UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 8/31

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Date of reporting period: 8/31/15

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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared twenty annual reports to shareholders for the year ended August 31, 2015 for series of John Hancock Funds II with August 31 fiscal year end. The first report applies to the Floating Rate Income Fund, the second report applies to the Strategic Income Opportunities Fund, the third report applies to the Natural Resources Fund, the fourth report applies to the Alternative Asset Allocation Fund, the fifth report applies to the Emerging Markets Fund, the sixth applies to the Emerging Markets Debt Fund, the seventh report applies to the U.S. Equity Fund, the eighth report applies to the International Small Company Fund, the ninth report applies to the Small Cap Value Fund, the tenth report applies to the Redwood Fund, the eleventh report applies to Blue Chip Growth Fund, the twelfth applies to Equity Income Fund, the thirteenth applies to Income Allocation Fund, the fourteenth applies to Global Equity Fund, the fifteenth applies to New Opportunities Fund (formerly Small Cap Opportunities Fund), the sixteenth applies to Spectrum Income Fund, the seventeenth apples to 10 Retirement Living Portfolios, the eighteenth report applies to 10 Retirement Choices Portfolios, the nineteenth report applies to the 10 Retirement Living Through II Portfolios and the twentieth report applies to 36 of the Registrant’s Funds.

John Hancock

Floating Rate Income Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Floating Rate Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
23	Financial statements
27	Financial highlights
34	Notes to financial statements
42	Auditor's report
43	Tax information
44	Continuation of investment advisory and subadvisory agreements
50	Trustees and Officers
54	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers, and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Bank loans advanced

U.S. bank loans generally advanced amid heightened volatility brought on by global economic uncertainty.

Fund underperformed

The fund declined for the period, trailing the performance of its benchmark, the S&P/LSTA Performing Loan Index.

Credit positioning and energy overweight detracted

The fund's credit positioning and an overweight in the energy sector detracted the most from performance compared with the benchmark.

PORTFOLIO COMPOSITION AS OF 8/31/15 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A fund that focuses on a particular sector may fluctuate more than a fund that invests in a wider variety of sectors. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, extended settlement risk, and the risks of being a lender. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Hedging, derivatives, and other strategic transactions may increase volatility and result in losses if not successful. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Timothy J. Settel, Western Asset Management Company

Timothy J. Settel
Portfolio Manager
Western Asset Management Company

How did bank loans perform over the past year?

The U.S. bank loan market was up modestly for the 12-month period as the S&P/LSTA Performing Loan Index returned 1.84%. Bank loans outperformed both the 1.55% return of the Barclays U.S. Aggregate Bond Index (a broad bond market measure) and the 0.48% return of the S&P 500 Index (a broad stock market measure). The positive performance in the bank loan market resulted entirely from interest income, as the price-only return of the S&P/LSTA index was -3.02%.

The period featured heightened volatility across the global financial markets, including the bank loan market. Continued geopolitical turmoil in Ukraine and the Middle East, renewed sovereign debt crises in Greece and Puerto Rico, and a slowdown in China's economy contributed to the increased market volatility.

Within the bank loan market, companies issued approximately $275 billion in loans for the one-year period, down more than 35% from the prior 12 months. On the investor demand side, retail demand declined overall, with approximately $30 billion in retail outflows, much of which occurred during the first half of the reporting period. Demand for bank loans from collateralized loan obligations remained robust throughout the period, providing a counterbalance of support for the market.

Can you talk about the economic environment during the period?

The U.S. economy experienced moderate but inconsistent growth, led by strength in employment, auto sales, and housing. Gas prices fell sharply, but the savings at the pump did not translate into a significant increase in consumer spending. Outside of the U.S., economic growth remained muted—Europe continued its gradual emergence from recession, while a meaningful slowdown in China's economy weighed on growth in Asia and many emerging economies.

In late 2014, the U.S. Federal Reserve (Fed) indicated that it intended to raise its short-term interest rate target sometime in 2015. However, global economic developments over the last six months have led to uncertainty regarding the timing of a Fed rate hike.

How did the economic environment affect bank loan credit quality?

The default rate in the bank loan market remained low by historical standards. According to Standard & Poor's, the year-over-year default rate as of August 31, 2015, was 0.8%, weighted by

4

issuer. Most of the defaults came from the energy and mining industries, which were hit hard by declining global demand for commodities.

From a credit-rating perspective, higher-quality loans outperformed over the past year as the heightened market volatility led to a flight to quality. Loans rated BB, the highest credit-rating sector in the bank loan market, generated the best returns. Loans rated B performed in line with the overall market, while those rated CCC—the most speculative grade of bank loans—declined for the 12-month period.

Turning to the portfolio, what factors contributed to the fund's underperformance of its benchmark during the period?

Credit positioning was one contributing factor. In general, the fund had a greater allocation to lower-rated credits than the benchmark, and the underperformance of lower-quality loans during the period was a drag on performance. The bulk of the fund's holdings were loans rated B, the middle credit quality segment of the bank loan market. But the fund's underweight position in loans rated BB and an overweight position in loans rated CCC compared with the benchmark detracted from relative results.

From a sector perspective, overweight positions in the energy and metals/mining sectors weighed on performance. Weaker demand for commodities led to a sharp decline in commodity prices, which in turn put downward pressure on profitability in these two sectors.

On balance, individual security selection was also a detractor from overall performance relative to the index. Notable detractors included three energy production and exploration companies—Samson Investment Company, California Resources Corp., and Quicksilver Resources, Inc.— as well as Australian mining company Atlas Iron, Ltd. and paper producer NewPage Corp.

COUNTRY COMPOSITION AS OF 8/31/15 (%)

United States	86.8
Luxembourg	3.8
Netherlands	3.1
Canada	2.4
Australia	2.1
Ireland	0.5
United Kingdom	0.4
Cayman Islands	0.3
Greece	0.3
Germany	0.2
Other countries	0.1
TOTAL	100.0
As a percentage of net assets.

5

Shifting gears, what factors aided fund performance versus the benchmark?

An overweight position in the consumer staples sector, along with an emphasis on transportation within the industrials sector, added to performance during the 12-month period. Consumer staples held up well in an uncertain global economic environment, while the transportation segment benefited from lower fuel costs.

Among individual issues, the top performance contributors included healthcare provider CRC Health Group, Inc., marine transportation firm Commercial Barge Line Company, and food company AdvancePierre Foods, Inc.

How is the fund currently positioned?

We believe the recent spike in market volatility, due largely to uncertainty about the timing of the first Fed rate hike since 2006 and softer economic data in China, has presented us with an attractive valuation opportunity, and we have been active in seeking to ensure the fund is positioned to take advantage of current market dislocations. Financial metrics for the average loan issuer appear solid, with manageable leverage and historically high interest coverage ratios, while near-term debt maturities remain at historically low levels. We expect these conditions to last for the foreseeable future, which should keep default rates low.

That said, we expect market volatility to remain elevated until Chinese economic growth stabilizes and the Fed takes that first step to raise short-term rates. Therefore, we may need some extra patience until the market environment calms and investors are able to recognize and reward the value we are currently finding.

We have recently reduced the fund's exposure in the metals and mining industry, in some cases in favor of higher-quality energy issuers in which we have a higher conviction. Although the fund holds

SECTOR COMPOSITION AS OF 8/31/15 (%)

6

an overweight position in CCC-rated loans, it is underweight in the most economically sensitive sectors—such as industrials and consumer discretionary—and overweight in the least-sensitive sectors, including consumer staples and utilities. We continue to have strong conviction that individual issue selection will pay off as these opportunities play out over time.

MANAGED BY

Timothy J. Settel On the fund since inception Investing since 1993
Michael C. Buchanan, CFA On the fund since inception Investing since 1990
S. Kenneth Leech On the fund since 2014 Investing since 1977

QUALITY COMPOSITION AS OF 8/31/15 (%)

The views expressed in this report are exclusively those of Timothy J. Settel, Western Asset Management Company, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	5-year	Since inception[2]	as of 8-31-15	as of 8-31-15
Class A	-4.58	3.66	3.74	19.67	32.52	4.54	4.54
Class B	-7.48	3.11	3.31	16.52	28.39	3.95	3.94
Class C	-3.82	3.45	3.37	18.51	28.90	3.95	3.94
Class I3	-1.94	4.56	4.46	24.96	39.74	4.98	4.97
Class R6[3,4]	-1.72	4.60	4.50	25.21	40.13	5.09	5.07
Class 1[3]	-1.76	4.65	4.53	25.53	40.47	5.03	5.03
Class NAV[3]	-1.71	4.70	4.59	25.84	41.05	5.08	5.08
Index†	1.84	5.17	5.07	28.66	46.10	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.0% to 2.5%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.16	1.86	1.86	0.84	0.74	0.77	0.72
Net (%)	1.16	1.86	1.86	0.84	0.71	0.77	0.72

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P/LSTA Performing Loan Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Floating Rate Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P/ LSTA Performing Loan Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B5	1-2-08	12,839	12,839	14,610
Class C5	1-2-08	12,890	12,890	14,610
Class I3	1-2-08	13,974	13,974	14,610
Class R6[3,4]	1-2-08	14,013	14,013	14,610
Class 1[3]	1-2-08	14,047	14,047	14,610
Class NAV[3]	1-2-08	14,105	14,105	14,610

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 3.0% to 2.5%, which became effective on 2-3-14.

S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.
2	From 1-2-08.
3	For certain types of investors, as described in the fund's prospectuses.
4	Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.
5	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Beginning Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$988.80	$5.61	1.12%
Class B	1,000.00	985.30	9.16	1.83%
Class C	1,000.00	985.40	9.16	1.83%
Class I	1,000.00	990.30	4.06	0.81%
Class R6	1,000.00	990.90	3.51	0.70%
Class 1	1,000.00	990.60	3.76	0.75%
Class NAV	1,000.00	990.90	3.51	0.70%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.60	$5.70	1.12%
Class B	1,000.00	1,016.00	9.30	1.83%
Class C	1,000.00	1,016.00	9.30	1.83%
Class I	1,000.00	1,021.10	4.13	0.81%
Class R6	1,000.00	1,021.70	3.57	0.70%
Class 1	1,000.00	1,021.40	3.82	0.75%
Class NAV	1,000.00	1,021.70	3.57	0.70%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

As of 8-31-15
	Rate (%)	Maturity date	Par value^	Value
Term loans (M) 86.7%				$2,561,707,025
(Cost $2,721,164,325)
Consumer discretionary 28.7%				849,489,582
Auto components 0.6%
CS Intermediate Holdco 2 LLC	4.000	04-04-21	10,934,084	10,846,601
INA Beteiligungsgesellschaft mbH	4.250	05-15-20	6,896,731	6,915,407
Automobiles 0.4%
FCA US LLC	3.500	05-24-17	5,290,542	5,276,654
FCA US LLC	3.250	12-31-18	7,791,176	7,748,324
Diversified consumer services 3.2%
BakerCorp International, Inc.	4.250	02-14-20	19,421,369	18,434,123
Laureate Education, Inc.	5.000	06-15-18	31,810,104	28,310,993
Monitronics International, Inc.	4.250	03-23-18	6,251,315	6,223,965
Monitronics International, Inc.	4.500	04-02-22	11,667,493	11,623,739
The ServiceMaster Company LLC	4.250	07-01-21	27,071,175	27,042,182
WASH Multifamily Laundry Systems LLC	4.250	05-14-22	1,450,000	1,439,125
Hotels, restaurants and leisure 9.0%
Aristocrat International Pty, Ltd.	4.750	10-20-21	23,249,769	23,285,155
Boyd Gaming Corp.	4.000	08-14-20	4,647,310	4,639,563
Caesars Entertainment Resort Properties LLC	7.000	10-11-20	17,769,400	16,858,718
Caesars Growth Properties Holdings LLC	6.250	05-08-21	8,197,552	7,131,870
CCM Merger, Inc.	4.500	08-08-21	15,677,678	15,667,879
CityCenter Holdings LLC	4.250	10-16-20	12,528,878	12,513,217
Equinox Holdings, Inc.	5.000	01-31-20	19,057,655	19,097,352
Equinox Holdings, Inc.	9.750	07-31-20	8,520,000	8,633,597
Fitness International LLC	5.500	07-01-20	18,839,700	17,921,265
Four Seasons Holdings, Inc.	3.500	06-27-20	7,555,703	7,494,313
Hilton Worldwide Finance LLC	3.500	10-26-20	15,563,077	15,531,375
La Quinta Intermediate Holdings LLC	4.000	04-14-21	10,078,244	10,044,653
Landry's, Inc.	4.000	04-24-18	16,648,133	16,677,867
Life Time Fitness, Inc.	4.250	06-10-22	8,740,000	8,663,525
MGM Resorts International	3.500	12-20-19	14,661,316	14,526,916
Mohegan Tribal Gaming Authority	5.500	11-19-19	24,327,018	24,091,363
New Red Finance, Inc.	3.750	12-12-21	15,504,530	15,488,375
Norwegian Cruise Line Holdings, Ltd.	4.000	11-19-21	5,442,650	5,435,847
QCE LLC, PIK	15.000	07-01-19	7,160,366	2,327,119
Station Casinos LLC	4.250	03-02-20	9,862,567	9,836,145
World Endurance Holdings	5.250	06-26-21	11,058,920	10,975,978
Household durables 0.2%
Libbey Glass, Inc.	3.750	04-09-21	5,260,800	5,227,920

12SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Household products 0.3%
KIK Custom Products, Inc. (T)		TBD	08-14-22	9,438,500	$9,202,538
Internet and catalog retail 0.2%
Spencer Gifts LLC	5.253		06-29-22	7,012,425	6,942,301
Leisure products 0.3%
Eastman Kodak Company	7.250		09-03-19	8,965,206	8,726,131
Media 7.1%
Acosta Holdco, Inc.	4.250		09-26-21	2,316,694	2,296,837
Advantage Sales & Marketing, Inc.	4.250		07-23-21	6,429,102	6,346,443
Altice Financing SA	5.250		02-04-22	6,060,000	6,099,772
Altice Financing SA	5.500		07-02-19	7,121,924	7,173,116
Charter Communications, Inc.	3.500		01-20-23	11,040,000	11,015,856
Checkout Holding Corp.	4.500		04-09-21	8,900,100	7,698,587
Crossmark Holdings, Inc.	4.500		12-20-19	9,046,877	7,870,783
CSC Holdings LLC	2.698		04-17-20	9,247,893	9,109,175
iHeartCommunications, Inc.	6.948		01-30-19	12,950,000	11,374,412
Interactive Data Corp.	4.750		05-02-21	10,039,800	10,024,740
MediArena Acquisition BV	6.750		08-13-21	12,952,125	12,644,512
MediArena Acquisition BV	10.000		08-13-22	3,185,000	2,977,975
NEP Broadcasting LLC	4.250		01-22-20	26,226,782	25,833,380
Numericable US LLC	4.500		05-21-20	20,035,519	19,997,952
RentPath, Inc.	6.250		12-17-21	7,960,000	7,915,225
TWCC Holding Corp.	5.750		02-13-20	9,303,391	9,219,084
Univision Communications, Inc.	4.000		03-01-20	38,623,695	38,329,432
UPC Financing Partnership	3.250		06-30-21	11,591,186	11,419,393
Visant Corp.	7.000		09-23-21	3,728,748	3,565,615
Multiline retail 0.7%
Dollar Tree, Inc.	3.500		07-06-22	11,472,405	11,467,621
Dollar Tree, Inc.	4.250		07-06-22	6,730,000	6,723,694
Neiman Marcus Group, Ltd. LLC	4.250		10-25-20	1,974,762	1,951,930
Specialty retail 6.4%
Academy, Ltd.	5.000		07-01-22	27,070,000	26,981,183
Allflex Holdings III, Inc.	4.250		07-17-20	7,319,427	7,273,680
Allflex Holdings III, Inc.	8.000		07-19-21	14,480,000	14,516,200
Bass Pro Group LLC	4.000		06-05-20	7,999,468	7,959,471
CWGS Group LLC	5.250		02-20-20	31,760,310	31,839,711
J Crew Group, Inc.	4.000		03-05-21	20,568,790	16,223,633
Michaels Stores, Inc.	3.750		01-28-20	11,619,194	11,575,622
Michaels Stores, Inc.	4.000		01-28-20	2,758,140	2,759,519
Party City Holdco, Inc.	4.250		07-28-22	15,676,483	15,656,888
Petco Animal Supplies, Inc.	4.000		11-24-17	8,924,415	8,913,259
PetSmart, Inc.	4.250		03-11-22	18,264,225	18,222,710
Staples, Inc. (T)		TBD	04-07-21	9,190,000	9,146,605

SEE NOTES TO FINANCIAL STATEMENTS13

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
The Gymboree Corp.	5.000	02-23-18	16,229,771	$10,657,555
TOMS Shoes LLC	6.500	10-28-20	9,336,600	8,677,203
Textiles, apparel and luxury goods 0.3%
Kate Spade & Company	4.000	04-09-21	7,286,400	7,228,714
Consumer staples 6.5%				192,375,776
Food and staples retailing 2.7%
AdvancePierre Foods, Inc.	5.750	07-10-17	3,098,959	3,102,027
AdvancePierre Foods, Inc.	9.500	10-10-17	18,180,000	18,248,175
Aramark Services, Inc.	1.838	07-26-16	72,135	71,413
Aramark Services, Inc.	1.843	07-26-16	267,979	265,299
Aramark Services, Inc.	3.250	02-24-21	13,464,256	13,396,935
CSM Bakery Solutions LLC	5.000	07-03-20	19,526,381	19,443,393
CSM Bakery Solutions LLC	8.750	07-03-21	17,920,000	16,800,000
Hearthside Group Holdings LLC	4.500	06-02-21	7,620,494	7,620,494
Food products 2.2%
Candy Intermediate Holdings, Inc.	7.500	06-18-18	23,276,986	23,218,794
Dole Food Company, Inc.	4.500	11-01-18	9,995,144	9,995,144
Shearer's Foods LLC	4.500	06-30-21	5,865,675	5,825,349
Shearer's Foods LLC	7.750	06-30-22	6,860,000	6,722,800
The Brickman Group, Ltd. LLC	4.000	12-18-20	19,613,054	19,302,521
Household products 1.0%
Anchor Hocking LLC	10.000	06-04-18	3,515,720	3,445,406
Jarden Corp.	2.948	07-27-22	2,470,000	2,462,590
The Sun Products Corp.	5.500	03-23-20	26,292,585	25,273,748
Life sciences tools and services 0.6%
Lantheus Medical Imaging, Inc.	7.000	06-30-22	17,510,000	17,181,688
Energy 8.6%				252,964,530
Energy equipment and services 2.3%
Expro Finservices SARL	5.750	09-02-21	27,353,300	22,566,473
KCA DEUTAG Alpha, Ltd.	6.250	05-13-20	20,037,600	16,380,738
Pacific Drilling SA	4.500	06-03-18	24,235,612	17,490,041
Paragon Offshore Finance Company	3.750	07-18-21	16,001,085	10,080,684
Independent power and renewable electricity producers 0.2%
Terra-Gen Finance Company LLC	5.250	12-09-21	6,322,370	6,290,758
Oil, gas and consumable fuels 6.1%
Arch Coal, Inc.	6.250	05-16-18	5,043,548	2,679,385
Bowie Resource Holdings LLC	6.750	08-14-20	11,043,733	10,284,476
Bowie Resource Holdings LLC	11.750	02-16-21	2,304,000	2,148,480
EP Energy LLC	3.500	05-24-18	11,666,667	11,054,167
Foresight Energy LLC	5.500	08-19-20	4,898,350	4,628,941

14SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)		Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
FTS International, Inc.	5.750		04-16-21	6,137,273	$2,649,258
HFOTCO LLC	4.250		08-19-21	16,842,725	16,169,016
Key Energy Services, Inc.	10.250		06-01-20	5,150,000	5,021,250
Magnum Hunter Resources Corp.	8.500		10-22-19	9,780,095	9,584,493
Murray Energy Corp.	7.000		04-07-17	7,870,000	7,142,025
Murray Energy Corp.	7.500		04-16-20	46,166,000	34,547,541
Oxbow Carbon & Minerals LLC	8.000		01-17-20	7,510,000	6,871,650
Panda Temple Power II LLC	7.250		04-03-19	6,500,970	6,110,912
Panda Temple Power LLC	7.250		03-04-22	17,536,050	16,746,928
Quicksilver Resources, Inc. (H)	7.000		06-21-19	25,047,929	11,647,287
RGL Reservoir Operations, Inc.	6.000		08-14-21	10,679,300	4,925,827
Samson Investment Company (H)	5.000		09-25-18	23,550,000	3,081,117
Southcross Energy Partners LP	5.250		08-04-21	2,668,856	2,502,053
TPF II Power LLC	5.500		10-02-21	15,062,385	15,084,346
Westmoreland Coal Company	7.500		12-16-20	8,176,049	7,276,684
Financials 4.7%					139,240,680
Banks 0.6%
Flying Fortress, Inc.	3.500		04-30-20	17,309,166	17,309,166
Capital markets 1.3%
BATS Global Markets Holdings, Inc.	5.750		01-31-20	2,198,170	2,200,917
CEC Entertainment, Inc.	4.000		02-14-21	19,770,549	19,243,328
Gimv NV	4.250		05-08-20	8,332,980	8,305,207
Infinity Acquisition LLC	4.000		08-06-21	7,448,915	7,365,114
Diversified financial services 1.4%
Delos Finance SARL	3.500		03-06-21	11,770,000	11,747,931
McGraw-Hill Global Education Holdings LLC	4.750		03-22-19	13,491,089	13,507,952
PGX Holdings, Inc. (S)	5.750		09-29-20	2,221,863	2,225,566
TransUnion LLC	3.750		04-09-21	13,595,980	13,480,414
Real estate investment trusts 0.6%
Lineage Logistics LLC	4.500		04-07-21	19,732,098	19,041,475
Real estate management and development 0.8%
Realogy Group LLC	2.262		10-10-16	1,010,641	1,000,535
Realogy Group LLC	3.750		03-05-20	23,865,268	23,813,075
Health care 9.4%					276,090,455
Health care equipment and supplies 2.4%
Air Medical Group Holdings, Inc.	4.500		04-06-22	17,060,000	16,761,450
ConvaTec, Inc.	4.250		06-15-20	12,790,929	12,753,617
Curo Health Services Holdings, Inc.	6.500		02-07-22	15,630,825	15,669,902
DJO Finance LLC	4.250		06-08-20	10,170,000	10,140,334
Hill-Rom Holdings, Inc. (T)		TBD	07-23-22	4,530,000	4,528,111
Sterigenics-Nordion Holdings LLC	4.250		05-15-22	10,730,000	10,676,350

SEE NOTES TO FINANCIAL STATEMENTS15

	Rate (%)		Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 3.1%
Acadia Healthcare Company, Inc.	4.250		02-11-22	7,154,050	$7,183,024
Catalent Pharma Solutions, Inc.	4.250		05-20-21	6,643,804	6,633,652
DaVita HealthCare Partners, Inc.	3.500		06-24-21	7,316,423	7,301,182
Envision Healthcare Corp.	4.000		05-25-18	18,411,149	18,376,628
MPH Acquisition Holdings LLC	3.750		03-31-21	17,435,391	17,214,729
Radnet Management, Inc.	4.267		10-10-18	15,541,871	15,418,826
Radnet Management, Inc.	8.000		03-25-21	20,030,000	19,704,513
Pharmaceuticals 3.9%
Akorn, Inc.	5.500		04-16-21	15,576,653	15,544,207
DPx Holdings BV	4.250		03-11-21	27,094,439	26,779,954
Endo Luxembourg Finance I Company SARL (T)		TBD	06-11-22	7,007,500	7,004,213
Par Pharmaceutical Companies, Inc.	4.000		09-30-19	20,538,723	20,495,941
Par Pharmaceutical Companies, Inc.	4.250		09-30-19	3,950,150	3,943,980
Pharmaceutical Product Development LLC	4.250		08-18-22	18,357,650	18,242,915
Valeant Pharmaceuticals International, Inc.	4.000		04-01-22	21,726,813	21,716,927
Industrials 12.2%					361,106,150
Aerospace and defense 1.0%
Accudyne Industries Borrower SCA	4.000		12-13-19	569,068	535,280
B/E Aerospace, Inc.	4.000		12-16-21	5,554,545	5,577,114
WP CPP Holdings LLC	4.500		12-28-19	19,354,428	19,185,077
WP CPP Holdings LLC	8.750		04-30-21	5,481,525	5,344,487
Air freight and logistics 0.8%
Syncreon Group BV	5.250		10-28-20	27,909,322	22,676,324
Airlines 1.8%
American Airlines, Inc.	3.250		06-26-20	23,125,366	22,906,508
Delta Air Lines, Inc. (T)		TBD	08-12-22	7,830,000	7,810,425
United Airlines, Inc.	3.250		04-01-19	6,177,948	6,148,992
US Airways, Inc.	3.500		05-23-19	17,699,739	17,607,558
Building products 0.9%
Builders FirstSource, Inc.	6.000		07-31-22	5,200,000	5,171,832
GYP Holdings III Corp.	4.750		04-01-21	14,073,072	13,765,224
PGT, Inc.	5.250		09-22-21	8,098,800	8,092,054
Commercial services and supplies 1.7%
Access CIG LLC	6.003		10-18-21	6,729,124	6,701,084
ADS Waste Holdings, Inc.	3.750		10-09-19	7,805,156	7,738,813
Nord Anglia Education Finance LLC	4.500		03-31-21	13,768,958	13,700,113
SRS Distribution, Inc.	5.250		08-12-22	7,615,795	7,587,235
Waste Industries USA, Inc.	4.250		02-27-20	14,962,500	15,018,609
Electrical equipment 0.6%
Generac Power Systems, Inc.	3.250		05-31-20	14,468,658	14,161,199
Southwire Company	3.000		02-10-21	3,066,719	3,024,552

16SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Industrial conglomerates 0.2%
LS Deco LLC	5.500	05-21-22	5,970,000	$5,999,850
Machinery 2.6%
CPM Holdings, Inc.	6.000	04-11-22	2,850,000	2,853,563
Gardner Denver, Inc.	4.250	07-30-20	13,629,706	12,985,130
Gates Global LLC	4.250	07-05-21	10,171,629	9,722,378
Intelligrated, Inc.	4.503	07-30-18	11,644,167	11,600,501
Mirror BidCo Corp.	4.250	12-28-19	19,026,032	18,938,835
Phibro Animal Health Corp.	4.000	04-16-21	16,374,264	16,241,223
Xerium Technologies, Inc.	5.750	05-17-19	4,377,789	4,383,261
Road and rail 0.5%
The Hertz Corp.	3.000	03-11-18	15,270,605	15,114,082
Trading companies and distributors 0.6%
American Builders & Contractors Supply Company, Inc.	3.500	04-16-20	17,694,421	17,598,570
Transportation infrastructure 1.5%
Atlantic Aviation FBO, Inc.	3.250	06-01-20	7,236,553	7,155,142
Commercial Barge Line Company	7.500	09-23-19	23,110,550	23,023,885
Commercial Barge Line Company	10.750	03-22-20	12,580,000	12,737,250
Information technology 3.9%				115,717,048
Electronic equipment, instruments and components 0.3%
Ellucian, Inc.	4.000	07-19-18	6,811,769	6,801,552
Zebra Technologies Corp.	4.750	10-27-21	2,856,045	2,867,184
Internet software and services 0.2%
Universal Services of America	4.750	07-28-22	4,617,078	4,550,713
Software 2.4%
Activision Blizzard, Inc.	3.250	10-12-20	6,736,200	6,736,200
First Data Corp.	3.700	03-24-18	19,705,507	19,579,273
First Data Corp.	3.700	09-24-18	8,500,000	8,438,018
First Data Corp.	4.200	03-24-21	2,840,000	2,834,928
Kronos, Inc.	4.500	10-30-19	15,024,060	15,020,304
Kronos, Inc.	9.750	04-30-20	18,117,439	18,540,173
Technology hardware, storage and peripherals 1.0%
CompuCom Systems, Inc.	4.250	05-11-20	34,292,319	30,348,703
Materials 4.6%				134,314,978
Construction materials 0.0%
Roofing Supply Group LLC	5.000	05-31-19	7,921	7,916
Containers and packaging 2.5%
Anchor Glass Container Corp.	4.500	07-01-22	5,823,281	5,814,185
BWAY Holding Company	5.500	08-14-20	22,880,013	22,832,354
Consolidated Container Company LLC	5.000	07-03-19	8,769,125	8,297,785
Consolidated Container Company LLC	7.750	01-03-20	7,400,000	6,290,000

SEE NOTES TO FINANCIAL STATEMENTS17

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Hilex Poly Company LLC	6.000	12-05-21	12,795,700	$12,753,052
Hilex Poly Company LLC	9.750	05-22-22	10,190,000	10,156,037
Printpack Holdings, Inc.	6.000	05-28-20	7,533,900	7,510,357
Metals and mining 1.0%
Atlas Iron, Ltd.	8.750	12-10-17	19,264,824	6,742,688
Essar Steel Algoma, Inc.	7.500	08-09-19	7,994,588	7,055,223
Fairmount Santrol, Ltd.	4.500	09-05-19	2,179,124	1,874,047
FMG Resources August 2006 Pty, Ltd.	3.750	06-30-19	15,336,375	12,364,953
Paper and forest products 1.1%
Coveris Holdings SA	4.500	05-08-19	5,483,433	5,462,870
NewPage Corp.	9.500	02-11-21	32,389,320	20,202,838
Wausau Paper Corp.	6.500	07-30-20	6,972,636	6,950,673
Telecommunication services 3.1%				92,474,081
Diversified telecommunication services 2.2%
Communications Sales & Leasing, Inc.	5.000	10-24-22	12,870,000	12,333,746
Intelsat Jackson Holdings SA	3.750	06-30-19	16,282,723	15,941,812
Level 3 Financing, Inc.	3.500	05-31-22	4,910,000	4,863,969
Level 3 Financing, Inc.	4.000	01-15-20	8,050,000	8,039,938
Telesat Canada	3.500	03-28-19	12,570,514	12,507,661
Virgin Media Investment Holdings, Ltd.	3.500	06-30-23	12,623,167	12,476,650
Wireless telecommunication services 0.9%
Ziggo BV	3.500	01-15-22	26,658,357	26,310,305
Utilities 5.0%				147,933,745
Electric utilities 3.4%
Chief Power Finance LLC	5.750	12-31-20	16,407,550	16,571,626
Energy Future Intermediate Holding Company LLC	4.250	06-19-16	14,180,204	14,168,392
ExGen Texas Power LLC	5.750	09-16-21	17,552,411	16,806,434
Green Energy Partners	6.500	11-13-21	6,405,000	6,473,053
La Frontera Generation LLC	4.500	09-30-20	9,244,632	8,932,625
Moxie Patriot LLC	6.750	12-19-20	9,090,000	8,771,850
Star West Generation LLC	4.250	03-13-20	13,116,554	13,083,762
Texas Competitive Electric Holdings Company LLC (H)	4.662	10-10-17	32,644,306	14,730,743
Independent power and renewable electricity producers 1.6%
Atlantic Power LP	4.750	02-24-21	6,647,622	6,631,003
EFS Cogen Holdings I LLC	3.750	12-17-20	6,802,325	6,805,161
Empire Generating Company LLC	5.250	03-12-21	18,807,019	17,866,669
STS Operating, Inc.	4.753	02-12-21	7,821,000	7,801,448
Windsor Financing LLC	6.250	12-05-17	9,290,979	9,290,979

18SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 10.5%				$311,299,294
(Cost $348,588,989)
Consumer discretionary 0.6%				19,029,281
Hotels, restaurants and leisure 0.4%
Caesars Entertainment Resort Properties LLC (L)	11.000	10-01-21	3,600,000	3,343,500
New Red Finance, Inc. (S)	4.625	01-15-22	10,097,000	10,147,484
Media 0.2%
Altice Financing SA (S)	6.625	02-15-23	4,260,000	4,238,700
Numericable-SFR SAS (S)	6.250	05-15-24	1,300,000	1,299,597
Consumer staples 0.6%				16,688,413
Food and staples retailing 0.1%
Beverages & More, Inc. (S)	10.000	11-15-18	2,470,000	2,420,600
Tobacco 0.5%
Alliance One International, Inc. (L)	9.875	07-15-21	16,910,000	14,267,813
Energy 2.1%				62,499,032
Energy equipment and services 0.7%
Hercules Offshore, Inc. (H)(S)	6.750	04-01-22	9,410,000	2,117,250
Hercules Offshore, Inc. (H)(S)	7.500	10-01-21	3,010,000	677,250
Parker Drilling Company	6.750	07-15-22	1,780,000	1,388,400
Teine Energy, Ltd. (S)	6.875	09-30-22	16,140,000	13,961,100
TerraForm Power Operating LLC (S)	5.875	02-01-23	4,240,000	4,028,000
Oil, gas and consumable fuels 1.4%
Comstock Resources, Inc. (S)	10.000	03-15-20	10,430,000	8,370,075
Crestwood Midstream Partners LP	6.000	12-15-20	1,884,000	1,780,380
Crestwood Midstream Partners LP	6.125	03-01-22	1,580,000	1,437,800
FTS International, Inc. (P)(S)	7.808	06-15-20	5,620,000	4,242,398
Halcon Resources Corp. (S)	8.625	02-01-20	5,490,000	4,817,475
Magnum Hunter Resources Corp.	9.750	05-15-20	3,400,000	2,337,500
QEP Resources, Inc.	6.875	03-01-21	1,240,000	1,184,200
Samson Investment Company (H)	9.750	02-15-20	1,570,000	5,888
Sanchez Energy Corp. (L)	6.125	01-15-23	11,989,000	8,991,750
Sanchez Energy Corp. (L)	7.750	06-15-21	2,590,000	2,188,550
WPX Energy, Inc. (L)	7.500	08-01-20	2,410,000	2,314,516
WPX Energy, Inc. (L)	8.250	08-01-23	2,760,000	2,656,500
Financials 1.8%				54,276,307
Banks 0.2%
CIT Group, Inc.	5.000	08-15-22	1,960,000	1,991,850
CIT Group, Inc.	5.000	08-01-23	3,200,000	3,240,000
Consumer finance 0.6%
Navient Corp.	5.000	10-26-20	3,970,000	3,533,300
Navient Corp.	6.125	03-25-24	3,280,000	2,788,000
Navient Corp.	8.000	03-25-20	10,628,000	10,740,657

SEE NOTES TO FINANCIAL STATEMENTS19

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services 0.3%
Globe Luxembourg SCA (S)	9.625	05-01-18	11,740,000	$9,626,800
Real estate management and development 0.4%
CTR Partnership LP	5.875	06-01-21	2,100,000	2,126,250
The Howard Hughes Corp. (S)	6.875	10-01-21	9,940,000	10,362,450
Thrifts and mortgage finance 0.3%
Quicken Loans, Inc. (S)	5.750	05-01-25	10,120,000	9,867,000
Health care 1.5%				44,625,855
Health care equipment and supplies 0.5%
DJO Finance LLC (S)	10.750	04-15-20	2,661,000	2,700,915
DJO Finco, Inc. (S)	8.125	06-15-21	5,300,000	5,482,850
Universal Hospital Services, Inc.	7.625	08-15-20	8,209,000	7,962,730
Health care providers and services 1.0%
DaVita HealthCare Partners, Inc.	5.000	05-01-25	740,000	725,200
Fresenius Medical Care US Finance II, Inc. (S)	4.750	10-15-24	3,120,000	3,127,800
Fresenius Medical Care US Finance, Inc. (S)	5.750	02-15-21	1,080,000	1,169,100
HCA, Inc.	5.375	02-01-25	9,590,000	9,733,850
HCA, Inc.	5.875	03-15-22	2,800,000	3,045,000
Tenet Healthcare Corp. (S)	3.787	06-15-20	10,620,000	10,678,410
Industrials 1.3%				36,966,400
Marine 0.3%
Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	9,550,000	9,120,250
Trading companies and distributors 0.7%
United Rentals North America, Inc.	4.625	07-15-23	14,920,000	14,677,550
United Rentals North America, Inc.	5.750	11-15-24	5,050,000	4,974,250
United Rentals North America, Inc.	7.375	05-15-20	1,000,000	1,061,250
Transportation infrastructure 0.3%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	7,080,000	7,133,100
Information technology 0.2%				4,383,525
Software 0.2%
First Data Corp. (S)	6.750	11-01-20	4,155,000	4,383,525
Materials 0.9%				26,940,124
Containers and packaging 0.5%
Ardagh Packaging Finance PLC (P)(S)	3.286	12-15-19	16,039,000	15,678,123
Metals and mining 0.4%
FMG Resources August 2006 Pty, Ltd. (S)	9.750	03-01-22	10,990,000	10,042,113
Midwest Vanadium Pty, Ltd. (H)(S)	11.500	02-15-18	6,080,000	273,600
St. Barbara, Ltd. (S)	8.875	04-15-18	1,010,000	938,038
Paper and forest products 0.0%
Verso Paper Holdings LLC (L)	11.750	01-15-19	30,000	8,250

20SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services 1.4%				$42,367,059
Diversified telecommunication services 0.7%
CCO Safari II LLC (S)	3.579	07-23-20	8,990,000	8,961,951
Communications Sales & Leasing, Inc. (S)	6.000	04-15-23	5,630,000	5,320,350
Intelsat Jackson Holdings SA	5.500	08-01-23	3,800,000	3,344,000
Telecom Italia SpA (S)	5.303	05-30-24	2,986,000	3,008,395
Wireless telecommunication services 0.7%
Sprint Capital Corp.	8.750	03-15-32	100,000	94,625
Sprint Corp.	7.875	09-15-23	22,510,000	21,637,738
Utilities 0.1%				3,523,298
Electric utilities 0.0%
Miran Mid-Atlantic Series C Pass Through Trust	10.060	12-30-28	1,471,185	1,518,998
Independent power and renewable electricity producers 0.1%
NRG REMA LLC	9.681	07-02-26	1,965,000	2,004,300
Convertible bonds 0.1%				$2,320,807
(Cost $3,570,472)
Materials 0.1%				2,320,807
Metals and mining 0.1%
Mirabela Nickel, Ltd., PIK (S)	9.500	06-24-19	3,570,472	2,320,807
			Shares	Value
Common stocks 0.2%				$6,567,197
(Cost $8,227,550)
Consumer discretionary 0.2%				6,378,484
Hotels, restaurants and leisure 0.0%
Tropicana Entertainment, Inc. (I)			72,338	1,150,174
Household durables 0.2%
Everyware Global, Inc. (I)			697,108	5,228,310
Materials 0.0%				188,713
Metals and mining 0.0%
Mirabela Nickel, Ltd. (I)			3,194,905	188,713
Preferred securities 0.6%				$19,042,801
(Cost $19,205,940)
Financials 0.6%				19,042,801
Diversified financial services 0.6%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)			745,899	19,042,801
		Yield (%)	Shares	Value
Securities lending collateral 0.6%				$18,673,001
(Cost $18,672,942)
John Hancock Collateral Trust (W)		0.1436(Y)	1,866,348	18,673,001

SEE NOTES TO FINANCIAL STATEMENTS21

	Yield (%)	Shares	Value
Short-term investments 2.6%			$75,989,653
(Cost $75,989,653)
Money market funds 2.6%			75,367,126
State Street Institutional Liquid Reserves Fund	0.1239(Y)	75,367,126	75,367,126
		Par value	Value
Repurchase agreement 0.0%			622,527
Repurchase Agreement with State Street Corp. dated 8-31-15 at 0.000% to be repurchased at $622,527 on 9-1-15, collateralized by $627,600 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $635,006, including interest)		622,527	$622,527
Total investments (Cost $3,195,419,871)† 101.3%			$2,995,599,778
Other assets and liabilities, net (1.3%)			($39,279,983)
Total net assets 100.0%			$2,956,319,795

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 8-31-15.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $3,198,663,016. Net unrealized depreciation aggregated $203,063,238, of which $10,604,105 related to appreciated investment securities and $213,667,343 related to depreciated investment securities.

22SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments in unaffiliated issuers, at value (Cost $3,176,746,929) including $17,989,371 of securities loaned	$2,976,926,777
Investments in affiliated issuers, at value (Cost $18,672,942)	18,673,001
Total investments, at value (Cost $3,195,419,871)	2,995,599,778
Receivable for investments sold	38,924,754
Receivable for fund shares sold	1,100,942
Interest receivable	24,485,225
Receivable for securities lending income	13,979
Other receivables and prepaid expenses	61,463
Total assets	3,060,186,141
Liabilities
Due to custodian	622,527
Payable for investments purchased	70,050,151
Payable for fund shares repurchased	13,909,778
Payable upon return of securities loaned	18,673,489
Distributions payable	228,836
Payable to affiliates
Accounting and legal services fees	28,877
Transfer agent fees	75,129
Trustees' fees	343
Investment management fees	18,567
Other liabilities and accrued expenses	258,649
Total liabilities	103,866,346
Net assets	$2,956,319,795
Net assets consist of
Paid-in capital	$3,191,882,052
Undistributed net investment income	3,652,100
Accumulated net realized gain (loss) on investments	(39,394,264)
Net unrealized appreciation (depreciation) on investments	(199,820,093)
Net assets	$2,956,319,795

SEE NOTES TO FINANCIAL STATEMENTS23

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($266,515,851 ÷ 30,615,913 shares)[1]	$8.71
Class B ($23,989,885 ÷ 2,754,850 shares)[1]	$8.71
Class C ($190,420,838 ÷ 21,782,974 shares)[1]	$8.74
Class I ($226,160,102 ÷ 25,989,216 shares)	$8.70
Class R6 ($23,826,808 ÷ 2,736,990 shares)	$8.71
Class 1 ($25,533,260 ÷ 2,936,446 shares)	$8.70
Class NAV ($2,199,873,051 ÷ 252,703,581 shares)	$8.71
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$8.93

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

24SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the year ended 8-31-15

Investment income
Interest	$188,478,934
Dividends	1,601,501
Securities lending	71,625
Total investment income	190,152,060
Expenses
Investment management fees	22,294,591
Distribution and service fees	3,561,163
Accounting and legal services fees	392,616
Transfer agent fees	1,118,569
Trustees' fees	45,127
State registration fees	159,183
Printing and postage	48,766
Professional fees	131,551
Custodian fees	399,830
Registration and filing fees	25,455
Expense recapture	3,839
Other	45,697
Total expenses	28,226,387
Less expense reductions	(375,656)
Net expenses	27,850,731
Net investment income	162,301,329
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(35,182,737)
Investments in affiliated issuers	(551)
(35,183,288)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(193,267,987)
Investments in affiliated issuers	(88)
(193,268,075)
Net realized and unrealized loss	(228,451,363)
Decrease in net assets from operations	($66,150,034)

SEE NOTES TO FINANCIAL STATEMENTS25

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income	$162,301,329	$166,544,491
Net realized gain (loss)	(35,183,288)	15,748,436
Change in net unrealized appreciation (depreciation)	(193,268,075)	(15,578,771)
Increase (decrease) in net assets resulting from operations	(66,150,034)	166,714,156
Distributions to shareholders
From net investment income
Class A	(16,875,901)	(22,150,984)
Class B	(1,113,720)	(1,087,151)
Class C	(9,091,685)	(9,221,911)
Class I	(16,595,186)	(19,814,733)
Class R6	(1,205,183)	(982,418)
Class 1	(1,403,571)	(1,034,439)
Class NAV	(122,008,201)	(106,844,689)
From net realized gain
Class A	(961,808)	(1,485,668)
Class B	(70,813)	(89,739)
Class C	(585,097)	(721,119)
Class I	(938,033)	(1,213,528)
Class R6	(56,734)	(58,794)
Class 1	(70,501)	(55,249)
Class NAV	(5,913,188)	(5,968,746)
Total distributions	(176,889,621)	(170,729,168)
From fund share transactions	(627,539,193)	376,763,645
Total increase (decrease)	(870,578,848)	372,748,633
Net assets
Beginning of year	3,826,898,643	3,454,150,010
End of year	$2,956,319,795	$3,826,898,643
Undistributed net investment income	$3,652,100	$7,353,281

26SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$9.36	$9.37	$9.41	$9.05	$9.43
Net investment income[1]	0.42	0.39	0.43	0.45	0.44
Net realized and unrealized gain (loss) on investments	(0.62)	—	0.03	0.48	(0.08)
Total from investment operations	(0.20)	0.39	0.46	0.93	0.36
Less distributions
From net investment income	(0.43)	(0.38)	(0.42)	(0.45)	(0.48)
From net realized gain	(0.02)	(0.02)	(0.08)	(0.12)	(0.26)
Total distributions	(0.45)	(0.40)	(0.50)	(0.57)	(0.74)
Net asset value, end of period	$8.71	$9.36	$9.37	$9.41	$9.05
Total return (%)[2,3]	(2.13)	4.24	5.02	10.52	3.66
Ratios and supplemental data
Net assets, end of period (in millions)	$267	$467	$518	$354	$414
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.19	1.21	1.25	1.21
Expenses including reductions	1.13	1.18	1.20	1.20	1.20
Net investment income	4.59	4.14	4.54	4.86	4.64
Portfolio turnover (%)	40	52	65	59	80

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Does not reflect the effect of sales charges, if any.

SEE NOTES TO FINANCIAL STATEMENTS27

Class B Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$9.36	$9.37	$9.41	$9.05	$9.42
Net investment income[1]	0.35	0.32	0.36	0.38	0.37
Net realized and unrealized gain (loss) on investments	(0.61)	—	0.03	0.48	(0.07)
Total from investment operations	(0.26)	0.32	0.39	0.86	0.30
Less distributions
From net investment income	(0.37)	(0.31)	(0.35)	(0.38)	(0.41)
From net realized gain	(0.02)	(0.02)	(0.08)	(0.12)	(0.26)
Total distributions	(0.39)	(0.33)	(0.43)	(0.50)	(0.67)
Net asset value, end of period	$8.71	$9.36	$9.37	$9.41	$9.05
Total return (%)[2,3]	(2.83)	3.44	4.23	9.70	2.99
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$31	$34	$25	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86	1.96	1.97	2.03	2.02
Expenses including reductions	1.85	1.95	1.95	1.95	1.95
Net investment income	3.89	3.39	3.80	4.10	3.85
Portfolio turnover (%)	40	52	65	59	80

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Does not reflect the effect of sales charges, if any.

28SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$9.40	$9.40	$9.45	$9.08	$9.46
Net investment income[1]	0.35	0.33	0.36	0.38	0.37
Net realized and unrealized gain (loss) on investments	(0.62)	0.01	0.03	0.49	(0.08)
Total from investment operations	(0.27)	0.34	0.39	0.87	0.29
Less distributions
From net investment income	(0.37)	(0.32)	(0.36)	(0.38)	(0.41)
From net realized gain	(0.02)	(0.02)	(0.08)	(0.12)	(0.26)
Total distributions	(0.39)	(0.34)	(0.44)	(0.50)	(0.67)
Net asset value, end of period	$8.74	$9.40	$9.40	$9.45	$9.08
Total return (%)[2,3]	(2.89)	3.66	4.18	9.80	2.92
Ratios and supplemental data
Net assets, end of period (in millions)	$190	$270	$251	$178	$186
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84	1.86	1.89	1.95	1.92
Expenses including reductions	1.83	1.85	1.89	1.95	1.92
Net investment income	3.91	3.47	3.85	4.11	3.90
Portfolio turnover (%)	40	52	65	59	80

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Does not reflect the effect of sales charges, if any.

SEE NOTES TO FINANCIAL STATEMENTS29

Class I Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$9.36	$9.36	$9.40	$9.04	$9.42
Net investment income[1]	0.44	0.42	0.46	0.48	0.47
Net realized and unrealized gain (loss) on investments	(0.62)	0.01	0.04	0.48	(0.07)
Total from investment operations	(0.18)	0.43	0.50	0.96	0.40
Less distributions
From net investment income	(0.46)	(0.41)	(0.46)	(0.48)	(0.52)
From net realized gain	(0.02)	(0.02)	(0.08)	(0.12)	(0.26)
Total distributions	(0.48)	(0.43)	(0.54)	(0.60)	(0.78)
Net asset value, end of period	$8.70	$9.36	$9.36	$9.40	$9.04
Total return (%)[2]	(1.94)	4.72	5.41	10.91	4.08
Ratios and supplemental data
Net assets, end of period (in millions)	$226	$494	$376	$203	$191
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.84	0.83	0.86	0.80
Expenses including reductions	0.82	0.83	0.82	0.85	0.80
Net investment income	4.90	4.49	4.90	5.21	4.93
Portfolio turnover (%)	40	52	65	59	80

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

30SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12 [1]
Per share operating performance
Net asset value, beginning of period	$9.36	$9.37	$9.41	$9.05
Net investment income[2]	0.45	0.43	0.43	0.51
Net realized and unrealized gain (loss) on investments	(0.61)	—	0.07	0.45
Total from investment operations	(0.16)	0.43	0.50	0.96
Less distributions
From net investment income	(0.47)	(0.42)	(0.46)	(0.48)
From net realized gain	(0.02)	(0.02)	(0.08)	(0.12)
Total distributions	(0.49)	(0.44)	(0.54)	(0.60)
Net asset value, end of period	$8.71	$9.36	$9.37	$9.41
Total return (%)[3]	(1.72)	4.63	5.45	10.95
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$23	$18	— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.90	1.17	1.58
Expenses including reductions	0.71	0.81	0.81	0.81
Net investment income	5.04	4.52	4.82	5.50
Portfolio turnover (%)	40	52	65	59

1	The inception date for Class R6 shares is 9-1-11.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS31

Class 1 Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$9.35	$9.35	$9.40	$9.04	$9.41
Net investment income[1]	0.45	0.43	0.46	0.48	0.51
Net realized and unrealized gain (loss) on investments	(0.61)	0.01	0.04	0.49	(0.10)
Total from investment operations	(0.16)	0.44	0.50	0.97	0.41
Less distributions
From net investment income	(0.47)	(0.42)	(0.47)	(0.49)	(0.52)
From net realized gain	(0.02)	(0.02)	(0.08)	(0.12)	(0.26)
Total distributions	(0.49)	(0.44)	(0.55)	(0.61)	(0.78)
Net asset value, end of period	$8.70	$9.35	$9.35	$9.40	$9.04
Total return (%)[2]	(1.76)	4.81	5.38	11.01	4.22
Ratios and supplemental data
Net assets, end of period (in millions)	$26	$28	$13	$1	— [3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.75	0.76	0.77	0.77
Expenses including reductions	0.75	0.75	0.75	0.77	0.77
Net investment income	4.99	4.58	4.93	5.25	5.31
Portfolio turnover (%)	40	52	65	59	80

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $500,000.

32SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$9.36	$9.37	$9.41	$9.05	$9.42
Net investment income[1]	0.46	0.44	0.48	0.49	0.51
Net realized and unrealized gain (loss) on investments	(0.62)	—	0.03	0.48	(0.10)
Total from investment operations	(0.16)	0.44	0.51	0.97	0.41
Less distributions
From net investment income	(0.47)	(0.43)	(0.47)	(0.49)	(0.52)
From net realized gain	(0.02)	(0.02)	(0.08)	(0.12)	(0.26)
Total distributions	(0.49)	(0.45)	(0.55)	(0.61)	(0.78)
Net asset value, end of period	$8.71	$9.36	$9.37	$9.41	$9.05
Total return (%)[2]	(1.71)	4.75	5.54	11.06	4.27
Ratios and supplemental data
Net assets, end of period (in millions)	$2,200	$2,513	$2,244	$1,929	$1,512
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	0.70	0.71	0.71	0.72
Expenses including reductions	0.70	0.70	0.70	0.71	0.72
Net investment income	5.04	4.64	5.06	5.34	5.33
Portfolio turnover (%)	40	52	65	59	80

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS33

Notes to financial statements

Note 1 — Organization

John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

34

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Term loans	$2,561,707,025	—	$2,561,707,025	—
Corporate bonds	311,299,294	—	311,299,294	—
Convertible bonds	2,320,807	—	2,320,807	—
Common stocks	6,567,197	$1,150,174	—	$5,417,023
Preferred securities	19,042,801	19,042,801	—	—
Securities lending collateral	18,673,001	18,673,001	—	—
Short-term investments	75,989,653	75,367,126	622,527	—
Total investments in securities	$2,995,599,778	$114,233,102	$2,875,949,653	$5,417,023

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2015, the fund had $308,419 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a tax

35

return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N. A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2015 were $1,678. For the year ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees are calculated daily for each class based on the net assets of the class and the applicable specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state

36

registration fees and printing and postage, for all classes,were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2015, the fund had a short-term capital loss carryfoward of $8,739,289 and a long-term capital loss carryforward of $27,411,831. These carryforwards do not expire.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually. The tax character of distributions for the years ended August 31, 2015 and 2014 was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$168,297,481	$165,054,087
Long-Term Capital Gain	8,592,140	5,675,081
Total	$176,889,621	$170,729,168

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis consisted of $3,880,936 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of: (a) 0.700% of the first $1.10 billion of the fund's average daily net assets: (b) 0.675% of the next $0.90 billion of the fund's average daily net assets: (c) 0.650% of the next $1.50 billion of the fund's average daily net assets: and (d) 0.600% of the fund's average daily net assets in excess of

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$3.50 billion.The Advisor has a subadvisory agreement with Western Asset Management Company. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to limit the fund's total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation, and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fees, and short dividend expense, to 1.20% and 1.95% for Class A and Class B shares, respectively, of average net assets. The expense limitation will expire on December 31, 2015, unless renewed by the mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to January 1, 2015, the Advisor had contractually agreed to limit the fund's total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation, and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees, and short dividend expense, to 1.95% Class C shares of average assets.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average net assets. The fee waiver and/or reimbursement will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to January 1, 2015, the Advisor had contractually agreed to limit the fund's total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation, and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees, and short dividend expense, to 0.81% for Class R6 shares of average net assets.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded form this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, class specific expenses, short dividend expense, and acquired fees. Prior to January 1, 2015, this voluntary waiver also excluded blue sky fees and printing and postage. This expense reduction will continue in effect until terminated at any time by the Advisor on notice of the fund.

Effective January 1, 2015, the Advisor has voluntarily agreed to waive and/or reimburse all blue-sky fees and printing and postage of the fund until December 31, 2015.

For the year ended August 31, 2015, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$40,325	Class R6	$12,457
Class B	3,062	Class NAV	257,353
Class C	24,116	Class 1	2,977
Class I	35,366	Total	$375,656

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 0.66% of the fund's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which

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the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. The amounts recovered during the year ended August 31,2015 were $1,672 and $2,167, which was recovered from Class B and Class R6, respectively.

Effective October 1, 2014, the expense recapture program was terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Class	Rule 12b-1 fee
Class A	0.30%	Class C	1.00%
Class B	1.00%	Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $140,738 for the year ended August 31, 2015. Of this amount, $29,571 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $109,009 was paid as sales commissions to broker-dealers and $2,158 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, CDSCs received by the Distributor amounted to $7,967, $57,503 and $37,835 for Class A, Class B and Class C shares, respectively

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$1,055,444	$437,717	$27,932	$13,820
Class B	273,406	34,037	4,998	1,219

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Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class C	2,218,759	276,110	8,799	6,870
Class I	—	367,057	19,205	9,029
Class R6	—	3,648	6,047	201
Class 1	13,554	—	—	—
Total	$3,561,163	$1,118,569	$66,981	$31,139

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to August 31, 2015, state registration and printing and postage amounted to $92,202 and $17,627, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest expense
Borrower	$27,789,881	1	0.45%	$344

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,838,420	$61,971,724	23,153,978	$217,767,370
Distributions reinvested	1,911,554	17,230,349	2,447,169	23,012,530
Repurchased	(28,020,811)	(253,562,692)	(31,039,490)	(291,790,854)
Net decrease	(19,270,837)	($174,360,619)	(5,438,343)	($51,010,954)
Class B shares
Sold	69,577	$629,306	313,620	$2,949,019
Distributions reinvested	111,092	1,000,559	104,659	984,537
Repurchased	(758,376)	(6,846,555)	(760,575)	(7,158,942)
Net decrease	(577,707)	($5,216,690)	(342,296)	($3,225,386)
Class C shares
Sold	2,942,938	$26,697,231	8,458,414	$79,876,760
Distributions reinvested	932,857	8,436,984	912,939	8,619,545
Repurchased	(10,853,931)	(98,538,044)	(7,257,354)	(68,519,189)
Net increase (decrease)	(6,978,136)	($63,403,829)	2,113,999	$19,977,116
Class I shares
Sold	8,515,457	$77,298,851	33,720,426	$316,914,150
Distributions reinvested	1,731,085	15,615,438	1,859,495	17,476,757
Repurchased	(37,075,802)	(335,042,963)	(22,964,476)	(215,893,774)
Net increase (decrease)	(26,829,260)	($242,128,674)	12,615,445	$118,497,133

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		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	227,980	$2,028,892	480,670	$4,504,466
Distributions reinvested	139,705	1,256,926	109,905	1,033,420
Repurchased	(55,246)	(494,216)	(125,512)	(1,178,585)
Net increase	312,439	$2,791,602	465,063	$4,359,301
Class 1 shares
Sold	678,582	$6,095,827	2,043,610	$19,207,451
Distributions reinvested	163,942	1,474,072	116,043	1,089,688
Repurchased	(952,304)	(8,559,625)	(472,327)	(4,435,317)
Net increase (decrease)	(109,780)	($989,726)	1,687,326	$15,861,822
Class NAV shares
Sold	507,992	$4,684,562	20,930,760	$197,042,610
Distributions reinvested	14,211,005	127,921,389	11,998,549	112,813,435
Repurchased	(30,499,837)	(276,837,208)	(3,989,648)	(37,551,432)
Net increase (decrease)	(15,780,840)	($144,231,257)	28,939,661	$272,304,613
Total net increase (decrease)	(69,234,121)	($627,539,193)	40,040,855	$376,763,645

Affiliates of the fund owned 100% of shares of beneficial interest of Class 1 and Class NAV shares on August 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $1,304,978,208 and $1,982,503,849, respectively, for the year ended August 31, 2015.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 74.5% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Lifestyle Balanced Portfolio	28.5%
John Hancock Lifestyle Growth Portfolio	13.7%
John Hancock Lifestyle Moderate Portfolio	12.9%
John Hancock Lifestyle Conservative Portfolio	11.3%

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AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Floating Rate Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Floating Rate Income Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers, transfer agent and agent banks, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $8,592,140 in capital gain dividends.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Western Asset Management Company (the Subadvisor), for John Hancock Floating Rate Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its

44

operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that the fund underperformed its peer group average for the one- and three-year periods ended December 31, 2014 and outperformed its peer group average for the five-year period ended December 31, 2014. The Board took into account management's discussion of the fund's performance, including the favorable

45

performance relative to the peer group for the five-year period. The Board concluded that the fund's performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

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Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

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The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and

48

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Western Asset Management Company

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

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Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

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We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that
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best interests of our shareholders.

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Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250808	328A 8/15 10/15

John Hancock

Strategic Income Opportunities Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Strategic Income Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
32	Financial statements
36	Financial highlights
42	Notes to financial statements
54	Auditor's report
55	Tax information
56	Continuation of investment advisory and subadvisory agreements
61	Trustees and Officers
65	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 1-4-10. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

A volatile year for credit sectors

While not a major factor in the fund's performance, a steep decline in oil and gas prices led to a selloff in high-yield debt as investors worried about energy companies' ability to remain profitable.

Wide swings in U.S. Treasury yields

As investors grappled with the possiblity of a rate hike in the United States and the prospect of an ongoing slowdown in China and Europe, yields fell precipitously before rebounding off their 2015 lows.

Fund remained focused on diversification and flexibility

With so much uncertainty in the fixed-income markets, the team continued to maintain the fund's broad exposure across sectors, countries, and currencies.

PORTFOLIO COMPOSITION AS OF 8/31/15 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of a fund to sell securities or close derivative positions at advantageous prices. Investments in higher-yielding, lower-rated securities include a higher risk of default. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market's perception of issuer creditworthiness. Investments in higher-yielding, lower-rated securities include a higher risk of default. Loan participations and assignments involve additional risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, extended settlement risk, and the risks of being a lender. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are affected by fluctuations in exchange rates. Hedging, derivatives, and other strategic transactions could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Daniel S. Janis III, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Daniel S. Janis III
Portfolio Manager
John Hancock Asset Management

It's been a somewhat turbulent year for the fixed-income markets. What were some of the major factors behind that volatility?

During the final months of 2014, the big story was the precipitous drop in oil prices and in commodities more broadly. Between the beginning of July 2014 and the end of January 2015, the price of crude oil plunged from more than $100 a barrel to less than $50. That decline led to a broad-based selloff in the high-yield market. The United States' energy boom in recent years has been led in large part by smaller companies that have expanded their operations through issuing debt. Investors became increasingly concerned that oil and gas prices would settle at levels below some of these companies' break-even points, and that a meaningful uptick in defaults would follow. While we believe these are legitimate concerns, much of the selling at the end of last year was indiscriminate, as investors dialed back their high-yield exposure across sectors. That trend actually created some opportunities for longer-term investors, and the non-energy sectors of the market have since bounced back from their 2015 lows.

In recent months, investors have been more focused on the global growth picture. China's economy, the world's second largest, appears to be experiencing a material slowdown, and it remains to be seen whether growth in the United States and Europe, which has been sluggish for years, can pick up the slack. Greece continued to capture headlines over the summer as it wrestled with creditors over debt payments, although this was later resolved. In the United States, all eyes were on the U.S. Federal Reserve (Fed); investors were essentially split 50/50 on whether the Fed would raise rates during its September meeting. Ultimately, the Fed decided to stand firm, citing concerns over the strength of the global economy.

How did U.S. Treasury yields respond to that uncertainty, and what impact did that have on the fund?

Yields on 10-year U.S. Treasuries began the period at 2.42%, but by the end of January had fallen to 1.68%. Since then, yields have trended back up, finishing the period at 2.21%, but the performance along the way has been rather choppy. As for the fund, we maintained a duration (which measures interest rate sensitivity) of 3.02 years, below the 5.62 years of the benchmark, the Barclays U.S. Aggregate Bond Index, which overall was a slight detractor from relative performance. Our belief is that there will continue to be pressures for U.S. interest rates to head higher, but because the timing

4

"China's economy, the world's second largest, appears to be experiencing a material slowdown, and it remains to be seen whether growth in the United States and Europe, which has been sluggish for years, can pick up the slack."
and magnitude of any changes is impossible to predict, we plan to continue to structure the portfolio so that interest rate changes are not the primary driver of fund performance.

Turning back to the corporate debt markets, how is the fund positioned there and how did that positioning affect performance?

Over the past several quarters, we had made some significant changes to the structure of the fund's high-yield allocation. Spreads (which measure an asset class's yield advantage over U.S. Treasuries) had grown quite tight by historical standards, and we believed it was time to both trim the fund's exposure and to focus more on the higher-quality, less-cyclical segments of the market. As the energy-price collapse was unfolding, we further reduced the fund's risk profile in high yield. The net effect of these decisions was that the asset class had a fairly neutral effect on performance, which, in a challenging market, we believe was an encouraging outcome for the fund overall. The fund continued to hold a modest position in floating-rate bank loans and investment-grade corporate debt during the period, both of which contributed positively to the fund's relative performance.

With the U.S. dollar strengthening during the period, how did the fund's currency exposure affect returns?

The fund's currency positioning was a small positive contributor during the year. While the composition of the fund's currency holdings changed often throughout the year, there were a

COUNTRY COMPOSITION AS OF 8/31/15 (%)

United States	68.4
Canada	6.6
Australia	4.4
New Zealand	3.6
Mexico	3.1
Singapore	2.6
Philippines	2.4
Sweden	1.8
Norway	1.6
Thailand	1.6
Other countries	3.9
TOTAL	100.0
As a percentage of net assets.

5

"We wouldn't be surprised by a rate increase in December, but it's hard to anticipate how the markets will respond to the first policy change from the Fed since 2008."
handful of common themes. One was that the fund held short positions in both the Canadian dollar and the euro, which the fund either held outright or hedged with offsetting long positions in select Latin American and Asian currencies. Canada and Europe are both facing slowing economies and easing monetary policies, and offsetting those positions with exposures to currencies from stable emerging-markets with inflationary pressures proved beneficial.

Speaking of emerging markets, how was the fund positioned there?

Like the fund's high yield allocation, we have generally been in the process of increasing the credit-quality profile of the fund's emerging-market debt holdings. During the year, we reduced our stakes in Brazil and Malaysia, while reallocating funds to Singapore and the Philippines—countries with current account surpluses, which means they're not reliant on foreign funds to run government operations. The fund continues to hold a small position in Mexico, which has been making pro-growth structural reforms and opening up its energy market to foreign investment. We continue to have a positive outlook on emerging-market debt over the long term; however, given the strength of the U.S. dollar and investors' loss of risk appetite over the period, the asset class was a detractor from returns relative to the benchmark during the year.

What risks and opportunities are you most mindful of over the coming months?

Investors have known for some time that the current environment of near zero short-term rates in the United States won't last forever. We wouldn't be surprised by a rate increase in December, but it's hard to anticipate how the markets will respond to the first policy change from the Fed since 2008, and the first increase since November 2006. The bigger concern for investors, we believe, is the outlook for global growth. While the economy in the United States continues to improve, albeit slowly, if the situation in China and Europe materially deteriorates, the ramifications for risk assets,

NET CURRENCY EXPOSURE AS OF 8/31/15 (%)

United States Dollar	100.5
Japanese Yen	2.5
Mexican Peso	2.1
Philippine Peso	1.8
Thailand Baht	1.6
Other Currencies	-0.1
Euro	-4.0
Canadian Dollar	-4.4
As a percentage of net assets.
Net currency exposure, after taking into account the effects of forward contracts.

6

such as high-yield bonds and emerging-market debt, could be significant. In such an environment, we believe the fund's biggest advantage is its flexibility. We plan to continue to maintain a broadly diversified portfolio—across market segments, countries, and currencies—and to respond to changes in the markets as they materialize.

MANAGED BY

Daniel S. Janis III On the fund since 2006 Investing since 1984
Thomas C. Goggins On the fund since 2009 Investing since 1989
Kisoo Park On the fund since 2015 Investing since 1986

QUALITY COMPOSITION AS OF 8/31/15 (%)

The views expressed in this report are exclusively those of Daniel S. Janis III, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	5-year	Since inception[2]	as of 8-31-15	as of 8-31-15
Class A3	-2.66	4.73	5.96	25.99	71.67	2.21	2.18
Class C3	-0.28	4.85	5.39	26.74	63.24	1.60	1.57
Class I3,4	1.74	5.93	6.96	33.35	87.52	2.64	2.60
Class R2[3,4]	1.30	5.62	6.74	31.42	83.86	2.34	2.31
Class R6[3,4]	1.84	5.98	7.02	33.71	88.41	2.73	2.68
Class NAV[4]	1.85	6.05	7.06	34.13	89.10	2.73	2.69
Index†	1.55	2.98	4.92	15.81	56.65	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.13	1.83	0.82	1.21	0.71	0.69
Net (%)	1.11	1.81	0.80	1.19	0.66	0.67

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Strategic Income Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3,5	4-28-06	16,324	16,324	15,665
Class I3,4	4-28-06	18,752	18,752	15,665
Class R2[3,4]	4-28-06	18,386	18,386	15,665
Class R6[3,4]	4-28-06	18,841	18,841	15,665
Class NAV[4]	4-28-06	18,910	18,910	15,665

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 4-28-06.
3	Class A, Class C, and Class I shares were first offered on 1-4-10; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C, Class I, Class R6, and Class R2 shares, as applicable.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$991.50	$5.37	1.07%
Class C	1,000.00	988.00	8.87	1.77%
Class I	1,000.00	993.10	3.82	0.76%
Class R2	1,000.00	991.60	5.67	1.13%
Class R6	1,000.00	993.60	3.27	0.65%
Class NAV	1,000.00	993.60	3.27	0.65%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.80	$5.45	1.07%
Class C	1,000.00	1,016.30	9.00	1.77%
Class I	1,000.00	1,021.40	3.87	0.76%
Class R2	1,000.00	1,019.50	5.75	1.13%
Class R6	1,000.00	1,021.90	3.31	0.65%
Class NAV	1,000.00	1,021.90	3.31	0.65%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

As of 8-31-15
	Rate (%)	Maturity date	Par value^		Value
Corporate bonds 42.8%					$2,360,989,201
(Cost $2,410,445,061)
Consumer discretionary 6.5%					356,885,553
Auto components 0.5%
American Axle & Manufacturing, Inc.	6.625	10-15-22		11,500,000	11,730,000
Johnson Controls, Inc.	5.500	01-15-16		11,414,000	11,610,926
The Goodyear Tire & Rubber Company	7.000	05-15-22		1,509,000	1,603,313
The Goodyear Tire & Rubber Company	8.750	08-15-20		1,905,000	2,268,855
Automobiles 1.0%
FCA US LLC	8.250	06-15-21		1,805,000	1,936,224
Ford Motor Company	4.750	01-15-43		10,520,000	9,969,110
Ford Motor Company	6.625	10-01-28		6,849,000	7,956,244
General Motors Financial Company, Inc.	3.250	05-15-18		4,915,000	4,942,480
General Motors Financial Company, Inc.	4.375	09-25-21		11,350,000	11,452,173
Toyota Motor Credit Corp.	1.250	10-05-17		14,100,000	14,071,532
Volkswagen International Finance NV (S)	1.150	11-20-15		3,975,000	3,978,375
Distributors 0.2%
Ferrellgas LP	6.750	01-15-22		10,013,000	9,662,545
Hotels, restaurants and leisure 0.4%
Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL	16,061,000	4,038,888
New Red Finance, Inc. (S)	4.625	01-15-22		18,690,000	18,783,450
Internet and catalog retail 0.4%
QVC, Inc.	4.450	02-15-25		15,200,000	14,183,986
QVC, Inc.	5.950	03-15-43		9,560,000	8,760,124
Media 2.7%
21st Century Fox America, Inc.	6.200	12-15-34		8,390,000	9,418,320
Cablevision Systems Corp.	8.000	04-15-20		9,665,000	10,462,363
Cablevision Systems Corp.	8.625	09-15-17		3,325,000	3,632,563
CBS Corp.	3.500	01-15-25		20,725,000	19,635,901
CCO Holdings LLC	5.750	01-15-24		14,127,000	14,409,540
CCO Holdings LLC	7.000	01-15-19		5,493,000	5,671,523
DISH DBS Corp.	7.875	09-01-19		7,400,000	8,020,860
Lamar Media Corp.	5.000	05-01-23		5,435,000	5,394,238
Lamar Media Corp.	5.875	02-01-22		925,000	966,625
LIN Television Corp. (S)	5.875	11-15-22		7,100,000	7,064,500
Numericable-SFR SAS (S)	6.250	05-15-24		10,360,000	10,356,788
Outfront Media Capital LLC	5.625	02-15-24		10,800,000	11,056,500
Sirius XM Radio, Inc. (S)	4.625	05-15-23		8,995,000	8,567,738
Sirius XM Radio, Inc. (S)	5.250	08-15-22		11,570,000	12,148,500
Sirius XM Radio, Inc. (S)	5.875	10-01-20		11,045,000	11,514,413
Univision Communications, Inc. (S)	6.750	09-15-22		9,212,000	9,741,690

12SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Virgin Media Secured Finance PLC	5.250	01-15-21		1,260,000	$1,335,600
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875	08-15-36		4,529,000	4,765,776
Specialty retail 1.0%
L Brands, Inc.	5.625	10-15-23		14,035,000	14,947,275
L Brands, Inc.	7.000	05-01-20		9,968,000	11,413,360
The Home Depot, Inc.	5.400	03-01-16		12,873,000	13,183,767
The Men's Wearhouse, Inc.	7.000	07-01-22		14,135,000	14,947,763
Textiles, apparel and luxury goods 0.2%
PVH Corp.	4.500	12-15-22		11,310,000	11,281,725
Consumer staples 3.5%					194,624,562
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.	9.750	11-17-15	BRL	7,578,000	2,037,293
Constellation Brands, Inc.	3.750	05-01-21		425,000	428,719
Cott Beverages, Inc.	5.375	07-01-22		14,040,000	13,794,300
The Coca-Cola Company	1.800	09-01-16		12,839,000	12,975,787
Food and staples retailing 0.5%
CVS Health Corp.	3.875	07-20-25		26,900,000	27,504,981
Office Depot de Mexico SA de CV (S)	6.875	09-20-20		1,500,000	1,540,800
Food products 1.8%
B&G Foods, Inc.	4.625	06-01-21		16,940,000	16,495,325
Gruma SAB de CV (S)	4.875	12-01-24		1,600,000	1,681,600
JBS Investments GmbH (S)	7.750	10-28-20		3,520,000	3,754,080
Kraft Heinz Foods Company (S)	3.950	07-15-25		24,715,000	25,074,356
Kraft Heinz Foods Company (S)	4.875	02-15-25		13,301,000	14,348,706
Post Holdings, Inc. (S)	6.000	12-15-22		5,825,000	5,621,125
Post Holdings, Inc. (S)	6.750	12-01-21		14,855,000	14,947,844
TreeHouse Foods, Inc.	4.875	03-15-22		12,930,000	12,833,025
Tyson Foods, Inc.	6.600	04-01-16		4,905,000	5,058,502
Household products 0.3%
Kimberly-Clark Corp. (S)	4.279	12-21-15		14,530,000	14,695,845
Tobacco 0.4%
Philip Morris International, Inc.	2.500	05-16-16		12,580,000	12,742,395
Reynolds American, Inc.	2.300	06-12-18		9,035,000	9,089,879
Energy 1.3%					70,374,316
Energy equipment and services 0.2%
TerraForm Power Operating LLC (S)	5.875	02-01-23		10,384,000	9,864,800
Oil, gas and consumable fuels 1.1%
Chevron Corp.	1.718	06-24-18		13,895,000	13,940,353
Exxon Mobil Corp.	2.709	03-06-25		19,055,000	18,568,049

SEE NOTES TO FINANCIAL STATEMENTS13

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	6.000	03-05-20		2,120,000	$2,309,740
Petroleos Mexicanos (S)	7.650	11-24-21	MXN	132,977,000	8,174,889
The Williams Companies, Inc.	4.550	06-24-24		19,790,000	17,516,485
Financials 14.9%					820,466,125
Banks 10.8%
Asian Development Bank	3.250	07-20-17	NZD	23,775,000	15,163,796
Asian Development Bank	4.625	03-06-19	NZD	7,515,000	5,002,443
Asian Development Bank	5.000	03-09-22	AUD	16,430,000	13,191,448
Avenue Financial Holdings, Inc. (6.750% to 1-1-20, then 3 month LIBOR + 4.950%) (S)	6.750	12-29-24		4,500,000	4,612,500
Bancolombia SA	5.950	06-03-21		4,695,000	4,994,306
Bank of America Corp. (P)	1.046	09-15-26		26,515,000	23,565,127
Bank of Montreal	1.400	09-11-17		9,290,000	9,293,168
BNC Bancorp (5.500% to 10-1-19, then 3 month LIBOR + 3.590%)	5.500	10-01-24		4,500,000	4,482,923
Cadence Financial Corp. (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (S)	6.500	03-11-25		4,500,000	4,455,000
Canadian Imperial Bank of Commerce	0.900	10-01-15		6,474,000	6,476,564
Canadian Imperial Bank of Commerce	2.350	12-11-15		11,250,000	11,305,260
Citigroup, Inc.	6.250	06-29-17	NZD	13,981,000	9,296,479
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900	02-15-23		12,780,000	12,556,350
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950	01-30-23		12,520,000	12,275,860
CoBiz Financial, Inc. (5.624% to 6-25-25, then 3 month LIBOR + 3.170%)	5.625	06-25-30		2,705,000	2,742,259
Eagle Bancorp, Inc.	5.750	09-01-24		4,460,000	4,549,200
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23		14,840,000	13,615,700
First Niagara Financial Group, Inc.	7.250	12-15-21		13,830,000	15,501,646
Heartland Financial USA, Inc.	5.750	12-30-24		4,495,000	4,506,238
Independent Bank Group, Inc.	5.875	08-01-24		6,165,000	6,080,231
Inter-American Development Bank	3.750	10-09-18	AUD	13,365,000	9,920,337
Inter-American Development Bank	6.500	08-20-19	AUD	18,255,000	14,999,062
International Bank for Reconstruction & Development	1.375	06-23-19	SEK	75,040,000	9,218,592
International Bank for Reconstruction & Development	2.125	05-29-17	NOK	31,770,000	3,926,402
International Bank for Reconstruction & Development	3.375	08-13-17	NZD	5,170,000	3,306,351
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	65,640,000	8,831,259
International Bank for Reconstruction & Development	3.750	01-23-19	AUD	8,355,000	6,228,049

14SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
International Bank for Reconstruction & Development	4.500	08-16-16	NZD	16,655,000	$10,718,562
International Bank for Reconstruction & Development	4.625	02-26-19	NZD	16,812,000	11,191,179
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	25,130,000	16,946,474
International Finance Corp.	3.250	07-22-19	AUD	23,851,000	17,501,461
International Finance Corp.	3.625	05-20-20	NZD	20,570,000	13,231,011
International Finance Corp.	3.875	02-26-18	NZD	12,705,000	8,223,655
International Finance Corp.	6.450	10-30-18	INR	851,670,000	12,747,325
International Finance Corp.	10.000	06-12-17	BRL	15,285,000	4,110,953
JPMorgan Chase & Co.	4.250	11-02-18	NZD	18,765,000	12,083,940
KFW	6.000	01-19-16	AUD	10,200,000	7,362,044
KFW	6.000	08-20-20	AUD	18,810,000	15,458,834
Landwirtschaftliche Rentenbank	6.500	04-12-17	AUD	21,320,000	16,207,758
National Australia Bank, Ltd.	1.875	07-23-18		8,025,000	8,024,198
National Australia Bank, Ltd.	6.000	02-15-17	AUD	22,105,000	16,538,561
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (S)	4.000	10-15-24		9,920,000	10,121,803
Regions Bank	6.450	06-26-37		1,250,000	1,463,964
Regions Financial Corp.	7.375	12-10-37		3,970,000	4,948,164
Royal Bank of Canada (P)	0.649	03-08-16		8,333,000	8,341,875
Royal Bank of Canada	0.850	03-08-16		15,500,000	15,523,250
Royal Bank of Canada	1.200	01-23-17		15,430,000	15,455,552
Royal Bank of Canada	2.625	12-15-15		12,880,000	12,956,932
Synovus Financial Corp.	5.125	06-15-17		14,875,000	15,328,688
Synovus Financial Corp.	7.875	02-15-19		7,175,000	8,089,813
The Bank of Nova Scotia (P)	0.535	12-31-15		9,455,000	9,457,865
The Bank of Nova Scotia (P)	0.809	07-15-16		6,755,000	6,773,772
The Bank of Nova Scotia	2.900	03-29-16		14,700,000	14,896,201
The Toronto-Dominion Bank (P)	0.456	07-13-16		5,755,000	5,757,204
Valley National Bancorp	4.550	06-30-25		6,305,000	6,348,139
Western Alliance Bank (5.000% to 7-15-20, then 3 month LIBOR + 3.200%)	5.000	07-15-25		8,785,000	8,828,925
Westpac Banking Corp.	2.000	08-14-17		9,712,000	9,822,455
Westpac Banking Corp.	3.000	12-09-15		15,269,000	15,374,631
Westpac Banking Corp.	5.000	10-21-19	GBP	3,165,000	5,400,594
Westpac Banking Corp.	7.250	02-11-20	AUD	5,300,000	4,431,582
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800	06-15-23		8,290,000	7,858,920
Capital markets 0.7%
Hongkong Land Treasury Services Pte, Ltd.	3.860	12-29-17	SGD	2,500,000	1,843,882
Stifel Financial Corp.	4.250	07-18-24		22,390,000	22,130,097

SEE NOTES TO FINANCIAL STATEMENTS15

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Capital markets (continued)
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	5,250,000	$3,825,418
The Goldman Sachs Group, Inc. (P)	1.086	12-15-17		12,250,000	12,279,976
Diversified financial services 0.8%
General Electric Capital Australia Funding Pty, Ltd.	5.750	02-17-17	AUD	1,235,000	917,940
General Electric Capital Australia Funding Pty, Ltd.	7.000	10-08-15	AUD	5,780,000	4,132,617
General Electric Capital Corp.	4.250	01-17-18	NZD	5,515,000	3,575,682
General Electric Capital Corp.	4.875	04-05-16	SEK	41,000,000	4,979,955
General Electric Capital Corp.	6.250	09-29-20	GBP	2,300,000	4,159,481
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22		22,450,000	25,900,565
Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		29,595,000	39,065,400
MetLife, Inc.	6.400	12-15-36		7,970,000	8,757,038
Metropolitan Life Global Funding I (P)(S)	0.664	04-10-17		7,980,000	7,976,632
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42		5,730,000	6,045,150
Real estate investment trusts 0.8%
American Tower Corp.	4.000	06-01-25		6,300,000	6,110,660
American Tower Corp.	4.700	03-15-22		3,195,000	3,340,702
Corrections Corp. of America	4.125	04-01-20		10,235,000	10,286,175
Crown Castle Towers LLC (S)	4.883	08-15-20		5,791,000	6,213,818
Host Hotels & Resorts LP	5.250	03-15-22		5,075,000	5,431,813
Trust F/1401 (S)	5.250	12-15-24		11,970,000	12,478,725
Real estate management and development 0.5%
CapitaMalls Asia Treasury, Ltd.	3.950	08-24-17	SGD	7,750,000	5,632,913
CBRE Services, Inc.	5.000	03-15-23		8,455,000	8,529,632
Kennedy-Wilson, Inc.	5.875	04-01-24		10,535,000	10,250,555
Thrifts and mortgage finance 0.2%
Radian Group, Inc.	5.250	06-15-20		9,010,000	8,978,465
Health care 6.8%					375,622,192
Health care providers and services 3.5%
Cardinal Health, Inc.	3.750	09-15-25		7,285,000	7,295,214
Community Health Systems, Inc.	6.875	02-01-22		12,980,000	13,807,475
Community Health Systems, Inc.	7.125	07-15-20		2,170,000	2,294,775
Community Health Systems, Inc.	8.000	11-15-19		7,140,000	7,461,300
DaVita HealthCare Partners, Inc.	5.000	05-01-25		6,325,000	6,198,500
DaVita HealthCare Partners, Inc.	5.125	07-15-24		9,280,000	9,239,400
Express Scripts Holding Company	3.500	06-15-24		26,033,000	25,021,930

16SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA Holdings, Inc.	6.250	02-15-21	15,963,000	$17,319,855
HCA, Inc.	5.000	03-15-24	19,135,000	19,589,456
HCA, Inc.	7.500	02-15-22	13,785,000	15,814,014
HCA, Inc.	8.000	10-01-18	1,700,000	1,950,750
LifePoint Health, Inc.	5.500	12-01-21	32,530,000	33,892,194
Tenet Healthcare Corp.	4.375	10-01-21	18,011,000	17,943,459
UnitedHealth Group, Inc.	1.900	07-16-18	2,612,000	2,618,762
UnitedHealth Group, Inc.	5.375	03-15-16	9,095,000	9,330,206
WellCare Health Plans, Inc.	5.750	11-15-20	5,196,000	5,449,305
Pharmaceuticals 3.3%
AbbVie, Inc. (P)	1.061	11-06-15	6,205,000	6,208,115
AbbVie, Inc.	1.800	05-14-18	22,080,000	21,927,074
AbbVie, Inc.	3.600	05-14-25	9,389,000	9,232,354
Endo Finance LLC (S)	5.750	01-15-22	6,925,000	7,080,813
Endo Finance LLC (S)	6.000	02-01-25	3,680,000	3,781,200
Endo Finance LLC (S)	7.750	01-15-22	8,348,000	8,911,490
Forest Laboratories, Inc. (S)	4.875	02-15-21	15,890,000	16,970,472
Forest Laboratories, Inc. (S)	5.000	12-15-21	16,705,000	17,954,584
Grifols Worldwide Operations, Ltd.	5.250	04-01-22	13,265,000	13,480,556
Mallinckrodt International Finance SA (S)	5.750	08-01-22	11,485,000	11,729,056
Merck & Company, Inc. (P)	0.515	05-18-16	4,780,000	4,781,754
Merck & Company, Inc. (P)	0.685	05-18-18	9,923,000	9,956,401
Merck & Company, Inc.	2.250	01-15-16	15,995,000	16,103,238
Merck & Company, Inc.	2.750	02-10-25	12,935,000	12,404,846
Quintiles Transnational Corp. (S)	4.875	05-15-23	5,350,000	5,457,000
Valeant Pharmaceuticals International, Inc. (S)	5.500	03-01-23	6,555,000	6,645,131
Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20	340,000	351,900
Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21	6,910,000	7,419,613
Industrials 1.2%				66,890,565
Aerospace and defense 0.3%
Lockheed Martin Corp.	2.900	03-01-25	20,010,000	18,889,080
Airlines 0.3%
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	1,235,243	1,405,089
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08-10-22	3,577,958	4,105,707
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	1,758,704	1,925,781
US Airways 2012-1 Class B Pass Through Trust	8.000	10-01-19	5,720,842	6,421,645
Construction and engineering 0.2%
AECOM (S)	5.750	10-15-22	11,459,000	11,516,295
Industrial conglomerates 0.3%
3M Company	3.000	08-07-25	14,485,000	14,472,992

SEE NOTES TO FINANCIAL STATEMENTS17

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Industrial conglomerates (continued)
Nemak SAB de CV (S)	5.500	02-28-23		1,550,000	$1,546,125
Road and rail 0.1%
Norfolk Southern Corp.	5.750	01-15-16		6,495,000	6,607,851
Information technology 2.1%					118,562,772
Electronic equipment, instruments and components 0.2%
Zebra Technologies Corp. (S)	7.250	10-15-22		13,155,000	14,075,850
IT services 0.9%
IBM Corp. (P)	0.374	02-05-16		5,930,000	5,930,125
IBM Corp. (P)	0.491	02-06-18		12,285,000	12,259,656
IBM Corp.	2.750	12-21-20	GBP	10,015,000	15,620,193
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21		13,790,000	13,479,725
Semiconductors and semiconductor equipment 0.2%
Micron Technology, Inc.	5.875	02-15-22		11,520,000	11,347,200
Technology hardware, storage and peripherals 0.8%
Apple, Inc.	0.450	05-03-16		5,065,000	5,071,032
Apple, Inc.	3.200	05-13-25		14,248,000	14,162,113
Hewlett-Packard Company	2.125	09-13-15		12,050,000	12,054,446
Hewlett-Packard Company	2.650	06-01-16		14,405,000	14,562,432
Materials 2.5%					135,207,711
Chemicals 0.4%
Alpek SAB de CV	4.500	11-20-22		1,625,000	1,625,000
Platform Specialty Products Corp. (S)	6.500	02-01-22		7,915,000	7,664,332
W.R. Grace & Company (S)	5.125	10-01-21		9,455,000	9,573,188
Construction materials 0.6%
Cemex Finance LLC (S)	9.375	10-12-22		9,510,000	10,627,425
Cemex SAB de CV (S)	6.125	05-05-25		21,500,000	20,532,500
Containers and packaging 1.4%
Ball Corp.	4.000	11-15-23		16,660,000	15,702,050
Ball Corp.	5.250	07-01-25		7,865,000	7,825,675
Crown Americas LLC	4.500	01-15-23		18,265,000	17,876,869
Crown Cork & Seal Company, Inc.	7.375	12-15-26		3,329,000	3,686,868
Sealed Air Corp. (S)	4.875	12-01-22		8,620,000	8,620,000
Sealed Air Corp. (S)	5.125	12-01-24		8,620,000	8,722,319
Sealed Air Corp. (S)	6.500	12-01-20		15,315,000	16,961,363
Metals and mining 0.1%
Rio Tinto Finance USA, Ltd.	7.125	07-15-28		3,115,000	3,902,064
Rio Tinto Finance USA, Ltd.	9.000	05-01-19		1,540,000	1,888,058

18SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Telecommunication services 1.9%					$106,012,229
Diversified telecommunication services 1.4%
Frontier Communications Corp.	7.125	03-15-19		1,045,000	1,068,513
Frontier Communications Corp.	7.125	01-15-23		10,500,000	9,481,500
Frontier Communications Corp.	9.250	07-01-21		1,815,000	1,864,913
HC2 Holdings, Inc. (S)	11.000	12-01-19		26,975,000	26,300,625
T-Mobile USA, Inc.	6.125	01-15-22		16,235,000	16,742,344
T-Mobile USA, Inc.	6.250	04-01-21		5,882,000	6,074,930
T-Mobile USA, Inc.	6.625	04-01-23		3,450,000	3,598,350
T-Mobile USA, Inc.	6.836	04-28-23		3,990,000	4,179,525
Verizon Communications, Inc.	4.272	01-15-36		11,472,000	10,273,876
Wireless telecommunication services 0.5%
America Movil SAB de CV	7.125	12-09-24	MXN	202,160,000	11,758,560
SBA Telecommunications, Inc.	5.750	07-15-20		3,495,000	3,647,906
SBA Tower Trust (S)	5.101	04-17-17		4,236,000	4,374,466
Vodafone Group PLC (P)	0.718	02-19-16		6,655,000	6,646,721
Utilities 2.1%					116,343,176
Electric utilities 0.7%
Duke Energy Corp.	2.150	11-15-16		10,895,000	11,020,118
Georgia Power Company	5.700	06-01-17		4,505,000	4,839,870
Talen Energy Supply LLC (S)	6.500	06-01-25		25,000,000	23,187,500
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,376,363
Independent power and renewable electricity producers 1.0%
Calpine Corp.	5.750	01-15-25		16,825,000	16,299,219
Calpine Corp. (S)	5.875	01-15-24		1,541,000	1,618,050
Calpine Corp. (S)	6.000	01-15-22		12,381,000	13,170,289
Dynegy, Inc.	5.875	06-01-23		5,305,000	5,066,275
Dynegy, Inc.	7.375	11-01-22		6,180,000	6,458,100
NRG Yield Operating LLC	5.375	08-15-24		11,345,000	10,919,563
Multi-utilities 0.4%
NiSource Finance Corp.	4.800	02-15-44		8,423,000	8,469,579
NiSource Finance Corp.	5.650	02-01-45		12,247,000	13,918,250
Foreign government obligations 22.4%					$1,237,688,648
(Cost $1,396,188,681)
Australia 3.1%					172,319,996
New South Wales Treasury Corp.	6.000	05-01-20	AUD	37,595,000	31,190,672
New South Wales Treasury Corp.	6.000	03-01-22	AUD	19,120,000	16,367,287
Queensland Treasury Corp. (S)	4.000	06-21-19	AUD	55,500,000	42,055,483
Queensland Treasury Corp.	5.500	06-21-21	AUD	45,375,000	37,299,539
Queensland Treasury Corp.	6.000	10-21-15	AUD	12,325,000	8,818,091
Queensland Treasury Corp.	6.000	04-21-16	AUD	50,158,000	36,588,924

SEE NOTES TO FINANCIAL STATEMENTS19

	Rate (%)	Maturity date	Par value^		Value
Bermuda 0.3%					$14,553,300
Government of Bermuda (S)	4.854	02-06-24		13,960,000	14,553,300
Canada 3.7%					205,325,129
Export Development Canada	3.250	08-08-17	AUD	6,135,000	4,454,284
Government of Canada	1.250	02-01-16	CAD	89,575,000	68,312,853
Government of Canada	1.250	03-01-18	CAD	9,945,000	7,705,410
Government of Canada	1.500	02-01-17	CAD	82,430,000	63,592,527
Government of Canada	1.500	03-01-20	CAD	67,334,000	53,120,466
Province of Ontario	6.250	09-29-20	AUD	5,965,000	4,912,238
Province of Quebec	6.750	11-09-15	NZD	5,060,000	3,227,351
Finland 0.1%					8,323,181
Nordic Investment Bank	1.375	07-15-20	NOK	68,480,000	8,323,181
Mexico 1.7%					93,734,461
Government of Mexico	4.600	01-23-46		23,050,000	21,004,313
Government of Mexico	4.750	06-14-18	MXN	163,850,000	9,806,150
Government of Mexico	5.000	06-15-17	MXN	235,423,100	14,266,462
Government of Mexico	8.000	12-07-23	MXN	200,147,500	13,536,249
Government of Mexico	10.000	12-05-24	MXN	459,390,000	35,121,287
New Zealand 3.6%					198,933,358
Dominion of New Zealand	3.000	04-15-20	NZD	55,775,000	35,822,151
Dominion of New Zealand	5.000	03-15-19	NZD	61,290,000	41,979,388
Dominion of New Zealand	6.000	12-15-17	NZD	69,050,000	47,122,981
Dominion of New Zealand	6.000	05-15-21	NZD	85,570,000	63,425,339
New Zealand Local Government Funding Agency	6.000	12-15-17	NZD	15,656,000	10,583,499
Norway 1.6%					90,189,147
Government of Norway (S)	3.750	05-25-21	NOK	160,815,000	22,385,562
Government of Norway (S)	4.250	05-19-17	NOK	185,990,000	23,885,988
Government of Norway (S)	4.500	05-22-19	NOK	318,958,000	43,917,597
Peru 0.2%					10,331,450
Republic of Peru	7.350	07-21-25		8,135,000	10,331,450
Philippines 1.8%					99,398,271
Republic of Philippines	4.950	01-15-21	PHP	659,000,000	14,508,151
Republic of Philippines	5.875	12-16-20	PHP	321,278,240	7,696,078
Republic of Philippines	6.250	01-14-36	PHP	895,000,000	21,235,665
Republic of Philippines	6.500	04-28-21	PHP	810,100,000	19,758,138
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	7,951,641
Republic of Philippines	8.000	07-19-31	PHP	480,000,000	15,080,822
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	13,167,776
Singapore 2.2%					123,182,775
Republic of Singapore	2.375	04-01-17	SGD	53,840,000	38,940,852

20SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Singapore (continued)
Republic of Singapore	2.500	06-01-19	SGD	50,850,000	$36,991,974
Republic of Singapore	3.250	09-01-20	SGD	63,740,000	47,249,949
South Korea 0.7%					35,966,484
Korea Treasury Bond Coupon Strips	0.275	09-10-15	KRW	654,810,000	553,421
Korea Treasury Bond Coupon Strips	0.678	03-10-16	KRW	654,810,000	549,095
Korea Treasury Bond Coupon Strips	0.991	09-10-16	KRW	654,810,000	544,640
Korea Treasury Bond Coupon Strips	1.238	03-10-17	KRW	654,810,000	540,092
Korea Treasury Bond Coupon Strips	1.444	09-10-17	KRW	654,810,000	535,308
Korea Treasury Bond Coupon Strips	1.610	03-10-18	KRW	654,810,000	530,507
Korea Treasury Bond Coupon Strips	1.755	09-10-18	KRW	654,810,000	525,058
Korea Treasury Bond Principal Strips	1.754	09-10-18	KRW	22,776,000,000	18,262,876
Republic of Korea	3.500	03-10-17	KRW	170,000,000	147,728
Republic of Korea	5.750	09-10-18	KRW	14,600,000,000	13,777,759
Sweden 1.8%					97,839,523
Kingdom of Sweden	1.500	11-13-23	SEK	401,530,000	51,093,815
Kingdom of Sweden	3.500	06-01-22	SEK	186,030,000	26,645,403
Kingdom of Sweden	5.000	12-01-20	SEK	135,255,000	20,100,305
Thailand 1.6%					87,591,573
Kingdom of Thailand	3.250	06-16-17	THB	1,852,700,000	53,254,749
Kingdom of Thailand	3.650	12-17-21	THB	1,158,000,000	34,336,824
Capital preferred securities 1.3%					$72,219,133
(Cost $73,199,467)
Financials 1.3%					72,219,133
Banks 1.3%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	09-04-15		19,215,000	14,769,225
JPMorgan Chase Capital XXIII (P)	1.321	05-15-47		10,176,000	7,848,240
SunTrust Preferred Capital I (P)(Q)	4.000	09-21-15		9,340,000	7,378,600
USB Capital IX (P)(Q)	3.500	09-21-15		18,394,000	14,968,118
Wachovia Capital Trust III (P)(Q)	5.570	09-21-15		27,670,000	27,254,950
Convertible bonds 2.4%					$131,196,318
(Cost $120,574,570)
Consumer discretionary 0.4%					19,066,497
Household durables 0.3%
Jarden Corp.	1.125	03-15-34		4,115,000	4,765,684
Lennar Corp. (S)	2.750	12-15-20		3,600,000	8,248,500
Internet and catalog retail 0.1%
Liberty Interactive LLC	0.750	03-30-43		3,900,000	6,052,313
Consumer staples 0.1%					7,069,548
Tobacco 0.1%
Vector Group, Ltd. (P)	7.500	01-15-19		4,780,000	7,069,548

SEE NOTES TO FINANCIAL STATEMENTS21

	Rate (%)	Maturity date	Par value^	Value
Financials 0.6%				$33,018,128
Insurance 0.2%
Fidelity National Financial, Inc.	4.250	08-15-18	2,235,000	4,454,634
Old Republic International Corp.	3.750	03-15-18	6,180,000	7,153,350
Real estate investment trusts 0.1%
Host Hotels & Resorts LP (S)	2.500	10-15-29	5,050,000	7,016,344
Thrifts and mortgage finance 0.3%
MGIC Investment Corp.	2.000	04-01-20	9,110,000	14,393,800
Health care 0.5%				28,571,709
Health care equipment and supplies 0.1%
Hologic, Inc. (P)	2.000	03-01-42	3,910,000	5,227,181
Health care providers and services 0.4%
Anthem, Inc.	2.750	10-15-42	9,369,000	17,625,431
HealthSouth Corp.	2.000	12-01-43	4,695,000	5,719,097
Industrials 0.4%				23,997,385
Industrial conglomerates 0.1%
Danaher Corp. (I)	0.000	01-22-21	2,835,000	7,160,147
Machinery 0.1%
Trinity Industries, Inc.	3.875	06-01-36	5,385,000	6,892,800
Trading companies and distributors 0.2%
Air Lease Corp.	3.875	12-01-18	7,470,000	9,944,438
Information technology 0.2%				10,629,238
Semiconductors and semiconductor equipment 0.2%
Intel Corp.	3.250	08-01-39	7,340,000	10,629,238
Utilities 0.2%				8,843,813
Independent power and renewable electricity producers 0.2%
NRG Yield, Inc. (S)	3.250	06-01-20	10,100,000	8,843,813
Municipal bonds 0.5%				$26,580,309
(Cost $26,570,248)
Kansas Development Finance Authority	3.941	04-15-26	14,075,000	14,087,808
Kansas Development Finance Authority	4.091	04-15-27	12,495,000	12,492,501
Term loans (M) 5.3%				$294,545,557
(Cost $296,389,952)
Consumer discretionary 1.0%				57,789,286
Hotels, restaurants and leisure 0.8%
Four Seasons Holdings, Inc.	3.500	06-27-20	19,232,918	19,076,651
Hilton Worldwide Finance LLC	3.500	10-26-20	13,386,295	13,359,027
New Red Finance, Inc.	3.750	12-12-21	15,422,432	15,406,362
Specialty retail 0.2%
The Men's Wearhouse, Inc.	4.500	06-18-21	9,941,032	9,947,246

22SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.4%				$22,627,048
Food and staples retailing 0.4%
Aramark Services, Inc.	3.250	02-24-21	22,740,752	22,627,048
Financials 0.6%				32,080,065
Real estate investment trusts 0.6%
Crown Castle Operating Company	3.000	01-31-21	32,205,311	32,080,065
Health care 1.8%				99,325,067
Health care providers and services 0.6%
Catalent Pharma Solutions, Inc.	4.250	05-20-21	6,511,703	6,501,753
Community Health Systems, Inc.	3.750	12-31-19	19,545,700	19,512,101
Community Health Systems, Inc.	4.000	01-27-21	8,935,000	8,947,563
Pharmaceuticals 1.2%
Endo Luxembourg Finance I Company Sarl	3.250	03-01-21	12,689,921	12,686,748
Grifols Worldwide Operations USA, Inc.	3.198	02-27-21	16,320,220	16,284,528
Mallinckrodt International Finance SA	3.250	03-19-21	28,893,569	28,694,926
Valeant Pharmaceuticals International, Inc.	3.750	08-05-20	6,719,043	6,697,448
Industrials 0.5%				27,762,868
Aerospace and defense 0.3%
B/E Aerospace, Inc.	4.000	12-16-21	15,937,158	16,001,911
Construction and engineering 0.2%
AECOM	3.750	10-15-21	11,764,628	11,760,957
Information technology 0.0%				1,889,325
Software 0.0%
First Data Corp.	4.200	03-24-21	1,892,705	1,889,325
Materials 0.3%				16,401,405
Containers and packaging 0.3%
Berry Plastics Group, Inc.	3.500	02-08-20	16,653,810	16,401,405
Telecommunication services 0.1%				5,294,307
Wireless telecommunication services 0.1%
SBA Senior Finance II LLC	3.250	03-24-21	5,355,900	5,294,307
Utilities 0.6%				31,376,186
Electric utilities 0.3%
La Frontera Generation LLC	4.500	09-30-20	13,766,137	13,301,530
Independent power and renewable electricity producers 0.3%
Dynegy, Inc.	4.000	04-23-20	18,138,904	18,074,656

SEE NOTES TO FINANCIAL STATEMENTS23

	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 5.6%				$308,850,213
(Cost $310,524,064)
Commercial and residential 5.3%				292,389,662
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	2.684	04-25-35	2,536,935	2,522,756
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.819	12-25-46	10,068,713	1,011,886
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443	01-14-29	5,435,000	6,176,780
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.960	05-10-45	3,540,000	3,632,369
Series 2006-4, Class AM	5.675	07-10-46	6,875,000	7,111,878
Banc of America Funding Trust Series 2005-B, Class 3A1B (P)	0.513	04-20-35	9,471,574	9,070,140
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.904	01-25-35	2,909,998	2,883,223
Series 2005-2, Class A1 (P)	2.680	03-25-35	2,891,282	2,902,549
Series 2005-5, Class A2 (P)	2.260	08-25-35	4,029,828	4,046,958
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.899	01-25-35	2,310,220	2,242,052
Series 2004-13, Class A1 (P)	0.939	11-25-34	4,256,809	4,196,069
Series 2004-8, Class 1A (P)	0.899	09-25-34	721,717	700,168
Series 2005-7, Class 11A1 (P)	0.739	08-25-35	2,082,816	1,985,519
BWAY Mortgage Trust Series 2015-1740, Class D (P) (S)	3.787	01-13-35	3,335,000	3,195,053
BXHTL Mortgage Trust Series 2015-JWRZ, Class GL2 (P) (S)	3.886	05-15-29	6,055,000	5,984,138
Carefree Portfolio Trust Series 2014-CARE, Class E (P) (S)	4.198	11-15-19	6,205,000	6,238,991
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.198	12-15-27	10,280,000	10,259,933
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	2.665	02-25-37	2,653,389	2,660,548
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank) Series 2013-WWP (S)	3.897	03-10-31	2,710,000	2,678,239
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class A4 (P)	5.989	12-10-49	3,930,000	4,178,671
Series 2014-TWC, Class D (P) (S)	2.437	02-13-32	8,060,000	7,995,834
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class E (P) (S)	3.336	08-13-27	3,230,000	3,195,846
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.979	02-10-34	6,270,000	5,988,646
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.970	09-19-44	18,252,494	1,083,800
Series 2005-AR2, Class X2 IO	2.527	03-19-45	40,871,510	3,780,615

24SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (P) (S)	3.495	12-15-19	7,160,000	$6,702,927
GRACE Mortgage Trust Series 2014-GRCE, Class F (P) (S)	3.710	06-10-28	5,350,000	5,108,822
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	6.014	07-10-38	5,724,000	5,874,667
GS Mortgage Securities Trust Series 2006-GG6, Class AM (P)	5.622	04-10-38	3,875,000	3,914,789
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (P)	2.677	05-25-34	5,044,976	4,952,568
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	2.339	06-19-34	4,202,192	4,202,129
Series 2004-7, Class 4A (P)	2.686	11-19-34	4,463,130	4,440,886
Series 2005-2, Class IX IO	2.140	05-19-35	10,818,392	794,687
Series 2005-9, Class 2A1A (P)	0.543	06-20-35	3,340,685	3,151,315
Series 2005-9, Class 2A1C (P)	0.653	06-20-35	2,301,839	2,113,606
Series 2005-8, Class 1X IO	2.064	09-19-35	4,025,228	227,812
Series 2007-3, Class ES IO (S)	0.350	05-19-47	10,964,862	182,017
Series 2007-4, Class ES IO	0.350	07-19-47	11,384,791	176,464
Series 2007-6, Class ES IO (S)	0.343	08-19-37	8,815,156	117,242
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	3.941	11-05-30	5,651,642	5,645,668
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.097	10-25-36	20,215,413	1,844,262
Series 2005-AR18, Class 2X IO	1.774	10-25-36	15,955,802	652,880
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5, Class AM (P)	5.447	12-15-44	4,175,000	4,183,880
Series 2006-LDP7, Class AM (P)	6.095	04-15-45	8,126,000	8,363,230
Series 2007-CB18, Class A4	5.440	06-12-47	7,455,355	7,759,041
Series 2014-INN, Class F (P) (S)	4.198	06-15-29	3,395,000	3,339,807
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM	5.413	09-15-39	5,170,000	5,357,728
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.166	12-25-34	1,707,870	1,714,047
Series 2005-2, Class 1A (P)	1.673	10-25-35	55,913	54,222
Series 2005-A2, Class A2 (P)	2.516	02-25-35	4,276,336	4,294,865
Series 2006-3, Class 2A1 (P)	2.330	10-25-36	1,834,382	1,796,484
Series 2007-1, Class 2A1 (P)	2.488	01-25-37	8,680,505	8,502,025
Merrill Lynch Mortgage Trust Series 2005-LC1, Class AM (P)	5.480	01-12-44	5,425,000	5,453,915
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 (P)	5.414	07-12-46	2,741,732	2,812,444
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03-15-44	3,940,000	4,099,992
Series 2014-150E, Class F (P) (S)	4.438	09-09-32	6,185,000	5,747,671

SEE NOTES TO FINANCIAL STATEMENTS25

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.463	10-25-34	1,235,650	$1,222,430
Series 2004-9, Class 1A (P)	5.568	11-25-34	1,778,804	1,839,012
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	0.509	11-25-35	2,783,916	2,614,244
Queens Center Mortgage Trust Series 2013-QCA, Class D (P) (S)	3.590	01-11-37	4,830,000	4,590,195
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.534	01-05-35	5,655,000	4,899,096
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	2.468	12-25-33	2,848,049	2,801,717
Thornburg Mortgage Securities Trust Series 2007-4, Class 1A1 (P)	2.319	09-25-37	9,910,704	9,673,540
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (P)	2.390	01-25-35	4,525,806	4,546,321
Series 2005-AR19, Class A1A2 (P)	0.489	12-25-45	4,399,734	4,040,395
Series 2005-AR2, Class 2A1B (P)	0.569	01-25-45	5,159,001	4,670,078
Series 2005-AR2, Class 2A2B (P)	0.579	01-25-45	3,584,492	3,247,912
Series 2005-AR3, Class A2 (P)	2.441	03-25-35	4,486,692	4,486,153
Series 2005-AR6, Class 2A1A (P)	0.429	04-25-45	8,669,838	8,186,590
Series 2005-AR8, Class 2AB2 (P)	0.619	07-25-45	4,087,277	3,785,530
Series 2005-AR8, Class 2AB3 (P)	0.559	07-25-45	2,953,388	2,719,302
Wells Fargo Commercial Mortgage Trust Series 2013-BTC, Class E (P) (S)	3.668	04-16-35	7,406,403	6,823,289
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	2.616	12-25-34	2,939,781	2,939,105
U.S. Government Agency 0.3%				16,460,551
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (P)	1.849	04-25-24	3,490,000	3,459,996
Series 2015-DNA1, Class M3 (P)	3.499	10-25-27	2,700,000	2,558,012
Series 292, Class IO	3.500	11-15-27	7,764,720	877,398
Series 296, Class IO	3.000	12-15-27	6,162,837	714,500
Series 304, Class C42 IO	4.000	12-15-27	12,008,577	1,349,549
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	10,918,156	1,568,690
Series 2013-39, Class KI IO	4.000	05-25-28	16,151,575	1,725,345
Series 2014-C02, Class 1M1 (P)	1.149	05-25-24	45,357	45,047
Series 402, Class 3 IO	4.000	11-25-39	798,245	145,252
Series 402, Class 4 IO	4.000	10-25-39	1,210,338	199,694
Series 402, Class 7 IO	4.500	11-25-39	1,717,534	327,374
Series 406, Class 3 IO	4.000	01-25-41	4,163,830	741,074
Series 407, Class 4 IO	4.500	03-25-41	6,546,824	1,246,139
Series 407, Class 7 IO	5.000	03-25-41	4,641,005	986,781
Series 407, Class 8 IO	5.000	03-25-41	2,356,733	515,700

26SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities 3.6%				$195,444,420
(Cost $194,815,413)
Aegis Asset Backed Securities Trust Series 2005-2, Class M2 (P)	0.639	06-25-35	2,915,000	2,687,035
American Express Credit Account Master Trust Series 2014-4, Class A	1.430	06-15-20	8,530,000	8,545,473
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	24,611,000	25,057,370
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.439	07-25-36	6,806,943	6,396,423
Capital One Multi-Asset Execution Trust Series 2014-A2, Class A2	1.260	01-15-20	9,400,000	9,428,651
CarMax Auto Owner Trust
Series 2013-3, Class A3	0.970	04-16-18	919,027	919,550
Series 2014-3, Class A3	1.160	06-17-19	6,185,000	6,181,957
Chase Issuance Trust
Series 2015, Class A2A	1.590	02-18-20	1,915,000	1,923,123
Series 2015-A7, Class A7	1.620	07-15-20	4,030,000	4,043,843
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	23,653,800	24,184,520
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	28,531,625	28,535,591
Discover Card Execution Note Trust Series 2014-A3, Class A3	1.220	10-15-19	1,496,000	1,499,332
Discover Card Master Trust Series 2007-A1, Class A1	5.650	03-16-20	8,995,000	9,799,090
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216	07-20-45	4,515,000	4,469,850
First Frankin Mortgage Loan Trust Series 2005-FF7, Class M2 (P)	0.669	07-25-35	6,152,000	5,903,779
Ford Credit Auto Owner Trust Series 2014-C, Class A3	1.060	05-15-19	7,290,000	7,290,671
Home Equity Asset Trust Series 2003-1, Class M1 (P)	1.699	06-25-33	1,693,820	1,631,410
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	0.874	03-25-35	6,785,000	6,436,502
RASC Series Trust Series 2005-KS7, Class M4 (P)	0.779	08-25-35	3,041,000	2,880,353
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438	05-20-41	3,242,601	3,398,587
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.499	12-25-36	4,492,523	4,356,346
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	0.919	02-25-35	60,000	56,277
Series 2005-2, Class M2 (P)	0.934	03-25-35	6,958,500	6,493,289
Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A3	0.950	04-22-19	3,430,000	3,411,492

SEE NOTES TO FINANCIAL STATEMENTS27

Rate (%)	Maturity date	Par value^	Value
Wendys Funding LLC Series 2015-1A, Class A2II (S)	4.080	06-15-45	19,945,000	$19,913,906
Shares	Value
Common stocks 3.3%	$181,807,027
(Cost $158,813,110)
Consumer discretionary 0.0%	5,438
Media 0.0%
Cumulus Media, Inc., Class A (I)	3,803	5,438
Vertis Holdings, Inc. (I)	110,794	0
Financials 3.3%	181,801,589
Banks 2.7%
Comerica, Inc.	102,390	4,505,160
Commerce Bancshares, Inc.	199,085	8,920,999
Cullen/Frost Bankers, Inc.	64,858	4,193,718
First Financial Bancorp	295,930	5,456,949
First Republic Bank	95,420	5,754,780
Glacier Bancorp, Inc.	189,893	4,939,117
Investors Bancorp, Inc.	634,693	7,476,684
MB Financial, Inc.	153,457	5,054,874
Park National Corp.	61,349	5,166,199
Prosperity Bancshares, Inc.	178,250	9,210,178
SunTrust Banks, Inc.	330,244	13,331,950
SVB Financial Group (I)	40,958	5,123,027
Synovus Financial Corp.	334,995	10,193,898
Talmer Bancorp, Inc., Class A	831,216	13,507,260
TCF Financial Corp.	573,854	8,906,214
The PNC Financial Services Group, Inc.	145,482	13,256,320
U.S. Bancorp	303,036	12,833,575
Union Bankshares Corp.	451,254	10,649,594
Consumer finance 0.3%
American Express Company	60,143	4,614,171
Capital One Financial Corp.	169,260	13,159,965
Insurance 0.2%
MetLife, Inc.	207,441	10,392,794
Thrifts and mortgage finance 0.1%
Oritani Financial Corp.	341,788	5,154,163
Preferred securities 7.3%	$403,413,282
(Cost $400,140,705)
Consumer staples 0.7%	36,386,745
Food products 0.7%
Post Holdings, Inc., 5.250%	177,490	21,778,023
Tyson Foods, Inc., 4.750%	283,885	14,608,722

28SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 3.9%		$217,088,313
Banks 2.4%
First Niagara Financial Group, Inc. (8.625% to 12-15-17, then 3 month LIBOR + 7.3270%)	177,250	4,691,808
First Tennessee Bank NA, 3.750% (S)	22,722	16,154,633
HSBC USA, Inc., 3.500%	354,999	7,781,578
Huntington Bancshares, Inc., 8.500%	10,450	13,846,250
M&T Bank Corp., Series A, 6.375%	12,080	12,200,800
Regions Financial Corp., 6.375%	370,170	9,420,827
SunTrust Banks, Inc., 4.000%	309,575	6,934,480
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)	1,992	55,079
U.S. Bancorp, 3.500%	22,835	17,925,475
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	429,175	12,295,864
Valley National Bancorp (6.250% to 6-30-25, then 3 month LIBOR + 3.850%)	253,467	6,476,082
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,843,072
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	300,899	8,298,794
Zions Bancorporation, 7.900%	299,450	8,115,095
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	189,290	5,281,191
Diversified financial services 0.1%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	160,234	4,090,774
Insurance 0.2%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	336,600	10,471,626
Real estate investment trusts 1.2%
American Tower Corp., 5.250%	117,265	12,036,080
Colony Capital, Inc., 7.125%	180,025	4,221,586
Crown Castle International Corp., 4.500%	202,218	21,109,537
Health Care REIT, Inc., 6.500%	72,050	4,290,578
Weyerhaeuser Company, 6.375%	520,838	25,547,104
Health care 0.2%		13,853,421
Pharmaceuticals 0.2%
Allergan PLC, 5.500%	13,490	13,853,421
Industrials 0.3%		16,295,454
Machinery 0.3%
Stanley Black & Decker, Inc., 6.250%	140,575	16,295,454

SEE NOTES TO FINANCIAL STATEMENTS29

			Shares	Value
Materials 0.1%				$7,327,827
Metals and mining 0.1%
	Alcoa, Inc., 5.375%		208,770	7,327,827
Telecommunication services 0.2%				9,731,030
Diversified telecommunication services 0.2%
	Frontier Communications Corp., 11.125%		96,538	9,731,030
Utilities 1.9%				102,730,492
Electric utilities 0.8%
	Exelon Corp., 6.500%		498,082	22,558,134
	NextEra Energy, Inc., 5.799%		326,348	17,870,816
	SCE Trust I, 5.625%		190,505	4,802,631
Gas utilities 0.3%
	The Laclede Group, Inc., 6.750%		264,392	13,907,019
Multi-utilities 0.8%
	Dominion Resources, Inc., 6.000%		320,729	18,041,006
	Dominion Resources, Inc., 6.375%		416,667	21,104,184
	Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)		166,294	4,446,702
	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$8,225
(Cost $50)
Consumer discretionary 0.0%				8,225
Auto components 0.0%
Lear Corp., Series B (I)	8.750	12-01-16	940,000	8,225
			Notional par	Value
Purchased options 0.2%				$10,164,309
(Cost $7,520,358)
Call options 0.2%				8,137,592
Over the Counter Option on the USD vs. CAD (Expiration Date: 4-19-16; Strike Price: $1.35; Counterparty: RBC Dominion Securities) (I)			204,930,000	4,288,570
Over the Counter Option on the USD vs. CAD (Expiration Date: 4-28-16; Strike Price: $1.35; Counterparty: RBC Dominion Securities) (I)			178,725,000	3,849,022
Put options 0.0%				2,026,717
Over the Counter Option on the EUR vs. GBP (Expiration Date: 7-18-16; Strike Price: EUR 0.65; Counterparty: Bank of America International) (I)			79,405,000	445,522
Over the Counter Option on the EUR vs. GBP (Expiration Date: 7-20-16; Strike Price: EUR 0.65; Counterparty: Bank of America International) (I)			79,395,000	451,257
Over the Counter Option on the EUR vs. USD (Expiration Date: 11-10-16; Strike Price: EUR 0.95; Counterparty: Deutsche Bank Securities) (I)			165,045,000	1,129,938

30SEE NOTES TO FINANCIAL STATEMENTS

	Par value	Value
Short-term investments 6.5%		$360,529,000
(Cost $360,529,000)
Repurchase agreement 6.5%		360,529,000
Barclays Tri-Party Repurchase Agreement dated 8-31-15 at 0.110% to be repurchased at $360,530,102 on 9-1-15, collateralized by $56,597,600 U.S. Treasury Inflation Indexed Bonds, 1.375% due 2-15-44 (valued at $61,469,750, including interest) and $297,761,100 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-17 to 7-15-22 (valued at $306,270,984, including interest)	360,529,000	360,529,000
Total investments (Cost $5,755,710,679)† 101.2%		$5,583,435,642
Other assets and liabilities, net (1.2%)		($65,340,458)
Total net assets 100.0%		$5,518,095,184

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $903,972,114 or 16.4% of the fund's net assets as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $5,783,144,291. Net unrealized depreciation aggregated $199,708,649, of which $106,151,700 related to appreciated investment securities and $305,860,349 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS31

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments, at value (Cost $5,755,710,679)	$5,583,435,642
Cash	526,785
Foreign currency, at value (Cost $7,158,945)	7,177,551
Cash held at broker for futures contracts	9,965,400
Cash segregated at custodian for derivative contracts	6,980,000
Receivable for investments sold	18,695,207
Receivable for fund shares sold	50,550,376
Receivable for forward foreign currency exchange contracts	41,923,787
Dividends and interest receivable	46,683,223
Receivable for futures variation margin	3,324,332
Other receivables and prepaid expenses	108,780
Total assets	5,769,371,083
Liabilities
Payable for investments purchased	212,347,236
Payable for forward foreign currency exchange contracts	22,028,037
Payable for fund shares repurchased	14,624,229
Distributions payable	1,212,629
Payable to affiliates
Accounting and legal services fees	51,388
Transfer agent fees	366,082
Distribution and service fees	4,544
Trustees' fees	140
Other liabilities and accrued expenses	641,614
Total liabilities	251,275,899
Net assets	$5,518,095,184
Net assets consist of
Paid-in capital	$5,554,838,836
Distributions in excess of net investment income	(1,319,923)
Accumulated net realized gain (loss) on investments, futures contracts, written options and foreign currency transactions	116,888,396
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(152,312,125)
Net assets	$5,518,095,184

32SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,152,490,868 ÷ 106,753,453 shares)[1]	$10.80
Class C ($452,966,448 ÷ 41,958,627 shares)[1]	$10.80
Class I ($2,198,049,160÷ 203,575,586 shares)	$10.80
Class R2 ($16,271,003 ÷ 1,506,617 shares)	$10.80
Class R6 ($15,202,048 ÷ 1,407,251 shares)	$10.80
Class NAV ($1,683,115,657 ÷ 155,968,967 shares)	$10.79
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.25

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS33

STATEMENT OF OPERATIONS   For the year ended 8-31-15

Investment income
Interest	$173,105,206
Dividends	23,742,508
Less foreign taxes withheld	(973,125)
Total investment income	195,874,589
Expenses
Investment management fees	30,963,131
Distribution and service fees	7,983,478
Accounting and legal services fees	575,918
Transfer agent fees	3,843,234
Trustees' fees	61,795
State registration fees	187,873
Printing and postage	195,543
Professional fees	181,322
Custodian fees	898,457
Registration and filing fees	102,862
Expense recapture	68,945
Other	58,362
Total expenses	45,120,920
Less expense reductions	(1,606,995)
Net expenses	43,513,925
Net investment income	152,360,664
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	224,588,442
Futures contracts	(24,121,524)
Written options	376,140
200,843,058
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(288,888,170)
Futures contracts	4,879,853
(284,008,317)
Net realized and unrealized loss	(83,165,259)
Increase in net assets from operations	$69,195,405

34SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income	$152,360,664	$162,085,638
Net realized gain (loss)	200,843,058	(68,923,386)
Change in net unrealized appreciation (depreciation)	(284,008,317)	199,138,140
Increase in net assets resulting from operations	69,195,405	292,300,392
Distributions to shareholders
From net investment income
Class A	(34,176,533)	(48,264,398)
Class C	(10,766,886)	(14,724,374)
Class I	(55,672,668)	(52,527,144)
Class R2	(368,867)	(238,142)
Class R6	(250,669)	(29,227)
Class NAV	(55,648,392)	(63,643,727)
From net realized gain
Class A	—	(13,385,823)
Class C	—	(4,904,503)
Class I	—	(12,560,004)
Class R2	—	(65,897)
Class R6	—	(7,124)
Class NAV	—	(15,406,025)
Total distributions	(156,884,015)	(225,756,388)
From fund share transactions	988,187,104	502,837,512
Total increase	900,498,494	569,381,516
Net assets
Beginning of year	4,617,596,690	4,048,215,174
End of year	$5,518,095,184	$4,617,596,690
Undistributed (distributions in excess of) net investment income	($1,319,923)	$16,439,042

SEE NOTES TO FINANCIAL STATEMENTS35

Financial highlights

Class A Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.98	$10.80	$10.94	$10.75	$10.53
Net investment income[1]	0.32	0.39	0.45	0.51	0.58
Net realized and unrealized gain (loss) on investments	(0.17)	0.35	(0.09)	0.28	0.34
Total from investment operations	0.15	0.74	0.36	0.79	0.92
Less distributions
From net investment income	(0.33)	(0.44)	(0.50)	(0.60)	(0.70)
From net realized gain	—	(0.12)	—	—	—
Total distributions	(0.33)	(0.56)	(0.50)	(0.60)	(0.70)
Net asset value, end of period	$10.80	$10.98	$10.80	$10.94	$10.75
Total return (%)[2,3]	1.42	7.03	3.29	7.61	8.80
Ratios and supplemental data
Net assets, end of period (in millions)	$1,152	$1,111	$1,213	$891	$636
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.18	1.19	1.26	1.23
Expenses including reductions	1.08	1.17	1.17	1.17	1.17
Net investment income	2.95	3.58	4.05	4.82	5.28
Portfolio turnover (%)	37	48	41	29	40

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

36SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.98	$10.80	$10.94	$10.74	$10.53
Net investment income[1]	0.25	0.32	0.37	0.44	0.50
Net realized and unrealized gain (loss) on investments	(0.17)	0.34	(0.08)	0.28	0.33
Total from investment operations	0.08	0.66	0.29	0.72	0.83
Less distributions
From net investment income	(0.26)	(0.36)	(0.43)	(0.52)	(0.62)
From net realized gain	—	(0.12)	—	—	—
Total distributions	(0.26)	(0.48)	(0.43)	(0.52)	(0.62)
Net asset value, end of period	$10.80	$10.98	$10.80	$10.94	$10.74
Total return (%)[2,3]	0.71	6.28	2.56	6.96	7.93
Ratios and supplemental data
Net assets, end of period (in millions)	$453	$458	$434	$291	$168
Ratios (as a percentage of average net assets):
Expenses before reductions	1.81	1.88	1.90	1.96	1.95
Expenses including reductions	1.78	1.87	1.87	1.87	1.87
Net investment income	2.26	2.88	3.33	4.10	4.57
Portfolio turnover (%)	37	48	41	29	40

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Does not reflect the effect of sales charges, if any.

SEE NOTES TO FINANCIAL STATEMENTS37

Class I Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.98	$10.80	$10.94	$10.75	$10.54
Net investment income[1]	0.36	0.43	0.49	0.55	0.61
Net realized and unrealized gain (loss) on investments	(0.17)	0.35	(0.09)	0.27	0.34
Total from investment operations	0.19	0.78	0.40	0.82	0.95
Less distributions
From net investment income	(0.37)	(0.48)	(0.54)	(0.63)	(0.74)
From net realized gain	—	(0.12)	—	—	—
Total distributions	(0.37)	(0.60)	(0.54)	(0.63)	(0.74)
Net asset value, end of period	$10.80	$10.98	$10.80	$10.94	$10.75
Total return (%)[2]	1.74	7.40	3.65	7.94	9.09
Ratios and supplemental data
Net assets, end of period (in millions)	$2,198	$1,506	$1,055	$723	$442
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.83	0.83	0.86	0.82
Expenses including reductions	0.76	0.82	0.82	0.86	0.82
Net investment income	3.26	3.92	4.38	5.11	5.57
Portfolio turnover (%)	37	48	41	29	40

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

38SEE NOTES TO FINANCIAL STATEMENTS

Class R2 Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	[1]
Per share operating performance
Net asset value, beginning of period	$10.99	$10.81	$10.94	$10.88
Net investment income[2]	0.31	0.39	0.41	0.23
Net realized and unrealized gain (loss) on investments	(0.17)	0.34	(0.04)	0.07
Total from investment operations	0.14	0.73	0.37	0.30
Less distributions
From net investment income	(0.33)	(0.43)	(0.50)	(0.24)
From net realized gain	—	(0.12)	—	—
Total distributions	(0.33)	(0.55)	(0.50)	(0.24)
Net asset value, end of period	$10.80	$10.99	$10.81	$10.94
Total return (%)[3]	1.30	6.97	3.34	2.83	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$8	$5	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.69	2.33	17.19	[6]
Expenses including reductions	1.14	1.22	1.22	1.22	[6]
Net investment income	2.85	3.52	3.85	4.27	[6]
Portfolio turnover (%)	37	48	41	29	[7]

1	The inception date for Class R2 shares is 3-1-12.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS39

Class R6 Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	[1]
Per share operating performance
Net asset value, beginning of period	$10.98	$10.80	$10.94	$10.74
Net investment income[2]	0.36	0.43	0.48	0.55
Net realized and unrealized gain (loss) on investments	(0.16)	0.35	(0.08)	0.28
Total from investment operations	0.20	0.78	0.40	0.83
Less distributions
From net investment income	(0.38)	(0.48)	(0.54)	(0.63)
From net realized gain	—	(0.12)	—	—
Total distributions	(0.38)	(0.60)	(0.54)	(0.63)
Net asset value, end of period	$10.80	$10.98	$10.80	$10.94
Total return (%)[3]	1.84	7.39	3.65	8.08
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$1	$1	—	[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	3.72	6.45	18.33
Expenses including reductions	0.65	0.83	0.83	0.83
Net investment income	3.30	3.91	4.38	5.19
Portfolio turnover (%)	37	48	41	29

1	The inception date for Class R6 shares is 9-1-11.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Less than $500,000.

40SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.97	$10.80	$10.94	$10.74	$10.53
Net investment income[1]	0.37	0.45	0.51	0.56	0.64
Net realized and unrealized gain (loss) on investments	(0.17)	0.33	(0.09)	0.28	0.32
Total from investment operations	0.20	0.78	0.42	0.84	0.96
Less distributions
From net investment income	(0.38)	(0.49)	(0.56)	(0.64)	(0.75)
From net realized gain	—	(0.12)	—	—	—
Total distributions	(0.38)	(0.61)	(0.56)	(0.64)	(0.75)
Net asset value, end of period	$10.79	$10.97	$10.80	$10.94	$10.74
Total return (%)[2]	1.85	7.44	3.77	8.19	9.17
Ratios and supplemental data
Net assets, end of period (in millions)	$1,683	$1,533	$1,341	$1,297	$1,174
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	0.69	0.71	0.73	0.74
Expenses including reductions	0.65	0.68	0.71	0.73	0.74
Net investment income	3.39	4.07	4.54	5.29	5.84
Portfolio turnover (%)	37	48	41	29	40

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS41

Notes to financial statements

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or

42

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$2,360,989,201	—	$2,360,989,201	—
Foreign government obligations	1,237,688,648	—	1,237,688,648	—
Capital preferred securities	72,219,133	—	72,219,133	—
Convertible bonds	131,196,318	—	131,196,318	—
Municipal bonds	26,580,309	—	26,580,309	—
Term loans	294,545,557	—	294,545,557	—
Collateralized mortgage obligations	308,850,213	—	308,850,213	—
Asset backed securities	195,444,420	—	195,444,420	—
Common stocks	181,807,027	$181,807,027	—	—
Preferred securities	403,413,282	365,480,626	37,932,656	—
Escrow certificates	8,225	—	—	$8,225
Purchased options	10,164,309	—	10,164,309	—
Short-term investments	360,529,000	—	360,529,000	—
Total investments in securities	$5,583,435,642	$547,287,653	$5,036,139,764	$8,225
Other financial instruments:
Futures	$785,051	$785,051	—	—
Forward foreign currency contracts	$19,895,750	—	$19,895,750	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could

43

depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the portfolios and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2015 were $2,179. For the year ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific

44

expenses, such as state registration fees, and printing and postage, for all classes, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended August 31, 2015 and 2014 was as follows:

	August 31, 2015	August 31, 2014
Ordinary income	$156,884,015	$179,428,011
Long-term capital gains	—	46,328,377
Total	$156,884,015	$225,756,388

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis consisted of $68,900,457 of undistributed ordinary income and $89,107,462 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, amortization and accretion on debt securities and contingent payment debt instruments.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

45

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2015, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with notional values ranging up to $1.2 billion. The following table summarizes the contracts held at August 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
U.S. Treasury Bond Futures	1,101	Short	Dec 2015	($171,027,176)	($170,242,125)	$785,051
						$785,051

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended August 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $1.9 billion to $9.8 billion, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	54,149,620	EUR	38,000,000	Toronto Dominion Bank	9/30/2015	—	($1,502,821)	($1,502,821)
CAD	18,900,000	MXN	233,707,950	Citibank N.A.	9/30/2015	$405,703	—	405,703
CAD	21,035,000	MXN	271,284,188	Standard Chartered Bank	9/30/2015	—	(215,995)	(215,995)
CAD	23,065,000	SGD	24,303,245	Bank of Nova Scotia	9/30/2015	331,178	—	331,178
CAD	42,848,660	USD	32,790,000	Bank of Montreal	9/30/2015	—	(222,997)	(222,997)
CAD	21,255,340	USD	16,317,000	Canadian Imperial Bank of Commerce	9/30/2015	—	(161,939)	(161,939)
CAD	30,401,091	USD	23,080,000	Goldman Sachs Bank USA	9/30/2015	26,263	—	26,263
CAD	212,363,405	USD	160,950,000	Royal Bank of Canada	9/30/2015	456,203	—	456,203
EUR	46,000,000	CAD	67,970,520	Goldman Sachs Bank USA	9/30/2015	—	(20,854)	(20,854)

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Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	79,390,000	GBP	56,018,378	Citibank N.A.	9/30/2015	3,177,240	—	3,177,240
EUR	18,810,000	GBP	13,345,695	State Street Bank and Trust Company	9/30/2015	640,526	—	640,526
EUR	39,615,000	SGD	62,911,076	Standard Chartered Bank	9/30/2015	—	(49,821)	(49,821)
EUR	98,575,000	USD	111,279,346	Citibank N.A.	9/30/2015	—	(618,310)	(618,310)
EUR	58,505,000	USD	64,896,964	Goldman Sachs Bank USA	9/30/2015	781,189	—	781,189
EUR	37,830,000	USD	41,871,568	Standard Chartered Bank	9/30/2015	596,675	—	596,675
EUR	37,800,000	USD	41,166,468	State Street Bank and Trust Company	9/30/2015	1,268,096	—	1,268,096
GBP	13,263,495	EUR	18,810,000	State Street Bank and Trust Company	9/30/2015	—	(766,641)	(766,641)
GBP	35,893,935	USD	55,961,517	HSBC Bank USA	9/30/2015	—	(891,006)	(891,006)
JPY	5,552,650,083	EUR	40,965,000	Deutsche Bank AG London	9/30/2015	—	(165,368)	(165,368)
JPY	11,180,653,750	EUR	82,250,000	UBS AG	9/30/2015	—	(68,129)	(68,129)
JPY	5,141,199,810	USD	41,830,000	U.S. Bank	9/30/2015	596,829	—	596,829
MXN	472,188,388	CAD	37,825,000	Bank of Nova Scotia	9/30/2015	—	(545,351)	(545,351)
MXN	235,966,500	CAD	18,900,000	Citibank N.A.	9/30/2015	—	(270,801)	(270,801)
MXN	273,633,798	CAD	21,035,000	Standard Chartered Bank	9/30/2015	356,336	—	356,336
NZD	37,610,000	USD	24,988,272	Citibank N.A.	9/30/2015	—	(1,204,372)	(1,204,372)
SGD	73,038,401	CAD	68,375,000	Bank of New York	9/30/2015	—	(279,240)	(279,240)
SGD	48,683,394	CAD	46,035,000	Royal Bank of Canada	9/30/2015	—	(535,728)	(535,728)
SGD	30,724,616	USD	22,060,000	Bank of Montreal	9/30/2015	—	(316,312)	(316,312)
SGD	61,599,462	USD	44,120,000	State Street Bank and Trust Company	9/30/2015	—	(526,307)	(526,307)
USD	303,771,517	AUD	414,914,595	Australia and New Zealand Banking Group	9/30/2015	8,919,500	—	8,919,500
USD	13,523,261	AUD	18,627,081	National Australia Bank Limited	9/30/2015	286,242	—	286,242
USD	90,001,697	CAD	117,882,291	Bank of Nova Scotia	9/30/2015	405,596	—	405,596
USD	21,242,226	CAD	28,105,589	HSBC Bank USA	9/30/2015	—	(119,347)	(119,347)
USD	306,502,411	CAD	401,708,419	Royal Bank of Canada	9/30/2015	1,185,067	—	1,185,067
USD	145,586,008	CAD	189,849,977	Toronto Dominion Bank	9/30/2015	1,291,071	—	1,291,071
USD	109,152,258	EUR	98,595,000	Citibank N.A.	9/30/2015	—	(1,531,231)	(1,531,231)
USD	217,197,665	EUR	199,370,000	Deutsche Bank AG London	9/30/2015	—	(6,616,597)	(6,616,597)
USD	64,755,908	EUR	58,505,000	Goldman Sachs Bank USA	9/30/2015	—	(922,245)	(922,245)
USD	42,118,030	EUR	37,830,000	Standard Chartered Bank	9/30/2015	—	(350,212)	(350,212)
USD	41,296,122	EUR	37,800,000	State Street Bank and Trust Company	9/30/2015	—	(1,138,442)	(1,138,442)
USD	41,830,000	JPY	5,190,831,105	U.S. Bank	9/30/2015	—	(1,006,403)	(1,006,403)
USD	98,236,801	NOK	803,780,877	Goldman Sachs Bank USA	9/30/2015	1,126,540	—	1,126,540
USD	5,467,017	NOK	45,366,185	HSBC Bank USA	9/30/2015	—	(13,982)	(13,982)
USD	7,900,819	NOK	64,692,814	UBS AG	9/30/2015	84,838	—	84,838
USD	19,019,726	NZD	29,579,667	Australia and New Zealand Banking Group	9/30/2015	314,067	—	314,067
USD	301,361,899	NZD	460,038,479	Bank of Nova Scotia	9/30/2015	10,441,685	—	10,441,685
USD	24,754,902	NZD	37,610,000	Citibank N.A.	9/30/2015	971,002	—	971,002
USD	86,995,744	SEK	749,903,316	Citibank N.A.	9/30/2015	—	(1,638,308)	(1,638,308)
USD	15,939,184	SEK	137,555,158	Goldman Sachs Bank USA	9/30/2015	—	(319,007)	(319,007)
USD	5,423,741	SEK	45,975,375	HSBC Bank USA	9/30/2015	—	(10,271)	(10,271)

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Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	242,473,169	SGD	331,672,986	HSBC Bank USA	9/30/2015	7,749,520	—	7,749,520
USD	40,013,508	SGD	55,816,461	State Street Bank and Trust Company	9/30/2015	512,421	—	512,421
						$41,923,787	($22,028,037)	$19,895,750

Currency abbreviation
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
JPY	Japanese Yen	USD	U.S. Dollar
MXN	Mexican Peso

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the year ended August 31, 2015, the fund used purchased options to manage against anticipated currency exchange rate changes. The fund held purchased options with market values ranging from $5.2 million to $22.1 million, as measured at each quarter end.

During the year ended August 31, 2015, the fund wrote option contracts to manage against anticipated currency exchange rates. The following table summarize the fund's written options activities during the year ended August 31, 2015. The fund held no contracts at August 31, 2015.

	Number of contracts	Premiums
Outstanding, beginning of period	—	—
Options written	69,000,000	$428,821
Option closed	(69,000,000)	(428,821)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	—	—

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Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures	Futures†	$785,051	—
Foreign exchange	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	41,923,787	($22,028,037)
Foreign exchange	Investments in unaffiliated issuers, at value*	Purchased options	10,164,309	—
			$52,873,147	($22,028,037)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

* Purchased options are included in the Fund's investments.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Investments in unaffiliated issuers and foreign currency transactions*	Investments (purchased options)	Written options	Total
Interest rate	($24,121,524)	—	—	—	($24,121,524)
Foreign exchange	—	$254,278,582	$38,100,639	$376,140	292,755,361
Total	($24,121,524)	$254,278,582	$38,100,639	$376,140	$268,633,837

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

	Statement of operations location - Change in unrealized appreciation (depreciation)
Risk	Futures contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Investments (purchased options)	Total
Interest rate	$4,879,853	—	—	$4,879,853
Foreign exchange	—	($4,219,813)	$8,199,429	3,979,616
Total	$4,879,853	($4,219,813)	$8,199,429	$8,859,469

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under

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these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: (a) 0.700% of the first $500 million of the fund's aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund's aggregate daily net assets; and (c) 0.600% of the fund's aggregate daily net assets in excess of $3.5 billion. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.15%, 1.85% and 1.20% for Class A, Class C and Class R2 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses of Class R6 shares, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of the average net assets. The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fee by 0.02% as a percentage of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.15% of the average net assets of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) Rule 12b-1fees, (g) transfer agency fees and service fees, (h) underlying fund expenses (acquired fund fees) and (i) short dividend expense. Prior to January 1, 2015, this voluntary waiver also excluded blue sky fees and printing and postage. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

Effective January 1, 2015, the Advisor has voluntarily agreed to waive and/or reimburse all blue sky-fees and printing and postage for all classes of the fund until December 31, 2015.

The expense reductions described above amounted to the following for the year ended August 31, 2015.

Class	Expense reduction	Class	Expense reduction
Class A	$367,734	Class R6	$9,230

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Class	Expense reduction	Class	Expense reduction
Class C	150,573	Class NAV	526,619
Class I	548,624	Total	$1,606,995
Class R2	4,215

The investment management fees incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 0.60% of the fund's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. The amount recovered during the year ended August 31, 2015 was $68,945. These amounts were $49,364, $19,464 and $117, for Class A, Class C and Class R6, respectively.

Effective October 1, 2014, the expense recapture program was terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,420,281 for the year ended August 31, 2015. Of this amount, $188,710 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,210,633 was paid as sales commissions to broker-dealers and $20,938 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, CDSCs received by the Distributor amounted to $12,183 and $58,744 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to

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five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$3,361,108	$1,396,018	$15,576	$29,539
Class C	4,568,319	569,076	11,387	11,006
Class I	—	1,875,037	18,130	30,853
Class R2	54,051	1,950	5,516	159
Class R6	—	1,153	5,370	129
Total	$7,983,478	$3,843,234	$55,979	$71,686

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to August 31, 2015, state registration fees and printing and postage amounted to $131,894 and $123,857, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	32,652,611	$356,542,248	40,156,852	$439,510,846
Distributions reinvested	3,063,813	33,453,183	5,543,585	60,400,538
Repurchased	(30,210,201)	(329,673,879)	(56,710,218)	(621,527,692)
Net increase (decrease)	5,506,223	$60,321,552	(11,009,781)	($121,616,308)
Class C shares
Sold	8,686,167	$94,885,087	11,114,210	$121,738,854
Distributions reinvested	880,164	9,609,772	1,631,930	17,767,209
Repurchased	(9,300,258)	(101,506,168)	(11,258,976)	(123,258,391)
Net increase	266,073	$2,988,691	1,487,164	$16,247,672
Class I shares
Sold	107,632,613	$1,172,802,292	77,628,948	$851,130,146
Distributions reinvested	4,360,970	47,623,523	5,100,464	55,621,956
Repurchased	(45,620,409)	(497,842,262)	(43,147,355)	(471,699,882)
Net increase	66,373,174	$722,583,553	39,582,057	$435,052,220
Class R2 shares
Sold	1,177,477	$12,871,209	463,301	$5,086,439
Distributions reinvested	29,657	324,039	13,069	142,123
Repurchased	(410,581)	(4,490,370)	(231,748)	(2,538,324)
Net increase	796,553	$8,704,878	244,622	$2,690,238

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		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,384,473	$15,028,096	35,715	$391,327
Distributions reinvested	22,929	250,502	2,934	31,995
Repurchased	(72,345)	(788,823)	(18,291)	(200,970)
Net increase	1,335,057	$14,489,775	20,358	$222,352
Class NAV shares
Sold	30,159,003	$330,523,512	13,189,390	$144,842,305
Distributions reinvested	5,098,831	55,634,937	7,255,203	79,049,752
Repurchased	(19,028,730)	(207,059,794)	(4,906,093)	(53,650,719)
Net increase	16,229,104	$179,098,655	15,538,500	$170,241,338
Total net increase	90,506,184	$988,187,104	45,862,920	$502,837,512

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV shares on August 31, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $2,869,419,778 and $1,711,036,433, respectively, for the year ended August 31, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 27.8% of the fund's net assets. The following fund had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Balanced Fund	10.8%

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AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Strategic Income Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Strategic Income Opportunities Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers and agent banks and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Strategic Income Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-year period ended December 31, 2014 and outperformed its benchmark index for the three-year period ended December 31, 2014. The Board noted that the fund

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outperformed its peer group average for the one- and three-year periods ended December 31, 2014. The Board noted the fund's performance relative to the benchmark index for the three-year period and to the peer group for the one- and three-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and

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(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

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The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

60

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

61

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

62

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

63

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

64

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

65

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250823	356A 8/15 10/15

John Hancock

Natural Resources Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing— for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Natural Resources Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
22	Notes to financial statements
30	Auditor's report
31	Tax information
32	Continuation of investment advisory and subadvisory agreements
38	Trustees and Officers
42	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The Blended Index (gross of foreign withholding tax on dividends) comprises 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 1-4-10. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Natural resource challenges

Various factors combined to create a very difficult environment for natural resource companies, a category that consists mostly of energy businesses and metals and mining companies.

Energy posed a particular challenge

The biggest challenge for the fund was weak stock picking in the energy sector, which made up about three-quarters of the fund's net assets, on average, during the period.

Difficulties in the materials space

A weaker dollar and China's economic slowdown weighed on various materials stocks in the fund, including Constellium NV and First Quantum Minerals, Ltd.

INDUSTRY COMPOSITION AS OF 8/31/15 (%)

A note about risks

The natural resources industry can be significantly affected by global, political, and environmental developments and by commodity prices. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that is diversified across industries. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase volatility and result in losses if not successful. Currency transactions are affected by fluctuations in exchange rates. A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when fund shares are held in a taxable account. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Neil P. Brown, CFA, Jennison Associates LLC

Neil P. Brown, CFA
Portfolio Manager
Jennison Associates LLC

Why did natural resource stocks struggle for the 12 months ended August 31, 2015?

Various factors combined to create a very difficult environment for natural resource companies, a category that consists mostly of energy businesses and metals and mining companies. The rapid strengthening of the U.S. dollar was a particularly big challenge for the asset class; when the dollar is gaining in value, it tends to provide a strong headwind for oil and other commodity prices. Because most commodities are priced in dollars, they become more expensive for buyers outside the United States, which weighs on demand.

Another factor driving down commodity prices was the increase in supply relative to future expected demand. In the energy sector, falling demand, due partly to a decelerating Chinese economy coupled with growth in U.S. shale oil production and the Saudi Arabian-led refusal to cut production, put downward pressure on the price of oil. China's slowdown also weighed on the market for industrial metals, as demand waned for the raw materials used in manufacturing.

Against this backdrop, the energy component of the fund's primary benchmark, the MSCI World Energy Index, declined 32.89% for the reporting period, while the metals component of the index, the MSCI World Metals & Mining Index, a secondary benchmark, fell 42.91%. The blended index lost 37.74%.

The fund lost significant ground for the period. How would you summarize your process for investing the fund in natural resources companies?

Obviously, it was a difficult stretch of performance for the fund, both in absolute terms and relative to the benchmark. Our basic philosophy, however, remains consistent in all types of market conditions, as we believe in its long-term value. We look for attractive growth opportunities among natural resource stocks. We emphasize those firms that we believe have the potential to grow existing production or reserves, and thereby grow in value over the long term. Following this approach, the fund will generally not own very large multinational firms that may generate substantial cash flow but have limited growth prospects. During the period, for example, the fund

4

"The rapid strengthening of the U.S. dollar was a particularly big challenge for the asset class."
did not hold positions in Exxon Mobil Corporation or BP PLC, two of the largest allocations in the benchmark, and this lack of investment detracted from results.

Among energy exploration and production companies, we favor names that, over a complete market cycle, we believe can grow existing production while simultaneously being able to turn today's probable reserves into tomorrow's proven reserves. We also recognize that some companies have only modest growth potential while others may be able to significantly increase their future production, albeit at greater risk for investors. Our approach is designed to achieve an appropriate balance by including both types of stocks in the portfolio.

Of final note, we take a relatively long-term view with the fund's investments and do not respond reflexively to difficult market conditions, such as those prevalent during the period. We are looking for catalysts for production or reserve growth over a timeframe of 12 to 18 months, not merely a quarter or two. Many of the fund's investments have remained in the portfolio for several years, although we do not hesitate to sell positions if our perspective on the stocks materially changes.

What hurt the fund's performance relative to the benchmark?

The biggest challenge was weak stock picking in the energy sector, which, on average, made up about three-quarters of the fund's portfolio during the period. Various energy exploration and production companies struggled as the prices of oil and natural gas plunged. The fund, for example, was hurt by investments in Whiting Petroleum Corp. and MEG Energy Corp., two relatively small exploration and production companies focused on the Bakken shale and Canadian oil sands. These are two of the fastest-growing areas of energy production, but also two of the areas where the

TOP 10 HOLDINGS AS OF 8/31/15 (%)

Concho Resources, Inc.	4.5
Anadarko Petroleum Corp.	4.3
Cameron International Corp.	3.6
Schlumberger, Ltd.	3.4
EOG Resources, Inc.	3.3
Halliburton Company	3.1
Noble Energy, Inc.	3.0
Suncor Energy, Inc.	2.8
Devon Energy Corp.	2.5
Dril-Quip, Inc.	2.4
TOTAL	32.9
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"We are looking for catalysts for production or reserve growth over a timeframe of 12 to 18 months, not merely a quarter or two."
market was calling profitability into question the most. Accordingly, shares of both stocks were down sharply for the period.

Noble Energy, Inc. was another subpar performer in the group. Although the company's more diversified business insulated it from the worst effects of the energy sector downturn, it was nevertheless hurt by the challenging market backdrop. Late in the period, Noble acquired Rosetta Resources, Inc., another meaningful detractor for the fund.

In the materials sector, Constellium NV, a Netherlands-based producer of aluminum, weighed on results. Constellium's shares were hampered by growing concerns about the strength of the global economy, particularly future demand for aerospace projects. Also, although the automobile industry's move toward aluminum-body vehicles is under way, the company has increased capital spending to expand its manufacturing capabilities, a move that has led to near-term uncertainty in Constellium's cash flow and earnings. Also in materials, First Quantum Minerals, Ltd. struggled, as declining copper demand coupled with a strengthening U.S. dollar hurt this Canadian copper mining company.

What contributed to relative performance?

There were very few highlights in such a difficult environment for the fund's asset class. Concho Resources Inc., an independent oil and gas exploration and production company, added value relative to the benchmark. Although Concho's shares were down approximately 25% for the 12 months, that decline was significantly less than the index overall, which tempered the fund's relative

COUNTRY COMPOSITION AS OF 8/31/15 (%)

United States	74.6
Canada	12.6
Australia	2.0
Jersey, Channel Islands	1.9
United Kingdom	1.6
Netherlands	1.4
Peru	1.3
Switzerland	1.1
Other countries	1.1
Short-term investments and other	2.4
TOTAL	100.0
As a percentage of net assets.

6

underperformance. Concho has relatively conservative financial management, which left the firm better able than many of its competitors to withstand the effects of lower oil prices.

The fund also saw good results from certain energy refiners, such as Marathon Petroleum Corp., whose shares actually gained modestly over the period. Because oil is a main input cost for refining companies, lower prices do not hurt refiners to the same extent as they do exploration and production companies, and at times it can even be beneficial, as it was during the period.

What changes did you make to the portfolio, and how was it positioned at period end?

One change this period was to adjust the fund's exposure to energy services and equipment stocks, especially by lowering exposure to smaller firms with less pricing power, which we thought were particularly vulnerable in an environment of persistently low oil prices. We also added exposure to pipeline and shipping companies that we believed would be well positioned for the current market environment. In addition, given the environment of low natural gas and coal prices, we've added a couple of solar energy stocks to the fund, as we have found solar power to be an attractive business proposition that warranted a small investment in the space.

As of period end, we believe the collapse in the price of oil has created an investment opportunity. That said, we are taking our time with new purchases, rather than diving headfirst into the sector to snap up low-priced stocks. We believe that global oil markets are healthier than the current price of the commodity suggests. Given the balance between supply and demand, we do not believe a further rebound in the price of oil is an unreasonable expectation, and we have favored a variety of stocks that we believe have the potential to benefit from such an occurrence.

MANAGED BY

Neil P. Brown, CFA On the fund since 2014 Investing since 1997
Jay Saunders On the fund since 2014 Investing since 1994

The views expressed in this report are exclusively those of Neil P. Brown, CFA, Jennison Associates LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A2	-45.46	-8.85	-2.50	-37.07	-22.13
Class I2,3	-42.54	-7.71	-1.55	-33.06	-14.29
Class 1[3]	-42.35	-7.46	-1.39	-32.15	-12.88
Class NAV[3]	-42.27	-7.40	-1.33	-31.91	-12.38
Index 1†	-32.89	3.52	2.75	18.91	30.77
Index 2†	-42.91	-12.48	-1.22	-48.64	-11.44
Index 3†	-37.74	-3.89	0.61	-17.98	6.24

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class 1	Class NAV
Gross (%)	1.47	1.16	1.09	1.04
Net (%)	1.37	1.06	0.99	0.94

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World Energy Index; Index 2 is the MSCI World Metals & Mining Index; Index 3 is a 60%/40% blend of Index 1 and Index 2.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Natural Resources Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class I2,3	10-15-05	8,571	8,571	13,077	8,856	10,624
Class 1[3]	10-15-05	8,712	8,712	13,077	8,856	10,624
Class NAV[3]	10-15-05	8,762	8,762	13,077	8,856	10,624

The MSCI World Energy Index (gross of foreign withholding tax on dividends) consists of all the companies in the Energy sector of the MSCI World Index.

The MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) consists of all the companies in the Metals & Mining industry of the MSCI World Index.

The Blended Index (gross of foreign withholding tax on dividends) comprises 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges which would result in lower returns.

Footnotes related to performance pages

1	From 10-15-05.
2	Class A and Class I shares were first offered on 1-4-10. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A and Class I shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$815.00	$6.22	1.36%
Class I	1,000.00	815.00	6.31	1.38%
Class 1	1,000.00	816.40	4.49	0.98%
Class NAV	1,000.00	817.30	4.26	0.93%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on3-1-2014	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.30	$6.92	1.36%
Class I	1,000.00	1,018.20	7.02	1.38%
Class 1	1,000.00	1,020.30	4.99	0.98%
Class NAV	1,000.00	1,020.50	4.74	0.93%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

As of 8-31-15
	Shares	Value
Common stocks 97.6%		$610,620,531
(Cost $940,127,045)
Consumer staples 0.4%		2,558,219
Food products 0.4%
Adecoagro SA (I)	320,981	2,558,219
Energy 71.8%		449,206,371
Energy equipment and services 18.8%
Cameron International Corp. (I)	342,135	22,840,933
Core Laboratories NV (L)	36,493	4,221,510
Dril-Quip, Inc. (I)	221,941	15,300,613
FMC Technologies, Inc. (I)	243,773	8,478,425
Halliburton Company	497,023	19,557,855
Independence Contract Drilling, Inc. (I)	398,644	2,762,603
Patterson-UTI Energy, Inc.	562,648	9,159,909
Rowan Companies PLC, Class A	186,318	3,348,134
RPC, Inc. (L)	276,087	3,208,131
Schlumberger, Ltd.	277,224	21,448,821
Superior Energy Services, Inc.	471,501	7,501,581
Oil, gas and consumable fuels 53.0%
Africa Oil Corp. (I)(L)	274,700	428,044
Anadarko Petroleum Corp.	379,233	27,145,498
Antero Resources Corp. (I)(L)	218,075	5,635,058
Bankers Petroleum, Ltd. (I)	943,460	1,685,262
Cimarex Energy Company	135,154	14,935,869
Cobalt International Energy, Inc. (I)	601,039	4,814,322
Concho Resources, Inc. (I)	261,403	28,273,348
CONSOL Energy, Inc. (L)	311,768	4,748,227
Crew Energy, Inc. (I)	589,683	2,003,560
Devon Energy Corp.	361,521	15,422,486
EOG Resources, Inc.	266,016	20,831,713
Euronav NV (I)(L)	322,575	4,319,279
Genel Energy PLC (I)	499,466	2,713,688
Gulfport Energy Corp. (I)	202,730	7,263,816
Hess Corp.	130,150	7,737,418
Kinder Morgan, Inc.	252,507	8,183,752
Kosmos Energy, Ltd. (I)	463,797	3,246,579
Laredo Petroleum, Inc. (I)(L)	462,646	4,714,363
Lekoil, Ltd. (I)(L)	4,443,803	1,179,588
Marathon Oil Corp.	540,483	9,344,951
Marathon Petroleum Corp.	306,076	14,480,456
MEG Energy Corp. (I)	433,646	3,896,090

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Newfield Exploration Company (I)	257,317	$8,571,229
Noble Energy, Inc.	567,788	18,969,797
NuVista Energy, Ltd. (I)	514,679	2,225,998
Oasis Petroleum, Inc. (I)(L)	204,979	2,287,566
Occidental Petroleum Corp.	172,782	12,614,814
Oil Search, Ltd.	879,891	4,277,501
PDC Energy, Inc. (I)	259,821	14,596,744
Phillips 66	192,073	15,187,212
Pioneer Natural Resources Company	56,714	6,979,225
Range Resources Corp.	269,358	10,402,606
Rice Energy, Inc. (I)	363,356	7,067,274
Seven Generations Energy, Ltd., Class A (I)(L)	192,544	2,010,911
Suncor Energy, Inc.	618,433	17,464,548
The Williams Companies, Inc.	112,885	5,441,057
Western Refining, Inc.	151,952	6,536,975
Whiting Petroleum Corp. (I)	193,535	3,741,032
Materials 24.4%		152,520,830
Chemicals 6.6%
Air Products & Chemicals, Inc.	21,463	2,994,732
Cytec Industries, Inc.	64,209	4,764,308
Flotek Industries, Inc. (I)(L)	352,640	6,897,638
FMC Corp.	179,845	7,609,242
Potash Corp. of Saskatchewan, Inc.	304,241	7,910,266
The Dow Chemical Company	181,545	7,944,409
W.R. Grace & Company (I)	30,594	3,026,970
Containers and packaging 0.5%
Packaging Corp. of America	50,004	3,355,768
Metals and mining 17.3%
Agnico Eagle Mines, Ltd.	290,522	7,111,979
Alacer Gold Corp.	1,770,216	3,861,751
B2Gold Corp. (I)	2,981,985	3,490,618
Barrick Gold Corp. (L)	758,250	5,269,838
BHP Billiton, Ltd., ADR (L)	207,138	7,628,893
Century Aluminum Company (I)	158,879	889,722
Constellium NV, Class A (I)	738,415	4,836,618
Eldorado Gold Corp.	1,529,774	4,569,787
First Quantum Minerals, Ltd. (L)	1,038,772	5,416,522
Freeport-McMoRan, Inc.	290,595	3,091,931
Glencore PLC	2,974,195	6,713,537
Guyana Goldfields, Inc. (I)(L)	1,140,318	3,501,737
Ivanhoe Mines, Ltd., Class A (I)	923,288	561,440
Lonmin PLC (I)(L)	27,037	14,496

SEE NOTES TO FINANCIAL STATEMENTS13

		Shares	Value
Materials (continued)
Metals and mining (continued)
	Lundin Mining Corp. (I)	2,235,107	$7,594,199
	Platinum Group Metals, Ltd. (I)	485,581	138,925
	Randgold Resources, Ltd., ADR	192,284	11,592,802
	Reliance Steel & Aluminum Company	164,768	9,576,316
	Rio Tinto PLC, ADR (L)	200,381	7,357,990
	Silver Wheaton Corp.	268,996	3,289,821
	South32, Ltd., ADR (I)	69,796	377,596
	Southern Copper Corp. (L)	296,740	7,911,088
	Tahoe Resources, Inc. (L)	385,099	3,219,891
Utilities 1.0%			6,335,111
Independent power and renewable electricity producers 1.0%
	Nextera Energy Partners LP	62,061	1,873,001
	Terraform Power, Inc., Class A (L)	198,316	4,462,110
	Yield (%)	Shares	Value
Securities lending collateral 10.6%			$66,339,913
(Cost $66,340,874)
John Hancock Collateral Trust (W)	0.1436(Y)	6,630,610	66,339,913
		Par value	Value
Short-term investments 2.8%			$17,414,000
(Cost $17,414,000)
Repurchase agreement 2.8%			17,414,000
	Repurchase Agreement with State Street Corp. dated 8-31-15 at 0.000% to be repurchased at $17,414,000 on 9-1-15, collateralized by $17,565,000 U.S. Treasury Notes, 1.625% due 12-31-19 (valued at $17,763,485, including interest)	17,414,000	17,414,000
Total investments (Cost $1,023,881,919)† 111.0%			$694,374,444
Other assets and liabilities, net (11.0%)			($68,553,322)
Total net assets 100.0%			$625,821,122

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 8-31-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,030,140,780. Net unrealized depreciation aggregated $335,766,336, of which $2,430,722 related to appreciated investment securities and $338,197,058 related to depreciated investment securities.

14SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments in unaffiliated issuers, at value (Cost $957,541,045) including $64,750,624 of securities loaned	$628,034,531
Investments in affiliated issuers, at value (Cost $66,340,874)	66,339,913
Total investments, at value (Cost $1,023,881,919)	694,374,444
Cash	364
Foreign currency, at value (Cost $8,900)	8,900
Receivable for investments sold	66,436
Dividends and interest receivable	1,020,524
Receivable for securities lending income	52,655
Other receivables and prepaid expenses	26,339
Total assets	695,549,662
Liabilities
Payable for investments purchased	3,013,590
Payable for fund shares repurchased	263,758
Payable upon return of securities loaned	66,345,977
Payable to affiliates
Accounting and legal services fees	5,974
Transfer agent fees	478
Trustees' fees	93
Other liabilities and accrued expenses	98,670
Total liabilities	69,728,540
Net assets	$625,821,122
Net assets consist of
Paid-in capital	$1,090,919,486
Undistributed net investment income	3,459,096
Accumulated net realized gain (loss) on investments and foreign currency transactions	(139,033,132)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(329,524,328)
Net assets	$625,821,122

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($4,568,424 ÷ 424,947 shares)[1]	$10.75
Class I ($162,168 ÷ 15,089 shares)	$10.75
Class 1 ($77,406,901 ÷ 7,131,050 shares)	$10.85
Class NAV ($543,683,629 ÷ 50,451,055 shares)	$10.78
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.32

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF OPERATIONS  For the year ended 8-31-15

Investment income
Dividends	$10,118,166
Securities lending	330,980
Less foreign taxes withheld	(266,375)
Total investment income	10,182,771
Expenses
Investment management fees	6,812,744
Distribution and service fees	69,037
Accounting and legal services fees	81,677
Transfer agent fees	8,919
Trustees' fees	9,850
State registration fees	52,934
Printing and postage	10,437
Professional fees	65,808
Custodian fees	81,954
Registration and filing fees	35,015
Expense recapture	42
Other	15,464
Total expenses	7,243,881
Less expense reductions	(720,599)
Net expenses	6,523,282
Net investment income	3,659,489
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(81,750,299)
Investments in affiliated issuers	(5,201)
(81,755,500)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(334,674,181)
Investments in affiliated issuers	(1,174)
(334,675,355)
Net realized and unrealized loss	(416,430,855)
Decrease in net assets from operations	($412,771,366)

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income	$3,659,489	$5,742,847
Net realized gain (loss)	(81,755,500)	106,851,611
Change in net unrealized appreciation (depreciation)	(334,675,355)	13,637,075
Increase (decrease) in net assets resulting from operations	(412,771,366)	126,231,533
Distributions to shareholders
From net investment income
Class A	—	(17,381)
Class I	(505)	(8,688)
Class R6	(467)	(481)
Class 1	(476,082)	(821,221)
Class NAV	(3,116,076)	(5,061,626)
Total distributions	(3,593,130)	(5,909,397)
From fund share transactions	97,009,132	23,731,426
Total increase (decrease)	(319,355,364)	144,053,562
Net assets
Beginning of year	945,176,486	801,122,924
End of year	$625,821,122	$945,176,486
Undistributed net investment income	$3,459,096	$3,411,658

SEE NOTES TO FINANCIAL STATEMENTS17

Financial highlights

Class A Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$18.72	$16.33	$16.04	$21.13	$18.34
Net investment income[1]	— [2]	0.01	0.01	0.06	0.03
Net realized and unrealized gain (loss) on investments	(7.97)	2.41	0.30	(3.04)	2.80
Total from investment operations	(7.97)	2.42	0.31	(2.98)	2.83
Less distributions
From net investment income	—	(0.03)	(0.02)	(0.04)	—
From net realized gain	—	—	—	(2.07)	(0.04)
Total distributions	—	(0.03)	(0.02)	(2.11)	(0.04)
Net asset value, end of period	$10.75	$18.72	$16.33	$16.04	$21.13
Total return (%)[3,4]	(42.57)	14.87	1.92	(14.60)	15.41
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$12	$9	$11	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58	1.77	1.77	1.82	1.77
Expenses including reductions	1.47	1.58	1.58	1.60	1.60
Net investment income (loss)	(0.02)	0.07	0.03	0.37	0.13
Portfolio turnover (%)	25	193	66	176	85

1	Based on average daily shares outstanding.
2	Less than $0.005 per share.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

18SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$18.74	$16.35	$16.06	$21.18	$18.37
Net investment income[1]	0.01	0.07	0.04	0.11	0.12
Net realized and unrealized gain (loss) on investments	(7.98)	2.39	0.30	(3.06)	2.79
Total from investment operations	(7.97)	2.46	0.34	(2.95)	2.91
Less distributions
From net investment income	(0.02)	(0.07)	(0.05)	(0.10)	(0.06)
From net realized gain	—	—	—	(2.07)	(0.04)
Total distributions	(0.02)	(0.07)	(0.05)	(2.17)	(0.10)
Net asset value, end of period	$10.75	$18.74	$16.35	$16.06	$21.18
Total return (%)[2]	(42.54)	15.08	2.12	(14.39)	15.79
Ratios and supplemental data
Net assets, end of period (in millions)	— [3]	$1	$7	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	3.09	2.21	1.40	1.43	1.53
Expenses including reductions	1.38	1.38	1.38	1.37	1.30
Net investment income	0.06	0.39	0.24	0.65	0.54
Portfolio turnover (%)	25	193	66	176	85

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS19

Class 1 Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$18.92	$16.50	$16.20	$21.35	$18.51
Net investment income[1]	0.07	0.11	0.08	0.15	0.12
Net realized and unrealized gain (loss) on investments	(8.07)	2.42	0.32	(3.09)	2.86
Total from investment operations	(8.00)	2.53	0.40	(2.94)	2.98
Less distributions
From net investment income	(0.07)	(0.11)	(0.10)	(0.14)	(0.10)
From net realized gain	—	—	—	(2.07)	(0.04)
Total distributions	(0.07)	(0.11)	(0.10)	(2.21)	(0.14)
Net asset value, end of period	$10.85	$18.92	$16.50	$16.20	$21.35
Total return (%)[2]	(42.35)	15.44	2.44	(14.21)	16.02
Ratios and supplemental data
Net assets, end of period (in millions)	$77	$135	$128	$152	$194
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.12	1.13	1.12	1.12
Expenses including reductions	0.98	1.06	1.11	1.11	1.12
Net investment income	0.50	0.61	0.50	0.84	0.54
Portfolio turnover (%)	25	193	66	176	85

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

20SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$18.78	$16.38	$16.09	$21.21	$18.39
Net investment income[1]	0.07	0.12	0.09	0.17	0.14
Net realized and unrealized gain (loss) on investments	(8.00)	2.40	0.31	(3.06)	2.83
Total from investment operations	(7.93)	2.52	0.40	(2.89)	2.97
Less distributions
From net investment income	(0.07)	(0.12)	(0.11)	(0.16)	(0.11)
From net realized gain	—	—	—	(2.07)	(0.04)
Total distributions	(0.07)	(0.12)	(0.11)	(2.23)	(0.15)
Net asset value, end of period	$10.78	$18.78	$16.38	$16.09	$21.21
Total return (%)[2]	(42.27)	15.49	2.45	(14.11)	16.07
Ratios and supplemental data
Net assets, end of period (in millions)	$544	$798	$657	$597	$754
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	1.07	1.08	1.07	1.07
Expenses including reductions	0.93	1.01	1.06	1.06	1.07
Net investment income	0.54	0.67	0.57	0.91	0.59
Portfolio turnover (%)	25	193	66	176	85

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS21

Notes to financial statements

Note 1 — Organization

John Hancock Natural Resources Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Effective July 8, 2015, Class R6 shares were liquidated and effective September 1, 2014, Class A and Class I shares were closed to all new and existing investors, including automatic purchase plans.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

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The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer staples	$2,558,219	$2,558,219	—	—
Energy	449,206,371	441,035,594	$8,170,777	—
Materials	152,520,830	145,792,797	6,728,033	—
Utilities	6,335,111	6,335,111	—	—
Securities lending collateral	66,339,913	66,339,913	—	—
Short-term investments	17,414,000	—	17,414,000	—
Total investments in securities	$694,374,444	$662,061,634	$32,312,810	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its

23

securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other other affiliated funds had an agreement with Citibank that enabled the to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended were $752. For the year ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all class, were calculated daily at the class level based on net assets of each class and the specific expense rates applicable to each class.

24

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2015, the fund had a short-term capital loss carryforward of $66,849,050 and a long-term capital loss carryforward of $66,203,994 available to offset future net realized capital gains. These carryforwards as of August 31, 2015, do not expire.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2015 and 2014 was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$3,593,130	$5,909,397

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis consisted of $3,737,869 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: (a) 1.000% of the first $500 million of the fund's average net assets; (b) 0.950% of the fund's next $500 million of the fund's average net assets; (c) 0.900% of the fund's next $1 billion of the fund's average net assets; and (d) 0.850% of the fund's average net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Jennison Associates LLC. The fund is not responsible for payment of the subadvisory fees.

25

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances of the time.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for Class A and Class I shares of the fund. This agreement excludes expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.58% and 1.38% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until at least December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fees. Prior to January 1, 2015, this voluntary waiver also excluded blue sky fees, and printing and postage. The expense reduction will continue in effect until terminated at any time by the Advisor or notice of the fund.

Effective January 1, 2015, the Advisor has voluntarily agreed to waive and/or reimburse all blue sky fees and printing and postage of the fund until December 31, 2015.

The expense reductions described above amounted to the following for the year ended August 31, 2015:

Class	Expense reduction	Class	Expense reduction
Class A	$7,037	Class NAV	$603,927
Class I	4,843	Class 1	99,789
Class R6	5,003	Total	$720,599

The investment management fees incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 0.88% of the fund's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The amounts recovered during the year ended August 31, 2015 was $42, which was recovered from the former Class R6 shares.

Effective October 1, 2014, the expense recapture program was terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

26

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $356, which was paid as sales commissions to broker-dealers, for the year ended August 31, 2015. Of this amount, $65 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $291 was paid as sales commissions to broker-dealers.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$20,615	$8,576	$6,124	$1,888
Class I	—	331	4,894	618
Class R6	—	12	4,801	106
Class 1	48,422	—	—	—
Total	$69,037	$8,919	$15,819	$2,612

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to August 31, 2015, state registration fees and printing and postage amounted to $37,115 and $7,825, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

27

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	48	$600	315,792	$5,742,818
Distributions reinvested	—	—	1,041	17,381
Repurchased	(190,864)	(2,618,368)	(251,131)	(4,485,726)
Net increase (decrease)	(190,816)	($2,617,768)	65,702	$1,274,473
Class I shares
Sold	—	—	65,748	$1,195,977
Distributions reinvested	38	498	520	8,667
Repurchased	(16,130)	(224,088)	(451,751)	(7,848,914)
Net decrease	(16,092)	($223,590)	(385,483)	($6,644,270)
Class R6 shares
Sold	—	—	2,280	$43,202
Distributions reinvested	10	135	4	65
Repurchased	(7,930)	(99,025)	(6)	(99)
Net increase (decrease)	(7,920)	($98,890)	2,278	$43,168
Class 1 shares
Sold	1,486,763	$19,516,888	710,316	$13,028,862
Distributions reinvested	35,796	476,082	48,882	821,221
Repurchased	(1,508,004)	(20,578,722)	(1,428,749)	(25,244,026)
Net increase (decrease)	14,555	($585,752)	(669,551)	($11,393,943)
Class NAV shares
Sold	9,436,893	$121,289,576	3,897,020	$66,267,957
Distributions reinvested	236,066	3,116,076	303,637	5,061,626
Repurchased	(1,730,303)	(23,870,520)	(1,793,592)	(30,877,585)
Net increase	7,942,656	$100,535,132	2,407,065	$40,451,998
Total net increase	7,742,383	$97,009,132	1,420,011	$23,731,426

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on August 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $270,515,937 and $166,481,620, respectively, for the year ended August 31, 2015.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

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Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 86.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Growth Fund	26.4%
John Hancock Funds II Lifestyle Balanced Fund	25.9%
John Hancock Funds II Lifestyle Aggressive Fund	10.7%
John Hancock Funds II Lifestyle Moderate Fund	5.5%

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AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Natural Resources Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Natural Resources Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers and transfer agent and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Jennison Associates LLC (the Subadvisor), for John Hancock Natural Resources Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its

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operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and its peer group average for the one-, three- and five-year periods ended December 31, 2014. The Board took into account management's discussion of the fund's performance, including differences in the fund's investment strategies relative to the Lipper peer group. The Board also concluded that the fund's performance is being monitored and reasonably addressed.

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Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that the total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

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Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

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The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and

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(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Jennison Associates LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

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Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Natural Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250815	354A 8/15 10/15

John Hancock

Alternative Asset Allocation Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
18	Financial highlights
24	Notes to financial statements
34	Auditor's report
35	Tax information
36	Continuation of investment advisory and subadvisory agreements
42	Trustees and Officers
46	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies including four principal strategies: equity hedge, event driven, macro/ managed futures, and relative value arbitrage.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

Prior to January 1, 2015, the fund compared its performance to the MSCI World Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indexes. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the HFRX Global Hedge Fund Index as the primary benchmark index to which the fund compares its performance.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Macroeconomic challenges

Slow growth, falling commodity prices, an appreciating U.S. dollar, and diverging monetary policies around the world challenged capital market participants during the fund's fiscal year.

Fund declined

In this difficult market environment, the fund posted a negative return, trailing its benchmark and its peer averages.

Currencies, commodities detracted

Positions exposed to foreign exchange rates and commodity prices hindered the fund's results.

ASSET ALLOCATION AS OF 8/31/15 (%)

Affiliated John Hancock Funds	82.1
Alternative and specialty	55.0
Fixed income	27.1
Other investment companies	15.4
Equity	9.5
Energy ETF	2.5
Gold ETF	1.3
Commodities ETF	1.3
REIT ETF	0.4
Information Techology ETF	0.2
Financial ETF	0.2
Other assets and liabilities, net	2.5

As a percentage of net assets.

A note about risks

The fund's performance depends on the subadvisor's ability to determine asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The fund is subject to the same risks as the underlying funds and exchange-traded funds in which it invests: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small companies are subject to higher volatility than those of larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the advisor may favor an asset category that performs poorly relative to the other asset categories. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Currency transactions are affected by fluctuations in exchange rates. The fund's losses could exceed the amount invested in its currency instruments. Short sales involve costs and risk. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

What was the market environment like during the year ended August 31, 2015?

The global capital markets posed a number of challenges to investors over the course of the year. While U.S. large-cap equity and core bond markets posted positive returns, many other asset classes did not. Key themes included slow economic growth, falling commodity prices, diverging monetary policies among the world's major central banks, and a surging U.S. dollar, which appreciated relative to most other currencies during the period.

Stocks demonstrated wide performance dispersion. The MSCI Emerging Market Index declined by 21.67% and international developed-market equity indexes were down, albeit by a less dramatic degree. The S&P 500 Index was just positive (0.48%), masking a material spread between growth- and value-oriented stocks: The Russell 1000 Growth Index was up 4.26%, and the Russell 1000 Value Index was down 3.48%.

Core U.S. investment-grade bond indexes were positive, but high-yield credit declined. Broadly speaking, international fixed-income markets fell as well.

What drove the increase in global market volatility late in the period?

This summer, when the S&P 500 Index declined by 11.2% from August 17 through August 25, we saw the first S&P 500 Index correction exceeding 10% since 2011. In our view, the choppy equity price movements were not indicative of dire economic or market fundamentals. Still, many investors seemed to demonstrate increasing concerns about sluggish global growth.

4

"Key themes included slow economic growth, falling commodity prices, diverging monetary policies among the world's major central banks, and a surging U.S. dollar ..."

Moreover, a series of major capital market regime changes intensified, which included a downward shift in oil prices and competing currency devaluations. Finally, the uncertainty about the timing and impact of the U.S. Federal Reserve's next interest-rate hike, which will be the first since 2006, appeared to rattle market participants as well.

In light of that market backdrop, how did the fund perform during the fiscal year?

For the 12 months ended August 31, 2015, the fund's Class A shares declined 4.14%, excluding sales charges. The HFRX Global Hedge Fund Index, the fund's new primary benchmark, was down 3.47% and the Morningstar multialternative fund category average also declined, by 1.71%. The MSCI World Index was down 3.61%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.

What were the key detractors from performance?

A large position in Absolute Return Currency Fund (First Quadrant) was the most significant detractor; its underlying short Swiss franc exposure suffered from an unexpected central bank announcement during the period. On January 15, 2015, suddenly reversing a policy in place since 2011, the Swiss National Bank in effect lifted the franc's peg to the euro, sending the Swiss currency's value skyward in a matter of moments, which had a negative effect on the fund's performance.

A few small positions tied to commodity prices also weighed on the fund's returns: Natural Resources Fund (Jennison), a commodity index ETF (PowerShares DB Commodity Index Tracking Fund), and an energy sector ETF (PowerShares DB Energy Fund) each suffered losses amid the sharp sell-off across commodity markets around the globe.

5

"... the uncertainty about the timing and impact of the U.S. Federal Reserve's next interest-rate hike, which will be the first since 2006, appeared to rattle market participants..."

How about the contributors?

Seaport Fund (Wellington), an equity strategy combining the specialized expertise of four different investment teams, was the top contributor to performance during the period. The strategy pursues a mix of long and short positions across a range of sectors, geographies, and market capitalizations, employing fundamental research and bottom-up stock selection alongside top-down views. As a defensive complement to more traditional equity investments, the approach seeks to provide investors with improved downside protection and greater resilience to market volatility, which served the fund well during this turbulent period.

Global Absolute Return Strategies Fund (Standard Life), a risk-managed multi-asset approach to investing, was another top performer, benefiting from a range of directional currency strategies favoring the strength of the U.S. dollar.

Can you discuss the rationale for the change in the fund's primary benchmark during the first half of the fiscal year?

Prior to January 1, 2015, the fund's performance was compared with the MSCI World Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indexes. While these indexes are still fine proxies for the broad stock and bond markets, the fund's investments include alternative markets, alternative strategies, and absolute return approaches not reflected in either index.

To better reflect the universe of investment opportunities based on the fund's strategy, on January 1, 2015, we added the HFRX Global Hedge Fund Index as the primary benchmark with which the fund's performance is compared.

6

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is composed of convertible arbitrage, distressed securities, equity hedge, equity market neutral, and a number of other strategies.

MANAGED BY

Robert M. Boyda On the fund since 2010 Investing since 1979
Marcelle Daher, CFA On the fund since 2013 Investing since 1999
Steven E. Medina, CFA On the fund since 2010 Investing since 1994
Nathan W. Thooft, CFA On the fund since 2013 Investing since 2000

The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1,2]	5-year	Since inception[1,2]
Class A	-8.93	2.87	7.86	15.21	65.59
Class C3	-5.75	3.16	7.85	16.83	65.51
Class I3,4	-3.80	4.24	8.82	23.07	75.71
Class R2[3,4]	-4.31	3.03	7.34	16.11	60.37
Class R4[3,4]	-3.99	3.28	7.89	17.50	65.93
Class R6[3,4]	-3.74	3.21	6.84	17.12	55.39
Index 1†	-3.47	0.80	2.54	4.04	18.20
Index 2†	1.55	2.98	4.29	15.81	32.28
Index 3†	-3.61	11.68	12.10	73.75	114.04
Index 4†	-1.16	7.93	8.86	46.49	76.06

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.80	2.50	1.48	1.89	1.73	1.39
Net (%)	1.73	2.43	1.41	1.82	1.56	1.30

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the HFRX Global Hedged Fund Index; Index 2 is the Barclays US Aggregate Bond Index, 3 is the MSCI World Index, Index 4 is the Blended index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Alternative Asset Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and three separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)	Index 4 ($)
Class C2,3,5	1-2-09	16,551	16,551	11,820	13,228	21,404	17,606
Class I2,3,4	1-2-09	17,571	17,571	11,820	13,228	21,404	17,606
Class R2[2,3,4]	1-2-09	16,037	16,037	11,820	13,228	21,404	17,606
Class R4[2,3,4]	1-2-09	16,593	16,593	11,820	13,228	21,404	17,606
Class R6[2,3,4]	1-2-09	15,539	15,539	11,820	13,228	21,404	17,606

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Blended Index comprises 55% MSCI World Index and 45% Barclays U.S. Aggregate Bond Index.

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies, including four principal strategies: equity hedge, event driven, macro/ managed futures, and relative value arbitrage.

Prior to January 1, 2015, the fund compared its performance to the MSCI World Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the HFRX Global Hedge Fund Index as the primary benchmark index to which the fund compares its performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 1-2-09.
2	Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the fund's investments had been allocated to its current mix of underlying funds.
3	Class I, Class C, and Class R6, Class R2, and Class R4 shares were first offered on 12-31-10, 6-14-11, 9-1-11, 3-1-12, and 6-27-13, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class C, Class R6, Class R2, and Class R4 shares, as applicable.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$980.60	$2.80	0.56%
Class C	1,000.00	977.20	6.28	1.26%
Class I	1,000.00	982.60	1.25	0.25%
Class R2	1,000.00	980.50	3.24	0.65%
Class R4	1,000.00	981.30	1.90	0.38%
Class R6	1,000.00	982.60	0.65	0.13%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,022.40	$2.85	0.56%
Class C	1,000.00	1,018.90	6.41	1.26%
Class I	1,000.00	1,023.90	1.28	0.25%
Class R2	1,000.00	1,021.90	3.31	0.65%
Class R4	1,000.00	1,023.30	1.94	0.38%
Class R6	1,000.00	1,024.60	0.66	0.13%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

As of 8-31-15
			Shares	Value
Affiliated John Hancock Funds (G) 82.1%				$888,824,111
(Cost $918,062,162)
Fixed income 27.1%				293,638,980
	Global Income, Class NAV (Stone Harbor)		4,490,767	40,910,892
	Real Return Bond, Class NAV (PIMCO)		1,695,030	18,662,280
	Short Duration Credit Opportunities, Class NAV (Stone Harbor)		12,464,534	119,659,531
	Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)		10,602,992	114,406,277
Alternative and specialty 55.0%				595,185,131
	Absolute Return Currency, Class NAV (First Quadrant)		10,555,819	93,841,229
	Enduring Equity, Class NAV (Wellington)		4,600,945	47,113,673
	Global Absolute Return Strategies, Class NAV (Standard Life)		12,496,918	138,590,817
	Global Real Estate, Class NAV (Deutsche)		1,865,768	16,418,758
	Natural Resources, Class NAV (Jennison)		774,689	8,351,147
	Redwood, Class NAV (Robeco)		11,864,329	128,490,682
	Seaport Fund, Class NAV (Wellington) (I)		9,446,501	103,155,795
	Technical Opportunities, Class NAV (Wellington)		4,239,301	59,223,030
Other investment companies 15.4%				$166,383,506
(Cost $176,287,328)
Equity 9.5%				103,018,325
	The Arbitrage Fund, Class I		3,950,537	51,673,025
	Touchstone Merger Arbitrage Fund, Institutional, Class I (V)		4,570,289	48,810,690
	WisdomTree Japan Hedged Equity Fund		48,500	2,534,610
Exchange-traded funds 5.9%				63,365,181
	Energy Select Sector SPDR Fund		115,271	7,657,453
	Financial Select Sector SPDR Fund		110,673	2,593,068
	iShares U.S. Oil & Gas Exploration & Production ETF		126,980	7,719,114
	Market Vectors Gold Miners ETF		209,493	2,955,946
	PowerShares DB Commodity Index Tracking Fund (I)		858,564	13,470,869
	PowerShares DB Energy Fund (I)		752,905	11,135,465
	PowerShares DB Gold Fund (I)		286,021	10,654,282
	Vanguard Information Technology ETF		25,917	2,652,346
	Vanguard REIT ETF		61,146	4,526,638
	Yield (%)		Shares	Value
Short-term investments 2.3%
(Cost $25,564,491)
Money market funds 2.3%				25,564,491
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	25,564,491	$25,564,491
Total investments (Cost $1,119,913,981)† 99.8%				$1,080,772,108
Other assets and liabilities, net 0.2%				$1,991,204
Total net assets 100.0%				$1,082,763,312

12SEE NOTES TO FINANCIAL STATEMENTS

Percentages are based upon net assets
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing security.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,122,285,874. Net unrealized depreciation aggregated $41,513,766, of which $7,838,402 related to appreciated investment securities and $49,352,168 related to depreciated investment securities.

Affiliated Underlying Funds' Subadvisors
Deutsche Investment Management Americas Inc.	(Deutsche)
First Quadrant, L.P.	(First Quadrant)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
Robeco Investment Management, Inc.	(Robeco)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

SEE NOTES TO FINANCIAL STATEMENTS13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments, at value (Cost $152,772,169)	$143,137,307
Investments in affiliated funds, at value (Cost $967,141,812)	937,634,801
Total investments, at value (Cost $1,119,913,981)	1,080,772,108
Cash	32,268
Cash held at broker for futures contracts	267,604
Cash segregated at custodian for derivative contracts	400,000
Receivable for investments sold	70,657
Receivable for fund shares sold	4,729,505
Dividends receivable	785,844
Receivable for futures variation margin	70,589
Receivable due from advisor	11,019
Other receivables and prepaid expenses	71,395
Total assets	1,087,210,989
Liabilities
Payable for investments purchased	1,320,825
Payable for forward foreign currency exchange contracts	481,211
Payable for fund shares repurchased	2,410,717
Payable to affiliates
Accounting and legal services fees	10,560
Transfer agent fees	110,252
Distribution and service fees	1,111
Other liabilities and accrued expenses	113,001
Total liabilities	4,447,677
Net assets	$1,082,763,312
Net assets consist of
Paid-in capital	$1,133,093,715
Undistributed net investment income	3,872,945
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(14,855,469)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(39,347,879)
Net assets	$1,082,763,312

14SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($404,298,084 ÷ 28,635,599 shares)[1]	$14.12
Class C ($134,657,557 ÷ 9,535,135 shares)[1]	$14.12
Class I ($531,602,711 ÷ 37,580,433 shares)	$14.15
Class R2 ($2,477,818 ÷ 175,622 shares)	$14.11
Class R4 ($344,148 ÷ 24,320 shares)	$14.15
Class R6 ($9,382,994 ÷ 663,057 shares)	$14.15
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.86

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF OPERATIONS   For the year ended 8-31-15

Investment income
Income distributions received from affiliated underlying funds	$18,889,054
Dividends	3,717,552
Total investment income	22,606,606
Expenses
Investment management fees	2,797,527
Distribution and service fees	2,914,250
Accounting and legal services fees	143,538
Transfer agent fees	1,427,119
Trustees' fees	16,220
State registration fees	186,122
Printing and postage	110,377
Professional fees	81,350
Custodian fees	16,943
Registration and filing fees	16,258
Expense recapture	16,999
Other	13,810
Total expenses	7,740,513
Less expense reductions	(1,781,995)
Net expenses	5,958,518
Net investment income	16,648,088
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(16,385,545)
Investments in affiliated issuers	(16,319,744)
Capital gain distributions received from unaffiliated underlying funds	125,883
Capital gain distributions received from affiliated underlying funds	28,932,902
Futures contracts	130,313
(3,516,191)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(8,742,084)
Investments in affiliated issuers	(56,197,408)
Futures contracts	275,206
(64,664,286)
Net realized and unrealized loss	(68,180,477)
Decrease in net assets from operations	($51,532,389)

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income	$16,648,088	$9,504,322
Net realized gain (loss)	(3,516,191)	35,821,003
Change in net unrealized appreciation (depreciation)	(64,664,286)	17,896,113
Increase (decrease) in net assets resulting from operations	(51,532,389)	63,221,438
Distributions to shareholders
From net investment income
Class A	(5,938,677)	(3,755,819)
Class C	(886,660)	(229,591)
Class I	(9,573,476)	(3,925,223)
Class R2	(20,095)	(6,836)
Class R4	(3,908)	(960)
Class R6	(149,493)	(27,466)
From net realized gain
Class A	(13,144,895)	(5,496,720)
Class C	(4,444,671)	(1,629,544)
Class I	(17,398,343)	(4,232,075)
Class R2	(54,725)	(13,081)
Class R4	(8,553)	(1,339)
Class R6	(242,975)	(31,144)
Total distributions	(51,866,471)	(19,349,798)
From fund share transactions	(64,412,172)	475,911,528
Total increase (decrease)	(167,811,032)	519,783,168
Net assets
Beginning of year	1,250,574,344	730,791,176
End of year	$1,082,763,312	$1,250,574,344
Undistributed net investment income	$3,872,945	$3,722,520

SEE NOTES TO FINANCIAL STATEMENTS17

Financial highlights

Class A Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$15.35	$14.68	$14.32	$14.02	$13.72
Net investment income[1,2]	0.19	0.14	0.16	0.22	0.21
Net realized and unrealized gain (loss) on investments	(0.81)	0.86	0.42	0.47	0.92
Total from investment operations	(0.62)	1.00	0.58	0.69	1.13
Less distributions
From net investment income	(0.19)	(0.14)	(0.14)	(0.15)	(0.20)
From net realized gain	(0.42)	(0.19)	(0.08)	(0.24)	(0.63)
Total distributions	(0.61)	(0.33)	(0.22)	(0.39)	(0.83)
Net asset value, end of period	$14.12	$15.35	$14.68	$14.32	$14.02
Total return (%)[3,4]	(4.14)	6.88	4.10	5.12	8.16
Ratios and supplemental data
Net assets, end of period (in millions)	$404	$484	$329	$111	$31
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.70	0.72	0.76	0.97	1.68
Expenses including reductions[5]	0.56	0.60	0.65	0.73	0.63
Net investment income[2]	1.29	0.96	1.09	1.62	1.44
Portfolio turnover (%)	45	26	22	34	90

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.12%-2.83%, 0.68%-2.70%, 0.71%-1.29%, 0.73%-1.43% and 0.74%-1.37% for the years ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.

18SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11	[1]
Per share operating performance
Net asset value, beginning of period	$15.35	$14.68	$14.32	$14.03	$14.50
Net investment income[2,3]	0.09	0.04	0.05	0.11	0.02
Net realized and unrealized gain (loss) on investments	(0.82)	0.85	0.43	0.48	(0.49)
Total from investment operations	(0.73)	0.89	0.48	0.59	(0.47)
Less distributions
From net investment income	(0.08)	(0.03)	(0.04)	(0.06)	—
From net realized gain	(0.42)	(0.19)	(0.08)	(0.24)	—
Total distributions	(0.50)	(0.22)	(0.12)	(0.30)	—
Net asset value, end of period	$14.12	$15.35	$14.68	$14.32	$14.03
Total return (%)[4,5]	(4.83)	6.13	3.38	4.32	(3.24	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$135	$162	$109	$34	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	1.41	1.43	1.48	1.66	3.03	[8]
Expenses including reduction[7]	1.26	1.31	1.37	1.42	1.27	[8]
Net investment income[3]	0.59	0.25	0.36	0.83	0.58	[8]
Portfolio turnover (%)	45	26	22	34	90	[9]

1	The inception date for Class C shares is 6-14-11.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.12%-2.83%, 0.68%- 2.70%, 0.71%-1.29%, 0.73%-1.43% and 0.74%-1.37% for the years ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

SEE NOTES TO FINANCIAL STATEMENTS19

Class I Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11	[1]
Per share operating performance
Net asset value, beginning of period	$15.37	$14.70	$14.34	$14.06	$14.21
Net investment income[2,3]	0.24	0.19	0.21	0.26	0.16
Net realized and unrealized gain (loss) on investments	(0.81)	0.85	0.43	0.48	(0.31)
Total from investment operations	(0.57)	1.04	0.64	0.74	(0.15)
Less distributions
From net investment income	(0.23)	(0.18)	(0.20)	(0.22)	—
From net realized gain	(0.42)	(0.19)	(0.08)	(0.24)	—
Total distributions	(0.65)	(0.37)	(0.28)	(0.46)	—
Net asset value, end of period	$14.15	$15.37	$14.70	$14.34	$14.06
Total return (%)[4]	(3.80)	7.21	4.47	5.48	(1.06	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$532	$592	$290	$83	$3
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.39	0.40	0.39	0.57	1.42	[7]
Expenses including reductions[6]	0.24	0.28	0.28	0.33	0.30	[7]
Net investment income[3]	1.63	1.24	1.42	1.90	1.74	[7]
Portfolio turnover (%)	45	26	22	34	90	[8]

1	The inception date for Class I shares is 12-31-10.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.12%-2.83%, 0.68%-2.70%, 0.71%-1.29%, 0.73%-1.43% and 0.74%-1.37% for the years ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

20SEE NOTES TO FINANCIAL STATEMENTS

Class R2 Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	[1]
Per share operating performance
Net asset value, beginning of period	$15.33	$14.66	$14.30	$14.21
Net investment income[2,3]	0.14	0.10	0.11	0.09
Net realized and unrealized gain (loss) on investments	(0.79)	0.87	0.45	—	[4]
Total from investment operations	(0.65)	0.97	0.56	0.09
Less distributions
From net investment income	(0.15)	(0.11)	(0.12)	—
From net realized gain	(0.42)	(0.19)	(0.08)	—
Total distributions	(0.57)	(0.30)	(0.20)	—
Net asset value, end of period	$14.11	$15.33	$14.66	$14.30
Total return (%)[5]	(4.31)	6.67	3.94	0.63	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.02	2.20	7.89	16.91	[9]
Expenses including reductions[8]	0.69	0.82	0.82	0.81	[9]
Net investment income[3]	1.02	0.65	0.74	1.29	[9]
Portfolio turnover (%)	45	26	22	34	[10]

1	The inception date for Class R2 shares is 3-1-12
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.12%-2.83%, 0.68%-2.70% 0.71%-1.29% and 0.73%-1.43% for the years ended 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS21

Class R4 Shares Period ended	8-31-15	8-31-14	8-31-13	[1]
Per share operating performance
Net asset value, beginning of period	$15.36	$14.69	$14.50
Net investment income[2,3]	0.20	0.13	0.02
Net realized and unrealized gain (loss) on investments	(0.80)	0.87	0.17
Total from investment operations	(0.60)	1.00	0.19
Less distributions
From net investment income	(0.19)	(0.14)	—
From net realized gain	(0.42)	(0.19)	—
Total distributions	(0.61)	(0.33)	—
Net asset value, end of period	$14.15	$15.36	$14.69
Total return (%)[4]	(3.99)	6.92	1.31	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	2.23	13.79	15.62	[8]
Expenses including reductions[7]	0.40	0.57	0.57	[8]
Net investment income[3]	1.44	0.89	0.70	[8]
Portfolio turnover (%)	45	26	22	[9]

1	The inception date for Class R4 shares is 6-27-13.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.12%-2.83%, 0.68%-2.70%, and 0.71%-1.29% for the years ended 8-31-15, 8-31-14 and 8-31-13, respectively.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

22SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12 [1]
Per share operating performance
Net asset value, beginning of period	$15.39	$14.70	$14.34	$14.06
Net investment income[2,3]	0.24	0.18	0.22	0.30
Net realized and unrealized gain (loss) on investments	(0.81)	0.88	0.41	0.44
Total from investment operations	(0.57)	1.06	0.63	0.74
Less distributions
From net investment income	(0.25)	(0.18)	(0.19)	(0.22)
From net realized gain	(0.42)	(0.19)	(0.08)	(0.24)
Total distributions	(0.67)	(0.37)	(0.27)	(0.46)
Net asset value, end of period	$14.15	$15.39	$14.70	$14.34
Total return (%)[4]	(3.74)	7.29	4.41	5.48
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$10	$2	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.34	0.83	1.42	18.25
Expenses including reductions[6]	0.13	0.19	0.35	0.34
Net investment income[3]	1.66	1.22	1.50	2.12
Portfolio turnover (%)	45	26	22	34

1	The inception date for Class R6 shares is 9-1-11.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Less than $500,000.
6	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.12%-2.83%, 0.68%-2.70%, 0.71%-1.29% and 0.73%-1.43%, for the years ended 8-31-15, 8-31-14, 8-31-13 and 8-31-12, respectively.

SEE NOTES TO FINANCIAL STATEMENTS23

Notes to financial statements

Note 1 — Organization

John Hancock Alternative Asset Allocation Fund is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund operates as a "fund of funds," investing in Class NAV shares of affiliated underlying funds of the Trust and other funds in the John Hancock funds complex and other permitted investments, including other affiliated funds.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective net asset values each business day. Equity securities, including ETFs, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the

24

inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

All investments are categorized as Level 1 under the hierarchy described above, except for forward foreign currency contracts, which are categorized as Level 2.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2015 were $1,382. For the year ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Through December 31, 2014, class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

25

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2015, the fund has a short-term capital loss carryforward of $7,033,868 and a long-term capital loss carryforward of $5,168,100 available to offset future net realized capital gains. These carryforwards as of August 31, 2015 do not expire.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

The tax character of distributions for the years ended August 31, 2015 and 2014 was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$27,052,249	$15,238,324
Long-term capital gains	24,814,222	4,111,474
Total	$51,866,471	$19,349,798

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis consisted of $3,391,733 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, partnerships and foreign currency transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the

26

ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying the fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to the fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member.

Margin requirements for exchange-traded derivatives are set by the broker. Margin for exchange-traded transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2015, the fund used futures contracts to manage against anticipated changes in securities markets. The fund held futures contracts with notional values ranging up to $6.4 million as measured at each quarter end. The following table summarizes the contracts held at August 31, 2015:

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value	Unrealized appreciation (depreciation)
MSCI Singapore Index Futures	29	Short	Sep 2015	($1,321,262)	($1,327,664)	($6,402)
S&P 500 Index E-Mini Futures	52	Short	Sep 2015	(5,402,762)	(5,119,920)	282,842
						$276,440

*Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

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The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended August 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exposure. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging up to $18.5 million as measured at each quarter end. The following table summarizes the contracts held at August 31, 2015:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	510,496	USD	580,000	State Street Bank and Trust Company	9/30/2015	($6,913)	($6,913)
JPY	80,789,400	USD	675,000	State Street Bank and Trust Company	9/30/2015	(8,300)	(8,300)
USD	8,582,769	EUR	7,878,292	Deutsche Bank AG London	9/30/2015	(261,461)	(261,461)
USD	8,679,393	JPY	1,076,537,280	State Street Bank and Trust Company	9/30/2015	(204,537)	(204,537)
						($481,211)	($481,211)

Currency abbreviation
USD	U.S. Dollar
EUR	Euro
JPY	Japanese Yen

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Equity	Receivable/payable for futures	Futures†	$276,440	—
Foreign exchange	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	—	($481,211)
			$276,440	($481,211)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

Risk	Statement of operations location	Futures contracts	Investments and foreign currency translations*	Total
Equity	Net realized gain (loss)	$130,313	—	$130,313
Foreign exchange	Net realized gain (loss)	—	$526,119	$526,119
Total		$130,313	$526,119	$656,432

* Realized gain/loss associated with forward foreign currency contracts is included in the caption Investments in unaffiliated issuers and foreign currency transactions on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

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Risk	Statement of operations location	Futures contracts	Investments and translation of assets and liabilities in foreign currencies*	Total
Equity	Change in unrealized appreciation (depreciation)	$275,206	—	$275,206
Foreign exchange	Change in unrealized appreciation (depreciation)	—	($481,211)	($481,211)
Total		$275,206	($481,211)	($206,005)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a daily management fee for its services to the fund. The fund pays a daily management fee equivalent, on an annual basis, to: (a) a 0.100% fee on assets invested in Affiliated Fund Assets on the first $5.0 billion, and (b) a 0.075% fee on assets invested in Affiliated Fund Assets over $5.0 billion and (a) a 0.550% fee on assets invested in Other Assets on the first $5.0 billion, and (b) a 0.525% fee on assets invested in Other Assets over $5.0 billion. Affiliated Fund Assets are funds of the Trust, John Hancock Variable Insurance Trust or John Hancock Funds III. The Advisor has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, both indirectly owned subsidiaries of MFC and affiliates of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Prior to January 1, 2015, the fund had an investment management agreement with the Advisor under which the fund paid the Advisor a daily management fee for its services to the fund. The fund paid a daily management fee equivalent, on an annual basis, to: (a) a 0.150% fee on assets invested in Affiliated Fund Assets on the first $500 million, (b) a 0.125% fee assets invested in Affiliated Fund Assets on the next $500 million and (c) a 0.100% fee on assets invested in Affiliated Fund Assets over $1 billion and (a) a 0.600% fee on assets invested in Other Assets on the first $500 million, (b) a 0.575% fee assets invested in Other Assets on the next $500 million and (c) a 0.550% fee on assets invested in Other Assets over $1 billion.

The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective January 1, 2015, the Advisor has contractually agreed to reduce its management fee by 0.05% of the fund's average daily net assets up to $5 billion, and by 0.025% of the fund's average daily net assets over $5 billion. The current

29

expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level expenses such as advisory fees, acquired fund fees, taxes, brokerage commissions, interest expense, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business for Class R2, Class R4, and Class R6 shares, to the extent that the above expenses for each class exceed 0.67%, 0.42%, and 0.00%, respectively, of the average net assets attributable to each respective class. The fee waiver and/or reimbursements will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agrees to waive its advisory fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.60% of the fund's average annual net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

Effective January 1, 2015, the Advisor has voluntarily agreed to waive and/or reimburse all blue sky fees and printing and postage of the fund until December 31, 2015.

For the year ended August 31, 2015, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$662,288	Class R4	$5,723
Class C	222,997	Class R6	20,507
Class I	862,293	Total	$1,781,673
Class R2	7,865

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 0.08% of the fund's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2015:

Class	Amount recovered by class
Class A	$6,286
Class C	2,117
Class I	8,431
Class R2	26
Class R4	3
Class R6	136
Total	$16,999

Effective October 1, 2014, the expense recapture program has been terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

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Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $322 for Class R4 shares for the year ended August 31, 2015.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $484,164 for the year ended August 31, 2015. Of this amount, $79,766 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $398,884 was paid as sales commissions to broker-dealers and $5,514 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, CDSCs received by the Distributor amounted to $1,029 and $25,910 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$1,366,925	$567,255	$23,781	$12,385
Class C	1,534,908	191,059	10,488	3,889
Class I	—	666,918	17,935	7,763
Class R2	11,345	360	5,366	86
Class R4	1,072	50	5,138	31
Class R6	—	1,477	5,148	129
Total	$2,914,250	$1,427,119	$67,856	$24,283

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Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period ended January 1, 2015 to August 31, 2015, state registration fees and printing and postage amounted to $118,266 and $86,094, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	10,552,233	$154,457,629	19,731,449	$295,985,103
Distributions reinvested	1,318,244	18,824,526	621,040	9,154,128
Repurchased	(14,777,977)	(214,671,467)	(11,253,664)	(170,068,876)
Net increase (decrease)	(2,907,500)	($41,389,312)	9,098,825	$135,070,355
Class C shares
Sold	1,836,054	$27,060,813	4,664,643	$70,177,255
Distributions reinvested	340,183	4,881,628	112,793	1,671,586
Repurchased	(3,182,963)	(46,288,267)	(1,630,632)	(24,507,471)
Net increase (decrease)	(1,006,726)	($14,345,826)	3,146,804	$47,341,370
Class I shares
Sold	23,467,918	$345,326,607	24,400,237	$368,508,227
Distributions reinvested	1,553,751	22,187,557	412,067	6,069,754
Repurchased	(25,959,121)	(377,037,947)	(6,024,430)	(90,476,164)
Net increase (decrease)	(937,452)	($9,523,783)	18,787,874	$284,101,817
Class R2 shares
Sold	106,982	$1,551,771	102,458	$1,530,361
Distributions reinvested	4,246	60,635	923	13,609
Repurchased	(49,964)	(723,250)	(30,670)	(463,925)
Net increase	61,264	$889,156	72,711	$1,080,045
Class R4 shares
Sold	18,154	$265,864	8,674	$129,373
Distributions reinvested	581	8,297	—	—
Repurchased	(9,242)	(132,224)	(744)	(11,159)
Net increase	9,493	$141,937	7,930	$118,214
Class R6 shares
Sold	234,334	$3,410,510	548,691	$8,376,666
Distributions reinvested	27,169	387,707	3,802	56,011
Repurchased	(270,452)	(3,982,561)	(15,348)	(232,950)
Net increase (decrease)	(8,949)	($184,344)	537,145	$8,199,727
Total net increase (decrease)	(4,789,870)	($64,412,172)	31,651,289	$475,911,528

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $531,049,614 and $626,039,344, respectively, for the year ended August 31, 2015.

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Note 8 — Investment in affiliated underlying funds

The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying fund's net assets. At August 31, 2015, the fund held 5% or more of the net assets of the underlying funds shown below:

Fund	Underlying fund's net assets
John Hancock Funds Enduring Equity Fund	31.3%
John Hancock Funds II Redwood Fund	23.2%
John Hancock Funds Seaport Fund	14.8%
John Hancock Funds II Global Absolute Return Strategies Fund	11.3%
John Hancock Funds II Global Income Fund	8.5%
John Hancock Funds II Short Duration Credit Opportunities Fund	8.4%
John Hancock Funds II Absolute Return Currency Fund	8.1%
John Hancock Funds II Technical Opportunities Fund	7.4%
John Hancock Funds II Global Real Estate Fund	5.7%

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Absolute Return Currency	17,996,286	3,894,874	(11,335,341)	10,555,819	—	$5,105,822	($9,950,097)	$93,841,229
Emerging Markets	1,262,045	898,676	(2,160,721)	—	$242,214	—	(516,384)	—
Enduring Equity	3,667,287	2,944,618	(2,010,960)	4,600,945	1,310,184	—	47,813	47,113,673
Global Absolute Return Strategies	14,064,479	2,230,840	(3,798,401)	12,496,918	7,780,952	—	1,710,354	138,590,817
Global Income	8,167,609	326,757	(4,003,599)	4,490,767	2,196,550	—	(3,203,679)	40,910,892
Global Real Estate	2,685,374	781,896	(1,601,502)	1,865,768	639,682	—	2,151,803	16,418,758
Natural Resources	1,686,037	820,933	(1,732,281)	774,689	58,093	—	(5,974,876)	8,351,147
Real Return Bond	1,661,086	331,338	(297,394)	1,695,030	242,214	—	(516,384)	18,662,280
Redwood	13,535,759	4,980,743	(6,652,173)	11,864,329	—	8,891,730	1,167,677	128,490,682
Seaport	5,743,186	6,318,616	(2,615,301)	9,446,501	—	—	1,662,514	103,155,795
Short Duration Credit Opportunities	15,471,809	2,446,454	(5,453,729)	12,464,534	3,801,610	—	(2,578,673)	119,659,531
Strategic Income Opportunities	6,229,069	6,381,528	(2,007,605)	10,602,992	2,859,768	—	22,632	114,406,277
Technical Opportunities	4,181,380	2,368,500	(2,310,579)	4,239,301	—	10,167,404	223,250	59,223,030
					$19,131,267	$24,164,956	($15,754,050)	$888,824,111

Note 9 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the year ended August 31, 2015, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Touchstone Merger Arbitrage Fund	4,547,632	1,176,634	(1,153,977)	4,570,289	—	$229,165	($240,326)	$48,810,690

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AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Alternative Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Alternative Asset Allocation Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers and transfer agent and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $24,814,222 in capital gain dividends.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreements (the Subadvisory Agreements) with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisors) for John Hancock Alternative Asset Allocation Fund (the fund). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisors, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisors, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisors with respect to the fund. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index for the one- and three-year periods ended December 31, 2014. The Board also noted that the fund underperformed the peer group average for the one-year period ended December

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31, 2014 and outperformed its peer group average for the three-year period ended December 31, 2014. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group for the three-year period. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are equal to the peer group median and total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor pays the subadvisory fees. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisors' services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the fund, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the fund, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund and those of its underlying funds.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

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(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisors are affiliates of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fees for the fund are paid by the Advisor;
(k)	with respect to the fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the affiliated underlying funds in which the funds may invest; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisors) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) with respect to the John Hancock underlying portfolios in which the fund invests (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The funds that are not participating portfolios are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust. The funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the participating portfolios, which are subject to the reimbursement;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to the Subadvisors' business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fees for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, including the Subadvisors' respective Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to each Subadvisor's compensation program. The Board

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reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor's compliance program and any disciplinary history. The Board also considered each Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with each Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the fund, the Board noted that the fees under each Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and its affiliates may receive from the Subadvisors' relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisors. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund and compared them to fees charged by the Subadvisors to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor's focus on the Subadvisors' performance. The Board also noted the Subadvisors' long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1)	the Subadvisors have extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.

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In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisors for the fund and concluded that the subadvisory fee to be paid to the Subadvisors with respect to the fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolio of the fund and the additional services are necessary because of the differences between the investment policies, strategies and techniques of the fund and those of its underlying portfolios.

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

46

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250802	345A 8/15 10/15

John Hancock

Emerging Markets Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Emerging Markets Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
21	Financial highlights
26	Notes to financial statements
36	Auditor's report
37	Tax information
38	Continuation of investment advisory and subadvisory agreements
44	Trustees and Officers
48	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Emerging-market equities declined amid a challenging macroeconomic environment

Emerging-market indexes posted sharply negative returns as oil prices plunged and prices of most commodities weakened.

Small- and micro-cap holdings helped to limit the fund's negative return somewhat

While the fund and the benchmark both posted sharply negative returns, the fund's result was mitigated somewhat by the modestly better relative performance of its small- and micro-cap holdings, which had very little representation in the benchmark.

Holdings in China negatively affected relative results, while India contributed to relative performance

The fund's relatively low weight in Chinese equities detracted from relative results, as the Chinese market performed somewhat better than the benchmark, while relative results were aided by the fund's relatively higher weighting in India, a market that also outperformed.

SECTOR COMPOSITION AS OF 8/31/15 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Value stocks may decline in price. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Currency transactions and valuations are affected by fluctuations in exchange rates. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Hedging, derivatives, and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Joseph H. Chi, CFA, Dimensional Fund Advisors LP

Joseph H. Chi, CFA
Portfolio Manager
Dimensional Fund Advisors LP

The fund's benchmark, the MSCI Emerging Markets Index, fell sharply during the 12-month period. Can you describe the market environment?

The chief factors that weighed on most emerging-market equities during the period were a roughly 50% decline in oil prices, low prices for commodities generally, and concerns about the strength of economies in many emerging markets, chiefly China, Russia, and Brazil.

Currency issues were also a negative factor during the period; the U.S. dollar strengthened against most emerging-market currencies, especially Russia's ruble and Brazil's real. This had a negative impact on the dollar-denominated investment returns of emerging-market equities.

While returns were broadly negative across the emerging-market equity universe, small-cap stocks, as represented by the MSCI Emerging Markets Small Cap Index, outperformed large caps and mid caps, as represented by the MSCI Emerging Markets Index, which primarily includes large caps and mid caps. At the valuation level within emerging markets, relatively low-priced value equities underperformed their growth-oriented counterparts. The magnitude of value stocks' underperformance was most pronounced among large caps. At the sector level, healthcare was the top performer within emerging-market equities, while energy was the weakest. Among the five largest country components of the benchmark, equity markets in China, Taiwan, South Africa, and India outperformed, while the South Korean market underperformed.

Did this environment affect the portfolio team's management of the fund?

No matter what the economic or financial environment, we continued to pursue a disciplined approach to identify securities for purchase or sale in the fund. As a result of our diversified investment approach, the performance of the fund's portfolio of more than 3,000 equity holdings is determined principally by broad trends in emerging-market equities rather than the behavior of a limited group of securities in a particular industry, country, or asset class. We seek long-term capital appreciation primarily in emerging-market securities, which may include frontier markets (emerging-market countries at an earlier stage of development). We also seek to purchase emerging-market equity securities across all market capitalizations, with high exposure relative to

4

"While returns were broadly negative across the emerging-market equity universe, small-cap stocks... outperformed large caps and mid caps..."
the benchmark to areas of the market that have historically generated higher returns over the long term. This approach results in the fund broadly maintaining relatively high weightings in securities of small-cap issuers and in value stocks, generally meaning those that have a low relative price in relation to their book value. In the weightings of individual positions, we also place greater emphasis on companies with higher profitability.

At the market capitalization level, how did differences in the fund's holdings relative to the benchmark affect fund performance during the challenging market environment of the past 12 months?

The fund had high weightings in small- and micro-cap stocks relative to the benchmark, which is primarily made up of large- and mid-cap stocks. While the fund's return was negative, these market capitalization differences contributed positively to relative performance overall, as the fund's small- and micro-cap holdings performed somewhat better than the benchmark.

On the basis of value versus growth stocks, what impact did the fund's relatively high weight in value stocks have on performance?

While the contribution from the high weightings in small- and micro-cap stocks was a more significant factor overall, the fund's relatively high weight in value stocks detracted from relative results. This negative impact was more significant among large caps than among small caps, as the

TOP 10 HOLDINGS AS OF 8/31/15 (%)

Samsung Electronics Company, Ltd.	3.0
Taiwan Semiconductor Manufacturing Company, Ltd.	1.9
China Mobile, Ltd., ADR	1.1
Hon Hai Precision Industry Company, Ltd.	1.0
Tencent Holdings, Ltd.	1.0
MTN Group, Ltd.	1.0
Industrial & Commercial Bank of China, Ltd., H Shares	0.7
China Construction Bank Corp., H Shares	0.7
Itau Unibanco Holding SA	0.5
Naspers, Ltd.	0.5
TOTAL	11.4
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"Despite posting a negative result overall, the Indian equity market performed somewhat better than the benchmark. The fund's positioning there was a positive factor ..."
underperformance of value stocks was proportionally larger at the large-cap level than it was as the small-cap level.

How did the fund's country weights affect performance?

Despite posting a negative return overall, the Indian equity market performed somewhat better than the benchmark. The fund's positioning there was a positive factor, both in terms of its relatively high allocation to India and with respect to differences in the composition of the fund's Indian holdings relative to the benchmark. The Taiwanese market generated somewhat better results than the benchmark. However, our investment process resulted in differences in the fund's Taiwanese holdings relative to the benchmark's Taiwanese component. These differences had a negative impact on performance. In China, the fund had a relatively low weight. This detracted from relative results, as the Chinese market outperformed, despite its negative overall return.

How was the fund positioned at the end of the period?

In keeping with our long-term investment approach, the fund generally held higher weights in low-relative-price stocks and equities with smaller market capitalizations, while emphasizing companies with higher profitability relative to the benchmark. As a result of this approach, the fund was

TOP 10 COUNTRIES AS OF 8/31/15 (%)

South Korea	15.4
Taiwan	14.6
India	12.4
China	9.4
South Africa	9.3
Brazil	7.7
Mexico	5.6
Hong Kong	4.6
Malaysia	4.1
Thailand	3.0
TOTAL	86.1
As a percentage of net assets.
Cash and cash equivalents are not included.

6

overweight in the materials, industrials, and consumer discretionary sectors and underweight in financials and energy. Relative to the benchmark, the fund also held higher weightings in India and Taiwan and lower weightings in China and Russia.

Were there any substantive changes in the fund's operations during the period?

Effective August 10, 2015, Allen Pu, CFA, Ph.D., and Bhanu P. Singh were named as portfolio managers of the fund, and Henry F. Gray and Karen E. Umland, CFA, no longer serve as portfolio managers of the fund. Joseph H. Chi, CFA, and Jed S. Fogdall continue to serve as portfolio managers of the fund.

MANAGED BY

Joseph H. Chi, CFA On the fund since 2010 Investing since 1999
Jed S. Fogdall On the fund since 2010 Investing since 2004
Allen Pu, CFA, Ph.D. On the fund since 2015 Investing since 2002
Bhanu P. Singh On the fund since 2015 Investing since 2003

The views expressed in this report are exclusively those of Joseph H. Chi, CFA, Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A2	-26.78	-3.31	-0.33	-15.48	-2.76
Class C2	-24.34	-3.04	-0.47	-14.29	-3.83
Class I2,3	-22.68	-1.92	0.69	-9.26	5.90
Class R6[2,3]	-22.54	-1.86	0.74	-8.98	6.30
Class NAV[3]	-22.59	-1.76	0.84	-8.52	7.23
Index†	-22.67	-0.59	0.72	-2.90	6.12

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.53	2.21	1.20	1.10	1.08
Net (%)	1.53	2.21	1.20	1.08	1.08

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	5-1-07	9,617	9,617	10,612
Class I2,3	5-1-07	10,590	10,590	10,612
Class R6[2,3]	5-1-07	10,630	10,630	10,612
Class NAV[3]	5-1-07	10,723	10,723	10,612

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 5-1-07.
2	Class A shares and Class I shares were first offered on 3-31-11; Class R6 shares were first offered on 9-1-11; Class C shares were first offered on 6-27-14. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, Class R6, and Class C shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$839.70	$6.77	1.46%
Class C	1,000.00	835.60	10.87	2.35%
Class I	1,000.00	840.50	5.29	1.14%
Class R6	1,000.00	842.10	4.78	1.03%
Class NAV	1,000.00	841.40	4.83	1.04%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.80	$7.43	1.46%
Class C	1,000.00	1,013.40	11.93	2.35%
Class I	1,000.00	1,019.50	5.80	1.14%
Class R6	1,000.00	1,020.00	5.24	1.03%
Class NAV	1,000.00	1,020.00	5.30	1.04%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

Summary of fund's investments as of 8-31-15
(showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

	Shares	Value	% of Net Assets
Common stocks 97.6%		$1,966,743,395
(Cost $2,154,118,087)
Australia 0.0%		256,043	0.0%
Brazil 6.2%		125,725,357	6.2%
Ambev SA	1,030,700	5,425,410	0.3%
Ambev SA, ADR	1,376,891	7,256,216	0.4%
Banco Bradesco SA	333,801	2,316,675	0.1%
Banco Bradesco SA, ADR	124,166	790,937	0.0%
BRF SA	212,400	4,071,539	0.2%
BRF SA, ADR	198,233	3,776,339	0.2%
Itau Unibanco Holding SA	165,678	1,146,196	0.1%
Itau Unibanco Holding SA, ADR	423,685	3,101,374	0.2%
Petroleo Brasileiro SA (I)	65,083	190,584	0.0%
Petroleo Brasileiro SA, ADR (I)(L)	629,013	3,170,226	0.2%
Petroleo Brasileiro SA, ADR (I)(L)	453,915	2,659,942	0.1%
Ultrapar Participacoes SA	107,702	1,884,893	0.1%
Ultrapar Participacoes SA, ADR	195,658	3,416,189	0.2%
OTHER SECURITIES		86,518,837	4.1%
Chile 1.6%		31,478,998	1.6%
Enersis SA	1,491,921	415,705	0.0%
Enersis SA, ADR	323,459	4,489,611	0.2%
OTHER SECURITIES		26,573,682	1.4%
China 9.4%		188,832,364	9.4%
Bank of China, Ltd., H Shares	16,979,075	7,733,406	0.4%
China Construction Bank Corp., H Shares	18,895,000	13,258,470	0.7%
CNOOC, Ltd.	6,101,000	7,647,396	0.4%
CNOOC, Ltd., ADR (L)	21,903	2,742,694	0.2%
Industrial & Commercial Bank of China, Ltd., H Shares	24,663,000	14,439,844	0.7%
PetroChina Company, Ltd., ADR	22,705	1,896,776	0.1%
PetroChina Company, Ltd., H Shares	4,520,000	3,765,296	0.2%
Ping An Insurance Group Company of China, Ltd., H Shares	1,358,000	6,632,161	0.3%
Tencent Holdings, Ltd.	1,186,400	19,868,658	1.0%
OTHER SECURITIES		110,847,663	5.4%
Colombia 0.5%		9,689,651	0.5%
Cyprus 0.0%		889,791	0.0%
Czech Republic 0.3%		5,761,297	0.3%
Egypt 0.1%		2,112,180	0.1%

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Greece 0.3%		$6,922,543	0.3%
Guernsey, Channel Islands 0.0%		179,578	0.0%
Hong Kong 4.6%		93,237,440	4.6%
China Mobile, Ltd.	409,500	4,925,508	0.3%
China Mobile, Ltd., ADR	358,226	21,429,079	1.1%
China Unicom Hong Kong, Ltd.	1,064,000	1,392,155	0.1%
China Unicom Hong Kong, Ltd., ADR (L)	277,036	3,626,401	0.2%
OTHER SECURITIES		61,864,297	2.9%
Hungary 0.3%		4,978,176	0.3%
India 12.4%		248,766,900	12.4%
Dr. Reddy's Laboratories, Ltd.	54,303	3,504,907	0.2%
Dr. Reddy's Laboratories, Ltd., ADR	34,550	2,248,169	0.1%
HCL Technologies, Ltd.	366,930	5,364,510	0.3%
HDFC Bank, Ltd.	518,287	9,106,148	0.5%
ICICI Bank, Ltd.	742,413	3,122,751	0.2%
ICICI Bank, Ltd., ADR	267,538	2,332,931	0.1%
Infosys, Ltd.	476,945	7,931,254	0.4%
Infosys, Ltd., ADR (L)	337,548	5,788,948	0.3%
ITC, Ltd.	1,153,189	5,647,205	0.3%
Mahindra & Mahindra, Ltd.	262,202	4,821,322	0.3%
Mahindra & Mahindra, Ltd., GDR	19,216	352,711	0.0%
Reliance Industries, Ltd.	390,781	5,039,655	0.3%
Sun Pharmaceutical Industries, Ltd.	369,806	4,913,538	0.3%
Tata Consultancy Services, Ltd.	223,209	8,637,278	0.4%
OTHER SECURITIES		179,955,573	8.7%
Indonesia 2.9%		58,461,510	2.9%
Bank Rakyat Indonesia Persero Tbk PT	8,334,400	6,309,785	0.3%
OTHER SECURITIES		52,151,725	2.6%
Luxembourg 0.0%		25,424	0.0%
Malaysia 4.1%		82,332,048	4.1%
Public Bank BHD	1,228,260	5,266,832	0.3%
OTHER SECURITIES		77,065,216	3.8%
Malta 0.2%		3,863,463	0.2%
Mexico 5.6%		111,725,707	5.6%
Alfa SAB de CV, Class A	2,844,550	5,679,651	0.3%
America Movil SAB de CV, Series L	9,527,383	8,718,929	0.4%
America Movil SAB de CV, Series L, ADR (L)	265,130	4,851,879	0.3%
Fomento Economico Mexicano SAB de CV	33,178	295,525	0.0%
Fomento Economico Mexicano SAB de CV, ADR	61,904	5,511,313	0.3%
Grupo Mexico SAB de CV, Series B	3,086,871	7,829,995	0.4%
Grupo Televisa SAB	703,885	4,301,397	0.2%
Grupo Televisa SAB, ADR	166,208	5,079,316	0.3%

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value	% of Net Assets
Mexico (continued)
Wal-Mart de Mexico SAB de CV	2,939,207	$7,089,527	0.4%
OTHER SECURITIES		62,368,175	3.0%
Netherlands 0.1%		1,068,533	0.1%
Peru 0.1%		2,730,055	0.1%
Philippines 1.8%		36,851,423	1.8%
Poland 2.0%		41,180,711	2.0%
Russia 1.1%		22,535,729	1.1%
Singapore 0.0%		77,579	0.0%
South Africa 9.3%		186,401,489	9.3%
Bidvest Group, Ltd.	221,636	5,328,742	0.3%
FirstRand, Ltd. (L)	1,809,281	7,219,236	0.4%
MTN Group, Ltd. (L)	1,430,179	19,082,871	1.0%
Naspers, Ltd.	74,741	9,675,123	0.5%
Sasol, Ltd. (L)	295,861	9,567,747	0.5%
Sasol, Ltd., ADR	113,719	3,725,434	0.2%
Standard Bank Group, Ltd.	530,558	5,844,159	0.3%
Steinhoff International Holdings, Ltd.	1,569,719	9,401,987	0.5%
OTHER SECURITIES		116,556,190	5.6%
South Korea 15.4%		310,275,282	15.4%
Hyundai Motor Company	57,017	7,175,796	0.4%
LG Display Company, Ltd.	78,594	1,548,703	0.1%
LG Display Company, Ltd., ADR (L)	373,128	3,738,743	0.2%
Samsung Electronics Company, Ltd.	64,428	59,284,871	3.0%
Samsung Electronics Company, Ltd., GDR	1,841	846,544	0.1%
Shinhan Financial Group Company, Ltd., ADR (L)	191,097	6,415,126	0.3%
SK Holdings Company, Ltd.	22,441	5,123,996	0.3%
SK Hynix, Inc.	257,009	7,778,984	0.4%
OTHER SECURITIES		218,362,519	10.6%
Spain 0.0%		419,291	0.0%
Taiwan 14.6%		294,066,298	14.6%
Hon Hai Precision Industry Company, Ltd.	7,043,499	20,051,195	1.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	9,655,000	37,565,758	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	478,584	9,514,250	0.5%
OTHER SECURITIES		226,935,095	11.2%
Thailand 3.0%		60,325,217	3.0%
PTT PCL	741,300	5,542,430	0.3%
OTHER SECURITIES		54,782,787	2.7%
Turkey 1.7%		35,126,083	1.7%
Ukraine 0.0%		447,235	0.0%

14SEE NOTES TO FINANCIAL STATEMENTS

			Shares	Value	% of Net Assets
Preferred securities 1.6%				$32,004,830
(Cost $68,458,648)
Brazil 1.5%				29,991,495	1.5%
Banco Bradesco SA			992,888	6,310,526	0.3%
Itau Unibanco Holding SA			1,406,855	10,299,311	0.5%
Petroleo Brasileiro SA (I)			112,856	285,979	0.0%
OTHER SECURITIES				13,095,679	0.7%
Chile 0.0%				659,960	0.0%
Colombia 0.1%				1,321,825	0.1%
Panama 0.0%				31,550	0.0%
			Par value	Value	% of Net Assets
Corporate bonds 0.0%				$143,477
(Cost $153,294)
India 0.0%				143,477	0.0%
			Shares	Value	% of Net Assets
Rights 0.0%				$25,915
(Cost $0)
Warrants 0.0%				$101,835
(Cost $0)
	Yield (%)		Shares	Value	% of Net Assets
Securities lending collateral 5.2%				$104,459,662
(Cost $104,460,098)
John Hancock Collateral Trust (W)	0.1436(Y	)	10,440,642	104,459,662	5.2%
Short-term investments 0.1%				$2,331,918
(Cost $2,331,918)
Money market funds 0.1%				2,331,918	0.1%
Total investments (Cost $2,329,522,045) † 104.5%				$2,105,811,032	104.5%
Other assets and liabilities, net (4.5%)				(91,524,303)	(4.5)%
Total net assets 100.0%				$2,014,286,729	100.0%

SEE NOTES TO FINANCIAL STATEMENTS15

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 8-31-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $2,348,857,862. Net unrealized depreciation aggregated $243,046,830, of which $373,193,023 related to appreciated investment securities and $616,239,853 related to depreciated investment securities.

16SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments in unaffiliated issuers, at value (Cost $2,225,061,947) including $97,816,875 of securities loaned	$2,001,351,370
Investments in affiliated issuers, at value (Cost $104,460,098)	104,459,662
Total investments, at value (Cost $2,329,522,045)	2,105,811,032
Foreign currency, at value (Cost $8,260,183)	8,066,298
Receivable for investments sold	13,786,533
Receivable for fund shares sold	3,068,524
Dividends and interest receivable	4,327,730
Receivable for securities lending income	98,265
Other receivables and prepaid expenses	83,294
Total assets	2,135,241,676
Liabilities
Foreign capital gains tax payable	946,422
Payable for investments purchased	13,545,793
Payable for fund shares repurchased	1,376,386
Payable upon return of securities loaned	104,488,134
Payable to affiliates
Accounting and legal services fees	20,427
Transfer agent fees	45,762
Trustees' fees	223
Other liabilities and accrued expenses	531,800
Total liabilities	120,954,947
Net assets	$2,014,286,729
Net assets consist of
Paid-in capital	$2,263,525,060
Undistributed net investment income	11,533,972
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(35,785,292)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(224,987,011)
Net assets	$2,014,286,729

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($400,572,477 ÷ 46,350,216 shares)[1]	$8.64
Class C ($1,097,516 ÷ 126,963 shares)[1]	$8.64
Class I ($12,883,822 ÷ 1,491,138 shares)	$8.64
Class R6 ($98,990 ÷ 11,459 shares)	$8.64
Class NAV ($1,599,633,924 ÷ 184,894,955 shares)	$8.65
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$9.09

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

18SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the year ended 8-31-15

Investment income
Dividends	$66,125,824
Securities lending	2,025,095
Interest	7,169
Less foreign taxes withheld	(7,763,512)
Total investment income	60,394,576
Expenses
Investment management fees	24,166,156
Distribution and service fees	1,195,078
Accounting and legal services fees	302,896
Transfer agent fees	537,932
Trustees' fees	34,521
State registration fees	121,825
Printing and postage	65,182
Professional fees	98,814
Custodian fees	2,002,186
Registration and filing fees	33,085
Expense recapture	19
Other	83,283
Total expenses	28,640,977
Less expense reductions	(320,148)
Net expenses	28,320,829
Net investment income	32,073,747
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	6,202,373 [1]
Investments in affiliated issuers	22,974
Futures contracts	90,694
6,316,041
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(613,302,623)[2]
Investments in affiliated issuers	(52,214)
(613,354,837)
Net realized and unrealized loss	(607,038,796)
Decrease in net assets from operations	($574,965,049)

1	Net of foreign taxes of $32,520.
2	Net of $269,506 increase in deferred foreign withholding taxes.

SEE NOTES TO FINANCIAL STATEMENTS19

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income	$32,073,747	$34,386,180
Net realized gain	6,316,041	21,191,978
Change in net unrealized appreciation (depreciation)	(613,354,837)	381,096,246
Increase (decrease) in net assets resulting from operations	(574,965,049)	436,674,404
Distributions to shareholders
From net investment income
Class A	(3,700,760)	(1,219,758)
Class C	(610)	—
Class I	(540,761)	(1,228,293)
Class R6	(1,985)	(2,072)
Class NAV	(32,634,062)	(40,776,992)
Total distributions	(36,878,178)	(43,227,115)
From fund share transactions	8,791,668	(38,986,592)
Total increase (decrease)	(603,051,559)	354,460,697
Net assets
Beginning of year	2,617,338,288	2,262,877,591
End of year	$2,014,286,729	$2,617,338,288
Undistributed net investment income	$11,533,972	$15,940,859

20SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11	[1]
Per share operating performance
Net asset value, beginning of period	$11.32	$9.58	$9.59	$10.65	$12.23
Net investment income[2]	0.10	0.16	0.09	0.11	0.10
Net realized and unrealized gain (loss) on investments	(2.68)	1.72	(0.03)	(1.10)	(1.68)
Total from investment operations	(2.58)	1.88	0.06	(0.99)	(1.58)
Less distributions
From net investment income	(0.10)	(0.14)	(0.07)	(0.06)	—
From net realized gain	—	—	—	(0.01)	—
Total distributions	(0.10)	(0.14)	(0.07)	(0.07)	—
Net asset value, end of period	$8.64	$11.32	$9.58	$9.59	$10.65
Total return (%)[3,4]	(22.90)	19.83	0.60	(9.25)	(12.92	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$401	$337	$32	$14	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49	1.56	1.74 [6]	1.96	2.26	[7]
Expenses including reductions	1.48	1.56	1.74	1.75	1.75	[7]
Net investment income	1.02	1.57	0.85	1.10	2.29	[7]
Portfolio turnover (%)	14 [8]	17	7	23	11	[9]

1	The inception date for Class A shares is 3-31-11.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
7	Annualized.
8	Excludes merger activity.
9	The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

SEE NOTES TO FINANCIAL STATEMENTS21

Class C Shares Period ended	8-31-15	8-31-14	[1]
Per share operating performance
Net asset value, beginning of period	$11.32	$10.86
Net investment income[2]	0.05	0.03
Net realized and unrealized gain (loss) on investments	(2.72)	0.43
Total from investment operations	(2.67)	0.46
Less distributions
From net investment income	(0.01)	—
Total distributions	(0.01)	—
Net asset value, end of period	$8.64	$11.32
Total return (%)[3,4]	(23.57)	4.24	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.23	11.75	[7]
Expenses including reductions	2.35	2.35	[7]
Net investment income	0.49	1.33	[7]
Portfolio turnover (%)	14 [8]	17	[9]

1	The inception date for Class C shares is 6-27-14.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Excludes merger activity.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

22SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11	[1]
Per share operating performance
Net asset value, beginning of period	$11.32	$9.59	$9.60	$10.67	$12.23
Net investment income[2]	0.10	0.12	0.13	0.11	0.13
Net realized and unrealized gain (loss) on investments	(2.65)	1.79	(0.01)	(1.06)	(1.69)
Total from investment operations	(2.55)	1.91	0.12	(0.95)	(1.56)
Less distributions
From net investment income	(0.13)	(0.18)	(0.13)	(0.11)	—
From net realized gain	—	—	—	(0.01)	—
Total distributions	(0.13)	(0.18)	(0.13)	(0.12)	—
Net asset value, end of period	$8.64	$11.32	$9.59	$9.60	$10.67
Total return (%)[3]	(22.68)	20.18	1.13	(8.87)	(12.76	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$51	$67	$126	$250
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	1.26	1.21	1.23	1.26	[5]
Expenses including reductions	1.19	1.25	1.21	—	—
Net investment income	1.00	1.14	1.29	1.11	2.99	[5]
Portfolio turnover (%)	14 [6]	17	7	23	11	[7]

1	The inception date for Class I shares is 3-31-11.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.
7	The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

SEE NOTES TO FINANCIAL STATEMENTS23

Class R6 Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12 [1]
Per share operating performance
Net asset value, beginning of period	$11.32	$9.59	$9.60	$10.68
Net investment income[2]	0.13	0.15	0.12	0.13
Net realized and unrealized gain (loss) on investments	(2.66)	1.76	—	(1.08)
Total from investment operations	(2.53)	1.91	0.12	(0.95)
Less distributions
From net investment income	(0.15)	(0.18)	(0.13)	(0.12)
From net realized gain	—	—	—	(0.01)
Total distributions	(0.15)	(0.18)	(0.13)	(0.13)
Net asset value, end of period	$8.64	$11.32	$9.59	$9.60
Total return (%)[3]	(22.54)	20.19	1.12	(8.80)
Ratios and supplemental data
Net assets, end of period (in millions)	— [4]	— [4]	— [4]	— [4]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.52	17.51	16.99	20.83
Expenses including reductions	1.06	1.21	1.22	1.22
Net investment income	1.32	1.40	1.18	1.33
Portfolio turnover (%)	14 [5]	17	7	23 [6]

1	The inception date for Class R6 shares is 9-1-11.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Less than $500,000.
5	Excludes merger activity.
6	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

24SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$11.34	$9.60	$9.61	$10.68	$10.82
Net investment income[1]	0.13	0.15	0.13	0.14	0.15
Net realized and unrealized gain (loss) on investments	(2.67)	1.79	—	(1.08)	0.61
Total from investment operations	(2.54)	1.94	0.13	(0.94)	0.76
Less distributions
From net investment income	(0.15)	(0.20)	(0.14)	(0.12)	(0.09)
From net realized gain	—	—	—	(0.01)	(0.81)
Total distributions	(0.15)	(0.20)	(0.14)	(0.13)	(0.90)
Net asset value, end of period	$8.65	$11.34	$9.60	$9.61	$10.68
Total return (%)[2]	(22.59)	20.46	1.25	(8.71)	6.13
Ratios and supplemental data
Net assets, end of period (in millions)	$1,600	$2,230	$2,163	$2,107	$2,099
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.08	1.08	1.07	1.07
Expenses including reductions	1.04	1.08	1.08	1.07	1.07
Net investment income	1.31	1.46	1.30	1.49	1.25
Portfolio turnover (%)	14 [3]	17	7	23	11

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS25

Notes to financial statements

Note 1 — Organization

John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

26

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$256,043	—	$256,043	—
Brazil	125,725,357	$125,725,357	—	—
Chile	31,478,998	9,232,550	22,246,448	—
China	188,832,364	13,803,179	171,708,223	$3,320,962
Colombia	9,689,651	9,689,651	—	—
Cyprus	889,791	—	889,791	—
Czech Republic	5,761,297	—	5,761,297	—
Egypt	2,112,180	1,839,785	272,395	—
Greece	6,922,543	919	6,921,624	—
Guernsey, Channel Islands	179,578	—	179,578	—
Hong Kong	93,237,440	25,055,480	65,662,999	2,518,961
Hungary	4,978,176	—	4,978,176	—
India	248,766,900	13,036,018	235,290,409	440,473
Indonesia	58,461,510	2,960,180	55,495,742	5,588
Luxembourg	25,424	25,424	—	—
Malaysia	82,332,048	—	82,332,048	—
Malta	3,863,463	—	3,863,463	—
Mexico	111,725,707	111,642,652	—	83,055
Netherlands	1,068,533	1,068,533	—	—
Peru	2,730,055	2,730,055	—	—
Philippines	36,851,423	—	36,850,219	1,204
Poland	41,180,711	—	41,180,711	—
Russia	22,535,729	456,608	22,079,121	—
Singapore	77,579	—	77,579	—
South Africa	186,401,489	12,944,540	173,436,407	20,542
South Korea	310,275,282	18,394,037	291,833,556	47,689
Spain	419,291	419,291	—	—
Taiwan	294,066,298	17,989,246	276,030,950	46,102
Thailand	60,325,217	32,877,535	27,377,677	70,005
Turkey	35,126,083	528,026	34,594,099	3,958
Ukraine	447,235	—	447,235	—
Preferred securities
Brazil	29,991,495	29,991,495	—	—
Chile	659,960	—	659,960	—
Colombia	1,321,825	1,321,825	—	—
Panama	31,550	31,550	—	—
Corporate bonds	143,477	—	—	143,477
Rights	25,915	9,749	16,166	—

27

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Warrants	101,835	80,767	21,068	—
Securities lending collateral	104,459,662	104,459,662	—	—
Short-term investments	2,331,918	2,331,918	—	—
Total investments in securities	$2,105,811,032	$538,646,032	$1,560,462,984	$6,702,016

Securities with market value of approximately $42,006,000 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs. Securities with market value of approximately $28,190,000 at the beginning of the year were transferred from Level 2 to 1 during the period since quoted prices in active markets for identical securities became available.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

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Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank. that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2015, ended were $1,545.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2015, the fund has a short-term capital loss carryfoward of $17,133,643 and a long-term capital loss carryforward of $15,754,175 available to offset future net realized capital gains. These carryforwards do not expire. The use of future realized losses may be limited due to the merger transaction.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2015 and 2014 was as follows:

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	August 31, 2015	August 31, 2014
Orindary income	$36,878,178	$43,227,115

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis consisted of $27,972,288 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2015, the fund used futures contracts to gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity and liquidity of the portfolio. The fund held futures contracts with notional values ranging up to $176.7 million. There were no open futures contracts as of August 31, 2015.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

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Risk	Statement of operations location	Futures contracts
Equity	Net realized gain (loss)	$90,694

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: (a) 1.00% of the first $100 million of the fund's aggregate net assets; and (b) 0.950% of the fund's aggregate net assets in excess of $100 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive and/or reimburse fund expense for Class C shares, to the extent that the expenses for such class exceed 2.35% of the average daily net assets attributable to the class. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The fee waiver and/or reimbursement will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

For Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, blue sky fees and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee if certain expenses of the fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, acquired fund fees and short dividend expense. Prior to January 1, 2015, this voluntary waiver also excluded blue sky fees and printing and postage. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

Effective January 1, 2015, the Advisor has voluntarily agreed to waive and/or reimburse all blue sky fees and printing and postage of the fund until December 31, 2015.

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The expense reductions described above amounted to the following for the year ended August 31, 2015:

Class	Expense reduction	Class	Expense reduction
Class A	$49,362	Class R6	$7,418
Class C	6,282	Class NAV	252,734
Class I	4,352	Total	$320,148

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2015, were equivalent to a net annual effective rate of 0.94% of the fund's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The amount recovered during the year ended August 31, 2015 was $19, which was recovered from Class R6 shares.

Effective October 1, 2014, the expense recapture program was terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays contractual rates of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets of 0.30% for Class A shares and 1.00% for Class C shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $342,233 for the year ended August 31, 2015. Of this amount, $58,675 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $282,997 was paid as sales commissions to broker-dealers and $561 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, CDSCs received by the Distributor amounted to $1,021 and $153 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

32

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$1,187,956	$493,959	$28,126	$6,754
Class C	7,122	892	7,464	36
Class I	—	43,060	7,730	5,164
Class R6	—	21	7,296	85
Total	$1,195,078	$537,932	$50,616	$12,039

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period ended January 1, 2015 to August 31, 2015, state registration fees and printing and postage amounted to $71,209 and $53,143, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest expense
Borrower	$12,430,455	10	0.46%	$1,588

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	24,172,067	$247,370,535	29,158,009	$303,382,054
Issued in reorganization (Note 9)	9,202	91,516	—	—
Distributions reinvested	373,747	3,696,353	120,613	1,218,190
Repurchased	(7,951,455)	(80,538,872)	(2,868,336)	(30,490,509)
Net increase	16,603,561	$170,619,532	26,410,286	$274,109,735
Class C shares
Sold	122,972	$1,243,004	23,823	$262,938
Distributions reinvested	49	486	—	—
Repurchased	(19,881)	(192,790)	—	—
Net increase	103,140	$1,050,700	23,823	$262,938

33

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class I shares
Sold	913,969	$9,142,560	1,243,116	$12,996,295
Issued in reorganization (Note 9)	9,207	91,648	—	—
Distributions reinvested	26,844	264,952	36,667	369,965
Repurchased	(3,930,718)	(39,054,471)	(3,843,812)	(38,143,560)
Net decrease	(2,980,698)	($29,555,311)	(2,564,029)	($24,777,300)
Class R6 shares
Sold	1,943	$20,224	2,645	$28,058
Distributions reinvested	62	609	35	351
Repurchased	(3,366)	(33,504)	(431)	(4,382)
Net increase (decrease)	(1,361)	($12,671)	2,249	$24,027
Class NAV shares
Sold	2,890,760	$29,265,832	4,179,164	$43,871,050
Issued in reorganization (Note 9)	26,494,837	264,239,236	—	—
Distributions reinvested	3,306,389	32,634,062	4,041,327	40,776,992
Repurchased	(44,462,323)	(459,449,712)	(36,850,047)	(373,254,034)
Net decrease	(11,770,337)	($133,310,582)	(28,629,556)	($288,605,992)
Total net increase (decrease)	1,954,305	$8,791,668	(4,757,227)	($38,986,592)

Affiliates of the fund owned 82% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on August 31, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $361,308,103 and $547,650,756, respectively, for the year ended August 31, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 76.2% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund name	Affiliated concentration
John Hancock Lifestyle Growth Fund	29.0%
John Hancock Lifestyle Balanced Fund	19.6%
John Hancock Lifestyle Aggressive Fund	12.8%

Note 9 — Reorganization

On December 19, 2014, the shareholders of John Hancock Funds II Emerging Leaders Fund (the Acquired fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired fund in exchange for shares of the Acquiring fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired fund; and (c) the distribution to Acquired fund's shareholders of such Acquiring fund's shares. The reorganization was

34

intended to consolidate the Acquired fund with a fund with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired fund or its shareholders. Thus, the investments were transferred to the Acquiring fund at the Acquired fund's identified cost. All distributable amounts of net income and realized gains from the Acquired fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on December 19, 2014. The following outlines the reorganization:

Acquired fund	Acquired net asset value of the acquired fund	Depreciation of the acquired fund investment	Shares redeemed by the acquired fund	Shares issued by the acquiring fund	Acquiring fund net assets prior to combination	Acquiring fund total net assets after combination
Emerging Leaders Fund	$264,422,400	($25,758,962)	28,859,519	26,513,246	$2,360,140,852	$2,624,563,252

35

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Emerging Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Emerging Markets Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, broker and transfer agent and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

36

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $57,428,833. The fund intends to pass through foreign tax credits of $7,021,921.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

37

Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisers LP (the Subadvisor), for John Hancock Emerging Markets Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its

38

operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index for the one- and three-year periods ended December 31, 2014. The Board also noted that the fund outperformed its peer group average for the one-year period ended December 31, 2014 and underperformed its peer group average for the three-year period ended December 31, 2014. The Board took into

39

account management's discussion of the factors that contributed to the fund's three-year performance relative to its peer group including the impact of market conditions on the Fund's investment strategies.

The Board noted the Fund's favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group for the one-year period. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

40

(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with

41

the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;

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(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

48

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250805	368A 8/15 10/15

John Hancock

Emerging Markets Debt Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Emerging Markets Debt Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
19	Financial statements
23	Financial highlights
30	Notes to financial statements
40	Auditor's report
41	Tax information
42	Continuation of investment advisory and subadvisory agreements
47	Trustees and Officers
51	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return with an emphasis on current income as well as capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Slower growth and falling commodity prices pressured performance

Emerging-market bonds, as gauged by the fund's benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Index, finished the period with a negative return.

The fund underperformed its benchmark

At a time of U.S. dollar strength, the fund's positions in certain local currency denominated bonds detracted from its performance.

Exposure to the energy sector also weighed on returns

The fund's investments in oil-exporting countries and energy-related corporate debt was a headwind to performance.

PORTFOLIO COMPOSITION AS OF 8/31/15 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Investments in higher-yielding, lower-rated securities include a higher risk of default. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer. Hedging, derivatives, and other strategic transactions may increase volatility and result in losses if not successful. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Paolo H. Valle, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Paolo H. Valle
Portfolio Manager
John Hancock Asset Management

How did the emerging bond markets perform during the past 12 months?

As gauged by the fund's benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Index, emerging-market debt lost 2.98% during the 12-month reporting period. In contrast, domestic investment-grade bonds returned 1.55% during the same interval, based on the performance of the Barclays U.S. Aggregate Bond Index.

What factors impacted emerging-market debt?

The downturn in emerging-market bonds reflected the general softness in global economic growth and the associated decline in commodity prices. While the United States and certain developed-market countries in Europe continued to generate modest growth, emerging-market nations faced challenges. Most notably, China's growth rate appeared to slow well below its level of recent years, which translated to weaker growth in many Asian emerging economies and reduced demand for commodities. China has been the key source of incremental commodity demand because of its expansion during the past decade, which has helped support the economies of other emerging nations that rely on raw materials exports. That dynamic began to work in reverse during the past year, as the sharp decline in the prices of oil and other commodities, coupled with a stronger U.S. dollar, led to a more uncertain credit outlook for the many oil-exporting emerging-market nations. In addition, the bonds of corporate issuers in the energy and raw materials sectors generally lagged the broader market by a wide margin. The weakness in commodity prices had the most significant impact on emerging-markets debt late in 2014, when bond prices experienced a short but severe downturn. While the subsequent stabilization in oil prices enabled the emerging markets to stage a modest recovery through late May, the renewed slide in oil during the summer put additional pressure on the asset class and caused the index to lose ground in the final three months in the period.

Within the emerging-debt markets, bonds issued in local currencies (rather than U.S. dollars or euros) were hit particularly hard in the sell-off. Speculation that the U.S. Federal Reserve (Fed) would begin to raise interest rates, together with a flight to safety into U.S. financial assets, fueled a rally in the U.S. dollar versus most major currencies. The dollar exhibited particular strength against emerging-market currencies, which experienced considerable weakness due to slowing economic growth.

4

The fund underperformed its benchmark index during the period. What were the causes of this shortfall?

The fund's overweight position in Brazil had the largest negative impact on relative performance. Brazil experienced rising inflation and currency weakness, which prompted its central bank to raise interest rates multiple times over the course of the period despite the backdrop of slowing growth. The environment of stagflation, along with an ongoing bribery investigation of state-run oil producer Petroleo Brasileiro SA (Petrobras), weighed heavily on the Brazilian debt market and caused yields to reach a six-year high in March. In this environment, the fund's relatively high weighting in the country proved to be a headwind to performance. In addition, the fund held a small weighting in Brazil's local currency debt. While only a minimal portion of the overall portfolio, Brazil's currency was sufficiently weak for this position to have a meaningful, adverse impact on the fund's relative performance.

Along the same line, the fund held positions in two Mexican issues that were denominated in local currencies. While Mexico's market modestly outperformed the index, the substantial underperformance of these peso-denominated investments had a negative impact on overall fund performance.

The fund's exposure to the energy sector also played a part in its shortfall relative to the benchmark. In addition to owning positions in countries with above-average sensitivity to oil prices, the fund was invested in a number of energy-related corporate bonds that lagged. While energy-related bonds have experienced substantial underperformance in the past 12 months, we have made only a

QUALITY COMPOSITION AS OF 8/31/15 (%)

5

slight reduction to the fund'd position in the sector. In contrast to the energy sector in the U.S. high-yield market, where many issuers are highly leveraged and facing financial pressure, emerging-market issuers tend to be lower-cost producers with healthier fundamentals. We therefore believe the most prudent course is to hold on to the majority of the fund's positions in the sector rather than selling at depressed prices.

What elements of the fund's positioning helped performance?

On the plus side, the fund was helped by its position in Argentina. The market experienced positive relative performance on the hopes that its upcoming presidential election would lead to more effective government policy and an eventual restoration of the country's access to the capital markets. The fund's relative performance was also helped by a low exposure to Ukraine, where the bond market was pressured by both falling energy prices and the lingering uncertainty stemming from its 2014 conflict with Russia.

How was the fund positioned at the end of the period?

The fund held its largest weighting in dollar-denominated government debt, with a small allocation to local currency bonds and a significant weighting in corporate issues. We continue to see opportunity in the corporate sector, where valuations have become more attractive following the recent market volatility. We made a deliberate decision to increase the quality of the portfolio—emphasizing investment-grade bonds over high-yield (below-investment-grade) corporate debt—as we believe this is the prudent course at a time of uncertainty for the markets. Overall, the majority of the fund is invested in securities rated BBB or BB.

Mexico remains the largest country allocation in the portfolio. We believe Mexico is further ahead in the process of structural economic reforms than many other countries in the asset class, as it has already begun to enact labor, infrastructure, and energy reforms. In contrast, many other emerging-market nations are just beginning to initiate economic reforms. We believe this provides a firm

TOP 10 ISSUERS AS OF 8/31/15 (%)

Government of Mexico	5.0
Republic of Turkey	4.4
Pertamina Persero PT	4.4
Petrobras Global Finance BV	3.4
Republic of Argentina	2.9
Petroleos de Venezuela SA	2.8
Republic of Hungary	2.6
Petroleos Mexicanos	2.3
Republic of Colombia	2.0
Israel Electric Corp., Ltd.	1.9
TOTAL	31.7
As a percentage of net assets.
Cash and cash equivalents are not included.

6

foundation for the Mexican economy, which should enable the country to stand out in an environment of low global growth. We are also maintaining the fund's overweight position in Brazil despite the country's underperformance of the past year. We believe Brazil has faced a perfect storm of challenges from both an internal and macroeconomic standpoint, which has caused valuations to fall to more attractive levels. On the other side of the ledger, the fund is underweight in South Africa and China, and it has a low exposure to the smaller frontier markets.

The past year was difficult for emerging-market bond investors, and the potential for near-term volatility remains high. On a longer-term basis, however, we see support from a more favorable balance of supply and demand in the market, improved clarity regarding the Fed's policy, and the possibility of improved economic growth relative to the sluggish conditions of the past year. At a time characterized by both risks and potential opportunities, we believe the most prudent strategy continues to be an active approach that relies on fundamental research and bottom-up security selection as the main drivers of performance.

MANAGED BY

Roberto Sanchez-Dahl, CFA On the fund since 2013 Investing since 1993
Paolo H. Valle On the fund since 2013 Investing since 1982

TOP 10 COUNTRIES AS OF 8/31/15 (%)

Mexico	20.3
Brazil	12.0
Indonesia	8.4
Turkey	7.9
Russia	5.8
Argentina	4.9
Colombia	4.0
Peru	3.0
Venezuela	2.8
Hungary	2.6
TOTAL	71.7
As a percentage of net assets.
Cash and cash equivalents are not included.

The views expressed in this report are exclusively those of Paolo H. Valle, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	5-year	Since inception[2]	as of 8-31-15	as of 8-31-15
Class A	-12.24	2.11	3.48	11.00	21.36	4.85	4.85
Class C3	-10.34	1.96	3.22	10.19	19.67	4.08	4.07
Class I4	-8.23	3.36	4.64	17.98	29.33	5.59	5.58
Class R2[3,4]	-8.52	2.92	4.19	15.47	26.17	5.44	5.43
Class R4[3,4]	-8.40	3.07	4.34	16.31	27.21	5.54	5.43
Class R6[3,4]	-8.16	3.41	4.69	18.26	29.64	5.72	5.69
Class NAV[3,4]	-8.09	3.09	4.33	16.43	27.15	5.72	5.71
Index†	-2.98	5.04	6.60	27.86	43.54	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2*	Class R4*	Class R6*	Class NAV
Gross (%)	1.30	2.00	0.99	1.39	1.24	0.89	0.87
Net (%)	1.30	2.00	0.99	1.39	1.14	0.87	0.87

*	Expenses have been estimated for the first year of operations for Class R2, Class R4, and Class R6 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the J.P. Morgan EMBI Global Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Debt Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the J.P. Morgan EMBI Global Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3,5	1-4-10	11,967	11,967	14,354
Class I4	1-4-10	12,933	12,933	14,354
Class R2[3,4]	1-4-10	12,617	12,617	14,354
Class R4[3,4]	1-4-10	12,721	12,721	14,354
Class R6[3,4]	1-4-10	12,964	12,964	14,354
Class NAV[3,4]	1-4-10	12,715	12,715	14,354

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 1-4-10.
3	Class NAV shares were first offered on 6-20-13; Class C shares were first offered on 8-28-14; Class R2, R4, and R6 shares were first offered on 3-27-15. The returns prior to these dates are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class NAV, Class C, Class R2, Class R4, and Class R6 shares, as applicable.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$955.60	$6.65	1.35%
Class C	1,000.00	950.00	11.30	2.30%
Class I	1,000.00	957.90	4.29	0.87%
Class R2[2]	1,000.00	964.00	4.44	1.05%
Class R4[2]	1,000.00	964.40	4.01	0.95%
Class R6[2]	1,000.00	965.10	3.30	0.78%
Class NAV	1,000.00	958.40	3.80	0.77%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.40	$6.87	1.35%
Class C	1,000.00	1,013.60	11.67	2.30%
Class I	1,000.00	1,020.80	4.43	0.87%
Class R2	1,000.00	1,019.90	5.35	1.05%
Class R4	1,000.00	1,020.40	4.84	0.95%
Class R6	1,000.00	1,021.30	3.97	0.78%
Class NAV	1,000.00	1,021.30	3.92	0.77%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
2	The inception date for Class R2, Class R4 and Class R6 shares is 3-27-15. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the period).

11

Fund's investments

As of 8-31-15
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 63.4%				$353,567,016
(Cost $396,410,177)
Argentina 0.9%				4,875,000
YPF SA (S)	8.500	07-28-25	5,200,000	4,875,000
Brazil 10.1%				56,234,233
Banco BTG Pactual SA	5.750	09-28-22	4,200,000	3,631,740
Banco BTG Pactual SA (8.750% to 9-18-19, then 5 Year CMT + 6.978%) (Q)(S)	8.750	09-18-19	3,300,000	3,217,500
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (Q)	6.250	04-15-24	3,340,000	2,045,750
Braskem Finance, Ltd. (Q)(S)	7.375	10-04-15	4,800,000	3,744,000
Centrais Eletricas Brasileiras SA (S)	5.750	10-27-21	5,000,000	4,125,000
Cia Brasileira de Aluminio (S)	4.750	06-17-24	4,650,000	4,179,188
GTL Trade Finance, Inc. (S)	7.250	04-16-44	4,650,000	3,797,655
Odebrecht Finance, Ltd. (Q)(S)	7.500	09-21-15	3,865,000	2,705,500
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625	10-01-22	2,346,053	1,307,924
Petrobras Global Finance BV	6.750	01-27-41	14,702,000	11,257,466
Petrobras Global Finance BV	6.850	06-05-2115	10,600,000	7,975,440
Vale Overseas, Ltd.	6.875	11-21-36	3,660,000	3,114,660
Votorantim Cimentos SA	7.250	04-05-41	5,900,000	5,132,410
Chile 2.0%				11,268,561
Corp. Nacional del Cobre de Chile	5.625	09-21-35	2,500,000	2,542,518
Empresa de Transporte de Pasajeros Metro SA (S)	4.750	02-04-24	2,300,000	2,366,760
Empresa Electrica Angamos SA (S)	4.875	05-25-29	6,000,000	5,625,000
Empresa Nacional del Petroleo	5.250	08-10-20	700,000	734,283
China 1.4%				8,020,122
Bank of China, Ltd. (S)	5.000	11-13-24	3,000,000	3,038,415
CNOOC Finance 2012, Ltd. (S)	3.875	05-02-22	1,050,000	1,057,273
Geely Automobile Holdings, Ltd. (S)	5.250	10-06-19	3,300,000	3,316,500
Sinopec Group Overseas Development 2012, Ltd.	3.900	05-17-22	600,000	607,934
Colombia 2.0%				11,384,538
Ecopetrol SA	5.875	09-18-23	1,350,000	1,361,813
Ecopetrol SA	5.875	05-28-45	4,950,000	3,997,125
Grupo Aval, Ltd.	4.750	09-26-22	3,200,000	2,977,600
Pacific Exploration and Production Corp. (S)	5.125	03-28-23	4,800,000	2,400,000
Pacific Exploration and Production Corp. (S)	5.375	01-26-19	1,200,000	648,000
Costa Rica 1.4%				7,856,000
Banco Nacional de Costa Rica	6.250	11-01-23	2,500,000	2,510,000
Instituto Costarricense de Electricidad	6.375	05-15-43	6,600,000	5,346,000

12SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Guatemala 1.2%					$6,729,375
Agromercantil Senior Trust (S)	6.250	04-10-19		2,500,000	2,534,375
Cementos Progreso Trust (S)	7.125	11-06-23		2,000,000	2,140,000
Comcel Trust (S)	6.875	02-06-24		2,000,000	2,055,000
India 0.9%					4,773,600
Vedanta Resources PLC (S)	7.125	05-31-23		4,100,000	3,198,000
Vedanta Resources PLC	7.125	05-31-23		2,020,000	1,575,600
Indonesia 6.8%					37,878,213
Majapahit Holding BV	7.750	01-20-20		870,000	975,488
Pelabuhan Indonesia III PT (S)	4.875	10-01-24		7,100,000	6,762,750
Pertamina Persero PT (S)	6.000	05-03-42		17,800,000	15,575,000
Pertamina Persero PT (S)	6.450	05-30-44		9,700,000	8,924,000
Perusahaan Listrik Negara PT (S)	5.250	10-24-42		6,850,000	5,640,975
Israel 1.9%					10,776,056
Israel Electric Corp., Ltd. (S)	5.000	11-12-24		6,000,000	6,197,400
Israel Electric Corp., Ltd. (S)	6.875	06-21-23		4,000,000	4,578,656
Kazakhstan 1.6%					9,089,260
KazAgro National Management Holding JSC (S)	4.625	05-24-23		2,550,000	2,139,450
Kazakhstan Temir Zholy Finance BV (S)	6.375	10-06-20		600,000	607,500
KazMunayGas National Company JSC (S)	6.000	11-07-44		3,100,000	2,463,310
Nostrum Oil & Gas Finance BV (S)	6.375	02-14-19		2,600,000	2,177,500
Zhaikmunai LLP (S)	7.125	11-13-19		2,050,000	1,701,500
Luxembourg 1.3%					7,255,075
Altice Finco SA (S)	8.125	01-15-24		2,600,000	2,626,000
Millicom International Cellular SA (S)	6.625	10-15-21		4,650,000	4,629,075
Mauritius 1.1%					5,963,566
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24		5,950,000	5,963,566
Mexico 15.3%					85,275,852
Alpek SAB de CV	4.500	11-20-22		4,850,000	4,850,000
America Movil SAB de CV	7.125	12-09-24	MXN	105,000,000	6,107,286
Banco Santander Mexico SA	4.125	11-09-22		2,400,000	2,382,000
BBVA Bancomer SA	6.500	03-10-21		3,700,000	3,972,875
Cemex SAB de CV (S)	6.125	05-05-25		5,900,000	5,634,500
Credito Real SAB de CV (S)	7.500	03-13-19		6,720,000	6,812,400
Gruma SAB de CV (S)	4.875	12-01-24		6,000,000	6,306,000
Grupo Televisa SAB	8.500	03-11-32		1,200,000	1,538,156
Mexichem SAB de CV (S)	4.875	09-19-22		1,800,000	1,848,600
Mexichem SAB de CV (S)	5.875	09-17-44		3,300,000	2,945,250
Mexichem SAB de CV (S)	6.750	09-19-42		1,600,000	1,588,480
Mexichem SAB de CV	6.750	09-19-42		300,000	297,840
Nemak SAB de CV (S)	5.500	02-28-23		6,220,000	6,204,450

SEE NOTES TO FINANCIAL STATEMENTS13

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Office Depot de Mexico SA de CV (S)	6.875	09-20-20	4,000,000	$4,108,800
Office Depot de Mexico SA de CV	6.875	09-20-20	150,000	154,080
Petroleos Mexicanos	5.500	01-21-21	1,710,000	1,833,975
Petroleos Mexicanos	6.625	06-15-35	10,880,000	11,092,160
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21	8,950,000	8,748,625
Trust F/1401 (S)	5.250	12-15-24	1,850,000	1,928,625
Trust F/1401 (S)	6.950	01-30-44	6,600,000	6,921,750
Paraguay 0.2%				1,007,500
Telefonica Celular del Paraguay SA	6.750	12-13-22	1,000,000	1,007,500
Peru 2.0%				11,301,126
Abengoa Transmision Sur SA (S)	6.875	04-30-43	5,250,000	5,689,688
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (S)	5.250	09-22-29	2,300,000	2,285,625
San Miguel Industrias Pet SA (S)	7.750	11-06-20	3,175,000	3,325,813
Russia 5.8%				32,350,149
EuroChem Mineral & Chemical Company OJSC	5.125	12-12-17	2,850,000	2,824,669
Gazprom Neft OAO (S)	4.375	09-19-22	2,700,000	2,240,730
Lukoil International Finance BV	4.563	04-24-23	370,000	322,603
Lukoil International Finance BV	4.563	04-24-23	2,250,000	1,961,775
Metalloinvest Finance, Ltd.	5.625	04-17-20	4,000,000	3,650,280
MMC Norilsk Nickel OJSC (S)	5.550	10-28-20	4,300,000	4,190,350
Mobile Telesystems OJSC (S)	8.625	06-22-20	1,650,000	1,743,997
Rosneft Oil Company (S)	4.199	03-06-22	2,900,000	2,446,875
Russian Agricultural Bank OJSC (S)	5.100	07-25-18	2,200,000	2,108,986
Russian Agricultural Bank OJSC	7.750	05-29-18	600,000	616,668
Sberbank of Russia (S)	6.125	02-07-22	200,000	192,330
Sberbank of Russia	6.125	02-07-22	2,500,000	2,404,125
Severstal OAO	5.900	10-17-22	3,350,000	3,107,125
VimpelCom Holdings BV (S)	7.504	03-01-22	2,230,000	2,151,103
Vnesheconombank	6.902	07-09-20	2,475,000	2,388,533
South Africa 0.4%				2,120,000
AngloGold Ashanti Holdings PLC	8.500	07-30-20	2,000,000	2,120,000
Thailand 0.8%				4,321,519
PTT Global Chemical PCL (S)	4.250	09-19-22	1,400,000	1,411,547
PTTEP Canada International Finance, Ltd. (S)	6.350	06-12-42	2,600,000	2,909,972
Turkey 3.5%				19,770,046
Export Credit Bank of Turkey (S)	5.000	09-23-21	8,600,000	8,449,500
KOC Holding AS (S)	3.500	04-24-20	200,000	191,444
KOC Holding AS	3.500	04-24-20	1,600,000	1,531,552
Mersin Uluslararasi Liman Isletmeciligi AS (S)	5.875	08-12-20	1,500,000	1,561,755
TC Ziraat Bankasi AS (S)	4.250	07-03-19	4,500,000	4,431,420

14SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Turkey (continued)
Turkiye Garanti Bankasi AS (S)	5.250	09-13-22		3,650,000	$3,604,375
Venezuela 2.8%					15,317,225
Petroleos de Venezuela SA	9.750	05-17-35		40,150,000	15,317,225
Foreign government obligations 31.5%					$175,780,431
(Cost $185,000,408)
Argentina 4.0%					22,241,788
City of Buenos Aires Argentina Bond (S)	8.950	02-19-21		800,000	826,000
Provincia de Buenos Aires Bond (S)	9.950	06-09-21		5,600,000	5,460,000
Republic of Argentina Bond	8.280	12-31-33		15,604,683	15,955,788
Bahrain 0.4%					2,120,000
Kingdom of Bahrain Bond (S)	6.125	08-01-23		2,000,000	2,120,000
Bolivia 0.1%					802,000
Republic of Bolivia Bond	4.875	10-29-22		800,000	802,000
Brazil 1.9%					10,334,918
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	3,827,000
Note	10.000	01-01-21	BRL	27,000,000	6,507,918
Chile 0.5%					2,981,500
Republic of Chile Bond	3.625	10-30-42		3,350,000	2,981,500
Colombia 2.0%					11,224,713
Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,178,000
Bond	4.375	07-12-21		500,000	511,250
Bond	5.000	06-15-45		2,000,000	1,777,500
Bond	5.625	02-26-44		1,810,000	1,757,963
Costa Rica 0.2%					917,500
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	917,500
Croatia 0.4%					1,959,375
Republic of Croatia Bond	5.500	04-04-23		1,900,000	1,959,375
Dominican Republic 0.9%					5,154,750
Government of Dominican Republic
Bond	5.875	04-18-24		3,500,000	3,552,500

SEE NOTES TO FINANCIAL STATEMENTS15

	Rate (%)	Maturity date	Par value^		Value
Dominican Republic (continued)
Bond	7.500	05-06-21		1,450,000	$1,602,250
Egypt 0.5%					2,899,200
Government of Egypt Bond (S)	5.875	06-11-25		3,000,000	2,899,200
El Salvador 1.0%					5,436,000
Republic of El Salvador
Bond (S)	6.375	01-18-27		3,500,000	3,307,500
Bond	7.650	06-15-35		2,200,000	2,128,500
Hungary 2.6%					14,299,543
Republic of Hungary
Bond	5.375	02-21-23		4,700,000	5,116,646
Bond	5.375	03-25-24		8,400,000	9,182,897
Indonesia 1.6%					8,748,750
Republic of Indonesia
Bond (S)	5.375	10-17-23		2,650,000	2,782,500
Bond	5.875	01-15-24		1,100,000	1,182,500
Bond	6.625	02-17-37		4,450,000	4,783,750
Jamaica 0.5%					2,725,000
Government of Jamaica Bond	7.625	07-09-25		2,500,000	2,725,000
Kazakhstan 0.5%					3,026,375
Republic of Kazakhstan Bond (S)	5.125	07-21-25		3,100,000	3,026,375
Kenya 0.6%					3,143,400
Republic of Kenya Bond (S)	6.875	06-24-24		3,250,000	3,143,400
Lithuania 0.3%					1,563,414
Republic of Lithuania Bond (S)	6.625	02-01-22		1,300,000	1,563,414
Mexico 5.0%					27,729,349
Government of Mexico
Bond	4.000	10-02-23		1,200,000	1,218,000
Bond	4.600	01-23-46		11,364,000	10,355,445
Bond	5.550	01-21-45		1,100,000	1,149,500
Bond	7.750	05-29-31	MXN	222,440,400	15,006,404
Panama 1.6%					9,066,625
Republic of Panama
Bond	4.000	09-22-24		3,800,000	3,781,000
Bond	4.300	04-29-53		200,000	172,250
Bond	6.700	01-26-36		3,050,000	3,713,375

16SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Panama (continued)
Bond	8.875	09-30-27	1,000,000	$1,400,000
Paraguay 0.0%				200,500
Republic of Paraguay Bond (S)	4.625	01-25-23	200,000	200,500
Peru 1.0%				5,673,000
Republic of Peru
Bond	6.550	03-14-37	3,700,000	4,403,000
Bond	7.350	07-21-25	1,000,000	1,270,000
Philippines 0.4%				2,504,250
Republic of Philippines Bond	5.500	03-30-26	2,100,000	2,504,250
Turkey 4.4%				24,668,481
Republic of Turkey
Bond	4.250	04-14-26	5,000,000	4,684,900
Bond	6.000	01-14-41	7,650,000	7,799,144
Bond	6.250	09-26-22	3,560,000	3,894,725
Bond	6.875	03-17-36	6,400,000	7,178,112
Bond	7.000	03-11-19	1,000,000	1,111,600
Uruguay 1.1%				6,360,000
Republic of Uruguay
Bond	5.100	06-18-50	3,700,000	3,390,125
Bond	7.625	03-21-36	2,300,000	2,969,875
		Yield (%)	Shares	Value
Short-term investments 3.6%				$20,320,810
(Cost $20,320,810)
Money market funds 0.0%				4,810
JPMorgan U.S. Treasury Plus Money Market Fund		0.0100(Y)	4,810	4,810
			Par value	Value
Repurchase agreement 3.6%				20,316,000
Barclays Tri-Party Repurchase Agreement dated 8-31-15 at 0.110% to be repurchased at $20,316,062 on 9-1-15, collateralized by $20,149,100 U.S. Treasury Notes, 1.875% due 10-31-17 (valued at $20,722,442, including interest)			20,316,000	$20,316,000
Total investments (Cost $601,731,395)† 98.5%				$549,668,257
Other assets and liabilities, net 1.5%				$8,529,802
Total net assets 100.0%				$558,198,059

SEE NOTES TO FINANCIAL STATEMENTS17

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $253,629,651 or 45.4% of the fund's net assets as of 8-31-15.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $602,781,748. Net unrealized depreciation aggregated $53,113,491, of which $5,681,523 related to appreciated investment securities and $58,795,014 related to depreciated investment securities.

18SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments, at value (Cost $601,731,395)	$549,668,257
Foreign currency, at value (Cost $2,242)	2,183
Cash segregated at custodian for derivative contracts	990,000
Receivable for fund shares sold	121,243
Receivable for forward foreign currency exchange contracts	123,319
Dividends and interest receivable	9,853,918
Other receivables and prepaid expenses	97,434
Total assets	560,856,354
Liabilities
Payable for forward foreign currency exchange contracts	762,671
Payable for fund shares repurchased	1,762,720
Distributions payable	1,371
Payable to affiliates
Accounting and legal services fees	5,478
Transfer agent fees	608
Other liabilities and accrued expenses	125,447
Total liabilities	2,658,295
Net assets	$558,198,059
Net assets consist of
Paid-in capital	$627,096,759
Undistributed net investment income	711,252
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(16,894,509)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(52,715,443)
Net assets	$558,198,059

SEE NOTES TO FINANCIAL STATEMENTS19

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($1,908,779 ÷ 216,484 shares)[1]	$8.82
Class C ($248,073 ÷ 28,151 shares)[1]	$8.81
Class I ($3,882,560 ÷ 439,935 shares)	$8.83
Class R2 ($94,292 ÷ 10,695 shares)	$8.82
Class R4 ($94,293 ÷ 10,695 shares)	$8.82
Class R6 ($94,294 ÷ 10,695 shares)	$8.82
Class NAV ($551,875,768 ÷ 62,591,977 shares)	$8.82
Maximum offering price per share
Class A (net assets value per share ÷ 96%)[2]	$9.19

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

20SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the year ended 8-31-15

Investment income
Interest	$34,621,232
Securities lending	36,633
Total investment income	34,657,865
Expenses
Investment management fees	4,141,688
Distribution and service fees	13,489
Accounting and legal services fees	69,181
Transfer agent fees	13,610
Trustees' fees	7,681
State registration fees	42,917
Printing and postage	5,095
Professional fees	95,572
Custodian fees	158,821
Registration and filing fees	69,408
Expense recapture	24,600
Other	13,059
Total expenses	4,655,121
Less expense reductions	(49,774)
Net expenses	4,605,347
Net investment income	30,052,518
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(15,419,284)
Investments in affiliated issuers	(1,543)
Futures contracts	14,787
(15,406,040)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(61,792,659)
(61,792,659)
Net realized and unrealized loss	(77,198,699)
Decrease in net assets from operations	($47,146,181)

SEE NOTES TO FINANCIAL STATEMENTS21

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income	$30,052,518	$13,981,326
Net realized loss	(15,406,040)	(828,754)
Change in net unrealized appreciation (depreciation)	(61,792,659)	19,220,385
Increase (decrease) in net assets resulting from operations	(47,146,181)	32,372,957
Distributions to shareholders
From net investment income
Class A	(154,933)	(48,000)
Class C	(11,830)	(28)
Class I	(406,272)	(113,329)
Class R2[1]	(1,993)	—
Class R4[1]	(2,032)	—
Class R6[1]	(2,096)	—
Class NAV	(29,298,558)	(13,805,296)
From net realized gain
Class A	—	(1,004)
Class I	—	(4,443)
Class NAV	—	(920,803)
From tax return of capital
Class A	(11,619)	—
Class C	(887)	—
Class I	(30,467)	—
Class R2[1]	(149)	—
Class R4[1]	(152)	—
Class R6[1]	(157)	—
Series NAV	(2,197,149)	—
Total distributions	(32,118,294)	(14,892,903)
From fund share transactions	148,642,927	275,809,415
Total increase	69,378,452	293,289,469
Net assets
Beginning of year	488,819,607	195,530,138
End of year	$558,198,059	$488,819,607
Undistributed net investment income	$711,252	$84,199

1	The inception date for Class R2, Class R4 and Class R6 shares is 3-27-15.

22SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.14	$9.35	$10.46	$10.37	$10.54
Net investment income[1]	0.43	0.45	0.53	0.62	0.61
Net realized and unrealized gain (loss) on investments	(1.28)	0.84	(0.92)	0.31	(0.03)
Total from investment operations	(0.85)	1.29	(0.39)	0.93	0.58
Less distributions
From net investment income	(0.44)	(0.46)	(0.49)	(0.64)	(0.68)
From net realized gain	—	(0.04)	(0.23)	(0.20)	(0.07)
From tax return of capital	(0.03)	—	—	—	—
Total distributions	(0.47)	(0.50)	(0.72)	(0.84)	(0.75)
Net asset value, end of period	$8.82	$10.14	$9.35	$10.46	$10.37
Total return (%)[2,3]	(8.61)	14.19	(4.30)	9.62	5.63
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$4	— [4]	$13	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	3.43	1.86	1.99	1.82
Expenses including reductions	1.35	1.35	1.35	1.35	1.35
Net investment income	4.53	4.50	4.90	6.12	5.82
Portfolio turnover (%)	27	24	92	191	123

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Does not reflect the effect of sales charges, if any.
4	Less than $500,000.

SEE NOTES TO FINANCIAL STATEMENTS23

Class C Shares Period ended	8-31-15	8-31-14	[1]
Per share operating performance
Net asset value, beginning of period	$10.13	$10.15
Net investment income (loss)[2]	0.34	(0.03)
Net realized and unrealized gain (loss) on investments	(1.28)	0.01
Total from investment operations	(0.94)	(0.02)
Less distributions
From net investment income	(0.35)	—	[3]
From tax return of capital	(0.03)	—
Total distributions	(0.38)	—	[3]
Net asset value, end of period	$8.81	$10.13
Total return (%)[4,5]	(9.47)	(0.17	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.59	18.13	[8]
Expenses including reductions	2.30	2.30	[8]
Net investment income (loss)	3.65	(30.30	) [8]
Portfolio turnover (%)	27	24	[9]

1	The inception date for Class C shares is 8-28-14.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

24SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.15	$9.35	$10.46	$10.37	$10.54
Net investment income[1]	0.47	0.45	0.56	0.66	0.67
Net realized and unrealized gain (loss) on investments	(1.29)	0.88	(0.91)	0.31	(0.04)
Total from investment operations	(0.82)	1.33	(0.35)	0.97	0.63
Less distributions
From net investment income	(0.47)	(0.49)	(0.53)	(0.68)	(0.73)
From net realized gain	—	(0.04)	(0.23)	(0.20)	(0.07)
From tax return of capital	(0.03)	—	—	—	—
Total distributions	(0.50)	(0.53)	(0.76)	(0.88)	(0.80)
Net asset value, end of period	$8.83	$10.15	$9.35	$10.46	$10.37
Total return (%)[2]	(8.23)	14.61	(3.96)	10.06	6.12
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$10	$1	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	2.04	1.52	1.64	1.41
Expenses including reductions	0.97	1.04	0.98	0.95	0.88
Net investment income	4.89	4.60	5.26	6.52	6.28
Portfolio turnover (%)	27	24	92	191	123

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS25

Class R2 Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$9.35
Net investment income[2]	0.20
Net realized and unrealized loss on investments	(0.53)
Total from investment operations	(0.33)
Less distributions
From net investment income	(0.19)
From tax return of capital	(0.01)
Total distributions	(0.20)
Net asset value, end of period	$8.82
Total return (%)[3]	(3.60	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	[6]
Expenses including reductions	1.05	[6]
Net investment income	4.91	[6]
Portfolio turnover (%)	27	[7]

1	The inception date for Class R2 shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

26SEE NOTES TO FINANCIAL STATEMENTS

Class R4 Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$9.35
Net investment income[2]	0.20
Net realized and unrealized loss on investments	(0.53)
Total from investment operations	(0.33)
Less distributions
From net investment income	(0.19)
From tax return of capital	(0.01)
Total distributions	(0.20)
Net asset value, end of period	$8.82
Total return (%)[3]	(3.56	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	[6]
Expenses including reductions	0.95	[6]
Net investment income	5.01	[6]
Portfolio turnover (%)	27	[7]

1	The inception date for Class R4 shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS27

Class R6 Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$9.35
Net investment income[2]	0.21
Net realized and unrealized loss on investments	(0.53)
Total from investment operations	(0.32)
Less distributions
From net investment income	(0.20)
From tax return of capital	(0.01)
Total distributions	(0.21)
Net asset value, end of period	$8.82
Total return (%)[3]	(3.49	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	[6]
Expenses including reductions	0.78	[6]
Net investment income	5.17	[6]
Portfolio turnover (%)	27	[7]

1	The inception date for Class R6 shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

28SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	8-31-15	8-31-14	8-31-13	[1]
Per share operating performance
Net asset value, beginning of period	$10.14	$9.34	$9.84
Net investment income[2]	0.49	0.50	0.07
Net realized and unrealized gain (loss) on investments	(1.29)	0.85	(0.50)
Total from investment operations	(0.80)	1.35	(0.43)
Less distributions
From net investment income	(0.48)	(0.51)	(0.07)
From net realized gain	—	(0.04)	—
From tax return of capital	(0.04)	—	—
Total distributions	(0.52)	(0.55)	(0.07)
Net asset value, end of period	$8.82	$10.14	$9.34
Total return (%)[3]	(8.09)	14.83	(4.36	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$552	$475	$195
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.88	0.90	[5]
Expenses including reductions	0.78	0.87	0.87	[5]
Net investment income	5.17	5.15	3.73	[5]
Portfolio turnover (%)	27	24	92	[6]

1	The inception date for Class NAV shares is 6-20-13.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

SEE NOTES TO FINANCIAL STATEMENTS29

Notes to financial statements

Note 1 — Organization

John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Fund II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

30

includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2015, all investments are categorized as Level 2 under the hierarchy described above except for money market fund which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

31

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2015 were $707. For the year ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

32

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2015, the fund has a short-term capital loss carryfoward of $8,747,230 and a long-term capital loss carryforward of $5,548,901 available to offset future net realized capital gains. These carryforwards, as of August 31, 2015, do not expire.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. The fund typically declares and pays capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2015 and 2014 was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$29,877,714	$14,444,390
Long-Term Capital Gain	—	448,513
Tax Return of Capital	2,240,580	—
Total	$32,118,294	$14,892,903

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions and distributable earnings,on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, foreign currency transactions, amortization and accretion on debt securities and wash sale loss deferrals.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain non-deliverable forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market,

33

whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2015, the fund used futures contracts to manage duration of the fund, manage against anticipated interest rate changes, and gain exposure to treasuries markets. The fund held futures contracts with notional values ranging up to $6.2 million. There were no open futures contracts as of August 31, 2015.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended August 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rate, gain exposure to foreign currency and maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with U.S. dollar notional values ranging from $15.5 million to $62.5 million, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
COP	9,591,000,000	USD	3,000,000	Citigroup	11/30/2015	$123,319	—	$123,319
MXN	90,000,000	USD	5,556,585	BMO Capital Markets	9/30/2015	—	($180,957)	(180,957)
USD	3,000,000	COP	9,366,000,000	Citigroup	11/30/2015	—	(50,047)	(50,047)
USD	11,541,360	EUR	10,350,000	Barclays Capital	9/30/2015	—	(77,593)	(77,593)
USD	5,813,108	EUR	5,300,000	Citigroup	9/30/2015	—	(136,694)	(136,694)
USD	8,606,418	EUR	7,900,000	Deutsche Bank	9/30/2015	—	(262,154)	(262,154)

34

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	2,975,805	EUR	2,700,000	State Street Bank & Trust Co.	9/30/2015	—	(55,226)	(55,226)
						$123,319	($762,671)	($639,352)

Currency abbreviation
COP	Columbian Peso	MXN	Mexican Peso
EUR	Euro	USD	U.S. Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$123,319	($762,671)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

Risk	Statement of operations location	Futures contracts	Investments in unaffiliated issuers and foreign currency translations*	Total
Interest rate	Net realized gain (loss)	$14,787	—	$14,787
Foreign currency	Net realized gain (loss)	—	$3,156,407	3,156,407
Total		$14,787	$3,156,407	$3,171,194

* Realized gain/loss associated with forward foreign currency contracts is included in this caption Investments in unaffiliated issuers and foreign currency transactions on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the the year ended August 31, 2015:

Risk	Statement of operations location	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*
Foreign currency	Change in unrealized appreciation (depreciation)	($932,777)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under

35

these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of: (a) 0.725% of the first $250 million of the fund's average daily net assets; (b) 0.700% of the next $500 million of the fund's average daily net assets, and (c) 0.675% of the fund's average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.35%, 2.30% and 1.04%, for Class A, Class C, and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and expenses, short dividend expense and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee or other expenses of the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, acquired fund fees and short dividend expense. Prior to January 1, 2015, this voluntary waiver also excluded blue sky fees and printing and postage. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

For the year ended August 31, 2015, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$1,467	Class R4	$3
Class C	4,144	Class R6	10

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Class	Expense reduction	Class	Expense reduction
Class I	454	Class NAV	43,650
Class R2	3	Total	$49,731

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2015, were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. During the year ended August 31, 2015, $212, $12, $454 and $23,922 was recovered from Class A, Class C, Class I and Class NAV shares, respectively.

Effective October 1, 2014, the expense recapture program was terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares to limit the Rule 12b-1 fees on Class R4 to 0.15% of the average daily net assets of Class R4 shares, until at least December 31, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time. This contractual waiver amounted to $43 for Class R4 shares for the period ended August 31, 2015.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,625 for the year ended August 31, 2015. Of this amount, $1,053 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $6,572 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being

37

redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, CDSCs received by the Distributor amounted to $505 for Class A shares. There were no CDSCs received for Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Class	Distribution and services fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$10,068	$4,157	$5,744	$182
Class C	3,207	398	5,356	26
Class I	—	9,034	5,739	376
Class R2	107	7	—	—
Class R4	107	7	—	—
Class R6	—	7	—	—
Total	$13,489	$13,610	$16,839	$584

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to August 31, 2015, state registration fees and printing and postage amounted to $26,078 and $4,511, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	215,167	$2,076,122	444,495	$4,430,048
Distributions reinvested	17,034	161,128	4,251	42,547
Repurchased	(420,982)	(3,935,301)	(53,644)	(531,038)
Net increase (decrease)	(188,781)	($1,698,051)	395,102	$3,941,557
Class C shares[1]
Sold	37,620	$363,074	9,852	$100,000
Distributions reinvested	940	8,782	—	—
Repurchased	(20,261)	(181,977)	—	—
Net increase	18,299	$189,879	9,852	$100,000

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		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class I shares
Sold	506,214	$4,857,631	937,422	$9,515,707
Distributions reinvested	45,567	432,073	11,218	112,063
Repurchased	(1,092,887)	(10,286,565)	(47,344)	(460,828)
Net increase (decrease)	(541,106)	($4,996,861)	901,296	$9,166,942
Class R2 shares[2]
Sold	10,695	$100,000	—	—
Net increase	10,695	$100,000	—	—
Class R4 shares[2]
Sold	10,695	$100,000	—	—
Net increase	10,695	$100,000	—	—
Class R6 shares[2]
Sold	10,695	$100,000	—	—
Net increase	10,695	$100,000	—	—
Class NAV shares
Sold	13,621,847	$133,938,557	25,823,488	$261,252,273
Distributions reinvested	3,352,595	31,495,707	1,499,392	14,726,100
Repurchased	(1,203,002)	(10,586,304)	(1,341,465)	(13,377,457)
Net increase	15,771,440	$154,847,960	25,981,415	$262,600,916
Total net increase	15,091,937	$148,642,927	27,287,665	$275,809,415

1 The inception date for Class C shares is 8-28-14.

2 The inception date for Class R2, Class R4 and Class R6 shares is 3-27-15.

Affiliates of the fund owned 100% of shares of beneficial interest of Class R2, Class R4, Class R6 and Class NAV, on August 31, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $295,709,884 and $129,962,089, respectively, for the year ended August 31, 2015. Purchases and sales of U.S. Treasury obligations aggregated $18,065,623 and $18,256,955, respectively, for the year ended August 31, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 98.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Lifestyle Balanced Portfolio	34.5%
John Hancock Lifestyle Growth Portfolio	24.9%
John Hancock Lifestyle Conservative Portfolio	15.2%
John Hancock Lifestyle Moderate Portfolio	14.9%

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AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Emerging Markets Debt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Emerging Markets Debt Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Emerging Markets Debt Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2014. The Board also noted that the fund outperformed its peer group average for the one- and three-year periods ended

43

December 31, 2014. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one- and three-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of the fund's peer group average.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees were waived for the fund and total expenses for the fund are higher than the peer group median.

The Board also took into account management's discussion of the fund's expenses, including actions taken that have reduced certain fund expense. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

44

(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the

45

regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of the fund's peer group average;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

47

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

48

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

49

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

50

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

51

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250806	358A 8/15 10/15

John Hancock

U.S. Equity Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
U.S. Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
22	Financial statements
26	Financial highlights
31	Notes to financial statements
39	Auditor's report
40	Tax information
41	Continuation of investment advisory and subadvisory agreements
47	Trustees and Officers
51	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 10-31-11. The returns prior to this date are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Despite recent volatility, many markets saw gains

The market was especially volatile in the last few months of the fiscal year, as equities experienced their first correction in more than four years.

Fund underperformed

The fund underperformed its benchmark, the Russell 3000 Index, due to adverse stock selection.

Information technology and energy were the top detractors

Information technology and energy were the top detractors and consumer discretionary the top contributor, from a sector standpoint.

SECTOR COMPOSITION AS OF 8/31/15 (%)

A note about risks

Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investing in real estate investment trusts subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. Hedging, derivatives, and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager David Cowan, Ph.D., GMO

David Cowan, Ph.D.
Portfolio Manager
GMO

Can you briefly describe the market environment over the past 12 months?

The first half of the fiscal year ended August 31, 2015, was positive for stocks as the U.S. market was strong and a safe haven from non-U.S. volatility. However, the second half of the year was negative for markets worldwide due to headline risks, including renewed debt concerns in Greece and Chinese stock market volatility that stemmed from increased concerns about growth. The fund's benchmark, the Russell 3000 Index, rose 0.36% for the year. Continued strong merger-and-acquisition activity helped bolster prices, particularly within the healthcare sector. Macroeconomic data was mixed for the year, but was generally positive.

The market was especially volatile in the last few months of the year, as equities experienced their first correction in more than four years, when the S&P 500 Index declined 11.2% from August 17 through August 25. Global economic data appears to be increasingly driving swings in markets, as reduced growth expectations in China have triggered concern. The U.S. economy continues to grow at a healthy pace and has been driven strong housing data, while falling commodity prices have generally supported U.S. consumers. Because of increased market volatility and the absence of inflationary pressures, the timing of an interest-rate increase by the U.S. Federal Reserve remains uncertain.

The fund underperformed its benchmark. What drove this underperformance?

Stock selection was the primary driver of relative underperformance, while sector allocation was positive. Selection in the information technology and consumer staples sectors detracted the most from performance relative to the benchmark; an overweight to the weak energy sector was also impactful.

4

"... the second half of the year was negative for markets worldwide due to headline risks, including renewed debt concerns in Greece and Chinese stock market volatility that stemmed from increased concerns about growth."

In information technology, the fund's significant overweight in the sector versus its benchmark was focused on larger, higher-quality companies that were more established and less risky than their smaller and less experienced high growth counterparts. Nonetheless, the sector detracted from relative performance as the fund's holdings fared worse than those in the benchmark. In energy, results were negatively impacted by a focus on U.S. energy companies that were viewed as attractively valued due to a continued decline in the sector.

Which sectors aided performance?

Consumer discretionary was the top-contributing sector, aided by positive selection and interaction, as consumers benefited from lower commodity prices. In addition, the materials and industrials sectors were additive to results, as materials benefited from the fund's underweight and industrials were aided by effective selection.

TOP 10 HOLDINGS AS OF 8/31/15 (%)

Apple, Inc.	3.9
Johnson & Johnson	3.9
Chevron Corp.	3.8
Microsoft Corp.	3.7
Google, Inc., Class A	3.7
Cisco Systems, Inc.	3.6
Oracle Corp.	3.3
Philip Morris International, Inc.	3.0
Amazon.com, Inc.	3.0
The Procter & Gamble Company	3.0
TOTAL	34.9
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"In energy, results were negatively impacted by a focus on U.S. energy companies that were viewed as attractively valued due to a continued decline in the sector."

Within the sectors, which stocks were the leading performers and detractors of relative performance?

Within the energy sector, three large oil companies, Chevron Corp., Exxon Mobil Corp., and ConocoPhillips, were primary detractors from relative performance, as declining oil prices negatively impacted the companies. A global oil supply glut was primarily responsible for oil prices dropping by more than half over the past 12 months. Chevron, the fund's largest detractor, recorded more than $2 billion in impairments and other charges related to suspending projects due to lower oil prices. Exxon Mobil's earnings were lower due to dwindling earnings in its exploration and production segment, as Brent crude prices continued to decline. In addition, ConocoPhillips announced a plan to cut 10% of its workforce.

In consumer staples, The Procter & Gamble Company detracted from relative performance, reporting declining sales as it sources two-thirds of its revenue from outside the United States. The company has been struggling in an increasingly competitive consumer products industry, and has been trying to turn itself around since 2014.

In the consumer discretionary sector, Amazon.com, Inc. was the portfolio's leading contributor. The position in the company made up about half of the fund's weight in the consumer discretionary sector. This was a pick by our fundamental team of analysts, which supplements the selections of the quantitative team that looks across all of the stocks of the benchmark and selects companies and sectors that are attractive on a relative basis. Amazon shares surged 24% on stronger-than-expected revenues and earnings; but the brightest light for the quarter was Amazon's Web Services cloud computing unit.

How was the portfolio positioned at the end of the period?

The portfolio was materially overweight in the information technology and consumer staples

6

sectors and moderately overweight in healthcare and energy. The portfolio was also materially underweight in the financials sector and moderately underweight in industrials, consumer discretionary, materials, and telecommunication services.

Were there any substantive changes in the fund's operations?

The day after the end of the period, effective September 1, 2015, it was announced that Thomas R. Hancock, Ph.D. will no longer serves as a portfolio manager of the fund. Neil Constable, Ph.D., and Chris Fortson were named to replace Dr. Hancock, in addition to David Cowan, Ph.D., Ben Inker, CFA, and Sam Wilderman, CFA, who will continue to serve as portfolio managers.

MANAGED BY

David Cowan, Ph.D. On the fund since 2012 Investing since 2006
Ben Inker, CFA On the fund since 2014 Investing since 1992
Sam Wilderman, CFA On the fund since 2014 Investing since 1996
Neil Constable, Ph.D. On the fund since 2015 Investing since 2003
Chris Fortson On the fund since 2015 Investing since 2006

The views expressed in this report are exclusively those of David Cowan, Ph.D., GMO, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A2	-7.03	12.37	4.87	79.17	59.80
Class C2	-3.64	12.73	4.67	82.05	56.85
Class I2,3	-1.74	14.02	5.88	92.73	75.52
Class 1[2,3]	-1.68	14.10	5.95	93.38	76.80
Class NAV[3]	-1.63	14.15	6.00	93.82	77.57
Index†	0.36	16.03	7.66	110.28	106.83

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class 1	Class NAV
Gross (%)	1.24	1.93	0.92	0.85	0.80
Net (%)	1.24	1.93	0.89	0.85	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 3000 Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 3000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	10-29-05	15,685	15,685	20,683
Class I2,3	10-29-05	17,552	17,552	20,683
Class 1[2,3]	10-29-05	17,680	17,680	20,683
Class NAV[3]	10-29-05	17,757	17,757	20,683

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	From 10-29-05.
2	Class A and Class I shares were first offered on 10-31-11; Class 1 shares were first offered on 5-7-12; Class C shares were first offered on 8-28-14. The returns prior to these dates are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A, Class I, Class 1, and Class C shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$931.00	$5.94	1.22%
Class C	1,000.00	928.00	9.96	2.05%
Class I	1,000.00	932.50	4.34	0.89%
Class 1	1,000.00	933.30	4.09	0.84%
Class NAV	1,000.00	933.30	3.85	0.79%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.10	$6.21	1.22%
Class C	1,000.00	1,014.90	10.41	2.05%
Class I	1,000.00	1,020.70	4.53	0.89%
Class 1	1,000.00	1,021.00	4.28	0.84%
Class NAV	1,000.00	1,021.20	4.02	0.79%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

As of 8-31-15
	Shares	Value
Common stocks 95.2%		$1,045,163,675
(Cost $837,762,237)
Consumer discretionary 9.8%		107,310,547
Auto components 0.2%
Cooper Tire & Rubber Company	3,300	127,380
Drew Industries, Inc.	1,100	60,786
Gentex Corp.	33,200	514,600
Lear Corp.	10,900	1,120,411
Automobiles 0.0%
Thor Industries, Inc.	400	21,832
Distributors 0.2%
Genuine Parts Company	19,600	1,636,404
Diversified consumer services 0.0%
Apollo Education Group, Inc. (I)	11,400	126,654
Hotels, restaurants and leisure 0.7%
Cracker Barrel Old Country Store, Inc.	300	43,254
DineEquity, Inc.	1,100	105,050
Interval Leisure Group, Inc.	2,300	46,138
Marriott Vacations Worldwide Corp.	3,300	234,333
McDonald's Corp.	72,630	6,901,303
Penn National Gaming, Inc. (I)	7,500	136,200
Six Flags Entertainment Corp.	5,600	251,832
Texas Roadhouse, Inc.	11,700	421,083
The Cheesecake Factory, Inc.	1,300	70,551
Household durables 0.1%
Garmin, Ltd.	6,900	259,509
Helen of Troy, Ltd. (I)	4,700	400,158
Tupperware Brands Corp.	7,500	384,225
Whirlpool Corp.	2,000	336,200
Internet and catalog retail 3.5%
Amazon.com, Inc. (I)	64,125	32,889,071
HSN, Inc.	2,400	145,944
TripAdvisor, Inc. (I)	72,000	5,032,800
Leisure products 0.3%
Hasbro, Inc.	12,200	909,998
Mattel, Inc.	43,700	1,023,891
Polaris Industries, Inc.	6,600	857,142
Media 1.1%
Charter Communications, Inc., Class A (I)(L)	52,821	9,592,822
Comcast Corp., Class A	21,800	1,227,994
Meredith Corp.	2,500	118,050

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Scholastic Corp.	2,000	$86,420
Scripps Networks Interactive, Inc., Class A	8,400	445,956
Starz, Class A (I)	15,100	567,911
TEGNA, Inc.	10,000	237,900
Multiline retail 0.2%
Dillard's, Inc., Class A	1,600	148,016
Dollar General Corp.	4,100	305,409
Kohl's Corp.	9,700	494,991
Macy's, Inc.	6,400	375,104
Target Corp.	17,600	1,367,696
Specialty retail 2.1%
Asbury Automotive Group, Inc. (I)	200	16,114
AutoNation, Inc. (I)	3,000	179,520
Bed Bath & Beyond, Inc. (I)	66,200	4,111,682
Foot Locker, Inc.	8,600	608,794
Group 1 Automotive, Inc.	1,600	139,840
Hibbett Sports, Inc. (I)	1,700	67,150
L Brands, Inc.	4,900	411,110
Lowe's Companies, Inc.	24,900	1,722,333
Penske Automotive Group, Inc.	600	30,360
Rent-A-Center, Inc.	8,300	223,187
Ross Stores, Inc.	68,100	3,311,022
Select Comfort Corp. (I)	3,200	77,920
Staples, Inc.	4,500	63,945
The Cato Corp., Class A	1,100	38,643
The Children's Place, Inc.	800	47,936
The Gap, Inc.	2,900	95,149
The Home Depot, Inc.	56,800	6,614,928
The TJX Companies, Inc.	70,700	4,971,624
Tiffany & Company	5,900	485,275
Textiles, apparel and luxury goods 1.4%
Coach, Inc.	50,600	1,530,650
Fossil Group, Inc. (I)	3,000	184,740
G-III Apparel Group, Ltd. (I)	1,600	110,928
Iconix Brand Group, Inc. (I)	5,900	81,951
NIKE, Inc., Class B	65,755	7,348,121
Ralph Lauren Corp.	10,800	1,200,852
Under Armour, Inc., Class A (I)	100	9,553
VF Corp.	63,540	4,602,202
Consumer staples 14.8%		162,664,325
Beverages 3.3%
Brown-Forman Corp., Class B	15,200	1,491,120

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Consumer staples (continued)
Beverages (continued)
Dr. Pepper Snapple Group, Inc.	8,200	$629,186
Monster Beverage Corp. (I)	7,920	1,096,603
PepsiCo, Inc.	110,570	10,275,270
The Coca-Cola Company	579,400	22,782,008
Food and staples retailing 3.5%
Costco Wholesale Corp.	36,900	5,167,845
CVS Health Corp.	128,900	13,199,360
Sysco Corp.	50,900	2,029,383
Wal-Mart Stores, Inc.	273,733	17,718,737
Food products 0.4%
General Mills, Inc.	2,300	130,548
Hormel Foods Corp.	26,900	1,643,590
McCormick & Company, Inc.	17,200	1,363,616
The Hershey Company	11,500	1,029,480
Household products 4.1%
Church & Dwight Company, Inc.	27,500	2,372,700
Colgate-Palmolive Company	127,700	8,020,837
Kimberly-Clark Corp.	23,300	2,482,149
The Procter & Gamble Company	460,200	32,522,334
Personal products 0.1%
Herbalife, Ltd. (I)(L)	300	17,271
The Estee Lauder Companies, Inc., Class A	19,660	1,568,278
Tobacco 3.4%
Philip Morris International, Inc.	415,257	33,137,510
Reynolds American, Inc.	47,600	3,986,500
Energy 8.4%		92,089,206
Oil, gas and consumable fuels 8.4%
Apache Corp.	78,118	3,534,058
Chevron Corp.	512,514	41,508,509
ConocoPhillips	269,800	13,260,670
Denbury Resources, Inc.	18,800	81,592
Devon Energy Corp.	47,100	2,009,286
Exxon Mobil Corp.	232,700	17,508,348
Hess Corp.	13,700	814,465
Marathon Oil Corp.	182,300	3,151,967
Murphy Oil Corp.	22,000	682,000
Murphy USA, Inc. (I)	3,961	202,447
Occidental Petroleum Corp.	82,600	6,030,626
Valero Energy Corp.	55,700	3,305,238

14SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 6.0%		$65,427,883
Banks 2.3%
Chemical Financial Corp.	800	25,552
Citigroup, Inc.	89,200	4,770,416
First Merchants Corp.	1,300	33,826
Huntington Bancshares, Inc.	17,600	192,016
JPMorgan Chase & Co.	262,300	16,813,430
S&T Bancorp, Inc.	1,200	35,904
The PNC Financial Services Group, Inc.	27,500	2,505,800
Trustmark Corp.	1,600	36,848
Wells Fargo & Company	12,000	639,960
WesBanco, Inc.	1,100	33,869
Capital markets 0.4%
BGC Partners, Inc., Class A	16,300	142,951
Federated Investors, Inc., Class B	3,800	117,800
Franklin Resources, Inc.	10,300	417,974
Invesco, Ltd.	11,400	388,854
Janus Capital Group, Inc.	31,000	461,280
SEI Investments Company	7,000	354,060
T. Rowe Price Group, Inc.	18,000	1,293,840
The Goldman Sachs Group, Inc.	5,200	980,720
Consumer finance 0.8%
American Express Company	52,100	3,997,112
Capital One Financial Corp.	52,400	4,074,100
Credit Acceptance Corp. (I)	800	163,048
Encore Capital Group, Inc. (I)	1,900	77,197
Navient Corp.	38,300	489,857
Nelnet, Inc., Class A	1,000	37,650
PRA Group, Inc. (I)	3,800	202,502
Diversified financial services 0.1%
The NASDAQ OMX Group, Inc.	12,000	614,280
Insurance 2.4%
ACE, Ltd.	34,100	3,483,656
Aflac, Inc.	20,100	1,177,860
American Equity Investment Life Holding Company	5,900	143,134
American Financial Group, Inc.	3,400	234,804
American International Group, Inc.	41,800	2,522,212
Aspen Insurance Holdings, Ltd.	4,200	192,822
Assurant, Inc.	8,000	594,800
Assured Guaranty, Ltd.	26,500	669,390
Axis Capital Holdings, Ltd.	6,200	347,200
CNO Financial Group, Inc.	12,100	216,469
Endurance Specialty Holdings, Ltd.	9,500	605,625
Everest Re Group, Ltd.	4,400	773,564

SEE NOTES TO FINANCIAL STATEMENTS15

	Shares	Value
Financials (continued)
Insurance (continued)
FBL Financial Group, Inc., Class A	300	$17,112
Fidelity & Guaranty Life	500	12,330
First American Financial Corp.	11,500	446,890
Genworth Financial, Inc., Class A (I)	40,700	210,826
Greenlight Capital Re, Ltd., Class A (I)	500	12,750
Horace Mann Educators Corp.	1,500	49,830
Kemper Corp.	1,300	46,046
Lincoln National Corp.	25,400	1,290,066
Maiden Holdings, Ltd.	3,800	54,454
MBIA, Inc. (I)	30,900	216,918
Mercury General Corp.	2,100	106,806
Principal Financial Group, Inc.	12,200	614,270
RenaissanceRe Holdings, Ltd.	4,400	448,580
Selective Insurance Group, Inc.	1,900	57,608
State Auto Financial Corp.	600	13,140
The Allstate Corp.	41,200	2,401,136
The Hanover Insurance Group, Inc.	2,500	197,250
The Hartford Financial Services Group, Inc.	55,800	2,564,010
The Navigators Group, Inc. (I)	400	30,420
The Progressive Corp.	53,500	1,602,860
The Travelers Companies, Inc.	25,100	2,498,705
Third Point Reinsurance, Ltd. (I)	2,300	32,177
Universal Insurance Holdings, Inc.	3,900	96,057
Unum Group	8,800	295,152
Validus Holdings, Ltd.	5,800	256,824
W.R. Berkley Corp.	8,000	434,240
XL Group PLC	26,100	973,269
Real estate management and development 0.0%
Jones Lang LaSalle, Inc.	3,300	491,271
Thrifts and mortgage finance 0.0%
Northwest Bancshares, Inc.	5,000	64,200
Provident Financial Services, Inc.	1,600	30,304
Health care 16.1%		176,764,835
Biotechnology 1.6%
Amgen, Inc.	61,100	9,273,758
Biogen, Inc. (I)	13,890	4,129,497
PDL BioPharma, Inc.	16,300	92,095
Puma Biotechnology, Inc. (I)	42,869	3,940,518
Health care equipment and supplies 4.6%
Abbott Laboratories	225,700	10,221,953
Baxter International, Inc.	1,400	53,830
Becton, Dickinson and Company	28,000	3,948,560

16SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
C.R. Bard, Inc.	14,280	$2,767,321
Edwards Lifesciences Corp. (I)	17,120	2,411,866
IDEXX Laboratories, Inc. (I)	200	14,294
Intuitive Surgical, Inc. (I)	1,670	853,287
Medtronic PLC	257,418	18,608,747
ResMed, Inc.	18,800	976,472
Sirona Dental Systems, Inc. (I)	6,700	639,046
St. Jude Medical, Inc.	12,600	892,206
Stryker Corp.	62,700	6,185,355
Varian Medical Systems, Inc. (I)	9,300	755,625
Zimmer Biomet Holdings, Inc.	23,500	2,433,660
Health care providers and services 3.5%
AmerisourceBergen Corp.	6,400	640,256
Anthem, Inc.	15,700	2,214,485
Henry Schein, Inc. (I)	16,500	2,257,365
Humana, Inc.	28,200	5,154,678
Laboratory Corp. of America Holdings (I)	1,100	129,591
MEDNAX, Inc. (I)	5,500	443,025
Patterson Companies, Inc.	7,300	334,559
UnitedHealth Group, Inc.	234,146	27,090,692
Health care technology 0.2%
Cerner Corp. (I)	39,340	2,429,638
Life sciences tools and services 0.2%
Agilent Technologies, Inc.	8,200	297,742
Bio-Techne Corp.	100	9,448
Mettler-Toledo International, Inc. (I)	2,800	830,340
Waters Corp. (I)	9,300	1,128,834
Pharmaceuticals 6.0%
Allergan PLC (I)	31,700	9,628,558
Eli Lilly & Company	53,400	4,397,490
Johnson & Johnson	453,600	42,629,328
Pfizer, Inc.	277,800	8,950,716
Industrials 8.7%		95,549,981
Aerospace and defense 2.1%
General Dynamics Corp.	2,500	355,075
Honeywell International, Inc.	107,900	10,711,233
Precision Castparts Corp.	28,300	6,516,075
Rockwell Collins, Inc.	5,000	409,250
United Technologies Corp.	55,400	5,075,194
Air freight and logistics 0.3%
C.H. Robinson Worldwide, Inc.	26,100	1,759,923

SEE NOTES TO FINANCIAL STATEMENTS17

	Shares	Value
Industrials (continued)
Air freight and logistics (continued)
Expeditors International of Washington, Inc.	24,300	$1,189,971
Commercial services and supplies 0.1%
Rollins, Inc.	18,975	529,782
Stericycle, Inc. (I)	6,600	931,524
Electrical equipment 0.8%
AMETEK, Inc.	25,600	1,377,792
Emerson Electric Company	92,598	4,418,777
Hubbell, Inc., Class B	5,300	522,951
Rockwell Automation, Inc.	25,400	2,840,482
Industrial conglomerates 3.2%
3M Company	139,200	19,785,888
Danaher Corp.	155,100	13,496,802
Roper Technologies, Inc.	7,900	1,280,511
Machinery 1.8%
CLARCOR, Inc.	4,300	242,391
Donaldson Company, Inc.	2,400	75,144
Dover Corp.	19,400	1,201,830
Flowserve Corp.	6,300	284,319
Illinois Tool Works, Inc.	88,400	7,472,452
Lincoln Electric Holdings, Inc.	3,200	187,680
Snap-on, Inc.	2,300	367,471
WABCO Holdings, Inc. (I)	73,818	8,512,692
Wabtec Corp.	10,500	1,005,480
Professional services 0.1%
Equifax, Inc.	8,600	841,940
Road and rail 0.0%
J.B. Hunt Transport Services, Inc.	3,700	269,286
Landstar System, Inc.	4,000	264,800
Trading companies and distributors 0.3%
Fastenal Company	29,900	1,152,346
MSC Industrial Direct Company, Inc., Class A	2,900	196,301
W.W. Grainger, Inc.	10,180	2,274,619
Information technology 30.2%		331,127,808
Communications equipment 6.3%
Brocade Communications Systems, Inc.	12,000	127,800
Cisco Systems, Inc.	1,520,406	39,348,107
F5 Networks, Inc. (I)	11,000	1,335,510
QUALCOMM, Inc.	351,098	19,865,125
Ubiquiti Networks, Inc. (L)	222,971	7,839,660
Electronic equipment, instruments and components 0.2%
Amphenol Corp., Class A	34,500	1,806,420

18SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Arrow Electronics, Inc. (I)	8,700	$486,504
Insight Enterprises, Inc. (I)	800	20,248
Internet software and services 6.4%
Akamai Technologies, Inc. (I)	6,500	463,515
eBay, Inc. (I)	100,501	2,724,582
Google, Inc., Class A (I)	61,889	40,092,932
Google, Inc., Class C (I)	15,433	9,541,452
Yahoo!, Inc. (I)	547,137	17,639,697
IT services 4.1%
Accenture PLC, Class A	91,500	8,625,705
Booz Allen Hamilton Holding Corp.	9,200	245,640
Cognizant Technology Solutions Corp., Class A (I)	67,700	4,261,038
Gartner, Inc. (I)	2,900	247,979
IBM Corp.	110,097	16,282,245
Jack Henry & Associates, Inc.	9,900	672,804
MasterCard, Inc., Class A	32,600	3,011,262
Net 1 UEPS Technologies, Inc. (I)	2,600	53,534
Paychex, Inc.	57,200	2,554,552
PayPal Holdings, Inc. (I)	148,801	5,208,035
Teradata Corp. (I)	97,100	2,838,233
Total System Services, Inc.	19,100	875,353
Semiconductors and semiconductor equipment 0.5%
Analog Devices, Inc.	54,000	3,016,440
Avago Technologies, Ltd.	3,400	428,298
Linear Technology Corp.	1,200	48,336
Skyworks Solutions, Inc.	10,500	917,175
Xilinx, Inc.	34,400	1,441,016
Software 7.9%
ANSYS, Inc. (I)	16,400	1,453,040
CA, Inc.	39,200	1,069,768
Citrix Systems, Inc. (I)	25,900	1,764,049
FactSet Research Systems, Inc.	3,600	568,512
Intuit, Inc.	48,500	4,158,875
Microsoft Corp.	928,985	40,429,427
Oracle Corp.	988,155	36,650,669
Red Hat, Inc. (I)	9,700	700,437
Technology hardware, storage and peripherals 4.8%
Apple, Inc.	381,800	43,051,768
EMC Corp.	353,400	8,789,058
NetApp, Inc.	14,800	473,008

SEE NOTES TO FINANCIAL STATEMENTS19

				Shares	Value
Materials 1.0%					$11,595,197
Chemicals 0.9%
International Flavors & Fragrances, Inc.				3,100	339,605
Monsanto Company				81,200	7,929,180
Sigma-Aldrich Corp.				17,600	2,453,616
The Sherwin-Williams Company				1,200	306,972
Containers and packaging 0.1%
AptarGroup, Inc.				8,400	565,824
Telecommunication services 0.2%					2,633,893
Diversified telecommunication services 0.2%
Verizon Communications, Inc.				55,100	2,535,151
Vonage Holdings Corp. (I)				13,800	76,590
Wireless telecommunication services 0.0%
United States Cellular Corp. (I)				600	22,152
Rights 0.0%					$280
(Cost $1,820)
Health care 0.0%					280
Community Health Systems, Inc. (Expiration Date: 1-27-16) (I)(N)				28,000	280
Warrants 0.0%					$9
(Cost $280)
Financials 0.0%					9
Tejon Ranch Company (Expiration Date: 8-31-16; Strike Price: $40.00) (I)				44	9
			Yield (%)	Shares	Value
Securities lending collateral 1.3%					$14,001,036
(Cost $14,001,089)
John Hancock Collateral Trust (W)			0.1436(Y)	1,399,390	14,001,036
Short-term investments 4.4%					$48,223,862
(Cost $48,222,635)
Money market funds 0.3%					2,948,110
State Street Institutional Treasury Money Market Fund			0.0000(Y)	2,948,110	2,948,110
	Yield (%)		Maturity date	Par value	Value
U.S. Government 4.1%					45,275,752
U.S. Treasury Bills	0.128	*	01-07-16	19,500,000	$19,490,855
U.S. Treasury Bills	0.032	*	11-27-15	25,785,000	25,784,897
Total investments (Cost $899,988,061)† 100.9%					$1,107,388,862
Other assets and liabilities, net (0.9%)					($10,119,412)
Total net assets 100.0%					$1,097,269,450

20SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 8-31-15.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $922,180,807. Net unrealized appreciation aggregated $185,208,055, of which $240,886,355 related to appreciated investment securities and $55,678,300 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS21

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments in unaffiliated issuers, at value (Cost $885,986,972) including $13,728,810 of securities loaned	$1,093,387,826
Investments in affiliated issuers, at value (Cost $14,001,089)	14,001,036
Total investments, at value (Cost $899,988,061)	1,107,388,862
Cash held at broker for futures contracts	1,026,000
Receivable for investments sold	3,569,751
Receivable for fund shares sold	47,023
Dividends and interest receivable	2,779,060
Receivable for securities lending income	7,002
Receivable due from advisor	1,425
Other receivables and prepaid expenses	39,537
Total assets	1,114,858,660
Liabilities
Payable for investments purchased	1,332,505
Payable for fund shares repurchased	1,894,148
Payable upon return of securities loaned	14,013,975
Payable for futures variation margin	228,575
Payable to affiliates
Accounting and legal services fees	10,967
Transfer agent fees	14,302
Other liabilities and accrued expenses	94,738
Total liabilities	17,589,210
Net assets	$1,097,269,450
Net assets consist of
Paid-in capital	$787,250,430
Undistributed net investment income	17,150,896
Accumulated net realized gain (loss) on investments and foreign currency transactions	86,668,686
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	206,199,438
Net assets	$1,097,269,450

22SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($42,896,990 ÷ 3,782,085 shares)[1]	$11.34
Class C ($329,000 ÷ 29,024 shares)[1]	$11.34
Class I ($89,210,964 ÷ 7,874,465 shares)	$11.33
Class 1 ($50,938,989 ÷ 4,497,640 shares)	$11.33
Class NAV ($913,893,507 ÷ 80,664,597 shares)	$11.33
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.94

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS23

STATEMENT OF OPERATIONS   For the year ended 8-31-15

Investment income
Dividends	$31,458,426
Securities lending	42,629
Interest	2,245
Total investment income	31,503,300
Expenses
Investment management fees	9,120,717
Distribution and service fees	177,452
Accounting and legal services fees	142,749
Transfer agent fees	185,802
Trustees' fees	15,989
State registration fees	58,249
Printing and postage	11,616
Professional fees	68,107
Custodian fees	126,150
Registration and filing fees	55,654
Other	20,461
Total expenses	9,982,946
Less expense reductions	(115,882)
Net expenses	9,867,064
Net investment income	21,636,236
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	132,449,010
Investments in affiliated issuers	(1,610)
132,447,400
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(166,907,344)
Investments in affiliated issuers	(331)
Futures contracts	(1,201,061)
(168,108,736)
Net realized and unrealized loss	(35,661,336)
Decrease in net assets from operations	($14,025,100)

24SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income	$21,636,236	$15,443,413
Net realized gain	132,447,400	189,149,958
Change in net unrealized appreciation (depreciation)	(168,108,736)	15,481,031
Increase (decrease) in net assets resulting from operations	(14,025,100)	220,074,402
Distributions to shareholders
From net investment income
Class A	(374,476)	(628,059)
Class I	(1,245,876)	(1,916,341)
Class 1	(652,908)	(1,070,734)
Class NAV	(11,881,914)	(17,961,426)
From net realized gain
Class A	(8,149,941)	(4,581,829)
Class C	(34,295)	—
Class I	(18,214,493)	(10,753,939)
Class 1	(9,065,749)	(5,861,712)
Class NAV	(158,361,131)	(95,978,912)
Total distributions	(207,980,783)	(138,752,952)
From fund share transactions	84,236,970	35,559,738
Total increase (decrease)	(137,768,913)	116,881,188
Net assets
Beginning of year	1,235,038,363	1,118,157,175
End of year	$1,097,269,450	$1,235,038,363
Undistributed net investment income	$17,150,896	$9,642,943

SEE NOTES TO FINANCIAL STATEMENTS25

Financial highlights

Class A Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	[1]
Per share operating performance
Net asset value, beginning of period	$13.82	$13.02	$11.56	$10.33
Net investment income[2]	0.17	0.11	0.13	0.10
Net realized and unrealized gain (loss) on investments	(0.33)	2.35	1.45	1.20
Total from investment operations	(0.16)	2.46	1.58	1.30
Less distributions
From net investment income	(0.10)	(0.20)	(0.12)	(0.07)
From net realized gain	(2.22)	(1.46)	—	—
Total distributions	(2.32)	(1.66)	(0.12)	(0.07)
Net asset value, end of period	$11.34	$13.82	$13.02	$11.56
Total return (%)[3,4]	(2.12)	20.07	13.84	12.64	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$43	$52	$36	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	1.29	1.35	1.39	[6]
Expenses including reductions	1.23	1.28	1.35	1.35	[6]
Net investment income	1.35	0.85	1.03	1.06	[6]
Portfolio turnover (%)	60	52	42	48	[7,8]

1	The inception date for Class A shares is 10-31-11.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.
8	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

26SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	8-31-15	8-31-14	[1]
Per share operating performance
Net asset value, beginning of period	$13.81	$13.81
Net investment income[2]	0.10	—	[3]
Net realized and unrealized gain (loss) on investments	(0.35)	—	[3]
Total from investment operations	(0.25)	—	[3]
Less distributions
From net realized gain	(2.22)	—
Net asset value, end of period	$11.34	$13.81
Total return (%)[4,5]	(2.82)	0.00	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.87	17.05	[8]
Expenses including reductions	2.05	2.05	[8]
Net investment income	0.78	0.46	[8]
Portfolio turnover (%)	60	52	[9]

1	The inception date for Class C shares is 8-28-14.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS27

Class I Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	[1]
Per share operating performance
Net asset value, beginning of period	$13.81	$13.02	$11.56	$10.33
Net investment income[2]	0.21	0.16	0.18	0.13
Net realized and unrealized gain (loss) on investments	(0.32)	2.35	1.46	1.21
Total from investment operations	(0.11)	2.51	1.64	1.34
Less distributions
From net investment income	(0.15)	(0.26)	(0.18)	(0.11)
From net realized gain	(2.22)	(1.46)	—	—
Total distributions	(2.37)	(1.72)	(0.18)	(0.11)
Net asset value, end of period	$11.33	$13.81	$13.02	$11.56
Total return (%)[3]	(1.74)	20.53	14.35	13.11	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$89	$120	$88	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.96	0.92	0.96	[5]
Expenses including reductions	0.89	0.89	0.89	0.89	[5]
Net investment income	1.71	1.24	1.48	1.47	[5]
Portfolio turnover (%)	60	52	42	48	[6,7]

1	The inception date for Class I shares is 10-31-11.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.
7	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

28SEE NOTES TO FINANCIAL STATEMENTS

Class 1 Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	[1]
Per share operating performance
Net asset value, beginning of period	$13.81	$13.02	$11.56	$11.04
Net investment income[2]	0.22	0.17	0.19	0.06
Net realized and unrealized gain (loss) on investments	(0.32)	2.35	1.45	0.46
Total from investment operations	(0.10)	2.52	1.64	0.52
Less distributions
From net investment income	(0.16)	(0.27)	(0.18)	—
From net realized gain	(2.22)	(1.46)	—	—
Total distributions	(2.38)	(1.73)	(0.18)	—
Net asset value, end of period	$11.33	$13.81	$13.02	$11.56
Total return (%)[3]	(1.68)	20.60	14.41	4.71	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$51	$58	$54	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	0.84	0.83	0.84	[5]
Expenses including reductions	0.84	0.83	0.83	0.84	[5]
Net investment income	1.78	1.29	1.54	1.77	[5]
Portfolio turnover (%)	60	52	42	48	[6,7]

1	The inception date for Class 1 shares is 5-7-12.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.
7	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS29

Class NAV Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$13.81	$13.03	$11.56	$9.84	$8.30
Net investment income[1]	0.23	0.18	0.20	0.16	0.14
Net realized and unrealized gain (loss) on investments	(0.32)	2.33	1.46	1.68	1.52
Total from investment operations	(0.09)	2.51	1.66	1.84	1.66
Less distributions
From net investment income	(0.17)	(0.27)	(0.19)	(0.12)	(0.12)
From net realized gain	(2.22)	(1.46)	—	—	—
Total distributions	(2.39)	(1.73)	(0.19)	(0.12)	(0.12)
Net asset value, end of period	$11.33	$13.81	$13.03	$11.56	$9.84
Total return (%)[2]	(1.63)	20.56	14.55	18.86	20.03
Ratios and supplemental data
Net assets, end of period (in millions)	$914	$1,005	$939	$1,477	$1,049
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.79	0.78	0.79	0.79
Expenses including reductions	0.79	0.78	0.78	0.79	0.79
Net investment income	1.82	1.34	1.60	1.51	1.47
Portfolio turnover (%)	60	52	42	48 [3]	72

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Excludes merger activity.

30SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock U.S. Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2015, all investments are categorized as Level I under the hierarchy described above, except for short-term U.S. Treasury Bills which are categorized as Level 2.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income,

31

net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the portfolios and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. Commitment fees for the year ended August 31, 2015 were $923. For the year ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes,were

32

calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2015 and 2014 was as follows:

	August 31, 2015	August 31, 2014
Ordinary income	$30,431,559	$22,275,225
Long-term capital gains	177,549,224	116,477,727
Total	$207,980,783	$138,752,952

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis consisted of $18,190,680 of undistributed ordinary income and $106,620,288 of long-term capital gains.

Such distributions and distributable earnings on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market (OTC), on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets,

33

contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2015, the fund used futures contracts to gain exposure to certain U.S securities markets. The fund held futures contracts with notional values ranging up to $30.0 million, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2015:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	223	Long	Sep 2015	$23,157,641	$21,956,580	($1,201,061)
						($1,201,061)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures	Futures†	—	($1,201,061)
				($1,201,061)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

Risk	Statement of operations location	Futures contracts
Equity	Change in unrealized appreciation (depreciation)	($1,201,061)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

34

Management fee. Effective July 1, 2015, the fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: a) 0.780% of the first $500 million aggregrate net assets; b) 0.760% of the aggregrate net assets between $500 million and $1 billion; c) 0.740% of the fund's aggregrate net assets between $1 billion and $2 billion; and d) 0.720% of the fund's aggregrate net assets in excess of $2 billion. Aggregrate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

Prior to July 1, 2015, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: a) 0.780% of the first $500 million aggregrate net assets; b) 0.760% of the aggregrate net assets between $500 million and $1 billion; and c) 0.740% of the fund's aggregrate net assets in excess of $1 billion.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35%, 2.05%, and 0.89% for Class A shares, Class C shares and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

Additionally, the Adviser has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees. Prior to January 1, 2015, this voluntary waiver also excluded blue sky fees and printing and postage. This expense reduction will continue in effect until terminated at any time by the Advisor on notice of the fund.

For the year ended August 31, 2015, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$3,994	Class 1	$4,282
Class C	5,208	Class NAV	75,584
Class I	26,814	Total	$115,882

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 0.75% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These

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accounting and legal services fees incurred for the year ended August 31, 2015, amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $45,773 for the year ended August 31, 2015. Of this amount, $7,649 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $36,189 was paid as sales commissions to broker-dealers and $1,935 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, CDSCs received by the Distributor amounted to $542 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$146,473	$61,068	$9,614	$2,122
Class C	2,850	356	5,547	14
Class I	—	124,378	6,406	2,773
Class 1	28,129	—	—	—
Total	$177,452	$185,802	$21,567	$4,909

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to August 31, 2015, state registration fees and printing and postage amounted to $36,682 and $6,707, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

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Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,090,196	$13,927,289	1,770,759	$23,580,013
Distributions reinvested	690,632	8,322,121	399,274	5,066,786
Repurchased	(1,776,007)	(22,316,388)	(1,170,743)	(15,486,969)
Net increase (decrease)	4,821	($66,978)	999,290	$13,159,830
Class C shares[1]
Sold	30,151	$380,483	7,241	$100,000
Distributions reinvested	1,504	18,208	—	—
Repurchased	(9,872)	(119,508)	—	—
Net increase	21,783	$279,183	7,241	$100,000
Class I shares
Sold	1,933,480	$23,693,753	3,328,867	$43,694,487
Distributions reinvested	1,586,840	19,057,943	965,747	12,216,695
Repurchased	(4,305,483)	(52,792,757)	(2,412,688)	(31,695,629)
Net increase (decrease)	(785,163)	($10,041,061)	1,881,926	$24,215,553
Class 1 shares
Sold	440,178	$5,528,397	330,561	$4,394,473
Distributions reinvested	809,888	9,718,657	548,453	6,932,446
Repurchased	(943,594)	(11,778,266)	(860,736)	(11,450,094)
Net increase (decrease)	306,472	$3,468,788	18,278	($123,175)
Class NAV shares
Sold	2,071,328	$27,024,041	2,578,639	$33,981,695
Distributions reinvested	14,186,920	170,243,045	9,014,267	113,940,338
Repurchased	(8,360,043)	(106,670,048)	(10,945,578)	(149,714,503)
Net increase (decrease)	7,898,205	$90,597,038	647,328	($1,792,470)
Total net increase	7,446,118	$84,236,970	3,554,063	$35,559,738

1 The inception date for Class C shares is 8-28-14.

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on August 31, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $705,637,307 and $795,682,685, respectively, for the year ended August 31, 2015.

Note 8 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

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Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 82.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Lifestyle Growth Portfolio	27.0%
John Hancock Lifestyle Balanced Portfolio	25.7%
John Hancock Lifestyle Moderate Portfolio	7.5%
John Hancock Lifestyle Aggressive Portfolio	7.2%

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AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock U.S. Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock U.S. Equity Fund (the "Fund") at August 31, 2015, the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers and transfer agent and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $177,549,224 in capital gain dividends.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadvisor), for John Hancock U.S. Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its

41

operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and its peer group average for the one- and three-year periods ended December 31, 2014. The Board took into account management's discussion of the fund's performance, including differences in the fund's investment strategies relative to the Lipper peer group. The Board also concluded that the fund's performance is being monitored and reasonably addressed.

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Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

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Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

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The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and

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(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

48

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

49

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

50

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Grantham, Mayo, Van Otterloo & Co. LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

51

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock U.S. Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250824	390A 8/15 10/15

John Hancock

International Small Company Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
International Small Company Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
24	Notes to financial statements
32	Auditor's report
33	Tax information
34	Continuation of investment advisory and subadvisory agreements
39	Trustees and Officers
43	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

Class A shares (without sales charge)[1]
MSCI World ex-USA Small Cap Index
MSCI EAFE Small Cap Index
Morningstar foreign small/mid blend fund category average
–7.42
–5.83
–1.53
–5.60
10.32
10.89
13.50
10.83
8.15
9.23
10.75
9.47
2.26
2.90
3.29
1 year
3 year
5 year
Since inception (4/28/06)

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across developed markets countries, excluding the United States.

The MSCI EAFE Small Cap Index (Europe, Australasia, Far East)(gross of foreign withholding taxes on dividends) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

Prior to June 26, 2014, the fund compared its performance solely to the MSCI EAFE Small Cap Index. From this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World ex-USA Small Cap Index as the primary benchmark index and retained the MSCI EAFE Small Cap Index as the secondary benchmark index to which the fund compares its performance.

1	Class A shares were first offered on 6-27-13. The returns prior to this date are that of Class NAV shares that have been recalculated to reflect gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

International small-cap stocks fell modestly

MSCI international small-cap equity indexes generally declined amid a challenging economic environment and a sharp decline in oil prices.

Positioning in Japan and in larger small-cap stocks detracted

The fund's overall positioning in Japan detracted from the fund's performance relative to the benchmark, as did its positioning in relatively large companies within the small-cap equity universe.

Holdings among the smallest stocks contributed

The fund's holdings at the smallest levels of the small-cap spectrum, including micro caps, had a positive impact on relative performance.

SECTOR COMPOSITION AS OF 8/31/15 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies, and illiquid securities may be more difficult to sell at a price approximating their value. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The use of hedging, derivatives, and other strategic transactions could produce disproportionate gains or losses and may increase costs. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Karen E. Umland, CFA, Dimensional Fund Advisors LP

Karen E. Umland, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Can you describe the market environment during the period and discuss the negative return of the fund's benchmark?

Stocks in developed markets outside the United States fell. While the U.S. economy remained relatively strong, economic news from other key developed markets, such as Japan and Europe, was largely disappointing through most of the period. Europe was shaken by a sovereign debt crisis in Greece, although an eventual deal that the Greek government reached with creditors offered a fairly orderly resolution. Oil prices dropped roughly 50% during the period and commodity prices were soft overall. The outlook for global economic growth was constrained, in part because of concerns that a growth slowdown in China, an emerging market, could have a negative impact on economic activity in developed markets.

The fund's primary benchmark, the MSCI World ex-USA Small Cap Index, outperformed the MSCI World ex-USA Index, which represents large- and mid-cap stocks in developed markets outside the United States. At the sector level, healthcare was the top performer within the fund's benchmark, while energy was the weakest.

The U.S. dollar strengthened against nearly all developed-market currencies, especially the Norwegian krone, New Zealand dollar, and Australian dollar. This had a negative impact on the U.S. dollar-denominated investment returns of non-U.S. developed-market stocks.

Did this environment affect the portfolio team's management of the fund?

No matter what the economic or financial environment, we continued to pursue a disciplined approach to identify securities for purchase or sale in the fund. As a result of our diversified investment approach, the performance of the fund's portfolio of more than 3,000 equity holdings is determined principally by broad trends in non-U.S. developed markets rather than the behavior of a limited group of securities in a particular industry, country, or asset class. Within small-cap non-U.S. developed-market equities, the fund is designed to be broadly diversified across countries, sectors, and companies. While we emphasize diversification, we exclude certain small-cap stocks that our research indicates have lower expected returns, for example, those with a combination of higher relative prices and lower profitability.

4

"In Japan, the largest country component of the benchmark, the fund had a slightly lower weighting than the benchmark. This had a negative impact, as Japanese equities generally outperformed."

The fund underperformed relative to its benchmark during the period. At the country level, what factors had the most significant impact on this result?

In Japan, the largest country component of the benchmark, the fund had a slightly lower weighting than the benchmark. This had a negative impact, as Japanese equities generally outperformed. Differences in the composition of the fund's Japanese holdings compared with the benchmark's Japanese component also detracted from performance.

The fund's holdings in Australia also underperformed those in the benchmark. However, the fund's modest underweight in Canada aided relative performance, as Canadian stocks significantly underperformed.

At the market capitalization level, were there any significant performance differences versus the benchmark?

Overall, the fund held a lesser weight relative to the benchmark in larger stocks within the small-cap equity universe. These larger stocks outperformed, and, as a result, the fund's lesser weight detracted from relative performance.

However, the fund outperformed at the smallest levels of the small-cap spectrum, including micro caps. At these levels, the fund's exclusion of certain in-benchmark stocks with lower profitability

TOP 10 HOLDINGS AS OF 8/31/15 (%)

DCC PLC	0.3
DS Smith PLC	0.3
Banca Popolare di Milano Scarl	0.3
Berkeley Group Holdings PLC	0.3
Arkema SA	0.3
Rightmove PLC	0.3
Lanxess AG	0.3
Banca Popolare dell'Emilia Romagna SC	0.3
Elisa OYJ	0.3
Bellway PLC	0.3
TOTAL	3.0
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"Holdings differences compared with the benchmark weighed on relative performance in the financials and consumer staples sectors."
had a positive impact on relative performance overall, as a number of these companies underperformed.

What were the significant factors at the sector level?

Holdings differences compared with the benchmark weighed on relative performance in the financials and consumer staples sectors. On the positive side, holdings differences aided relative results in telecommunication services and energy.

Another contributor was the fund's lack of exposure to international real estate investment trusts (REITs), which are included in the benchmark within the financials sector. REITs underperformed relative to the benchmark during the period.

How was the fund positioned at the end of the period?

In keeping with our long-term investment approach, the fund was broadly diversified across small-cap stocks in non-U.S. developed markets. Relative to its benchmark, the fund had greater exposure to micro-cap stocks and less exposure to international REITs, the latter of which are generally excluded from the fund's eligible buy universe. In addition, consistent with our research, we generally underweight or exclude a subset of the small-cap universe characterized by a combination of higher relative prices and lower profitability. The fund held higher weights relative to the

TOP 10 COUNTRIES AS OF 8/31/15 (%)

Japan	22.9
United Kingdom	18.0
Canada	7.4
Germany	6.7
Australia	5.9
Switzerland	4.7
France	4.6
Italy	4.2
Hong Kong	3.3
Sweden	2.8
TOTAL	80.5
As a percentage of net assets.
Cash and cash equivalents are not included.

6

benchmark in the industrials and consumer discretionary sectors and a relatively lesser weight in financials. The fund also held a lesser weight in Japan relative to the benchmark.

Were there any substantive changes at the fund during the period?

Effective August 10, 2015, Arun Keswani, CFA, and Bhanu P. Singh were named as portfolio managers of the fund. Joseph H. Chi, CFA, Jed S. Fogdall, Henry F. Gray, and Karen E. Umland, CFA, continue to serve as portfolio managers of the fund.

MANAGED BY

Joseph H. Chi, CFA On the fund since 2010 Investing since 2005
Jed S. Fogdall On the fund since 2010 Investing since 2004
Henry F. Gray On the fund since 2012 Investing since 1995
Karen E. Umland, CFA On the fund since 2006 Investing since 1988
Arun Keswani, CFA On the fund since 2015 Investing since 2006
Bhanu P. Singh On the fund since 2015 Investing since 2003

The views expressed in this report are exclusively those of Karen E. Umland, CFA, Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge					Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception		5-year	Since inception
Class A1	-12.05	7.05	1.70	[2]	40.55	17.10	[2]
Class C	-8.89	--	-8.59	[3]	--	-10.06	[3]
Class I1,4	-6.92	8.59	2.68	[2]	50.98	27.98	[2]
Class NAV[4]	-6.87	8.74	2.82	[2]	52.06	29.72	[2]
Index 1†	-5.83	9.23	2.90	[2]	55.47	30.65	[2]
Index 2†	-1.53	10.75	3.29	[2]	66.65	35.31	[2]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class NAV
Gross (%)	1.56	2.24	1.24	1.11
Net (%)	1.56	2.24	1.23	1.11

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World ex-USA Small Cap Index; Index 2 is the MSCI EAFE Small Cap Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Small Company Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1($)	Index 2 ($)
Class C5	6-27-14	8,994	8,994	13,065	13,531
Class I1,4	4-28-06	12,798	12,798	13,065	13,531
Class NAV[4]	4-28-06	12,972	12,972	13,065	13,531

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across developed markets countries (excluding the United States).

The MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would result in lower returns.

Prior to June 26, 2014, the fund compared its performance solely to the MSCI EAFE Small Cap Index. From this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the MSCI World ex-USA Small Cap Index as the primary benchmark index and retained the MSCI EAFE Small Cap Index as the secondary benchmark index to which the fund compares its performance.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A and Class I shares, as applicable.
2	From 4-28-06.
3	From 6-27-14.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$979.20	$8.13	1.63%
Class C	1,000.00	976.30	11.71	2.35%
Class I	1,000.00	981.10	6.14	1.23%
Class NAV	1,000.00	982.10	5.15	1.03%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.00	$8.29	1.63%
Class C	1,000.00	1,013.40	11.93	2.35%
Class I	1,000.00	1,019.00	6.26	1.23%
Class NAV	1,000.00	1,020.00	5.24	1.03%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

Summary of fund's investments as of 8-31-15
(showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

	Shares	Value	% of Net Assets
Common stocks 99.2%		$698,077,988
(Cost $675,202,144)
Australia 5.9%		41,483,646	5.9%
Austria 1.2%		8,265,036	1.2%
Belgium 1.8%		12,806,549	1.8%
Ackermans & van Haaren NV	10,439	1,545,916	0.2%
OTHER SECURITIES		11,260,633	1.6%
Bermuda 0.3%		1,902,374	0.3%
Hiscox, Ltd.	114,355	1,566,936	0.2%
OTHER SECURITIES		335,438	0.1%
Cambodia 0.1%		328,876	0.1%
Canada 7.4%		52,269,631	7.4%
China 0.1%		1,027,163	0.1%
Cyprus 0.0%		200,422	0.0%
Denmark 1.8%		12,691,361	1.8%
Faroe Islands 0.1%		342,332	0.1%
Finland 2.6%		17,943,170	2.6%
Elisa OYJ	54,577	1,816,085	0.3%
Orion OYJ, Class A	8,650	340,972	0.1%
Orion OYJ, Class B	33,188	1,312,747	0.2%
OTHER SECURITIES		14,473,366	2.0%
France 4.6%		32,270,881	4.6%
Arkema SA	27,016	1,903,090	0.3%
Lagardere SCA	50,311	1,367,584	0.2%
Teleperformance	23,750	1,669,678	0.3%
OTHER SECURITIES		27,330,529	3.8%
Gabon 0.0%		46,224	0.0%
Georgia 0.1%		341,557	0.1%
Germany 6.4%		45,108,994	6.4%
Dialog Semiconductor PLC (I)	30,116	1,440,064	0.2%
Freenet AG	49,443	1,568,211	0.2%
Lanxess AG	37,331	1,892,834	0.3%
LEG Immobilien AG (I)	22,176	1,662,461	0.2%

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Germany (continued)
Osram Licht AG	28,740	$1,516,940	0.2%
OTHER SECURITIES		37,028,484	5.3%
Gibraltar 0.1%		581,171	0.1%
Greece 0.0%		83	0.0%
Guernsey, Channel Islands 0.0%		25,852	0.0%
Hong Kong 3.3%		23,166,407	3.3%
India 0.1%		337,234	0.1%
Ireland 1.4%		9,707,480	1.4%
DCC PLC	29,748	2,206,429	0.3%
OTHER SECURITIES		7,501,051	1.1%
Isle of Man 0.1%		946,999	0.1%
Israel 0.8%		5,792,069	0.8%
Italy 4.2%		29,413,040	4.2%
Banca Popolare dell'Emilia Romagna SC	214,822	1,835,223	0.3%
Banca Popolare di Milano Scarl	2,041,001	2,157,199	0.3%
Mediaset SpA	296,395	1,416,843	0.2%
Prysmian SpA	72,624	1,549,678	0.2%
OTHER SECURITIES		22,454,097	3.2%
Japan 22.9%		161,283,294	22.9%
Jersey, Channel Islands 0.2%		1,352,045	0.2%
Liechtenstein 0.0%		302,181	0.0%
Luxembourg 0.4%		3,075,668	0.4%
Macau 0.0%		109,785	0.0%
Malaysia 0.0%		39,518	0.0%
Malta 0.1%		799,523	0.1%
Monaco 0.0%		47,985	0.0%
Mongolia 0.0%		47,673	0.0%
Netherlands 1.8%		12,656,525	1.8%
New Zealand 1.0%		7,340,258	1.0%
Norway 0.6%		4,161,581	0.6%
Peru 0.0%		34,007	0.0%
Philippines 0.0%		31,451	0.0%
Portugal 0.5%		3,470,296	0.5%

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value	% of Net Assets
Singapore 1.2%		$8,635,848	1.2%
South Africa 0.1%		387,318	0.1%
Spain 2.3%		16,372,942	2.3%
Distribuidora Internacional de Alimentacion SA (I)	212,948	1,277,070	0.2%
Gamesa Corporacion Tecnologica SA	98,405	1,471,472	0.2%
OTHER SECURITIES		13,624,400	1.9%
Sweden 2.8%		19,914,396	2.8%
Switzerland 4.7%		33,151,889	4.7%
Flughafen Zuerich AG	1,609	1,279,673	0.2%
GAM Holding AG (I)	70,464	1,298,251	0.2%
Helvetia Holding AG	2,968	1,563,114	0.2%
Straumann Holding AG	4,190	1,250,697	0.2%
OTHER SECURITIES		27,760,154	3.9%
Thailand 0.0%		7,054	0.0%
United Arab Emirates 0.0%		207,181	0.0%
United Kingdom 18.0%		126,422,401	18.0%
Amec Foster Wheeler PLC	130,671	1,604,136	0.2%
Amlin PLC	175,495	1,381,491	0.2%
Bellway PLC	47,585	1,802,341	0.3%
Berkeley Group Holdings PLC	40,346	2,068,858	0.3%
Booker Group PLC	496,944	1,276,524	0.2%
Close Brothers Group PLC	59,649	1,352,433	0.2%
Cobham PLC	353,004	1,512,740	0.2%
Croda International PLC	38,831	1,713,292	0.3%
Daily Mail & General Trust PLC	99,459	1,245,692	0.2%
DS Smith PLC	359,113	2,158,250	0.3%
Greene King PLC	112,099	1,405,385	0.2%
Halma PLC	138,294	1,593,353	0.2%
Hays PLC	522,426	1,271,160	0.2%
Henderson Group PLC	412,921	1,626,932	0.2%
Howden Joinery Group PLC	236,417	1,734,030	0.3%
ICAP PLC	184,801	1,277,179	0.2%
IG Group Holdings PLC	132,851	1,465,684	0.2%
Inchcape PLC	147,802	1,645,054	0.2%
Informa PLC	199,727	1,761,770	0.3%
Man Group PLC	602,130	1,472,478	0.2%
Melrose Industries PLC	368,281	1,497,082	0.2%
Pennon Group PLC	149,629	1,761,438	0.3%
Rentokil Initial PLC	654,632	1,483,334	0.2%
Rightmove PLC	33,425	1,894,939	0.3%
Spectris PLC	45,010	1,251,286	0.2%
Tate & Lyle PLC	178,693	1,470,494	0.2%
William Hill PLC	304,706	1,670,206	0.2%

14SEE NOTES TO FINANCIAL STATEMENTS

Shares	Value	% of Net Assets
United Kingdom (continued)
OTHER SECURITIES	$84,024,840	11.8%
United States 0.2%	1,228,618	0.2%
Preferred securities 0.3%	$2,042,767
(Cost $2,008,664)
Germany 0.3%	2,042,767	0.3%
Rights 0.0%	$16,744	0.0%
(Cost $33,543)
Warrants 0.0%	$748	0.0%
(Cost $0)
Yield (%)	Shares	Value	% of Net Assets
Securities lending collateral 5.0%	$34,823,101
(Cost $34,823,128)
John Hancock Collateral Trust (W)	0.1436(Y	)	3,480,535	34,823,101	5.0%
Total investments (Cost $712,067,479)† 104.5%	$734,961,348	104.5%
Other assets and liabilities, net (4.5%)	(31,385,185)	(4.5)%
Total net assets 100.0%	$703,576,163	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $715,199,504. Net unrealized appreciation aggregated $19,761,844, of which $121,489,680 related to appreciated investment securities and $101,727,836 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments in unaffiliated issuers, at value (Cost $677,244,351) including $33,033,818 of securities loaned	$700,138,247
Investments in affiliated issuers, at value (Cost $34,823,128)	34,823,101
Total investments, at value (Cost $712,067,479)	734,961,348
Foreign currency, at value (Cost $1,713,465)	1,695,263
Receivable for investments sold	2,685,984
Receivable for fund shares sold	43,725
Dividends and interest receivable	1,577,367
Receivable for securities lending income	48,158
Other receivables and prepaid expenses	37,193
Total assets	741,049,038
Liabilities
Due to custodian	225,204
Payable for investments purchased	2,077,052
Payable for fund shares repurchased	176,477
Payable upon return of securities loaned	34,829,295
Payable to affiliates
Accounting and legal services fees	6,832
Transfer agent fees	344
Other liabilities and accrued expenses	157,671
Total liabilities	37,472,875
Net assets	$703,576,163
Net assets consist of
Paid-in capital	$755,211,302
Undistributed net investment income	5,484,032
Accumulated net realized gain (loss) on investments and foreign currency transactions	(79,972,707)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	22,853,536
Net assets	$703,576,163

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($1,505,615 ÷ 152,504 shares)[1]	$9.87
Class C ($1,220,239 ÷ 123,691 shares)[1]	$9.87
Class I ($565,589 ÷ 57,274 shares)	$9.88
Class NAV ($700,284,720 ÷ 70,858,294 shares)	$9.88
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$10.39

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENT OF OPERATIONS   For the year ended 8-31-15

Investment income
Dividends	$17,721,134
Securities lending	613,715
Interest	2,254
Less foreign taxes withheld	(1,568,136)
Total investment income	16,768,967
Expenses
Investment management fees	5,876,728
Distribution and service fees	16,822
Accounting and legal services fees	73,241
Transfer agent fees	5,610
Trustees' fees	7,565
State registration fees	44,981
Printing and postage	7,599
Professional fees	65,856
Custodian fees	410,119
Registration and filing fees	64,416
Other	13,291
Total expenses	6,586,228
Less expense reductions	(58,014)
Net expenses	6,528,214
Net investment income	10,240,753
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	16,878,352
Investments in affiliated issuers	(3,745)
16,874,607
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(73,278,701)
Investments in affiliated issuers	(1,028)
(73,279,729)
Net realized and unrealized loss	(56,405,122)
Decrease in net assets from operations	($46,164,369)

18SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income	$10,240,753	$9,157,485
Net realized gain	16,874,607	30,857,144
Change in net unrealized appreciation (depreciation)	(73,279,729)	62,649,783
Increase (decrease) in net assets resulting from operations	(46,164,369)	102,664,412
Distributions to shareholders
From net investment income
Class A	(46,520)	(3,939)
Class C	(1,293)	—
Class I	(2,928)	(1,428)
Class NAV	(9,861,831)	(7,586,748)
Total distributions	(9,912,572)	(7,592,115)
From fund share transactions	167,227,097	(20,417,978)
Total increase	111,150,156	74,654,319
Net assets
Beginning of year	592,426,007	517,771,688
End of year	$703,576,163	$592,426,007
Undistributed net investment income	$5,484,032	$5,030,019

SEE NOTES TO FINANCIAL STATEMENTS19

Financial highlights

Class A Shares Period ended	8-31-15	8-31-14	8-31-13	[1]
Per share operating performance
Net asset value, beginning of period	$10.79	$9.11	$8.50
Net investment income[2]	0.11	0.18	—	[3]
Net realized and unrealized gain (loss) on investments	(0.91)	1.58	0.61
Total from investment operations	(0.80)	1.76	0.61
Less distributions
From net investment income	(0.12)	(0.08)	—
Total distributions	(0.12)	(0.08)	—
Net asset value, end of period	$9.87	$10.79	$9.11
Total return (%)[4,5]	(7.42)	19.40	7.18	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$5	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.65	2.41	18.73	[8]
Expenses including reductions	1.63	1.63	1.63	[8]
Net investment income	1.07	1.67	0.08	[8]
Portfolio turnover (%)	11	11	9	[9]

1	The inception date for Class A shares is 6-27-13.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

20SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	8-31-15	8-31-14	[1]
Per share operating performance
Net asset value, beginning of period	$10.77	$11.02
Net investment income (loss)[2]	0.07	(0.01)
Net realized and unrealized loss on investments	(0.93)	(0.24)
Total from investment operations	(0.86)	(0.25)
Less distributions
From net investment income	(0.04)	—
Total distributions	(0.04)	—
Net asset value, end of period	$9.87	$10.77
Total return (%)[3,4]	(7.97)	(2.27	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.13	17.76	[7]
Expenses including reductions	2.35	2.35	[7]
Net investment income (loss)	0.65	(0.71	) [7]
Portfolio turnover (%)	11	11	[8]

1	The inception date for Class C shares is 6-27-14.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS21

Class I Shares Period ended	8-31-15	8-31-14	8-31-13	[1]
Per share operating performance
Net asset value, beginning of period	$10.79	$9.12	$8.50
Net investment income[2]	0.18	0.16	0.01
Net realized and unrealized gain (loss) on investments	(0.93)	1.63	0.61
Total from investment operations	(0.75)	1.79	0.62
Less distributions
From net investment income	(0.16)	(0.12)	—
Total distributions	(0.16)	(0.12)	—
Net asset value, end of period	$9.88	$10.79	$9.12
Total return (%)[3]	(6.92)	19.71	7.29	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	— [5]	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.72	14.40	18.78	[6]
Expenses including reductions	1.23	1.23	1.23	[6]
Net investment income	1.76	1.49	0.47	[6]
Portfolio turnover (%)	11	11	9	[7]

1	The inception date for Class I shares is 6-27-13.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-12-12 to 8-31-13.

22SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$10.80	$9.12	$7.59	$8.15	$7.08
Net investment income[1]	0.17	0.17	0.15	0.14	0.14
Net realized and unrealized gain (loss) on investments	(0.92)	1.64	1.52	(0.55)	1.08
Total from investment operations	(0.75)	1.81	1.67	(0.41)	1.22
Less distributions
From net investment income	(0.17)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions	(0.17)	(0.13)	(0.14)	(0.15)	(0.15)
Net asset value, end of period	$9.88	$10.80	$9.12	$7.59	$8.15
Total return (%)[2]	(6.87)	19.98	22.17	(4.87)	17.11
Ratios and supplemental data
Net assets, end of period (in millions)	$700	$587	$518	$250	$191
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.10	1.09	1.09	1.09
Expenses including reductions	1.05	1.09	1.09	1.09	1.09
Net investment income	1.66	1.57	1.73	1.91	1.61
Portfolio turnover (%)	11	11	9	9	14

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS23

Notes to financial statements

Note 1 — Organization

John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

24

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$41,483,646	$244,379	$41,189,827	$49,440
Austria	8,265,036	—	8,265,036	—
Belgium	12,806,549	—	12,806,549	—
Bermuda	1,902,374	—	1,902,374	—
Cambodia	328,876	—	328,876	—
Canada	52,269,631	52,267,885	—	1,746
China	1,027,163	143,701	883,462	—
Cyprus	200,422	—	200,422	—
Denmark	12,691,361	—	12,691,361	—
Faroe Islands	342,332	—	342,332	—
Finland	17,943,170	—	17,940,091	3,079
France	32,270,881	—	32,270,881	—
Gabon	46,224	—	46,224	—
Georgia	341,557	—	341,557	—
Germany	45,108,994	21,370	45,087,624	—
Gibraltar	581,171	—	581,171	—
Greece	83	—	—	83
Guernsey, Channel Islands	25,852	—	25,852	—
Hong Kong	23,166,407	7,503	23,134,283	24,621
India	337,234	—	337,234	—
Ireland	9,707,480	—	9,707,480	—
Isle of Man	946,999	—	946,999	—
Israel	5,792,069	295,389	5,496,680	—
Italy	29,413,040	—	29,365,741	47,299
Japan	161,283,294	—	161,283,294	—
Jersey, Channel Islands	1,352,045	—	1,352,045	—
Liechtenstein	302,181	—	302,181	—
Luxembourg	3,075,668	—	3,075,668	—
Macau	109,785	—	109,785	—
Malaysia	39,518	—	39,518	—
Malta	799,523	—	799,523	—
Monaco	47,985	—	47,985	—
Mongolia	47,673	—	47,673	—
Netherlands	12,656,525	—	12,656,525	—
New Zealand	7,340,258	—	7,340,258	—
Norway	4,161,581	—	4,161,581	—
Peru	34,007	—	34,007	—
Philippines	31,451	—	31,451	—

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	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Portugal	3,470,296	—	3,470,296	—
Singapore	8,635,848	—	8,526,807	109,041
South Africa	387,318	—	387,318	—
Spain	16,372,942	—	16,372,942	—
Sweden	19,914,396	—	19,914,396	—
Switzerland	33,151,889	—	33,151,889	—
Thailand	7,054	—	7,054	—
United Arab Emirates	207,181	—	207,181	—
United Kingdom	126,422,401	81,434	126,331,328	9,639
United States	1,228,618	360,833	867,785	—
Preferred securities	2,042,767	—	2,042,767	—
Rights	16,744	14,622	—	2,122
Warrants	748	748	—	—
Securities lending collateral	34,823,101	34,823,101	—	—
Total investments in securities	$734,961,348	$88,260,965	$646,453,313	$247,070

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

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Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank. that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2015 were $709. For the year ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment

27

capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2015, the fund has a short-term capital loss carryforward of $78,647,279 available to offset future net realized capital gains, which expires on August 31, 2018.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2015 and 2014 was as follows:

	August 31, 2015	August 31, 2014
Orindary income	$9,912,572	$7,592,115

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis consisted of $7,920,959 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies, wash sale loss deferrals and other loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, equal to the sum of 0.950% of the fund's aggregate net assets. Aggregate net assets include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31,

28

2015 this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.63%, 2.35%, and 1.23% for Class A, Class C, and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and expenses, short dividend expense and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The current expense limitation agreement expires on December 31, 2015 for Class A, Class C, and Class I shares, unless renewed by the mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Adviser has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, short dividend expense, and acquired fund fees. Prior to January 1, 2015 this voluntary waiver also excluded blue sky fees and printing and postage. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to the following for the year ended August 31, 2015:

Class	Expense reduction	Class	Expense reduction
Class A	$789	Class NAV	$46,854
Class C	4,784	Total	$58,014
Class I	5,587

The investment management fees, included the impact of the waivers and reimbursement s as described above, incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 0.94% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,691 for the year ended August 31, 2015. Of this amount, $1,702 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $911 was paid as sales commissions to broker-dealers and $78 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

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Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, CDSCs received by the Distributor amounted to $114 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$10,624	$4,407	$5,803	$31
Class C	6,198	778	5,846	16
Class I	—	425	5,803	31
Total	$16,822	$5,610	$17,452	$78

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period ended January 1, 2015 to August 31, 2015, state registration fees and printing and postage amounted to $27,529 and $7,521, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	97,775	$996,344	548,025	$5,911,229
Distributions reinvested	4,861	46,520	291	2,969
Repurchased	(456,495)	(4,682,947)	(54,161)	(580,234)
Net increase (decrease)	(353,859)	($3,640,083)	494,155	$5,333,964
Class C shares[1]
Sold	130,361	$1,310,549	9,521	$104,907
Distributions reinvested	97	929	—	—
Repurchased	(16,288)	(164,834)	—	—
Net increase	114,170	$1,146,644	9,521	$104,907

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		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class I shares
Sold	73,571	$750,702	12,026	$129,216
Distributions reinvested	113	1,075	—	—
Repurchased	(40,201)	(400,152)	—	—
Net increase	33,483	$351,625	12,026	$129,216
Class NAV shares
Sold	15,984,628	$164,250,106	2,178,344	$23,096,102
Distributions reinvested	1,033,735	9,861,831	746,727	7,586,748
Repurchased	(484,855)	(4,743,026)	(5,327,405)	(56,668,915)
Net increase (decrease)	16,533,508	$169,368,911	(2,402,334)	($25,986,065)
Total net increase (decrease)	16,327,302	$167,227,097	(1,886,632)	($20,417,978)

1 The inception date for Class C shares is 6-27-14.

Affiliates of the fund owned100% of shares of beneficial interest of Class NAV shares, on August 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $229,456,280 and $64,774,495, respectively, for the year ended August 31, 2015.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 99.5% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Lifestyle Growth Portfolio	34.4%
John Hancock Lifestyle Balanced Portfolio	25.4%
John Hancock Lifestyle Aggressive Portfolio	15.0%
John Hancock Lifestyle Moderate Portfolio	5.1%

31

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock International Small Company Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock International Small Company Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers and transfer agent and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $15,539,858. The fund intends to pass through foreign tax credits of $1,056,470.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor), for John Hancock International Small Company Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and its peer group average for the one-year period ended December 31, 2014. The Board took into account management's discussion of the fund's performance, including

35

differences in the fund's investment strategies relative to the Lipper peer group. The Board concluded that the fund's performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and that total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses, including actions taken that will further reduce certain fund expenses. The Board took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

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Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	the Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these

37

services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

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Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250814	424A 8/15 10/15

John Hancock

Small Cap Value Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Small Cap Value Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
21	Financial highlights
25	Notes to financial statements
32	Auditor's report
33	Tax information
34	Continuation of investment advisory and subadvisory agreements
39	Trustees and Officers
43	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. small cap value stocks took a beating

The fund's benchmark, the Russell 2000 Value Index, lost 4.95% for the year.

Fund posted a positive return

The fund outperformed its benchmark due to effective stock selection.

Selections in the energy sector were major contributors

Energy was the top contributor and financials the biggest detractor from a sector standpoint relative to the benchmark.

SECTOR COMPOSITION AS OF 8/31/15 (%)

A note about risks

The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. The fund may invest in initial public offerings, which are frequently volatile in price. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions could produce disproportionate gains or losses and may increase volatility and costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Timothy J. McCormack, CFA, Wellington Management Company LLP

Timothy J. McCormack, CFA
Portfolio Manager
Wellington Management Company LLP

Can you describe the market environment over the past 12 months?

For the 12-month period ended August 31, 2015, U.S. small-cap stocks, as measured by the Russell 2000 Index, were flat, ending the period up only 0.03%. U.S. small-cap stocks modestly trailed large-cap stocks, as measured by the Russell 1000 Index, which advanced 0.40%. Small-cap growth stocks, as measured by the Russell 2000 Growth Index, advanced 5.11%, outperforming the 4.95% loss posted by small-cap value stocks, as measured by the fund's benchmark, the Russell 2000 Value Index.

Accommodative global monetary policy continued to be a central theme in the second half of 2014 and early 2015. The Bank of Japan unexpectedly expanded its quantitative easing (QE) policy, the People's Bank of China surprised markets with its first rate cut in two years, and investors cheered after the European Central Bank (ECB) over delivered on already-high expectations. The ECB boldly announced an open-ended sovereign QE program to combat record low inflation and stimulate growth in Europe.

Global economic data generally remained constructive, with continued signs of a gradual recovery in the United States and Europe. An ongoing boom in corporate takeovers also fueled bullish sentiment. Global merger-and-acquisition activity remained robust, with 2015 on pace to be the second-highest year of deal volume, trailing only 2007.

Investor fears were amplified in mid-August when China unexpectedly devalued its currency, triggering concerns about global disinflationary trends, a weaker-than-anticipated global growth backdrop, and further currency devaluations. With these fears in mind, global equities declined sharply and August's monthly return was the worst monthly performance since May 2012.

4

"Investor fears were amplified in mid-August when China unexpectedly devalued its currency, triggering concerns about global disinflationary trends, a weaker-than-anticipated global growth backdrop, and further currency devaluations."

The fund materially outperformed its benchmark. What drove this outperformance?

Stock selection contributed to relative performance in nine out of ten sectors, particularly within energy, industrials, materials, and consumer staples. Within the struggling energy sector, our bias toward higher quality names helped us to avoid those securities that delivered particularly negative returns, which in turn contributed to relative performance. Stock selection in the information technology sector and an underweight in the financials sector modestly offset general outperformance.

Top relative contributors included electrical personal care products company Helen of Troy, Ltd., manufacturer of consumer medical products ICU Medical, Inc. and consumer packaged goods company Post Holdings, Inc. Helen of Troy shares rose after the company reported strong earnings that exceeded the market's expectations. The company had a management transition in 2014 and the new team has focused on increasing its channel and distribution into key retailers to boost the company's longer-term growth. We retained the fund's position during this period, in light of the

TOP 10 HOLDINGS AS OF 8/31/15 (%) (LONG)

G&K Services, Inc., Class A	2.5
Mueller Industries, Inc.	2.4
Webster Financial Corp.	2.2
Post Holdings, Inc.	2.0
Helen of Troy, Ltd.	1.9
Scorpio Tankers, Inc.	1.9
Sensient Technologies Corp.	1.8
Cubic Corp.	1.8
International Bancshares Corp.	1.8
Albany International Corp., Class A	1.7
TOTAL	20.0
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"Stock selection contributed to relative performance in nine out of ten sectors, particularly within energy, industrials, materials, and consumer staples."
stable, high-quality characteristics of the underlying business, as well as our confidence in the longer-term strategy of the new management team.

ICU Medical reported better-than-expected earnings and raised guidance for 2015. The company benefited from increased sales of infusion therapy products.

Post Holdings began as a ready-to-eat cereal company, but has diversified through acquisitions. The company has improved its operational efficiency, resulting in stronger earnings.

What were some detractors from performance?

Top detractors from relative performance included manufacturer of networking, connectivity, and cable products Belden, Inc., global coal tar distiller and producer of carbon compounds and treated wood products Koppers Holdings, Inc., and clothing and accessories retailer Ascena Retail Group Inc. Belden shares declined early in the period after disappointing with earnings that were only in line with analysts' expectations, following several quarters of reporting better-than-expected results. The company also lowered full-year guidance due to expected weakness related to foreign exchange and emerging-market weakness.

Koppers shares were negatively impacted by falling oil prices. We trimmed the fund's position in Koppers in recognition of the increased risk profile resulting from the additional leverage now on the balance sheet.

Ascena experienced challenging results in its Justice division, driving disappointing results and a reduction in future earnings guidance. Recently, the company acquired the Ann Taylor brand with the intent to use existing distribution platforms and shared cost structures to generate operational savings. Management at Ascena is also seeking to address the issues in the Justice brand, as they appointed a new chief executive to move the brand back to everyday basics.

6

How was the portfolio positioned at the end of the period?

The fund's largest overweights relative to the benchmark were in the industrials, healthcare, and consumer staples sectors, and its largest relative underweights were in the financials and consumer discretionary sectors.

MANAGED BY

Timothy J. McCormack, CFA On the fund since 2008 Investing since 2004
Shaun F. Pedersen On the fund since 2008 Investing since 2004

The views expressed in this report are exclusively those of Timothy J. McCormack, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A2	-2.62	13.34	15.26	87.01	159.32
Class I2,3	2.82	14.85	16.51	99.83	178.71
Class R6[2,3]	3.00	14.99	16.64	101.03	180.87
Class NAV[3]	3.05	15.07	16.69	101.75	181.75
Index†	-4.95	13.23	14.23	86.15	144.17

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross (%)	1.62	1.29	1.18	1.16
Net (%)	1.57	1.27	1.14	1.16

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Value Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2,3	12-16-08	27,871	27,871	24,417
Class R6[2,3]	12-16-08	28,087	28,087	24,417
Class NAV[3]	12-16-08	28,175	28,175	24,417

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-16-08.
2	Class A, Class I, and Class R6 shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class R6 shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$948.30	$7.76	1.58%
Class I	1,000.00	950.30	6.14	1.25%
Class R6	1,000.00	950.30	5.41	1.10%
Class NAV	1,000.00	950.80	5.31	1.08%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.20	$8.03	1.58%
Class I	1,000.00	1,018.90	6.36	1.25%
Class R6	1,000.00	1,019.70	5.60	1.10%
Class NAV	1,000.00	1,019.80	5.50	1.08%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

As of 8-31-15
	Shares	Value
Common stocks 95.7%		$318,980,402
(Cost $273,362,281)
Consumer discretionary 6.9%		22,992,958
Auto components 0.2%
Horizon Global Corp. (I)	49,550	518,293
Household durables 1.9%
Helen of Troy, Ltd. (I)	74,840	6,371,878
Multiline retail 1.2%
Fred's, Inc., Class A	304,550	3,995,696
Specialty retail 3.6%
Ascena Retail Group, Inc. (I)	367,320	4,433,552
CST Brands, Inc.	24,470	849,598
Stage Stores, Inc. (L)	231,970	2,491,358
The Cato Corp., Class A	123,330	4,332,583
Consumer staples 5.9%		19,669,699
Beverages 1.2%
C&C Group PLC	1,017,359	4,051,412
Food and staples retailing 1.3%
Casey's General Stores, Inc.	41,990	4,445,061
Food products 3.4%
Cranswick PLC	173,087	4,463,748
Post Holdings, Inc. (I)	102,780	6,709,478
Energy 6.6%		21,976,753
Energy equipment and services 2.3%
Era Group, Inc. (I)	132,228	2,234,653
SEACOR Holdings, Inc. (I)	64,758	4,177,539
Tesco Corp.	139,700	1,186,053
Oil, gas and consumable fuels 4.3%
Diamondback Energy, Inc. (I)	11,408	779,052
Dorian LPG, Ltd. (I)	210,420	2,773,336
RSP Permian, Inc. (I)	192,480	4,607,971
Scorpio Tankers, Inc.	657,310	6,218,149
Financials 20.2%		67,372,619
Banks 11.4%
First Busey Corp.	366,172	2,343,501
First Midwest Bancorp, Inc.	300,220	5,295,881
First Niagara Financial Group, Inc.	360,530	3,334,903
Flushing Financial Corp.	105,968	2,114,062
Great Western Bancorp, Inc.	151,780	3,820,303

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Hancock Holding Company	120,900	$3,394,872
International Bancshares Corp.	230,570	5,914,121
MB Financial, Inc.	138,630	4,566,472
Webster Financial Corp.	206,610	7,309,862
Capital markets 1.0%
Ares Capital Corp.	34,740	547,850
Solar Capital, Ltd.	149,550	2,648,531
Insurance 3.1%
Alleghany Corp. (I)	2,320	1,089,913
AMERISAFE, Inc.	45,330	2,118,724
Assured Guaranty, Ltd.	17,725	447,734
Primerica, Inc.	108,700	4,618,663
Reinsurance Group of America, Inc.	12,100	1,099,648
White Mountains Insurance Group, Ltd.	1,265	909,927
Real estate investment trusts 3.2%
Corrections Corp. of America	18,830	553,225
DiamondRock Hospitality Company	233,372	2,744,455
Education Realty Trust, Inc.	107,216	3,136,068
Kite Realty Group Trust	20,095	472,433
Mid-America Apartment Communities, Inc.	9,070	712,811
Summit Hotel Properties, Inc.	252,870	3,067,313
Thrifts and mortgage finance 1.5%
Northwest Bancshares, Inc.	398,080	5,111,347
Health care 11.9%		39,704,693
Health care equipment and supplies 4.1%
Haemonetics Corp. (I)	103,630	3,742,079
ICU Medical, Inc. (I)	39,600	4,495,392
STERIS Corp.	83,750	5,364,188
Health care providers and services 2.0%
Amsurg Corp. (I)	63,870	5,008,685
CorVel Corp. (I)	51,660	1,551,350
Health care technology 2.7%
Allscripts Healthcare Solutions, Inc. (I)	380,000	5,232,600
MedAssets, Inc. (I)	181,050	3,823,776
Life sciences tools and services 2.0%
Charles River Laboratories International, Inc. (I)	77,650	5,349,309
ICON PLC (I)	17,170	1,322,090
Pharmaceuticals 1.1%
Phibro Animal Health Corp., Class A	108,080	3,815,224

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Industrials 27.6%		$91,921,849
Aerospace and defense 1.8%
Cubic Corp.	141,411	5,956,231
Air freight and logistics 0.7%
UTi Worldwide, Inc. (I)	348,590	2,481,961
Building products 0.7%
Tyman PLC	511,316	2,245,713
Commercial services and supplies 9.5%
ACCO Brands Corp. (I)	548,860	4,171,336
Clean Harbors, Inc. (I)	9,950	488,744
Essendant, Inc.	165,580	5,712,510
G&K Services, Inc., Class A	122,210	8,262,618
Matthews International Corp., Class A	112,110	5,692,946
SP Plus Corp. (I)	188,748	4,335,542
Steelcase, Inc., Class A	169,260	2,984,054
Construction and engineering 1.0%
Primoris Services Corp.	172,300	3,165,151
Electrical equipment 1.3%
Babcock & Wilcox Enterprises, Inc. (I)	134,230	2,476,544
Thermon Group Holdings, Inc. (I)	81,953	1,875,085
Industrial conglomerates 0.3%
Carlisle Companies, Inc.	9,760	982,832
Machinery 8.3%
Albany International Corp., Class A	180,720	5,764,968
CIRCOR International, Inc.	49,743	2,250,373
ESCO Technologies, Inc.	121,020	4,370,032
Luxfer Holdings PLC, ADR	193,495	2,534,785
Mueller Industries, Inc.	255,720	8,134,453
TriMas Corp. (I)	247,037	4,505,955
Professional services 2.4%
FTI Consulting, Inc. (I)	133,430	5,318,520
Mistras Group, Inc. (I)	192,370	2,816,297
Trading companies and distributors 1.6%
GATX Corp.	108,840	5,395,199
Information technology 7.8%		26,047,397
Electronic equipment, instruments and components 4.7%
Belden, Inc.	107,480	5,415,917
Coherent, Inc. (I)	56,610	3,300,363
CTS Corp.	90,000	1,696,500
ScanSource, Inc. (I)	141,010	5,386,582
IT services 1.2%
Forrester Research, Inc.	127,180	4,020,160

14SEE NOTES TO FINANCIAL STATEMENTS

		Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.3%
	Maxim Integrated Products, Inc.	27,880	$938,720
Technology hardware, storage and peripherals 1.6%
	Diebold, Inc.	169,960	5,289,155
Materials 5.4%			17,821,636
Chemicals 3.1%
	Innospec, Inc.	59,970	2,944,527
	Koppers Holdings, Inc.	57,470	1,195,376
	Sensient Technologies Corp.	93,250	6,075,238
Containers and packaging 1.0%
	AptarGroup, Inc.	7,170	482,971
	Greif, Inc., Class A	92,830	2,718,062
Paper and forest products 1.3%
	Deltic Timber Corp.	70,930	4,405,462
Utilities 3.4%			11,472,798
Electric utilities 0.1%
	Westar Energy, Inc.	11,260	411,553
Gas utilities 3.3%
	Atmos Energy Corp.	9,318	510,533
	New Jersey Resources Corp.	77,680	2,196,014
	The Laclede Group, Inc.	73,130	3,871,502
	UGI Corp.	26,155	891,362
	WGL Holdings, Inc.	66,270	3,591,834
	Yield (%)	Shares	Value
Securities lending collateral 0.4%			$1,418,230
(Cost $1,418,230)
John Hancock Collateral Trust (W)	0.1436(Y)	141,751	1,418,230
		Par value	Value
Short-term investments 4.3%			$14,400,000
(Cost $14,400,000)
Repurchase agreement 4.3%			14,400,000
	Deutsche Bank Tri-Party Repurchase Agreement dated 8-31-15 at 0.150% to be repurchased at $14,400,060 on 9-1-15, collateralized by $13,486,700 U.S. Treasury Notes, 3.625% due 8-15-19 (valued at $14,688,042, including interest)	14,400,000	14,400,000
Total investments (Cost $289,180,511)† 100.4%			$334,798,632
Other assets and liabilities, net (0.4%)			($1,302,705)
Total net assets 100.0%			$333,495,927

SEE NOTES TO FINANCIAL STATEMENTS15

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 8-31-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $289,746,902. Net unrealized appreciation aggregated $45,051,730 of which $57,929,578 related to appreciated investment securities and $12,877,848 related to depreciated investment securities.

16SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments in unaffiliated issuers, at value (Cost $287,762,281) including $1,381,360 of securities loaned	$333,380,402
Investments in affiliated issuers, at value (Cost $1,418,230)	1,418,230
Total investments, at value (Cost $289,180,511)	334,798,632
Cash	11,928
Receivable for investments sold	454,400
Receivable for fund shares sold	96,358
Dividends and interest receivable	402,283
Receivable for securities lending income	91
Receivable due from advisor	1,848
Other receivables and prepaid expenses	24,995
Total assets	335,790,535
Liabilities
Payable for investments purchased	560,155
Payable for fund shares repurchased	231,107
Payable upon return of securities loaned	1,418,230
Payable to affiliates
Accounting and legal services fees	3,186
Transfer agent fees	6,013
Other liabilities and accrued expenses	75,917
Total liabilities	2,294,608
Net assets	$333,495,927
Net assets consist of
Paid-in capital	$275,244,497
Undistributed net investment income	708,348
Accumulated net realized gain (loss) on investments and foreign currency transactions	11,926,328
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	45,616,754
Net assets	$333,495,927

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($9,072,135 ÷ 480,235 shares)[1]	$18.89
Class I ($53,299,937 ÷ 2,815,401 shares)	$18.93
Class R6 ($273,120 ÷ 14,418 shares)	$18.94
Class NAV ($270,850,735 ÷ 14,299,549 shares)	$18.94
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.88

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

18SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the year ended 8-31-15

Investment income
Dividends	$4,325,034
Interest	9,968
Securities lending	2,692
Less foreign taxes withheld	(1,954)
Total investment income	4,335,740
Expenses
Investment management fees	2,862,428
Distribution and service fees	12,614
Accounting and legal services fees	32,592
Transfer agent fees	21,347
Trustees' fees	3,162
State registration fees	62,775
Printing and postage	3,850
Professional fees	54,505
Custodian fees	31,677
Registration and filing fees	53,746
Other	9,361
Total expenses	3,148,057
Less expense reductions	(76,617)
Net expenses	3,071,440
Net investment income	1,264,300
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	13,778,553
Investments in affiliated issuers	554
13,779,107
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(12,653,227)
Investments in affiliated issuers	(811)
(12,654,038)
Net realized and unrealized gain	1,125,069
Increase in net assets from operations	$2,389,369

SEE NOTES TO FINANCIAL STATEMENTS19

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income	$1,264,300	$1,042,759
Net realized gain	13,779,107	13,437,711
Change in net unrealized appreciation (depreciation)	(12,654,038)	9,800,123
Increase in net assets resulting from operations	2,389,369	24,280,593
Distributions to shareholders
From net investment income
Class A	(461)	—
Class I	(502)	—
Class R6	(541)	—
Class NAV	(1,325,506)	(333,052)
From net realized gain
Class A	(141,054)	—
Class I	(7,664)	—
Class R6	(4,778)	—
Class NAV	(11,697,683)	(16,952,094)
Total distributions	(13,178,189)	(17,285,146)
From fund share transactions	126,581,146	67,746,456
Total increase	115,792,326	74,741,903
Net assets
Beginning of year	217,703,601	142,961,698
End of year	$333,495,927	$217,703,601
Undistributed net investment income	$708,348	$779,519

20SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	8-31-15	8-31-14	[1]
Per share operating performance
Net asset value, beginning of period	$19.30	$19.26
Net investment income[2]	— [3]	0.04
Net realized and unrealized gain on investments	0.51	—
Total from investment operations	0.51	0.04
Less distributions
From net investment income	— [3]	—
From net realized gain	(0.92)	—
Total distributions	(0.92)	—
Net asset value, end of period	$18.89	$19.30
Total return (%)[4,5]	2.53	0.21	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	3.27	[7]
Expenses including reductions	1.58	1.60	[7]
Net investment income	(0.02)	0.34	[7]
Portfolio turnover (%)	22	20	[8]

1	Period from 12-30-13 (inception date) to 8-31-14.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS21

Class I Shares Period ended	8-31-15	8-31-14	[1]
Per share operating performance
Net asset value, beginning of period	$19.34	$19.26
Net investment income[2]	0.04	0.07
Net realized and unrealized gain (loss) on investments	0.53	0.01
Total from investment operations	0.57	0.08
Less distributions
From net investment income	(0.06)	—
From net realized gain	(0.92)	—
Total distributions	(0.98)	—
Net asset value, end of period	$18.93	$19.34
Total return (%)[3]	2.82	0.42	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$53	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29	14.79	[6]
Expenses including reductions	1.27	1.30	[6]
Net investment income	0.21	0.56	[6]
Portfolio turnover (%)	22	20	[7]

1	Period from 12-30-13 (inception date) to 8-31-14.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

22SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	8-31-15	8-31-14	[1]
Per share operating performance
Net asset value, beginning of period	$19.36	$19.26
Net investment income[2]	0.08	0.08
Net realized and unrealized gain on investments	0.52	0.02
Total from investment operations	0.60	0.10
Less distributions
From net investment income	(0.10)	—
From net realized gain	(0.92)	—
Total distributions	(1.02)	—
Net asset value, end of period	$18.94	$19.36
Total return (%)[3]	3.00	0.52	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	— [5]	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.67	20.70	[6]
Expenses including reductions	1.09	1.12	[6]
Net investment income	0.40	0.66	[6]
Portfolio turnover (%)	22	20	[7]

1	Period from 12-30-13 (inception date) to 8-31-14.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS23

Class NAV Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$19.35	$18.47	$16.57	$15.81	$13.72
Net investment income[1]	0.09	0.11	0.09	0.17	0.10
Net realized and unrealized gain on investments	0.52	2.81	3.63	1.78	2.75
Total from investment operations	0.61	2.92	3.72	1.95	2.85
Less distributions
From net investment income	(0.10)	(0.04)	(0.22)	(0.06)	(0.10)
From net realized gain	(0.92)	(2.00)	(1.60)	(1.13)	(0.66)
Total distributions	(1.02)	(2.04)	(1.82)	(1.19)	(0.76)
Net asset value, end of period	$18.94	$19.35	$18.47	$16.57	$15.81
Total return (%)[2]	3.05	15.88	24.20	12.84	20.54
Ratios and supplemental data
Net assets, end of period (in millions)	$271	$215	$143	$126	$149
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.12	1.11	1.11	1.11
Expenses including reductions	1.09	1.12	1.11	1.11	1.11
Net investment income	0.48	0.59	0.51	1.05	0.61
Portfolio turnover (%)	22	20	19	18	16

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

24SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to affiliated John Hancock funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

25

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$22,992,958	$22,992,958	—	—
Consumer staples	19,669,699	11,154,539	$8,515,160	—
Energy	21,976,753	21,976,753	—	—
Financials	67,372,619	67,372,619	—	—
Health care	39,704,693	39,704,693	—	—
Industrials	91,921,849	89,676,136	2,245,713	—
Information technology	26,047,397	26,047,397	—	—
Materials	17,821,636	17,821,636	—	—
Utilities	11,472,798	11,472,798	—	—
Securities lending collateral	1,418,230	1,418,230	—	—
Short-term investments	14,400,000	—	14,400,000	—
Total investments in securities	$334,798,632	$309,637,759	$25,160,873	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

26

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2015 were $592. For the year ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees are calculated daily for each class, based on the net assets of the class and the applicable specific expense rates. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

27

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2015 and 2014 was as follows:

	August 31, 2015	August 31, 2014
Ordinary income	$2,225,067	$1,136,066
Long-term capital gains	10,953,122	16,149,080
Total	$13,178,189	$17,285,146

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis consisted of $4,624,564 of undistributed ordinary income and $8,576,345 of long-term capital gains.

Such distributions and distributable earnings on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.10% of the first $100 million of the fund's aggregate net assets; (b) 1.05% of the next $500 million of the fund's aggregate net assets; and (c) 1.00% of the fund's aggregate net assets in excess of $600 million. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with Wellington Management Company, LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has agreed to contractually waive and/or reimburse fund expense for Class A and Class I shares, to the extent that the expenses for each class exceed 1.55% and 1.25%, respectively, of the average daily net assets attributable to the classes. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's

28

business. The fee waiver and/or reimbursement will continue in effect until December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination of that this is appropriate under the circumstances at that time. Prior to July 1, 2015, the Advisor had contractually waived and/or reimbursed fund expenses to the extent that the expenses exceeded 1.60% and 1.30% for Class A and Class I shares, respectively.

The Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, state registration fees and printing and postage. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

For Class R6 shares, the Advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets. The agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Accordingly, these expense reductions amounted to $7,514, $3,895, $8,786, and $56,422 for Class A, Class I, Class R6, and Class NAV shares, respectively, for the year ended August 31, 2015.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 1.01% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets of 0.30% for Class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $44,678 for the year ended August 31, 2015. Of this amount, $7,544 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $37,085 was paid as sales commissions to broker-dealers and $49 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, CDSCs received by the Distributor amounted to $644 for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in

29

connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$12,614	$5,257	$8,659	$195
Class I	—	16,069	8,639	100
Class R6	—	21	8,639	95
Class NAV	—	—	—	—
Total	$12,614	$21,347	$25,937	$390

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to August 31, 2015, state registration fees and printing and postage amounted to $36,838 and $3,460, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	427,215	$8,431,371	128,204	$2,458,156
Distributions reinvested	7,030	136,460	—	—
Repurchased	(71,276)	(1,391,431)	(10,938)	(207,111)
Net increase	362,969	$7,176,400	117,266	$2,251,045
Class I shares[1]
Sold	2,856,552	$57,583,437	8,329	$160,000
Distributions reinvested	158	3,075	—	—
Repurchased	(49,638)	(980,126)	—	—
Net increase	2,807,072	$56,606,386	8,329	$160,000
Class R6 shares[1]
Sold	9,653	$196,563	5,192	$100,000
Repurchased	(427)	(8,495)	—	—
Net increase	9,226	$188,068	5,192	$100,000
Class NAV shares
Sold	4,283,473	$84,873,559	3,057,523	$59,575,257
Distributions reinvested	671,299	13,023,189	901,677	17,285,146
Repurchased	(1,772,732)	(35,286,456)	(582,526)	(11,624,992)
Net increase	3,182,040	$62,610,292	3,376,674	$65,235,411
Total net increase	6,361,307	$126,581,146	3,507,461	$67,746,456

1 The inception date for Class A, Class I, and Class R6 shares is 12-30-13

30

Affiliates of the fund owned 36% and 100% of shares of beneficial interest Class R6 and Class NAV, respectively, on August 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $172,623,126 and $58,792,632, respectively, for the year ended August 31, 2015.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 81.2% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
JHF II Lifestyle Growth Fund	27.9%
JHF II Lifestyle Balanced Fund	22.6%
JHF II Lifestyle Aggressive Fund	13.1%
JHF II Lifestyle Moderate Fund	6.0%

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AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Small Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Small Cap Value Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers and transfer agent and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $10,953,122 in capital gain dividends.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

33

Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Small Cap Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its

34

operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index and its peer group average for the one-year period ended December 31, 2014. The Board noted the fund's favorable performance relative to the benchmark index and to the peer group for the one-year period. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

35

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees were waived for this fund and that total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses, including action taken that will further reduce certain fund expenses. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

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Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	the Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

37

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

38

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

39

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

40

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

41

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

42

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

43

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF202368	439A 8/15 10/15

John Hancock

Redwood Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Redwood Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
23	Notes to financial statements
33	Auditor's report
34	Tax information
35	Continuation of investment advisory and subadvisory agreements
41	Trustees and Officers
45	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The CBOE S&P 500 Buy-Write Index is an index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Global growth concerns limited equity returns

A sharper-than-expected deceleration in China and other emerging markets and a strong U.S. dollar offset global stimulus efforts, paring gains for stocks toward the end of the period.

Low volatility negatively impacted results

The fund underperformed its primary benchmark, the S&P 500 Index, as opportunities were limited by relatively low volatility for long stretches in the period.

Market environment showed improvement

Higher volatility to close the period suggested a return to more normalized levels of price swings that are supportive of the fund's buy-write strategy.

PORTFOLIO COMPOSITION AS OF 8/31/15 (%)

A note about risks

While the fund seeks to limit losses through options and other strategies, it may still lose money. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments in initial public offerings are often volatile. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. Owning an exchange-traded fund generally reflects the risks of owning the underlying securities it is designed to track. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices.Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Todd G. Hawthorne, Boston Partners

Todd G. Hawthorne
Portfolio Manager
Boston Partners

What factors most influenced the U.S. economy and equity markets during the period?

The U.S. equity markets traded in a tight band for most of the fiscal year with a sharp sell-off late in the year causing the fund's primary benchmark, the S&P 500 Index, and other major U.S. indexes to finish with narrowly positive returns. A sharp decline in commodity prices led to negative returns for the energy and materials sectors but benefited stocks in the more consumer-oriented sectors of the economy. Healthcare returns were also strong, boosted by breakthrough drug treatments and merger-and-acquisition activity.

Most of the period was marked by fairly low levels of equity volatility as investors awaited direction from the U.S. Federal Reserve (Fed) on when it would begin to tighten monetary policy. The CBOE Volatility Index, which shows the market's expectation of 30-day volatility, traded in the lower expected volatility range of 12-14 for most of the year, as the S&P 500 Index sustained its longest stretch without a 2.0% daily move up or down since 2007. That stretch was snapped in late June as volatility jumped following the breakdown of talks between Greece and its creditors over a bailout package for the eurozone's most troubled economy. Volatility spiked again in August, as the market endured its first 10% correction in nearly four years when the S&P 500 Index declined 11.2% from August 17 through August 25. This occurred because of investor concerns about slowing growth in China and its impact on other emerging markets and the global economy.

A mixed U.S. economic picture, characterized by solid employment gains but moderate GDP growth and inflation, combined with increasing strength of the U.S. dollar caused the Fed to maintain its cautious stance on interest rates throughout the period. We believe this has lowered volatility unnaturally. We are now seeing signs of a market slowly returning to a normal volatility regime due to market participants expecting the Fed to tighten rates, possibly before year end, which should result in a better opportunity set for the fund.

4

"Most of the period was marked by fairly low levels of equity volatility as investors awaited direction from the U.S. Federal Reserve (Fed) on when it would begin to tighten monetary policy."

The fund underperformed its benchmark. What factors were behind these results?

Muted volatility levels during the period resulted in lower volatility premiums and lower returns for the fund's buy write strategy. We seek to generate performance by taking advantage of volatility, implementing this strategy by establishing long positions in stocks (buy) and simultaneously selling deep in-the-money call options on those same stocks (write). The greater the difference between the stock purchase price and the option strike price, the greater potential return and downside protection.

In particular, fund performance was impacted by several unprofitable buy write positions. The fund's position in global insurance provider Genworth Financial, Inc. was the largest detractor from performance as the market reacted negatively to new regulations in the mortgage insurance market. The fund no longer holds this position.

Memory and semiconductor company Micron Technology, Inc. also hurt performance as the stock sold off sharply amid reports of deteriorating personal computer sales. In addition, apparel retailer Abercrombie & Fitch Company had a negative impact due to a string of disappointing same-store sales results.

SECTOR COMPOSITION AS OF 8/31/15 (%)

5

"Muted volatility levels during the period resulted in lower volatility premiums and lower returns for the fund's buy write strategy."

What were some positive drivers of performance?

Despite a less constructive volatility environment, we were able to profitably execute the fund's buy write strategy across a number of positions. A buy write position in global financial services firm Citigroup, Inc. was one of the top contributors during the year, as the stock was boosted by solid loan growth and potential margin expansion. Performance was also aided by a buy write position in Delta Air Lines, Inc., which benefited from lower fuel costs that resulted from a sharp drop in crude oil prices. Attractive volatility yields from networking gear maker Juniper Networks, Inc. also supported returns.

What major changes did you make to the portfolio during the period?

The normalization of volatility in mid- to late August caused us to reposition a significant portion of the fund's portfolio. Approximately one-third of the portfolio was turned over late in the fiscal year with available opportunities enabling us to swap buy write positions with single-digit yields for positions with double-digit yields. While the fund experienced a negative return in August, we believe that the benefits of its new higher-yield profile will be realized over the next fiscal year.

From a sector perspective, we added exposure to financials and industrials and decreased exposure to the consumer discretionary sector.

TOP 10 HOLDINGS AS OF 8/31/15 (%)

Citigroup, Inc.	5.7
Gilead Sciences, Inc.	2.9
Macy's, Inc.	2.4
CBS Corp., Class B	2.3
Accenture PLC, Class A	1.9
Merck & Company, Inc.	1.9
AbbVie, Inc.	1.9
Huntsman Corp.	1.8
Coach, Inc.	1.8
Wells Fargo & Company	1.7
TOTAL	24.3
As a percentage of net assets.
Cash and cash equivalents are not included.

6

How was the fund positioned at the end of the period?

The significant repositioning of the fund in the last month of the period increased average synthetic yields from single to double digits.

In summary, when volatility increases, the volatility premium we seek to capture in the fund also increases. In addition to performance benefits, greater volatility premiums can provide investors with more downside protection, which could prove beneficial in what we expect will continue to be a low-return environment for stocks.

MANAGED BY

Todd G. Hawthorne On the fund since inception Investing since 1997

The views expressed in this report are exclusively those of Todd G. Hawthorne, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an investment division of Robeco Investment Management, Inc.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	Since inception[1]
Class A2	-7.13	2.61	10.62
Class C2	-3.79	3.15	12.94
Class I2,3	-1.87	4.29	17.94
Class R6[2,3]	-1.61	4.45	18.63
Class NAV[3]	-1.69	4.44	18.60
Index 1†	0.48	17.18	86.37
Index 2†	-1.02	10.19	46.37

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charges (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C*	Class I	Class R6	Class NAV
Gross (%)	1.62	2.32	1.30	1.22	1.19
Net (%)	1.62	2.32	1.30	1.19	1.19

*	Expenses have been estimated for the class's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the CBOE S&P 500 Buy-Write Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Redwood Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	9-29-11	11,294	11,294	18,637	14,637
Class I2,3	9-29-11	11,794	11,794	18,637	14,637
Class R6[2,3]	9-29-11	11,863	11,863	18,637	14,637
Class NAV[3]	9-29-11	11,860	11,860	18,637	14,637

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The CBOE S&P 500 Buy-Write Index is an index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 9-29-11.
2	Class A, Class I, and Class R6 shares were first offered on 12-30-13; Class C shares were first offered on 6-27-14. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, Class R6, and Class C shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

.	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$971.90	$8.45	1.70%
Class C	1,000.00	969.10	11.96	2.41%
Class I	1,000.00	973.80	6.62	1.33%
Class R6	1,000.00	974.80	5.77	1.16%
Class NAV	1,000.00	974.80	5.77	1.16%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,016.60	$8.64	1.70%
Class C	1,000.00	1,013.10	12.23	2.41%
Class I	1,000.00	1,018.50	6.77	1.33%
Class R6	1,000.00	1,019.40	5.90	1.16%
Class NAV	1,000.00	1,019.40	5.90	1.16%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

11

Fund's investments

As of 8-31-15
	Shares	Value
Common stocks 63.5%		$351,251,741
(Cost $369,933,428)
Consumer discretionary 17.7%		97,970,549
Auto components 0.6%
The Goodyear Tire & Rubber Company (D)	117,100	3,486,067
Hotels, restaurants and leisure 2.6%
Las Vegas Sands Corp. (D)	189,300	8,751,339
MGM Resorts International (D) (I)	284,300	5,808,249
Household durables 0.9%
Garmin, Ltd. (D)	128,000	4,814,080
Media 4.3%
CBS Corp., Class B (D)	282,400	12,775,776
Comcast Corp., Class A (D)	49,400	2,782,702
DISH Network Corp., Class A (D) (I)	139,400	8,262,238
Multiline retail 2.4%
Macy's, Inc. (D)	224,600	13,163,806
Specialty retail 4.1%
Abercrombie & Fitch Company, Class A (D)	390,000	7,745,400
Lowe's Companies, Inc. (D)	83,100	5,748,027
The Gap, Inc. (D)	283,100	9,288,511
Textiles, apparel and luxury goods 2.8%
Coach, Inc. (D)	331,400	10,024,850
Michael Kors Holdings, Ltd. (D) (I)	122,400	5,319,504
Consumer staples 2.2%		12,199,310
Food products 2.2%
Kellogg Company (D)	83,000	5,501,240
Mead Johnson Nutrition Company (D)	85,500	6,698,070
Energy 4.7%		26,134,730
Oil, gas and consumable fuels 4.7%
Diamondback Energy, Inc. (D) (I)	110,500	7,546,045
EOG Resources, Inc.	57,200	4,479,332
Phillips 66 (D)	105,100	8,310,257
Western Refining, Inc. (D)	134,800	5,799,096
Financials 10.5%		58,036,214
Banks 8.5%
Citigroup, Inc. (D)	591,800	31,649,464
JPMorgan Chase & Co. (D)	86,900	5,570,290
Wells Fargo & Company (D)	181,500	9,679,395

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets 1.0%
The Goldman Sachs Group, Inc.	30,400	$5,733,440
Consumer finance 1.0%
Capital One Financial Corp. (D)	69,500	5,403,625
Health care 8.2%		45,063,269
Biotechnology 2.9%
Gilead Sciences, Inc. (D)	153,200	16,096,724
Health care providers and services 1.5%
HCA Holdings, Inc. (D) (I)	92,900	8,046,998
Pharmaceuticals 3.8%
AbbVie, Inc. (D)	167,200	10,434,952
Merck & Company, Inc. (D)	194,700	10,484,595
Industrials 7.4%		40,613,305
Aerospace and defense 1.1%
B/E Aerospace, Inc. (D)	119,600	5,830,500
Airlines 1.9%
Delta Air Lines, Inc. (D)	108,300	4,741,374
United Continental Holdings, Inc. (D) (I)	102,300	5,828,031
Building products 1.5%
Masco Corp. (D)	316,200	8,293,926
Electrical equipment 1.0%
Eaton Corp. PLC (D)	93,900	5,357,934
Trading companies and distributors 1.9%
Fastenal Company (D)	77,600	2,990,704
United Rentals, Inc. (D) (I)	109,200	7,570,836
Information technology 11.0%		61,061,802
Communications equipment 2.1%
Juniper Networks, Inc. (D)	271,500	6,980,265
QUALCOMM, Inc. (D)	84,000	4,752,720
IT services 1.9%
Accenture PLC, Class A (D)	114,300	10,775,061
Semiconductors and semiconductor equipment 1.8%
Micron Technology, Inc. (D) (I)	314,800	5,165,868
NXP Semiconductors NV (D) (I)	57,300	4,850,445
Technology hardware, storage and peripherals 5.2%
Apple, Inc. (D)	53,600	6,043,936
EMC Corp. (D)	265,300	6,598,011
NetApp, Inc. (D)	148,100	4,733,276
SanDisk Corp. (D)	111,600	6,088,896
Western Digital Corp. (D)	61,900	5,073,324

SEE NOTES TO FINANCIAL STATEMENTS13

			Shares	Value
Materials 1.8%				$10,172,562
Chemicals 1.8%
Huntsman Corp. (D)			615,400	10,172,562
	Yield (%)		Shares	Value
Short-term investments 44.3%				$245,233,524
(Cost $245,233,524)
Money market funds 44.3%				245,233,524
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	245,233,524	245,233,524
Total investments (Cost $615,166,952)† 107.8%				$596,485,265
Other assets and liabilities, net (7.8%)				($43,144,265)
Total net assets 100.0%				$553,341,000

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(D)	A portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts. Total collateral value at 8-31-15 was $333,744,566.
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $619,696,901. Net unrealized depreciation aggregated $23,211,636, of which $24,805,267 related to appreciated investment securities and $48,016,903 related to depreciated investment securities.

14SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments, at value (Cost $615,166,952)	$596,485,265
Receivable for investments sold	8,282,434
Receivable for fund shares sold	142,851
Dividends receivable	337,684
Other receivables and prepaid expenses	46,828
Total assets	605,295,062
Liabilities
Payable for investments purchased	56,685
Payable for fund shares repurchased	1,044,402
Written options, at value (premium received $61,305,853)	50,755,921
Payable to affiliates
Accounting and legal services fees	5,369
Transfer agent fees	2,997
Other liabilities and accrued expenses	88,688
Total liabilities	51,954,062
Net assets	$553,341,000
Net assets consist of
Paid-in capital	$532,250,770
Accumulated net realized gain (loss) on investments and written options	29,221,985
Net unrealized appreciation (depreciation) on investments and written options	(8,131,755)
Net assets	$553,341,000

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($538,485 ÷ 50,175 shares)[1]	$10.73
Class C ($140,411 ÷ 13,163 shares)[1]	$10.67
Class I ($29,160,870 ÷ 2,703,332 shares)	$10.79
Class R6 ($10,767,024 ÷ 994,106 shares)	$10.83
Class NAV ($512,734,210 ÷ 47,343,603 shares)	$10.83
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.29

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF OPERATIONS  For the year ended 8-31-15

Investment income
Dividends	$5,446,927
Expenses
Investment management fees	6,327,983
Distribution and service fees	2,323
Accounting and legal services fees	68,634
Transfer agent fees	15,956
Trustees' fees	7,597
State registration fees	47,006
Printing and postage	3,151
Professional fees	93,495
Custodian fees	72,196
Registration and filing fees	123,437
Other	14,872
Total expenses	6,776,650
Less expense reductions	(63,659)
Net expenses	6,712,991
Net investment loss	(1,266,064)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	14,748,589
Written options	30,248,377
44,996,966
Change in net unrealized appreciation (depreciation) of
Investments	(70,777,992)
Written options	18,020,856
(52,757,136)
Net realized and unrealized loss	(7,760,170)
Decrease in net assets from operations	($9,026,234)

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment loss	($1,266,064)	($2,911,970)
Net realized gain	44,996,966	37,528,679
Change in net unrealized appreciation (depreciation)	(52,757,136)	(8,853,372)
Increase (decrease) in net assets resulting from operations	(9,026,234)	25,763,337
Distributions to shareholders
From net realized gain
Class A	(19,883)	—
Class C	(4,740)	—
Class I	(70,697)	—
Class R6	(194,271)	—
Class NAV	(27,959,912)	(8,617,341)
Total distributions	(28,249,503)	(8,617,341)
From fund share transactions	44,345,812	70,670,128
Total increase	7,070,075	87,816,124
Net assets
Beginning of year	546,270,925	458,454,801
End of year	$553,341,000	$546,270,925

SEE NOTES TO FINANCIAL STATEMENTS17

Financial highlights

Class A Shares Period ended	8-31-15	8-31-14	[1]
Per share operating performance
Net asset value, beginning of period	$11.52	$11.28
Net investment loss[2]	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.17)	0.32
Total from investment operations	(0.25)	0.24
Less distributions
From net realized gain	(0.54)	—
Net asset value, end of period	$10.73	$11.52
Total return (%)[3,4]	(2.24)	2.13	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.12	6.19	[7]
Expenses including reductions	1.70	1.62	[7]
Net investment loss	(0.74)	(1.07	) [7]
Portfolio turnover (%)	89	86	[8]

1	The inception date for Class A shares is 12-30-13.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

18SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	8-31-15	8-31-14	[1]
Per share operating performance
Net asset value, beginning of period	$11.53	$11.46
Net investment loss[2]	(0.16)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.16)	0.11
Total from investment operations	(0.32)	0.07
Less distributions
From net realized gain	(0.54)	—
Net asset value, end of period	$10.67	$11.53
Total return (%)[3,4]	(2.86)	0.61	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.25	19.72	[7]
Expenses including reductions	2.40	2.40	[7]
Net investment loss	(1.46)	(1.91	) [7]
Portfolio turnover (%)	89	86	[8]

1	The inception date for Class C shares is 6-27-14.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS19

Class I Shares Period ended	8-31-15	8-31-14	[1]
Per share operating performance
Net asset value, beginning of period	$11.54	$11.28
Net investment loss[2]	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.17)	0.32
Total from investment operations	(0.21)	0.26
Less distributions
From net realized gain	(0.54)	—
Net asset value, end of period	$10.79	$11.54
Total return (%)[3]	(1.87)	2.30	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$29	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	5.87	[6]
Expenses including reductions	1.32	1.30	[6]
Net investment loss	(0.38)	(0.75	) [6]
Portfolio turnover (%)	89	86	[7]

1	The inception date for Class I shares is 12-30-13.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

20SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	8-31-15	8-31-14	[1]
Per share operating performance
Net asset value, beginning of period	$11.55	$11.28
Net investment loss[2]	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.16)	0.32
Total from investment operations	(0.18)	0.27
Less distributions
From net realized gain	(0.54)	—
Net asset value, end of period	$10.83	$11.55
Total return (%)[3]	(1.61)	2.39	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$11	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	5.78	[6]
Expenses including reductions	1.16	1.16	[6]
Net investment loss	(0.20)	(0.60	) [6]
Portfolio turnover (%)	89	86	[7]

1	The inception date for Class R6 shares is 12-30-13.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS21

Class NAV Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	[1]
Per share operating performance
Net asset value, beginning of period	$11.56	$11.17	$10.78	$10.00
Net investment income (loss)[2]	(0.02)	(0.07)	0.04	0.04
Net realized and unrealized gain (loss) on investments	(0.17)	0.67	0.58	0.77
Total from investment operations	(0.19)	0.60	0.62	0.81
Less distributions
From net investment income	—	—	(0.09)	(0.01)
From net realized gain	(0.54)	(0.21)	(0.14)	(0.02)
Total distributions	(0.54)	(0.21)	(0.23)	(0.03)
Net asset value, end of period	$10.83	$11.56	$11.17	$10.78
Total return (%)[3]	(1.69)	5.44	5.85	8.09	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$513	$546	$458	$428
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.16	1.14	1.16	[5]
Expenses including reductions	1.16	1.15	1.14	1.16	[5]
Net investment income (loss)	(0.21)	(0.59)	0.34	0.41	[5]
Portfolio turnover (%)	89	86	74	95

1	Period from 9-29-11 (commencement of operations) to 8-31-12.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

22SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Redwood Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end management investment companies are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Securities and options that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions

23

are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the portfolios and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2015 were $702. For the year ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class specific expenses, such as state registration fees and printing and postage, for all-classes, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended August 31, 2015 and 2014 was as follows:

	August 31, 2015	August 31, 2014
Ordinary income	$6,295,408	$3,391,023
Long-term capital gains	21,954,095	5,226,318
Total	$28,249,503	$8,617,341

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31,

24

2015, the components of distributable earnings on a tax basis consisted of $27,062,634 of undistributed ordinary income and $13,079,838 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, net operating losses and wash sale loss deferrals.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to the fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member. Securities pledged by the fund for exchange-traded transactions, if any, are identified in the Fund's investments.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the year ended August 31, 2015, the fund wrote option contracts to gain exposure to certain securities markets, substitute for securities purchased, provide downside protection for the fund and generate premium income. The following

25

tables summarize the fund's written options activities during the year ended August 31, 2015 and the contracts held at August 31, 2015.

	Number of contracts	Premiums
Outstanding, beginning of period	108,419	$66,066,529
Options written	298,541	156,441,750
Option closed	(158,449)	(103,130,433)
Options exercised	(75,691)	(50,039,353)
Options expired	(48,114)	(8,032,640)
Outstanding, end of period	124,706	$61,305,853

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Abbvie, Inc.	$60.00	Jan 2016	1,614	$1,528,365	($936,120)
Abbvie, Inc.	50.00	Jan 2016	58	52,603	(78,590)
Abercrombie & Fitch Company, Class A	18.00	Sep 2015	2,319	503,115	(493,947)
Abercrombie & Fitch Company, Class A	18.00	Oct 2015	1,581	180,163	(399,993)
Accenture PLC	80.00	Jan 2016	1,143	1,372,483	(1,828,800)
Apple, Inc.	113.57	Jan 2016	536	936,353	(467,660)
B/E Aerospace, Inc.	50.00	Jan 2016	521	342,270	(166,720)
B/E Aerospace, Inc.	55.00	Jan 2016	675	710,971	(82,688)
Capital One Financial Corp.	75.00	Dec 2015	695	560,130	(385,725)
CBS Corp., Class B	45.00	Mar 2016	2,824	1,219,825	(1,136,660)
Citigroup, Inc.	50.00	Sep 2015	1,840	1,116,785	(740,600)
Citigroup, Inc.	50.00	Jan 2016	2,043	1,329,887	(1,190,048)
Citigroup, Inc.	52.50	Jan 2016	2,043	1,127,633	(858,060)
Coach, Inc.	34.00	Nov 2015	1,681	953,042	(134,480)
Coach, Inc.	30.00	Nov 2015	1,633	406,544	(367,425)
Comcast Corp.	50.00	Apr 2016	494	379,858	(419,900)
Delta Air Lines, Inc.	36.00	Mar 2016	1,083	980,051	(1,066,755)
Diamondback Energy, Inc.	60.00	Jan 2016	397	506,943	(500,220)
Diamondback Energy, Inc.	57.50	Sep 2015	708	1,127,484	(785,880)
Dish Network Corp.	65.00	Dec 2015	722	747,227	(203,965)
Dish Network Corp.	60.00	Dec 2015	672	407,868	(312,480)
Eaton Corp. PLC	57.50	Jan 2016	939	995,765	(314,565)
EMC Corp.	25.00	Jan 2016	2,653	1,351,626	(454,990)
EOG Resources, Inc.	55.00	Apr 2016	572	967,782	(1,419,990)
Fastenal Company	38.00	Feb 2016	776	270,788	(226,980)
Garmin LTD	38.00	Jan 2016	1,280	362,179	(293,760)
Gilead Sciences, Inc.	100.00	Feb 2016	613	1,309,932	(744,795)
Gilead Sciences, Inc.	85.00	Feb 2016	267	570,824	(618,105)
Gilead Sciences, Inc.	80.00	Jan 2016	652	1,982,800	(1,740,840)
HCA Holdings, Inc.	80.00	Mar 2016	929	1,181,627	(1,128,735)
Huntsman Corp.	16.00	Jan 2016	2,295	796,258	(430,313)
Huntsman Corp.	18.00	Jan 2016	3,859	1,661,903	(366,605)
JPMorgan Chase & Company	60.00	Jan 2016	869	645,620	(549,643)
Juniper Networks, Inc.	20.00	Jan 2016	2,715	1,076,702	(1,656,150)

26

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Kellogg Company	60.00	Jan 2016	829	536,318	(613,460)
Kellogg Company	60.00	Sep 2015	1	396	(650)
Las Vegas Sands Corp.	47.50	Sep 2015	755	556,395	(80,030)
Las Vegas Sands Corp.	52.50	Dec 2015	1,138	823,851	(142,250)
Lowe's Company, Inc.	65.00	Jan 2016	831	558,388	(567,158)
Macy's, Inc.	50.00	Feb 2016	709	701,931	(714,318)
Macy's, Inc.	55.00	Jan 2016	1,537	1,434,324	(960,625)
Masco Corp.	20.00	Jan 2016	3,162	1,216,531	(2,055,300)
Mead Johnson Nutrition Company	80.00	Jan 2016	855	506,114	(331,313)
Merck & Company, Inc.	55.00	Jan 2016	1,208	642,596	(282,068)
Merck & Company, Inc.	52.50	Jan 2016	739	444,840	(267,888)
MGM Resorts International	19.00	Sep 2015	2,843	1,122,860	(524,534)
Michael Kors Holdings LTD	40.00	Jan 2016	1,224	1,116,218	(789,480)
Micron Technology, Inc.	18.00	Oct 2015	1,697	492,053	(147,639)
Micron Technology, Inc.	16.00	Jan 2016	1,451	343,819	(359,123)
Netapp, Inc.	30.00	Jan 2016	1,481	324,270	(492,433)
NXP Semiconductors NV	85.00	Jan 2016	573	1,049,694	(530,025)
Phillips 66	72.50	Jan 2016	1,051	1,205,433	(1,035,235)
Qualcomm, Inc.	60.00	Jan 2016	420	257,438	(112,140)
Qualcomm, Inc.	62.50	Jan 2016	420	189,400	(77,490)
Sandisk Corp.	52.50	Apr 2016	561	435,865	(435,865)
Sandisk Corp.	65.00	Jan 2016	555	1,207,660	(111,000)
The Gap, Inc.	36.00	Dec 2015	1,877	745,080	(137,960)
The Gap, Inc.	30.00	Dec 2015	954	399,678	(343,440)
The Goldman Sachs Group, Inc.	165.00	Apr 2016	304	769,701	(921,880)
The Goodyear Tire & Rubber Company	22.00	Oct 2015	1,171	511,671	(919,235)
United Continental Holdings, Inc.	45.00	Jan 2016	1,023	1,363,593	(1,355,475)
United Rentals, Inc.	67.50	Mar 2016	1,092	766,523	(960,960)
Wells Fargo & Company	45.00	Jan 2016	790	558,486	(720,875)
Wells Fargo & Company	50.00	Jan 2016	1,025	657,997	(517,625)
Western Digital Corp.	80.00	Jan 2016	619	892,557	(484,368)
Western Refining, Inc.	35.00	Jan 2016	1,348	1,141,681	(1,253,640)
				$52,636,767	($40,747,669)
Puts
Apple, Inc.	$95.00	Nov 2015	585	$126,918	($142,740)
Apple, Inc.	115.00	Apr 2016	1,996	1,237,417	(2,594,800)
Brocade Communications Systems	10.00	Jan 2016	11,370	735,442	(784,530)
Caterpillar, Inc.	75.00	Jan 2016	1,161	503,818	(571,793)
Celgene Corp.	97.50	Jan 2016	437	149,434	(163,875)
CME Group, Inc.	87.50	Jan 2016	972	201,159	(383,940)
Comcast Corp.	52.50	Oct 2015	1,089	118,655	(130,680)
Delta Air Lines, Inc.	37.00	Dec 2015	2,311	270,289	(270,387)
Delta Air Lines, Inc.	39.00	Jan 2016	1,430	517,093	(283,855)
Delta Air Lines, Inc.	36.00	Jan 2016	1,534	217,758	(179,478)
Diamondback Energy, Inc.	62.50	Sep 2015	915	157,340	(107,513)

27

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
General Motors Company	32.00	Sep 2015	1,956	189,516	(581,910)
Google, Inc.	525.00	Jan 2016	173	316,268	(231,820)
Google, Inc.	510.00	Sep 2015	102	210,826	(20,655)
Hertz Global Holdings, Inc.	16.00	Sep 2015	2,674	82,785	(40,110)
Hewlett-Packard Company	30.00	Feb 2016	3,337	723,982	(1,226,346)
Hewlett-Packard Company	32.00	Jan 2016	1,545	277,528	(772,500)
JPMorgan Chase & Company	50.00	Sep 2015	1,238	261,523	(9,902)
Mead Johnson Nutrition Company	80.00	Jan 2016	535	142,821	(331,700)
Merck & Company, Inc.	52.50	Oct 2015	541	38,659	(87,912)
Merck & Company, Inc.	52.50	Jan 2016	530	79,656	(155,554)
Schlumberger LTD	70.00	Feb 2016	1,000	714,944	(367,500)
Teva Pharmaceutical Industries	50.00	Sep 2015	1,252	183,720	(3,755)
Teva Pharmaceutical Industries	52.50	Sep 2015	566	61,104	(3,113)
Tyson Foods, Inc.	35.00	Jan 2016	1,789	306,724	(147,594)
Valero Energy Corp.	50.00	Sep 2015	594	108,676	(23,460)
Verizon Communications, Inc.	40.00	Apr 2016	1,064	107,419	(119,700)
Verizon Communications, Inc.	40.00	Oct 2015	2,700	278,656	(59,400)
Westrock Company	55.00	Oct 2015	1,366	348,956	(211,730)
				$8,669,086	($10,008,252)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Equity	Written options, at value	Written options	—	($50,755,921)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

Statement of operations location - Net realized gain (loss) on:
Risk	Written options
Equity	$30,248,377

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

Statement of operations location - Change in unrealized appreciation (depreciation)
Risk	Written options
Equity	$18,020,856

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of the following. If the average daily net assets are less than $200 million, then the following fee schedule applies: a) 1.200% of the first $100 million of average daily net assets and b) 1.150% of the next $100 million of average daily net assets. If average daily net assets equal or exceed $200 million, then the following fee schedule applies: a) 1.100% of the first $500 million of average daily net assets and b) 1.050% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Boston Partners, a division of Robeco Investment Management, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.70%, 2.40% and 1.40% for Class A, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) Rule 12b-1 fees, (g) transfer agent fees and service fees, (h) underlying fund expenses (acquired fund fees), and (i) short dividend expense. Prior to January 1, 2015, this voluntary waiver also excluded blue sky fees and printing and postage. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to the following for the year ended August 31, 2015:

Class	Expense reduction	Class	Expense reduction
Class A	$5,943	Class R6	$7,927
Class C	6,271	Class NAV	42,529
Class I	989	Total	$63,659

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The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 1.09% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,147 for the year ended August 31, 2015. Of this amount, $584 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,449 was paid as sales commissions to broker-dealers and $114 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, there were no CDSCs received by the Distributor for Class A or Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$1,251	$522	$6,386	—
Class C	1,072	134	6,377	$10
Class I	—	14,270	6,386	—
Class R6	—	1,030	6,386	—
Total	$2,323	$15,956	$25,535	$10

30

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to August 31, 2015, state registration fees and printing and postage amounted to $21,471 and $3,141, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	52,252	$586,672	9,073	$102,388
Distributions reinvested	1,376	15,068	—	—
Repurchased	(12,526)	(136,751)	—	—
Net increase	41,102	$464,989	9,073	$102,388
Class C shares[2]
Sold	4,437	$49,000	8,726	$100,000
Net increase	4,437	$49,000	8,726	$100,000
Class I shares[1]
Sold	2,960,476	$32,885,377	8,865	$100,000
Distributions reinvested	6,000	65,882	—	—
Repurchased	(272,009)	(3,010,806)	—	—
Net increase	2,694,467	$29,940,453	8,865	$100,000
Class R6 shares[1]
Sold	989,254	$11,088,222	8,865	$100,000
Distributions reinvested	17,208	189,455	—	—
Repurchased	(21,221)	(235,056)	—	—
Net increase	985,241	$11,042,621	8,865	$100,000
Class NAV shares
Sold	6,035,246	$69,221,514	8,727,782	$99,412,561
Distributions reinvested	2,539,502	27,959,912	764,627	8,617,341
Repurchased	(8,463,088)	(94,332,677)	(3,311,989)	(37,762,162)
Net increase	111,660	$2,848,749	6,180,420	$70,267,740
Total net increase	3,836,907	$44,345,812	6,215,949	$70,670,128

1 The inception date for Class A, Class I, and Class R6 shares is 12-30-13.

2 The inception date for Class C shares is 6-27-14.

Affiliates of the fund owned 66% and 100% of shares of beneficial interest of Class C and Class NAV, respectively, on August 31, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $433,143,000 and $353,494,241, respectively, for the year ended August 31, 2015.

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Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 92.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Alternative Asset Allocation Fund	23.2%
John Hancock Funds II Lifestyle Balanced Fund	20.9%
John Hancock Funds II Lifestyle Growth Fund	20.8%
John Hancock Funds II Lifestyle Moderate Fund	6.1%
John Hancock Funds II Lifestyle Aggressive Fund	5.9%

32

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Redwood Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Redwood Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

33

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $21,954,095 in capital gain dividends.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

34

Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Robeco Investment Management, Inc. (the Subadvisor), for John Hancock Redwood Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its

35

operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-year period ended December 31, 2014. The Board also noted that the fund outperformed its peer group average for the one-year period ended December 31, 2014. The Board took into account management's discussion of the fund's performance, including the favorable performance relative

36

to the peer group for the one-year period. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of the fund's peer group average.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that the Advisor waived its management fee for this fund and that total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and

37

(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the

38

regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance has generally been in line with or outperformed the historical performance of the fund's peer group average;

39

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

40

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

41

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

42

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

43

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

44

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Robeco Investment Management, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

45

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Redwood Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250817	423A 8/15 10/15

John Hancock

Blue Chip Growth Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Blue Chip Growth Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
21	Financial highlights
25	Notes to financial statements
31	Auditor's report
32	Tax information
33	Continuation of investment advisory and subadvisory agreements
39	Trustees and Officers
43	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital. Current income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A. Had the returns reflected Class A expenses, returns would be lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Despite recent volatility, equity markets finished higher

Major indexes reached record highs in May but volatility, spurred largely by China, pared those gains toward the end of the period.

Fund outperformed its benchmark

The fund outperformed its primary benchmark, the S&P 500 Index, due to effectiveness in both stock selection and sector allocation.

Consumer discretionary led the way

Consumer discretionary was the top contributor and financials the top detractor, from a sector standpoint.

SECTOR COMPOSITION AS OF 8/31/15 (%)

A note about risks

Growth stocks may be more susceptible to earnings disappointments. Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors.Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase volatility and result in losses if not successful. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Larry J. Puglia, CFA, CPA, T. Rowe Price Associates, Inc.

Larry J. Puglia, CFA, CPA
Portfolio Manager
T. Rowe Price

Can you briefly describe the market environment over the past 12 months?

U.S. equities, as measured by the broad S&P 500 Index, increased slightly over the 12-month period ended August 31, 2015. At the beginning of the period, the market was supported by steady U.S. economic growth, favorable corporate earnings, and new stimulus efforts in the eurozone and Japan. Oil prices slid before dropping even further after OPEC refrained from cutting production at the end of November. U.S. stocks rose in the first half of 2015 despite occasional bouts of volatility and uncertainty about when the U.S. Federal Reserve would begin tightening monetary policy.

Major indexes reached record highs in May as merger activity and a largely strengthening economy supported the market. In China, a precipitous drop in the Shanghai Composite Index and renewed concerns about slowing growth in the country also added to investor anxiety. The declines accelerated in August after China announced that it would permit the yuan to fall against the U.S. dollar.

In this environment, the fund's primary benchmark, the S&P 500 Index, posted a modest positive return. The healthcare and consumer discretionary sectors advanced the most, followed by the consumer staples sector. The energy and materials sectors declined the most, due in large part to continued commodity weakness.

4

"The consumer discretionary sector made the most significant contribution to relative returns, due to favorable stock selection and a beneficial overweight position."

The fund materially outperformed its benchmark. What drove this outperformance?

Effective stock selection and sector allocation both drove relative outperformance. The consumer discretionary sector made the most significant contribution to relative returns, due to favorable stock selection and a beneficial overweight position. Within the sector, Amazon.com, Inc. saw its shares rise after reporting strong earnings results that were ahead of analysts' expectations. While the company continued to spend heavily to fund a variety of projects, the profitability of Amazon Web Services, which was broken out for the first time, was much better than anticipated.

A favorable overweight and effective stock selection in the healthcare sector also boosted performance relative to the benchmark, primarily due to positions in the pharmaceuticals and biotechnology industries. Valeant Pharmaceuticals International, Inc. advanced after the company announced that it would acquire Salix Pharmaceuticals, Ltd. Valeant's strong portfolio of products was also enhanced by the company's acquisition of biotechnology company Dendreon Corp. An

TOP 10 HOLDINGS AS OF 8/31/15 (%)

Amazon.com, Inc.	6.1
Google, Inc., Class C	3.6
The Priceline Group, Inc.	3.4
Facebook, Inc., Class A	3.0
Danaher Corp.	3.0
Visa, Inc., Class A	2.9
MasterCard, Inc., Class A	2.7
Allergan PLC	2.6
McKesson Corp.	2.6
Google, Inc., Class A	2.4
TOTAL	32.3
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"A favorable overweight and effective stock selection in the healthcare sector also boosted performance relative to the benchmark, primarily due to positions in the pharmaceuticals and biotechnology industries."
underweight in the energy sector aided relative results, as many names in the sector were negatively impacted by falling oil and gas prices during the period.

Which stocks and sectors detracted from performance?

The financials sector detracted the most from relative performance due to adverse stock selection and an unfavorable underweight position; names in the bank and real estate investment trust industries detracted the most from relative results within the sector. An underweight in the consumer staples sector also detracted from relative returns; however, effective stock selection within the sector mitigated the relative impact of the underweight. Within consumer staples, a lack of exposure to tobacco and food products industries detracted.

What were notable additions and deletions to the portfolio, and how was the portfolio positioned at the end of the period?

The largest individual purchases during the period were Allergan PLC, Microsoft Corp., Alibaba Group Holding, Ltd., and UnitedHealth Group, Inc. We also focused on companies attuned to the broadening appeal of e-commerce, the shift of advertising dollars from print and broadcast media to digital and social media, and the emergence of software as a service and cloud computing.

Our largest sell decisions included reducing the fund's exposure to Gilead Sciences, Inc. on strength, eliminating Precision Castparts Corp., and trimming the fund's position in Biogen, Inc. Gilead Sciences shares advanced during the period on continued strong sales of the company's two key hepatitis C treatments. We eliminated the position in Precision Castparts after Berkshire Hathaway Inc. announced its intention to purchase the company at a significant premium, sending shares

6

higher. Last, we sold most of the fund's position in Biogen in the final months of the period as the company issued reduced revenue guidance for the remainder of its fiscal year.

MANAGED BY

Larry J. Puglia, CFA, CPA On the fund since 2005 Investing since 1989

The views expressed in this report are exclusively those of Larry J. Puglia, CFA, CPA, T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A2	1.81	18.22	8.92	130.93	132.50
Class C2	5.85	19.37	9.45	142.34	143.98
Class 1[3]	7.25	19.42	9.45	142.89	143.94
Class NAV[3]	7.31	19.48	9.50	143.46	145.10
Index 1†	0.48	15.87	7.53	108.88	104.85
Index 2†	4.26	17.40	8.78	123.02	129.56

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class 1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A*	Class C*	Class 1	Class NAV
Gross (%)	1.24	1.94	0.86	0.81
Net (%)	1.14	1.89	0.86	0.81

*	Expenses have been estimated for the class's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the Russell 1000 Growth Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Blue Chip Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	10-15-05	24,398	24,398	20,485	22,956
Class 1[3]	10-15-05	24,394	24,394	20,485	22,956
Class NAV[3]	10-15-05	24,510	24,510	20,485	22,956

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The Russell 1000 Growth Index is an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth expectations.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 10-15-05.
2	Class A and Class C shares were first offered on 3-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A and Class C. Had the returns reflected Class A and Class C expenses, returns would be lower.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A2	$1,000.00	$992.00	4.88	1.14%
Class C2	1,000.00	988.90	8.08	1.89%
Class 1	1,000.00	985.00	4.10	0.82%
Class NAV	1,000.00	985.30	3.90	0.78%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.50	5.80	1.14%
Class C	1,000.00	1,015.70	9.60	1.89%
Class 1	1,000.00	1,021.10	4.18	0.82%
Class NAV	1,000.00	1,021.30	3.97	0.78%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
2	The inception date for Class A and Class C shares is 3-27-15. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the period).

11

Fund's investments

As of 8-31-15
	Shares	Value
Common stocks 99.7%		$2,518,405,520
(Cost $1,310,397,652)
Consumer discretionary 25.9%		653,977,694
Auto components 0.1%
BorgWarner, Inc.	22,200	968,808
Delphi Automotive PLC	23,400	1,767,168
Automobiles 0.7%
Tesla Motors, Inc. (I)(L)	69,370	17,277,292
Hotels, restaurants and leisure 4.4%
Carnival Corp.	27,700	1,363,671
Chipotle Mexican Grill, Inc. (I)	19,400	13,774,194
Hilton Worldwide Holdings, Inc.	606,934	15,070,171
Las Vegas Sands Corp.	44,400	2,052,612
Marriott International, Inc., Class A	48,685	3,440,082
MGM Resorts International (I)	409,700	8,370,171
Norwegian Cruise Line Holdings, Ltd. (I)	243,400	14,019,840
Royal Caribbean Cruises, Ltd.	90,400	7,969,664
Starbucks Corp.	787,700	43,095,067
Starwood Hotels & Resorts Worldwide, Inc.	6,200	443,114
Wynn Resorts, Ltd.	6,600	495,330
Internet and catalog retail 12.2%
Amazon.com, Inc. (I)	298,711	153,205,884
Ctrip.com International, Ltd., ADR (I)	87,100	5,787,795
Expedia, Inc.	18,100	2,081,319
JD.com, Inc., ADR (I)	128,200	3,317,816
Netflix, Inc. (I)	423,800	48,749,714
The Priceline Group, Inc. (I)	68,000	84,907,520
Vipshop Holdings, Ltd., ADR (I)	637,300	11,465,027
Media 0.9%
The Walt Disney Company	195,200	19,886,976
Time Warner, Inc.	28,600	2,033,460
Multiline retail 0.0%
Dollar Tree, Inc. (I)	3,300	251,658
Specialty retail 6.0%
AutoZone, Inc. (I)	18,300	13,102,617
CarMax, Inc. (I)	111,500	6,801,500
L Brands, Inc.	86,078	7,221,944
Lowe's Companies, Inc.	489,600	33,865,632
O'Reilly Automotive, Inc. (I)	129,400	31,065,058
Ross Stores, Inc.	315,100	15,320,162
The Home Depot, Inc.	247,200	28,788,912

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Tractor Supply Company	188,800	$16,106,528
Textiles, apparel and luxury goods 1.6%
Hanesbrands, Inc.	598,900	18,032,879
NIKE, Inc., Class B	144,300	16,125,525
PVH Corp.	35,200	4,188,096
VF Corp.	21,600	1,564,488
Consumer staples 3.1%		78,797,061
Beverages 0.4%
Constellation Brands, Inc., Class A	61,700	7,897,600
Monster Beverage Corp. (I)	7,500	1,038,450
Food and staples retailing 2.4%
Costco Wholesale Corp.	31,700	4,439,585
CVS Health Corp.	326,610	33,444,864
Walgreens Boots Alliance, Inc.	266,600	23,074,230
Personal products 0.3%
The Estee Lauder Companies, Inc., Class A	111,600	8,902,332
Energy 0.8%		20,394,086
Oil, gas and consumable fuels 0.8%
Cimarex Energy Company	35,800	3,956,258
Concho Resources, Inc. (I)	27,000	2,920,320
Continental Resources, Inc. (I)	4,100	131,610
EQT Corp.	154,300	12,007,626
Pioneer Natural Resources Company	11,200	1,378,272
Financials 6.6%		166,456,933
Banks 0.1%
Citigroup, Inc.	26,000	1,390,480
Capital markets 3.7%
Ameriprise Financial, Inc.	135,589	15,276,813
Invesco, Ltd.	71,000	2,421,810
Morgan Stanley	902,700	31,098,015
Northern Trust Corp.	46,611	3,255,312
State Street Corp.	214,929	15,457,694
TD Ameritrade Holding Corp.	634,300	21,223,678
The Bank of New York Mellon Corp.	107,900	4,294,420
Diversified financial services 0.8%
Intercontinental Exchange, Inc.	86,950	19,860,250
Insurance 0.4%
Aon PLC	11,400	1,065,216
Marsh & McLennan Companies, Inc.	168,100	9,032,013

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Financials (continued)
Real estate investment trusts 1.6%
American Tower Corp.	456,462	$42,081,232
Health care 25.9%		655,385,077
Biotechnology 9.4%
Alexion Pharmaceuticals, Inc. (I)	324,400	55,858,436
Amgen, Inc.	3,100	470,518
Biogen, Inc. (I)	98,000	29,135,400
Celgene Corp. (I)	465,200	54,930,816
Gilead Sciences, Inc.	510,400	53,627,728
Incyte Corp. (I)	16,700	1,940,373
Regeneron Pharmaceuticals, Inc. (I)	48,800	25,058,800
Vertex Pharmaceuticals, Inc. (I)	136,200	17,368,224
Health care equipment and supplies 2.2%
Becton, Dickinson and Company	125,000	17,627,500
Hologic, Inc. (I)	31,900	1,238,039
Intuitive Surgical, Inc. (I)	36,700	18,751,865
Medtronic PLC	90,450	6,538,631
Stryker Corp.	117,821	11,623,042
The Cooper Companies, Inc.	6,600	1,071,972
Health care providers and services 6.6%
Aetna, Inc.	72,300	8,279,796
AmerisourceBergen Corp.	101,400	10,144,056
Anthem, Inc.	145,300	20,494,565
Cardinal Health, Inc.	202,200	16,634,994
Cigna Corp.	34,300	4,829,097
Henry Schein, Inc. (I)	5,500	752,455
Humana, Inc.	28,100	5,136,399
McKesson Corp.	330,500	65,300,190
UnitedHealth Group, Inc.	293,900	34,004,230
Life sciences tools and services 1.4%
Thermo Fisher Scientific, Inc.	272,700	34,188,399
Pharmaceuticals 6.3%
AbbVie, Inc.	11,300	705,233
Allergan PLC (I)	216,273	65,690,761
Bristol-Myers Squibb Company	208,100	12,375,707
Eli Lilly & Company	201,100	16,560,585
Perrigo Company PLC	1,800	329,346
Shire PLC, ADR	41,200	9,558,400
Valeant Pharmaceuticals International, Inc. (I)	239,200	55,159,520
Industrials 9.4%		237,556,619
Aerospace and defense 1.7%
Lockheed Martin Corp.	2,500	502,950

14SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Textron, Inc.	125,400	$4,865,520
The Boeing Company	283,300	37,021,644
Air freight and logistics 0.7%
FedEx Corp.	118,900	17,907,529
Airlines 2.1%
Alaska Air Group, Inc.	9,800	733,628
American Airlines Group, Inc.	672,000	26,194,560
Delta Air Lines, Inc.	4,000	175,120
United Continental Holdings, Inc. (I)	441,600	25,157,952
Industrial conglomerates 3.7%
Danaher Corp.	873,374	76,001,005
Roper Technologies, Inc.	103,300	16,743,897
Machinery 0.6%
Flowserve Corp.	7,800	352,014
Wabtec Corp.	171,100	16,384,536
Professional services 0.2%
IHS, Inc., Class A (I)	40,700	4,722,014
Verisk Analytics, Inc. (I)	3,500	255,780
Road and rail 0.4%
Canadian Pacific Railway, Ltd.	38,800	5,633,760
J.B. Hunt Transport Services, Inc.	61,200	4,454,136
Kansas City Southern	1,900	176,206
Union Pacific Corp.	3,200	274,368
Information technology 25.4%		641,637,757
Internet software and services 12.6%
Akamai Technologies, Inc. (I)	65,000	4,635,150
Alibaba Group Holding, Ltd., ADR (I)	354,044	23,409,389
Baidu, Inc., ADR (I)	148,800	21,910,800
Facebook, Inc., Class A (I)	856,965	76,638,380
Google, Inc., Class A (I)	94,184	61,014,279
Google, Inc., Class C (I)	146,529	90,591,554
LinkedIn Corp., Class A (I)	60,600	10,944,360
Tencent Holdings, Ltd.	1,717,400	28,761,319
IT services 6.6%
Cognizant Technology Solutions Corp., Class A (I)	81,900	5,154,786
Fiserv, Inc. (I)	255,500	21,786,485
MasterCard, Inc., Class A	738,600	68,224,482
Visa, Inc., Class A	1,018,800	72,640,440
Software 4.5%
Electronic Arts, Inc. (I)	129,400	8,559,810
Microsoft Corp.	954,300	41,531,136

SEE NOTES TO FINANCIAL STATEMENTS15

			Shares	Value
Information technology (continued)
Software (continued)
Red Hat, Inc. (I)			209,003	$15,092,107
salesforce.com, Inc. (I)			544,600	37,773,456
ServiceNow, Inc. (I)			152,800	10,842,688
Technology hardware, storage and peripherals 1.7%
Apple, Inc.			373,600	42,127,136
Materials 2.5%				62,905,046
Chemicals 2.5%
Ashland, Inc.			60,300	6,329,691
Ecolab, Inc.			154,500	16,862,130
PPG Industries, Inc.			2,000	190,580
The Sherwin-Williams Company			154,500	39,522,645
Telecommunication services 0.1%				1,295,247
Wireless telecommunication services 0.1%
T-Mobile US, Inc. (I)			32,700	1,295,247
	Yield (%)		Shares	Value
Securities lending collateral 0.6%				$15,791,911
(Cost $15,791,607)
John Hancock Collateral Trust (W)	0.1436(Y	)	1,578,386	15,791,911
Short-term investments 0.7%
(Cost $18,170,220)
Money market funds 0.7%				18,170,220
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	514,207	514,207
T. Rowe Price Reserve Investment Fund	0.0975(Y	)	17,656,013	17,656,013
Total investments (Cost $1,344,359,479)† 101.0%				$2,552,367,651
Other assets and liabilities, net (1.0%)				($25,414,770)
Total net assets 100.0%				$2,526,952,881

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 8-31-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,354,551,640. Net unrealized appreciation aggregated $1,197,816,011, of which $1,217,510,148 related to appreciated investment securities and $19,694,137 related to depreciated investment securities.

16SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments in unaffiliated issuers, at value (Cost $1,328,567,872) including $15,500,928 of securities loaned	$2,536,575,740
Investments in affiliated issuers, at value (Cost $15,791,607)	15,791,911
Total investments, at value (Cost $1,344,359,479)	2,552,367,651
Receivable for investments sold	3,600,052
Receivable for fund shares sold	1,929,723
Dividends and interest receivable	1,414,055
Receivable for securities lending income	6,392
Receivable due from advisor	698
Other receivables and prepaid expenses	62,141
Total assets	2,559,380,712
Liabilities
Payable for investments purchased	14,173,997
Payable for fund shares repurchased	2,260,478
Payable upon return of securities loaned	15,811,753
Payable to affiliates
Accounting and legal services fees	25,089
Transfer agent fees	4,973
Trustees' fees	169
Other liabilities and accrued expenses	151,372
Total liabilities	32,427,831
Net assets	$2,526,952,881
Net assets consist of
Paid-in capital	$1,057,717,728
Undistributed net investment income	1,005,051
Accumulated net realized gain (loss) on investments and foreign currency transactions	260,222,246
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,208,007,856
Net assets	$2,526,952,881

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($46,456,663 ÷ 1,338,244 shares)[1]	$34.71
Class C ($9,703,692 ÷ 280,415 shares)[1]	$34.60
Class 1 ($969,340,173 ÷ 27,893,900 shares)	$34.75
Class NAV ($1,501,452,353 ÷ 43,192,546 shares)	$34.76
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$36.54

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

18SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the year ended 8-31-15

Investment income
Dividends	$22,258,926
Securities lending	74,695
Interest	6,780
Less foreign taxes withheld	(12,068)
Total investment income	22,328,333
Expenses
Investment management fees	21,010,909
Distribution and service fees	506,640
Accounting and legal services fees	315,586
Transfer agent fees	11,086
Trustees' fees	35,149
State registration fees	1,538
Printing and postage	839
Professional fees	87,692
Custodian fees	294,394
Registration and filing fees	28,156
Other	33,975
Total expenses	22,325,964
Less expense reductions	(1,027,477)
Net expenses	21,298,487
Net investment income	1,029,846
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	310,223,855
Investments in affiliated issuers	(5,681)
310,218,174
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(113,860,171)
Investments in affiliated issuers	(214)
(113,860,385)
Net realized and unrealized gain	196,357,789
Increase in net assets from operations	$197,387,635

SEE NOTES TO FINANCIAL STATEMENTS19

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income (loss)	$1,029,846	($1,315,968)
Net realized gain	310,218,174	289,456,331
Change in net unrealized appreciation (depreciation)	(113,860,385)	330,413,584
Increase in net assets resulting from operations	197,387,635	618,553,947
Distributions to shareholders
From net realized gain
Class 1	(89,609,449)	(18,717,294)
Class NAV	(178,952,929)	(38,017,618)
Total distributions	(268,562,378)	(56,734,912)
From fund share transactions	(143,687,323)	(66,974,961)
Total increase (decrease)	(214,862,066)	494,844,074
Net assets
Beginning of year	2,741,814,947	2,246,970,873
End of year	$2,526,952,881	$2,741,814,947
Undistributed net investment income	$1,005,051	—

20SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$34.99
Net investment loss[2]	(0.07)
Net realized and unrealized loss on investments	(0.21)
Total from investment operations	(0.28)
Net asset value, end of period	$34.71
Total return (%)[3,4]	(0.80	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	[6]
Expenses including reductions	1.14	[6]
Net investment loss	(0.44	) [6]
Portfolio turnover (%)	31	[7]

1	The inception date for Class A shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS21

Class C Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$34.99
Net investment loss[2]	(0.18)
Net realized and unrealized loss on investments	(0.21)
Total from investment operations	(0.39)
Net asset value, end of period	$34.60
Total return (%)[3,4]	(1.11	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94	[6]
Expenses including reductions	1.89	[6]
Net investment loss	(1.19	) [6]
Portfolio turnover (%)	31	[7]

1	The inception date for Class C shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

22SEE NOTES TO FINANCIAL STATEMENTS

Class 1 Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$35.98	$28.74	$24.09	$20.63	$16.31
Net investment income (loss)[1]	— [2]	(0.03)	0.05	0.03	0.01
Net realized and unrealized gain on investments	2.44	8.04	4.66	3.45	4.31
Total from investment operations	2.44	8.01	4.71	3.48	4.32
Less distributions
From net investment income	—	—	(0.06)	(0.02)	—	[2]
From net realized gain	(3.67)	(0.77)	—	—	—
Total distributions	(3.67)	(0.77)	(0.06)	(0.02)	—	[2]
Net asset value, end of period	$34.75	$35.98	$28.74	$24.09	$20.63
Total return (%)[3]	7.25	28.06	19.62	16.87	26.51
Ratios and supplemental data
Net assets, end of period (in millions)	$969	$888	$696	$606	$489
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.86	0.86	0.86	0.86
Expenses including reductions	0.82	0.83	0.83	0.83	0.82
Net investment income	0.01	(0.08)	0.18	0.12	0.03
Portfolio turnover (%)	31	33	33	27	40

1	Based on average daily shares outstanding.
2	Less than $0.005 per share.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS23

Class NAV Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$35.97	$28.72	$24.07	$20.62	$16.30
Net investment income (loss)[1]	0.02	(0.01)	0.06	0.04	0.02
Net realized and unrealized gain on investments	2.44	8.03	4.67	3.44	4.31
Total from investment operations	2.46	8.02	4.73	3.48	4.33
Less distributions
From net investment income	—	—	(0.08)	(0.03)	(0.01)
From net realized gain	(3.67)	(0.77)	—	—	—
Total distributions	(3.67)	(0.77)	(0.08)	(0.03)	(0.01)
Net asset value, end of period	$34.76	$35.97	$28.72	$24.07	$20.62
Total return (%)[2]	7.31	28.11	19.69	16.89	26.58
Ratios and supplemental data
Net assets, end of period (in millions)	$1,501	$1,854	$1,551	$1,559	$1,881
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	0.81	0.81	0.81	0.81
Expenses including reductions	0.77	0.78	0.78	0.78	0.78
Net investment income (loss)	0.06	(0.04)	0.24	0.17	0.07
Portfolio turnover (%)	31	33	33	27	40

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

24SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide long-term growth of capital. Current income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common Stocks
Consumer discretionary	$653,977,694	$653,977,694	—	—
Consumer staples	78,797,061	78,797,061	—	—
Energy	20,394,086	20,394,086	—	—

25

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Financials	166,456,933	166,456,933	—	—
Health care	655,385,077	655,385,077	—	—
Industrials	237,556,619	237,556,619	—	—
Information technology	641,637,757	612,876,438	$28,761,319	—
Materials	62,905,046	62,905,046	—	—
Telecommunication services	1,295,247	1,295,247	—	—
Securities lending collateral	15,791,911	15,791,911	—	—
Short-term investments	18,170,220	18,170,220
Total investments in securities	$2,552,367,651	$2,523,606,332	$28,761,319	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to funds to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the portfolios and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2015 were $1,448.

26

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended August 31, 2015 and 2014 was as follows:

	August 31, 2015	August 31, 2014
Ordinary income	$7,436,336	$5,690,289
Long-term capital gains	261,126,042	51,044,623
Total	$268,562,378	$56,734,912

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis consisted of $17,493,927 of undistributed ordinary income and $253,925,531 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.825% of the first $1 billion of the

27

fund's aggregate net assets and b) 0.775% of the fund's aggregate net assets in excess of $1 billion. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for the day is 0.800% on the first $1 billion of aggregate net assets. The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

To the extent that expenses of Class A and Class C shares exceed 1.14% and 1.89% of average annual net assets (on an annualized basis) attributable to Class A and Class C shares, respectively (expense limitation), the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average annual net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisory voluntarily agreed to waive a portion of its advisory fees for the fund. This voluntary waiver is the amount that the subadvisory fees are reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

The expense reductions described above amounted to the following for the year ended August 31, 2015:

Class	Expense reduction	Class	Expense reduction
Class A	$8,910	Class NAV	$661,254
Class C	1,095	Total	$1,027,477
Class 1	356,218

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 0.74% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the year ended August 31, 2015, amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual

28

rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A and Class C shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $164,618 for the year ended August 31, 2015. Of this amount, $156,241 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,848 was paid as sales commissions to broker-dealers and $2,529 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, CDSCs received by the Distributor amounted to $0 and $257 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$21,776	$9,117
Class C	15,683	1,969
Class 1	469,181	—
Total	$506,640	$11,086

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	1,373,441	$49,163,577	—	—
Repurchased	(35,197)	(1,253,805)	—	—
Net increase	1,338,244	$47,909,772	—	—

29

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class C shares[1]
Sold	288,620	$10,333,508	—	—
Repurchased	(8,205)	(284,704)	—	—
Net increase	280,415	$10,048,804	—	—
Class 1 shares
Sold	2,117,356	$74,944,863	2,119,288	$70,408,415
Distributions reinvested	2,699,893	89,609,449	558,892	18,717,294
Repurchased	(1,600,674)	(55,907,971)	(2,215,761)	(73,820,499)
Net increase	3,216,575	$108,646,341	462,419	$15,305,210
Class NAV shares
Sold	229,244	$7,853,890	3,932,489	$128,524,116
Distributions reinvested	5,391,773	178,952,929	1,135,871	38,017,618
Repurchased	(13,970,326)	(497,099,059)	(7,529,017)	(248,821,905)
Net decrease	(8,349,309)	($310,292,240)	(2,460,657)	($82,280,171)
Total net decrease	(3,514,075)	($143,687,323)	(1,998,238)	($66,974,961)

1 The inception date for Class A and Class C shares is 3-27-15.

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV shares on August 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $830,614,396 and $1,221,682,334, respectively, for the year ended August 31, 2015.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 59.4% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Lifestyle Growth Fund	22.6%
John Hancock Funds II Lifestyle Balanced Fund	17.0%
John Hancock Funds II Lifestyle Aggressive Fund	8.3%

30

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Blue Chip Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Blue Chip Growth Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and transfer agent and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $261,126,042 in capital gain dividends.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Blue Chip Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its

33

operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the one-year period ended December 31, 2014. The Board also noted that the fund outperformed its benchmark index and peer group average for the three- and five-year periods ended December 31, 2014. The Board noted the fund's favorable performance relative to the benchmark index and to the peer group for the three- and five-year periods. The Board concluded that the fund's

34

performance has generally been in line with or outperformed the historical performance of the fund's benchmark index and peer group average over the longer-term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and

35

(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the

36

regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance has generally been in line with or outperformed the historical performance of the fund's benchmark index and peer group average over the longer-term;

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(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

39

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

42

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

43

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250803	457A 8/15 10/15

John Hancock

Equity Income Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Equity Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
18	Financial statements
21	Financial highlights
25	Notes to financial statements
33	Auditor's report
34	Tax information
35	Continuation of investment advisory and subadvisory agreements
41	Trustees and Officers
45	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide substantial dividend income and also long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A. Had the returns reflected Class A expenses, returns would be lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Despite recent volatility, equity markets finished higher

Major indexes reached record highs in May but volatility, spurred largely by China, pared those gains by the end of the period.

Fund underperformed its benchmark

The fund underperformed its primary benchmark, the Russell 1000 Value Index, due to adverse sector weighting and stock selection.

Healthcare sector was largest detractor

Healthcare was the top detractor from a sector standpoint, followed by energy.

SECTOR COMPOSITION AS OF 8/31/15 (%)

A note about risks

Large company stocks could fall out of favor. Value stocks may not increase in price as anticipated or may decline further in value. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase volatility and result in losses if not successful. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Brian C. Rogers, CFA, CIC, T. Rowe Price Associates, Inc.

Brian C. Rogers, CFA, CIC
Portfolio Manager
T. Rowe Price

Can you describe the market environment over the past 12 months?

U.S. equities produced positive returns for much of the period, with major indexes reaching record highs in May on the back of accommodative U.S. Federal Reserve (Fed) policy, continued economic improvement, an increase in merger-and-acquisition activity, and generally favorable corporate earnings reports. However, stocks declined sharply in early August, leading to broadly flat returns for the year after reports of a plunge in Chinese manufacturing activity sparked a global sell-off, which accelerated after China announced that it would permit the yuan to fall against the U.S. dollar. Uncertainty over the timing of the next rate hike by the Fed also added to investor concerns. Equity markets faced many challenges during the period, including sluggish global growth, the strengthening U.S. dollar, and investor concerns about the possible exit of Greece from the eurozone, which was resolved.

In this environment, the fund's benchmark, the Russell 1000 Value Index, posted negative returns. The healthcare sector advanced the most, followed by financials and both consumer sectors. The energy and materials sectors declined the most, driven by continued commodity weakness.

The fund underperformed its benchmark. What drove this underperformance?

Overall, both sector weighting and stock selection detracted from relative performance. The leading detractor from relative performance was the healthcare sector, due to an underweight position and stock selection. The fund did not have exposure to the managed care industry, as that segment of the market did not offer investments, in our judgment, with above-average yields trading at attractive valuations, and this area benefited from consolidation speculation that drove shares

4

"... stocks declined sharply in early August, leading to broadly flat returns for the year after reports of a plunge in Chinese manufacturing activity sparked a global sell-off ..."
higher on the prospect of increased overall industry efficiency. In addition, pharmaceutical company GlaxoSmithKline PLC was hindered by poor execution in having its respiratory drugs reimbursed by insurance plans, but we continue to like the company for its attractive dividend yield and the sales potential of its respiratory franchise.

The energy sector also weighed on relative performance due to both stock selection and an average overweight position in the sector for the period. Shares of Apache Corp. suffered amid falling commodity prices, but we believe the company should benefit over time from its strong balance sheet and efforts to streamline its exploration and production assets and increase operational efficiencies. An underweight position in the financials sector, which makes up over 30% of the benchmark, also detracted from relative performance.

What were some of the contributors to performance?

The most notable contributor to relative performance during the period was the materials sector, which was driven by effective stock selection. Vulcan Materials Company benefited from improving

TOP 10 HOLDINGS AS OF 8/31/15 (%)

JPMorgan Chase & Co.	3.3
General Electric Company	3.2
Wells Fargo & Company	2.3
Bank of America Corp.	2.0
U.S. Bancorp	1.9
Johnson & Johnson	1.8
Exxon Mobil Corp.	1.7
Pfizer, Inc.	1.7
The PNC Financial Services Group, Inc.	1.7
Chevron Corp.	1.6
TOTAL	21.2
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"The leading detractor from relative performance was the healthcare sector, due to an underweight position and stock selection."
margins due to robust volume growth, lower diesel fuel prices, and new management's focus on controlling costs. We maintained the fund's position in the aggregates producer given its strong competitive position and the potential for higher spending on construction and infrastructure. The industrials sector also contributed due to stock selection effects, as Masco Corp., which manufactures materials used in residential construction, benefited from higher demand as new home construction in the United States slowly improved.

What were notable additions and deletions to the portfolio, and how was the portfolio positioned at the end of the period?

While values have been difficult to find for much of the period, with major indexes trading at or near record highs, we found select opportunities in many high-quality companies that were left behind in the earlier market advance, many of which have faced negative sentiment. The recent downturn has also created some attractive opportunities for our long-term investment approach.

Among equity sectors, we added the most to the financials, consumer discretionary, and utilities sectors. The largest purchases during the period at the individual holding level were Occidental Petroleum Corp., Loews Corp., Las Vegas Sands Corp., and Canadian Natural Resources, Ltd., which are examples of firms that have been out of favor and that exhibit contrarian appeal. Their recent price declines have created opportunities to build positions in solid companies with undervalued stocks. Their dividend yields are attractive, and we believe their share prices do not reflect the underlying value of the companies.

Regarding deletions to the portfolio, we eliminated Apple, Inc., Quest Diagnostics, Inc., Murphy Oil Corp., and Legg Mason, Inc. Shares of Quest Diagnostics, Apple, and Legg Mason performed well during their holding period, and they advanced to the point where we felt that other investment opportunities were more attractive. Murphy Oil has faced headwinds from depressed crude prices, resulting in production cuts along with several exploration disappointments. We believe the

6

company faces considerable challenges in the current environment, and we eliminated the fund's position in favor of companies with fewer obstacles to improvement.

We will continue to employ our disciplined approach and have maintained our focus on investing in quality companies that are well managed with strong competitive and financial positions and attractive value characteristics. In most cases, we also prefer stocks with above-average dividend yields.

MANAGED BY

Brian C. Rogers, CFA, CIC On the fund since 2005 Investing since 1979

The views expressed in this report are exclusively those of Brian C. Rogers, CFA, CIC, T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	5-year	Since inception[2]	as of 8-31-15	as of 8-31-15
Class A3	-12.01	11.13	5.52	69.50	70.04	1.66	1.55
Class C3	-8.52	12.20	6.03	77.80	78.39	0.99	0.92
Class NAV[4]	-7.27	12.30	6.08	78.57	79.16	2.09	2.06
Class 1[4]	-7.33	12.24	6.03	78.16	78.32	2.04	2.00
Index 1†	-3.48	14.68	6.58	98.34	87.75	—	—
Index 2†	0.48	15.87	7.53	108.88	104.85	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 3.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class1 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A*	Class C*	Class 1	Class NAV
Gross (%)	1.27	1.97	0.89	0.84
Net (%)	1.16	1.91	0.89	0.84

*	Expenses have been estimated for the class's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Equity Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3,5	10-15-05	17,839	17,839	18,775	20,485
Class 1[4]	10-15-05	17,832	17,832	18,775	20,485
Class NAV[4]	10-15-05	17,916	17,916	18,775	20,485

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 10-15-05.
3	Class A and Class C shares were first offered on 3-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A and Class C. Had the returns reflected Class A and Class C expenses, returns would be lower.
4	For certain types of investors as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A2	$1,000.00	$936.90	$4.83	1.16%
Class C2	1,000.00	933.90	7.94	1.91%
Class 1	1,000.00	910.20	4.09	0.85%
Class NAV	1,000.00	909.90	3.75	0.78%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.40	$5.90	1.16%
Class C	1,000.00	1,015.60	9.70	1.91%
Class 1	1,000.00	1,020.90	4.33	0.85%
Class NAV	1,000.00	1,021.30	3.97	0.78%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
2	The inception date for Class A and Class C shares is 3-27-15. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the one-half year period).

11

Fund's investments

As of 8-31-15
	Shares	Value
Common stocks 98.1%		$1,820,150,748
(Cost $1,609,806,309)
Consumer discretionary 12.0%		222,485,842
Auto components 0.7%
Johnson Controls, Inc.	325,800	13,403,410
Automobiles 1.1%
Ford Motor Company	661,300	9,172,231
General Motors Company	350,739	10,325,756
Distributors 0.7%
Genuine Parts Company	146,350	12,218,762
Hotels, restaurants and leisure 1.8%
Carnival Corp.	297,600	14,650,848
Las Vegas Sands Corp.	257,500	11,904,225
McDonald's Corp.	64,200	6,100,284
Leisure products 1.1%
Mattel, Inc.	854,900	20,030,307
Media 3.9%
Cablevision Systems Corp., Class A	485,100	12,209,967
Comcast Corp., Class A	203,700	11,474,421
News Corp., Class A (I)	469,700	6,402,011
The New York Times Company, Class A	493,100	5,996,096
The Walt Disney Company	119,100	12,133,908
Time Warner, Inc.	174,466	12,404,533
Twenty-First Century Fox, Inc., Class A	66,700	1,826,913
Twenty-First Century Fox, Inc., Class B	221,500	6,126,690
Viacom, Inc., Class B	100,700	4,105,539
Multiline retail 1.7%
Kohl's Corp.	332,100	16,947,063
Macy's, Inc.	262,600	15,390,986
Specialty retail 0.8%
Staples, Inc.	1,065,200	15,136,492
Textiles, apparel and luxury goods 0.2%
Coach, Inc.	149,600	4,525,400
Consumer staples 5.0%		92,799,469
Beverages 1.0%
PepsiCo, Inc.	190,900	17,740,337
Food and staples retailing 0.2%
Wal-Mart Stores, Inc.	66,500	4,304,545
Food products 2.7%
Archer-Daniels-Midland Company	477,100	21,464,729

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples (continued)
Food products (continued)
Campbell Soup Company	220,300	$10,572,197
Kellogg Company	128,600	8,523,608
McCormick & Company, Inc.	125,500	9,949,640
Household products 0.9%
The Clorox Company	145,600	16,186,352
Personal products 0.2%
Avon Products, Inc. (L)	781,900	4,058,061
Energy 11.6%		214,583,050
Energy equipment and services 0.4%
Diamond Offshore Drilling, Inc. (L)	290,500	6,887,755
Oil, gas and consumable fuels 11.2%
Anadarko Petroleum Corp.	163,236	11,684,433
Apache Corp.	522,400	23,633,376
BP PLC, ADR	230,792	7,740,764
Canadian Natural Resources, Ltd.	492,700	11,070,969
Chevron Corp.	377,360	30,562,386
Columbia Pipeline Group, Inc.	663,300	16,821,288
ConocoPhillips	107,400	5,278,710
CONSOL Energy, Inc. (L)	460,700	7,016,461
Exxon Mobil Corp.	423,024	31,828,326
Hess Corp.	391,900	23,298,455
Occidental Petroleum Corp.	208,700	15,237,187
Royal Dutch Shell PLC, ADR, Class A	444,500	23,522,940
Financials 22.6%		418,190,934
Banks 12.6%
Bank of America Corp.	2,240,922	36,616,665
JPMorgan Chase & Co.	950,914	60,953,587
Regions Financial Corp.	345,900	3,317,181
Royal Bank of Scotland Group PLC (I)	1,457,410	7,530,343
SunTrust Banks, Inc.	410,000	16,551,700
The PNC Financial Services Group, Inc.	338,100	30,807,672
U.S. Bancorp	850,900	36,035,615
Wells Fargo & Company	788,800	42,066,704
Capital markets 2.0%
Northern Trust Corp.	338,900	23,668,776
Och-Ziff Capital Management Group LLC, Class A	306,600	3,093,594
State Street Corp.	122,200	8,788,624
The Bank of New York Mellon Corp.	14,500	577,100
Consumer finance 1.2%
American Express Company	294,600	22,601,712

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Financials (continued)
Insurance 5.0%
Loews Corp.	554,500	$20,211,525
Marsh & McLennan Companies, Inc.	553,800	29,755,674
MetLife, Inc.	379,600	19,017,960
Sun Life Financial, Inc.	254,900	8,123,663
The Chubb Corp.	94,400	11,404,464
Willis Group Holdings PLC	93,000	4,007,370
Real estate investment trusts 1.8%
Digital Realty Trust, Inc.	170,600	10,802,392
Rayonier, Inc.	339,100	7,799,300
Weyerhaeuser Company	517,513	14,459,313
Health care 6.9%		128,026,694
Pharmaceuticals 6.9%
Bristol-Myers Squibb Company	424,000	25,215,280
GlaxoSmithKline PLC	493,875	10,083,748
Johnson & Johnson	358,800	33,720,024
Merck & Company, Inc.	510,500	27,490,425
Pfizer, Inc.	978,188	31,517,217
Industrials 13.3%		247,360,977
Aerospace and defense 2.3%
Honeywell International, Inc.	156,500	15,535,755
The Boeing Company	190,500	24,894,540
United Technologies Corp.	23,700	2,171,157
Air freight and logistics 1.2%
United Parcel Service, Inc., Class B	236,000	23,045,400
Building products 1.0%
Masco Corp.	373,800	9,804,774
USG Corp. (I)	294,200	8,976,042
Commercial services and supplies 0.3%
Tyco International PLC	149,400	5,421,726
Electrical equipment 1.5%
Eaton Corp. PLC	170,026	9,701,684
Emerson Electric Company	382,900	18,271,988
Industrial conglomerates 3.2%
General Electric Company	2,400,000	59,568,000
Machinery 3.8%
Deere & Company	194,500	15,906,210
Flowserve Corp.	151,900	6,855,247
Illinois Tool Works, Inc.	286,100	24,184,033
Joy Global, Inc.	242,300	5,868,506
Stanley Black & Decker, Inc.	78,500	7,969,320

14SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Xylem, Inc.	283,100	$9,186,595
Information technology 10.9%		202,247,474
Communications equipment 3.2%
Cisco Systems, Inc.	677,500	17,533,700
Harris Corp.	296,500	22,777,130
QUALCOMM, Inc.	346,700	19,616,286
Electronic equipment, instruments and components 0.9%
Corning, Inc.	919,100	15,817,711
IT services 1.6%
Computer Sciences Corp.	115,400	7,153,646
IBM Corp.	113,500	16,785,515
The Western Union Company	341,600	6,299,104
Semiconductors and semiconductor equipment 2.6%
Analog Devices, Inc.	275,000	15,361,500
Applied Materials, Inc.	980,200	15,766,517
Texas Instruments, Inc.	351,300	16,806,192
Software 1.5%
CA, Inc.	224,700	6,132,063
Microsoft Corp.	481,100	20,937,472
Technology hardware, storage and peripherals 1.1%
Dell, Inc. (I)(R)	1,010,600	15,453,493
EMC Corp.	233,500	5,807,145
Materials 5.4%		101,018,672
Chemicals 1.3%
E.I. du Pont de Nemours & Company	343,000	17,664,500
Potash Corp. of Saskatchewan, Inc.	279,000	7,254,000
Construction materials 1.1%
Vulcan Materials Company	216,700	20,287,454
Containers and packaging 0.5%
WestRock Company	172,926	10,263,158
Metals and mining 1.3%
Newmont Mining Corp.	447,100	7,631,997
Nucor Corp.	378,800	16,398,252
Paper and forest products 1.2%
International Paper Company	498,825	21,519,311
Telecommunication services 4.0%		74,990,126
Diversified telecommunication services 3.8%
AT&T, Inc.	911,973	30,277,504
CenturyLink, Inc.	330,298	8,931,258

SEE NOTES TO FINANCIAL STATEMENTS15

			Shares	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Telefonica SA			703,108	$9,908,529
Verizon Communications, Inc.			472,077	21,720,263
Wireless telecommunication services 0.2%
Vodafone Group PLC			1,205,937	4,152,572
Utilities 6.4%				118,447,510
Electric utilities 4.8%
Duke Energy Corp.			340,736	24,161,590
Entergy Corp.			298,800	19,520,604
Exelon Corp.			423,500	13,026,860
FirstEnergy Corp.			544,175	17,391,833
Xcel Energy, Inc.			455,000	15,347,150
Independent power and renewable electricity producers 0.4%
AES Corp.			600,200	7,202,400
Multi-utilities 1.2%
NiSource, Inc.			834,900	14,017,971
PG&E Corp.			156,900	7,779,102
	Yield (%)		Shares	Value
Securities lending collateral 0.8%				$15,242,737
(Cost $15,242,761)
John Hancock Collateral Trust (W)	0.1436(Y	)	1,523,497	15,242,737
Short-term investments 2.6%
(Cost $47,392,058)
Money market funds 2.6%				47,392,058
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	1,499,998	1,499,998
T. Rowe Price Reserve Investment Fund	0.0975(Y	)	45,892,060	45,892,060
Total investments (Cost $1,672,441,128)† 101.5%				$1,882,785,543
Other assets and liabilities, net (1.5%)				($28,272,498)
Total net assets 100.0%				$1,854,513,045

16SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 8-31-15.
(R)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,688,864,966. Net unrealized appreciation aggregated $193,920,577, of which $324,691,820 related to appreciated investment securities and $130,771,243 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS17

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments in unaffiliated issuers, at value (Cost $1,657,198,367) including $14,895,932 of securities loaned	$1,867,542,806
Investments in affiliated issuers, at value (Cost $15,242,761)	15,242,737
Total investments, at value (Cost $1,672,441,128)	1,882,785,543
Receivable for investments sold	7,830,533
Receivable for fund shares sold	108,782
Dividends and interest receivable	6,235,451
Receivable for securities lending income	65,407
Other receivables and prepaid expenses	46,379
Total assets	1,897,072,095
Liabilities
Payable for investments purchased	26,679,927
Payable for fund shares repurchased	498,021
Payable upon return of securities loaned	15,233,781
Payable to affiliates
Accounting and legal services fees	18,457
Transfer agent fees	412
Trustees' fees	145
Other liabilities and accrued expenses	128,307
Total liabilities	42,559,050
Net assets	$1,854,513,045
Net assets consist of
Paid-in capital	$1,545,210,083
Undistributed net investment income	6,830,986
Accumulated net realized gain (loss) on investments and foreign currency transactions	92,129,447
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	210,342,529
Net assets	$1,854,513,045

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($4,162,923 ÷ 226,544 shares)[1]	$18.38
Class C ($310,370 ÷ 16,880 shares)[1]	$18.39
Class 1 ($297,142,254 ÷ 16,159,462 shares)	$18.39
Class NAV ($1,552,897,498 ÷ 84,524,191 shares)	$18.37
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.35

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

18SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the year ended 8-31-15

Investment income
Dividends	$52,888,464
Securities lending	842,439
Interest	73,848
Less foreign taxes withheld	(432,022)
Total investment income	53,372,729
Expenses
Investment management fees	16,240,907
Distribution and service fees	177,162
Accounting and legal services fees	242,664
Transfer agent fees	1,033
Trustees' fees	27,481
State registration fees	965
Printing and postage	616
Professional fees	83,172
Custodian fees	224,234
Registration and filing fees	28,468
Other	33,877
Total expenses	17,060,579
Less expense reductions	(790,314)
Net expenses	16,270,265
Net investment income	37,102,464
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	125,721,764
Investments in affiliated issuers	(4,663)
125,717,101
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(306,427,007)
Investments in affiliated issuers	(24)
(306,427,031)
Net realized and unrealized loss	(180,709,930)
Decrease in net assets from operations	($143,607,466)

SEE NOTES TO FINANCIAL STATEMENTS19

STATEMENT OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income	$37,102,464	$32,267,796
Net realized gain	125,717,101	107,568,962
Change in net unrealized appreciation (depreciation)	(306,427,031)	171,752,725
Increase (decrease) in net assets resulting from operations	(143,607,466)	311,589,483
Distributions to shareholders
From net investment income
Class A	(9,138)	—
Class C	(588)	—
Class 1	(8,718,963)	(8,079,253)
Class NAV	(44,851,645)	(31,142,028)
From net realized gain
Class 1	(19,077,578)	(2,357,889)
Class NAV	(94,345,432)	(8,905,104)
Total distributions	(167,003,344)	(50,484,274)
From fund share transactions	27,807,171	310,910,067
Total increase (decrease)	(282,803,639)	572,015,276
Net assets
Beginning of year	2,137,316,684	1,565,301,408
End of year	$1,854,513,045	$2,137,316,684
Undistributed net investment income	$6,830,986	$23,342,937

20SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$19.76
Net investment income[2]	0.15
Net realized and unrealized loss on investments	(1.38)
Total from investment operations	(1.23)
Less distributions
From net investment income	(0.15)
Total distributions	(0.15)
Net asset value, end of period	$18.38
Total return (%)[3,4]	(6.31	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	[6]
Expenses including reductions	1.12	[6]
Net investment income	1.79	[6]
Portfolio turnover (%)	19	[7]

1	The inception date for Class A shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS21

Class C Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$19.76
Net investment income[2]	0.08
Net realized and unrealized loss on investments	(1.38)
Total from investment operations	(1.30)
Less distributions
From net investment income	(0.07)
Total distributions	(0.07)
Net asset value, end of period	$18.39
Total return (%)[3,4]	(6.61	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94	[7]
Expenses including reductions	1.87	[7]
Net investment income	0.94	[7]
Portfolio turnover (%)	19	[8]

1	The inception date for Class C shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

22SEE NOTES TO FINANCIAL STATEMENTS

Class 1 Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$21.47	$18.53	$15.59	$13.56	$12.05
Net investment income[1]	0.36	0.35	0.32	0.31	0.25
Net realized and unrealized gain (loss) on investments	(1.78)	3.17	2.94	1.91	1.46
Total from investment operations	(1.42)	3.52	3.26	2.22	1.71
Less distributions
From net investment income	(0.52)	(0.45)	(0.32)	(0.19)	(0.20)
From net realized gain	(1.14)	(0.13)	—	—	—
Total distributions	(1.66)	(0.58)	(0.32)	(0.19)	(0.20)
Net asset value, end of period	$18.39	$21.47	$18.53	$15.59	$13.56
Total return (%)[2]	(7.33)	19.24	21.20	16.55	14.13
Ratios and supplemental data
Net assets, end of period (in millions)	$297	$377	$339	$286	$254
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.87	0.86	0.87	0.87
Expenses including reductions	0.82	0.83	0.83	0.84	0.84
Net investment income	1.77	1.75	1.82	2.13	1.78
Portfolio turnover (%)	19	17	14	21	17

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS23

Class NAV Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$21.45	$18.52	$15.57	$13.55	$12.04
Net investment income[1]	0.37	0.37	0.32	0.31	0.25
Net realized and unrealized gain (loss) on investments	(1.78)	3.15	2.95	1.91	1.47
Total from investment operations	(1.41)	3.52	3.27	2.22	1.72
Less distributions
From net investment income	(0.53)	(0.46)	(0.32)	(0.20)	(0.21)
From net realized gain	(1.14)	(0.13)	—	—	—
Total distributions	(1.67)	(0.59)	(0.32)	(0.20)	(0.21)
Net asset value, end of period	$18.37	$21.45	$18.52	$15.57	$13.55
Total return (%)[2]	(7.27)	19.25	21.33	16.54	14.19
Ratios and supplemental data
Net assets, end of period (in millions)	$1,553	$1,760	$1,226	$1,254	$1,269
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	0.82	0.81	0.82	0.82
Expenses including reductions	0.77	0.78	0.78	0.79	0.79
Net investment income	1.83	1.81	1.87	2.18	1.79
Portfolio turnover (%)	19	17	14	21	17

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

24SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide substantial dividend income and also long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

25

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$222,485,842	$222,485,842	—	—
Consumer staples	92,799,469	92,799,469	—	—
Energy	214,583,050	214,583,050	—	—
Financials	418,190,934	410,660,591	$7,530,343	—
Health care	128,026,694	117,942,946	10,083,748	—
Industrials	247,360,977	247,360,977	—	—
Information technology	202,247,474	186,793,981	—	$15,453,493
Materials	101,018,672	101,018,672	—	—
Telecommunication services	74,990,126	60,929,025	14,061,101	—
Utilities	118,447,510	118,447,510	—	—
Securities lending collateral	15,242,737	15,242,737	—	—
Short-term investments	47,392,058	47,392,058	—	—
Total investments in securities	$1,882,785,543	$1,835,656,858	$31,675,192	$15,453,493

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term

26

money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2015 were $1,238. For the year ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

27

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions for the years ended August 31, 2015 and 2014 was as follows:

	August 31, 2015	August 31, 2014
Ordinary income	$57,930,024	$39,899,744
Long-term capital gains	109,073,320	10,584,530
Total	$167,003,344	$50,484,274

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis consisted of $8,656,671 of undistributed ordinary income and $106,727,600 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.825% of the first $1 billion of the fund's aggregate net assets and (b) 0.775% of the fund's aggregate net assets in excess of $1 billion. Aggregate net assets

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generally include the net assets of the fund and other funds identified in the advisory agreement. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for the day is 0.800% on the first $1 billion of aggregate net assets. The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

To the extent that expenses of Class A and Class C shares exceed 1.14% and 1.89% of average annual net assets (on an annualized basis) attributable to Class A and Class C shares, respectively (expense limitation), the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average annual net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) class specific expenses (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The Advisor voluntarily agreed to waive a portion of its advisory fees for the fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

The expense reductions described above amounted to the following for the year ended August 31, 2015:

Class	Expense reduction	Class	Expense reduction
Class A	$918	Class 1	$132,237
Class C	50	Total	$790,314
Class NAV	657,109

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 0.74% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These

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accounting and legal services fees incurred for the year ended August 31, 2015, amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A and Class C shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $18,852 for the year ended August 31, 2015. Of this amount, $18,383 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $469 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$2,237	$936
Class C	771	97
Class 1	174,154	—
Total	$177,162	$1,033

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

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Note 5 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	233,813	$4,609,184	—	—
Distributions reinvested	419	8,402	—	—
Repurchased	(7,688)	(145,910)	—	—
Net increase	226,544	$4,471,676	—	—
Class C shares[1]
Sold	16,869	$330,461	—	—
Distributions reinvested	11	231	—	—
Net increase	16,880	$330,692	—	—
Class 1 shares
Sold	261,490	$5,227,385	903,383	$18,171,230
Distributions reinvested	1,365,295	27,796,541	524,216	10,437,142
Repurchased	(3,033,479)	(61,517,227)	(2,165,467)	(43,762,990)
Net decrease	(1,406,694)	($28,493,301)	(737,868)	($15,154,618)
Class NAV shares
Sold	1,996,083	$41,189,788	16,999,858	$349,985,836
Distributions reinvested	6,844,376	139,197,077	2,012,419	40,047,132
Repurchased	(6,361,626)	(128,888,761)	(3,181,029)	(63,968,283)
Net increase	2,478,833	$51,498,104	15,831,248	$326,064,685
Total net increase	1,315,563	$27,807,171	15,093,380	$310,910,067

1 The inception date for Class A and Class C shares is 3-27-15.

Affiliates of the fund owned 30% and 100% of shares of beneficial interest of Class C and Class NAV, respectively, on August 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $435,766,681 and $363,645,258, respectively, for the year ended August 31, 2015.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 83.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
JHF II Lifestyle Growth Fund	31.5%
JHF II Lifestyle Balanced Fund	23.2%
JHF II Lifestyle Aggressive Fund	11.5%
JHF II Lifestyle Moderate Fund	7.1%

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Note 8 — Other Matters

The Trust has been named as a defendant in an adversary proceeding originally brought by the Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company's Chapter 11 bankruptcy proceeding (In re: Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007. The plaintiff seeks to recover payments of the proceeds from the leveraged buy-out made to the beneficial owners of shares of Tribune Company, and alleges these payments were intentionally fraudulent conveyances under the U.S. Bankruptcy Code. The adversary proceeding, which is now captioned Marc S. Kirschner, as Litigation Trustee for the Tribune LitigationTrust v. FitzSimons, No. 12-2652 (S.D.N.Y.), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.). On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

In a related matter, the Trust has been named as a defendant in Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.). This case also relates to the Tribune Company leveraged buy-out transaction and asserts claims on behalf of Tribune noteholders for constructive fraudulent conveyance under state law, and it also has been consolidated into the multidistrict litigation proceeding. On September 23, 2013, the Court granted the defendants' motion to dismiss this action on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The appeals have been fully briefed, and oral argument took place on November 5, 2014. The Court has not yet issued a decision on the appeal.

The potential amount sought to be recovered by the plaintiffs in these two actions from Equity-Income Fund is unknown, but it includes approximately $11,971,400, representing the proceeds that the fund received in the leveraged buyout, plus an unknown amount of interest and the plaintiffs' attorneys' fees and expenses. The fund cannot predict the outcome of this proceeding. The fund is currently assessing the case and has not yet determined the effect, if any, on the fund's net assets and results of operations. If the proceeding were to be decided in a manner adverse to the fund, or if the fund were to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the fund's net asset value.

Note 9 — Direct placement securities

The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at August 31, 2015.

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 8-31-15
Dell, Inc.	11-26-08 to 10-17-12	$11,534,342	1,010,600	1,010,600	0.83%	$15,453,493

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AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Equity Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Equity Income Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers and transfer agent and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $109,073,320 in capital gain dividends.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Equity Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its

35

operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that the fund underperformed its peer group average for the one- and five-year periods ended December 31, 2014 and outperformed its peer group average for the three-year period ended December 31,

36

2014. The Board noted the fund's favorable performance relative to the peer group for the three-year period. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and

37

(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the

38

regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund's performance is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and

39

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

40

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

41

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

42

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

43

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

44

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers, LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

45

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250807	458A 8/15 10/15

John Hancock

Income Allocation Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Income Allocation Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
18	Financial highlights
22	Notes to financial statements
33	Auditor's report
34	Tax information
35	Trustees and Officers
39	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.

CUMULATIVE TOTAL RETURN AS OF 8/31/15 (%)

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

The Blended Index comprises 50% MSCI World Index and 50% Barclays U.S. Aggregate Bond Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Slow, but steady start

The fund posted a modest loss during its initial, abbreviated fiscal year, a period of volatile financial asset price movements across many global capital markets.

Emerging-market debt hindered

An allocation to emerging-market debt investments weighed on performance during the period.

Duration helped

As yields declined, a position in an exchange-traded fund (ETF) with exposure to long-duration U.S. Treasury securities partially offset the shortfall.

ASSET ALLOCATION AS OF 8/31/15 (%)

Equity	13.9
U.S. Large Cap	10.6
International Large Cap	3.3
Fixed income	68.8
Multi-Sector Bond	24.1
Intermediate Bond	22.6
High Yield Bond	11.5
Global Bond	6.7
Bank Loan	3.9
Alternative and specialty	1.9
Real Estate	1.9
Exchange-traded funds	11.0
Short-term investments and other	4.4

As a percentage of net assets.

A note about risks

The fund's performance depends on the subadvisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. The fund is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks, bonds, and derivatives can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of medium and small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default and interest-rate risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Fixed-income securities are affected by changes in interest rates and credit quality; a rise in interest rates typically causes bond prices to fall. Owning an exchange-traded fund generally reflects the risks of owning the underlying securities it is designed to track. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Hedging, derivatives, and other strategic transactions may increase volatility and result in losses if not successful. For additional information on these and other risk considerations, please see the fund's prospectuses.

3

Discussion of fund performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

Would you start by telling us a little about the main idea behind this new fund?

John Hancock Investments launched the fund on November 14, 2014, as an income solution for all market environments. A multi-asset, yield-oriented approach to investing, the fund seeks current income with consideration for capital appreciation and preservation.

We manage the fund to pursue income opportunities across a range of asset classes, including global fixed-income and dividend-paying equity investments. At the same time, our approach incorporates proprietary risk forecasts and correlation analyses to minimize portfolio volatility.

We allocate the fund's capital across global income-producing asset classes and investment strategies managed by a diverse set of portfolio teams, where each manager has specialized knowledge and a specific area of expertise.

The fund may also invest in derivative instruments, such as forward currency contracts. The fund's derivative positions had a modestly positive impact on performance during the period.

What was the environment like during the partial fiscal year ended August 31, 2015?

The capital markets posed a number of challenges to investors over the course of the period. Many asset classes posted negative returns, including broad swaths of the world's developed and emerging fixed-income and equity markets.

Key macro themes included slow economic growth, falling commodity prices, diverging monetary policies among the world's major central banks, and a surging U.S. dollar, which appreciated relative to most other currencies during the period.

4

"We allocate the fund's capital across global income-producing asset classes and investment strategies managed by a diverse set of portfolio teams, where each manager has specialized knowledge and a specific area of expertise."

What drove the increase in global market volatility late in the period?

This summer, when the S&P 500 Index declined 11.2% from August 17 through August 25, we saw the first double-digit percentage correction since 2011. In our view, the choppy market price movements were not indicative of dire economic fundamentals. If anything, the correction may have been overdue. Given the extended period of fairly consistent market gains, many investors had been anticipating a pullback of this sort for some time.

Moreover, a series of major capital market regime changes intensified, which included downward shifts in oil and other commodity prices, multiple currency devaluations, and slowing growth in China as authorities endeavored to manage the economy's increasing reliance upon domestic consumption.

Finally, the uncertainty about the timing and impact of the U.S. Federal Reserve's (Fed's) next interest-rate hike, which will be the first since 2006, appeared to rattle market participants as well. The Fed left rates unchanged as its September meeting adjourned, shortly after the close of the fund's fiscal year.

Erratic asset price behavior is as old as economic history itself. Although it's frequently uncomfortable, market volatility is not entirely without its virtues. It can present an opportunity for asset allocators to rebalance and take advantage of temporary market weaknesses in an effort to improve a portfolio's long-run prospective return profile.

With that in mind, how did the fund perform during the period?

From its inception on November 14, 2014, to August 31, 2015, the fund's Class A shares declined 2.00%, excluding sales charges, trailing its blended benchmark.

5

"... the uncertainty about the timing and impact of the U.S. Federal Reserve's (Fed's) next interest-rate hike, which will be the first since 2006, appeared to rattle market participants as well. The Fed left rates unchanged as its September meeting adjourned ..."

What were the primary hindrances to the fund's performance?

Allocations to credit-oriented sectors declined in absolute terms. Emerging Markets Debt Fund (John Hancock), which targets government and corporate debt from countries with expanding economies and favorable demographic trends, was the lead individual detractor. Other positions that had a negative impact for the period included SPDR S&P International Dividend ETF, Vanguard High Dividend Yield ETF, and Global Shareholder Yield Fund (Epoch).

How about the contributors?

Allocations to multi-sector and core bond strategies were relative contributors. Specific holdings that performed well included Vanguard Extended Duration Treasury ETF and iShares U.S. Preferred Stock ETF.

How was the fund positioned at the close of the period?

The fund had representation across a broad range of global income-generating asset classes as the period drew to a close, including multi-sector fixed income, intermediate-term bond, international equity, high-yield bond, U.S. large-cap equity, and emerging-market debt strategies.

At the end of the period, the fund's largest positions included those in Strategic Income Opportunities Fund (John Hancock), a multi-sector approach to the debt and foreign exchange markets, and Bond Fund (John Hancock), a core plus fixed-income approach. The fund's largest equity positions were in Global Shareholder Yield Fund (Epoch) and High Dividend Yield ETF (Vanguard).

6

Would you please comment on the fund's two largest positions, both of which are new since the last reporting period?

Since its inception, the fund has pursued an investment objective of providing a high level of current income with consideration for capital appreciation and preservation.

While the fund's investment objective has remained unchanged, we expanded its investment flexibility this summer, providing it with the ability to operate solely as a fund of funds while maintaining its ability to directly own securities as well.

MANAGED BY

Robert M. Boyda On the fund since inception Investing since 1979
Marcelle Daher, CFA On the fund since inception Investing since 1999
Jeffrey N. Given, CFA On the fund since inception Investing since 1993
Thomas C. Goggins On the fund since inception Investing since 1989
Howard C. Greene, CFA On the fund since inception Investing since 1979
Daniel S. Janis III On the fund since inception Investing since 1984
Steven E. Medina, CFA On the fund since inception Investing since 1994
Nathan W. Thooft, CFA On the fund since inception Investing since 2000

The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	Since inception[1]	as of 8-31-15	as of 8-31-15
Class A	-5.95	3.15	2.39
Class C	-3.66	2.44	1.82
Class I2	-1.76	3.56	2.96
Class R6[2]	-1.68	3.67	3.09
Index 1†	-2.21	—	—
Index 2†	1.29	—	—
Index 3†	-0.32	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund invests. The expense ratios are as follows:

	Class A*	Class C*	Class I*	Class R6*
Gross (%)	1.44	2.14	1.13	1.03
Net (%)	1.23	1.93	0.92	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class A, Class C, Class I and Class R6 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World Index; Index 2 is the Barclays U.S. Aggregate Bond Index; Index 3 is 50% MSCI World Index and 50% Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class C	11-14-14	9,634	9,729	9,779	10,129	9,968
Class I2	11-14-14	9,824	9,824	9,779	10,129	9,968
Class R6[2]	11-14-14	9,832	9,832	9,779	10,129	9,968

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

The Blended Index comprises 50% MSCI World Index and 50% Barclays U.S. Aggregate Bond Index.

It is not possible to invest in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 11-14-14.
2	For certain types of investors, as described in the fund's prospectuses.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio[2]
Class A	$1,000.00	$964.90	$4.21	0.85%
Class C	1,000.00	959.50	7.66	1.55%
Class I	1,000.00	965.50	2.63	0.53%
Class R6	1,000.00	966.10	2.08	0.42%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio[2]
Class A	$1,000.00	$1,020.90	$4.33	0.85%
Class C	1,000.00	1,017.40	7.88	1.55%
Class I	1,000.00	1,022.50	2.70	0.53%
Class R6	1,000.00	1,023.10	2.14	0.42%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
2	The fund's expenses ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held the fund was 0.10%-0.97% for the period ended 8-31-15.

11

Fund's investments

As of 8-31-15
			Shares	Value
Affiliated investment companies (G) 84.6%				$6,112,141
(Cost $6,245,312)
Equity 13.9%				1,007,115
	Global Equity, Class NAV (John Hancock) (A)(1)		23,694	243,097
	Global Shareholder Yield, Class NAV (Epoch)		71,874	764,018
Fixed income 68.8%				4,966,114
	Bond, Class NAV (John Hancock) (A)(1)		94,693	1,493,307
	Core High Yield, Class NAV (John Hancock) (A)(2)		21,306	208,368
	Emerging Markets Debt, Class NAV (John Hancock) (A)(1)		39,374	347,281
	Floating Rate Income, Class NAV (WAMCO)		31,897	277,825
	Global Bond, Class NAV (PIMCO) (I)		11,713	138,912
	Global Income, Class NAV (Stone Harbor)		15,248	138,912
	High Yield, Class NAV (WAMCO)		33,676	277,825
	Investment Quality Bond, Class NAV (Wellington)		11,377	138,912
	Short Duration Credit Opportunities, Class NAV (Stone Harbor)		25,323	243,097
	Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)		138,397	1,493,307
	U.S. High Yield Bond, Class NAV (Wells Capital)		18,621	208,368
Alternative and specialty 1.9%				138,912
	Global Real Estate, Class NAV (Deutsche)		15,785	138,912
Unaffiliated investment companies 11.0%				$790,246
(Cost $825,675)
Exchange-traded funds 11.0%				790,246
	iShares US Preferred Stock ETF		3,440	134,298
	SPDR S&P International Dividend ETF		3,840	138,394
	Vanguard Extended Duration Treasury ETF		959	112,002
	Vanguard High Dividend Yield ETF		6,319	405,552
	Yield (%)		Shares	Value
Short-term investments 0.5%				$34,694
(Cost $34,694)
Money market funds 0.5%				34,694
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	34,694	34,694
Total investments (Cost $7,105,681)† 96.1%				$6,937,081
Other assets and liabilities, net 3.9%				$284,822
Total net assets 100.0%				$7,221,903

12SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $7,132,876. Net unrealized depreciation aggregated $195,795, of which $6,240 related to appreciated investment securities and $202,035 related to depreciated investment securities.

AFFILIATED UNDERLYING FUNDS' INVESTMENT MANAGERS

Deutsche Investment Management Americas Inc.	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO FINANCIAL STATEMENTS13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments, at value (Cost $860,369)	$824,940
Investments in affiliated funds, at value (Cost $6,245,312)	6,112,141
Total investments, at value (Cost $7,105,681)	6,937,081
Cash	55,083
Foreign currency, at value (Cost $30,887)	30,340
Cash held at broker	6,800
Receivable for investments sold	98,030
Receivable for fund shares sold	79,175
Receivable for forward foreign currency exchange contracts	191,321
Dividends and interest receivable	79,024
Receivable due from advisor	30,033
Other receivables and prepaid expenses	70,740
Total assets	7,577,627
Liabilities
Payable for investments purchased	148,806
Payable for forward foreign currency exchange contracts	132,286
Payable to affiliates
Accounting and legal services fees	968
Transfer agent fees	9,411
Other liabilities and accrued expenses	64,253
Total liabilities	355,724
Net assets	$7,221,903
Net assets consist of
Paid-in capital	$11,590,854
Undistributed net investment income	51,553
Accumulated net realized gain (loss) on investments, investments, investments, futures contracts, options written and foreign currency transactions	(4,310,334)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(110,170)
Net assets	$7,221,903

14SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($3,809,663 ÷ 399,021 shares)[1]	$9.55
Class C ($621,257 ÷ 65,161 shares)[1]	$9.53
Class I ($2,291,169 ÷ 239,906 shares)	$9.55
Class R6 ($499,814 ÷ 52,328 shares)	$9.55
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.95

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF OPERATIONS   For the period ended 8-31-151

Investment income
Income distributions received from affiliated funds	$1,573,209
Interest	952,572
Dividends	456,373
Less foreign taxes withheld	(3,133)
Total investment income	2,979,021
Expenses
Investment management fees	366,700
Distribution and service fees	177,496
Accounting and legal services fees	9,541
Transfer agent fees	86,620
Trustees' fees	823
State registration fees	4,082
Printing and postage	1,749
Professional fees	76,832
Custodian fees	29,724
Registration and filing fees	103,269
Other	2,899
Total expenses	859,735
Less expense reductions	(255,519)
Net expenses	604,216
Net investment income	2,374,805
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(1,177,525)
Investments in affiliated issuers	(3,588,871)
Capital gain distributions received from unaffiliated funds	6,372
Capital gain distributions received from affiliated funds	697,871
Futures contracts	23,184
Written options	1,581
(4,037,388)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	23,001
Investments in affiliated issuers	(133,171)
(110,170)
Net realized and unrealized loss	(4,147,558)
Decrease in net assets from operations	($1,772,753)

1	Period from 11-14-14 (commencement of operations) to 8-31-15.

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

Period ended 8-31-15[1]
Increase (decrease) in net assets
From operations
Net investment income	$2,374,805
Net realized loss	(4,037,388)
Change in net unrealized appreciation (depreciation)	(110,170)
Decrease in net assets resulting from operations	(1,772,753)
Distributions to shareholders
From net investment income
Class A	(1,000,741)
Class C	(195,940)
Class I	(1,086,023)
Class R6	(280,338)
From net realized gain
Class A	(46,336)
Class C	(11,570)
Class I	(46,280)
Class R6	(11,570)
Total distributions	(2,678,798)
From fund share transactions	11,673,454
Total increase	7,221,903
Net assets
Beginning of year	—
End of year	$7,221,903
Undistributed net investment income	$51,553

1	Period from 11-14-14 (commencement of operations) to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS17

Financial highlights

Class A Shares Period ended	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2,3]	0.23
Net realized and unrealized loss on investments	(0.42)
Total from investment operations	(0.19)
Less distributions
From net investment income	(0.25)
From net realized gain	(0.01)
Total distributions	(0.26)
Net asset value, end of period	$9.55
Total return (%)[4,5,6]	(2.00)
Ratios and supplemental data
Net assets, end of period (in millions)	$4
Ratios (as a percentage of average net assets):
Expenses before reductions[7,8]	1.17
Expenses including reductions[7,8]	0.85
Net investment income[3,8]	2.85
Portfolio turnover (%)	131

1	Period from 11-14-14 (commencement of operations) to 8-31-15.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-0.97% for the period ended 8-31-15.
8	Annualized.

18SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2,3]	0.17
Net realized and unrealized loss on investments	(0.44)
Total from investment operations	(0.27)
Less distributions
From net investment income	(0.19)
From net realized gain	(0.01)
Total distributions	(0.20)
Net asset value, end of period	$9.53
Total return (%)[4,5,6]	(2.71)
Ratios and supplemental data
Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[7,8]	1.87
Expenses including reductions[7,8]	1.55
Net investment income[3,8]	2.16
Portfolio turnover (%)	131

1	Period from 11-14-14 (commencement of operations) to 8-31-15.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-0.97% for the period ended 8-31-15.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS19

Class I Shares Period ended	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2,3]	0.26
Net realized and unrealized loss on investments	(0.42)
Total from investment operations	(0.17)
Less distributions
From net investment income	(0.27)
From net realized gain	(0.01)
Total distributions	(0.28)
Net asset value, end of period	$9.55
Total return (%)[4,5]	(1.76)
Ratios and supplemental data
Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[6,7]	0.84
Expenses including reductions[6,7]	0.53
Net investment income[3,7]	3.17
Portfolio turnover (%)	131

1	Period from 11-14-14 (commencement of operations) to 8-31-15.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-0.97% for the period ended 8-31-15.
7	Annualized.

20SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	8-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2,3]	0.26
Net realized and unrealized loss on investments	(0.42)
Total from investment operations	(0.16)
Less distributions
From net investment income	(0.28)
From net realized gain	(0.01)
Total distributions	(0.29)
Net asset value, end of period	$9.55
Total return (%)[4,5]	(1.68)
Ratios and supplemental data
Net assets, end of period (in millions)	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions[7,8]	0.74
Expenses including reductions[7,8]	0.42
Net investment income[3,8]	3.31
Portfolio turnover (%)	131

1	Period from 11-14-14 (commencement of operations) to 8-31-15.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.10%-0.97% for the period ended 8-31-15.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS21

Notes to financial statements

Note 1 — Organization

John Hancock Income Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation. While the fund's investment objective has remained unchanged during the period, effective July 1, 2015, The fund's investment strategies were modified to permit the fund to invest, at any given time, exclusively in underlying funds and exchange-traded funds (ETFs), direct investments such as equity and debt securities, or a combination of underlying funds. ETFs and equity and debt securities, as well as derivatives.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

The Fund commenced operations on November 14, 2014.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2015, all investments are categorized as Level 1 under the hierarchy described above, except forward foreign currency contracts, which are categorized as Level 2.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior

23

to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the period ended August 31, 2015 were $391. For the period ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2015, the fund had a short-term capital loss carryforward of $4,283,139 available to offset future net realized capital gains. This carryforward does not expire.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly and capital gain distributions, if any, annually. The tax character of distributions for the year ended August 31, 2015 was $2,678,798 of ordinary income.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis consisted of $83,936 of undistributed ordinary income.

Such distributions and distributable earnings on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income from tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, characterization of distributions, derivative transactions, amortization and accretion on debt securities, nondeductible stock offering cost and Rule 12b-1 fees and contingent payment debt instruments.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the

24

counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the period ended August 31, 2015, the fund used futures contracts to manage duration of the fund and gain exposure to foreign currency. The fund held futures contracts with notional values ranging up to $1.2 million as measured at each quarter end. There were no open futures contracts as of August 31, 2015.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

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During the period ended August 31, 2015, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates and to gain exposure to foreign currency. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging up to approximately $19.7 million as measured at each quarter end. The following table summarizes the contracts held at August 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	1,716,725	USD	1,228,472	Australia and New Zealand Banking Group	9/30/2015	—	($8,510)	($8,510)
AUD	94,302	USD	69,501	Citibank N.A.	9/30/2015	—	(2,486)	(2,486)
CAD	35,625	EUR	25,000	Toronto Dominion Bank	9/30/2015	—	(989)	(989)
CAD	80,000	MXN	989,240	Citibank N.A.	9/30/2015	$1,718	—	1,718
CAD	85,000	MXN	1,096,228	Standard Chartered Bank	9/30/2015	—	(873)	(873)
CAD	95,000	SGD	100,100	Bank of Nova Scotia	9/30/2015	1,364	—	1,364
CAD	378,960	USD	290,000	Bank of Montreal	9/30/2015	—	(1,972)	(1,972)
CAD	65,860	USD	50,000	Goldman Sachs Bank USA	9/30/2015	57	—	57
CAD	433,687	USD	330,000	Royal Bank of Canada	9/30/2015	—	(377)	(377)
CAD	2,175,647	USD	1,646,745	Toronto Dominion Bank	9/30/2015	6,849	—	6,849
EUR	75,000	CAD	110,822	Goldman Sachs Bank USA	9/30/2015	—	(34)	(34)
EUR	345,000	GBP	243,436	Citibank N.A.	9/30/2015	13,808	—	13,808
EUR	80,000	GBP	56,760	State Street Bank and Trust Company	9/30/2015	2,725	—	2,725
EUR	130,000	SGD	206,448	Standard Chartered Bank	9/30/2015	—	(164)	(164)
EUR	415,000	USD	468,485	Citibank N.A.	9/30/2015	—	(2,603)	(2,603)
EUR	600,000	USD	671,289	Goldman Sachs Bank USA	9/30/2015	2,276	—	2,276
EUR	160,000	USD	177,094	Standard Chartered Bank	9/30/2015	2,524	—	2,524
EUR	160,000	USD	174,250	State Street Bank and Trust Company	9/30/2015	5,368	—	5,368
GBP	56,410	EUR	80,000	State Street Bank and Trust Company	9/30/2015	—	(3,261)	(3,261)
GBP	63,796	USD	98,297	Citibank N.A.	9/30/2015	—	(417)	(417)
GBP	179,989	USD	280,617	HSBC Bank USA	9/30/2015	—	(4,468)	(4,468)
JPY	21,716,362	USD	176,716	U.S. Bank	9/30/2015	2,494	—	2,494
MXN	1,997,360	CAD	160,000	Bank of Nova Scotia	9/30/2015	—	(2,307)	(2,307)
MXN	998,800	CAD	80,000	Citibank N.A.	9/30/2015	—	(1,147)	(1,147)
MXN	1,105,722	CAD	85,000	Standard Chartered Bank	9/30/2015	1,440	—	1,440
NOK	3,678,154	USD	442,879	Goldman Sachs Bank USA	9/30/2015	1,504	—	1,504
NZD	1,976,226	USD	1,273,974	Bank of Nova Scotia	9/30/2015	—	(24,244)	(24,244)
NZD	165,000	USD	109,627	Citibank N.A.	9/30/2015	—	(5,284)	(5,284)
SEK	3,774,976	USD	446,278	Citibank N.A.	9/30/2015	—	(99)	(99)
SGD	293,756	CAD	275,000	Bank of New York	9/30/2015	—	(1,123)	(1,123)
SGD	195,643	CAD	185,000	Royal Bank of Canada	9/30/2015	—	(2,153)	(2,153)
SGD	83,566	USD	60,000	Bank of Montreal	9/30/2015	—	(860)	(860)
SGD	1,164,522	USD	831,623	Standard Chartered Bank	9/30/2015	—	(7,496)	(7,496)
SGD	258,293	USD	185,000	State Street Bank and Trust Company	9/30/2015	—	(2,207)	(2,207)
USD	1,221,686	AUD	1,663,584	Australia and New Zealand Banking Group	9/30/2015	39,488	—	39,488
USD	107,044	AUD	147,443	National Australia Bank Limited	9/30/2015	2,266	—	2,266
USD	455,214	CAD	595,057	Bank of Nova Scotia	9/30/2015	2,943	—	2,943
USD	876,910	CAD	1,145,543	Royal Bank of Canada	9/30/2015	6,243	—	6,243

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Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	547,036	CAD	713,357	Toronto Dominion Bank	9/30/2015	4,851	—	4,851
USD	459,437	EUR	415,000	Citibank N.A.	9/30/2015	—	(6,446)	(6,446)
USD	947,795	EUR	870,000	Deutsche Bank AG London	9/30/2015	—	(28,873)	(28,873)
USD	282,245	EUR	255,000	Goldman Sachs Bank USA	9/30/2015	—	(4,020)	(4,020)
USD	178,136	EUR	160,000	Standard Chartered Bank	9/30/2015	—	(1,481)	(1,481)
USD	174,798	EUR	160,000	State Street Bank and Trust Company	9/30/2015	—	(4,819)	(4,819)
USD	175,000	JPY	21,716,363	U.S. Bank	9/30/2015	—	(4,210)	(4,210)
USD	119,349	MXN	2,016,414	Bank of Nova Scotia	9/30/2015	—	(1,090)	(1,090)
USD	449,538	NOK	3,678,154	Goldman Sachs Bank USA	9/30/2015	5,155	—	5,155
USD	1,294,428	NZD	1,976,226	Bank of Nova Scotia	9/30/2015	44,698	—	44,698
USD	108,603	NZD	165,000	Citibank N.A.	9/30/2015	4,260	—	4,260
USD	415,880	SEK	3,584,886	Citibank N.A.	9/30/2015	—	(7,832)	(7,832)
USD	22,027	SEK	190,091	Goldman Sachs Bank USA	9/30/2015	—	(441)	(441)
USD	1,204,758	SGD	1,647,959	HSBC Bank USA	9/30/2015	38,504	—	38,504
USD	29,995	SGD	41,274	State Street Bank and Trust Company	9/30/2015	786	—	786
						$191,321	($132,286)	$59,035

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the period ended August 31, 2015, the fund used purchased options to manage against anticipated currency exchange rates. The fund held purchased options with market values ranging from up to $99,100 as measured at each quarter end.

During the period ended August 31, 2015, the fund wrote option contracts to manage against anticipated currency exchange rates. The following table summarizes the fund's written options activities during the period ended August 31, 2015.

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	Number of contracts	Premiums received
Outstanding, beginning of period	—	—
Options written	290,000	$1,802
Option closed	(290,000)	(1,802)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	—	—

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$191,321	($132,286)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The fund's exposure to counterparties subject to an ISDA is comprised of forward foreign currency assets and liabilities amounting to $191,321 and $132,286 respectively. The table below reflects certain fund's exposure to counterparties subject to an ISDA for OTC derivative transactions:

Counterparty	Total market value of OTC derivatives	Collateral posted by counterparty	Collateral posted by fund	Net exposure*
Australia and New Zealand Banking Group	$30,978	—	—	$30,978
Bank of Montreal	(2,832)	—	—	(2,832)
Bank of New York	(1,123)	—	—	(1,123)
Bank of Nova Scotia	21,364	—	—	21,364
Citibank N.A.	(6,528)	—	—	(6,528)
Deutsche Bank AG London	(28,873)	—	—	(28,873)
Goldman Sachs Bank USA	4,497	—	—	4,497
HSBC Bank USA	34,036	—	—	34,036
National Australia Bank Limited	2,266	—	—	2,266
Royal Bank of Canada	3,713	—	—	3,713
Standard Chartered Bank	(6,050)	—	—	(6,050)
State Street Bank and Trust Company	(1,408)	—	—	(1,408)
Toronto Dominion Bank	10,711	—	—	10,711
U.S. Bank	(1,716)	—	—	(1,716)
Totals	$59,035	—	—	$59,035

*Negative net exposure amounts represent instances where collateral received from counterparties exceeds net unrealized gains on derivative positions.

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Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended August 31, 2015:

Risk	Futures contracts	Investments in unaffiliated issuers and foreign currency transactions*	Investments (purchased options)	Written options	Total
Interest rate	$23,184	—	—	—	$23,184
Foreign currency	—	$712,668	$81,606	$1,581	795,855
Total	$23,184	$712,668	$81,606	$1,581	$819,039

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended August 31, 2015:

Risk	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*
Foreign currency	$59,035

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption of the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund pays the Advisor a management fee for its services to the fund. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust or JHF III. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the fund, together with the assets of any other applicable fund identified in the advisory agreement, and is equivalent to the sum of: (a) 0.200% of the first $5 billion of aggregate net assets and (b) 0.175% of the excess over $5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the fund, together with the assets of any other applicable fund identified in the advisory agreement, and is equivalent to the sum of: (a) 0.650% of the first $5 billion of aggregate net assets and (b) 0.625% of the excess over $5 billion of aggregate net assets and is applied to the Other Assets of the funds. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.05% of average net assets. Expenses excluded from this waiver include advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fee) and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by

29

mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2015, this contractual waiver also excluded blue sky fees and printing and postage.

The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has contractually agreed to waive and/or reimburse all class specific expense for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until December 31, 2016, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to $106,286, $24,970, $98,658 and $25,605 for Class A, Class C, Class I and Class R6 shares for the period ended August 31, 2015.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended August 31, 2015 were equivalent to a net annual effective rate of 0.14% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,658 for the period ended August 31, 2015. Of this amount, $434 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $3,224 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended August 31, 2015, CDSCs received by the Distributor amounted to $22 for Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in

30

connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$97,210	$40,581
Class C	80,286	10,055
Class I	—	34,740
Class R6	—	1,244
Total	$177,496	$86,620

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the period ended August 31, 2015 were as follows:

		Period ended 8-31-15[1]
	Shares	Amount
Class A shares
Sold	4,205,155	$42,020,009
Distributions reinvested	106,106	1,047,077
Repurchased	(3,912,240)	(37,448,929)
Net increase	399,021	$5,618,157
Class C shares
Sold	1,016,950	$10,169,451
Distributions reinvested	21,028	207,510
Repurchased	(972,817)	(9,307,875)
Net increase	65,161	$1,069,086
Class I shares
Sold	4,001,402	$40,014,000
Distributions reinvested	114,692	1,132,303
Repurchased	(3,876,188)	(37,099,000)
Net increase	239,906	$4,047,303
Class R6 shares
Sold	1,000,000	$10,000,000
Distributions reinvested	29,571	291,908
Repurchased	(977,243)	(9,353,000)
Net increase	52,328	$938,908
Total net increase	756,416	$11,673,454

1 Period from 11-14-14 (commencement of operations) to 8-31-15.

Affiliates of the fund owned 56%, 79%, 99% and 100% of shares of beneficial interest of Class A, Class C, Class I and Class R6 shares, respectively, on August 31, 2015.

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Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $113,469,422 and $100,387,734, respectively, for the period ended August 31, 2015. Purchases and sales of U.S. Treasury obligations aggregated $16,888,760 and $17,015,734, respectively, for the period ended August 31, 2015.

Note 8 — Investment in affiliated underlying funds

The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each affiliated underlying fund's net assets. At August 31, 2015, the fund did not hold 5% or more of the net assets of any underlying funds.

Information regarding each funds fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds' from their investments in affiliated underlying funds is as follows.

				Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Bond	—	94,693	—	94,693	—	—	—	$1,493,307
Core High Yield	—	300,145	(278,839)	21,306	$160,132	—	($275,173)	208,368
Emerging Markets Debt	—	446,677	(407,303)	39,374	144,722	—	(352,330)	347,281
Floating Rate Income	—	459,698	(427,801)	31,897	167,450	$9,941	(217,941)	277,825
Global Bond	—	173,855	(162,142)	11,713	—	—	(37,311)	138,912
Global Equity	—	283,522	(259,828)	23,694	80,454	164,238	(312,670)	243,097
Global Income	—	217,871	(202,623)	15,248	111,950	—	(153,950)	138,912
Global Real Estate	—	225,553	(209,768)	15,785	49,593	—	(90,470)	138,912
Global Shareholder Yield	—	1,002,574	(930,700)	71,874	375,315	392,493	(1,298,148)	764,018
High Yield	—	477,789	(444,113)	33,676	217,484	—	(367,155)	277,825
Investment Quality Bond	—	167,038	(155,661)	11,377	28,956	15,009	(37,359)	138,912
Short Duration Credit Opportunities	—	364,013	(338,690)	25,323	101,445	—	(155,798)	243,097
Strategic Income Opportunities	—	138,397	—	138,397	348	—	—	1,493,307
U.S. High Yield Bond	—	266,106	(247,485)	18,621	135,360	116,190	(290,566)	208,368
					$1,573,209	$697,871	($3,588,871)	$6,112,141

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AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Income Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Income Allocation FundFund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers and agent banks and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

33

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $299,614. The fund intends to pass through foreign tax credits of $25,203.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

34

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

35

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

36

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

37

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

38

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

39

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Income Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250811	448A 8/15 10/15

John Hancock

Global Equity Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Global Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
25	Notes to financial statements
35	Auditor's report
36	Tax information
37	Continuation of investment advisory and subadvisory agreements
42	Trustees and Officers
46	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Global stocks generally declined

The broad global equity indexes declined amid heightened volatility; the United States and Japan were exceptions.

The fund lagged its benchmark

The fund also declined and slightly underperformed its benchmark, the MSCI World Index, as security selection in the consumer discretionary and healthcare sectors detracted from relative performance.

Financials aided performance

The fund's holdings in the financials and materials sectors contributed positively to results relative to its benchmark.

SECTOR COMPOSITION AS OF 8/31/15 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Paul G. Boyne, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Paul G. Boyne
Portfolio Manager
John Hancock Asset Management

Can you describe the market environment over the past 12 months?

Volatility in the global equity markets increased over the course of the fiscal year. After falling early in the reporting period due to the sharp decline in energy prices, global markets rebounded in late 2014 and early 2015 amid rising merger activity, increased stimulus measures from many of the world's central banks, and evidence of improving economic growth in Europe and Japan. Stocks fluctuated widely over the latter part of the period as further economic improvement was offset by fears of rising interest rates in the United States, geopolitical turmoil in the Middle East, and a worsening debt crisis in Greece. Near the end of the period, signs of an economic slowdown in China and a surprise devaluation of the Chinese yuan drove global stocks down sharply.

The end result was a decline of 3.61% for the fund's benchmark, the MSCI World Index, during the reporting period. Healthcare stocks were the top performers in the index, driven by substantial merger and acquisition activity, while the energy and materials sectors fell sharply amid plummeting commodity prices. Equity markets in Japan and the United States held up the best, posting positive returns, while stocks in Europe and the Asia-Pacific region generally declined. Emerging-market stocks suffered the largest declines because of slowing growth in many of the largest emerging economies.

How did currency fluctuations affect global equity market performance during the period?

The U.S. dollar strengthened against the euro and most other world currencies, reflecting the relative strength of the U.S. economy compared with other regions of the globe. The stronger dollar reduced non-U.S. equity returns when translated into U.S. dollars. For example, the fund's benchmark gained approximately 2% when measured in local currencies, compared with the 4% decline in U.S. dollar terms.

Turning to the portfolio, what contributed to the fund's underperformance relative to its benchmark during the 12-month period?

Consistent with our bottom-up investment process, stock selection was the primary reason behind the fund's overall underperformance, particularly in the consumer discretionary and healthcare sectors. In the consumer discretionary sector, the most notable detractors were U.S. cable television provider Viacom, Inc. and toy and games maker Mattel, Inc. Viacom fell because of anticipated

4

contract renewal challenges with satellite TV provider DISH Network Corp., declining ratings, and questions about the sustainability of the current U.S. media operator business model. Mattel declined amid uncertainty about the company's strategic direction following the departure of its CEO. We eliminated both stocks from the portfolio during the period.

In the healthcare sector, stock selection weighed on results compared with the benchmark as the fund did not own selected companies that performed well, such as drug maker Valeant Pharmaceuticals International, Inc. and health insurer UnitedHealth Group, Inc. Among portfolio holdings, French pharmaceutical firm Sanofi detracted as the company faced increased competition in the United States for its diabetes medications.

Although the fund's underweight position in the energy sector aided performance relative to its benchmark, some of the fund's individual detractors came from this sector as the price of the underlying commodity declined sharply. Examples included Statoil ASA (Norway), Chevron Corp. (United States), Total SA (France), and Eni SpA (Italy). During the reporting period, we increased the quality of the fund's holdings in the energy sector by eliminating Statoil and Eni from the portfolio and adding Exxon Mobil Corp. We believe Exxon Mobil's stronger balance sheet should help it better withstand lower energy prices.

Let's shift gears and talk about some positive contributors. What holdings contributed positively to relative results during the reporting period?

Stock selection in the financials and materials sectors added the most value versus the benchmark. The leading contributors in the financials sector were German stock exchange operator Deutsche Boerse AG and Bermuda-based insurance company Catlin Group, Ltd. Heavy trading activity and beneficial acquisitions contributed to the rally in Deutsche Boerse's stock. Catlin was acquired by competitor XL Group PLC; the fund received shares of XL as part of the acquisition, and we subsequently sold the fund's position.

Materials was one of the weaker-performing sectors in the global equity markets during the period,

TOP 10 HOLDINGS AS OF 8/31/15 (%)

Johnson & Johnson	4.0
British American Tobacco PLC	3.2
Wells Fargo & Company	3.1
Arthur J. Gallagher & Company	3.0
Verizon Communications, Inc.	3.0
Novartis AG	3.0
Roche Holding AG	3.0
Koninklijke Philips NV	3.0
Amcor, Ltd.	2.9
SES SA	2.9
TOTAL	31.1
As a percentage of net assets.
Cash and cash equivalents are not included.

5

and the fund benefited relative to its benchmark by avoiding some of the worst performers in this sector. The fund held just two stocks in the materials sector—Dutch chemicals producer Akzo Nobel NV and Australian packaging company Amcor, Ltd., both of which declined more modestly than the overall sector.

Other noteworthy contributors in the portfolio included U.S. snack food maker Mondelez International, Inc. and multinational consulting firm Accenture PLC. Mondelez benefited from a restructuring plan that helped reduce costs and led to stronger earnings growth, while Accenture exceeded earnings expectations and made a series of advantageous acquisitions.

What changes did you make to the portfolio over the past year?

In addition to the sales mentioned already, we eliminated financial services firm Northern Trust Corp. and security systems company Tyco International PLC, both of which reached our estimate of fair value.

Along with Exxon Mobil, new holdings in the portfolio over the last 12 months included U.S. department store retailer Kohl's Corp., Swiss food and beverage company Nestlé SA, U.S. financial services provider The PNC Financial Services Group, Inc., global restaurant chain McDonald's Corp., appliance maker Whirlpool Corp., and Dutch publishing company Wolters Kluwer NV.

These changes reflect our bottom-up investment process, which seeks to identify individual companies with a combination of strong management teams, sustainable cash flows, and attractive valuations.

How was the fund positioned at the end of the reporting period?

Because of our focus on individual stock selection, the fund's sector weightings can vary significantly from those of the benchmark. As of the end of the reporting period, the fund held meaningful overweight positions in the consumer discretionary, consumer staples, and industrials

TOP 10 COUNTRIES AS OF 8/31/15 (%)

United States	47.0
United Kingdom	9.8
Switzerland	8.5
Netherlands	7.9
Japan	5.6
France	3.9
Australia	2.9
Luxembourg	2.9
Hong Kong	2.6
Ireland	1.9
TOTAL	93.0
As a percentage of net assets.
Cash and cash equivalents are not included.

6

sectors, while its largest underweight positions were in information technology, financials, and energy.

On a regional basis, the U.S. economy remains one of the bright spots in a global trend toward slower growth, with signs of strength in employment, housing, and loan growth. However, U.S. stocks appear expensive in our view, particularly against a backdrop of historically high profit margins and flat revenue growth. We expect U.S. equity performance to depend on growth rather than on price-to-earnings multiple expansion or share buybacks.

European stocks no longer appear inexpensive to us, but we see opportunities in selected European companies with international operations and attractive equity valuations, especially if the euro continues to weaken. As a result, the fund has a larger weighting in Western Europe than the benchmark. Japan is in the midst of aggressive reflationary measures taken by the Bank of Japan, and the falling yen may lead companies to return more cash to shareholders. We remain selective in our Japanese exposure, focusing on world-class companies with strong management teams and cash flows. Finally, the fund does not currently have any direct exposure to emerging markets because of our concerns about their commodity exposure and potential currency weakness.

MANAGED BY

Paul G. Boyne On the fund since 2013 Investing since 1993
Douglas M. McGraw, CFA On the fund since 2013 Investing since 1995

The views expressed in this report are exclusively those of Paul G. Boyne, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	Since inception[1]
Class A	-9.70	2.73	6.38
Class C2	-6.10	4.92	11.65
Class I3	-4.79	5.34	12.68
Class R2[2,3]	-4.85	5.10	12.09
Class R4[2,3]	-4.85	5.10	12.09
Class R6[2,3]	-4.76	5.14	12.20
Class NAV[3]	-4.54	5.50	13.09
Index†	-3.61	6.35	15.17

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund invests. The expense ratios are as follows:

	Class A	Class C*	Class I	Class R2*	Class R4*	Class R6*	Class NAV
Gross (%)	1.38	2.08	1.06	1.46	1.31	0.96	0.94
Net (%)	1.38	2.08	1.06	1.46	1.21	0.94	0.94

*	Expenses have been estimated for the first year of operations for Class C, Class R2, Class R4, and Class R6 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Equity Fund  for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	5-16-13	11,165	11,165	11,517
Class I3	5-16-13	11,268	11,268	11,517
Class R2[2,3]	5-16-13	11,209	11,209	11,517
Class R4[2,3]	5-16-13	11,209	11,209	11,517
Class R6[2,3]	5-16-13	11,220	11,220	11,517
Class NAV[3]	5-16-13	11,309	11,309	11,517

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 5-16-13.
2	Class C, Class R2, Class R4, and Class R6 shares are first offered on 3-27-15. The returns prior to this date are that of Class A shares and may be higher or lower than if adjusted to reflect the expenses of any other share classes.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$937.70	$6.45	1.32%
Class C2	1,000.00	949.80	8.47	2.02%
Class I	1,000.00	938.70	5.03	1.03%
Class R2[2]	1,000.00	953.50	4.92	1.17%
Class R4[2]	1,000.00	953.50	4.50	1.07%
Class R6[2]	1,000.00	954.40	3.83	0.91%
Class NAV	1,000.00	940.40	4.45	0.91%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.60	$6.72	1.32%
Class C	1,000.00	1,015.00	10.26	2.02%
Class I	1,000.00	1,020.00	5.24	1.03%
Class R2	1,000.00	1,019.30	5.95	1.17%
Class R4	1,000.00	1,019.80	5.45	1.07%
Class R6	1,000.00	1,020.60	4.63	0.91%
Class NAV	1,000.00	1,020.60	4.63	0.91%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
2	The inception date for Class C, Class R2, Class R4 and Class R6 shares is 3-27-15. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the period).

11

Fund's investments

As of 8-31-15
	Shares	Value
Common stocks 95.3%		$560,018,338
(Cost $566,300,755)
Australia 2.9%		17,139,845
Amcor, Ltd.	1,755,442	17,139,845
Brazil 0.0%		2,834
Brazil Ethanol, Inc. (I)(S)	283,419	2,834
France 3.9%		22,727,337
Safran SA	76,725	5,986,064
Sanofi	87,478	8,604,451
Total SA	176,480	8,136,822
Germany 1.0%		6,018,947
Deutsche Boerse AG	67,380	6,018,947
Hong Kong 2.6%		15,300,263
CK Hutchison Holdings, Ltd.	566,706	7,548,049
Samsonite International SA	2,488,500	7,752,214
Ireland 1.9%		11,158,511
Accenture PLC, Class A	58,384	5,503,862
Experian PLC	335,047	5,654,649
Japan 5.6%		32,765,513
Bridgestone Corp.	500,900	16,748,899
Honda Motor Company, Ltd.	180,049	5,663,278
Japan Tobacco, Inc.	283,700	10,082,527
Nippon Telegraph & Telephone Corp.	7,100	270,809
Luxembourg 2.9%		17,060,328
SES SA	575,040	17,060,328
Netherlands 7.9%		46,307,175
Akzo Nobel NV	105,617	7,132,431
Heineken NV	108,130	8,546,088
Koninklijke Ahold NV	375,991	7,415,505
Koninklijke Philips NV	675,152	17,350,322
Wolters Kluwer NV	185,308	5,862,829
Singapore 1.3%		7,577,249
ComfortDelGro Corp., Ltd.	3,798,217	7,577,249
Switzerland 8.5%		50,201,065
Nestle SA	205,892	15,167,429
Novartis AG	179,828	17,548,661
Roche Holding AG	64,230	17,484,975

12SEE NOTES TO FINANCIAL STATEMENTS

			Shares	Value
United Kingdom 9.8%				$57,757,740
	Aon PLC		116,691	10,903,607
	British American Tobacco PLC		355,116	18,804,207
	HSBC Holdings PLC		2,083,526	16,467,455
	Pearson PLC		668,097	11,582,471
United States 47.0%				276,001,531
	Apple, Inc.		104,169	11,746,096
	Arthur J. Gallagher & Company		408,609	17,864,385
	Baxter International, Inc.		225,934	8,687,162
	Chevron Corp.		70,238	5,688,576
	Eaton Corp. PLC		201,460	11,495,308
	Exxon Mobil Corp.		77,077	5,799,273
	Honeywell International, Inc.		83,615	8,300,461
	Huntington Bancshares, Inc.		639,806	6,980,283
	Johnson & Johnson		249,036	23,404,403
	JPMorgan Chase & Co.		111,205	7,128,241
	Kohl's Corp.		57,028	2,910,139
	Macy's, Inc.		177,533	10,405,209
	McDonald's Corp.		106,473	10,117,064
	Microsoft Corp.		266,791	11,610,744
	Mondelez International, Inc., Class A		129,930	5,503,835
	Philip Morris International, Inc.		179,201	14,300,240
	QUALCOMM, Inc.		198,509	11,231,639
	Raytheon Company		87,776	9,002,307
	The PNC Financial Services Group, Inc.		185,668	16,918,068
	The Procter & Gamble Company		195,682	13,828,847
	United Technologies Corp.		134,625	12,332,996
	Verizon Communications, Inc.		381,539	17,554,609
	Wells Fargo & Company		342,390	18,259,659
	Whirlpool Corp.		88,828	14,931,987
	Yield (%)		Shares	Value
Short-term investments 3.8%				$22,414,376
(Cost $22,414,376)
Money market funds 3.8%				22,414,376
JPMorgan U.S. Treasury Plus Money Market Fund	0.0100(Y	)	22,414,376	22,414,376
Total investments (Cost $588,715,131)† 99.1%				$582,432,714
Other assets and liabilities, net 0.9%				$5,162,455
Total net assets 100.0%				$587,595,169

SEE NOTES TO FINANCIAL STATEMENTS13

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $589,965,359. Net unrealized depreciation aggregated $7,532,645, of which $27,366,137 related to appreciated investment securities and $34,898,782 related to depreciated investment securities.

14SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments, at value (Cost $588,715,131)	$582,432,714
Foreign currency, at value (Cost $149,598)	127,702
Cash segregated at custodian for derivative contracts	1,720,000
Receivable for investments sold	5,719,303
Receivable for fund shares sold	41,277
Dividends and interest receivable	2,222,353
Other receivables and prepaid expenses	123,055
Total assets	592,386,404
Liabilities
Payable for investments purchased	2,944,968
Payable for forward foreign currency exchange contracts	1,487,892
Payable for fund shares repurchased	166,853
Payable to affiliates
Accounting and legal services fees	3,923
Transfer agent fees	11,637
Trustees' fees	255
Other liabilities and accrued expenses	175,707
Total liabilities	4,791,235
Net assets	$587,595,169
Net assets consist of
Paid-in capital	$799,425,355
Undistributed net investment income	10,171,370
Accumulated net realized gain (loss) on investments and foreign currency transactions	(214,184,399)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(7,817,157)
Net assets	$587,595,169

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($69,676,794 ÷ 6,806,389 shares)[1]	$10.24
Class C ($21,312,515 ÷ 2,087,807 shares)[1]	$10.21
Class I ($17,858,766 ÷ 1,740,112 shares)	$10.26
Class R2 ($333,944 ÷ 32,592 shares)	$10.25
Class R4 ($95,352 ÷ 9,302 shares)	$10.25
Class R6 ($192,295 ÷ 18,746 shares)	$10.26
Class NAV ($478,125,503 ÷ 46,620,777 shares)	$10.26
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$10.78

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF OPERATIONS  For the year ended 8-31-15

Investment income
Dividends	$15,141,616
Securities lending	109,154
Less foreign taxes withheld	(729,313)
Total investment income	14,521,457
Expenses
Investment management fees	4,096,421
Distribution and service fees	46,757
Accounting and legal services fees	58,783
Transfer agent fees	17,485
Trustees' fees	6,402
State registration fees	8,963
Printing and postage	25,412
Professional fees	69,867
Custodian fees	189,301
Registration and filing fees	86,741
Other	39,896
Total expenses	4,646,028
Less expense reductions	(40,581)
Net expenses	4,605,447
Net investment income	9,916,010
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	9,315,866
Investments in affiliated issuers	(909)
9,314,957
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(48,273,658)
Investments in affiliated issuers	(53)
(48,273,711)
Net realized and unrealized loss	(38,958,754)
Decrease in net assets from operations	($29,042,744)

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income	$9,916,010	$10,964,011
Net realized gain	9,314,957	22,883,140
Change in net unrealized appreciation (depreciation)	(48,273,711)	31,620,852
Increase (decrease) in net assets resulting from operations	(29,042,744)	65,468,003
Distributions to shareholders
From net investment income
Class A	(3,092)	(598)
Class I	(71,963)	(8,321)
Class NAV	(12,949,193)	(2,891,248)
From net realized gain
Class A	(7,990)	(530)
Class I	(161,930)	(6,031)
Class NAV	(26,434,429)	(1,826,704)
Total distributions	(39,628,597)	(4,733,432)
From fund share transactions	171,267,530	94,525,063
Total increase	102,596,189	155,259,634
Net assets
Beginning of year	484,998,980	329,739,346
End of year	$587,595,169	$484,998,980
Undistributed net investment income	$10,171,370	$9,511,467

SEE NOTES TO FINANCIAL STATEMENTS17

Financial highlights

Class A Shares Period ended	8-31-15	8-31-14		8-31-13	[1]
Per share operating performance
Net asset value, beginning of period	$11.66	$9.94		$10.00
Net investment income[2]	0.19	0.26	[3]	0.04
Net realized and unrealized gain (loss) on investments	(0.74)	1.57		(0.10)
Total from investment operations	(0.55)	1.83		(0.06)
Less distributions
From net investment income	(0.24)	(0.06)		—
From net realized gain	(0.63)	(0.05)		—
Total distributions	(0.87)	(0.11)		—
Net asset value, end of period	$10.24	$11.66		$9.94
Total return (%)[4,5]	(4.95)	18.52		(0.60	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$70	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36	1.37		1.48	[8]
Expenses including reductions	1.32	1.34		1.24	[8]
Net investment income	1.69	2.36	[3]	1.35	[8]
Portfolio turnover (%)	45 [9]	70		8

1	Period from 5-16-13 (commencement of operations) to 8-31-13.
2	Based on average daily shares outstanding.
3	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	Excludes merger activity.

18SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$10.75
Net investment income[2]	0.04
Net realized and unrealized loss on investments	(0.58)
Total from investment operations	(0.54)
Net asset value, end of period	$10.21
Total return (%)[3,4]	(5.02	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	2.03	[6]
Expenses including reductions	2.02	[6]
Net investment income	0.94	[6]
Portfolio turnover (%)	45	[7,8]

1	The inception date for Class C shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS19

Class I Shares Period ended	8-31-15	8-31-14	8-31-13	[1]
Per share operating performance
Net asset value, beginning of period	$11.70	$9.95	$10.00
Net investment income[2]	0.22	0.31 [3]	0.08
Net realized and unrealized gain (loss) on investments	(0.75)	1.56	(0.13)
Total from investment operations	(0.53)	1.87	(0.05)
Less distributions
From net investment income	(0.28)	(0.07)	—
From net realized gain	(0.63)	(0.05)	—
Total distributions	(0.91)	(0.12)	—
Net asset value, end of period	$10.26	$11.70	$9.95
Total return (%)[4]	(4.79)	18.95	(0.50	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$18	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.05	1.13	[6]
Expenses including reductions	1.06	1.05	1.12	[6]
Net investment income	1.96	2.79 [3]	3.06	[6]
Portfolio turnover (%)	45 [7]	70	8

1	Period from 5-16-13 (commencement of operations) to 8-31-13.
2	Based on average daily shares outstanding.
3	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

20SEE NOTES TO FINANCIAL STATEMENTS

Class R2 Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$10.75
Net investment income[2]	0.09
Net realized and unrealized loss on investments	(0.59)
Total from investment operations	(0.50)
Net asset value, end of period	$10.25
Total return (%)[3]	(4.65	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	[6]
Expenses including reductions	1.17	[6]
Net investment income	1.87	[6]
Portfolio turnover (%)	45	[7,8]

1	The inception date for Class R2 shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS21

Class R4 Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$10.75
Net investment income[2]	0.10
Net realized and unrealized loss on investments	(0.60)
Total from investment operations	(0.50)
Net asset value, end of period	$10.25
Total return (%)[3]	(4.65	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	[6]
Expenses including reductions	1.07	[6]
Net investment income	2.01	[6]
Portfolio turnover (%)	45	[7,8]

1	The inception date for Class R4 shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
8	Excludes merger activity.

22SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$10.75
Net investment income[2]	0.10
Net realized and unrealized loss on investments	(0.59)
Total from investment operations	(0.49)
Net asset value, end of period	$10.26
Total return (%)[3]	(4.56	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	[6]
Expenses including reductions	0.91	[6]
Net investment income	2.15	[6]
Portfolio turnover (%)	45	[7,8]

1	The inception date for Class R6 shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
8	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS23

Class NAV Shares Period ended	8-31-15	8-31-14	8-31-13	[1]
Per share operating performance
Net asset value, beginning of period	$11.70	$9.95	$10.00
Net investment income[2]	0.22	0.31 [3]	0.05
Net realized and unrealized gain (loss) on investments	(0.72)	1.57	(0.10)
Total from investment operations	(0.50)	1.88	(0.05)
Less distributions
From net investment income	(0.31)	(0.08)	—
From net realized gain	(0.63)	(0.05)	—
Total distributions	(0.94)	(0.13)	—
Net asset value, end of period	$10.26	$11.70	$9.95
Total return (%)[4]	(4.54)	19.06	(0.50	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$478	$482	$329
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	0.93	1.03	[6]
Expenses including reductions	0.91	0.93	1.02	[6]
Net investment income	1.99	2.76 [3]	1.59	[6]
Portfolio turnover (%)	45 [7]	70	8

1	Period from 5-16-13 (commencement of operations) to 8-31-13.
2	Based on average daily shares outstanding.
3	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

24SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

25

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$17,139,845	—	$17,139,845	—
Brazil	2,834	—	—	$2,834
France	22,727,337	—	22,727,337	—
Germany	6,018,947	—	6,018,947	—
Hong Kong	15,300,263	—	15,300,263	—
Ireland	11,158,511	$5,503,862	5,654,649	—
Japan	32,765,513	—	32,765,513	—
Luxembourg	17,060,328	—	17,060,328	—
Netherlands	46,307,175	—	46,307,175	—
Singapore	7,577,249	—	7,577,249	—
Switzerland	50,201,065	—	50,201,065	—
United Kingdom	57,757,740	10,903,607	46,854,133	—
United States	276,001,531	276,001,531	—	—
Short-term investments	22,414,376	22,414,376	—	—
Total investments in securities	$582,432,714	$314,823,376	$267,606,504	$2,834
Other financial instruments
Forward foreign currency contracts	($1,487,892)	—	($1,487,892)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

26

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2015 were $671. For the year ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of August 31, 2015, the fund has a short-term capital loss carryforward of $23,902,813 and a long-term capital loss carryforward of $189,031,358 available to offset future net realized capital gains. These carryforwards do not expire. Availability of the fund's capital loss carryforward is significantly limited due to the merger transaction (Note 9).

27

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended August 31, 2015 and 2014 was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$26,723,408	$4,733,432
Long-Term Capital Gain	12,905,189	—
Total	$39,628,597	$4,733,432

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis consisted of $8,680,835 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, characterization of distributions, derivative transactions and merger related transactions.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

28

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended August 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with U.S. dollar notional values ranging from $14.3 million to $85.2 million, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	17,059,352	JPY	2,115,934,596	State Street Bank and Trust Company	9/30/2015	—	($402,123)	($402,123)
USD	35,645,331	EUR	32,719,549	Deutsche Bank	9/30/2015	—	(1,085,769)	(1,085,769)
						—	($1,487,892)	($1,487,892)

Currency abbreviation
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	—	($1,487,892)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

Risk	Statement of operations location	Investments in unaffiliated issuers and foreign currency translations*
Foreign currency	Net realized gain (loss)	$5,575,513

* Realized gain/loss associated with forward foreign currency contracts is included in this caption Investments in unaffiliated issuers and foreign currency transactions on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

Risk	Statement of operations location	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*
Foreign currency	Change in unrealized appreciation (depreciation)	($1,642,843)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies on the Statement of operations.

29

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, on an annual basis, equal to the sum of: (a) 0.825% of the first $500 million of average net assets, and (b) 0.800% of excess over $500 million of average net assets. When average net assets exceed $500 million, the advisory fee is 0.800% on all net assets. Average net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During year ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% and 1.20% for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to November 15, 2014, the fund's total operating expenses for Class A shares was 1.35%.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses and blue-sky fees and printing and postage fees for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.25% of the average annual net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) class specific expenses, (g) acquired fund fees, and (h) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

For the year ended August 31, 2015, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$2,958	Class R4	$3
Class C	184	Class R6	12

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Class	Expense reduction	Class	Expense reduction
Class I	$438	Class NAV	$36,937
Class R2	5	Total	$40,537

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 0.81% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015, amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class C	1.00%	—	Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares to limit the Rule 12b-1 fees on Class R4 to 0.15% of the average daily net assets of Class R4 shares, until at least December 31, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time. This contractual waiver amounted to $44 for Class R4 shares for the period ended August 31, 2015.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,779 for the year ended August 31, 2015. Of this amount, $701 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $4,000 was paid as sales commissions to broker-dealers and $78 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, CDSCs received by the Distributor amounted to $378 for Class A shares. There was no CDSCs received for Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

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Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Class	Distribution and services fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$22,424	$8,506	$2,408	$5
Class C	24,048	2,720	—	—
Class I	—	6,234	2,408	114
Class R2	175	10	—	—
Class R4	110	7	—	—
Class R6	—	8	—	—
Total	$46,757	$17,485	$4,816	$119

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to August 31, 2015, state registration fees and printing and postage amounted to $4,147 and $25,293, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	673,268	$7,325,825	—	—
Issued in reorganization (Note 9)	6,301,258	68,603,683	—	—
Distributions reinvested	219	2,327	—	—
Repurchased	(178,356)	(1,911,261)	—	—
Net increase	6,796,389	$74,020,574	—	—
Class C shares[1]
Sold	16,348	$176,544	—	—
Issued in reorganization (Note 9)	2,157,915	23,444,886	—	—
Repurchased	(86,456)	(922,979)	—	—
Net increase	2,087,807	$22,698,451	—	—
Class I shares
Sold	277,147	$3,033,930	185,641	$2,056,099
Issued in reorganization (Note 9)	1,329,561	14,507,241	—	—
Distributions reinvested	21,126	224,776	1,199	13,090
Repurchased	(153,337)	(1,673,483)	(34,935)	(395,811)
Net increase	1,474,497	$16,092,464	151,905	$1,673,378
Class R2 shares[1]
Sold	9,532	$102,460	—	—
Issued in reorganization (Note 9)	24,049	262,024	—	—
Repurchased	(989)	(10,904)	—	—
Net increase	32,592	$353,580	—	—
Class R4 shares[1]
Sold	9,302	$100,000	—	—
Net increase	9,302	$100,000	—	—

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		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R6 shares[1]
Sold	9,302	$100,000	—	—
Issued in reorganization (Note 9)	9,925	108,224	—	—
Repurchased	(481)	(5,304)	—	—
Net increase	18,746	$202,920	—	—
Class NAV shares
Sold	5,780,623	$63,386,186	8,937,655	$101,556,927
Issued in reorganization (Note 9)	442,389	4,822,925	—	—
Distributions reinvested	3,708,439	39,383,622	432,047	4,717,952
Repurchased	(4,493,317)	(49,793,192)	(1,210,178)	(13,423,194)
Net increase	5,438,134	$57,799,541	8,159,524	$92,851,685
Total net increase	15,857,467	$171,267,530	8,311,429	$94,525,063

1 The inception date for Class C, Class R2, Class R4 and Class R6 shares is 3-27-15.

Affiliates of the fund owned 1%, 56%, 100%, 99% and 99% of shares of beneficial interest of Class I, Class R2, Class R4, Class R6 and Class NAV, respectively, on August 31, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $247,379,627 and $221,558,692, respectively, for the year ended August 31, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 80.6% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Lifestyle Growth Portfolio	23.8%
John Hancock Lifestyle Balanced Portfolio	23.3%
John Hancock Lifestyle Aggressive Portfolio	8.7%
John Hancock Lifestyle Moderate Portfolio	6.6%
John Hancock Lifestyle Conservative Portfolio	5.0%

Note 9 — Reorganization

On July 15, 2015, the shareholders of John Hancock Global Opportunities Fund (the Acquired fund) voted to approve an Agreement and Plan of Reorganization (the Agreement), which provided for an exchange of shares of the fund (the Acquiring fund) with a value equal to the net assets transferred.

The Agreement provided for: (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired fund in exchange for shares of the Acquiring fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired fund; and (c) the distribution to Acquired fund's shareholders of such Acquiring fund's shares. The reorganization was intended to consolidate the Acquired fund with a fund with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired fund or its shareholders. Thus, the investments were transferred to

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the Acquiring fund at the Acquired fund's identified cost. All distributable amounts of net income and realized gains from the Acquired fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on July 24, 2015. The following outlines the reorganization:

Acquired fund	Net asset value of the acquired fund	Appreciation of the acquired fund's investments	Shares redeemed by the acquired fund	Shares issued by the acquiring fund	Acquiring fund net assets prior to combination	Acquiring fund total net assets after combination
Global Opportunities Fund	$111,748,983	$5,946,528	7,616,103	10,265,097	$497,906,339	$609,655,322

Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired fund that have been included in the Acquiring fund's Statement of operations at August 31, 2015. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on September 1, 2014, the beginning of the reporting period, the Acquiring fund's pro forma results of operations for the year ended August 31, 2015 are as follows:

Net investment income	$11,025,610
Net realized and unrealized gain (loss)	(37,005,149)
Increase (decrease) in net assets from operations	($25,979,539)

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AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Global Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Global Equity Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $12,905,189 in capital gain dividends.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Global Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-year period ended December 31, 2014. The also Board noted that the fund outperformed its peer group average for the one-year period ended December 31, 2014. The

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Board noted the fund's favorable performance relative to the peer group for the one-year period. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses, including action taken that will further reduce certain fund expense. The Board took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and

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(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

40

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

41

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

42

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

43

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

44

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

45

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

46

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Equity Fund . It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250809	425A 8/15 10/15

John Hancock

New Opportunities Fund

(Formerly known as John Hancock Small Cap Opportunities Fund)

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
New Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
43	Financial statements
47	Financial highlights
58	Notes to financial statements
67	Auditor's report
68	Tax information
69	Continuation of investment advisory and subadvisory agreements
75	Trustees and Officers
79	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 5-27-15. The returns prior to this date are those of Class NAV shares, which have lower expenses than Class A. Had the returns reflected Class A expenses, returns would be lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Markets experienced volatility

The market was especially volatile in the last month of the fiscal year, as equities experienced their first correction in more than four years.

Fund underperformed its benchmark

The fund underperformed its benchmark, the Russell 2000 Index, due to negative sector selection.

Healthcare and energy were primary detracting sectors

The healthcare and energy sectors were the top detractors due to negative sector allocation.

SECTOR COMPOSITION AS OF 8/31/15 (%)

A note about risks

The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase volatility and result in losses if not successful. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track, which may cause lack of liquidity, more volatility, and increased management fees. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. The fund may invest in initial public offerings, which are frequently volatile in price. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

From the investment management teams at Brandywine, DFA, GW&K, and Invesco.

Can you give us an overview of the prevalent market conditions for the year ended August 31, 2015?

The majority of the year was positive for stocks until the last month of the period when the market basically collapsed due to headline risks, including Chinese stock market volatility from increased growth concerns, and stocks lost all of their gains. The fund's benchmark, the Russell 2000 Index, was up 0.03% for the year, even as investors continued to view equities as a better option than other asset classes. Continued strong merger-and-acquisition activity helped bolster prices, particularly within the healthcare sector. Macroeconomic data was mixed for the year but was generally positive.

The market was especially volatile in August, as equities experienced their first correction in more than four years as the S&P 500 Index declined 11.2% from August 17 through August 25. Global economic data appears to be increasingly driving swings in global markets. While the U.S. economy continues to grow at a healthy pace (driven by strong housing and labor data) and falling commodity prices have supported U.S. consumers, reduced growth expectations in China have triggered concern. In addition to increased market volatility, the absence of inflationary pressures has left the U.S. Federal Reserve open on the timing of an interest-rate increase, although the expectation for the hike is prior to year end.

Can you tell us how this fund is managed?

The fund employs a multi-style and multimanager approach in which portions of the fund's assets are allocated to different subadvisors that employ distinct investment styles. The fund currently has four subadvisors: Brandywine, DFA, GW&K, and Invesco.

The fund underperformed its benchmark, the Russell 2000 Index, during the past 12 months. What drove this underperformance?

The portfolio produced a negative return while its benchmark, the Russell 2000 Index, produced a slightly positive return. Sector allocation was the primary driver of relative underperformance, while stock selection weighting was positive.

4

"The market was especially volatile in August, as equities experienced their first correction in more than four years ..."

Can you detail the top- and bottom-contributing sectors?

The healthcare and energy sectors were the bottom sectors, and the information technology sector also had a negative impact on the fund. In healthcare, the fund's significant underweight in the sector versus its benchmark was impactful. In energy, results were negatively impacted by a sector overweight, and stock selection was the primary driver of relative underperformance in the information technology sector.

Conversely, consumer discretionary was the top-contributing sector, aided by positive selection and interaction, as consumers benefited from lower commodity prices. In addition, the financials sector was additive, as selection benefited results.

What sectors and companies impacted the DFA portfolio sleeve?

A significant overweight in the energy sector negatively impacted relative results. A material underweight to the healthcare sector also detracted from results, as well as stock selection in the information technology sector. Stock selection in the financials sector was additive to performance.

What about the Brandywine sleeve?

Stock selection and an underweight in the information technology sector negatively impacted

TOP 10 HOLDINGS AS OF 8/31/15 (%)

ARRIS Group, Inc.	0.7
The GEO Group, Inc.	0.7
Owens-Illinois, Inc.	0.6
Allied World Assurance Company Holdings AG	0.6
Blackbaud, Inc.	0.6
Teekay Corp.	0.6
PrivateBancorp, Inc.	0.5
Triumph Group, Inc.	0.5
StanCorp Financial Group, Inc.	0.5
AECOM	0.5
TOTAL	5.8
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"The healthcare and energy sectors were the bottom-contributing sectors, with the information technology sector also having a negative impact on the portfolio."
returns. A material underweight in healthcare also detracted from returns, as well as overweights and selection in the energy and financials sectors.

In financials, Enova International, Inc. detracted from relative returns following a decline in its U.K. revenues, primarily due to regulatory changes. Top performers included GulfMark Offshore, Inc. and Remy International, Inc., which agreed to be purchased by BorgWarner, Inc. at a premium.

What about the GW&K sleeve?

Stock selection was especially advantageous in the energy sector. Overweights and stock selection in the information technology and industrials sectors were also additive to relative returns. An overweight to the healthcare sector was also beneficial. Conversely, underweights in the financials and consumer staples sectors detracted from results.

A top performer was ABIOMED, Inc., a medical device maker that reported a sharp U.S. sales jump for its Impella heart products. In the information technology sector, Tyler Technologies, Inc. positively impacted results as the company reported earnings ahead of expectations.

A position in Encore Capital Group, Inc. detracted from returns as the company fell short of earnings expectations. Also, United Natural Foods, Inc. negatively impacted relative returns as its shares fell after announcing the early termination of a contract with supermarket company Albertson's LLC. We sold the position in United Natural.

What about the Invesco sleeve?

The consumer discretionary sector was the top-performing sector as the result of stock selection. The financials sector was beneficial to returns, as were the industrials and material sectors, due to positive stock selection. Conversely, the healthcare and information technology sectors detracted from returns due to adverse stock selection.

In industrials, Dycom Industries, Inc., a top contributor, reported earnings that were ahead of expectations. In financials, StanCorp Financial Group, Inc. was additive to returns as the company

6

received a takeover bid from Meiji Yasuda Life Insurance Co. at a substantial premium. We tendered our shares.

In healthcare, HMS Holdings Corp. detracted from returns as the company announced that it lost the business of a major client to a competitor. Finally, informational technology company Power Integrations, Inc. negatively impacted results as the company lost a pending patent infringement lawsuit.

MANAGED BY

New Opportunities Fund is managed by a team of nine portfolio managers across four different asset managers.

The views expressed in this report are exclusively those of the investment management teams at Brandywine, DFA, GW&K, and Invesco, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	5-year	Since inception[1]
Class A2	-7.36	14.77	5.09	99.09	63.34
Class C2	-3.45	15.92	5.62	109.28	71.67
Class I2,3	-2.39	15.97	5.65	109.78	72.08
Class R1[2,3]	-2.51	15.94	5.63	109.53	71.87
Class R2[2,3]	-2.43	15.96	5.64	109.69	72.01
Class R3[2,3]	-2.51	15.94	5.63	109.53	71.87
Class R4[2,3]	-2.43	15.96	5.64	109.69	72.01
Class R5[2,3]	-2.36	15.98	5.65	109.86	72.14
Class R6[2,3]	-2.36	15.98	5.65	109.86	72.14
Class 1[3]	-2.44	15.92	5.60	109.32	71.26
Class NAV[3]	-2.39	15.97	5.65	109.78	72.08
Index†	0.03	15.55	7.75	105.95	109.06

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class 1, Class I, Class R2, Class R3, Class R4, Class R5, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A*	Class C*	Class I*	Class R1*	Class R2*	Class R3*	Class R4*	Class R5*	Class R6*	Class 1	Class NAV
Gross (%)	1.57	2.27	1.26	1.92	1.67	1.82	1.52	1.22	1.17	1.14	1.15
Net (%)	1.46	2.16	1.15	1.81	1.56	1.71	1.31	1.11	1.06	1.05	1.06

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock New Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	10-15-05	17,167	17,167	20,906
Class I2,3	10-15-05	17,208	17,208	20,906
Class R1[2,3]	10-15-05	17,187	17,187	20,906
Class R2[2,3]	10-15-05	17,201	17,201	20,906
Class R3[2,3]	10-15-05	17,187	17,187	20,906
Class R4[2,3]	10-15-05	17,201	17,201	20,906
Class R5[2,3]	10-15-05	17,214	17,214	20,906
Class R6[2,3]	10-15-05	17,214	17,214	20,906
Class 1[3]	10-15-05	17,126	17,126	20,906
Class NAV[3]	10-15-05	17,208	17,208	20,906

The Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 10-15-05.
2	Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 5-27-15. The returns prior to this date are that of Class NAV shares, which has lower expenses. Had the returns reflected Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 expenses, returns would be lower.
3	For certain type of investors as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A2	$1,000.00	$939.40	$3.67	1.44%
Class C2	1,000.00	937.90	5.45	2.14%
Class I2	1,000.00	940.20	2.88	1.13%
Class R1[2]	1,000.00	939.00	4.16	1.63%
Class R2[2]	1,000.00	939.80	3.52	1.38%
Class R3[2]	1,000.00	939.00	4.16	1.63%
Class R4[2]	1,000.00	939.80	3.27	1.28%
Class R5[2]	1,000.00	940.50	2.78	1.09%
Class R6[2]	1,000.00	940.50	2.83	1.11%
Class 1	1,000.00	949.50	5.26	1.07%
Class NAV	1,000.00	949.60	5.01	1.02%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.90	$7.32	1.44%
Class C	1,000.00	1,014.40	10.87	2.14%
Class I	1,000.00	1,019.50	5.74	1.13%
Class R1	1,000.00	1,017.00	8.29	1.63%
Class R2	1,000.00	1,018.20	7.02	1.38%
Class R3	1,000.00	1,017.00	8.29	1.63%
Class R4	1,000.00	1,018.80	6.51	1.28%
Class R5	1,000.00	1,019.70	5.55	1.09%
Class R6	1,000.00	1,019.60	5.65	1.11%
Class 1	1,000.00	1,019.80	5.46	1.07%
Class NAV	1,000.00	1,020.10	5.19	1.02%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
2	The inception date for Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares is 5-27-15. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 96/365 (to reflect the period).

11

Fund's investments

As of 8-31-15
	Shares	Value
Common stocks 98.8%		$213,311,273
(Cost $186,934,992)
Consumer discretionary 14.3%		30,837,537
Auto components 0.8%
Cooper Tire & Rubber Company	3,989	153,975
Cooper-Standard Holding, Inc. (I)	121	6,948
Dorman Products, Inc. (I)	7,300	367,543
Federal-Mogul Holdings Corp. (I)	4,397	40,452
Gentex Corp.	3,399	52,685
Horizon Global Corp. (I)	827	8,650
Lear Corp.	2,027	208,355
Modine Manufacturing Company (I)	4,677	41,532
Motorcar Parts of America, Inc. (I)	365	11,640
Remy International, Inc. (I)	14,639	428,923
Shiloh Industries, Inc. (I)	1,546	17,794
Spartan Motors, Inc.	4,866	21,264
Standard Motor Products, Inc.	2,528	89,491
Stoneridge, Inc. (I)	517	6,313
Superior Industries International, Inc.	3,530	67,423
Sypris Solutions, Inc.	819	1,155
The Goodyear Tire & Rubber Company	3,493	103,987
Automobiles 0.1%
Thor Industries, Inc.	2,260	123,351
Distributors 0.4%
Core-Mark Holding Company, Inc.	4,212	253,183
Pool Corp.	9,925	691,574
VOXX International Corp. (I)	2,806	21,747
Weyco Group, Inc.	494	13,313
Diversified consumer services 1.1%
American Public Education, Inc. (I)	312	6,842
Apollo Education Group, Inc. (I)	943	10,477
Ascent Capital Group, Inc., Class A (I)	1,455	40,856
Bridgepoint Education, Inc. (I)	561	4,533
Cambium Learning Group, Inc. (I)	3,781	19,699
Career Education Corp. (I)	6,866	25,473
Carriage Services, Inc.	1,315	30,179
DeVry Education Group, Inc.	4,500	117,720
Graham Holdings Company, Class B	342	226,254
Grand Canyon Education, Inc. (I)	27,445	1,014,366
Regis Corp. (I)	31,478	341,222
Service Corp. International	14,782	438,286
Steiner Leisure, Ltd. (I)	148	9,423

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Universal Technical Institute, Inc.	23,527	$104,930
Hotels, restaurants and leisure 2.4%
Ark Restaurants Corp.	197	4,874
Belmond, Ltd., Class A (I)	9,083	103,274
Biglari Holdings, Inc. (I)	1	373
BJ's Restaurants, Inc. (I)	14,185	609,813
Bob Evans Farms, Inc.	1,247	56,352
Brinker International, Inc.	7,892	419,302
Canterbury Park Holding Corp.	100	1,038
Churchill Downs, Inc.	755	100,317
Chuy's Holdings, Inc. (I)	19,140	586,450
Cracker Barrel Old Country Store, Inc. (L)	3,221	464,404
DineEquity, Inc.	214	20,437
Gaming Partners International Corp. (I)	400	3,804
International Speedway Corp., Class A	4,331	138,982
Interval Leisure Group, Inc.	1,025	20,562
La Quinta Holdings, Inc. (I)	1,603	30,217
Luby's, Inc. (I)	6,723	32,539
Marriott Vacations Worldwide Corp.	2,163	153,595
Monarch Casino & Resort, Inc. (I)	1,250	21,938
Papa John's International, Inc.	6,521	438,537
Pinnacle Entertainment, Inc. (I)	1,742	65,795
RCI Hospitality Holdings, Inc. (I)	2,292	24,868
Red Robin Gourmet Burgers, Inc. (I)	5,774	454,933
Ruby Tuesday, Inc. (I)	5,243	34,499
Sonic Corp.	16,089	434,403
Speedway Motorsports, Inc.	6,730	130,226
The Marcus Corp.	3,767	73,117
The Wendy's Company	30,938	281,845
Vail Resorts, Inc.	4,483	483,761
Household durables 1.2%
Bassett Furniture Industries, Inc.	1,320	38,306
Beazer Homes USA, Inc. (I)	19,466	325,082
Cavco Industries, Inc. (I)	648	46,364
CSS Industries, Inc.	926	24,520
Emerson Radio Corp.	6,514	8,338
Ethan Allen Interiors, Inc.	1,690	50,278
Flexsteel Industries, Inc.	431	13,275
Helen of Troy, Ltd. (I)	7,729	658,047
Hooker Furniture Corp.	1,745	41,636
La-Z-Boy, Inc.	19,411	535,938
Lennar Corp., Class B	485	20,719

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
Lifetime Brands, Inc.	962	$13,968
M/I Homes, Inc. (I)	2,518	62,900
MDC Holdings, Inc.	2,858	81,424
Meritage Homes Corp. (I)	2,523	106,319
NACCO Industries, Inc., Class A	500	26,320
PulteGroup, Inc.	7,114	147,189
Skyline Corp. (I)	705	2,362
Standard Pacific Corp. (I)	14,402	121,697
Stanley Furniture Company, Inc. (I)	2,115	5,964
The Ryland Group, Inc.	3,166	136,898
Toll Brothers, Inc. (I)	3,322	122,814
TRI Pointe Homes, Inc. (I)	1,482	20,570
Universal Electronics, Inc. (I)	557	25,394
William Lyon Homes, Class A (I)	465	10,537
Internet and catalog retail 0.2%
1-800-Flowers.com, Inc., Class A (I)	3,777	31,689
FTD Companies, Inc. (I)	1,516	45,313
Liberty Ventures, Series A (I)	4,595	182,559
Shutterfly, Inc. (I)	1,961	76,204
Leisure products 0.1%
Arctic Cat, Inc.	735	19,426
Callaway Golf Company	8,868	78,482
JAKKS Pacific, Inc. (I)(L)	3,041	28,981
Johnson Outdoors, Inc., Class A	200	5,014
Vista Outdoor, Inc. (I)	2,510	117,368
Media 1.0%
AH Belo Corp., Class A	3,521	17,640
AMC Entertainment Holdings, Inc., Class A	167	4,840
Ballantyne Strong, Inc. (I)	1,790	8,592
Beasley Broadcast Group, Inc., Class A	447	1,788
Cable One, Inc. (I)	342	142,046
Carmike Cinemas, Inc. (I)	639	15,240
Central European Media Enterprises, Ltd., Class A (I)	2,003	4,407
Cumulus Media, Inc., Class A (I)	2,304	3,295
Entercom Communications Corp., Class A (I)	552	6,083
Gannett Company, Inc. (I)	3,312	43,420
Gray Television, Inc. (I)	4,409	51,100
Harte-Hanks, Inc.	5,249	20,209
Journal Media Group, Inc.	3,307	22,124
Media General, Inc. (I)	5,000	58,750
Meredith Corp.	2,988	141,093
Nexstar Broadcasting Group, Inc., Class A	7,850	364,868

14SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Radio One, Inc., Class D (I)	4,508	$13,975
Salem Media Group	1,200	7,680
Scholastic Corp.	1,230	53,148
TEGNA, Inc.	6,624	157,585
The EW Scripps Company, Class A	33,537	587,568
The Madison Square Garden, Inc., Class A (I)	3,550	250,062
The New York Times Company, Class A	5,833	70,929
Time, Inc.	4,219	87,629
Multiline retail 1.0%
Big Lots, Inc.	15,200	729,448
Burlington Stores, Inc. (I)	14,165	752,020
Dillard's, Inc., Class A	7,716	713,807
Specialty retail 4.3%
Aaron's, Inc.	3,956	148,943
Abercrombie & Fitch Company, Class A (L)	3,200	63,552
America's Car-Mart, Inc. (I)	4,600	164,680
American Eagle Outfitters, Inc.	6,087	103,601
Ascena Retail Group, Inc. (I)	2,823	34,074
Barnes & Noble Education, Inc. (I)	3,186	41,099
Barnes & Noble, Inc.	5,042	78,706
Big 5 Sporting Goods Corp.	498	5,727
Books-A-Million, Inc. (I)	2,241	7,171
Build-A-Bear Workshop, Inc. (I)	37,774	740,370
Cabela's, Inc. (I)(L)	1,460	65,656
Caleres, Inc.	3,673	122,311
Chico's FAS, Inc.	10,414	155,273
Citi Trends, Inc. (I)	751	19,834
Conn's, Inc. (I)(L)	3,027	90,356
DSW, Inc., Class A	2,165	64,279
Express, Inc. (I)	40,838	833,095
Five Below, Inc. (I)	19,175	741,497
GameStop Corp., Class A (L)	9,577	406,831
Genesco, Inc. (I)	1,512	90,554
GNC Holdings, Inc., Class A	7,509	351,421
Group 1 Automotive, Inc.	8,543	746,658
Haverty Furniture Companies, Inc.	3,731	86,223
hhgregg, Inc. (I)(L)	1,994	9,571
Hibbett Sports, Inc. (I)	11,375	449,313
Kirkland's, Inc.	584	13,035
MarineMax, Inc. (I)	3,489	56,871
Murphy USA, Inc. (I)	332	16,969
New York & Company, Inc. (I)	2,900	7,627

SEE NOTES TO FINANCIAL STATEMENTS15

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Penske Automotive Group, Inc.	14,502	$733,801
Perfumania Holdings, Inc. (I)	1,016	5,618
Pier 1 Imports, Inc. (L)	14,796	150,623
Rent-A-Center, Inc.	7,429	199,766
Shoe Carnival, Inc.	13,926	360,683
Sonic Automotive, Inc., Class A	2,223	47,817
Stage Stores, Inc.	3,629	38,975
Stein Mart, Inc.	1,542	16,561
Systemax, Inc. (I)	4,305	39,262
The Cato Corp., Class A	670	23,537
The Children's Place Retail Stores, Inc.	1,381	82,750
The Finish Line, Inc., Class A	28,339	747,299
The Men's Wearhouse, Inc.	4,021	226,985
The Michaels Companies, Inc. (I)	18,950	496,680
The Pep Boys - Manny, Moe & Jack (I)	4,445	53,785
Vitamin Shoppe, Inc. (I)	8,096	289,837
West Marine, Inc. (I)	4,685	41,087
Zumiez, Inc. (I)	1,003	23,380
Textiles, apparel and luxury goods 1.7%
Charles & Colvard, Ltd. (I)	775	1,039
Columbia Sportswear Company	8,486	520,786
Culp, Inc.	709	21,802
Deckers Outdoor Corp. (I)	1,321	85,059
Delta Apparel, Inc. (I)	522	8,503
Fossil Group, Inc. (I)	14,500	892,910
Iconix Brand Group, Inc. (I)(L)	4,381	60,852
Lakeland Industries, Inc. (I)	700	6,503
Movado Group, Inc.	21,382	605,324
Oxford Industries, Inc.	8,852	744,984
Perry Ellis International, Inc. (I)	1,322	32,733
Rocky Brands, Inc.	1,126	20,550
Tumi Holdings, Inc. (I)	22,957	452,712
Unifi, Inc. (I)	3,710	107,701
Wolverine World Wide, Inc.	4,055	109,282
Consumer staples 2.9%		6,332,692
Beverages 0.0%
Coca-Cola Bottling Company Consolidated	244	37,632
Craft Brew Alliance, Inc. (I)	2,766	22,598
MGP Ingredients, Inc.	1,716	27,353
Food and staples retailing 1.3%
Ingles Markets, Inc., Class A	2,301	114,360
PriceSmart, Inc.	7,200	612,072

16SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples (continued)
Food and staples retailing (continued)
Smart & Final Stores, Inc. (I)	27,005	$440,182
SpartanNash Company	25,533	722,584
The Andersons, Inc.	3,077	108,864
The Fresh Market, Inc. (I)	35,900	772,927
Village Super Market, Inc., Class A	313	8,698
Weis Markets, Inc.	2,061	83,780
Food products 1.4%
Alico, Inc.	490	20,614
Darling Ingredients, Inc. (I)	11,341	145,618
Dean Foods Company	7,958	130,989
Diamond Foods, Inc. (I)	793	23,925
Fresh Del Monte Produce, Inc.	7,784	308,169
Ingredion, Inc.	4,931	425,743
John B. Sanfilippo & Son, Inc.	331	17,109
Landec Corp. (I)	3,344	44,475
Limoneira Company	335	6,358
Omega Protein Corp. (I)	3,910	66,744
Pinnacle Foods, Inc.	18,976	850,884
Post Holdings, Inc. (I)	3,298	215,293
Sanderson Farms, Inc. (L)	1,512	104,388
Seaboard Corp. (I)	47	156,051
Seneca Foods Corp., Class A (I)	2,016	59,432
Snyder's-Lance, Inc.	3,793	128,090
TreeHouse Foods, Inc. (I)	4,061	322,322
Household products 0.1%
Central Garden & Pet Company (I)	2,475	30,344
Central Garden & Pet Company, Class A (I)	6,231	78,822
HRG Group, Inc. (I)	200	2,576
Oil-Dri Corp. of America	855	19,964
Orchids Paper Products Company	625	15,644
Personal products 0.0%
CCA Industries, Inc. (I)	400	1,016
Inter Parfums, Inc.	1,654	42,508
Mannatech, Inc. (I)	83	1,436
Nutraceutical International Corp. (I)	2,391	57,958
Tobacco 0.1%
Alliance One International, Inc. (I)	414	9,555
Universal Corp.	1,943	95,615
Energy 5.1%		11,087,351
Energy equipment and services 2.1%
Atwood Oceanics, Inc. (L)	2,952	56,413

SEE NOTES TO FINANCIAL STATEMENTS17

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Basic Energy Services, Inc. (I)	3,641	$18,970
Bristow Group, Inc.	3,771	139,753
C&J Energy Services, Ltd. (I)	3,200	17,728
Dawson Geophysical Company (I)	2,902	13,436
Diamond Offshore Drilling, Inc. (L)	5,697	135,076
Dril-Quip, Inc. (I)	7,057	486,510
Era Group, Inc. (I)	1,717	29,017
Exterran Holdings, Inc.	5,642	125,929
Forum Energy Technologies, Inc. (I)	39,149	615,422
Gulf Island Fabrication, Inc.	1,274	16,091
Gulfmark Offshore, Inc., Class A (L)	30,146	272,218
Helix Energy Solutions Group, Inc. (I)	24,794	172,318
Helmerich & Payne, Inc.	3,492	206,063
Hornbeck Offshore Services, Inc. (I)	3,837	75,781
Matrix Service Company (I)	2,231	44,620
Mitcham Industries, Inc. (I)	1,611	6,943
Nabors Industries, Ltd.	20,640	238,186
Natural Gas Services Group, Inc. (I)	2,736	59,344
Newpark Resources, Inc. (I)	9,667	70,859
Noble Corp. PLC (L)	17,039	221,848
Oil States International, Inc. (I)	3,512	99,635
Pacific Drilling SA (I)	1,100	2,200
Parker Drilling Company (I)	10,256	34,563
Patterson-UTI Energy, Inc.	10,848	176,605
PHI, Inc. (I)	2,700	68,472
Pioneer Energy Services Corp. (I)	6,843	22,650
Precision Drilling Corp.	49,733	239,216
Rowan Companies PLC, Class A	10,930	196,412
RPC, Inc. (L)	387	4,497
SEACOR Holdings, Inc. (I)	2,306	148,760
Seventy Seven Energy, Inc. (I)	467	1,340
Superior Energy Services, Inc.	10,604	168,710
Tesco Corp.	1,864	15,825
TETRA Technologies, Inc. (I)	7,049	54,207
Tidewater, Inc. (L)	4,115	73,782
Unit Corp. (I)	8,515	129,428
Weatherford International PLC (I)	3,024	30,694
Oil, gas and consumable fuels 3.0%
Adams Resources & Energy, Inc.	139	6,340
Alon USA Energy, Inc.	5,862	108,681
Approach Resources, Inc. (I)(L)	1,893	4,846
Bill Barrett Corp. (I)	4,159	22,750
Bonanza Creek Energy, Inc. (I)	307	2,349

18SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
California Resources Corp.	4,888	$18,965
Callon Petroleum Company (I)	3,702	33,947
Carrizo Oil & Gas, Inc. (I)	14,028	511,040
Clayton Williams Energy, Inc. (I)	596	30,324
Cloud Peak Energy, Inc. (I)	1,335	6,381
Comstock Resources, Inc. (L)	4,046	12,340
Contango Oil & Gas Company (I)	9,092	84,647
CVR Energy, Inc.	1,937	77,887
Delek US Holdings, Inc.	5,132	157,860
Denbury Resources, Inc. (L)	24,792	107,597
DHT Holdings, Inc.	1,910	13,657
Dorian LPG, Ltd. (I)	1,000	13,180
Energy XXI, Ltd. (L)	4,472	8,497
EnLink Midstream LLC	605	14,435
EP Energy Corp., Class A (I)	2,018	14,308
Evolution Petroleum Corp.	28,390	166,649
GasLog, Ltd. (L)	3,773	52,407
Gastar Exploration, Inc. (I)	1,921	3,170
Green Plains, Inc.	4,857	103,260
Gulfport Energy Corp. (I)	5,073	181,766
HollyFrontier Corp.	3,203	150,093
Matador Resources Company (I)	21,476	492,015
Newfield Exploration Company (I)	9,963	331,868
Noble Energy, Inc.	682	22,786
Nordic American Tankers, Ltd. (L)	459	6,256
Northern Oil and Gas, Inc. (I)(L)	2,774	16,727
Oasis Petroleum, Inc. (I)(L)	5,430	60,599
Overseas Shipholding Group, Inc., Class B (I)	4,418	16,126
PBF Energy, Inc., Class A	4,959	148,373
PDC Energy, Inc. (I)	1,100	61,798
Penn Virginia Corp. (I)(L)	5,500	6,765
QEP Resources, Inc.	12,900	181,116
Range Resources Corp.	3,398	131,231
Renewable Energy Group, Inc. (I)	1,366	11,502
Rex Energy Corp. (I)(L)	5,131	17,702
Rice Energy, Inc. (I)	2,538	49,364
RSP Permian, Inc. (I)	659	15,776
Scorpio Tankers, Inc.	55,504	525,068
SemGroup Corp., Class A	6,343	348,865
Ship Finance International, Ltd. (L)	1,579	26,527
SM Energy Company	3,455	126,799
Stone Energy Corp. (I)	3,805	21,574
Synergy Resources Corp. (I)	2,249	24,154

SEE NOTES TO FINANCIAL STATEMENTS19

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Targa Resources Corp.	1,119	$73,921
Teekay Corp.	32,700	1,202,052
Tesoro Corp.	645	59,346
Triangle Petroleum Corp. (I)(L)	5,316	21,477
Ultra Petroleum Corp. (I)(L)	17,085	145,564
VAALCO Energy, Inc. (I)	4,771	8,492
W&T Offshore, Inc. (L)	3,259	11,635
Warren Resources, Inc. (I)(L)	7,110	4,266
Western Refining, Inc.	6,891	296,451
Whiting Petroleum Corp. (I)	6,322	122,204
WPX Energy, Inc. (I)	13,961	102,055
Financials 24.4%		52,614,160
Banks 9.5%
1st Source Corp.	3,710	111,077
Access National Corp.	359	7,334
American National Bankshares, Inc.	539	12,737
Ameris Bancorp	1,334	36,378
Associated Banc-Corp.	16,384	300,810
BancFirst Corp.	801	48,436
BancorpSouth, Inc.	6,379	151,565
Bank of Florida Corp. (I)	2,087	0
Bank of the Ozarks, Inc.	11,270	471,086
BankUnited, Inc.	13,190	470,092
Banner Corp.	2,025	89,930
Bar Harbor Bankshares	348	11,540
BB&T Corp.	1,129	41,683
BBCN Bancorp, Inc.	6,726	97,863
Berkshire Hills Bancorp, Inc.	11,694	327,198
Blue Hills Bancorp, Inc.	28,500	403,275
BNC Bancorp	30	620
Boston Private Financial Holdings, Inc.	9,812	116,763
Bryn Mawr Bank Corp.	454	13,475
C&F Financial Corp.	63	2,299
Camden National Corp.	211	8,442
Capital Bank Financial Corp., Class A (I)	1,512	46,524
Capital City Bank Group, Inc.	2,956	44,163
Cardinal Financial Corp.	3,454	77,059
Cathay General Bancorp	8,881	263,144
CenterState Banks, Inc.	2,800	38,696
Central Pacific Financial Corp.	1,567	32,500
Century Bancorp, Inc., Class A	108	4,503
Chemical Financial Corp.	2,894	92,434

20SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
CIT Group, Inc.	6,501	$282,403
City Holding Company	678	32,286
CoBiz Financial, Inc.	5,644	72,695
Columbia Banking System, Inc.	3,280	99,417
Community Bank Systems, Inc.	2,500	89,150
Community Trust Bancorp, Inc.	1,464	51,386
Customers Bancorp, Inc. (I)	931	22,819
CVB Financial Corp.	5,962	96,883
Eagle Bancorp, Inc. (I)	173	7,250
East West Bancorp, Inc.	11,834	478,212
Enterprise Bancorp, Inc.	204	4,466
Enterprise Financial Services Corp.	2,405	57,504
Fidelity Southern Corp.	824	15,899
Financial Institutions, Inc.	1,228	30,418
First BanCorp (I)	9,412	37,742
First Bancorp North Carolina	3,981	67,757
First Bancorp, Inc.	642	11,909
First Busey Corp.	6,309	40,378
First Citizens BancShares, Inc., Class A	178	42,218
First Commonwealth Financial Corp.	18,527	163,964
First Community Bancshares, Inc.	2,119	37,527
First Connecticut Bancorp, Inc.	17,900	304,300
First Financial Bancorp	3,185	58,731
First Financial Corp.	1,254	41,244
First Interstate BancSystem, Inc., Class A	1,557	41,541
First Merchants Corp.	3,428	89,197
First Midwest Bancorp, Inc.	6,831	120,499
First NBC Bank Holding Company (I)	850	29,750
First South Bancorp, Inc.	777	6,045
FirstMerit Corp.	9,669	173,655
Flushing Financial Corp.	2,809	56,040
FNB Corp.	10,810	135,774
Fulton Financial Corp.	12,414	150,954
German American Bancorp, Inc.	343	9,940
Glacier Bancorp, Inc.	20,379	530,058
Great Southern Bancorp, Inc.	1,203	48,445
Great Western Bancorp, Inc.	29,400	739,998
Hancock Holding Company	4,427	124,310
Hanmi Financial Corp.	18,341	444,586
Heartland Financial USA, Inc.	1,587	57,719
Heritage Commerce Corp.	2,067	21,869
Heritage Financial Corp.	1,170	20,732
Hilltop Holdings, Inc. (I)	5,164	106,637

SEE NOTES TO FINANCIAL STATEMENTS21

	Shares	Value
Financials (continued)
Banks (continued)
Home BancShares, Inc.	1,246	$47,498
HomeTrust Bancshares, Inc. (I)	700	12,733
Horizon Bancorp	400	9,452
IBERIABANK Corp.	8,841	538,417
Independent Bank Corp. (Massachusetts)	2,687	121,694
Independent Bank Corp. (Michigan)	2,100	29,547
International Bancshares Corp.	11,168	286,459
Investors Bancorp, Inc.	90,530	1,066,443
Lakeland Bancorp, Inc.	3,520	38,931
Lakeland Financial Corp.	1,305	53,622
LegacyTexas Financial Group, Inc.	2,473	70,035
Macatawa Bank Corp.	800	4,160
MainSource Financial Group, Inc.	4,787	99,139
MB Financial, Inc.	9,198	302,982
MBT Financial Corp. (I)	1,105	7,271
Mercantile Bank Corp.	1,058	21,477
Merchants Bancshares, Inc.	540	15,557
Metro Bancorp, Inc.	1,442	41,299
MidSouth Bancorp, Inc.	729	10,133
MidWestOne Financial Group, Inc.	305	8,897
National Bank Holdings Corp., Class A	1,988	40,098
National Penn Bancshares, Inc.	11,091	133,258
NBT Bancorp, Inc.	2,580	66,822
NewBridge Bancorp	2,100	17,535
Northrim BanCorp, Inc.	492	13,373
OFG Bancorp	4,139	35,761
Old National Bancorp	7,195	99,291
Old Second Bancorp, Inc. (I)	1,554	9,681
Pacific Continental Corp.	2,139	27,636
Pacific Mercantile Bancorp (I)	975	7,030
Pacific Premier Bancorp, Inc. (I)	659	12,363
PacWest Bancorp	15,863	676,398
Park National Corp.	266	22,400
Park Sterling Corp.	3,302	23,807
Peapack Gladstone Financial Corp.	772	16,382
People's United Financial, Inc.	22,118	342,829
Peoples Bancorp, Inc.	2,601	57,170
Pinnacle Financial Partners, Inc.	6,390	303,014
Popular, Inc. (I)	2,320	68,115
Preferred Bank	1,111	34,052
Premier Financial Bancorp, Inc.	658	10,173
PrivateBancorp, Inc.	29,844	1,129,595
Prosperity Bancshares, Inc.	4,575	236,390

22SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Renasant Corp.	5,254	$164,660
Republic Bancorp, Inc., Class A	13,692	342,163
Republic First Bancorp, Inc. (I)	502	1,772
S&T Bancorp, Inc.	2,700	80,784
Sandy Spring Bancorp, Inc.	2,665	68,411
Shore Bancshares, Inc.	600	5,808
Sierra Bancorp	1,564	26,588
Simmons First National Corp., Class A	250	10,968
South State Corp.	1,234	92,735
Southwest Bancorp, Inc.	2,030	33,860
State Bank Financial Corp.	525	10,605
Sterling Bancorp	6,866	96,330
Stock Yards Bancorp, Inc.	105	3,700
Suffolk Bancorp	2,043	54,466
Sun Bancorp, Inc. (I)	272	5,402
Synovus Financial Corp.	25,902	788,198
Talmer Bancorp, Inc., Class A	900	14,625
TCF Financial Corp.	10,776	167,244
Texas Capital Bancshares, Inc. (I)	10,482	564,561
The Bancorp, Inc. (I)	3,797	27,870
Tompkins Financial Corp.	368	19,316
Towne Bank	2,665	48,929
TriCo Bancshares	1,082	25,687
TriState Capital Holdings, Inc. (I)	17,900	224,287
Trustmark Corp.	4,320	99,490
UMB Financial Corp.	2,919	146,329
Umpqua Holdings Corp.	12,549	209,694
Union Bankshares Corp.	18,638	439,857
United Bankshares, Inc. (L)	4,646	173,853
United Community Banks, Inc.	2,828	55,344
Univest Corp. of Pennsylvania	1,917	37,094
Valley National Bancorp	6,073	57,451
Washington Trust Bancorp, Inc.	2,092	80,772
WesBanco, Inc.	15,132	465,914
West Bancorp, Inc.	1,494	26,937
WestAmerica Bancorp.	456	20,584
Western Alliance Bancorp (I)	17,803	543,348
Wilshire Bancorp, Inc.	4,362	46,586
Wintrust Financial Corp.	3,933	200,583
Yadkin Financial Corp.	23	479
Zions Bancorporation	15,018	435,522
Capital markets 1.4%
Calamos Asset Management, Inc., Class A	923	9,747

SEE NOTES TO FINANCIAL STATEMENTS23

	Shares	Value
Financials (continued)
Capital markets (continued)
Cowen Group, Inc., Class A (I)	19,199	$101,563
E*TRADE Financial Corp. (I)	23,741	624,151
Evercore Partners, Inc., Class A	7,797	408,407
Greenhill & Company, Inc.	7,965	279,651
INTL. FCStone, Inc. (I)	815	21,565
Investment Technology Group, Inc.	2,948	48,406
Janus Capital Group, Inc.	40,499	602,625
JMP Group LLC	1,502	10,739
KCG Holdings, Inc., Class A (I)	4,757	54,706
Legg Mason, Inc.	8,577	380,218
Oppenheimer Holdings, Inc., Class A	1,506	30,045
Piper Jaffray Companies (I)	300	12,558
Stifel Financial Corp. (I)	8,805	410,313
Consumer finance 1.4%
Asta Funding, Inc. (I)	2,466	21,873
Cash America International, Inc.	32,300	891,480
Encore Capital Group, Inc. (I)(L)	18,180	738,653
Enova International, Inc. (I)	50,187	652,431
First Cash Financial Services, Inc. (I)	12,400	511,748
Green Dot Corp., Class A (I)	350	6,192
Navient Corp.	2,611	33,395
Nelnet, Inc., Class A	4,340	163,401
Nicholas Financial, Inc. (I)	75	929
The First Marblehead Corp. (I)	462	1,793
Diversified financial services 0.8%
Gain Capital Holdings, Inc.	59,025	487,547
MarketAxess Holdings, Inc.	8,826	798,047
Marlin Business Services Corp.	2,737	37,552
NewStar Financial, Inc. (I)	6,064	69,069
PHH Corp. (I)	4,837	78,359
PICO Holdings, Inc. (I)	1,866	24,165
Resource America, Inc., Class A	3,296	25,017
The NASDAQ OMX Group, Inc.	3,740	191,451
Insurance 6.4%
Alleghany Corp. (I)	992	466,032
Allied World Assurance Company Holdings AG	34,500	1,377,930
Ambac Financial Group, Inc. (I)	1,199	19,484
American Equity Investment Life Holding Company	6,303	152,911
American Financial Group, Inc.	13,708	946,674
American National Insurance Company	1,726	171,375
AMERISAFE, Inc.	2,787	130,264
Argo Group International Holdings, Ltd.	5,078	284,266

24SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Aspen Insurance Holdings, Ltd.	15,630	$717,573
Assurant, Inc.	5,286	393,014
Assured Guaranty, Ltd.	14,321	361,748
Axis Capital Holdings, Ltd.	4,467	250,152
CNO Financial Group, Inc.	15,751	281,785
Donegal Group, Inc., Class A	2,470	35,296
EMC Insurance Group, Inc.	19,545	447,190
Employers Holdings, Inc.	1,300	28,665
Endurance Specialty Holdings, Ltd.	16,360	1,042,950
Enstar Group, Ltd. (I)	738	107,829
FBL Financial Group, Inc., Class A	4,528	258,277
Federated National Holding Company	803	17,594
First Acceptance Corp. (I)	4,470	13,052
Global Indemnity PLC (I)	2,416	64,845
Greenlight Capital Re, Ltd., Class A (I)	2,000	51,000
Hallmark Financial Services, Inc. (I)	2,471	28,392
HCC Insurance Holdings, Inc.	619	47,830
Heritage Insurance Holdings, Inc. (I)	20,820	365,807
Horace Mann Educators Corp.	5,134	170,551
Independence Holding Company	2,216	27,279
Investors Title Company	98	7,007
Kemper Corp.	9,050	320,551
Maiden Holdings, Ltd.	6,647	95,252
MBIA, Inc. (I)	16,367	114,896
National General Holdings Corp.	1,075	19,705
National Western Life Insurance Company, Class A	206	46,849
Old Republic International Corp.	18,842	296,008
OneBeacon Insurance Group, Ltd., Class A	927	13,395
PartnerRe, Ltd.	2,378	329,139
Primerica, Inc.	1,806	76,737
ProAssurance Corp.	2,802	135,140
Reinsurance Group of America, Inc.	4,986	453,128
RenaissanceRe Holdings, Ltd.	4,114	419,422
RLI Corp.	757	39,447
Safety Insurance Group, Inc.	1,271	66,829
Selective Insurance Group, Inc.	3,326	100,844
StanCorp Financial Group, Inc.	9,686	1,101,395
State Auto Financial Corp.	4,681	102,514
Stewart Information Services Corp.	3,868	149,846
Symetra Financial Corp.	8,400	264,348
The Hanover Insurance Group, Inc.	3,743	295,323
The Navigators Group, Inc. (I)	1,540	117,117
The Phoenix Companies, Inc. (I)	1,111	18,054

SEE NOTES TO FINANCIAL STATEMENTS25

	Shares	Value
Financials (continued)
Insurance (continued)
United Fire Group, Inc.	1,493	$49,568
Validus Holdings, Ltd.	6,714	297,296
W.R. Berkley Corp.	7,712	418,607
White Mountains Insurance Group, Ltd.	319	229,460
Real estate investment trusts 2.2%
Communications Sales & Leasing, Inc.	733	14,733
Corrections Corp. of America	11,700	343,746
Cousins Properties, Inc.	42,800	392,476
CubeSmart	10,715	270,982
Easterly Government Propoerties	20,600	323,008
Hatteras Financial Corp.	38,300	621,609
Medical Properties Trust, Inc.	39,000	455,130
STAG Industrial, Inc.	28,785	491,072
The GEO Group, Inc.	48,760	1,464,263
WP Glimcher, Inc.	32,100	388,731
Real estate management and development 0.5%
Alexander & Baldwin, Inc.	3,790	128,216
AV Homes, Inc. (I)	2,336	33,031
Forestar Group, Inc. (I)	1,463	18,917
FRP Holdings, Inc. (I)	67	2,084
Jones Lang LaSalle, Inc.	3,374	502,287
Kennedy-Wilson Holdings, Inc.	16,741	401,114
Thrifts and mortgage finance 2.2%
Astoria Financial Corp.	8,434	136,378
Bank Mutual Corp.	5,168	37,365
BankFinancial Corp.	3,904	48,019
BBX Capital Corp., Class A (I)	385	6,237
Beneficial Bancorp, Inc. (I)	43,156	536,861
Brookline Bancorp, Inc.	6,990	73,745
Cape Bancorp, Inc.	443	4,917
Capitol Federal Financial, Inc.	9,204	110,908
Clifton Bancorp, Inc.	1,045	14,411
Dime Community Bancshares, Inc.	2,812	47,888
ESSA Bancorp, Inc.	589	7,616
EverBank Financial Corp.	6,154	121,726
Federal Agricultural Mortgage Corp., Class C	953	22,558
First Defiance Financial Corp.	1,313	49,487
First Financial Northwest, Inc.	1,932	23,648
Flagstar Bancorp, Inc. (I)	2,116	43,018
HF Financial Corp.	155	2,477
Hingham Institution for Savings	82	9,592
Home Bancorp, Inc.	1,531	38,443

26SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
HomeStreet, Inc. (I)	5,627	$125,257
Hudson City Bancorp, Inc.	14,449	134,376
Kearny Financial Corp. (I)	28,300	321,205
Louisiana Bancorp, Inc.	100	2,404
Meridian Bancorp, Inc. (I)	41,100	523,614
New York Community Bancorp, Inc.	25,289	446,604
Northfield Bancorp, Inc.	2,419	36,212
Northwest Bancshares, Inc.	6,987	89,713
OceanFirst Financial Corp.	14,840	273,353
Oritani Financial Corp.	2,204	33,236
Provident Financial Holdings, Inc.	768	12,588
Provident Financial Services, Inc.	5,721	108,356
Pulaski Financial Corp.	282	3,725
SI Financial Group, Inc.	835	9,469
Territorial Bancorp, Inc.	952	24,714
TierOne Corp. (I)	1,301	1
TrustCo Bank Corp.	4,173	24,704
United Financial Bancorp, Inc.	21,877	274,556
Walker & Dunlop, Inc. (I)	1,711	41,629
Washington Federal, Inc.	36,945	838,282
Waterstone Financial, Inc.	1,247	16,061
Westfield Financial, Inc.	4,251	31,883
WSFS Financial Corp.	960	26,429
Health care 11.0%		23,647,297
Biotechnology 1.8%
AMAG Pharmaceuticals, Inc. (I)	6,440	402,758
Amicus Therapeutics, Inc. (I)	37,900	545,002
Cepheid, Inc. (I)	7,715	376,029
Dynavax Technologies Corp. (I)	18,005	510,622
Emergent BioSolutions, Inc. (I)	17,984	598,687
Inotek Pharmaceuticals Corp. (I)	42,500	524,025
Myriad Genetics, Inc. (I)	12,400	465,744
Retrophin, Inc. (I)	20,763	569,321
Health care equipment and supplies 3.9%
ABIOMED, Inc. (I)	7,671	735,649
Alere, Inc. (I)	12,122	629,980
Align Technology, Inc. (I)	11,820	669,012
Alphatec Holdings, Inc. (I)	4,250	2,444
Analogic Corp.	6,299	507,573
AngioDynamics, Inc. (I)	4,008	59,158
CONMED Corp.	2,316	122,887
CryoLife, Inc.	2,939	28,743

SEE NOTES TO FINANCIAL STATEMENTS27

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Cynosure, Inc., Class A (I)	1,025	$32,431
Endologix, Inc. (I)	29,380	381,352
Exactech, Inc. (I)	1,030	20,198
Globus Medical, Inc., Class A (I)	43,976	1,073,894
Greatbatch, Inc. (I)	11,738	666,953
Haemonetics Corp. (I)	3,123	112,772
Halyard Health, Inc. (I)	537	16,883
Hill-Rom Holdings, Inc.	9,561	505,203
Hologic, Inc. (I)	2,110	81,889
ICU Medical, Inc. (I)	5,973	678,055
Integra LifeSciences Holdings Corp. (I)	1,889	113,302
Invacare Corp.	2,740	48,197
Kewaunee Scientific Corp.	80	1,342
LeMaitre Vascular, Inc.	786	10,391
Merit Medical Systems, Inc. (I)	1,830	41,633
Natus Medical, Inc. (I)	1,053	42,836
Orthofix International NV (I)	424	15,892
Quidel Corp. (I)	642	13,219
RTI Surgical, Inc. (I)	2,800	17,864
SeaSpine Holdings Corp. (I)	629	8,888
Symmetry Surgical, Inc. (I)	789	7,077
Teleflex, Inc.	1,900	248,520
Tornier NV (I)	28,190	626,946
West Pharmaceutical Services, Inc.	9,545	533,088
Wright Medical Group, Inc. (I)	13,471	310,776
Health care providers and services 2.8%
Acadia Healthcare Company, Inc. (I)	10,880	794,566
Aceto Corp.	4,311	96,610
Addus HomeCare Corp. (I)	1,215	34,919
Air Methods Corp. (I)	15,431	577,891
Almost Family, Inc. (I)	179	7,930
Amsurg Corp. (I)	4,986	391,002
BioScrip, Inc. (I)	7,228	17,564
Community Health Systems, Inc. (I)	15,830	850,071
Cross Country Healthcare, Inc. (I)	4,185	58,130
Digirad Corp.	3,687	14,011
Five Star Quality Care, Inc. (I)	5,481	18,526
Hanger, Inc. (I)	2,169	38,890
Health Net, Inc. (I)	1,893	121,266
Healthways, Inc. (I)	3,291	40,183
IPC Healthcare, Inc. (I)	687	54,548
Kindred Healthcare, Inc.	5,284	106,103
LHC Group, Inc. (I)	753	32,605

28SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
LifePoint Health, Inc. (I)	9,998	$781,144
Magellan Health Services, Inc. (I)	2,433	136,248
Medcath Corp. (I)	4,104	5,622
Molina Healthcare, Inc. (I)	3,926	292,840
National HealthCare Corp.	1,717	103,638
Owens & Minor, Inc.	4,125	140,209
PharMerica Corp. (I)	3,519	115,142
Select Medical Holdings Corp.	8,624	111,250
Team Health Holdings, Inc. (I)	14,553	854,843
The Providence Service Corp. (I)	391	17,529
Triple-S Management Corp., Class B (I)	3,548	74,650
Universal American Corp. (I)	14,368	102,731
Health care technology 0.6%
Allscripts Healthcare Solutions, Inc. (I)	9,582	131,944
HMS Holdings Corp. (I)	19,618	205,008
MedAssets, Inc. (I)	3,864	81,608
Medidata Solutions, Inc. (I)	15,775	757,516
Omnicell, Inc. (I)	2,477	84,168
Life sciences tools and services 0.8%
Affymetrix, Inc. (I)(L)	54,549	508,942
Bio-Techne Corp.	4,600	434,608
Bruker Corp. (I)	18,745	344,533
Charles River Laboratories International, Inc. (I)	5,893	405,969
Harvard Bioscience, Inc. (I)	4,419	19,311
Luminex Corp. (I)	262	4,774
Pharmaceuticals 1.1%
Catalent, Inc. (I)	18,770	596,698
Cumberland Pharmaceuticals, Inc. (I)	631	3,799
Impax Laboratories, Inc. (I)	22,151	907,305
Phibro Animal Health Corp., Class A	11,677	412,198
Prestige Brands Holdings, Inc. (I)	7,892	367,136
SciClone Pharmaceuticals, Inc. (I)	4,311	33,884
Industrials 17.5%		37,785,663
Aerospace and defense 1.7%
AAR Corp.	29,432	716,081
CPI Aerostructures, Inc. (I)	642	6,388
Cubic Corp.	901	37,950
Curtiss-Wright Corp.	10,343	679,639
DigitalGlobe, Inc. (I)	3,281	75,660
Ducommun, Inc. (I)	1,256	29,667
HEICO Corp.	11,819	601,587
Kratos Defense & Security Solutions, Inc. (I)	3,577	16,597

SEE NOTES TO FINANCIAL STATEMENTS29

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
LMI Aerospace, Inc. (I)	2,716	$32,592
Moog, Inc., Class A (I)	1,671	105,440
Orbital ATK, Inc.	3,610	273,313
SIFCO Industries, Inc.	400	5,056
Sparton Corp. (I)	1,625	37,765
Triumph Group, Inc.	22,837	1,127,919
Vectrus, Inc. (I)	83	2,063
Air freight and logistics 0.3%
Air Transport Services Group, Inc. (I)	6,845	62,221
Atlas Air Worldwide Holdings, Inc. (I)	2,811	116,122
Forward Air Corp.	8,653	389,558
Hub Group, Inc., Class A (I)	3,113	117,329
Airlines 0.5%
Alaska Air Group, Inc.	5,471	409,559
Hawaiian Holdings, Inc. (I)	2,801	63,471
JetBlue Airways Corp. (I)	24,588	548,804
Republic Airways Holdings, Inc. (I)	4,214	12,979
SkyWest, Inc.	4,310	68,529
Building products 1.0%
Apogee Enterprises, Inc.	12,165	634,405
Gibraltar Industries, Inc. (I)	4,173	68,395
Griffon Corp.	12,674	210,895
Insteel Industries, Inc.	3,280	56,777
Owens Corning	9,961	441,173
Quanex Building Products Corp.	3,300	59,235
Simpson Manufacturing Company, Inc.	3,200	111,712
Trex Company, Inc. (I)	9,943	385,888
Universal Forest Products, Inc.	2,473	148,528
Commercial services and supplies 3.6%
ABM Industries, Inc.	20,329	650,731
ACCO Brands Corp. (I)	6,173	46,915
Acme United Corp.	300	5,205
AMREP Corp. (I)	120	598
ARC Document Solutions, Inc. (I)	3,108	20,637
CECO Environmental Corp.	301	2,914
Civeo Corp.	1,944	3,791
Clean Harbors, Inc. (I)	4,046	198,740
Covanta Holding Corp.	35,743	707,711
Ennis, Inc.	4,732	77,274
Essendant, Inc.	3,084	106,398
Fuel Tech, Inc. (I)	2,200	4,488
G&K Services, Inc., Class A	1,686	113,990

30SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
InnerWorkings, Inc. (I)	1,846	$13,402
Intersections, Inc. (I)	1,826	3,634
KAR Auction Services, Inc.	5,108	189,200
Kimball International, Inc., Class B	3,715	40,605
Matthews International Corp., Class A	1,991	101,103
McGrath RentCorp	2,470	63,356
Mobile Mini, Inc.	29,478	1,002,547
Multi-Color Corp.	1,239	81,638
NL Industries, Inc. (I)	3,500	13,475
Pitney Bowes, Inc.	17,779	352,202
Progressive Waste Solutions, Ltd.	19,700	543,129
Quad/Graphics, Inc.	1,516	21,891
Ritchie Brothers Auctioneers, Inc.	29,820	822,436
Team, Inc. (I)	10,251	428,902
Tetra Tech, Inc.	3,753	97,503
The ADT Corp. (L)	10,585	346,976
The Brink's Company	1,113	31,899
UniFirst Corp.	1,637	177,467
Versar, Inc. (I)	2,653	8,383
Viad Corp.	23,381	639,237
Virco Manufacturing Corp. (I)	700	1,876
Waste Connections, Inc.	16,167	768,903
Construction and engineering 2.3%
AECOM (I)	39,916	1,097,690
Aegion Corp. (I)	30,400	559,360
Chicago Bridge & Iron Company NV (L)	3,099	137,224
Comfort Systems USA, Inc.	3,590	99,515
Dycom Industries, Inc. (I)	14,378	1,022,132
EMCOR Group, Inc.	2,428	111,907
Fluor Corp.	3,444	157,115
Furmanite Corp. (I)	1,419	8,897
Granite Construction, Inc.	526	18,147
Great Lakes Dredge & Dock Corp. (I)	8,005	44,428
Jacobs Engineering Group, Inc. (I)	6,211	250,987
Layne Christensen Company (I)	2,568	19,157
MasTec, Inc. (I)	46,121	763,764
MYR Group, Inc. (I)	1,600	45,904
Northwest Pipe Company (I)	1,238	20,452
Orion Marine Group, Inc. (I)	1,107	7,948
Primoris Services Corp.	16,309	299,596
Quanta Services, Inc. (I)	10,360	251,126
Sterling Construction Company, Inc. (I)	1,987	9,220
Tutor Perini Corp. (I)	4,807	85,084

SEE NOTES TO FINANCIAL STATEMENTS31

	Shares	Value
Industrials (continued)
Electrical equipment 0.6%
Allied Motion Technologies, Inc.	124	$2,358
AZZ, Inc.	1,194	60,416
Encore Wire Corp.	4,077	132,380
EnerSys	10,559	564,590
Franklin Electric Company, Inc.	1,850	54,187
Global Power Equipment Group, Inc.	468	2,153
LSI Industries, Inc.	3,751	35,597
Powell Industries, Inc.	1,041	30,564
Preformed Line Products Company	162	4,909
Regal-Beloit Corp.	1,412	94,138
Thermon Group Holdings, Inc. (I)	14,518	332,172
Ultralife Corp. (I)	3,715	16,123
Machinery 3.5%
Actuant Corp., Class A	4,630	99,267
AGCO Corp.	6,716	329,353
Alamo Group, Inc.	1,890	97,316
Albany International Corp., Class A	14,522	463,252
Altra Industrial Motion Corp.	2,263	56,598
American Railcar Industries, Inc. (L)	3,956	164,016
Astec Industries, Inc.	2,485	98,182
Barnes Group, Inc.	8,581	331,484
Briggs & Stratton Corp.	4,656	93,027
CIRCOR International, Inc.	922	41,711
Columbus McKinnon Corp.	1,684	32,013
Douglas Dynamics, Inc.	2,248	49,951
Dynamic Materials Corp.	1,001	11,341
EnPro Industries, Inc.	2,129	101,000
ESCO Technologies, Inc.	2,184	78,864
Federal Signal Corp.	6,853	96,970
Gencor Industries, Inc. (I)	604	5,466
Hardinge, Inc.	2,139	21,968
Hurco Companies, Inc.	1,523	46,969
Hyster-Yale Materials Handling, Inc.	1,000	60,760
Key Technology, Inc. (I)	105	1,293
LB Foster Company, Class A	667	11,959
Lydall, Inc. (I)	1,433	38,920
MFRI, Inc. (I)	780	4,235
Miller Industries, Inc.	1,559	33,815
Mueller Industries, Inc.	3,665	116,584
Mueller Water Products, Inc., Class A	1,300	11,635
NN, Inc.	3,619	87,616
Nordson Corp.	8,903	592,228
Oshkosh Corp.	17,533	737,263

32SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Proto Labs, Inc. (I)	10,287	$749,202
RBC Bearings, Inc. (I)	622	38,477
Rexnord Corp. (I)	14,404	288,800
Standex International Corp.	1,198	95,864
Tecumseh Products Company (I)	100	498
Terex Corp.	1,089	25,406
The Eastern Company	366	6,024
The Gorman-Rupp Company	11,720	283,272
The Manitowoc Company, Inc. (L)	5,711	97,544
Titan International, Inc.	46,500	426,870
TriMas Corp. (I)	2,068	37,720
Trinity Industries, Inc.	13,109	353,812
Twin Disc, Inc.	443	6,198
Valmont Industries, Inc.	1,823	193,767
Wabash National Corp. (I)	2,988	36,543
Watts Water Technologies, Inc., Class A	11,044	605,763
Woodward, Inc.	9,545	435,252
Marine 0.1%
Golden Ocean Group, Ltd.	2,275	6,939
International Shipholding Corp.	569	3,437
Kirby Corp. (I)	2,313	163,136
Matson, Inc.	3,567	134,405
Professional services 1.2%
CBIZ, Inc. (I)	4,163	40,589
CDI Corp.	3,398	34,762
CEB, Inc.	8,826	632,118
CRA International, Inc. (I)	1,820	41,350
Exponent, Inc.	20,770	887,918
Franklin Covey Company (I)	2,133	35,685
FTI Consulting, Inc. (I)	2,655	105,828
GP Strategies Corp. (I)	978	23,971
Heidrick & Struggles International, Inc.	1,533	29,878
Hill International, Inc. (I)	4,471	17,526
Huron Consulting Group, Inc. (I)	1,440	104,242
ICF International, Inc. (I)	2,795	95,617
Kelly Services, Inc., Class A	5,734	82,856
Korn/Ferry International	3,605	122,822
Mistras Group, Inc. (I)	285	4,172
Navigant Consulting, Inc. (I)	2,981	47,070
On Assignment, Inc. (I)	3,213	115,604
RCM Technologies, Inc.	100	498
Resources Connection, Inc.	3,010	47,227

SEE NOTES TO FINANCIAL STATEMENTS33

	Shares	Value
Industrials (continued)
Professional services (continued)
RPX Corp. (I)	1,420	$19,553
TrueBlue, Inc. (I)	2,038	48,912
Volt Information Sciences, Inc. (I)	1,319	11,792
VSE Corp.	212	8,773
Road and rail 1.9%
AMERCO	1,176	440,483
ArcBest Corp.	2,185	63,103
Avis Budget Group, Inc. (I)	8,495	374,884
Celadon Group, Inc.	19,583	373,839
Con-Way, Inc.	4,091	144,003
Covenant Transportation Group, Inc., Class A (I)	1,250	29,488
Genesee & Wyoming, Inc., Class A (I)	196	13,402
Heartland Express, Inc.	17,963	363,571
Knight Transportation, Inc.	18,509	503,445
Landstar System, Inc.	6,396	423,415
Marten Transport, Ltd.	3,341	61,842
Old Dominion Freight Line, Inc. (I)	7,325	487,039
P.A.M. Transportation Services, Inc. (I)	1,049	40,523
Patriot Transportation Holding, Inc. (I)	22	481
Roadrunner Transportation Systems, Inc. (I)	903	19,577
Ryder Systems, Inc.	5,483	449,442
Saia, Inc. (I)	1,238	46,487
USA Truck, Inc. (I)	1,015	20,046
Werner Enterprises, Inc.	4,947	131,046
Trading companies and distributors 0.8%
Air Lease Corp.	7,257	233,458
Applied Industrial Technologies, Inc.	2,597	109,957
Beacon Roofing Supply, Inc. (I)	2,936	106,430
CAI International, Inc. (I)	3,300	43,428
GATX Corp.	8,684	430,466
Houston Wire & Cable Company	1,941	14,829
Kaman Corp.	1,616	62,749
Lawson Products, Inc. (I)	1,776	41,541
MRC Global, Inc. (I)	3,442	44,712
Rush Enterprises, Inc., Class A (I)	2,066	52,724
Rush Enterprises, Inc., Class B (I)	7,059	159,533
TAL International Group, Inc. (I)	2,869	52,589
Titan Machinery, Inc. (I)	2,247	26,133
United Rentals, Inc. (I)	1,095	75,916
Veritiv Corp. (I)	548	19,690
WESCO International, Inc. (I)	2,810	157,276
Willis Lease Finance Corp. (I)	281	4,707

34SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Transportation infrastructure 0.0%
Wesco Aircraft Holdings, Inc. (I)	1,351	$18,968
Information technology 16.5%		35,620,415
Communications equipment 1.7%
ADTRAN, Inc.	2,918	46,746
ARRIS Group, Inc. (I)	57,291	1,513,628
Aviat Networks, Inc. (I)	7,700	8,932
Bel Fuse, Inc., Class B	2,040	36,026
Black Box Corp.	1,623	24,994
Brocade Communications Systems, Inc.	55,700	593,205
Communications Systems, Inc.	1,201	10,665
Comtech Telecommunications Corp.	1,744	46,530
Digi International, Inc. (I)	2,751	28,170
EchoStar Corp., Class A (I)	3,914	174,564
Finisar Corp. (I)	21,880	337,608
Ixia (I)	112	1,733
NETGEAR, Inc. (I)	2,055	62,431
Oclaro, Inc. (I)(L)	4,713	12,819
Optical Cable Corp.	100	342
Plantronics, Inc.	956	50,821
Polycom, Inc. (I)	54,688	588,443
RELM Wireless Corp. (I)	877	4,017
TESSCO Technologies, Inc.	1,368	32,599
ViaSat, Inc. (I)	930	54,656
Viavi Solutions, Inc. (I)	1,670	8,968
Westell Technologies, Inc., Class A (I)	7,150	8,080
Electronic equipment, instruments and components 3.4%
ADDvantage Technologies Group, Inc. (I)	471	1,126
Anixter International, Inc. (I)	853	54,302
Arrow Electronics, Inc. (I)	10,983	614,169
Avnet, Inc.	11,725	497,140
AVX Corp.	11,811	154,252
Belden, Inc.	5,564	280,370
Benchmark Electronics, Inc. (I)	4,167	89,049
Checkpoint Systems, Inc.	3,869	31,262
Cognex Corp.	21,150	752,094
Coherent, Inc. (I)	1,475	85,993
CTS Corp.	3,537	66,672
Daktronics, Inc.	3,426	29,772
DTS, Inc. (I)	126	3,343
Electro Rent Corp.	3,795	40,455
Electro Scientific Industries, Inc.	2,403	11,150
Fabrinet (I)	607	12,067

SEE NOTES TO FINANCIAL STATEMENTS35

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
FEI Company	7,864	$593,575
Flextronics International, Ltd. (I)	8,575	90,123
IEC Electronics Corp. (I)	558	2,483
II-VI, Inc. (I)	2,439	41,195
Ingram Micro, Inc., Class A	11,036	298,634
Insight Enterprises, Inc. (I)	3,585	90,736
IntriCon Corp. (I)	80	552
Itron, Inc. (I)	1,375	41,250
Jabil Circuit, Inc.	13,872	268,423
Kemet Corp. (I)	5,859	12,070
Key Tronic Corp. (I)	1,300	13,520
Kimball Electronics, Inc. (I)	2,786	32,736
Knowles Corp. (I)	2,335	38,014
Littelfuse, Inc.	649	58,248
Mercury Systems, Inc. (I)	2,241	35,497
Multi-Fineline Electronix, Inc. (I)	2,133	34,064
Napco Security Technologies, Inc. (I)	868	5,191
Newport Corp. (I)	3,364	51,469
OSI Systems, Inc. (I)	1,130	82,535
PAR Technology Corp. (I)	1,700	7,650
Park Electrochemical Corp.	1,480	26,063
PC Connection, Inc.	4,089	86,155
PCM, Inc. (I)	2,932	28,675
Planar Systems, Inc. (I)	1,700	9,350
Plexus Corp. (I)	1,684	64,110
Radisys Corp. (I)	3,312	9,075
Richardson Electronics, Ltd.	1,362	8,472
Rofin-Sinar Technologies, Inc. (I)	1,400	35,658
Rogers Corp. (I)	1,608	89,501
Sanmina Corp. (I)	7,556	145,377
ScanSource, Inc. (I)	8,405	321,071
SYNNEX Corp.	5,165	409,016
Tech Data Corp. (I)	10,091	658,337
TTM Technologies, Inc. (I)	8,848	60,343
Vicon Industries, Inc.	102	143
Vishay Intertechnology, Inc.	81,847	808,648
Vishay Precision Group, Inc. (I)	1,509	16,886
Internet software and services 1.0%
Bankrate, Inc. (I)	3,774	37,212
Blucora, Inc. (I)	6,665	93,043
comScore, Inc. (I)	15,180	792,548
Dealertrack Technologies, Inc. (I)	780	48,953
DHI Group, Inc. (I)	5,605	43,719

36SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Internet software and services (continued)
Internap Corp. (I)	4,305	$34,311
IntraLinks Holdings, Inc. (I)	27,726	283,914
Limelight Networks, Inc. (I)	1,035	2,453
LogMeIn, Inc. (I)	9,445	588,801
Marchex, Inc., Class B	3,061	12,152
Monster Worldwide, Inc. (I)	4,505	32,751
RealNetworks, Inc. (I)	4,503	19,498
Reis, Inc.	300	7,470
RetailMeNot, Inc. (I)	113	1,017
SciQuest, Inc. (I)	9,961	109,372
TheStreet, Inc.	6,959	12,178
United Online, Inc. (I)	1,187	12,926
XO Group, Inc. (I)	3,587	52,550
IT services 3.6%
Acxiom Corp. (I)	6,543	137,141
CACI International, Inc., Class A (I)	7,696	603,520
Cardtronics, Inc. (I)	31,725	1,094,513
Ciber, Inc. (I)	13,088	44,761
Convergys Corp.	8,563	193,524
CoreLogic, Inc. (I)	3,436	130,396
CSG Systems International, Inc.	27,122	838,341
Datalink Corp. (I)	2,397	13,903
DST Systems, Inc.	6,805	696,968
EPAM Systems, Inc. (I)	11,276	796,198
Everi Holdings, Inc. (I)	1,470	7,600
ExlService Holdings, Inc. (I)	1,718	62,157
Forrester Research, Inc.	18,070	571,193
Global Payments, Inc.	3,300	367,587
Jack Henry & Associates, Inc.	6,444	437,934
Luxoft Holding, Inc. (I)	8,543	521,892
ManTech International Corp., Class A	2,132	58,395
ModusLink Global Solutions, Inc. (I)	5,824	18,346
MoneyGram International, Inc. (I)	31,600	276,184
Perficient, Inc. (I)	34,974	579,169
StarTek, Inc. (I)	2,139	7,786
Sykes Enterprises, Inc. (I)	2,752	69,213
TeleTech Holdings, Inc.	1,073	29,025
The Hackett Group, Inc.	9,407	132,545
Semiconductors and semiconductor equipment 2.9%
Advanced Energy Industries, Inc. (I)	3,654	88,683
Alpha & Omega Semiconductor, Ltd. (I)	999	7,642
Amkor Technology, Inc. (I)	15,066	81,356

SEE NOTES TO FINANCIAL STATEMENTS37

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Axcelis Technologies, Inc. (I)	3,500	$11,410
AXT, Inc. (I)	3,200	7,008
Brooks Automation, Inc.	6,288	65,269
Cabot Microelectronics Corp. (I)	8,822	382,698
Cascade Microtech, Inc. (I)	1,613	24,872
Cavium, Inc. (I)	6,670	453,693
Cirrus Logic, Inc. (I)	3,559	107,339
Cohu, Inc.	3,324	32,243
Cree, Inc. (I)(L)	2,271	61,817
Diodes, Inc. (I)	2,824	55,605
DSP Group, Inc. (I)	3,161	27,659
Entegris, Inc. (I)	40,852	560,898
Fairchild Semiconductor International, Inc. (I)	31,847	433,119
First Solar, Inc. (I)	7,238	346,266
FormFactor, Inc. (I)	1,700	11,305
GSI Technology, Inc. (I)	2,286	10,653
Integrated Silicon Solution, Inc.	3,214	70,612
Intersil Corp., Class A	29,034	306,018
IXYS Corp.	2,660	31,361
Kulicke & Soffa Industries, Inc. (I)	5,373	56,739
Lattice Semiconductor Corp. (I)	10,043	41,980
Marvell Technology Group, Ltd.	35,778	403,218
Microsemi Corp. (I)	19,104	606,743
MKS Instruments, Inc.	4,675	157,548
NeoPhotonics Corp. (I)	1,108	8,022
ON Semiconductor Corp. (I)	20,043	191,511
Pericom Semiconductor Corp.	5,042	61,412
Photronics, Inc. (I)	11,375	103,626
PMC-Sierra, Inc. (I)	12,080	75,983
Power Integrations, Inc.	12,120	475,710
Qorvo, Inc. (I)	837	46,462
Rudolph Technologies, Inc. (I)	3,096	39,505
Sigma Designs, Inc. (I)	4,474	44,069
Silicon Laboratories, Inc. (I)	2,016	87,656
Teradyne, Inc.	16,100	290,444
Tessera Technologies, Inc.	13,146	430,400
Ultra Clean Holdings, Inc. (I)	429	2,913
Software 3.1%
Aspen Technology, Inc. (I)	10,760	407,481
Blackbaud, Inc.	21,897	1,251,195
Bottomline Technologies, Inc. (I)	28,052	750,110
EnerNOC, Inc. (I)	1,705	15,925
Epiq Systems, Inc.	3,144	39,992

38SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Software (continued)
ePlus, Inc. (I)	1,390	$105,251
Interactive Intelligence Group, Inc. (I)	12,020	420,820
Mentor Graphics Corp.	163	4,212
MicroStrategy, Inc., Class A (I)	3,158	627,495
Progress Software Corp. (I)	2,818	76,340
Rovi Corp. (I)	66,621	737,494
Seachange International, Inc. (I)	4,794	28,956
SS&C Technologies Holdings, Inc.	14,896	1,009,055
Tyler Technologies, Inc. (I)	6,456	891,186
Verint Systems, Inc. (I)	7,494	399,655
Zynga, Inc., Class A (I)	11,010	27,855
Technology hardware, storage and peripherals 0.8%
Concurrent Computer Corp.	526	2,830
Cray, Inc. (I)	15,857	336,010
Electronics For Imaging, Inc. (I)	16,114	705,310
Hutchinson Technology, Inc. (I)	3,000	4,500
Imation Corp. (I)	4,479	13,840
Intevac, Inc. (I)	3,303	15,557
Lexmark International, Inc., Class A	5,274	158,115
QLogic Corp. (I)	3,715	38,413
Super Micro Computer, Inc. (I)	15,874	434,154
Materials 6.0%		12,943,914
Chemicals 2.3%
A. Schulman, Inc.	2,806	96,330
Airgas, Inc.	2,235	215,722
Albemarle Corp.	1,839	83,141
Axiall Corp.	5,946	150,196
Balchem Corp.	12,668	741,458
Cabot Corp.	4,242	143,677
Calgon Carbon Corp.	3,288	53,463
Chase Corp.	1,432	56,564
Chemtura Corp. (I)	6,121	166,491
Cytec Industries, Inc.	2,824	209,541
Flotek Industries, Inc. (I)	13,750	268,950
FutureFuel Corp.	1,746	17,600
Hawkins, Inc.	314	11,948
HB Fuller Company	3,415	123,760
Huntsman Corp.	10,047	166,077
Innophos Holdings, Inc.	1,265	60,809
Innospec, Inc.	1,282	62,946
Intrepid Potash, Inc. (I)	384	3,037
KMG Chemicals, Inc.	709	14,322

SEE NOTES TO FINANCIAL STATEMENTS39

	Shares	Value
Materials (continued)
Chemicals (continued)
Kraton Performance Polymers, Inc. (I)	34,605	$730,512
Kronos Worldwide, Inc.	198	1,467
LSB Industries, Inc. (I)	655	15,661
Minerals Technologies, Inc.	10,112	543,924
Olin Corp. (L)	6,768	135,089
OM Group, Inc.	2,945	98,658
OMNOVA Solutions, Inc. (I)	2,908	18,291
PolyOne Corp.	11,439	371,424
Sensient Technologies Corp.	7,203	469,275
Stepan Company	31	1,396
Trecora Resources (I)	745	9,625
Tredegar Corp.	854	12,374
Tronox, Ltd., Class A	4,271	34,382
Construction materials 0.2%
Eagle Materials, Inc.	5,178	423,716
United States Lime & Minerals, Inc.	169	8,322
Containers and packaging 1.3%
Bemis Company, Inc.	6,869	291,383
Graphic Packaging Holding Company	47,431	668,777
Greif, Inc., Class A	1,392	40,758
Myers Industries, Inc.	1,877	26,766
Owens-Illinois, Inc. (I)	67,110	1,399,244
Sonoco Products Company	6,439	253,181
WestRock Company	612	36,322
Metals and mining 1.3%
Alcoa, Inc.	2,581	24,390
Allegheny Technologies, Inc.	2,637	50,920
AM Castle & Company (I)	3,851	10,667
Ampco-Pittsburgh Corp.	913	11,248
Carpenter Technology Corp.	508	19,812
Century Aluminum Company (I)	4,950	27,720
Coeur Mining, Inc. (I)(L)	10,706	35,972
Commercial Metals Company	8,322	130,655
Friedman Industries, Inc.	1,405	8,458
Globe Specialty Metals, Inc.	2,577	35,408
Haynes International, Inc.	8,237	314,818
Hecla Mining Company	2,428	5,002
Kaiser Aluminum Corp.	1,755	146,683
Materion Corp.	1,743	53,963
Olympic Steel, Inc.	1,477	19,127
Reliance Steel & Aluminum Company	6,607	383,999
Schnitzer Steel Industries, Inc., Class A	1,338	23,161

40SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Steel Dynamics, Inc.	14,914	$290,525
SunCoke Energy, Inc.	4,139	47,516
Synalloy Corp.	380	3,709
TimkenSteel Corp.	882	15,761
United States Steel Corp. (L)	10,162	166,454
Universal Stainless & Alloy Products, Inc. (I)	1,778	23,096
Worthington Industries, Inc.	34,409	880,526
Paper and forest products 0.9%
Boise Cascade Company (I)	1,639	53,186
Clearwater Paper Corp. (I)	1,598	89,584
Domtar Corp.	19,956	802,431
KapStone Paper and Packaging Corp.	28,086	611,994
Mercer International, Inc.	6,255	71,620
Neenah Paper, Inc.	3,100	178,932
PH Glatfelter Company	3,797	68,574
Resolute Forest Products, Inc. (I)	4,257	42,953
Schweitzer-Mauduit International, Inc.	1,655	58,471
Telecommunication services 0.7%		1,564,875
Diversified telecommunication services 0.5%
Atlantic Tele-Network, Inc.	749	53,516
Frontier Communications Corp.	69,322	351,463
General Communication, Inc., Class A (I)	4,737	79,818
Hawaiian Telcom Holdco, Inc. (I)	53	1,167
Iridium Communications, Inc. (I)(L)	57,161	425,849
Lumos Networks Corp.	879	10,319
Premiere Global Services, Inc. (I)	5,324	57,393
Vonage Holdings Corp. (I)	9,287	51,543
Windstream Holdings, Inc. (I)(L)	2,254	16,206
Wireless telecommunication services 0.2%
Boingo Wireless, Inc. (I)	1,938	14,632
Leap Wireless International, Inc. (I)	3,505	8,833
Shenandoah Telecommunications Company	2,436	94,249
Spok Holdings, Inc.	3,600	59,436
Telephone & Data Systems, Inc.	9,751	277,318
United States Cellular Corp. (I)	1,710	63,133
Utilities 0.4%		877,369
Gas utilities 0.3%
UGI Corp.	18,978	646,770
Independent power and renewable electricity producers 0.1%
Calpine Corp. (I)	2,119	33,777
NRG Energy, Inc.	5,015	99,899

SEE NOTES TO FINANCIAL STATEMENTS41

			Shares	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Ormat Technologies, Inc.			2,376	$83,635
Water utilities 0.0%
Consolidated Water Company, Ltd.			1,250	13,288
Investment companies 0.1%				$131,180
(Cost $129,869)
Financials 0.1%				131,180
iShares Russell 2000 Value Index Fund			1,400	131,180
	Yield (%)		Shares	Value
Securities lending collateral 1.9%				$4,234,419
(Cost $4,234,387)
John Hancock Collateral Trust (W)	0.1436(Y	)	423,226	4,234,419
Short-term investments 1.3%				$2,844,252
(Cost $2,844,252)
Money market funds 1.3%				2,844,252
State Street Institutional Liquid Reserves Fund	0.1239(Y	)	975,887	975,887
State Street Institutional Treasury Money Market Fund	0.0000(Y	)	1,840,559	1,840,559
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	27,806	27,806
Total investments (Cost $194,143,500)† 102.1%				$220,521,124
Other assets and liabilities, net (2.1%)				($4,622,947)
Total net assets 100.0%				$215,898,177

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 8-31-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $195,798,579. Net unrealized appreciation aggregated $24,722,545, of which $43,904,699 related to appreciated investment securities and $19,182,154 related to depreciated investment securities.

42SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments in unaffiliated issuers, at value (Cost $189,909,113) including $4,148,224 of securities loaned	$216,286,705
Investments in affiliated issuers, at value (Cost $4,234,387)	4,234,419
Total investments, at value (Cost $194,143,500)	220,521,124
Receivable for investments sold	761,621
Receivable for fund shares sold	5,947
Dividends and interest receivable	152,356
Receivable for securities lending income	4,936
Other receivables and prepaid expenses	145,522
Total assets	221,591,506
Liabilities
Payable for investments purchased	1,262,400
Payable for fund shares repurchased	88,347
Payable upon return of securities loaned	4,239,153
Payable to affiliates
Accounting and legal services fees	2,123
Other liabilities and accrued expenses	101,306
Total liabilities	5,693,329
Net assets	$215,898,177
Net assets consist of
Paid-in capital	$173,313,837
Undistributed net investment income	368,515
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	15,838,201
Net unrealized appreciation (depreciation) on investments	26,377,624
Net assets	$215,898,177

SEE NOTES TO FINANCIAL STATEMENTS43

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($129,059 ÷ 5,075 shares)[1]	$25.43
Class C ($99,731 ÷ 3,928 shares)[1]	$25.39
Class I ($94,034 ÷ 3,694.13 shares)	$25.45
Class R1 ($93,909 ÷ 3,694 shares)	$25.42
Class R2 ($93,971 ÷ 3,694 shares)	$25.44
Class R3 ($93,909 ÷ 3,694 shares)	$25.42
Class R4 ($93,997 ÷ 3,694.20 shares)	$25.44
Class R5 ($94,043 ÷ 3,694 shares)	$25.46
Class R6 ($94,037 ÷ 3,694 shares)	$25.46
Class 1 ($62,161,656 ÷ 2,429,090 shares)	$25.59
Class NAV ($152,849,831 ÷ 6,005,372 shares)	$25.45
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$26.77

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

44SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the year ended 8-31-15

Investment income
Dividends	$2,948,200
Securities lending	90,325
Interest	1,696
Less foreign taxes withheld	(4,804)
Total investment income	3,035,417
Expenses
Investment management fees	2,224,636
Distribution and service fees	35,120
Accounting and legal services fees	27,130
Transfer agent fees	129
Trustees' fees	2,911
Printing and postage	864
Professional fees	142,842
Custodian fees	35,872
Registration and filing fees	63,584
Other	11,668
Total expenses	2,544,756
Less expense reductions	(186,240)
Net expenses	2,358,516
Net investment income	676,901
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	32,642,748
Investments in affiliated issuers	1,254
Futures contracts	(68,810)
32,575,192
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(37,818,239)
Investments in affiliated issuers	(2,490)
(37,820,729)
Net realized and unrealized loss	(5,245,537)
Decrease in net assets from operations	($4,568,636)

SEE NOTES TO FINANCIAL STATEMENTS45

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income	$676,901	$65,467
Net realized gain	32,575,192	25,701,644
Change in net unrealized appreciation (depreciation)	(37,820,729)	7,491,084
Increase (decrease) in net assets resulting from operations	(4,568,636)	33,258,195
Distributions to shareholders
From net investment income
Class 1	(60,302)	(139,637)
Class NAV	(229,745)	(271,394)
From net realized gain
Class 1	(10,377,409)	(6,942,750)
Class NAV	(25,366,632)	(10,855,359)
Total distributions	(36,034,088)	(18,209,140)
From fund share transactions	42,083,936	17,907,988
Total increase	1,481,212	32,957,043
Net assets
Beginning of year	214,416,965	181,459,922
End of year	$215,898,177	$214,416,965
Undistributed (distributions in excess of) net investment income	$368,515	($18,899)

46SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$27.07
Net investment loss[2]	(0.01)
Net realized and unrealized loss on investments	(1.63)
Total from investment operations	(1.64)
Net asset value, end of period	$25.43
Total return (%)[3,4]	(6.06	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62	[7]
Expenses including reductions	1.44	[7]
Net investment loss	(0.12	) [7]
Portfolio turnover (%)	78	[8]

1	The inception date for Class A shares is 5-27-15.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15

SEE NOTES TO FINANCIAL STATEMENTS47

Class C Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$27.07
Net investment loss[2]	(0.06)
Net realized and unrealized loss on investments	(1.62)
Total from investment operations	(1.68)
Net asset value, end of period	$25.39
Total return (%)[3,4]	(6.21	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.31	[7]
Expenses including reductions	2.14	[7]
Net investment loss	(0.83	) [7]
Portfolio turnover (%)	78	[8]

1	The inception date for Class C shares is 5-27-15.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

48SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$27.07
Net investment income[2]	0.01
Net realized and unrealized loss on investments	(1.63)
Total from investment operations	(1.62)
Net asset value, end of period	$25.45
Total return (%)[3]	(5.98	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	[6]
Expenses including reductions	1.13	[6]
Net investment income	0.18	[6]
Portfolio turnover (%)	78	[7]

1	The inception date for Class I shares is 5-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS49

Class R1 Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$27.07
Net investment loss[2]	(0.02)
Net realized and unrealized loss on investments	(1.63)
Total from investment operations	(1.65)
Net asset value, end of period	$25.42
Total return (%)[3]	(6.10	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	[6]
Expenses including reductions	1.63	[6]
Net investment loss	(0.32	) [6]
Portfolio turnover (%)	78	[7]

1	The inception date for Class R1 shares is 5-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

50SEE NOTES TO FINANCIAL STATEMENTS

Class R2 Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$27.07
Net investment loss[2]	(0.01)
Net realized and unrealized loss on investments	(1.62)
Total from investment operations	(1.63)
Net asset value, end of period	$25.44
Total return (%)[3]	(6.02	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	[6]
Expenses including reductions	1.38	[6]
Net investment loss	(0.07	) [6]
Portfolio turnover (%)	78	[7]

1	The inception date for Class R2 shares is 5-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS51

Class R3 Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$27.07
Net investment loss[2]	(0.02)
Net realized and unrealized loss on investments	(1.63)
Total from investment operations	(1.65)
Net asset value, end of period	$25.42
Total return (%)[3]	(6.10	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	[6]
Expenses including reductions	1.63	[6]
Net investment loss	(0.32	) [6]
Portfolio turnover (%)	78	[7]

1	The inception date for Class R3 shares is 5-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

52SEE NOTES TO FINANCIAL STATEMENTS

Class R4 Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$27.07
Net investment income[2]	—	[3]
Net realized and unrealized loss on investments	(1.63)
Total from investment operations	(1.63)
Net asset value, end of period	$25.44
Total return (%)[4]	(6.02	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	[7]
Expenses including reductions	1.28	[7]
Net investment income	0.03	[7]
Portfolio turnover (%)	78	[8]

1	The inception date for Class R4 shares is 5-27-15.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS53

Class R5 Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$27.07
Net investment income[2]	0.02
Net realized and unrealized loss on investments	(1.63)
Total from investment operations	(1.61)
Net asset value, end of period	$25.46
Total return (%)[3]	(5.95	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	[6]
Expenses including reductions	1.09	[6]
Net investment income	0.22	[6]
Portfolio turnover (%)	78	[7]

1	The inception date for Class R5 shares is 5-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

54SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$27.07
Net investment income[2]	0.01
Net realized and unrealized loss on investments	(1.62)
Total from investment operations	(1.61)
Net asset value, end of period	$25.46
Total return (%)[3]	(5.95	) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	[6]
Expenses including reductions	1.11	[6]
Net investment income	0.19	[6]
Portfolio turnover (%)	78	[7]

1	The inception date for Class R6 shares is 5-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS55

Class 1 Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$30.84	$28.54	$22.72	$20.02	$16.16
Net investment income[1]	0.07	— [2]	0.11	0.02	0.02
Net realized and unrealized gain (loss) on investments	(0.67)	5.25	6.22	2.73	3.84
Total from investment operations	(0.60)	5.25	6.33	2.75	3.86
Less distributions
From net investment income	(0.03)	(0.06)	(0.12)	(0.05)	—
From net realized gain	(4.62)	(2.89)	(0.39)	—	—
Total distributions	(4.65)	(2.95)	(0.51)	(0.05)	—
Net asset value, end of period	$25.59	$30.84	$28.54	$22.72	$20.02
Total return (%)[3]	(2.44)	18.66	28.31	13.76	23.89
Ratios and supplemental data
Net assets, end of period (in millions)	$62	$75	$68	$54	$58
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.12	1.11	1.12	1.11
Expenses including reductions	1.05	1.03	1.02	1.03	1.02
Net investment income	0.25	— [4]	0.41	0.11	0.10
Portfolio turnover (%)	78	30	22	30	34

1	Based on average daily shares outstanding.
2	Less than $0.005 per share.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Less than 0.005%.

56SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$30.70	$28.42	$22.63	$19.94	$16.09
Net investment income[1]	0.09	0.02	0.13	0.03	0.03
Net realized and unrealized gain (loss) on investments	(0.68)	5.23	6.18	2.72	3.82
Total from investment operations	(0.59)	5.25	6.31	2.75	3.85
Less distributions
From net investment income	(0.04)	(0.08)	(0.13)	(0.06)	—
From net realized gain	(4.62)	(2.89)	(0.39)	—	—
Total distributions	(4.66)	(2.97)	(0.52)	(0.06)	—
Net asset value, end of period	$25.45	$30.70	$28.42	$22.63	$19.94
Total return (%)[2]	(2.39)	18.72	28.35	13.82	23.93
Ratios and supplemental data
Net assets, end of period (in millions)	$153	$139	$113	$101	$94
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.07	1.06	1.07	1.06
Expenses including reductions	1.00	0.98	0.97	0.98	0.97
Net investment income	0.31	0.05	0.49	0.16	0.16
Portfolio turnover (%)	78	30	22	30	34

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS57

Notes to financial statements

Note 1 — Organization

John Hancock New Opportunities Fund, formerly John Hancock Small Cap Opportunities Fund, (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of assets and liabilities. Class A and Class C are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fee for each class may differ.

Effective June 1, 2015, John Hancock Small Cap Opportunities Fund changed its name to John Hancock New Opportunities Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

58

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$30,837,537	$30,837,537	—	—
Consumer staples	6,332,692	6,332,692	—	—
Energy	11,087,351	11,087,351	—	—
Financials	52,614,160	52,614,159	—	1
Health care	23,647,297	23,641,675	—	$5,622
Industrials	37,785,663	37,785,663	—	—
Information technology	35,620,415	35,620,415	—	—
Materials	12,943,914	12,943,914	—	—
Telecommunication services	1,564,875	1,556,042	—	8,833
Utilities	877,369	877,369	—	—
Investment companies	131,180	131,180	—	—
Securities lending collateral	4,234,419	4,234,419	—	—
Short-term investments	2,844,252	2,844,252	—	—
Total investments in securities	$220,521,124	$220,506,668	—	$14,456

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

59

Obligations to repay collateral received by the fund are shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, during the year ended August 31, 2015, the fund and other affiliated funds had an agreement with Citibank, N.A. that enabled them to participate in a $300 million unsecured committed line of credit. Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2015 were $579. For the year ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

The tax character of distributions for the years ended August 31, 2015 and 2014 was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$1,134,087	$1,180,090
Long-term capital gains	34,900,001	17,029,050
Total	$36,034,088	$18,209,140

60

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis consisted of $2,184,571 of undistributed ordinary income and $15,677,224 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2015, the fund used futures contracts to equitize cash to accommodate significant cash flow transactions. The fund held futures contracts with notional values ranging up to $22.5 million as measured at each quarter end. There were no open futures contracts as of August 31, 2015.

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Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	($68,810)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, on an annual basis, equal to the sum of: (a) 1.000% of the first $500 million of the fund's aggregate daily net assets; (b) 0.950% of the next $500 million of the fund's aggregate daily net assets; (c) 0.900% of the next 1 billion of the fund's aggregate daily nets assets; and (d) 0.85% of the fund's aggregate daily net assets in excess of $2 billion. Aggregate net assets include the net assets of the fund and John Hancock Small Cap Opportunities Trust of the John Hancock Variable Insurance Trust (JHVIT). JHVIT funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Distributors, LLC. The Advisor has subadvisory agreements with Brandywine Global Investment Management, LLC; Dimensional Fund Advisors LP; GW&K Investment Management; and Invesco Advisers, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse operating expenses for each share class of the fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.44%, 2.14%, 1.13%, 1.79%, 1.54%, 1.69%, 1.29% and 1.09% of average annual net assets for Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively. These expense limitations expire on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses and blue-sky fees and printing and postage fees for Class R6 shares to the extent they exceed 0.00% of average annual net assets attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

62

The Advisor contractually agreed to waive its management fee so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average annual net assets of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) Rule 12b-1 fees, (g) transfer agent fees and service fees, (h) acquired fund fees, and (i) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

For the year ended August 31, 2015, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$63	Class R4	$21
Class C	46	Class R5	31
Class I	46	Class R6	24
Class R1	21	Class NAV	130,872
Class R2	21	Class 1	55,048
Class R3	21	Total	$186,214

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 0.88% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%
Class R2	0.25%	0.25%	Class 1	0.05%	—

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares to limit the Rule 12b-1 fees on Class R4 to 0.15% of the average daily net assets of Class R4 shares, until at least December 31, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $26 for Class R4 shares for year ended August 31, 2015.

63

Sales charges. Class A shares are assessed up-front sales charges. During the period August 31, 2015, there were no up-front sales charges for Class A shares.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended August 31, 2015, there were no CDSCs received by the Distributor for Class A or Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$104	$43
Class C	261	33
Class I	—	29
Class R1	131	4
Class R2	65	4
Class R3	131	4
Class R4	65	4
Class R5	—	4
Class R6	—	4
Class 1	34,363	—
Total	$35,120	$129

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	8,076	$218,419	—	—
Repurchased	(3,001)	(80,087)	—	—
Net increase	5,075	$138,332	—	—

64

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class C shares[1]
Sold	3,928	$105,946	—	—
Net increase	3,928	$105,946	—	—
Class I shares[1]
Sold	3,694.13	$100,000	—	—
Net increase	3,694.13	$100,000	—	—
Class R1 shares[1]
Sold	3,694	$100,000	—	—
Net increase	3,694	$100,000	—	—
Class R2 shares[1]
Sold	3,694	$100,000	—	—
Net increase	3,694	$100,000	—	—
Class R3 shares[1]
Sold	3,694	$100,000	—	—
Net increase	3,694	$100,000	—	—
Class R4 shares[1]
Sold	3,694.20	$100,000	—	—
Net increase	3,694.20	$100,000	—	—
Class R5 shares[1]
Sold	3,694	$100,000	—	—
Net increase	3,694	$100,000	—	—
Class R6 shares[1]
Sold	3,694	$100,000	—	—
Net increase	3,694	$100,000	—	—
Class 1 shares
Sold	155,635	$4,243,168	333,655	$10,145,617
Distributions reinvested	394,471	10,437,711	235,217	7,082,387
Repurchased	(562,044)	(15,884,893)	(522,470)	(15,797,966)
Net increase (decrease)	(11,938)	($1,204,014)	46,402	$1,430,038
Class NAV shares
Sold	4,065,247	$121,822,862	563,277	$17,099,196
Distributions reinvested	973,246	25,596,377	371,263	11,126,753
Repurchased	(3,564,228)	(105,075,567)	(383,169)	(11,747,999)
Net increase	1,474,265	$42,343,672	551,371	$16,477,950
Total net increase	1,497,188.33	$42,083,936	597,773	$17,907,988

1 The inception date for Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares is 5-27-15.

Affiliates of the fund owned shares of beneficial interest of the following classes on August 31, 2015.

Class	% by Class	Class	% by Class
Class A	73%	Class R3	100%
Class C	100%	Class R4	100%
Class I	100%	Class R5	100%
Class R1	100%	Class R6	100%
Class R2	100%	Class NAV	100%

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Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $190,497,556 and $177,324,237, respectively, for the year ended August 31, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 70.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock II Lifestyle Growth Portfolio	31.3%
John Hancock II Lifestyle Balanced Portfolio	24.5%
John Hancock II Lifestyle Aggressive Portfolio	15.0%

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AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock New Opportunities:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock New Opportunities (formerly, John Hancock Small Cap Opportunities Fund) (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers and transfer agent and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $34,900,001 in capital gain dividends.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreements (the Subadvisory Agreements) with Brandywine Global Investment Management, LLC, Dimensional Fund Advisors LP, Gannett Welsh & Kotler, LLC and Invesco Advisers, Inc. (the Subadvisors) for John Hancock New Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisors, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisors, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from each Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by each Subadvisor, and is also responsible for monitoring and reviewing the activities of each Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2014 and outperformed its benchmark index for the five-year period ended December 31, 2014. The Board also noted that

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the fund underperformed the average for the one-year period ended December 31, 2014 and outperformed the average for the three- and five-year periods ended December 31, 2014. The Board took into account management's discussion of the factors that contributed to the fund's one-year performance. The Board noted the fund's favorable performance relative to the benchmark index for the five-year period and to the peer group for the three- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of the fund's peer group average over the longer-term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm's length with respect to each Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisors' services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;

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(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to the Subadvisors' business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisors.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to each Subadvisor's compensation program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor's compliance program and any disciplinary history. The Board also considered each Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular,

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periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with each Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreements with the Subadvisors, which are not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisors from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisors) of any material relationships with respect to the Subadvisors, which include arrangements in which the Subadvisors or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and its affiliates may receive from the Subadvisors' relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund and compared them to fees charged by each Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisors performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor's focus on the Subadvisors' performance. The Board also noted the Subadvisors' long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1)	the Subadvisors have extensive experience and demonstrated skills as managers;

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(2)	the performance has generally been in line with or outperformed the historical performance of the fund's peer group average over the longer-term;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).
Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).
Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).
Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).
Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.
Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).
Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since
Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Brandywine Global Investment Management, LLC
Dimensional Fund Advisors LP
Gannett Welsh & Kotler, LLC
Invesco Advisers, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

79

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250816	452A 8/15 10/15

John Hancock

Spectrum Income Fund

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Spectrum Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
93	Financial statements
97	Financial highlights
100	Notes to financial statements
120	Auditor's report
121	Tax information
122	Continuation of investment advisory and subadvisory agreements
128	Trustees and Officers
132	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income with moderate share price fluctuation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The Barclays U.S. Aggregate Bond index is an unmanaged index that includes dollar-denominated, nonconvertible investment grade issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 3-27-15. The returns prior to this date are that of Class NAV shares, which have lower expenses. Had the returns reflected Class A expenses, returns would be lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The global financial markets produced mixed results

While U.S. stock and investment-grade bond indexes generated small gains during the 12-month period, international equity and high-yield bond indexes closed with negative returns.

The fund underperformed its benchmark

The fund's investments in the high-yield (non-investment-grade) space detracted from relative performance versus the benchmark, the Barclays U.S. Aggregate Bond Index.

Emerging-market bond exposure hurt performance

The fund's positions in emerging-market bonds and dividend-paying equities also underperformed for the period.

PORTFOLIO COMPOSITION AS OF 8/31/15 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit-rate risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market's perception of issuer creditworthiness. Loan participations and assignments involve additional risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, extended settlement risk, and the risks of being a lender. Investments in higher-yielding, lower-rated securities include a higher risk of default.Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Hedging, derivatives, and other strategic transactions may increase volatility and result in losses if not successful. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Charles M. Shriver, CFA,
T. Rowe Price Associates, Inc.

Charles M. Shriver, CFA
Portfolio Manager
T. Rowe Price

How would you characterize the environment for the financial markets during the past 12 months?

U.S. equities produced mixed returns during the past year. On the positive side, stocks were supported by a favorable backdrop of solid economic and employment data, positive corporate earnings growth, increased merger activity, and aggressive stimulus measures by central banks in Europe and Asia. Later in the period, however, the market faced a series of challenges that weighed on investor sentiment. Concerns about Greece's debt crisis, uncertainty regarding U.S. Federal Reserve (Fed) policy, and anxiety about the health of China's economy led to increased volatility and weaker performance from May onward, depressing performance for the full period.

The S&P 500 Index, while closing the period with only a small gain, nonetheless outperformed both developed- and emerging-market indexes. A key reason for this disparity was the strength in the U.S. dollar versus most foreign currencies, which reduced the returns of non-U.S. equities for dollar-based investors.

The domestic bond market generated modest returns during the past year, as inflation remained low and the Fed refrained from raising short-term interest rates at its September meeting. While long-term U.S. Treasuries and municipal and agency mortgage-backed securities advanced, corporate bonds lagged amid heavy new issuance. High-yield bonds posted losses as falling energy and commodity prices pressured performance for the many issuers whose credit outlook is linked to commodities. International bonds experienced significant underperformance in the environment of U.S. dollar strength, while U.S. dollar-denominated emerging-market bonds produced modest gains.

What factors helped and hurt fund performance?

The fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, during the 12-month period, due largely to its weightings in asset classes intended to help augment portfolio diversification. Most notably, the fund's positions in high-yield bonds, emerging-market bonds, and dividend-paying equities all underperformed for the period. The fund was also hurt by its positions

4

"The fund underperformed its benchmark...during the 12-month period, due largely to its weightings in asset classes intended to help augment portfolio diversification."
in bonds denominated in foreign currencies and security selection within its portfolio of dividend-paying equities.

On the positive side, we added value through select positions in the high-yield (non-investment grade) sector. The fund's portfolio of investment-grade bonds, which includes U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed securities, also produced a positive return. Both of these factors helped offset the volatility in other asset classes. Throughout the period, the fund used derivatives (typically swaps) for the purpose of managing both currency exposure and duration (interest-rate sensitivity). In total, these instruments had a small positive impact on performance.

How was the fund positioned at the end of the period?

Given our expectation for muted returns in the investment-grade bond market, we have sought to

QUALITY COMPOSITION AS OF 8/31/15 (%)

5

"Given our expectation for muted returns in the investment-grade bond market, we have sought to add diversifying assets to the portfolio."
add diversifying assets to the portfolio. One such area is high-yield bonds, which not only offer above-average income, but also a lower degree of interest-rate sensitivity—a potential positive if rates begin to rise. We believe high-yield bonds remain attractive relative to other sectors in the low-yield environment, particularly given the prospects for gradually improving economic conditions. Many high-yield issuers have improved their liquidity profiles by extending maturities and refinancing to lower-coupon debt. Additionally, continued strength in merger and acquisition activity could be supportive for select issuers. While default rates may trend higher within the energy sector, we expect that overall default rates will remain low relative to historical levels.
The fund maintained a position in emerging-market bonds, but we are cautious on the asset class overall. Economic growth expectations are muted, and the strong U.S. dollar remains a potential headwind for both economic growth and market performance. At the same time, emerging-market bond yields have risen to more attractive levels, and many emerging-market currencies appear notably undervalued. In addition, considerable disparity exists among emerging-market countries with regard to their fiscal positions, specific individual challenges, and progress toward reforms, with the potential for lower commodity prices to further the divide. We believe this indicates the potential for continued opportunities among specific issuers even if the broader asset class continues to face headwinds.

TOP 10 ISSUERS AS OF 8/31/15 (%)

Government National Mortgage Association	11.6
U.S. Treasury	7.7
Federal National Mortgage Association	3.5
Government of Mexico	1.6
Government of Japan	1.4
Federal Home Loan Mortgage Corp.	1.3
Federative Republic of Brazil	1.2
Republic of Italy	1.1
Republic of Indonesia	0.8
Republic of Turkey	0.6
TOTAL	30.8
As a percentage of net assets.
Cash and cash equivalents are not included.

6

We made a gradual increase to the fund's position in bonds denominated in foreign currencies. While continued monetary stimulus measures by the European Central Bank and Bank of Japan could weigh on their currencies relative to the dollar, we expect that any further dollar appreciation will be less dramatic.

The fund also maintained an allocation to dividend-paying stocks. Increased volatility and a broad market correction have caused equity valuations to decline from their spring highs, but valuations are still above historical averages due in part to the slowdown in earnings growth. Nevertheless, corporate balance sheets and profit margins remain solid across most sectors, and improving economic growth should be supportive. We continued to favor U.S. stocks over international equities, and we emphasized large caps over small-cap stocks on the basis of their more attractive relative valuations.

We held a low weighting in commodity-related assets on the belief that the prospects for muted global economic growth are likely to continue pressuring the prices of energy and raw materials. Additionally, we believe real assets are vulnerable to the potential for rising real interest rates (a widening gap between interest rates and the pace of inflation).

Overall, we believe that expectations for modest global growth, coupled with diminishing Fed stimulus and geopolitical uncertainty, underscore the potential value of the fund's broadly diversified portfolio.

MANAGED BY

Charles M. Shriver, CFA On the fund since 2011 Investing since 1991

The views expressed in this report are exclusively those of Charles M. Shriver, CFA, T. Rowe Price, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	5-year	Since inception[1]	as of 8-31-15	as of 8-31-15
Class A3	-7.20	3.72	5.00	20.05	61.79	2.76	2.65
Class C3	-4.53	4.51	5.41	24.68	68.07	2.13	2.09
Class NAV[4]	-3.05	4.63	5.47	25.41	69.06	3.23	3.20
Index†	1.55	2.98	4.73	15.81	57.60	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A*	Class C*	Class NAV
Gross (%)	1.22	1.92	0.79
Net (%)	1.13	1.88	0.79

*	Expenses have been estimated for the fund's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Barclays U.S. Aggregate Bond index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Spectrum Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3,5	10-29-05	16,807	16,807	15,760
Class NAV[4]	10-29-05	16,906	16,906	15,760

The Barclays U.S. Aggregate Bond index is an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 10-29-05.
3	Class A and Class C shares were first offered on 3-27-15. The returns prior to this date are that of Class NAV shares, which have lower expenses. Had the returns reflected Class A and Class C expenses, returns would be lower.
4	For certain types of investors as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A2	$1,000.00	$970.90	$4.75	1.12%
Class C2	1,000.00	967.90	7.91	1.87%
Class NAV	1,000.00	973.60	3.73	0.75%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.60	$5.70	1.12%
Class C	1,000.00	1,015.80	9.50	1.87%
Class NAV	1,000.00	1,021.40	3.82	0.75%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
2	The inception date for Class A and Class C shares is 3-27-15. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the period).

11

Fund's investments

As of 8-31-15
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 23.4%				$211,125,171
(Cost $210,075,024)
U.S. Government 7.7%				69,235,901
U.S. Treasury
Bond	2.500	02-15-45	585,000	529,806
Bond	2.750	08-15-42	315,000	302,187
Bond	2.750	11-15-42	1,995,000	1,910,941
Bond	2.875	08-15-45	2,325,000	2,287,763
Bond	3.000	05-15-42	2,175,000	2,194,710
Bond	3.000	11-15-44	2,975,000	2,989,682
Bond	3.000	05-15-45	4,570,000	4,602,368
Bond	3.125	02-15-43	3,595,000	3,702,476
Bond	3.125	08-15-44	160,000	164,783
Bond	3.375	05-15-44	1,690,000	1,824,583
Bond	3.500	02-15-39	690,000	765,451
Bond	3.625	08-15-43	1,365,000	1,544,440
Bond	3.625	02-15-44	1,335,000	1,509,419
Bond	4.375	05-15-41	1,525,000	1,936,373
Bond	4.625	02-15-40	25,000	32,678
Bond	5.375	02-15-31	905,000	1,233,063
Bond	6.125	11-15-27	300,000	419,828
Bond	6.125	08-15-29	340,000	485,757
Note	0.500	07-31-17	865,000	861,092
Note	0.875	11-15-17	495,000	495,219
Note	0.875	07-15-18	180,000	179,109
Note	1.000	12-15-17	50,000	50,137
Note	1.250	10-31-18	6,355,000	6,373,951
Note	1.250	01-31-20	185,000	183,222
Note	1.500	05-31-19	3,665,000	3,687,525
Note	1.500	11-30-19	90,000	90,216
Note	1.750	05-15-23	365,000	356,816
Note	2.000	02-15-22	175,000	176,308
Note	2.000	02-15-25	155,000	152,110
Note	2.250	11-15-24	180,000	180,717
Note	2.500	05-15-24	195,000	200,388
Note	2.625	08-15-20	280,000	293,646
Note	3.125	05-15-19	135,000	143,803
Note	3.125	05-15-21	260,000	279,148
Note	3.625	02-15-20	245,000	267,407
Note	3.750	11-15-18	85,000	91,978
Strip	1.755	05-15-21	540,000	485,129
Treasury Inflation Protected Security	0.125	04-15-16	2,496,554	2,472,824

12SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Treasury Inflation Protected Security	0.125	04-15-17	2,873,254	$2,862,480
Treasury Inflation Protected Security	0.125	04-15-18	6,274,410	6,266,078
Treasury Inflation Protected Security	0.125	04-15-19	4,675,672	4,663,922
Treasury Inflation Protected Security	0.125	04-15-20	596,068	593,290
Treasury Inflation Protected Security	0.125	01-15-22	15,814	15,447
Treasury Inflation Protected Security	0.125	07-15-22	321,659	314,187
Treasury Inflation Protected Security	0.125	07-15-24	628,069	602,529
Treasury Inflation Protected Security	0.250	01-15-25	352,597	339,668
Treasury Inflation Protected Security	0.625	07-15-21	338,819	344,012
Treasury Inflation Protected Security	0.625	01-15-24	2,873,590	2,876,208
Treasury Inflation Protected Security	0.625	02-15-43	249,082	216,886
Treasury Inflation Protected Security	0.750	02-15-45	106,395	95,475
Treasury Inflation Protected Security	1.250	07-15-20	1,575,533	1,659,151
Treasury Inflation Protected Security	1.375	07-15-18	940,551	978,822
Treasury Inflation Protected Security	1.375	02-15-44	122,858	128,777
Treasury Inflation Protected Security	1.625	01-15-18	1,108,673	1,149,368
Treasury Inflation Protected Security	2.125	01-15-19	277,843	296,810
Treasury Inflation Protected Security	2.500	01-15-29	311,184	375,738
U.S. Government Agency 15.7%				141,889,270
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	05-01-28	595,115	608,691
15 Yr Pass Thru	4.000	01-01-25	45,456	48,349
15 Yr Pass Thru	4.000	05-01-26	118,432	126,412
15 Yr Pass Thru	4.500	11-01-18	14,674	15,246
15 Yr Pass Thru	4.500	01-01-19	12,400	12,883
15 Yr Pass Thru	4.500	05-01-19	13,219	13,770
15 Yr Pass Thru	4.500	12-01-26	247,472	262,978
15 Yr Pass Thru	5.000	10-01-18	15,055	15,725
15 Yr Pass Thru	5.000	11-01-18	18,811	19,668
15 Yr Pass Thru	5.000	12-01-23	115,398	124,872
15 Yr Pass Thru	5.000	07-01-25	25,172	26,292
15 Yr Pass Thru	5.500	03-01-18	6,681	6,967
15 Yr Pass Thru	5.500	11-01-18	10,051	10,580
15 Yr Pass Thru	5.500	01-01-21	75,268	81,144
15 Yr Pass Thru	5.500	11-01-21	12,143	12,782
15 Yr Pass Thru	6.000	04-01-17	1,125	1,160
15 Yr Pass Thru	6.000	05-01-17	1,960	2,027
15 Yr Pass Thru	6.000	07-01-17	750	778
15 Yr Pass Thru	6.000	07-01-21	6,188	6,742
15 Yr Pass Thru	6.000	08-01-21	7,515	8,209
15 Yr Pass Thru	6.000	10-01-21	26,599	29,024
15 Yr Pass Thru	6.000	11-01-21	3,422	3,758
15 Yr Pass Thru	6.000	08-01-22	1,792	1,960

SEE NOTES TO FINANCIAL STATEMENTS13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	6.500	05-01-17	1,063	$1,103
15 Yr Pass Thru	6.500	06-01-17	1,383	1,435
15 Yr Pass Thru	6.500	07-01-17	2,283	2,373
15 Yr Pass Thru	6.500	08-01-17	770	799
30 Yr Pass Thru (P)	2.091	09-01-35	17,041	18,007
30 Yr Pass Thru (P)	2.245	01-01-36	1,142	1,214
30 Yr Pass Thru (P)	2.282	06-01-38	30,015	31,812
30 Yr Pass Thru (P)	2.285	09-01-32	884	939
30 Yr Pass Thru (P)	2.294	03-01-36	10,381	11,053
30 Yr Pass Thru (P)	2.357	01-01-37	6,514	6,951
30 Yr Pass Thru (P)	2.358	02-01-37	37,024	39,404
30 Yr Pass Thru (P)	2.392	02-01-37	20,657	22,098
30 Yr Pass Thru (P)	2.423	05-01-37	21,742	23,179
30 Yr Pass Thru (P)	2.474	07-01-35	24,546	26,022
30 Yr Pass Thru (P)	2.475	07-01-35	13,578	14,423
30 Yr Pass Thru (P)	2.478	11-01-35	3,365	3,602
30 Yr Pass Thru (P)	2.737	02-01-37	31,012	33,197
30 Yr Pass Thru	3.000	12-01-42	143,759	145,377
30 Yr Pass Thru	3.000	01-01-43	1,075,608	1,081,491
30 Yr Pass Thru	3.000	06-01-43	797,484	801,596
30 Yr Pass Thru	3.500	09-01-42	735,320	763,556
30 Yr Pass Thru	3.500	11-01-42	258,321	268,079
30 Yr Pass Thru	4.000	10-01-40	16,594	17,680
30 Yr Pass Thru	4.000	11-01-40	90,183	96,090
30 Yr Pass Thru	4.000	12-01-40	263,981	281,660
30 Yr Pass Thru	4.000	02-01-41	218,230	232,540
30 Yr Pass Thru	4.000	04-01-41	203,087	216,391
30 Yr Pass Thru	4.000	12-01-41	178,198	189,872
30 Yr Pass Thru	4.500	12-01-39	629,926	686,814
30 Yr Pass Thru	4.500	05-01-40	18,023	19,560
30 Yr Pass Thru	4.500	03-01-41	5,834	6,333
30 Yr Pass Thru	4.500	04-01-41	315,081	342,059
30 Yr Pass Thru	5.000	11-01-33	16,596	18,509
30 Yr Pass Thru	5.000	12-01-35	79,209	87,505
30 Yr Pass Thru	5.000	04-01-40	132,740	146,579
30 Yr Pass Thru	5.500	10-01-38	225,587	251,415
30 Yr Pass Thru (P)	5.829	12-01-36	7,001	7,495
30 Yr Pass Thru	6.000	12-01-28	2,938	3,335
30 Yr Pass Thru	6.000	10-01-32	2,976	3,421
30 Yr Pass Thru	6.000	12-01-33	47,112	54,027
30 Yr Pass Thru	6.000	09-01-34	1,047	1,203
30 Yr Pass Thru	6.000	02-01-35	15,148	17,310
30 Yr Pass Thru	6.000	09-01-35	5,568	6,366
30 Yr Pass Thru (P)	6.034	10-01-36	35,859	38,386

14SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (P)	6.079	11-01-36	15,778	$16,890
30 Yr Pass Thru	6.500	12-01-23	41	47
30 Yr Pass Thru	6.500	02-01-24	980	1,106
30 Yr Pass Thru	6.500	04-01-24	68	76
30 Yr Pass Thru	6.500	05-01-24	2,440	2,742
30 Yr Pass Thru	6.500	04-01-31	6,170	7,157
30 Yr Pass Thru	6.500	11-01-33	12,678	14,748
30 Yr Pass Thru	7.000	02-01-24	1,172	1,324
30 Yr Pass Thru	7.000	12-01-24	123	140
30 Yr Pass Thru	7.000	04-01-32	85,907	100,725
30 Yr Pass Thru	7.000	05-01-32	4,046	4,753
30 Yr Pass Thru	7.000	06-01-32	1,397	1,641
30 Yr Pass Thru	7.500	05-01-24	856	982
30 Yr Pass Thru	7.500	06-01-24	252	288
Federal National Mortgage Association
15 Yr Pass Thru	2.500	10-01-27	1,186,308	1,214,576
15 Yr Pass Thru	2.500	12-01-27	121,551	124,447
15 Yr Pass Thru	2.500	02-01-28	22,310	22,813
15 Yr Pass Thru	2.500	04-01-28	331,159	338,636
15 Yr Pass Thru	2.500	05-01-30	310,433	315,695
15 Yr Pass Thru	3.000	01-01-27	200,066	208,459
15 Yr Pass Thru	3.000	05-01-27	40,182	41,868
15 Yr Pass Thru	3.000	11-01-27	179,658	187,392
15 Yr Pass Thru	3.000	11-01-28	56,047	58,442
15 Yr Pass Thru	3.500	01-01-26	123,528	130,371
15 Yr Pass Thru	3.500	03-01-26	133,526	140,922
15 Yr Pass Thru	3.500	12-01-26	35,263	37,216
15 Yr Pass Thru	3.500	02-01-27	9,519	10,055
15 Yr Pass Thru	4.000	03-01-25	236,965	252,821
15 Yr Pass Thru	4.000	05-01-25	27,799	29,594
15 Yr Pass Thru	4.000	07-01-25	11,502	12,274
15 Yr Pass Thru	4.000	01-01-26	125,371	133,779
15 Yr Pass Thru	4.000	10-01-26	60,690	64,836
15 Yr Pass Thru	4.000	12-01-26	221,001	235,823
15 Yr Pass Thru	4.000	02-01-27	179,478	191,516
15 Yr Pass Thru	4.500	05-01-19	25,943	27,055
15 Yr Pass Thru	4.500	11-01-19	123,151	129,087
15 Yr Pass Thru	4.500	07-01-20	44,769	46,723
15 Yr Pass Thru	4.500	11-01-20	43,773	46,030
15 Yr Pass Thru	4.500	09-01-24	17,970	19,211
15 Yr Pass Thru	4.500	10-01-24	47,528	51,070
15 Yr Pass Thru	4.500	11-01-24	9,161	9,794
15 Yr Pass Thru	4.500	12-01-24	7,704	8,237
15 Yr Pass Thru	4.500	01-01-25	46,757	49,986

SEE NOTES TO FINANCIAL STATEMENTS15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	4.500	03-01-25	116,045	$124,077
15 Yr Pass Thru	4.500	09-01-25	127,434	135,917
15 Yr Pass Thru	4.500	10-01-26	71,411	76,276
15 Yr Pass Thru	5.000	05-01-18	14,621	15,217
15 Yr Pass Thru	5.000	11-01-18	3,372	3,528
15 Yr Pass Thru	5.000	12-01-18	11,421	11,936
15 Yr Pass Thru	5.000	04-01-19	7,392	7,733
15 Yr Pass Thru	5.000	05-01-19	39,155	41,118
15 Yr Pass Thru	5.000	10-01-19	36,728	38,776
15 Yr Pass Thru	5.000	01-01-20	10,379	10,976
15 Yr Pass Thru	5.000	05-01-20	40,021	42,459
15 Yr Pass Thru	5.000	06-01-20	36,422	38,668
15 Yr Pass Thru	5.000	12-01-20	29,036	30,757
15 Yr Pass Thru	5.000	02-01-22	1,517	1,630
15 Yr Pass Thru	5.000	09-01-22	39,170	41,700
15 Yr Pass Thru	5.000	03-01-23	8,515	9,159
15 Yr Pass Thru	5.000	05-01-23	12,000	12,880
15 Yr Pass Thru	5.000	09-01-23	39,152	42,262
15 Yr Pass Thru	5.000	01-01-24	119,411	128,572
15 Yr Pass Thru	5.000	09-01-25	85,301	91,337
15 Yr Pass Thru	5.500	05-01-16	1,069	1,082
15 Yr Pass Thru	5.500	11-01-16	318	325
15 Yr Pass Thru	5.500	01-01-17	1,166	1,194
15 Yr Pass Thru	5.500	02-01-17	1,173	1,204
15 Yr Pass Thru	5.500	03-01-17	378	388
15 Yr Pass Thru	5.500	06-01-17	321	332
15 Yr Pass Thru	5.500	07-01-17	146	150
15 Yr Pass Thru	5.500	08-01-17	612	632
15 Yr Pass Thru	5.500	09-01-17	314	325
15 Yr Pass Thru	5.500	03-01-18	1,583	1,650
15 Yr Pass Thru	5.500	05-01-18	1,009	1,054
15 Yr Pass Thru	5.500	06-01-18	5,180	5,390
15 Yr Pass Thru	5.500	10-01-18	3,981	4,186
15 Yr Pass Thru	5.500	12-01-18	4,021	4,214
15 Yr Pass Thru	5.500	02-01-19	14,482	15,304
15 Yr Pass Thru	5.500	03-01-19	1,016	1,076
15 Yr Pass Thru	5.500	07-01-19	2,881	3,056
15 Yr Pass Thru	5.500	08-01-19	5,981	6,344
15 Yr Pass Thru	5.500	09-01-19	1,530	1,624
15 Yr Pass Thru	5.500	10-01-19	2,310	2,461
15 Yr Pass Thru	5.500	06-01-20	12,062	12,854
15 Yr Pass Thru	5.500	07-01-20	10,500	11,180
15 Yr Pass Thru	5.500	05-01-21	19,494	21,073
15 Yr Pass Thru	5.500	01-01-22	1,113	1,202

16SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	5.500	05-01-22		4,282	$4,653
15 Yr Pass Thru	5.500	06-01-22		8,913	9,676
15 Yr Pass Thru	5.500	10-01-22		2,502	2,726
15 Yr Pass Thru	5.500	05-01-23		5,474	5,970
15 Yr Pass Thru	5.500	01-01-25		55,986	60,499
15 Yr Pass Thru	6.000	03-01-21		36,403	39,248
15 Yr Pass Thru	6.000	10-01-21		70,752	77,123
15 Yr Pass Thru	6.000	11-01-21		8,281	9,033
15 Yr Pass Thru	6.000	01-01-22		4,871	5,324
15 Yr Pass Thru	6.000	09-01-22		13,616	14,970
15 Yr Pass Thru	6.000	02-01-23		58,674	64,140
15 Yr Pass Thru	6.000	03-01-23		5,306	5,805
15 Yr Pass Thru	6.500	11-01-15		29	29
15 Yr Pass Thru	6.500	06-01-17		710	737
30 Yr Pass Thru (P)	1.772	10-01-33		29,534	30,575
30 Yr Pass Thru (P)	1.861	12-01-35		7,223	7,622
30 Yr Pass Thru (P)	2.100	07-01-27		325	333
30 Yr Pass Thru (P)	2.136	12-01-35		6,479	6,843
30 Yr Pass Thru (P)	2.271	07-01-35		20,125	21,220
30 Yr Pass Thru (P)	2.337	09-01-35		79,415	84,166
30 Yr Pass Thru (P)	2.375	08-01-37		39,041	41,792
30 Yr Pass Thru (P)	2.395	12-01-35		2,953	3,161
30 Yr Pass Thru (P)	2.449	08-01-36		67,516	71,763
30 Yr Pass Thru (P)	2.460	05-01-38		18,782	20,105
30 Yr Pass Thru (P)	2.461	12-01-35		2,325	2,489
30 Yr Pass Thru	2.500	12-01-42		21,092	20,507
30 Yr Pass Thru	2.500	01-01-43		167,430	162,787
30 Yr Pass Thru	2.500	02-01-43		205,298	199,605
30 Yr Pass Thru	2.500	03-01-43		52,016	50,622
30 Yr Pass Thru	3.000	10-01-42		934,258	944,066
30 Yr Pass Thru	3.000	11-01-42		44,293	44,731
30 Yr Pass Thru	3.000	01-01-43		1,078,770	1,087,409
30 Yr Pass Thru	3.000	02-01-43		1,346,681	1,359,990
30 Yr Pass Thru	3.000	05-01-43		235,852	237,888
30 Yr Pass Thru (C)	3.500		TBA	1,735,000	1,796,762
30 Yr Pass Thru	3.500	06-01-42		123,352	128,344
30 Yr Pass Thru	3.500	07-01-42		963,251	1,002,233
30 Yr Pass Thru	3.500	08-01-42		136,046	141,552
30 Yr Pass Thru	3.500	10-01-42		246,045	255,618
30 Yr Pass Thru	3.500	12-01-42		470,339	489,373
30 Yr Pass Thru	3.500	01-01-43		842,500	875,573
30 Yr Pass Thru	3.500	03-01-43		60,239	63,063
30 Yr Pass Thru	3.500	12-01-43		302,123	315,247
30 Yr Pass Thru	3.500	01-01-44		238,112	247,748

SEE NOTES TO FINANCIAL STATEMENTS17

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	11-01-44		260,864	$271,624
30 Yr Pass Thru	3.500	04-01-45		407,735	423,662
30 Yr Pass Thru (C)	4.000		TBA	85,000	90,077
30 Yr Pass Thru	4.000	11-01-40		22,352	23,847
30 Yr Pass Thru	4.000	01-01-41		232,524	248,074
30 Yr Pass Thru	4.000	02-01-41		76,012	81,082
30 Yr Pass Thru	4.000	02-01-41		263,148	280,746
30 Yr Pass Thru	4.000	03-01-41		45,368	48,388
30 Yr Pass Thru	4.000	10-01-41		729,960	778,548
30 Yr Pass Thru	4.000	11-01-41		46,532	49,630
30 Yr Pass Thru	4.000	01-01-42		609,509	649,699
30 Yr Pass Thru	4.000	02-01-42		196,365	209,313
30 Yr Pass Thru	4.000	06-01-42		611,560	656,663
30 Yr Pass Thru	4.000	08-01-42		612,088	652,448
30 Yr Pass Thru	4.000	03-01-45		951,291	1,015,297
30 Yr Pass Thru	4.500	09-01-39		286,166	310,736
30 Yr Pass Thru	4.500	02-01-41		1,877,197	2,040,132
30 Yr Pass Thru	4.500	04-01-41		407,152	442,618
30 Yr Pass Thru	4.500	04-01-42		175,690	190,994
30 Yr Pass Thru	5.000	07-01-33		29,608	32,760
30 Yr Pass Thru	5.000	02-01-34		48,944	54,160
30 Yr Pass Thru	5.000	03-01-34		190,420	210,774
30 Yr Pass Thru	5.000	10-01-34		156,914	173,584
30 Yr Pass Thru	5.000	04-01-35		98,909	109,672
30 Yr Pass Thru	5.000	05-01-35		411,896	456,722
30 Yr Pass Thru	5.000	06-01-35		73,201	81,168
30 Yr Pass Thru	5.000	07-01-35		516,514	572,454
30 Yr Pass Thru	5.000	08-01-35		92,099	102,122
30 Yr Pass Thru	5.000	10-01-35		12,701	14,072
30 Yr Pass Thru	5.000	11-01-35		186,120	206,375
30 Yr Pass Thru	5.000	01-01-36		70,475	78,078
30 Yr Pass Thru	5.000	03-01-36		138,873	153,856
30 Yr Pass Thru	5.000	07-01-37		83,245	92,109
30 Yr Pass Thru	5.000	12-01-39		96,828	106,942
30 Yr Pass Thru	5.000	06-01-40		482,257	534,476
30 Yr Pass Thru	5.500	04-01-35		9,392	10,550
30 Yr Pass Thru	5.500	11-01-35		194,700	218,581
30 Yr Pass Thru	5.500	12-01-35		124,284	139,606
30 Yr Pass Thru	5.500	01-01-36		225,067	252,944
30 Yr Pass Thru	5.500	04-01-36		66,496	74,652
30 Yr Pass Thru	5.500	06-01-36		160,467	179,901
30 Yr Pass Thru	5.500	10-01-36		99,774	111,887
30 Yr Pass Thru	5.500	08-01-37		198,428	222,842
30 Yr Pass Thru	5.500	02-01-38		169,455	190,240

18SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	06-01-38	45,539	$50,968
30 Yr Pass Thru	5.500	12-01-38	269,820	302,662
30 Yr Pass Thru	5.500	11-01-39	32,844	36,770
30 Yr Pass Thru	5.500	12-01-39	16,409	18,365
30 Yr Pass Thru	5.500	03-01-40	28,580	32,104
30 Yr Pass Thru (P)	5.700	01-01-19	153	161
30 Yr Pass Thru	6.000	11-01-32	40,102	45,822
30 Yr Pass Thru	6.000	03-01-33	38,877	44,395
30 Yr Pass Thru	6.000	04-01-33	47,151	53,959
30 Yr Pass Thru	6.000	01-01-34	1,068	1,226
30 Yr Pass Thru	6.000	02-01-34	124,021	141,916
30 Yr Pass Thru	6.000	03-01-34	26,054	29,795
30 Yr Pass Thru	6.000	08-01-34	57,834	66,241
30 Yr Pass Thru	6.000	11-01-34	33,619	38,425
30 Yr Pass Thru	6.000	12-01-34	1,053	1,202
30 Yr Pass Thru	6.000	04-01-35	36,637	41,878
30 Yr Pass Thru	6.000	05-01-35	5,774	6,616
30 Yr Pass Thru	6.000	12-01-35	28,290	32,264
30 Yr Pass Thru	6.000	03-01-36	10,099	11,528
30 Yr Pass Thru	6.000	11-01-36	74,892	85,504
30 Yr Pass Thru	6.000	02-01-37	45,297	51,703
30 Yr Pass Thru	6.000	03-01-37	30,715	35,061
30 Yr Pass Thru	6.000	08-01-37	246,253	282,108
30 Yr Pass Thru	6.000	10-01-37	4,246	4,833
30 Yr Pass Thru	6.000	03-01-38	69,137	78,888
30 Yr Pass Thru	6.000	05-01-38	1,536	1,750
30 Yr Pass Thru	6.000	08-01-38	20,980	24,155
30 Yr Pass Thru	6.000	09-01-38	124,627	143,133
30 Yr Pass Thru	6.000	10-01-38	52,838	60,147
30 Yr Pass Thru	6.000	07-01-39	111,040	126,772
30 Yr Pass Thru	6.000	09-01-39	112,075	127,717
30 Yr Pass Thru	6.000	04-01-40	26,611	30,210
30 Yr Pass Thru	6.000	10-01-40	66,963	76,563
30 Yr Pass Thru (P)	6.061	09-01-36	4,939	5,287
30 Yr Pass Thru	6.500	07-01-32	136,877	159,805
30 Yr Pass Thru	6.500	09-01-32	1,037	1,205
30 Yr Pass Thru	6.500	12-01-32	9,765	11,367
30 Yr Pass Thru	6.500	10-01-35	165,791	193,467
30 Yr Pass Thru	6.500	03-01-36	151,746	176,607
30 Yr Pass Thru	6.500	05-01-36	3,180	3,638
30 Yr Pass Thru	6.500	07-01-36	45,483	52,228
30 Yr Pass Thru	6.500	04-01-38	2,542	2,972
30 Yr Pass Thru	6.500	08-01-38	44,325	51,292
30 Yr Pass Thru	6.500	05-01-40	26,514	30,383

SEE NOTES TO FINANCIAL STATEMENTS19

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	12-01-29	564	$661
30 Yr Pass Thru	7.000	02-01-30	85	99
30 Yr Pass Thru	7.000	04-01-37	10,144	11,888
30 Yr Pass Thru	7.125	01-15-30	365,000	542,252
Government National Mortgage Association
15 Yr Pass Thru	5.000	02-15-18	1,274	1,321
15 Yr Pass Thru	5.000	06-15-18	6,930	7,212
15 Yr Pass Thru	5.000	07-15-18	23,751	24,732
15 Yr Pass Thru	5.000	08-15-18	3,762	3,926
15 Yr Pass Thru	5.000	02-15-19	14,676	15,380
15 Yr Pass Thru	5.000	06-15-20	17,500	18,572
15 Yr Pass Thru	6.000	02-15-16	63	63
15 Yr Pass Thru	6.000	03-15-16	787	796
15 Yr Pass Thru	6.000	04-20-16	22	22
15 Yr Pass Thru	6.000	05-15-16	23	23
15 Yr Pass Thru	6.000	06-15-16	312	316
15 Yr Pass Thru	6.000	07-15-16	1,249	1,268
15 Yr Pass Thru	6.000	08-15-16	617	629
15 Yr Pass Thru	6.000	08-20-16	91	93
15 Yr Pass Thru	6.000	09-15-16	563	575
15 Yr Pass Thru	6.000	09-20-16	4,216	4,305
15 Yr Pass Thru	6.000	10-20-16	2,118	2,163
15 Yr Pass Thru	6.000	01-15-17	105	107
15 Yr Pass Thru	6.000	02-20-17	2,036	2,086
15 Yr Pass Thru	6.000	04-20-17	4,066	4,188
15 Yr Pass Thru	6.000	05-15-17	358	370
15 Yr Pass Thru	6.000	05-20-17	1,547	1,596
15 Yr Pass Thru	6.000	06-15-17	1,030	1,064
15 Yr Pass Thru	6.000	06-20-17	1,265	1,309
15 Yr Pass Thru	6.000	07-15-17	5,902	6,112
15 Yr Pass Thru	6.000	09-15-17	4,957	5,150
15 Yr Pass Thru	6.000	10-15-17	6,047	6,283
15 Yr Pass Thru	6.000	11-15-17	7,040	7,334
15 Yr Pass Thru	6.000	12-15-17	3,823	3,993
15 Yr Pass Thru	6.000	01-15-18	6,667	6,966
15 Yr Pass Thru	6.000	02-15-18	29,032	30,320
15 Yr Pass Thru	6.000	08-20-18	1,661	1,745
15 Yr Pass Thru	6.000	07-20-19	3,292	3,495
15 Yr Pass Thru	6.000	08-20-19	2,523	2,676
15 Yr Pass Thru	6.000	10-20-19	1,264	1,348
15 Yr Pass Thru	6.000	10-20-20	17,846	19,152
15 Yr Pass Thru	6.500	08-15-16	379	388
15 Yr Pass Thru	6.500	09-15-16	175	179
30 Yr Pass Thru	2.500	12-15-42	77,498	76,030

20SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	12-20-42		480,120	$470,892
30 Yr Pass Thru	2.500	01-20-43		1,391,809	1,365,060
30 Yr Pass Thru	2.500	02-15-43		152,296	149,410
30 Yr Pass Thru	2.500	02-20-43		814,368	798,717
30 Yr Pass Thru	2.500	05-20-43		59,861	58,674
30 Yr Pass Thru	2.500	06-20-43		95,479	93,584
30 Yr Pass Thru	2.500	07-20-43		26,485	25,959
30 Yr Pass Thru	2.500	03-20-45		1,251,802	1,226,570
30 Yr Pass Thru (C)	3.000		TBA	815,000	823,882
30 Yr Pass Thru	3.000	07-20-42		1,547,545	1,574,748
30 Yr Pass Thru	3.000	09-15-42		1,705,129	1,736,168
30 Yr Pass Thru	3.000	10-20-42		60,012	61,067
30 Yr Pass Thru	3.000	12-20-42		2,888,949	2,939,732
30 Yr Pass Thru	3.000	01-20-43		19,142	19,478
30 Yr Pass Thru	3.000	02-20-43		1,542,496	1,569,081
30 Yr Pass Thru	3.000	03-15-43		78,221	79,645
30 Yr Pass Thru	3.000	03-20-43		1,861,213	1,891,462
30 Yr Pass Thru	3.000	05-20-43		146,790	149,508
30 Yr Pass Thru	3.000	09-20-43		251,741	256,402
30 Yr Pass Thru	3.000	09-20-44		2,140,002	2,174,275
30 Yr Pass Thru (P)	3.000	10-20-44		15,196	15,783
30 Yr Pass Thru (P)	3.000	11-20-44		80,516	83,604
30 Yr Pass Thru	3.000	12-20-44		840,765	852,917
30 Yr Pass Thru	3.000	07-20-45		69,836	70,845
30 Yr Pass Thru (C)	3.500		TBA	6,550,000	6,803,124
30 Yr Pass Thru	3.500	09-15-41		1,217,477	1,268,602
30 Yr Pass Thru	3.500	01-15-42		923,878	964,405
30 Yr Pass Thru	3.500	05-20-42		1,464,132	1,529,904
30 Yr Pass Thru	3.500	07-15-42		65,760	68,632
30 Yr Pass Thru	3.500	08-20-42		599,971	626,649
30 Yr Pass Thru	3.500	09-20-42		1,931,957	2,018,744
30 Yr Pass Thru	3.500	10-20-42		916,688	957,868
30 Yr Pass Thru	3.500	12-20-42		2,294,970	2,398,064
30 Yr Pass Thru	3.500	02-20-43		2,122,130	2,216,770
30 Yr Pass Thru	3.500	03-20-43		1,797,870	1,874,768
30 Yr Pass Thru	3.500	04-20-43		65,768	68,641
30 Yr Pass Thru	3.500	05-20-43		2,888,253	3,014,389
30 Yr Pass Thru	3.500	06-20-43		785,324	818,394
30 Yr Pass Thru	3.500	08-20-43		46,100	48,114
30 Yr Pass Thru	3.500	11-20-44		746,287	778,179
30 Yr Pass Thru	3.500	03-20-45		1,476,128	1,538,749
30 Yr Pass Thru	3.500	04-20-45		4,436,470	4,625,068
30 Yr Pass Thru	3.500	07-20-45		1,970,378	2,053,965
30 Yr Pass Thru	3.500	08-20-45		425,000	443,029

SEE NOTES TO FINANCIAL STATEMENTS21

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (C)	4.000		TBA	100,000	$105,875
30 Yr Pass Thru	4.000	08-20-39		10,605	11,334
30 Yr Pass Thru	4.000	05-20-40		395,070	422,231
30 Yr Pass Thru	4.000	08-20-40		63,894	68,286
30 Yr Pass Thru	4.000	09-15-40		81,219	86,803
30 Yr Pass Thru	4.000	09-20-40		144,440	154,371
30 Yr Pass Thru	4.000	10-20-40		1,198,402	1,279,294
30 Yr Pass Thru	4.000	11-20-40		862,651	922,632
30 Yr Pass Thru	4.000	12-20-40		281,270	300,256
30 Yr Pass Thru	4.000	01-20-41		108,178	115,480
30 Yr Pass Thru	4.000	02-15-41		28,164	30,337
30 Yr Pass Thru	4.000	03-15-41		40,357	43,472
30 Yr Pass Thru	4.000	05-20-41		857,107	915,631
30 Yr Pass Thru	4.000	07-15-41		78,471	83,725
30 Yr Pass Thru	4.000	10-15-41		298,054	318,010
30 Yr Pass Thru	4.000	10-20-41		715,755	762,838
30 Yr Pass Thru	4.000	07-20-42		1,540,450	1,640,339
30 Yr Pass Thru	4.000	04-20-43		243,754	259,560
30 Yr Pass Thru	4.000	07-20-43		135,857	144,667
30 Yr Pass Thru	4.000	01-20-45		4,151,010	4,404,610
30 Yr Pass Thru	4.000	02-20-45		4,520,311	4,796,474
30 Yr Pass Thru	4.000	03-20-45		1,840,408	1,953,996
30 Yr Pass Thru	4.500	05-15-39		246,328	269,604
30 Yr Pass Thru	4.500	06-15-39		566,791	617,603
30 Yr Pass Thru	4.500	08-15-39		218,603	237,987
30 Yr Pass Thru	4.500	10-20-39		254,605	277,182
30 Yr Pass Thru	4.500	11-20-39		41,920	45,637
30 Yr Pass Thru	4.500	12-20-39		781,595	850,901
30 Yr Pass Thru	4.500	02-20-40		191,359	208,327
30 Yr Pass Thru	4.500	03-20-40		144,625	157,450
30 Yr Pass Thru	4.500	05-20-40		1,023,988	1,114,786
30 Yr Pass Thru	4.500	06-15-40		4,158,468	4,567,782
30 Yr Pass Thru	4.500	07-15-40		336,890	367,197
30 Yr Pass Thru	4.500	07-20-40		702,366	764,647
30 Yr Pass Thru	4.500	09-20-40		1,380,697	1,503,126
30 Yr Pass Thru	4.500	10-20-40		224,781	244,712
30 Yr Pass Thru	4.500	11-20-40		1,877,789	2,041,362
30 Yr Pass Thru	4.500	02-20-41		443,549	482,186
30 Yr Pass Thru	4.500	03-20-41		44,490	48,365
30 Yr Pass Thru	4.500	09-20-41		164,756	178,490
30 Yr Pass Thru	5.000	06-20-33		14,705	16,309
30 Yr Pass Thru	5.000	08-15-33		12,008	13,378
30 Yr Pass Thru	5.000	08-20-33		13,023	14,444
30 Yr Pass Thru	5.000	09-15-33		128,034	141,538

22SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	11-15-33	22,405	$24,984
30 Yr Pass Thru	5.000	02-15-34	30,324	33,796
30 Yr Pass Thru	5.000	04-15-34	12,174	13,588
30 Yr Pass Thru	5.000	10-15-34	3,673	4,095
30 Yr Pass Thru	5.000	12-20-34	11,654	12,949
30 Yr Pass Thru	5.000	11-15-35	45,060	49,988
30 Yr Pass Thru	5.000	12-20-35	103,271	114,950
30 Yr Pass Thru	5.000	01-20-36	39,656	44,140
30 Yr Pass Thru	5.000	05-20-36	8,611	9,568
30 Yr Pass Thru	5.000	09-15-39	67,357	75,446
30 Yr Pass Thru	5.000	10-20-39	1,091,464	1,210,246
30 Yr Pass Thru	5.000	11-15-39	422,736	475,215
30 Yr Pass Thru	5.000	02-20-40	15,065	16,705
30 Yr Pass Thru	5.000	05-20-40	1,144,842	1,269,433
30 Yr Pass Thru	5.000	06-15-40	259,810	288,085
30 Yr Pass Thru	5.000	06-20-40	277,591	307,801
30 Yr Pass Thru	5.000	08-20-40	135,316	150,042
30 Yr Pass Thru	5.000	09-15-40	239,588	265,662
30 Yr Pass Thru	5.000	09-20-40	163,689	181,504
30 Yr Pass Thru	5.000	03-20-41	740,935	820,412
30 Yr Pass Thru	5.000	04-20-41	250,241	277,083
30 Yr Pass Thru	5.000	04-20-44	133,203	145,477
30 Yr Pass Thru	5.000	10-20-44	413,674	451,794
30 Yr Pass Thru	5.000	04-20-45	61,969	68,617
30 Yr Pass Thru	5.000	05-20-45	102,078	113,028
30 Yr Pass Thru	5.500	02-15-29	2,186	2,455
30 Yr Pass Thru	5.500	03-15-29	3,146	3,534
30 Yr Pass Thru	5.500	10-20-32	55,689	62,732
30 Yr Pass Thru	5.500	02-20-33	472,764	529,967
30 Yr Pass Thru	5.500	04-15-33	227,816	258,331
30 Yr Pass Thru	5.500	07-15-33	418,615	475,151
30 Yr Pass Thru	5.500	07-20-33	219,447	246,087
30 Yr Pass Thru	5.500	09-15-33	94,702	106,811
30 Yr Pass Thru	5.500	09-20-33	20,084	22,527
30 Yr Pass Thru	5.500	11-20-33	8,873	9,955
30 Yr Pass Thru	5.500	12-15-33	320,373	363,904
30 Yr Pass Thru	5.500	12-20-33	3,634	4,078
30 Yr Pass Thru	5.500	07-20-34	61,345	68,874
30 Yr Pass Thru	5.500	10-20-34	171,086	192,256
30 Yr Pass Thru	5.500	02-20-35	40,449	45,466
30 Yr Pass Thru	5.500	05-20-35	3,184	3,581
30 Yr Pass Thru	5.500	07-20-35	130,954	147,320
30 Yr Pass Thru	5.500	08-20-35	41,899	47,139
30 Yr Pass Thru	5.500	09-20-35	362,416	407,784

SEE NOTES TO FINANCIAL STATEMENTS23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	01-20-36	447,566	$504,001
30 Yr Pass Thru	5.500	02-20-36	2,423	2,729
30 Yr Pass Thru	5.500	10-15-38	257,233	292,059
30 Yr Pass Thru	5.500	01-20-40	496,825	558,540
30 Yr Pass Thru	5.500	10-20-40	1,368	1,539
30 Yr Pass Thru	6.000	04-20-28	10,899	12,441
30 Yr Pass Thru	6.000	11-20-28	74,259	84,999
30 Yr Pass Thru	6.000	01-20-29	235,269	268,625
30 Yr Pass Thru	6.000	02-20-29	60,224	68,763
30 Yr Pass Thru	6.000	01-20-32	4,794	5,512
30 Yr Pass Thru	6.000	08-20-32	39,367	45,149
30 Yr Pass Thru	6.000	11-20-32	19,904	22,840
30 Yr Pass Thru	6.000	01-20-33	40,062	46,014
30 Yr Pass Thru	6.000	03-20-33	30,805	35,239
30 Yr Pass Thru	6.000	06-20-33	15,977	18,285
30 Yr Pass Thru	6.000	08-15-33	28,281	33,040
30 Yr Pass Thru	6.000	08-20-33	1,570	1,797
30 Yr Pass Thru	6.000	09-20-33	6,082	6,966
30 Yr Pass Thru	6.000	10-20-33	151,764	173,813
30 Yr Pass Thru	6.000	11-20-33	491,262	562,715
30 Yr Pass Thru	6.000	01-15-34	399,026	464,478
30 Yr Pass Thru	6.000	01-20-34	2,180	2,489
30 Yr Pass Thru	6.000	02-20-34	528,747	603,733
30 Yr Pass Thru	6.000	04-15-34	64,124	74,998
30 Yr Pass Thru	6.000	07-15-34	111,843	130,827
30 Yr Pass Thru	6.000	08-20-34	213,602	244,124
30 Yr Pass Thru	6.000	09-20-34	280,859	321,029
30 Yr Pass Thru	6.000	03-15-36	55,572	63,722
30 Yr Pass Thru	6.000	04-15-36	414,440	482,965
30 Yr Pass Thru	6.000	07-15-36	68,579	78,875
30 Yr Pass Thru	6.000	12-20-36	52,275	59,298
30 Yr Pass Thru	6.000	11-15-37	5,147	5,870
30 Yr Pass Thru	6.000	01-15-38	1,532	1,746
30 Yr Pass Thru	6.000	03-15-38	2,346	2,666
30 Yr Pass Thru	6.000	07-15-38	14,347	16,524
30 Yr Pass Thru	6.000	09-20-38	101,458	114,846
30 Yr Pass Thru	6.000	02-20-39	11,712	13,261
30 Yr Pass Thru	6.000	04-20-44	238,204	270,123
30 Yr Pass Thru	6.500	12-15-23	98,217	110,304
30 Yr Pass Thru	6.500	05-15-24	10,716	12,060
30 Yr Pass Thru	6.500	08-15-24	57,208	64,339
30 Yr Pass Thru	6.500	10-15-24	85,129	95,806
30 Yr Pass Thru	6.500	03-15-26	339	388
30 Yr Pass Thru	6.500	03-20-26	3,162	3,613

24SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500	04-15-26	431	$482
30 Yr Pass Thru	6.500	05-15-26	874	998
30 Yr Pass Thru	6.500	05-15-26	911	1,048
30 Yr Pass Thru	6.500	01-15-27	565	646
30 Yr Pass Thru	6.500	08-15-27	382	441
30 Yr Pass Thru	6.500	11-15-27	68,758	78,596
30 Yr Pass Thru	6.500	01-15-28	1,847	2,130
30 Yr Pass Thru	6.500	04-15-28	591	683
30 Yr Pass Thru	6.500	05-15-28	2,601	3,014
30 Yr Pass Thru	6.500	06-15-28	57,783	66,791
30 Yr Pass Thru	6.500	08-15-28	2,775	3,179
30 Yr Pass Thru	6.500	08-20-28	68,127	78,835
30 Yr Pass Thru	6.500	09-15-28	2,147	2,495
30 Yr Pass Thru	6.500	10-15-28	2,104	2,447
30 Yr Pass Thru	6.500	10-20-28	5,472	6,335
30 Yr Pass Thru	6.500	11-20-28	42,058	48,688
30 Yr Pass Thru	6.500	02-15-29	2,963	3,436
30 Yr Pass Thru	6.500	02-20-29	34,547	39,908
30 Yr Pass Thru	6.500	03-15-29	1,267	1,472
30 Yr Pass Thru	6.500	04-15-29	269	303
30 Yr Pass Thru	6.500	04-20-29	313	361
30 Yr Pass Thru	6.500	06-15-29	805	925
30 Yr Pass Thru	6.500	07-15-29	1,777	2,070
30 Yr Pass Thru	6.500	03-15-31	78,454	91,461
30 Yr Pass Thru	6.500	05-15-31	242	282
30 Yr Pass Thru	6.500	06-15-31	3,143	3,662
30 Yr Pass Thru	6.500	08-15-31	1,157	1,350
30 Yr Pass Thru	6.500	08-20-31	211,182	245,218
30 Yr Pass Thru	6.500	09-15-31	490	573
30 Yr Pass Thru	6.500	10-20-31	38,117	44,305
30 Yr Pass Thru	6.500	08-15-32	2,667	3,106
30 Yr Pass Thru	6.500	09-20-32	210,773	244,551
30 Yr Pass Thru	6.500	02-15-33	30,704	35,729
30 Yr Pass Thru	6.500	03-15-33	5,452	6,350
30 Yr Pass Thru	6.500	12-20-33	3,232	3,744
30 Yr Pass Thru	6.500	05-15-40	18,573	21,645
30 Yr Pass Thru	7.000	04-15-17	445	463
30 Yr Pass Thru	7.000	05-15-17	792	822
30 Yr Pass Thru	7.000	12-20-23	426	482
30 Yr Pass Thru	7.000	01-15-24	3,737	4,235
30 Yr Pass Thru	7.000	04-15-24	1,272	1,455
30 Yr Pass Thru	7.000	05-15-24	423	485
30 Yr Pass Thru	7.000	06-15-24	403	453
30 Yr Pass Thru	7.000	07-15-24	918	1,050

SEE NOTES TO FINANCIAL STATEMENTS25

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	08-15-24	1,503	$1,683
30 Yr Pass Thru	7.000	01-15-26	17,372	20,056
30 Yr Pass Thru	7.000	02-15-26	1,159	1,343
30 Yr Pass Thru	7.000	04-15-26	218	249
30 Yr Pass Thru	7.000	05-15-26	435	503
30 Yr Pass Thru	7.000	10-15-26	341	394
30 Yr Pass Thru	7.000	03-15-27	1,485	1,693
30 Yr Pass Thru	7.000	08-15-27	707	829
30 Yr Pass Thru	7.000	10-15-27	528	612
30 Yr Pass Thru	7.000	11-15-27	741	866
30 Yr Pass Thru	7.000	11-20-27	42,119	48,944
30 Yr Pass Thru	7.000	12-20-27	33,703	39,164
30 Yr Pass Thru	7.000	01-15-28	6,561	7,676
30 Yr Pass Thru	7.000	01-20-28	749	870
30 Yr Pass Thru	7.000	04-15-28	11,981	14,057
30 Yr Pass Thru	7.000	05-15-28	2,155	2,528
30 Yr Pass Thru	7.000	05-20-28	1,404	1,632
30 Yr Pass Thru	7.000	06-15-28	3,434	4,021
30 Yr Pass Thru	7.000	07-15-28	26,764	31,246
30 Yr Pass Thru	7.000	08-15-28	990	1,166
30 Yr Pass Thru	7.000	09-15-28	178	206
30 Yr Pass Thru	7.000	10-15-28	3,996	4,687
30 Yr Pass Thru	7.000	11-15-28	1,969	2,309
30 Yr Pass Thru	7.000	11-20-28	1,440	1,682
30 Yr Pass Thru	7.000	01-15-29	1,029	1,213
30 Yr Pass Thru	7.000	03-15-29	742	870
30 Yr Pass Thru	7.000	04-15-29	1,380	1,612
30 Yr Pass Thru	7.000	05-15-29	251	294
30 Yr Pass Thru	7.000	06-20-29	794	928
30 Yr Pass Thru	7.000	07-15-29	1,414	1,654
30 Yr Pass Thru	7.000	08-15-29	30,150	35,482
30 Yr Pass Thru	7.000	08-20-29	5,176	6,062
30 Yr Pass Thru	7.000	09-20-29	40,078	46,995
30 Yr Pass Thru	7.000	10-20-29	1,256	1,471
30 Yr Pass Thru	7.000	08-20-30	1,130	1,332
30 Yr Pass Thru	7.000	10-20-30	4,495	5,304
30 Yr Pass Thru	7.000	02-20-31	814	960
30 Yr Pass Thru	7.000	03-20-31	35,043	41,299
30 Yr Pass Thru	7.000	04-15-31	1,098	1,303
30 Yr Pass Thru	7.000	04-20-31	1,878	2,215
30 Yr Pass Thru	7.000	05-20-31	1,301	1,535
30 Yr Pass Thru	7.000	06-15-31	20,893	24,710
30 Yr Pass Thru	7.000	07-15-31	103,641	122,818
30 Yr Pass Thru	7.000	07-20-31	1,112	1,311

26SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	08-15-31	1,646		$1,947
30 Yr Pass Thru	7.000	09-15-31	3,947		4,667
30 Yr Pass Thru	7.000	11-15-31	1,250		1,479
30 Yr Pass Thru	7.000	12-15-31	1,919		2,264
30 Yr Pass Thru	7.000	02-15-32	504		598
30 Yr Pass Thru	7.000	05-15-32	911		1,079
30 Yr Pass Thru	7.000	07-15-32	417		490
30 Yr Pass Thru	7.000	08-15-32	1,200		1,409
30 Yr Pass Thru	7.000	12-20-32	53,820		61,693
30 Yr Pass Thru	7.000	01-20-34	1,530		1,813
30 Yr Pass Thru	7.000	12-15-34	54,915		65,118
30 Yr Pass Thru	9.250	02-15-17	84		88
30 Yr Pass Thru	9.250	11-15-19	610		687
30 Yr Pass Thru	9.250	12-15-19	425		479
30 Yr Pass Thru	9.750	07-15-17	96		102
30 Yr Pass Thru	9.750	02-15-21	1,285		1,493
30 Yr Pass Thru	10.250	11-15-20	1,289		1,505
Foreign government obligations 15.0%					$135,765,435
(Cost $149,406,393)
Argentina 0.4%					3,746,922
Republic of Argentina (H)	2.600	12-31-38	EUR	170,000	95,860
Republic of Argentina	7.000	10-03-15		650,000	668,525
Republic of Argentina	7.000	04-17-17		1,310,000	1,279,870
Republic of Argentina (H)	8.280	12-31-33		224,326	229,934
Republic of Argentina (H)	8.750	06-02-17		390,000	392,921
Republic of Argentina	8.750	05-07-24		1,152,414	1,079,812
Australia 0.2%					1,466,469
New South Wales Treasury Corp.	4.000	04-20-23	AUD	1,275,000	982,812
New South Wales Treasury Corp.	6.000	03-01-22	AUD	565,000	483,657
Austria 0.1%					1,257,402
Republic of Austria (S)	3.150	06-20-44	EUR	98,000	143,985
Republic of Austria (S)	3.900	07-15-20	EUR	842,000	1,113,417
Barbados 0.0%					88,163
Government of Barbados	6.625	12-05-35		100,000	88,163
Belgium 0.1%					1,000,892
Kingdom of Belgium	4.000	03-28-22	EUR	349,000	479,371
Kingdom of Belgium (S)	5.000	03-28-35	EUR	305,000	521,521
Bermuda 0.1%					711,375
Government of Bermuda (S)	4.138	01-03-23		200,000	199,475
Government of Bermuda (S)	4.854	02-06-24		280,000	291,900
Government of Bermuda (S)	5.603	07-20-20		200,000	220,000

SEE NOTES TO FINANCIAL STATEMENTS27

	Rate (%)	Maturity date	Par value^		Value
Brazil 1.3%					$11,288,834
Banco Nacional de Desenvolvimento Economico e Social	5.750	09-26-23		400,000	376,000
Federative Republic of Brazil	2.875	04-01-21	EUR	100,000	108,546
Federative Republic of Brazil	4.250	01-07-25		360,000	333,360
Federative Republic of Brazil	5.625	01-07-41		1,410,000	1,254,900
Federative Republic of Brazil	6.000	08-15-20	BRL	739,000	522,507
Federative Republic of Brazil	6.000	08-15-22	BRL	771,000	536,041
Federative Republic of Brazil	6.000	08-15-24	BRL	494,000	339,329
Federative Republic of Brazil	6.000	05-15-45	BRL	79,000	52,201
Federative Republic of Brazil	6.000	08-15-50	BRL	210,000	135,881
Federative Republic of Brazil	10.000	01-01-17	BRL	9,108,000	2,434,364
Federative Republic of Brazil	10.000	01-01-18	BRL	549,000	142,587
Federative Republic of Brazil	10.000	01-01-21	BRL	11,540,000	2,781,533
Federative Republic of Brazil	10.000	01-01-23	BRL	3,544,000	818,456
Federative Republic of Brazil	10.000	01-01-25	BRL	6,500,000	1,453,129
Bulgaria 0.0%					382,817
Republic of Bulgaria	2.000	03-26-22	EUR	155,000	170,677
Republic of Bulgaria	2.625	03-26-27	EUR	200,000	212,140
Canada 0.4%					3,415,961
Government of Canada	2.750	06-01-22	CAD	193,000	162,589
Government of Canada	3.500	12-01-45	CAD	170,000	165,787
Province of British Columbia	3.700	12-18-20	CAD	976,000	827,760
Province of Manitoba	1.300	04-03-17		380,000	382,786
Province of Manitoba	3.050	05-14-24		60,000	61,830
Province of Ontario	1.200	02-14-18		125,000	124,764
Province of Ontario	2.500	09-10-21		560,000	567,330
Province of Ontario	2.850	06-02-23	CAD	520,000	418,312
Province of Ontario	3.500	06-02-43	CAD	99,000	79,156
Province of Quebec	3.500	12-01-22	CAD	315,000	264,551
Province of Quebec	5.000	12-01-38	CAD	370,000	361,096
Chile 0.0%					269,555
Bonos del Banco Central de Chile en Pesos	4.500	04-01-20	CLP	105,000,000	157,620
Republic of Chile	1.625	01-30-25	EUR	100,000	111,935
China 0.2%					1,572,401
Republic of China	1.940	08-18-18	CNY	7,000,000	1,039,457
Republic of China	2.480	12-01-20	CNY	500,000	75,276
Republic of China	3.000	11-21-19	CNY	500,000	76,124
Republic of China	3.100	06-29-22	CNY	1,500,000	224,796
Republic of China	3.800	05-22-21	CNY	1,000,000	156,748
Colombia 0.3%					2,913,587
Republic of Colombia	3.500	03-10-21	COP	459,434,759	152,486
Republic of Colombia	5.000	11-21-18	COP	758,500,000	240,612

28SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Colombia (continued)
Republic of Colombia	5.000	06-15-45		800,000	$711,000
Republic of Colombia	5.625	02-26-44		200,000	194,250
Republic of Colombia	6.000	04-28-28	COP	502,700,000	135,505
Republic of Colombia	6.125	01-18-41		425,000	440,938
Republic of Colombia	7.000	05-04-22	COP	779,200,000	251,672
Republic of Colombia	7.500	08-26-26	COP	965,600,000	301,767
Republic of Colombia	10.000	07-24-24	COP	1,290,600,000	485,357
Croatia 0.1%					968,502
Republic of Croatia	3.875	05-30-22	EUR	100,000	113,854
Republic of Croatia	5.875	07-09-18	EUR	210,000	259,111
Republic of Croatia	6.000	01-26-24		200,000	213,376
Republic of Croatia	6.625	07-14-20		150,000	163,530
Republic of Croatia	6.750	11-05-19		200,000	218,631
Cyprus 0.0%					270,908
Republic of Cyprus	3.875	05-06-22	EUR	239,000	270,908
Czech Republic 0.1%					900,576
Czech Republic	3.625	04-14-21	EUR	356,000	467,595
Czech Republic	3.875	05-24-22	EUR	320,000	432,981
Denmark 0.0%					123,687
Kingdom of Denmark	1.750	11-15-25	DKK	466,000	75,240
Kingdom of Denmark	3.000	11-15-21	DKK	40,000	6,964
Kingdom of Denmark	4.500	11-15-39	DKK	171,000	41,483
Dominican Republic 0.1%					674,263
Government of Dominican Republic (S)	5.500	01-27-25		255,000	252,450
Government of Dominican Republic (S)	6.850	01-27-45		110,000	109,175
Government of Dominican Republic	6.850	01-27-45		315,000	312,638
Ecuador 0.0%					196,250
Republic of Ecuador (S)	10.500	03-24-20		250,000	196,250
Egypt 0.0%					193,280
Arab Republic of Egypt (S)	5.875	06-11-25		200,000	193,280
El Salvador 0.1%					434,700
Republic of El Salvador (S)	6.375	01-18-27		460,000	434,700
France 0.3%					2,829,404
Government of France	1.000	11-25-18	EUR	398,000	460,604
Government of France	1.750	11-25-24	EUR	171,000	203,873
Government of France	3.750	04-25-21	EUR	897,000	1,193,871
Government of France	4.000	10-25-38	EUR	625,000	971,056
Germany 0.3%					2,989,568
Federal Republic of Germany	0.500	02-15-25	EUR	1,272,000	1,396,145

SEE NOTES TO FINANCIAL STATEMENTS29

	Rate (%)	Maturity date	Par value^		Value
Germany (continued)
Federal Republic of Germany	2.500	07-04-44	EUR	855,000	$1,191,882
Federal Republic of Germany	2.500	08-15-46	EUR	287,000	401,541
Ghana 0.0%					180,040
Republic of Ghana	8.125	01-18-26		200,000	180,040
Greece 0.0%					411,925
Republic of Greece (S)	3.375	07-17-17	EUR	385,000	374,758
Republic of Greece (S)	4.750	04-17-19	EUR	40,000	37,167
Grenada 0.0%					28,420
Government of Grenada (H)	2.500	09-15-25		98,000	28,420
Hungary 0.1%					943,961
Republic of Hungary	5.500	06-24-25	HUF	39,690,000	162,486
Republic of Hungary	6.000	11-24-23	HUF	16,760,000	70,540
Republic of Hungary	6.500	06-24-19	HUF	50,670,000	207,981
Republic of Hungary	7.000	06-24-22	HUF	115,020,000	502,954
Iceland 0.0%					140,318
Republic of Iceland (S)	4.875	06-16-16		137,000	140,318
India 0.1%					424,294
Export-Import Bank of India	8.150	03-05-25	INR	7,000,000	104,753
Republic of India	8.400	07-28-24	INR	20,710,000	319,541
Indonesia 0.9%					8,308,222
Perusahaan Penerbit SBSN Indonesia III	3.300	11-21-22		220,000	202,950
Perusahaan Penerbit SBSN Indonesia III (S)	4.325	05-28-25		200,000	187,000
Perusahaan Penerbit SBSN Indonesia III	4.350	09-10-24		300,000	286,500
Republic of Indonesia (S)	2.875	07-08-21	EUR	130,000	144,056
Republic of Indonesia	3.375	04-15-23		400,000	370,000
Republic of Indonesia (S)	3.375	07-30-25	EUR	235,000	252,997
Republic of Indonesia (S)	3.750	04-25-22		1,075,000	1,030,710
Republic of Indonesia	4.625	04-15-43		420,000	359,100
Republic of Indonesia (S)	4.875	05-05-21		220,000	229,350
Republic of Indonesia	5.250	01-17-42		300,000	278,250
Republic of Indonesia	5.625	05-15-23	IDR	7,250,000,000	424,669
Republic of Indonesia	6.125	05-15-28	IDR	18,138,000,000	999,126
Republic of Indonesia	7.000	05-15-22	IDR	6,938,000,000	448,758
Republic of Indonesia	7.000	05-15-27	IDR	8,593,000,000	518,430
Republic of Indonesia	7.750	01-17-38		350,000	424,813
Republic of Indonesia	7.875	04-15-19	IDR	880,000,000	61,459
Republic of Indonesia	8.250	07-15-21	IDR	2,129,000,000	149,353
Republic of Indonesia	8.250	06-15-32	IDR	6,135,000,000	397,574
Republic of Indonesia	8.375	03-15-24	IDR	13,211,000,000	918,480
Republic of Indonesia	9.500	05-15-41	IDR	3,402,000,000	242,106

30SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Indonesia (continued)
Republic of Indonesia	10.000	09-15-24	IDR	5,040,000,000	$382,541
Ireland 0.2%					1,322,937
Republic of Ireland	4.500	10-18-18	EUR	66,000	84,294
Republic of Ireland	4.500	04-18-20	EUR	316,000	420,413
Republic of Ireland	5.400	03-13-25	EUR	540,000	818,230
Israel 0.0%					274,555
Government of Israel	4.250	03-31-23	ILS	899,000	274,555
Italy 1.1%					9,638,217
Republic of Italy	0.700	05-01-20	EUR	820,000	911,466
Republic of Italy	1.150	05-15-17	EUR	785,000	895,507
Republic of Italy	1.500	06-01-25	EUR	1,360,000	1,467,003
Republic of Italy	1.700	09-15-18	EUR	406,080	477,209
Republic of Italy	3.500	12-01-18	EUR	746,000	917,974
Republic of Italy	3.750	03-01-21	EUR	58,000	74,197
Republic of Italy	3.750	05-01-21	EUR	705,000	901,010
Republic of Italy	4.250	09-01-19	EUR	376,000	480,629
Republic of Italy	4.250	03-01-20	EUR	320,000	412,821
Republic of Italy	4.500	08-01-18	EUR	879,000	1,103,054
Republic of Italy	4.500	02-01-20	EUR	314,000	408,450
Republic of Italy	4.750	09-01-21	EUR	230,000	309,765
Republic of Italy (S)	4.750	09-01-44	EUR	580,000	875,754
Republic of Italy	5.000	09-01-40	EUR	263,000	403,378
Ivory Coast 0.1%					1,005,449
Republic of Ivory Coast	5.375	07-23-24		530,000	478,855
Republic of Ivory Coast	5.750	12-31-32		585,000	526,594
Jamaica 0.2%					1,417,845
Government of Jamaica	6.750	04-28-28		315,000	314,213
Government of Jamaica	7.625	07-09-25		440,000	479,600
Government of Jamaica	7.875	07-28-45		200,000	198,000
Government of Jamaica	8.000	06-24-19		220,000	240,900
Government of Jamaica	8.500	11-16-21		61,905	67,007
Government of Jamaica	10.625	06-20-17		105,000	118,125
Japan 1.4%					12,967,224
Government of Japan	0.100	02-15-16	JPY	161,000,000	1,328,557
Government of Japan	0.400	03-20-25	JPY	154,500,000	1,279,202
Government of Japan	1.200	12-20-34	JPY	253,050,000	2,116,115
Government of Japan	1.400	09-20-34	JPY	226,400,000	1,962,781
Government of Japan	1.500	06-20-34	JPY	21,650,000	191,435
Government of Japan	1.700	06-20-32	JPY	25,650,000	237,101
Government of Japan	1.700	09-20-44	JPY	165,200,000	1,456,379
Government of Japan	2.200	09-20-39	JPY	56,200,000	548,441

SEE NOTES TO FINANCIAL STATEMENTS31

	Rate (%)	Maturity date	Par value^		Value
Japan (continued)
Government of Japan, CPI Linked Bond	0.100	09-10-23	JPY	109,190,400	$950,682
Government of Japan, CPI Linked Bond	0.100	03-10-24	JPY	193,264,000	1,685,072
Government of Japan, CPI Linked Bond	0.100	09-10-24	JPY	61,500,000	539,010
Government of Japan, CPI Linked Bond	0.100	03-10-25	JPY	76,653,000	672,449
Kenya 0.0%					193,440
Republic of Kenya	6.875	06-24-24		200,000	193,440
Lithuania 0.0%					230,450
Republic of Lithuania	4.850	02-07-18	EUR	184,000	230,450
Malaysia 0.2%					1,780,922
Government of Malaysia	3.418	08-15-22	MYR	2,419,000	542,785
Government of Malaysia	3.795	09-30-22	MYR	735,000	169,132
Government of Malaysia	4.160	07-15-21	MYR	691,000	164,433
Government of Malaysia	4.232	06-30-31	MYR	1,290,000	288,256
Government of Malaysia	4.240	02-07-18	MYR	1,653,000	398,698
Government of Malaysia	4.378	11-29-19	MYR	280,000	67,074
Government of Malaysia	4.498	04-15-30	MYR	471,000	110,343
Government of Malaysia	4.935	09-30-43	MYR	170,000	40,201
Mexico 1.6%					14,670,565
Government of Mexico	2.000	06-09-22	MXN	3,240,124	185,937
Government of Mexico	2.500	12-10-20	MXN	1,275,937	76,855
Government of Mexico	3.625	03-15-22		364,000	364,910
Government of Mexico	3.625	04-09-29	EUR	100,000	117,834
Government of Mexico	4.000	10-02-23		270,000	274,050
Government of Mexico	4.500	12-04-25	MXN	2,726,575	184,336
Government of Mexico	4.600	01-23-46		645,000	587,756
Government of Mexico	4.750	03-08-44		770,000	718,025
Government of Mexico	5.000	12-11-19	MXN	5,003,000	296,083
Government of Mexico	5.500	02-17-20	EUR	100,000	131,909
Government of Mexico	5.750	10-12-10		100,000	95,500
Government of Mexico	6.050	01-11-40		124,000	138,880
Government of Mexico	6.500	06-10-21	MXN	3,580,000	223,209
Government of Mexico	6.500	06-09-22	MXN	19,192,000	1,193,004
Government of Mexico	7.500	06-03-27	MXN	9,783,000	645,203
Government of Mexico	7.750	12-14-17	MXN	23,210,000	1,486,250
Government of Mexico	7.750	11-13-42	MXN	37,602,000	2,545,690
Government of Mexico	8.000	06-11-20	MXN	6,815,000	453,427
Government of Mexico	8.000	12-07-23	MXN	25,769,000	1,742,793
Government of Mexico	8.500	12-13-18	MXN	16,943,000	1,120,516
Government of Mexico	8.500	11-18-38	MXN	9,110,000	661,005
Government of Mexico	10.000	12-05-24	MXN	18,150,000	1,387,604
Government of Mexico	10.000	11-20-36	MXN	480,000	39,789

32SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Mongolia 0.0%					$340,000
Government of Mongolia (S)	4.125	01-05-18		200,000	181,000
Government of Mongolia	5.125	12-05-22		200,000	159,000
Morocco 0.1%					717,918
Kingdom of Morocco	3.500	06-19-24	EUR	100,000	113,898
Kingdom of Morocco (S)	4.250	12-11-22		600,000	604,020
Namibia 0.0%					369,079
Republic of Namibia	5.500	11-03-21		350,000	369,079
Netherlands 0.1%					1,054,855
Kingdom of Netherlands	5.500	01-15-28	EUR	627,000	1,054,855
Norway 0.0%					264,784
Government of Norway (S)	3.000	03-14-24	NOK	714,000	97,316
Government of Norway (S)	4.250	05-19-17	NOK	1,304,000	167,468
Pakistan 0.0%					357,438
Islamic Republic of Pakistan (S)	6.750	12-03-19		350,000	357,438
Peru 0.0%					337,347
Republic of Peru (S)	5.700	08-12-24	PEN	751,000	209,993
Republic of Peru	6.900	08-12-37	PEN	453,000	127,354
Philippines 0.0%					220,154
Republic of Philippines	4.950	01-15-21	PHP	10,000,000	220,154
Poland 0.4%					3,167,227
Republic of Poland	1.500	04-25-20	PLN	1,105,000	280,438
Republic of Poland	2.500	07-25-18	PLN	1,845,000	494,091
Republic of Poland	3.250	07-25-19	PLN	1,111,000	304,440
Republic of Poland	3.250	07-25-25	PLN	1,075,000	291,188
Republic of Poland	3.750	01-19-23	EUR	245,000	326,971
Republic of Poland	4.000	10-25-23	PLN	2,323,000	665,349
Republic of Poland	5.500	10-25-19	PLN	656,000	195,291
Republic of Poland	5.750	10-25-21	PLN	895,000	278,281
Republic of Poland	5.750	09-23-22	PLN	524,000	164,737
Republic of Poland	5.750	04-25-29	PLN	490,000	166,441
Romania 0.3%					2,264,237
Government of Romania	4.625	09-18-20	EUR	410,000	529,734
Government of Romania	4.875	11-07-19	EUR	184,000	237,965
Government of Romania	5.750	04-29-20	RON	590,000	168,566
Government of Romania	5.850	04-26-23	RON	2,590,000	752,307
Government of Romania	5.900	07-26-17	RON	370,000	100,784
Government of Romania	5.950	06-11-21	RON	1,520,000	439,690
Government of Romania	6.500	06-18-18	EUR	27,000	35,191

SEE NOTES TO FINANCIAL STATEMENTS33

	Rate (%)	Maturity date	Par value^		Value
Russia 0.6%					$5,058,725
Government of Russia	3.500	01-16-19		200,000	195,840
Government of Russia	4.500	04-04-22		1,200,000	1,145,918
Government of Russia	4.875	09-16-23		600,000	573,828
Government of Russia	5.000	04-29-20		100,000	100,742
Government of Russia	7.050	01-19-28	RUB	11,000,000	123,274
Government of Russia	7.500	03-15-18	RUB	7,100,000	101,021
Government of Russia	7.500	02-27-19	RUB	1,107,000	15,263
Government of Russia	7.500	03-31-30		1,730,000	2,025,519
Government of Russia	7.600	07-20-22	RUB	44,332,000	565,580
Government of Russia	8.150	02-03-27	RUB	17,046,000	211,740
Serbia 0.3%					2,558,191
Republic of Serbia	4.875	02-25-20		800,000	807,560
Republic of Serbia	5.250	11-21-17		460,000	476,229
Republic of Serbia	6.750	11-01-24		254,381	257,560
Republic of Serbia	7.250	09-28-21		900,000	1,016,842
Singapore 0.0%					201,271
Republic of Singapore	3.125	09-01-22	SGD	276,000	201,271
Slovenia 0.1%					1,055,911
Republic of Slovenia	1.500	03-25-35	EUR	189,000	176,032
Republic of Slovenia	2.125	07-28-25	EUR	80,000	90,679
Republic of Slovenia	3.000	04-08-21	EUR	70,000	86,402
Republic of Slovenia	5.125	03-30-26	EUR	97,000	139,440
Republic of Slovenia	5.850	05-10-23		494,000	563,358
South Africa 0.6%					5,382,290
Republic of South Africa	4.665	01-17-24		550,000	551,210
Republic of South Africa	5.500	03-09-20		110,000	118,250
Republic of South Africa	5.875	09-16-25		1,000,000	1,079,776
Republic of South Africa	6.500	02-28-41	ZAR	5,433,000	311,226
Republic of South Africa	6.750	03-31-21	ZAR	4,620,000	329,494
Republic of South Africa	6.875	05-27-19		125,000	140,470
Republic of South Africa	7.000	02-28-31	ZAR	7,235,000	464,159
Republic of South Africa	7.250	01-15-20	ZAR	3,400,000	250,715
Republic of South Africa	7.750	02-28-23	ZAR	6,360,000	467,978
Republic of South Africa	8.000	12-21-18	ZAR	6,587,000	502,166
Republic of South Africa	8.750	02-28-48	ZAR	5,879,000	433,826
Republic of South Africa	10.500	12-21-26	ZAR	7,562,000	658,731
Republic of South Africa, CPI Linked Bond	5.500	12-07-23	ZAR	764,204	74,289
South Korea 0.2%					1,726,815
Republic of Korea	2.750	09-10-19	KRW	778,050,000	680,107
Republic of Korea	3.000	09-10-24	KRW	1,169,430,000	1,046,708

34SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Spain 0.3%					$2,231,789
Instituto de Credito Oficial	1.875	12-15-17	GBP	140,000	215,055
Instituto de Credito Oficial	6.000	03-08-21	EUR	109,000	152,593
Kingdom of Spain (S)	3.800	01-31-17	EUR	100,000	118,058
Kingdom of Spain (S)	4.100	07-30-18	EUR	244,000	302,554
Kingdom of Spain	4.250	10-31-16	EUR	96,000	112,973
Kingdom of Spain	4.500	01-31-18	EUR	152,000	187,589
Kingdom of Spain (S)	5.150	10-31-44	EUR	210,000	325,091
Kingdom of Spain (S)	5.500	07-30-17	EUR	389,000	480,806
Kingdom of Spain	5.750	07-30-32	EUR	33,000	52,221
Kingdom of Spain (S)	5.850	01-31-22	EUR	200,000	284,849
Sri Lanka 0.1%					452,125
Republic of Sri Lanka	6.250	10-04-20		100,000	101,250
Republic of Sri Lanka	6.250	07-27-21		350,000	350,875
Sweden 0.1%					452,015
Svensk Exportkredit AB	5.125	03-01-17		425,000	452,015
Tanzania 0.0%					297,000
United Republic of Tanzania (P)	6.397	03-09-20		300,000	297,000
Thailand 0.2%					1,367,466
Kingdom of Thailand	2.800	10-10-17	THB	1,533,000	43,836
Kingdom of Thailand	3.450	03-08-19	THB	2,715,000	79,511
Kingdom of Thailand	3.625	06-16-23	THB	6,438,000	190,820
Kingdom of Thailand	3.650	12-17-21	THB	14,664,000	434,815
Kingdom of Thailand	3.775	06-25-32	THB	7,606,000	219,333
Kingdom of Thailand	3.850	12-12-25	THB	2,023,000	61,686
Kingdom of Thailand	4.750	12-20-24	THB	10,445,000	337,465
Turkey 0.7%					6,132,756
Hazine Mustesarligi Varlik Kiralama AS (S)	4.489	11-25-24		205,000	197,313
Hazine Mustesarligi Varlik Kiralama AS	4.489	11-25-24		600,000	577,500
Republic of Turkey	3.250	03-23-23		300,000	273,261
Republic of Turkey	4.250	04-14-26		250,000	234,245
Republic of Turkey	5.125	03-25-22		800,000	825,360
Republic of Turkey	6.000	01-14-41		915,000	932,839
Republic of Turkey	6.750	05-30-40		250,000	277,590
Republic of Turkey	6.875	03-17-36		360,000	403,769
Republic of Turkey	7.000	06-05-20		681,000	765,723
Republic of Turkey	7.100	03-08-23	TRY	1,003,000	291,391
Republic of Turkey	7.500	11-07-19		200,000	228,108
Republic of Turkey	8.300	10-07-15	TRY	60,000	20,588
Republic of Turkey	8.500	09-14-22	TRY	1,680,000	529,925
Republic of Turkey	10.400	03-20-24	TRY	883,000	309,170
Republic of Turkey	10.500	01-15-20	TRY	763,000	265,974

SEE NOTES TO FINANCIAL STATEMENTS35

	Rate (%)	Maturity date	Par value^		Value
Ukraine 0.3%					$2,643,215
Financing of Infrastructure Projects State Enterprise	9.000	12-07-17		500,000	355,020
Republic of Ukraine (S)	6.250	06-17-16		400,000	284,000
Republic of Ukraine	6.250	06-17-16		400,000	284,000
Republic of Ukraine	6.580	11-21-16		1,995,000	1,426,425
Republic of Ukraine	6.750	11-14-17		150,000	108,000
Republic of Ukraine	9.250	07-24-17		260,000	185,770
United Kingdom 0.5%					4,632,502
Government of United Kingdom	1.750	07-22-19	GBP	227,000	355,688
Government of United Kingdom	3.750	09-07-21	GBP	25,000	43,327
Government of United Kingdom	4.250	09-07-39	GBP	352,000	706,658
Government of United Kingdom	4.250	12-07-46	GBP	728,000	1,532,013
Government of United Kingdom	4.500	12-07-42	GBP	716,000	1,521,910
Government of United Kingdom	4.750	12-07-30	GBP	234,000	472,906
Venezuela 0.1%					471,149
Republic of Venezuela	7.650	04-21-25		1,033,000	364,649
Republic of Venezuela	8.250	10-13-24		300,000	106,500
Vietnam 0.0%					192,000
Socialist Republic of Vietnam (S)	4.800	11-19-24		200,000	192,000
Zambia 0.0%					182,876
Republic of Zambia (S)	8.500	04-14-24		200,000	182,876
Corporate bonds 34.3%					$309,602,442
(Cost $320,264,203)
Consumer discretionary 6.8%					61,302,020
Auto components 0.3%
Affinia Group, Inc.	7.750	05-01-21		200,000	212,000
CAR, Inc. (S)	6.125	02-04-20		200,000	197,502
Delphi Corp.	4.150	03-15-24		120,000	122,100
Delphi Corp.	5.000	02-15-23		420,000	436,800
Gestamp Funding Luxembourg SA (S)	5.625	05-31-20		325,000	334,750
GKN Holdings PLC	5.375	09-19-22	GBP	100,000	168,637
GKN Holdings PLC	6.750	10-28-19	GBP	13,000	22,755
Metaldyne Performance Group, Inc.	7.375	10-15-22		450,000	472,500
Nexteer Automotive Group, Ltd. (S)	5.875	11-15-21		275,000	269,500
Schaeffler Holding Finance BV, PIK (S)	6.250	11-15-19		200,000	210,500
Schaeffler Holding Finance BV, PIK (S)	6.875	08-15-18		275,000	283,800
Automobiles 0.6%
Ford Motor Company	4.750	01-15-43		235,000	222,615
Ford Motor Credit Company LLC	1.684	09-08-17		245,000	243,393
Ford Motor Credit Company LLC	3.000	06-12-17		250,000	254,297
Ford Motor Credit Company LLC	5.750	02-01-21		200,000	223,843

36SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Company	3.500	10-02-18		160,000	$162,250
General Motors Company	4.000	04-01-25		380,000	360,211
General Motors Company	5.000	04-01-35		390,000	366,457
General Motors Company	6.250	10-02-43		255,000	272,910
General Motors Financial Company, Inc.	3.000	09-25-17		450,000	452,138
General Motors Financial Company, Inc.	3.150	01-15-20		535,000	528,248
General Motors Financial Company, Inc.	3.500	07-10-19		200,000	201,544
General Motors Financial Company, Inc.	4.750	08-15-17		195,000	202,192
General Motors Financial International BV	1.875	10-15-19	EUR	100,000	113,318
Hyundai Capital America (S)	1.450	02-06-17		85,000	84,808
Hyundai Capital America (S)	1.625	10-02-15		150,000	150,009
Hyundai Capital America (S)	1.875	08-09-16		100,000	100,452
Hyundai Capital America (S)	2.000	03-19-18		285,000	283,453
Hyundai Capital Services, Inc. (S)	3.500	09-13-17		200,000	205,713
Omega US Sub LLC (S)	8.750	07-15-23		400,000	366,000
Volkswagen International Finance NV (4.625% to 3-24-26, then 12 Year Euro Swap Rate + 2.967%) (Q)	4.625	03-24-26	EUR	171,000	198,661
Diversified consumer services 0.2%
Cable One, Inc. (S)	5.750	06-15-22		150,000	151,500
Igloo Holdings Corp., PIK (S)	8.250	12-15-17		200,000	201,500
Laureate Education, Inc. (S)	10.000	09-01-19		675,000	566,156
Monitronics International, Inc.	9.125	04-01-20		325,000	303,875
Nord Anglia Education Finance LLC (S)	5.750	07-15-22	CHF	150,000	158,473
Hotels, restaurants and leisure 0.9%
24 Hour Holdings III LLC (S)	8.000	06-01-22		300,000	238,500
Boyd Gaming Corp.	6.875	05-15-23		250,000	256,875
Brinker International, Inc.	2.600	05-15-18		75,000	75,285
Carnival Corp.	1.200	02-05-16		90,000	90,050
Cirsa Funding Luxembourg SA (S)	5.875	05-15-23	EUR	375,000	374,560
Cirsa Funding Luxembourg SA (S)	8.750	05-15-18	EUR	265,541	301,404
Cirsa Funding Luxembourg SA	8.750	05-15-18	EUR	63,730	72,337
Eldorado Resorts, Inc. (S)	7.000	08-01-23		175,000	174,344
Graton Economic Development Authority (S)	9.625	09-01-19		650,000	697,125
Great Canadian Gaming Corp. (S)	6.625	07-25-22	CAD	200,000	156,583
InterContinental Hotels Group PLC	3.875	11-28-22	GBP	100,000	155,891
International Game Technology PLC (S)	6.250	02-15-22		200,000	192,376
International Game Technology PLC (S)	6.500	02-15-25		300,000	284,250
Intralot Finance Luxembourg SA (S)	9.750	08-15-18	EUR	175,000	199,597
LTF Merger Sub, Inc. (S)	8.500	06-15-23		325,000	316,875
MGM Resorts International	6.000	03-15-23		650,000	659,750
MGM Resorts International	6.625	12-15-21		125,000	132,813
MGM Resorts International	6.750	10-01-20		175,000	186,375

SEE NOTES TO FINANCIAL STATEMENTS37

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc. (S)	4.625	01-15-22		350,000	$351,750
Peninsula Gaming LLC (S)	8.375	02-15-18		250,000	260,000
PF Chang's China Bistro, Inc. (S)	10.250	06-30-20		325,000	325,000
Pinnacle Entertainment, Inc.	7.500	04-15-21		400,000	423,000
Playa Resorts Holding BV (S)	8.000	08-15-20		300,000	304,500
Sabre GLBL, Inc. (S)	5.375	04-15-23		150,000	147,000
Scientific Games International, Inc. (S)	7.000	01-01-22		225,000	230,063
Seminole Hard Rock Entertainment, Inc. (S)	5.875	05-15-21		250,000	248,125
Shingle Springs Tribal Gaming Authority (S)	9.750	09-01-21		200,000	210,500
Station Casinos LLC	7.500	03-01-21		25,000	26,448
Studio City Finance, Ltd. (S)	8.500	12-01-20		325,000	318,500
Wyndham Worldwide Corp.	2.950	03-01-17		45,000	45,457
Wyndham Worldwide Corp.	4.250	03-01-22		180,000	176,107
Wynn Macau, Ltd. (S)	5.250	10-15-21		400,000	367,000
Household durables 0.4%
Argos Merger Sub, Inc. (S)	7.125	03-15-23		325,000	340,438
Dometic Group AB, PIK (S)	9.500	06-26-19	EUR	375,000	429,223
Magnolia BC SA (S)	9.000	08-01-20	EUR	325,000	391,048
Mohawk Industries, Inc.	2.000	01-14-22	EUR	150,000	168,710
Mohawk Industries, Inc.	3.850	02-01-23		340,000	342,819
Mohawk Industries, Inc.	6.125	01-15-16		205,000	208,797
Newell Rubbermaid, Inc.	2.050	12-01-17		50,000	50,040
NVR, Inc.	3.950	09-15-22		85,000	86,007
RSI Home Products, Inc. (S)	6.500	03-15-23		350,000	357,000
Shea Homes LP (S)	5.875	04-01-23		150,000	153,375
Taylor Morrison Communities, Inc. (S)	5.875	04-15-23		200,000	200,500
Tupperware Brands Corp.	4.750	06-01-21		160,000	165,677
Whirlpool Corp.	1.650	11-01-17		75,000	74,879
William Lyon Homes, Inc.	7.000	08-15-22		325,000	335,563
William Lyon Homes, Inc.	8.500	11-15-20		450,000	486,000
Internet and catalog retail 0.3%
Amazon.com, Inc.	3.800	12-05-24		305,000	304,849
Amazon.com, Inc.	4.800	12-05-34		210,000	210,920
Amazon.com, Inc.	4.950	12-05-44		635,000	633,534
Expedia, Inc.	2.500	06-03-22	EUR	100,000	109,323
Expedia, Inc.	4.500	08-15-24		165,000	164,522
QVC, Inc.	3.125	04-01-19		460,000	454,897
QVC, Inc.	4.375	03-15-23		545,000	520,941
QVC, Inc.	4.850	04-01-24		70,000	67,066
The Priceline Group, Inc.	3.650	03-15-25		450,000	434,274
Leisure products 0.1%
AMC Entertainment, Inc.	5.750	06-15-25		500,000	497,500

38SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Leisure products (continued)
Apple, Inc.	3.050	07-31-29	GBP	100,000	$149,028
GLP Capital LP	4.375	11-01-18		325,000	334,750
Vista Outdoor, Inc. (S)	5.875	10-01-23		175,000	178,063
Media 3.3%
21st Century Fox America, Inc.	6.400	12-15-35		205,000	231,776
21st Century Fox America, Inc.	8.250	08-10-18		145,000	169,903
Altice Financing SA (S)	6.500	01-15-22		725,000	726,813
Altice Financing SA (S)	8.000	12-15-19	EUR	100,000	118,106
Altice Finco SA (S)	8.125	01-15-24		400,000	404,000
Altice Finco SA (S)	9.875	12-15-20		400,000	439,000
Altice SA (S)	7.250	05-15-22	EUR	100,000	112,776
Altice SA (S)	7.625	02-15-25		1,435,000	1,363,250
Altice SA (S)	7.750	05-15-22		450,000	438,750
AMC Networks, Inc.	4.750	12-15-22		225,000	221,760
Arqiva Broadcast Finance PLC	9.500	03-31-20	GBP	100,000	166,721
Arqiva Broadcast Finance PLC (S)	9.500	03-31-20	GBP	600,000	1,000,326
Bertelsmann SE & Company KGaA (P)	3.000	04-23-75	EUR	100,000	107,250
Bertelsmann SE & Company KGaA (P)	3.500	04-23-75	EUR	100,000	101,828
CCO Holdings LLC (S)	5.125	05-01-23		550,000	550,000
CCO Holdings LLC	5.250	09-30-22		50,000	50,400
CCO Holdings LLC	5.750	09-01-23		350,000	357,875
CCO Holdings LLC	5.750	01-15-24		1,350,000	1,377,000
CCO Safari II LLC (S)	4.908	07-23-25		595,000	590,917
CCO Safari II LLC (S)	6.484	10-23-45		330,000	334,690
Cequel Communications Holdings I LLC (S)	5.125	12-15-21		700,000	641,375
Cequel Communications Holdings I LLC (S)	6.375	09-15-20		275,000	269,981
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22		675,000	697,275
Cumulus Media Holdings, Inc.	7.750	05-01-19		125,000	103,750
DISH DBS Corp.	5.125	05-01-20		350,000	343,000
DISH DBS Corp.	6.750	06-01-21		125,000	125,488
DreamWorks Animation SKG, Inc. (S)	6.875	08-15-20		100,000	94,000
iHeartCommunications, Inc.	9.000	12-15-19		550,000	514,597
iHeartCommunications, Inc.	10.000	01-15-18		375,000	272,344
Lamar Media Corp.	5.875	02-01-22		275,000	287,375
LGE HoldCo VI BV (S)	7.125	05-15-24	EUR	325,000	397,383
McGraw-Hill Global Education Holdings LLC	9.750	04-01-21		75,000	82,500
MDC Partners, Inc. (S)	6.750	04-01-20		650,000	644,313
Mediacom Broadband LLC	6.375	04-01-23		325,000	323,375
MHGE Parent LLC (S)	8.500	08-01-19		100,000	101,000
MPL 2 Acquisition Canco, Inc. (S)	9.875	08-15-18		300,000	313,500
Myriad International Holdings BV (S)	5.500	07-21-25		200,000	198,500
Numericable Group SA (S)	4.875	05-15-19		200,000	201,500
Numericable Group SA	5.625	05-15-24	EUR	100,000	114,453

SEE NOTES TO FINANCIAL STATEMENTS39

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Numericable-SFR SAS (S)	6.250	05-15-24		725,000	$724,775
Omnicom Group, Inc.	3.625	05-01-22		95,000	94,028
Omnicom Group, Inc.	3.650	11-01-24		550,000	534,640
Omnicom Group, Inc.	5.900	04-15-16		260,000	267,083
Outerwall, Inc.	5.875	06-15-21		150,000	141,750
ProSiebenSat.1 Media AG	2.625	04-15-21	EUR	100,000	116,478
Regal Entertainment Group	5.750	03-15-22		650,000	654,515
SES Global Americas Holdings GP (S)	2.500	03-25-19		110,000	109,380
SES SA (S)	3.600	04-04-23		185,000	185,475
Sinclair Television Group, Inc.	6.125	10-01-22		375,000	376,875
Sirius XM Radio, Inc. (S)	5.250	08-15-22		660,000	693,000
TEGNA, Inc.	5.125	10-15-19		200,000	206,500
TEGNA, Inc.	6.375	10-15-23		250,000	261,875
The Interpublic Group of Companies, Inc.	2.250	11-15-17		260,000	260,421
The Interpublic Group of Companies, Inc.	3.750	02-15-23		65,000	63,159
The Interpublic Group of Companies, Inc.	4.000	03-15-22		125,000	125,824
The Interpublic Group of Companies, Inc.	4.200	04-15-24		530,000	527,030
Thomson Reuters Corp.	1.300	02-23-17		120,000	119,549
Thomson Reuters Corp.	3.850	09-29-24		200,000	196,611
Time Warner Cable, Inc.	4.000	09-01-21		50,000	50,265
Time Warner Cable, Inc.	5.000	02-01-20		120,000	128,962
Time Warner Cable, Inc.	6.550	05-01-37		95,000	95,401
Time Warner Cable, Inc.	6.750	07-01-18		80,000	88,626
Time Warner Cable, Inc.	6.750	06-15-39		90,000	91,447
Time Warner Cable, Inc.	8.250	04-01-19		490,000	572,344
Time Warner Cable, Inc.	8.750	02-14-19		25,000	29,533
Time Warner, Inc.	1.950	09-15-23	EUR	100,000	111,880
Time, Inc. (S)	5.750	04-15-22		300,000	288,000
Townsquare Media, Inc. (S)	6.500	04-01-23		200,000	190,000
Tribune Media Company (S)	5.875	07-15-22		625,000	629,688
Unitymedia GmbH (S)	6.125	01-15-25		350,000	359,844
Unitymedia Hessen GmbH & Company KG (S)	4.000	01-15-25	EUR	100,000	112,126
Unitymedia Hessen GmbH & Company KG (S)	5.000	01-15-25		700,000	684,250
Univision Communications, Inc. (S)	5.125	05-15-23		250,000	246,250
Univision Communications, Inc. (S)	5.125	02-15-25		600,000	582,000
Univision Communications, Inc. (S)	6.750	09-15-22		615,000	650,363
Virgin Media Finance PLC (S)	6.000	10-15-24		200,000	205,250
Virgin Media Finance PLC (S)	7.000	04-15-23	GBP	375,000	609,245
Virgin Media Secured Finance PLC (S)	5.250	01-15-26		200,000	194,000
VTR Finance BV (S)	6.875	01-15-24		825,000	812,625
WideOpenWest Finance LLC	13.375	10-15-19		575,000	609,500

40SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
WMG Acquisition Corp. (S)	6.000	01-15-21		158,000	$161,160
WMG Acquisition Corp. (S)	6.750	04-15-22		350,000	334,250
WPP Finance 2010	3.625	09-07-22		275,000	274,325
WPP Finance 2010	3.750	09-19-24		420,000	410,064
WPP Finance 2010	4.750	11-21-21		175,000	189,079
WPP PLC	6.000	04-04-17	GBP	50,000	81,761
Ziggo Bond Finance BV (S)	4.625	01-15-25	EUR	100,000	106,604
Ziggo Bond Finance BV (S)	5.875	01-15-25		200,000	193,000
Multiline retail 0.2%
99 Cents Only Stores	11.000	12-15-19		325,000	265,688
Dollar General Corp.	4.125	07-15-17		240,000	248,234
Dollar Tree, Inc. (S)	5.250	03-01-20		150,000	157,125
Dollar Tree, Inc. (S)	5.750	03-01-23		1,000,000	1,047,500
Marks & Spencer PLC	4.750	06-12-25	GBP	100,000	165,277
Next PLC	5.875	10-12-16	GBP	50,000	80,224
SACI Falabella (S)	4.375	01-27-25		200,000	201,000
Specialty retail 0.4%
Chinos Intermediate Holdings A, Inc., PIK (S)	7.750	05-01-19		50,000	21,250
DBP Holding Corp. (S)	7.750	10-15-20		300,000	197,250
Group 1 Automotive, Inc.	5.000	06-01-22		175,000	173,688
Guitar Center, Inc. (S)	6.500	04-15-19		375,000	349,688
Guitar Center, Inc. (S)	9.625	04-15-20		200,000	175,000
Jo-Ann Stores, Inc. (S)	8.125	03-15-19		200,000	187,000
New Look Secured Issuer PLC (S)	6.500	07-01-22	GBP	300,000	444,238
New Look Senior Issuer PLC (S)	8.000	07-01-23	GBP	100,000	146,161
O'Reilly Automotive, Inc.	3.800	09-01-22		25,000	25,347
O'Reilly Automotive, Inc.	3.850	06-15-23		85,000	86,157
O'Reilly Automotive, Inc.	4.875	01-14-21		350,000	383,812
Outerwall, Inc.	6.000	03-15-19		550,000	550,688
Party City Holdings, Inc. (S)	6.125	08-15-23		200,000	201,375
Penske Automotive Group, Inc.	5.750	10-01-22		275,000	283,250
Sonic Automotive, Inc.	5.000	05-15-23		175,000	171,063
Sonic Automotive, Inc.	7.000	07-15-22		225,000	241,313
The Men's Wearhouse, Inc.	7.000	07-01-22		175,000	185,063
Textiles, apparel and luxury goods 0.1%
INVISTA Finance LLC (S)	4.250	10-15-19		395,000	391,050
Levi Strauss & Company	6.875	05-01-22		275,000	296,313
Quiksilver, Inc.	10.000	08-01-20		50,000	12,000
Springs Industries, Inc.	6.250	06-01-21		325,000	322,563
Consumer staples 1.3%					12,112,279
Beverages 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	3.375	11-01-22		200,000	170,559

SEE NOTES TO FINANCIAL STATEMENTS41

	Rate (%)	Maturity date	Par value^		Value
Consumer staples (continued)
Beverages (continued)
Carlsberg Breweries A/S	7.250	11-28-16	GBP	50,000	$81,660
Cott Beverages, Inc.	6.750	01-01-20		200,000	207,500
PepsiCo, Inc.	3.100	07-17-22		280,000	283,363
Food and staples retailing 0.3%
Aramark Services, Inc.	5.750	03-15-20		200,000	207,375
Brakes Capital (S)	7.125	12-15-18	GBP	175,000	277,136
Casino Guichard Perrachon SA	2.798	08-05-26	EUR	200,000	215,356
CVS Health Corp.	2.800	07-20-20		430,000	434,360
CVS Health Corp.	3.500	07-20-22		175,000	178,783
CVS Health Corp.	3.875	07-20-25		180,000	184,048
CVS Health Corp.	5.125	07-20-45		230,000	244,946
Delhaize Group SA	6.500	06-15-17		135,000	145,632
Rite Aid Corp. (S)	6.125	04-01-23		425,000	436,156
Tesco PLC	6.125	02-24-22	GBP	50,000	82,217
WM Morrison Supermarkets PLC	2.250	06-19-20	EUR	100,000	115,050
Food products 0.4%
Boparan Finance PLC (S)	5.250	07-15-19	GBP	225,000	331,832
Bunge, Ltd. Finance Corp.	3.200	06-15-17		195,000	198,968
Bunge, Ltd. Finance Corp.	4.100	03-15-16		115,000	116,675
ConAgra Foods, Inc.	4.950	08-15-20		160,000	173,629
Dean Foods Company (S)	6.500	03-15-23		350,000	353,500
JBS USA LLC (S)	5.875	07-15-24		275,000	273,969
Marfrig Overseas, Ltd.	9.500	05-04-20		100,000	100,750
Minerva Luxembourg SA (S)	12.250	02-10-22		200,000	216,000
Mriya Agro Holding PLC (H)	9.450	04-19-18		200,000	28,000
Mriya Agro Holding PLC (H)(S)	9.450	04-19-18		300,000	42,000
Mriya Trading (Cyprus), Ltd.	12.000	11-20-15		82,000	82,000
Post Holdings, Inc. (S)	6.000	12-15-22		175,000	168,875
Post Holdings, Inc. (S)	6.750	12-01-21		175,000	176,094
Post Holdings, Inc.	7.375	02-15-22		250,000	256,250
Post Holdings, Inc. (S)	7.750	03-15-24		100,000	103,250
Post Holdings, Inc. (S)	8.000	07-15-25		75,000	77,438
Premier Foods Finance PLC	6.500	03-15-21	GBP	100,000	139,640
Tyson Foods, Inc.	3.950	08-15-24		270,000	269,718
Tyson Foods, Inc.	4.500	06-15-22		225,000	236,048
Household products 0.2%
Controladora Mabe SA de CV (S)	7.875	10-28-19		150,000	164,625
Controladora Mabe SA de CV	7.875	10-28-19		100,000	109,750
Energizer SpinCo, Inc. (S)	5.500	06-15-25		175,000	170,406
HRG Group, Inc.	7.750	01-15-22		250,000	245,000
HRG Group, Inc.	7.875	07-15-19		300,000	316,125
Reynolds Group Issuer, Inc.	8.250	02-15-21		550,000	565,813

42SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Consumer staples (continued)
Household products (continued)
Spectrum Brands, Inc. (S)	5.750	07-15-25		275,000	$283,250
Spectrum Brands, Inc.	6.625	11-15-22		200,000	214,746
The Sun Products Corp. (S)	7.750	03-15-21		325,000	292,500
Personal products 0.1%
Avon Products, Inc.	5.350	03-15-20		90,000	76,725
Avon Products, Inc.	5.750	03-15-23		560,000	420,700
Kirk Beauty Zero GmbH (S)	6.250	07-15-22	EUR	300,000	351,761
The Estee Lauder Companies, Inc.	4.375	06-15-45		235,000	231,954
Tobacco 0.2%
Imperial Tobacco Finance PLC (S)	2.050	02-11-18		315,000	314,192
Imperial Tobacco Finance PLC (S)	2.950	07-21-20		370,000	367,311
Imperial Tobacco Finance PLC (S)	4.250	07-21-25		235,000	232,868
Imperial Tobacco Finance PLC	6.250	12-04-18	GBP	40,000	68,652
Reynolds American, Inc.	1.050	10-30-15		50,000	50,020
Reynolds American, Inc.	2.300	06-12-18		90,000	90,547
Reynolds American, Inc.	4.000	06-12-22		200,000	205,331
Reynolds American, Inc.	4.450	06-12-25		465,000	477,298
Reynolds American, Inc.	5.850	08-15-45		235,000	253,928
Energy 5.4%					48,621,832
Energy equipment and services 0.6%
Atwood Oceanics, Inc.	6.500	02-01-20		50,000	42,750
Cameron International Corp.	1.150	12-15-16		35,000	34,798
Cameron International Corp.	1.400	06-15-17		125,000	123,995
CGG SA	6.500	06-01-21		200,000	112,500
CGG SA	6.875	01-15-22		475,000	273,125
Exterran Holdings, Inc.	7.250	12-01-18		150,000	147,000
Exterran Partners LP	6.000	04-01-21		100,000	80,000
Exterran Partners LP	6.000	10-01-22		175,000	139,125
Hercules Offshore, Inc. (H)(S)	8.750	07-15-21		500,000	115,000
Hercules Offshore, Inc. (H)(S)	10.250	04-01-19		25,000	5,750
Nabors Industries, Inc.	2.350	09-15-16		95,000	94,337
Nabors Industries, Inc.	4.625	09-15-21		90,000	85,258
Parker Drilling Company	6.750	07-15-22		200,000	156,000
Parker Drilling Company	7.500	08-01-20		50,000	41,750
Parsley Energy LLC (S)	7.500	02-15-22		675,000	661,500
Power Sector Assets & Liabilities Management Corp.	7.390	12-02-24		270,000	353,700
Precision Drilling Corp.	6.500	12-15-21		75,000	63,750
Precision Drilling Corp.	6.625	11-15-20		425,000	374,000
Rowan Companies, Inc.	4.875	06-01-22		200,000	175,863
Rowan Companies, Inc.	5.000	09-01-17		75,000	75,936
Rowan Companies, Inc.	7.875	08-01-19		110,000	118,046

SEE NOTES TO FINANCIAL STATEMENTS43

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
SESI LLC	6.375	05-01-19	560,000	$557,200
SESI LLC	7.125	12-15-21	620,000	618,549
TerraForm Power Operating LLC (S)	5.875	02-01-23	350,000	332,500
Transocean, Inc.	3.000	10-15-17	75,000	69,000
Transocean, Inc.	5.550	12-15-16	80,000	80,220
Oil, gas and consumable fuels 4.8%
Anadarko Petroleum Corp.	3.450	07-15-24	35,000	33,771
Anadarko Petroleum Corp.	6.375	09-15-17	140,000	151,470
Antero Resources Corp.	5.125	12-01-22	300,000	270,000
APT Pipelines, Ltd. (S)	3.875	10-11-22	140,000	136,253
Boardwalk Pipelines LP	4.950	12-15-24	115,000	107,615
Canadian Natural Resources, Ltd.	5.700	05-15-17	75,000	79,341
CGG SA	7.750	05-15-17	75,000	59,625
Chesapeake Energy Corp.	5.375	06-15-21	50,000	36,625
Chesapeake Energy Corp.	5.750	03-15-23	825,000	615,046
Chesapeake Energy Corp.	6.625	08-15-20	100,000	79,500
China Shenhua Overseas Capital Company, Ltd.	2.500	01-20-18	200,000	199,157
China Shenhua Overseas Capital Company, Ltd.	3.125	01-20-20	235,000	232,951
Cimarex Energy Company	4.375	06-01-24	250,000	240,508
CNOOC Nexen Finance 2014 ULC	1.625	04-30-17	200,000	199,560
Comstock Resources, Inc. (S)	10.000	03-15-20	225,000	180,563
Concho Resources, Inc.	5.500	04-01-23	825,000	814,688
Consolidated Energy Finance SA (S)	6.750	10-15-19	480,000	471,000
Continental Resources, Inc.	5.000	09-15-22	485,000	439,531
Continental Resources, Inc.	7.125	04-01-21	215,000	224,138
CrownRock LP (S)	7.125	04-15-21	200,000	195,500
CrownRock LP (S)	7.750	02-15-23	500,000	497,500
DCP Midstream LLC (S)	5.375	10-15-15	150,000	150,180
DCP Midstream Operating LP	2.500	12-01-17	255,000	240,931
DCP Midstream Operating LP	2.700	04-01-19	15,000	13,189
DCP Midstream Operating LP	3.250	10-01-15	105,000	104,872
DCP Midstream Operating LP	3.875	03-15-23	50,000	40,875
DCP Midstream Operating LP	5.600	04-01-44	30,000	24,416
Delek & Avner Tamar Bond, Ltd. (S)	2.803	12-30-16	70,000	69,913
Denbury Resources, Inc.	5.500	05-01-22	550,000	391,875
Eclipse Resources Corp. (S)	8.875	07-15-23	175,000	160,563
Ecopetrol SA	4.125	01-16-25	265,000	233,518
Ecopetrol SA	4.250	09-18-18	215,000	221,031
Ecopetrol SA	5.875	09-18-23	75,000	75,656
Ecopetrol SA	5.875	05-28-45	90,000	72,675
Ecopetrol SA	7.375	09-18-43	170,000	166,345

44SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge Energy Partners LP	5.500	09-15-40	110,000	$97,801
Enbridge Energy Partners LP	5.875	12-15-16	175,000	183,013
Energy Transfer Partners LP	3.600	02-01-23	30,000	27,276
Energy Transfer Partners LP	6.700	07-01-18	85,000	93,232
Energy XXI Gulf Coast, Inc. (S)	11.000	03-15-20	444,000	273,060
EnLink Midstream Partners LP	2.700	04-01-19	35,000	34,460
EnLink Midstream Partners LP	4.150	06-01-25	100,000	92,139
EnLink Midstream Partners LP	4.400	04-01-24	365,000	349,027
Enterprise Products Operating LLC	2.550	10-15-19	65,000	64,704
Enterprise Products Operating LLC	4.900	05-15-46	230,000	207,470
Enterprise Products Operating LLC	5.950	02-01-41	365,000	373,492
Enterprise Products Operating LLC	7.550	04-15-38	140,000	167,168
EPL Oil & Gas, Inc.	8.250	02-15-18	200,000	70,000
EQT Corp.	4.875	11-15-21	325,000	339,494
EQT Midstream Partners LP	4.000	08-01-24	395,000	358,494
Exxon Mobil Corp. (P)	0.649	03-06-22	355,000	349,847
Ferrellgas LP (S)	6.750	06-15-23	325,000	312,000
Freeport-McMoran Oil & Gas LLC	6.125	06-15-19	45,000	42,188
Freeport-McMoran Oil & Gas LLC	6.500	11-15-20	179,000	166,918
Gazprom OAO	7.288	08-16-37	270,000	250,965
Gazprom OAO	8.146	04-11-18	300,000	318,945
Gulfport Energy Corp. (S)	6.625	05-01-23	535,000	500,225
Halcon Resources Corp. (S)	8.625	02-01-20	150,000	131,625
KazMunayGas National Company	7.000	05-05-20	500,000	522,500
KazMunayGas National Company JSC	5.750	04-30-43	1,050,000	818,202
KazMunayGas National Company JSC	9.125	07-02-18	570,000	635,522
Kinder Morgan Energy Partners LP	3.500	03-01-16	95,000	96,028
Kinder Morgan, Inc.	2.000	12-01-17	35,000	34,656
Lukoil International Finance BV	3.416	04-24-18	200,000	189,836
Marathon Oil Corp.	0.900	11-01-15	275,000	274,913
MarkWest Energy Partners LP	4.500	07-15-23	375,000	346,875
Matador Resources Company (S)	6.875	04-15-23	950,000	916,750
Murphy Oil Corp.	2.500	12-01-17	255,000	252,147
Murray Energy Corp. (S)	11.250	04-15-21	825,000	381,563
Newfield Exploration Company	5.375	01-01-26	150,000	140,625
Newfield Exploration Company	5.625	07-01-24	50,000	48,625
Newfield Exploration Company	5.750	01-30-22	450,000	443,813
NGL Energy Partners LP	5.125	07-15-19	75,000	69,375
Noble Energy, Inc.	4.150	12-15-21	510,000	506,998
Noble Energy, Inc.	5.050	11-15-44	90,000	79,936
Noble Energy, Inc.	5.875	06-01-22	100,000	101,313
Noble Energy, Inc.	5.875	06-01-24	910,000	940,394
Noble Energy, Inc.	6.000	03-01-41	385,000	374,533

SEE NOTES TO FINANCIAL STATEMENTS45

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
NuStar Logistics LP	4.800	09-01-20		40,000	$38,846
Occidental Petroleum Corp.	3.500	06-15-25		545,000	543,621
ONEOK Partners LP	3.200	09-15-18		15,000	15,062
ONEOK Partners LP	3.250	02-01-16		260,000	261,336
Origin Energy Finance, Ltd.	2.875	10-11-19	EUR	100,000	114,071
Origin Energy Finance, Ltd. (S)	3.500	10-09-18		480,000	484,857
Pacific Rubiales Energy Corp. (S)	5.375	01-26-19		850,000	459,000
Pacific Rubiales Energy Corp.	5.375	01-26-19		200,000	108,000
Pacific Rubiales Energy Corp. (S)	5.625	01-19-25		590,000	300,900
Penn Virginia Corp.	7.250	04-15-19		375,000	96,563
Penn Virginia Corp.	8.500	05-01-20		450,000	117,000
Pertamina Persero PT	5.625	05-20-43		850,000	704,438
Pertamina Persero PT (S)	6.000	05-03-42		257,000	224,875
Pertamina Persero PT (S)	6.450	05-30-44		200,000	184,000
Petrobras Global Finance BV	3.000	01-15-19		68,000	59,234
Petrobras Global Finance BV	4.375	05-20-23		200,000	157,140
Petrobras Global Finance BV	4.875	03-17-20		125,000	109,389
Petrobras Global Finance BV	5.375	01-27-21		900,000	788,580
Petrobras Global Finance BV	5.625	05-20-43		203,000	140,415
Petrobras Global Finance BV	6.250	03-17-24		80,000	70,064
Petrobras Global Finance BV	6.750	01-27-41		95,000	72,742
Petrobras Global Finance BV	6.850	06-05-15		207,000	155,747
Petrobras Global Finance BV	7.875	03-15-19		405,000	408,151
Petroleos de Venezuela SA	5.125	10-28-16		1,518,734	877,069
Petroleos de Venezuela SA	5.250	04-12-17		1,137,300	480,396
Petroleos de Venezuela SA	5.375	04-12-27		715,000	238,810
Petroleos de Venezuela SA	8.500	11-02-17		2,151,200	1,478,520
Petroleos de Venezuela SA	9.750	05-17-35		190,000	72,485
Petroleos Mexicanos	3.125	01-23-19		30,000	29,925
Petroleos Mexicanos	3.500	07-18-18		100,000	101,900
Petroleos Mexicanos (S)	3.500	07-23-20		55,000	54,465
Petroleos Mexicanos	4.250	01-15-25		400,000	378,360
Petroleos Mexicanos	4.875	01-24-22		110,000	111,650
Petroleos Mexicanos	5.500	02-24-25	EUR	301,000	390,312
Petroleos Mexicanos (S)	5.500	06-27-44		175,000	151,419
Petroleos Mexicanos	5.500	06-27-44		925,000	800,356
Petroleos Mexicanos (S)	5.625	01-23-46		800,000	712,000
Petroleos Mexicanos	6.375	01-23-45		135,000	131,598
Petroleos Mexicanos	6.500	06-02-41		1,450,000	1,450,000
Petroleos Mexicanos	6.625	06-15-35		85,000	86,658
Petroleos Mexicanos	7.190	09-12-24	MXN	1,000,000	57,815
Petroleos Mexicanos (S)	7.190	09-12-24	MXN	1,201,000	69,436
Petroleos Mexicanos	7.470	11-12-26	MXN	600,000	34,062

46SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleum Company of Trinidad & Tobago, Ltd. (S)	9.750	08-14-19		200,000	$224,000
Pioneer Natural Resources Company	5.875	07-15-16		325,000	337,014
Range Resources Corp. (S)	4.875	05-15-25		625,000	565,625
Range Resources Corp.	5.000	08-15-22		125,000	115,313
Sabine Pass Liquefaction LLC	5.625	04-15-23		500,000	485,625
Sabine Pass Liquefaction LLC	5.750	05-15-24		200,000	195,500
Sabine Pass Liquefaction LLC	6.250	03-15-22		500,000	502,500
SandRidge Energy, Inc. (S)	8.750	06-01-20		450,000	306,000
Seven Generations Energy, Ltd. (S)	6.750	05-01-23		325,000	299,000
Seven Generations Energy, Ltd. (S)	8.250	05-15-20		775,000	771,125
Shell International Finance BV	2.125	05-11-20		290,000	287,942
Shell International Finance BV	3.250	05-11-25		780,000	767,762
SM Energy Company	5.000	01-15-24		450,000	387,000
SM Energy Company	5.625	06-01-25		50,000	44,375
SM Energy Company	6.500	01-01-23		250,000	241,250
Southern California Gas Company	3.200	06-15-25		395,000	396,838
Southwestern Energy Company	3.300	01-23-18		40,000	39,878
Southwestern Energy Company	4.950	01-23-25		285,000	261,548
Spectra Energy Partners LP	2.950	09-25-18		75,000	75,783
Targa Resources Partners LP	4.250	11-15-23		1,025,000	896,875
Targa Resources Partners LP	5.250	05-01-23		50,000	47,000
Tennessee Gas Pipeline Company	8.000	02-01-16		225,000	230,971
The Williams Companies, Inc.	3.700	01-15-23		280,000	242,586
The Williams Companies, Inc.	4.550	06-24-24		285,000	252,259
The Williams Companies, Inc.	7.750	06-15-31		65,000	68,367
The Williams Companies, Inc.	8.750	03-15-32		220,000	252,979
Total SA (2.625% to 2-26-25, then 5 Year Euro Swap Rate + 2.148%) (Q)	2.625	02-26-25	EUR	207,000	218,276
Western Gas Partners LP	4.000	07-01-22		90,000	87,346
Whiting Petroleum Corp.	6.250	04-01-23		840,000	758,100
Williams Partners LP	4.125	11-15-20		135,000	137,226
Williams Partners LP	6.300	04-15-40		250,000	239,444
WPX Energy, Inc.	6.000	01-15-22		800,000	680,000
WPX Energy, Inc.	7.500	08-01-20		500,000	480,190
WPX Energy, Inc.	8.250	08-01-23		275,000	264,688
Financials 7.9%					70,974,318
Banks 3.5%
Abbey National Treasury Services PLC	1.375	03-13-17		225,000	224,867
ABN AMRO Bank NV (S)	4.750	07-28-25		400,000	400,162
AIB Mortgage Bank	3.125	09-10-18	EUR	246,000	299,627
AIB Mortgage Bank	4.875	06-29-17	EUR	170,000	206,962

SEE NOTES TO FINANCIAL STATEMENTS47

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Arion Banki HF	3.125	03-12-18	EUR	200,000	$226,903
Banca Monte dei Paschi di Siena SpA	3.500	03-20-17	EUR	200,000	233,698
Banco de Credito del Peru (6.125% to 4-24-22, then 3 month LIBOR + 7.043%)	6.125	04-24-27		145,000	152,250
Banco do Estado do Rio Grande do Sul (S)	7.375	02-02-22		200,000	153,400
Banco Nacional de Desenvolvimento Economico e Social	6.369	06-16-18		100,000	102,125
Banco Popular Espanol SA	1.000	04-07-25	EUR	100,000	109,060
Banco Santander Chile (S)	3.875	09-20-22		150,000	149,369
Banco Santander SA	4.000	04-07-20	EUR	300,000	391,776
Bank of America Corp.	1.250	01-11-16		135,000	135,167
Bank of America Corp.	1.500	10-09-15		35,000	35,026
Bank of America Corp.	1.700	08-25-17		15,000	14,974
Bank of America Corp.	3.300	01-11-23		365,000	359,381
Bank of America Corp.	3.950	04-21-25		470,000	454,455
Bank of America Corp.	4.200	08-26-24		190,000	188,259
Bank of America Corp.	5.650	05-01-18		60,000	65,294
Bank of America Corp.	6.110	01-29-37		615,000	696,417
Bank of America Corp.	6.400	08-28-17		90,000	97,730
Bank of America Corp.	6.875	04-25-18		90,000	100,892
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (Q)	6.500	10-23-24		340,000	350,200
Bank of Georgia (S)	7.750	07-05-17		200,000	205,254
Bankia SA	4.000	02-03-25	EUR	100,000	137,866
Banque Federative du Credit Mutuel SA (S)	2.500	10-29-18		225,000	227,743
Barclays Bank PLC	4.000	10-07-19	EUR	250,000	323,015
Barclays Bank PLC	5.000	09-22-16		125,000	129,902
Barclays Bank PLC	5.140	10-14-20		675,000	734,348
Barclays Bank PLC (S)	6.050	12-04-17		205,000	221,775
Barclays PLC	2.750	11-08-19		455,000	453,599
Barclays PLC	3.650	03-16-25		355,000	337,215
Barclays PLC	5.250	08-17-45		240,000	240,413
BAWAG PSK	1.875	09-18-19	EUR	100,000	119,023
BBVA Bancomer SA (S)	4.375	04-10-24		465,000	469,650
BBVA Bancomer SA	6.500	03-10-21		200,000	214,750
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500	04-11-24	EUR	200,000	231,884
BNP Paribas SA (2.875% to 3-20-21, then 5 Year Euro Swap Rate + 1.650%)	2.875	03-20-26	EUR	200,000	227,677
BPCE SA	2.500	12-10-18		250,000	253,133
BPCE SA (S)	4.500	03-15-25		200,000	193,863
BPCE SA (S)	5.150	07-21-24		800,000	810,800

48SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Branch Banking & Trust Company	3.800	10-30-26		325,000	$330,112
Brixmor Operating Partnership LP	3.875	08-15-22		125,000	124,293
Citigroup, Inc. (P)	0.641	05-31-17	EUR	50,000	55,625
Citigroup, Inc.	1.550	08-14-17		150,000	149,509
Citigroup, Inc.	1.800	02-05-18		15,000	14,930
Citigroup, Inc.	1.850	11-24-17		140,000	139,924
Citigroup, Inc. (P)	4.250	02-25-30	EUR	100,000	128,418
Citigroup, Inc.	6.250	09-02-19	GBP	45,000	79,404
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950	08-15-20		400,000	396,698
Co-Operative Bank PLC	2.375	10-23-15	EUR	100,000	111,527
Commonwealth Bank of Australia	2.250	03-13-19		250,000	251,102
Credit Agricole SA	2.375	05-20-24	EUR	100,000	117,628
Credit Agricole SA (S)	2.500	04-15-19		350,000	353,306
Credit Agricole SA (S)	2.750	06-10-20		585,000	589,988
Danske Bank A/S (P)	2.750	05-19-26	EUR	200,000	230,238
Dexia Credit Local SA	0.625	01-21-22	EUR	300,000	333,966
Dexia Credit Local SA	1.625	10-29-18	EUR	230,000	269,424
Dexia Credit Local SA	2.000	01-22-21	EUR	100,000	120,582
Dexia Credit Local SA	2.125	02-12-25	GBP	200,000	296,386
Erste Group Bank AG	0.750	02-05-25	EUR	200,000	218,545
Erste Group Bank AG	7.125	10-10-22	EUR	200,000	256,875
EUROFIMA	4.000	10-27-21	EUR	91,000	123,369
European Investment Bank (S)	6.950	02-06-20	IDR	1,360,000,000	87,007
European Investment Bank	8.750	08-25-17	GBP	246,000	433,665
Export-Import Bank of Korea	2.000	04-30-20	EUR	100,000	117,796
Export-Import Bank of Korea	4.625	02-20-17	EUR	144,000	171,415
FCE Bank PLC	3.250	11-19-20	GBP	150,000	234,083
Halyk Savings Bank of Kazakhstan JSC	7.250	01-28-21		400,000	401,288
HBOS PLC (S)	6.750	05-21-18		305,000	336,556
HSBC Bank PLC (P)(S)	0.961	05-15-18		215,000	214,746
HSBC Holdings PLC	5.750	12-20-27	GBP	55,000	93,205
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375	01-10-24	EUR	100,000	117,930
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) (Q)	6.375	03-30-25		200,000	198,750
Hypo Alpe-Adria-Bank International AG	2.375	12-13-22	EUR	600,000	710,638
ICICI Bank, Ltd. (6.375% to 4-30-17, then 6 month LIBOR + 2.28%)	6.375	04-30-22		250,000	254,615
ING Bank NV (S)	1.800	03-16-18		500,000	498,663
ING Bank NV (S)	2.450	03-16-20		200,000	199,681
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)	4.125	11-21-23		200,000	204,628
Inter-American Development Bank	4.400	01-26-26	CAD	200,000	179,594

SEE NOTES TO FINANCIAL STATEMENTS49

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Inter-American Development Bank	7.000	02-04-19	IDR	800,000,000	$52,473
Intesa Sanpaolo SpA	3.625	12-05-22	EUR	200,000	270,007
Intesa Sanpaolo SpA (S)	6.500	02-24-21		100,000	114,473
JPMorgan Chase & Co.	3.875	09-10-24		205,000	201,712
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300	05-01-20		745,000	734,291
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24		325,000	342,875
KBC Bank NV	1.250	05-28-20	EUR	300,000	350,528
KFW	0.500	04-19-16		453,000	453,190
KFW	4.700	06-02-37	CAD	120,000	110,628
KFW	5.550	06-07-21	GBP	100,000	184,962
KFW	5.625	08-25-17	GBP	90,000	150,561
KFW	6.000	08-20-20	AUD	439,000	360,788
Lloyds Bank PLC (S)	6.500	09-14-20		685,000	791,629
Lloyds Bank PLC	7.625	04-22-25	GBP	30,000	57,709
Macquarie Bank, Ltd. (S)	1.600	10-27-17		490,000	485,941
MUFG Union Bank NA	2.125	06-16-17		255,000	256,930
National Bank of Canada	1.450	11-07-17		380,000	378,275
Nordea Bank AB (S)	4.875	05-13-21		300,000	320,723
Nordea Hypotek AB	1.000	04-08-22	SEK	2,400,000	278,223
Realkredit Danmark A/S	2.000	04-01-24	DKK	2,300,000	364,979
Regions Bank	7.500	05-15-18		250,000	283,548
Royal Bank of Canada (S)	1.250	10-29-18	EUR	240,000	278,416
Royal Bank of Scotland Group PLC	2.550	09-18-15		160,000	160,090
Santander UK PLC (S)	5.000	11-07-23		480,000	497,491
Sberbank of Russia	6.125	02-07-22		450,000	432,743
Sberbank of Russia (S)	6.125	02-07-22		200,000	192,330
Skandinaviska Enskilda Banken AB	1.500	06-17-20	SEK	3,000,000	365,854
Societe Generale SA	5.400	01-30-18	GBP	25,000	40,906
Standard Chartered Bank	7.750	04-03-18	GBP	50,000	86,350
Standard Chartered PLC (4.000% to 10-21-20, then 5 Year Euro Swap Rate + 2.300%)	4.000	10-21-25	EUR	100,000	116,516
SunTrust Banks, Inc.	2.350	11-01-18		105,000	105,498
Swedbank AB (S)	1.750	03-12-18		235,000	235,093
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21		190,000	208,288
The Royal Bank of Scotland PLC	6.125	01-11-21		420,000	487,248
Turkiye Garanti Bankasi A/S (S)	6.250	04-20-21		200,000	209,830
Turkiye Halk Bankasi AS (S)	4.875	07-19-17		310,000	315,847
UniCredit Bank Austria AG	1.375	05-26-21	EUR	200,000	234,900

50SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
UniCredit Bank Czech Republic & Slovakia AS	0.625	04-30-20	EUR	200,000	$221,116
UniCredit SpA	2.625	10-31-20	EUR	250,000	312,527
UniCredit SpA	3.625	01-24-19	EUR	100,000	121,128
US Bank NA	2.125	10-28-19		400,000	400,617
Wayne Merger Sub LLC (S)	8.250	08-01-23		500,000	486,250
Capital markets 1.1%
Ameriprise Financial, Inc.	7.300	06-28-19		190,000	224,049
Credit Suisse AG (S)	6.500	08-08-23		935,000	1,028,019
Credit Suisse New York	1.375	05-26-17		325,000	324,443
E*TRADE Financial Corp.	5.375	11-15-22		250,000	261,250
Morgan Stanley (P)	1.143	01-24-19		410,000	409,948
Morgan Stanley (P)	1.575	04-25-18		130,000	131,853
Morgan Stanley	3.750	02-25-23		1,670,000	1,691,266
Morgan Stanley	3.950	04-23-27		205,000	194,983
Morgan Stanley	4.350	09-08-26		440,000	438,967
Morgan Stanley	5.000	05-02-19	EUR	50,000	64,354
Morgan Stanley	5.000	11-24-25		270,000	283,921
Morgan Stanley	5.375	08-10-20	EUR	100,000	134,565
Morgan Stanley	5.500	07-24-20		225,000	250,847
Morgan Stanley	5.500	07-28-21		155,000	174,335
The Goldman Sachs Group, Inc.	1.600	11-23-15		67,000	67,139
The Goldman Sachs Group, Inc.	2.900	07-19-18		160,000	163,573
The Goldman Sachs Group, Inc.	3.625	01-22-23		690,000	692,980
The Goldman Sachs Group, Inc.	5.500	10-12-21	GBP	15,000	25,252
The Goldman Sachs Group, Inc.	5.750	01-24-22		325,000	369,424
The Goldman Sachs Group, Inc.	6.150	04-01-18		310,000	341,618
The Goldman Sachs Group, Inc.	6.250	09-01-17		203,000	220,613
The Goldman Sachs Group, Inc.	6.250	02-01-41		305,000	363,460
The Goldman Sachs Group, Inc.	6.750	10-01-37		235,000	279,585
The Goldman Sachs Group, Inc.	7.500	02-15-19		140,000	163,341
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375	05-10-20		630,000	617,400
UBS AG	1.375	04-16-21	EUR	166,000	194,794
Walter Investment Management Corp.	7.875	12-15-21		700,000	637,000
Consumer finance 0.3%
Discover Financial Services	3.750	03-04-25		165,000	156,421
Discover Financial Services	3.950	11-06-24		325,000	312,587
Discover Financial Services	6.450	06-12-17		35,000	37,855
Discover Financial Services	10.250	07-15-19		245,000	295,882
Harland Clarke Holdings Corp. (S)	6.875	03-01-20		150,000	138,375
Navient Corp.	5.000	10-26-20		425,000	378,250

SEE NOTES TO FINANCIAL STATEMENTS51

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Consumer finance (continued)
Navient Corp. (S)	5.625	02-15-24		250,000	$257,500
Navient Corp.	5.875	03-25-21		350,000	314,125
OneMain Financial Holdings, Inc. (S)	6.750	12-15-19		225,000	235,125
Santander Consumer Finance SA	0.900	02-18-20	EUR	100,000	110,908
Springleaf Finance Corp.	5.250	12-15-19		325,000	324,188
Trust F/1401	5.250	12-15-24		200,000	208,500
Vnesheconombank	6.902	07-09-20		200,000	193,013
Diversified financial services 0.5%
Aston Escrow Corp. (S)	9.500	08-15-21		300,000	158,250
Brixmor Operating Partnership LP	3.850	02-01-25		190,000	181,186
Cantor Commercial Real Estate Company LP (S)	7.750	02-15-18		300,000	312,000
CDP Financial, Inc.	3.500	06-23-20	EUR	250,000	317,418
Discover Bank	3.100	06-04-20		275,000	274,423
GE Capital UK Funding Company	5.625	04-25-19	GBP	30,000	51,520
General Electric Capital Corp.	5.875	01-14-38		895,000	1,080,038
International Finance Corp.	7.750	12-03-16	INR	2,670,000	40,338
Jefferies LoanCore LLC (S)	6.875	06-01-20		600,000	579,000
Leeds Building Society	2.625	04-01-21	EUR	150,000	177,399
McGraw Hill Financial, Inc. (S)	2.500	08-15-18		25,000	25,130
MSCI, Inc. (S)	5.250	11-15-24		200,000	203,500
MSCI, Inc. (S)	5.750	08-15-25		325,000	331,500
National Financial Partners Corp. (S)	9.000	07-15-21		375,000	367,500
Neuberger Berman Group LLC (S)	5.875	03-15-22		335,000	353,425
RCI Banque SA	3.250	04-25-18	GBP	20,000	31,429
RCI Banque SA (S)	3.500	04-03-18		95,000	97,701
RCI Banque SA (S)	4.600	04-12-16		135,000	137,740
Voya Financial, Inc.	2.900	02-15-18		110,000	112,068
Insurance 1.2%
Aflac, Inc.	3.625	06-15-23		665,000	669,110
Allianz Finance II BV (5.750% to 7-8-21, then 3 month EURIBOR + 3.349%)	5.750	07-08-41	EUR	100,000	129,646
Aon PLC	4.750	05-15-45		230,000	220,408
Aquarius + Investments PLC (4.250% to 10-2-23, then 3 month EURIBOR + 3.450%)	4.250	10-02-43	EUR	100,000	121,885
Assicurazioni Generali SpA	4.125	05-04-26	EUR	100,000	117,444
Assicurazioni Generali SpA	5.125	09-16-24	EUR	50,000	69,030
Aviva PLC (6.875% to 5-22-18, then 3 month EURIBOR + 3.350%)	6.875	05-22-38	EUR	50,000	63,037
AXA SA (3.875% to 10-8-25, then 11 Year Euro Swap Rate + 3.250%) (Q)	3.875	10-08-25	EUR	100,000	109,915

52SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Insurance (continued)
AXA SA (5.250% to 4-16-20, then 3 month EURIBOR + 3.050%)	5.250	04-16-40	EUR	50,000	$62,291
Cloverie PLC (7.500% until 7-24-19, then 3 month EURIBOR + 5.850%)	7.500	07-24-39	EUR	50,000	67,341
CNA Financial Corp.	3.950	05-15-24		365,000	362,292
CNA Financial Corp.	5.875	08-15-20		330,000	371,701
CNA Financial Corp.	6.500	08-15-16		115,000	120,585
CNO Financial Group, Inc.	4.500	05-30-20		200,000	206,000
CNO Financial Group, Inc.	5.250	05-30-25		450,000	465,188
Fidelity National Financial, Inc.	6.600	05-15-17		220,000	235,571
First American Financial Corp.	4.600	11-15-24		245,000	248,434
Hastings Insurance Group Finance PLC	8.000	10-21-20	GBP	100,000	162,502
Hockey Merger Sub 2, Inc. (S)	7.875	10-01-21		375,000	374,063
Hub Holdings LLC, PIK (S)	8.125	07-15-19		332,000	325,360
Liberty Mutual Group, Inc. (S)	4.250	06-15-23		90,000	91,448
Liberty Mutual Group, Inc. (S)	4.850	08-01-44		725,000	688,634
Marsh & McLennan Companies, Inc.	2.350	03-06-20		225,000	224,723
Marsh & McLennan Companies, Inc.	3.500	06-03-24		485,000	479,226
Marsh & McLennan Companies, Inc.	3.500	03-10-25		400,000	396,330
MetLife, Inc.	5.250	06-29-20	GBP	50,000	86,518
Metropolitan Life Global Funding I (S)	1.500	01-10-18		160,000	159,144
Nationwide Building Society (S)	3.900	07-21-25		400,000	404,674
Nationwide Building Society	4.375	02-28-22	EUR	150,000	207,489
Nationwide Building Society	5.625	09-09-19	GBP	50,000	86,766
Nationwide Building Society (4.125% to 3-20-18, then 5 Year Euro Swap Rate + 3.300%)	4.125	03-20-23	EUR	130,000	154,708
Principal Financial Group, Inc.	1.850	11-15-17		45,000	45,183
Principal Financial Group, Inc. (4.700% to 5-15-20, then 3 month LIBOR + 3.044%)	4.700	05-15-55		570,000	567,207
Provident Companies, Inc.	7.000	07-15-18		380,000	427,535
Reinsurance Group of America, Inc.	5.000	06-01-21		105,000	114,254
Reinsurance Group of America, Inc.	6.450	11-15-19		375,000	426,512
RSA Insurance Group PLC (P)	5.125	10-10-45	GBP	100,000	156,592
Unum Group	4.000	03-15-24		285,000	294,060
Unum Group	5.625	09-15-20		115,000	128,682
UnumProvident Finance Company PLC (S)	6.850	11-15-15		26,000	26,302
USI, Inc. (S)	7.750	01-15-21		600,000	582,000
XLIT, Ltd.	2.300	12-15-18		120,000	120,592
XLIT, Ltd.	5.250	12-15-43		105,000	109,379
Real estate investment trusts 0.6%
American Campus Communities Operating Partnership LP	3.750	04-15-23		290,000	281,646

SEE NOTES TO FINANCIAL STATEMENTS53

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Real estate investment trusts (continued)
American Campus Communities Operating Partnership LP	4.125	07-01-24		170,000	$168,895
Crown Castle Towers LLC (S)	3.222	05-15-42		25,000	24,514
Crown Castle Towers LLC (S)	3.663	05-15-25		275,000	269,041
Crown Castle Towers LLC (S)	6.113	01-15-40		240,000	269,065
DuPont Fabros Technology LP	5.875	09-15-21		300,000	309,000
Equinix, Inc.	5.375	01-01-22		225,000	227,250
Equinix, Inc.	5.375	04-01-23		325,000	325,813
Equinix, Inc.	5.750	01-01-25		125,000	125,000
Healthcare Realty Trust, Inc.	5.750	01-15-21		150,000	165,955
Highwoods Realty LP	3.625	01-15-23		165,000	164,021
Host Hotels & Resorts LP	4.000	06-15-25		205,000	199,054
Iron Mountain Europe PLC (S)	6.125	09-15-22	GBP	200,000	313,805
iStar Financial, Inc.	5.000	07-01-19		450,000	436,500
iStar Financial, Inc.	7.125	02-15-18		125,000	128,750
Kilroy Realty LP	4.800	07-15-18		45,000	47,737
Kilroy Realty LP	5.000	11-03-15		260,000	261,611
Kilroy Realty LP	6.625	06-01-20		145,000	167,334
MPT Operating Partnership LP	6.375	02-15-22		75,000	79,219
MPT Operating Partnership LP	6.875	05-01-21		350,000	367,500
Simon Property Group LP	2.500	09-01-20		310,000	309,779
Ventas Realty LP	1.250	04-17-17		55,000	54,580
Ventas Realty LP	2.000	02-15-18		75,000	75,214
Ventas Realty LP	3.125	11-30-15		255,000	256,273
WEA Finance LLC (S)	1.750	09-15-17		200,000	199,440
Real estate management and development 0.4%
Agile Property Holdings, Ltd.	8.875	04-28-17		120,000	119,400
BR Malls International Finance, Ltd. (Q)(S)	8.500	01-21-16		160,000	152,000
BR Properties SA (Q)(S)	9.000	10-07-15		200,000	183,802
CIFI Holdings Group Company, Ltd.	12.250	04-15-18		200,000	214,500
Citycon OYJ	3.750	06-24-20	EUR	200,000	243,514
Deutsche Annington Finance BV (4.000% to 12-17-21, then 5 Year Euro Swap Rate + 3.390%) (Q)	4.000	12-17-21	EUR	200,000	224,037
Greystar Real Estate Partners LLC (S)	8.250	12-01-22		175,000	182,438
Inmobiliaria Colonial SA	2.728	06-05-23	EUR	200,000	221,534
Jafz Sukuk, Ltd.	7.000	06-19-19		200,000	226,410
Longfor Properties Company, Ltd.	6.875	10-18-19		200,000	206,500
Realogy Group LLC (S)	5.250	12-01-21		200,000	203,750
Realogy Group LLC (S)	9.000	01-15-20		100,000	106,000
Shimao Property Holdings, Ltd.	6.625	01-14-20		200,000	198,500
The Howard Hughes Corp. (S)	6.875	10-01-21		675,000	703,688

54SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Thrifts and mortgage finance 0.3%
Ladder Capital Finance Holdings LLLP (S)	5.875	08-01-21		150,000	$142,875
Nationstar Mortgage LLC	6.500	07-01-21		675,000	594,844
Nationstar Mortgage LLC	7.875	10-01-20		100,000	94,500
Ocwen Financial Corp. (S)	7.125	05-15-19		525,000	477,750
Provident Funding Associates LP (S)	6.750	06-15-21		650,000	617,500
Quicken Loans, Inc. (S)	5.750	05-01-25		750,000	731,250
Health care 2.5%					22,567,750
Biotechnology 0.1%
AMAG Pharmaceuticals, Inc. (S)	7.875	09-01-23		175,000	179,183
Baxalta, Inc. (S)	2.000	06-22-18		20,000	19,901
Celgene Corp.	3.625	05-15-24		465,000	457,039
Celgene Corp.	3.875	08-15-25		270,000	268,268
Celgene Corp.	4.625	05-15-44		380,000	357,008
Health care equipment and supplies 0.3%
Crimson Merger Sub, Inc. (S)	6.625	05-15-22		350,000	312,813
DJO Finco, Inc. (S)	8.125	06-15-21		325,000	336,213
Ephios Holdco II PLC (S)	8.250	07-01-23	EUR	125,000	141,303
Hill-Rom Holdings, Inc. (S)	5.750	09-01-23		125,000	127,188
Medtronic, Inc. (P)	1.086	03-15-20		150,000	149,861
Medtronic, Inc.	2.750	04-01-23		80,000	77,038
Medtronic, Inc. (S)	3.500	03-15-25		605,000	601,840
Medtronic, Inc.	4.625	03-15-45		170,000	173,196
Universal Hospital Services, Inc.	7.625	08-15-20		525,000	509,250
Zimmer Holdings, Inc.	2.000	04-01-18		150,000	149,193
Health care providers and services 1.1%
Acadia Healthcare Company, Inc.	5.625	02-15-23		150,000	152,916
AmerisourceBergen Corp.	3.250	03-01-25		95,000	91,487
Anthem, Inc.	3.500	08-15-24		390,000	376,983
Anthem, Inc.	4.650	01-15-43		120,000	112,413
Cardinal Health, Inc.	3.750	09-15-25		135,000	135,189
Catholic Health Initiatives	1.600	11-01-17		25,000	24,940
Catholic Health Initiatives	2.600	08-01-18		120,000	121,864
Catholic Health Initiatives	2.950	11-01-22		215,000	208,925
Community Health Systems, Inc.	6.875	02-01-22		1,150,000	1,223,313
Community Health Systems, Inc.	8.000	11-15-19		245,000	256,025
Ephios Bondco PLC (S)	6.250	07-01-22	EUR	325,000	368,893
HCA Holdings, Inc.	6.250	02-15-21		925,000	1,003,625
HCA, Inc.	5.375	02-01-25		200,000	203,000
Holding Medi-Partenaires SAS	7.000	05-15-20	EUR	100,000	118,948
Holding Medi-Partenaires SAS (S)	7.000	05-15-20	EUR	350,000	416,318
Humana, Inc.	2.625	10-01-19		75,000	75,202
Humana, Inc.	3.150	12-01-22		386,000	375,794

SEE NOTES TO FINANCIAL STATEMENTS55

	Rate (%)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
Humana, Inc.	3.850	10-01-24		260,000	$258,529
Humana, Inc.	4.950	10-01-44		640,000	637,463
IASIS Healthcare LLC	8.375	05-15-19		400,000	414,520
Kaiser Foundation Hospitals	3.500	04-01-22		200,000	204,770
Omnicare, Inc.	5.000	12-01-24		130,000	139,750
Opal Acquisition, Inc. (S)	8.875	12-15-21		375,000	367,500
Select Medical Corp.	6.375	06-01-21		325,000	329,875
Tenet Healthcare Corp. (P)(S)	3.788	06-15-20		350,000	351,925
Tenet Healthcare Corp.	6.750	06-15-23		425,000	437,750
Tenet Healthcare Corp.	8.125	04-01-22		250,000	276,875
Truven Health Analytics, Inc.	10.625	06-01-20		225,000	235,406
UnitedHealth Group, Inc.	3.350	07-15-22		120,000	122,745
UnitedHealth Group, Inc.	3.750	07-15-25		205,000	209,844
WellCare Health Plans, Inc.	5.750	11-15-20		350,000	367,063
Life sciences tools and services 0.3%
Agilent Technologies, Inc.	3.200	10-01-22		90,000	87,103
Agilent Technologies, Inc.	3.875	07-15-23		190,000	190,715
Agilent Technologies, Inc.	5.000	07-15-20		145,000	158,725
Agilent Technologies, Inc.	6.500	11-01-17		35,000	38,012
Keysight Technologies, Inc. (S)	3.300	10-30-19		685,000	682,388
Life Technologies Corp.	3.500	01-15-16		410,000	413,326
Life Technologies Corp.	6.000	03-01-20		490,000	551,325
Thermo Fisher Scientific, Inc.	2.000	04-15-25	EUR	150,000	161,558
Thermo Fisher Scientific, Inc.	2.400	02-01-19		105,000	104,753
Thermo Fisher Scientific, Inc.	4.150	02-01-24		70,000	71,328
Pharmaceuticals 0.7%
AbbVie, Inc.	1.800	05-14-18		220,000	218,476
AbbVie, Inc.	2.500	05-14-20		140,000	138,348
AbbVie, Inc.	2.900	11-06-22		65,000	62,700
AbbVie, Inc.	3.200	11-06-22		125,000	123,440
AbbVie, Inc.	3.600	05-14-25		140,000	137,664
AbbVie, Inc.	4.400	11-06-42		110,000	101,219
Actavis Funding SCS	2.350	03-12-18		240,000	239,792
Actavis Funding SCS	3.000	03-12-20		305,000	303,585
Actavis Funding SCS	3.800	03-15-25		125,000	121,094
Actavis Funding SCS	3.850	06-15-24		115,000	111,976
Actavis Funding SCS	4.550	03-15-35		145,000	132,926
Actavis, Inc.	1.875	10-01-17		210,000	209,197
Concordia Healthcare Corp. (S)	7.000	04-15-23		400,000	413,040
DPx Holdings BV (S)	7.500	02-01-22		250,000	260,625
Endo Finance LLC (S)	6.000	07-15-23		425,000	442,000
Endo Finance LLC (S)	6.000	02-01-25		250,000	256,875

56SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Health care (continued)
Pharmaceuticals (continued)
Horizon Pharma Financing, Inc. (S)	6.625	05-01-23		400,000	$413,000
JLL/Delta Dutch Pledgeco BV, PIK (S)	8.750	05-01-20		475,000	486,875
Merck KGaA (P)	2.625	12-12-74	EUR	86,000	95,431
Merck KGaA (P)	3.375	12-12-74	EUR	110,000	123,577
Perrigo Company PLC	2.300	11-08-18		400,000	399,001
Valeant Pharmaceuticals International, Inc. (S)	5.375	03-15-20		675,000	686,813
Valeant Pharmaceuticals International, Inc. (S)	5.875	05-15-23		1,125,000	1,151,719
Industrials 2.7%					24,204,240
Aerospace and defense 0.2%
Accudyne Industries Borrower (S)	7.750	12-15-20		250,000	219,375
BAE Systems PLC	4.125	06-08-22	GBP	100,000	162,319
Bombardier, Inc. (S)	5.500	09-15-18		460,000	402,500
Bombardier, Inc. (S)	7.500	03-15-18		250,000	233,906
Lockheed Martin Corp.	3.600	03-01-35		125,000	112,751
Lockheed Martin Corp.	3.800	03-01-45		200,000	175,384
StandardAero Aviation Holdings, Inc. (S)	10.000	07-15-23		200,000	196,500
Textron, Inc.	4.300	03-01-24		50,000	51,515
TransDigm, Inc.	6.500	07-15-24		200,000	195,500
TransDigm, Inc. (S)	6.500	05-15-25		125,000	122,969
Airlines 0.6%
Air Canada (S)	7.750	04-15-21		200,000	214,124
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625	01-15-21		75,217	77,474
American Airlines 2013-1 Class C Pass Through Trust (S)	6.125	07-15-18		200,000	206,000
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24		381,845	406,665
American Airlines 2014-1 Class B Pass Through Trust	4.375	10-01-22		71,543	71,900
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24		140,000	137,550
American Airlines Group, Inc. (S)	5.500	10-01-19		325,000	332,719
Continental Airlines 2009-1 Pass Through Trust	9.000	01-08-18		129,740	136,875
Continental Airlines 2009-2 Class A Pass Through Trust	7.250	11-10-19		26,175	29,578
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	07-12-22		46,084	48,619
Continental Airlines 2012-1 Class A Pass Through Trust	4.150	04-11-24		342,594	344,307
Continental Airlines 2012-3 Class C Pass Through Trust	6.125	04-29-18		375,000	389,063

SEE NOTES TO FINANCIAL STATEMENTS57

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Airlines (continued)
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08-10-22		81,357	$93,357
Delta Air Lines 2009-1 Class A Pass Through Trust	7.750	06-17-21		38,821	44,256
Delta Air Lines 2010-2 Class A Pass Through Trust	4.950	05-23-19		75,677	79,461
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20		54,383	57,374
Southwest Airlines Company	2.750	11-06-19		110,000	111,477
Southwest Airlines Company	5.750	12-15-16		125,000	132,085
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26		455,000	456,138
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24		520,000	520,000
United Continental Holdings, Inc.	6.000	12-01-20		375,000	391,406
United Continental Holdings, Inc.	6.375	06-01-18		325,000	340,031
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23		77,885	86,453
US Airways 2012-2 Class A Pass Through Trust	4.625	12-03-26		255,359	264,296
US Airways 2013-1 Class A Pass Through Trust	3.950	11-15-25		229,578	225,599
Building products 0.1%
Ardagh Finance Holdings SA, PIK (S)	8.375	06-15-19	EUR	150,000	174,227
Builders FirstSource, Inc. (S)	7.625	06-01-21		325,000	341,250
Masonite International Corp. (S)	5.625	03-15-23		125,000	125,625
NCI Building Systems, Inc. (S)	8.250	01-15-23		150,000	155,625
Nortek, Inc.	8.500	04-15-21		375,000	401,719
Summit Materials LLC	10.500	01-31-20		147,000	158,025
Commercial services and supplies 0.5%
CDW LLC	6.000	08-15-22		375,000	393,281
Clean Harbors, Inc.	5.125	06-01-21		175,000	176,733
Clean Harbors, Inc.	5.250	08-01-20		175,000	178,063
G4S International Finance PLC	2.625	12-06-18	EUR	100,000	118,134
G4S PLC	7.750	05-13-19	GBP	50,000	89,876
Gardner Denver, Inc. (S)	6.875	08-15-21		550,000	489,500
HD Supply, Inc. (S)	5.250	12-15-21		350,000	361,375
HPHT Finance 15, Ltd. (S)	2.250	03-17-18		600,000	593,815
HPHT Finance 15, Ltd. (S)	2.875	03-17-20		200,000	198,348
KraussMaffei Group GmbH (S)	8.750	12-15-20	EUR	220,000	263,231
Prosegur Cia de Seguridad SA	2.750	04-02-18	EUR	100,000	117,603
Red de Carreteras de Occidente SAPIB de CV (S)	9.000	06-10-28	MXN	2,000,000	116,676
Rentokil Initial PLC	5.750	03-31-16	GBP	50,000	78,563

58SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Commercial services and supplies (continued)
Republic Services, Inc.	5.700	05-15-41		120,000	$134,719
Safway Group Holding LLC (S)	7.000	05-15-18		300,000	305,967
Tervita Corp. (S)	8.000	11-15-18		525,000	425,250
Tervita Corp. (S)	10.875	02-15-18		400,000	232,000
Construction and engineering 0.1%
CCCI Treasure, Ltd. (3.500% to 4-21-20, then 5 Year CMT + 7.192%) (Q)	3.500	04-21-20		200,000	193,345
CRCC Yupeng, Ltd. (3.950% to 8-1-19, then 5 Year CMT + 7.251%) (Q)	3.950	08-01-19		200,000	197,837
Heathrow Funding, Ltd. (S)	4.875	07-15-23		595,000	646,670
Heathrow Funding, Ltd.	5.225	02-15-23	GBP	50,000	87,273
Electrical equipment 0.0%
Norcell Sweden Holding 2 AB (S)	10.750	09-29-19	EUR	175,500	211,708
Industrial conglomerates 0.1%
Alliance Global Group, Inc.	6.500	08-18-17		150,000	157,481
DH Europe Finance SA	1.700	01-04-22	EUR	150,000	170,121
SM Investments Corp.	4.250	10-17-19		200,000	200,752
Machinery 0.3%
BC Mountain LLC (S)	7.000	02-01-21		575,000	483,000
BlueLine Rental Finance Corp. (S)	7.000	02-01-19		250,000	236,250
Case New Holland Industrial, Inc.	7.875	12-01-17		50,000	54,188
Caterpillar, Inc.	4.300	05-15-44		155,000	152,775
CNH Industrial Capital LLC	6.250	11-01-16		75,000	77,906
Flowserve Corp.	1.250	03-17-22	EUR	150,000	161,873
Loxam SAS (S)	7.000	07-23-22	EUR	225,000	260,916
Loxam SAS	7.000	07-23-22	EUR	100,000	115,963
Milacron LLC (S)	7.750	02-15-21		350,000	358,750
Navistar International Corp.	8.250	11-01-21		300,000	261,750
SIG Combibloc Holdings SCA (S)	7.750	02-15-23	EUR	625,000	723,857
Valmont Industries, Inc.	6.625	04-20-20		47,000	53,631
Professional services 0.1%
CEB, Inc. (S)	5.625	06-15-23		400,000	400,000
FTI Consulting, Inc.	6.000	11-15-22		275,000	288,750
Manpowergroup, Inc.	4.500	06-22-18	EUR	100,000	121,424
Road and rail 0.2%
ERAC USA Finance LLC (S)	1.400	04-15-16		75,000	75,065
ERAC USA Finance LLC (S)	2.800	11-01-18		20,000	20,421
ERAC USA Finance LLC (S)	3.850	11-15-24		65,000	65,401
ERAC USA Finance LLC (S)	6.375	10-15-17		100,000	109,268
Europcar Groupe SA (S)	5.750	06-15-22	EUR	150,000	172,783
JB Hunt Transport Services, Inc.	2.400	03-15-19		45,000	44,988
Kansas City Southern de Mexico SA de CV	2.350	05-15-20		200,000	194,707

SEE NOTES TO FINANCIAL STATEMENTS59

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Road and rail (continued)
National Express Group PLC	6.250	01-13-17	GBP	50,000	$81,018
OPE KAG Finance Sub, Inc. (S)	7.875	07-31-23		150,000	153,000
Penske Truck Leasing Company LP (S)	2.500	03-15-16		125,000	125,873
Penske Truck Leasing Company LP (S)	2.500	06-15-19		115,000	113,785
Penske Truck Leasing Company LP (S)	2.875	07-17-18		65,000	65,803
Watco Companies LLC (S)	6.375	04-01-23		219,000	222,920
Trading companies and distributors 0.4%
Aircastle, Ltd.	5.500	02-15-22		200,000	207,000
Ashtead Capital, Inc. (S)	6.500	07-15-22		375,000	390,000
GATX Corp.	1.250	03-04-17		100,000	99,350
GATX Corp.	2.375	07-30-18		45,000	45,069
GATX Corp.	2.500	03-15-19		300,000	297,476
GATX Corp.	2.500	07-30-19		75,000	74,505
GATX Corp.	2.600	03-30-20		10,000	9,761
GATX Corp.	3.250	03-30-25		145,000	136,774
GATX Corp.	3.500	07-15-16		245,000	249,458
GATX Corp.	4.500	03-30-45		95,000	86,531
GATX Corp.	4.850	06-01-21		225,000	246,996
International Lease Finance Corp. (P)	2.236	06-15-16		160,000	159,024
Matalan Finance PLC (S)	6.875	06-01-19	GBP	425,000	613,033
Reliance Intermediate Holdings LP (S)	6.500	04-01-23		400,000	414,000
Univar, Inc. (S)	6.750	07-15-23		300,000	298,500
Transportation infrastructure 0.1%
Atlantia SpA	6.250	06-09-22	GBP	100,000	184,161
Burlington Northern Santa Fe LLC	4.150	04-01-45		155,000	140,264
Burlington Northern Santa Fe LLC	5.400	06-01-41		135,000	146,205
DP World, Ltd.	6.850	07-02-37		600,000	645,750
Information technology 1.4%					12,752,037
Communications equipment 0.2%
Adria Bidco BV (S)	7.875	11-15-20	EUR	300,000	355,161
Alcatel-Lucent USA, Inc. (S)	8.875	01-01-20		225,000	244,266
Avaya, Inc. (S)	10.500	03-01-21		180,000	119,250
Cerved Group SpA (S)	6.375	01-15-20	EUR	100,000	117,489
CommScope Technologies Finance LLC (S)	6.000	06-15-25		350,000	340,375
CommScope, Inc. (S)	4.375	06-15-20		50,000	50,438
Harris Corp.	1.999	04-27-18		65,000	64,619
Harris Corp.	2.700	04-27-20		45,000	44,223
Harris Corp.	3.832	04-27-25		115,000	111,101
Intelsat Luxembourg SA	6.750	06-01-18		175,000	162,750
Juniper Networks, Inc.	3.100	03-15-16		40,000	40,451
Wind Acquisition Finance SA (P)(S)	3.981	07-15-20	EUR	100,000	112,080

60SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components 0.2%
Amphenol Corp.	1.550	09-15-17	70,000	$69,927
Amphenol Corp.	3.125	09-15-21	200,000	198,095
Arrow Electronics, Inc.	3.000	03-01-18	30,000	30,480
Arrow Electronics, Inc.	3.500	04-01-22	190,000	185,852
Arrow Electronics, Inc.	4.000	04-01-25	185,000	180,735
Arrow Electronics, Inc.	4.500	03-01-23	185,000	190,105
Avnet, Inc.	4.875	12-01-22	425,000	445,247
Avnet, Inc.	6.625	09-15-16	45,000	47,191
Internet software and services 0.3%
Alibaba Group Holding, Ltd. (S)	2.500	11-28-19	325,000	319,096
Alibaba Group Holding, Ltd. (S)	3.125	11-28-21	200,000	193,177
Ancestry.com Holdings LLC, PIK (S)	9.625	10-15-18	500,000	505,000
Ancestry.com, Inc.	11.000	12-15-20	175,000	194,469
Baidu, Inc.	2.750	06-09-19	200,000	197,714
EarthLink, Inc.	7.375	06-01-20	175,000	182,875
Tencent Holdings, Ltd. (S)	2.000	05-02-17	200,000	199,363
Tencent Holdings, Ltd. (S)	2.875	02-11-20	255,000	252,149
Tencent Holdings, Ltd. (S)	3.375	05-02-19	315,000	318,714
IT services 0.2%
Alliance Data Systems Corp. (S)	5.375	08-01-22	250,000	246,875
Alliance Data Systems Corp. (S)	6.375	04-01-20	425,000	437,750
Corelogic, Inc.	7.250	06-01-21	525,000	549,938
Fidelity National Information Services, Inc.	1.450	06-05-17	70,000	69,144
Fidelity National Information Services, Inc.	3.500	04-15-23	210,000	194,622
Fidelity National Information Services, Inc.	3.875	06-05-24	335,000	312,345
Lender Processing Services, Inc.	5.750	04-15-23	288,000	303,840
Xerox Corp.	2.950	03-15-17	45,000	45,698
Semiconductors and semiconductor equipment 0.1%
Advanced Micro Devices, Inc.	6.750	03-01-19	175,000	123,375
Advanced Micro Devices, Inc.	7.500	08-15-22	200,000	129,000
Anstock II, Ltd.	2.125	07-24-17	200,000	197,846
NXP BV (S)	5.750	02-15-21	200,000	208,750
NXP BV (S)	5.750	03-15-23	275,000	284,625
Software 0.4%
BCP Singapore VI Cayman Financing Company, Ltd. (S)	8.000	04-15-21	200,000	193,000
BMC Software Finance, Inc. (S)	8.125	07-15-21	375,000	306,563
BMC Software, Inc.	7.250	06-01-18	200,000	185,250
First Data Corp. (S)	5.375	08-15-23	550,000	556,875
First Data Corp.	12.625	01-15-21	1,450,000	1,665,688
Infor Software Parent LLC, PIK (S)	7.125	05-01-21	500,000	453,125
Infor US, Inc. (S)	6.500	05-15-22	375,000	351,563

SEE NOTES TO FINANCIAL STATEMENTS61

	Rate (%)	Maturity date	Par value^		Value
Information technology (continued)
Software (continued)
SS&C Technologies Holdings, Inc. (S)	5.875	07-15-23		175,000	$180,460
SunGard Data Systems, Inc.	6.625	11-01-19		135,000	140,063
Technology hardware, storage and peripherals 0.0%
Dell, Inc.	4.625	04-01-21		100,000	97,750
Project Homestake Merger Corp. (S)	8.875	03-01-23		50,000	45,500
Materials 2.5%					22,888,292
Chemicals 0.5%
Albemarle Corp.	1.875	12-08-21	EUR	150,000	164,290
Ciech Group Financing AB (S)	9.500	11-30-19	EUR	175,000	212,086
Ecolab, Inc.	2.250	01-12-20		115,000	114,471
Ecolab, Inc.	2.625	07-08-25	EUR	150,000	174,197
Hexion US Finance Corp.	6.625	04-15-20		700,000	647,500
Hexion, Inc.	10.000	04-15-20		125,000	127,500
INEOS Group Holdings SA (S)	6.125	08-15-18		200,000	200,250
Kerling PLC (S)	10.625	02-01-17	EUR	225,000	257,200
LYB International Finance BV	4.000	07-15-23		320,000	322,246
LyondellBasell Industries NV	5.000	04-15-19		250,000	270,221
Momentive Performance Materials, Inc.	3.880	10-24-21		475,000	405,234
Platform Specialty Products Corp. (S)	6.500	02-01-22		425,000	411,540
PolyOne Corp.	5.250	03-15-23		75,000	73,500
Rayonier AM Products, Inc. (S)	5.500	06-01-24		425,000	290,063
Rise Acquisition LLC	11.000	02-03-20		75,000	73,875
The Chemours Company (S)	6.625	05-15-23		325,000	282,750
The Dow Chemical Company	4.625	10-01-44		200,000	185,580
The Dow Chemical Company	8.550	05-15-19		140,000	169,076
W.R. Grace & Company (S)	5.125	10-01-21		75,000	75,938
Construction materials 0.4%
Cemex Finance LLC	9.375	10-12-22		200,000	223,500
Cemex Finance LLC (S)	9.375	10-12-22		775,000	866,063
Grupo Cementos de Chihuahua SAB de CV (S)	8.125	02-08-20		200,000	210,500
Holcim GB Finance, Ltd.	8.750	04-24-17	GBP	50,000	85,203
Holcim US Finance Sarl & Cie SCS (S)	5.150	09-12-23		230,000	251,885
Holcim US Finance Sarl & Cie SCS (S)	6.000	12-30-19		495,000	558,540
James Hardie International Finance, Ltd. (S)	5.875	02-15-23		200,000	206,000
Martin Marietta Materials, Inc. (P)	1.382	06-30-17		130,000	129,130
Martin Marietta Materials, Inc.	4.250	07-02-24		350,000	345,880
Norbord, Inc. (S)	6.250	04-15-23		175,000	175,875
Votorantim Cimentos SA (S)	3.250	04-25-21	EUR	100,000	103,613
Votorantim Cimentos SA (S)	7.250	04-05-41		240,000	208,776
Vulcan Materials Company	7.500	06-15-21		165,000	188,513
West China Cement, Ltd.	6.500	09-11-19		200,000	196,503

62SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Materials (continued)
Containers and packaging 0.3%
AEP Industries, Inc.	8.250	04-15-19		250,000	$252,500
Ardagh Finance Holdings SA, PIK	8.375	06-15-19	EUR	104,187	121,015
Ardagh Finance Holdings SA, PIK (S)	8.625	06-15-19		635,022	669,948
Ardagh Packaging Finance PLC (P)(S)	3.286	12-15-19		200,000	195,500
Beverage Packaging Holdings Luxembourg II SA (S)	6.000	06-15-17		775,000	771,125
Cascades, Inc. (S)	5.500	07-15-22		125,000	120,000
Exopack Holding Corp. (S)	10.000	06-01-18		250,000	260,000
Packaging Corp. of America	3.650	09-15-24		85,000	83,106
Rock-Tenn Company	3.500	03-01-20		185,000	190,052
Metals and mining 1.2%
AK Steel Corp.	7.625	10-01-21		450,000	276,750
AK Steel Corp.	8.375	04-01-22		475,000	299,250
Alcoa, Inc.	5.125	10-01-24		380,000	372,400
Alcoa, Inc.	5.950	02-01-37		40,000	38,850
Alcoa, Inc.	6.150	08-15-20		295,000	312,700
Aleris International, Inc.	7.625	02-15-18		150,000	147,375
Aleris International, Inc.	7.875	11-01-20		425,000	411,188
ALROSA Finance SA	7.750	11-03-20		200,000	206,470
Anglo American Capital PLC (P)(S)	1.239	04-15-16		200,000	199,989
Anglo American Capital PLC (S)	3.625	05-14-20		295,000	280,485
Anglo American Capital PLC (S)	4.125	04-15-21		200,000	186,387
Anglo American Capital PLC (S)	4.875	05-14-25		430,000	387,806
ArcelorMittal	6.125	06-01-18		190,000	197,600
ArcelorMittal	10.600	06-01-19		300,000	349,500
BlueScope Steel, Ltd. (S)	7.125	05-01-18		375,000	367,500
Carpenter Technology Corp.	4.450	03-01-23		185,000	180,793
Carpenter Technology Corp.	5.200	07-15-21		195,000	204,600
CONSOL Energy, Inc. (S)	8.000	04-01-23		375,000	283,125
Eldorado Gold Corp. (S)	6.125	12-15-20		325,000	279,500
First Quantum Minerals, Ltd.	6.750	02-15-20		180,000	128,700
First Quantum Minerals, Ltd. (S)	7.250	10-15-19		200,000	144,000
First Quantum Minerals, Ltd. (S)	7.250	05-15-22		550,000	383,625
Fresnillo PLC (S)	5.500	11-13-23		200,000	207,500
Gerdau Trade, Inc.	5.750	01-30-21		150,000	139,688
Goldcorp, Inc.	2.125	03-15-18		215,000	211,689
Goldcorp, Inc.	3.625	06-09-21		180,000	172,236
HudBay Minerals, Inc.	9.500	10-01-20		350,000	317,520
Lundin Mining Corp. (S)	7.500	11-01-20		325,000	320,938
Novelis, Inc.	8.750	12-15-20		475,000	473,813
Nyrstar Netherlands Holdings BV (S)	8.500	09-15-19	EUR	325,000	336,034
Nyrstar Netherlands Holdings BV	8.500	09-15-19	EUR	100,000	103,395
Petra Diamonds US Treasury PLC (S)	8.250	05-31-20		470,000	466,475

SEE NOTES TO FINANCIAL STATEMENTS63

	Rate (%)	Maturity date	Par value^		Value
Materials (continued)
Metals and mining (continued)
Reliance Steel & Aluminum Company	4.500	04-15-23		130,000	$127,931
Ryerson, Inc.	11.250	10-15-18		309,000	287,370
Samarco Mineracao SA (S)	5.375	09-26-24		365,000	325,763
Southern Copper Corp.	5.250	11-08-42		155,000	125,600
Southern Copper Corp.	5.875	04-23-45		100,000	85,889
SunCoke Energy Partners LP (S)	7.375	02-01-20		125,000	113,750
SunCoke Energy Partners LP (S)	7.375	02-01-20		200,000	182,000
Vale Overseas, Ltd.	6.250	01-23-17		95,000	98,674
Vale Overseas, Ltd.	6.875	11-10-39		100,000	85,050
Vale SA	3.750	01-10-23	EUR	100,000	112,441
Vedanta Resources PLC (S)	6.000	01-31-19		300,000	260,250
Vedanta Resources PLC	7.125	05-31-23		200,000	156,000
Vedanta Resources PLC	8.250	06-07-21		200,000	172,500
Vedanta Resources PLC (S)	8.250	06-07-21		350,000	301,875
Paper and forest products 0.1%
Celulosa Arauco y Constitucion SA	4.500	08-01-24		200,000	199,640
International Paper Company	3.650	06-15-24		245,000	239,376
Mercer International, Inc.	7.000	12-01-19		275,000	280,500
Mercer International, Inc.	7.750	12-01-22		150,000	154,500
West Fraser Timber Company, Ltd. (S)	4.350	10-15-24		335,000	320,558
Telecommunication services 2.5%					22,669,838
Diversified telecommunication services 1.6%
B Communications, Ltd. (S)	7.375	02-15-21		615,000	658,050
CCO Safari II LLC (S)	3.579	07-23-20		105,000	104,672
CenturyLink, Inc.	5.625	04-01-20		325,000	324,594
Eileme 2 AB (S)	11.625	01-31-20		250,000	273,438
Eutelsat SA	3.125	10-10-22	EUR	100,000	123,549
GCX, Ltd. (S)	7.000	08-01-19		200,000	200,500
Goodman Networks, Inc.	12.125	07-01-18		400,000	152,000
Grain Spectrum Funding LLC (S)	4.000	10-10-18		505,000	512,799
GTP Acquisition Partners I LLC (S)	2.350	06-15-20		330,000	328,165
Intelsat Jackson Holdings SA	7.250	10-15-20		175,000	168,219
Intelsat Jackson Holdings SA	7.500	04-01-21		95,000	92,031
Level 3 Communications, Inc.	5.750	12-01-22		200,000	199,500
Level 3 Financing, Inc.	5.375	08-15-22		850,000	853,009
Level 3 Financing, Inc.	5.625	02-01-23		325,000	327,844
Level 3 Financing, Inc.	6.125	01-15-21		75,000	78,563
Level 3 Financing, Inc.	7.000	06-01-20		400,000	421,000
OTE PLC	4.625	05-20-16	EUR	100,000	110,622
OTE PLC	7.875	02-07-18	EUR	130,000	148,421
PCCW Capital No. 4, Ltd.	5.750	04-17-22		200,000	214,153
Sable International Finance, Ltd. (S)	6.875	08-01-22		400,000	405,000

64SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Sable International Finance, Ltd. (S)	8.750	02-01-20		200,000	$212,250
SmarTone Finance, Ltd.	3.875	04-08-23		200,000	186,149
T-Mobile USA, Inc.	6.000	03-01-23		1,300,000	1,325,337
T-Mobile USA, Inc.	6.250	04-01-21		475,000	490,580
T-Mobile USA, Inc.	6.375	03-01-25		125,000	127,500
T-Mobile USA, Inc.	6.500	01-15-24		75,000	77,063
T-Mobile USA, Inc.	6.731	04-28-22		170,000	178,500
Telecom Italia SpA	5.875	05-19-23	GBP	50,000	81,783
Telecom Italia SpA	6.375	06-24-19	GBP	400,000	669,455
Telefonica Emisiones SAU	4.710	01-20-20	EUR	100,000	129,536
Telefonica Emisiones SAU	5.375	02-02-18	GBP	50,000	82,311
Telefonica Europe BV (4.200% to 12-4-19, then 5 Year Euro Swap Rate + 3.806%) (Q)	4.200	12-04-19	EUR	200,000	227,965
Telstra Corp., Ltd. (S)	3.125	04-07-25		250,000	243,662
United Group BV	7.875	11-15-20	EUR	100,000	118,387
UPC Holding BV (S)	6.750	03-15-23	EUR	200,000	245,724
UPC Holding BV (S)	6.750	03-15-23	CHF	175,000	197,784
Verizon Communications, Inc.	2.450	11-01-22		420,000	392,501
Verizon Communications, Inc.	4.500	09-15-20		450,000	484,011
Verizon Communications, Inc.	6.400	09-15-33		1,270,000	1,448,104
WaveDivision Escrow LLC (S)	8.125	09-01-20		25,000	24,750
Wind Acquisition Finance SA (S)	4.750	07-15-20		600,000	604,500
Wind Acquisition Finance SA (S)	7.000	04-23-21	EUR	100,000	117,545
Wind Acquisition Finance SA (S)	7.375	04-23-21		1,075,000	1,099,188
Wireless telecommunication services 0.9%
Bharti Airtel International Netherlands BV	4.000	12-10-18	EUR	100,000	119,930
Bharti Airtel International Netherlands BV	5.125	03-11-23		200,000	210,002
CC Holdings GS V LLC	2.381	12-15-17		645,000	646,160
CC Holdings GS V LLC	3.849	04-15-23		715,000	703,278
Digicel Group, Ltd.	8.250	09-30-20		200,000	185,000
Digicel Group, Ltd. (S)	8.250	09-30-20		625,000	578,125
SBA Tower Trust (S)	2.240	04-16-18		125,000	123,682
SBA Tower Trust (S)	2.898	10-15-44		470,000	467,530
SBA Tower Trust (S)	2.933	12-15-42		630,000	638,350
SBA Tower Trust (S)	3.598	04-15-43		570,000	569,690
SBA Tower Trust (S)	3.869	10-15-24		360,000	363,818
Sprint Communications, Inc. (S)	9.000	11-15-18		210,000	233,888
Sprint Communications, Inc.	11.500	11-15-21		650,000	742,625
Sprint Corp.	7.125	06-15-24		1,375,000	1,275,313
TBG Global Pte, Ltd.	5.250	02-10-22		400,000	378,228
Vimpel Communications (S)	7.748	02-02-21		200,000	198,291
Vimpel Communications	7.748	02-02-21		200,000	198,291

SEE NOTES TO FINANCIAL STATEMENTS65

	Rate (%)	Maturity date	Par value^		Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
VimpelCom Holdings BV (S)	5.200	02-13-19		200,000	$191,075
VimpelCom Holdings BV (S)	7.504	03-01-22		400,000	385,848
Utilities 1.3%					11,509,836
Electric utilities 0.8%
Appalachian Power Company	6.375	04-01-36		115,000	137,667
Comision Federal de Electricidad (S)	4.875	01-15-24		200,000	204,750
Eastern Power Networks PLC	5.750	03-08-24	GBP	30,000	54,367
Electricite de France SA (4.125% to 1-22-22, then 8 Year Euro Swap Rate + 2.441%) (Q)	4.125	01-22-22	EUR	100,000	118,106
Empresas Publicas de Medellin ESP	7.625	09-10-24	COP	153,000,000	47,083
Enel Finance International NV	5.625	08-14-24	GBP	50,000	88,650
Enel SpA (5.000% to 1-15-20, then 5 Year Euro Swap Rate + 3.648%)	5.000	01-15-75	EUR	100,000	118,903
Energy Future Intermediate Holding Company LLC (H)(S)	11.750	03-01-22		833,097	890,373
ESB Finance, Ltd.	6.500	03-05-20	GBP	50,000	89,322
Eskom Holdings SOC, Ltd.	6.750	08-06-23		200,000	194,000
Eskom Holdings SOC, Ltd.	7.125	02-11-25		800,000	776,528
Exelon Corp.	1.550	06-09-17		120,000	119,704
Exelon Corp.	2.850	06-15-20		160,000	159,645
Exelon Corp.	3.950	06-15-25		230,000	230,309
Exelon Corp.	4.950	06-15-35		185,000	185,813
FirstEnergy Corp.	2.750	03-15-18		180,000	180,577
FirstEnergy Corp.	4.250	03-15-23		255,000	255,499
FirstEnergy Transmission LLC (S)	4.350	01-15-25		195,000	200,027
Infinis PLC (S)	7.000	02-15-19	GBP	200,000	309,202
IPALCO Enterprises, Inc.	5.000	05-01-18		85,000	90,100
Israel Electric Corp., Ltd. (S)	6.875	06-21-23		250,000	286,166
Korea Hydro & Nuclear Power Company, Ltd. (S)	3.125	09-16-15		200,000	200,151
Majapahit Holding BV	7.875	06-29-37		100,000	110,000
Monongahela Power Company (S)	5.700	03-15-17		25,000	26,447
Pennsylvania Electric Company	6.150	10-01-38		80,000	90,309
Perusahaan Listrik Negara PT	5.250	10-24-42		400,000	329,400
Perusahaan Listrik Negara PT	5.500	11-22-21		200,000	203,760
PPL Capital Funding, Inc.	1.900	06-01-18		55,000	54,799
PPL WEM Holdings PLC (S)	3.900	05-01-16		340,000	345,225
Public Service Company of Oklahoma	5.150	12-01-19		35,000	38,823
San Diego Gas & Electric Company	1.914	02-01-22		60,357	59,447
Scottish Power UK PLC	8.375	02-20-17	GBP	20,000	33,596
Terraform Global Operating LLC (S)	9.750	08-15-22		500,000	468,750
Zhejiang Energy Group Hong Kong, Ltd.	2.300	09-30-17		200,000	198,608

66SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Utilities (continued)
Gas utilities 0.0%
Perusahaan Gas Negara Persero Tbk PT (S)	5.125	05-16-24		200,000	$193,760
Snam SpA	1.500	04-21-23	EUR	120,000	132,935
Talent Yield Euro, Ltd.	1.435	05-07-20	EUR	100,000	108,941
Independent power and renewable electricity producers 0.4%
AES Corp. (P)	3.283	06-01-19		75,000	74,063
AES Corp.	5.500	03-15-24		425,000	405,875
Calpine Corp.	5.375	01-15-23		500,000	482,350
Constellation Energy Group, Inc.	5.150	12-01-20		80,000	87,508
Dynegy, Inc.	6.750	11-01-19		325,000	336,984
Exelon Generation Company LLC	2.950	01-15-20		260,000	260,408
Exelon Generation Company LLC	6.250	10-01-39		175,000	187,743
GenOn Energy, Inc.	9.500	10-15-18		525,000	504,656
IPALCO Enterprises, Inc. (S)	3.450	07-15-20		235,000	230,888
NRG Energy, Inc.	6.625	03-15-23		350,000	343,875
NRG Yield Operating LLC	5.375	08-15-24		275,000	264,688
TerraForm Power Operating LLC (S)	6.125	06-15-25		250,000	235,625
Multi-utilities 0.1%
Columbia Pipeline Group, Inc. (S)	2.450	06-01-18		60,000	59,838
Columbia Pipeline Group, Inc. (S)	4.500	06-01-25		170,000	162,041
Enable Oklahoma Intrastate Transmission LLC (S)	6.250	03-15-20		70,000	76,715
GDF Suez	6.125	02-11-21	GBP	50,000	91,358
NiSource Finance Corp.	10.750	03-15-16		115,000	120,355
RWE Finance BV	6.500	04-20-21	GBP	20,000	35,627
Teco Energy, Inc. (P)	0.884	04-10-18		180,000	180,174
Water utilities 0.0%
Severn Trent Utilities Finance PLC	6.125	02-26-24	GBP	20,000	37,323
Convertible bonds 0.1%					$597,750
(Cost $598,579)
Consumer discretionary 0.1%					597,750
Media 0.1%
Central European Media Enterprises, Ltd.	5.000	11-15-15		600,000	597,750
Municipal bonds 0.4%					$3,833,581
(Cost $3,896,369)
Chicago Metropolitan Water Reclamation District (Illinois)	5.720	12-01-38		165,000	190,771
City of Chicago (Illinois)	6.395	01-01-40		150,000	183,417
City of New York (New York)	6.271	12-01-37		115,000	144,139
Commonwealth of Massachusetts	4.500	08-01-31		190,000	203,543
Commonwealth of Puerto Rico, Series A	8.000	07-01-35		595,000	432,125
Denver City & County School District No. 1 (Colorado)	4.242	12-15-37		130,000	129,696

SEE NOTES TO FINANCIAL STATEMENTS67

	Rate (%)		Maturity date	Par value^	Value
Media (continued)
District of Columbia	5.591		12-01-34	40,000	$48,084
East Bay Municipal Utility District (California)	5.874		06-01-40	135,000	167,341
Florida Hurricane Catastrophe Fund Finance Corp., Series A	1.298		07-01-16	250,000	251,240
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995		07-01-20	265,000	269,479
Government Development Bank for Puerto Rico	5.000		12-01-15	310,000	134,850
Guam Power Authority	7.500		10-01-15	40,000	40,114
JobsOhio Beverage System	4.532		01-01-35	125,000	130,688
Los Angeles Department of Airports (California)	7.053		05-15-40	185,000	248,969
Maryland State Transportation Authority	5.888		07-01-43	125,000	151,410
Metropolitan Transportation Authority (New York)	7.336		11-15-39	55,000	79,047
North Carolina Eastern Municipal Power Agency	1.561		07-01-17	75,000	75,258
North Carolina Eastern Municipal Power Agency	2.003		07-01-18	5,000	5,049
Philadelphia Authority for Industrial Development (Pennsylvania)	3.964		04-15-26	85,000	83,677
Port Authority of New York & New Jersey	4.458		10-01-62	340,000	333,499
South Carolina State Public Service Authority	4.322		12-01-27	260,000	277,540
State of Oregon	5.892		06-01-27	60,000	71,591
University of California (P)	0.688		07-01-41	85,000	84,987
University of California	4.131		05-15-45	60,000	56,847
Virginia Commonwealth Transportation Board	5.350		05-15-35	35,000	40,220
Term loans (M) 4.9%					$44,288,583
(Cost $44,793,871)
Consumer discretionary 1.9%					16,864,131
Auto components 0.0%
MPG Holdco I, Inc.	3.750		10-20-21	80,913	80,730
TI Group Automotive Systems LLC	4.500		06-24-22	125,000	124,323
Automobiles 0.0%
FCA US LLC	3.500		05-24-17	223,256	222,670
Diversified consumer services 0.1%
Laureate Education, Inc.	5.000		06-15-18	149,613	133,155
Monitronics International, Inc.	4.500		04-02-22	49,875	49,688
Standard Aero, Ltd.	5.250		07-07-22	125,000	124,492
The ServiceMaster Company LLC (T)		TBD	07-01-21	75,000	74,920
The ServiceMaster Company LLC	4.250		07-01-21	175,000	174,813
WASH Multifamily Laundry Systems LLC	4.250		05-14-22	200,000	198,500
WASH Multifamily Laundry Systems LLC	8.000		05-12-23	7,452	7,452
WASH Multifamily Laundry Systems LLC	8.000		05-14-23	42,548	42,229

68SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 0.5%
American Casino & Entertainment Properties LLC	5.000		06-17-22	50,000	$50,094
AMF Bowling Centers, Inc.	7.250		09-18-21	74,812	74,718
CityCenter Holdings LLC	4.250		10-16-20	400,000	399,500
ElDorado Resorts LLC Term Loan B	4.250		07-13-22	100,000	100,063
Equinox Holdings, Inc.	5.000		01-31-20	248,495	249,013
ESH Hospitality, Inc.	5.000		06-24-19	268,739	271,259
Four Seasons Holdings, Inc.	3.500		06-27-20	173,963	172,549
Four Seasons Holdings, Inc.	6.250		12-27-20	275,000	275,000
Graton Economic Development Authority (T)		TBD	07-28-22	125,000	125,000
Hilton Worldwide Finance LLC	3.500		10-26-20	135,922	135,645
Intrawest Operations Group LLC	4.750		12-09-20	223,300	223,858
La Quinta Intermediate Holdings LLC	4.000		04-14-21	173,981	173,402
Las Vegas Sands LLC	3.250		12-19-20	216,700	215,384
Life Time Fitness, Inc.	4.250		06-10-22	250,000	247,813
MGM Resorts International	3.500		12-20-19	97,500	96,606
New Red Finance, Inc.	3.750		12-12-21	455,387	454,912
Peninsula Gaming LLC	4.250		11-20-17	201,725	201,473
PF Chang's China Bistro, Inc.	4.250		07-02-19	689,196	675,412
Playa Resorts Holding BV	4.000		08-09-19	99,683	99,060
Royal Holdings Company, Ltd.	4.500		06-19-22	50,000	49,771
Royal Holdings Company, Ltd.	8.500		06-19-23	50,000	49,625
Station Casinos LLC	4.250		03-02-20	71,207	71,016
World Endurance Holdings	5.250		06-26-21	99,248	98,504
Internet and catalog retail 0.0%
Travelport Finance Luxembourg Sarl	5.750		09-02-21	273,688	273,303
Leisure products 0.0%
ClubCorp Club Operations, Inc.	4.250		06-24-20	125,000	125,313
Performance Sports Group, Ltd. (T)		TBD	04-15-21	100,000	99,531
Media 0.9%
Acosta Holdco, Inc.	4.250		09-26-21	223,315	221,401
Advantage Sales & Marketing, Inc.	4.250		07-23-21	99,250	97,974
Advantage Sales & Marketing, Inc.	7.500		07-25-22	50,000	48,594
Altice Financing SA	5.250		02-04-22	349,241	351,533
Altice Financing SA	5.500		07-02-19	572,544	576,660
ASP NEP	10.000		07-22-20	25,000	24,875
Cengage Learning Acquisitions, Inc.	7.000		03-31-20	125,000	124,766
Charter Communications, Inc.	3.500		01-20-23	275,000	274,399
Creative Artists Agency LLC	5.500		12-17-21	24,875	25,068
Cumulus Media Holdings, Inc.	4.250		12-23-20	219,242	200,935
Delta 2 Lux Sarl	4.750		07-30-21	1,227,650	1,217,829
Delta 2 Lux Sarl	7.750		07-31-22	600,000	588,250

SEE NOTES TO FINANCIAL STATEMENTS69

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Houghton Mifflin Harcourt Publishers, Inc.	4.000	05-31-21	75,000	$74,063
iHeartCommunications, Inc.	6.948	01-30-19	225,000	197,625
Interactive Data Corp.	4.750	05-02-21	223,308	222,973
Lions Gate Entertainment Corp.	5.000	03-17-22	200,000	200,500
McGraw-Hill Global Education Holdings LLC	4.750	03-22-19	316,940	317,337
MGOC, Inc.	4.000	07-31-20	253,175	252,383
NEP Broadcasting LLC	4.250	01-22-20	48,749	48,018
Numericable US LLC	4.500	05-21-20	323,937	323,329
Numericable-SFR SAS	4.000	07-27-22	95,000	94,596
Townsquare Media, Inc.	4.250	04-01-22	124,688	124,532
Tribune Media Company	3.750	12-27-20	153,862	153,044
Univision Communications, Inc.	4.000	03-01-20	244,305	242,472
Univision Communications, Inc.	4.000	03-01-20	951,326	944,059
Village Roadshow, Ltd.	5.750	11-21-17	32,675	32,512
WideOpenWest Finance LLC	4.500	04-01-19	91,310	91,098
William Morris Endeavor Entertainment LLC	8.250	05-01-22	250,000	241,875
Yankee Cable Acquisition LLC	4.250	03-01-20	340,457	339,180
Multiline retail 0.2%
Dollar Tree, Inc.	3.500	07-06-22	87,975	87,938
Dollar Tree, Inc.	4.250	07-06-22	175,000	174,836
JC Penney Corp., Inc.	6.000	05-22-18	1,057,707	1,055,063
Specialty retail 0.2%
Academy, Ltd.	5.000	07-01-22	398,278	396,971
DBP Holding Corp.	5.000	10-11-19	75,000	69,625
Party City Holdco, Inc.	4.250	07-28-22	50,000	49,938
PetSmart, Inc.	4.250	03-11-22	738,150	736,472
Pilot Travel Centers LLC	4.250	10-01-21	222,750	223,862
The Men's Wearhouse, Inc.	5.000	06-18-21	175,000	176,750
Consumer staples 0.1%				1,424,234
Food and staples retailing 0.0%
Rite Aid Corp.	5.750	08-21-20	525,000	529,375
Food products 0.1%
HB Acquisition Corp.	4.500	08-03-22	75,000	74,999
HB Acquisition Corp.	8.500	08-03-23	25,000	25,047
Shearer's Foods LLC	4.500	06-30-21	174,560	173,360
Shearer's Foods LLC	7.750	06-30-22	100,000	98,000
The Brickman Group, Ltd. LLC	4.000	12-18-20	173,681	170,931
The Brickman Group, Ltd. LLC	7.500	12-17-21	75,000	72,984
Household products 0.0%
The Sun Products Corp.	5.500	03-23-20	125,000	120,156

70SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)		Maturity date	Par value^	Value
Consumer staples (continued)
Personal products 0.0%
Prestige Brands, Inc.	3.509		09-03-21	159,741	$159,382
Energy 0.3%					2,859,714
Energy equipment and services 0.1%
CJ Holding Company	6.500		03-23-20	448,938	363,639
Pacific Drilling SA	4.500		06-03-18	349,237	252,033
Oil, gas and consumable fuels 0.2%
EMG Utica LLC	4.750		03-27-20	163,744	156,103
ExGen Renewables I LLC	5.250		02-08-21	847,994	852,234
MEG Energy Corp.	3.750		03-31-20	121,845	113,285
Murray Energy Corp.	7.000		04-07-17	25,000	22,688
Murray Energy Corp.	7.500		04-16-20	625,000	467,708
Terra-Gen Finance Company LLC	5.250		12-09-21	367,011	365,176
TGGT Holdings LLC	7.500		11-15-18	103,986	93,587
TPF II Power LLC	5.500		10-02-21	173,008	173,261
Financials 0.6%					5,218,321
Banks 0.0%
Diamond US Holding LLC	4.750		12-17-21	49,750	49,688
Capital markets 0.1%
BATS Global Markets Holdings, Inc.	3.950		03-13-18	23,438	23,496
BATS Global Markets Holdings, Inc.	5.750		01-31-20	47,512	47,571
ION Trading Technologies SARL (T)		TBD	06-16-21	275,000	271,219
Onex Wizard Acquisition Company II SCA	4.250		03-13-22	598,750	597,835
Sedgwick Claims Management Services, Inc.	6.750		02-28-22	75,000	73,359
Walter Investment Management Corp.	4.750		12-19-20	174,557	164,811
Diversified financial services 0.0%
CDS US Intermediate Holdings, Inc.	5.000		07-08-22	50,000	50,042
Insurance 0.4%
Acrisure LLC	5.250		05-19-22	60,432	59,072
Alliant Holdings I, Inc.	4.500		07-15-22	150,000	149,400
Asurion LLC	5.000		05-24-19	701,895	696,338
Asurion LLC	5.000		08-04-22	1,000,000	988,750
Asurion LLC	8.500		03-03-21	1,175,000	1,152,969
HUB International, Ltd.	4.000		10-02-20	124,559	123,192
Sedgwick, Inc.	3.750		03-01-21	24,060	23,538
USI, Inc.	4.250		12-27-19	273,420	271,968
Real estate investment trusts 0.1%
Capital Automotive LP	4.000		04-10-19	49,268	49,206
Capital Automotive LP	6.000		04-30-20	250,000	251,250
Real estate management and development 0.0%
Realogy Group LLC	3.750		03-05-20	175,000	174,617

SEE NOTES TO FINANCIAL STATEMENTS71

	Rate (%)		Maturity date	Par value^	Value
Health care 0.5%					$4,170,804
Biotechnology 0.0%
AMAG Pharmaceuticals, Inc. (T)		TBD	08-13-21	25,000	24,938
Health care equipment and supplies 0.0%
CareCore National LLC	5.500		03-05-21	24,812	24,191
DJO Finance LLC	4.250		06-08-20	125,000	124,635
Sterigenics-Nordion Holdings LLC	4.250		05-15-22	50,000	49,750
Health care providers and services 0.3%
Acadia Healthcare Company, Inc.	4.250		02-11-22	49,750	49,951
Catalent Pharma Solutions, Inc.	4.250		05-20-21	223,309	222,967
Community Health Systems, Inc.	3.750		12-31-19	131,378	131,152
Community Health Systems, Inc.	4.000		01-27-21	491,733	492,424
HC Group Holdings III, Inc.	6.000		04-07-22	25,000	25,021
HCA, Inc.	3.032		05-01-18	223,295	222,923
IASIS Healthcare LLC	4.500		05-03-18	175,000	175,109
MPH Acquisition Holdings LLC	3.750		03-31-21	153,554	151,611
National Surgical Hospitals	4.500		06-01-22	25,000	25,016
RegionalCare Hospital Partners, Inc.	5.250		04-19-19	99,748	98,688
Surgery Center Holdings, Inc.	5.250		11-03-20	249,125	248,814
Surgery Center Holdings, Inc.	8.500		11-03-21	50,000	49,938
US Renal Care, Inc.	4.250		07-03-19	347,978	346,891
US Renal Care, Inc.	8.500		01-03-20	75,000	75,094
Pharmaceuticals 0.2%
Amneal Pharmaceuticals LLC	4.501		11-01-19	49,520	49,520
Concordia Healthcare Corp.	4.750		04-21-22	25,000	24,979
DPx Holdings BV	4.250		03-11-21	225,000	222,388
Endo Luxembourg Finance I Company SARL (T)		TBD	06-11-22	75,000	74,965
Horizon Pharma, Inc.	4.500		04-22-21	150,000	150,094
Klockner Pentaplast	5.000		04-28-20	35,030	34,997
Par Pharmaceutical Companies, Inc.	4.250		09-30-19	49,750	49,672
Pharmaceutical Product Development LLC	4.250		08-18-22	153,553	152,594
Valeant Pharmaceuticals International, Inc.	3.500		02-13-19	275,000	274,313
Valeant Pharmaceuticals International, Inc.	3.750		08-05-20	225,000	224,277
Valeant Pharmaceuticals International, Inc.	4.000		04-01-22	374,063	373,892
Industrials 0.3%					3,070,604
Aerospace and defense 0.0%
B/E Aerospace, Inc.	4.000		12-16-21	46,909	47,100
CAMP International Holding Company	4.750		05-31-19	273,413	271,533
TransDigm, Inc.	3.500		05-14-22	99,762	98,390
Airlines 0.0%
American Airlines, Inc.	3.500		10-10-21	175,000	173,600

72SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)		Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 0.1%
Allied Security Holdings LLC	4.250		02-12-21	223,386	$222,130
Ceridian HCM Holding, Inc.	4.500		09-15-20	149,250	144,151
IMC OP LP	4.500		08-15-20	49,875	49,937
Neff Rental LLC	7.250		06-09-21	75,000	73,125
Nord Anglia Education Finance LLC	4.500		03-31-21	149,621	148,873
Machinery 0.2%
Filtration Group, Inc.	4.250		11-21-20	424,118	422,846
Gardner Denver, Inc.	4.250		07-30-20	496,310	472,838
Husky Injection Molding Systems, Ltd.	4.250		06-30-21	273,735	270,541
Husky Injection Molding Systems, Ltd.	7.250		06-30-22	103,307	102,446
Milacron LLC	4.500		09-28-20	33,014	32,972
Navistar, Inc.	6.500		08-17-17	300,000	296,625
Professional services 0.0%
On Assignment, Inc.	3.750		05-19-22	69,818	69,760
Road and rail 0.0%
Audio Visual Services Corp.	4.500		01-24-21	74,811	74,437
Trading companies and distributors 0.0%
HD Supply, Inc.	3.750		08-13-21	100,000	99,300
Information technology 0.6%					5,327,262
Communications equipment 0.0%
Avaya, Inc.	6.500		03-30-18	7,956	7,523
Integra Telecom Holdings, Inc.	5.250		08-14-20	49,875	49,688
Riverbed Technology, Inc.	6.000		04-24-22	74,813	74,692
Electronic equipment, instruments and components 0.0%
Dell International LLC	4.000		04-29-20	149,058	148,387
Internet software and services 0.1%
Ancestry.com, Inc. (T)		TBD	08-17-22	475,000	469,261
Blue Coat Systems, Inc.	4.500		05-20-22	75,000	74,469
Epicor Software Corp.	4.750		06-01-22	75,000	74,644
Go Daddy Operating Company LLC	4.250		05-13-21	174,059	173,814
Hyland Software, Inc.	8.250		07-01-23	25,000	24,833
Zayo Group LLC	3.750		05-06-21	273,421	271,780
IT services 0.1%
First Data Corp.	3.950		07-08-22	570,000	566,580
Presidio, Inc.	5.250		02-02-22	47,797	47,842
TierPoint LLC	5.250		11-10-21	24,875	24,766
Vantiv LLC	3.750		06-13-21	232,964	233,110
Software 0.3%
Activision Blizzard, Inc.	3.250		10-12-20	168,188	168,188
BMC Software Finance, Inc.	5.000		09-10-20	174,541	159,967
First Data Corp.	4.200		03-24-21	737,724	736,407

SEE NOTES TO FINANCIAL STATEMENTS73

	Rate (%)		Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
IMS Health, Inc.	3.500		03-17-21	150,000	$148,906
Infor US, Inc.	3.750		06-03-20	347,947	337,610
Italics Merger Sub, Inc.	4.500		08-05-22	50,000	49,650
Kronos, Inc.	4.500		10-30-19	621,145	620,989
Kronos, Inc.	9.750		04-30-20	224,824	230,070
Renaissance Learning, Inc.	4.500		04-09-21	273,428	266,365
SS&C European Holdings SARL	4.000		07-08-22	9,753	9,760
SS&C Technologies, Inc.	4.000		07-08-22	60,202	60,245
Technology hardware, storage and peripherals 0.1%
CPI Card Group	6.750		08-17-22	100,000	98,513
Linxens France SA (T)		TBD	07-27-22	175,000	174,234
Linxens France SA (T)		TBD	07-15-23	25,000	24,969
Materials 0.3%					2,395,020
Building products 0.1%
C.H.I. Overhead Doors, Inc. (T)		TBD	07-29-22	100,000	99,625
C.H.I. Overhead Doors, Inc. (T)		TBD	07-22-23	25,000	24,750
Summit Materials LLC	4.250		07-17-22	475,000	471,141
Chemicals 0.2%
A Schulman, Inc.	4.000		06-01-22	25,000	24,875
MacDermid, Inc.	4.750		06-07-20	49,750	49,608
Minerals Technologies, Inc.	4.750		05-09-21	100,000	100,188
Solenis International LP	4.250		07-31-21	124,063	122,240
Solenis International LP	7.750		07-31-22	650,000	624,000
The Chemours Company	3.750		05-12-22	50,000	48,167
Univar, Inc.	4.250		07-01-22	350,000	346,664
Construction materials 0.0%
Apex Tool Group LLC	4.500		01-31-20	99,745	96,420
Jeld-Wen, Inc.	5.000		06-18-22	75,000	74,929
Quikrete Holdings, Inc.	4.000		09-28-20	173,804	173,044
Containers and packaging 0.0%
KP Germany Erste GmbH	5.000		04-28-20	14,970	14,956
Prolampac Intermediate, Inc.	5.000		08-18-22	25,000	24,875
Tekni-Plex, Inc.	4.500		06-01-22	75,000	74,663
Tekni-Plex, Inc.	8.750		06-01-23	25,000	24,875
Telecommunication services 0.2%					2,133,457
Diversified telecommunication services 0.2%
CommScope, Inc.	3.750		12-29-22	50,000	49,792
Integra Telecom Holdings, Inc.	9.750		02-21-20	22,052	21,997
Intelsat Jackson Holdings SA	3.750		06-30-19	663,704	649,808
IPC Corp.	5.500		08-06-21	49,875	49,750
IPC Corp.	10.500		02-06-22	25,000	23,375

74SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Level 3 Financing, Inc.	3.500	05-31-22	550,000	$544,844
Telesat Canada	3.500	03-28-19	322,525	320,913
Virgin Media Investment Holdings, Ltd.	3.500	06-30-23	151,497	149,739
Wireless telecommunication services 0.0%
LTS Buyer LLC	4.000	04-13-20	275,000	273,281
LTS Buyer LLC	8.000	04-12-21	50,000	49,958
Utilities 0.1%				825,036
Electric utilities 0.1%
Chief Power Finance LLC	5.750	12-31-20	124,375	125,619
Energy Future Intermediate Holding Company LLC	4.250	06-19-16	700,000	699,417
Collateralized mortgage obligations 3.5%				$32,129,604
(Cost $32,359,786)
Commercial and residential 2.8%				25,100,341
Alternative Loan Trust Series 2004-33, Class 4A1 (P)	2.439	12-25-34	121,470	116,354
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-1, Class A4 (P)	5.372	09-10-45	77,134	77,263
Series 2006-2, Class A4 (P)	5.925	05-10-45	171,635	173,483
Series 2006-3, Class AM (P)	6.038	07-10-44	300,000	305,566
Series 2006-4, Class A4	5.634	07-10-46	224,037	228,592
Series 2006-5, Class AM	5.448	09-10-47	435,000	448,842
Series 2007-4, Class AM (P)	6.002	02-10-51	220,000	234,524
Banc of America Funding Corp. Series 2005-A, Class 5A1 (P)	0.502	02-20-35	5,431	5,140
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2007-5, Class A4	5.492	02-10-51	456,016	479,101
Banc of America Mortgage Securities
Series 2005-B, Class 2A1 (P)	2.666	03-25-35	84,424	77,902
Series 2004-A, Class 2A2 (P)	2.669	02-25-34	37,739	37,768
Series 2004-D, Class 2A2 (P)	2.728	05-25-34	17,638	17,631
Series 2004-H, Class 2A2 (P)	2.715	09-25-34	51,176	50,189
Series 2004-I, Class 3A2 (P)	2.651	10-25-34	8,895	8,816
Series 2005-J, Class 3A1 (P)	2.751	11-25-35	82,419	77,828
Bear Stearns ALT-A Trust Series 2006-1, Class 11A1 (P)	0.679	02-25-36	152,923	126,003
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A1	1.242	05-10-47	96,430	95,921
Series 2014-GC21, Class AS	4.026	05-10-47	365,000	377,310
Series 2015-GC27, Class A1	1.353	02-10-48	52,765	52,458
Series 2015-GC29, Class A4	3.192	04-10-48	495,000	486,656
Series 2015-P1, Class A5	3.717	09-15-48	75,000	76,715

SEE NOTES TO FINANCIAL STATEMENTS75

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX (P)	5.366	12-11-49	590,000	$610,596
COBALT CMBS Commercial Mortgage Trust Series 2007-C3, Class AM (P)	5.960	05-15-46	150,000	159,399
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class A1	1.324	11-10-47	34,952	34,263
Series 2014-CR21, Class A3	3.528	12-10-47	1,070,000	1,087,521
Series 2014-UBS6, Class A1	1.445	12-10-47	54,596	54,408
Series 2014-UBS6, Class A5	3.644	12-10-47	400,000	409,200
Series 2015-CR22, Class A1	1.569	03-10-48	61,131	61,042
Series 2015-CR24, Class A1	1.652	08-10-55	80,000	79,914
Series 2015-CR24, Class A5	3.696	08-10-48	270,000	276,151
Series 2015-LC21, Class A4	3.708	07-10-48	465,000	476,290
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class A (P) (S)	1.037	02-13-32	280,000	278,865
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company)
Series 2015-PC1, Class A2	3.148	07-10-50	75,000	77,455
Series 2015-PC1, Class A5	3.902	07-10-50	1,080,000	1,123,611
Series 2015-PC1, Class AM	4.290	07-10-50	60,000	62,121
Series 2015-PC1, Class B (P)	4.590	07-10-50	100,000	99,548
Series 2015-PC1, Class C (P)	4.591	07-10-50	80,000	75,685
Commercial Mortgage Trust (Deutsche Bank AG/UBS) Series 2014-UBS2, Class A1	1.298	03-10-47	64,406	63,855
Commercial Mortgage Trust (Goldman Sachs & Company/RBS Greenwich Capital)
Series 2007-GG9, Class AM	5.475	03-10-39	305,000	316,089
Series 2007-GG9, Class AMFX	5.475	03-10-39	400,000	416,341
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A1	1.684	04-15-50	47,611	47,583
Series 2015-C2, Class A1	1.454	06-15-57	272,171	270,969
Series 2015-C3, Class A4	3.691	08-15-48	70,000	71,509
CSMC Series 2014-ICE, Class A (P) (S)	0.997	04-15-27	200,000	198,496
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2, Class 1A1 (P)	0.599	04-25-35	90,825	79,922
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A (P)	1.045	09-19-44	95,779	90,074
Series 2004-AR4, Class 2A1A (P)	0.565	01-19-45	411,871	360,896
Fosse Master Issuer PLC
Series 2011-1A, Class A5 (P) (S)	3.287	10-18-54	137,000	137,936
Series 2012-1A, Class 3A1 (P) (S)	1.825	10-18-54	210,000	213,689
FREMF Mortgage Trust
Series 2014-K41, Class B (P) (S)	3.960	11-25-47	190,000	187,774

76SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-K43, Class B (P) (S)	3.862	02-25-48	145,000	$145,475
Series 2015-K45, Class B (P) (S)	3.713	04-25-48	130,000	119,858
Series 2015-K46, Class B (P) (S)	3.818	04-25-48	230,000	216,094
Series 2015-K718, Class B (P) (S)	3.669	02-25-22	235,000	233,003
GMAC Mortgage Corp. Loan Trust Series 2005-AR3, Class 5A1 (P)	3.196	06-19-35	25,769	25,576
GreenPoint MTA Trust Series 2005-AR1, Class A1 (P)	0.679	06-25-45	174,713	134,287
GS Mortgage Securities Trust
Series 2006-GG6, Class A4 (P)	5.553	04-10-38	150,083	150,260
Series 2014-EB1A, Class 2A1 (P) (S)	2.490	07-25-44	178,155	178,222
Series 2014-GC20, Class A1	1.343	04-10-47	51,179	50,917
Series 2014-GC22, Class A1	1.290	06-10-47	70,294	69,848
Series 2014-GC24, Class A1	1.509	09-10-47	124,196	123,847
Series 2015-GC28, Class A1	1.528	02-10-48	87,776	87,399
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A (P)	0.425	05-19-35	49,779	41,159
Series 2006-9, Class 2A1A (P)	0.414	11-19-36	538,627	396,029
Holmes Master Issuer PLC Series 2012-3A, Class B1 (P) (S)	2.489	10-15-54	250,000	256,446
HomeBanc Mortgage Trust
Series 2005-4, Class A1 (P)	0.469	10-25-35	143,828	130,710
Series 2005-4, Class A2 (P)	0.529	10-25-35	98,791	90,194
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class AS (P)	4.243	04-15-47	200,000	209,827
Series 2014-C21, Class A1	1.322	08-15-47	50,177	49,867
Series 2014-C22, Class A1	1.451	09-15-47	29,962	29,846
Series 2014-C23, Class A1	1.650	09-15-47	44,538	44,527
Series 2014-C24, Class A1	1.539	11-15-47	17,984	17,924
Series 2014-C26, Class A1	1.596	01-15-48	140,849	140,361
Series 2015-C27, Class A1	1.414	02-15-48	69,276	68,777
Series 2015-C28, Class A1	1.445	10-15-48	258,320	257,815
Series 2015-C28, Class A4	3.227	10-15-48	510,000	500,031
Series 2015-C30, Class A1	1.738	07-15-48	59,494	59,387
Series 2015-C30, Class A2	3.087	07-15-48	30,000	30,897
Series 2015-C30, Class A5	3.822	07-15-48	350,000	359,048
Series 2015-C31, Class A3	3.801	08-15-48	530,000	544,574
JPMorgan Alternative Loan Trust Series 2007-A2, Class 12A3 (P)	0.389	06-25-37	65,057	60,544
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	6.095	04-15-45	105,000	108,065
Series 2006-LDP8, Class AJ (P)	5.480	05-15-45	75,000	76,958
Series 2007-CB19, Class A4 (P)	5.884	02-12-49	159,063	167,533
Series 2007-CB19, Class AM (P)	5.884	02-12-49	740,000	779,344
Series 2007-LD11, Class AM (P)	5.961	06-15-49	80,000	83,126

SEE NOTES TO FINANCIAL STATEMENTS77

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-LD12, Class A4 (P)	5.882	02-15-51	340,000	$357,856
Series 2007-LD12, Class AM (P)	6.208	02-15-51	270,000	288,050
Series 2014-C20, Class A1	1.268	07-15-47	59,320	59,100
JPMorgan Mortgage Trust Series 2005-ALT1, Class 1A1 (P)	0.499	10-25-35	156,484	119,856
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4	4.568	01-15-31	5,104	5,146
Series 2007-C2, Class AM (P)	5.493	02-15-40	225,000	235,219
Series 2007-C6, Class AM (P)	6.114	07-15-40	175,000	185,712
Series 2008-C1, Class A2 (P)	6.321	04-15-41	584,213	630,534
Series 2008-C1, Class AM (P)	6.321	04-15-41	65,000	70,276
Merrill Lynch Mortgage Investors Trust Series 2005-A9, Class 2A1C (P)	2.547	12-25-35	125,000	118,800
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM (P)	5.782	08-12-43	60,000	61,940
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A1	1.294	06-15-47	54,153	53,771
Series 2014-C17, Class A1	1.551	08-15-47	42,327	42,211
Series 2014-C18, Class A1	1.686	10-15-47	67,675	67,791
Series 2014-C19, Class A1	1.573	12-15-47	91,179	91,120
Series 2015-C24, Class B (P)	4.500	08-15-47	60,000	58,716
Series 2015-C24, Class C (P)	4.500	08-15-47	40,000	36,642
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4 (P)	5.731	07-12-44	160,811	163,117
Series 2007-IQ14, Class AM (P)	5.865	04-15-49	105,000	109,039
Series 2007-IQ14, Class AMFX (P)	5.865	04-15-49	340,000	352,806
Morgan Stanley Capital I, Inc.
Series 2015-MS1, Class A4	3.779	05-15-48	180,000	185,643
Series 2015-MS1, Class AS (P)	4.163	05-15-48	20,000	20,485
Series 2015-MS1, Class B (P)	4.163	05-15-48	235,000	224,972
Sequoia Mortgage Trust Series 2010-H1, Class A1 (P)	2.181	02-25-40	2,640	2,622
STARM Mortgage Loan Trust Series 2007-2, Class 5A1 (P)	5.387	04-25-37	85,298	75,197
Towd Point Mortgage Trust Series 2015-3, Class A1B (P) (S)	3.000	03-25-54	802,491	802,824
Vendee Mortgage Trust Series 1996-3, Class 4 (P)	9.617	03-15-25	1,075	1,154
WaMu Mortgage Pass Through Certificates
Series 2005-AR11, Class A1C3 (P)	0.709	08-25-45	110,031	98,094
Series 2005-AR12, Class 2A1 (P)	2.517	09-25-35	19,708	19,910
Wells Fargo Commercial Mortgage Trust
Series 2014-CR21, Class A1	1.494	12-10-47	25,642	25,613
Series 2014-LC18, Class A1	1.437	12-15-47	116,522	116,125
Series 2015-C26, Class A1	1.454	02-15-48	65,503	65,077
Series 2015-C27, Class A1	1.730	02-15-48	195,920	196,035

78SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-C28, Class A1	1.531	05-15-48	77,320	$77,024
Series 2015-C29, Class A4	3.637	06-15-48	315,000	320,077
Series 2015-LC20, Class A1	1.471	04-15-50	151,326	150,653
Series 2015-NSX2, Class C (P)	4.394	07-15-58	35,000	33,233
Series 2015-NXS2, Class A2	3.020	07-15-58	270,000	277,818
Series 2015-NXS2, Class A5	3.767	07-15-58	215,000	220,557
Series 2015-NXS2, Class AS	4.121	07-15-58	45,000	46,055
Series 2015-NXS2, Class B (P)	4.394	07-15-58	330,000	335,056
Series 2015-SG1, Class A1	1.568	12-15-47	60,000	60,072
Series 2015-SG1, Class A4	3.789	12-15-47	195,000	200,587
Wells Fargo Mortgage Backed Securities Trust
Series 2004-G, Class A3 (P)	2.728	06-25-34	24,800	24,862
Series 2006-2, Class 2A1 (P)	0.899	03-25-36	90,154	73,707
Series 2003-O, Class 5A1 (P)	2.497	01-25-34	43,518	44,699
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1	1.283	05-15-47	133,785	133,427
Series 2011-C2, Class AS	4.176	05-15-47	325,000	340,579
Series 2013-C13, Class A4	3.001	05-15-45	275,000	273,590
Series 2014-C19, Class AS	4.271	03-15-47	280,000	295,844
Series 2014-C21, Class A1	1.413	08-15-47	112,749	112,278
Series 2014-C22, Class A1	1.479	09-15-57	90,919	90,575
Series 2014-C23, Class A1	1.663	10-15-57	35,109	35,156
U.S. Government Agency 0.7%				7,029,263
Federal Home Loan Mortgage Corp.
Series 199, Class PO	0.544	08-01-28	1,698	1,577
Series 2014-DN3, Class M2 (P)	2.599	08-25-24	250,000	252,477
Series 2014-HQ2, Class M1 (P)	1.641	09-25-24	219,737	220,471
Series 2014-HQ2, Class M2 (P)	2.391	09-25-24	250,000	249,306
Series 2014-HQ3, Class M1 (P)	1.849	10-25-24	142,595	142,964
Series 2015-DN1, Class M2 (P)	2.599	01-25-25	250,000	253,718
Series 2015-DNA1, Class M2 (P)	2.049	10-25-27	280,000	278,393
Series 2015-DNA2, Class M2 (P)	2.799	12-25-27	330,000	334,049
Series 2015-HQ1, Class M1 (P)	1.249	03-25-25	243,722	243,637
Series 2015-HQ1, Class M2 (P)	2.399	03-25-25	250,000	250,702
Series 2015-HQ2, Class M2 (P)	2.141	05-25-25	250,000	246,395
Series 3153, Class UG (P)	0.648	05-15-36	32,341	32,653
Series 3913, Class FA (P)	0.698	08-15-41	155,699	157,030
Series 4077, Class MF (P)	0.698	07-15-42	291,798	294,514
Series 4434, Class FA (P)	0.548	02-15-45	117,106	117,396
Series 4448, Class JA	4.000	11-15-36	100,000	107,679
Series K025, Class A1	1.875	04-25-22	208,729	209,864
Series K502, Class A2	1.426	08-25-17	400,000	402,621
Series K712, Class A1	1.369	05-25-19	257,720	258,260
Federal National Mortgage Association

SEE NOTES TO FINANCIAL STATEMENTS79

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2006-114, Class HE	5.500	12-25-36	110,000	$122,743
Series 2014-89, Class FM (P)	0.599	01-25-45	185,697	186,123
Series 2014-C04, Class 1M1 (P)	2.149	11-25-24	69,951	70,374
Series 2014-C04, Class 2M1 (P)	2.299	11-25-24	33,928	34,167
Series 2015-C01, Class 1M1 (P)	1.699	02-25-25	77,992	78,113
Series 2015-C01, Class 2M1 (P)	1.699	02-25-25	32,086	32,117
Series 2015-C03, Class 1M1 (P)	1.699	07-25-25	144,172	144,384
Series 2015-C03, Class 2M1 (P)	1.699	07-25-25	318,556	318,993
Series 319, Class 2 IO	6.500	02-25-32	4,920	1,048
Government National Mortgage Association
Series 2004-47, Class QV	6.000	09-16-20	302,962	309,570
Series 2010-103, Class IN IO	4.500	02-20-39	113,115	6,389
Series 2010-109, Class CI IO	4.500	12-20-37	613,871	35,202
Series 2010-127, Class JI IO	4.000	02-20-39	619,897	52,273
Series 2010-127, Class PI IO	4.000	05-20-33	18,097	330
Series 2010-128, Class JC	4.000	06-20-39	70,000	75,572
Series 2010-165, Class IP IO	4.000	04-20-38	1,724,587	148,404
Series 2010-42, Class PI IO	4.500	09-20-37	1,491,092	95,992
Series 2010-84, Class NI IO	4.500	12-20-36	298,684	8,265
Series 2010-87, Class HI, IO	4.500	11-20-38	1,162,232	91,742
Series 2010-92, Class PI IO	4.500	11-20-37	194,337	10,979
Series 2010-98, Class PI IO	4.500	10-20-37	173,481	9,389
Series 2011-123, Class MA	4.000	07-20-41	485,000	524,636
Series 2011-133, Class GB	3.500	09-20-41	100,000	103,511
Series 2011-2, Class HI IO	4.000	12-20-35	75,630	2,840
Series 2011-41 Class AI IO	4.500	12-20-39	344,206	35,790
Series 2011-88, Class EI IO	4.500	11-20-39	58,062	5,666
Series 2011-94, Class AI IO	4.500	01-20-39	379,047	24,005
Series 2012-136, Class MX	2.000	11-20-42	230,000	199,578
Series 2012-94, Class BI IO	4.000	05-20-37	269,427	42,638
Series 2013-24, Class OI IO	4.000	02-20-43	179,031	32,290
Series 2014-115, Class KI IO	3.000	06-20-37	287,212	31,993
Series 2014-160, Class DI IO	3.500	04-20-39	685,121	84,483
Series 2015, Class AI	3.500	03-20-39	529,529	55,958
Asset backed securities 2.9%				$26,137,781
(Cost $26,092,214)
Ally Auto Receivables Trust
Series 2012-A, Class D (S)	3.150	10-15-18	195,000	197,581
Series 2012-A, Class C (S)	2.400	11-15-17	100,000	100,938
Ally Master Owner Trust Series 2015-3, Class A	1.630	05-15-20	965,000	962,294
American Express Credit Account Master Trust
Series 2012-5, Class C (S)	1.070	05-15-18	200,000	200,062
Series 2014-2, Class A	1.260	01-15-20	195,000	195,413

80SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
AmeriCredit Automobile Receivables Trust
Series 2012-1, Class C	2.670	01-08-18	19,850	$19,932
Series 2012-5, Class C	1.690	11-08-18	100,000	100,342
Series 2013-5, Class B	1.520	01-08-19	140,000	139,929
Series 2014-2, Class B	1.600	07-08-19	130,000	130,277
Series 2015-1, Class A3	1.260	11-08-19	220,000	219,556
Series 2015-2, Class A3	1.270	01-08-20	120,000	119,805
Series 2012-4, Class C	1.930	08-08-18	140,000	140,738
ARI Fleet Lease Trust
Series 2014-A, Class A2 (S)	0.810	11-15-22	127,843	127,781
Series 2015-A, Class A2 (S)	1.110	11-15-18	150,000	150,134
Series 2015-A, Class A3 (S)	1.670	09-15-23	160,000	159,882
Ascentium Equipment Receivables Trust
Series 2015-1A, Class A2 (S)	1.150	07-10-17	80,000	80,084
Series 2015-1A, Class A3 (S)	1.610	10-13-20	114,000	114,439
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A (S)	1.920	09-20-19	410,000	409,237
Series 2013-2A, Class A (S)	2.970	02-20-20	300,000	307,584
Series 2014-1A, Class A (S)	2.460	07-20-20	390,000	391,999
Series 2015-2A, Class A (S)	2.630	12-20-21	295,000	294,752
BankBoston Home Equity Loan Trust Series 1998-2, Class A6 (P)	6.640	12-25-28	11,095	11,076
Barclays Dryrock Issuance Trust
Series 2014-2, Class A (P)	0.537	03-16-20	215,000	214,187
Series 2015-1, Class A	2.200	12-15-22	100,000	100,502
Series 2015-2, Class A	1.560	03-15-21	490,000	490,235
Cabela's Credit Card Master Note Trust
Series 2015-1A, Class A1	2.260	03-15-23	225,000	225,309
Series 2015-2, Class A1	2.250	07-17-23	410,000	410,337
Cabela's Master Credit Card Trust Series 2014-1, Class A (P)	0.547	03-16-20	75,000	74,568
Capital Auto Receivables Asset Trust
Series 2013-1, Class B	1.290	04-20-18	30,000	29,962
Series 2013-1, Class C	1.740	10-22-18	30,000	30,087
Series 2014-1, Class B	2.220	01-22-19	40,000	40,370
Series 2014-1, Class C	2.840	04-22-19	55,000	55,816
Series 2014-2, Class B	2.030	12-20-18	85,000	85,458
Series 2014-2, Class C	2.410	05-20-19	75,000	75,860
Series 2014-3, Class A3	1.480	11-20-18	115,000	115,016
Series 2015-2, Class A2	1.390	09-20-18	30,000	29,868
Series 2015-2, Class A3	1.730	09-20-19	490,000	489,055
Capital One Multi-Asset Execution Trust Series 2015-A1, Class A	1.390	01-15-21	315,000	315,239
CarMax Auto Owner Trust
Series 2012-3, Class D	2.290	04-15-19	150,000	150,882
Series 2014-1, Class B	1.690	08-15-19	20,000	20,029
Series 2014-1, Class C	1.930	11-15-19	30,000	29,931

SEE NOTES TO FINANCIAL STATEMENTS81

	Rate (%)	Maturity date	Par value^	Value
Series 2014-1, Class D	2.430	08-17-20	295,000	$292,939
Series 2015-1, Class A3	1.380	11-15-19	75,000	75,120
Series 2015-2, Class A3	1.370	03-16-20	105,000	104,857
CCG Receivables Trust Series 2014-1, Class A2 (S)	1.060	11-15-21	293,698	292,979
Chase Funding Trust
Series 2002-2, Class 1M1	5.599	09-25-31	10,331	10,243
Series 2002-4, Class 2A1 (P)	0.939	10-25-32	4,853	4,503
Chase Issuance Trust Series 2015, Class A2A	1.590	02-18-20	370,000	371,570
CNH Equipment Trust
Series 2012-D, Class B	1.270	05-15-20	290,000	290,047
Series 2015-B, Class A3	1.370	07-15-20	180,000	179,636
Countrywide Asset-Backed Certificates Series 2004-BC1, Class M2 (P)	1.804	01-25-34	69,395	65,397
DB Master Finance LLC
Series 2015-1A, Class A2I (S)	3.262	02-20-45	487,550	489,543
Series 2015-1A, Class A2II (S)	3.980	02-20-45	189,050	189,076
Diamond Resorts Owner Trust
Series 2013-2, Class A (S)	2.270	05-20-26	221,735	222,669
Series 2014-1, Class A (S)	2.540	05-20-27	392,655	394,327
Series 2015-1, Class A (S)	2.730	07-20-27	143,670	144,072
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390	04-15-20	250,000	250,346
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 (S)	5.216	01-25-42	618,400	635,048
Elara HGV Timeshare Issuer Series 2014-A, Class A (S)	2.530	02-25-27	226,790	225,681
Enterprise Fleet Financing LLC
Series 2015-2, Class A2 (S)	1.590	02-22-21	200,000	200,189
Series 2015-2, Class A3 (S)	2.090	02-22-21	370,000	370,845
Exeter Automobile Receivables Trust Series 2014-2A, Class A (S)	1.060	08-15-18	41,808	41,710
Ford Credit Auto Lease Trust
Series 2013-B, Class B	1.230	11-15-16	115,000	115,231
Series 2013-B, Class C	1.510	08-15-17	80,000	80,189
Series 2014-B, Class A4	1.100	11-15-17	105,000	105,142
Series 2015-A, Class A4	1.310	08-15-18	125,000	125,118
Ford Credit Auto Owner Trust
Series 2013-B, Class D	1.820	11-15-19	225,000	226,696
Series 2014-C, Class A4	1.560	02-15-20	95,000	95,163
Series 2015-A, Class A3	1.280	09-15-19	70,000	70,141
Series 2015-B, Class A3	1.160	11-15-19	115,000	114,946
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1	1.400	08-15-19	155,000	154,879
GE Equipment Transportation LLC
Series 2014-1, Class A4	1.480	08-23-22	75,000	74,726

82SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Series 2015-1, Class A3	1.280	02-25-19	40,000	$40,078
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650	05-15-20	100,000	99,363
GreatAmerica Leasing Receivables
Series 2014-1, Class A3 (S)	0.890	07-15-17	165,000	164,979
Series 2014-1, Class A4 (S)	1.470	08-15-20	135,000	135,069
GSAA Home Equity Trust
Series 2005-11, Class 2A1 (P)	0.479	10-25-35	110,474	101,486
Series 2005-14, Class 2A3 (P)	0.549	12-25-35	73,947	62,164
Series 2005-MTR1, Class A4 (P)	0.569	10-25-35	315,399	302,315
Series 2007-7, Class 2A1 (P)	0.260	07-25-37	204,773	179,945
GSAA Trust Series 2005-8, Class A3 (P)	0.629	06-25-35	193,648	182,655
Hilton Grand Vacations Trust Series 2014-AA, Class A (S)	1.770	11-25-26	361,334	357,915
Honda Auto Receivables Owner Trust
Series 2013-4, Class A4	1.040	02-18-20	125,000	125,002
Series 2014-4, Class A4	1.460	10-15-20	75,000	75,049
Hyundai Auto Lease Securitization Trust
Series 2014-B, Class A4 (S)	1.260	09-17-18	135,000	135,299
Series 2015-A, Class A4 (S)	1.650	08-15-19	180,000	180,637
Series 2015-B, Class A4 (S)	1.660	07-15-19	370,000	371,234
Hyundai Auto Receivables Trust
Series 2011-B, Class D	3.510	11-15-17	130,000	130,466
Series 2015-A, Class A3	1.050	04-15-19	90,000	89,921
John Deere Owner Trust Series 2015-A, Class A3	1.320	06-17-19	50,000	50,207
Kubota Credit Owner Trust Series 2014-1A, Class A4 (S)	1.670	07-15-20	540,000	540,117
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A3	1.340	12-16-19	155,000	154,662
MMAF Equipment Finance LLC
Series 2014-AA, Class A3 (S)	0.870	01-08-19	345,000	343,930
Series 2015-AA, Class A3 (S)	1.390	10-16-19	100,000	99,620
Series 2015-AA, Class A4 (S)	1.930	07-16-21	195,000	194,392
Motor PLC Series 2014-1A, Class A1 (P) (S)	0.679	08-25-21	87,367	87,410
MVW Owner Trust
Series 2013-1A, Class A (S)	2.150	04-22-30	108,071	107,956
Series 2014-1A, Class A (S)	2.250	09-20-31	160,611	159,737
Navistar Financial Dealer Note Master Trust Series 2013-2, Class A (P) (S)	0.879	09-25-18	140,000	139,976
Nissan Auto Receivables Owner Trust Series 2015-B, Class A3	1.340	03-16-20	155,000	155,089
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440	01-15-20	120,000	119,501

SEE NOTES TO FINANCIAL STATEMENTS83

	Rate (%)	Maturity date	Par value^	Value
Nordstrom Credit Card Master Note Trust II Series 2011-1A, Class A (S)	2.280	11-15-19	470,000	$476,629
Residential Asset Mortgage Products, Inc. Series 2003-RZ2, Class A1	4.100	04-25-33	6,589	6,635
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class A (S)	2.200	10-20-30	50,148	50,290
Series 2014-1A, Class A (S)	2.070	03-20-30	261,485	262,699
Series 2014-2A, Class A (S)	2.050	06-20-31	67,995	68,432
Series 2014-3A, Class A (S)	2.300	10-20-31	345,852	347,550
Series 2015-1A, Class A (S)	2.400	03-22-32	489,011	488,241
Series 2015-2A, Class A (S)	2.430	06-20-32	278,682	278,996
SMART Trust
Series 2012-2USA, Class A4A (S)	2.060	03-14-18	480,000	481,094
Series 2012-4US, Class A3A	0.970	03-14-17	62,777	62,561
Series 2012-4US, Class A4A	1.250	08-14-18	190,000	189,239
Series 2013-1US, Class A3A	0.840	09-14-16	10,245	10,245
Series 2013-1US, Class A4A	1.050	10-14-18	105,000	105,000
Series 2013-2US, Class A4A	1.180	02-14-19	235,000	233,531
Series 2014-1US, Class A3A	0.950	02-14-18	225,000	224,723
Series 2015-1US, Class A2A	0.990	08-14-17	90,000	90,065
Series 2015-1US, Class A3A	1.500	09-14-18	120,000	120,204
SMB Private Education Loan Trust
Series 2015-A, Class A2A (S)	2.490	06-15-27	160,000	156,006
Series 2015-B, Class A2A (S)	2.980	07-15-27	180,000	179,890
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A	2.220	01-15-22	480,000	484,140
Series 2013-1, Class B	1.690	03-15-21	630,000	630,088
Series 2014-1, Class A	1.610	11-15-20	210,000	210,385
Series 2014-1, Class B	1.810	11-15-20	225,000	226,178
Series 2014-1, Class C	1.910	11-15-20	105,000	105,515
Series 2015-2, Class A	1.600	04-15-21	180,000	179,713
Terwin Mortgage Trust Series 2005-14HE, Class AF2	4.849	08-25-36	28,677	29,462
Utility Debt Securitization Authority Series 2013-T, Class T1	2.042	06-15-21	170,000	170,272
Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A4	1.390	05-20-21	250,000	249,290
Volvo Financial Equipment LLC Series 2014-1A, Class A3 (S)	0.820	04-16-18	105,000	104,883
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371	06-15-45	870,000	866,666
Wheels SPV LLC
Series 2014-1A, Class A2 (S)	0.840	03-20-23	148,557	148,260
Series 2014-1A, Class A3 (S)	1.460	03-20-23	200,000	200,703
Series 2015-1A, Class A2 (S)	1.270	04-22-24	200,000	199,385
World Omni Auto Receivables Trust Series 2015-A, Class A3	1.340	05-15-20	45,000	45,063

84SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 12.7%		$114,810,990
(Cost $101,448,885)
Consumer discretionary 1.6%		14,092,365
Auto components 0.1%
Johnson Controls, Inc.	20,200	831,028
Automobiles 0.2%
Ford Motor Company	38,900	539,543
General Motors Company	23,099	680,035
Distributors 0.1%
Genuine Parts Company	9,200	768,108
Hotels, restaurants and leisure 0.2%
Carnival Corp.	18,900	930,447
Las Vegas Sands Corp.	16,000	739,680
McDonald's Corp.	3,800	361,076
Leisure products 0.2%
Mattel, Inc.	53,300	1,248,819
Media 0.5%
Altice NV (I)	1,122	35,228
Altice NV (I)	3,366	96,034
Cablevision Systems Corp., Class A	30,100	757,617
Comcast Corp., Class A	12,600	709,758
Liberty Global PLC LiLAC (I)	105	3,491
Liberty Global PLC, Series C (I)	2,100	94,227
News Corp., Class A (I)	30,300	412,989
The New York Times Company, Class A	28,500	346,560
The Walt Disney Company	7,600	774,288
Time Warner, Inc.	10,833	770,226
Twenty-First Century Fox, Inc., Class A	3,900	106,821
Twenty-First Century Fox, Inc., Class B	13,900	384,474
Viacom, Inc., Class B	6,100	248,697
Multiline retail 0.2%
Kohl's Corp.	20,700	1,056,321
Macy's, Inc.	16,300	955,343
Specialty retail 0.1%
Staples, Inc.	68,000	966,280
Textiles, apparel and luxury goods 0.0%
Coach, Inc.	9,100	275,275
Consumer staples 0.6%		5,713,478
Beverages 0.1%
PepsiCo, Inc.	11,900	1,105,867
Food and staples retailing 0.0%
Wal-Mart Stores, Inc.	4,200	271,866

SEE NOTES TO FINANCIAL STATEMENTS85

	Shares	Value
Consumer staples (continued)
Food products 0.4%
Archer-Daniels-Midland Company	30,100	$1,354,199
Campbell Soup Company	12,600	604,674
Kellogg Company	7,800	516,984
McCormick & Company, Inc.	7,700	610,456
Household products 0.1%
The Clorox Company	8,900	989,413
Personal products 0.0%
Avon Products, Inc.	50,100	260,019
Energy 1.5%		13,399,616
Energy equipment and services 0.1%
Diamond Offshore Drilling, Inc. (L)	16,500	391,215
Oil, gas and consumable fuels 1.4%
Anadarko Petroleum Corp.	10,400	744,432
Apache Corp.	32,200	1,456,728
BP PLC, ADR	13,500	452,790
Canadian Natural Resources, Ltd.	30,600	687,582
Chevron Corp.	23,600	1,911,364
Columbia Pipeline Group, Inc.	39,700	1,006,792
ConocoPhillips	6,300	309,645
CONSOL Energy, Inc. (L)	26,900	409,687
Exxon Mobil Corp.	26,500	1,993,860
Hess Corp.	24,600	1,462,470
Occidental Petroleum Corp.	13,100	956,431
Royal Dutch Shell PLC, ADR, Class A	26,700	1,412,964
Seven Generations Energy, Ltd., Class A (I)	19,500	203,656
Financials 2.9%		26,386,323
Banks 1.6%
Bank of America Corp.	141,585	2,313,499
JPMorgan Chase & Co.	59,600	3,820,360
Regions Financial Corp.	21,300	204,267
Royal Bank of Scotland Group PLC (I)	93,697	484,126
SunTrust Banks, Inc.	24,700	997,139
The PNC Financial Services Group, Inc.	21,200	1,931,744
U.S. Bancorp	53,300	2,257,255
Wells Fargo & Company	49,400	2,634,502
Capital markets 0.2%
Northern Trust Corp.	21,200	1,480,608
Och-Ziff Capital Management Group LLC, Class A	18,200	183,638
State Street Corp.	7,400	532,208
The Bank of New York Mellon Corp.	1,000	39,800

86SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Consumer finance 0.2%
American Express Company	18,600	$1,426,992
Diversified financial services 0.0%
Sentry Holdings, A Shares (I)	275	274
Sentry Holdings, B Shares (I)	65,529	74,410
Insurance 0.6%
Loews Corp.	34,600	1,261,170
Marsh & McLennan Companies, Inc.	34,200	1,837,566
MetLife, Inc.	23,900	1,197,390
Sun Life Financial, Inc.	15,800	503,546
The Chubb Corp.	5,900	712,779
Willis Group Holdings PLC	5,700	245,613
Real estate investment trusts 0.3%
Digital Realty Trust, Inc.	10,800	683,856
Iron Mountain, Inc.	5,200	147,368
Rayonier, Inc.	21,500	494,500
Weyerhaeuser Company	32,989	921,713
Health care 0.9%		7,982,707
Pharmaceuticals 0.9%
Bristol-Myers Squibb Company	26,800	1,593,796
GlaxoSmithKline PLC	29,087	593,887
Johnson & Johnson	22,400	2,105,152
Merck & Company, Inc.	31,900	1,717,815
Pfizer, Inc.	61,206	1,972,057
Industrials 1.7%		15,389,522
Aerospace and defense 0.3%
Honeywell International, Inc.	9,400	933,138
The Boeing Company	12,000	1,568,160
United Technologies Corp.	1,400	128,254
Air freight and logistics 0.2%
United Parcel Service, Inc., Class B	14,800	1,445,220
Building products 0.1%
Masco Corp.	22,100	579,683
USG Corp. (I)	17,700	540,027
Commercial services and supplies 0.0%
Tyco International PLC	8,800	319,352
Electrical equipment 0.2%
Eaton Corp. PLC	10,568	603,010
Emerson Electric Company	24,300	1,159,596
Industrial conglomerates 0.4%
General Electric Company	150,400	3,732,928

SEE NOTES TO FINANCIAL STATEMENTS87

	Shares	Value
Industrials (continued)
Machinery 0.5%
Deere & Company	12,100	$989,538
Flowserve Corp.	9,700	437,761
Illinois Tool Works, Inc.	18,100	1,529,993
Joy Global, Inc.	15,700	380,254
Stanley Black & Decker, Inc.	4,900	497,448
Xylem, Inc.	16,800	545,160
Information technology 1.4%		13,049,258
Communications equipment 0.4%
Cisco Systems, Inc.	42,400	1,097,312
Harris Corp.	18,300	1,405,806
QUALCOMM, Inc.	22,000	1,244,760
Electronic equipment, instruments and components 0.1%
Corning, Inc.	57,900	996,459
IT services 0.2%
Computer Sciences Corp.	7,000	433,930
IBM Corp.	7,000	1,035,230
The Western Union Company	20,300	374,332
Semiconductors and semiconductor equipment 0.3%
Analog Devices, Inc.	17,000	949,620
Applied Materials, Inc.	61,000	981,185
Texas Instruments, Inc.	21,900	1,047,696
Software 0.2%
CA, Inc.	13,500	368,415
Microsoft Corp.	30,000	1,305,600
Technology hardware, storage and peripherals 0.2%
Dell, Inc. (I)(R)	93,900	1,435,863
EMC Corp.	15,000	373,050
Materials 0.7%		6,316,043
Chemicals 0.2%
E.I. du Pont de Nemours & Company	21,600	1,112,400
Potash Corp. of Saskatchewan, Inc.	17,700	460,200
Construction materials 0.1%
Vulcan Materials Company	13,500	1,263,870
Containers and packaging 0.1%
WestRock Company	10,530	624,956
Metals and mining 0.2%
Newmont Mining Corp.	26,000	443,820
Nucor Corp.	23,900	1,034,631
Paper and forest products 0.1%
International Paper Company	31,900	1,376,166

88SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Telecommunication services 0.6%		$5,074,279
Diversified telecommunication services 0.5%
AT&T, Inc.	57,635	1,913,482
CenturyLink, Inc.	21,175	572,572
Telefonica SA	45,458	640,616
Verizon Communications, Inc.	29,491	1,356,881
Wireless telecommunication services 0.1%
NII Holdings, Inc. (I)	13,299	114,238
T-Mobile US, Inc. (I)	5,700	225,777
Vodafone Group PLC	72,809	250,713
Utilities 0.8%		7,407,399
Electric utilities 0.6%
Duke Energy Corp.	21,443	1,520,523
Entergy Corp.	18,900	1,234,737
Exelon Corp.	26,500	815,140
FirstEnergy Corp.	34,200	1,093,032
Xcel Energy, Inc.	28,000	944,440
Independent power and renewable electricity producers 0.0%
AES Corp.	37,000	444,000
Multi-utilities 0.2%
NiSource, Inc.	51,500	864,685
PG&E Corp.	9,900	490,842
Preferred securities 0.1%		$1,429,835
(Cost $1,338,310)
Financials 0.1%		1,078,505
Consumer finance 0.0%
Ally Financial, Inc., 7.000% (S)	525	530,857
Real estate investment trusts 0.1%
American Tower Corp., 5.250%	1,249	128,197
American Tower Corp., 5.500%	883	90,622
Crown Castle International Corp., 4.500%	3,150	328,829
Health care 0.0%		276,247
Pharmaceuticals 0.0%
Allergan PLC, 5.500%	269	276,247
Telecommunication services 0.0%		75,083
Wireless telecommunication services 0.0%
T-Mobile US, Inc., 5.500%	1,088	75,083
Warrants 0.0%		$19
(Cost $23)
Sentry Holdings, A Shares (I)(N)	19	19

SEE NOTES TO FINANCIAL STATEMENTS89

				Notional par	Value
Purchased options 0.0%					$17,410
(Cost $14,292)
Call options 0.0%					16,138
Over the Counter on the USD vs. GBP (Expiration Date: 9-28-15; Strike Price: $1.54; Counterparty: JPMorgan Chase Bank) (I)				883,000	10,004
Over the Counter on the USD vs. MXN (Expiration Date: 10-30-15; Strike Price: $16.90; Counterparty: Citigroup Global Market) (I)				340,000	6,134
Put options 0.0%					1,272
Over the Counter on the USD vs. GBP (Expiration Date: 9-28-15; Strike Price: $1.57; Counterparty: JPMorgan Chase Bank) (I)				883,000	1,272
			Yield (%)	Shares	Value
Securities lending collateral 0.1%					$718,872
(Cost $718,872)
John Hancock Collateral Trust (W)			0.1436(Y)	71,851	718,872
	Yield (%)		Maturity date	Par value^	Value
Short-term investments 4.4%					$39,437,021
(Cost $39,436,964)
U.S. Government 0.0%					300,000
U.S. Treasury Bill	0.024	*	10-15-15	300,000	300,000
			Yield (%)	Shares	Value
Money market funds 4.1%					36,841,021
T. Rowe Price Reserve Investment Fund			0.0975(Y)	36,841,021	$36,841,021
				Par value	Value
Repurchase agreement 0.3%					2,296,000
Repurchase Agreement with State Street Corp. dated 8-31-15 at 0.000% to be repurchased at $2,296,000 on 9-1-15, collateralized by $2,305,000 Federal Home Loan Mortgage Corp., 1.870% due 12-24-19 (valued at $2,345,338, including interest)				2,296,000	$2,296,000
Total investments (Cost $930,443,785)† 101.8%					$919,894,494
Other assets and liabilities, net (1.8%)					($16,584,793)
Total net assets 100.0%					$903,309,701
	Rate (%)		Maturity date	Par value^	Value
SALE COMMITMENTS OUTSTANDING (0.7)%					($6,094,518)
(Cost ($6,072,899))
U.S. Government Agency (0.7)%					(6,094,518)
Federal National Mortgage Association
Fannie Mae Pool (C)	3.000		TBA	(4,765,000)	(4,785,474)
Fannie Mae Pool (C)	3.500		TBA	(875,000)	(906,719)
Government National Mortgage Association Ginnie Mae Pool (C)	4.000		TBA	(380,000)	(402,325)

90SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekels
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined

SEE NOTES TO FINANCIAL STATEMENTS91

(C)	Security purchased on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 8-31-15.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $145,768,084 or 16.1% of the fund's net assets as of 8-31-15.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $937,243,821. Net unrealized depreciation aggregated $17,349,327, of which $28,837,383 related to appreciated investment securities and $46,186,710 related to depreciated investment securities.

92SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15

Assets
Investments in unaffiliated issuers, at value (Cost $929,724,913) including $702,247 of securities loaned	$919,175,622
Investments in affiliated issuers, at value (Cost $718,872)	718,872
Total investments, at value (Cost $930,443,785)	919,894,494
Foreign currency, at value (Cost $1,754,136)	1,743,542
Cash held at broker for futures contracts	35,000
Receivable for investments sold	6,803,611
Receivable for delayed delivery securities sold	19,401,547
Receivable for fund shares sold	412,506
Receivable for forward foreign currency exchange contracts	2,274,861
Dividends and interest receivable	8,002,995
Receivable for securities lending income	3,688
Swap contracts, at value (including net unamortized upfront payment of $736)	8,433
Receivable for futures variation margin	18,594
Receivable for exchange cleared swaps	7,524
Other receivables and prepaid expenses	39,953
Total assets	958,646,748
Liabilities
Due to custodian	36,595
Payable for sale commitments outstanding, at value (proceeds received $6,072,899)	6,094,518
Payable for investments purchased	23,401,523
Payable for delayed delivery securities purchased	20,043,227
Payable for forward foreign currency exchange contracts	674,873
Payable for fund shares repurchased	4,212,916
Payable upon return of securities loaned	718,859
Swap contracts, at value (including net unamortized upfront payment of $1,763)	2,736
Distributions payable	398
Payable to affiliates
Accounting and legal services fees	8,761
Transfer agent fees	220
Other liabilities and accrued expenses	142,421
Total liabilities	55,337,047
Net assets	$903,309,701
Net assets consist of
Paid-in capital	$916,682,956
Accumulated distributions in excess of net investment income	(1,137,879)
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions and swap agreements	(3,219,790)
Net unrealized appreciation (depreciation) on investments, futures contracts, translation of assets and liabilities in foreign currencies and swap agreements	(9,015,586)
Net assets	$903,309,701

SEE NOTES TO FINANCIAL STATEMENTS93

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($2,332,903 ÷ 228,410 shares)[1]	$10.21
Class C ($370,118 ÷ 36,240 shares)[1]	$10.21
Class NAV ($900,606,680 ÷ 88,121,967 shares)	$10.22
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.64

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

94SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the year ended 8-31-15

Investment income
Interest	$31,190,768
Dividends	3,157,844
Securities lending	47,642
Less foreign taxes withheld	(77,729)
Total investment income	34,318,525
Expenses
Investment management fees	6,724,385
Distribution and service fees	2,282
Accounting and legal services fees	107,917
Transfer agent fees	638
Trustees' fees	12,385
State registration fees	993
Printing and postage	438
Professional fees	93,646
Custodian fees	165,781
Registration and filing fees	29,026
Other	18,179
Total expenses	7,155,670
Less expense reductions	(307,716)
Net expenses	6,847,954
Net investment income	27,470,571
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	9,217,084 [1]
Investments in affiliated issuers	(301)
Futures contracts	(756,674)
Swap contracts	2,857
8,462,966
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(65,181,776)
Investments in affiliated issuers	6
Futures contracts	(47,123)
Swap contracts	10,974
(65,217,919)
Net realized and unrealized loss	(56,754,953)
Decrease in net assets from operations	($29,284,382)

1	Net of foreign taxes of $3,096.

SEE NOTES TO FINANCIAL STATEMENTS95

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income	$27,470,571	$33,875,370
Net realized gain	8,462,966	22,657,736
Change in net unrealized appreciation (depreciation)	(65,217,919)	37,493,296
Increase (decrease) in net assets resulting from operations	(29,284,382)	94,026,402
Distributions to shareholders
From net investment income
Class A1	(10,592)	—
Class C1	(2,091)	—
Class NAV	(35,804,868)	(33,092,885)
From net realized gain
Class NAV	(22,862,416)	(25,819,907)
Total distributions	(58,679,967)	(58,912,792)
From fund share transactions	25,798,053	(102,633,669)
Total decrease	(62,166,296)	(67,520,059)
Net assets
Beginning of year	965,475,997	1,032,996,056
End of year	$903,309,701	$965,475,997
Undistributed (accumulated distributions in excess of) net investment income	($1,137,879)	$7,407,106

1	The inception date for Class A and Class C shares is 3-27-15.

96SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$10.56
Net investment income[2]	0.12
Net realized and unrealized loss on investments	(0.35)
Total from investment operations	(0.23)
Less distributions
From net investment income	(0.12)
Total distributions	(0.12)
Net asset value, end of period	$10.21
Total return (%)[3,4]	(2.20	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[6]
Expenses including reductions	1.12	[6]
Net investment income	2.76	[6]
Portfolio turnover (%)	76	[7]

1	The inception date for Class A shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS97

Class C Shares Period ended	8-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$10.56
Net investment income[2]	0.09
Net realized and unrealized loss on investments	(0.35)
Total from investment operations	(0.26)
Less distributions
From net investment income	(0.09)
Total distributions	(0.09)
Net asset value, end of period	$10.21
Total return (%)[3,4]	(2.50	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90	[7]
Expenses including reductions	1.87	[7]
Net investment income	2.03	[7]
Portfolio turnover (%)	76	[8]

1	The inception date for Class C shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.

98SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	8-31-15	8-31-14	8-31-13	8-31-12	8-31-11
Per share operating performance
Net asset value, beginning of period	$11.25	$10.89	$11.06	$10.70	$10.53
Net investment income[1]	0.32	0.36	0.35	0.41	0.43
Net realized and unrealized gain (loss) on investments	(0.66)	0.63	(0.12)	0.47	0.28
Total from investment operations	(0.34)	0.99	0.23	0.88	0.71
Less distributions
From net investment income	(0.41)	(0.35)	(0.39)	(0.52)	(0.54)
From net realized gain	(0.28)	(0.28)	(0.01)	—	—
Total distributions	(0.69)	(0.63)	(0.40)	(0.52)	(0.54)
Net asset value, end of period	$10.22	$11.25	$10.89	$11.06	$10.70
Total return (%)[2]	(3.05)	9.30	2.05	8.52	6.91
Ratios and supplemental data
Net assets, end of period (in millions)	$901	$965	$1,033	$1,059	$994
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.79	0.79	0.79	0.79
Expenses including reductions	0.75	0.75	0.76	0.76	0.76
Net investment income	2.99	3.22	3.11	3.86	3.99
Portfolio turnover (%)	76	59	69	69	74

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS99

Notes to financial statements

Note 1 — Organization

John Hancock Spectrum Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income with moderate share price fluctuation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Government and Agency obligations	$211,125,171	—	$211,125,171	—
Foreign government obligations	135,765,435	—	135,765,435	—
Corporate bonds	309,602,442	—	309,446,567	$155,875
Convertible bonds	597,750	—	597,750	—
Municipal bonds	3,833,581	—	3,833,581	—
Term loans	44,288,583	—	44,288,583	—
Collateralized mortgage obligations	32,129,604	—	32,129,604	—
Asset backed securities	26,137,781	—	26,137,781	—
Common stocks	114,810,990	$111,199,839	2,100,604	1,510,547
Preferred securities	1,429,835	898,978	530,857	—
Warrants	19	—	—	19
Purchased options	17,410	—	17,410	—
Securities lending collateral	718,872	718,872	—	—
Short-term investments	39,437,021	36,841,021	2,596,000	—
Total investments in securities	$919,894,494	$149,658,710	$768,569,343	$1,666,441
Sale commitments outstanding	($6,094,518)	—	($6,094,518)	—
Other financial instruments:
Futures	$6,675	$6,675	—	—
Forward foreign currency contracts	1,599,988	—	$1,599,988	—
Interest rate swaps	2,013	—	2,013	—
Credit default swaps	7,743	—	7,743	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the

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counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Fund's investments or in a schedule to the Fund's investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2015, the fund had $38,777 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

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If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2015 amounted to $822. For the year ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Prior to April 1, 2015, the fund generally declared and paid dividends quarterly. Capital gain distributions, if any, are typically distributed annually.

The tax character of distributions for the years ended August 31, 2015 and 2014 were as follows:

	August 31, 2015	August 31, 2014
Orindary income	$36,779,192	$33,092,885
Long-term capital gains	21,900,775	25,819,907
Total	$58,679,967	$58,912,792

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis consisted of $1,121,512 of undistributed ordinary income and $3,600,953 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, characterization of distributions, wash sale loss deferrals, derivative transactions and amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

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Forward foreign currency contracts and certain swaps are typically traded through the OTC market. Certain forwards and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statement of asset and liabilities as Cash held at broker for futures contracts and receivable for exchange-cleared swaps, respectively. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is

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recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended August 31, 2015, the fund used futures contracts to gain exposure to treasuries market and foreign bond market, manage against anticipated interest changes, manage duration of portfolio and as a substitute for securities purchased. The fund held futures contracts with notional values ranging from $41.5 million to $54.3 million, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year South Korea Government Bond Futures	15	Long	Sep 2015	$1,549,485	$1,575,904	$26,419
10-Year U.S. Treasury Note Futures	39	Long	Dec 2015	4,968,379	4,955,438	(12,941)
2-Year U.S. Treasury Note Futures	31	Long	Dec 2015	6,781,759	6,772,531	(9,228)
3- Year Korea Government Bond Futures	3	Long	Sep 2015	276,788	277,540	752
5-Year U.S. Treasury Note Futures	26	Long	Dec 2015	3,116,554	3,105,375	(11,179)
U.S. Treasury Long Bond Futures	11	Long	Dec 2015	1,701,650	1,700,875	(775)
Ultra U.S. Treasury Bond Futures	2	Long	Dec 2015	320,675	316,812	(3,863)
10-Year Canada Government Bond Futures	34	Short	Dec 2015	(3,717,043)	(3,654,819)	62,224
10-Year Interest Rate Swap Futures	32	Short	Sep 2015	(3,266,064)	(3,340,500)	(74,436)
10-Year Mini Japan Government Bond Futures	27	Short	Sep 2015	(3,268,251)	(3,294,073)	(25,822)
10-Year U.S. Treasury Note Futures	90	Short	Dec 2015	(11,475,633)	(11,435,625)	40,008
2-Year U.S. Treasury Note Futures	10	Short	Dec 2015	(2,187,800)	(2,184,688)	3,112
30-Year Interest Rate Swap Futures	5	Short	Sep 2015	(521,839)	(529,531)	(7,692)
5-Year U.S. Treasury Note Futures	20	Short	Dec 2015	(2,397,146)	(2,388,750)	8,396
German Euro BOBL Futures	34	Short	Sep 2015	(4,953,625)	(4,961,050)	(7,425)
German Euro BUND Futures	4	Short	Sep 2015	(684,732)	(687,160)	(2,428)
U.K. Long Gilt Bond Futures	14	Short	Dec 2015	(2,532,401)	(2,517,595)	14,806
U.S. Treasury Long Bond Futures	3	Short	Dec 2015	(468,702)	(463,875)	4,827
Ultra U.S. Treasury Bond Futures	1	Short	Dec 2015	(160,326)	(158,406)	1,920
						$6,675

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended August 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $80.4 million to $118.1 million, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2015.

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Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	315,000	USD	231,607	Deutsche Bank AG London	9/9/2015	—	($7,516)	($7,516)
AUD	310,000	USD	219,873	JPMorgan Chase Bank N.A. London	9/9/2015	$661	—	661
AUD	100,000	USD	71,936	Royal Bank of Canada (UK)	10/22/2015	—	(953)	(953)
AUD	876,000	USD	628,145	Canadian Imperial Bank of Commerce	11/20/2015	—	(7,240)	(7,240)
AUD	202,000	USD	144,174	JPMorgan Chase Bank N.A. London	11/20/2015	—	(997)	(997)
AUD	591,000	USD	425,760	Morgan Stanley and Company International PLC	11/20/2015	—	(6,862)	(6,862)
BRL	170,000	USD	51,632	Bank of America, N.A.	9/2/2015	—	(4,757)	(4,757)
BRL	2,272,000	USD	695,333	Citibank N.A. London	9/2/2015	—	(68,859)	(68,859)
BRL	187,000	USD	52,922	Credit Suisse International	9/2/2015	—	(1,359)	(1,359)
BRL	500,000	USD	152,394	HSBC Bank USA	9/2/2015	—	(14,526)	(14,526)
BRL	23,298,000	USD	6,440,403	JPMorgan Chase Bank N.A. London	9/2/2015	—	(16,292)	(16,292)
BRL	3,812,000	USD	1,090,556	Morgan Stanley and Company International PLC	9/2/2015	—	(39,449)	(39,449)
BRL	1,821,000	USD	515,018	Royal Bank of Canada (UK)	9/2/2015	—	(12,902)	(12,902)
BRL	428,000	USD	125,559	State Street Bank London	9/2/2015	—	(7,544)	(7,544)
CAD	98,519	USD	75,082	State Street Bank London	9/30/2015	—	(204)	(204)
CAD	1,148,000	USD	868,205	Canadian Imperial Bank of Commerce	11/20/2015	4,227	—	4,227
CAD	343,501	USD	262,673	Citibank N.A. London	11/20/2015	—	(1,627)	(1,627)
CAD	304,000	USD	229,951	JPMorgan Chase Bank N.A. London	11/20/2015	1,076	—	1,076
CHF	1,212,000	USD	1,248,217	JPMorgan Chase Bank N.A. London	11/20/2015	9,042	—	9,042
CLP	56,234,000	USD	85,268	State Street Bank London	10/26/2015	—	(4,489)	(4,489)
CLP	25,479,000	USD	36,529	Barclays Bank PLC Wholesale	11/20/2015	—	(14)	(14)
CLP	69,985,000	USD	100,676	Credit Suisse International	11/20/2015	—	(377)	(377)
CNY	1,020,621	USD	162,874	Morgan Stanley and Company International PLC	10/20/2015	—	(3,562)	(3,562)
COP	93,293,000	USD	30,104	Barclays Bank PLC Wholesale	10/19/2015	396	—	396
CZK	3,773,000	USD	155,383	Bank of America, N.A.	11/20/2015	1,516	—	1,516
DKK	85,590	USD	12,827	Skandinaviska Enskilda Bank	11/20/2015	64	—	64
EGP	903,000	USD	116,246	JPMorgan Chase Bank N.A. London	9/16/2015	—	(4,161)	(4,161)
EUR	729,071	USD	792,861	Deutsche Bank AG London	9/11/2015	25,371	—	25,371
EUR	135,158	USD	150,167	Goldman Sachs International	9/11/2015	1,520	—	1,520
EUR	209,000	USD	230,514	HSBC Bank USA	9/11/2015	4,046	—	4,046
EUR	106,384	USD	117,336	Morgan Stanley and Company International PLC	9/11/2015	2,058	—	2,058
EUR	245,000	USD	273,074	Deutsche Bank AG London	9/16/2015	1,908	—	1,908
EUR	1,157,000	USD	1,302,579	Canadian Imperial Bank of Commerce	11/20/2015	—	(2,608)	(2,608)
EUR	2,304,000	USD	2,594,563	JPMorgan Chase Bank N.A. London	11/20/2015	—	(5,857)	(5,857)
EUR	352,000	USD	402,036	UBS AG London	11/20/2015	—	(6,539)	(6,539)
GBP	130,394	USD	200,724	Bank of America, N.A.	11/20/2015	—	(720)	(720)

107

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
GBP	413,000	USD	636,445	JPMorgan Chase Bank N.A. London	11/20/2015	—	(2,970)	(2,970)
HUF	8,273,000	USD	29,587	JPMorgan Chase Bank N.A. London	11/20/2015	28	—	28
IDR	325,499,000	USD	22,730	Barclays Bank PLC Wholesale	10/15/2015	202	—	202
IDR	1,401,510,000	USD	97,476	Goldman Sachs International	10/15/2015	1,266	—	1,266
IDR	736,069,000	USD	51,545	HSBC Bank USA	10/15/2015	314	—	314
IDR	3,065,772,000	USD	220,938	State Street Bank London	10/15/2015	—	(4,941)	(4,941)
INR	8,254,000	USD	127,079	JPMorgan Chase Bank N.A. London	9/3/2015	—	(2,935)	(2,935)
INR	79,024,000	USD	1,228,447	Bank of America, N.A.	10/16/2015	—	(49,161)	(49,161)
INR	20,927,000	USD	323,476	Barclays Bank PLC Wholesale	11/18/2015	—	(13,019)	(13,019)
INR	37,203,000	USD	559,359	Deutsche Bank AG London	11/18/2015	—	(7,444)	(7,444)
INR	86,588,000	USD	1,306,865	HSBC Bank USA	11/18/2015	—	(22,310)	(22,310)
INR	4,209,000	USD	64,013	JPMorgan Chase Bank N.A. London	11/18/2015	—	(1,572)	(1,572)
INR	6,990,000	USD	106,070	Standard Chartered Bank	11/18/2015	—	(2,371)	(2,371)
INR	12,826,000	USD	191,490	State Street Bank London	11/18/2015	—	(1,213)	(1,213)
INR	3,366,000	USD	50,216	Bank of America, N.A.	12/3/2015	—	(414)	(414)
JPY	1,559,902,955	USD	12,565,579	Canadian Imperial Bank of Commerce	11/20/2015	316,429	—	316,429
JPY	189,312,000	USD	1,566,210	JPMorgan Chase Bank N.A. London	11/20/2015	—	(2,831)	(2,831)
KRW	198,447,000	USD	176,344	Citibank N.A. London	10/2/2015	—	(8,723)	(8,723)
KRW	110,415,000	USD	93,954	HSBC Bank USA	10/2/2015	—	(690)	(690)
KRW	125,033,000	USD	107,792	JPMorgan Chase Bank N.A. London	10/2/2015	—	(2,181)	(2,181)
MXN	3,335,000	USD	205,572	Bank of America, N.A.	9/29/2015	—	(6,361)	(6,361)
MXN	1,160,000	USD	71,360	Morgan Stanley and Company International PLC	9/29/2015	—	(2,069)	(2,069)
MXN	3,075,000	USD	194,676	Royal Bank of Scotland PLC	9/29/2015	—	(10,995)	(10,995)
MXN	2,232,000	USD	130,886	Bank of America, N.A.	11/20/2015	1,919	—	1,919
MXN	1,796,218	USD	105,856	Citibank N.A. London	11/20/2015	1,020	—	1,020
MXN	6,126,922	USD	367,814	JPMorgan Chase Bank N.A. London	11/20/2015	—	(3,260)	(3,260)
MXN	1,588,000	USD	93,248	State Street Bank London	11/20/2015	1,239	—	1,239
MYR	1,314,000	USD	350,751	JPMorgan Chase Bank N.A. London	9/15/2015	—	(38,218)	(38,218)
MYR	149,000	USD	39,293	State Street Bank London	9/15/2015	—	(3,854)	(3,854)
MYR	250,000	USD	64,901	Deutsche Bank AG London	10/13/2015	—	(5,561)	(5,561)
MYR	202,000	USD	52,627	HSBC Bank USA	10/13/2015	—	(4,680)	(4,680)
MYR	1,261,000	USD	302,530	Bank of America, N.A.	11/20/2015	—	(4,042)	(4,042)
MYR	674,000	USD	158,105	Standard Chartered Bank	11/20/2015	1,436	—	1,436
NGN	72,736,000	USD	347,305	Citibank N.A. London	11/5/2015	8,895	—	8,895
NOK	325,420	USD	39,648	Goldman Sachs International	11/20/2015	—	(361)	(361)
NZD	326,000	USD	211,930	Canadian Imperial Bank of Commerce	11/20/2015	—	(6,496)	(6,496)
PLN	3,868,425	USD	1,024,233	JPMorgan Chase Bank N.A. London	11/20/2015	—	(2,087)	(2,087)
RON	748,000	USD	193,567	Bank of America, N.A.	10/22/2015	—	(4,387)	(4,387)

108

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
RON	154,000	USD	38,917	JPMorgan Chase Bank N.A. London	11/20/2015	10	—	10
RUB	9,077,585	USD	138,857	State Street Bank London	10/20/2015	227	—	227
RUB	33,540,000	USD	474,399	State Street Bank London	11/20/2015	33,928	—	33,928
SEK	1,977,046	USD	234,424	Morgan Stanley and Company International PLC	11/20/2015	—	(435)	(435)
THB	1,236,000	USD	34,297	Citibank N.A. London	10/13/2015	121	—	121
THB	9,378,000	USD	274,130	Deutsche Bank AG London	10/13/2015	—	(12,992)	(12,992)
THB	2,318,000	USD	65,995	JPMorgan Chase Bank N.A. London	10/13/2015	—	(1,448)	(1,448)
THB	4,580,000	USD	129,414	Royal Bank of Scotland PLC	10/13/2015	—	(1,880)	(1,880)
TRY	2,526,995	USD	859,818	Deutsche Bank AG London	11/20/2015	—	(12,170)	(12,170)
TRY	1,339,000	USD	447,123	Goldman Sachs International	11/20/2015	2,027	—	2,027
TRY	124,000	USD	41,588	HSBC Bank USA	11/20/2015	6	—	6
TRY	109,000	USD	36,572	JPMorgan Chase Bank N.A. London	11/20/2015	—	(10)	(10)
TRY	177,000	USD	59,360	State Street Bank London	11/20/2015	12	—	12
USD	725,358	AUD	950,000	Citibank N.A. London	9/9/2015	49,528	—	49,528
USD	73,339	AUD	100,000	Morgan Stanley and Company International PLC	10/22/2015	2,357	—	2,357
USD	1,182,715	AUD	1,614,000	Bank of America, N.A.	11/20/2015	38,719	—	38,719
USD	45,488	AUD	62,000	State Street Bank London	11/20/2015	1,543	—	1,543
USD	7,685,242	BRL	24,380,000	Barclays Bank PLC Wholesale	9/2/2015	962,786	—	962,786
USD	48,245	BRL	170,000	Canadian Imperial Bank of Commerce	9/2/2015	1,370	—	1,370
USD	259,464	BRL	806,000	JPMorgan Chase Bank N.A. London	9/2/2015	37,221	—	37,221
USD	1,021,417	BRL	3,272,000	Morgan Stanley and Company International PLC	9/2/2015	119,208	—	119,208
USD	265,702	BRL	940,000	Royal Bank of Scotland PLC	9/2/2015	6,509	—	6,509
USD	295,727	BRL	934,000	State Street Bank London	9/2/2015	38,188	—	38,188
USD	623,796	BRL	1,986,000	UBS AG London	9/2/2015	76,183	—	76,183
USD	29,376	BRL	110,000	Barclays Bank PLC Wholesale	12/2/2015	—	(34)	(34)
USD	6,155,027	BRL	23,055,000	JPMorgan Chase Bank N.A. London	12/2/2015	—	(9,164)	(9,164)
USD	617,956	BRL	2,270,000	Morgan Stanley and Company International PLC	12/2/2015	11,029	—	11,029
USD	242,975	CAD	300,000	Royal Bank of Canada (UK)	9/24/2015	14,959	—	14,959
USD	241,913	CAD	314,097	Canadian Imperial Bank of Commerce	9/30/2015	3,184	—	3,184
USD	174,321	CAD	215,000	Morgan Stanley and Company International PLC	9/30/2015	10,911	—	10,911
USD	177,409	CAD	232,000	Citibank N.A. London	11/20/2015	1,099	—	1,099
USD	182,770	CAD	241,000	State Street Bank London	11/20/2015	—	(381)	(381)
USD	359,351	CHF	351,686	Royal Bank of Scotland PLC	11/12/2015	—	(5,359)	(5,359)
USD	45,202	CHF	44,000	State Street Bank London	11/20/2015	—	(441)	(441)
USD	36,207	CLP	25,475,000	Credit Suisse International	11/20/2015	—	(303)	(303)
USD	74,242	CNY	464,000	Morgan Stanley and Company International PLC	9/14/2015	1,569	—	1,569
USD	194,746	CNY	1,218,340	Bank of America, N.A.	10/20/2015	4,571	—	4,571

109

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	1,575,833	CNY	10,579,000	JPMorgan Chase Bank N.A. London	8/15/2016	—	(50,904)	(50,904)
USD	74,668	CNY	495,000	HSBC Bank USA	8/31/2016	—	(1,401)	(1,401)
USD	128,005	COP	356,238,000	Credit Suisse International	10/19/2015	11,540	—	11,540
USD	22,767	COP	62,517,000	HSBC Bank USA	10/19/2015	2,328	—	2,328
USD	23,972	COP	68,873,000	State Street Bank London	10/19/2015	1,456	—	1,456
USD	304,990	COP	924,273,000	Credit Suisse International	11/20/2015	3,626	—	3,626
USD	43,110	DKK	284,997	Bank of America, N.A.	11/20/2015	183	—	183
USD	364,501	EUR	323,375	Bank of America, N.A.	9/11/2015	1,579	—	1,579
USD	107,323	EUR	97,922	Canadian Imperial Bank of Commerce	9/11/2015	—	(2,574)	(2,574)
USD	139,481	EUR	124,000	Citibank N.A. London	9/11/2015	317	—	317
USD	114,303	EUR	101,135	JPMorgan Chase Bank N.A. London	9/11/2015	800	—	800
USD	134,789	EUR	124,113	Morgan Stanley and Company International PLC	9/11/2015	—	(4,502)	(4,502)
USD	7,340,476	EUR	6,499,735	Standard Chartered Bank	9/11/2015	45,865	—	45,865
USD	276,120	EUR	245,000	Bank of America, N.A.	9/16/2015	1,138	—	1,138
USD	510,351	EUR	470,000	Citibank N.A. London	10/22/2015	—	(17,463)	(17,463)
USD	2,471,528	EUR	2,192,227	Bank of America, N.A.	11/20/2015	8,407	—	8,407
USD	8,168,087	EUR	7,315,724	Citibank N.A. London	11/20/2015	—	(51,645)	(51,645)
USD	525,397	EUR	459,581	Goldman Sachs International	11/20/2015	9,026	—	9,026
USD	903,672	EUR	811,835	State Street Bank London	11/20/2015	—	(8,482)	(8,482)
USD	153,692	GBP	98,378	Bank of America, N.A.	10/13/2015	2,764	—	2,764
USD	4,448,672	GBP	2,884,143	Citibank N.A. London	10/13/2015	23,950	—	23,950
USD	336,108	GBP	214,867	Goldman Sachs International	11/20/2015	6,537	—	6,537
USD	276,160	GBP	177,000	JPMorgan Chase Bank N.A. London	11/20/2015	4,670	—	4,670
USD	253,333	GBP	162,000	State Street Bank London	11/20/2015	4,852	—	4,852
USD	933,031	HKD	7,233,000	Canadian Imperial Bank of Commerce	11/20/2015	—	(71)	(71)
USD	132,306	HUF	36,972,979	Bank of America, N.A.	11/20/2015	—	(47)	(47)
USD	1,074,804	IDR	14,697,946,000	Deutsche Bank AG London	10/15/2015	39,273	—	39,273
USD	34,010	IDR	469,065,000	JPMorgan Chase Bank N.A. London	10/15/2015	962	—	962
USD	76,562	IDR	1,086,033,000	Standard Chartered Bank	10/15/2015	47	—	47
USD	1,419,119	IDR	20,417,004,000	Barclays Bank PLC Wholesale	11/20/2015	—	(6,899)	(6,899)
USD	510,468	ILS	1,936,000	Morgan Stanley and Company International PLC	11/23/2015	16,313	—	16,313
USD	51,000	INR	3,366,000	Bank of America, N.A.	9/3/2015	374	—	374
USD	76,208	INR	4,888,000	Standard Chartered Bank	9/3/2015	2,690	—	2,690
USD	230,967	INR	15,290,000	HSBC Bank USA	10/16/2015	2,792	—	2,792
USD	159,264	INR	10,323,000	HSBC Bank USA	11/18/2015	6,120	—	6,120
USD	44,663	INR	2,904,000	Standard Chartered Bank	11/18/2015	1,582	—	1,582
USD	172,594	INR	11,210,000	State Street Bank London	11/18/2015	6,291	—	6,291
USD	342,692	JPY	41,495,942	Bank of America, N.A.	11/20/2015	10	—	10
USD	620,884	JPY	77,065,000	State Street Bank London	11/20/2015	—	(15,535)	(15,535)
USD	600,731	KRW	713,235,000	Barclays Bank PLC Wholesale	10/2/2015	—	(1,715)	(1,715)

110

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	112,593	KRW	127,579,000	HSBC Bank USA	10/2/2015	4,831	—	4,831
USD	114,408	KRW	130,025,000	JPMorgan Chase Bank N.A. London	10/2/2015	4,581	—	4,581
USD	38,682	KRW	43,749,000	Standard Chartered Bank	10/2/2015	1,728	—	1,728
USD	72,354	KRW	85,957,000	HSBC Bank USA	11/30/2015	—	(138)	(138)
USD	1,123,085	MXN	17,845,000	JPMorgan Chase Bank N.A. London	9/29/2015	57,139	—	57,139
USD	400,151	MXN	6,575,000	Morgan Stanley and Company International PLC	9/29/2015	7,402	—	7,402
USD	261,172	MXN	4,150,000	Royal Bank of Scotland PLC	9/29/2015	13,278	—	13,278
USD	617,562	MXN	10,039,034	Royal Bank of Scotland PLC	11/6/2015	19,631	—	19,631
USD	162,480	MXN	2,741,185	Bank of America, N.A.	11/20/2015	—	(621)	(621)
USD	4,876,678	MXN	80,384,713	Citibank N.A. London	11/20/2015	93,756	—	93,756
USD	314,887	MXN	5,333,947	JPMorgan Chase Bank N.A. London	11/20/2015	—	(2,485)	(2,485)
USD	30,509	MXN	504,000	State Street Bank London	11/20/2015	521	—	521
USD	109,790	MYR	457,000	HSBC Bank USA	9/15/2015	1,093	—	1,093
USD	45,630	MYR	189,000	Standard Chartered Bank	9/15/2015	677	—	677
USD	476,042	MYR	1,982,000	Goldman Sachs International	11/20/2015	6,887	—	6,887
USD	31,413	MYR	130,000	HSBC Bank USA	11/20/2015	641	—	641
USD	74,565	NGN	15,584,000	Citibank N.A. London	11/5/2015	—	(1,753)	(1,753)
USD	83,549	NGN	17,587,000	JPMorgan Chase Bank N.A. London	11/5/2015	—	(2,578)	(2,578)
USD	98,169	NOK	816,011	Bank of America, N.A.	11/20/2015	—	(345)	(345)
USD	105,964	PEN	342,000	Barclays Bank PLC Wholesale	10/21/2015	2,319	—	2,319
USD	310,563	PEN	1,032,000	Credit Suisse International	11/20/2015	336	—	336
USD	139,543	PHP	6,539,000	Standard Chartered Bank	11/20/2015	218	—	218
USD	116,055	PLN	439,000	JPMorgan Chase Bank N.A. London	11/20/2015	59	—	59
USD	760,870	PLN	2,875,798	Morgan Stanley and Company International PLC	11/20/2015	1,003	—	1,003
USD	54,442	PLN	206,000	State Street Bank London	11/20/2015	12	—	12
USD	187,553	RON	748,000	Bank of America, N.A.	10/22/2015	—	(1,627)	(1,627)
USD	1,546,100	RON	6,144,511	Deutsche Bank AG London	11/20/2015	—	(7,079)	(7,079)
USD	143,966	RUB	9,077,585	State Street Bank London	10/20/2015	4,881	—	4,881
USD	122,971	SEK	1,035,873	Bank of America, N.A.	11/20/2015	373	—	373
USD	72,686	SGD	103,000	HSBC Bank USA	11/20/2015	—	(63)	(63)
USD	386,336	SGD	544,000	Westpac Banking Corporation	11/20/2015	2,108	—	2,108
USD	53,768	THB	1,930,000	Barclays Bank PLC Wholesale	10/13/2015	26	—	26
USD	126,830	THB	4,569,000	HSBC Bank USA	10/13/2015	—	(398)	(398)
USD	101,316	THB	3,609,000	Royal Bank of Scotland PLC	10/13/2015	820	—	820
USD	118,523	TRY	355,149	State Street Bank London	11/20/2015	—	(608)	(608)
USD	276,096	ZAR	3,515,000	Barclays Bank PLC Wholesale	9/10/2015	11,377	—	11,377
USD	125,509	ZAR	1,666,761	Bank of America, N.A.	11/20/2015	1,552	—	1,552
USD	614,169	ZAR	7,996,905	Barclays Bank PLC Wholesale	11/20/2015	19,444	—	19,444

111

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	424,285	ZAR	5,593,481	JPMorgan Chase Bank N.A. London	11/20/2015	8,300	—	8,300
USD	185,522	ZAR	2,461,263	State Street Bank London	11/20/2015	2,478	—	2,478
ZAR	5,874,000	USD	445,314	Barclays Bank PLC Wholesale	11/20/2015	—	(8,465)	(8,465)
ZAR	544,000	USD	40,911	HSBC Bank USA	11/20/2015	—	(453)	(453)
ZMW	449,000	USD	57,690	JPMorgan Chase Bank N.A. London	10/5/2015	—	(7,845)	(7,845)
						$2,274,861	($674,873)	$1,599,988

Currency abbreviation
AUD	Australian Dollar	KRW	Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NGN	Nigerian Naira
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombian Peso	PEN	Peruvian Nuevo Sol
CZK	Czech Republic Koruna	PHP	Philippine Peso
DKK	Danish Krone	PLN	Polish Zloty
EGP	Egyptian Pound	RON	Romanian New Leu
EUR	Euro	RUB	Russian Ruble
GBP	Pound Sterling	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli New Shekels	USD	U.S. Dollar
INR	Indian Rupee	ZAR	South Africa Rand
JPY	Japanese Yen	ZMW	Zambian Kwacha

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. Use the following disclosure only when fund has written/purchased options: If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

112

During the year ended August 31, 2015, the fund used purchased options to manage against anticipated currency exchange rates and to manage against anticipated interest rate changes. The fund held purchased options with market values ranging up to $31.9 thousand, as measured at each quarter end.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange and are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the year ended August 31, 2015, the fund used interest rate swaps to manage duration of the fund. The fund held interest rate swaps with total USD notional amounts ranging up to $381.7 thousand, as measured at each quarter end. The following table summarizes the interest rate swap contracts held as of August 31, 2015:

Counterparty	Notional amount	Currency	USD Notional amount	Payments made by fund	Payments received by fund	Maturity Date	Unrealized appreciation (depreciation)	Market value
Citibank, N.A	350,000	MYR	$83,333	3 Month KLIBOR	Fixed 3.865	Feb 2020	($989)	($989)
Citibank, N.A	600,000	PLN	158,900	6 Month PLN-WIBOR	Fixed 2.53%	Jun 2020	3,111	3,111
Citibank, N.A	5,000,000	THB	139,489	6 Month THB-THBFIX	Fixed 2.13%	Jun 2020	(109)	(109)
			$381,722				$2,013	$2,013

The following are abbreviations for the table above:
KLIBOR	Kuala Lumpur Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
THBFIX	Thai Baht Floating -Rate Fix

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

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Credit default swaps - Buyer

During the year ended August 31, 2015, the fund used CDS as a Buyer of protection to manage against potential credit events. The fund held credit default swap contracts, as a Buyer, with total USD notional amounts ranging from $84.2 thousand to $199.2 thousand, as measured at each quarter end. The following table summarizes the CDS contracts the fund held as of August 31, 2015 as a Buyer of protection.

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealzied appreciation (depreciation)	Market value
JPMorgan Chase Bank, N.A.	United Utilities PLC	75,000	EUR	$84,161	(1.000)%	Jun 2017	($396)	($801)	($1,197)

Credit default swaps - Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the year ended August 31, 2015 to take a long position in the exposure of the benchmark credit and as a substitute for securities purchased. The fund held credit default swap contracts, as a Seller, with total USD notional amounts ranging from $280.0 thousand to $354.3 thousand, as measured at each quarter end. The following table summarizes the CDS contracts the fund held as of August 31, 2015 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spreads at 8-31-15	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
JPMorgan Chase Bank, N.A.	Arab Republic of Egypt	2.15%	100,000	USD	$100,000	1.000%	Mar 2016	($1,367)	$926	($441)
JPMorgan Chase Bank, N.A.	Humana, Inc	0.16%	180,000	USD	180,000	4.000%	Dec 2018	736	4,586	5,322
Exchange Cleared Swaps
	CDX HY CDSI S24	3.92%	74,250	USD	74,250	5.000%	Jun 2020	(4,127)	8,186	4,059
					$354,250			($4,758)	$13,698	$8,940

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Interest rate	Receivable/payable for futures	Futures†	$162,464	($155,789)
Interest rate	Swap contracts, at value	Interest rate swaps^	3,111	(1,098)
Credit	Swap contracts, at value	Credit default swaps^	9,381	(1,638)
Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	2,274,861	(674,873)

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Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Foreign currency	Investments in unaffiliated issures, at value*	Purchased options	17,410	—
			$2,467,227	($833,398)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statement of assets and liabilities.

* Purchased options are included in the Fund's investments

^ Reflects cumulative appreciation/depreciation on swap contracts. Year end variation margin for centrally cleared swaps and appreciation/depreciation for OTC swaps are shown separately in the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

Risk	Statement of operations location	Investments in unaffiliated issuers (purchased options)	Futures contracts	Swap contracts	Investments in unaffiliated issuers and foreign currency transactions*	Total
Interest rate	Net realized gain (loss)	($2,946)	($756,674)	($1,834)	—	($761,454)
Credit	Net realized gain (loss)	—	—	4,691	—	4,691
Foreign currency	Net realized gain (loss)	$22,415	—	—	$4,513,881	4,536,296
Total		$19,469	($756,674)	$2,857	4,513,881	$3,779,533

* Realized gain/loss associated with forward foreign currency contracts is included in this caption Investments in unaffiliated issuers and foreign currencies transactions on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

Risk	Statement of operations location	Investments in unaffiliated issuers (purchased options)	Futures contracts	Swap contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Total
Interest rate	Change in unrealized appreciation (depreciation)	($1,015)	($47,123)	$2,013	—	($46,125)
Credit	Change in unrealized appreciation (depreciation)	—	—	8,961	—	8,961
Foreign currency	Change in unrealized appreciation (depreciation)	6,028		—	$1,231,846	1,237,874
Total		$5,013	($47,123)	$10,974	$1,231,846	$1,200,710

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $250 million of the fund's aggregate net assets; and (b) 0.725% of the aggregate net assets in excess of $250 million. The Advisor has a subadvisory agreement with T. Rowe Price Associate, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expense at 1.12% and 1.87% for Class A and Class C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees, short dividend, litigation and indemnification expenses and other extraordinary expenses. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

Additionally, the Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.15% of the average annual net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agency fees and service fees, acquired fund fees and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to the following for the year ended August 31, 2015:

Class	Expense reduction	Class	Expense reduction
Class A	$293	Class NAV	$307,387
Class C	36	Total	$307,716

The investment management fees, including the impact of the waivers and reimbursement described above, incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

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Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,324 for the year ended August 31, 2015. Of this amount, $6,323 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, CDSCs received by the Distributor amounted to $1 and $203 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,198	$502
Class C	1,084	136
Total	$2,282	$638

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended August 31, 2015 and 2014 were as follows:

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	228,483	$2,387,291	—	—
Distributions reinvested	914	9,459	—	—
Repurchased	(987)	(10,224)	—	—
Net increase	228,410	$2,386,526	—	—

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		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class C shares[1]
Sold	40,965	$430,647	—	—
Distributions reinvested	122	1,264	—	—
Repurchased	(4,847)	(50,405)	—	—
Net increase	36,240	$381,506	—	—
Class NAV shares
Sold	5,886,799	$63,043,632	2,870,365	$31,555,610
Distributions reinvested	5,532,525	58,667,284	5,399,093	58,912,792
Repurchased	(9,145,621)	(98,680,895)	(17,283,814)	(193,102,071)
Net increase (decrease)	2,273,703	$23,030,021	(9,014,356)	($102,633,669)
Total net increase	2,538,353	$25,798,053	(9,014,356)	($102,633,669)

1 The inception date for Class A and Class C shares is 3-27-15.

Affiliates of the fund owned 5%, 27% and 100% of shares of beneficial interest of Class A, Class C and Class NAV shares, respectively, on August 31, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $545,018,876 and $546,940,505, respectively, for the year ended August 31, 2015. Purchases and sales of U.S. Treasury obligations aggregated $106,658,025 and $96,020,451, respectively, for the year ended August 31, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 99.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Lifestyle Balanced Portfolio	41.8%
John Hancock Lifestyle Growth Portfolio	16.2%
John Hancock Lifestyle Moderate Portfolio	16.1%
John Hancock Lifestyle Conservative Portfolio	13.8%

Note 9 — Direct placement securities

The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at August 31, 2015.

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 8-31-15
Dell, Inc.	11-20-07 to 3-15-13	$1,075,436	93,900	93,900	0.16%	$1,435,863

Note 10 — Other Matters

The Trust has been named as a defendant in an adversary proceeding originally brought by the Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company's Chapter 11 bankruptcy proceeding (In re: Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007. The plaintiff seeks to recover

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payments of the proceeds from the leveraged buy-out made to the beneficial owners of shares of Tribune Company, and alleges these payments were intentionally fraudulent conveyances under the U.S. Bankruptcy Code. The adversary proceeding, which is now captioned Marc S. Kirschner, as Litigation Trustee for the Tribune LitigationTrust v. FitzSimons, No. 12-2652 (S.D.N.Y.), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.). On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

In a related matter, the Trust has been named as a defendant in Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.). This case also relates to the Tribune Company leveraged buy-out transaction and asserts claims on behalf of Tribune noteholders for constructive fraudulent conveyance under state law, and it also has been consolidated into the multidistrict litigation proceeding. On September 23, 2013, the Court granted the defendants' motion to dismiss this action on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The appeals have been fully briefed, and oral argument took place on November 5, 2014. The Court has not yet issued a decision on the appeal.

The potential amount sought to be recovered by the plaintiffs in these two actions from Spectrum Income Fund is unknown, but it includes approximately $2,091,000, representing the proceeds that the fund received in the leveraged buyout, plus an unknown amount of interest and the plaintiffs' attorneys' fees and expenses. The fund cannot predict the outcome of this proceeding. The fund is currently assessing the case and has not yet determined the effect, if any, on the fund's net assets and results of operations. If the proceeding were to be decided in a manner adverse to the fund, or if the fund were to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the fund's net asset value.

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AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Spectrum Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Spectrum Income Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers, transfer agent and agent banks and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2015.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $21,900,775 in capital gain dividends.

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

John Hancock Spectrum Income Fund

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Spectrum Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-year period and outperformed for the three- and five-year periods ended December 31, 2014. The Board also noted that the fund underperformed its peer group average

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for the one-, three- and five-year periods ended December 31, 2014. The Board noted the fund's favorable performance relative to the benchmark index for the three- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of the fund's benchmark index over the longer-term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for this fund are equal to the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and

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(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the

125

regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance has generally been in line with or outperformed the historical performance of the fund's benchmark index over the longer-term;

126

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

128

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

129

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.

Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

130

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

T. Rowe Price Associates, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLC

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

132

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Spectrum Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250822	459A 8/15 10/15

John Hancock

Retirement Living Portfolios

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Retirement Living Portfolios

2	Retirement Living Portfolios' strategy at a glance
3	Discussion of portfolio performance
8	John Hancock Retirement Living through 2055 Portfolio
9	John Hancock Retirement Living through 2050 Portfolio
10	John Hancock Retirement Living through 2045 Portfolio
11	John Hancock Retirement Living through 2040 Portfolio
12	John Hancock Retirement Living through 2035 Portfolio
13	John Hancock Retirement Living through 2030 Portfolio
14	John Hancock Retirement Living through 2025 Portfolio
15	John Hancock Retirement Living through 2020 Portfolio
16	John Hancock Retirement Living through 2015 Portfolio
17	John Hancock Retirement Living through 2010 Portfolio
18	Your expenses
24	Portfolios' investments
32	Financial statements
40	Financial highlights
50	Notes to financial statements
79	Auditor's report
80	Tax information
81	Continuation of investment advisory and subadvisory agreements
87	Trustees and Officers
90	More information

1

Retirement Living Portfolios' strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

The Retirement Living Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Retirement Living Portfolios with dates further off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative, investing primarily in fixed-income funds.

JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Retirement Living Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

2

Discussion of portfolio performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

What were the markets like during the year ended August 31, 2015?

The global capital markets posed a number of challenges to investors. Key themes included slow economic growth, falling commodity prices, diverging monetary policies among the world's major central banks, and a surging U.S. dollar, which appreciated relative to most other currencies during the period.

Stocks demonstrated wide performance dispersion. Emerging-market equity indexes generally declined by more than 20%, and international developed-market equity indexes were down, albeit by a less dramatic degree. The S&P 500 Index was just positive (0.48%), masking a material spread between growth indexes, which were up, and value indexes, which were down.

Core U.S. investment-grade bond indexes were positive, but high-yield indexes declined. Broadly speaking, international fixed-income markets fell as well.

What drove the increase in global market volatility late in the period?

In August 2015, we saw the first correction exceeding 10% since 2011, when the S&P 500 Index declined more than 11% from August 17 through August 25. In our view, the choppy equity price movements were not necessarily indicative of deteriorating economic or market fundamentals. After four years of fairly consistent gains, we view this correction as an event that many market participants had been anticipating for some time.

Moreover, a series of major capital market regime changes intensified, which included a downward shift in oil prices, competing currency devaluations, and a generational transition in the Chinese economy. Finally, the period's uncertainty about the timing and impact of the U.S. Federal Reserve's next interest-rate hike, which will be the first since 2006, appeared to rattle market participants as well. Shortly after the close of the period, the Fed left rates unchanged coming out of its September meeting.

We remained positive about global equities, and portfolio positioning as of the end of the period reflected this view. We think that the financial system's ample liquidity is supportive of economic activity and corporate earnings growth in much of the world. Volatility can present an opportunity to take advantage of market weakness and rebalance a portfolio for an improved prospective return profile.

RETIREMENT LIVING THROUGH 2055 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class A shares declined 4.23%, excluding sales charges. The portfolio's custom blended benchmark declined 3.21%, and the Morningstar target date 2051+ fund category average declined 3.55%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered as a result. In absolute terms, the portfolio's exposure to international developed- and emerging-market equities hindered results; however, remaining underexposed to these asset classes in comparison with the custom blended benchmark helped relative returns. Focused equity exposure to the healthcare sector boosted the portfolio's performance.

Active management detracted from the portfolio's results during the period; underperforming holdings included Absolute Return Currency Fund (First Quadrant) and International Value Fund (Franklin Templeton). However, Capital Appreciation Value Fund (T. Rowe Price) fared well, partially offsetting the underperformance. Blue Chip Growth Fund (T. Rowe Price) and Mid Cap Stock Fund (Wellington) also outperformed.

3

RETIREMENT LIVING THROUGH 2050 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class A shares declined 4.21%, excluding sales charges. The portfolio's custom blended benchmark declined 3.21%, and the Morningstar target date 2046-2050 fund category average declined 3.92%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered as a result. In absolute terms, the portfolio's exposure to international developed- and emerging-market equities hindered results; however, remaining underexposed to these asset classes in comparison with the custom blended benchmark helped relative returns. Focused equity exposure to the healthcare sector boosted the portfolio's performance.

Active management detracted from the portfolio's results during the period; underperforming holdings included Absolute Return Currency Fund (First Quadrant) and International Value Fund (Franklin Templeton). However, Capital Appreciation Value Fund (T. Rowe Price) fared well, partially offsetting the underperformance. Blue Chip Growth Fund (T. Rowe Price) and Mid Cap Stock Fund (Wellington) also outperformed.

RETIREMENT LIVING THROUGH 2045 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class A shares declined 4.28%, excluding sales charges. The portfolio's custom blended benchmark declined 3.21%, and the Morningstar target date 2041-2045 fund category average declined 3.72%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered as a result. In absolute terms, the portfolio's exposure to international developed- and emerging-market equities hindered results; however, remaining underexposed to these asset classes in comparison with the custom blended benchmark helped relative returns. Focused equity exposure to the healthcare sector boosted the portfolio's performance.

Active management detracted from the portfolio's results during the period; underperforming holdings included Absolute Return Currency Fund (First Quadrant) and International Value Fund (Franklin Templeton). However, Capital Appreciation Value Fund (T. Rowe Price) fared well, partially offsetting the underperformance. Blue Chip Growth Fund (T. Rowe Price) and Mid Cap Stock Fund (Wellington) also outperformed.

RETIREMENT LIVING THROUGH 2040 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class A shares declined 4.27%, excluding sales charges. The portfolio's custom blended benchmark declined 3.21%, and the Morningstar target date 2036-2040 fund category average declined 3.79%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered as a result. In absolute terms, the portfolio's exposure to international developed- and emerging-market equities hindered results; however, remaining underexposed to these asset classes in comparison with the custom blended benchmark helped relative returns. Focused equity exposure to the healthcare sector boosted the portfolio's performance.

Active management detracted from the portfolio's results during the period; underperforming holdings included Absolute Return Currency Fund (First Quadrant) and International Value Fund (Franklin Templeton). However, Capital Appreciation Value Fund (T. Rowe Price) fared well, partially offsetting the underperformance. Blue Chip Growth Fund (T. Rowe Price) and Mid Cap Stock Fund (Wellington) also outperformed.

RETIREMENT LIVING THROUGH 2035 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class A shares declined 4.23%, excluding sales charges. The portfolio's custom blended benchmark declined 3.07%, and the Morningstar target date 2031-2035 fund category average declined 3.44%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

4

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered as a result. In absolute terms, the portfolio's exposure to international developed- and emerging-market equities hindered results; however, remaining underexposed to these asset classes in comparison with the custom blended benchmark helped relative returns. Focused equity exposure to the healthcare sector boosted the portfolio's performance.

Active management detracted from the portfolio's results during the period; underperforming holdings included Absolute Return Currency Fund (First Quadrant) and International Value Fund (Franklin Templeton). However, Capital Appreciation Value Fund (T. Rowe Price) fared well, partially offsetting the underperformance. Blue Chip Growth Fund (T. Rowe Price) and Mid Cap Stock Fund (Wellington) also outperformed.

RETIREMENT LIVING THROUGH 2030 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class A shares declined 3.98%, excluding sales charges. The portfolio's custom blended benchmark declined 2.77%, and the Morningstar target date 2026-2030 fund category average declined 3.31%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered as a result. In absolute terms, the portfolio's exposure to international developed- and emerging-market equities hindered results; however, remaining underexposed to these asset classes in comparison with the custom blended benchmark helped relative returns. Focused equity exposure to the healthcare sector boosted the portfolio's performance.

Active management detracted from the portfolio's results during the period; underperforming holdings included Absolute Return Currency Fund (First Quadrant) and International Value Fund (Franklin Templeton). However, Capital Appreciation Value Fund (T. Rowe Price) fared well, partially offsetting the underperformance. Blue Chip Growth Fund (T. Rowe Price) and Mid Cap Stock Fund (Wellington) also outperformed.

RETIREMENT LIVING 2055-2010 PORTFOLIOS' CLASS A SHARE RETURNS (%)

For the twelve months ended 8/31/15

5

RETIREMENT LIVING THROUGH 2025 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class A shares declined 3.59%, excluding sales charges. The portfolio's custom blended benchmark declined 2.29%, and the Morningstar target date 2021-2025 fund category average declined 2.82%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered as a result. In absolute terms, the portfolio's exposure to international developed- and emerging-market equities hindered results; however, remaining underexposed to these asset classes in comparison with the custom blended benchmark helped relative returns. Focused equity exposure to the healthcare sector boosted the portfolio's performance.

Active management detracted from the portfolio's results during the period; underperforming holdings included Absolute Return Currency Fund (First Quadrant), International Value Fund (Franklin Templeton), and Floating Rate Income Fund (WAMCO). However, Capital Appreciation Value Fund (T. Rowe Price) and Strategic Income Opportunities Fund (JHAM) fared well, partially offsetting the underperformance.

RETIREMENT LIVING THROUGH 2020 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class A shares declined 3.38%, excluding sales charges. The portfolio's custom blended benchmark declined 1.78%, and the Morningstar target date 2016-2020 fund category average declined 2.58%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered as a result. In absolute terms, the portfolio's exposure to international developed- and emerging-market equities hindered results; however, remaining underexposed to these asset classes in comparison with the custom blended benchmark helped relative returns. Focused equity exposure to the healthcare sector boosted the portfolio's performance.

Active management detracted from the portfolio's results during the period; underperforming holdings included Absolute Return Currency Fund (First Quadrant), International Value Fund (Franklin Templeton), and Floating Rate Income Fund (WAMCO). However, Capital Appreciation Value Fund (T. Rowe Price) and Strategic Income Opportunities Fund (JHAM) fared well, partially offsetting the underperformance.

RETIREMENT LIVING THROUGH 2015 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class A shares declined 3.13%, excluding sales charges. The portfolio's custom blended benchmark declined 1.37%, and the Morningstar target date 2011-2015 fund category average declined 2.31%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered as a result. In absolute terms, the portfolio's exposure to international developed- and emerging-market equities hindered results; however, remaining

Market index total returns

For the year ended August 31, 2015

U.S. Stocks	S&P 500 Index	0.48%
	Russell Midcap Index	0.02%
	Russell 2000 Index	0.03%
	FTSE NAREIT All Equity REIT Index	-0.33%
International Stocks	MSCI EAFE Index	-7.07%
	MSCI Emerging Markets Index	-22.67%
	MSCI EAFE Small Cap Index	-1.53%
Fixed Income	Barclays U.S. Aggregate Bond Index	1.55%
	Bank of America Merrill Lynch U.S. High Yield Master II Index	-3.06%
	JPMorgan Global Government Bonds Unhedged Index	-6.21%

6

underexposed to these asset classes in comparison with the custom blended benchmark helped relative returns. Focused equity exposure to the healthcare sector boosted the portfolio's performance.

Active management detracted from the portfolio's results during the period; underperforming holdings included Absolute Return Currency Fund (First Quadrant) and Floating Rate Income Fund (WAMCO). However, Capital Appreciation Value Fund (T. Rowe Price) and Strategic Income Opportunities Fund (JHAM) fared well, partially offsetting the underperformance.

RETIREMENT LIVING THROUGH 2010 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class A shares declined 2.97%, excluding sales charges. The portfolio's custom blended benchmark declined 1.04%, and the Morningstar target date 2000-2010 fund category average declined 2.34%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered as a result. Allocations to non-U.S. fixed-income investments also weighed on the portfolio's results. In absolute terms, the portfolio's equity exposure to international developed and emerging markets hindered results; however, remaining underexposed to these asset classes in comparison with the custom blended benchmark helped relative returns.

Active management detracted from the portfolio's results during the period; underperforming holdings included Absolute Return Currency Fund (First Quadrant) and Floating Rate Income Fund (WAMCO). However, Capital Appreciation Value Fund (T. Rowe Price) and Strategic Income Opportunities Fund (JHAM) fared well, partially offsetting the underperformance.

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Steven E. Medina, CFA On the portfolio since 2010 Investing since 1994
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

1 The S&P 500 Index is composed of 500 widely held common stocks. The Barclays U.S. Aggregate Bond Index includes U.S. government, corporate, and mortgage-backed securities with maturities up to 30 years. These indexes are the portfolios' primary benchmarks. The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
3 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an exchange-traded fund (ETF) generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the portfolio. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Hedging and other strategic transactions may increase volatility of a portfolio and could result in a significant loss. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates further off initially allocate more aggressively to stock funds. As a portfolio approaches its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolios' prospectuses for additional information.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

John Hancock Retirement Living through 2055 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2055 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	83.9%
Large Blend	43.4%
U.S. Large Cap	18.6%
U.S. Mid Cap	5.4%
International Large Cap	5.1%
International Small Cap	4.6%
Emerging Markets	3.4%
U.S. Small Cap	2.4%
Global Large Cap	1.0%
Fixed income	4.4%
Multi-Sector Bond	1.5%
High Yield Bond	0.8%
Bank Loan	0.8%
Intermediate Bond	0.7%
Global Bond	0.4%
Treasury Inflation-Protected Securities	0.2%
Alternative and specialty	11.7%
Science & Technology	2.3%
Financial Industries	2.3%
Global Absolute Return Strategies	1.6%
Natural Resources	1.3%
Currency	1.3%
Real Estate	1.0%
Health Sciences	1.0%
Redwood	0.9%

As a percentage of total investments.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-15 (%)

	Class A	Class I1,2	Class R1[2]	Class R2[2]	Class R3[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1 year	-9.02	-8.61	-4.32	-4.04	-4.34	-3.86	-3.71	-3.76	-3.80	0.48	1.55	-3.21	0.56
Since inception	-2.26	-4.47	1.18	1.46	1.24	1.66	1.84	1.86	1.77	6.10	3.22	2.66	5.98
Cumulative returns
Since inception	-3.23	-6.36	1.70	2.10	1.78	2.39	2.65	2.69	2.55	8.87	4.66	3.84	8.69

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	3.87	3.56	4.20	3.95	4.10	3.80	3.50	3.45	3.48
Net (%)	1.12	0.81	1.43	1.18	1.33	0.93	0.73	0.68	0.73

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class I shares were first offered on 3-27-15. The returns prior to this date are those of Class A shares that have been recalculated to reflect gross fees and expenses of Class I shares.
2	For certain types of investors, as described in the portfolio's prospectuses.

8

John Hancock Retirement Living through 2050 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2050 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	83.3%
Large Blend	42.7%
U.S. Large Cap	18.1%
U.S. Mid Cap	5.3%
International Large Cap	5.0%
International Small Cap	4.7%
Emerging Markets	4.2%
U.S. Small Cap	2.4%
Global Large Cap	0.9%
Fixed income	4.5%
Multi-Sector Bond	1.6%
Bank Loan	0.8%
High Yield Bond	0.8%
Intermediate Bond	0.7%
Global Bond	0.4%
Treasury Inflation-Protected Securities	0.2%
Alternative and specialty	12.2%
Science & Technology	2.6%
Financial Industries	2.2%
Global Absolute Return Strategies	1.7%
Currency	1.3%
Natural Resources	1.3%
Health Sciences	1.1%
Real Estate	1.0%
Redwood	1.0%

As a percentage of total investments.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-15 (%)

	Class A1	Class I1,3	Class R1[2,3]	Class R2[2,3]	Class R3[2,3]	Class R4[2,3]	Class R5[2,3]	Class R6[2,3]	Class 1[3]	Index 1	Index 2	Index 3	Index 4
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1 year	-9.00	-4.35	-4.54	-4.21	-4.36	-3.97	-3.85	-3.72	-3.86	0.48	1.55	-3.21	0.56
Since inception	4.34	5.62	5.61	5.83	5.70	6.04	6.20	6.26	6.18	11.29	3.35	7.60	10.92
Cumulative returns
Since inception	20.25	26.82	26.76	27.89	27.23	29.03	29.87	30.17	29.76	59.13	15.37	37.44	56.85

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.37	1.07	1.72	1.47	1.61	1.31	1.02	0.96	0.99
Net (%)	1.10	0.80	1.42	1.17	1.32	0.92	0.72	0.67	0.72

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class A and Class I shares were first offered on 3-1-12 and 3-27-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class A and Class I shares, as applicable.
2	Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 3-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than other share classes. Had the returns reflected other class expenses, returns would be lower.
3	For certain types of investors, as described in the portfolio's prospectuses.

9

John Hancock Retirement Living through 2045 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2045 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	83.6%
Large Blend	43.0%
U.S. Large Cap	18.1%
U.S. Mid Cap	5.2%
International Large Cap	5.0%
International Small Cap	4.6%
Emerging Markets	4.4%
U.S. Small Cap	2.4%
Global Large Cap	0.9%
Fixed income	4.2%
Multi-Sector Bond	1.3%
Bank Loan	0.9%
High Yield Bond	0.7%
Intermediate Bond	0.6%
Global Bond	0.5%
Treasury Inflation-Protected Securities	0.2%
Alternative and specialty	12.2%
Science & Technology	2.7%
Financial Industries	2.2%
Global Absolute Return Strategies	1.8%
Natural Resources	1.4%
Currency	1.2%
Health Sciences	1.0%
Real Estate	1.0%
Redwood	0.9%

As a percentage of total investments.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-15 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-9.10	-4.40	-4.54	-4.36	-4.51	-4.12	-3.90	-3.94	-3.90	0.48	1.55	-3.21	0.56
5 year	9.48	10.23	10.35	10.05	10.48	10.84	11.12	10.80	11.11	15.87	2.98	12.33	15.24
Since inception	3.78	4.01	4.15	3.32	4.25	4.58	4.87	4.00	4.85	6.41	4.72	5.38	6.39
Cumulative returns
5 year	57.29	62.77	63.63	61.39	64.56	67.32	69.44	66.97	69.35	108.88	15.81	78.85	103.21
Since inception	38.85	41.56	43.32	33.51	44.49	48.60	52.27	41.46	52.06	73.11	50.31	58.97	72.95

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	1.00	1.63	1.40	1.54	1.24	0.94	0.89	0.92
Net (%)	1.10	0.80	1.42	1.17	1.32	0.92	0.72	0.67	0.72

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Class I shares were first offered on 3-27-15. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6, Class R2, and Class I shares, as applicable.

10

John Hancock Retirement Living through 2040 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2040 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	83.7%
Large Blend	43.0%
U.S. Large Cap	18.2%
U.S. Mid Cap	5.2%
International Large Cap	5.0%
International Small Cap	4.6%
Emerging Markets	4.4%
U.S. Small Cap	2.4%
Global Large Cap	0.9%
Fixed income	4.2%
Multi-Sector Bond	1.3%
Bank Loan	0.9%
High Yield Bond	0.7%
Intermediate Bond	0.6%
Global Bond	0.5%
Treasury Inflation-Protected Securities	0.2%
Alternative and specialty	12.1%
Science & Technology	2.6%
Financial Industries	2.2%
Global Absolute Return Strategies	1.8%
Natural Resources	1.4%
Currency	1.2%
Health Sciences	1.0%
Real Estate	1.0%
Redwood	0.9%

As a percentage of total investments.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-15 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-9.05	-4.30	-4.60	-4.26	-4.51	-4.10	-3.89	-3.85	-3.89	0.48	1.55	-3.21	0.56
5 year	9.47	10.25	10.37	10.14	10.46	10.85	11.12	10.79	11.11	15.87	2.98	12.33	15.24
Since inception	3.80	4.05	4.17	3.53	4.25	4.59	4.88	4.01	4.87	6.41	4.72	5.38	6.39
Cumulative returns
5 year	57.23	62.92	63.75	62.05	64.43	67.33	69.44	66.92	69.34	108.88	15.81	78.85	103.21
Since inception	39.11	42.04	43.58	35.89	44.53	48.78	52.43	41.61	52.22	73.11	50.31	58.97	72.95

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	0.99	1.64	1.38	1.52	1.23	0.93	0.88	0.91
Net (%)	1.08	0.79	1.41	1.16	1.31	0.91	0.71	0.66	0.71

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Class I shares were first offered on 3-27-15. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6, Class R2, and Class I shares, as applicable.

11

John Hancock Retirement Living through 2035 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2035 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 64.4% Russell 3000 Index, 27.6% MSCI AC World ex-US Index, 6.4% Barclays U.S. Aggregate Bond Index, and 1.6% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 92% S&P 500 Index and 8% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	82.6%
Large Blend	42.4%
U.S. Large Cap	18.1%
U.S. Mid Cap	5.2%
International Large Cap	4.9%
International Small Cap	4.5%
Emerging Markets	4.3%
U.S. Small Cap	2.3%
Global Large Cap	0.9%
Fixed income	5.3%
Multi-Sector Bond	1.7%
Bank Loan	1.1%
High Yield Bond	0.9%
Intermediate Bond	0.8%
Global Bond	0.6%
Treasury Inflation-Protected Securities	0.2%
Alternative and specialty	12.1%
Science & Technology	2.4%
Financial Industries	2.3%
Global Absolute Return Strategies	1.8%
Natural Resources	1.4%
Currency	1.3%
Health Sciences	1.0%
Real Estate	1.0%
Redwood	0.9%

As a percentage of total investments.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-15 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-9.00	-4.26	-4.57	-4.30	-4.47	-4.06	-3.86	-3.81	-3.86	0.48	1.55	-3.07	0.64
5 year	9.44	10.23	10.30	10.10	10.40	10.79	11.06	10.81	11.07	15.87	2.98	12.29	15.16
Since inception	3.77	4.02	4.14	3.49	4.23	4.59	4.84	4.09	4.84	6.41	4.72	5.35	6.35
Cumulative returns
5 year	57.01	62.71	63.30	61.75	63.99	66.95	68.97	67.06	69.01	108.88	15.81	78.49	102.50
Since inception	38.69	41.68	43.13	35.42	44.20	48.74	51.95	42.53	51.88	73.11	50.31	58.46	72.30

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	0.98	1.62	1.37	1.53	1.23	0.92	0.88	0.91
Net (%)	1.09	0.78	1.40	1.15	1.30	0.90	0.70	0.65	0.71

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operations for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Class I shares were first offered on 3-27-15. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6, Class R2, and Class I shares, as applicable.

12

John Hancock Retirement Living through 2030 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2030 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 59.5% Russell 3000 Index, 25.5% MSCI AC World ex-US Index, 12.0% Barclays U.S. Aggregate Bond Index, and 3.0% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 85% S&P 500 Index and 15% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity Total	76.2%
Large Blend	39.7%
U.S. Large Cap	17.7%
U.S. Mid Cap	4.6%
International Large Cap	4.2%
International Small Cap	3.9%
Emerging Markets	3.5%
U.S. Small Cap	1.8%
Global Large Cap	0.8%
Fixed income	11.9%
Multi-Sector Bond	3.8%
Bank Loan	2.3%
Intermediate Bond	2.0%
High Yield Bond	2.0%
Global Bond	1.3%
Treasury Inflation-Protected Securities	0.5%
Alternative and specialty	11.9%
Science & Technology	2.3%
Financial Industries	2.1%
Global Absolute Return Strategies	2.0%
Currency	1.4%
Natural Resources	1.3%
Health Sciences	1.0%
Real Estate	1.0%
Redwood	0.8%

As a percentage of total investments.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-15 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-8.77	-4.12	-4.24	-4.08	-4.22	-3.75	-3.63	-3.58	-3.63	0.48	1.55	-2.77	0.74
5 year	9.10	9.86	9.99	9.82	10.06	10.46	10.72	10.51	10.72	15.87	2.98	11.83	14.46
Since inception	3.61	3.84	3.95	3.45	4.03	4.38	4.65	4.01	4.64	6.41	4.72	5.16	6.06
Cumulative returns
5 year	54.60	60.02	60.96	59.76	61.51	64.45	66.42	64.83	66.43	108.88	15.81	74.93	96.49
Since inception	36.79	39.53	40.89	34.97	41.84	46.04	49.46	41.58	49.39	73.11	50.31	56.04	68.17

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	0.98	1.62	1.37	1.52	1.23	0.93	0.88	0.91
Net (%)	1.10	0.78	1.40	1.15	1.30	0.90	0.70	0.65	0.71

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Class I shares were first offered on 3-27-15. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6, Class R2, and Class I shares, as applicable.

13

John Hancock Retirement Living through 2025 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2025 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 51.8% Russell 3000 Index, 22.2% MSCI AC World ex-US Index, 20.8% Barclays U.S. Aggregate Bond Index, and 5.2% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 74% S&P 500 Index and 26% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	65.4%
Large Blend	33.2%
U.S. Large Cap	16.6%
U.S. Mid Cap	3.8%
International Large Cap	3.6%
International Small Cap	3.3%
Emerging Markets	2.6%
U.S. Small Cap	1.4%
Global Large Cap	0.9%
Fixed income	22.8%
Multi-Sector Bond	7.0%
Intermediate Bond	5.5%
Bank Loan	3.9%
High Yield Bond	3.3%
Global Bond	2.2%
Treasury Inflation-Protected Securities	0.9%
Alternative and specialty	11.8%
Global Absolute Return Strategies	2.3%
Science & Technology	2.1%
Financial Industries	1.9%
Currency	1.6%
Natural Resources	1.1%
Real Estate	1.0%
Health Sciences	0.9%
Redwood	0.9%

As a percentage of total investments.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-15 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-8.39	-3.73	-3.94	-3.70	-3.92	-3.43	-3.24	-3.20	-3.24	0.48	1.55	-2.29	0.96
5 year	8.52	9.28	9.38	9.23	9.48	9.89	10.15	9.90	10.12	15.87	2.98	11.14	13.41
Since inception	3.59	3.82	3.92	3.42	4.00	4.36	4.62	4.01	4.62	6.41	4.72	5.13	5.87
Cumulative returns
5 year	50.50	55.86	56.57	55.52	57.30	60.24	62.14	60.33	61.96	108.88	15.81	69.55	87.62
Since inception	36.57	39.37	40.53	34.69	41.47	45.90	49.09	41.61	49.06	73.11	50.31	55.60	65.52

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.27	0.97	1.62	1.37	1.51	1.21	0.91	0.87	0.89
Net (%)	1.07	0.77	1.39	1.14	1.29	0.89	0.69	0.64	0.69

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Class I shares were first offered on 3-27-15. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6, Class R2, and Class I shares, as applicable.

14

John Hancock Retirement Living through 2020 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2020 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 43.4% Russell 3000 Index, 18.6% MSCI AC World ex-US Index, 30.4% Barclays U.S. Aggregate Bond Index, and 7.6% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 62% S&P 500 Index and 38% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	53.8%
Large Blend	26.8%
U.S. Large Cap	14.2%
International Large Cap	3.3%
U.S. Mid Cap	3.0%
International Small Cap	2.6%
Emerging Markets	1.8%
U.S. Small Cap	1.2%
Global Large Cap	0.9%
Fixed income	34.6%
Multi-Sector Bond	10.7%
Intermediate Bond	9.7%
Bank Loan	5.6%
High Yield Bond	4.2%
Global Bond	3.3%
Treasury Inflation-Protected Securities	1.1%
Alternative and specialty	11.6%
Global Absolute Return Strategies	2.4%
Science & Technology	1.8%
Financial Industries	1.7%
Currency	1.7%
Real Estate	1.2%
Natural Resources	1.1%
Redwood	0.9%
Health Sciences	0.8%

As a percentage of total investments.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-15 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-8.25	-3.51	-3.65	-3.40	-3.63	-3.15	-3.03	-2.90	-3.03	0.48	1.55	-1.78	1.11
5 year	7.68	8.43	8.50	8.37	8.61	9.01	9.27	9.05	9.25	15.87	2.98	10.13	11.92
Since inception	3.58	3.82	3.94	3.42	4.01	4.35	4.63	4.00	4.63	6.41	4.72	5.11	5.63
Cumulative returns
5 year	44.77	49.89	50.40	49.47	51.11	53.95	55.76	54.20	55.61	108.88	15.81	61.98	75.64
Since inception	36.52	39.35	40.69	34.59	41.64	45.72	49.24	41.49	49.20	73.11	50.31	55.32	62.34

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	0.97	1.61	1.36	1.51	1.21	0.92	0.86	0.90
Net (%)	1.06	0.75	1.37	1.12	1.27	0.87	0.67	0.62	0.68

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Class I shares were first offered on 3-27-15. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6, Class R2, and Class I shares, as applicable.

15

John Hancock Retirement Living through 2015 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2015 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 36.4% Russell 3000 Index, 15.6% MSCI AC World ex-US Index, 38.4% Barclays U.S. Aggregate Bond Index, and 9.6% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 52% S&P 500 Index and 48% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	45.5%
Large Blend	21.7%
U.S. Large Cap	13.4%
International Large Cap	2.7%
U.S. Mid Cap	2.4%
International Small Cap	2.2%
Emerging Markets	1.4%
U.S. Small Cap	0.9%
Global Large Cap	0.8%
Fixed income	44.7%
Intermediate Bond	15.1%
Multi-Sector Bond	12.1%
Bank Loan	7.0%
High Yield Bond	4.7%
Global Bond	4.5%
Treasury Inflation-Protected Securities	1.3%
Alternative and specialty	9.8%
Global Absolute Return Strategies	2.6%
Currency	1.8%
Real Estate	1.1%
Natural Resources	1.1%
Redwood	1.0%
Science & Technology	0.9%
Financial Industries	0.8%
Health Sciences	0.5%

As a percentage of total investments.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-15 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-8.00	-3.25	-3.48	-3.23	-3.38	-2.98	-2.77	-2.72	-2.77	0.48	1.55	-1.37	1.20
5 year	6.77	7.52	7.63	7.48	7.71	8.11	8.37	8.11	8.35	15.87	2.98	8.93	10.45
Since inception	3.48	3.72	3.84	3.33	3.91	4.26	4.54	3.80	4.54	6.41	4.72	5.10	5.53
Cumulative returns
5 year	38.73	43.67	44.43	43.41	45.00	47.68	49.47	47.65	49.33	108.88	15.81	53.33	64.36
Since inception	35.33	38.09	39.57	33.56	40.40	44.57	48.09	39.06	48.03	73.11	50.31	55.18	60.93

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	0.98	1.61	1.37	1.51	1.21	0.92	0.87	0.90
Net (%)	1.05	0.74	1.36	1.11	1.26	0.86	0.66	0.61	0.66

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operation for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Class I shares were first offered on 3-27-15. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6, Class R2, and Class I shares, as applicable.

16

John Hancock Retirement Living through 2010 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2010 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 30.63% Russell 3000 Index, 13.12% MSCI AC World ex-US Index, 45.0% Barclays U.S. Aggregate Bond Index, and 11.25% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 43.75% S&P 500 Index and 56.25% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Asset Allocation
Equity	39.8%
Large Blend	18.9%
U.S. Large Cap	12.4%
International Large Cap	2.3%
U.S. Mid Cap	1.9%
International Small Cap	1.8%
Emerging Markets	1.1%
Global Large Cap	0.8%
U.S. Small Cap	0.6%
Fixed income	52.2%
Intermediate Bond	19.7%
Multi-Sector Bond	12.6%
Bank Loan	8.4%
Global Bond	5.4%
High Yield Bond	4.7%
Treasury Inflation-Protected Securities	1.4%
Alternative and specialty	8.0%
Global Absolute Return Strategies	2.8%
Currency	1.8%
Real Estate	1.0%
Natural Resources	0.9%
Redwood	0.9%
Science & Technology	0.3%
Financial Industries	0.2%
Health Sciences	0.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 8-31-15 (%)

	Class A	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-7.85	-2.99	-3.24	-2.97	-3.23	-2.82	-2.52	-2.56	-2.61	0.48	1.55	-1.04	1.27
5 year	5.99	6.73	6.85	6.63	6.93	7.32	7.59	7.28	7.57	15.87	2.98	8.23	9.17
Since inception	3.45	3.69	3.82	3.18	3.89	4.25	4.52	3.71	4.51	6.41	4.72	5.26	5.43
Cumulative returns
5 year	33.74	38.50	39.28	37.84	39.78	42.38	44.17	42.08	44.01	108.88	15.81	48.49	55.08
Since inception	34.95	37.83	39.25	31.95	40.18	44.49	47.90	38.01	47.78	73.11	50.31	57.29	59.60

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	0.99	1.64	1.39	1.54	1.24	0.94	0.88	0.91
Net (%)	1.03	0.72	1.34	1.09	1.24	0.84	0.64	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

*	Expenses have been estimated for the first year of operations for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Class I shares were first offered on 3-27-15. The returns prior to these dates are those for Class A shares that have been recalculated to apply the gross fees and expenses of Class R6, Class R2, and Class I shares, as applicable.

17

Your expenses

As a shareholder of a John Hancock Funds II Retirement Living Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses that each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2015 through August 31, 2015).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

18

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during period[1] 3-1-2015-8-31-2015	Annualized expense ratio[2]
Retirement Living through 2055 Portfolio
Class A	Actual	$1,000.00	$939.80	$2.10	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	2.19	0.43%
Class I	Actual[3]	1,000.00	954.30	0.46	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	0.48	0.11%
Class R1	Actual	1,000.00	940.70	2.54	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.65	0.52%
Class R2	Actual	1,000.00	941.70	1.32	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.38	0.27%
Class R3	Actual	1,000.00	940.70	2.54	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.65	0.52%
Class R4	Actual	1,000.00	942.70	0.83	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.87	0.17%
Class R5	Actual	1,000.00	943.60	0.10	0.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.10	0.10	0.02%
Class R6	Actual	1,000.00	943.60	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.20	—	—
Class 1	Actual	1,000.00	942.70	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%
Retirement Living through 2050 Portfolio
Class A	Actual	$1,000.00	$940.70	$2.05	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	2.14	0.42%
Class I	Actual[3]	1,000.00	941.70	0.42	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	0.43	0.10%
Class R1	Actual	1,000.00	939.80	3.42	0.70%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.57	0.70%
Class R2	Actual	1,000.00	940.70	2.45	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%
Class R3	Actual	1,000.00	939.90	2.74	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.85	0.56%
Class R4	Actual	1,000.00	942.30	1.08	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	1.12	0.22%
Class R5	Actual	1,000.00	942.40	0.10	0.02%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.10	0.10	0.02%
Class R6	Actual	1,000.00	943.20	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.20	—	—
Class 1	Actual	1,000.00	942.30	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%

19

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during period[1] 3-1-2015-8-31-2015	Annualized expense ratio[2]
Retirement Living through 2045 Portfolio
Class A	Actual	$1,000.00	$940.90	$2.10	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	2.19	0.43%
Class I	Actual[3]	1,000.00	954.00	0.46	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	0.48	0.11%
Class R1	Actual	1,000.00	939.10	3.62	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%
Class R2	Actual	1,000.00	940.20	2.45	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%
Class R3	Actual	1,000.00	939.90	3.18	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.31	0.65%
Class R4	Actual	1,000.00	941.00	1.22	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.28	0.25%
Class R5	Actual	1,000.00	942.90	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual	1,000.00	942.80	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.20	—	—
Class 1	Actual	1,000.00	942.80	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%
Retirement Living through 2040 Portfolio
Class A	Actual	$1,000.00	$940.60	$2.10	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	2.19	0.43%
Class I	Actual[3]	1,000.00	942.10	0.42	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	0.43	0.10%
Class R1	Actual	1,000.00	939.60	3.67	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%
Class R2	Actual	1,000.00	940.70	2.45	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%
Class R3	Actual	1,000.00	939.50	3.18	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.31	0.65%
Class R4	Actual	1,000.00	941.40	1.22	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.28	0.25%
Class R5	Actual	1,000.00	942.50	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual	1,000.00	942.40	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.20	—
Class 1	Actual	1,000.00	942.50	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%

20

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during period[1] 3-1-2015-8-31-2015	Annualized expense ratio[2]
Retirement Living through 2035 Portfolio
Class A	Actual	$1,000.00	$940.90	$2.10	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	2.19	0.43%
Class I	Actual[3]	1,000.00	942.50	0.42	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	0.43	0.10%
Class R1	Actual	1,000.00	939.20	3.67	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%
Class R2	Actual	1,000.00	940.30	2.45	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%
Class R3	Actual	1,000.00	940.00	3.18	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.31	0.65%
Class R4	Actual	1,000.00	942.00	1.22	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.28	0.25%
Class R5	Actual	1,000.00	942.80	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual	1,000.00	943.60	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.20	—	—
Class 1	Actual	1,000.00	942.80	0.24	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%
Retirement Living through 2030 Portfolio
Class A	Actual	$1,000.00	$944.70	$2.11	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	2.19	0.43%
Class I	Actual[3]	1,000.00	956.80	0.42	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	0.43	0.10%
Class R1	Actual	1,000.00	943.60	3.67	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%
Class R2	Actual	1,000.00	944.40	2.45	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%
Class R3	Actual	1,000.00	943.60	3.18	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.31	0.65%
Class R4	Actual	1,000.00	946.20	1.23	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.28	0.25%
Class R5	Actual	1,000.00	946.20	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual	1,000.00	947.10	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.20	—	—
Class 1	Actual	1,000.00	946.20	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%

21

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during period[1] 3-1-2015-8-31-2015	Annualized expense ratio[2]
Retirement Living through 2025 Portfolio
Class A	Actual	$1,000.00	$950.00	$2.11	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	2.19	0.43%
Class I	Actual[3]	1,000.00	961.50	0.42	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	0.43	0.10%
Class R1	Actual	1,000.00	948.00	3.68	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%
Class R2	Actual	1,000.00	949.70	2.46	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%
Class R3	Actual	1,000.00	948.90	3.19	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.31	0.65%
Class R4	Actual	1,000.00	951.50	1.23	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.28	0.25%
Class R5	Actual	1,000.00	951.50	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual	1,000.00	952.30	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.20	—	—
Class 1	Actual	1,000.00	951.50	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%
Retirement Living through 2020 Portfolio
Class A	Actual	$1,000.00	$956.20	$2.12	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	2.19	0.43%
Class I	Actual[3]	1,000.00	956.80	0.42	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	0.43	0.10%
Class R1	Actual	1,000.00	954.30	3.74	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.87	0.76%
Class R2	Actual	1,000.00	955.20	2.51	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.60	0.51%
Class R3	Actual	1,000.00	954.30	3.25	0.66%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.36	0.66%
Class R4	Actual	1,000.00	956.10	1.23	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.28	0.25%
Class R5	Actual	1,000.00	957.00	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual	1,000.00	957.90	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.20	—	—
Class 1	Actual	1,000.00	957.00	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%

22

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during period[1] 3-1-2015-8-31-2015	Annualized expense ratio[2]
Retirement Living through 2015 Portfolio
Class A	Actual	$1,000.00	$960.60	$2.12	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	2.19	0.43%
Class I	Actual[3]	1,000.00	961.30	0.42	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	0.43	0.10%
Class R1	Actual	1,000.00	958.70	3.70	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%
Class R2	Actual	1,000.00	959.60	2.47	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%
Class R3	Actual	1,000.00	958.70	3.21	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.31	0.65%
Class R4	Actual	1,000.00	960.60	1.24	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.28	0.25%
Class R5	Actual	1,000.00	962.50	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual	1,000.00	961.60	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.20	—	—
Class 1	Actual	1,000.00	962.50	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%
Retirement Living through 2010 Portfolio
Class A	Actual	$1,000.00	$962.90	$2.08	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	2.14	0.42%
Class I	Actual[3]	1,000.00	971.70	0.47	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%
Class R1	Actual	1,000.00	962.70	3.71	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.82	0.75%
Class R2	Actual	1,000.00	963.80	2.47	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.55	0.50%
Class R3	Actual	1,000.00	962.70	3.22	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.31	0.65%
Class R4	Actual	1,000.00	964.80	1.24	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.28	0.25%
Class R5	Actual	1,000.00	965.80	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%
Class R6	Actual	1,000.00	965.80	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.20	—	—
Class 1	Actual	1,000.00	965.80	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.00	0.26	0.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the one-half year period).
[2]	The portfolio's expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Retirement Living through 2055	Retirement Living through 2050	Retirement Living through 2045	Retirement Living through 2040	Retirement Living through 2035	Retirement Living through 2030	Retirement Living through 2025	Retirement Living through 2020	Retirement Living through 2015	Retirement Living through 2010
8-31-15	0.53%- 1.23%	0.53%- 1.23%	0.53%- 1.23%	0.53%- 1.23%	0.53%- 1.23%	0.53%- 1.23%	0.53%- 1.23%	0.53%- 1.23%	0.53%- 1.23%	0.53%- 1.23%

[3]	The inception date for Class I shares is 3-27-15. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (157) and divided by (365) (to reflect the period).

23

Portfolios' investments

Underlying Funds' Investment Managers

Allianz Life Insurance Company of New York	(Allianz)
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Declaration Management & Research, LLC	(Declaration)
Deutsche Investment Management Americas Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investment Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
Boston Partners (part of Robeco Investment Management)	(Robeco)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

RETIREMENT LIVING THROUGH 2055 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.9%
Equity - 83.9%
Alpha Opportunities, Class NAV (Wellington)	165,371	$1,961,302
Blue Chip Growth, Class NAV (T. Rowe Price)	29,121	1,012,248
Capital Appreciation Value, Class NAV (T.Rowe Price)	140,989	1,672,135
Capital Appreciation, Class NAV (Jennison)	51,190	929,090
Disciplined Value, Class NAV (Robeco)	25,944	468,557
Emerging Markets Equity, Class NAV (John Hancock)	6,257	52,936
Emerging Markets, Class NAV (DFA)	176,211	1,524,226
Equity-Income, Class NAV (T. Rowe Price)	59,497	1,092,952
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	34,566	441,414
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	61,246	801,709
Global Equity, Class NAV (John Hancock) (A)(1)	49,449	507,351
Global Shareholder Yield, Class NAV (Epoch)	58,077	617,364
International Core, Class NAV (GMO)	15,113	467,141
International Growth Opportunities, Class NAV (Baillie Gifford)	28,723	340,657
International Growth Stock, Class NAV (Invesco)	30,299	372,986
International Small Cap, Class NAV (Franklin Templeton)	59,319	1,069,523
International Small Company, Class NAV (DFA)	108,569	1,072,666
International Value Equity, Class NAV (John Hancock) (A)(1)	31,642	253,770
International Value, Class NAV (Templeton)	51,098	740,407
Mid Cap Stock, Class NAV (Wellington)	58,719	1,216,652
Mid Value, Class NAV (T. Rowe Price)	58,956	910,872
Small Cap Growth, Class NAV (Wellington)	29,979	297,095
Small Cap Value, Class NAV (Wellington)	14,941	282,984
Small Company Growth, Class NAV (Invesco)	13,482	268,825
Small Company Value, Class NAV (T. Rowe Price)	8,622	282,984
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,385,686	17,847,631
Strategic Growth, Class NAV (John Hancock) (A)(1)	59,178	929,090
U.S. Equity, Class NAV (GMO)	65,422	741,229
Value Equity, Class NAV (Barrow Hanley)	32,684	327,820
Value, Class NAV (Invesco)	32,639	379,923
Fixed income - 4.4%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	10,264	103,768
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	3,124	27,932
Core Bond, Class NAV (Wells Capital)	1,237	16,070
Core High Yield, Class NAV (John Hancock) (A)(2)	7,600	74,329
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	13,021	114,844
Floating Rate Income, Class NAV (WAMCO)	42,295	368,393
Global Bond, Class NAV (PIMCO) (I)	3,906	46,325
Global Income, Class NAV (Stone Harbor)	16,468	150,020
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	12,402	110,500
High Yield, Class NAV (WAMCO)	8,698	71,761
Real Return Bond, Class NAV (PIMCO)	9,333	102,753
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	26,140	250,940
Spectrum Income, Class NAV (T. Rowe Price)	16,943	173,156
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	25,110	270,936
Total Return, Class NAV (PIMCO)	6,004	82,128

24SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Fixed income - (continued)
U.S. High Yield Bond, Class NAV (Wells Capital)	6,759	$75,638
Alternative and specialty - 11.6%
Absolute Return Currency, Class NAV (First Quadrant)	65,365	581,095
Financial Industries, Class NAV (John Hancock) (A)(1)	60,737	1,044,672
Global Absolute Return Strategies, Class NAV (Standard Life)	67,492	748,490
Global Real Estate, Class NAV (Deutsche)	26,816	235,977
Health Sciences, Class NAV (T. Rowe Price)	24,096	450,360
Natural Resources, Class NAV (Jennison)	54,775	590,470
Real Estate Equity, Class NAV (T. Rowe Price)	20,713	235,505
Redwood, Class NAV (Robeco)	40,599	439,684
Science & Technology, Class NAV (T. Rowe Price/Allianz)	84,442	1,060,586
Total investments (Cost $49,082,725) - 99.9%		$46,309,871
Other assets and liabilities, net - 0.1%		41,872
TOTAL NET ASSETS - 100.0%		$46,351,743

RETIREMENT LIVING THROUGH 2050 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.3%
Alpha Opportunities, Class NAV (Wellington)	955,163	$11,328,235
Blue Chip Growth, Class NAV (T. Rowe Price)	169,941	5,907,136
Capital Appreciation Value, Class NAV (T.Rowe Price)	826,821	9,806,093
Capital Appreciation, Class NAV (Jennison)	302,247	5,485,784
Disciplined Value, Class NAV (Robeco)	150,956	2,726,274
Emerging Markets Equity, Class NAV (John Hancock)	43,396	367,133
Emerging Markets, Class NAV (DFA)	1,297,965	11,227,401
Equity-Income, Class NAV (T. Rowe Price)	344,702	6,332,168
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	204,957	2,617,298
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	355,567	4,654,372
Global Equity, Class NAV (John Hancock) (A)(1)	286,344	2,937,892
Global Shareholder Yield, Class NAV (Epoch)	335,447	3,565,797
International Core, Class NAV (GMO)	87,207	2,695,555
International Growth Opportunities, Class NAV (Baillie Gifford)	165,049	1,957,479
International Growth Stock, Class NAV (Invesco)	175,029	2,154,602
International Small Cap, Class NAV (Franklin Templeton)	358,748	6,468,226
International Small Company, Class NAV (DFA)	655,857	6,479,870
International Value Equity, Class NAV (John Hancock) (A)(1)	182,981	1,467,505
International Value, Class NAV (Templeton)	310,458	4,498,533
Mid Cap Stock, Class NAV (Wellington)	337,423	6,991,412
Mid Value, Class NAV (T. Rowe Price)	347,965	5,376,059
Small Cap Growth, Class NAV (Wellington)	176,436	1,748,485
Small Cap Value, Class NAV (Wellington)	89,014	1,685,923
Small Company Growth, Class NAV (Invesco)	78,897	1,573,199
Small Company Value, Class NAV (T. Rowe Price)	51,041	1,675,153
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	8,131,749	104,736,929
Strategic Growth, Class NAV (John Hancock) (A)(1)	346,089	5,433,600
U.S. Equity, Class NAV (GMO)	375,771	4,257,482
Value Equity, Class NAV (Barrow Hanley)	189,428	1,899,962
Value, Class NAV (Invesco)	190,754	2,220,380
Fixed income - 4.5%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	66,365	$670,949
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	32,475	290,327
Core Bond, Class NAV (Wells Capital)	8,487	110,251
Core High Yield, Class NAV (John Hancock) (A)(2)	46,608	455,823
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	76,487	674,618
Floating Rate Income, Class NAV (WAMCO)	266,788	2,323,727
Global Bond, Class NAV (PIMCO) (I)	21,790	258,433
Global Income, Class NAV (Stone Harbor)	101,567	925,273
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	76,174	678,706
High Yield, Class NAV (WAMCO)	52,600	433,949
Real Return Bond, Class NAV (PIMCO)	53,185	585,567
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	150,598	1,445,739
Spectrum Income, Class NAV (T. Rowe Price)	104,298	1,065,928
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	153,197	1,652,997
Total Return, Class NAV (PIMCO)	35,002	478,832
U.S. High Yield Bond, Class NAV (Wells Capital)	41,121	460,144
Alternative and specialty - 12.2%
Absolute Return Currency, Class NAV (First Quadrant)	411,560	3,658,772
Financial Industries, Class NAV (John Hancock) (A)(1)	357,317	6,145,844
Global Absolute Return Strategies, Class NAV (Standard Life)	414,409	4,595,797
Global Real Estate, Class NAV (Deutsche)	153,593	1,351,617
Health Sciences, Class NAV (T. Rowe Price)	157,736	2,948,077
Natural Resources, Class NAV (Jennison)	336,216	3,624,404
Real Estate Equity, Class NAV (T. Rowe Price)	117,831	1,339,738
Redwood, Class NAV (Robeco)	244,676	2,649,844
Science & Technology, Class NAV (T. Rowe Price/Allianz)	580,500	7,291,080
Total investments (Cost $270,135,014) - 100.0%		$276,392,373
Other assets and liabilities, net - 0.0%		22,954
TOTAL NET ASSETS - 100.0%		$276,415,327

RETIREMENT LIVING THROUGH 2045 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.6%
Alpha Opportunities, Class NAV (Wellington)	2,642,677	$31,342,153
Blue Chip Growth, Class NAV (T. Rowe Price)	472,759	16,433,109
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,291,819	27,180,968
Capital Appreciation, Class NAV (Jennison)	838,955	15,227,031
Disciplined Value, Class NAV (Robeco)	420,843	7,600,417
Emerging Markets Equity, Class NAV (John Hancock)	187,497	1,586,227
Emerging Markets, Class NAV (DFA)	3,713,536	32,122,084
Equity-Income, Class NAV (T. Rowe Price)	954,668	17,537,250
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	555,834	7,097,998
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	983,757	12,877,384
Global Equity, Class NAV (John Hancock) (A)(1)	792,237	8,128,349
Global Shareholder Yield, Class NAV (Epoch)	936,343	9,953,330
International Core, Class NAV (GMO)	241,277	7,457,870

SEE NOTES TO FINANCIAL STATEMENTS25

	Shares	Value
Equity - (continued)
International Growth Opportunities, Class NAV (Baillie Gifford)	456,645	$5,415,814
International Growth Stock, Class NAV (Invesco)	484,256	5,961,197
International Small Cap, Class NAV (Franklin Templeton)	976,906	17,613,624
International Small Company, Class NAV (DFA)	1,785,371	17,639,467
International Value Equity, Class NAV (John Hancock) (A)(1)	506,258	4,060,187
International Value, Class NAV (Templeton)	860,248	12,464,998
Mid Cap Stock, Class NAV (Wellington)	917,790	19,016,607
Mid Value, Class NAV (T. Rowe Price)	963,862	14,891,674
Small Cap Growth, Class NAV (Wellington)	485,688	4,813,166
Small Cap Value, Class NAV (Wellington)	245,555	4,650,803
Small Company Growth, Class NAV (Invesco)	218,847	4,363,813
Small Company Value, Class NAV (T. Rowe Price)	141,706	4,650,803
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	22,696,637	292,332,685
Strategic Growth, Class NAV (John Hancock) (A)(1)	965,263	15,154,622
U.S. Equity, Class NAV (GMO)	1,047,382	11,866,843
Value Equity, Class NAV (Barrow Hanley)	524,096	5,256,678
Value, Class NAV (Invesco)	527,198	6,136,584
Fixed income - 4.2%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	158,706	1,604,520
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	160,827	1,437,792
Core Bond, Class NAV (Wells Capital)	21,484	279,081
Core High Yield, Class NAV (John Hancock) (A)(2)	112,872	1,103,885
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	193,376	1,705,580
Floating Rate Income, Class NAV (WAMCO)	773,917	6,740,819
Global Bond, Class NAV (PIMCO) (I)	52,044	617,243
Global Income, Class NAV (Stone Harbor)	244,564	2,227,982
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	184,094	1,640,280
High Yield, Class NAV (WAMCO)	129,470	1,068,125
Real Return Bond, Class NAV (PIMCO)	136,037	1,497,763
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	382,989	3,676,698
Spectrum Income, Class NAV (T. Rowe Price)	251,547	2,570,808
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	372,842	4,022,961
Total Return, Class NAV (PIMCO)	83,705	1,145,086
U.S. High Yield Bond, Class NAV (Wells Capital)	100,872	1,128,761
Alternative and specialty - 12.2%
Absolute Return Currency, Class NAV (First Quadrant)	1,060,865	9,431,088
Financial Industries, Class NAV (John Hancock) (A)(1)	998,321	17,171,122
Global Absolute Return Strategies, Class NAV (Standard Life)	1,246,401	13,822,588
Global Real Estate, Class NAV (Deutsche)	424,950	3,739,558
Health Sciences, Class NAV (T. Rowe Price)	423,424	7,913,794
Natural Resources, Class NAV (Jennison)	991,923	10,692,931
Real Estate Equity, Class NAV (T. Rowe Price)	326,006	3,706,692
Redwood, Class NAV (Robeco)	658,375	7,130,197
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,564,122	19,645,366
Total investments (Cost $642,489,728) - 100.0%		$766,554,455
Other assets and liabilities, net - 0.0%		45,254
TOTAL NET ASSETS - 100.0%		$766,599,709

RETIREMENT LIVING THROUGH 2040 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.7%
Alpha Opportunities, Class NAV (Wellington)	2,771,062	$32,864,795
Blue Chip Growth, Class NAV (T. Rowe Price)	496,713	17,265,749
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,397,180	28,430,554
Capital Appreciation, Class NAV (Jennison)	882,509	16,017,543
Disciplined Value, Class NAV (Robeco)	441,970	7,981,973
Emerging Markets Equity, Class NAV (John Hancock)	229,221	1,939,213
Emerging Markets, Class NAV (DFA)	3,850,988	33,311,048
Equity-Income, Class NAV (T. Rowe Price)	1,001,865	18,404,265
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	584,719	7,466,861
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,030,887	13,494,313
Global Equity, Class NAV (John Hancock) (A)(1)	832,735	8,543,865
Global Shareholder Yield, Class NAV (Epoch)	992,960	10,555,168
International Core, Class NAV (GMO)	249,618	7,715,704
International Growth Opportunities, Class NAV (Baillie Gifford)	468,941	5,561,645
International Growth Stock, Class NAV (Invesco)	504,059	6,204,972
International Small Cap, Class NAV (Franklin Templeton)	1,029,272	18,557,771
International Small Company, Class NAV (DFA)	1,889,286	18,666,149
International Value Equity, Class NAV (John Hancock) (A)(1)	530,550	4,255,013
International Value, Class NAV (Templeton)	904,182	13,101,593
Mid Cap Stock, Class NAV (Wellington)	955,086	19,789,392
Mid Value, Class NAV (T. Rowe Price)	1,012,223	15,638,840
Small Cap Growth, Class NAV (Wellington)	509,684	5,050,965
Small Cap Value, Class NAV (Wellington)	257,585	4,878,654
Small Company Growth, Class NAV (Invesco)	229,257	4,571,393
Small Company Value, Class NAV (T. Rowe Price)	148,649	4,878,654
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	23,814,214	306,727,078
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,015,151	15,937,870
U.S. Equity, Class NAV (GMO)	1,104,124	12,509,726
Value Equity, Class NAV (Barrow Hanley)	547,761	5,494,045
Value, Class NAV (Invesco)	552,205	6,427,667
Fixed income - 4.2%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	164,436	1,662,444
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	165,574	1,480,232
Core Bond, Class NAV (Wells Capital)	22,368	290,564
Core High Yield, Class NAV (John Hancock) (A)(2)	117,516	1,149,304
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	201,241	1,774,947
Floating Rate Income, Class NAV (WAMCO)	813,911	7,089,169
Global Bond, Class NAV (PIMCO) (I)	54,185	642,639
Global Income, Class NAV (Stone Harbor)	254,627	2,319,652
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	188,399	1,678,632
High Yield, Class NAV (WAMCO)	136,563	1,126,642
Real Return Bond, Class NAV (PIMCO)	138,657	1,526,619
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	395,639	3,798,132
Spectrum Income, Class NAV (T. Rowe Price)	261,897	2,676,584
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	390,583	4,214,385
Total Return, Class NAV (PIMCO)	87,149	1,192,201

26SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Fixed income - (continued)
U.S. High Yield Bond, Class NAV (Wells Capital)	106,108	$1,187,345
Alternative and specialty - 12.1%
Absolute Return Currency, Class NAV (First Quadrant)	1,112,934	9,893,982
Financial Industries, Class NAV (John Hancock) (A)(1)	1,047,103	18,010,175
Global Absolute Return Strategies, Class NAV (Standard Life)	1,321,685	14,657,482
Global Real Estate, Class NAV (Deutsche)	442,309	3,892,318
Health Sciences, Class NAV (T. Rowe Price)	437,659	8,179,845
Natural Resources, Class NAV (Jennison)	1,039,638	11,207,295
Real Estate Equity, Class NAV (T. Rowe Price)	340,778	3,874,648
Redwood, Class NAV (Robeco)	690,514	7,478,271
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,619,665	20,342,989
Total investments (Cost $678,189,277) - 100.0%		$803,588,974
Other assets and liabilities, net - 0.0%		30,289
TOTAL NET ASSETS - 100.0%		$803,619,263

RETIREMENT LIVING THROUGH 2035 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 82.6%
Alpha Opportunities, Class NAV (Wellington)	3,635,608	$43,118,306
Blue Chip Growth, Class NAV (T. Rowe Price)	634,666	22,060,994
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,080,423	36,533,821
Capital Appreciation, Class NAV (Jennison)	1,126,785	20,451,141
Disciplined Value, Class NAV (Robeco)	565,041	10,204,637
Emerging Markets Equity, Class NAV (John Hancock)	421,641	3,567,084
Emerging Markets, Class NAV (DFA)	4,712,949	40,767,006
Equity-Income, Class NAV (T. Rowe Price)	1,285,279	23,610,576
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	729,969	9,321,709
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,323,380	17,323,039
Global Equity, Class NAV (John Hancock) (A)(1)	1,068,942	10,967,348
Global Shareholder Yield, Class NAV (Epoch)	1,277,801	13,583,025
International Core, Class NAV (GMO)	316,832	9,793,281
International Growth Opportunities, Class NAV (Baillie Gifford)	599,578	7,110,999
International Growth Stock, Class NAV (Invesco)	635,866	7,827,510
International Small Cap, Class NAV (Franklin Templeton)	1,296,671	23,378,979
International Small Company, Class NAV (DFA)	2,378,152	23,496,139
International Value Equity, Class NAV (John Hancock) (A)(1)	665,407	5,336,563
International Value, Class NAV (Templeton)	1,136,793	16,472,127
Mid Cap Stock, Class NAV (Wellington)	1,231,745	25,521,746
Mid Value, Class NAV (T. Rowe Price)	1,279,431	19,767,213
Small Cap Growth, Class NAV (Wellington)	633,270	6,275,707
Small Cap Value, Class NAV (Wellington)	323,951	6,135,625
Small Company Growth, Class NAV (Invesco)	285,473	5,692,325
Small Company Value, Class NAV (T. Rowe Price)	186,406	6,117,843
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	30,269,939	389,876,813
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,295,353	20,337,036
U.S. Equity, Class NAV (GMO)	1,407,684	15,949,058
Value Equity, Class NAV (Barrow Hanley)	703,177	7,052,862
Value, Class NAV (Invesco)	706,952	8,228,924
Fixed income - 5.3%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	289,198	$2,923,795
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	260,869	2,332,172
Core Bond, Class NAV (Wells Capital)	40,231	522,595
Core High Yield, Class NAV (John Hancock) (A)(2)	181,421	1,774,296
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	323,492	2,853,202
Floating Rate Income, Class NAV (WAMCO)	1,268,483	11,048,489
Global Bond, Class NAV (PIMCO) (I)	87,239	1,034,655
Global Income, Class NAV (Stone Harbor)	412,080	3,754,047
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	304,143	2,709,910
High Yield, Class NAV (WAMCO)	227,837	1,879,658
Real Return Bond, Class NAV (PIMCO)	217,806	2,398,039
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	630,529	6,053,076
Spectrum Income, Class NAV (T. Rowe Price)	419,283	4,285,072
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	620,747	6,697,861
Total Return, Class NAV (PIMCO)	161,817	2,213,655
U.S. High Yield Bond, Class NAV (Wells Capital)	176,545	1,975,537
Alternative and specialty - 12.1%
Absolute Return Currency, Class NAV (First Quadrant)	1,458,740	12,968,201
Financial Industries, Class NAV (John Hancock) (A)(1)	1,355,632	23,316,866
Global Absolute Return Strategies, Class NAV (Standard Life)	1,714,747	19,016,542
Global Real Estate, Class NAV (Deutsche)	573,729	5,048,814
Health Sciences, Class NAV (T. Rowe Price)	556,055	10,392,676
Natural Resources, Class NAV (Jennison)	1,310,689	14,129,225
Real Estate Equity, Class NAV (T. Rowe Price)	439,806	5,000,594
Redwood, Class NAV (Robeco)	878,089	9,509,707
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,098,406	26,355,982
Total investments (Cost $875,769,289) - 100.0%		$1,036,074,102
Other assets and liabilities, net - 0.0%		31,034
TOTAL NET ASSETS - 100.0%		$1,036,105,136

RETIREMENT LIVING THROUGH 2030 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 76.2%
Alpha Opportunities, Class NAV (Wellington)	4,610,619	$54,681,941
Blue Chip Growth, Class NAV (T. Rowe Price)	753,464	26,190,402
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,463,281	41,074,515
Capital Appreciation, Class NAV (Jennison)	1,326,246	24,071,360
Disciplined Value, Class NAV (Robeco)	671,745	12,131,719
Emerging Markets Equity, Class NAV (John Hancock)	702,807	5,945,744
Emerging Markets, Class NAV (DFA)	4,312,765	37,305,415
Equity-Income, Class NAV (T. Rowe Price)	1,517,036	27,867,955
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	782,418	9,991,478
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,564,810	20,483,357
Global Equity, Class NAV (John Hancock) (A)(1)	1,267,944	13,009,107
Global Shareholder Yield, Class NAV (Epoch)	1,519,492	16,152,200
International Core, Class NAV (GMO)	309,556	9,568,372

SEE NOTES TO FINANCIAL STATEMENTS27

	Shares	Value
Equity - (continued)
International Growth Opportunities, Class NAV (Baillie Gifford)	584,842	$6,936,228
International Growth Stock, Class NAV (Invesco)	625,744	7,702,915
International Small Cap, Class NAV (Franklin Templeton)	1,349,895	24,338,599
International Small Company, Class NAV (DFA)	2,461,723	24,321,824
International Value Equity, Class NAV (John Hancock) (A)(1)	657,530	5,273,390
International Value, Class NAV (Templeton)	1,136,997	16,475,088
Mid Cap Stock, Class NAV (Wellington)	1,312,305	27,190,954
Mid Value, Class NAV (T. Rowe Price)	1,410,714	21,795,536
Small Cap Growth, Class NAV (Wellington)	592,155	5,868,252
Small Cap Value, Class NAV (Wellington)	300,946	5,699,923
Small Company Growth, Class NAV (Invesco)	265,624	5,296,551
Small Company Value, Class NAV (T. Rowe Price)	173,197	5,684,322
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	33,442,090	430,734,115
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,524,829	23,939,811
U.S. Equity, Class NAV (GMO)	1,689,606	19,143,237
Value Equity, Class NAV (Barrow Hanley)	833,685	8,361,861
Value, Class NAV (Invesco)	745,878	8,682,021
Fixed income - 11.9%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	902,829	9,127,602
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	658,468	5,886,708
Core Bond, Class NAV (Wells Capital)	130,570	1,696,101
Core High Yield, Class NAV (John Hancock) (A)(2)	496,757	4,858,281
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	871,233	7,684,273
Floating Rate Income, Class NAV (WAMCO)	3,239,791	28,218,579
Global Bond, Class NAV (PIMCO) (I)	233,658	2,771,181
Global Income, Class NAV (Stone Harbor)	1,114,167	10,150,065
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	834,205	7,432,765
High Yield, Class NAV (WAMCO)	597,002	4,925,265
Real Return Bond, Class NAV (PIMCO)	568,565	6,259,902
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,679,034	16,118,724
Spectrum Income, Class NAV (T. Rowe Price)	1,138,835	11,638,893
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	1,668,320	18,001,168
Total Return, Class NAV (PIMCO)	509,517	6,970,192
U.S. High Yield Bond, Class NAV (Wells Capital)	460,931	5,157,816
Alternative and specialty - 11.9%
Absolute Return Currency, Class NAV (First Quadrant)	1,926,122	17,123,224
Financial Industries, Class NAV (John Hancock) (A)(1)	1,512,569	26,016,185
Global Absolute Return Strategies, Class NAV (Standard Life)	2,243,403	24,879,337
Global Real Estate, Class NAV (Deutsche)	686,034	6,037,098
Health Sciences, Class NAV (T. Rowe Price)	650,651	12,160,668
Natural Resources, Class NAV (Jennison)	1,443,170	15,557,378
Real Estate Equity, Class NAV (T. Rowe Price)	525,125	5,970,669
Redwood, Class NAV (Robeco)	922,916	9,995,177
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,413,872	30,318,226
Total investments (Cost $1,055,247,238) - 100.0%		$1,240,873,669
Other assets and liabilities, net - 0.0%		158,953
TOTAL NET ASSETS - 100.0%		$1,241,032,622

RETIREMENT LIVING THROUGH 2025 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 65.4%
Alpha Opportunities, Class NAV (Wellington)	3,020,247	$35,820,126
Blue Chip Growth, Class NAV (T. Rowe Price)	705,401	24,519,751
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,490,610	53,258,629
Capital Appreciation, Class NAV (Jennison)	1,233,414	22,386,458
Disciplined Value, Class NAV (Robeco)	633,933	11,448,831
Emerging Markets Equity, Class NAV (John Hancock)	814,404	6,889,856
Emerging Markets, Class NAV (DFA)	3,427,503	29,647,902
Equity-Income, Class NAV (T. Rowe Price)	1,443,771	26,522,074
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	989,705	12,638,532
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,479,203	19,362,765
Global Equity, Class NAV (John Hancock) (A)(1)	1,384,579	14,205,780
Global Shareholder Yield, Class NAV (Epoch)	1,987,496	21,127,078
International Core, Class NAV (GMO)	291,172	9,000,128
International Growth Opportunities, Class NAV (Baillie Gifford)	548,595	6,506,336
International Growth Stock, Class NAV (Invesco)	587,911	7,237,181
International Small Cap, Class NAV (Franklin Templeton)	1,276,122	23,008,476
International Small Company, Class NAV (DFA)	2,336,799	23,087,579
International Value Equity, Class NAV (John Hancock) (A)(1)	618,454	4,959,999
International Value, Class NAV (Templeton)	1,069,561	15,497,935
Mid Cap Stock, Class NAV (Wellington)	1,248,809	25,875,314
Mid Value, Class NAV (T. Rowe Price)	1,299,329	20,074,639
Small Cap Growth, Class NAV (Wellington)	522,814	5,181,089
Small Cap Value, Class NAV (Wellington)	267,979	5,075,518
Small Company Growth, Class NAV (Invesco)	234,472	4,675,365
Small Company Value, Class NAV (T. Rowe Price)	153,870	5,050,026
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	32,938,169	424,243,613
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,421,095	22,311,186
U.S. Equity, Class NAV (GMO)	2,251,015	25,504,000
Value Equity, Class NAV (Barrow Hanley)	785,730	7,880,876
Value, Class NAV (Invesco)	713,845	8,309,155
Fixed income - 22.8%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	2,895,232	29,270,800
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	1,027,970	9,190,055
Core Bond, Class NAV (Wells Capital)	861,231	11,187,392
Core High Yield, Class NAV (John Hancock) (A)(2)	831,999	8,136,949
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	1,517,819	13,387,160
Floating Rate Income, Class NAV (WAMCO)	6,352,001	55,325,932
Global Bond, Class NAV (PIMCO) (I)	760,179	9,015,718
Global Income, Class NAV (Stone Harbor)	2,277,655	20,749,440
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	1,614,858	14,388,383
High Yield, Class NAV (WAMCO)	1,004,722	8,288,960
Real Return Bond, Class NAV (PIMCO)	1,112,758	12,251,465
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	3,613,143	34,686,176
Spectrum Income, Class NAV (T. Rowe Price)	2,508,672	25,638,625
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	3,665,479	39,550,513
Total Return, Class NAV (PIMCO)	1,608,338	22,002,065

28SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Fixed income - (continued)
U.S. High Yield Bond, Class NAV (Wells Capital)	779,411	$8,721,605
Alternative and specialty - 11.8%
Absolute Return Currency, Class NAV (First Quadrant)	2,518,890	22,392,932
Financial Industries, Class NAV (John Hancock) (A)(1)	1,571,757	27,034,228
Global Absolute Return Strategies, Class NAV (Standard Life)	2,901,640	32,179,187
Global Real Estate, Class NAV (Deutsche)	912,975	8,034,176
Health Sciences, Class NAV (T. Rowe Price)	688,785	12,873,392
Natural Resources, Class NAV (Jennison)	1,486,117	16,020,338
Real Estate Equity, Class NAV (T. Rowe Price)	588,192	6,687,748
Redwood, Class NAV (Robeco)	1,149,916	12,453,592
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,320,381	29,143,984
Total investments (Cost $1,224,086,481) - 100.0%		$1,409,917,012
Other assets and liabilities, net - 0.0%		(32,905)
TOTAL NET ASSETS - 100.0%		$1,409,884,107

RETIREMENT LIVING THROUGH 2020 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 53.8%
Alpha Opportunities, Class NAV (Wellington)	1,065,118	$12,632,298
Blue Chip Growth, Class NAV (T. Rowe Price)	433,127	15,055,487
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,536,577	41,943,801
Capital Appreciation, Class NAV (Jennison)	755,690	13,715,769
Disciplined Value, Class NAV (Robeco)	389,617	7,036,474
Emerging Markets Equity, Class NAV (John Hancock)	689,010	5,829,021
Emerging Markets, Class NAV (DFA)	1,691,061	14,627,676
Equity-Income, Class NAV (T. Rowe Price)	888,222	16,316,636
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	757,587	9,674,384
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	904,127	11,835,029
Global Equity, Class NAV (John Hancock) (A)(1)	1,107,687	11,364,868
Global Shareholder Yield, Class NAV (Epoch)	1,554,643	16,525,854
International Core, Class NAV (GMO)	208,364	6,440,526
International Growth Opportunities, Class NAV (Baillie Gifford)	393,944	4,672,179
International Growth Stock, Class NAV (Invesco)	421,716	5,191,324
International Small Cap, Class NAV (Franklin Templeton)	805,215	14,518,027
International Small Company, Class NAV (DFA)	1,470,072	14,524,312
International Value Equity, Class NAV (John Hancock) (A)(1)	443,186	3,554,352
International Value, Class NAV (Templeton)	772,291	11,190,490
Mid Cap Stock, Class NAV (Wellington)	757,168	15,688,530
Mid Value, Class NAV (T. Rowe Price)	842,321	13,013,864
Small Cap Growth, Class NAV (Wellington)	350,732	3,475,755
Small Cap Value, Class NAV (Wellington)	181,407	3,435,842
Small Company Growth, Class NAV (Invesco)	158,354	3,157,572
Small Company Value, Class NAV (T. Rowe Price)	104,513	3,430,113
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	22,276,539	286,921,819
Strategic Growth, Class NAV (John Hancock) (A)(1)	870,159	13,661,502
U.S. Equity, Class NAV (GMO)	1,780,086	20,168,376
Value Equity, Class NAV (Barrow Hanley)	480,510	4,819,516
Value, Class NAV (Invesco)	417,941	4,864,838
Fixed income - 34.6%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	4,568,040	$46,182,889
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	1,329,650	11,887,075
Core Bond, Class NAV (Wells Capital)	1,036,531	13,464,540
Core High Yield, Class NAV (John Hancock) (A)(2)	919,712	8,994,782
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	1,366,935	12,056,371
Floating Rate Income, Class NAV (WAMCO)	7,244,603	63,100,495
Global Bond, Class NAV (PIMCO) (I)	1,117,034	13,248,020
Global Income, Class NAV (Stone Harbor)	2,238,227	20,390,246
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	1,712,765	15,260,733
High Yield, Class NAV (WAMCO)	1,086,927	8,967,149
Real Return Bond, Class NAV (PIMCO)	1,157,471	12,743,760
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	4,409,285	42,329,133
Spectrum Income, Class NAV (T. Rowe Price)	3,019,195	30,856,177
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	4,472,982	48,263,479
Total Return, Class NAV (PIMCO)	2,529,390	34,602,049
U.S. High Yield Bond, Class NAV (Wells Capital)	842,512	9,427,711
Alternative and specialty - 11.6%
Absolute Return Currency, Class NAV (First Quadrant)	2,114,929	18,801,723
Financial Industries, Class NAV (John Hancock) (A)(1)	1,112,740	19,139,133
Global Absolute Return Strategies, Class NAV (Standard Life)	2,514,806	27,889,195
Global Real Estate, Class NAV (Deutsche)	922,920	8,121,692
Health Sciences, Class NAV (T. Rowe Price)	510,547	9,542,128
Natural Resources, Class NAV (Jennison)	1,183,681	12,760,084
Real Estate Equity, Class NAV (T. Rowe Price)	472,966	5,377,629
Redwood, Class NAV (Robeco)	889,789	9,636,413
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,662,707	20,883,602
Total investments (Cost $999,704,310) - 100.0%		$1,133,212,442
Other assets and liabilities, net - 0.0%		(47,874)
TOTAL NET ASSETS - 100.0%		$1,133,164,568

RETIREMENT LIVING THROUGH 2015 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 45.5%
Alpha Opportunities, Class NAV (Wellington)	157,648	$1,869,709
Blue Chip Growth, Class NAV (T. Rowe Price)	172,735	6,004,270
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,894,532	22,469,145
Capital Appreciation, Class NAV (Jennison)	296,300	5,377,843
Disciplined Value, Class NAV (Robeco)	152,838	2,760,257
Emerging Markets Equity, Class NAV (John Hancock) (I)	306,773	2,595,297
Emerging Markets, Class NAV (DFA)	597,238	5,166,105
Equity-Income, Class NAV (T. Rowe Price)	337,435	6,198,676
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	349,670	4,465,288
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	351,827	4,605,419
Global Equity, Class NAV (John Hancock) (A)(1)	445,310	4,568,883
Global Shareholder Yield, Class NAV (Epoch)	841,632	8,946,551

SEE NOTES TO FINANCIAL STATEMENTS29

	Shares	Value
Equity - (continued)
International Core, Class NAV (GMO)	83,319	$2,575,391
International Growth Opportunities, Class NAV (Baillie Gifford)	158,928	1,884,886
International Growth Stock, Class NAV (Invesco)	169,520	2,086,788
International Small Cap, Class NAV (Franklin Templeton)	346,494	6,247,281
International Small Company, Class NAV (DFA)	626,433	6,189,161
International Value Equity, Class NAV (John Hancock) (A)(1)	177,579	1,424,184
International Value, Class NAV (Templeton)	311,254	4,510,078
Mid Cap Stock, Class NAV (Wellington)	303,903	6,296,875
Mid Value, Class NAV (T. Rowe Price)	332,723	5,140,563
Small Cap Growth, Class NAV (Wellington)	138,349	1,371,042
Small Cap Value, Class NAV (Wellington)	67,246	1,273,647
Small Company Growth, Class NAV (Invesco)	55,189	1,100,467
Small Company Value, Class NAV (T. Rowe Price)	38,504	1,263,705
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	9,125,032	117,530,413
Strategic Growth, Class NAV (John Hancock) (A)(1)	341,894	5,367,743
U.S. Equity, Class NAV (GMO)	1,036,747	11,746,341
Value Equity, Class NAV (Barrow Hanley)	187,881	1,884,449
Value, Class NAV (Invesco)	172,899	2,012,550
Fixed income - 44.7%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	3,659,092	36,993,417
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	919,435	8,219,752
Core Bond, Class NAV (Wells Capital)	929,557	12,074,952
Core High Yield, Class NAV (John Hancock) (A)(2)	498,702	4,877,305
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	812,369	7,165,095
Floating Rate Income, Class NAV (WAMCO)	4,482,654	39,043,915
Global Bond, Class NAV (PIMCO) (I)	808,835	9,592,779
Global Income, Class NAV (Stone Harbor)	1,243,815	11,331,152
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	959,070	8,545,312
High Yield, Class NAV (WAMCO)	590,505	4,871,662
Real Return Bond, Class NAV (PIMCO)	664,125	7,312,021
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	2,457,944	23,596,258
Spectrum Income, Class NAV (T. Rowe Price)	1,672,792	17,095,935
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	2,489,448	26,861,148
Total Return, Class NAV (PIMCO)	2,024,616	27,696,742
U.S. High Yield Bond, Class NAV (Wells Capital)	461,320	5,162,171
Alternative and specialty - 9.8%
Absolute Return Currency, Class NAV (First Quadrant)	1,122,147	9,975,888
Financial Industries, Class NAV (John Hancock) (A)(1)	288,165	4,956,443
Global Absolute Return Strategies, Class NAV (Standard Life)	1,297,717	14,391,686
Global Real Estate, Class NAV (Deutsche)	383,857	3,377,942
Health Sciences, Class NAV (T. Rowe Price)	157,066	2,935,561
Natural Resources, Class NAV (Jennison)	543,307	5,856,849
Real Estate Equity, Class NAV (T. Rowe Price)	232,171	2,639,788
Redwood, Class NAV (Robeco)	417,921	4,526,080
Science & Technology, Class NAV (T. Rowe Price/Allianz)	512,917	6,442,238
Total investments (Cost $504,444,191) - 100.0%		$560,475,098
Other assets and liabilities, net - 0.0%		(19,725)
TOTAL NET ASSETS - 100.0%		$560,455,373

RETIREMENT LIVING THROUGH 2010 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.2%
Equity - 39.9%
Alpha Opportunities, Class NAV (Wellington)	114,991	$1,363,790
Blue Chip Growth, Class NAV (T. Rowe Price)	86,023	2,990,166
Capital Appreciation Value, Class NAV (T.Rowe Price)	966,148	11,458,516
Capital Appreciation, Class NAV (Jennison)	148,981	2,704,012
Disciplined Value, Class NAV (Robeco)	76,788	1,386,786
Emerging Markets Equity, Class NAV (John Hancock) (I)	145,736	1,232,927
Emerging Markets, Class NAV (DFA)	251,145	2,172,400
Equity-Income, Class NAV (T. Rowe Price)	176,300	3,238,627
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	186,979	2,387,728
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	183,637	2,403,806
Global Equity, Class NAV (John Hancock) (A)(1)	256,397	2,630,629
Global Shareholder Yield, Class NAV (Epoch)	454,505	4,831,392
International Core, Class NAV (GMO)	37,503	1,159,223
International Growth Opportunities, Class NAV (Baillie Gifford)	71,297	845,587
International Growth Stock, Class NAV (Invesco)	76,116	936,987
International Small Cap, Class NAV (Franklin Templeton)	159,608	2,877,728
International Small Company, Class NAV (DFA)	292,885	2,893,702
International Value Equity, Class NAV (John Hancock) (A)(1)	79,468	637,330
International Value, Class NAV (Templeton)	133,981	1,941,381
Mid Cap Stock, Class NAV (Wellington)	136,065	2,819,271
Mid Value, Class NAV (T. Rowe Price)	181,103	2,798,043
Small Cap Growth, Class NAV (Wellington)	55,092	545,963
Small Cap Value, Class NAV (Wellington)	27,460	520,087
Small Company Growth, Class NAV (Invesco)	19,119	381,232
Small Company Value, Class NAV (T. Rowe Price)	15,847	520,087
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	4,419,402	56,921,895
Strategic Growth, Class NAV (John Hancock) (A)(1)	171,631	2,694,600
U.S. Equity, Class NAV (GMO)	562,939	6,378,095
Value Equity, Class NAV (Barrow Hanley)	97,169	974,603
Value, Class NAV (Invesco)	39,151	455,714
Fixed income - 52.2%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	2,748,023	27,782,504
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	644,880	5,765,223
Core Bond, Class NAV (Wells Capital)	638,855	8,298,729
Core High Yield, Class NAV (John Hancock) (A)(2)	280,702	2,745,264
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	514,681	4,539,489
Floating Rate Income, Class NAV (WAMCO)	3,021,711	26,319,107
Global Bond, Class NAV (PIMCO) (I)	562,855	6,675,457
Global Income, Class NAV (Stone Harbor)	700,109	6,377,994
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	560,136	4,990,813
High Yield, Class NAV (WAMCO)	332,798	2,745,580
Real Return Bond, Class NAV (PIMCO)	400,729	4,412,031
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,440,532	13,829,107
Spectrum Income, Class NAV (T. Rowe Price)	988,343	10,100,862
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	1,461,898	15,773,879

30SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Fixed income - (continued)
Total Return, Class NAV (PIMCO)	1,512,107	20,685,624
U.S. High Yield Bond, Class NAV (Wells Capital)	260,397	2,913,838
Alternative and specialty - 8.1%
Absolute Return Currency, Class NAV (First Quadrant)	646,306	5,745,657
Financial Industries, Class NAV (John Hancock) (A)(1)	36,831	633,496
Global Absolute Return Strategies, Class NAV (Standard Life)	797,409	8,843,264
Global Real Estate, Class NAV (Deutsche)	183,970	1,618,936
Health Sciences, Class NAV (T. Rowe Price)	21,690	405,383
Natural Resources, Class NAV (Jennison)	264,607	2,852,461
Real Estate Equity, Class NAV (T. Rowe Price)	132,745	1,509,305
Redwood, Class NAV (Robeco)	256,426	2,777,097
Science & Technology, Class NAV (T. Rowe Price/Allianz)	73,400	921,905
Total investments (Cost $287,034,351) - 100.2%		$314,365,312
Other assets and liabilities, net - (0.2%)		(633,111)
TOTAL NET ASSETS - 100.0%		$313,732,201

Percentages are based upon net assets.

Key to Security Abbreviations and Legend
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing security.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

SEE NOTES TO FINANCIAL STATEMENTS31

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 8-31-15

	Retirement Living through 2055 Portfolio	Retirement Living through 2050 Portfolio	Retirement Living through 2045 Portfolio	Retirement Living through 2040 Portfolio	Retirement Living through 2035 Portfolio
Assets
Investments in affiliated funds, at value	46,309,871	276,392,373	766,554,455	803,588,974	1,036,074,102
Total investments, at value	46,309,871	276,392,373	766,554,455	803,588,974	1,036,074,102
Cash	8,861	257	4	5	4
Receivable for investments sold	—	437,717	1,900,933	2,181,078	1,604,938
Receivable for fund shares sold	192,807	168,730	121,626	162,046	108,097
Dividends and interest receivable	5,046	33,351	107,319	111,161	168,959
Receivable due from advisor	26,281	14,940	—	—	—
Other assets	70,336	62,073	84,605	84,976	86,409
Total assets	46,613,202	277,109,441	768,768,942	806,128,240	1,038,042,509
Liabilities
Payable for investments purchased	198,508	33,776	90,527	94,385	149,967
Payable for fund shares repurchased	—	604,409	2,008,071	2,342,510	1,709,830
Payable to affiliates
Accounting and legal services fees	431	2,726	7,630	8,004	10,284
Transfer agent fees	71	1,602	5,890	6,195	7,434
Trustees' fees	—	380	43	44	58
Investment management fees	—	—	239	139	181
Distribution and service fees	—	416	1,926	2,290	3,010
Other liabilities and accrued expenses	62,449	50,805	54,907	55,410	56,609
Total liabilities	261,459	694,114	2,169,233	2,508,977	1,937,373
Net assets	$46,351,743	$276,415,327	$766,599,709	$803,619,263	$1,036,105,136
Net assets consist of
Paid-in capital	$48,663,510	$261,271,163	$618,773,638	$652,990,700	$842,878,092
Undistributed net investment income (loss)	56,375	466,515	1,323,517	1,397,050	2,111,143
Accumulated undistributed net realized gain (loss) on investments	404,712	8,420,290	22,437,827	23,831,816	30,811,088
Net unrealized appreciation (depreciation) on investments	(2,772,854)	6,257,359	124,064,727	125,399,697	160,304,813
Net assets	$46,351,743	$276,415,327	$766,599,709	$803,619,263	$1,036,105,136
Investments in affiliated funds, at cost	$49,082,725	$270,135,014	$642,489,728	$678,189,277	$875,769,289
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$553,593	$14,346,050	$52,732,233	$55,527,213	$66,901,975
Shares outstanding	55,343	1,256,151	4,734,027	4,941,355	5,914,716
Net asset value and redemption price per share	$10.00	$11.42	$11.14	$11.24	$11.31
Class I
Net assets	$95,445	$95,433	$95,403	$95,400	$95,435
Shares outstanding	9,515	8,340	8,518	8,446	8,389
Net asset value, offering price and redemption price per share	$10.03	$11.44	$11.20	$11.30	$11.38
Class R1
Net assets	$100,037	$638,210	$2,083,267	$2,308,170	$4,451,112
Shares outstanding	10,000	55,983	187,704	206,136	394,841
Net asset value, offering price and redemption price per share	$10.00	$11.40	$11.10	$11.20	$11.27
Class R2
Net assets	$106,738	$265,068	$464,109	$500,934	$485,544
Shares outstanding	10,652	23,215	41,571	44,495	42,808
Net asset value, offering price and redemption price per share	$10.02	$11.42	$11.16	$11.26	$11.34
Class R3
Net assets	$123,702	$158,206	$2,070,301	$2,763,001	$2,009,287
Shares outstanding	12,366	13,864	186,347	246,901	177,979
Net asset value, offering price and redemption price per share	$10.00	$11.41	$11.11	$11.19	$11.29
Class R4
Net assets	$100,278	$318,736	$629,233	$888,231	$757,675
Shares outstanding	10,000	27,867	56,362	78,944	66,689
Net asset value, offering price and redemption price per share	$10.03	$11.44	$11.16	$11.25	$11.36
Class R5
Net assets	$101,383	$121,595	$1,637,848	$2,410,977	$1,357,638
Shares outstanding	10,100	10,616	146,017	213,230	119,309
Net asset value, offering price and redemption price per share	$10.04	$11.45	$11.22	$11.31	$11.38
Class R6
Net assets	$176,709	$2,084,587	$1,781,333	$1,762,137	$923,635
Shares outstanding	17,603	181,980	159,023	156,048	81,189
Net asset value, offering price and redemption price per share	$10.04	$11.46	$11.20	$11.29	$11.38
Class 1
Net assets	$44,993,858	$258,387,442	$705,105,982	$737,363,200	$959,122,835
Shares outstanding	4,483,941	22,578,151	62,916,688	65,275,627	84,281,144
Net asset value, offering price and redemption price per share	$10.03	$11.44	$11.21	$11.30	$11.38
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	$10.53	$12.02	$11.73	$11.83	$11.91

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

32SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-15

Continued

	Retirement Living through 2030 Portfolio	Retirement Living through 2025 Portfolio	Retirement Living through 2020 Portfolio	Retirement Living through 2015 Portfolio	Retirement Living through 2010 Portfolio
Assets
Investments in affiliated funds, at value	1,240,873,669	1,409,917,012	1,133,212,442	560,475,098	314,365,312
Total investments, at value	1,240,873,669	1,409,917,012	1,133,212,442	560,475,098	314,365,312
Cash	5	—	4	5	189
Receivable for investments sold	2,053,944	2,411,620	3,041,697	912,349	2,027,763
Receivable for fund shares sold	198,317	82,010	78,584	55,373	7,888
Dividends and interest receivable	399,206	764,494	843,881	480,109	301,205
Receivable due from advisor	—	—	—	54	12,901
Other assets	89,211	88,896	89,899	82,635	80,341
Total assets	1,243,614,352	1,413,264,032	1,137,266,507	562,005,623	316,795,599
Liabilities
Payable for investments purchased	399,403	801,758	904,445	517,542	325,503
Payable for fund shares repurchased	2,100,262	2,489,178	3,118,584	965,807	2,678,810
Payable to affiliates
Accounting and legal services fees	12,319	13,968	11,243	5,545	3,136
Transfer agent fees	9,439	9,771	9,538	6,939	4,615
Trustees' fees	74	77	78	52	33
Investment management fees	294	300	29	—	—
Distribution and service fees	2,567	3,980	3,316	2,748	919
Other liabilities and accrued expenses	57,372	60,893	54,706	51,617	50,382
Total liabilities	2,581,730	3,379,925	4,101,939	1,550,250	3,063,398
Net assets	$1,241,032,622	$1,409,884,107	$1,133,164,568	$560,455,373	$313,732,201
Net assets consist of
Paid-in capital	$1,016,237,851	$1,180,530,714	$958,486,826	$477,324,519	$275,764,847
Undistributed net investment income (loss)	4,605,099	8,653,148	9,883,167	5,851,874	3,864,899
Accumulated undistributed net realized gain (loss) on investments	34,563,241	34,869,714	31,286,443	21,248,073	6,771,494
Net unrealized appreciation (depreciation) on investments	185,626,431	185,830,531	133,508,132	56,030,907	27,330,961
Net assets	$1,241,032,622	$1,409,884,107	$1,133,164,568	$560,455,373	$313,732,201
Investments in affiliated funds, at cost	$1,055,247,238	$1,224,086,481	$999,704,310	$504,444,191	$287,034,351
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$85,386,456	$88,277,609	$85,397,955	$62,597,213	$41,186,632
Shares outstanding	7,693,486	8,019,912	7,992,141	6,109,500	4,292,653
Net asset value and redemption price per share	$11.10	$11.01	$10.69	$10.25	$9.59
Class I
Net assets	$95,716	$96,164	$96,584	$96,917	$97,192
Shares outstanding	8,636	8,757	9,033	9,452	10,121
Net asset value, offering price and redemption price per share	$11.08	$10.98	$10.69	$10.25	$9.60
Class R1
Net assets	$2,914,546	$5,346,042	$3,097,729	$2,237,619	$530,659
Shares outstanding	264,101	488,570	291,142	219,233	55,574
Net asset value, offering price and redemption price per share	$11.04	$10.94	$10.64	$10.21	$9.55
Class R2
Net assets	$845,142	$770,215	$1,105,423	$143,232	$560,916
Shares outstanding	76,547	70,341	103,825	14,017	58,506
Net asset value, offering price and redemption price per share	$11.04	$10.95	$10.65	$10.22	$9.59
Class R3
Net assets	$2,209,646	$3,675,688	$3,419,069	$6,404,964	$1,182,572
Shares outstanding	199,976	335,575	320,957	627,157	123,655
Net asset value, offering price and redemption price per share	$11.05	$10.95	$10.65	$10.21	$9.56
Class R4
Net assets	$948,566	$397,456	$1,064,093	$182,054	$879,061
Shares outstanding	85,719	36,171	99,818	17,796	91,645
Net asset value, offering price and redemption price per share	$11.07	$10.99	$10.66	$10.23	$9.59
Class R5
Net assets	$2,356,030	$2,114,392	$4,493,530	$1,766,669	$232,947
Shares outstanding	212,502	192,402	420,230	172,243	24,252
Net asset value, offering price and redemption price per share	$11.09	$10.99	$10.69	$10.26	$9.61
Class R6
Net assets	$2,027,664	$1,006,978	$2,285,062	$393,925	$171,132
Shares outstanding	182,871	91,695	213,827	38,380	17,805
Net asset value, offering price and redemption price per share	$11.09	$10.98	$10.69	$10.26	$9.61
Class 1
Net assets	$1,144,248,856	$1,308,199,563	$1,032,205,123	$486,632,780	$268,891,090
Shares outstanding	103,194,731	119,041,887	96,555,579	47,451,636	27,981,839
Net asset value, offering price and redemption price per share	$11.09	$10.99	$10.69	$10.26	$9.61
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	$11.68	$11.59	$11.25	$10.79	$10.09

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS33

STATEMENTS OF OPERATIONS For the year ended 8-31-15

	Retirement Living through 2055 Portfolio	Retirement Living through 2050 Portfolio	Retirement Living through 2045 Portfolio	Retirement Living through 2040 Portfolio	Retirement Living through 2035 Portfolio
Investment income
Income distributions received from affiliated funds	$252,154	$3,702,621	$11,681,230	$12,265,462	$16,222,596
Other income received from advisor	23,498	220,314	757,887	804,063	1,082,510
Total investment income	275,652	3,922,935	12,439,117	13,069,525	17,305,106
Expenses
Investment management fees	17,627	184,050	557,399	584,321	755,739
Distribution and service fees	14,809	168,750	561,204	596,252	754,191
Transfer agent fees	549	14,886	64,232	66,603	79,715
Accounting and legal services fees	3,010	31,590	95,672	100,391	129,448
State registration fees	108,012	91,043	93,265	93,520	94,080
Professional fees	45,481	46,395	59,807	60,546	65,012
Printing and postage	—	4,828	7,155	6,068	7,421
Custodian fees	13,375	10,125	10,125	10,125	10,125
Trustees' fees	213	3,778	10,528	11,023	14,248
Registration and filing fees	82,874	34,785	30,369	30,843	30,713
Expense recapture	—	986	935	977	1,589
Other	7,209	8,029	10,584	10,702	11,698
Total expenses before reductions	293,159	599,245	1,501,275	1,571,371	1,953,979
Less expense reductions	(277,628)	(413,525)	(871,292)	(904,049)	(1,115,805)
Net expenses	15,531	185,720	629,983	667,322	838,174
Net investment income (loss)	260,121	3,737,215	11,809,134	12,402,203	16,466,932
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated funds	(179,978)	22,139	3,261,829	2,468,973	3,229,176
Capital gain distributions received from affiliated funds	741,833	11,967,958	37,855,678	39,950,158	51,322,002
	561,855	11,990,097	41,117,507	42,419,131	54,551,178
Change in net unrealized appreciation (depreciation) of
Investments in affiliated funds	(2,947,794)	(26,947,166)	(84,647,145)	(87,999,192)	(112,924,802)
Net realized and unrealized gain (loss)	(2,385,939)	(14,957,069)	(43,529,638)	(45,580,061)	(58,373,624)
Increase (decrease) in net assets from operations	($2,125,818)	($11,219,854)	($31,720,504)	($33,177,858)	($41,906,692)

34SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-15 Continued

	Retirement Living through 2030 Portfolio	Retirement Living through 2025 Portfolio	Retirement Living through 2020 Portfolio	Retirement Living through 2015 Portfolio	Retirement Living through 2010 Portfolio
Investment income
Income distributions received from affiliated funds	$22,105,978	$29,176,029	$28,377,033	$16,351,114	$10,360,971
Other income received from advisor	1,336,521	1,525,118	1,457,289	777,060	505,539
Total investment income	23,442,499	30,701,147	29,834,322	17,128,174	10,866,510
Expenses
Investment management fees	922,323	1,049,107	868,920	424,123	236,072
Distribution and service fees	910,154	1,016,812	879,593	520,450	302,189
Transfer agent fees	103,360	105,391	108,254	80,227	52,757
Accounting and legal services fees	155,917	175,393	145,071	74,084	42,888
State registration fees	95,593	94,806	95,698	93,314	90,467
Professional fees	69,130	72,058	67,558	56,708	51,812
Printing and postage	8,388	8,702	9,356	4,950	3,663
Custodian fees	10,125	10,125	10,125	10,125	10,125
Trustees' fees	17,180	19,262	16,097	8,369	4,851
Registration and filing fees	30,395	33,120	28,168	28,783	28,766
Expense recapture	2,184	2,358	2,511	1,991	831
Other	12,547	13,169	12,289	9,972	8,430
Total expenses before reductions	2,337,296	2,600,303	2,243,640	1,313,096	832,851
Less expense reductions	(1,317,616)	(1,472,497)	(1,248,896)	(706,413)	(473,042)
Net expenses	1,019,680	1,127,806	994,744	606,683	359,809
Net investment income (loss)	22,422,819	29,573,341	28,839,578	16,521,491	10,506,701
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated funds	4,013,654	5,830,146	11,541,767	12,955,637	5,320,102
Capital gain distributions received from affiliated funds	58,944,089	58,095,881	41,366,589	18,718,658	9,075,491
	62,957,743	63,926,027	52,908,356	31,674,295	14,395,593
Change in net unrealized appreciation (depreciation) of
Investments in affiliated funds	(132,454,489)	(141,766,002)	(117,112,205)	(64,896,529)	(33,647,974)
Net realized and unrealized gain (loss)	(69,496,746)	(77,839,975)	(64,203,849)	(33,222,234)	(19,252,381)
Increase (decrease) in net assets from operations	($47,073,927)	($48,266,634)	($35,364,271)	($16,700,743)	($8,745,680)

SEE NOTES TO FINANCIAL STATEMENTS35

STATEMENTS OF CHANGES IN NET ASSETS

	Retirement Living through 2055 Portfolio		Retirement Living through 2050 Portfolio		Retirement Living through 2045 Portfolio
	Year ended 8-31-15	Period ended 8-31-14[1]	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income (loss)	$260,121	($547)	$3,737,215	$1,903,140	$11,809,134	$8,620,983
Net realized gain (loss)	561,855	(5,863)	11,990,097	7,158,070	41,117,507	34,762,351
Change in net unrealized appreciation (depreciation)	(2,947,794)	174,940	(26,947,166)	22,956,162	(84,647,145)	93,259,262
Increase (decrease) in net assets resulting from operations	(2,125,818)	168,530	(11,219,854)	32,017,372	(31,720,504)	136,642,596
Distributions to shareholders
From net investment income
Class A	(1,883)	—	(89,112)	(29,235)	(437,854)	(297,737)
Class R1	(794)	—	(2,610)	(2,324)	(10,257)	(7,733)
Class R2	(994)	—	(4,006)	(2,652)	(4,540)	(3,503)
Class R3	(874)	—	(1,379)	(820)	(15,677)	(10,869)
Class R4	(1,193)	—	(1,539)	(1,276)	(13,591)	(9,408)
Class R5	(1,353)	—	(1,689)	(13,355)	(19,331)	(14,156)
Class R6	(1,392)	—	(20,046)	(4,203)	(18,376)	(32,186)
Class 1	(196,497)	—	(3,150,327)	(1,910,224)	(9,966,168)	(8,618,941)
From net realized gain
Class A	(1,857)	—	(341,258)	(87,246)	(2,059,610)	(1,058,430)
Class R1	(979)	—	(13,906)	(9,733)	(65,993)	(37,925)
Class R2	(979)	—	(15,342)	(7,915)	(21,356)	(12,450)
Class R3	(979)	—	(6,355)	(2,960)	(87,917)	(46,275)
Class R4	(979)	—	(4,598)	(2,959)	(50,378)	(26,225)
Class R5	(979)	—	(4,293)	(26,269)	(61,272)	(33,652)
Class R6	(980)	—	(49,131)	(7,966)	(56,206)	(73,795)
Class 1	(142,291)	—	(8,009,660)	(3,757,094)	(31,587,872)	(20,488,594)
Total distributions	(355,003)	—	(11,715,251)	(5,866,231)	(44,476,398)	(30,771,879)
From portfolio share transactions	41,382,209	7,281,825	56,470,423	88,459,523	22,819,482	46,562,573
Total increase (decrease)	38,901,388	7,450,355	33,535,318	114,610,664	(53,377,420)	152,433,290
Net assets
Beginning of year	7,450,355	—	242,880,009	128,269,345	819,977,129	667,543,839
End of year	$46,351,743	$7,450,355	$276,415,327	$242,880,009	$766,599,709	$819,977,129
Undistributed net investment income (loss)	$56,375	—	$466,515	—	$1,323,517	—

1	Period from 3-26-14 (commencement of operations) to 8-31-14.

36SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Living through 2040 Portfolio		Retirement Living through 2035 Portfolio		Retirement Living through 2030 Portfolio
	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income (loss)	$12,402,203	$8,899,068	$16,466,932	$11,828,122	$22,422,819	$16,781,226
Net realized gain (loss)	42,419,131	35,481,026	54,551,178	44,229,621	62,957,743	54,991,772
Change in net unrealized appreciation (depreciation)	(87,999,192)	97,353,739	(112,924,802)	124,367,052	(132,454,489)	140,638,277
Increase (decrease) in net assets resulting from operations	(33,177,858)	141,733,833	(41,906,692)	180,424,795	(47,073,927)	212,411,275
Distributions to shareholders
From net investment income
Class A	(443,789)	(297,991)	(542,432)	(382,285)	(853,260)	(601,350)
Class R1	(13,878)	(11,840)	(25,687)	(16,995)	(29,963)	(26,075)
Class R2	(15,469)	(4,545)	(4,496)	(2,888)	(12,951)	(8,199)
Class R3	(21,022)	(24,758)	(20,717)	(17,682)	(28,896)	(32,173)
Class R4	(16,898)	(9,794)	(18,051)	(14,502)	(18,540)	(13,264)
Class R5	(31,558)	(53,099)	(17,867)	(21,829)	(39,753)	(90,163)
Class R6	(16,213)	(31,176)	(15,634)	(55,474)	(36,537)	(105,403)
Class 1	(10,446,975)	(8,814,528)	(13,746,811)	(11,714,912)	(18,626,382)	(16,047,491)
From net realized gain
Class A	(2,041,599)	(1,029,836)	(2,376,262)	(1,254,024)	(3,244,964)	(1,569,138)
Class R1	(86,734)	(56,555)	(153,318)	(76,063)	(147,020)	(87,793)
Class R2	(70,635)	(15,708)	(19,699)	(9,476)	(49,253)	(21,394)
Class R3	(114,488)	(102,574)	(108,000)	(69,065)	(127,038)	(97,052)
Class R4	(60,776)	(26,514)	(62,455)	(37,545)	(57,556)	(28,253)
Class R5	(97,020)	(122,520)	(52,923)	(48,365)	(107,603)	(167,454)
Class R6	(48,101)	(69,373)	(44,697)	(118,632)	(95,830)	(189,672)
Class 1	(32,117,551)	(20,338,727)	(40,718,017)	(25,955,857)	(50,417,533)	(29,804,258)
Total distributions	(45,642,706)	(31,009,538)	(57,927,066)	(39,795,594)	(73,893,079)	(48,889,132)
From portfolio share transactions	28,286,220	57,657,196	30,492,110	88,345,595	27,000,875	89,204,542
Total increase (decrease)	(50,534,344)	168,381,491	(69,341,648)	228,974,796	(93,966,131)	252,726,685
Net assets
Beginning of year	854,153,607	685,772,116	1,105,446,784	876,471,988	1,334,998,753	1,082,272,068
End of year	$803,619,263	$854,153,607	$1,036,105,136	$1,105,446,784	$1,241,032,622	$1,334,998,753
Undistributed net investment income (loss)	$1,397,050	—	$2,111,143	$36,314	$4,605,099	$1,829,112

SEE NOTES TO FINANCIAL STATEMENTS37

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Living through 2025 Portfolio		Retirement Living through 2020 Portfolio
	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income (loss)	$29,573,341	$22,357,605	$28,839,578	$22,902,885
Net realized gain (loss)	63,926,027	58,876,042	52,908,356	48,297,119
Change in net unrealized appreciation (depreciation)	(141,766,002)	141,620,765	(117,112,205)	104,677,003
Increase (decrease) in net assets resulting from operations	(48,266,634)	222,854,412	(35,364,271)	175,877,007
Distributions to shareholders
From net investment income
Class A	(1,062,606)	(810,882)	(1,401,916)	(1,004,168)
Class R1	(47,860)	(34,399)	(49,567)	(40,338)
Class R2	(13,722)	(7,185)	(20,944)	(11,215)
Class R3	(59,503)	(47,157)	(62,834)	(62,633)
Class R4	(22,583)	(23,844)	(31,833)	(16,488)
Class R5	(32,458)	(41,448)	(91,103)	(140,282)
Class R6	(21,671)	(163,641)	(51,104)	(161,682)
Class 1	(24,487,890)	(21,050,266)	(24,136,793)	(21,186,229)
From net realized gain
Class A	(3,042,470)	(1,585,235)	(3,060,109)	(1,678,170)
Class R1	(167,573)	(82,421)	(126,598)	(79,407)
Class R2	(39,287)	(14,046)	(45,718)	(18,742)
Class R3	(191,296)	(103,636)	(150,260)	(115,108)
Class R4	(54,690)	(39,363)	(60,665)	(23,940)
Class R5	(69,981)	(60,851)	(157,603)	(184,352)
Class R6	(45,473)	(233,783)	(86,419)	(207,535)
Class 1	(52,797,857)	(30,904,942)	(41,755,226)	(27,841,761)
Total distributions	(82,156,920)	(55,203,099)	(71,288,692)	(52,772,050)
From portfolio share transactions	57,833,647	93,291,781	(11,944,266)	48,579,501
Total increase (decrease)	(72,589,907)	260,943,094	(118,597,229)	171,684,458
Net assets
Beginning of year	1,482,474,014	1,221,530,920	1,251,761,797	1,080,077,339
End of year	$1,409,884,107	$1,482,474,014	$1,133,164,568	$1,251,761,797
Undistributed net investment income (loss)	$8,653,148	$4,828,480	$9,883,167	$6,888,910

38SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Living through 2015 Portfolio		Retirement Living through 2010 Portfolio
	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income (loss)	$16,521,491	$15,041,020	$10,506,701	$9,691,028
Net realized gain (loss)	31,674,295	33,790,508	14,395,593	17,854,683
Change in net unrealized appreciation (depreciation)	(64,896,529)	41,760,509	(33,647,974)	21,126,712
Increase (decrease) in net assets resulting from operations	(16,700,743)	90,592,037	(8,745,680)	48,672,423
Distributions to shareholders
From net investment income
Class A	(1,289,423)	(935,672)	(980,267)	(807,595)
Class R1	(24,002)	(21,739)	(11,115)	(7,515)
Class R2	(7,267)	(3,882)	(16,186)	(13,665)
Class R3	(120,081)	(98,365)	(28,399)	(22,575)
Class R4	(5,958)	(5,024)	(22,235)	(11,838)
Class R5	(38,031)	(41,527)	(8,616)	(29,445)
Class R6	(16,285)	(104,898)	(14,414)	(86,673)
Class 1	(14,250,750)	(14,061,292)	(9,150,948)	(9,133,778)
From net realized gain
Class A	(2,971,102)	(1,327,408)	(1,715,098)	(1,334,530)
Class R1	(62,839)	(35,341)	(21,716)	(13,993)
Class R2	(16,744)	(5,508)	(28,319)	(22,581)
Class R3	(298,127)	(151,098)	(53,012)	(40,006)
Class R4	(12,258)	(6,322)	(35,224)	(17,584)
Class R5	(72,080)	(47,928)	(12,688)	(40,462)
Class R6	(30,266)	(118,611)	(20,861)	(116,912)
Class 1	(27,009,355)	(16,228,724)	(13,476,305)	(12,551,031)
Total distributions	(46,224,568)	(33,193,339)	(25,595,403)	(24,250,183)
From portfolio share transactions	(50,749,589)	(31,959,462)	(47,152,747)	(24,926,355)
Total increase (decrease)	(113,674,900)	25,439,236	(81,493,830)	(504,115)
Net assets
Beginning of year	674,130,273	648,691,037	395,226,031	395,730,146
End of year	$560,455,373	$674,130,273	$313,732,201	$395,226,031
Undistributed net investment income (loss)	$5,851,874	$5,081,848	$3,864,899	$3,590,424

SEE NOTES TO FINANCIAL STATEMENTS39

Financial highlights

Retirement Living through 2055 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
08-31-2015	10.64	0.07	[6]	(0.51)	(0.44)	(0.10)	(0.10)	—	(0.20)	10.00		(4.23)	3.73		0.44		0.66	[6]	554	18
08-31-2014[7]	10.00		(0.02)	0.66	0.64	—	—	—	—	10.64	6.40	[8]	23.48	[9]	0.60	[9]	(0.43	) [9]	132	24
CLASS I
08-31-2015[10]	10.51	0.01	[6]	(0.49)	(0.48)	—	—	—	—	10.03	(4.57	) [8]	0.85	[9]	0.11	[9]	0.23	[6,9]	95	18	[11]
CLASS R1
08-31-2015	10.63	0.10	[6]	(0.55)	(0.45)	(0.08)	(0.10)	—	(0.18)	10.00		(4.32)	7.59		0.59		0.94	[6]	100	18
08-31-2014[7]	10.00		(0.03)	0.66	0.63	—	—	—	—	10.63	6.30	[8]	21.55	[9]	0.85	[9]	(0.66	) [9]	106	24
CLASS R2
08-31-2015	10.64	0.12	[6]	(0.54)	(0.42)	(0.10)	(0.10)	—	(0.20)	10.02		(4.04)	7.08		0.34		1.15	[6]	107	18
08-31-2014[7]	10.00		(0.02)	0.66	0.64	—	—	—	—	10.64	6.40	[8]	21.02	[9]	0.60	[9]	(0.41	) [9]	106	24
CLASS R3
08-31-2015	10.64	0.09	[6]	(0.54)	(0.45)	(0.09)	(0.10)	—	(0.19)	10.00		(4.34)	7.15		0.56		0.89	[6]	124	18
08-31-2014[7]	10.00		(0.03)	0.67	0.64	—	—	—	—	10.64	6.40	[8]	21.60	[9]	0.75	[9]	(0.56	) [9]	106	24
CLASS R4
08-31-2015	10.65	0.14	[6]	(0.54)	(0.40)	(0.12)	(0.10)	—	(0.22)	10.03		(3.86)	7.30		0.19		1.34	[6]	100	18
08-31-2014[7]	10.00		(0.01)	0.66	0.65	—	—	—	—	10.65	6.50	[8]	21.13	[9]	0.35	[9]	(0.17	) [9]	106	24
CLASS R5
08-31-2015	10.66	0.16	[6]	(0.55)	(0.39)	(0.13)	(0.10)	—	(0.23)	10.04		(3.71)	7.09		0.03		1.51	[6]	101	18
08-31-2014[7]	10.00	—	[12]	0.66	0.66	—	—	—	—	10.66	6.60	[8]	21.19	[9]	0.15	[9]	0.03	[9]	106	24
Class R6
08-31-2015	10.67	0.13	[6]	(0.52)	(0.39)	(0.14)	(0.10)	—	(0.24)	10.04		(3.76)	6.34		—		1.28	[6]	177	18
08-31-2014[7]	10.00	—	[12]	0.67	0.67	—	—	—	—	10.67	6.70	[8]	23.05	[9]	0.10	[9]	0.09	[9]	106	24
CLASS 1
08-31-2015	10.66	0.11	[6]	(0.51)	(0.40)	(0.13)	(0.10)	—	(0.23)	10.03		(3.80)	0.95		0.05		1.02	[6]	44,994	18
08-31-2014[7]	10.00	—	[12]	0.66	0.66	—	—	—	—	10.66	6.60	[8]	5.88	[9]	0.15	[9]	0.04	[9]	6,679	24

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.23% and 0.52% - 1.26% for the periods ended 8-31-15 and 8-31-14, respectively.
6	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.09%, respectively.
7	Period from 3-26-14 (commencement of operations) to 8-31-14.
8	Not annualized.
9	Annualized.
10	The inception date for Class I shares is 3-27-15.
11	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
12	Less than $0.005 per share.

40SEE NOTES TO FINANCIAL STATEMENTS

Retirement Living through 2050 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
08-31-2015	12.44	0.12	[6]	(0.62)	(0.50)	(0.11)	(0.41)	—	(0.52)	11.42		(4.21)	0.61		0.45		0.95	[6]	14,346	11
08-31-2014	10.73	0.05		2.04	2.09	(0.10)	(0.28)	—	(0.38)	12.44	19.70		0.90		0.60		0.43		8,305	10
08-31-2013	9.51	0.04		1.39	1.43	(0.08)	(0.13)	—	(0.21)	10.73	15.21		2.15		0.61		0.42		2,264	16
08-31-2012[7]	9.52		(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11	) [8]	7.08	[9]	0.61	[9]	(0.16	) [8]	503	67	[10]
CLASS I
08-31-2015[11]	11.99	0.01	[6]	(0.56)	(0.55)	—	—	—	—	11.44	(4.59	) [8]	0.28	[9]	0.10	[9]	0.22	[6,9]	95	11	[12]
CLASS R1
08-31-2015	12.43	0.05	[6]	(0.59)	(0.54)	(0.08)	(0.41)	—	(0.49)	11.40		(4.54)	1.56		0.72		0.44	[6]	638	11
08-31-2014	10.72	0.07		1.99	2.06	(0.07)	(0.28)	—	(0.35)	12.43	19.44		4.80		0.86		0.59		409	10
08-31-2013	9.50	0.02		1.38	1.40	(0.05)	(0.13)	—	(0.18)	10.72	14.95		12.87		0.86		0.23		183	16
08-31-2012[7]	9.52		(0.03)	0.01	(0.02)	—	—	—	—	9.50	(0.21	) [8]	17.28	[9]	0.86	[9]	(0.28	) [8]	100	67	[10]
CLASS R2
08-31-2015	12.44	0.13	[6]	(0.63)	(0.50)	(0.11)	(0.41)	—	(0.52)	11.42		(4.21)	1.60		0.50		1.06	[6]	265	11
08-31-2014	10.73	0.08		2.01	2.09	(0.10)	(0.28)	—	(0.38)	12.44	19.70		5.16		0.61		0.71		458	10
08-31-2013	9.51	0.07		1.36	1.43	(0.08)	(0.13)	—	(0.21)	10.73	15.21		11.95		0.61		0.55		155	16
08-31-2012[7]	9.52		(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11	) [8]	16.97	[9]	0.61	[9]	(0.15	) [8]	100	67	[10]
CLASS R3
08-31-2015	12.43	0.10	[6]	(0.62)	(0.52)	(0.09)	(0.41)	—	(0.50)	11.41		(4.36)	2.62		0.58		0.80	[6]	158	11
08-31-2014	10.73	0.05		2.01	2.06	(0.08)	(0.28)	—	(0.36)	12.43	19.44		11.01		0.75		0.43		184	10
08-31-2013	9.50	0.06		1.36	1.42	(0.06)	(0.13)	—	(0.19)	10.73	15.17		15.81		0.76		0.55		113	16
08-31-2012[7]	9.52		(0.02)	—	(0.02)	—	—	—	—	9.50	(0.21	) [8]	17.31	[9]	0.76	[9]	(0.23	) [8]	100	67	[10]
CLASS R4
08-31-2015	12.46	0.09	[6]	(0.56)	(0.47)	(0.14)	(0.41)	—	(0.55)	11.44		(3.97)	2.22		0.22		0.76	[6]	319	11
08-31-2014	10.75	0.12		1.99	2.11	(0.12)	(0.28)	—	(0.40)	12.46	19.94		12.39		0.35		0.99		131	10
08-31-2013	9.52	0.10		1.36	1.46	(0.10)	(0.13)	—	(0.23)	10.75	15.59		15.54		0.36		0.95		113	16
08-31-2012[7]	9.52	—	[13]	—	— [13]	—	—	—	—	9.52	—	[8]	17.05	[9]	0.41	[9]	(0.05	) [8]	100	67	[10]
CLASS R5
08-31-2015	12.48	0.19	[6]	(0.65)	(0.46)	(0.16)	(0.41)	—	(0.57)	11.45		(3.85)	3.52		0.01		1.55	[6]	122	11
08-31-2014	10.76	0.16		1.98	2.14	(0.14)	(0.28)	—	(0.42)	12.48	20.23		1.80		0.16		1.39		131	10
08-31-2013	9.53	0.02		1.46	1.48	(0.12)	(0.13)	—	(0.25)	10.76	15.79		2.67		0.16		0.23		985	16
08-31-2012[7]	9.52	0.01		—	0.01	—	—	—	—	9.53	0.11	[8]	16.34	[9]	0.16	[9]	0.07	[8]	100	67	[10]
Class R6
08-31-2015	12.48	0.16	[6]	(0.60)	(0.44)	(0.17)	(0.41)	—	(0.58)	11.46		(3.72)	0.41		—		1.36	[6]	2,085	11
08-31-2014	10.76	0.08		2.07	2.15	(0.15)	(0.28)	—	(0.43)	12.48	20.29		2.34		0.11		0.64		1,223	10
08-31-2013	9.53	0.12		1.37	1.49	(0.13)	(0.13)	—	(0.26)	10.76	15.85		8.30		0.11		1.17		253	16
08-31-2012[7]	9.52	0.01		—	0.01	—	—	—	—	9.53	0.11	[8]	16.75	[9]	0.11	[9]	0.10	[8]	100	67	[10]
CLASS 1
08-31-2015	12.47	0.17	[6]	(0.63)	(0.46)	(0.16)	(0.41)	—	(0.57)	11.44		(3.86)	0.19		0.05		1.42	[6]	258,387	11
08-31-2014	10.76	0.12		2.01	2.13	(0.14)	(0.28)	—	(0.42)	12.47	20.14		0.17		0.16		1.03		232,040	10
08-31-2013	9.53	0.10		1.38	1.48	(0.12)	(0.13)	—	(0.25)	10.76	15.79		0.23		0.16		0.94		124,203	16
08-31-2012	8.88	0.08		0.73	0.81	(0.11)	(0.05)	—	(0.16)	9.53	9.25		0.42		0.16		0.86		51,411	67
08-31-2011[14]	10.00	—	[13]	(1.12)	(1.12)	—	—	—	—	8.88	(11.20	) [8]	4.97	[9]	0.16	[9]	(0.01	) [9]	6,391	4

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.23%, 0.52%-1.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
6	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.08%, respectively.
7	The inception date for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares is 3-1-12.
8	Not annualized.
9	Annualized.
10	Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
11	The inception date for Class I shares is 3-27-15.
12	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
13	Less than $0.005 per share.
14	The inception date for Class 1 shares is 4-29-11.

SEE NOTES TO FINANCIAL STATEMENTS41

Financial highlights continued

Retirement Living through 2045 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
08-31-2015	12.27	0.13	[6]	(0.63)	(0.50)	(0.11)	(0.52)	—	(0.63)	11.14		(4.28)	0.54		0.44		1.06	[6]	52,732	12
08-31-2014	10.65	0.08		1.99	2.07	(0.10)	(0.35)	—	(0.45)	12.27	19.71		0.59		0.58		0.68		44,703	14
08-31-2013	9.88	0.06		1.38	1.44	(0.09)	(0.58)	—	(0.67)	10.65	15.25		0.65		0.59		0.62		28,714	15
08-31-2012	9.22	0.07		0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.88	8.72		0.75		0.59		0.74		17,140	70
08-31-2011	8.11	0.05		1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.22	15.37		0.78		0.59		0.53		10,641	16
CLASS I
08-31-2015[7]	11.74	0.01	[6]	(0.55)	(0.54)	—	—	—	—	11.20	(4.60	) [8]	0.22	[9]	0.11	[9]	0.22	[6,9]	95	12	[10]
CLASS R1
08-31-2015	12.23	0.07	[6]	(0.60)	(0.53)	(0.08)	(0.52)	—	(0.60)	11.10		(4.54)	1.01		0.75		0.59	[6]	2,083	12
08-31-2014	10.62	0.05		1.98	2.03	(0.07)	(0.35)	—	(0.42)	12.23	19.39		2.00		0.83		0.44		1,447	14
08-31-2013	9.86	0.06		1.34	1.40	(0.06)	(0.58)	—	(0.64)	10.62	14.89		1.80		0.84		0.54		1,163	15
08-31-2012	9.21	0.07		0.70	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.45		2.05		0.81		0.75		1,254	70
08-31-2011	8.10	0.04		1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23		2.27		0.74		0.40		1,063	16
CLASS R2
08-31-2015	12.30	0.11	[6]	(0.62)	(0.51)	(0.11)	(0.52)	—	(0.63)	11.16		(4.36)	1.36		0.50		0.94	[6]	464	12
08-31-2014	10.67	0.08		2.00	2.08	(0.10)	(0.35)	—	(0.45)	12.30	19.76		3.96		0.58		0.69		524	14
08-31-2013	9.90	0.05		1.39	1.44	(0.09)	(0.58)	—	(0.67)	10.67	15.22		11.95		0.59		0.50		293	15
08-31-2012[11]	9.92		(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20	) [8]	16.78	[9]	0.59	[9]	(0.15	) [8]	100	70	[12]
CLASS R3
08-31-2015	12.25	0.10	[6]	(0.63)	(0.53)	(0.09)	(0.52)	—	(0.61)	11.11		(4.51)	0.90		0.65		0.81	[6]	2,070	12
08-31-2014	10.63	0.06		1.99	2.05	(0.08)	(0.35)	—	(0.43)	12.25	19.58		1.69		0.73		0.50		2,027	14
08-31-2013	9.87	0.05		1.36	1.41	(0.07)	(0.58)	—	(0.65)	10.63	14.99		1.90		0.74		0.53		1,332	15
08-31-2012	9.22	0.06		0.72	0.78	(0.07)	(0.06)	—	(0.13)	9.87	8.55		2.20		0.71		0.68		1,102	70
08-31-2011	8.10	0.05		1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.22	15.46		2.59		0.64		0.49		943	16
CLASS R4
08-31-2015	12.30	0.17	[6]	(0.65)	(0.48)	(0.14)	(0.52)	—	(0.66)	11.16		(4.12)	0.73		0.25		1.39	[6]	629	12
08-31-2014	10.67	0.10		2.00	2.10	(0.12)	(0.35)	—	(0.47)	12.30	20.04		2.05		0.33		0.89		1,215	14
08-31-2013	9.90	0.10		1.36	1.46	(0.11)	(0.58)	—	(0.69)	10.67	15.50		2.41		0.34		0.92		812	15
08-31-2012	9.25	0.09		0.71	0.80	(0.09)	(0.06)	—	(0.15)	9.90	8.81		2.75		0.40		0.95		677	70
08-31-2011	8.13	0.06		1.22	1.28	(0.09)	(0.07)	—	(0.16)	9.25	15.66		3.75		0.39		0.67		498	16
CLASS R5
08-31-2015	12.36	0.17	[6]	(0.63)	(0.46)	(0.16)	(0.52)	—	(0.68)	11.22		(3.90)	0.40		0.05		1.42	[6]	1,638	12
08-31-2014	10.72	0.12		2.01	2.13	(0.14)	(0.35)	—	(0.49)	12.36	20.27		1.36		0.13		1.01		1,399	14
08-31-2013	9.94	0.15		1.34	1.49	(0.13)	(0.58)	—	(0.71)	10.72	15.78		1.11		0.14		1.43		1,023	15
08-31-2012	9.28	0.12		0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.24		1.47		0.13		1.27		1,633	70
08-31-2011	8.16	0.11		1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92		2.72		0.09		1.10		534	16
Class R6
08-31-2015	12.35	0.16	[6]	(0.62)	(0.46)	(0.17)	(0.52)	—	(0.69)	11.20		(3.94)	0.39		—		1.36	[6]	1,781	12
08-31-2014	10.70	0.14		2.01	2.15	(0.15)	(0.35)	—	(0.50)	12.35	20.46		0.70		0.08		1.19		1,496	14
08-31-2013	9.93	0.09		1.39	1.48	(0.13)	(0.58)	—	(0.71)	10.70	15.72		1.22		0.09		0.87		1,885	15
08-31-2012[13]	9.27	0.13		0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.25		16.83		0.09		1.35		107	70
CLASS 1
08-31-2015	12.35	0.18	[6]	(0.64)	(0.46)	(0.16)	(0.52)	—	(0.68)	11.21		(3.90)	0.15		0.05		1.49	[6]	705,106	12
08-31-2014	10.71	0.14		1.99	2.13	(0.14)	(0.35)	—	(0.49)	12.35	20.29		0.14		0.13		1.16		767,166	14
08-31-2013	9.93	0.12		1.37	1.49	(0.13)	(0.58)	—	(0.71)	10.71	15.78		0.14		0.14		1.14		632,322	15
08-31-2012	9.27	0.12		0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19		0.15		0.14		1.25		528,261	70
08-31-2011	8.15	0.10		1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89		0.15		0.14		1.05		443,236	16

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.23%, 0.52%-1.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
6	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.09%, respectively.
7	The inception date for Class I shares is 3-27-15.
8	Not annualized.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
11	The inception date for Class R2 shares is 3-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	The inception date for Class R6 shares is 9-1-11.

42SEE NOTES TO FINANCIAL STATEMENTS

Retirement Living through 2040 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
08-31-2015	12.36	0.13	[6]	(0.63)	(0.50)	(0.11)	(0.51)	—	(0.62)	11.24		(4.27)	0.54		0.44		1.05	[6]	55,527	12
08-31-2014	10.71	0.08		2.01	2.09	(0.10)	(0.34)	—	(0.44)	12.36	19.79		0.58		0.58		0.66		45,469	14
08-31-2013	9.89	0.07		1.36	1.43	(0.08)	(0.53)	—	(0.61)	10.71	15.13		0.64		0.59		0.63		30,120	14
08-31-2012	9.23	0.07		0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.89	8.71		0.73		0.60		0.75		18,146	69
08-31-2011	8.12	0.05		1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.23	15.35		0.76		0.59		0.51		12,218	16
CLASS I
08-31-2015[7]	11.84	0.01	[6]	(0.55)	(0.54)	—	—	—	—	11.30	(4.56	) [8]	0.22	[9]	0.10	[9]	0.22	[6,9]	95	12	[10]
CLASS R1
08-31-2015	12.33	0.09	[6]	(0.63)	(0.54)	(0.08)	(0.51)	—	(0.59)	11.20		(4.60)	1.00		0.75		0.75	[6]	2,308	12
08-31-2014	10.69	0.05		2.00	2.05	(0.07)	(0.34)	—	(0.41)	12.33	19.45		1.62		0.83		0.46		2,258	14
08-31-2013	9.86	0.05		1.37	1.42	(0.06)	(0.53)	—	(0.59)	10.69	15.00		1.58		0.84		0.51		1,985	14
08-31-2012	9.21	0.06		0.71	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.44		1.72		0.82		0.67		1,846	69
08-31-2011	8.10	0.04		1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23		2.02		0.74		0.41		1,142	16
CLASS R2
08-31-2015	12.38	0.13	[6]	(0.63)	(0.50)	(0.11)	(0.51)	—	(0.62)	11.26		(4.26)	0.88		0.50		1.09	[6]	501	12
08-31-2014	10.73	0.03		2.06	2.09	(0.10)	(0.34)	—	(0.44)	12.38	19.75		2.11		0.58		0.22		1,489	14
08-31-2013	9.90	0.05		1.39	1.44	(0.08)	(0.53)	—	(0.61)	10.73	15.21		9.52		0.59		0.51		312	14
08-31-2012[11]	9.92		(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20	) [8]	16.77	[9]	0.60	[9]	(0.15	) [8]	100	69	[12]
CLASS R3
08-31-2015	12.32	0.10	[6]	(0.63)	(0.53)	(0.09)	(0.51)	—	(0.60)	11.19		(4.51)	0.87		0.65		0.86	[6]	2,763	12
08-31-2014	10.68	0.08		1.98	2.06	(0.08)	(0.34)	—	(0.42)	12.32	19.58		1.22		0.73		0.66		3,213	14
08-31-2013	9.86	0.05		1.37	1.42	(0.07)	(0.53)	—	(0.60)	10.68	15.01		1.23		0.74		0.51		3,235	14
08-31-2012	9.21	0.07		0.71	0.78	(0.07)	(0.06)	—	(0.13)	9.86	8.56		1.32		0.71		0.71		2,766	69
08-31-2011	8.10	0.05		1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.21	15.34		1.43		0.64		0.47		2,763	16
CLASS R4
08-31-2015	12.38	0.21	[6]	(0.69)	(0.48)	(0.14)	(0.51)	—	(0.65)	11.25		(4.10)	0.73		0.25		1.73	[6]	888	12
08-31-2014	10.73	0.10		2.01	2.11	(0.12)	(0.34)	—	(0.46)	12.38	20.03		1.94		0.33		0.87		1,349	14
08-31-2013	9.90	0.09		1.38	1.47	(0.11)	(0.53)	—	(0.64)	10.73	15.51		2.71		0.34		0.84		763	14
08-31-2012	9.24	0.09		0.72	0.81	(0.09)	(0.06)	—	(0.15)	9.90	8.93		3.78		0.40		1.00		505	69
08-31-2011	8.13	0.09		1.18	1.27	(0.09)	(0.07)	—	(0.16)	9.24	15.54		8.19		0.39		0.95		162	16
CLASS R5
08-31-2015	12.44	0.18	[6]	(0.64)	(0.46)	(0.16)	(0.51)	—	(0.67)	11.31		(3.89)	0.29		0.05		1.48	[6]	2,411	12
08-31-2014	10.77	0.16		2.00	2.16	(0.15)	(0.34)	—	(0.49)	12.44	20.36		0.57		0.13		1.33		2,271	14
08-31-2013	9.94	0.11		1.38	1.49	(0.13)	(0.53)	—	(0.66)	10.77	15.67		0.51		0.14		1.03		4,126	14
08-31-2012	9.28	0.10		0.74	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.23		0.92		0.14		1.10		3,371	69
08-31-2011	8.16	0.11		1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92		1.89		0.09		1.11		900	16
Class R6
08-31-2015	12.42	0.15	[6]	(0.60)	(0.45)	(0.17)	(0.51)	—	(0.68)	11.29		(3.85)	0.41		—		1.29	[6]	1,762	12
08-31-2014	10.76	0.14		2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.42	20.34		0.70		0.08		1.16		1,232	14
08-31-2013	9.93	0.07		1.42	1.49	(0.13)	(0.53)	—	(0.66)	10.76	15.73		1.12		0.09		0.69		2,168	14
08-31-2012[13]	9.27	0.13		0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.24		16.85		0.10		1.35		107	69
CLASS 1
08-31-2015	12.43	0.18	[6]	(0.64)	(0.46)	(0.16)	(0.51)	—	(0.67)	11.30		(3.89)	0.15		0.05		1.49	[6]	737,363	12
08-31-2014	10.77	0.14		2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.43	20.27		0.14		0.13		1.16		796,874	14
08-31-2013	9.93	0.12		1.37	1.49	(0.12)	(0.53)	—	(0.65)	10.77	15.78		0.14		0.14		1.14		643,062	14
08-31-2012	9.27	0.12		0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19		0.15		0.15		1.25		523,000	69
08-31-2011	8.15	0.10		1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89		0.15		0.14		1.06		428,868	16

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%-1.23%, 0.52%-1.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
6	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.09%, respectively.
7	The inception date for Class I shares is 3-27-15.
8	Not annualized.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
11	The inception date for Class R2 shares is 3-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS43

Financial highlights continued

Retirement Living through 2035 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
08-31-2015	12.42	0.13	[6]	(0.64)	(0.51)	(0.11)	(0.49)	—	(0.60)	11.31		(4.23)	0.54		0.44		1.08	[6]	66,902	12
08-31-2014	10.78	0.09		1.99	2.08	(0.10)	(0.34)	—	(0.44)	12.42	19.57		0.59		0.58		0.74		55,885	14
08-31-2013	9.92	0.07		1.36	1.43	(0.09)	(0.48)	—	(0.57)	10.78	15.04		0.63		0.59		0.66		37,108	15
08-31-2012	9.26	0.07		0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.92	8.69		0.70		0.59		0.74		23,816	70
08-31-2011	8.14	0.05		1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.26	15.45		0.71		0.59		0.56		15,711	17
CLASS I
08-31-2015[7]	11.92	0.01	[6]	(0.55)	(0.54)	—	—	—	—	11.38	(4.53	) [8]	0.22	[9]	0.10	[9]	0.27	[6,9]	95	12	[10]
CLASS R1
08-31-2015	12.39	0.09	[6]	(0.64)	(0.55)	(0.08)	(0.49)	—	(0.57)	11.27		(4.57)	0.94		0.75		0.73	[6]	4,451	12
08-31-2014	10.75	0.05		2.00	2.05	(0.07)	(0.34)	—	(0.41)	12.39	19.35		1.39		0.83		0.44		3,745	14
08-31-2013	9.90	0.06		1.33	1.39	(0.06)	(0.48)	—	(0.54)	10.75	14.68		1.46		0.84		0.61		2,400	15
08-31-2012	9.24	0.06		0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.90	8.54		1.51		0.81		0.66		2,475	70
08-31-2011	8.13	0.05		1.19	1.24	(0.06)	(0.07)	—	(0.13)	9.24	15.19		1.61		0.74		0.47		1,827	17
CLASS R2
08-31-2015	12.46	0.11	[6]	(0.63)	(0.52)	(0.11)	(0.49)	—	(0.60)	11.34		(4.30)	1.32		0.50		0.91	[6]	486	12
08-31-2014	10.81	0.09		2.00	2.09	(0.10)	(0.34)	—	(0.44)	12.46	19.61		5.07		0.58		0.72		605	14
08-31-2013	9.94	0.08		1.36	1.44	(0.09)	(0.48)	—	(0.57)	10.81	15.10		14.91		0.59		0.77		111	15
08-31-2012[11]	9.96		(0.01)	(0.01)	(0.02)	—	—	—	—	9.94	(0.20	) [8]	16.77	[9]	0.59	[9]	(0.14	) [8]	100	70	[12]
CLASS R3
08-31-2015	12.41	0.12	[6]	(0.65)	(0.53)	(0.10)	(0.49)	—	(0.59)	11.29		(4.47)	0.88		0.65		1.01	[6]	2,009	12
08-31-2014	10.77	0.07		1.99	2.06	(0.08)	(0.34)	—	(0.42)	12.41	19.42		1.37		0.73		0.57		2,831	14
08-31-2013	9.91	0.06		1.35	1.41	(0.07)	(0.48)	—	(0.55)	10.77	14.88		1.29		0.74		0.57		2,382	15
08-31-2012	9.25	0.06		0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.91	8.59		1.45		0.73		0.63		2,376	70
08-31-2011	8.14	0.04		1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.25	15.22		1.58		0.69		0.41		1,967	17
CLASS R4
08-31-2015	12.48	0.16	[6]	(0.65)	(0.49)	(0.14)	(0.49)	—	(0.63)	11.36		(4.06)	0.65		0.25		1.35	[6]	758	12
08-31-2014	10.83	0.12		2.00	2.12	(0.13)	(0.34)	—	(0.47)	12.48	19.85		1.57		0.33		0.98		1,536	14
08-31-2013	9.96	0.10		1.36	1.46	(0.11)	(0.48)	—	(0.59)	10.83	15.36		1.78		0.34		0.93		1,145	15
08-31-2012	9.30	0.10		0.71	0.81	(0.09)	(0.06)	—	(0.15)	9.96	8.89		1.82		0.40		1.02		1,146	70
08-31-2011	8.18	0.08		1.20	1.28	(0.09)	(0.07)	—	(0.16)	9.30	15.58		1.95		0.39		0.77		957	17
CLASS R5
08-31-2015	12.50	0.18	[6]	(0.64)	(0.46)	(0.17)	(0.49)	—	(0.66)	11.38		(3.86)	0.38		0.05		1.50	[6]	1,358	12
08-31-2014	10.84	0.16		1.99	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.15		1.14		0.13		1.33		1,271	14
08-31-2013	9.97	0.17		1.31	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.57		0.68		0.14		1.61		1,411	15
08-31-2012	9.31	0.09		0.75	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22		1.09		0.13		0.97		3,543	70
08-31-2011	8.19	0.12		1.19	1.31	(0.12)	(0.07)	—	(0.19)	9.31	15.88		1.60		0.09		1.23		742	17
Class R6
08-31-2015	12.50	0.20	[6]	(0.66)	(0.46)	(0.17)	(0.49)	—	(0.66)	11.38		(3.81)	0.51		—	[6]	1.63		924	12
08-31-2014	10.84	0.16		1.99	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.20		0.51		0.08		1.37		1,178	14
08-31-2013	9.97	0.07		1.41	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.62		0.71		0.09		0.71		3,720	15
08-31-2012[13]	9.31	0.13		0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22		16.85		0.09		1.36		107	70
CLASS 1
08-31-2015	12.50	0.19	[6]	(0.65)	(0.46)	(0.17)	(0.49)	—	(0.66)	11.38		(3.86)	0.15		0.05		1.54	[6]	959,123	12
08-31-2014	10.84	0.14		2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.15		0.14		0.13		1.19		1,038,396	14
08-31-2013	9.97	0.12		1.36	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.57		0.14		0.14		1.17		828,194	15
08-31-2012	9.31	0.12		0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.17		0.14		0.14		1.26		676,119	70
08-31-2011	8.18	0.10		1.21	1.31	(0.11)	(0.07)	—	(0.18)	9.31	15.97		0.14		0.14		1.07		562,731	17

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% - 1.26%, 0.50%-1.29%, 0.51%-1.47%, 0.48%-1.14% and 0.48%-1.17% for the periods ended 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.10%, respectively.
7	The inception date for Class I shares is 3-27-15.
8	Not annualized.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
11	The inception date for Class R2 shares is 3-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	The inception date for Class R6 shares is 9-1-11.

44SEE NOTES TO FINANCIAL STATEMENTS

Retirement Living through 2030 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
08-31-2015	12.19	0.15	[6]	(0.62)	(0.47)	(0.13)	(0.49)	—	(0.62)	11.10	(3.98)		0.53		0.44		1.31	[6]	85,386	14
08-31-2014	10.65	0.10		1.87	1.97	(0.12)	(0.31)	—	(0.43)	12.19	18.80		0.59		0.58		0.90		73,551	15
08-31-2013	9.85	0.09		1.25	1.34	(0.11)	(0.43)	—	(0.54)	10.65	14.11		0.61		0.58		0.86		49,497	15
08-31-2012	9.21	0.10		0.68	0.78	(0.09)	(0.05)	—	(0.14)	9.85	8.66		0.68		0.59		1.02		32,160	69
08-31-2011	8.13	0.07		1.16	1.23	(0.08)	(0.07)	—	(0.15)	9.21	15.09		0.66		0.59		0.72		23,069	19
CLASS I
08-31-2015[7]	11.58	0.03	[6]	(0.53)	(0.50)	—	—	—	—	11.08	(4.32	) [8]	0.21	[9]	0.10	[9]	0.50	[6,9]	96	14	[10]
CLASS R1
08-31-2015	12.13	0.13	[6]	(0.63)	(0.50)	(0.10)	(0.49)	—	(0.59)	11.04	(4.24)		0.95		0.75		1.09	[6]	2,915	14
08-31-2014	10.61	0.08		1.84	1.92	(0.09)	(0.31)	—	(0.40)	12.13	18.40		1.31		0.83		0.68		3,685	15
08-31-2013	9.81	0.08		1.23	1.31	(0.08)	(0.43)	—	(0.51)	10.61	13.88		1.32		0.83		0.74		2,908	15
08-31-2012	9.17	0.08		0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.81	8.53		1.44		0.81		0.83		2,742	69
08-31-2011	8.10	0.06		1.15	1.21	(0.07)	(0.07)	—	(0.14)	9.17	14.86		1.47		0.74		0.59		2,240	19
CLASS R2
08-31-2015	12.14	0.15	[6]	(0.63)	(0.48)	(0.13)	(0.49)	—	(0.62)	11.04	(4.08)		0.95		0.50		1.29	[6]	845	14
08-31-2014	10.61	0.10		1.86	1.96	(0.12)	(0.31)	—	(0.43)	12.14	18.78		2.21		0.58		0.86		1,156	15
08-31-2013	9.82	0.04		1.29	1.33	(0.11)	(0.43)	—	(0.54)	10.61	14.04		5.79		0.58		0.37		567	15
08-31-2012[11]	9.80	—	[12]	0.02	0.02	—	—	—	—	9.82	0.20	[8]	16.01	[9]	0.59	[9]	(0.01	) [8]	100	69	[13]
CLASS R3
08-31-2015	12.15	0.14	[6]	(0.63)	(0.49)	(0.12)	(0.49)	—	(0.61)	11.05	(4.22)		0.86		0.65		1.20	[6]	2,210	14
08-31-2014	10.62	0.09		1.85	1.94	(0.10)	(0.31)	—	(0.41)	12.15	18.59		1.18		0.73		0.82		3,604	15
08-31-2013	9.82	0.08		1.24	1.32	(0.09)	(0.43)	—	(0.52)	10.62	13.98		1.20		0.73		0.79		3,397	15
08-31-2012	9.18	0.08		0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.82	8.58		1.28		0.72		0.88		3,146	69
08-31-2011	8.11	0.05		1.16	1.21	(0.07)	(0.07)	—	(0.14)	9.18	14.90		1.38		0.69		0.57		2,651	19
CLASS R4
08-31-2015	12.16	0.20	[6]	(0.64)	(0.44)	(0.16)	(0.49)	—	(0.65)	11.07	(3.75)		0.71		0.25		1.71	[6]	949	14
08-31-2014	10.63	0.13		1.86	1.99	(0.15)	(0.31)	—	(0.46)	12.16	19.02		1.89		0.33		1.11		1,252	15
08-31-2013	9.83	0.11		1.25	1.36	(0.13)	(0.43)	—	(0.56)	10.63	14.42		2.72		0.33		1.09		747	15
08-31-2012	9.19	0.12		0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.83	8.91		2.36		0.40		1.31		498	69
08-31-2011	8.12	0.04		1.20	1.24	(0.10)	(0.07)	—	(0.17)	9.19	15.19		3.87		0.39		0.42		560	19
CLASS R5
08-31-2015	12.19	0.20	[6]	(0.62)	(0.42)	(0.19)	(0.49)	—	(0.68)	11.09	(3.63)		0.28		0.05		1.74	[6]	2,356	14
08-31-2014	10.65	0.18		1.84	2.02	(0.17)	(0.31)	—	(0.48)	12.19	19.30		0.43		0.13		1.54		2,577	15
08-31-2013	9.85	0.15		1.23	1.38	(0.15)	(0.43)	—	(0.58)	10.65	14.62		0.36		0.13		1.43		5,557	15
08-31-2012	9.21	0.11		0.72	0.83	(0.14)	(0.05)	—	(0.19)	9.85	9.24		0.58		0.13		1.18		6,777	69
08-31-2011	8.13	0.12		1.16	1.28	(0.13)	(0.07)	—	(0.20)	9.21	15.61		0.88		0.09		1.29		2,031	19
Class R6
08-31-2015	12.19	0.22	[6]	(0.64)	(0.42)	(0.19)	(0.49)	—	(0.68)	11.09	(3.58)		0.31		—		1.87	[6]	2,028	14
08-31-2014	10.64	0.17		1.86	2.03	(0.17)	(0.31)	—	(0.48)	12.19	19.47		0.32		0.08		1.44		2,554	15
08-31-2013	9.85	0.07		1.31	1.38	(0.16)	(0.43)	—	(0.59)	10.64	14.57		0.48		0.08		0.66		6,446	15
08-31-2012[14]	9.20	0.15		0.69	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.36		16.91		0.09		1.60		107	69
CLASS 1
08-31-2015	12.19	0.20	[6]	(0.62)	(0.42)	(0.19)	(0.49)	—	(0.68)	11.09	(3.63)		0.15		0.05		1.73	[6]	1,144,249	14
08-31-2014	10.65	0.16		1.86	2.02	(0.17)	(0.31)	—	(0.48)	12.19	19.30		0.14		0.13		1.39		1,246,619	15
08-31-2013	9.85	0.14		1.24	1.38	(0.15)	(0.43)	—	(0.58)	10.65	14.58		0.13		0.13		1.37		1,013,152	15
08-31-2012	9.20	0.14		0.70	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.30		0.14		0.14		1.50		855,802	69
08-31-2011	8.12	0.12		1.15	1.27	(0.12)	(0.07)	—	(0.19)	9.20	15.58		0.14		0.14		1.24		719,995	19

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.23%, 0.50%-1.29%, 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17% and 0.49%-1.31% for the periods ended 8-31-15, 8-31-14, 8-31-13, 8-31-12, and 8-31-11, respectively.
6	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.10%, respectively.
7	The inception date for Class I shares is 3-27-15.
8	Not annualized.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
11	The inception date for Class R2 shares is 3-1-12.
12	Less than $0.005 per share.
13	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
14	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS45

Financial highlights continued

Retirement Living through 2025 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
08-31-2015	12.04	0.18	[6]	(0.59)	(0.41)	(0.16)	(0.46)	—	(0.62)	11.01	(3.59)		0.53		0.44		1.59	[6]	88,278	15
08-31-2014	10.65	0.14		1.68	1.82	(0.14)	(0.29)	—	(0.43)	12.04	17.38		0.58		0.58		1.18		74,977	15
08-31-2013	9.91	0.12		1.10	1.22	(0.13)	(0.35)	—	(0.48)	10.65	12.71		0.60		0.58		1.18		54,244	17
08-31-2012	9.27	0.13		0.68	0.81	(0.12)	(0.05)	—	(0.17)	9.91	8.93		0.67		0.59		1.36		38,080	66
08-31-2011	8.28	0.10		1.07	1.17	(0.11)	(0.07)	—	(0.18)	9.27	14.09		0.66		0.58		1.06		25,760	22
CLASS I
08-31-2015[7]	11.42	0.04	[6]	(0.48)	(0.44)	—	—	—	—	10.98	(3.85	) [8]	0.21	[9]	0.10	[9]	0.83	[6,9]	96	15	[10]
CLASS R1
08-31-2015	11.98	0.14	[6]	(0.59)	(0.45)	(0.13)	(0.46)	—	(0.59)	10.94	(3.94)		0.92		0.75		1.19	[6]	5,346	15
08-31-2014	10.60	0.11		1.67	1.78	(0.11)	(0.29)	—	(0.40)	11.98	17.09		1.30		0.83		0.93		4,313	15
08-31-2013	9.87	0.10		1.08	1.18	(0.10)	(0.35)	—	(0.45)	10.60	12.38		1.30		0.83		0.99		2,928	17
08-31-2012	9.23	0.12		0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.87	8.80		1.41		0.81		1.26		2,646	66
08-31-2011	8.25	0.09		1.06	1.15	(0.10)	(0.07)	—	(0.17)	9.23	13.86		1.53		0.73		0.98		2,214	22
CLASS R2
08-31-2015	11.99	0.18	[6]	(0.60)	(0.42)	(0.16)	(0.46)	—	(0.62)	10.95	(3.70)		1.02		0.50		1.56	[6]	770	15
08-31-2014	10.60	0.12		1.70	1.82	(0.14)	(0.29)	—	(0.43)	11.99	17.46		2.75		0.58		1.05		912	15
08-31-2013	9.87	0.10		1.11	1.21	(0.13)	(0.35)	—	(0.48)	10.60	12.64		7.20		0.58		1.00		438	17
08-31-2012[11]	9.81	0.02		0.04	0.06	—	—	—	—	9.87	0.61		17.38	[9]	0.59	[9]	0.29	[8]	101	66	[12]
CLASS R3
08-31-2015	12.00	0.18	[6]	(0.63)	(0.45)	(0.14)	(0.46)	—	(0.60)	10.95	(3.92)		0.83		0.65		1.52	[6]	3,676	15
08-31-2014	10.61	0.12		1.68	1.80	(0.12)	(0.29)	—	(0.41)	12.00	17.28		1.11		0.73		1.04		4,784	15
08-31-2013	9.88	0.11		1.08	1.19	(0.11)	(0.35)	—	(0.46)	10.61	12.47		1.14		0.73		1.04		3,710	17
08-31-2012	9.24	0.12		0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.88	8.84		1.21		0.72		1.27		3,650	66
08-31-2011	8.25	0.09		1.07	1.16	(0.10)	(0.07)	—	(0.17)	9.24	14.04		1.27		0.68		0.92		3,068	22
CLASS R4
08-31-2015	12.03	0.22	[6]	(0.61)	(0.39)	(0.19)	(0.46)	—	(0.65)	10.99	(3.43)		0.67		0.25		1.91	[6]	397	15
08-31-2014	10.63	0.18		1.68	1.86	(0.17)	(0.29)	—	(0.46)	12.03	17.78		1.51		0.33		1.58		1,388	15
08-31-2013	9.90	0.16		1.07	1.23	(0.15)	(0.35)	—	(0.50)	10.63	12.89		1.40		0.33		1.52		1,408	17
08-31-2012	9.26	0.14		0.69	0.83	(0.14)	(0.05)	—	(0.19)	9.90	9.17		1.64		0.39		1.46		1,416	66
08-31-2011	8.27	0.12		1.07	1.19	(0.13)	(0.07)	—	(0.20)	9.26	14.32		1.87		0.38		1.23		1,050	22
CLASS R5
08-31-2015	12.03	0.23	[6]	(0.60)	(0.37)	(0.21)	(0.46)	—	(0.67)	10.99	(3.24)		0.31		0.05		1.96	[6]	2,114	15
08-31-2014	10.63	0.21		1.67	1.88	(0.19)	(0.29)	—	(0.48)	12.03	18.01		0.85		0.13		1.82		1,733	15
08-31-2013	9.90	0.23		1.02	1.25	(0.17)	(0.35)	—	(0.52)	10.63	13.11		0.40		0.13		2.21		2,099	17
08-31-2012	9.26	0.16		0.70	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51		0.50		0.12		1.66		8,683	66
08-31-2011	8.27	0.16		1.06	1.22	(0.16)	(0.07)	—	(0.23)	9.26	14.63		0.64		0.08		1.67		3,342	22
Class R6
08-31-2015	12.02	0.25	[6]	(0.61)	(0.36)	(0.22)	(0.46)	—	(0.68)	10.98	(3.20)		0.50		—		2.13	[6]	1,007	15
08-31-2014	10.63	0.21		1.66	1.87	(0.19)	(0.29)	—	(0.48)	12.02	17.97		0.29		0.08		1.84		1,067	15
08-31-2013	9.90	0.09		1.17	1.26	(0.18)	(0.35)	—	(0.53)	10.63	13.16		0.43		0.08		0.88		9,211	17
08-31-2012[13]	9.26	0.18		0.68	0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51		18.84		0.09		1.95		107	66
CLASS 1
08-31-2015	12.03	0.23	[6]	(0.60)	(0.37)	(0.21)	(0.46)	—	(0.67)	10.99	(3.24)		0.15		0.05		2.02	[6]	1,308,200	15
08-31-2014	10.64	0.19		1.68	1.87	(0.19)	(0.29)	—	(0.48)	12.03	17.89		0.13		0.13		1.65		1,393,300	15
08-31-2013	9.90	0.17		1.09	1.26	(0.17)	(0.35)	—	(0.52)	10.64	13.21		0.13		0.13		1.65		1,147,492	17
08-31-2012	9.26	0.17		0.68	0.85	(0.16)	(0.05)	—	(0.21)	9.90	9.46		0.14		0.14		1.84		992,393	66
08-31-2011	8.27	0.15		1.06	1.21	(0.15)	(0.07)	—	(0.22)	9.26	14.58		0.14		0.13		1.59		829,297	22

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.23%, 0.52% - 1.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
6	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.10%, respectively.
7	The inception date for Class I shares is 3-27-15.
8	Not annualized.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
11	The inception date for Class R2 shares is 3-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	The inception date for Class R6 shares is 9-1-11.

46SEE NOTES TO FINANCIAL STATEMENTS

Retirement Living through 2020 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
08-31-2015	11.69	0.22	[6]	(0.60)	(0.38)	(0.19)	(0.43)	—	(0.62)	10.69	(3.38)		0.54		0.44		1.96	[6]	85,398	18
08-31-2014	10.53	0.16		1.47	1.63	(0.18)	(0.29)	—	(0.47)	11.69	15.79		0.59		0.58		1.46		77,843	17
08-31-2013	10.00	0.16		0.88	1.04	(0.17)	(0.34)	—	(0.51)	10.53	10.71		0.60		0.58		1.50		52,733	18
08-31-2012	9.39	0.17		0.66	0.83	(0.17)	(0.05)	—	(0.22)	10.00	9.03		0.67		0.59		1.78		37,860	63
08-31-2011	8.52	0.16		0.94	1.10	(0.15)	(0.08)	—	(0.23)	9.39	12.87		0.65		0.58		1.61		29,087	24
CLASS I
08-31-2015[7]	11.07	0.06	[6]	(0.44)	(0.38)	—	—	—	—	10.69	(3.43	) [8]	0.22	[9]	0.10	[9]	1.17	[6,9]	97	18	[10]
CLASS R1
08-31-2015	11.64	0.19	[6]	(0.59)	(0.40)	(0.17)	(0.43)	—	(0.60)	10.64	(3.65)		0.93		0.74		1.66	[6]	3,098	18
08-31-2014	10.50	0.14		1.44	1.58	(0.15)	(0.29)	—	(0.44)	11.64	15.36		1.32		0.83		1.23		3,553	17
08-31-2013	9.97	0.14		0.87	1.01	(0.14)	(0.34)	—	(0.48)	10.50	10.48		1.33		0.83		1.34		2,973	18
08-31-2012	9.37	0.15		0.65	0.80	(0.15)	(0.05)	—	(0.20)	9.97	8.77		1.39		0.81		1.59		2,704	63
08-31-2011	8.51	0.15		0.93	1.08	(0.14)	(0.08)	—	(0.22)	9.37	12.61		1.47		0.73		1.51		2,308	24
CLASS R2
08-31-2015	11.65	0.21	[6]	(0.59)	(0.38)	(0.19)	(0.43)	—	(0.62)	10.65	(3.40)		0.91		0.49		1.87	[6]	1,105	18
08-31-2014	10.50	0.15		1.47	1.62	(0.18)	(0.29)	—	(0.47)	11.65	15.73		2.24		0.58		1.33		1,233	17
08-31-2013	9.98	0.10		0.93	1.03	(0.17)	(0.34)	—	(0.51)	10.50	10.62		5.81		0.58		0.93		640	18
08-31-2012[11]	9.86	0.04		0.08	0.12	—	—	—	—	9.98	1.22	[8]	16.59	[9]	0.59	[9]	0.37	[8]	101	63	[12]
CLASS R3
08-31-2015	11.66	0.20	[6]	(0.60)	(0.40)	(0.18)	(0.43)	—	(0.61)	10.65	(3.63)		0.83		0.65		1.81	[6]	3,419	18
08-31-2014	10.51	0.16		1.45	1.61	(0.17)	(0.29)	—	(0.46)	11.66	15.56		1.12		0.73		1.42		4,269	17
08-31-2013	9.98	0.15		0.87	1.02	(0.15)	(0.34)	—	(0.49)	10.51	10.57		1.07		0.73		1.40		4,378	18
08-31-2012	9.38	0.15		0.66	0.81	(0.16)	(0.05)	—	(0.21)	9.98	8.82		1.14		0.72		1.62		4,493	63
08-31-2011	8.51	0.14		0.95	1.09	(0.14)	(0.08)	—	(0.22)	9.38	12.78		1.15		0.68		1.49		3,839	24
CLASS R4
08-31-2015	11.66	0.27	[6]	(0.62)	(0.35)	(0.22)	(0.43)	—	(0.65)	10.66	(3.15)		0.72		0.25		2.41	[6]	1,064	18
08-31-2014	10.51	0.20		1.45	1.65	(0.21)	(0.29)	—	(0.50)	11.66	16.00		2.00		0.33		1.80		1,151	17
08-31-2013	9.99	0.18		0.87	1.05	(0.19)	(0.34)	—	(0.53)	10.51	10.89		2.25		0.33		1.74		891	18
08-31-2012	9.38	0.19		0.66	0.85	(0.19)	(0.05)	—	(0.24)	9.99	9.27		2.34		0.40		2.01		797	63
08-31-2011	8.51	0.15		0.97	1.12	(0.17)	(0.08)	—	(0.25)	9.38	13.09		5.58		0.39		1.56		466	24
CLASS R5
08-31-2015	11.70	0.26	[6]	(0.59)	(0.33)	(0.25)	(0.43)	—	(0.68)	10.69	(3.03)		0.23		0.05		2.35	[6]	4,494	18
08-31-2014	10.55	0.24		1.43	1.67	(0.23)	(0.29)	—	(0.52)	11.70	16.16		0.40		0.13		2.10		3,896	17
08-31-2013	10.02	0.22		0.86	1.08	(0.21)	(0.34)	—	(0.55)	10.55	11.19		0.31		0.13		2.12		6,515	18
08-31-2012	9.41	0.19		0.69	0.88	(0.22)	(0.05)	—	(0.27)	10.02	9.58		0.44		0.13		1.97		10,120	63
08-31-2011	8.53	0.21		0.95	1.16	(0.20)	(0.08)	—	(0.28)	9.41	13.50		0.70		0.08		2.17		3,114	24
Class R6
08-31-2015	11.69	0.28	[6]	(0.60)	(0.32)	(0.25)	(0.43)	—	(0.68)	10.69	(2.90)		0.32		—		2.52	[6]	2,285	18
08-31-2014	10.53	0.23		1.45	1.68	(0.23)	(0.29)	—	(0.52)	11.69	16.35		0.30		0.08		2.06		1,745	17
08-31-2013	10.01	0.11		0.96	1.07	(0.21)	(0.34)	—	(0.55)	10.53	11.14		0.46		0.08		1.11		7,360	18
08-31-2012[13]	9.40	0.23		0.65	0.88	(0.22)	(0.05)	—	(0.27)	10.01	9.59		16.95		0.09		2.38		106	63
CLASS 1
08-31-2015	11.70	0.27	[6]	(0.60)	(0.33)	(0.25)	(0.43)	—	(0.68)	10.69	(3.03)		0.15		0.05		2.39	[6]	1,032,205	18
08-31-2014	10.54	0.22		1.46	1.68	(0.23)	(0.29)	—	(0.52)	11.70	16.27		0.14		0.13		1.95		1,158,072	17
08-31-2013	10.01	0.21		0.87	1.08	(0.21)	(0.34)	—	(0.55)	10.54	11.18		0.13		0.13		2.00		1,004,587	18
08-31-2012	9.40	0.22		0.65	0.87	(0.21)	(0.05)	—	(0.26)	10.01	9.53		0.14		0.14		2.27		909,856	63
08-31-2011	8.53	0.20		0.94	1.14	(0.19)	(0.08)	—	(0.27)	9.40	13.33		0.14		0.13		2.11		787,437	24

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.23%, 0.53%-1.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% the periods ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
6	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.12%, respectively.
7	The inception date for Class I shares is 3-27-15.
8	Not annualized.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
11	The inception date for Class R2 shares is 3-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS47

Financial highlights continued

Retirement Living through 2015 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
08-31-2015	11.35	0.24	[6]	(0.58)	(0.34)	(0.23)	(0.53)	—	(0.76)	10.25	(3.13)		0.55		0.44		2.26	[6]	62,597	16
08-31-2014	10.43	0.19		1.23	1.42	(0.21)	(0.29)	—	(0.50)	11.35	13.93		0.59		0.58		1.74		61,465	20
08-31-2013	9.96	0.19		0.66	0.85	(0.20)	(0.18)	—	(0.38)	10.43	8.78		0.61		0.59		1.80		43,192	20
08-31-2012	9.39	0.21		0.62	0.83	(0.21)	(0.05)	—	(0.26)	9.96	9.11		0.68		0.59		2.16		31,143	59
08-31-2011	8.66	0.19		0.81	1.00	(0.20)	(0.07)	—	(0.27)	9.39	11.54		0.67		0.59		2.00		22,954	30
CLASS I
08-31-2015[7]	10.58	0.06	[6]	(0.39)	(0.33)	—	—	—	—	10.25	(3.12	) [8]	0.23	[9]	0.10	[9]	1.40	[6,9]	97	16	[10]
CLASS R1
08-31-2015	11.32	0.19	[6]	(0.57)	(0.38)	(0.20)	(0.53)	—	(0.73)	10.21	(3.48)		1.07		0.75		1.82	[6]	2,238	16
08-31-2014	10.40	0.18		1.22	1.40	(0.19)	(0.29)	—	(0.48)	11.32	13.69		2.09		0.83		1.63		1,184	20
08-31-2013	9.93	0.17		0.66	0.83	(0.18)	(0.18)	—	(0.36)	10.40	8.53		1.86		0.84		1.69		1,276	20
08-31-2012	9.37	0.22		0.59	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.85		1.83		0.81		2.32		1,330	59
08-31-2011	8.64	0.20		0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.41		1.78		0.74		2.03		1,618	30
CLASS R2
08-31-2015	11.33	0.25	[6]	(0.60)	(0.35)	(0.23)	(0.53)	—	(0.76)	10.22	(3.23)		1.81		0.50		2.33	[6]	143	16
08-31-2014	10.41	0.18		1.24	1.42	(0.21)	(0.29)	—	(0.50)	11.33	13.96		5.76		0.58		1.62		366	20
08-31-2013	9.94	0.16		0.69	0.85	(0.20)	(0.18)	—	(0.38)	10.41	8.79		10.80		0.59		1.53		194	20
08-31-2012[11]	9.76	0.05		0.13	0.18	—	—	—	—	9.94	1.84	[8]	16.51	[9]	0.59	[9]	0.56	[9]	102	59	[12]
CLASS R3
08-31-2015	11.32	0.22	[6]	(0.59)	(0.37)	(0.21)	(0.53)	—	(0.74)	10.21	(3.38)		0.82		0.65		2.04	[6]	6,405	16
08-31-2014	10.41	0.18		1.22	1.40	(0.20)	(0.29)	—	(0.49)	11.32	13.69		1.03		0.73		1.62		6,277	20
08-31-2013	9.93	0.18		0.67	0.85	(0.19)	(0.18)	—	(0.37)	10.41	8.75		1.03		0.74		1.73		5,628	20
08-31-2012	9.37	0.20		0.61	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.91		1.08		0.73		2.14		5,485	59
08-31-2011	8.64	0.20		0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.46		1.34		0.69		2.03		2,946	30
CLASS R4
08-31-2015	11.34	0.26	[6]	(0.58)	(0.32)	(0.26)	(0.53)	—	(0.79)	10.23	(2.98)		1.51		0.25		2.43	[6]	182	16
08-31-2014	10.43	0.22		1.22	1.44	(0.24)	(0.29)	—	(0.53)	11.34	14.11		6.96		0.33		2.03		251	20
08-31-2013	9.95	0.18		0.71	0.89	(0.23)	(0.18)	—	(0.41)	10.43	9.16		13.15		0.34		1.78		160	20
08-31-2012	9.38	0.24		0.61	0.85	(0.23)	(0.05)	—	(0.28)	9.95	9.34		10.46		0.41		2.51		68	59
08-31-2011	8.65	0.20		0.82	1.02	(0.22)	(0.07)	—	(0.29)	9.38	11.76		11.17		0.39		2.04		158	30
CLASS R5
08-31-2015	11.37	0.28	[6]	(0.58)	(0.30)	(0.28)	(0.53)	—	(0.81)	10.26	(2.77)		0.36		0.05		2.62	[6]	1,767	16
08-31-2014	10.45	0.26		1.21	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.40		1.13		0.13		2.41		1,360	20
08-31-2013	9.97	0.29		0.62	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.35		0.54		0.14		2.76		1,662	20
08-31-2012	9.41	0.21		0.66	0.87	(0.26)	(0.05)	—	(0.31)	9.97	9.55		0.76		0.13		2.22		5,380	59
08-31-2011	8.67	0.23		0.83	1.06	(0.25)	(0.07)	—	(0.32)	9.41	12.17		1.24		0.09		2.38		1,465	30
Class R6
08-31-2015	11.37	0.31	[6]	(0.60)	(0.29)	(0.29)	(0.53)	—	(0.82)	10.26	(2.72)		0.89		—		2.88	[6]	394	16
08-31-2014	10.45	0.27		1.20	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.46		0.50		0.08		2.48		656	20
08-31-2013	9.97	0.16		0.75	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.40		0.65		0.09		1.53		4,406	20
08-31-2012[13]	9.40	0.27		0.61	0.88	(0.26)	(0.05)	—	(0.31)	9.97	9.67		15.61		0.09		2.80		106	59
CLASS 1
08-31-2015	11.37	0.29	[6]	(0.59)	(0.30)	(0.28)	(0.53)	—	(0.81)	10.26	(2.77)		0.16		0.05		2.69	[6]	486,633	16
08-31-2014	10.45	0.25		1.22	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.40		0.14		0.13		2.27		602,569	20
08-31-2013	9.97	0.24		0.67	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.35		0.14		0.14		2.32		592,173	20
08-31-2012	9.40	0.26		0.61	0.87	(0.25)	(0.05)	—	(0.30)	9.97	9.61		0.14		0.14		2.70		582,885	59
08-31-2011	8.67	0.25		0.79	1.04	(0.24)	(0.07)	—	(0.31)	9.40	12.00		0.14		0.14		2.59		534,245	30

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%-1.23%, 0.52%-1.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
6	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.12%, respectively.
7	The inception date for Class I shares is 3-27-15.
8	Not annualized.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
11	The inception date for Class R2 shares is 3-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	The inception date for Class R6 shares is 9-1-11.

48SEE NOTES TO FINANCIAL STATEMENTS

Retirement Living through 2010 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS A
08-31-2015	10.57	0.25	[6]	(0.55)	(0.30)	(0.25)	(0.43)	—	(0.68)	9.59	(2.97)		0.56		0.44		2.50	[6]	41,187	16
08-31-2014	9.97	0.21		0.98	1.19	(0.22)	(0.37)	—	(0.59)	10.57	12.33		0.60		0.59		2.00		39,227	23
08-31-2013	10.11	0.20		0.51	0.71	(0.24)	(0.61)	—	(0.85)	9.97	7.40		0.63		0.59		2.03		35,013	18
08-31-2012	9.58	0.25		0.59	0.84	(0.27)	(0.04)	—	(0.31)	10.11	9.09		0.71		0.60		2.56		21,845	55
08-31-2011	8.98	0.23		0.69	0.92	(0.26)	(0.06)	—	(0.32)	9.58	10.21		0.70		0.59		2.30		17,032	43
CLASS I
08-31-2015[7]	9.88	0.07	[6]	(0.35)	(0.28)	—	—	—	—	9.60	(2.83	) [8]	0.26	[9]	0.11	[9]	1.61	[6,9]	97	16	[10]
CLASS R1
08-31-2015	10.53	0.22	[6]	(0.55)	(0.33)	(0.22)	(0.43)	—	(0.65)	9.55	(3.24)		1.38		0.75		2.17	[6]	531	16
08-31-2014	9.93	0.17		1.00	1.17	(0.20)	(0.37)	—	(0.57)	10.53	12.11		4.01		0.84		1.65		531	23
08-31-2013	10.08	0.18		0.49	0.67	(0.21)	(0.61)	—	(0.82)	9.93	7.05		4.34		0.84		1.82		387	18
08-31-2012	9.55	0.22		0.61	0.83	(0.26)	(0.04)	—	(0.30)	10.08	8.94		4.76		0.82		2.31		379	55
08-31-2011	8.95	0.26		0.64	0.90	(0.24)	(0.06)	—	(0.30)	9.55	10.09		4.44		0.74		2.65		337	43
CLASS R2
08-31-2015	10.57	0.25	[6]	(0.55)	(0.30)	(0.25)	(0.43)	—	(0.68)	9.59	(2.97)		1.22		0.50		2.49	[6]	561	16
08-31-2014	9.96	0.21		0.99	1.20	(0.22)	(0.37)	—	(0.59)	10.57	12.45		2.81		0.59		1.99		681	23
08-31-2013	10.11	0.15		0.55	0.70	(0.24)	(0.61)	—	(0.85)	9.96	7.30		6.04		0.59		1.50		613	18
08-31-2012[11]	9.87	0.07		0.17	0.24	—	—	—	—	10.11	2.43	[8]	16.44	[9]	0.60	[9]	0.72	[8]	102	55	[12]
CLASS R3
08-31-2015	10.55	0.23	[6]	(0.56)	(0.33)	(0.23)	(0.43)	—	(0.66)	9.56	(3.23)		1.00		0.65		2.27	[6]	1,183	16
08-31-2014	9.94	0.19		1.00	1.19	(0.21)	(0.37)	—	(0.58)	10.55	12.31		2.09		0.74		1.82		1,200	23
08-31-2013	10.09	0.22		0.46	0.68	(0.22)	(0.61)	—	(0.83)	9.94	7.16		1.74		0.74		2.13		1,124	18
08-31-2012	9.56	0.24		0.59	0.83	(0.26)	(0.04)	—	(0.30)	10.09	8.99		1.47		0.73		2.51		1,765	55
08-31-2011	8.96	0.23		0.68	0.91	(0.25)	(0.06)	—	(0.31)	9.56	10.13		1.53		0.69		2.33		2,196	43
CLASS R4
08-31-2015	10.58	0.25	[6]	(0.54)	(0.29)	(0.27)	(0.43)	—	(0.70)	9.59	(2.82)		0.84		0.25		2.47	[6]	879	16
08-31-2014	9.97	0.23		1.00	1.23	(0.25)	(0.37)	—	(0.62)	10.58	12.72		3.39		0.34		2.21		607	23
08-31-2013	10.12	0.24		0.48	0.72	(0.26)	(0.61)	—	(0.87)	9.97	7.57		3.75		0.34		2.41		445	18
08-31-2012	9.58	0.26		0.61	0.87	(0.29)	(0.04)	—	(0.33)	10.12	9.42		4.40		0.40		2.64		407	55
08-31-2011	8.98	0.21		0.73	0.94	(0.28)	(0.06)	—	(0.34)	9.58	10.42		8.04		0.39		2.14		347	43
CLASS R5
08-31-2015	10.59	0.30	[6]	(0.56)	(0.26)	(0.29)	(0.43)	—	(0.72)	9.61	(2.52)		1.20		0.05		2.95	[6]	233	16
08-31-2014	9.98	0.28		0.97	1.25	(0.27)	(0.37)	—	(0.64)	10.59	12.93		1.81		0.14		2.75		213	23
08-31-2013	10.13	0.29		0.45	0.74	(0.28)	(0.61)	—	(0.89)	9.98	7.78		0.58		0.15		2.87		1,085	18
08-31-2012	9.60	0.27		0.62	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.64		0.62		0.13		2.82		4,614	55
08-31-2011	8.99	0.26		0.71	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.83		0.79		0.09		2.65		2,679	43
Class R6
08-31-2015	10.60	0.31	[6]	(0.57)	(0.26)	(0.30)	(0.43)	—	(0.73)	9.61	(2.56)		1.04		—		3.06	[6]	171	16
08-31-2014	9.99	0.27		0.98	1.25	(0.27)	(0.37)	—	(0.64)	10.60	12.97		0.58		0.09		2.57		506	23
08-31-2013	10.13	0.15		0.61	0.76	(0.29)	(0.61)	—	(0.90)	9.99	7.92		0.96		0.09		1.58		3,149	18
08-31-2012[13]	9.60	0.30		0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.63		16.98		0.10		3.12		106	55
CLASS 1
08-31-2015	10.60	0.30	[6]	(0.57)	(0.27)	(0.29)	(0.43)	—	(0.72)	9.61	(2.61)		0.17		0.05		2.96	[6]	268,891	16
08-31-2014	9.99	0.25		1.00	1.25	(0.27)	(0.37)	—	(0.64)	10.60	12.92		0.14		0.14		2.46		352,261	23
08-31-2013	10.13	0.26		0.49	0.75	(0.28)	(0.61)	—	(0.89)	9.99	7.88		0.14		0.14		2.60		353,914	18
08-31-2012	9.60	0.30		0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.58		0.15		0.15		3.07		396,890	55
08-31-2011	8.99	0.30		0.67	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.78		0.14		0.14		3.05		421,921	43

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.23%, 0.52% - 1.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 8-31-15, 8-31-14, 8-31-13, 8-31-12,and 8-31-11, respectively.
6	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.14%, respectively.
7	The inception date for Class I shares is 3-27-15.
8	Not annualized.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-14 to 8-31-15.
11	The inception date for Class R2 shares is 3-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS49

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which (collectively, Retirement Living Portfolios, or the portfolios, and each individually the portfolio), are presented in this report. The Retirement Living Portfolios are series of the Trust and operate as "funds of funds" that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and other funds in the of John Hancock group of funds complex.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A shares are offered to allinvestors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4, and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the portfolios and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the portfolios and other affiliated fund had an agreement with Citibank that enabled then to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. For the year ended August 31, 2015, each portfolio had no borrowings under the line of credit.

Commitment fees for the year ended August 31, 2015 were as follows:

Portfolio	Commitment fee	Portfolio	Commitment fee
Retirement Living through 2055 Portfolio	$505	Retirement Living through 2030 Portfolio	$963
Retirement Living through 2050 Portfolio	592	Retirement Living through 2025 Portfolio	1,020
Retirement Living through 2045 Portfolio	784	Retirement Living through 2020 Portfolio	930
Retirement Living through 2040 Portfolio	797	Retirement Living through 2015 Portfolio	719
Retirement Living through 2035 Portfolio	885	Retirement Living through 2010 Portfolio	625

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the

50

nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the net asset value of the class and specific expense rates applicable to each class. Through December 31, 2014, class specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on August 31, 2015, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Living through 2055 Portfolio	$49,288,674	$19,667	($2,998,470)	($2,978,803)
Retirement Living through 2050 Portfolio	271,152,647	11,986,252	(6,746,526)	5,239,726
Retirement Living through 2045 Portfolio	652,465,062	121,144,248	(7,054,855)	114,089,393
Retirement Living through 2040 Portfolio	688,110,835	123,049,950	(7,571,811)	115,478,139
Retirement Living through 2035 Portfolio	888,495,061	157,942,020	(10,362,979)	147,579,041
Retirement Living through 2030 Portfolio	1,071,264,898	185,727,322	(16,118,551)	169,608,771
Retirement Living through 2025 Portfolio	1,242,244,046	189,861,334	(22,188,368)	167,672,966
Retirement Living through 2020 Portfolio	1,012,645,874	141,670,127	(21,103,559)	120,566,568
Retirement Living through 2015 Portfolio	510,393,834	61,427,303	(11,346,039)	50,081,264
Retirement Living through 2010 Portfolio	292,308,448	28,217,392	(6,160,528)	22,056,864

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

During the year ended August 31, 2015, the tax character of distributions paid was as follows:

Portfolio	Ordinary income	Long term capital gains	Total
Retirement Living through 2055 Portfolio	$355,003	—	$355,003
Retirement Living through 2050 Portfolio	5,730,127	$5,985,124	11,715,251
Retirement Living through 2045 Portfolio	19,481,389	24,995,009	44,476,398
Retirement Living through 2040 Portfolio	20,498,495	25,144,211	45,642,706
Retirement Living through 2035 Portfolio	26,408,740	31,518,326	57,927,066
Retirement Living through 2030 Portfolio	35,230,014	38,663,065	73,893,079
Retirement Living through 2025 Portfolio	39,013,004	43,143,916	82,156,920
Retirement Living through 2020 Portfolio	35,966,377	35,322,315	71,288,692
Retirement Living through 2015 Portfolio	21,093,553	25,131,015	46,224,568
Retirement Living through 2010 Portfolio	12,670,262	12,925,141	25,595,403

During the year ended August 31, 2014, the tax character of distributions paid was as follows:

Portfolio	Ordinary income	Long term capital gains	Total
Retirement Living through 2050 Portfolio	$3,813,926	$2,052,305	$5,866,231
Retirement Living through 2045 Portfolio	17,948,635	12,823,244	30,771,879
Retirement Living through 2040 Portfolio	18,543,481	12,466,057	31,009,538
Retirement Living through 2035 Portfolio	23,701,517	16,094,077	39,795,594
Retirement Living through 2030 Portfolio	30,488,295	18,400,837	48,889,132
Retirement Living through 2025 Portfolio	36,783,209	18,419,890	55,203,099
Retirement Living through 2020 Portfolio	34,078,618	18,693,432	52,772,050
Retirement Living through 2015 Portfolio	20,416,771	12,776,568	33,193,339
Retirement Living through 2010 Portfolio	13,432,080	10,818,103	24,250,183

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Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed ordinary income	Undistributed long term capital gains
Retirement Living through 2055 Portfolio	$56,375	$610,661
Retirement Living through 2050 Portfolio	469,390	$9,435,048
Retirement Living through 2045 Portfolio	2,663,407	31,073,271
Retirement Living through 2040 Portfolio	2,612,791	32,537,633
Retirement Living through 2035 Portfolio	3,847,790	41,800,213
Retirement Living through 2030 Portfolio	6,733,585	48,452,415
Retirement Living through 2025 Portfolio	12,739,811	48,940,616
Retirement Living through 2020 Portfolio	12,422,575	41,688,599
Retirement Living through 2015 Portfolio	6,140,659	26,908,931
Retirement Living through 2010 Portfolio	3,981,109	11,929,381

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The portfolios pay the Advisor a management fee for its services to the portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated fund assets) and (b) a fee on net assets not invested in affiliated funds (Other assets). Affiliated funds are any funds of the Trust or JHF III. The fee on assets invested in Affiliated fund assets is stated as an annual percentage of the current value of the aggregate net assets of all the portfolios and is equivalent to the sum of: (a) 0.060% of the first $7.5 billion of aggregate net assets and (b) 0.050% of the excess over $7.5 billion of aggregate net assets. The fee on Other assets is stated as an annual percentage of the current value of the aggregate net assets of all the portfolios and is equivalent to the sum of: (a) 0.510% of the first $7.5 billion of aggregate net assets and (b) 0.500% of the excess over $7.5 billion of aggregate net assets and is applied to the Other assets of the portfolios.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of the portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. "Other expenses" means all of the expenses of the portfolio, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares of the portfolio, including Rule 12b-1 fees, transfer agency fees and service fees, and shareholder servicing fees, as applicable, to the extent they exceed 0.50%, 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00% of average annual net assets (on an annualized basis) attributable to Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares (the class expense waiver). The class expense waivers expires on December 31, 2015 for all classes, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

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The Advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses, including underlying fund expenses, to reduce the total annual fund operating expenses of the portfolios' average net assets, by the amounts indicated below.

Portfolio		Portfolio
Retirement Living through 2055 Portfolio	0.20%	Retirement Living through 2030 Portfolio	0.20%
Retirement Living through 2050 Portfolio	0.20%	Retirement Living through 2025 Portfolio	0.20%
Retirement Living through 2045 Portfolio	0.20%	Retirement Living through 2020 Portfolio	0.22%
Retirement Living through 2040 Portfolio	0.20%	Retirement Living through 2015 Portfolio	0.24%
Retirement Living through 2035 Portfolio	0.20%	Retirement Living through 2010 Portfolio	0.26%

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investments in underlying funds. Amounts received in excess of fund level operating expenses are included as Other income received from the Advisor, in the Statements of operations.

Effective February 18, 2015, the Advisor contractually agreed to waive its advisory fees and/or reduce expenses by 0.002% of each portfolio's average net assets. This expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agrees to waive its advisory fees for each portfolio so that the aggregate advisory fees retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio's first $7.5 billion of average annual net assets and 0.50% of the portfolio's average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

For the year ended August 31, 2015, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

	Expense reimbursement by class
Portfolio	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total
Retirement Living through 2055 Portfolio	$10,417	$321	$7,406	$7,373	$7,512	$7,428	$7,505	$8,500	$221,061	$277,523
Retirement Living through 2050 Portfolio	19,825	78	5,086	4,962	4,505	4,610	4,470	7,139	362,609	413,284
Retirement Living through 2045 Portfolio	53,799	53	4,985	4,701	5,441	4,096	5,428	6,106	785,585	870,194
Retirement Living through 2040 Portfolio	55,005	53	5,610	5,741	6,218	3,990	5,803	5,993	814,578	902,991
Retirement Living through 2035 Portfolio	63,524	51	7,804	4,660	5,706	4,596	4,455	5,428	1,018,032	1,114,256
Retirement Living through 2030 Portfolio	81,191	50	6,735	5,331	5,998	4,036	5,917	6,671	1,200,569	1,316,498
Retirement Living through 2025 Portfolio	82,074	49	8,463	5,282	7,960	4,255	5,177	5,602	1,352,292	1,471,154
Retirement Living through 2020 Portfolio	86,341	51	6,531	5,503	7,216	4,085	7,897	6,903	1,123,257	1,247,784
Retirement Living through 2015 Portfolio	70,045	56	4,706	4,362	11,005	3,117	4,852	4,930	603,072	706,145
Retirement Living through 2010 Portfolio	53,926	70	3,530	4,871	4,696	3,948	3,242	4,840	393,132	472,255

The investment management fee, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 0.00% of each portfolio's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the portfolios were below their expense limitation during this period. The following amounts were recovered during the year ended August 31, 2015, if applicable:

Portfolio	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total
Retirement Living through 2050 Portfolio	$36	$2	$2	$1	$1	$1	$5	$938	$986
Retirement Living through 2045 Portfolio	935	—	—	—	—	—	—	—	935
Retirement Living through 2040 Portfolio	977	—	—	—	—	—	—	—	977
Retirement Living through 2035 Portfolio	1,589	—	—	—	—	—	—	—	1,589
Retirement Living through 2030 Portfolio	2,184	—	—	—	—	—	—	—	2,184
Retirement Living through 2025 Portfolio	2,358	—	—	—	—	—	—	—	2,358
Retirement Living through 2020 Portfolio	2,511	—	—	—	—	—	—	—	2,511
Retirement Living through 2015 Portfolio	1,991	—	—	—	—	—	—	—	1,991
Retirement Living through 2010 Portfolio	831	—	—	—	—	—	—	—	831

Effective October 1, 2014, the expense recapture program was terminated.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolio's, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided

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as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%
Class R2	0.25%	0.25%	Class 1	0.05%	—
Class R3	0.50%	0.15%

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares to limit the Rule 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least December 31, 2015, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2015:

Portfolio	Class R4	Portfolio	Class R4
Retirement Living through 2055 Portfolio	$105	Retirement Living through 2030 Portfolio	$1,118
Retirement Living through 2050 Portfolio	241	Retirement Living through 2025 Portfolio	1,343
Retirement Living through 2045 Portfolio	1,098	Retirement Living through 2020 Portfolio	1,112
Retirement Living through 2040 Portfolio	1,058	Retirement Living through 2015 Portfolio	268
Retirement Living through 2035 Portfolio	1,549	Retirement Living through 2010 Portfolio	787

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2015:

	Retirement Living through 2055 Portfolio	Retirement Living through 2050 Portfolio	Retirement Living through 2045 Portfolio	Retirement Living through 2040 Portfolio	Retirement Living through 2035 Portfolio	Retirement Living through 2030 Portfolio	Retirement Living through 2025 Portfolio	Retirement Living through 2020 Portfolio	Retirement Living through 2015 Portfolio	Retirement Living through 2010 Portfolio
Net Sales Charges	$3,589	$12,929	$40,278	$34,121	$47,186	$44,886	$46,657	$33,802	$23,685	$4,994
Retained for Printing Prospectuses, advertising and sales literature	559	1,914	5,111	4,765	6,912	6,759	7,124	4,399	3,157	754
Sales commissions to unrelated broker-dealers	17	670	1,546	1,592	5,196	1,061	2,866	2,447	1,364	—
Sales commissions to affiliated sales personnel	3,013	10,345	33,621	27,764	35,078	37,066	36,667	26,956	19,164	4,240

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2015, CDSCs received by the Distributor for Class A shares were as follows:

Portfolio	Class A	Portfolio	Class A
Retirement Living Through 2045 Portfolio	$321	Retirement Living Through 2025 Portfolio	$441
Retirement Living Through 2040 Portfolio	361	Retirement Living Through 2020 Portfolio	778
Retirement Living Through 2035 Portfolio	443	Retirement Living Through 2015 Portfolio	350
Retirement Living Through 2030 Portfolio	878	Retirement Living Through 2010 Portfolio	416

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

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Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Class	Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Retirement Living through 2055 Portfolio	Class A	$943	$392	$7,204	—
	Class I	—	50	—	—
	Class R1	525	17	6,435	—
	Class R2	273	17	6,414	—
	Class R3	566	18	6,435	—
	Class R4	263	17	6,428	—
	Class R5	—	17	6,435	—
	Class R6	—	21	7,182	—
	Class 1	12,239	—	—	—
	Total	$14,809	$549	$46,533	—
Retirement Living through 2050 Portfolio	Class A	$34,372	$14,303	$4,748	$351
	Class I	—	50	—	—
	Class R1	4,171	96	4,226	48
	Class R2	2,186	72	4,296	56
	Class R3	1,168	35	4,226	44
	Class R4	699	38	4,226	44
	Class R5	—	20	4,226	61
	Class R6	—	272	4,168	112
	Class 1	126,154	—	—	—
	Total	$168,750	$14,886	$30,116	$716
Retirement Living through 2045 Portfolio	Class A	$151,058	$62,794	$4,050	$1,708
	Class I	—	50	—	—
	Class R1	13,588	291	2,739	167
	Class R2	2,703	86	4,036	24
	Class R3	14,131	345	2,737	135
	Class R4	3,828	173	2,737	73
	Class R5	777	244	3,411	121
	Class R6	—	249	4,046	155
	Class 1	375,119	—	—	—
	Total	$561,204	$64,232	$23,756	$2,383
Retirement Living through 2040 Portfolio	Class A	$155,676	$64,729	$4,452	$1,646
	Class I	—	50	—	—
	Class R1	17,072	359	2,738	165
	Class R2	7,327	239	4,105	32
	Class R3	18,492	452	2,736	179
	Class R4	3,690	165	2,736	55
	Class R5	1,183	377	2,736	195
	Class R6	—	232	4,045	157
	Class 1	392,812	—	—	—
	Total	$596,252	$66,603	$23,548	$2,429
Retirement Living through 2035 Portfolio	Class A	$187,351	$77,893	$4,084	$1,789
	Class I	—	50	—	—
	Class R1	31,088	654	2,779	192
	Class R2	2,793	90	4,036	21
	Class R3	16,334	398	2,737	157
	Class R4	5,424	244	2,737	67
	Class R5	677	215	2,737	131
	Class R6	—	171	4,048	185
	Class 1	510,524	—	—	—
	Total	$754,191	$79,715	$23,158	$2,542

55

Class	Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Retirement Living through 2030 Portfolio	Class A	$243,506	$101,217	$4,829	$2,185
	Class I	—	50	—	—
	Class R1	25,050	528	2,808	190
	Class R2	5,831	187	4,034	31
	Class R3	18,640	455	2,736	176
	Class R4	3,911	175	2,736	51
	Class R5	1,276	407	2,735	250
	Class R6	—	341	4,045	253
	Class 1	611,940	—	—	—
	Total	$910,154	$103,360	$23,923	$3,136
Retirement Living through 2025 Portfolio	Class A	$247,751	$102,998	$4,470	$2,319
	Class I	—	50	—	—
	Class R1	36,483	770	2,747	177
	Class R2	5,122	160	4,044	28
	Class R3	29,333	713	2,745	181
	Class R4	4,628	211	2,745	74
	Class R5	978	306	2,745	182
	Class R6	—	183	4,054	291
	Class 1	692,517	—	—	—
	Total	$1,016,812	$105,391	$23,550	$3,252
Retirement Living through 2020 Portfolio	Class A	$254,237	$105,636	$4,723	$2,334
	Class I	—	50	—	—
	Class R1	25,467	550	2,772	159
	Class R2	6,352	208	4,070	31
	Class R3	25,376	621	2,782	183
	Class R4	3,881	174	2,770	46
	Class R5	1,958	674	2,770	264
	Class R6	—	341	4,081	268
	Class 1	562,322	—	—	—
	Total	$879,593	$108,254	$23,968	$3,285
Retirement Living through 2015 Portfolio	Class A	$189,091	$78,536	$3,958	$1,825
	Class I	—	49	—	—
	Class R1	10,686	224	2,748	113
	Class R2	1,546	53	4,045	21
	Class R3	41,059	994	2,746	264
	Class R4	938	42	2,746	31
	Class R5	753	241	2,746	143
	Class R6	—	88	4,053	198
	Class 1	276,377	—	—	—
	Total	$520,450	$80,227	$23,042	$2,595
Retirement Living through 2010 Portfolio	Class A	$125,351	$52,065	$3,657	$1,525
	Class I	—	49	—	—
	Class R1	4,064	87	2,743	78
	Class R2	3,200	106	4,040	31
	Class R3	8,456	206	2,741	98
	Class R4	2,750	124	2,741	32
	Class R5	133	44	2,741	93
	Class R6	—	76	4,050	154
	Class 1	158,235	—	—	—
	Total	$302,189	$52,757	$22,713	$2,011

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expense and are not include in the table above. For the period January 1, 2015 to August 31, 2015, state registration fees and printing and postage amounted to the following:

56

Class	State registration fees	Printing and postage	Class	State registration fees	Printing and postage
Retirement Living through 2055 Portfolio	$61,479	—	Retirement Living through 2030 Portfolio	$71,670	$5,252
Retirement Living through 2050 Portfolio	60,927	$4,112	Retirement Living through 2025 Portfolio	71,256	5,450
Retirement Living through 2045 Portfolio	69,509	4,772	Retirement Living through 2020 Portfolio	71,730	6,071
Retirement Living through 2040 Portfolio	69,972	3,639	Retirement Living through 2015 Portfolio	70,272	2,355
Retirement Living through 2035 Portfolio	70,922	4,879	Retirement Living through 2010 Portfolio	67,754	1,652

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolios shares for the years ended August 31, 2015 and 2014 were as follows:

Retirement Living through 2055 Portfolio

		Year ended 8-31-15		Period ended 8-31-14[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	60,944	$637,321	12,427	$125,416
Distributions reinvested	170	1,767	—	—
Repurchased	(18,198)	(189,126)	—	—
Net increase	42,916	$449,962	12,427	$125,416
Class I shares[2]
Sold	9,515	$100,000	—	—
Net increase	9,515	$100,000	—	—
Class R1 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R2 shares
Sold	862	$9,063	10,000	$100,000
Repurchased	(210)	(2,264)	—	—
Net increase	652	$6,799	10,000	$100,000
Class R3 shares
Sold	2,366	$25,155	10,000	$100,000
Net increase	2,366	$25,155	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R5 shares
Sold	100	$1,062	10,000	$100,000
Net increase	100	$1,062	10,000	$100,000
Class R6 Shares
Sold	8,721	$93,086	10,000	$100,000
Repurchased	(1,118)	(11,985)	—	—
Net Increase	7,603	$81,101	10,000	$100,000
Class 1 shares
Sold	3,891,267	$41,077,080	634,490	$6,640,112
Distributions reinvested	32,320	336,455	—	—
Repurchased	(66,140)	(695,405)	(7,996)	(83,703)
Net increase	3,857,447	$40,718,130	626,494	$6,556,409
Total net increase	3,920,599	$41,382,209	698,921	$7,281,825

1 Period from 3-26-14 (commencement of operations) to 8-31-14.

2 The inception date for Class I shares is 3-27-15.

57

Retirement Living through 2050 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	978,389	$11,810,471	680,262	$8,041,215
Distributions reinvested	36,196	429,648	10,012	116,136
Repurchased	(425,801)	(5,134,510)	(233,865)	(2,767,884)
Net increase	588,784	$7,105,609	456,409	$5,389,467
Class I shares[1]
Sold	8,340	$100,000	—	—
Net increase	8,340	$100,000	—	—
Class R1 shares
Sold	42,889	$512,906	33,780	$384,021
Distributions reinvested	819	9,724	101	1,176
Repurchased	(20,622)	(245,368)	(18,101)	(210,154)
Net increase	23,086	$277,262	15,780	$175,043
Class R2 shares
Sold	22,305	$268,561	28,900	$340,986
Distributions reinvested	1,174	13,933	555	6,439
Repurchased	(37,065)	(449,594)	(7,138)	(83,720)
Net increase (decrease)	(13,586)	($167,100)	22,317	$263,705
Class R3 shares
Sold	14,034	$169,225	4,290	$51,338
Distributions reinvested	211	2,509	—	—
Repurchased	(15,171)	(182,089)	(4)	(55)
Net increase (decrease)	(926)	($10,355)	4,286	$51,283
Class R4 shares
Sold	20,447	$246,745	5	$50
Distributions reinvested	34	407	—	—
Repurchased	(3,122)	(37,713)	(1)	(8)
Net increase	17,359	$209,439	4	$42
Class R5 shares
Sold	112	$1,348	15,797	$184,859
Distributions reinvested	—	—	3,031	35,161
Repurchased	—	—	(99,823)	(1,221,662)
Net increase (decrease)	112	$1,348	(80,995)	($1,001,642)
Class R6 Shares
Sold	121,007	$1,462,442	88,947	$1,056,840
Distributions reinvested	5,319	63,132	659	7,649
Repurchased	(42,271)	(506,137)	(15,194)	(184,952)
Net Increase	84,055	$1,019,437	74,412	$879,537
Class 1 shares
Sold	4,512,278	$54,609,772	7,068,652	$83,058,442
Distributions reinvested	940,184	11,159,987	488,983	5,667,318
Repurchased	(1,476,159)	(17,834,976)	(503,219)	(6,023,672)
Net increase	3,976,303	$47,934,783	7,054,416	$82,702,088
Total net increase	4,683,527	$56,470,423	7,546,629	$88,459,523

1 The inception date for Class I shares is 3-27-15.

58

Retirement Living through 2045 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,008,605	$23,748,183	1,805,623	$21,016,044
Distributions reinvested	211,879	2,453,562	118,246	1,351,554
Repurchased	(1,129,484)	(13,338,674)	(977,827)	(11,381,114)
Net increase	1,091,000	$12,863,071	946,042	$10,986,484
Class I shares[1]
Sold	8,518	$100,000	—	—
Net increase	8,518	$100,000	—	—
Class R1 shares
Sold	107,453	$1,257,225	36,267	$420,240
Distributions reinvested	6,107	70,597	3,791	43,259
Repurchased	(44,109)	(520,504)	(31,284)	(360,908)
Net increase	69,451	$807,318	8,774	$102,591
Class R2 shares
Sold	23,080	$272,541	15,386	$179,293
Distributions reinvested	1,685	19,560	701	8,036
Repurchased	(25,804)	(307,242)	(893)	(10,392)
Net increase (decrease)	(1,039)	($15,141)	15,194	$176,937
Class R3 shares
Sold	74,600	$879,688	55,055	$641,473
Distributions reinvested	8,961	103,594	5,004	57,144
Repurchased	(62,696)	(737,980)	(19,892)	(230,047)
Net increase	20,865	$245,302	40,167	$468,570
Class R4 shares
Sold	35,499	$421,631	34,219	$405,930
Distributions reinvested	5,519	63,969	3,115	35,633
Repurchased	(83,419)	(988,898)	(14,681)	(172,594)
Net increase (decrease)	(42,401)	($503,298)	22,653	$268,969
Class R5 shares
Sold	38,230	$454,277	86,627	$997,776
Distributions reinvested	6,931	80,603	4,168	47,808
Repurchased	(12,358)	(148,529)	(73,056)	(858,001)
Net increase	32,803	$386,351	17,739	$187,583
Class R6 Shares
Sold	108,942	$1,296,212	143,996	$1,684,652
Distributions reinvested	5,785	67,163	8,777	100,586
Repurchased	(76,868)	(907,197)	(207,727)	(2,515,014)
Net increase (decrease)	37,859	$456,178	(54,954)	($729,776)
Class 1 shares
Sold	3,130,036	$37,089,576	5,800,487	$67,469,434
Distributions reinvested	3,576,079	41,554,040	2,537,710	29,107,535
Repurchased	(5,913,542)	(70,163,915)	(5,262,451)	(61,475,754)
Net increase	792,573	$8,479,701	3,075,746	$35,101,215
Total net increase	2,009,629	$22,819,482	4,071,361	$46,562,573

1 The inception date for Class I shares is 3-27-15.

59

Retirement Living through 2040 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,219,243	$26,445,899	1,744,356	$20,425,839
Distributions reinvested	211,588	2,471,345	115,193	1,325,870
Repurchased	(1,168,069)	(13,883,089)	(992,464)	(11,625,372)
Net increase	1,262,762	$15,034,155	867,085	$10,126,337
Class I shares[1]
Sold	8,446	$100,000	—	—
Net increase	8,446	$100,000	—	—
Class R1 shares
Sold	76,436	$906,013	45,667	$534,817
Distributions reinvested	8,378	97,686	5,648	64,951
Repurchased	(61,843)	(737,237)	(53,957)	(614,805)
Net increase (decrease)	22,971	$266,462	(2,642)	($15,037)
Class R2 shares
Sold	60,097	$722,178	97,384	$1,126,309
Distributions reinvested	6,699	78,380	1,069	12,337
Repurchased	(142,518)	(1,698,087)	(7,340)	(86,434)
Net increase (decrease)	(75,722)	($897,529)	91,113	$1,052,212
Class R3 shares
Sold	81,663	$976,759	105,804	$1,236,644
Distributions reinvested	11,632	135,510	11,092	127,332
Repurchased	(107,209)	(1,277,450)	(159,014)	(1,857,800)
Net decrease	(13,914)	($165,181)	(42,118)	($493,824)
Class R4 shares
Sold	46,924	$554,697	45,097	$532,178
Distributions reinvested	6,650	77,674	3,155	36,308
Repurchased	(83,552)	(974,619)	(10,493)	(122,921)
Net increase (decrease)	(29,978)	($342,248)	37,759	$445,565
Class R5 shares
Sold	41,457	$497,843	82,655	$968,488
Distributions reinvested	10,971	128,578	15,205	175,619
Repurchased	(21,732)	(262,090)	(298,237)	(3,577,208)
Net increase (decrease)	30,696	$364,331	(200,377)	($2,433,101)
Class R6 Shares
Sold	116,391	$1,400,536	107,609	$1,261,983
Distributions reinvested	4,874	57,025	8,254	95,251
Repurchased	(64,376)	(774,112)	(218,104)	(2,664,317)
Net increase (decrease)	56,889	$683,449	(102,241)	($1,307,083)
Class 1 shares
Sold	3,417,424	$40,922,024	7,122,695	$83,252,872
Distributions reinvested	3,634,887	42,564,526	2,526,279	29,153,255
Repurchased	(5,891,987)	(70,243,769)	(5,261,766)	(62,124,000)
Net increase	1,160,324	$13,242,781	4,387,208	$50,282,127
Total net increase	2,422,474	$28,286,220	5,035,787	$57,657,196

1 The inception date for Class I shares is 3-27-15.

60

Retirement Living through 2035 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,569,840	$30,841,961	2,198,059	$25,964,838
Distributions reinvested	245,518	2,884,836	140,437	1,624,855
Repurchased	(1,399,434)	(16,756,179)	(1,282,440)	(15,041,871)
Net increase	1,415,924	$16,970,618	1,056,056	$12,547,822
Class I shares[1]
Sold	8,389	$100,000	—	—
Net increase	8,389	$100,000	—	—
Class R1 shares
Sold	148,135	$1,763,531	132,379	$1,575,595
Distributions reinvested	13,050	153,207	6,656	76,942
Repurchased	(68,592)	(816,962)	(60,023)	(704,865)
Net increase	92,593	$1,099,776	79,012	$947,672
Class R2 shares
Sold	34,889	$417,752	50,754	$602,564
Distributions reinvested	1,317	15,522	66	764
Repurchased	(41,978)	(507,324)	(12,552)	(147,393)
Net increase (decrease)	(5,772)	($74,050)	38,268	$455,935
Class R3 shares
Sold	76,576	$916,510	74,482	$871,938
Distributions reinvested	10,955	128,717	7,498	86,747
Repurchased	(137,712)	(1,651,654)	(75,002)	(871,938)
Net increase (decrease)	(50,181)	($606,427)	6,978	$86,747
Class R4 shares
Sold	27,422	$331,181	19,373	$228,573
Distributions reinvested	6,828	80,506	4,483	52,047
Repurchased	(90,622)	(1,093,507)	(6,585)	(78,682)
Net increase (decrease)	(56,372)	($681,820)	17,271	$201,938
Class R5 shares
Sold	21,015	$253,639	39,363	$462,917
Distributions reinvested	6,004	70,790	6,046	70,194
Repurchased	(9,344)	(108,814)	(73,871)	(894,786)
Net increase (decrease)	17,675	$215,615	(28,462)	($361,675)
Class R6 Shares
Sold	67,118	$815,224	190,610	$2,263,039
Distributions reinvested	4,510	53,167	14,541	168,818
Repurchased	(84,716)	(1,007,357)	(454,067)	(5,526,049)
Net decrease	(13,088)	($138,966)	(248,916)	($3,094,192)
Class 1 shares
Sold	4,036,351	$48,533,044	9,472,005	$111,516,617
Distributions reinvested	4,619,578	54,464,828	3,244,683	37,670,769
Repurchased	(7,434,313)	(89,390,508)	(6,046,633)	(71,626,038)
Net increase	1,221,616	$13,607,364	6,670,055	$77,561,348
Total net increase	2,630,784	$30,492,110	7,590,262	$88,345,595

1 The inception date for Class I shares is 3-27-15.

61

Retirement Living through 2030 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,184,953	$37,487,060	2,434,624	$28,109,370
Distributions reinvested	353,262	4,062,514	189,226	2,151,500
Repurchased	(1,877,405)	(22,010,989)	(1,237,194)	(14,292,903)
Net increase	1,660,810	$19,538,585	1,386,656	$15,967,967
Class I shares[1]
Sold	8,636	$100,000	—	—
Net increase	8,636	$100,000	—	—
Class R1 shares
Sold	77,127	$899,374	97,859	$1,129,838
Distributions reinvested	14,089	161,463	8,795	99,652
Repurchased	(130,801)	(1,521,986)	(77,132)	(885,184)
Net increase (decrease)	(39,585)	($461,149)	29,522	$344,306
Class R2 shares
Sold	42,095	$490,969	54,100	$624,349
Distributions reinvested	4,768	54,550	2,126	24,066
Repurchased	(65,497)	(761,841)	(14,516)	(169,639)
Net increase (decrease)	(18,634)	($216,322)	41,710	$478,776
Class R3 shares
Sold	71,867	$841,644	64,053	$740,145
Distributions reinvested	13,607	155,934	11,396	129,225
Repurchased	(182,224)	(2,130,449)	(98,702)	(1,152,228)
Net decrease	(96,750)	($1,132,871)	(23,253)	($282,858)
Class R4 shares
Sold	33,578	$396,436	45,296	$527,810
Distributions reinvested	6,646	76,096	3,664	41,517
Repurchased	(57,425)	(661,014)	(16,326)	(194,859)
Net increase (decrease)	(17,201)	($188,482)	32,634	$374,468
Class R5 shares
Sold	34,350	$404,201	84,095	$969,041
Distributions reinvested	12,858	147,356	22,738	257,617
Repurchased	(46,177)	(539,730)	(417,219)	(5,003,568)
Net increase (decrease)	1,031	$11,827	(310,386)	($3,776,910)
Class R6 Shares
Sold	67,136	$791,784	267,955	$3,091,542
Distributions reinvested	10,910	124,918	25,601	289,806
Repurchased	(104,790)	(1,210,918)	(689,722)	(8,265,853)
Net decrease	(26,744)	($294,216)	(396,166)	($4,884,505)
Class 1 shares
Sold	5,047,790	$59,216,319	9,813,384	$113,047,700
Distributions reinvested	6,024,774	69,043,915	4,046,933	45,851,749
Repurchased	(10,151,558)	(118,616,731)	(6,734,869)	(77,916,151)
Net increase	921,006	$9,643,503	7,125,448	$80,983,298
Total net increase	2,392,569	$27,000,875	7,886,165	$89,204,542

1 The inception date for Class I shares is 3-27-15.

62

Retirement Living through 2025 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,903,879	$33,749,721	2,427,562	$27,791,693
Distributions reinvested	352,724	4,003,417	211,251	2,378,689
Repurchased	(1,462,006)	(16,915,544)	(1,508,609)	(17,331,996)
Net increase	1,794,597	$20,837,594	1,130,204	$12,838,386
Class I shares[1]
Sold	8,757	$100,000	—	—
Net increase	8,757	$100,000	—	—
Class R1 shares
Sold	189,971	$2,181,842	126,451	$1,455,071
Distributions reinvested	17,317	195,858	9,047	101,505
Repurchased	(78,625)	(909,333)	(51,897)	(587,153)
Net increase	128,663	$1,468,367	83,601	$969,423
Class R2 shares
Sold	52,982	$609,301	39,326	$446,466
Distributions reinvested	3,549	40,096	1,227	13,758
Repurchased	(62,247)	(715,522)	(5,776)	(64,507)
Net increase (decrease)	(5,716)	($66,125)	34,777	$395,717
Class R3 shares
Sold	80,768	$935,480	63,817	$727,872
Distributions reinvested	22,175	250,799	13,428	150,793
Repurchased	(166,121)	(1,898,832)	(28,293)	(326,205)
Net increase (decrease)	(63,178)	($712,553)	48,952	$552,460
Class R4 shares
Sold	15,726	$181,850	20,712	$235,767
Distributions reinvested	6,832	77,273	5,628	63,207
Repurchased	(101,813)	(1,174,179)	(43,352)	(493,107)
Net decrease	(79,255)	($915,056)	(17,012)	($194,133)
Class R5 shares
Sold	51,216	$594,622	58,825	$675,368
Distributions reinvested	9,053	102,302	9,117	102,201
Repurchased	(11,909)	(137,171)	(121,251)	(1,406,784)
Net increase (decrease)	48,360	$559,753	(53,309)	($629,215)
Class R6 Shares
Sold	77,159	$888,632	126,914	$1,462,023
Distributions reinvested	5,302	59,864	35,017	392,190
Repurchased	(79,520)	(911,008)	(939,829)	(11,129,501)
Net increase (decrease)	2,941	$37,488	(777,898)	($9,275,288)
Class 1 shares
Sold	6,737,147	$78,060,018	11,738,111	$133,831,513
Distributions reinvested	6,839,447	77,285,747	4,630,589	51,955,208
Repurchased	(10,311,042)	(118,821,586)	(8,484,274)	(97,152,290)
Net increase	3,265,552	$36,524,179	7,884,426	$88,634,431
Total net increase	5,100,721	$57,833,647	8,333,741	$93,291,781

1 The inception date for Class I shares is 3-27-15.

63

Retirement Living through 2020 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,949,605	$33,048,790	2,960,904	$33,114,384
Distributions reinvested	400,426	4,388,673	241,671	2,648,715
Repurchased	(2,019,385)	(22,532,292)	(1,548,242)	(17,375,978)
Net increase	1,330,646	$14,905,171	1,654,333	$18,387,121
Class I shares[1]
Sold	9,033	$100,000	—	—
Net increase	9,033	$100,000	—	—
Class R1 shares
Sold	57,278	$636,658	80,516	$898,115
Distributions reinvested	13,794	150,904	9,484	103,758
Repurchased	(85,054)	(954,255)	(68,125)	(755,722)
Net increase (decrease)	(13,982)	($166,693)	21,875	$246,151
Class R2 shares
Sold	37,086	$408,456	45,512	$508,756
Distributions reinvested	5,524	60,377	2,259	24,687
Repurchased	(44,642)	(498,307)	(2,899)	(32,093)
Net increase (decrease)	(2,032)	($29,474)	44,872	$501,350
Class R3 shares
Sold	114,244	$1,273,271	107,078	$1,190,105
Distributions reinvested	19,478	213,094	16,247	177,741
Repurchased	(178,983)	(1,992,538)	(173,683)	(1,929,736)
Net decrease	(45,261)	($506,173)	(50,358)	($561,890)
Class R4 shares
Sold	61,037	$691,577	22,557	$254,705
Distributions reinvested	8,471	92,498	3,702	40,428
Repurchased	(68,334)	(744,786)	(12,404)	(139,559)
Net increase	1,174	$39,289	13,855	$155,574
Class R5 shares
Sold	91,112	$1,033,154	111,444	$1,244,559
Distributions reinvested	22,734	248,706	29,674	324,634
Repurchased	(26,610)	(294,140)	(425,923)	(4,884,849)
Net increase (decrease)	87,236	$987,720	(284,805)	($3,315,656)
Class R6 Shares
Sold	122,459	$1,376,977	223,337	$2,485,849
Distributions reinvested	11,924	130,329	33,300	363,640
Repurchased	(69,778)	(771,453)	(806,142)	(9,313,739)
Net increase (decrease)	64,605	$735,853	(549,505)	($6,464,250)
Class 1 shares
Sold	3,930,669	$44,311,840	8,372,321	$93,567,290
Distributions reinvested	6,023,036	65,892,019	4,481,535	49,027,990
Repurchased	(12,396,691)	(138,213,818)	(9,163,849)	(102,964,179)
Net increase (decrease)	(2,442,986)	($28,009,959)	3,690,007	$39,631,101
Total net increase (decrease)	(1,011,567)	($11,944,266)	4,540,274	$48,579,501

1 The inception date for Class I shares is 3-27-15.

64

Retirement Living through 2015 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,076,542	$22,341,214	2,350,760	$25,768,065
Distributions reinvested	401,721	4,206,014	207,182	2,212,708
Repurchased	(1,784,777)	(19,117,068)	(1,282,113)	(14,108,159)
Net increase	693,486	$7,430,160	1,275,829	$13,872,614
Class I shares[1]
Sold	9,452	$100,000	—	—
Net increase	9,452	$100,000	—	—
Class R1 shares
Sold	129,171	$1,379,820	22,495	$245,151
Distributions reinvested	7,225	75,499	4,674	49,866
Repurchased	(21,822)	(232,342)	(45,158)	(487,336)
Net increase (decrease)	114,574	$1,222,977	(17,989)	($192,319)
Class R2 shares
Sold	5,277	$56,690	21,536	$236,296
Distributions reinvested	1,545	16,134	356	3,797
Repurchased	(25,154)	(266,255)	(8,132)	(90,908)
Net increase (decrease)	(18,332)	($193,431)	13,760	$149,185
Class R3 shares
Sold	82,038	$874,793	69,701	$762,182
Distributions reinvested	40,020	418,208	23,380	249,463
Repurchased	(49,425)	(522,388)	(79,302)	(862,798)
Net increase	72,633	$770,613	13,779	$148,847
Class R4 shares
Sold	5,636	$60,313	8,726	$94,495
Distributions reinvested	1,745	18,216	1,064	11,346
Repurchased	(11,728)	(124,323)	(2,977)	(32,356)
Net increase (decrease)	(4,347)	($45,794)	6,813	$73,485
Class R5 shares
Sold	53,202	$574,215	33,422	$366,071
Distributions reinvested	10,537	110,111	8,384	89,455
Repurchased	(11,156)	(119,418)	(81,220)	(888,437)
Net increase (decrease)	52,583	$564,908	(39,414)	($432,911)
Class R6 Shares
Sold	4,540	$49,603	72,801	$790,637
Distributions reinvested	3,624	37,873	20,395	217,610
Repurchased	(27,487)	(290,240)	(456,971)	(5,111,013)
Net decrease	(19,323)	($202,764)	(363,775)	($4,102,766)
Class 1 shares
Sold	1,225,623	$13,332,800	3,840,642	$41,998,847
Distributions reinvested	3,948,335	41,260,105	2,838,802	30,290,016
Repurchased	(10,733,677)	(114,989,163)	(10,348,173)	(113,764,460)
Net decrease	(5,559,719)	($60,396,258)	(3,668,729)	($41,475,597)
Total net decrease	(4,658,993)	($50,749,589)	(2,779,726)	($31,959,462)

1 The inception date for Class I shares is 3-27-15.

65

Retirement Living through 2010 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,278,716	$12,925,384	1,129,236	$11,600,809
Distributions reinvested	273,463	2,671,732	213,019	2,128,057
Repurchased	(969,460)	(9,678,059)	(1,145,677)	(11,734,266)
Net increase	582,719	$5,919,057	196,578	$1,994,600
Class I shares[1]
Sold	10,121	$100,000	—	—
Net increase	10,121	$100,000	—	—
Class R1 shares
Sold	11,822	$117,150	30,775	$313,612
Distributions reinvested	3,349	32,650	2,138	21,293
Repurchased	(10,021)	(100,564)	(21,497)	(220,982)
Net increase	5,150	$49,236	11,416	$113,923
Class R2 shares
Sold	2,394	$24,198	1,211	$12,519
Distributions reinvested	3,852	37,633	3,028	30,217
Repurchased	(12,186)	(119,497)	(1,316)	(13,378)
Net increase (decrease)	(5,940)	($57,666)	2,923	$29,358
Class R3 shares
Sold	44,605	$445,034	31,499	$321,787
Distributions reinvested	8,341	81,411	6,277	62,581
Repurchased	(43,060)	(429,439)	(37,082)	(384,398)
Net increase	9,886	$97,006	694	($30)
Class R4 shares
Sold	37,167	$381,740	12,572	$129,638
Distributions reinvested	5,887	57,459	2,951	29,422
Repurchased	(8,828)	(87,840)	(2,792)	(28,340)
Net increase	34,226	$351,359	12,731	$130,720
Class R5 shares
Sold	10,472	$109,093	9,543	$98,278
Distributions reinvested	2,183	21,304	7,012	69,907
Repurchased	(8,519)	(81,535)	(105,119)	(1,094,703)
Net increase (decrease)	4,136	$48,862	(88,564)	($926,518)
Class R6 Shares
Sold	3,552	$35,361	50,177	$506,272
Distributions reinvested	2,835	27,673	19,726	196,861
Repurchased	(36,300)	(358,453)	(337,468)	(3,545,499)
Net decrease	(29,913)	($295,419)	(267,565)	($2,842,366)
Class 1 shares
Sold	1,449,923	$14,530,291	4,818,265	$49,197,551
Distributions reinvested	2,318,366	22,627,253	2,172,827	21,684,809
Repurchased	(9,029,968)	(90,522,726)	(9,188,969)	(94,308,402)
Net decrease	(5,261,679)	($53,365,182)	(2,197,877)	($23,426,042)
Total net decrease	(4,651,294)	($47,152,747)	(2,329,664)	($24,926,355)

1 The inception date for Class I shares is 3-27-15.

66

Affiliates of the Trust owned of shares of beneficial interest of the following portfolios on August 31, 2015.

Portfolio	Class	% by Class
JHF II Retirement Living Through 2055 Portfolio	I	100%
JHF II Retirement Living Through 2055 Portfolio	R1	100%
JHF II Retirement Living Through 2055 Portfolio	R2	94%
JHF II Retirement Living Through 2055 Portfolio	R3	81%
JHF II Retirement Living Through 2055 Portfolio	R4	100%
JHF II Retirement Living Through 2055 Portfolio	R5	99%
JHF II Retirement Living Through 2055 Portfolio	R6	57%
JHF II Retirement Living Through 2050 Portfolio	R4	38%
JHF II Retirement Living Through 2050 Portfolio	R5	99%
JHF II Retirement Living Through 2050 Portfolio	I	100%
JHF II Retirement Living Through 2045 Portfolio	I	100%
JHF II Retirement Living Through 2040 Portfolio	I	100%
JHF II Retirement Living Through 2035 Portfolio	I	100%
JHF II Retirement Living Through 2030 Portfolio	I	100%
JHF II Retirement Living Through 2025 Portfolio	I	100%
JHF II Retirement Living Through 2020 Portfolio	I	100%
JHF II Retirement Living Through 2015 Portfolio	I	100%
JHF II Retirement Living Through 2010 Portfolio	I	100%

Note 6 — Purchase and sale of securities

The following summarize the purchases and sales of the affiliated underlying funds for the year ended August 31, 2015:

Portfolio	Purchase	Sale
Retirement Living through 2055 Portfolio	$46,504,388	$4,515,462
Retirement Living through 2050 Portfolio	89,551,560	29,099,220
Retirement Living through 2045 Portfolio	125,141,431	97,086,790
Retirement Living through 2040 Portfolio	135,220,928	100,162,731
Retirement Living through 2035 Portfolio	168,481,103	128,041,591
Retirement Living through 2030 Portfolio	219,768,846	185,335,870
Retirement Living through 2025 Portfolio	288,487,263	225,019,088
Retirement Living through 2020 Portfolio	222,251,833	235,462,920
Retirement Living through 2015 Portfolio	101,049,923	162,774,473
Retirement Living through 2010 Portfolio	56,413,768	108,966,077

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At August 31, 2015, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Series NAV	Underlying funds net assets
Retirement Living through 2040 Portfolio	John Hancoock Funds II Strategic Equity Allocation Fund	5.0%
Retirement Living through 2035 Portfolio	John Hancoock Funds II Strategic Equity Allocation Fund	6.4%
Retirement Living through 2030 Portfolio	John Hancoock Funds II Strategic Equity Allocation Fund	7.0%
Retirement Living through 2025 Portfolio	John Hancoock Funds II Strategic Equity Allocation Fund	6.9%

Information regarding each portfolio's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios' from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Living through 2055
Absolute Return Currency	14,748	74,558	(23,941)	65,365	—	$10,248	($31,043)	$581,095
Active Bond	2,212	18,803	(10,751)	10,264	$2,676	247	(1,497)	103,768
Alpha Opportunities	22,029	153,760	(10,418)	165,371	2,776	75,490	(9,752)	1,961,302
Asia Pacific Total Return Bond	175	2,949	—	3,124	44	—	—	27,932

67

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Blue Chip Growth	4,745	27,699	(3,323)	29,121	—	37,598	(617)	1,012,248
Capital Appreciation	8,297	46,605	(3,712)	51,190	—	25,101	1,161	929,090
Capital Appreciation Value	21,236	178,851	(59,098)	140,989	6,909	58,522	(31,040)	1,672,135
Core Bond	—	4,071	(2,834)	1,237	241	—	(139)	16,070
Core High Yield Fund	1,192	10,363	(3,955)	7,600	3,054	—	(2,106)	74,329
Disciplined Value	3,473	23,746	(1,275)	25,944	1,215	5,614	(700)	468,557
Emerging Markets	25,475	155,238	(4,502)	176,211	6,439	—	(1,627)	1,524,226
Emerging Markets Debt	1,784	13,175	(1,938)	13,021	3,247	—	(1,880)	114,844
Emerging Markets Equity	—	6,257	—	6,257	—	—	—	52,936
Equity-Income	7,576	53,084	(1,163)	59,497	13,207	19,368	(1,203)	1,092,952
Financial Industries	8,722	52,730	(715)	60,737	3,076	—	(243)	1,044,672
Floating Rate Income	7,188	37,238	(2,131)	42,295	8,808	251	(319)	368,393
Fundamental Global Franchise	5,173	30,591	(1,198)	34,566	1,447	7,510	(494)	441,414
Fundamental Large Cap Value	8,595	54,504	(1,853)	61,246	2,389	13,965	(730)	801,709
Global Absolute Return Strategies	4,703	62,789	—	67,492	2,785	—	—	748,490
Global Bond	761	7,692	(4,547)	3,906	—	—	(1,405)	46,325
Global Equity	6,506	44,369	(1,426)	49,449	4,535	9,258	(1,036)	507,351
Global Income	2,484	25,435	(11,451)	16,468	5,832	—	(4,220)	150,020
Global Real Estate	4,053	24,492	(1,729)	26,816	2,042	—	(10)	235,977
Global Shareholder Yield	7,829	52,171	(1,923)	58,077	12,356	7,288	(1,556)	617,364
Global Short Duration Credit	1,817	17,293	(6,708)	12,402	3,966	14	(3,032)	110,500
Health Sciences	4,866	23,579	(4,349)	24,096	—	44,159	(6,083)	450,360
High Yield	1,271	11,948	(4,521)	8,698	2,879	—	(2,222)	71,761
International Core	2,115	13,499	(501)	15,113	4,900	—	(1,380)	467,141
International Growth Opportunities	3,463	25,651	(391)	28,723	908	3,855	(532)	340,657
International Growth Stock	4,413	26,744	(858)	30,299	2,243	3,370	(432)	372,986
International Small Cap	6,858	72,100	(19,639)	59,319	1,775	—	(16,294)	1,069,523
International Small Company	12,356	133,350	(37,137)	108,569	5,255	—	(15,048)	1,072,666
International Value	8,907	46,796	(4,605)	51,098	7,547	—	(8,197)	740,407
International Value Equity	3,910	28,055	(323)	31,642	2,024	4,857	(520)	253,770
Mid Cap Stock	7,897	53,253	(2,431)	58,719	—	51,270	(2,396)	1,216,652
Mid Value	8,198	54,563	(3,805)	58,956	2,582	37,414	(7,390)	910,872
Natural Resources	7,148	47,627	—	54,775	923	—	—	590,470
Real Estate Equity	3,294	19,529	(2,110)	20,713	1,034	2,076	1,082	235,505
Real Return Bond	1,021	11,535	(3,223)	9,333	559	—	(1,208)	102,753
Redwood	6,052	35,666	(1,119)	40,599	—	7,329	(417)	439,684
Science & Technology	13,654	70,788	—	84,442	—	48,810	—	1,060,586
Short Duration Credit Opportunities Fund	3,426	45,015	(22,301)	26,140	4,876	—	(3,850)	250,940
Small Cap Growth	4,158	27,100	(1,279)	29,979	—	11,631	(690)	297,095
Small Cap Value	2,477	14,134	(1,670)	14,941	547	4,830	131	282,984
Small Company Growth	1,928	12,135	(581)	13,482	—	9,496	(464)	268,825
Small Company Value	1,286	8,243	(907)	8,622	708	8,604	(3,922)	282,984
Spectrum Income	2,203	22,727	(7,987)	16,943	3,396	1,647	(3,516)	173,156
Strategic Equity Allocation	205,555	1,223,422	(43,291)	1,385,686	108,070	159,347	(4,472)	17,847,631
Strategic Growth	9,200	54,464	(4,486)	59,178	1,637	22,651	(950)	929,090
Strategic Income Opportunities	3,599	44,579	(23,068)	25,110	5,048	—	(1,423)	270,936
Total Return	1,656	9,854	(5,506)	6,004	1,242	52	(733)	82,128
U.S. Equity	8,345	58,883	(1,806)	65,422	2,985	39,787	(2,884)	741,229
U.S. High Yield Bond	972	9,177	(3,390)	6,759	2,493	1,324	(2,289)	75,638
Value	4,599	29,102	(1,062)	32,639	738	8,850	(380)	379,923
Value Equity Fund	4,876	28,877	(1,069)	32,684	741	—	(18)	327,820
					$252,154	$741,833	($179,985)	$46,309,871

68

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Living through 2050
Absolute Return Currency	483,804	270,286	(342,530)	411,560	—	$176,597	($343,426)	$3,658,772
Active Bond	67,289	53,421	(54,345)	66,365	$29,691	3,154	(1,444)	670,949
Alpha Opportunities	683,840	312,025	(40,702)	955,163	42,798	1,163,901	(59,597)	11,328,235
Asia Total Return Bond	31,619	856	—	32,475	7,879	—	—	290,327
Blue Chip Growth	151,718	47,663	(29,440)	169,941	—	579,625	32,488	5,907,136
Capital Appreciation	267,388	70,665	(35,806)	302,247	—	387,038	35,155	5,485,784
Capital Appreciation Value	684,619	403,989	(261,787)	826,821	115,089	974,885	(81,456)	9,806,093
China Emerging Leaders	143,632	3,932	(147,564)	—	23,804	12,222	(53,194)	—
Core Bond	—	23,420	(14,933)	8,487	2,217	—	(624)	110,251
Core High Yield Fund	34,940	30,313	(18,645)	46,608	29,481	—	(11,911)	455,823
Disciplined Value	112,135	49,228	(10,407)	150,956	19,538	90,275	4,752	2,726,274
Emerging Markets	855,584	480,355	(37,974)	1,297,965	145,650	—	(30,576)	11,227,401
Emerging Markets Debt	58,854	22,568	(4,935)	76,487	32,406	—	(6,859)	674,618
Emerging Markets Equity	—	43,396	—	43,396	—	—	—	367,133
Equity-Income	244,595	120,036	(19,929)	344,702	150,933	298,614	(3,500)	6,332,168
Financial Industries	281,604	85,990	(10,277)	357,317	49,419	—	13,503	6,145,844
Floating Rate Income	219,345	65,559	(18,116)	266,788	103,848	4,903	(3,298)	2,323,727
Fundamental Global Franchise	166,807	56,920	(18,770)	204,957	22,312	115,803	(2,622)	2,617,298
Fundamental Large Cap Value	277,509	103,503	(25,445)	355,567	36,880	215,578	(24)	4,654,372
Global Absolute Return Strategies	170,392	244,017	—	414,409	100,901	—	—	4,595,797
Global Bond	23,494	28,108	(29,812)	21,790	—	—	(10,623)	258,433
Global Equity	210,054	86,535	(10,245)	286,344	69,958	142,811	472	2,937,892
Global Income	75,869	63,139	(37,441)	101,567	54,177	—	(18,619)	925,273
Global Real Estate	130,105	54,117	(30,629)	153,593	31,569	—	15,995	1,351,617
Global Shareholder Yield	252,760	103,002	(20,315)	335,447	138,454	117,095	3,913	3,565,797
Global Short Duration Credit	55,430	46,071	(25,327)	76,174	38,375	185	(18,227)	678,706
Health Sciences	169,778	71,798	(83,840)	157,736	—	878,492	157,646	2,948,077
High Yield	38,739	32,392	(18,531)	52,600	31,217	—	(14,596)	433,949
International Core	59,804	30,908	(3,505)	87,207	78,724	—	13,149	2,695,555
International Growth Opportunities	111,810	54,174	(935)	165,049	14,038	59,621	(636)	1,957,479
International Growth Stock	136,457	54,689	(16,117)	175,029	34,646	52,055	32,291	2,154,602
International Small Cap	220,609	170,645	(32,506)	358,748	27,354	—	(25,617)	6,468,226
International Small Company	397,917	318,359	(60,419)	655,857	81,005	—	(38,081)	6,479,870
International Value	326,037	95,682	(111,261)	310,458	116,355	—	436,878	4,498,533
International Value Equity	120,242	65,259	(2,520)	182,981	32,526	78,038	(1,250)	1,467,505
Mid Cap Stock	254,808	106,944	(24,329)	337,423	—	790,037	(37,917)	6,991,412
Mid Value	265,114	115,230	(32,379)	347,965	40,029	580,006	(27,592)	5,376,059
Natural Resources	240,108	96,108	—	336,216	17,984	—	—	3,624,404
Real Estate Equity	106,211	48,267	(36,647)	117,831	16,207	32,539	56,018	1,339,738
Real Return Bond	31,052	38,377	(16,244)	53,185	9,540	—	(10,136)	585,567
Redwood	194,751	76,904	(26,979)	244,676	—	113,298	(6,842)	2,649,844
Science & Technology	476,535	103,965	—	580,500	—	953,471	—	7,291,080
Short Duration Credit Opportunities	104,451	85,934	(39,787)	150,598	45,781	—	(16,958)	1,445,739
Small Cap Growth	134,192	63,664	(21,420)	176,436	—	180,726	(6,340)	1,748,485
Small Cap Value	73,597	33,272	(17,855)	89,014	8,461	74,669	3,481	1,685,923
Small Company Growth	62,544	24,654	(8,301)	78,897	—	147,140	1,615	1,573,199
Small Company Value	41,234	18,166	(8,359)	51,041	10,927	132,802	(25,660)	1,675,153
Spectrum Income	68,273	63,893	(27,868)	104,298	34,747	21,138	(13,065)	1,065,928
Strategic Equity Allocation	6,636,475	1,762,312	(267,038)	8,131,749	1,665,805	2,456,477	121,327	104,736,929
Strategic Growth	297,282	79,589	(30,782)	346,089	26,488	366,437	12,418	5,433,600
Strategic Income Opportunities	109,399	89,302	(45,504)	153,197	49,146	—	(4,807)	1,652,997
Total Return	50,328	27,159	(42,485)	35,002	20,109	1,118	(2,669)	478,832

69

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
U.S. Equity	268,355	130,630	(23,214)	375,771	46,052	613,779	(35,029)	4,257,482
U.S. High Yield Bond	29,662	24,000	(12,541)	41,121	26,751	16,717	(11,354)	460,144
Value	148,448	56,336	(14,030)	190,754	11,407	136,712	3,534	2,220,380
Value Equity Fund	157,664	45,328	(13,564)	189,428	11,943	—	(291)	1,899,962
					$3,702,621	$11,967,958	$19,795	$276,392,373
Retirement Living through 2045
Absolute Return Currency	1,630,606	617,380	(1,187,121)	1,060,865	—	$545,500	($983,843)	$9,431,088
Active Bond	218,738	83,802	(143,834)	158,706	$85,883	9,184	(11,202)	1,604,520
Alpha Opportunities	2,314,470	452,058	(123,851)	2,642,677	133,939	3,642,474	(73,562)	31,342,153
Asia Total Return Bond	156,585	4,242	—	160,827	39,021	—	—	1,437,792
Blue Chip Growth	511,527	68,523	(107,291)	472,759	—	1,793,867	852,196	16,433,109
Capital Appreciation	892,931	94,499	(148,475)	838,955	—	1,202,658	565,369	15,227,031
Capital Appreciation Value	2,290,272	630,038	(628,491)	2,291,819	362,204	3,068,114	245,089	27,180,968
China Emerging Leaders	643,154	17,606	(660,760)	—	106,590	54,726	(188,370)	—
Core Bond	—	57,861	(36,377)	21,484	6,149	—	(1,248)	279,081
Core High Yield Fund	120,990	46,079	(54,197)	112,872	83,395	—	(36,012)	1,103,885
Disciplined Value	373,729	81,276	(34,162)	420,843	61,395	283,676	11,753	7,600,417
Emerging Markets	3,425,527	667,079	(379,070)	3,713,536	592,586	—	(67,682)	32,122,084
Emerging Markets Debt	192,963	18,442	(18,029)	193,376	94,885	—	(25,253)	1,705,580
Emerging Markets Equity	—	187,497	—	187,497	—	—	—	1,586,227
Equity-Income	816,813	161,585	(23,730)	954,668	458,790	939,893	(20,424)	17,537,250
Financial Industries	940,403	151,201	(93,283)	998,321	154,420	—	(7,910)	17,171,122
Floating Rate Income	713,037	117,384	(56,504)	773,917	329,037	15,645	(13,263)	6,740,819
Fundamental Global Franchise	557,223	63,480	(64,869)	555,834	69,125	358,772	12,196	7,097,998
Fundamental Large Cap Value	926,729	136,809	(79,781)	983,757	114,864	671,426	22,301	12,877,384
Global Absolute Return Strategies	639,261	609,681	(2,541)	1,246,401	378,551	—	95	13,822,588
Global Bond	76,374	53,922	(78,252)	52,044	—	—	(10,761)	617,243
Global Equity	700,712	117,251	(25,726)	792,237	216,563	442,091	(9,146)	8,128,349
Global Income	246,631	94,027	(96,094)	244,564	152,348	—	(49,276)	2,227,982
Global Real Estate	434,481	97,067	(106,598)	424,950	97,484	—	58,051	3,739,558
Global Shareholder Yield	840,152	150,022	(53,831)	936,343	416,164	364,223	(15,086)	9,953,330
Global Short Duration Credit	180,190	72,492	(68,588)	184,094	108,688	538	(53,030)	1,640,280
Health Sciences	677,019	192,936	(446,531)	423,424	—	3,113,975	1,993,353	7,913,794
High Yield	125,002	57,568	(53,100)	129,470	91,333	—	(6,855)	1,068,125
International Core	213,368	49,460	(21,551)	241,277	246,016	—	122,661	7,457,870
International Growth Opportunities	372,083	91,494	(6,932)	456,645	43,266	183,750	(2,231)	5,415,814
International Growth Stock	434,770	68,827	(19,341)	484,256	107,093	160,906	43,170	5,961,197
International Small Cap	738,513	254,224	(15,831)	976,906	83,971	—	(26,893)	17,613,624
International Small Company	1,331,839	482,193	(28,661)	1,785,371	248,879	—	(29,293)	17,639,467
International Value	1,012,092	119,371	(271,215)	860,248	362,486	—	396,450	12,464,998
International Value Equity	401,543	104,715	—	506,258	101,646	243,870	—	4,060,187
Mid Cap Stock	851,388	177,703	(111,301)	917,790	—	2,468,492	(4,299)	19,016,607
Mid Value	885,335	157,486	(78,959)	963,862	124,903	1,809,796	(48,631)	14,891,674
Natural Resources	827,113	164,810	—	991,923	61,951	—	—	10,692,931
Real Estate Equity	353,291	103,857	(131,142)	326,006	49,838	100,063	115,200	3,706,692
Real Return Bond	100,942	72,408	(37,313)	136,037	29,201	—	(24,591)	1,497,763
Redwood	649,494	72,695	(63,814)	658,375	—	347,671	(26,373)	7,130,197
Science & Technology	1,602,596	239,486	(277,960)	1,564,122	—	3,091,752	288,011	19,645,366
Short Duration Credit Opportunities	339,863	152,983	(109,857)	382,989	129,236	—	(38,351)	3,676,698
Small Cap Growth	451,268	105,334	(70,914)	485,688	—	562,478	3,865	4,813,166
Small Cap Value	213,706	85,375	(53,526)	245,555	26,410	233,069	7,748	4,650,803
Small Company Growth	208,864	38,998	(29,015)	218,847	—	458,976	11,403	4,363,813
Small Company Value	138,033	28,316	(24,643)	141,706	33,831	411,169	(37,536)	4,650,803

70

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Spectrum Income	218,300	116,822	(83,575)	251,547	99,277	61,402	(22,087)	2,570,808
Strategic Equity Allocation	22,049,987	1,341,363	(694,713)	22,696,637	5,199,595	7,667,999	201,549	292,332,685
Strategic Growth	992,727	101,456	(128,920)	965,263	83,075	1,149,252	143,652	15,154,622
Strategic Income Opportunities	357,046	157,399	(141,603)	372,842	139,983	—	(14,518)	4,022,961
Total Return	163,604	37,568	(117,467)	83,705	61,784	3,502	(2,362)	1,145,086
U.S. Equity	899,697	228,227	(80,542)	1,047,382	143,894	1,917,810	(15,661)	11,866,843
U.S. High Yield Bond	96,010	42,089	(37,227)	100,872	78,403	49,574	(22,973)	1,128,761
Value	495,735	81,100	(49,637)	527,198	35,662	427,385	9,979	6,136,584
Value Equity Fund	526,510	42,333	(44,747)	524,096	37,416	—	10,695	5,256,678
					$11,681,230	$37,855,678	$3,226,064	$766,554,455
Retirement Living through 2040
Absolute Return Currency	1,690,452	605,176	(1,182,694)	1,112,934	—	$575,621	($1,064,296)	$9,893,982
Active Bond	228,501	95,942	(160,007)	164,436	$90,183	9,739	(12,002)	1,662,444
Alpha Opportunities	2,361,061	560,373	(150,372)	2,771,062	141,110	3,837,470	(104,772)	32,864,795
Asia Total Return Bond	161,207	4,367	—	165,574	40,173	—	—	1,480,232
Blue Chip Growth	533,174	77,302	(113,763)	496,713	—	1,901,179	783,552	17,265,749
Capital Appreciation	933,054	104,251	(154,796)	882,509	—	1,273,545	463,446	16,017,543
Capital Appreciation Value	2,381,018	676,322	(660,160)	2,397,180	380,923	3,226,682	234,399	28,430,554
China Emerging Leaders	642,047	17,576	(659,623)	—	106,406	—	(224,507)	—
Core Bond	—	61,748	(39,380)	22,368	6,458	—	(1,244)	290,564
Core High Yield Fund	127,310	48,768	(58,562)	117,516	87,730	—	(38,711)	1,149,304
Disciplined Value	390,317	87,845	(36,192)	441,970	64,638	298,658	10,860	7,981,973
Emerging Markets	3,510,305	667,280	(326,597)	3,850,988	604,890	—	(79,500)	33,311,048
Emerging Markets Debt	202,731	18,440	(19,930)	201,241	99,578	—	(28,423)	1,774,947
Emerging Markets Equity	—	229,221	—	229,221	—	—	—	1,939,213
Equity-Income	851,379	176,803	(26,317)	1,001,865	482,627	989,260	(35,471)	18,404,265
Financial Industries	980,200	136,799	(69,896)	1,047,103	163,707	—	(10,159)	18,010,175
Floating Rate Income	744,860	124,977	(55,926)	813,911	347,435	16,606	(13,766)	7,089,169
Fundamental Global Franchise	581,318	71,029	(67,628)	584,719	73,363	380,769	7,289	7,466,861
Fundamental Large Cap Value	965,947	148,711	(83,771)	1,030,887	121,421	709,754	18,810	13,494,313
Global Absolute Return Strategies	657,740	663,945	—	1,321,685	389,494	—	—	14,657,482
Global Bond	79,783	57,703	(83,301)	54,185	—	—	(12,601)	642,639
Global Equity	724,887	134,220	(26,372)	832,735	228,983	467,445	(14,044)	8,543,865
Global Income	257,639	107,663	(110,675)	254,627	160,075	—	(62,679)	2,319,652
Global Real Estate	452,868	109,669	(120,228)	442,309	102,959	—	50,862	3,892,318
Global Shareholder Yield	879,799	168,082	(54,921)	992,960	440,064	385,970	(17,913)	10,555,168
Global Short Duration Credit	185,092	82,077	(78,770)	188,399	112,279	564	(60,590)	1,678,632
Health Sciences	705,670	205,094	(473,105)	437,659	—	3,310,222	1,952,988	8,179,845
High Yield	131,504	65,012	(59,953)	136,563	96,960	—	(8,055)	1,126,642
International Core	224,051	48,513	(22,946)	249,618	259,492	—	105,769	7,715,704
International Growth Opportunities	386,578	84,182	(1,819)	468,941	45,868	194,802	(835)	5,561,645
International Growth Stock	472,939	70,926	(39,806)	504,059	113,294	170,222	63,923	6,204,972
International Small Cap	767,108	288,819	(26,655)	1,029,272	89,229	—	(43,636)	18,557,771
International Small Company	1,385,560	553,726	(50,000)	1,889,286	264,241	—	(51,733)	18,666,149
International Value	1,015,370	133,043	(244,231)	904,182	382,342	—	365,858	13,101,593
International Value Equity	418,536	112,014	—	530,550	107,214	257,228	—	4,255,013
Mid Cap Stock	887,418	184,891	(117,223)	955,086	—	2,605,868	(20,109)	19,789,392
Mid Value	922,802	185,439	(96,018)	1,012,223	132,578	1,921,013	(68,315)	15,638,840
Natural Resources	864,966	174,672	—	1,039,638	64,786	—	—	11,207,295
Real Estate Equity	369,652	112,337	(141,211)	340,778	52,898	106,206	120,717	3,874,648
Real Return Bond	105,447	76,787	(43,577)	138,657	30,812	—	(27,127)	1,526,619
Redwood	677,150	99,130	(85,766)	690,514	—	367,576	(31,591)	7,478,271
Science & Technology	1,670,416	251,891	(302,642)	1,619,665	—	3,251,910	284,274	20,342,989

71

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Short Duration Credit Opportunities	354,698	165,063	(124,122)	395,639	135,594	—	(43,271)	3,798,132
Small Cap Growth	467,093	118,102	(75,511)	509,684	—	595,804	(9,636)	5,050,965
Small Cap Value	246,275	66,978	(55,668)	257,585	28,047	247,520	4,210	4,878,654
Small Company Growth	216,611	43,073	(30,427)	229,257	—	484,272	18,225	4,571,393
Small Company Value	143,875	32,585	(27,811)	148,649	36,082	438,526	(45,457)	4,878,654
Spectrum Income	228,043	128,266	(94,412)	261,897	104,363	65,169	(28,048)	2,676,584
Strategic Equity Allocation	23,081,216	1,405,180	(672,182)	23,814,214	5,465,738	8,115,104	52,843	306,727,078
Strategic Growth	1,034,770	115,096	(134,715)	1,015,151	87,706	1,213,319	119,927	15,937,870
Strategic Income Opportunities	371,500	171,390	(152,307)	390,583	146,696	—	(15,864)	4,214,385
Total Return	170,906	43,285	(127,042)	87,149	65,028	3,722	(2,915)	1,192,201
U.S. Equity	936,180	242,169	(74,225)	1,104,124	152,030	2,026,236	(41,671)	12,509,726
U.S. High Yield Bond	100,737	48,124	(42,753)	106,108	82,988	53,147	(28,074)	1,187,345
Value	516,714	86,932	(51,441)	552,205	37,468	449,030	9,799	6,427,667
Value Equity Fund	546,158	44,067	(42,464)	547,761	39,512	—	12,978	5,494,045
					$12,265,462	$39,950,158	$2,433,714	$803,588,974
Retirement Living through 2035
Absolute Return Currency	2,206,069	776,999	(1,524,328)	1,458,740	—	$733,879	($1,363,218)	$12,968,201
Active Bond	367,562	106,359	(184,723)	289,198	$143,047	15,346	(17,850)	2,923,795
Alpha Opportunities	3,078,283	765,404	(208,079)	3,635,608	186,331	5,067,268	(156,654)	43,118,306
Asia Total Return Bond	253,989	6,880	—	260,869	63,294	—	—	2,332,172
Blue Chip Growth	687,711	94,772	(147,817)	634,666	—	2,443,094	1,128,032	22,060,994
Capital Appreciation	1,202,477	128,651	(204,343)	1,126,785	—	1,640,688	722,148	20,451,141
Capital Appreciation Value	3,078,018	869,289	(866,884)	3,080,423	490,432	4,154,296	325,246	36,533,821
China Emerging Leaders	846,660	23,177	(869,837)	—	140,317	72,042	(261,852)	—
Core Bond	—	88,609	(48,378)	40,231	9,977	—	(1,457)	522,595
Core High Yield Fund	195,931	58,398	(72,908)	181,421	135,938	—	(48,838)	1,774,296
Disciplined Value	503,514	105,445	(43,918)	565,041	83,527	385,937	10,990	10,204,637
Emerging Markets	4,418,660	876,803	(582,514)	4,712,949	766,752	—	(122,352)	40,767,006
Emerging Markets Debt	321,255	22,260	(20,023)	323,492	157,139	—	(27,847)	2,853,202
Emerging Markets Equity	—	421,641	—	421,641	—	—	—	3,567,084
Equity-Income	1,096,193	225,046	(35,960)	1,285,279	619,527	1,274,024	(43,305)	23,610,576
Financial Industries	1,259,680	190,664	(94,712)	1,355,632	208,622	—	(6,694)	23,316,866
Floating Rate Income	1,189,921	156,950	(78,388)	1,268,483	557,329	26,703	(19,192)	11,048,489
Fundamental Global Franchise	735,735	81,351	(87,117)	729,969	92,487	480,025	12,405	9,321,709
Fundamental Large Cap Value	1,246,009	177,504	(100,133)	1,323,380	156,175	912,908	24,162	17,323,039
Global Absolute Return Strategies	844,245	870,502	—	1,714,747	499,937	—	—	19,016,542
Global Bond	126,273	45,266	(84,300)	87,239	—	—	(21,667)	1,034,655
Global Equity	947,004	166,191	(44,253)	1,068,942	296,110	604,478	(21,500)	10,967,348
Global Income	412,868	120,764	(121,552)	412,080	254,741	—	(74,875)	3,754,047
Global Real Estate	591,248	141,186	(158,705)	573,729	135,200	—	56,384	5,048,814
Global Shareholder Yield	1,149,666	214,597	(86,462)	1,277,801	570,080	501,526	(36,856)	13,583,025
Global Short Duration Credit	298,648	88,222	(82,727)	304,143	178,793	907	(62,552)	2,709,910
Health Sciences	883,068	261,309	(588,322)	556,055	—	4,217,529	2,318,280	10,392,676
High Yield	219,498	75,336	(66,997)	227,837	157,249	—	(6,947)	1,879,658
International Core	285,508	62,213	(30,889)	316,832	328,232	—	162,950	9,793,281
International Growth Opportunities	490,492	116,830	(7,744)	599,578	58,120	246,836	(4,103)	7,110,999
International Growth Stock	585,202	87,035	(36,371)	635,866	143,540	215,667	69,210	7,827,510
International Small Cap	974,790	344,154	(22,273)	1,296,671	111,845	—	(38,683)	23,378,979
International Small Company	1,760,934	670,693	(53,475)	2,378,152	333,480	—	(54,743)	23,496,139
International Value	1,212,723	202,866	(278,796)	1,136,793	483,637	—	423,037	16,472,127
International Value Equity	532,358	134,330	(1,281)	665,407	135,605	325,343	(512)	5,336,563
Mid Cap Stock	1,132,062	268,125	(168,442)	1,231,745	—	3,327,144	(43,961)	25,521,746
Mid Value	1,171,596	221,117	(113,282)	1,279,431	166,803	2,416,916	(66,848)	19,767,213

72

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Natural Resources	1,083,734	226,955	—	1,310,689	81,172	—	—	14,129,225
Real Estate Equity	481,217	132,833	(174,244)	439,806	68,295	137,120	145,713	5,000,594
Real Return Bond	166,378	110,905	(59,477)	217,806	47,988	—	(56,058)	2,398,039
Redwood	853,084	87,643	(62,638)	878,089	—	458,517	(18,966)	9,509,707
Science & Technology	2,140,340	322,060	(363,994)	2,098,406	—	4,157,796	303,499	26,355,982
Short Duration Credit Opportunities	572,064	183,773	(125,308)	630,529	215,570	—	(48,441)	6,053,076
Small Cap Growth	582,199	147,340	(96,269)	633,270	—	741,357	(2,777)	6,275,707
Small Cap Value	300,782	96,470	(73,301)	323,951	35,325	311,747	7,925	6,135,625
Small Company Growth	272,477	57,059	(44,063)	285,473	—	609,723	11,074	5,692,325
Small Company Value	183,099	37,131	(33,824)	186,406	45,284	550,374	(60,982)	6,117,843
Spectrum Income	365,131	152,608	(98,456)	419,283	164,387	102,236	(41,209)	4,285,072
Strategic Equity Allocation	29,663,579	1,489,323	(882,963)	30,269,939	7,018,828	10,350,859	100,582	389,876,813
Strategic Growth	1,332,354	144,722	(181,723)	1,295,353	112,867	1,561,396	161,278	20,337,036
Strategic Income Opportunities	602,259	199,635	(181,147)	620,747	234,182	—	(23,688)	6,697,861
Total Return	275,012	52,681	(165,876)	161,817	104,883	6,105	(5,555)	2,213,655
U.S. Equity	1,207,118	297,671	(97,105)	1,407,684	195,714	2,608,459	(42,792)	15,949,058
U.S. High Yield Bond	168,143	55,600	(47,198)	176,545	134,613	83,332	(31,067)	1,975,537
Value	666,775	105,660	(65,483)	706,952	48,432	580,425	17,107	8,228,924
Value Equity Fund	706,169	54,664	(57,656)	703,177	50,790	—	17,244	7,052,862
					$16,222,596	$51,322,002	$3,183,225	$1,036,074,102
Retirement Living through 2030
Absolute Return Currency	2,656,125	1,318,080	(2,048,083)	1,926,122	—	$995,464	($1,890,312)	$17,123,224
Active Bond	943,242	291,247	(331,660)	902,829	$381,210	42,176	(30,794)	9,127,602
Alpha Opportunities	4,137,155	839,314	(365,850)	4,610,619	243,884	6,632,430	(211,774)	54,681,941
Asia Total Return Bond	641,103	17,365	—	658,468	159,763	—	—	5,886,708
Blue Chip Growth	794,041	102,853	(143,430)	753,464	—	2,809,603	951,572	26,190,402
Capital Appreciation	1,393,279	147,854	(214,887)	1,326,246	—	1,887,152	615,196	24,071,360
Capital Appreciation Value	3,551,536	903,661	(991,916)	3,463,281	564,840	4,784,579	547,312	41,074,515
China Emerging Leaders	904,412	24,758	(929,170)	—	149,888	76,956	(309,969)	—
Core Bond	—	239,714	(109,144)	130,570	27,272	—	(3,502)	1,696,101
Core High Yield Fund	514,658	145,893	(163,794)	496,757	364,924	—	(107,010)	4,858,281
Disciplined Value	582,487	133,611	(44,353)	671,745	95,668	442,034	38,689	12,131,719
Emerging Markets	4,711,005	936,477	(1,334,717)	4,312,765	817,723	—	70,281	37,305,415
Emerging Markets Debt	793,984	121,635	(44,386)	871,233	409,395	—	(62,386)	7,684,273
Emerging Markets Equity	—	702,807	—	702,807	—	—	—	5,945,744
Equity-Income	1,270,506	291,010	(44,480)	1,517,036	712,810	1,469,950	(30,190)	27,867,955
Financial Industries	1,430,357	208,650	(126,438)	1,512,569	237,496	—	(12,134)	26,016,185
Floating Rate Income	3,049,639	271,874	(81,722)	3,239,791	1,457,918	69,566	(18,796)	28,218,579
Fundamental Global Franchise	804,934	95,399	(117,915)	782,418	100,803	523,183	59,792	9,991,478
Fundamental Large Cap Value	1,441,433	267,234	(143,857)	1,564,810	179,799	1,050,997	41,641	20,483,357
Global Absolute Return Strategies	1,022,005	1,221,398	—	2,243,403	605,201	—	—	24,879,337
Global Bond	323,633	109,814	(199,789)	233,658	—	—	(65,106)	2,771,181
Global Equity	1,141,907	201,348	(75,311)	1,267,944	354,867	724,424	(22,973)	13,009,107
Global Income	1,053,521	325,796	(265,150)	1,114,167	683,836	—	(204,580)	10,150,065
Global Real Estate	713,374	154,478	(181,818)	686,034	159,815	—	171,164	6,037,098
Global Shareholder Yield	1,392,701	242,913	(116,122)	1,519,492	685,086	608,355	11,764	16,152,200
Global Short Duration Credit Fund	767,687	261,654	(195,136)	834,205	486,894	2,514	(156,189)	7,432,765
Health Sciences	1,028,421	287,390	(665,160)	650,651	—	4,638,475	3,114,423	12,160,668
High Yield	548,731	216,657	(168,386)	597,002	412,756	—	(31,233)	4,925,265
International Core	299,995	45,710	(36,149)	309,556	345,021	—	138,783	9,568,372
International Growth Opportunities	512,573	82,710	(10,441)	584,842	60,762	258,057	(6,005)	6,936,228
International Growth Stock	599,231	57,553	(31,040)	625,744	150,118	225,550	29,977	7,702,915
International Small Cap	1,044,918	332,032	(27,055)	1,349,895	118,737	—	(48,154)	24,338,599

73

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
International Small Company	1,881,082	636,074	(55,433)	2,461,723	353,273	—	(55,168)	24,321,824
International Value	1,370,615	178,683	(412,301)	1,136,997	502,197	—	384,247	16,475,088
International Value Equity	558,793	103,806	(5,069)	657,530	142,540	341,982	(7,338)	5,273,390
Mid Cap Stock	1,253,596	254,558	(195,849)	1,312,305	—	3,619,009	(1,790)	27,190,954
Mid Value	1,321,349	254,813	(165,448)	1,410,714	185,282	2,684,668	(43,774)	21,795,536
Natural Resources	1,192,538	250,632	—	1,443,170	89,321	—	—	15,557,378
Real Estate Equity	579,719	167,299	(221,893)	525,125	80,732	162,090	225,903	5,970,669
Real Return Bond	431,610	265,601	(128,646)	568,565	129,129	—	(106,097)	6,259,902
Redwood	909,717	93,772	(80,573)	922,916	—	483,960	(9,781)	9,995,177
Science & Technology	2,408,164	362,755	(357,047)	2,413,872	—	4,683,166	320,596	30,318,226
Short Duration Credit Opportunities	1,471,459	485,227	(277,652)	1,679,034	576,549	—	(118,758)	16,118,724
Small Cap Growth	571,498	119,973	(99,316)	592,155	—	713,469	(397)	5,868,252
Small Cap Value	263,406	115,721	(78,181)	300,946	32,723	288,781	13,473	5,699,923
Small Company Growth	261,776	49,149	(45,301)	265,624	—	573,429	13,376	5,296,551
Small Company Value	174,852	39,154	(40,809)	173,197	42,571	517,400	(56,958)	5,684,322
Spectrum Income	944,129	390,534	(195,828)	1,138,835	438,705	281,776	(90,047)	11,638,893
Strategic Equity Allocation	33,398,479	1,901,141	(1,857,530)	33,442,090	7,843,012	11,566,369	774,988	430,734,115
Strategic Growth	1,538,943	172,135	(186,249)	1,524,829	128,991	1,784,452	173,064	23,939,811
Strategic Income Opportunities	1,542,464	518,151	(392,295)	1,668,320	624,943	—	(56,561)	18,001,168
Total Return	705,572	135,775	(331,830)	509,517	271,789	15,977	(10,895)	6,970,192
U.S. Equity	1,472,246	352,336	(134,976)	1,689,606	236,931	3,157,798	66,236	19,143,237
U.S. High Yield Bond	420,369	156,129	(115,567)	460,931	352,379	229,136	(86,417)	5,157,816
Value	694,922	132,407	(81,451)	745,878	49,995	599,162	23,388	8,682,021
Value Equity Fund	818,965	99,974	(85,254)	833,685	58,430	—	28,409	8,361,861
					$22,105,978	$58,944,089	$3,959,186	$1,240,873,669
Retirement Living through 2025
Absolute Return Currency	3,030,884	1,273,761	(1,785,755)	2,518,890	—	$1,135,317	($1,768,355)	$22,392,932
Active Bond	2,580,672	925,979	(611,419)	2,895,232	$1,109,525	127,034	(61,285)	29,270,800
Alpha Opportunities	2,764,444	543,834	(288,031)	3,020,247	151,551	4,121,426	(74,959)	35,820,126
Asia Total Return Bond	1,000,860	27,110	—	1,027,970	249,414	—	—	9,190,055
Blue Chip Growth	744,886	91,893	(131,378)	705,401	—	2,552,192	1,180,289	24,519,751
Capital Appreciation	1,298,753	166,369	(231,708)	1,233,414	—	1,702,994	1,082,536	22,386,458
Capital Appreciation Value	4,680,821	1,010,788	(1,200,999)	4,490,610	734,258	6,219,668	650,892	53,258,629
China Emerging Leaders	887,034	24,283	(911,317)	—	147,008	75,478	(312,100)	—
Core Bond	—	1,118,496	(257,265)	861,231	133,406	—	(6,590)	11,187,392
Core High Yield Fund	782,822	296,532	(247,355)	831,999	599,920	—	(160,076)	8,136,949
Disciplined Value	590,703	133,677	(90,447)	633,933	95,880	443,015	22,915	11,448,831
Emerging Markets	4,340,696	914,318	(1,827,511)	3,427,503	760,896	—	186,571	29,647,902
Emerging Markets Debt	1,233,504	358,287	(73,972)	1,517,819	698,015	—	(102,492)	13,387,160
Emerging Markets Equity	—	814,404	—	814,404	—	—	—	6,889,856
Equity-Income	1,288,456	221,561	(66,246)	1,443,771	716,849	1,478,991	(45,995)	26,522,074
Financial Industries	1,472,779	238,168	(139,190)	1,571,757	241,241	—	(1,727)	27,034,228
Floating Rate Income	5,816,503	535,498	—	6,352,001	2,838,994	134,469	—	55,325,932
Fundamental Global Franchise	1,026,309	91,350	(127,954)	989,705	124,709	647,260	24,308	12,638,532
Fundamental Large Cap Value	1,461,877	207,174	(189,848)	1,479,203	176,543	1,031,965	70,486	19,362,765
Global Absolute Return Strategies	1,210,430	1,691,210	—	2,901,640	716,780	—	—	32,179,187
Global Bond	720,276	367,087	(327,184)	760,179	—	—	(84,412)	9,015,718
Global Equity	1,272,036	216,418	(103,875)	1,384,579	382,725	781,293	(15,818)	14,205,780
Global Income	1,915,253	889,870	(527,468)	2,277,655	1,350,090	—	(385,333)	20,749,440
Global Real Estate	894,712	215,500	(197,237)	912,975	194,728	—	279,486	8,034,176
Global Shareholder Yield	1,848,463	288,852	(149,819)	1,987,496	896,830	792,103	(86,873)	21,127,078
Global Short Duration Credit Fund	1,350,740	615,871	(351,753)	1,614,858	917,462	4,765	(263,878)	14,388,383
Health Sciences	1,035,310	281,785	(628,310)	688,785	—	4,548,012	2,876,176	12,873,392

74

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
High Yield	1,092,973	306,666	(394,917)	1,004,722	730,261	—	61,597	8,288,960
International Core	264,456	46,998	(20,282)	291,172	325,849	—	49,201	9,000,128
International Growth Opportunities	496,534	70,188	(18,127)	548,595	56,661	240,640	(14,755)	6,506,336
International Growth Stock	568,199	68,238	(48,526)	587,911	139,922	210,231	50,876	7,237,181
International Small Cap	986,880	348,004	(58,762)	1,276,122	109,061	—	(89,553)	23,008,476
International Small Company	1,783,468	656,259	(102,928)	2,336,799	324,535	—	(101,316)	23,087,579
International Value	1,076,325	177,069	(183,833)	1,069,561	468,218	—	105,837	15,497,935
International Value Equity	538,047	97,969	(17,562)	618,454	134,664	323,086	(13,354)	4,959,999
Mid Cap Stock	1,218,567	243,699	(213,457)	1,248,809	—	3,406,514	120,394	25,875,314
Mid Value	1,219,164	222,899	(142,734)	1,299,329	165,544	2,398,667	35,616	20,074,639
Natural Resources	1,202,686	283,431	—	1,486,117	90,081	—	—	16,020,338
Real Estate Equity	645,783	152,813	(210,404)	588,192	86,710	174,091	293,426	6,687,748
Real Return Bond	777,701	546,147	(211,090)	1,112,758	248,117	—	(141,716)	12,251,465
Redwood	1,129,819	104,490	(84,393)	1,149,916	—	584,603	(6,819)	12,453,592
Science & Technology	2,424,548	354,291	(458,458)	2,320,381	—	4,573,896	638,091	29,143,984
Short Duration Credit Opportunities	2,898,258	1,176,862	(461,977)	3,613,143	1,228,915	—	(212,368)	34,686,176
Small Cap Growth	488,723	129,262	(95,171)	522,814	—	591,796	8,104	5,181,089
Small Cap Value	177,246	157,205	(66,472)	267,979	28,352	250,209	19,148	5,075,518
Small Company Growth	226,522	52,002	(44,052)	234,472	—	477,250	24,396	4,675,365
Small Company Value	155,535	28,165	(29,830)	153,870	36,664	445,602	78,809	5,050,026
Spectrum Income	1,852,456	918,019	(261,803)	2,508,672	937,730	620,218	(91,064)	25,638,625
Strategic Equity Allocation	33,389,427	1,821,333	(2,272,591)	32,938,169	7,588,912	11,191,683	1,810,209	424,243,613
Strategic Growth	1,444,408	179,163	(202,476)	1,421,095	118,693	1,641,990	239,304	22,311,186
Strategic Income Opportunities	3,101,845	1,188,868	(625,234)	3,665,479	1,332,937	—	(101,764)	39,550,513
Total Return	1,925,736	461,424	(778,822)	1,608,338	744,081	43,026	(49,827)	22,002,065
U.S. Equity	2,003,386	493,293	(245,664)	2,251,015	311,922	4,157,276	83,161	25,504,000
U.S. High Yield Bond	837,015	252,911	(310,515)	779,411	624,850	391,368	(103,757)	8,721,605
Value	694,455	125,482	(106,092)	713,845	48,209	577,753	44,212	8,309,155
Value Equity Fund	830,027	69,801	(114,098)	785,730	58,317	—	32,789	7,880,876
					$29,176,029	$58,095,881	$5,772,643	$1,409,917,012
Retirement Living through 2020
Absolute Return Currency	2,760,419	772,202	(1,417,692)	2,114,929	—	$944,948	($1,394,624)	$18,801,723
Active Bond	4,447,455	1,031,413	(910,828)	4,568,040	$1,822,603	208,644	(86,997)	46,182,889
Alpha Opportunities	985,275	235,236	(155,393)	1,065,118	52,637	1,431,458	92,386	12,632,298
Asia Total Return Bond	1,294,584	35,066	—	1,329,650	322,610	—	—	11,887,075
Blue Chip Growth	482,009	60,808	(109,690)	433,127	—	1,629,978	1,362,133	15,055,487
Capital Appreciation	842,824	103,758	(190,892)	755,690	—	1,090,389	1,294,456	13,715,769
Capital Appreciation Value	3,888,932	675,900	(1,028,255)	3,536,577	606,136	5,134,388	662,633	41,943,801
China Emerging Leaders	627,160	17,168	(644,328)	—	103,939	53,365	(286,929)	—
Core Bond	—	1,298,005	(261,474)	1,036,531	161,574	—	(4,324)	13,464,540
Core High Yield Fund	957,084	238,530	(275,902)	919,712	689,424	—	(176,301)	8,994,782
Disciplined Value	379,062	85,383	(74,828)	389,617	60,990	281,806	37,966	7,036,474
Emerging Markets	2,856,812	643,291	(1,809,042)	1,691,061	506,795	—	1,219,550	14,627,676
Emerging Markets Debt	1,232,111	268,662	(133,838)	1,366,935	666,695	—	(191,693)	12,056,371
Emerging Markets Equity	—	689,010	—	689,010	—	—	—	5,829,021
Equity-Income	826,871	120,955	(59,604)	888,222	456,260	950,500	(38,759)	16,316,636
Financial Industries	1,116,847	179,402	(183,509)	1,112,740	180,151	—	(13,520)	19,139,133
Floating Rate Income	7,134,422	496,493	(386,312)	7,244,603	3,436,895	163,614	(278,992)	63,100,495
Fundamental Global Franchise	840,390	80,688	(163,491)	757,587	100,533	521,785	79,317	9,674,384
Fundamental Large Cap Value	938,134	118,149	(152,156)	904,127	111,516	651,856	92,254	11,835,029
Global Absolute Return Strategies	1,215,647	1,299,159	—	2,514,806	719,870	—	—	27,889,195
Global Bond	1,103,613	351,695	(338,274)	1,117,034	—	—	(78,249)	13,248,020
Global Equity	1,071,102	174,564	(137,979)	1,107,687	318,872	650,945	(14,035)	11,364,868

75

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Global Income	2,112,204	663,857	(537,834)	2,238,227	1,377,019	—	(381,515)	20,390,246
Global Real Estate	946,365	218,975	(242,420)	922,920	202,775	—	300,020	8,121,692
Global Shareholder Yield	1,543,465	222,150	(210,972)	1,554,643	731,290	657,763	(32,137)	16,525,854
Global Short Duration Credit Fund	1,598,717	495,484	(381,436)	1,712,765	1,012,916	5,352	(281,359)	15,260,733
Health Sciences	791,852	246,255	(527,560)	510,547	—	3,327,578	3,317,282	9,542,128
High Yield	1,201,448	242,160	(356,681)	1,086,927	806,050	—	60,410	8,967,149
International Core	189,919	30,347	(11,902)	208,364	241,492	—	(6,321)	6,440,526
International Growth Opportunities	374,679	43,318	(24,053)	393,944	41,677	177,005	(18,795)	4,672,179
International Growth Stock	410,079	46,072	(34,435)	421,716	103,486	155,486	6,556	5,191,324
International Small Cap	679,901	157,109	(31,795)	805,215	73,941	—	(38,047)	14,518,027
International Small Company	1,227,777	303,021	(60,726)	1,470,072	220,986	—	(49,830)	14,524,312
International Value	751,994	131,623	(111,326)	772,291	345,307	—	(102,755)	11,190,490
International Value Equity	404,314	73,511	(34,639)	443,186	100,610	241,384	(22,122)	3,554,352
Mid Cap Stock	781,959	156,404	(181,195)	757,168	—	2,162,761	130,727	15,688,530
Mid Value	871,104	136,396	(165,179)	842,321	117,008	1,695,405	(10,941)	13,013,864
Natural Resources	999,950	183,731	—	1,183,681	74,896	—	—	12,760,084
Real Estate Equity	543,338	118,086	(188,458)	472,966	72,505	145,572	269,209	5,377,629
Real Return Bond	976,768	458,915	(278,212)	1,157,471	296,985	—	(127,816)	12,743,760
Redwood	934,853	48,699	(93,763)	889,789	—	476,797	(8,569)	9,636,413
Science & Technology	1,785,924	256,550	(379,767)	1,662,707	—	3,312,067	603,102	20,883,602
Short Duration Credit Opportunities	3,982,282	1,087,064	(660,061)	4,409,285	1,565,602	—	(284,088)	42,329,133
Small Cap Growth	337,092	92,946	(79,306)	350,732	—	402,890	147,878	3,475,755
Small Cap Value	162,378	73,066	(54,037)	181,407	20,313	179,265	21,799	3,435,842
Small Company Growth	145,920	49,127	(36,693)	158,354	—	333,195	(3,923)	3,157,572
Small Company Value	112,948	18,515	(26,950)	104,513	26,350	320,252	142,768	3,430,113
Spectrum Income	2,524,618	866,194	(371,617)	3,019,195	1,189,346	795,357	(126,116)	30,856,177
Strategic Equity Allocation	23,854,578	1,412,471	(2,990,510)	22,276,539	5,365,241	7,912,323	5,437,323	286,921,819
Strategic Growth	934,582	114,050	(178,473)	870,159	76,131	1,053,195	365,247	13,661,502
Strategic Income Opportunities	4,216,796	885,629	(629,443)	4,472,982	1,715,293	—	(93,332)	48,263,479
Total Return	3,319,570	439,906	(1,230,086)	2,529,390	1,269,621	74,967	(123,509)	34,602,049
U.S. Equity	1,692,123	347,348	(259,385)	1,780,086	258,865	3,450,126	135,965	20,168,376
U.S. High Yield Bond	920,006	205,217	(282,711)	842,512	689,075	442,880	(84,337)	9,427,711
Value	402,845	87,661	(72,565)	417,941	27,644	331,293	43,921	4,864,838
Value Equity Fund	533,071	35,010	(87,571)	480,510	37,109	—	31,485	4,819,516
					$28,377,033	$41,366,589	$11,494,452	$1,133,212,442
Retirement Living through 2015
Absolute Return Currency	1,540,829	448,077	(866,759)	1,122,147	—	$520,879	($755,575)	$9,975,888
Active Bond	3,938,059	535,160	(814,127)	3,659,092	$1,505,344	170,670	1,217	36,993,417
Alpha Opportunities	349,746	51,267	(243,365)	157,648	18,831	512,120	196,819	1,869,709
Asia Total Return Bond	895,187	24,248	—	919,435	223,081	—	—	8,219,752
Blue Chip Growth	195,507	37,613	(60,385)	172,735	—	642,405	879,255	6,004,270
Capital Appreciation	341,212	56,232	(101,144)	296,300	—	429,521	774,934	5,377,843
Capital Appreciation Value	2,230,531	301,852	(637,851)	1,894,532	337,982	2,862,942	831,180	22,469,145
China Emerging Leaders	285,509	7,816	(293,325)	—	47,317	24,294	(162,495)	—
Core Bond	—	1,130,395	(200,838)	929,557	139,657	—	(838)	12,074,952
Core High Yield Fund	591,405	101,591	(194,294)	498,702	384,837	—	(110,793)	4,877,305
Disciplined Value	151,473	33,780	(32,415)	152,838	23,590	109,000	153,690	2,760,257
Emerging Markets	1,321,819	293,170	(1,017,751)	597,238	233,841	—	2,100,939	5,166,105
Emerging Markets Debt	833,103	62,410	(83,144)	812,369	411,376	—	(115,641)	7,165,095
Emerging Markets Equity	—	306,773	—	306,773	—	—	—	2,595,297
Equity-Income	330,387	63,915	(56,867)	337,435	162,049	343,403	184,050	6,198,676
Financial Industries	355,761	6,148	(73,744)	288,165	56,062	—	(497)	4,956,443
Floating Rate Income	5,010,665	267,157	(795,168)	4,482,654	2,295,115	111,928	(427,378)	39,043,915

76

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Fundamental Global Franchise	424,435	33,002	(107,767)	349,670	49,602	257,442	242,644	4,465,288
Fundamental Large Cap Value	374,848	60,073	(83,094)	351,827	43,355	253,430	57,957	4,605,419
Global Absolute Return Strategies	850,137	447,580	—	1,297,717	503,426	—	—	14,391,686
Global Bond	889,523	149,515	(230,203)	808,835	—	—	(24,817)	9,592,779
Global Equity	401,969	124,092	(80,751)	445,310	116,860	238,557	63,642	4,568,883
Global Income	1,322,672	243,109	(321,966)	1,243,815	784,084	—	(180,213)	11,331,152
Global Real Estate	466,082	53,219	(135,444)	383,857	97,482	—	347,860	3,377,942
Global Shareholder Yield	914,398	101,719	(174,485)	841,632	414,944	377,917	207,557	8,946,551
Global Short Duration Credit Fund	993,777	198,827	(233,534)	959,070	581,317	3,124	(172,910)	8,545,312
Health Sciences	252,835	76,583	(172,352)	157,066	—	1,236,043	1,155,139	2,935,561
High Yield	833,081	93,158	(335,734)	590,505	474,834	—	193,943	4,871,662
International Core	80,313	10,245	(7,239)	83,319	99,036	—	8,328	2,575,391
International Growth Opportunities	158,946	14,846	(14,864)	158,928	17,370	73,773	(9,746)	1,884,886
International Growth Stock	174,354	15,146	(19,980)	169,520	42,922	64,489	19,102	2,086,788
International Small Cap	302,062	98,318	(53,886)	346,494	31,997	—	(20,365)	6,247,281
International Small Company	538,050	174,099	(85,716)	626,433	94,496	—	(23,163)	6,189,161
International Value	314,701	42,784	(46,231)	311,254	143,666	—	(29,436)	4,510,078
International Value Equity	169,752	26,013	(18,186)	177,579	40,957	98,263	2,487	1,424,184
Mid Cap Stock	329,743	69,528	(95,368)	303,903	—	890,356	97,624	6,296,875
Mid Value	365,464	54,044	(86,785)	332,723	47,871	693,638	33,100	5,140,563
Natural Resources	500,468	42,839	—	543,307	37,485	—	—	5,856,849
Real Estate Equity	291,354	53,191	(112,374)	232,171	37,960	76,214	538,834	2,639,788
Real Return Bond	637,369	184,977	(158,221)	664,125	182,946	—	(42,722)	7,312,021
Redwood	479,080	22,407	(83,566)	417,921	—	237,236	60,781	4,526,080
Science & Technology	565,307	88,522	(140,912)	512,917	—	1,026,192	(75,624)	6,442,238
Short Duration Credit Opportunities	2,522,790	451,875	(516,721)	2,457,944	904,444	—	(181,900)	23,596,258
Small Cap Growth	279,437	47,137	(188,225)	138,349	—	326,213	167,412	1,371,042
Small Cap Value	84,220	6,733	(23,707)	67,246	7,779	68,646	11,441	1,273,647
Small Company Growth	—	55,189	—	55,189	—	—	—	1,100,467
Small Company Value	44,118	5,364	(10,978)	38,504	10,050	122,150	111,989	1,263,705
Spectrum Income	1,598,740	382,205	(308,153)	1,672,792	690,092	459,880	(44,778)	17,095,935
Strategic Equity Allocation	10,694,936	464,627	(2,034,531)	9,125,032	2,344,178	3,457,135	6,169,561	117,530,413
Strategic Growth	379,163	63,869	(101,138)	341,894	30,087	416,223	304,380	5,367,743
Strategic Income Opportunities	2,610,717	459,241	(580,510)	2,489,448	982,356	—	(45,573)	26,861,148
Total Return	2,939,358	137,515	(1,052,257)	2,024,616	1,105,230	66,297	(43,131)	27,696,742
U.S. Equity	1,079,359	199,666	(242,278)	1,036,747	161,445	2,151,723	397,375	11,746,341
U.S. High Yield Bond	637,522	86,503	(262,705)	461,320	406,901	247,571	30,573	5,162,171
Value	185,894	31,227	(44,222)	172,899	12,432	148,984	35,147	2,012,550
Value Equity Fund	213,145	23,330	(48,594)	187,881	14,428	—	18,537	1,884,449
					$16,351,114	$18,718,658	$12,929,902	$560,475,098
Retirement Living through 2010
Absolute Return Currency	932,930	163,899	(450,523)	646,306	—	$266,819	($352,526)	$5,745,657
Active Bond	3,269,379	266,970	(788,326)	2,748,023	$1,193,055	131,664	38,353	27,782,504
Alpha Opportunities	155,881	27,462	(68,352)	114,991	8,481	230,649	(50,593)	1,363,790
Asia Total Return Bond	627,872	17,008	—	644,880	156,466	—	—	5,765,223
Blue Chip Growth	102,436	22,076	(38,489)	86,023	—	345,287	306,168	2,990,166
Capital Appreciation	179,105	35,657	(65,781)	148,981	—	231,304	309,782	2,704,012
Capital Appreciation Value	1,141,317	168,789	(343,958)	966,148	173,719	1,471,519	514,618	11,458,516
China Emerging Leaders	113,765	3,114	(116,879)	—	18,854	9,680	(80,710)	—
Core Bond	—	802,373	(163,518)	638,855	98,384	—	(672)	8,298,729
Core High Yield Fund	376,513	37,497	(133,308)	280,702	237,796	—	(89,647)	2,745,264
Disciplined Value	88,626	11,775	(23,613)	76,788	14,013	64,749	94,488	1,386,786
Emerging Markets	519,310	116,708	(384,873)	251,145	92,092	—	812,581	2,172,400

77

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Emerging Markets Debt	612,849	34,568	(132,736)	514,681	298,437	—	(188,603)	4,539,489
Emerging Markets Equity		145,736	—	145,736	—	—	—	1,232,927
Equity-Income	191,442	25,456	(40,598)	176,300	96,546	206,049	25,591	3,238,627
Financial Industries	51,370	2,546	(17,085)	36,831	8,138	—	(5,138)	633,496
Floating Rate Income	3,620,751	188,018	(787,058)	3,021,711	1,614,195	80,932	(346,964)	26,319,107
Fundamental Global Franchise	229,217	24,217	(66,455)	186,979	27,392	142,167	117,247	2,387,728
Fundamental Large Cap Value	219,288	31,334	(66,985)	183,637	26,021	152,105	51,445	2,403,806
Global Absolute Return Strategies	594,755	212,365	(9,711)	797,409	352,196	—	(194)	8,843,264
Global Bond	688,960	96,459	(222,564)	562,855	—	—	(22,354)	6,675,457
Global Equity	237,090	72,627	(53,320)	256,397	70,613	144,148	34,573	2,630,629
Global Income	856,398	121,041	(277,330)	700,109	487,464	—	(125,489)	6,377,994
Global Real Estate	227,175	43,943	(87,148)	183,970	48,904	—	203,302	1,618,936
Global Shareholder Yield	498,676	73,150	(117,321)	454,505	226,825	208,376	71,761	4,831,392
Global Short Duration Credit Fund	655,585	86,693	(182,142)	560,136	366,672	1,982	(137,928)	4,990,813
Health Sciences	37,399	11,625	(27,334)	21,690	—	187,619	181,712	405,383
High Yield	514,278	42,400	(223,880)	332,798	290,206	—	213,810	2,745,580
International Core	35,199	4,396	(2,092)	37,503	43,497	—	2,504	1,159,223
International Growth Opportunities	69,119	7,559	(5,381)	71,297	7,705	32,721	(2,522)	845,587
International Growth Stock	75,835	6,432	(6,151)	76,116	19,079	28,666	3,560	936,987
International Small Cap	145,174	35,511	(21,077)	159,608	15,923	—	(9,226)	2,877,728
International Small Company	263,416	65,943	(36,474)	292,885	47,685	—	(9,280)	2,893,702
International Value	135,482	20,708	(22,209)	133,981	64,401	—	(26,490)	1,941,381
International Value Equity	74,339	11,577	(6,448)	79,468	18,054	43,316	97	637,330
Mid Cap Stock	154,111	36,200	(54,246)	136,065	—	427,501	61,661	2,819,271
Mid Value	232,978	42,989	(94,864)	181,103	31,315	453,749	37,169	2,798,043
Natural Resources	247,698	16,909	—	264,607	18,553	—	—	2,852,461
Real Estate Equity	171,916	47,246	(86,417)	132,745	23,019	46,216	333,649	1,509,305
Real Return Bond	430,347	106,090	(135,708)	400,729	120,589	—	(70,709)	4,412,031
Redwood	293,423	16,251	(53,248)	256,426	—	153,295	33,943	2,777,097
Science & Technology	80,860	14,511	(21,971)	73,400	—	151,491	(6,759)	921,905
Short Duration Credit Opportunities	1,637,224	149,285	(345,977)	1,440,532	565,352	—	(96,707)	13,829,107
Small Cap Growth	119,129	27,526	(91,563)	55,092	—	143,270	14,748	545,963
Small Cap Value	35,821	4,685	(13,046)	27,460	3,381	29,833	3,570	520,087
Small Company Growth	—	19,119	—	19,119	—	—	—	381,232
Small Company Value	19,031	3,599	(6,783)	15,847	4,477	54,416	46,576	520,087
Spectrum Income	1,039,504	193,901	(245,062)	988,343	430,354	282,863	(8,758)	10,100,862
Strategic Equity Allocation	5,211,561	389,474	(1,181,633)	4,419,402	1,169,615	1,724,914	3,219,902	56,921,895
Strategic Growth	190,211	43,745	(62,325)	171,631	16,042	221,922	15,993	2,694,600
Strategic Income Opportunities	1,710,008	209,492	(457,602)	1,461,898	611,921	—	52,660	15,773,879
Total Return	2,433,245	148,568	(1,069,706)	1,512,107	895,751	53,417	(8,750)	20,685,624
U.S. Equity	589,628	139,933	(166,622)	562,939	90,120	1,201,109	121,998	6,378,095
U.S. High Yield Bond	392,647	42,117	(174,367)	260,397	249,141	151,743	9,086	2,913,838
Value	—	39,151	—	39,151	—	—	—	455,714
Value Equity Fund	123,046	6,177	(32,054)	97,169	8,528	—	12,986	974,603
					$10,360,971	$9,075,491	$5,305,514	$314,365,312

78

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios' investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Retirement Living through 2010 Portfolio, John Hancock Retirement Living through 2015 Portfolio, John Hancock Retirement Living through 2020 Portfolio, John Hancock Retirement Living through 2025 Portfolio, John Hancock Retirement Living through 2030 Portfolio, John Hancock Retirement Living through 2035 Portfolio, John Hancock Retirement Living through 2040 Portfolio, John Hancock Retirement Living through 2045 Portfolio, John Hancock Retirement Living through 2050 Portfolio, and John Hancock Retirement Living through 2055 Portfolio, each a portfolio of John Hancock Funds II (the "Trust"), at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 23, 2015

79

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of each portfolio, if any, paid during its taxable year ended August 31, 2015.

Each portfolio reports the maximum amount allowable of net taxable income as eligible for the corporate dividends-received deduction.

Each portfolio reports the maximum amount allowable of net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources.

Portfolio	Foreign Sourced Income	Foreign Tax Credit
Retirement Living through 2045 Portfolio	$1,966,723	$237,489
Retirement Living through 2040 Portfolio	2,050,665	246,645
Retirement Living through 2035 Portfolio	2,620,417	313,462
Retirement Living through 2030 Portfolio	2,915,244	341,122
Retirement Living through 2025 Portfolio	2,979,218	334,749
Retirement Living through 2020 Portfolio	2,303,584	243,220
Retirement Living through 2015 Portfolio	1,145,790	116,536

The portfolios below paid the following amounts in capital gain dividends.

Portfolio	Capital gain
Retirement Living through 2050 Portfolio	$5,985,124
Retirement Living through 2045 Portfolio	24,995,009
Retirement Living through 2040 Portfolio	25,144,211
Retirement Living through 2035 Portfolio	31,518,326
Retirement Living through 2030 Portfolio	38,663,065
Retirement Living through 2025 Portfolio	43,143,916
Retirement Living through 2020 Portfolio	35,322,315
Retirement Living through 2015 Portfolio	25,131,015
Retirement Living through 2010 Portfolio	12,925,141

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.

80

Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the "Board") of John Hancock Funds II (the "Trust") of the Advisory Agreement (the "Advisory Agreement") and each of the Subadvisory Agreements (the "Subadvisory Agreements") with respect to each of the portfolios of the Trust included in this report (the "Funds" or the "Funds of Funds"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2015 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Advisers, LLC (the "Advisor") and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, a "Subadvisor" and collectively, the "Subadvisors") with respect to each of the Funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds' benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, to be provided to the Funds by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer ("CCO") regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with Fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;

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(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and
(f)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board reviewed Fund performance against each Fund's respective benchmarks and also concluded that the performance of each of the Funds generally has been in line with or outperformed the historical performance of comparable funds over the longer-term, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fees of the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as any actions taken over the past several years to reduce the Funds' operating expenses. The Board also noted that, in addition, each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and a Subadvisor's services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the Fund of Funds, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying funds.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including each Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that the Funds' Subadvisors are affiliates of the Advisor;
(h)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust's distributor also receives Rule 12b-1 payments to support distribution of the products;

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(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)	with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (the Subadvisors), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios are each of the Funds of Funds of the Trust and John Hancock Variable Insurance Trust. The Funds of Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)	reviewed the Trust's advisory fee structure and concluded that: (i) the Funds' fee structures contain breakpoints at the advisory fee level; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds; and
(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to each Subadvisor's compensation program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor's compliance program and any disciplinary history. The Board also considered each Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

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In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors' relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund's Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and the benchmark index and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor's focus on each Subadvisor's performance. The Board also noted each Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds over the longer-term, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	the subadvisory fees are paid by the Advisor and not the Funds.

In addition, the Trustees reviewed the subadvisory fee to be paid to each Subadvisor for the Funds of Funds and concluded that such subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying funds of the Funds of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying funds.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular Fund is set forth in Appendix A.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

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APPENDIX A

Portfolio (subadvisors)	Performance of Portfolio, as of 12.31.2014	Fees and expenses	Comments
JHF II Retirement Living through 2010 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods.

The Board took into account management's discussion of the fund's expenses.

JHF II Retirement Living through 2015 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are equal to the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods.
JHF II Retirement Living through 2020 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods.
JHF II Retirement Living through 2025 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods.
JHF II Retirement Living through 2030 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods.
JHF II Retirement Living through 2035 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods.

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Portfolio (subadvisors)	Performance of Portfolio, as of 12.31.2014	Fees and expenses	Comments
JHF II Retirement Living through 2040 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods.
JHF II Retirement Living through 2045 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-, three- and five-year periods. Lipper Category - The fund outperformed the average for the one-, three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods.
JHF II Retirement Living through 2050 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one- and three-year periods. Lipper Category - The fund outperformed the average for the one- and three-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one- and three-year periods.

The Board took into account management's discussion of the fund's expenses.

JHF II Retirement Living through 2055 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed since inception. Lipper Category - The fund underperformed the average since inception.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including differences in the fund's investment strategies relative to the Lipper peer group.

The Board also noted the relatively short performance history of the fund.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.

Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

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Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

89

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

90

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Retirement Living Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250819	LCA 8/15 10/15

John Hancock

Retirement Choices Portfolios

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Retirement Choices Portfolios

2	Retirement Choices Portfolios at a glance
3	Discussion of portfolio performance
8	John Hancock Retirement Choices at 2055 Portfolio
9	John Hancock Retirement Choices at 2050 Portfolio
10	John Hancock Retirement Choices at 2045 Portfolio
11	John Hancock Retirement Choices at 2040 Portfolio
12	John Hancock Retirement Choices at 2035 Portfolio
13	John Hancock Retirement Choices at 2030 Portfolio
14	John Hancock Retirement Choices at 2025 Portfolio
15	John Hancock Retirement Choices at 2020 Portfolio
16	John Hancock Retirement Choices at 2015 Portfolio
17	John Hancock Retirement Choices at 2010 Portfolio
18	Your expenses
22	Portfolios' investments
26	Financial statements
34	Financial highlights
44	Notes to financial statements
58	Auditor's report
59	Tax information
60	Continuation of investment advisory and subadvisory agreements
66	Trustees and Officers
69	More information

1

Retirement Choices Portfolios at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

The Retirement Choices Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Retirement Choices Portfolios with dates farther off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to a more conservative mix to lessen risk and narrow the range of possible outcomes at the retirement date.
•	Upon reaching the retirement date, the allocation ceases to shift; we expect that the participant may then wish to use the savings to seek a retirement income solution.

JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Retirement Choices Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

2

Discussion of portfolio performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

What was the market environment like during the year ended August 31, 2015?

The global capital markets posed a number of challenges to investors over the course of the year. While U.S. large-cap equity and core bond markets posted positive returns, many other asset classes did not. Key themes included slow economic growth, falling commodity prices, diverging monetary policies among the world's major central banks, and a surging U.S. dollar, which appreciated relative to most other currencies during the period.

Stocks demonstrated wide performance dispersion. Emerging-market equity indexes generally declined by more than 20%, and international developed-market equity indexes were down, albeit by a less dramatic degree. The S&P 500 Index was just positive (0.48%), masking a material spread between growth- and value-oriented stocks: The Russell 1000 Growth Index was up 4.26% while the Russell 1000 Value Index fell 3.48%.

Core U.S. investment-grade bond indexes were positive, but high-yield credit indexes were down. Broadly speaking, international fixed-income markets fell as well.

What drove the increase in global market volatility late in the period?

When the S&P 500 Index declined 11.2% from August 17 through August 25, we saw the first correction exceeding 10% since 2011. In our view, the choppy equity price movements were not indicative of dire economic or market fundamentals. Given the extended period of fairly consistent market gains, many investors had been anticipating a pullback for some time.

Moreover, a series of major capital market regime changes intensified, which included a downward shift in oil prices, competing currency devaluations, and a generational transition in the Chinese economy. Finally, the uncertainty about the timing and impact of the U.S. Federal Reserve's next interest-rate hike, which will be the first since 2006, appeared to rattle market participants as well.

Erratic asset price behavior is as old as economic history itself. Although it's uncomfortable, market volatility is not entirely without its virtues. As asset allocators, it can present an opportunity to take advantage of temporary equity market weaknesses in an effort to improve each portfolio's long-run prospective return profile.

Could you recap the goal of the portfolios?

The portfolios seek to participate in the upside potential of the broader stock and bond markets, especially early in an investor's lifecycle, while increasingly aiming to protect capital in the years drawing closer to the investor's retirement date. The asset allocation continues to shift gradually until the target retirement date is reached. Far-dated portfolios allow for greater capital appreciation potential, and near-dated portfolios have a more conservative allocation.

3

RETIREMENT CHOICES AT 2055 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 3.52%. The portfolio's custom blended benchmark declined 2.47%, and the Morningstar target date 2051+ fund category average declined 3.55%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's allocation to the energy and materials sectors of the equity market suffered. A nonbenchmark position in high-yield credit also weighed on returns. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

RETIREMENT CHOICES AT 2050 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 3.75%. The portfolio's custom blended benchmark declined 2.47%, and the Morningstar target date 2046-2050 fund category average declined 3.92%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's allocation to the energy and materials sectors of the equity market suffered. A nonbenchmark position in high-yield credit also weighed on returns. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

RETIREMENT CHOICES AT 2045 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 3.80%. The portfolio's custom blended benchmark declined 2.47%, and the Morningstar target date 2041-2045 fund category average declined 3.72%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's allocation to the energy and materials sectors of the equity market suffered. A nonbenchmark position in high-yield credit also weighed on returns. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

RETIREMENT CHOICES AT 2040 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 3.83%. The portfolio's custom blended benchmark declined 2.36%, and the Morningstar target date 2036-2040 fund category average declined 3.79%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's allocation to the energy and materials sectors of the equity market suffered. A nonbenchmark position in high-yield credit also weighed on returns. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

4

RETIREMENT CHOICES AT 2035 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 3.50%. The portfolio's custom blended benchmark declined 2.05%, and the Morningstar target date 2031-2035 fund category average declined 3.44%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's allocation to the energy and materials sectors of the equity market suffered. A nonbenchmark position in high-yield credit also weighed on returns. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

RETIREMENT CHOICES AT 2030 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 3.03%. The portfolio's custom blended benchmark declined 1.59%, and the Morningstar target date 2026-2030 fund category average declined 3.31%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's allocation to the energy and materials sectors of the equity market suffered. A nonbenchmark position in high-yield credit also weighed on returns. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

RETIREMENT CHOICES 2055-2010 PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the twelve months ended 8/31/15

5

RETIREMENT CHOICES AT 2025 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 2.20%. The portfolio's custom blended benchmark declined 0.71%, and the Morningstar target date 2021-2025 fund category average declined 2.82%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's allocation to the energy and materials sectors of the equity market suffered. A nonbenchmark position in high-yield credit also weighed on returns. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

RETIREMENT CHOICES AT 2020 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 1.36%. The portfolio's custom blended benchmark was up 0.24%, and the Morningstar target date 2016-2020 fund category average declined 2.58%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's allocation to the energy sector of the equity market suffered. A nonbenchmark position in high-yield credit also weighed on returns. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

RETIREMENT CHOICES AT 2015 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 0.10%. The portfolio's custom blended benchmark was up 1.18%, and the Morningstar target date 2011-2015 fund category average declined 2.31%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Nonbenchmark positions in high-yield credit and U.S. Treasury Inflation-Protected Securities (TIPS) weighed on returns. Global natural resource prices plunged, and the portfolio's modest allocation to the energy sector of the equity market suffered. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns.

Market index total returns

For the year ended August 31, 2015

U.S. Stocks	S&P 500 Index	0.48%
	Russell Midcap Index	0.02%
	Russell 2000 Index	0.03%
	FTSE NAREIT All Equity REIT Index	-0.33%
International Stocks	MSCI EAFE Index	-7.07%
	MSCI Emerging Markets Index	-22.67%
	MSCI EAFE Small Cap Index	-1.53%
Fixed Income	Barclays U.S. Aggregate Bond Index	1.55%
	Bank of America Merrill Lynch U.S. High Yield Master II Index	-3.06%
	JPMorgan Global Government Bonds Unhedged Index	-6.21%

6

RETIREMENT CHOICES AT 2010 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 0.19%. The portfolio's custom blended benchmark was up 1.19%, and the Morningstar target date 2000-2010 fund category average declined 2.34%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Nonbenchmark positions in high-yield credit and U.S. Treasury Inflation-Protected Securities (TIPS) weighed on returns. Global natural resource prices plunged, and the portfolio's modest allocation to the energy sector of the equity market suffered. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns.

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Steven E. Medina, CFA On the portfolio since 2010 Investing since 1994
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

1 The S&P 500 Index is composed of 500 widely held common stocks. The Barclays U.S. Aggregate Bond Index includes U.S. government, corporate, and mortgage-backed securities with maturities up to 30 years. These indexes are the portfolios' primary benchmarks. The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
3 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an exchange-traded fund (ETF) generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the portfolio. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Hedging and other strategic transactions may increase volatility of a portfolio and could result in a significant loss. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates farther off initially allocate more aggressively to stock funds. As a portfolio approaches its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolio's prospectuses for additional information.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

John Hancock Retirement Choices at 2055 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2055 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 82% S&P 500 Index and 18% Barclays U.S. Aggregate Bond Index.

Index 4 is 57.4% Russell 3000 Index, 24.6% MSCI AC World ex-US Index, 18% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	71.5%
Equity	70.6%
Fixed Income	0.9%
Unaffiliated Investment Companies/ Exchange Traded Funds	28.5%
Fixed Income	17.2%
Equity	11.3%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R1[1]	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1-year	-4.04	-3.85	-3.67	-3.48	-3.52	0.48	1.55	0.76	-2.47
Since inception	1.32	1.60	1.80	2.00	1.91	6.10	3.22	5.65	2.82
Cumulative returns
Since inception	1.91	2.30	2.59	2.89	2.75	8.87	4.66	8.21	4.07

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	3.18	2.93	2.78	2.43	2.46
Net (%)	1.23	0.98	0.73	0.48	0.53

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.

8

John Hancock Retirement Choices at 2050 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2050 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 82% S&P 500 Index and 18% Barclays U.S. Aggregate Bond Index.

Index 4 is 57.4% Russell 3000 Index, 24.6% MSCI AC World ex-US Index, 18% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	69.0%
Equity	68.1%
Fixed Income	0.9%
Unaffiliated Investment Companies/ Exchange Traded Funds	31.0%
Fixed Income	17.5%
Equity	13.5%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1-year	-4.41	-4.18	-3.93	-3.71	-3.75	0.48	1.55	0.76	-2.47
Since inception	5.32	4.53	6.00	5.78	6.16	11.29	3.35	9.95	7.09
Cumulative returns
Since inception	25.23	21.19	28.79	27.62	29.65	59.13	15.37	50.94	34.65

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.44	1.19	1.05	0.68	0.72
Net (%)	1.21	0.96	0.71	0.46	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

9

John Hancock Retirement Choices at 2045 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2045 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 82% S&P 500 Index and 18% Barclays U.S. Aggregate Bond Index.

Index 4 is 57.4% Russell 3000 Index, 24.6% MSCI AC World ex-US Index, 18% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	68.9%
Equity	68.2%
Fixed Income	0.7%
Unaffiliated Investment Companies/ Exchange Traded Funds	31.1%
Fixed Income	17.9%
Equity	13.2%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-4.45	-4.22	-3.97	-3.82	-3.80	0.48	1.55	0.76	-2.47
5-year	9.00	8.03	10.02	8.65	10.17	15.87	2.98	13.58	11.08
Since inception	6.47	5.40	7.49	6.02	7.62	11.98	3.75	10.61	8.60
Cumulative returns
5-year	53.87	47.14	61.21	51.40	62.27	108.88	15.81	89.00	69.12
Since inception	39.75	32.43	47.03	36.60	47.99	83.01	21.71	71.36	55.36

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.19	1.04	0.69	0.71
Net (%)	1.21	0.96	0.71	0.46	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

10

John Hancock Retirement Choices at 2040 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2040 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 80% S&P 500 Index and 20% Barclays U.S. Aggregate Bond Index.

Index 4 is 56% Russell 3000 Index, 24% MSCI AC World ex-US Index, 20% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	67.2%
Equity	66.6%
Fixed Income	0.6%
Unaffiliated Investment Companies/ Exchange Traded Funds	32.8%
Fixed Income	19.4%
Equity	13.4%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-4.34	-4.32	-3.93	-3.78	-3.83	0.48	1.55	0.81	-2.36
5-year	8.99	8.36	10.00	8.67	10.13	15.87	2.98	13.49	11.02
Since inception	6.46	5.76	7.46	6.05	7.58	11.98	3.75	10.53	8.54
Cumulative returns
5-year	53.78	49.37	61.04	51.56	61.98	108.88	15.81	88.26	68.65
Since inception	39.67	34.87	46.87	36.83	47.73	83.01	21.71	70.69	54.93

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.44	1.19	1.03	0.68	0.71
Net (%)	1.21	0.96	0.71	0.46	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

11

John Hancock Retirement Choices at 2035 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2035 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 74% S&P 500 Index and 26% Barclays U.S. Aggregate Bond Index.

Index 4 is 51.8% Russell 3000 Index, 22.2% MSCI AC World ex-US Index, 26% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	62.9%
Equity	61.8%
Fixed Income	1.1%
Unaffiliated Investment Companies/ Exchange Traded Funds	37.1%
Fixed Income	25.1%
Equity	12.0%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-4.09	-3.93	-3.68	-3.46	-3.50	0.48	1.55	0.92	-2.05
5-year	8.77	8.19	9.73	8.98	9.85	15.87	2.98	13.04	10.71
Since inception	6.34	5.69	7.28	6.48	7.40	11.98	3.75	10.20	8.33
Cumulative returns
5-year	52.28	48.26	59.05	53.71	59.97	108.88	15.81	84.57	66.29
Since inception	38.84	34.39	45.53	39.84	46.38	83.01	21.71	67.97	53.29

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.18	1.03	0.69	0.70
Net (%)	1.20	0.95	0.70	0.45	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

12

John Hancock Retirement Choices at 2030 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2030 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 65% S&P 500 Index and 35% Barclays U.S. Aggregate Bond Index.

Index 4 is 45.5% Russell 3000 Index, 19.5% MSCI AC World ex-US Index, 35% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	55.3%
Equity	54.2%
Fixed Income	1.1%
Unaffiliated Investment Companies/ Exchange Traded Funds	44.7%
Fixed Income	34.1%
Equity	10.6%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-3.70	-3.53	-3.21	-2.99	-3.03	0.48	1.55	1.05	-1.59
5-year	8.11	7.76	9.06	8.42	9.20	15.87	2.98	12.09	10.01
Since inception	5.95	5.55	6.89	6.21	7.02	11.98	3.75	9.57	7.90
Cumulative returns
5-year	47.69	45.32	54.27	49.84	55.28	108.88	15.81	76.97	61.10
Since inception	36.15	33.41	42.70	37.95	43.64	83.01	21.71	62.88	50.05

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.03	0.66	0.70
Net (%)	1.20	0.95	0.70	0.45	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

13

John Hancock Retirement Choices at 2025 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2025 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 47.5% S&P 500 Index and 52.5% Barclays U.S. Aggregate Bond Index.

Index 4 is 33.25% Russell 3000 Index, 14.25% MSCI AC World ex-US Index, 52.5% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	40.9%
Equity	39.2%
Fixed Income	1.7%
Unaffiliated Investment Companies/ Exchange Traded Funds	59.1%
Fixed Income	50.6%
Equity	8.5%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-2.88	-2.56	-2.39	-2.16	-2.20	0.48	1.55	1.30	-0.71
5-year	7.08	6.75	7.98	7.55	8.12	15.87	2.98	10.48	8.82
Since inception	5.32	4.94	6.21	5.75	6.34	11.98	3.75	8.43	7.12
Cumulative returns
5-year	40.75	38.60	46.79	43.88	47.72	108.88	15.81	64.58	52.63
Since inception	31.88	29.34	37.98	34.81	38.86	83.01	21.71	54.03	44.34

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.18	1.03	0.67	0.71
Net (%)	1.20	0.95	0.70	0.45	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

14

John Hancock Retirement Choices at 2020 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2020 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 28% S&P 500 Index and 72% Barclays U.S. Aggregate Bond Index.

Index 4 is 19.6% Russell 3000 Index, 8.4% MSCI AC World ex-US Index, 72% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	25.0%
Equity	23.3%
Fixed Income	1.7%
Unaffiliated Investment Companies/ Exchange Traded Funds	75.0%
Fixed Income	69.8%
Equity	5.2%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-1.88	-1.80	-1.47	-1.23	-1.36	0.48	1.55	1.49	0.24
5-year	5.29	4.93	6.18	5.63	6.29	15.87	2.98	8.06	7.00
Since inception	4.28	3.87	5.17	4.59	5.28	11.98	3.75	6.84	6.01
Cumulative returns
5-year	29.37	27.22	34.95	31.53	35.67	108.88	15.81	47.34	40.25
Since inception	25.08	22.50	30.90	27.06	31.60	83.01	21.71	42.39	36.57

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.18	1.03	0.68	0.71
Net (%)	1.19	0.94	0.69	0.44	0.49

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

15

John Hancock Retirement Choices at 2015 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2015 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 8% S&P 500 Index and 92% Barclays U.S. Aggregate Bond Index.

Index 4 is 5.6% Russell 3000 Index, 2.4% MSCI AC World ex-US Index, 92% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	9.2%
Equity	7.2%
Fixed Income	2.0%
Unaffiliated Investment Companies/ Exchange Traded Funds	90.8%
Fixed Income	84.6%
Equity	6.2%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-0.63	-0.38	-0.22	-0.05	-0.10	0.48	1.55	1.61	1.18
5-year	3.26	3.04	4.17	3.45	4.31	15.87	2.98	5.30	4.86
Since inception	3.04	2.77	3.96	3.17	4.09	11.98	3.75	4.97	4.65
Cumulative returns
5-year	17.42	16.14	22.65	18.45	23.50	108.88	15.81	29.47	26.76
Since inception	17.34	15.70	23.02	18.12	23.87	83.01	21.71	29.57	27.44

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.46	1.21	1.06	0.71	0.74
Net (%)	1.20	0.95	0.70	0.45	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

16

John Hancock Retirement Choices at 2010 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2010 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 8% S&P 500 Index and 92% Barclays U.S. Aggregate Bond Index.

Index 4 is 5.6% Russell 3000 Index, 2.4% MSCI AC World ex-US Index, 92% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated Investment Companies	9.4%
Equity	7.4%
Fixed Income	2.0%
Unaffiliated Investment Companies/ Exchange Traded Funds	90.6%
Fixed Income	84.4%
Equity	6.2%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	-0.79	-0.73	-0.39	-0.05	-0.19	0.48	1.55	1.51	1.19
5-year	2.05	1.50	2.96	2.09	3.09	15.87	2.98	4.02	3.82
Since inception	2.54	1.92	3.48	2.51	3.59	11.98	3.75	4.46	4.29
Cumulative returns
5-year	10.69	7.75	15.73	10.89	16.42	108.88	15.81	21.78	20.59
Since inception	14.36	10.70	20.01	14.18	20.73	83.01	21.71	26.23	25.12

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.48	1.23	1.08	0.73	0.76
Net (%)	1.17	0.92	0.67	0.42	0.48

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

17

Your expenses

As a shareholder of a John Hancock Funds II Retirement Choices Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses that each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2015 through August 31, 2015).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

18

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during period[1] 3-1-2015-8-31-2015	Annualized expense ratio[2]
Retirement Choices at 2055 Portfolio
Class R1	Actual	$1,000.00	$936.80	$3.32	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.47	0.68%
Class R2	Actual	1,000.00	937.80	2.10	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	2.19	0.43%
Class R4	Actual	1,000.00	938.70	1.61	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%
Class R6	Actual	1,000.00	939.60	0.78	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.82	0.16%
Class 1	Actual	1,000.00	938.70	1.03	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	1.07	0.21%
Retirement Choices at 2050 Portfolio
Class R1	Actual	1,000.00	936.10	3.61	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%
Class R2	Actual	1,000.00	936.90	2.59	0.53%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.70	0.53%
Class R4	Actual	1,000.00	938.50	1.61	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%
Class R6	Actual	1,000.00	939.10	0.78	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.82	0.16%
Class 1	Actual	1,000.00	939.10	1.03	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	1.07	0.21%
Retirement Choices at 2045 Portfolio
Class R1	Actual	1,000.00	935.40	4.10	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.28	0.84%
Class R2	Actual	1,000.00	936.10	2.78	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.91	0.57%
Class R4	Actual	1,000.00	937.60	1.56	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.63	0.32%
Class R6	Actual	1,000.00	938.70	0.78	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.82	0.16%
Class 1	Actual	1,000.00	938.70	1.03	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	1.07	0.21%
Retirement Choices at 2040 Portfolio
Class R1	Actual	1,000.00	937.20	3.52	0.72%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.67	0.72%
Class R2	Actual	1,000.00	937.10	3.17	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.31	0.65%
Class R4	Actual	1,000.00	938.70	1.61	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%
Class R6	Actual	1,000.00	939.10	0.83	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.87	0.17%
Class 1	Actual	1,000.00	939.20	1.03	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	1.07	0.21%

19

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during period[1] 3-1-2015-8-31-2015	Annualized expense ratio[2]
Retirement Choices at 2035 Portfolio
Class R1	Actual	$1,000.00	$940.10	$4.06	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.23	0.83%
Class R2	Actual	1,000.00	940.70	3.08	0.63%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.21	0.63%
Class R4	Actual	1,000.00	941.60	1.66	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.73	0.34%
Class R6	Actual	1,000.00	942.80	0.98	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	1.02	0.20%
Class 1	Actual	1,000.00	942.70	1.13	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	1.17	0.23%
Retirement Choices at 2030 Portfolio
Class R1	Actual	1,000.00	945.10	4.31	0.88%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.48	0.88%
Class R2	Actual	1,000.00	945.80	3.58	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%
Class R4	Actual	1,000.00	947.40	1.87	0.38%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.94	0.38%
Class R6	Actual	1,000.00	947.90	1.03	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	1.07	0.21%
Class 1	Actual	1,000.00	948.60	1.28	0.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.33	0.26%
Retirement Choices at 2025 Portfolio
Class R1	Actual	1,000.00	955.00	4.78	0.97%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.94	0.97%
Class R2	Actual	1,000.00	956.50	2.66	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.75	0.54%
Class R4	Actual	1,000.00	957.30	2.17	0.44%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	2.24	0.44%
Class R6	Actual	1,000.00	958.70	1.38	0.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.43	0.28%
Class 1	Actual	1,000.00	958.70	1.58	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.63	0.32%
Retirement Choices at 2020 Portfolio
Class R1	Actual	1,000.00	967.50	4.51	0.91%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.63	0.91%
Class R2	Actual	1,000.00	968.30	4.07	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%
Class R4	Actual	1,000.00	969.90	2.53	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.60	0.51%
Class R6	Actual	1,000.00	970.70	1.74	0.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.79	0.35%
Class 1	Actual	1,000.00	969.80	1.94	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.99	0.39%

20

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during period[1] 3-1-2015-8-31-2015	Annualized expense ratio[2]
Retirement Choices at 2015 Portfolio
Class R1	Actual	$1,000.00	$982.50	$4.75	0.95%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.84	0.95%
Class R2	Actual	1,000.00	984.20	3.70	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.77	0.74%
Class R4	Actual	1,000.00	984.20	2.95	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%
Class R6	Actual	1,000.00	985.10	2.10	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	2.14	0.42%
Class 1	Actual	1,000.00	985.10	2.40	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.45	0.48%
Retirement Choices at 2010 Portfolio
Class R1	Actual	1,000.00	982.20	5.05	1.01%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.14	1.01%
Class R2	Actual	1,000.00	982.20	4.45	0.89%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.53	0.89%
Class R4	Actual	1,000.00	983.90	2.95	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.01	0.59%
Class R6	Actual	1,000.00	985.70	2.15	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	2.19	0.43%
Class 1	Actual	1,000.00	984.80	2.40	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.45	0.48%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the one-half year period).
2	The portfolios' expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Year ended	Retirement Choices at 2055	Retirement Choices at 2050	Retirement Choices at 2045	Retirement Choices at 2040	Retirement Choices at 2035	Retirement Choices at 2030	Retirement Choices at 2025	Retirement Choices at 2020	Retirement Choices at 2015	Retirement Choices at 2010
8-31-15	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%	0.07%- 0.65%

21

Portfolios' investments

RETIREMENT CHOICES AT 2055 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.4%
EQUITY - 70.5%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	3,424,799	$44,111,410
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	56,898	551,907
UNAFFILIATED INVESTMENT COMPANIES - 28.5%
EXCHANGE-TRADED FUNDS - 28.5%
Financial Select Sector SPDR Fund	19,425	455,128
iShares iBoxx Investment Grade Corporate Bond ETF	2,734	314,574
iShares MSCI USA Minimum Volatility ETF	40,200	1,609,608
PowerShares Senior Loan Portfolio	53,682	1,255,085
SPDR Barclays High Yield Bond ETF	93,457	3,458,844
Vanguard Dividend Appreciation ETF	14,234	1,075,663
Vanguard Energy ETF	4,476	419,894
Vanguard FTSE Emerging Markets ETF	44,580	1,539,793
Vanguard Health Care ETF	4,039	534,683
Vanguard Information Technology ETF	8,742	894,656
Vanguard Intermediate-Term Corporate Bond ETF	16,044	1,351,226
Vanguard Materials ETF	1,409	135,842
Vanguard REIT ETF	5,301	392,433
Vanguard Total Bond Market ETF	53,947	4,393,444
Total investments (Cost $65,806,056) - 99.9%		$62,494,190
Other assets and liabilities, net - 0.1%		40,187
TOTAL NET ASSETS - 100.0%		$62,534,377

RETIREMENT CHOICES AT 2050 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 69.1%
EQUITY - 68.2%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	22,450,635	$289,164,174
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	396,705	3,848,041
UNAFFILIATED INVESTMENT COMPANIES - 31.0%
EXCHANGE-TRADED FUNDS - 31.0%
Financial Select Sector SPDR Fund	129,416	3,032,217
iShares iBoxx Investment Grade Corporate Bond ETF	18,849	2,168,766
iShares MSCI USA Minimum Volatility ETF	264,924	10,607,557
PowerShares Senior Loan Portfolio	366,873	8,577,491
SPDR Barclays High Yield Bond ETF	639,854	23,680,997
Vanguard Dividend Appreciation ETF	224,858	16,992,519
Vanguard Energy ETF	30,391	2,850,980
Vanguard FTSE Emerging Markets ETF	305,125	10,539,017
Vanguard Health Care ETF	27,576	3,650,511
Vanguard Information Technology ETF	58,445	5,981,261
Vanguard Intermediate-Term Corporate Bond ETF	110,454	9,302,436
Vanguard Materials ETF	9,405	906,736
Vanguard REIT ETF	35,664	2,640,206
Vanguard Total Bond Market ETF	375,503	$30,580,964
Total investments (Cost $400,251,426) - 100.1%		$424,523,873
Other assets and liabilities, net - (0.1%)		(290,327)
TOTAL NET ASSETS - 100.0%		$424,233,546

RETIREMENT CHOICES AT 2045 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 68.9%
EQUITY - 68.2%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	29,390,840	$378,554,019
FIXED INCOME - 0.7%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	392,241	3,804,742
UNAFFILIATED INVESTMENT COMPANIES - 31.1%
EXCHANGE-TRADED FUNDS - 31.1%
Financial Select Sector SPDR Fund	170,403	3,992,542
iShares iBoxx Investment Grade Corporate Bond ETF	37,367	4,299,447
iShares MSCI USA Minimum Volatility ETF	347,449	13,911,858
PowerShares Senior Loan Portfolio	482,275	11,275,590
SPDR Barclays High Yield Bond ETF	841,128	31,130,147
SPDR Barclays Short Term Corporate Bond ETF	94,388	2,876,002
Vanguard Dividend Appreciation ETF	263,938	19,945,795
Vanguard Energy ETF	39,944	3,747,147
Vanguard FTSE Emerging Markets ETF	423,699	14,634,563
Vanguard Health Care ETF	35,786	4,737,351
Vanguard Information Technology ETF	77,056	7,885,911
Vanguard Intermediate-Term Bond ETF	45,258	3,807,556
Vanguard Intermediate-Term Corporate Bond ETF	138,942	11,701,695
Vanguard Materials ETF	12,269	1,182,854
Vanguard REIT ETF	47,051	3,483,186
Vanguard Total Bond Market ETF	418,069	34,047,539
Total investments (Cost $509,901,375) 100.0%		$555,017,944
Other assets and liabilities, net - 0.0%		(75,314)
TOTAL NET ASSETS - 100.0%		$554,942,630

RETIREMENT CHOICES AT 2040 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 67.2%
EQUITY - 66.6%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	38,528,944	$496,252,800
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	453,328	4,397,286
UNAFFILIATED INVESTMENT COMPANIES - 32.8%
EXCHANGE-TRADED FUNDS - 32.8%
Financial Select Sector SPDR Fund	232,297	5,442,719
iShares iBoxx Investment Grade Corporate Bond ETF	54,482	6,268,699

22SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
EXCHANGE-TRADED FUNDS - (continued)
iShares MSCI USA Minimum Volatility ETF	468,795	$18,770,552
PowerShares Senior Loan Portfolio	659,589	15,421,191
SPDR Barclays High Yield Bond ETF	1,059,631	39,216,943
SPDR Barclays Short Term Corporate Bond ETF	329,020	10,025,239
Vanguard Dividend Appreciation ETF	361,864	27,346,062
Vanguard Energy ETF	53,842	5,050,918
Vanguard FTSE Emerging Markets ETF	581,191	20,074,339
Vanguard Health Care ETF	48,849	6,466,631
Vanguard Information Technology ETF	103,074	10,548,593
Vanguard Intermediate-Term Bond ETF	173,726	14,615,568
Vanguard Intermediate-Term Corporate Bond ETF	179,474	15,115,300
Vanguard Materials ETF	16,552	1,595,778
Vanguard REIT ETF	63,767	4,720,671
Vanguard Total Bond Market ETF	536,367	43,681,728
Total investments (Cost $683,901,035) - 100.0%		$745,011,017
Other assets and liabilities, net - 0.0%		(434,815)
TOTAL NET ASSETS - 100.0%		$744,576,202

RETIREMENT CHOICES AT 2035 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.0%
EQUITY - 61.9%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	49,246,426	$634,293,962
FIXED INCOME - 1.1%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	1,170,999	11,358,691
UNAFFILIATED INVESTMENT COMPANIES - 37.1%
EXCHANGE-TRADED FUNDS - 37.1%
Financial Select Sector SPDR Fund	289,767	6,789,241
iShares iBoxx Investment Grade Corporate Bond ETF	93,591	10,768,580
iShares MSCI USA Minimum Volatility ETF	590,969	23,662,399
PowerShares Senior Loan Portfolio	950,450	22,221,521
SPDR Barclays High Yield Bond ETF	1,404,125	51,966,666
SPDR Barclays Short Term Corporate Bond ETF	1,084,421	33,042,308
Vanguard Dividend Appreciation ETF	395,399	29,880,302
Vanguard Energy ETF	66,447	6,233,393
Vanguard FTSE Emerging Markets ETF	790,869	27,316,616
Vanguard Health Care ETF	61,166	8,097,155
Vanguard Information Technology ETF	129,959	13,300,004
Vanguard Intermediate-Term Bond ETF	317,108	26,678,296
Vanguard Intermediate-Term Corporate Bond ETF	502,591	42,328,214
Vanguard Materials ETF	20,727	1,998,290
Vanguard REIT ETF	79,908	5,915,589
Vanguard Short-Term Corporate Bond ETF	35,837	2,844,024
Vanguard Total Bond Market ETF	831,599	67,725,423
Total investments (Cost $941,931,901) - 100.1%		$1,026,420,674
Other assets and liabilities, net - (0.1%)		(790,194)
TOTAL NET ASSETS - 100.0%		$1,025,630,480

RETIREMENT CHOICES AT 2030 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 55.4%
EQUITY - 54.3%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	52,505,715	$676,273,615
FIXED INCOME - 1.1%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	1,365,714	13,247,427
UNAFFILIATED INVESTMENT COMPANIES - 44.8%
EXCHANGE-TRADED FUNDS - 44.8%
Financial Select Sector SPDR Fund	300,632	7,043,808
iShares iBoxx Investment Grade Corporate Bond ETF	178,251	20,509,560
iShares MSCI USA Minimum Volatility ETF	690,111	27,632,044
PowerShares Senior Loan Portfolio	1,151,457	26,921,065
SPDR Barclays High Yield Bond ETF	1,531,477	56,679,964
SPDR Barclays Short Term Corporate Bond ETF	1,067,184	32,517,096
Vanguard Dividend Appreciation ETF	404,988	30,604,943
Vanguard Energy ETF	68,918	6,465,198
Vanguard FTSE Emerging Markets ETF	880,344	30,407,082
Vanguard Health Care ETF	63,445	8,398,849
Vanguard Information Technology ETF	135,144	13,830,637
Vanguard Intermediate-Term Bond ETF	612,559	51,534,589
Vanguard Intermediate-Term Corporate Bond ETF	752,595	63,383,551
Vanguard Materials ETF	21,427	2,065,777
Vanguard REIT ETF	82,672	6,120,208
Vanguard Short-Term Bond ETF	458,484	36,710,814
Vanguard Short-Term Corporate Bond ETF	409,500	32,497,920
Vanguard Total Bond Market ETF	1,290,893	105,130,326
Total investments (Cost $1,152,638,906) - 100.2%		$1,247,974,473
Other assets and liabilities, net - (0.2%)		(1,984,918)
TOTAL NET ASSETS - 100.0%		$1,245,989,555

RETIREMENT CHOICES AT 2025 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 41.0%
EQUITY - 39.3%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	41,264,973	$531,492,846
FIXED INCOME - 1.7%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	2,382,282	23,108,132
UNAFFILIATED INVESTMENT COMPANIES - 59.1%
EXCHANGE-TRADED FUNDS - 59.1%
Financial Select Sector SPDR Fund	245,157	5,744,029
iShares iBoxx Investment Grade Corporate Bond ETF	258,266	29,716,086
iShares MSCI USA Minimum Volatility ETF	663,969	26,585,319
PowerShares Senior Loan Portfolio	1,271,518	29,728,091
SPDR Barclays High Yield Bond ETF	1,509,699	55,873,960
SPDR Barclays Short Term Corporate Bond ETF	1,877,840	57,217,785
Vanguard Dividend Appreciation ETF	339,639	25,666,519
Vanguard Energy ETF	58,118	5,452,050
Vanguard FTSE Emerging Markets ETF	757,628	26,168,468

SEE NOTES TO FINANCIAL STATEMENTS23

	Shares	Value
EXCHANGE-TRADED FUNDS - (continued)
Vanguard Health Care ETF	51,773	$6,853,710
Vanguard Information Technology ETF	111,428	11,403,542
Vanguard Intermediate-Term Bond ETF	731,006	61,499,535
Vanguard Intermediate-Term Corporate Bond ETF	1,478,291	124,501,668
Vanguard Materials ETF	17,945	1,730,077
Vanguard REIT ETF	67,614	5,005,464
Vanguard Short-Term Bond ETF	1,071,908	85,827,674
Vanguard Short-Term Corporate Bond ETF	719,185	57,074,522
Vanguard Total Bond Market ETF	2,255,283	183,670,248
Total investments (Cost $1,270,042,008) - 100.1%		$1,354,319,725
Other assets and liabilities, net - (0.1%)		(1,235,800)
TOTAL NET ASSETS - 100.0%		$1,353,083,925

RETIREMENT CHOICES AT 2020 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 25.0%
EQUITY - 23.3%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	17,013,402	$219,132,615
FIXED INCOME - 1.7%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	1,590,094	15,423,908
UNAFFILIATED INVESTMENT COMPANIES - 75.0%
EXCHANGE-TRADED FUNDS - 75.0%
Financial Select Sector SPDR Fund	91,895	2,153,100
iShares iBoxx Investment Grade Corporate Bond ETF	230,799	26,555,733
iShares MSCI USA Minimum Volatility ETF	327,350	13,107,094
iShares TIPS Bond ETF	46,237	5,159,124
PowerShares Senior Loan Portfolio	853,308	19,950,341
SPDR Barclays High Yield Bond ETF	848,036	31,385,812
SPDR Barclays Short Term Corporate Bond ETF	2,131,924	64,959,724
Vanguard Dividend Appreciation ETF	116,058	8,770,503
Vanguard Energy ETF	21,257	1,994,119
Vanguard FTSE Emerging Markets ETF	378,562	13,075,534
Vanguard Health Care ETF	19,251	2,548,447
Vanguard Information Technology ETF	41,950	4,293,163
Vanguard Intermediate-Term Bond ETF	733,703	61,726,433
Vanguard Intermediate-Term Corporate Bond ETF	1,128,511	95,043,196
Vanguard Materials ETF	6,663	642,380
Vanguard REIT ETF	25,101	1,858,227
Vanguard Short-Term Bond ETF	1,087,210	87,052,905
Vanguard Short-Term Corporate Bond ETF	946,870	75,143,603
Vanguard Short-Term Inflation-Protected Securities ETF	105,346	5,100,853
Vanguard Total Bond Market ETF	2,271,663	185,004,235
Total investments (Cost $904,723,964) - 100.0%		$940,081,049
Other assets and liabilities, net - 0.0%		24,819
TOTAL NET ASSETS - 100.0%		$940,105,868

RETIREMENT CHOICES AT 2015 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 9.3%
EQUITY - 7.3%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	2,294,427	$29,552,225
FIXED INCOME - 2.0%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	838,001	8,128,612
UNAFFILIATED INVESTMENT COMPANIES - 91.8%
EXCHANGE-TRADED FUNDS - 91.8%
Financial Select Sector SPDR Fund	24,794	580,923
iShares iBoxx Investment Grade Corporate Bond ETF	89,429	10,289,701
iShares MSCI USA Minimum Volatility ETF	392,165	15,702,287
iShares TIPS Bond ETF	46,184	5,153,211
PowerShares Senior Loan Portfolio	351,976	8,229,199
SPDR Barclays High Yield Bond ETF	334,588	12,383,102
SPDR Barclays Short Term Corporate Bond ETF	2,229,147	67,922,109
Vanguard Dividend Appreciation ETF	91,123	6,886,165
Vanguard Energy ETF	4,066	381,431
Vanguard FTSE Emerging Markets ETF	24,295	839,149
Vanguard Health Care ETF	2,788	369,075
Vanguard Information Technology ETF	6,164	630,824
Vanguard Intermediate-Term Corporate Bond ETF	146,716	12,356,422
Vanguard Short-Term Bond ETF	874,005	69,981,580
Vanguard Short-Term Corporate Bond ETF	856,522	67,973,586
Vanguard Short-Term Inflation-Protected Securities ETF	106,699	5,166,366
Vanguard Total Bond Market ETF	1,062,305	86,514,119
Total investments (Cost $405,488,823) - 101.1%		$409,040,086
Other assets and liabilities, net - (1.1%)		(4,578,781)
TOTAL NET ASSETS - 100.0%		$404,461,305

RETIREMENT CHOICES AT 2010 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 9.4%
EQUITY - 7.4%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,430,132	$18,420,107
FIXED INCOME - 2.0%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	519,569	5,039,820
UNAFFILIATED INVESTMENT COMPANIES - 91.3%
EXCHANGE-TRADED FUNDS - 91.3%
Financial Select Sector SPDR Fund	15,601	365,531
iShares iBoxx Investment Grade Corporate Bond ETF	55,083	6,337,850
iShares MSCI USA Minimum Volatility ETF	241,778	9,680,791
iShares TIPS Bond ETF	28,447	3,174,116
PowerShares Senior Loan Portfolio	217,591	5,087,278
SPDR Barclays High Yield Bond ETF	206,122	7,628,575
SPDR Barclays Short Term Corporate Bond ETF	1,374,907	41,893,416
Vanguard Dividend Appreciation ETF	56,545	4,273,106
Vanguard Energy ETF	2,618	245,595

24SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
EXCHANGE-TRADED FUNDS - (continued)
Vanguard FTSE Emerging Markets ETF	14,561	$502,936
Vanguard Health Care ETF	1,733	229,415
Vanguard Information Technology ETF	3,890	398,103
Vanguard Intermediate-Term Corporate Bond ETF	90,488	7,620,899
Vanguard Short-Term Bond ETF	539,396	43,189,438
Vanguard Short-Term Corporate Bond ETF	528,078	41,908,270
Vanguard Short-Term Inflation-Protected Securities ETF	65,720	3,182,162
Vanguard Total Bond Market ETF	654,463	53,299,467
Total investments (Cost $249,471,645) - 100.7%		$252,476,875
Other assets and liabilities, net - (0.7%)		(1,666,676)
TOTAL NET ASSETS - 100.0%		$250,810,199

Percentages are based upon net assets.

Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

SEE NOTES TO FINANCIAL STATEMENTS25

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 8-31-15

	Retirement Choices at 2055 Portfolio	Retirement Choices at 2050 Portfolio	Retirement Choices at 2045 Portfolio	Retirement Choices at 2040 Portfolio	Retirement Choices at 2035 Portfolio
Assets
Investments in unaffiliated funds, at value	$17,830,873	$131,511,658	$172,659,183	$244,360,931	$380,768,021
Investments in affiliated funds, at value	44,663,317	293,012,215	382,358,761	500,650,086	645,652,653
Total investments, at value	62,494,190	424,523,873	555,017,944	745,011,017	1,026,420,674
Cash	251,255	6,265	—	—	—
Receivable for investments sold	21,941	—	56,968	395,351	1,280,216
Receivable for fund shares sold	162,685	—	—	—	—
Dividends and interest receivable	—	3,273	7,098	9,299	12,978
Receivable due from advisor	10,186	—	—	—	—
Other assets	30,678	38,515	39,248	40,285	41,820
Total assets	62,970,935	424,571,926	555,121,258	745,455,952	1,027,755,688
Liabilities
Due to custodian	—	—	56,740	394,999	1,278,808
Payable for investments purchased	381,917	6,057	—	330	1,591
Payable for fund shares repurchased	—	269,818	56,851	414,055	767,773
Payable to affiliates
Accounting and legal services fees	577	4,154	5,452	7,321	10,109
Transfer agent fees	6	9	8	16	17
Trustees' fees	15	11	17	24	35
Investment management fees	—	—	—	247	—
Distribution and service fees	—	44	81	59	207
Other liabilities and accrued expenses	54,043	58,287	59,479	62,699	66,668
Total liabilities	436,558	338,380	178,628	879,750	2,125,208
Net assets	$62,534,377	$424,233,546	$554,942,630	$744,576,202	$1,025,630,480
Net assets consist of
Paid-in capital	$65,447,505	$392,243,700	$500,181,002	$670,426,203	$923,395,427
Undistributed net investment income (loss)	154,153	1,410,416	1,897,940	2,727,851	4,291,367
Accumulated undistributed net realized gain (loss) on investments	244,585	6,306,983	7,747,119	10,312,166	13,454,913
Net unrealized appreciation (depreciation) on investments	(3,311,866)	24,272,447	45,116,569	61,109,982	84,488,773
Net assets	$62,534,377	$424,233,546	$554,942,630	$744,576,202	$1,025,630,480
Investments in unaffiliated funds, at cost	$18,651,019	$132,701,035	$172,524,739	$244,359,665	$382,338,472
Investments in affiliated funds, at cost	$47,155,037	$267,550,391	$337,376,636	$439,541,370	$559,593,429
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$100,835	$161,723	$201,185	$152,628	$510,104
Shares outstanding	10,000	13,622	15,095	11,488	38,713
Net asset value, offering price and redemption price per share	$10.08	$11.87	$13.33	$13.29	$13.18
Class R2
Net assets	$101,007	$184,872	$93,425	$181,037	$288,143
Shares outstanding	10,000	15,569	7,007	13,652	21,874
Net asset value, offering price and redemption price per share	$10.10	$11.87	$13.33	$13.26	$13.17
Class R4
Net assets	$101,080	$119,076	$119,091	$118,715	$117,731
Shares outstanding	10,000	10,000	8,905	8,905	8,905
Net asset value, offering price and redemption price per share	$10.11	$11.91	$13.37	$13.33	$13.22
Class R6
Net assets	$101,197	$163,754	$188,836	$704,286	$342,158
Shares outstanding	10,000	13,797	14,164	53,057	25,968
Net asset value, offering price and redemption price per share	$10.12	$11.87	$13.33	$13.27	$13.18
Class 1
Net assets	$62,130,258	$423,604,121	$554,340,093	$743,419,536	$1,024,372,344
Shares outstanding	6,143,704	35,698,221	41,595,890	55,969,090	77,787,406
Net asset value, offering price and redemption price per share	$10.11	$11.87	$13.33	$13.28	$13.17

26SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-15 Continued

	Retirement Choices at 2030 Portfolio	Retirement Choices at 2025 Portfolio	Retirement Choices at 2020 Portfolio	Retirement Choices at 2015 Portfolio	Retirement Choices at 2010 Portfolio
Assets
Investments in unaffiliated funds, at value	$558,453,431	$799,718,747	$705,524,526	$371,359,249	$229,016,948
Investments in affiliated funds, at value	689,521,042	554,600,978	234,556,523	37,680,837	23,459,927
Total investments, at value	1,247,974,473	1,354,319,725	940,081,049	409,040,086	252,476,875
Cash	—	9,123	—	—	—
Receivable for investments sold	861,441	—	1,029,011	1,073,697	1,289,227
Receivable for fund shares sold	65	—	41,244	—	247
Dividends and interest receivable	14,706	14,984	8,786	3,007	953
Receivable due from advisor	—	—	—	—	562
Other assets	43,024	43,508	41,281	38,417	37,544
Total assets	1,248,893,709	1,354,387,340	941,201,371	410,155,207	253,805,408
Liabilities
Due to custodian	854,742	—	834,464	964,751	1,252,064
Payable for investments purchased	6,536	9,230	194,559	74	—
Payable for fund shares repurchased	1,963,900	1,213,990	—	4,672,966	1,689,310
Payable to affiliates
Accounting and legal services fees	12,240	13,193	9,111	3,984	2,440
Transfer agent fees	14	13	20	8	10
Trustees' fees	52	59	55	31	20
Investment management fees	125	—	—	—	—
Distribution and service fees	99	37	318	12	67
Other liabilities and accrued expenses	66,446	66,893	56,976	52,076	51,298
Total liabilities	2,904,154	1,303,415	1,095,503	5,693,902	2,995,209
Net assets	$1,245,989,555	$1,353,083,925	$940,105,868	$404,461,305	$250,810,199
Net assets consist of
Paid-in capital	$1,128,029,583	$1,243,095,595	$884,022,854	$394,300,028	$247,407,099
Undistributed net investment income (loss)	6,106,628	8,749,331	7,435,093	3,298,037	1,892,831
Accumulated undistributed net realized gain (loss) on investments	16,517,777	16,961,282	13,290,836	3,311,977	(1,494,961)
Net unrealized appreciation (depreciation) on investments	95,335,567	84,277,717	35,357,085	3,551,263	3,005,230
Net assets	$1,245,989,555	$1,353,083,925	$940,105,868	$404,461,305	$250,810,199
Investments in unaffiliated funds, at cost	$562,641,236	$807,689,749	$715,947,717	$374,436,577	$229,527,255
Investments in affiliated funds, at cost	$589,997,670	$462,352,259	$188,776,247	$31,052,246	$19,944,390
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$172,536	$80,560	$110,422	$102,511	$124,774
Shares outstanding	13,351	6,435	9,263	9,128	11,303
Net asset value, offering price and redemption price per share	$12.92	$12.52	$11.92	$11.23	$11.04
Class R2
Net assets	$134,815	$150,661	$816,369	$153,177	$234,555
Shares outstanding	10,436	12,020	68,536	13,643	21,277
Net asset value, offering price and redemption price per share	$12.92	$12.53	$11.91	$11.23	$11.02
Class R4
Net assets	$115,716	$112,269	$107,169	$101,737	$100,580
Shares outstanding	8,921	8,945	8,985	9,066	9,124
Net asset value, offering price and redemption price per share	$12.97	$12.55	$11.93	$11.22	$11.02
Class R6
Net assets	$569,527	$575,371	$474,311	$200,259	$310,053
Shares outstanding	44,081	45,955	39,830	17,851	28,122.52
Net asset value, offering price and redemption price per share	$12.92	$12.52	$11.91	$11.22	$11.03
Class 1
Net assets	$1,244,996,961	$1,352,165,064	$938,597,597	$403,903,621	$250,040,237
Shares outstanding	96,322,068	108,036,942	78,865,692	36,013,270	22,686,256
Net asset value, offering price and redemption price per share	$12.93	$12.52	$11.90	$11.22	$11.02

SEE NOTES TO FINANCIAL STATEMENTS27

STATEMENTS OF OPERATIONS For the year ended 8-31-15

	Retirement Choices at 2055 Portfolio	Retirement Choices at 2050 Portfolio	Retirement Choices at 2045 Portfolio	Retirement Choices at 2040 Portfolio	Retirement Choices at 2035 Portfolio
Investment income
Dividends	$273,748	$3,653,569	$4,923,560	$6,881,386	$10,372,357
Income distributions received from affiliated funds	252,946	4,706,907	6,340,387	8,252,666	10,738,739
Total investment income	526,694	8,360,476	11,263,947	15,134,052	21,111,096
Expenses
Investment management fees	62,276	761,826	1,025,933	1,446,213	2,185,042
Class R1 distribution and service fees	530	847	1,506	742	1,854
Class R2 distribution and service fees	265	581	683	1,578	1,261
Class R4 distribution and service fees	265	313	313	312	309
Class 1 distribution and service fees	16,726	203,551	272,376	366,782	507,043
Transfer agent fees	67	96	114	186	188
Accounting and legal services fees	3,999	48,205	64,510	86,899	120,097
State registration fees	64,846	52,822	52,822	52,822	52,822
Professional fees	45,858	52,458	54,800	57,966	62,676
Printing and postage	—	563	782	994	1,624
Custodian fees	13,375	10,125	10,125	10,125	10,125
Trustees' fees	293	5,203	6,953	9,374	12,969
Registration and filing fees	49,126	17,010	17,604	19,599	21,888
Expense recapture	—	4,118	7,947	—	—
Other	5,457	7,311	8,131	9,363	10,822
Total expenses before reductions	263,083	1,165,029	1,524,599	2,062,955	2,988,720
Less expense reductions	(185,872)	(166,521)	(213,383)	(280,353)	(379,962)
Net expenses	77,211	998,508	1,311,216	1,782,602	2,608,758
Net investment income (loss)	449,483	7,361,968	9,952,731	13,351,450	18,502,338
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated funds	(24,188)	231,459	(258,674)	(111,307)	23,054
Investments in affiliated funds	(64,063)	391,526	(243,392)	(227,307)	(160,233)
Capital gain distributions received from unaffiliated funds	5,237	92,051	128,621	232,010	415,460
Capital gain distributions received from affiliated funds	367,370	6,853,380	9,261,536	12,066,302	15,577,867
	284,356	7,568,416	8,888,091	11,959,698	15,856,148
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated funds	(852,554)	(9,121,588)	(11,581,471)	(15,635,839)	(22,098,236)
Investments in affiliated funds	(2,619,400)	(23,265,742)	(29,912,987)	(39,566,739)	(50,729,485)
	(3,471,954)	(32,387,330)	(41,494,458)	(55,202,578)	(72,827,721)
Net realized and unrealized gain (loss)	(3,187,598)	(24,818,914)	(32,606,367)	(43,242,880)	(56,971,573)
Increase (decrease) in net assets from operations	($2,738,115)	($17,456,946)	($22,653,636)	($29,891,430)	($38,469,235)

28SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-15 Continued

	Retirement Choices at 2030 Portfolio	Retirement Choices at 2025 Portfolio	Retirement Choices at 2020 Portfolio	Retirement Choices at 2015 Portfolio	Retirement Choices at 2010 Portfolio
Investment income
Dividends	$14,580,844	$19,825,364	$16,926,198	$8,205,678	$4,720,518
Income distributions received from affiliated funds	11,727,034	9,439,792	4,154,114	860,366	420,494
Total investment income	26,307,878	29,265,156	21,080,312	9,066,044	5,141,012
Expenses
Investment management fees	3,101,892	4,204,255	3,686,190	1,957,137	1,209,354
Class R1 distribution and service fees	1,272	1,064	622	529	661
Class R2 distribution and service fees	1,342	311	2,020	344	934
Class R4 distribution and service fees	302	291	275	258	255
Class 1 distribution and service fees	622,963	671,760	476,828	214,776	130,492
Transfer agent fees	181	161	186	84	112
Accounting and legal services fees	147,497	159,042	113,091	50,971	31,016
State registration fees	52,858	52,822	52,822	52,822	52,822
Professional fees	66,611	68,303	61,772	54,721	50,065
Printing and postage	2,108	2,163	1,505	498	325
Custodian fees	10,125	10,125	10,125	10,125	10,125
Trustees' fees	16,029	17,267	12,449	5,690	3,483
Registration and filing fees	20,225	20,852	13,871	12,207	12,143
Expense recapture	—	—	—	6,009	1,099
Other	13,082	13,198	12,565	11,053	11,761
Total expenses before reductions	4,056,487	5,221,614	4,444,321	2,377,224	1,514,647
Less expense reductions	(456,039)	(490,073)	(376,734)	(189,705)	(152,735)
Net expenses	3,600,448	4,731,541	4,067,587	2,187,519	1,361,912
Net investment income (loss)	22,707,430	24,533,615	17,012,725	6,878,525	3,779,100
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated funds	1,332,327	3,732,117	3,830,017	264,780	(785,810)
Investments in affiliated funds	195,963	1,378,228	4,937,631	4,064,551	200,987
Capital gain distributions received from unaffiliated funds	783,140	1,283,004	1,330,845	628,456	357,105
Capital gain distributions received from affiliated funds	16,988,979	13,389,710	5,755,282	1,044,469	489,470
	19,300,409	19,783,059	15,853,775	6,002,256	261,752
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated funds	(27,640,670)	(31,962,166)	(22,871,427)	(6,489,907)	(2,770,648)
Investments in affiliated funds	(54,702,870)	(44,402,718)	(22,922,322)	(6,625,655)	(1,628,813)
	(82,343,540)	(76,364,884)	(45,793,749)	(13,115,562)	(4,399,461)
Net realized and unrealized gain (loss)	(63,043,131)	(56,581,825)	(29,939,974)	(7,113,306)	(4,137,709)
Increase (decrease) in net assets from operations	($40,335,701)	($32,048,210)	($12,927,249)	($234,781)	($358,609)

SEE NOTES TO FINANCIAL STATEMENTS29

STATEMENTS OF CHANGES IN NET ASSETS

	Retirement Choices at 2055 Portfolio		Retirement Choices at 2050 Portfolio		Retirement Choices at 2045 Portfolio
	Year ended 8-31-15	Period ended 8-31-14[1]	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income (loss)	$449,483	$2,646	$7,361,968	$4,781,322	$9,952,731	$6,930,830
Net realized gain (loss)	284,356	(48)	7,568,416	2,420,293	8,888,091	2,887,502
Change in net unrealized appreciation (depreciation)	(3,471,954)	160,088	(32,387,330)	42,317,771	(41,494,458)	60,891,815
Increase (decrease) in net assets resulting from operations	(2,738,115)	162,686	(17,456,946)	49,519,386	(22,653,636)	70,710,147
Distributions to shareholders
From net investment income
Class R1	(964)	—	(1,592)	(1,182)	(2,488)	(1,203)
Class R2	(1,164)	—	(2,551)	(1,458)	(2,964)	(1,489)
Class R4	(1,364)	—	(1,987)	(1,739)	(1,992)	(1,758)
Class R6	(1,564)	—	(2,506)	(2,009)	(2,340)	(2,030)
Class 1	(294,082)	—	(6,939,260)	(4,554,669)	(9,427,553)	(6,728,756)
From net realized gain
Class R1	(197)	—	(987)	(337)	(1,032)	(338)
Class R2	(197)	—	(1,296)	(337)	(1,006)	(340)
Class R4	(197)	—	(854)	(338)	(573)	(338)
Class R6	(197)	—	(934)	(337)	(584)	(338)
Class 1	(38,075)	—	(2,654,042)	(786,185)	(2,417,157)	(1,150,127)
Total distributions	(338,001)	—	(9,606,009)	(5,348,591)	(11,857,689)	(7,886,717)
From portfolio share transactions
From portfolio share transactions	57,476,348	7,971,459	71,168,951	118,742,680	77,260,889	116,841,766
Total increase (decrease)	54,400,232	8,134,145	44,105,996	162,913,475	42,749,564	179,665,196
Net assets
Beginning of year	8,134,145	—	380,127,550	217,214,075	512,193,066	332,527,870
End of year	$62,534,377	$8,134,145	$424,233,546	$380,127,550	$554,942,630	$512,193,066
Undistributed net investment income (loss)	$154,153	$2,948	$1,410,416	$992,086	$1,897,940	$1,378,095

1	Period from 3-26-14 (commencement of operations) to 8-31-14.

30SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Continued

	Retirement Choices at 2040 Portfolio		Retirement Choices at 2035 Portfolio		Retirement Choices at 2030 Portfolio
	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income (loss)	$13,351,450	$9,351,261	$18,502,338	$13,352,162	$22,707,430	$16,911,680
Net realized gain (loss)	11,959,698	4,343,434	15,856,148	6,704,755	19,300,409	7,467,825
Change in net unrealized appreciation (depreciation)	(55,202,578)	81,085,176	(72,827,721)	109,078,434	(82,343,540)	125,366,307
Increase (decrease) in net assets resulting from operations	(29,891,430)	94,779,871	(38,469,235)	129,135,351	(40,335,701)	149,745,812
Distributions to shareholders
From net investment income
Class R1	(1,339)	(1,173)	(1,320)	(1,152)	(2,234)	(1,131)
Class R2	(8,797)	(1,455)	(5,160)	(1,468)	(6,773)	(1,462)
Class R4	(1,949)	(1,727)	(1,927)	(1,704)	(1,869)	(1,679)
Class R6	(4,303)	(3,771)	(7,120)	(3,695)	(4,827)	(5,326)
Class 1	(12,501,157)	(9,027,521)	(17,265,673)	(12,729,688)	(21,161,829)	(16,026,370)
From net realized gain
Class R1	(684)	(332)	(795)	(315)	(1,258)	(283)
Class R2	(3,662)	(334)	(2,531)	(325)	(3,100)	(295)
Class R4	(685)	(332)	(797)	(316)	(720)	(284)
Class R6	(1,309)	(626)	(2,548)	(591)	(1,606)	(776)
Class 1	(3,905,216)	(1,541,475)	(6,350,511)	(2,093,908)	(7,238,653)	(2,400,300)
Total distributions	(16,429,101)	(10,578,746)	(23,638,382)	(14,833,162)	(28,422,869)	(18,437,906)
From portfolio share transactions
From portfolio share transactions	103,509,596	149,052,899	132,340,383	191,287,803	117,567,229	245,033,235
Total increase (decrease)	57,189,065	233,254,024	70,232,766	305,589,992	48,808,659	376,341,141
Net assets
Beginning of year	687,387,137	454,133,113	955,397,714	649,807,722	1,197,180,896	820,839,755
End of year	$744,576,202	$687,387,137	$1,025,630,480	$955,397,714	$1,245,989,555	$1,197,180,896
Undistributed net investment income (loss)	$2,727,851	$1,887,589	$4,291,367	$3,061,039	$6,106,628	$4,562,728

SEE NOTES TO FINANCIAL STATEMENTS31

STATEMENTS OF CHANGES IN NET ASSETS
Continued

	Retirement Choices at 2025 Portfolio		Retirement Choices at 2020 Portfolio
	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income (loss)	$24,533,615	$19,033,320	$17,012,725	$14,666,621
Net realized gain (loss)	19,783,059	6,710,248	15,853,775	6,024,842
Change in net unrealized appreciation (depreciation)	(76,364,884)	116,338,019	(45,793,749)	64,280,158
Increase (decrease) in net assets resulting from operations	(32,048,210)	142,081,587	(12,927,249)	84,971,621
Distributions to shareholders
From net investment income
Class R1	(2,130)	(1,087)	(1,246)	(993)
Class R2	(1,449)	(1,337)	(6,203)	(1,237)
Class R4	(1,749)	(1,617)	(1,646)	(1,516)
Class R6	(7,855)	(9,800)	(7,316)	(6,567)
Class 1	(22,347,496)	(17,739,788)	(15,885,356)	(13,481,065)
From net realized gain
Class R1	(1,095)	(247)	(902)	(330)
Class R2	(600)	(244)	(3,601)	(325)
Class R4	(606)	(247)	(797)	(331)
Class R6	(2,339)	(1,280)	(3,042)	(1,222)
Class 1	(6,848,704)	(2,385,815)	(6,796,849)	(2,585,949)
Total distributions	(29,214,023)	(20,141,462)	(22,706,958)	(16,079,535)
From portfolio share transactions
From portfolio share transactions	119,016,537	236,010,811	27,989,486	121,301,053
Total increase (decrease)	57,754,304	357,950,936	(7,644,721)	190,193,139
Net assets
Beginning of year	1,295,329,621	937,378,685	947,750,589	757,557,450
End of year	$1,353,083,925	$1,295,329,621	$940,105,868	$947,750,589
Undistributed net investment income (loss)	$8,749,331	$6,551,355	$7,435,093	$6,299,000

32SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Continued

	Retirement Choices at 2015 Portfolio		Retirement Choices at 2010 Portfolio
	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
Increase (decrease) in net assets
From operations
Net investment income (loss)	$6,878,525	$6,926,697	$3,779,100	$3,464,617
Net realized gain (loss)	6,002,256	2,180,956	261,752	(19,901)
Change in net unrealized appreciation (depreciation)	(13,115,562)	18,708,292	(4,399,461)	9,017,832
Increase (decrease) in net assets resulting from operations	(234,781)	27,815,945	(358,609)	12,462,548
Distributions to shareholders
From net investment income
Class R1	(983)	(854)	(843)	(611)
Class R2	(1,475)	(1,090)	(2,638)	(856)
Class R4	(1,491)	(1,365)	(1,217)	(1,126)
Class R6	(3,410)	(3,381)	(2,286)	(2,134)
Class 1	(7,064,999)	(6,687,837)	(3,699,168)	(3,375,746)
From net realized gain
Class R1	(833)	(310)	(368)	(108)
Class R2	(991)	(306)	(849)	(108)
Class R4	(829)	(313)	(310)	(110)
Class R6	(1,617)	(653)	(482)	(170)
Class 1	(3,450,235)	(1,333,468)	(807,091)	(279,281)
Total distributions	(10,526,863)	(8,029,577)	(4,515,252)	(3,660,250)
From portfolio share transactions
From portfolio share transactions	(24,923,731)	15,502,625	(14,039,281)	24,851,459
Total increase (decrease)	(35,685,375)	35,288,993	(18,913,142)	33,653,757
Net assets
Beginning of year	440,146,680	404,857,687	269,723,341	236,069,584
End of year	$404,461,305	$440,146,680	$250,810,199	$269,723,341
Undistributed net investment income (loss)	$3,298,037	$3,479,904	$1,892,831	$1,812,224

SEE NOTES TO FINANCIAL STATEMENTS33

Financial highlights

Retirement Choices at 2055 Portfolio															Ratios and supplemental data
		Income (loss) from investment operations					Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)		[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)	[2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
08-31-2015	10.62	0.14			(0.56)	(0.42)	(0.10)	(0.02)	—	(0.12)	10.08	(4.04)			7.62			0.77			1.32		—	[6]	13
08-31-2014[5]	10.00	(0.01)			0.63	0.62	—	—	—	—	10.62	6.20	[7]		23.59	[8]		0.98	[8]		(0.22)		—	[6]	12
CLASS R2
08-31-2015	10.64	0.17			(0.57)	(0.40)	(0.12)	(0.02)	—	(0.14)	10.10	(3.85)			7.39			0.52			1.57		—	[6]	13
08-31-2014[5]	10.00	—	[9]		0.64	0.64	—	—	—	—	10.64	6.40	[7]		23.33	[8]		0.73	[8]		0.03		—	[6]	12
CLASS R4
08-31-2015	10.65	0.18			(0.56)	(0.38)	(0.14)	(0.02)	—	(0.16)	10.11	(3.67)			7.38			0.37			1.72		—	[6]	13
08-31-2014[5]	10.00	0.01			0.64	0.65	—	—	—	—	10.65	6.50	[7]		23.32	[8]		0.48	[8]		0.28		—	[6]	12
Class R6
08-31-2015	10.66	0.20			(0.56)	(0.36)	(0.16)	(0.02)	—	(0.18)	10.12	(3.48)			7.75			0.18			1.91		—	[6]	13
08-31-2014[5]	10.00	0.02			0.64	0.66	—	—	—	—	10.66	6.60	[7]		24.80	[8]		0.23	[8]		0.53		—	[6]	12
CLASS 1
08-31-2015	10.65	0.14			(0.51)	(0.37)	(0.15)	(0.02)	—	(0.17)	10.11	(3.52)			0.69			0.23			1.32		62		13
08-31-2014[5]	10.00	0.01			0.64	0.65	—	—	—	—	10.65	6.50	[7]		6.96	[8]		0.28	[8]		0.25		8		12

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07%-0.65% and 0.08%-0.65% for the periods ended 8-31-15 and 8-31-14, respectively.
5	Period from 3-26-14 (commencement of operations) to 8-31-14.
6	Less than $500,000.
7	Not annualized.
8	Annualized.
9	Less than $0.005 per share.

34SEE NOTES TO FINANCIAL STATEMENTS

Retirement Choices at 2050 Portfolio															Ratios and supplemental data
		Income (loss) from investment operations					Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)		[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
08-31-2015	12.64	0.15			(0.70)	(0.55)	(0.14)	(0.08)	—	(0.22)	11.87	(4.41)			3.77			0.83			1.20			—	[5]	5
08-31-2014	10.85	0.12			1.82	1.94	(0.12)	(0.03)	—	(0.15)	12.64	18.00			14.26			0.99			0.99			—	[5]	9
08-31-2013[6]	10.03	0.11			0.95	1.06	(0.07)	(0.17)	—	(0.24)	10.85	10.73	[7]		14.75	[8]		1.00	[8]		1.01	[8]		—	[5]	3	[9]
CLASS R2
08-31-2015	12.64	0.20			(0.72)	(0.52)	(0.17)	(0.08)	—	(0.25)	11.87	(4.18)			3.12			0.59			1.56			—	[5]	5
08-31-2014	10.85	0.15			1.82	1.97	(0.15)	(0.03)	—	(0.18)	12.64	18.27			14.02			0.74			1.24			—	[5]	9
08-31-2013[6]	10.03	0.13			0.96	1.09	(0.10)	(0.17)	—	(0.27)	10.85	11.00	[7]		14.50	[8]		0.75	[8]		1.26	[8]		—	[5]	3	[9]
CLASS R4
08-31-2015	12.68	0.22			(0.71)	(0.49)	(0.20)	(0.08)	—	(0.28)	11.91	(3.93)			4.22			0.39			1.73			—	[5]	5
08-31-2014	10.88	0.18			1.83	2.01	(0.18)	(0.03)	—	(0.21)	12.68	18.59			13.71			0.49			1.50			—	[5]	9
08-31-2013	10.06	0.16			0.95	1.11	(0.12)	(0.17)	—	(0.29)	10.88	11.24			19.82			0.50			1.49			—	[5]	3
08-31-2012[10]	10.00	0.01			0.05	0.06	—	—	—	—	10.06	0.60	[7]		21.46	[8]		0.48	[8]		0.23	[8]		—	[5]	132	[11]
Class R6
08-31-2015	12.64	0.23			(0.69)	(0.46)	(0.23)	(0.08)	—	(0.31)	11.87	(3.71)			3.41			0.19			1.83			—	[5]	5
08-31-2014	10.85	0.21			1.82	2.03	(0.21)	(0.03)	—	(0.24)	12.64	18.83			13.65			0.24			1.72			—	[5]	9
08-31-2013[6]	10.03	0.19			0.94	1.13	(0.14)	(0.17)	—	(0.31)	10.85	11.55	[7]		14.37	[8]		0.25	[8]		1.76	[8]		—	[5]	3	[9]
CLASS 1
08-31-2015	12.64	0.23			(0.69)	(0.46)	(0.23)	(0.08)	—	(0.31)	11.87	(3.75)			0.28			0.24			1.81			424		5
08-31-2014	10.85	0.19			1.83	2.02	(0.20)	(0.03)	—	(0.23)	12.64	18.77			0.29			0.29			1.57			380		9
08-31-2013	10.03	0.16			0.97	1.13	(0.14)	(0.17)	—	(0.31)	10.85	11.49			0.33			0.30			1.48			217		3
08-31-2012	9.14	0.11			0.91	1.02	(0.13)	—	—	(0.13)	10.03	11.30			0.38			0.23			1.14			87		132
08-31-2011[12]	10.00	—	[13]		(0.86)	(0.86)	—	—	—	—	9.14	(8.60	) [7]		4.34	[8]		0.16	[8]		(0.08	) [8]		11		—	[14]

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63% and 0.48%-0.56% for the years ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Less than $500,000.
6	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7	Not annualized.
8	Annualized.
9	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10	The inception date for Class R4 shares is 5-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	Period from 4-29-11 (commencement of operations) to 8-31-11.
13	Less than $0.005 per share.
14	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS35

Financial highlights continued

Retirement Choices at 2045 Portfolio													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)	[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
08-31-2015	14.17	0.16		(0.78)	(0.62)	(0.15)	(0.07)	—	(0.22)	13.33	(4.45)		2.77			0.90			1.14			—	[5]	5
08-31-2014	12.16	0.13		2.05	2.18	(0.13)	(0.04)	—	(0.17)	14.17	18.05		14.27			0.99			0.99			—	[5]	9
08-31-2013[6]	11.25	0.12		1.08	1.20	(0.08)	(0.21)	—	(0.29)	12.16	10.82 [7]		14.74	[8]		1.00	[8]		1.00	[8]		—	[5]	3	[9]
CLASS R2
08-31-2015	14.17	0.23		(0.81)	(0.58)	(0.19)	(0.07)	—	(0.26)	13.33	(4.22)		2.98			0.61			1.66			—	[5]	5
08-31-2014	12.16	0.16		2.05	2.21	(0.16)	(0.04)	—	(0.20)	14.17	18.33		13.66			0.74			1.20			—	[5]	9
08-31-2013[6]	11.25	0.15		1.08	1.23	(0.11)	(0.21)	—	(0.32)	12.16	11.09 [7]		14.51	[8]		0.75	[8]		1.25	[8]		—	[5]	3	[9]
CLASS R4
08-31-2015	14.21	0.24		(0.79)	(0.55)	(0.22)	(0.07)	—	(0.29)	13.37	(3.97)		4.22			0.38			1.73			—	[5]	5
08-31-2014	12.20	0.20		2.05	2.25	(0.20)	(0.04)	—	(0.24)	14.21	18.54		13.73			0.49			1.51			—	[5]	9
08-31-2013	11.28	0.18		1.09	1.27	(0.14)	(0.21)	—	(0.35)	12.20	11.43		19.83	[10]		0.50			1.48			—	[5]	3
08-31-2012[11]	11.23	0.01		0.04	0.05	—	—	—	—	11.28	0.45 [7]		21.41	[8]		0.49	[8]		0.21	[8]		—	[5]	124	[12]
Class R6
08-31-2015	14.18	0.23		(0.76)	(0.53)	(0.25)	(0.07)	—	(0.32)	13.33	(3.82)		3.09			0.19			1.64			—	[5]	5
08-31-2014	12.16	0.23		2.06	2.29	(0.23)	(0.04)	—	(0.27)	14.18	18.97		13.83			0.24			1.74			—	[5]	9
08-31-2013[6]	11.25	0.21		1.07	1.28	(0.16)	(0.21)	—	(0.37)	12.16	11.64 [7]		14.35	[8]		0.25	[8]		1.74	[8]		—	[5]	3	[9]
CLASS 1
08-31-2015	14.17	0.26		(0.78)	(0.52)	(0.25)	(0.07)	—	(0.32)	13.33	(3.80)		0.28			0.24			1.83			554		5
08-31-2014	12.16	0.22		2.05	2.27	(0.22)	(0.04)	—	(0.26)	14.17	18.83		0.29			0.29			1.61			512		9
08-31-2013	11.25	0.18		1.10	1.28	(0.16)	(0.21)	—	(0.37)	12.16	11.59		0.31			0.30			1.51			332		3
08-31-2012	10.28	0.14		0.99	1.13	(0.16)	— [13]	—	(0.16)	11.25	11.16		0.26			0.23			1.30			169		124
08-31-2011	9.12	0.06		1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.45		0.55			0.16			0.54			44		5

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63% and 0.48%-0.56% for the years ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Less than $500,000.
6	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7	Not annualized.
8	Annualized.
9	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10	Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.

36SEE NOTES TO FINANCIAL STATEMENTS

Retirement Choices at 2040 Portfolio													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)	[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
08-31-2015	14.12	0.16		(0.76)	(0.60)	(0.15)	(0.08)	—	(0.23)	13.29	(4.34)		4.03			0.80			1.15			—	[5]	5
08-31-2014	12.13	0.13		2.03	2.16	(0.13)	(0.04)	—	(0.17)	14.12	17.90		14.33			0.99			0.99			—	[5]	9
08-31-2013[6]	11.25	0.11		1.08	1.19	(0.08)	(0.23)	—	(0.31)	12.13	10.75 [7]		14.76	[8]		1.00	[8]		0.97	[8]		—	[5]	3	[9]
CLASS R2
08-31-2015	14.12	0.36		(0.96)	(0.60)	(0.18)	(0.08)	—	(0.26)	13.26	(4.32)		2.06			0.69			2.57			—	[5]	5
08-31-2014	12.13	0.08		2.11	2.19	(0.16)	(0.04)	—	(0.20)	14.12	18.17		6.48			0.74			0.57			—	[5]	9
08-31-2013[6]	11.25	0.14		1.07	1.21	(0.10)	(0.23)	—	(0.33)	12.13	11.02 [7]		14.51	[8]		0.75	[8]		1.22	[8]		—	[5]	3	[9]
CLASS R4
08-31-2015	14.17	0.24		(0.79)	(0.55)	(0.21)	(0.08)	—	(0.29)	13.33	(3.93)		4.24			0.39			1.72			—	[5]	5
08-31-2014	12.18	0.20		2.02	2.22	(0.19)	(0.04)	—	(0.23)	14.17	18.37		13.76			0.49			1.50			—	[5]	9
08-31-2013	11.29	0.17		1.08	1.25	(0.13)	(0.23)	—	(0.36)	12.18	11.34		19.65			0.50			1.45			—	[5]	3
08-31-2012[10]	11.23	0.01		0.05	0.06	—	—	—	—	11.29	0.53 [7]		21.37	[8]		0.49	[8]		0.20	[8]		—	[5]	124	[11]
Class R6
08-31-2015	14.12	0.16		(0.68)	(0.52)	(0.25)	(0.08)	—	(0.33)	13.27	(3.78)		1.07			0.19			1.19			1		5
08-31-2014	12.13	0.23		2.02	2.25	(0.22)	(0.04)	—	(0.26)	14.12	18.72		7.57			0.24			1.73			—	[5]	9
08-31-2013[6]	11.25	0.19		1.08	1.27	(0.16)	(0.23)	—	(0.39)	12.13	11.56 [7]		13.36	[8]		0.25	[8]		1.64	[8]		—	[5]	3	[9]
CLASS 1
08-31-2015	14.13	0.25		(0.78)	(0.53)	(0.24)	(0.08)	—	(0.32)	13.28	(3.83)		0.28			0.24			1.82			743		5
08-31-2014	12.14	0.21		2.04	2.25	(0.22)	(0.04)	—	(0.26)	14.13	18.65		0.29			0.29			1.61			686		9
08-31-2013	11.25	0.18		1.10	1.28	(0.16)	(0.23)	—	(0.39)	12.14	11.60		0.30			0.30			1.49			454		3
08-31-2012	10.28	0.14		0.98	1.12	(0.15)	— [12]	—	(0.15)	11.25	11.09		0.25			0.23			1.28			227		124
08-31-2011	9.12	0.06		1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.49		0.54			0.16			0.55			50		12

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63% and 0.48%-0.56% for the years ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Less than $500,000.
6	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7	Not annualized.
8	Annualized.
9	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10	The inception date for Class R4 shares is 5-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS37

Financial highlights continued

Retirement Choices at 2035 Portfolio													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)	[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
08-31-2015	13.98	0.08		(0.64)	(0.56)	(0.15)	(0.09)	—	(0.24)	13.18	(4.09)		2.39			0.87			0.56			1		6
08-31-2014	12.09	0.13		1.93	2.06	(0.13)	(0.04)	—	(0.17)	13.98	17.09		14.45			0.99			0.99			—	[5]	9
08-31-2013[6]	11.26	0.11		1.02	1.13	(0.08)	(0.22)	—	(0.30)	12.09	10.18 [7]		14.79	[8]		1.02	[8]		0.97	[8]		—	[5]	5	[9]
CLASS R2
08-31-2015	13.98	0.24		(0.77)	(0.53)	(0.19)	(0.09)	—	(0.28)	13.17	(3.93)		2.16			0.67			1.71			—	[5]	6
08-31-2014	12.09	0.16		1.93	2.09	(0.16)	(0.04)	—	(0.20)	13.98	17.36		13.50			0.74			1.21			—	[5]	9
08-31-2013[6]	11.26	0.14		1.02	1.16	(0.11)	(0.22)	—	(0.33)	12.09	10.45 [7]		14.55	[8]		0.77	[8]		1.22	[8]		—	[5]	5	[9]
CLASS R4
08-31-2015	14.03	0.24		(0.74)	(0.50)	(0.22)	(0.09)	—	(0.31)	13.22	(3.68)		4.29			0.40			1.72			—	[5]	6
08-31-2014	12.13	0.20		1.93	2.13	(0.19)	(0.04)	—	(0.23)	14.03	17.66		13.87			0.49			1.50			—	[5]	9
08-31-2013	11.29	0.17		1.02	1.19	(0.13)	(0.22)	—	(0.35)	12.13	10.78		19.89			0.52			1.45			—	[5]	5
08-31-2012[10]	11.23	0.01		0.05	0.06	—	—	—	—	11.29	0.53 [7]		21.34	[8]		0.49	[8]		0.25	[8]		—	[5]	128	[11]
Class R6
08-31-2015	13.99	0.24		(0.71)	(0.47)	(0.25)	(0.09)	—	(0.34)	13.18	(3.46)		1.29			0.21			1.76			—	[5]	6
08-31-2014	12.09	0.23		1.93	2.16	(0.22)	(0.04)	—	(0.26)	13.99	18.00		7.52			0.24			1.73			—	[5]	9
08-31-2013[6]	11.26	0.19		1.02	1.21	(0.16)	(0.22)	—	(0.38)	12.09	10.99 [7]		13.42	[8]		0.27	[8]		1.65	[8]		—	[5]	5	[9]
CLASS 1
08-31-2015	13.98	0.25		(0.72)	(0.47)	(0.25)	(0.09)	—	(0.34)	13.17	(3.50)		0.29			0.26			1.82			1,024		6
08-31-2014	12.09	0.22		1.92	2.14	(0.21)	(0.04)	—	(0.25)	13.98	17.86		0.29			0.29			1.63			955		9
08-31-2013	11.26	0.18		1.03	1.21	(0.16)	(0.22)	—	(0.38)	12.09	10.94		0.32			0.32			1.51			649		5
08-31-2012	10.30	0.14		0.98	1.12	(0.16)	— [12]	—	(0.16)	11.26	10.98		0.24			0.23			1.28			345		128
08-31-2011	9.15	0.07		1.24	1.31	(0.14)	(0.02)	—	(0.16)	10.30	14.25		0.40			0.16			0.72			75		13

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63% and 0.48%-0.56% for the years ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Less than $500,000.
6	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7	Not annualized.
8	Annualized.
9	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10	The inception date for Class R4 shares is 5-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	Less than $0.005 per share.

38SEE NOTES TO FINANCIAL STATEMENTS

Retirement Choices at 2030 Portfolio													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)	[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
08-31-2015	13.64	0.17		(0.67)	(0.50)	(0.14)	(0.08)	—	(0.22)	12.92	(3.70)		3.12			0.92			1.23			—	[5]	7
08-31-2014	11.94	0.13		1.73	1.86	(0.13)	(0.03)	—	(0.16)	13.64	15.65		14.74			1.02			1.01			—	[5]	9
08-31-2013[6]	11.26	0.12		0.85	0.97	(0.08)	(0.21)	—	(0.29)	11.94	8.75 [7]		14.92	[8]		1.04	[8]		1.01	[8]		—	[5]	6	[9]
CLASS R2
08-31-2015	13.65	0.29		(0.76)	(0.47)	(0.18)	(0.08)	—	(0.26)	12.92	(3.53)		2.20			0.74			2.10			—	[5]	7
08-31-2014	11.94	0.10		1.80	1.90	(0.16)	(0.03)	—	(0.19)	13.65	16.01		7.63			0.77			0.76			—	[5]	9
08-31-2013[6]	11.26	0.15		0.85	1.00	(0.11)	(0.21)	—	(0.32)	11.94	9.02 [7]		14.67	[8]		0.79	[8]		1.26	[8]		—	[5]	6	[9]
CLASS R4
08-31-2015	13.69	0.23		(0.66)	(0.43)	(0.21)	(0.08)	—	(0.29)	12.97	(3.21)		4.41			0.43			1.71			—	[5]	7
08-31-2014	11.98	0.20		1.73	1.93	(0.19)	(0.03)	—	(0.22)	13.69	16.23		14.14			0.52			1.51			—	[5]	9
08-31-2013	11.29	0.18		0.85	1.03	(0.13)	(0.21)	—	(0.34)	11.98	9.35		19.82			0.54			1.49			—	[5]	6
08-31-2012[10]	11.21	0.01		0.07	0.08	—	—	—	—	11.29	0.71 [7]		21.28	[8]		0.52	[8]		0.33	[8]		—	[5]	122	[11]
Class R6
08-31-2015	13.64	0.19		(0.59)	(0.40)	(0.24)	(0.08)	—	(0.32)	12.92	(2.99)		1.21			0.24			1.42			1		7
08-31-2014	11.94	0.23		1.72	1.95	(0.22)	(0.03)	—	(0.25)	13.64	16.48		5.76			0.27			1.82			—	[5]	9
08-31-2013[6]	11.26	0.18		0.87	1.05	(0.16)	(0.21)	—	(0.37)	11.94	9.55 [7]		11.95	[8]		0.29	[8]		1.59	[8]		—	[5]	6	[9]
CLASS 1
08-31-2015	13.65	0.25		(0.65)	(0.40)	(0.24)	(0.08)	—	(0.32)	12.93	(3.03)		0.32			0.29			1.82			1,245		7
08-31-2014	11.94	0.21		1.74	1.95	(0.21)	(0.03)	—	(0.24)	13.65	16.51		0.32			0.32			1.65			1,196		9
08-31-2013	11.26	0.18		0.87	1.05	(0.16)	(0.21)	—	(0.37)	11.94	9.50		0.34			0.34			1.55			820		6
08-31-2012	10.34	0.14		0.94	1.08	(0.16)	— [12]	—	(0.16)	11.26	10.54		0.24			0.24			1.34			433		122
08-31-2011	9.25	0.09		1.17	1.26	(0.15)	(0.02)	—	(0.17)	10.34	13.56		0.35			0.16			0.88			91		10

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63% and 0.48%-0.56% for the years ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Less than $500,000.
6	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7	Not annualized.
8	Annualized.
9	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10	The inception date for Class R4 shares is 5-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS39

Financial highlights continued

Retirement Choices at 2025 Portfolio													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)	[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
08-31-2015	13.09	0.18		(0.55)	(0.37)	(0.13)	(0.07)	—	(0.20)	12.52	(2.88)		3.61			0.99			1.38			—	[5]	9
08-31-2014	11.71	0.13		1.40	1.53	(0.12)	(0.03)	—	(0.15)	13.09	13.13		15.21			1.08			1.03			—	[5]	13
08-31-2013[6]	11.29	0.12		0.59	0.71	(0.07)	(0.22)	—	(0.29)	11.71	6.40 [7]		15.15	[8]		1.09	[8]		1.04	[8]		—	[5]	9	[9]
CLASS R2
08-31-2015	13.09	0.19		(0.52)	(0.33)	(0.16)	(0.07)	—	(0.23)	12.53	(2.56)		4.41			0.65			1.49			—	[5]	9
08-31-2014	11.71	0.16		1.40	1.56	(0.15)	(0.03)	—	(0.18)	13.09	13.40		15.08			0.83			1.28			—	[5]	13
08-31-2013[6]	11.29	0.15		0.59	0.74	(0.10)	(0.22)	—	(0.32)	11.71	6.67 [7]		14.91	[8]		0.84	[8]		1.30	[8]		—	[5]	9	[9]
CLASS R4
08-31-2015	13.12	0.22		(0.53)	(0.31)	(0.19)	(0.07)	—	(0.26)	12.55	(2.39)		4.62			0.50			1.71			—	[5]	9
08-31-2014	11.74	0.19		1.40	1.59	(0.18)	(0.03)	—	(0.21)	13.12	13.63		14.64			0.58			1.53			—	[5]	13
08-31-2013	11.31	0.18		0.60	0.78	(0.13)	(0.22)	—	(0.35)	11.74	7.01		20.24			0.59			1.53			—	[5]	9
08-31-2012[10]	11.18	0.02		0.11	0.13	—	—	—	—	11.31	1.16 [7]		21.16	[8]		0.55	[8]		0.49	[8]		—	[5]	123	[11]
Class R6
08-31-2015	13.09	0.22		(0.49)	(0.27)	(0.23)	(0.07)	—	(0.30)	12.52	(2.16)		1.14			0.30			1.70			1		9
08-31-2014	11.71	0.22		1.40	1.62	(0.21)	(0.03)	—	(0.24)	13.09	13.94		3.15			0.33			1.77			1		13
08-31-2013[6]	11.29	0.19		0.61	0.80	(0.16)	(0.22)	—	(0.38)	11.71	7.19 [7]		10.94	[8]		0.34	[8]		1.62	[8]		1		9	[9]
CLASS 1
08-31-2015	13.09	0.24		(0.52)	(0.28)	(0.22)	(0.07)	—	(0.29)	12.52	(2.20)		0.39			0.35			1.82			1,352		9
08-31-2014	11.71	0.21		1.40	1.61	(0.20)	(0.03)	—	(0.23)	13.09	13.89		0.38			0.38			1.68			1,294		13
08-31-2013	11.29	0.19		0.60	0.79	(0.15)	(0.22)	—	(0.37)	11.71	7.14		0.39			0.39			1.60			937		9
08-31-2012	10.42	0.16		0.86	1.02	(0.15)	— [12]	—	(0.15)	11.29	9.96		0.26			0.26			1.47			519		123
08-31-2011	9.40	0.12		1.06	1.18	(0.14)	(0.02)	—	(0.16)	10.42	12.57		0.30			0.16			1.20			123		14

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63% and 0.48%-0.56% for the years ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Less than $500,000.
6	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7	Not annualized.
8	Annualized.
9	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10	The inception date for Class R4 shares is 5-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	Less than $0.005 per share.

40SEE NOTES TO FINANCIAL STATEMENTS

Retirement Choices at 2020 Portfolio													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)	[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
08-31-2015	12.36	0.15		(0.38)	(0.23)	(0.12)	(0.09)	—	(0.21)	11.92	(1.88)		4.84			0.99			1.25			—	[5]	13
08-31-2014	11.40	0.12		0.99	1.11	(0.11)	(0.04)	—	(0.15)	12.36	9.78		15.97			1.15			1.02			—	[5]	16
08-31-2013[6]	11.30	0.12		0.24	0.36	(0.07)	(0.19)	—	(0.26)	11.40	3.18 [7]		15.47	[8]		1.16	[8]		1.02	[8]		—	[5]	11	[9]
CLASS R2
08-31-2015	12.37	0.15		(0.37)	(0.22)	(0.15)	(0.09)	—	(0.24)	11.91	(1.80)		1.91			0.88			1.27			1		13
08-31-2014	11.40	0.13		1.02	1.15	(0.14)	(0.04)	—	(0.18)	12.37	10.13		10.59			0.90			1.07			—	[5]	16
08-31-2013[6]	11.30	0.15		0.24	0.39	(0.10)	(0.19)	—	(0.29)	11.40	3.44 [7]		15.22	[8]		0.91	[8]		1.27	[8]		—	[5]	11	[9]
CLASS R4
08-31-2015	12.38	0.20		(0.38)	(0.18)	(0.18)	(0.09)	—	(0.27)	11.93	(1.47)		4.93			0.57			1.65			—	[5]	13
08-31-2014	11.41	0.18		1.00	1.18	(0.17)	(0.04)	—	(0.21)	12.38	10.39		15.33			0.65			1.52			—	[5]	16
08-31-2013	11.31	0.17		0.24	0.41	(0.12)	(0.19)	—	(0.31)	11.41	3.69		20.55			0.66			1.50			—	[5]	11
08-31-2012[10]	11.13	0.03		0.15	0.18	—	—	—	—	11.31	1.62 [7]		21.05	[8]		0.60	[8]		0.76	[8]		—	[5]	127	[11]
Class R6
08-31-2015	12.36	0.22		(0.37)	(0.15)	(0.21)	(0.09)	—	(0.30)	11.91	(1.23)		1.35			0.38			1.77			—	[5]	13
08-31-2014	11.40	0.21		0.99	1.20	(0.20)	(0.04)	—	(0.24)	12.36	10.59		4.41			0.40			1.75			—	[5]	16
08-31-2013[6]	11.30	0.19		0.25	0.44	(0.15)	(0.19)	—	(0.34)	11.40	3.95 [7]		12.08	[8]		0.41	[8]		1.71	[8]		—	[5]	11	[9]
CLASS 1
08-31-2015	12.36	0.22		(0.38)	(0.16)	(0.21)	(0.09)	—	(0.30)	11.90	(1.36)		0.46			0.43			1.78			939		13
08-31-2014	11.39	0.20		1.00	1.20	(0.19)	(0.04)	—	(0.23)	12.36	10.63		0.45			0.45			1.69			947		16
08-31-2013	11.30	0.18		0.25	0.43	(0.15)	(0.19)	—	(0.34)	11.39	3.81		0.46			0.46			1.61			757		11
08-31-2012	10.54	0.17		0.74	0.91	(0.15)	— [12]	—	(0.15)	11.30	8.75		0.29			0.29			1.62			448		127
08-31-2011	9.70	0.17		0.81	0.98	(0.11)	(0.03)	—	(0.14)	10.54	10.13		0.32			0.16			1.60			105		12

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63% and 0.48%-0.56% for the years ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Less than $500,000.
6	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7	Not annualized.
8	Annualized.
9	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10	The inception date for Class R4 shares is 5-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS41

Financial highlights continued

Retirement Choices at 2015 Portfolio														Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
08-31-2015	11.50	0.12		(0.19)	(0.07)	(0.11)	(0.09)	—	(0.20)	11.23	(0.63)			5.44			1.06			1.05		—	[5]	32
08-31-2014	10.98	0.10		0.55	0.65	(0.09)	(0.04)	—	(0.13)	11.50	5.95			16.81			1.25			0.91		—	[5]	22
08-31-2013[6]	11.26	0.11		(0.14)	(0.03)	(0.07)	(0.18)	—	(0.25)	10.98	(0.30	) [7]		15.88	[8]		1.25	[8]		0.93	[8]	—	[5]	27	[9]
CLASS R2
08-31-2015	11.50	0.14		(0.18)	(0.04)	(0.14)	(0.09)	—	(0.23)	11.23	(0.38)			4.59			0.82			1.24		—	[5]	32
08-31-2014	10.98	0.13		0.55	0.68	(0.12)	(0.04)	—	(0.16)	11.50	6.22			16.81			1.00			1.16		—	[5]	22
08-31-2013[6]	11.26	0.13		(0.13)	—	(0.10)	(0.18)	—	(0.28)	10.98	(0.05	) [7]		15.64	[8]		1.00	[8]		1.18	[8]	—	[5]	27	[9]
CLASS R4
08-31-2015	11.50	0.17		(0.19)	(0.02)	(0.17)	(0.09)	—	(0.26)	11.22	(0.22)			5.29			0.65			1.46		—	[5]	32
08-31-2014	10.98	0.16		0.55	0.71	(0.15)	(0.04)	—	(0.19)	11.50	6.48			16.19			0.75			1.42		—	[5]	22
08-31-2013	11.26	0.16		(0.14)	0.02	(0.12)	(0.18)	—	(0.30)	10.98	0.20			21.18			0.75			1.42		—	[5]	27
08-31-2012[10]	11.03	0.04		0.19	0.23	—	—	—	—	11.26	2.09	[7]		20.89	[8]		0.66	[8]		1.04	[8]	—	[5]	133	[11]
Class R6
08-31-2015	11.51	0.19		(0.19)	—	(0.20)	(0.09)	—	(0.29)	11.22	(0.05)			2.82			0.46			1.65		—	[5]	32
08-31-2014	10.98	0.19		0.56	0.75	(0.18)	(0.04)	—	(0.22)	11.51	6.84			8.15			0.50			1.66		—	[5]	22
08-31-2013[6]	11.26	0.18		(0.13)	0.05	(0.15)	(0.18)	—	(0.33)	10.98	0.45	[7]		12.19	[8]		0.50	[8]		1.64	[8]	—	[5]	27	[9]
CLASS 1
08-31-2015	11.51	0.18		(0.19)	(0.01)	(0.19)	(0.09)	—	(0.28)	11.22	(0.10)			0.55			0.51			1.60		404		32
08-31-2014	10.98	0.18		0.56	0.74	(0.17)	(0.04)	—	(0.21)	11.51	6.79			0.55			0.55			1.61		440		22
08-31-2013	11.26	0.18		(0.13)	0.05	(0.15)	(0.18)	—	(0.33)	10.98	0.40			0.55			0.55			1.57		404		27
08-31-2012	10.68	0.19		0.54	0.73	(0.15)	— [12]	—	(0.15)	11.26	6.92			0.32			0.31			1.79		293		133
08-31-2011	10.03	0.23		0.55	0.78	(0.09)	(0.04)	—	(0.13)	10.68	7.85			0.41			0.16			2.21		70		26

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63% and 0.48%-0.56% for the years ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Less than $500,000.
6	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7	Not annualized.
8	Annualized.
9	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10	The inception date for Class R4 shares is 5-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	Less than $0.005 per share.

42SEE NOTES TO FINANCIAL STATEMENTS

Retirement Choices at 2010 Portfolio														Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
08-31-2015	11.24	0.10		(0.19)	(0.09)	(0.08)	(0.03)	—	(0.11)	11.04	(0.79)			4.86			1.10			0.85			—	[5]	30
08-31-2014	10.85	0.07		0.40	0.47	(0.07)	(0.01)	—	(0.08)	11.24	4.35			17.28			1.27			0.66			—	[5]	26
08-31-2013[6]	11.21	0.08		(0.19)	(0.11)	(0.06)	(0.19)	—	(0.25)	10.85	(1.03	) [7]		16.02	[8]		1.28	[8]		0.73	[8]		—	[5]	46	[9]
CLASS R2
08-31-2015	11.24	0.12		(0.20)	(0.08)	(0.11)	(0.03)	—	(0.14)	11.02	(0.73)			2.94			0.94			1.03			—	[5]	30
08-31-2014	10.85	0.09		0.41	0.50	(0.10)	(0.01)	—	(0.11)	11.24	4.62			11.28			1.02			0.83			—	[5]	26
08-31-2013[6]	11.21	0.11		(0.19)	(0.08)	(0.09)	(0.19)	—	(0.28)	10.85	(0.78	) [7]		15.78	[8]		1.03	[8]		0.98	[8]		—	[5]	46	[9]
CLASS R4
08-31-2015	11.23	0.15		(0.19)	(0.04)	(0.14)	(0.03)	—	(0.17)	11.02	(0.39)			5.37			0.66			1.31			—	[5]	30
08-31-2014	10.84	0.13		0.40	0.53	(0.13)	(0.01)	—	(0.14)	11.23	4.88			16.41			0.77			1.16			—	[5]	26
08-31-2013	11.20	0.13		(0.18)	(0.05)	(0.12)	(0.19)	—	(0.31)	10.84	(0.53)			21.14			0.78			1.21			—	[5]	46
08-31-2012[10]	10.96	0.04		0.20	0.24	—	—	—	—	11.20	2.19	[7]		20.84	[8]		0.69	[8]		1.06	[8]		—	[5]	148	[11]
Class R6
08-31-2015	11.23	0.16		(0.16)	—	(0.17)	(0.03)	—	(0.20)	11.03	(0.05)			2.37			0.47			1.41			—	[5]	30
08-31-2014	10.85	0.16		0.38	0.54	(0.15)	(0.01)	—	(0.16)	11.23	5.05			10.91			0.52			1.41			—	[5]	26
08-31-2013[6]	11.21	0.16		(0.18)	(0.02)	(0.15)	(0.19)	—	(0.34)	10.85	(0.28	) [7]		14.94	[8]		0.53	[8]		1.48	[8]		—	[5]	46	[9]
CLASS 1
08-31-2015	11.23	0.16		(0.18)	(0.02)	(0.16)	(0.03)	—	(0.19)	11.02	(0.19)			0.57			0.52			1.44			250		30
08-31-2014	10.85	0.15		0.39	0.54	(0.15)	(0.01)	—	(0.16)	11.23	5.00			0.57			0.57			1.35			269		26
08-31-2013	11.21	0.15		(0.18)	(0.03)	(0.14)	(0.19)	—	(0.33)	10.85	(0.33)			0.58			0.58			1.36			236		46
08-31-2012	10.75	0.20		0.43	0.63	(0.17)	— [12]	—	(0.17)	11.21	5.96			0.35			0.33			1.83			197		148
08-31-2011	10.37	0.29		0.24	0.53	(0.10)	(0.05)	—	(0.15)	10.75	5.19			0.44			0.16			2.82			52		109

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63% and 0.48%-0.56% for the years ended 8-31-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Less than $500,000.
6	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
7	Not annualized.
8	Annualized.
9	Portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
10	The inception date for Class R4 shares is 5-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS43

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which (collectively Retirement Choices Portfolios or the portfolios, and each individually, the portfolio) are presented in this report. The Retirement Choices Portfolios are series of the Trust and operate as "funds of funds" that invest in other series of the Trust, other funds in the John Hancock group of funds complex, and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R1, Class R2, and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees, and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the portfolios and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the portfolios and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. For the year ended August 31, 2015, the portfolios had no borrowings under either line of credit.

44

Commitment fees for the year ended August 31, 2015 were as follows:

Portfolio	Commitment fee	Portfolio	Commitment fee
Retirement Choices at 2055 Portfolio	$507	Retirement Choices at 2030 Portfolio	$936
Retirement Choices at 2050 Portfolio	641	Retirement Choices at 2025 Portfolio	969
Retirement Choices at 2045 Portfolio	690	Retirement Choices at 2020 Portfolio	833
Retirement Choices at 2040 Portfolio	755	Retirement Choices at 2015 Portfolio	649
Retirement Choices at 2035 Portfolio	854	Retirement Choices at 2010 Portfolio	590

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned at August 31, 2015, including short term-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Choices at 2055 Portfolio	$65,922,572	$12,821	($3,441,203)	($3,428,382)
Retirement Choices at 2050 Portfolio	400,591,235	29,457,878	(5,525,240)	23,932,638
Retirement Choices at 2045 Portfolio	510,725,066	51,641,083	(7,348,205)	44,292,878
Retirement Choices at 2040 Portfolio	684,852,189	70,121,873	(9,963,045)	60,158,828
Retirement Choices at 2035 Portfolio	943,466,929	97,689,313	(14,735,568)	82,953,745
Retirement Choices at 2030 Portfolio	1,154,371,942	112,311,040	(18,708,509)	93,602,531
Retirement Choices at 2025 Portfolio	1,271,966,310	102,914,151	(20,560,736)	82,353,415
Retirement Choices at 2020 Portfolio	906,992,328	48,341,628	(15,252,907)	33,088,721
Retirement Choices at 2015 Portfolio	407,757,322	6,126,932	(4,844,168)	1,282,764
Retirement Choices at 2010 Portfolio	251,705,123	2,937,761	(2,166,009)	771,752

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

The tax character of distributions for the year ended August 31, 2015 was as follows:

Portfolio	Ordinary income	Long term capital gains	Total
Retirement Choices at 2055 Portfolio	$337,998	$3	$338,001
Retirement Choices at 2050 Portfolio	7,673,007	1,933,002	9,606,009
Retirement Choices at 2045 Portfolio	10,412,321	1,445,368	11,857,689
Retirement Choices at 2040 Portfolio	13,793,085	2,636,016	16,429,101
Retirement Choices at 2035 Portfolio	18,951,079	4,687,303	23,638,382
Retirement Choices at 2030 Portfolio	23,048,773	5,374,096	28,422,869
Retirement Choices at 2025 Portfolio	24,043,921	5,170,102	29,214,023
Retirement Choices at 2020 Portfolio	19,209,270	3,497,688	22,706,958
Retirement Choices at 2015 Portfolio	8,525,495	2,001,368	10,526,863
Retirement Choices at 2010 Portfolio	3,979,188	536,064	4,515,252

45

The tax character of distributions for the year ended August 31, 2014 was as follows:

Portfolio	Ordinary income	Long term capital gains	Total
Retirement Choices at 2050 Portfolio	$5,348,591	—	$5,348,591
Retirement Choices at 2045 Portfolio	7,886,717	—	7,886,717
Retirement Choices at 2040 Portfolio	10,578,746	—	10,578,746
Retirement Choices at 2035 Portfolio	14,833,162	—	14,833,162
Retirement Choices at 2030 Portfolio	18,401,696	$36,210	18,437,906
Retirement Choices at 2025 Portfolio	19,874,316	267,146	20,141,462
Retirement Choices at 2020 Portfolio	14,622,379	1,457,156	16,079,535
Retirement Choices at 2015 Portfolio	7,687,296	342,281	8,029,577
Retirement Choices at 2010 Portfolio	3,618,156	42,094	3,660,250

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed ordinary income	Undistributed long term capital gains
Retirement Choices at 2055 Portfolio	$154,153	$361,101
Retirement Choices at 2050 Portfolio	1,420,469	6,636,739
Retirement Choices at 2045 Portfolio	2,048,730	8,420,020
Retirement Choices at 2040 Portfolio	2,950,415	11,040,756
Retirement Choices at 2035 Portfolio	4,783,508	14,497,800
Retirement Choices at 2030 Portfolio	7,132,206	17,225,235
Retirement Choices at 2025 Portfolio	10,915,622	16,719,293
Retirement Choices at 2020 Portfolio	9,823,844	13,170,449
Retirement Choices at 2015 Portfolio	3,537,125	5,341,388
Retirement Choices at 2010 Portfolio	2,188,287	443,061

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolio's financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor, on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust. John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

The advisory fees have two components: (a) a fee on assets invested in affiliated funds (Affiliated fund assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any funds of the Trust or John Hancock Funds III.

The rates, outlined below, are applied to the Affiliated fund assets and Other assets of each portfolio.

	First 7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliate fund assets	0.06%	0.05%
Other assets	0.51%	0.50%

46

Expense reimbursements. Effective January 1, 2015, the Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of each portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of each portfolio. "Other expenses" means all of the expenses of each portfolio, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, underlying fund expenses (acquired fund fees), and short dividend expense and all other class level expenses. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2015, this waiver also excluded blue sky fees and printing.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, Class R4, and Class R6 shares of the portfolios, including Rule 12b-1 fees, transfer agent and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, 0.25%, and 0.00%, of the portfolios' average annual net assets (on an annualized basis), respectively. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2015, this waiver also included blue sky fees and printing and postage.

Effective July 1, 2015, the Advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual portfolio operating expenses of all portfolios, except Retirement Choices at 2020, Retirement Choices at 2015, and Retirement Choices at 2010 Portfolios, by 0.20% of the portfolios' average net assets. For Retirement Choices at 2020, Retirement Choices at 2015 and Retirement Choices at 2010, the Advisor has agreed to reduce the total annual portfolio operating expenses by 0.22%, 0.24% and 0.26%, of the portfolios' average net assets, respectively. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to each portfolio and the underlying investments in a portfolio does not exceed 0.51% of the portfolio's first $7.5 billion of average net assets and 0.50% of the portfolio's average daily net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the portfolios.

For the year ended August 31, 2015, the expense reductions to these plans amounted to the following and are reflected as a reduction of total expenses in the Statement of operations:

	Expense reimbursement by class
Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total
Retirement Choices at 2055 Portfolio	$7,335	$7,356	$7,409	$8,125	$155,541	$185,766
Retirement Choices at 2050 Portfolio	4,556	4,577	4,680	4,726	147,857	166,396
Retirement Choices at 2045 Portfolio	4,523	4,545	4,681	4,743	194,766	213,258
Retirement Choices at 2040 Portfolio	4,566	4,599	4,681	5,101	261,281	280,228
Retirement Choices at 2035 Portfolio	4,697	4,590	4,681	4,856	361,015	379,839
Retirement Choices at 2030 Portfolio	4,554	4,498	4,680	4,969	437,217	455,918
Retirement Choices at 2025 Portfolio	4,529	4,570	4,679	5,018	471,161	489,957
Retirement Choices at 2020 Portfolio	4,561	4,772	4,682	4,957	357,652	376,624
Retirement Choices at 2015 Portfolio	4,567	4,587	4,684	4,782	170,982	189,602
Retirement Choices at 2010 Portfolio	4,579	4,586	4,696	4,859	133,913	152,633

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the portfolios were below their expense limitation during this period. The table below outlines the amounts recovered during the year ended August 31, 2015, if applicable:

Portfolio	Amounts recovered during the year ended August 31, 2015
Retirement Choices at 2050 Portfolio	$4,118
Retirement Choices at 2045 Portfolio	7,947
Retirement Choices at 2015 Portfolio	6,009
Retirement Choices at 2010 Portfolio	1,099

	Amounts recovered by class
Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total
Retirement Choices at 2050 Portfolio	$2	$1	$1	$1	$4,113	$4,118
Retirement Choices at 2045 Portfolio	3	3	2	2	7,937	7,947
Retirement Choices at 2015 Portfolio	1	1	1	3	6,003	6,009
Retirement Choices at 2010 Portfolio	—	1	—	1	1,097	1,099

Effective October 1, 2014, the expense recapture program was terminated.

47

The investment management fees incurred for the year ended August 31, 2015, including expense waivers and amounts recaptured as described above, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:

Portfolio	Net annual effective rate	Portfolio	Net annual effective rate
Retirement Choices at 2055 Portfolio	—	Retirement Choices at 2030 Portfolio	0.21%
Retirement Choices at 2050 Portfolio	0.15%	Retirement Choices at 2025 Portfolio	0.28%
Retirement Choices at 2045 Portfolio	0.15%	Retirement Choices at 2020 Portfolio	0.35%
Retirement Choices at 2040 Portfolio	0.16%	Retirement Choices at 2015 Portfolio	0.41%
Retirement Choices at 2035 Portfolio	0.18%	Retirement Choices at 2010 Portfolio	0.40%

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investments in underlying funds.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting, and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of each portfolio's average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class R1, Class R2, Class R4, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, and Class R4 shares, the portfolios pays for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class R1	0.50%	0.25%	Class R4	0.25%	0.10%
Class R2	0.25%	0.25%	Class 1	0.05%	—

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares to limit the Rule 12b-1 fees on Class R4 to 0.15% of average daily net assets of Class R4 shares, until at least December 31, 2016, unless renewed by mutual agreement of the portfolio and the Distributor based upon a determination that this is appropriate under the circumstances at that time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2015:

Portfolio	Class R4 Rule 12b-1 reimbursement	Portfolio	Class R4 Rule 12b-1 reimbursement
Retirement Choices at 2055 Portfolio	$106	Retirement Choices at 2030 Portfolio	$121
Retirement Choices at 2050 Portfolio	125	Retirement Choices at 2025 Portfolio	116
Retirement Choices at 2045 Portfolio	125	Retirement Choices at 2020 Portfolio	110
Retirement Choices at 2040 Portfolio	125	Retirement Choices at 2015 Portfolio	103
Retirement Choices at 2035 Portfolio	123	Retirement Choices at 2010 Portfolio	102

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Portfolio	Share class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Retirement Choices at 2055 Portfolio	Class R1	$530	$17	$6,805	—
	Class R2	265	17	6,826	—
	Class R4	265	17	6,826	—
	Class R6	—	16	7,467	—
	Class 1	16,726	—	—	—
	Total	$17,786	$67	$27,924	—

48

Portfolio	Share class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Retirement Choices at 2050 Portfolio	Class R1	$847	$24	$4,517	$93
	Class R2	581	29	4,517	93
	Class R4	313	20	4,580	93
	Class R6	—	23	4,517	131
	Class 1	203,551	—	—	—
	Total	$205,292	$96	$18,131	$410
Retirement Choices at 2045 Portfolio	Class R1	$1,506	$38	$4,517	$93
	Class R2	683	31	4,517	94
	Class R4	313	20	4,580	93
	Class R6	—	25	4,517	134
	Class 1	272,376	—	—	—
	Total	$274,878	$114	$18,131	$414
Retirement Choices at 2040 Portfolio	Class R1	$742	$22	$4,517	$93
	Class R2	1,578	52	4,517	93
	Class R4	312	20	4,580	93
	Class R6	—	92	4,517	238
	Class 1	366,782	—	—	—
	Total	$369,414	$186	$18,131	$517
Retirement Choices at 2035 Portfolio	Class R1	$1,854	$48	$4,517	$92
	Class R2	1,261	49	4,517	93
	Class R4	309	20	4,580	93
	Class R6	—	71	4,517	142
	Class 1	507,043	—	—	—
	Total	$510,467	$188	$18,131	$420
Retirement Choices at 2030 Portfolio	Class R1	$1,272	$33	$4,517	$92
	Class R2	1,342	48	4,517	93
	Class R4	302	19	4,580	93
	Class R6	—	81	4,517	162
	Class 1	622,963	—	—	—
	Total	$625,879	$181	$18,131	$440
Retirement Choices at 2025 Portfolio	Class R1	$1,064	$28	$4,517	$92
	Class R2	311	19	4,517	92
	Class R4	291	18	4,580	92
	Class R6	—	96	4,517	200
	Class 1	671,760	—	—	—
	Total	$673,426	$161	$18,131	$476
Retirement Choices at 2020 Portfolio	Class R1	$622	$19	$4,517	$92
	Class R2	2,020	70	4,517	90
	Class R4	275	17	4,580	92
	Class R6	—	80	4,517	173
	Class 1	476,828	—	—	—
	Total	$479,745	$186	$18,131	$447
Retirement Choices at 2015 Portfolio	Class R1	$529	$16	$4,517	$89
	Class R2	344	19	4,517	89
	Class R4	258	17	4,580	90
	Class R6	—	32	4,517	152
	Class 1	214,776	—	—	—
	Total	$215,907	$84	$18,131	$420

49

Portfolio	Share class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Retirement Choices at 2010 Portfolio	Class R1	$661	$19	$4,517	$77
	Class R2	934	36	4,517	63
	Class R4	255	16	4,580	75
	Class R6	—	41	4,517	110
	Class 1	130,492	—	—	—
	Total	$132,342	$112	$18,131	$325

Effective January 1, 2015, state registration fees and printing and postage are treated as portfolio level expenses and are not included in the table above. For the period January 1, 2015 to August 31, 2015, state registration fees and printing and postage were as follows:

Portfolio	State registration fees	Printing and postage
Retirement Choices at 2055 Portfolio	$36,922	—
Retirement Choices at 2050 Portfolio	34,691	$153
Retirement Choices at 2045 Portfolio	34,691	368
Retirement Choices at 2040 Portfolio	34,691	477
Retirement Choices at 2035 Portfolio	34,691	1,204
Retirement Choices at 2030 Portfolio	34,727	1,668
Retirement Choices at 2025 Portfolio	34,691	1,687
Retirement Choices at 2020 Portfolio	34,691	1,058
Retirement Choices at 2015 Portfolio	34,691	78
Retirement Choices at 2010 Portfolio	34,691	—

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in the portfolios shares for the years ended August 31, 2015 and 2014 were as follows:

Retirement Choices at 2055 Portfolio

		Year ended 8-31-15		Year ended 8-31-14[1]
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class 1 shares
Sold	5,704,766	$60,512,642	755,387	$7,910,264
Distributions reinvested	31,262	330,436	—	—
Repurchased	(315,901)	(3,366,730)	(31,810)	(338,805)
Net increase	5,420,127	$57,476,348	723,577	$7,571,459
Total net increase	5,420,127	$57,476,348	763,577	$7,971,459

1 Period from 3-26-14 (commencement of operations) to 8-31-14.

50

Retirement Choices at 2050 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	2,500	$31,173	1,124	$14,177
Distributions reinvested	28	340	—	—
Net increase	2,528	$31,513	1,124	$14,177
Class R2 shares
Sold	7,708	$97,206	390	$4,894
Distributions reinvested	106	1,320	—	—
Repurchased	(2,605)	(32,253)	—	—
Net increase	5,209	$66,273	390	$4,894
Class R6 Shares
Sold	3,062	$38,194	749	$9,179
Distributions reinvested	24	303	—	—
Repurchased	(8)	(99)	—	—
Net increase	3,078	$38,398	749	$9,179
Class 1 shares
Sold	6,545,068	$81,748,363	10,086,346	$119,364,616
Distributions reinvested	774,278	9,593,302	453,383	5,340,854
Repurchased	(1,645,603)	(20,308,898)	(497,822)	(5,991,040)
Net increase	5,673,743	$71,032,767	10,041,907	$118,714,430
Total net increase	5,684,558	$71,168,951	10,044,170	$118,742,680

Retirement Choices at 2045 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	15,030	$212,378	154	$2,155
Distributions reinvested	112	1,569	—	—
Repurchased	(9,090)	(125,472)	—	—
Net increase	6,052	$88,475	154	$2,155
Class R2 shares
Sold	7,719	$108,755	3,835	$53,280
Distributions reinvested	110	1,538	—	—
Repurchased	(13,546)	(187,081)	—	—
Net increase (decrease)	(5,717)	($76,788)	3,835	$53,280
Class R6 Shares
Sold	5,157	$72,450	136	$1,907
Distributions reinvested	4	59	—	—
Repurchased	(22)	(305)	—	—
Net increase	5,139	$72,204	136	$1,907
Class 1 shares
Sold	6,686,068	$93,760,463	8,899,667	$118,324,090
Distributions reinvested	850,913	11,844,710	596,885	7,878,883
Repurchased	(2,045,379)	(28,428,175)	(701,115)	(9,418,549)
Net increase	5,491,602	$77,176,998	8,795,437	$116,784,424
Total net increase	5,497,076	$77,260,889	8,799,562	$116,841,766

51

Retirement Choices at 2040 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	2,740	$37,970	—	—
Repurchased	(141)	(1,918)	—	—
Net increase	2,599	$36,052	—	—
Class R2 shares
Sold	12,417	$172,643	39,824	$537,892
Distributions reinvested	729	10,133	—	—
Repurchased	(42,143)	(575,848)	(6,064)	(83,091)
Net increase (decrease)	(28,997)	($393,072)	33,760	$454,801
Class R6 Shares
Sold	52,601	$722,493	520	$6,918
Distributions reinvested	193	2,679	157	2,067
Repurchased	(16,669)	(229,670)	(341)	(4,690)
Net increase	36,125	$495,502	336	$4,295
Class 1 shares
Sold	8,630,765	$120,563,749	11,306,598	$150,196,776
Distributions reinvested	1,182,868	16,406,373	802,505	10,568,996
Repurchased	(2,419,699)	(33,599,008)	(902,243)	(12,171,969)
Net increase	7,393,934	$103,371,114	11,206,860	$148,593,803
Total net increase	7,403,661	$103,509,596	11,240,956	$149,052,899

Retirement Choices at 2035 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	39,043	$544,789	—	—
Repurchased	(9,211)	(125,424)	—	—
Net increase	29,832	$419,365	—	—
Class R2 shares
Sold	19,877	$276,462	1,768	$23,822
Distributions reinvested	384	5,275	4	53
Repurchased	(9,040)	(122,983)	—	—
Net increase	11,221	$158,754	1,772	$23,875
Class R6 Shares
Sold	37,039	$510,095	808	$10,683
Distributions reinvested	485	6,651	153	1,998
Repurchased	(28,862)	(402,896)	(53)	(705)
Net increase	8,662	$113,850	908	$11,976
Class 1 shares
Sold	11,277,728	$155,972,505	14,907,672	$196,031,585
Distributions reinvested	1,723,809	23,616,184	1,135,907	14,823,596
Repurchased	(3,502,482)	(47,940,275)	(1,479,481)	(19,603,229)
Net increase	9,499,055	$131,648,414	14,564,098	$191,251,952
Total net increase	9,548,770	$132,340,383	14,566,778	$191,287,803

52

Retirement Choices at 2030 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	13,356	$180,671	—	—
Distributions reinvested	112	1,503	—	—
Repurchased	(8,998)	(119,754)	—	—
Net increase	4,470	$62,420	—	—
Class R2 shares
Sold	8,634	$117,097	24,540	$319,742
Distributions reinvested	566	7,589	6	73
Repurchased	(30,541)	(405,184)	(1,650)	(21,849)
Net increase (decrease)	(21,341)	($280,498)	22,896	$297,966
Class R6 Shares
Sold	34,618	$460,447	887	$11,451
Distributions reinvested	266	3,562	303	3,876
Repurchased	(12,719)	(169,931)	(3,326)	(42,570)
Net increase (decrease)	22,165	$294,078	(2,136)	($27,243)
Class 1 shares
Sold	12,215,309	$164,988,245	18,963,262	$244,848,742
Distributions reinvested	2,122,607	28,400,482	1,440,709	18,426,670
Repurchased	(5,676,382)	(75,897,498)	(1,414,819)	(18,512,900)
Net increase	8,661,534	$117,491,229	18,989,152	$244,762,512
Total net increase	8,666,828	$117,567,229	19,009,912	$245,033,235

Retirement Choices at 2025 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	11,805	$153,226	128	$1,557
Distributions reinvested	113	1,457	1	17
Repurchased	(14,387)	(185,537)	(82)	(1,041)
Net increase (decrease)	(2,469)	($30,854)	47	$533
Class R2 shares
Sold	3,182	$41,234	—	—
Repurchased	(19)	(251)	—	—
Net increase	3,163	$40,983	—	—
Class R6 Shares
Sold	20,189	$255,706	2,715	$33,857
Distributions reinvested	590	7,580	727	8,970
Repurchased	(20,465)	(263,614)	(3,287)	(41,748)
Net increase (decrease)	314	($328)	155	$1,079
Class 1 shares
Sold	13,412,819	$173,877,746	20,615,747	$257,914,520
Distributions reinvested	2,273,847	29,196,200	1,630,924	20,125,603
Repurchased	(6,524,087)	(84,067,210)	(3,353,045)	(42,030,924)
Net increase	9,162,579	$119,006,736	18,893,626	$236,009,199
Total net increase	9,163,587	$119,016,537	18,893,828	$236,010,811

53

Retirement Choices at 2020 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	1,671	$20,523	133	$1,574
Distributions reinvested	23	278	—	—
Repurchased	(1,329)	(16,259)	(85)	(1,029)
Net increase	365	$4,542	48	$545
Class R2 shares
Sold	72,427	$884,362	12,974	$155,571
Distributions reinvested	632	7,666	—	—
Repurchased	(26,320)	(319,330)	(27)	(331)
Net increase	46,739	$572,698	12,947	$155,240
Class R4 shares
Sold	—	—	33	$389
Repurchased	—	—	(33)	(395)
Net decrease	—	—	—	($6)
Class R6 Shares
Sold	14,210	$172,081	911	$10,855
Distributions reinvested	636	7,684	486	5,714
Repurchased	(9,092)	(109,932)	(2,720)	(32,503)
Net increase (decrease)	5,754	$69,833	(1,323)	($15,934)
Class 1 shares
Sold	8,381,438	$102,373,942	14,672,697	$174,937,589
Distributions reinvested	1,877,666	22,682,205	1,367,405	16,067,014
Repurchased	(8,017,600)	(97,713,734)	(5,836,869)	(69,843,395)
Net increase	2,241,504	$27,342,413	10,203,233	$121,161,208
Total net increase	2,294,362	$27,989,486	10,214,905	$121,301,053

Retirement Choices at 2015 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	328	$3,725	320	$3,594
Distributions reinvested	4	48	—	—
Repurchased	(315)	(3,573)	(90)	(1,013)
Net increase	17	$200	230	$2,581
Class R2 shares
Sold	4,743	$54,026	—	—
Distributions reinvested	39	445	—	—
Repurchased	(20)	(240)	—	—
Net increase	4,762	$54,231	—	—
Class R6 Shares
Sold	—	—	506	$5,686
Distributions reinvested	222	2,502	193	2,143
Repurchased	(72)	(818)	(4,852)	(54,320)
Net increase (decrease)	150	$1,684	(4,153)	($46,491)
Class 1 shares
Sold	4,543,129	$51,759,149	7,706,172	$86,863,426
Distributions reinvested	935,519	10,515,234	723,945	8,021,306
Repurchased	(7,676,734)	(87,254,229)	(7,045,727)	(79,338,197)
Net increase (decrease)	(2,198,086)	($24,979,846)	1,384,390	$15,546,535
Total net increase (decrease)	(2,193,157)	($24,923,731)	1,380,467	$15,502,625

54

Retirement Choices at 2010 Portfolio

		Year ended 8-31-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	2,308	$25,783	83	$931
Distributions reinvested	19	216	—	—
Repurchased	(28)	(313)	—	—
Net increase	2,299	$25,686	83	$931
Class R2 shares
Sold	12,809	$143,333	13,712	$151,934
Distributions reinvested	202	2,242	—	—
Repurchased	(14,338)	(160,166)	(29)	(320)
Net increase (decrease)	(1,327)	($14,591)	13,683	$151,614
Class R6 Shares
Sold	13,885	$154,537	3	$29
Distributions reinvested	93	1,027	78	851
Repurchased	(51)	(566)	(35)	(388)
Net increase	13,927	$154,998	46	$492
Class 1 shares
Sold	6,344,600	$70,870,528	7,437,814	$82,211,830
Distributions reinvested	407,069	4,506,259	335,016	3,655,027
Repurchased	(8,023,567)	(89,582,161)	(5,536,755)	(61,168,435)
Net increase (decrease)	(1,271,898)	($14,205,374)	2,236,075	$24,698,422
Total net increase (decrease)	(1,256,999)	($14,039,281)	2,249,887	$24,851,459

For all Retirement Choices Portfolios, except Retirement Choices at 2055 and Retirement Choices at 2020, there were no portfolio share transactions for Class R4, for the years ended August 31, 2015 and 2014.

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on August 31, 2015:

Portfolio	Class	% by Class
Retirement Choices at 2055 Portfolio	Class R1	100%
Retirement Choices at 2055 Portfolio	Class R2	100%
Retirement Choices at 2055 Portfolio	Class R4	100%
Retirement Choices at 2055 Portfolio	Class R6	100%
Retirement Choices at 2050 Portfolio	Class R1	73%
Retirement Choices at 2050 Portfolio	Class R2	64%
Retirement Choices at 2050 Portfolio	Class R4	100%
Retirement Choices at 2050 Portfolio	Class R6	72%
Retirement Choices at 2045 Portfolio	Class R4	100%
Retirement Choices at 2045 Portfolio	Class R6	63%
Retirement Choices at 2040 Portfolio	Class R1	77%
Retirement Choices at 2040 Portfolio	Class R2	65%
Retirement Choices at 2040 Portfolio	Class R4	100%
Retirement Choices at 2035 Portfolio	Class R4	100%
Retirement Choices at 2030 Portfolio	Class R4	100%
Retirement Choices at 2025 Portfolio	Class R2	74%
Retirement Choices at 2025 Portfolio	Class R4	100%
Retirement Choices at 2020 Portfolio	Class R1	96%
Retirement Choices at 2020 Portfolio	Class R4	100%
Retirement Choices at 2015 Portfolio	Class R1	97%
Retirement Choices at 2015 Portfolio	Class R2	65%
Retirement Choices at 2015 Portfolio	Class R4	100%
Retirement Choices at 2015 Portfolio	Class R6	50%
Retirement Choices at 2010 Portfolio	Class R1	79%
Retirement Choices at 2010 Portfolio	Class R2	42%
Retirement Choices at 2010 Portfolio	Class R4	100%
Retirement Choices at 2010 Portfolio	Class R6	32%

55

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2015:

Portfolio	Purchases	Sales
Retirement Choices at 2055 Portfolio	$62,477,276	$4,483,694
Retirement Choices at 2050 Portfolio	95,652,671	19,463,958
Retirement Choices at 2045 Portfolio	112,490,976	27,547,138
Retirement Choices at 2040 Portfolio	150,270,469	37,435,733
Retirement Choices at 2035 Portfolio	201,175,297	57,077,991
Retirement Choices at 2030 Portfolio	221,882,717	90,531,079
Retirement Choices at 2025 Portfolio	254,825,371	124,666,136
Retirement Choices at 2020 Portfolio	155,992,913	126,102,796
Retirement Choices at 2015 Portfolio	136,672,904	158,546,498
Retirement Choices at 2010 Portfolio	79,879,635	92,558,520

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At August 31, 2015, each portfolio listed below held 5% or more of the net assets of any of the underlying funds shown below:

Portfolio	Affiliated Class NAV	Underlying fund's net asset %
Retirement Choices At 2045 Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	6.2%
Retirement Choices At 2040 Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	8.1%
Retirement Choices At 2035 Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	10.4%
Retirement Choices At 2035 Portfolio	John Hancock Funds II Short Term Government Income Fund	5.0%
Retirement Choices At 2030 Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	11.1%
Retirement Choices At 2030 Portfolio	John Hancock Funds II Short Term Government Income Fund	5.9%
Retirement Choices At 2025 Portfolio	John Hancock Funds II Short Term Government Income Fund	10.2%
Retirement Choices At 2025 Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	8.7%
Retirement Choices At 2020 Portfolio	John Hancock Funds II Short Term Government Income Fund	6.8%

Information regarding the portfolios fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Choices at 2055 Portfolio
Short Term Government Income Fund	7,269	51,636	(2,007)	56,898	$3,797	—	($105)	$551,907
Strategic Equity Allocation Fund	418,823	3,207,655	(201,679)	3,424,799	249,149	$367,370	(63,958)	44,111,410
					$252,946	$367,370	($64,063)	$44,663,317
Retirement Choices at 2050 Portfolio
Short Term Government Income Fund	339,738	96,819	(39,852)	396,705	$58,965	—	($13,259)	$3,848,041
Strategic Equity Allocation Fund	18,950,537	4,106,330	(606,232)	22,450,635	4,647,942	$6,853,380	404,785	289,164,174
					$4,706,907	$6,853,380	$391,526	$293,012,215
Retirement Choices at 2045 Portfolio
Short Term Government Income Fund	343,278	90,090	(41,127)	392,241	$59,241	—	($13,686)	$3,804,742
Strategic Equity Allocation Fund	25,500,873	4,489,411	(599,444)	29,390,840	6,281,146	$9,261,536	(229,706)	378,554,019
					$6,340,387	$9,261,536	($243,392)	$382,358,761
Retirement Choices at 2040 Portfolio
Short Term Government Income Fund	388,386	104,457	(39,515)	453,328	$69,336	—	($13,007)	$4,397,286
Strategic Equity Allocation Fund	33,652,987	5,866,230	(990,273)	38,528,944	8,183,330	$12,066,302	(214,300)	496,252,800
					$8,252,666	$12,066,302	($227,307)	$500,650,086
Retirement Choices at 2035 Portfolio
Short Term Government Income Fund	964,855	273,397	(67,253)	1,170,999	$173,875	—	($21,789)	$11,358,691
Strategic Equity Allocation Fund	44,031,134	6,869,703	(1,654,411)	49,246,426	10,564,864	$15,577,867	(138,444)	634,293,962
					$10,738,739	$15,577,867	($160,233)	$645,652,653

56

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Choices at 2030 Portfolio
Short Term Government Income Fund	1,164,714	262,731	(61,731)	1,365,714	$205,159	—	($20,090)	$13,247,427
Strategic Equity Allocation Fund	49,022,292	6,254,095	(2,770,672)	52,505,715	11,521,875	$16,988,979	216,053	676,273,615
					$11,727,034	$16,988,979	$195,963	$689,521,042
Retirement Choices at 2025 Portfolio
Short Term Government Income Fund	2,016,333	434,672	(68,723)	2,382,282	$358,930	—	($22,408)	$23,108,132
Strategic Equity Allocation Fund	40,504,378	5,410,289	(4,649,694)	41,264,973	9,080,862	$13,389,710	1,400,636	531,492,846
					$9,439,792	$13,389,710	$1,378,228	$554,600,978
Retirement Choices at 2020 Portfolio
Short Term Government Income Fund	1,470,628	203,907	(84,441)	1,590,094	$250,899	—	($28,619)	$15,423,908
Strategic Equity Allocation Fund	18,591,934	2,800,526	(4,379,058)	17,013,402	3,903,215	$5,755,282	4,966,250	219,132,615
					$4,154,114	$5,755,282	$4,937,631	$234,556,523
Retirement Choices at 2015 Portfolio
Short Term Government Income Fund	943,058	101,669	(206,726)	838,001	$152,010	—	($70,361)	$8,128,612
Strategic Equity Allocation Fund	3,327,045	1,021,782	(2,054,400)	2,294,427	708,356	$1,044,469	4,134,912	29,552,225
					$860,366	$1,044,469	$4,064,551	$37,680,837
Retirement Choices at 2010 Portfolio
Short Term Government Income Fund	551,092	122,874	(154,397)	519,569	$88,537	—	($52,597)	$5,039,820
Strategic Equity Allocation Fund	1,449,431	878,819	(898,118)	1,430,132	331,957	$489,470	253,584	18,420,107
					$420,494	$489,470	$200,987	$23,459,927

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AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statement of assets and liabilities, including the portfolios' investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds of John Hancock Retirement Choices at 2010 Portfolio, John Hancock Retirement Choices at 2015 Portfolio, John Hancock Retirement Choices at 2020 Portfolio, John Hancock Retirement Choices at 2025 Portfolio, John Hancock Retirement Choices at 2030 Portfolio, John Hancock Retirement Choices at 2035 Portfolio, John Hancock Retirement Choices at 2040 Portfolio, John Hancock Retirement Choices at 2045 Portfolio, John Hancock Retirement Choices at 2050 Portfolio and John Hancock Retirement Choices at 2055 Portfolio, (the "Funds"), which are each a part of John Hancock Funds II (the "Trust") at August 31, 2015, and the results of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and transfer agent and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 23, 2015

58

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2015.

Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The portfolios below paid the following amounts in capital gain dividends.

Portfolio	Long term capital gains
Retirement Choices at 2055 Portfolio	$3
Retirement Choices at 2050 Portfolio	1,933,002
Retirement Choices at 2045 Portfolio	1,445,368
Retirement Choices at 2040 Portfolio	2,636,016
Retirement Choices at 2035 Portfolio	4,687,303
Retirement Choices at 2030 Portfolio	5,374,096
Retirement Choices at 2025 Portfolio	5,170,102
Retirement Choices at 2020 Portfolio	3,497,688
Retirement Choices at 2015 Portfolio	2,001,368
Retirement Choices at 2010 Portfolio	536,064

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.

59

Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the "Board") of John Hancock Funds II (the "Trust") of the Advisory Agreement (the "Advisory Agreement") and each of the Subadvisory Agreements (the "Subadvisory Agreements") with respect to each of the portfolios of the Trust included in this report (the "Funds" or the "Funds of Funds"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2015 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Advisers, LLC (the "Advisor") and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, a "Subadvisor" and collectively, the "Subadvisors") with respect to each of the Funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds' benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, to be provided to the Funds by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer ("CCO") regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with Fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;

60

(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and
(f)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board reviewed Fund performance against each Fund's respective benchmarks and also concluded that the performance of each of the Funds generally has been in line with or outperformed the historical performance of comparable funds over the shorter-term, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fees of the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as any actions taken over the past several years to reduce the Funds' operating expenses. The Board also noted that, in addition, each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and a Subadvisor's services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the Fund of Funds, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying funds.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including each Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that the Funds' Subadvisors are affiliates of the Advisor;
(h)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust's distributor also receives Rule 12b-1 payments to support distribution of the products;

61

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)	with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (the Subadvisors), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios are each of the Funds of Funds of the Trust and John Hancock Variable Insurance Trust. The Funds of Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)	reviewed the Trust's advisory fee structure and concluded that: (i) the Funds' fee structures contain breakpoints at the advisory fee level; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds; and
(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to each Subadvisor's compensation program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor's compliance program and any disciplinary history. The Board also considered each Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

62

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors' relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund's Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and the benchmark index and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor's focus on each Subadvisor's performance. The Board also noted each Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds over the shorter-term, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	the subadvisory fees are paid by the Advisor and not the Funds.

In addition, the Trustees reviewed the subadvisory fee to be paid to each Subadvisor for the Funds of Funds and concluded that such subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying funds of the Funds of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying funds.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular Fund is set forth in Appendix A.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

63

APPENDIX A

Portfolio (subadvisors)	Performance of Portfolio, as of 12.31.2014	Fees and expenses	Comments
JHF II Retirement Choices at 2010 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one- and three-year periods. Lipper Category - The fund underperformed the average for the one- and three-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including differences in the fund's investment strategies relative to the Lipper peer group.

The Board took into account management's discussion of the fund's expenses.

JHF II Retirement Choices at 2015 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one- and three-year periods. Lipper Category - The fund underperformed the average for the one- and three-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including differences in the fund's investment strategies relative to the Lipper peer group.

The Board took into account management's discussion of the fund's expenses.

JHF II Retirement Choices at 2020 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The fund underperformed for the one- and three-year periods.

Lipper Category - The fund outperformed the average for the one-year period and underperformed the average for three-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board took into account management's discussion of the fund's expenses.

JHF II Retirement Choices at 2025 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The fund underperformed for the one- and three-year periods.

Lipper Category - The fund outperformed the average for the one-year period and underperformed the average for the three-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board took into account management's discussion of the fund's expenses.

JHF II Retirement Choices at 2030 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The fund underperformed for the one- and three-year periods.

Lipper Category - The fund outperformed the average for the one-year period and underperformed the average for the three-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board took into account management's discussion of the fund's expenses.

JHF II Retirement Choices at 2035 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The fund underperformed for the one- and three-year periods.

Lipper Category - The fund outperformed the average for the one-year period and underperformed the average for the three-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board took into account management's discussion of the fund's expenses.

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Portfolio (subadvisors)	Performance of Portfolio, as of 12.31.2014	Fees and expenses	Comments
JHF II Retirement Choices at 2040 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one- and three-year periods. Lipper Category - The fund outperformed the average for the one- and three-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one- and three-year periods.

The Board took into account management's discussion of the fund's expenses.

JHF II Retirement Choices at 2045 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The fund underperformed for the one- and three-year periods.

Lipper Category - The fund outperformed the average for the one-year period and underperformed the average for the three-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board took into account management's discussion of the fund's expenses.

JHF II Retirement Choices at 2050 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The fund underperformed for the one- and three-year periods.

Lipper Category - The fund outperformed the average for the one-year period and underperformed the average for the three-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board took into account management's discussion of the fund's expenses.

JHF II Retirement Choices at 2055 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed since inception. Lipper Category - The fund outperformed the average since inception.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group since inception.

The Board also noted the relatively short performance history of the fund.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

66

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.

Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

67

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

68

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

69

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Retirement Choices Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250818	RCPA 8/15 10/15

John Hancock

Retirement Living II Portfolios

Annual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Retirement Living II Portfolios

2	Retirement Living II through strategy at a glance
3	Discussion of portfolio performance
8	John Hancock Retirement Living through II 2055 Portfolio
9	John Hancock Retirement Living through II 2050 Portfolio
10	John Hancock Retirement Living through II 2045 Portfolio
11	John Hancock Retirement Living through II 2040 Portfolio
12	John Hancock Retirement Living through II 2035 Portfolio
13	John Hancock Retirement Living through II 2030 Portfolio
14	John Hancock Retirement Living through II 2025 Portfolio
15	John Hancock Retirement Living through II 2020 Portfolio
16	John Hancock Retirement Living through II 2015 Portfolio
17	John Hancock Retirement Living through II 2010 Portfolio
18	Your expenses
21	Portfolios' investments
25	Financial statements
33	Financial highlights
38	Notes to financial statements
49	Auditor's report
50	Tax information
51	Continuation of investment advisory and subadvisory agreements
57	Trustees and Officers
60	More information

1

Retirement Living II through strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

The Retirement Living Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Retirement Living II Portfolios with dates farther off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative, investing primarily in fixed-income funds.

JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Retirement Living II Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

2

Discussion of portfolio performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

"In our view, the choppy equity price movements were not indicative of dire economic or market fundamentals... many investors, like us, had been anticipating a pullback for some time."

What was the market like during the year ended August 31, 2015?

The global capital markets posed a number of challenges to investors over the course of the year. While U.S. large-cap equity and core bond markets posted positive returns, many other asset classes did not. Key themes included slow economic growth, falling commodity prices, diverging monetary policies among the world's major central banks, and a surging U.S. dollar, which appreciated relative to most other currencies during the period.

Stocks demonstrated wide performance dispersion. Emerging-market equity indexes generally declined by more than 20%, and international developed-market equity indexes were down, albeit by a less dramatic degree. The S&P 500 Index was just positive (0.48%), masking a material spread between growth- and value-oriented stocks: The Russell 1000 Growth Index was up over 4.26% while the Russell 1000 Value Index fell 3.48%.

Core U.S. investment-grade bond indexes were positive, but high-yield indexes were down. Broadly speaking, international fixed-income markets fell as well.

What drove the increase in global market volatility late in the period?

In August, 2015, we saw the first correction exceeding 10% since 2011, when the S&P 500 Index declined from 11.2% from August 17 through August 25. In our view, the choppy equity price movements were not indicative of dire economic or market fundamentals. Given the extended period of fairly consistent market gains, many investors, like us, had been anticipating a pullback for some time.

Moreover, a series of major capital market regime changes intensified, which included a downward shift in oil prices, competing currency devaluations, and a generational transition in the Chinese economy (from a focus on fixed asset spending to a more consumer-driven model). Finally, the uncertainty about the timing and impact of the U.S. Federal Reserve's (Fed's) next interest-rate hike, which will be the first since 2006, appeared to rattle market participants as well. After the close of the period, the Fed left rates unchanged coming out of its September meeting.

Erratic behavior of the capital markets prices is as old as economic history itself. Although it's usually uncomfortable, volatility is not entirely without its virtues. As asset allocators, it can present us with an opportunity to take advantage of temporary equity market weaknesses in an effort to improve each portfolio's long-run prospective return profile.

3

RETIREMENT LIVING THROUGH II 2055 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 3.98%. The portfolio's custom blended benchmark declined 3.21%, and the Morningstar target date 2051+ fund category average declined 3.55%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

RETIREMENT LIVING THROUGH II 2050 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 4.06%. The portfolio's custom blended benchmark declined 3.21%, and the Morningstar target date 2046-2050 fund category average declined 3.92%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

RETIREMENT LIVING THROUGH II 2045 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 4.09%. The portfolio's custom blended benchmark declined 3.21%, and the Morningstar target date 2041-2045 fund category average declined 3.72%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

RETIREMENT LIVING THROUGH II 2040 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 3.98%. The portfolio's custom blended benchmark declined 3.21%, and the Morningstar target date 2036-2040 fund category average declined 3.79%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

4

RETIREMENT LIVING THROUGH II 2035 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 4.09%. The portfolio's custom blended benchmark declined 3.07%, and the Morningstar target date 2031-2035 fund category average declined 3.44%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

RETIREMENT LIVING THROUGH II 2030 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 3.61%. The portfolio's custom blended benchmark declined 2.77%, and the Morningstar target date 2026-2030 fund category average declined 3.31%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

RETIREMENT LIVING II 2055-2010 PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the twelve months ended 8/31/15

5

RETIREMENT LIVING THROUGH II 2025 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 3.24%. The portfolio's custom blended benchmark declined 2.29%, and the Morningstar target date 2021-2025 fund category average declined 2.82%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered. To a lesser degree, an allocation to high-yield corporate credit also weighed on returns. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

RETIREMENT LIVING THROUGH II 2020 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 2.91%. The portfolio's custom blended benchmark declined 1.78%, and the Morningstar target date 2016-2020 fund category average declined 2.58%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered. To a lesser degree, an allocation to high-yield corporate credit also weighed on returns. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

RETIREMENT LIVING THROUGH II 2015 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 2.75%. The portfolio's custom blended benchmark declined 1.37%, and the Morningstar target date 2011-2015 fund category average declined 2.31%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered. An allocation to high-yield corporate credit also weighed on returns. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

Market index total returns

For the year ended August 31, 2015

U.S. Stocks	S&P 500 Index	0.48%
	Russell Midcap Index	0.02%
	Russell 2000 Index	0.03%
	FTSE NAREIT All Equity REIT Index	-0.33%
International Stocks	MSCI EAFE Index	-7.07%
	MSCI Emerging Markets Index	-22.67%
	MSCI EAFE Small Cap Index	-1.53%
Fixed Income	Barclays U.S. Aggregate Bond Index	1.55%
	Bank of America Merrill Lynch U.S. High Yield Master II Index	-3.06%
	JPMorgan Global Government Bonds Unhedged Index	-6.21%

6

RETIREMENT LIVING THROUGH II 2010 PORTFOLIO

For the 12 months ended August 31, 2015, the portfolio's Class 1 shares declined 2.36%. The portfolio's custom blended benchmark declined 1.04%, and the Morningstar target date 2000-2010 fund category average declined 2.34%. By comparison, the S&P 500 Index advanced 0.48%, and the Barclays U.S. Aggregate Bond Index was up 1.55%.1,2,3

Global natural resource prices plunged, and the portfolio's exposure to that area of the equity market suffered. An allocation to high-yield corporate credit also weighed on returns. In absolute terms, the portfolio's emerging-market equity allocation hindered results; however, maintaining an underweight position in the asset class helped relative returns. Meanwhile, focused equity exposure to the healthcare sector boosted the portfolio's performance, partially offsetting the shortfalls.

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Steven E. Medina, CFA On the portfolio since 2010 Investing since 1994
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

1 The S&P 500 Index is composed of 500 widely held common stocks. The Barclays U.S. Aggregate Bond Index includes U.S. government, corporate, and mortgage-backed securities with maturities up to 30 years. These indexes are the portfolios' primary benchmarks. The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
3 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an exchange-traded fund (ETF) generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the portfolio. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Hedging and other strategic transactions may increase volatility of a portfolio and could result in a significant loss. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates farther off initially allocate more aggressively to stock funds. As a portfolio approaches its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolio's prospectuses for additional information.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

John Hancock Retirement Living through II 2055 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2055 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

Index 4 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	63.5%
Large blend	63.5%
Unaffiliated investment companies/ Exchange-traded funds	36.5%
Equity	31.3%
Fixed income	5.2%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1 year	-4.27	-4.09	-3.91	-3.98	0.48	1.55	0.56	-3.21
Since inception	1.75	1.95	2.16	2.10	6.10	3.22	5.98	2.66
Cumulative returns
Since inception	2.52	2.82	3.11	3.03	8.87	4.66	8.69	3.84

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	22.76	22.61	22.26	22.29
Net (%)	0.96	0.71	0.46	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

8

John Hancock Retirement Living through II 2050 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2050 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 4 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

Index 3 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	63.4%
Large blend	63.4%
Unaffiliated investment companies/ Exchange-traded funds	36.6%
Equity	31.4%
Fixed income	5.2%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-4.34	-4.11	-3.96	-4.06	0.48	1.55	0.56	-3.21
Since inception	3.93	4.15	4.36	4.30	8.34	3.17	8.10	4.51
Cumulative returns
Since inception	7.26	7.66	8.06	7.95	15.66	5.83	15.20	8.34

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	24.90	24.75	24.40	24.43
Net (%)	0.96	0.71	0.46	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

9

John Hancock Retirement Living through II 2045 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2045 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

Index 4 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns..

ASSET ALLOCATION (%)

Affiliated investment companies	63.6%
Large blend	63.6%
Unaffiliated investment companies/ Exchange-traded funds	36.4%
Equity	31.4%
Fixed income	5.0%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-4.42	-4.19	-4.04	-4.09	0.48	1.55	0.56	-3.21
Since inception	3.89	4.10	4.31	4.23	8.34	3.17	8.10	4.51
Cumulative returns
Since inception	7.17	7.57	7.97	7.81	15.66	5.83	15.20	8.34

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	20.20	20.06	19.70	19.74
Net (%)	0.96	0.71	0.46	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

10

John Hancock Retirement Living through II 2040 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2040 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index3 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

Index 4 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns..

ASSET ALLOCATION (%)

Affiliated investment companies	63.7%
Large blend	63.7%
Unaffiliated investment companies/ Exchange-traded funds	36.3%
Equity	31.3%
Fixed income	5.0%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-4.22	-4.07	-3.92	-3.98	0.48	1.55	0.56	-3.21
Since inception	3.96	4.17	4.38	4.30	8.34	3.17	8.10	4.51
Cumulative returns
Since inception	7.30	7.70	8.11	7.94	15.66	5.83	15.20	8.34

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	16.29	16.14	15.79	15.82
Net (%)	0.96	0.71	0.46	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

11

John Hancock Retirement Living through II 2035 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2035 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 92% S&P 500 Index and 8% Barclays U.S. Aggregate Bond Index.

Index 4 is 64.4% Russell 3000 Index, 27.6% MSCI AC World ex-US Index, 6.4% Barclays U.S. Aggregate Bond Index, and 1.6% Bank of America Merrill Lynch High Yield Master II Index

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	61.4%
Large blend	61.4%
Unaffiliated investment companies/ Exchange-traded funds	38.6%
Equity	30.3%
Fixed income	8.3%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-4.28	-4.14	-3.99	-4.09	0.48	1.55	0.64	-3.07
Since inception	3.90	4.12	4.33	4.27	8.34	3.17	8.04	4.52
Cumulative returns
Since inception	7.20	7.61	8.01	7.89	15.66	5.83	15.09	8.36

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	16.55	16.41	16.05	16.08
Net (%)	0.98	0.73	0.48	0.53

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

12

John Hancock Retirement Living through II 2030 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2030 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 85% S&P 500 Index and 15% Barclays U.S. Aggregate Bond Index.

Index 4 is 59.5% Russell 3000 Index, 25.5% MSCI AC World ex-US Index, 12% Barclays U.S. Aggregate Bond Index, and 3% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	56.9%
Large blend	56.9%
Unaffiliated investment companies/ Exchange-traded funds	43.1%
Equity	28.0%
Fixed income	15.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-3.90	-3.75	-3.61	-3.61	0.48	1.55	0.74	-2.77
Since inception	3.82	4.03	4.25	4.19	8.34	3.17	7.72	4.44
Cumulative returns
Since inception	7.04	7.44	7.84	7.73	15.66	5.83	14.46	8.21

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	13.11	12.96	12.61	12.64
Net (%)	0.99	0.74	0.49	0.55

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

13

John Hancock Retirement Living through II 2025 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2025 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 74% S&P 500 Index and 26% Barclays U.S. Aggregate Bond Index.

Index 4 is 51.8% Russell 3000 Index, 22.2% MSCI AC World ex-US Index, 20.8% Barclays U.S. Aggregate Bond Index, and 5.2% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	49.5%
Large blend	49.5%
Unaffiliated investment companies/ Exchange-traded funds	50.5%
Fixed income	26.2%
Equity	24.3%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-3.49	-3.43	-3.10	-3.24	0.48	1.55	0.96	-2.29
Since inception	3.69	3.85	4.12	4.03	8.34	3.17	7.32	4.37
Cumulative returns
Since inception	6.81	7.10	7.61	7.45	15.66	5.83	13.70	8.08

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	11.82	11.67	11.32	11.35
Net (%)	1.02	0.77	0.52	0.57

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

14

John Hancock Retirement Living through II 2020 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2020 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 62% S&P 500 Index and 38% Barclays U.S. Aggregate Index.

Index 4 is 43.4% Russell 3000 Index, 18.6% MSCI AC World ex-US Index, 30.4% Barclays U.S. Aggregate Bond Index, and 7.6% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	41.5%
Large blend	41.5%
Unaffiliated investment companies/ Exchange-traded funds	58.5%
Fixed income	38.4%
Equity	20.1%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-3.25	-3.10	-2.96	-2.91	0.48	1.55	1.11	-1.78
Since inception	3.33	3.54	3.76	3.73	8.34	3.17	6.72	4.20
Cumulative returns
Since inception	6.12	6.53	6.93	6.87	15.66	5.83	12.55	7.76

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	16.82	16.66	16.31	16.35
Net (%)	1.01	0.76	0.51	0.56

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

15

John Hancock Retirement Living through II 2015 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2015 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 52% S&P 500 Index and 48% Barclays U.S. Aggregate Index.

Index 4 is 36.4% Russell 3000 Index, 15.6% MSCI AC World ex-US Index, 38.4% Barclays U.S. Aggregate Bond Index, and 9.6% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower retuns.

ASSET ALLOCATION (%)

Affiliated investment companies	35.2%
Large blend	35.2%
Unaffiliated investment companies/ Exchange-traded funds	64.8%
Fixed income	47.8%
Equity	17.0%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-2.99	-2.94	-2.60	-2.75	0.48	1.55	1.20	-1.37
Since inception	2.94	3.09	3.37	3.28	8.34	3.17	6.14	4.00
Cumulative returns
Since inception	5.40	5.69	6.20	6.03	15.66	5.83	11.43	7.39

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	20.10	19.95	19.61	19.64
Net (%)	1.00	0.75	0.50	0.56

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

16

John Hancock Retirement Living through II 2010 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2010 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 43.75% S&P 500 Index and 56.25% Barclays U.S. Aggregate Bond Index.

Index 4 is 30.63% Russell 3000 Index, 13.12% MSCI AC World ex-US Index, 45% Barclays U.S. Aggregate Bond Index, and 11.25% Bank of America Merrill Lynch High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	29.4%
Large blend	29.4%
Unaffiliated investment companies/ Exchange-traded funds	70.6%
Fixed income	56.2%
Equity	14.4%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 8-31-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	-2.60	-2.46	-2.22	-2.36	0.48	1.55	1.27	-1.04
Since inception	2.83	3.04	3.26	3.17	8.34	3.17	5.65	3.83
Cumulative returns
Since inception	5.19	5.59	5.99	5.83	15.66	5.83	10.49	7.07

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	13.68	13.53	13.17	13.20
Net (%)	1.04	0.79	0.54	0.59

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

17

Your expenses

As a shareholder of a John Hancock Funds II Retirement Living II Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses that each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (March 1, 2015 through August 31, 2015).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

18

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during period[1] 3-1-2015-8-31-2015	Annualized expense ratio[2]
Retirement Living through II 2055 Portfolio
Class R2	Actual	$1,000.00	$931.90	$2.24	0.46%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.35	0.46%
Class R4	Actual	1,000.00	932.80	1.75	0.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.84	0.36%
Class R6	Actual	1,000.00	933.70	0.97	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	1.02	0.20%
Class 1	Actual	1,000.00	932.80	1.12	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	1.17	0.23%
Retirement Living through II 2050 Portfolio
Class R2	Actual	1,000.00	931.50	2.29	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.40	0.47%
Class R4	Actual	1,000.00	932.40	1.75	0.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.84	0.36%
Class R6	Actual	1,000.00	933.30	0.97	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	1.02	0.20%
Class 1	Actual	1,000.00	933.30	1.12	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	1.17	0.23%
Retirement Living through II 2045 Portfolio
Class R2	Actual	1,000.00	932.30	2.29	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.40	0.47%
Class R4	Actual	1,000.00	932.40	1.75	0.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.84	0.36%
Class R6	Actual	1,000.00	933.30	0.97	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	1.02	0.20%
Class 1	Actual	1,000.00	933.20	1.12	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	1.17	0.23%
Retirement Living through II 2040 Portfolio
Class R2	Actual	1,000.00	932.40	2.24	0.46%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.35	0.46%
Class R4	Actual	1,000.00	933.30	1.75	0.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.84	0.36%
Class R6	Actual	1,000.00	933.30	0.97	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	1.02	0.20%
Class 1	Actual	1,000.00	933.30	1.12	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	1.17	0.23%
Retirement Living through II 2035 Portfolio
Class R2	Actual	1,000.00	933.20	2.29	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.40	0.47%
Class R4	Actual	1,000.00	934.10	1.80	0.37%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.89	0.37%
Class R6	Actual	1,000.00	934.10	0.97	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	1.02	0.20%
Class 1	Actual	1,000.00	934.10	1.17	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	1.22	0.24%

19

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during period[1] 3-1-2015-8-31-2015	Annualized expense ratio[2]
Retirement Living through II 2030 Portfolio
Class R2	Actual	$1,000.00	$937.40	$2.39	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.50	0.49%
Class R4	Actual	1,000.00	937.50	1.90	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.99	0.39%
Class R6	Actual	1,000.00	938.40	1.12	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	1.17	0.23%
Class 1	Actual	1,000.00	938.40	1.32	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.38	0.27%
Retirement Living through II 2025 Portfolio
Class R2	Actual	1,000.00	942.60	2.60	0.53%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.70	0.53%
Class R4	Actual	1,000.00	941.80	2.06	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	2.14	0.42%
Class R6	Actual	1,000.00	943.60	1.27	0.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.33	0.26%
Class 1	Actual	1,000.00	942.70	1.47	0.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.53	0.30%
Retirement Living through II 2020 Portfolio
Class R2	Actual	1,000.00	946.80	2.75	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.85	0.56%
Class R4	Actual	1,000.00	947.80	2.26	0.46%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	2.35	0.46%
Class R6	Actual	1,000.00	947.80	1.42	0.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.48	0.29%
Class 1	Actual	1,000.00	948.70	1.62	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.68	0.33%
Retirement Living through II 2015 Portfolio
Class R2	Actual	1,000.00	951.90	2.85	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.96	0.58%
Class R4	Actual	1,000.00	951.90	2.36	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.45	0.48%
Class R6	Actual	1,000.00	952.90	1.53	0.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.58	0.31%
Class 1	Actual	1,000.00	952.00	1.72	0.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.79	0.35%
Retirement Living through II 2010 Portfolio
Class R2	Actual	1,000.00	954.50	3.01	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.11	0.61%
Class R4	Actual	1,000.00	955.50	2.56	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.65	0.52%
Class R6	Actual	1,000.00	956.40	1.68	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.73	0.34%
Class 1	Actual	1,000.00	955.50	1.87	0.38%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.94	0.38%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the one-half year period).
2	The portfolios' expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Retirement Living through II 2055	Retirement Living through II 2050	Retirement Living through II 2045	Retirement Living through II 2040	Retirement Living through II 2035	Retirement Living through II 2030	Retirement Living through II 2025	Retirement Living through II 2020	Retirement Living through II 2015	Retirement Living through II 2010
8-31-15	0.07%- 0.68%	0.07%- 0.68%	0.07%- 0.68%	0.07%- 0.68%	0.07%- 0.68%	0.07%- 0.68%	0.07%- 0.68%	0.07%- 0.68%	0.07%- 0.68%	0.07%- 0.68%

20

Portfolios' investments

RETIREMENT LIVING THROUGH II 2055 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.4%
Equity - 63.4%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	535,914	$6,902,569
UNAFFILIATED INVESTMENT COMPANIES - 36.3%
Exchange-traded funds - 36.3%
Financial Select Sector SPDR Fund	10,080	236,174
iShares iBoxx Investment Grade Corporate Bond ETF	390	44,873
iShares JPMorgan USD Emerging Markets Bond ETF	227	24,518
iShares MSCI USA Minimum Volatility ETF	19,197	768,648
iShares TIPS Bond ETF	73	8,145
PowerShares Senior Loan Portfolio	3,744	87,535
SPDR Barclays High Yield Bond ETF	4,250	157,293
Vanguard Dividend Appreciation ETF	6,797	513,649
Vanguard Energy ETF	1,052	98,688
Vanguard FTSE Developed Markets ETF	5,440	203,021
Vanguard FTSE Emerging Markets ETF	14,425	498,240
Vanguard Health Care ETF	1,005	133,042
Vanguard Information Technology ETF	3,035	310,602
Vanguard Intermediate-Term Bond ETF	438	36,849
Vanguard Intermediate-Term Corporate Bond ETF	1,244	104,770
Vanguard Materials ETF	325	31,333
Vanguard Mid-Cap ETF	2,837	346,908
Vanguard REIT ETF	1,434	106,159
Vanguard Short-Term Inflation-Protected Securities ETF	169	8,183
Vanguard Small-Cap ETF	1,358	154,894
Vanguard Total Bond Market ETF	1,054	85,838
Total investments (Cost $11,513,920) - 99.7%		$10,861,931
Other assets and liabilities, net - 0.3%		29,133
TOTAL NET ASSETS - 100.0%		$10,891,064

RETIREMENT LIVING THROUGH II 2050 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.4%
Equity - 63.4%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	852,904	$10,985,408
UNAFFILIATED INVESTMENT COMPANIES - 36.5%
Exchange-traded funds - 36.5%
Financial Select Sector SPDR Fund	16,092	377,035
iShares iBoxx Investment Grade Corporate Bond ETF	628	72,258
iShares JPMorgan USD Emerging Markets Bond ETF	365	39,424
iShares MSCI USA Minimum Volatility ETF	30,314	1,213,773
iShares TIPS Bond ETF	118	13,166
PowerShares Senior Loan Portfolio	6,028	140,935
SPDR Barclays High Yield Bond ETF	6,842	253,222
Vanguard Dividend Appreciation ETF	10,733	811,093
Vanguard Energy ETF	1,868	175,237
Vanguard FTSE Developed Markets ETF	8,685	324,124
Vanguard FTSE Emerging Markets ETF	23,121	798,599
Vanguard Health Care ETF	1,606	212,602
Vanguard Information Technology ETF	4,836	494,916
Vanguard Intermediate-Term Bond ETF	706	59,396
Vanguard Intermediate-Term Corporate Bond ETF	2,002	$168,608
Vanguard Materials ETF	577	55,629
Vanguard Mid-Cap ETF	4,529	553,806
Vanguard REIT ETF	2,289	169,455
Vanguard Short-Term Inflation-Protected Securities ETF	273	13,219
Vanguard Small-Cap ETF	2,171	247,623
Vanguard Total Bond Market ETF	1,697	138,204
Total investments (Cost $18,369,374) - 99.9%		$17,317,732
Other assets and liabilities, net - 0.1%		23,855
TOTAL NET ASSETS - 100.0%		$17,341,587

RETIREMENT LIVING THROUGH II 2045 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.6%
Equity - 63.6%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,506,183	$19,399,632
UNAFFILIATED INVESTMENT COMPANIES - 36.4%
Exchange-traded funds - 36.4%
Financial Select Sector SPDR Fund	28,369	664,686
iShares iBoxx Investment Grade Corporate Bond ETF	1,067	122,769
iShares JPMorgan USD Emerging Markets Bond ETF	622	67,182
iShares MSCI USA Minimum Volatility ETF	53,034	2,123,481
iShares TIPS Bond ETF	200	22,316
PowerShares Senior Loan Portfolio	10,323	241,352
SPDR Barclays High Yield Bond ETF	11,655	431,352
Vanguard Dividend Appreciation ETF	18,778	1,419,053
Vanguard Energy ETF	3,517	329,930
Vanguard FTSE Developed Markets ETF	15,407	574,989
Vanguard FTSE Emerging Markets ETF	40,187	1,388,059
Vanguard Health Care ETF	2,831	374,768
Vanguard Information Technology ETF	8,467	866,513
Vanguard Intermediate-Term Bond ETF	1,196	100,619
Vanguard Intermediate-Term Corporate Bond ETF	3,410	287,190
Vanguard Materials ETF	1,086	104,701
Vanguard Mid-Cap ETF	8,004	978,729
Vanguard REIT ETF	4,037	298,859
Vanguard Short-Term Inflation-Protected Securities ETF	463	22,418
Vanguard Small-Cap ETF	3,835	437,422
Vanguard Total Bond Market ETF	2,882	234,710
Total investments (Cost $32,321,634) - 100.0%		$30,490,730
Other assets and liabilities, net - 0.0%		12,384
TOTAL NET ASSETS - 100.0%		$30,503,114

SEE NOTES TO FINANCIAL STATEMENTS21

RETIREMENT LIVING THROUGH II 2040 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.6%
Equity - 63.6%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,802,003	$23,209,804
UNAFFILIATED INVESTMENT COMPANIES - 36.2%
Exchange-traded funds - 36.2%
Financial Select Sector SPDR Fund	33,780	791,465
iShares iBoxx Investment Grade Corporate Bond ETF	1,271	146,241
iShares JPMorgan USD Emerging Markets Bond ETF	755	81,548
iShares MSCI USA Minimum Volatility ETF	63,201	2,530,569
iShares TIPS Bond ETF	239	26,668
PowerShares Senior Loan Portfolio	12,402	289,959
SPDR Barclays High Yield Bond ETF	14,152	523,766
Vanguard Dividend Appreciation ETF	22,378	1,691,105
Vanguard Energy ETF	4,176	391,751
Vanguard FTSE Developed Markets ETF	18,232	680,418
Vanguard FTSE Emerging Markets ETF	47,590	1,643,759
Vanguard Health Care ETF	3,371	446,253
Vanguard Information Technology ETF	10,119	1,035,578
Vanguard Intermediate-Term Bond ETF	1,424	119,801
Vanguard Intermediate-Term Corporate Bond ETF	4,060	341,933
Vanguard Materials ETF	1,292	124,562
Vanguard Mid-Cap ETF	9,513	1,163,250
Vanguard REIT ETF	4,807	355,862
Vanguard Short-Term Inflation-Protected Securities ETF	554	26,825
Vanguard Small-Cap ETF	4,556	519,656
Vanguard Total Bond Market ETF	3,431	279,421
Total investments (Cost $38,594,934) - 99.8%		$36,420,194
Other assets and liabilities, net - 0.2%		90,869
TOTAL NET ASSETS - 100.0%		$36,511,063

RETIREMENT LIVING THROUGH II 2035 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.4%
Equity - 61.4%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	2,446,943	$31,516,620
UNAFFILIATED INVESTMENT COMPANIES - 38.4%
Exchange-traded funds - 38.4%
Financial Select Sector SPDR Fund	47,512	1,113,207
iShares iBoxx Investment Grade Corporate Bond ETF	3,628	417,438
iShares JPMorgan USD Emerging Markets Bond ETF	1,329	143,545
iShares MSCI USA Minimum Volatility ETF	80,906	3,239,476
iShares TIPS Bond ETF	430	47,979
PowerShares Senior Loan Portfolio	22,325	521,959
SPDR Barclays High Yield Bond ETF	25,458	942,201
Vanguard Dividend Appreciation ETF	28,647	2,164,854
Vanguard Energy ETF	5,707	535,374
Vanguard FTSE Developed Markets ETF	28,459	1,062,090
Vanguard FTSE Emerging Markets ETF	66,276	2,289,173
Vanguard Health Care ETF	4,537	600,608
Vanguard Information Technology ETF	14,179	1,451,079
Vanguard Intermediate-Term Bond ETF	4,057	341,315
Vanguard Intermediate-Term Corporate Bond ETF	11,549	$972,657
Vanguard Materials ETF	1,763	169,971
Vanguard Mid-Cap ETF	13,546	1,656,405
Vanguard REIT ETF	6,754	499,999
Vanguard Short-Term Inflation-Protected Securities ETF	993	48,081
Vanguard Small-Cap ETF	6,372	726,789
Vanguard Total Bond Market ETF	9,767	795,424
Total investments (Cost $54,243,601) - 99.8%		$51,256,244
Other assets and liabilities, net - 0.2%		81,550
TOTAL NET ASSETS - 100.0%		$51,337,794

RETIREMENT LIVING THROUGH II 2030 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 57.0%
Equity - 57.0%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	2,872,726	$37,000,708
UNAFFILIATED INVESTMENT COMPANIES - 43.1%
Exchange-traded funds - 43.1%
Financial Select Sector SPDR Fund	56,842	1,331,808
iShares iBoxx Investment Grade Corporate Bond ETF	7,441	856,161
iShares JPMorgan USD Emerging Markets Bond ETF	3,686	398,125
iShares MSCI USA Minimum Volatility ETF	105,749	4,234,190
iShares TIPS Bond ETF	1,191	132,892
PowerShares Senior Loan Portfolio	61,072	1,427,863
SPDR Barclays High Yield Bond ETF	68,239	2,525,525
Vanguard Dividend Appreciation ETF	37,469	2,831,532
Vanguard Energy ETF	6,464	606,388
Vanguard FTSE Developed Markets ETF	26,898	1,003,833
Vanguard FTSE Emerging Markets ETF	69,169	2,389,097
Vanguard Health Care ETF	5,267	697,245
Vanguard Information Technology ETF	16,476	1,686,154
Vanguard Intermediate-Term Bond ETF	8,323	700,214
Vanguard Intermediate-Term Corporate Bond ETF	23,692	1,995,340
Vanguard Materials ETF	2,034	196,098
Vanguard Mid-Cap ETF	15,610	1,908,791
Vanguard REIT ETF	8,540	632,216
Vanguard Short-Term Inflation-Protected Securities ETF	2,746	132,961
Vanguard Small-Cap ETF	5,772	658,357
Vanguard Total Bond Market ETF	20,035	1,631,650
Total investments (Cost $68,521,358) - 100.1%		$64,977,148
Other assets and liabilities, net - (0.1%)		(84,194)
TOTAL NET ASSETS - 100.0%		$64,892,954

22SEE NOTES TO FINANCIAL STATEMENTS

RETIREMENT LIVING THROUGH II 2025 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 49.5%
Equity - 49.5%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	3,011,953	$38,793,959
UNAFFILIATED INVESTMENT COMPANIES - 50.4%
Exchange-traded funds - 50.4%
Financial Select Sector SPDR Fund	62,114	1,455,332
iShares iBoxx Investment Grade Corporate Bond ETF	15,803	1,818,293
iShares JPMorgan USD Emerging Markets Bond ETF	6,761	730,256
iShares MSCI USA Minimum Volatility ETF	119,336	4,778,213
iShares TIPS Bond ETF	2,493	278,169
PowerShares Senior Loan Portfolio	134,710	3,149,520
SPDR Barclays High Yield Bond ETF	136,126	5,038,023
Vanguard Dividend Appreciation ETF	42,254	3,193,135
Vanguard Energy ETF	7,185	674,025
Vanguard FTSE Developed Markets ETF	23,791	887,880
Vanguard FTSE Emerging Markets ETF	62,821	2,169,837
Vanguard Health Care ETF	5,470	724,119
Vanguard Information Technology ETF	17,391	1,779,795
Vanguard Intermediate-Term Bond ETF	17,714	1,490,279
Vanguard Intermediate-Term Corporate Bond ETF	50,480	4,251,426
Vanguard Materials ETF	2,223	214,319
Vanguard Mid-Cap ETF	15,307	1,871,740
Vanguard REIT ETF	10,632	787,087
Vanguard Short-Term Inflation-Protected Securities ETF	5,762	278,996
Vanguard Small-Cap ETF	4,664	531,976
Vanguard Total Bond Market ETF	42,676	3,475,533
Total investments (Cost $82,109,751) - 99.9%		$78,371,912
Other assets and liabilities, net - 0.1%		90,473
TOTAL NET ASSETS - 100.0%		$78,462,385

RETIREMENT LIVING THROUGH II 2020 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 41.4%
Equity - 41.4%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,956,715	$25,202,490
UNAFFILIATED INVESTMENT COMPANIES - 58.2%
Exchange-traded funds - 58.2%
Financial Select Sector SPDR Fund	42,959	1,006,529
iShares iBoxx Investment Grade Corporate Bond ETF	18,682	2,149,551
iShares JPMorgan USD Emerging Markets Bond ETF	5,953	642,984
iShares MSCI USA Minimum Volatility ETF	74,694	2,990,748
iShares TIPS Bond ETF	2,773	309,411
PowerShares Senior Loan Portfolio	148,023	3,460,778
SPDR Barclays High Yield Bond ETF	148,975	5,513,565
Vanguard Dividend Appreciation ETF	26,454	1,999,129
Vanguard Energy ETF	5,380	504,698
Vanguard FTSE Developed Markets ETF	16,493	615,519
Vanguard FTSE Emerging Markets ETF	34,131	1,178,885
Vanguard Health Care ETF	3,512	464,919
Vanguard Information Technology ETF	11,526	1,179,571
Vanguard Intermediate-Term Bond ETF	20,994	1,766,225
Vanguard Intermediate-Term Corporate Bond ETF	59,605	$5,019,933
Vanguard Materials ETF	1,665	160,523
Vanguard Mid-Cap ETF	8,804	1,076,553
Vanguard REIT ETF	9,231	683,371
Vanguard Short-Term Inflation-Protected Securities ETF	6,419	310,808
Vanguard Small-Cap ETF	3,054	348,337
Vanguard Total Bond Market ETF	50,500	4,112,720
Total investments (Cost $63,427,020) - 99.6%		$60,697,247
Other assets and liabilities, net - 0.4%		227,006
TOTAL NET ASSETS - 100.0%		$60,924,253

RETIREMENT LIVING THROUGH II 2015 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 34.8%
Equity - 34.8%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	547,262	$7,048,739
UNAFFILIATED INVESTMENT COMPANIES - 64.0%
Exchange-Traded Funds - 64.0%
Financial Select Sector SPDR Fund	7,427	174,015
iShares iBoxx Investment Grade Corporate Bond ETF	8,039	924,967
iShares JPMorgan USD Emerging Markets Bond ETF	2,317	250,259
iShares MSCI USA Minimum Volatility ETF	24,046	962,802
iShares TIPS Bond ETF	1,046	116,713
PowerShares Senior Loan Portfolio	59,804	1,398,218
SPDR Barclays High Yield Bond ETF	55,983	2,071,931
Vanguard Dividend Appreciation ETF	8,515	643,479
Vanguard Energy ETF	1,720	161,353
Vanguard FTSE Developed Markets ETF	4,128	154,057
Vanguard FTSE Emerging Markets ETF	8,429	291,138
Vanguard Health Care ETF	1,086	143,765
Vanguard Information Technology ETF	2,285	233,847
Vanguard Intermediate-Term Bond ETF	9,004	757,507
Vanguard Intermediate-Term Corporate Bond ETF	25,660	2,161,085
Vanguard Materials ETF	532	51,290
Vanguard Mid-Cap ETF	2,286	279,530
Vanguard REIT ETF	2,918	216,020
Vanguard Short-Term Inflation-Protected Securities ETF	2,415	116,934
Vanguard Small-Cap ETF	725	82,694
Vanguard Total Bond Market ETF	21,692	1,766,596
Total investments (Cost $20,829,346) - 98.8%		$20,006,939
Other assets and liabilities, net - 1.2%		241,687
TOTAL NET ASSETS - 100.0%		$20,248,626

SEE NOTES TO FINANCIAL STATEMENTS23

RETIREMENT LIVING THROUGH II 2010 PORTFOLIO

As of 8-31-15
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 29.3%
Equity - 29.3%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	292,772	$3,770,897
UNAFFILIATED INVESTMENT COMPANIES - 70.4%
Exchange-Traded Funds - 70.4%
Financial Select Sector SPDR Fund	1,219	28,561
iShares iBoxx Investment Grade Corporate Bond ETF	6,234	717,285
iShares JPMorgan USD Emerging Markets Bond ETF	1,707	184,373
iShares MSCI USA Minimum Volatility ETF	16,661	667,106
iShares TIPS Bond ETF	742	82,792
PowerShares Senior Loan Portfolio	46,240	1,081,091
SPDR Barclays High Yield Bond ETF	38,715	1,432,842
Vanguard Dividend Appreciation ETF	5,913	446,845
Vanguard Energy ETF	953	89,401
Vanguard FTSE Developed Markets ETF	1,908	71,207
Vanguard FTSE Emerging Markets ETF	4,178	144,308
Vanguard Health Care ETF	178	23,564
Vanguard Information Technology ETF	375	38,378
Vanguard Intermediate-Term Bond ETF	6,987	587,816
Vanguard Intermediate-Term Corporate Bond ETF	19,914	1,677,157
Vanguard Materials ETF	295	28,441
Vanguard Mid-Cap ETF	1,211	148,081
Vanguard REIT ETF	1,764	130,589
Vanguard Short-Term Inflation-Protected Securities ETF	1,716	83,089
Vanguard Small-Cap ETF	300	34,218
Vanguard Total Bond Market ETF	16,835	1,371,042
Total investments (Cost $13,276,288) - 99.7%		$12,839,083
Other assets and liabilities, net - 0.3%		39,373
TOTAL NET ASSETS - 100.0%		$12,878,456

Percentages are based upon net assets.

Key to Security Abbreviations and Legend
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times and the London Stock Exchange
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

24SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 8-31-15

	Retirement Living through II 2055 Portfolio	Retirement Living through II 2050 Portfolio	Retirement Living through II 2045 Portfolio	Retirement Living through II 2040 Portfolio	Retirement Living through II 2035 Portfolio
Assets
Investments in unaffiliated issuers, at value	$3,959,362	$6,332,324	$11,091,098	$13,210,390	$19,739,624
Investments in affiliated funds, at value	6,902,569	10,985,408	19,399,632	23,209,804	31,516,620
Total investments, at value	10,861,931	17,317,732	30,490,730	36,420,194	51,256,244
Cash	40,043	39,015	3,538	122,732	56,481
Receivable for investments sold	—	—	43,313	—	—
Receivable for fund shares sold	43,151	23,047	4,377	253,788	222,446
Receivable due from advisor	11,476	4,781	5,877	7,559	8,690
Other assets	13,425	38,617	38,129	37,641	37,727
Total assets	10,970,026	17,423,192	30,585,964	36,841,914	51,581,588
Liabilities
Due to custodian	—	—	—	—	—
Payable for investments purchased	47,052	43,355	43,678	291,594	202,841
Payable for fund shares repurchased	—	—	—	—	—
Payable to affiliates
Accounting and legal services fees	100	162	285	339	487
Transfer agent fees	4	4	4	4	4
Other liabilities and accrued expenses	31,806	38,084	38,883	38,914	40,462
Total liabilities	78,962	81,605	82,850	330,851	243,794
Net assets	$10,891,064	$17,341,587	$30,503,114	$36,511,063	$51,337,794
Net assets consist of
Paid-in capital	$11,503,187	$18,289,932	$32,198,653	$38,527,223	$54,084,947
Undistributed net investment income (loss)	12,252	20,389	36,911	46,590	88,075
Accumulated undistributed net realized gain (loss) on investments	27,614	82,908	98,454	111,990	152,129
Net unrealized appreciation (depreciation) on investments	(651,989)	(1,051,642)	(1,830,904)	(2,174,740)	(2,987,357)
Net assets	$10,891,064	$17,341,587	$30,503,114	$36,511,063	$51,337,794
Investments in unaffiliated issuers, including repurchase agreements, at cost	$4,195,033	$6,700,419	$11,735,022	$13,982,994	$20,859,018
Investments in affiliated funds, at cost	$7,318,887	$11,668,955	$20,586,612	$24,611,940	$33,384,583
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R2
Net assets	$101,186	$102,043	$101,902	$101,976	$101,913
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.12	$10.20	$10.19	$10.20	$10.19
Class R4
Net assets	$101,259	$102,123	$101,981	$102,056	$101,992
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.13	$10.21	$10.20	$10.21	$10.20
Class R6
Net assets	$101,376	$102,242	$102,100	$102,175	$102,111
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.14	$10.22	$10.21	$10.22	$10.21
Class 1
Net assets	$10,587,243	$17,035,179	$30,197,131	$36,204,856	$51,031,778
Shares outstanding	1,044,348	1,666,142	2,959,662	3,545,954	4,996,294
Net asset value, offering price and redemption price per share	$10.14	$10.22	$10.20	$10.21	$10.21

SEE NOTES TO FINANCIAL STATEMENTS25

STATEMENTS OF ASSETS AND LIABILITIES 8-31-15 Continued

	Retirement Living through II 2030 Portfolio	Retirement Living through II 2025 Portfolio	Retirement Living through II 2020 Portfolio	Retirement Living through II 2015 Portfolio	Retirement Living through II 2010 Portfolio
Assets
Investments in unaffiliated issuers, at value	$27,976,440	$39,577,953	$35,494,757	$12,958,200	$9,068,186
Investments in affiliated funds, at value	37,000,708	38,793,959	25,202,490	7,048,739	3,770,897
Total investments, at value	64,977,148	78,371,912	60,697,247	20,006,939	12,839,083
Cash	—	476,137	199,822	82,984	395,212
Receivable for investments sold	201,686	—	14,029	—	—
Receivable for fund shares sold	—	189,636	654,192	389,583	28,205
Receivable due from advisor	9,619	10,584	9,229	5,988	5,679
Other assets	37,802	37,830	37,750	37,582	37,548
Total assets	65,226,255	79,086,099	61,612,269	20,523,076	13,305,727
Liabilities
Due to custodian	46,137	—	—	—	—
Payable for investments purchased	144,603	580,154	646,169	237,006	390,782
Payable for fund shares repurchased	100,090	—	—	—	—
Payable to affiliates
Accounting and legal services fees	622	719	560	189	121
Transfer agent fees	4	4	4	4	4
Other liabilities and accrued expenses	41,845	42,837	41,283	37,251	36,364
Total liabilities	333,301	623,714	688,016	274,450	427,271
Net assets	$64,892,954	$78,462,385	$60,924,253	$20,248,626	$12,878,456
Net assets consist of
Paid-in capital	$68,080,859	$81,766,999	$63,250,619	$21,017,186	$13,257,850
Undistributed net investment income (loss)	180,997	290,498	312,428	142,154	111,479
Accumulated undistributed net realized gain (loss) on investments	175,308	142,727	90,979	(88,307)	(53,668)
Net unrealized appreciation (depreciation) on investments	(3,544,210)	(3,737,839)	(2,729,773)	(822,407)	(437,205)
Net assets	$64,892,954	$78,462,385	$60,924,253	$20,248,626	$12,878,456
Investments in unaffiliated issuers, including repurchase agreements, at cost	$29,350,831	$41,206,449	$36,825,779	$13,380,820	$9,316,093
Investments in affiliated funds, at cost	$39,170,527	$40,903,302	$26,601,241	$7,448,526	$3,960,195
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R2
Net assets	$101,879	$101,860	$101,540	$100,968	$100,801
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.19	$10.19	$10.15	$10.10	$10.08
Class R4
Net assets	$101,958	$101,938	$101,616	$101,042	$100,874
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.20	$10.19	$10.16	$10.10	$10.09
Class R6
Net assets	$102,077	$102,055	$101,731	$101,156	$100,987
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.21	$10.21	$10.17	$10.12	$10.10
Class 1
Net assets	$64,587,040	$78,156,532	$60,619,366	$19,945,460	$12,575,794
Shares outstanding	6,328,284	7,660,011	5,961,467	1,972,832	1,246,246
Net asset value, offering price and redemption price per share	$10.21	$10.20	$10.17	$10.11	$10.09

26SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-15

	Retirement Living through II 2055 Portfolio	Retirement Living through II 2050 Portfolio	Retirement Living through II 2045 Portfolio	Retirement Living through II 2040 Portfolio	Retirement Living through II 2035 Portfolio
Investment income
Dividends	$29,716	$56,242	$101,538	$121,408	$206,749
Income distributions received from affiliated underlying funds	18,876	47,544	93,505	101,656	162,304
Total investment income	48,592	103,786	195,043	223,064	369,053
Expenses
Investment management fees	9,917	18,209	32,437	38,820	61,535
Distribution and service fees	2,665	4,589	7,892	9,369	14,078
Transfer agent fees	50	51	51	51	51
Accounting and legal services fees	542	999	1,782	2,133	3,254
State registration fees	51,343	48,946	48,946	48,946	48,946
Professional fees	35,673	33,863	33,999	34,070	34,252
Printing and postage	262	381	604	721	1,061
Custodian fees	13,375	11,000	11,000	11,000	11,000
Trustees' fees	33	69	124	143	210
Registration and filing fees	45,078	11,705	13,363	14,331	15,651
Other	4,913	4,956	4,969	4,974	4,996
Total expenses before reductions	163,851	134,768	155,167	164,558	195,034
Less expense reductions	(152,294)	(113,250)	(117,029)	(118,856)	(122,676)
Net expenses	11,557	21,518	38,138	45,702	72,358
Net investment income (loss)	37,035	82,268	156,905	177,362	296,695
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	999	1,659	(21,958)	(16,681)	(33,965)
Investments in affiliated underlying funds	1,588	18,094	(3,439)	(6,393)	(29,777)
Capital gain distributions received from unaffiliated issuers	82	199	384	429	998
Capital gain distributions received from affiliated funds	27,833	70,103	137,872	149,892	239,318
	30,502	90,055	112,859	127,247	176,574
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(246,722)	(386,915)	(666,031)	(801,182)	(1,146,793)
Investments in affiliated underlying funds	(435,870)	(712,443)	(1,219,478)	(1,444,456)	(1,903,237)
	(682,592)	(1,099,358)	(1,885,509)	(2,245,638)	(3,050,030)
Net realized and unrealized gain (loss)	(652,090)	(1,009,303)	(1,772,650)	(2,118,391)	(2,873,456)
Increase (decrease) in net assets from operations	($615,055)	($927,035)	($1,615,745)	($1,941,029)	($2,576,761)

SEE NOTES TO FINANCIAL STATEMENTS27

STATEMENTS OF OPERATIONS For the year ended 8-31-15 Continued

	Retirement Living through II 2030 Portfolio	Retirement Living through II 2025 Portfolio	Retirement Living through II 2020 Portfolio	Retirement Living through II 2015 Portfolio	Retirement Living through II 2010 Portfolio
Investment income
Dividends	$366,817	$514,820	$493,833	$225,371	$195,832
Income distributions received from affiliated underlying funds	241,896	227,644	146,622	49,041	41,930
Total investment income	608,713	742,464	640,455	274,412	237,762
Expenses
Investment management fees	90,825	111,443	95,527	40,187	32,766
Distribution and service fees	18,867	20,475	15,577	6,210	4,789
Transfer agent fees	50	50	50	49	49
Accounting and legal services fees	4,392	4,769	3,607	1,388	1,050
State registration fees	48,946	48,946	48,946	48,946	48,946
Professional fees	34,445	34,552	34,290	33,936	33,970
Printing and postage	1,374	1,395	1,150	466	324
Custodian fees	11,000	11,000	11,000	11,000	11,000
Trustees' fees	307	325	247	105	95
Registration and filing fees	16,820	17,849	16,419	12,854	12,084
Other	5,018	5,033	5,131	5,065	5,303
Total expenses before reductions	232,044	255,837	231,944	160,206	150,376
Less expense reductions	(125,709)	(128,784)	(126,616)	(115,837)	(113,538)
Net expenses	106,335	127,053	105,328	44,369	36,838
Net investment income (loss)	502,378	615,411	535,127	230,043	200,924
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(89,848)	(60,096)	(59,925)	(112,860)	(95,181)
Investments in affiliated underlying funds	(57,726)	(103,066)	(47,639)	(40,660)	(17,638)
Capital gain distributions received from unaffiliated issuers	2,944	5,829	7,404	4,124	4,983
Capital gain distributions received from affiliated funds	356,675	335,660	216,194	72,311	61,826
	212,045	178,327	116,034	(77,085)	(46,010)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(1,406,040)	(1,665,312)	(1,357,334)	(440,202)	(272,136)
Investments in affiliated underlying funds	(2,209,609)	(2,158,891)	(1,433,693)	(417,365)	(218,251)
	(3,615,649)	(3,824,203)	(2,791,027)	(857,567)	(490,387)
Net realized and unrealized gain (loss)	(3,403,604)	(3,645,876)	(2,674,993)	(934,652)	(536,397)
Increase (decrease) in net assets from operations	($2,901,226)	($3,030,465)	($2,139,866)	($704,609)	($335,473)

28SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Retirement Living through II 2055 Portfolio		Retirement Living through II 2050 Portfolio		Retirement Living through II 2045 Portfolio
	Year ended 8-31-15	Period ended 8-31-14[1]	Year ended 8-31-15	Period ended 8-31-14[2]	Year ended 8-31-15	Period ended 8-31-14[2]
Increase (decrease) in net assets
From operations
Net investment income (loss)	$37,035	$98	$82,268	$5,206	$156,905	$5,079
Net realized gain (loss)	30,502	90	90,055	4,413	112,859	4,359
Change in net unrealized appreciation (depreciation)	(682,592)	30,603	(1,099,358)	47,716	(1,885,509)	54,605
Increase (decrease) in net assets resulting from operations	(615,055)	30,791	(927,035)	57,335	(1,615,745)	64,043
Distributions to shareholders
From net investment income
Class R2	(1,223)	—	(1,106)	(2,146)	(1,111)	(2,196
Class R4	(1,424)	—	(1,366)	(2,168)	(1,372)	(2,219
Class R6	(1,626)	—	(1,626)	(2,191)	(1,632)	(2,242
Class 1	(20,905)	—	(57,791)	(2,186)	(115,897)	(2,228
From net realized gain
Class R2	(170)	—	(173)	(272)	(183)	(272
Class R4	(170)	—	(173)	(272)	(183)	(272
Class R6	(170)	—	(173)	(272)	(183)	(272
Class 1	(2,313)	—	(6,595)	(272)	(13,442)	(272
From tax return of capital
Class R2	—	—	—	(1,511)	—	(1,461
Class R4	—	—	—	(1,527)	—	(1,476
Class R6	—	—	—	(1,543)	—	(1,492
Class 1	—	—	—	(1,540)	—	(1,488
Total distributions	(28,001)	—	(69,003)	(15,900)	(134,003)	(15,890
Total from portfolio share transactions	11,035,605	467,724	17,265,841	1,030,349	30,503,292	1,701,417
Total increase (decrease)	10,392,549	498,515	16,269,803	1,071,784	28,753,544	1,749,570
Net assets
Beginning of year	498,515	—	1,071,784	—	1,749,570	—
End of year	$10,891,064	$498,515	$17,341,587	$1,071,784	$30,503,114	$1,749,570
Undistributed net investment income	$12,252	$240	$20,389	—	$36,911	—

1	Period from 3-26-14 (commencement of operations) to 8-31-14.
2	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS29

STATEMENTS OF CHANGES IN NET ASSETS
Continued

	Retirement Living through II 2040 Portfolio		Retirement Living through II 2035 Portfolio		Retirement Living through II 2030 Portfolio
	Year ended 8-31-15	Period ended 8-31-14[1]	Year ended 8-31-15	Period ended 8-31-14[1]	Year ended 8-31-15	Period ended 8-31-14[1]
Increase (decrease) in net assets
From operations
Net investment income (loss)	$177,362	$5,375	$296,695	$5,184	$502,378	$6,533
Net realized gain (loss)	127,247	4,396	176,574	4,439	212,045	4,085
Change in net unrealized appreciation (depreciation)	(2,245,638)	70,898	(3,050,030)	62,673	(3,615,649)	71,439
Increase (decrease) in net assets resulting from operations	(1,941,029)	80,669	(2,576,761)	72,296	(2,901,226)	82,057
Distributions to shareholders
From net investment income
Class R2	(1,135)	(2,184)	(1,165)	(2,159)	(1,102)	(2,435
Class R4	(1,395)	(2,206)	(1,425)	(2,182)	(1,362)	(2,461
Class R6	(1,655)	(2,230)	(1,685)	(2,206)	(1,621)	(2,488
Class 1	(126,603)	(2,225)	(204,398)	(2,200)	(317,436)	(2,483
From net realized gain
Class R2	(186)	(272)	(184)	(267)	(172)	(248
Class R4	(186)	(272)	(184)	(267)	(172)	(248
Class R6	(186)	(272)	(184)	(267)	(172)	(248
Class 1	(14,660)	(272)	(23,786)	(267)	(35,978)	(248
From tax return of capital
Class R2	—	(1,473)	—	(1,478)	—	(1,121
Class R4	—	(1,489)	—	(1,493)	—	(1,133
Class R6	—	(1,504)	—	(1,508)	—	(1,145
Class 1	—	(1,501)	—	(1,506)	—	(1,142
Total distributions	(146,006)	(15,900)	(233,011)	(15,800)	(358,015)	(15,400
Total from portfolio share transactions	36,217,424	2,315,905	51,304,904	2,786,166	64,166,849	3,918,689
Total increase (decrease)	34,130,389	2,380,674	48,495,132	2,842,662	60,907,608	3,985,346
Net assets
Beginning of year	2,380,674	—	2,842,662	—	3,985,346	—
End of year	$36,511,063	$2,380,674	$51,337,794	$2,842,662	$64,892,954	$3,985,346
Undistributed net investment income	$46,590	—	$88,075	—	$180,997	—

1	Period from 11-7-13 (commencement of operations) to 8-31-14.

30SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Continued

	Retirement Living through II 2025 Portfolio		Retirement Living through II 2020 Portfolio
	Year ended 8-31-15	Period ended 8-31-14[1]	Year ended 8-31-15	Period ended 8-31-14[1]
Increase (decrease) in net assets
From operations
Net investment income (loss)	$615,411	$9,184	$535,127	$9,476
Net realized gain (loss)	178,327	3,508	116,034	2,117
Change in net unrealized appreciation (depreciation)	(3,824,203)	86,364	(2,791,027)	61,254
Increase (decrease) in net assets resulting from operations	(3,030,465)	99,056	(2,139,866)	72,847
Distributions to shareholders
From net investment income
Class R2	(971)	(3,479)	(856)	(3,359
Class R4	(1,230)	(3,517)	(1,114)	(3,397
Class R6	(1,488)	(3,556)	(1,371)	(3,436
Class 1	(321,514)	(3,548)	(219,678)	(3,428
From net realized gain
Class R2	(153)	(225)	(136)	(195
Class R4	(153)	(225)	(136)	(195
Class R6	(154)	(225)	(136)	(195
Class 1	(34,338)	(225)	(22,585)	(195
Total distributions	(360,001)	(15,000)	(246,012)	(14,400
Total from portfolio share transactions	77,103,462	4,665,333	60,845,108	2,406,576
Total increase (decrease)	73,712,996	4,749,389	58,459,230	2,465,023
Net assets
Beginning of year	4,749,389	—	2,465,023	—
End of year	$78,462,385	$4,749,389	$60,924,253	$2,465,023
Undistributed net investment income	$290,498	—	$312,428	—

1	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS31

STATEMENTS OF CHANGES IN NET ASSETS
Continued

	Retirement Living through II 2015 Portfolio		Retirement Living through II 2010 Portfolio
	Year ended 8-31-15	Period ended 8-31-14[1]	Year ended 8-31-15	Period ended 8-31-14[1]
Increase (decrease) in net assets
From operations
Net investment income (loss)	$230,043	$8,547	$200,924	$13,506
Net realized gain (loss)	(77,085)	70	(46,010)	2,661
Change in net unrealized appreciation (depreciation)	(857,567)	35,160	(490,387)	53,182
Increase (decrease) in net assets resulting from operations	(704,609)	43,777	(335,473)	69,349
Distributions to shareholders
From net investment income
Class R2	(775)	(2,753)	(902)	(3,159
Class R4	(1,031)	(2,785)	(1,157)	(3,197
Class R6	(1,287)	(2,818)	(1,413)	(3,234
Class 1	(84,961)	(2,811)	(89,477)	(3,227
From net realized gain
Class R2	(111)	(167)	(103)	(146
Class R4	(111)	(167)	(103)	(146
Class R6	(111)	(167)	(103)	(146
Class 1	(7,619)	(167)	(6,748)	(146
From tax return of capital
Class R2	—	(509)	—	—
Class R4	—	(515)	—	—
Class R6	—	(521)	—	—
Series I	—	(520)	—	—
Total distributions	(96,006)	(13,900)	(100,006)	(13,401
Total from portfolio share transactions	19,059,213	1,960,151	9,689,360	3,568,627
Total increase (decrease)	18,258,598	1,990,028	9,253,881	3,624,575
Net assets
Beginning of year	1,990,028	—	3,624,575	—
End of year	$20,248,626	$1,990,028	$12,878,456	$3,624,575
Undistributed net investment income	$142,154	—	$111,479	$824

1	Period from 11-7-13 (commencement of operations) to 8-31-14.

32SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Retirement Living through II 2055 Portfolio															Ratios and supplemental data
		Income (loss) from investment operations					Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)		[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
08-31-2015	10.71	0.15			(0.60)	(0.45)	(0.12)	(0.02)	—	(0.14)	10.12	(4.27)			10.04			0.54			1.41			101	17
08-31-2014[5]	10.00	(0.01)			0.72	0.71	—	—	—	—	10.71	7.10	[6]		50.10	[7]		0.77	[7]		(0.26	) [7]		107	6
CLASS R4
08-31-2015	10.72	0.17			(0.60)	(0.43)	(0.14)	(0.02)	—	(0.16)	10.13	(4.09)			10.02			0.39			1.57			101	17
08-31-2014[5]	10.00	—	[8]		0.72	0.72	—	—	—	—	10.72	7.20	[6]		50.18	[7]		0.52	[7]		(0.01	) [7]		107	6
Class R6
08-31-2015	10.73	0.19			(0.60)	(0.41)	(0.16)	(0.02)	—	(0.18)	10.14	(3.91)			10.27			0.19			1.76			101	17
08-31-2014[5]	10.00	0.01			0.72	0.73	—	—	—	—	10.73	7.30	[6]		51.42	[7]		0.27	[7]		0.23	[7]		107	6
CLASS 1
08-31-2015	10.73	0.08			(0.50)	(0.42)	(0.15)	(0.02)	—	(0.17)	10.14	(3.98)			3.08			0.24			0.75			10,587	17
08-31-2014[5]	10.00	0.01			0.72	0.73	—	—	—	—	10.73	7.30	[6]		33.10	[7]		0.32	[7]		0.19	[7]		177	6

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.68% and 0.08% - 0.65% for the periods ended 8-31-15 and 8-31-14, respectively.
5	Period from 3-26-14 (commencement of operations) to 8-31-14.
6	Not annualized.
7	Annualized.
8	Less than $0.005 per share.

Retirement Living through II 2050 Portfolio														Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
08-31-2015	10.79	0.15		(0.61)	(0.46)	(0.11)	(0.02)	—	(0.13)	10.20	(4.34)			7.11			0.54			1.42			102	11
08-31-2014[5]	10.00	0.10		1.08	1.18	(0.21)	(0.03)	(0.15)	(0.39)	10.79	12.13	[6]		31.13	[7]		0.77	[7]		1.24	[7]		108	4
CLASS R4
08-31-2015	10.80	0.17		(0.61)	(0.44)	(0.13)	(0.02)	—	(0.15)	10.21	(4.11)			7.11			0.39			1.58			102	11
08-31-2014[5]	10.00	0.12		1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27	[6]		31.17	[7]		0.52	[7]		1.48	[7]		108	4
Class R6
08-31-2015	10.82	0.19		(0.61)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.22	(3.96)			6.93			0.20			1.77			102	11
08-31-2014[5]	10.00	0.14		1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[6]		31.10	[7]		0.27	[7]		1.73	[7]		108	4
CLASS 1
08-31-2015	10.82	0.10		(0.53)	(0.43)	(0.15)	(0.02)	—	(0.17)	10.22	(4.06)			1.38			0.25			0.95			17,035	11
08-31-2014[5]	10.00	0.07		1.15	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.51	[6]		15.06	[7]		0.32	[7]		0.79	[7]		748	4

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.68% and 0.08% - 0.65% for the period ended 8-31-15 and 8-31-14, respectively.
5	Period from 11-7-13 (commencement of operations) to 8-31-14.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS33

Financial highlights continued

Retirement Living through II 2045 Portfolio														Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
08-31-2015	10.79	0.15		(0.62)	(0.47)	(0.11)	(0.02)	—	(0.13)	10.19	(4.42)			6.64			0.54			1.42			102	16
08-31-2014[5]	10.00	0.10		1.08	1.18	(0.21)	(0.03)	(0.15)	(0.39)	10.79	12.13	[6]		28.21	[7]		0.77	[7]		1.24	[7]		108	10
CLASS R4
08-31-2015	10.80	0.17		(0.61)	(0.44)	(0.14)	(0.02)	—	(0.16)	10.20	(4.19)			6.65			0.39			1.57			102	16
08-31-2014[5]	10.00	0.12		1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27	[6]		28.26	[7]		0.52	[7]		1.49	[7]		108	10
CLASS R6
08-31-2015	10.82	0.19		(0.62)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.21	(4.04)			6.46			0.20			1.77			102	16
08-31-2014[5]	10.00	0.14		1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[6]		28.18	[7]		0.27	[7]		1.73	[7]		108	10
CLASS 1
08-31-2015	10.81	0.11		(0.54)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.20	(4.09)			0.91			0.25			1.03			30,197	16
08-31-2014[5]	10.00	0.04		1.17	1.21	(0.22)	(0.03)	(0.15)	(0.40)	10.81	12.41	[6]		12.15	[7]		0.32	[7]		0.46	[7]		1,425	10

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.68% and 0.08% - 0.65% for the periods ended 8-31-15 and 8-31-14, respectively.
5	Period from 11-7-13 (commencement of operations) to 8-31-14.
6	Not annualized.
7	Annualized.

Retirement Living through II 2040 Portfolio														Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
08-31-2015	10.78	0.15		(0.60)	(0.45)	(0.11)	(0.02)	—	(0.13)	10.20	(4.22)			6.54			0.54			1.42			102	19
08-31-2014[5]	10.00	0.10		1.07	1.17	(0.21)	(0.03)	(0.15)	(0.39)	10.78	12.02	[6]		25.72	[7]		0.77	[7]		1.24	[7]		108	3
CLASS R4
08-31-2015	10.80	0.17		(0.60)	(0.43)	(0.14)	(0.02)	—	(0.16)	10.21	(4.07)			6.55			0.40			1.58			102	19
08-31-2014[5]	10.00	0.12		1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27	[6]		25.76	[7]		0.52	[7]		1.48	[7]		108	3
Class R6
08-31-2015	10.82	0.19		(0.61)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.22	(3.92)			6.36			0.20			1.77			102	19
08-31-2014[5]	10.00	0.14		1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[6]		25.69	[7]		0.27	[7]		1.73	[7]		108	3
CLASS 1
08-31-2015	10.81	0.10		(0.52)	(0.42)	(0.16)	(0.02)	—	(0.18)	10.21	(3.98)			0.81			0.25			0.98			36,205	19
08-31-2014[5]	10.00	0.03		1.18	1.21	(0.22)	(0.03)	(0.15)	(0.40)	10.81	12.41	[6]		9.65	[7]		0.32	[7]		0.38	[7]		2,057	3

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.68% and 0.08% - 0.65% for the periods ended 8-31-15 and 8-31-14, respectively.
5	Period from 11-7-13 (commencement of operations) to 8-31-14.
6	Not annualized.
7	Annualized.

34SEE NOTES TO FINANCIAL STATEMENTS

Retirement Living through II 2035 Portfolio														Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
08-31-2015	10.78	0.16		(0.61)	(0.45)	(0.12)	(0.02)	—	(0.14)	10.19	(4.28)			6.38			0.56			1.46			102	15
08-31-2014[5]	10.00	0.11		1.06	1.17	(0.21)	(0.03)	(0.15)	(0.39)	10.78	12.00	[6]		25.87	[7]		0.77	[7]		1.27	[7]		108	6
CLASS R4
08-31-2015	10.80	0.17		(0.61)	(0.44)	(0.14)	(0.02)	—	(0.16)	10.20	(4.14)			6.39			0.41			1.61			102	15
08-31-2014[5]	10.00	0.13		1.06	1.19	(0.21)	(0.03)	(0.15)	(0.39)	10.80	12.25	[6]		25.92	[7]		0.52	[7]		1.52	[7]		108	6
Class R6
08-31-2015	10.82	0.19		(0.61)	(0.42)	(0.17)	(0.02)	—	(0.19)	10.21	(3.99)			6.20			0.21			1.81			102	15
08-31-2014[5]	10.00	0.15		1.07	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.50	[6]		25.84	[7]		0.27	[7]		1.76	[7]		108	6
CLASS 1
08-31-2015	10.82	0.12		(0.55)	(0.43)	(0.16)	(0.02)	—	(0.18)	10.21	(4.09)			0.64			0.26			1.08			51,032	15
08-31-2014[5]	10.00	0.03		1.19	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.49	[6]		9.80	[7]		0.32	[7]		0.33	[7]		2,519	6

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.68% and 0.08% - 0.65% for the period ended 8-31-15 and 8-31-14, respectively.
5	Period from 11-7-13 (commencement of operations) to 8-31-14.
6	Not annualized.
7	Annualized.

Retirement Living through II 2030 Portfolio														Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
08-31-2015	10.73	0.17		(0.58)	(0.41)	(0.11)	(0.02)	—	(0.13)	10.19	(3.90)			6.33			0.58			1.60			102	22
08-31-2014[5]	10.00	0.12		0.99	1.11	(0.25)	(0.02)	(0.11)	(0.38)	10.73	11.38	[6]		23.79	[7]		0.79	[7]		1.38	[7]		107	4
CLASS R4
08-31-2015	10.75	0.19		(0.59)	(0.40)	(0.13)	(0.02)	—	(0.15)	10.20	(3.75)			6.34			0.43			1.75			102	22
08-31-2014[5]	10.00	0.14		0.99	1.13	(0.25)	(0.02)	(0.11)	(0.38)	10.75	11.63	[6]		23.83	[7]		0.54	[7]		1.63	[7]		107	4
Class R6
08-31-2015	10.77	0.21		(0.59)	(0.38)	(0.16)	(0.02)	—	(0.18)	10.21	(3.61)			6.16			0.24			1.94			102	22
08-31-2014[5]	10.00	0.16		1.00	1.16	(0.26)	(0.02)	(0.11)	(0.39)	10.77	11.88	[6]		23.76	[7]		0.29	[7]		1.88	[7]		108	4
CLASS 1
08-31-2015	10.76	0.14		(0.52)	(0.38)	(0.15)	(0.02)	—	(0.17)	10.21	(3.61)			0.58			0.29			1.35			64,587	22
08-31-2014[5]	10.00	0.03		1.12	1.15	(0.26)	(0.02)	(0.11)	(0.39)	10.76	11.77	[6]		7.69	[7]		0.34	[7]		0.40	[7]		3,663	4

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.68% and 0.08% - 0.65% for the periods ended 8-31-15 and 8-31-14, respectively.
5	Period from 11-7-13 (commencement of operations) to 8-31-14.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS35

Financial highlights continued

Retirement Living through II 2025 Portfolio														Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
08-31-2015	10.67	0.19		(0.56)	(0.37)	(0.09)	(0.02)	—	(0.11)	10.19	(3.49)			6.38			0.61			1.77			102	24
08-31-2014[5]	10.00	0.13		0.91	1.04	(0.35)	(0.02)	—	(0.37)	10.67	10.66	[6]		23.04	[7]		0.82	[7]		1.52	[7]		107	9
CLASS R4
08-31-2015	10.69	0.20		(0.56)	(0.36)	(0.12)	(0.02)	—	(0.14)	10.19	(3.43)			6.38			0.46			1.92			102	24
08-31-2014[5]	10.00	0.15		0.91	1.06	(0.35)	(0.02)	—	(0.37)	10.69	10.91	[6]		23.08	[7]		0.57	[7]		1.77	[7]		107	9
Class R6
08-31-2015	10.70	0.23		(0.56)	(0.33)	(0.14)	(0.02)	—	(0.16)	10.21	(3.10)			6.20			0.26			2.11			102	24
08-31-2014[5]	10.00	0.17		0.91	1.08	(0.36)	(0.02)	—	(0.38)	10.70	11.06	[6]		23.01	[7]		0.32	[7]		2.01	[7]		107	9
CLASS 1
08-31-2015	10.70	0.16		(0.50)	(0.34)	(0.14)	(0.02)	—	(0.16)	10.20	(3.24)			0.59			0.31			1.53			78,157	24
08-31-2014[5]	10.00	0.05		1.03	1.08	(0.36)	(0.02)	—	(0.38)	10.70	11.05	[6]		6.90	[7]		0.37	[7]		0.66	[7]		4,429	9

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.68% and 0.08% - 0.65% for the period ended 8-31-15 and 8-31-14, respectively.
5	Period from 11-17-13 (commencement of operations) to 8-31-14.
6	Not annualized.
7	Annualized.

Retirement Living through II 2020 Portfolio														Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
08-31-2015	10.59	0.20		(0.54)	(0.34)	(0.09)	(0.01)	—	(0.10)	10.15	(3.25)			6.53			0.64			1.93			102	31
08-31-2014[5]	10.00	0.14		0.81	0.95	(0.34)	(0.02)	—	(0.36)	10.59	9.69	[6]		26.22	[7]		0.86	[7]		1.69	[7]		106	68
CLASS R4
08-31-2015	10.61	0.22		(0.54)	(0.32)	(0.12)	(0.01)	—	(0.13)	10.16	(3.10)			6.54			0.49			2.08			102	31
08-31-2014[5]	10.00	0.16		0.81	0.97	(0.34)	(0.02)	—	(0.36)	10.61	9.94	[6]		26.26	[7]		0.61	[7]		1.94	[7]		106	68
Class R6
08-31-2015	10.63	0.24		(0.55)	(0.31)	(0.14)	(0.01)	—	(0.15)	10.17	(2.96)			6.36			0.29			2.28			102	31
08-31-2014[5]	10.00	0.18		0.81	0.99	(0.34)	(0.02)	—	(0.36)	10.63	10.19	[6]		26.19	[7]		0.36	[7]		2.19	[7]		106	68
CLASS 1
08-31-2015	10.62	0.18		(0.48)	(0.30)	(0.14)	(0.01)	—	(0.15)	10.17	(2.91)			0.70			0.34			1.76			60,619	31
08-31-2014[5]	10.00	0.09		0.89	0.98	(0.34)	(0.02)	—	(0.36)	10.62	10.07	[6]		10.03	[7]		0.41	[7]		1.13	[7]		2,147	68

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.68% and 0.08% - 0.65% for the period ended 8-31-15 and 8-31-14, respectively.
5	Period from 11-7-13 (commencement of operations) to 8-31-14.
6	Not annualized.
7	Annualized.

36SEE NOTES TO FINANCIAL STATEMENTS

Retirement Living through II 2015 Portfolio														Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
08-31-2015	10.50	0.22		(0.53)	(0.31)	(0.08)	(0.01)	—	(0.09)	10.10	(2.99)			7.10			0.67			2.08			101	59
08-31-2014[5]	10.00	0.15		0.69	0.84	(0.27)	(0.02)	(0.05)	(0.34)	10.50	8.64	[6]		28.35	[7]		0.89	[7]		1.84	[7]		105	108
CLASS R4
08-31-2015	10.52	0.23		(0.54)	(0.31)	(0.10)	(0.01)	—	(0.11)	10.10	(2.94)			7.10			0.52			2.23			101	59
08-31-2014[5]	10.00	0.17		0.70	0.87	(0.28)	(0.02)	(0.05)	(0.35)	10.52	8.89	[6]		28.39	[7]		0.64	[7]		2.09	[7]		105	108
Class R6
08-31-2015	10.53	0.25		(0.52)	(0.27)	(0.13)	(0.01)	—	(0.14)	10.12	(2.60)			6.92			0.33			2.42			101	59
08-31-2014[5]	10.00	0.19		0.69	0.88	(0.28)	(0.02)	(0.05)	(0.35)	10.53	9.04	[6]		28.33	[7]		0.39	[7]		2.34	[7]		105	108
CLASS 1
08-31-2015	10.53	0.20		(0.49)	(0.29)	(0.12)	(0.01)	—	(0.13)	10.11	(2.75)			1.21			0.38			1.96			19,945	59
08-31-2014[5]	10.00	0.09		0.79	0.88	(0.28)	(0.02)	(0.05)	(0.35)	10.53	9.03	[6]		12.09	[7]		0.44	[7]		1.13	[7]		1,675	108

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.68% and 0.08% - 0.65% for the periods ended 8-31-15 and 8-31-14, respectively.
5	Period from 11-7-13 (commencement of operations) to 8-31-14.
6	Not annualized.
7	Annualized.

Retirement Living through II 2010 Portfolio														Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period($)	Net invest- ment income (loss) ($)	[1,2]	Net realized and unrealized gain (loss) on invest- ments($)	Total from invest- ment operations($)	From net invest- ment income($)	From net realized gain($)	From tax return of capital($)	Total distribu- tions($)	Net asset value, end of period($)	Total return (%)		[3]	Expenses before reductions (%)		[4]	Expenses including reductions (%)		[4]	Net investment income (loss) (%)		[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
08-31-2015	10.45	0.23		(0.50)	(0.27)	(0.09)	(0.01)	—	(0.10)	10.08	(2.60)			7.40			0.71			2.19			101	115
08-31-2014[5]	10.00	0.15		0.63	0.78	(0.32)	(0.01)	—	(0.33)	10.45	8.01	[6]		24.38	[7]		0.92	[7]		1.79	[7]		104	12
CLASS R4
08-31-2015	10.47	0.24		(0.49)	(0.25)	(0.12)	(0.01)	—	(0.13)	10.09	(2.46)			7.41			0.56			2.34			101	115
08-31-2014[5]	10.00	0.17		0.63	0.80	(0.32)	(0.01)	—	(0.33)	10.47	8.25	[6]		24.42	[7]		0.67	[7]		2.04	[7]		105	12
Class R6
08-31-2015	10.48	0.26		(0.49)	(0.23)	(0.14)	(0.01)	—	(0.15)	10.10	(2.22)			7.23			0.36			2.54			101	115
08-31-2014[5]	10.00	0.19		0.63	0.82	(0.33)	(0.01)	—	(0.34)	10.48	8.40	[6]		24.35	[7]		0.42	[7]		2.29	[7]		105	12
CLASS 1
08-31-2015	10.48	0.24		(0.48)	(0.24)	(0.14)	(0.01)	—	(0.15)	10.09	(2.36)			1.49			0.41			2.27			12,576	115
08-31-2014[5]	10.00	0.12		0.70	0.82	(0.33)	(0.01)	—	(0.34)	10.48	8.39	[6]		8.07	[7]		0.47	[7]		1.46	[7]		3,311	12

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% - 0.68% and 0.08% - 0.65% for the periods ended 8-31-15 and 8-31-14, respectively.
5	Period from 11-7-13 (commencement of operations) to 8-31-14.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS37

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, (collectively, Retirement Living II Portfolios or the portfolios, and each individually the portfolio) ten of which are presented in this report. The Retirement Living II Portfolios are series of the Trust and operate as "funds of funds" that invest in other series of the Trust, other funds in the John Hancock group of funds complex and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R2 shares and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees, and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolio uses the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies other than exchange-traded funds (ETFs) are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the portfolios and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the portfolios and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. For the year ended August 31, 2015, the portfolios had no borrowings under either line of credit.

Commitment fees for the year ended August 31, 2015 were as follows:

Portfolio	Commitment fee	Portfolio	Commitment fee
Retirement Living through II 2055 Portfolio	$498	Retirement Living through II 2030 Portfolio	$509
Retirement Living through II 2050 Portfolio	500	Retirement Living through II 2025 Portfolio	510
Retirement Living through II 2045 Portfolio	502	Retirement Living through II 2020 Portfolio	507
Retirement Living through II 2040 Portfolio	503	Retirement Living through II 2015 Portfolio	502
Retirement Living through II 2035 Portfolio	506	Retirement Living through II 2010 Portfolio	501

38

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees are calculated daily for each class, based on the net assets value of the class and the applicable specific expense rates. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage for all classes were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2015, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on August 31, 2015, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Living through II 2055 Portfolio	$11,528,532	—	($666,601)	($666,601)
Retirement Living through II 2050 Portfolio	18,383,005	$1,479	(1,066,752)	(1,065,273)
Retirement Living through II 2045 Portfolio	32,382,682	5,256	(1,897,208)	(1,891,952)
Retirement Living through II 2040 Portfolio	38,670,785	3,949	(2,254,540)	(2,250,591)
Retirement Living through II 2035 Portfolio	54,363,664	10,293	(3,117,713)	(3,107,420)
Retirement Living through II 2030 Portfolio	68,735,785	21,859	(3,780,496)	(3,758,637)
Retirement Living through II 2025 Portfolio	82,350,404	16,062	(3,994,554)	(3,978,492)
Retirement Living through II 2020 Portfolio	63,602,702	8,127	(2,913,582)	(2,905,455)
Retirement Living through II 2015 Portfolio	21,020,240	1,877	(1,015,178)	(1,013,301)
Retirement Living through II 2010 Portfolio	13,452,216	461	(613,594)	(613,133)

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

During the year ended August 31, 2015, the tax character of distributions paid was as follows:

Portfolio	Ordinary income	Long term capital gains	Total
Retirement Living through II 2055	$28,001	$—	$28,001
Retirement Living through II 2050	69,003	—	$69,003
Retirement Living through II 2045	134,003	—	$134,003
Retirement Living through II 2040	146,006	—	$146,006
Retirement Living through II 2035	233,011	—	233,011
Retirement Living through II 2030	358,015	—	$358,015
Retirement Living through II 2025	360,001	—	$360,001
Retirement Living through II 2020	246,012	—	$246,012
Retirement Living through II 2015	96,006	—	$96,006
Retirement Living through II 2010	98,197	1,809	$100,006

During the period ended August 31, 2014, the tax character of distributions paid was as follows:

Portfolio	Ordinary income	Long term capital gains	Tax return of capital	Total
Retirement Living through II 2050	$6,774	$3,006	$6,120	$15,900
Retirement Living through II 2045	6,967	3,006	5,917	15,890
Retirement Living through II 2040	6,926	3,006	5,968	15,900
Retirement Living through II 2035	6,862	2,953	5,985	15,800
Retirement Living through II 2030	8,091	2,768	4,541	15,400
Retirement Living through II 2025	12,455	2,545	—	15,000
Retirement Living through II 2020	12,141	2,259	—	14,400
Retirement Living through II 2015	9,828	2,006	2,066	13,900
Retirement Living through II 2010	13,401	—	—	13,401

39

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Retirement Living through II 2055	$13,459	$41,019
Retirement Living through II 2050	20,389	96,539
Retirement Living through II 2045	40,837	155,576
Retirement Living through II 2040	52,944	181,487
Retirement Living through II 2035	96,766	263,501
Retirement Living through II 2030	212,166	358,566
Retirement Living through II 2025	325,620	348,358
Retirement Living through II 2020	370,875	208,214
Retirement Living through II 2015	152,237	92,504
Retirement Living through II 2010	133,947	99,792

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statement as return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The portfolios pay the Advisor a management fee for its services to the portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other assets). Affiliated funds are any funds of the Trust or JHF III. The fee on assets invested in Affiliated fund assets is stated as an annual percentage of the current value of the aggregate net assets of all the portfolios, and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the portfolios, and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other assets of the portfolios.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" exceeds 0.05% of the average annual net assets (on an annualized basis) of the portfolio. "Other expenses" means all the expenses of the portfolio, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolios' business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2, Class R4, and Class R6 shares of the portfolio, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.50%, 0.25%, and 0.00%, of the portfolios' average annual net assets (on an annualized basis), respectively. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2015, this waiver also included blue sky fees and printing and postage.

The Advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses, including underlying fund expenses, to reduce the total annual fund operating expenses of the portfolios' average net assets, by the amounts indicated below.

Portfolio		Portfolio
Retirement Living through II 2055 Portfolio	0.20%	Retirement Living through II 2030 Portfolio	0.20%

40

Portfolio		Portfolio
Retirement Living through II 2050 Portfolio	0.20%	Retirement Living through II 2025 Portfolio	0.20%
Retirement Living through II 2045 Portfolio	0.20%	Retirement Living through II 2020 Portfolio	0.22%
Retirement Living through II 2040 Portfolio	0.20%	Retirement Living through II 2015 Portfolio	0.24%
Retirement Living through II 2035 Portfolio	0.20%	Retirement Living through II 2010 Portfolio	0.26%

Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investments in underlying funds.

The Advisor voluntarily agrees to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio's first $7.5 billion of average annual net assets and 0.50% of the portfolio's average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

For the year ended August 31, 2015, the expense reductions of these plans amounted to the following and are reflected as a reduction of total expenses in the Statement of operations:

	Expense reimbursement by class
Portfolio	Class R2	Class R4	Class R6	Class 1	Total
Retirement Living through II 2055 Portfolio	$12,905	$12,944	$13,540	$112,798	$152,187
Retirement Living through II 2050 Portfolio	7,756	7,826	7,954	89,606	113,142
Retirement Living through II 2045 Portfolio	6,851	6,920	7,047	96,103	116,921
Retirement Living through II 2040 Portfolio	6,671	6,740	6,867	98,470	118,748
Retirement Living through II 2035 Portfolio	6,384	6,453	6,579	103,152	122,568
Retirement Living through II 2030 Portfolio	6,256	6,324	6,450	106,572	125,602
Retirement Living through II 2025 Portfolio	6,202	6,270	6,395	109,810	128,677
Retirement Living through II 2020 Portfolio	6,433	6,500	6,626	106,952	126,511
Retirement Living through II 2015 Portfolio	6,950	7,017	7,143	94,621	115,731
Retirement Living through II 2010 Portfolio	7,039	7,106	7,232	92,058	113,435

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2015 were equivalent to a net annual effective rate of 0.00% for each of the portfolio's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R2 and Class R4 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio's shares.

Class	Rule 12b-1 fee	Service fee
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares to limit the Rule 12b-1 fees on Class R4 to 0.15% of the average daily net assets of Class R4 shares, until December 31, 2016 unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2015:

Portfolio	Class R4	Portfolio	Class R4
Retirement Living through II 2055 Portfolio	$107	Retirement Living through II 2030 Portfolio	$107
Retirement Living through II 2050 Portfolio	108	Retirement Living through II 2025 Portfolio	107
Retirement Living through II 2045 Portfolio	108	Retirement Living through II 2020 Portfolio	105
Retirement Living through II 2040 Portfolio	108	Retirement Living through II 2015 Portfolio	106
Retirement Living through II 2035 Portfolio	108	Retirement Living through II 2010 Portfolio	103

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts.

41

Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Portfolio	Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Retirement Living through II 2055 Portfolio	Class R2	$267	$17	$7,191	$6
	Class R4	267	17	7,157	21
	Class R6	—	16	7,651	71
	Class 1	2,131	—	—	—
	Total	$2,665	$50	$21,999	$98
Retirement Living through II 2050 Portfolio	Class R2	$269	$17	$5,920	$6
	Class R4	269	17	5,920	21
	Class R6	—	17	5,949	71
	Class 1	4,051	—	—	—
	Total	$4,589	$51	$17,789	$98
Retirement Living through II 2045 Portfolio	Class R2	$269	$17	$5,920	$6
	Class R4	269	17	5,920	21
	Class R6	—	17	5,949	71
	Class 1	7,354	—	—	—
	Total	$7,892	$51	$17,789	$98
Retirement Living through II 2040 Portfolio	Class R2	$269	$17	$5,920	$6
	Class R4	269	17	5,920	21
	Class R6	—	17	5,949	71
	Class 1	8,831	—	—	—
	Total	$9,369	$51	$17,789	$98
Retirement Living through II 2035 Portfolio	Class R2	$268	$17	$5,920	$6
	Class R4	269	17	5,920	21
	Class R6	—	17	5,949	71
	Class 1	13,541	—	—	—
	Total	$14,078	$51	$17,789	$98
Retirement Living through II 2030 Portfolio	Class R2	$267	$17	$5,920	$6
	Class R4	268	17	5,920	21
	Class R6	—	16	5,949	71
	Class 1	18,332	—	—	—
	Total	$18,867	$50	$17,789	$98
Retirement Living through II 2025 Portfolio	Class R2	$266	$17	$5,920	$6
	Class R4	266	17	5,920	21
	Class R6	—	16	5,949	71
	Class 1	19,943	—	—	—
	Total	$20,475	$50	$17,789	$98
Retirement Living through II 2020 Portfolio	Class R2	$264	$17	$5,920	$6
	Class R4	264	17	5,920	21
	Class R6	—	16	5,949	71
	Class 1	15,049	—	—	—
	Total	$15,577	$50	$17,789	$98
Retirement Living through II 2015 Portfolio	Class R2	$261	$17	$5,920	$6
	Class R4	262	16	5,920	21
	Class R6	—	16	5,949	71
	Class 1	5,687	—	—	—
	Total	$6,210	$49	$17,789	$98
Retirement Living through II 2010 Portfolio	Class R2	$260	$17	$5,920	$6
	Class R4	261	16	5,920	21
	Class R6	—	16	5,949	71
	Class 1	4,268	—	—	—
	Total	$4,789	$49	$17,789	$98

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Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to August 31, 2015, state registration fees and printing and postage were as follows:

Portfolio	State registration fees	Printing and postage
Retirement Living through II 2055 Portfolio	$29,344	$164
Retirement Living through II 2050 Portfolio	31,157	283
Retirement Living through II 2045 Portfolio	31,157	506
Retirement Living through II 2040 Portfolio	31,157	623
Retirement Living through II 2035 Portfolio	31,157	963
Retirement Living through II 2030 Portfolio	31,157	1,276
Retirement Living through II 2025 Portfolio	31,157	1,297
Retirement Living through II 2020 Portfolio	31,157	1,052
Retirement Living through II 2015 Portfolio	31,157	368
Retirement Living through II 2010 Portfolio	31,157	226

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in the portfolios' shares for the periods ended August 31, 2015 and 2014 were as follows:

Retirement Living through II 2055 Portfolio

		Year ended 8-31-15		Period ended 8-31-14[1]
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	1,072,466	$11,515,356	18,670	$191,047
Distributions reinvested	2,020	21,510	—	—
Repurchased	(46,623)	(501,261)	(2,185)	(23,323)
Net increase	1,027,863	$11,035,605	16,485	$167,724
Total net increase	1,027,863	$11,035,605	46,485	$467,724

Retirement Living through II 2050 Portfolio

		Year ended 8-31-15		Period ended 8-31-14[2]
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000

43

		Year ended 8-31-15		Period ended 8-31-14[2]
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,637,942	$17,711,738	69,221	$731,384
Distributions reinvested	5,837	62,694	—	—
Repurchased	(46,762)	(508,591)	(96)	(1,035)
Net increase	1,597,017	$17,265,841	69,125	$730,349
Total net increase	1,597,017	$17,265,841	99,125	$1,030,349

Retirement Living through II 2045 Portfolio

		Year ended 8-31-15		Period ended 8-31-14[2]
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	2,940,348	$31,706,812	137,009	$1,456,697
Distributions reinvested	11,901	127,576	—	—
Repurchased	(124,398)	(1,331,096)	(5,198)	(55,280)
Net increase	2,827,851	$30,503,292	131,811	$1,401,417
Total net increase	2,827,851	$30,503,292	161,811	$1,701,417

Retirement Living through II 2040 Portfolio

		Year ended 8-31-15		Period ended 8-31-14[2]
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	3,544,264	$38,265,956	190,216	$2,016,092
Distributions reinvested	12,998	139,474	—	—
Repurchased	(201,506)	(2,188,006)	(18)	(187)
Net increase	3,355,756	$36,217,424	190,198	$2,015,905
Total net increase	3,355,756	$36,217,424	220,198	$2,315,905

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Retirement Living through II 2035 Portfolio

		Year ended 8-31-15		Period ended 8-31-14[2]
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	4,918,749	$52,975,750	235,396	$2,513,062
Distributions reinvested	21,121	226,421	—	—
Repurchased	(176,406)	(1,897,267)	(2,566)	(26,896)
Net increase	4,763,464	$51,304,904	232,830	$2,486,166
Total net increase	4,763,464	$51,304,904	262,830	$2,786,166

Retirement Living through II 2030 Portfolio

		Year ended 8-31-15		Period ended 8-31-14[2]
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	6,375,530	$68,344,673	340,543	$3,620,378
Distributions reinvested	32,964	351,727	—	—
Repurchased	(420,590)	(4,529,551)	(163)	(1,689)
Net increase	5,987,904	$64,166,849	340,380	$3,618,689
Total net increase	5,987,904	$64,166,849	370,380	$3,918,689

Retirement Living through II 2025 Portfolio

		Year ended 8-31-15		Period ended 8-31-14[2]
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000

45

		Year ended 8-31-15		Period ended 8-31-14[2]
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	7,767,498	$82,661,960	420,844	$4,438,751
Distributions reinvested	33,389	354,262	—	—
Repurchased	(554,800)	(5,912,760)	(6,920)	(73,418)
Net increase	7,246,087	$77,103,462	413,924	$4,365,333
Total net increase	7,246,087	$77,103,462	443,924	$4,665,333

Retirement Living through II 2020 Portfolio

		Year ended 8-31-15		Period ended 8-31-14[2]
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	6,355,895	$67,224,312	252,814	$2,641,310
Distributions reinvested	22,890	240,807	—	—
Repurchased	(619,409)	(6,620,011)	(50,723)	(534,734)
Net increase	5,759,376	$60,845,108	202,091	$2,106,576
Total net increase	5,759,376	$60,845,108	232,091	$2,406,576

Retirement Living through II 2015 Portfolio

		Year ended 8-31-15		Period ended 8-31-14[2]
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	2,366,491	$24,847,504	225,267	$2,353,239
Distributions reinvested	8,764	91,233	—	—
Repurchased	(561,492)	(5,879,524)	(66,198)	(693,088)
Net increase	1,813,763	$19,059,213	159,069	$1,660,151
Total net increase	1,813,763	$19,059,213	189,069	$1,960,151

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Retirement Living through II 2010 Portfolio

		Year ended 8-31-15		Period ended 8-31-14[2]
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	1,807,586	$18,850,029	325,501	$3,367,035
Distributions reinvested	9,156	94,760	—	—
Repurchased	(886,513)	(9,255,429)	(9,484)	(98,408)
Net increase	930,229	$9,689,360	316,017	$3,268,627
Total net increase	930,229	$9,689,360	346,017	$3,568,627

1 Period from 3-26-14 (commencement of operations) to 8-31-14.

2 Period from 11-7-13 (commencement of operations) to 8-31-14.

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on August 31, 2015:

Portfolio	Class	% By Class
Retirement Living through II 2055 Portfolio	Class R2	100%
Retirement Living through II 2055 Portfolio	Class R4	100%
Retirement Living through II 2055 Portfolio	Class R6	100%
Retirement Living through II 2050 Portfolio	Class R2	100%
Retirement Living through II 2050 Portfolio	Class R4	100%
Retirement Living through II 2050 Portfolio	Class R6	100%
Retirement Living through II 2045 Portfolio	Class R2	100%
Retirement Living through II 2045 Portfolio	Class R4	100%
Retirement Living through II 2045 Portfolio	Class R6	100%
Retirement Living through II 2040 Portfolio	Class R2	100%
Retirement Living through II 2040 Portfolio	Class R4	100%
Retirement Living through II 2040 Portfolio	Class R6	100%
Retirement Living through II 2035 Portfolio	Class R2	100%
Retirement Living through II 2035 Portfolio	Class R4	100%
Retirement Living through II 2035 Portfolio	Class R6	100%
Retirement Living through II 2030 Portfolio	Class R2	100%
Retirement Living through II 2030 Portfolio	Class R4	100%
Retirement Living through II 2030 Portfolio	Class R6	100%
Retirement Living through II 2025 Portfolio	Class R2	100%
Retirement Living through II 2025 Portfolio	Class R4	100%
Retirement Living through II 2025 Portfolio	Class R6	100%
Retirement Living through II 2020 Portfolio	Class R2	100%
Retirement Living through II 2020 Portfolio	Class R4	100%
Retirement Living through II 2020 Portfolio	Class R6	100%
Retirement Living through II 2015 Portfolio	Class R2	100%
Retirement Living through II 2015 Portfolio	Class R4	100%
Retirement Living through II 2015 Portfolio	Class R6	100%
Retirement Living through II 2010 Portfolio	Class R2	100%
Retirement Living through II 2010 Portfolio	Class R4	100%
Retirement Living through II 2010 Portfolio	Class R6	100%

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Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2015.

Portfolio	Purchases	Sales
Retirement Living through II 2055 Portfolio	$11,834,599	$789,448
Retirement Living through II 2050 Portfolio	18,312,000	958,758
Retirement Living through II 2045 Portfolio	33,098,489	2,421,426
Retirement Living through II 2040 Portfolio	39,740,892	3,422,216
Retirement Living through II 2035 Portfolio	55,681,536	4,082,871
Retirement Living through II 2030 Portfolio	73,011,969	8,123,067
Retirement Living through II 2025 Portfolio	87,633,147	9,686,316
Retirement Living through II 2020 Portfolio	70,670,173	9,309,379
Retirement Living through II 2015 Portfolio	26,086,313	6,882,377
Retirement Living through II 2010 Portfolio	20,011,209	10,099,628

Note 7 — Investment in affiliated underlying funds

The portfolios invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. For the year ended August 31, 2015, the portfolios did not hold 5% or more of the net assets of any of the underlying funds.

Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios' from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Living through II 2055 Portfolio
Strategic Equity Allocation	22,608	539,098	(25,792)	535,914	$18,876	$27,833	$1,588	$6,902,569
Retirement Living through II 2050 Portfolio
Strategic Equity Allocation	48,903	825,474	(21,473)	852,904	$47,544	$70,103	$18,094	$10,985,408
Retirement Living through II 2045 Portfolio
Strategic Equity Allocation	79,808	1,500,315	(73,940)	1,506,183	$93,505	$137,872	($3,439)	$19,399,632
Retirement Living through II 2040 Portfolio
Strategic Equity Allocation	108,578	1,808,289	(114,864)	1,802,003	$101,656	$149,892	($6,393)	$23,209,804
Retirement Living through II 2035 Portfolio
Strategic Equity Allocation	126,919	2,441,816	(121,792)	2,446,943	$162,304	$239,318	($29,777)	$31,516,620
Retirement Living through II 2030 Portfolio
Strategic Equity Allocation	164,534	2,970,186	(261,994)	2,872,726	$241,896	$356,675	($57,726)	$37,000,708
Retirement Living through II 2025 Portfolio
Strategic Equity Allocation	175,552	3,152,579	(316,178)	3,011,953	$227,644	$335,660	($103,066)	$38,793,959
Retirement Living through II 2020 Portfolio
Strategic Equity Allocation	76,926	2,178,185	(298,396)	1,956,715	$146,622	$216,194	($47,639)	$25,202,490
Retirement Living through II 2015 Portfolio
Strategic Equity Allocation	51,596	661,643	(165,977)	547,262	$49,041	$72,311	($40,660)	$7,048,739
Retirement Living through II 2010 Portfolio
Strategic Equity Allocation	78,301	432,059	(217,588)	292,772	$41,930	$61,826	($17,638)	$3,770,897

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AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios' investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Living through II 2010 Portfolio, Retirement Living through II 2015 Portfolio, Retirement Living through II 2020 Portfolio, Retirement Living through II 2025 Portfolio, Retirement Living through II 2030 Portfolio, Retirement Living through II 2035 Portfolio, Retirement Living through II 2040 Portfolio, Retirement Living through II 2045 Portfolio, Retirement Living through II 2050 Portfolio, and Retirement Living through II 2055 Portfolio, each a portfolio of John Hancock Funds II (the "Trust"), at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and transfer agent and the application of alternative auditing procedures where securities purchased confirmations had not been received provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

49

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2015.

Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The portfolios below paid the following amounts in capital gain dividends.

Portfolio	Capital Gain
Retirement Living through II 2010	$1,809

Eligible shareholders will be mailed a 2015 Form 1099-DIV in early 2016. This will reflect the tax character of all distributions paid in calendar year 2015.

Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.

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Continuation of Investment Advisory and Subadvisory Agreements

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the "Board") of John Hancock Funds II (the "Trust") of the Advisory Agreement (the "Advisory Agreement") and each of the Subadvisory Agreements (the "Subadvisory Agreements") with respect to each of the portfolios of the Trust included in this report (the "Funds" or the "Funds of Funds"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2015 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Advisers, LLC (the "Advisor") and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, a "Subadvisor" and collectively, the "Subadvisors") with respect to each of the Funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds' benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, to be provided to the Funds by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer ("CCO") regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with Fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;

51

(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and
(f)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board reviewed Fund performance against each Fund's respective benchmarks and also concluded that the performance of each of the Funds generally has been in line with or outperformed the historical performance of comparable funds over the longer-term, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fees of the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as any actions taken over the past several years to reduce the Funds' operating expenses. The Board also noted that, in addition, each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and a Subadvisor's services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds of the Fund of Funds, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying funds.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including each Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that the Funds' Subadvisors are affiliates of the Advisor;
(h)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust's distributor also receives Rule 12b-1 payments to support distribution of the products;

52

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)	with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (the Subadvisors), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios are each of the Funds of Funds of the Trust and John Hancock Variable Insurance Trust. The Funds of Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)	reviewed the Trust's advisory fee structure and concluded that: (i) the Funds' fee structures contain breakpoints at the advisory fee level; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds; and
(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to each Subadvisor's compensation program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor's compliance program and any disciplinary history. The Board also considered each Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

53

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors' relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund's Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and the benchmark index and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor's focus on each Subadvisor's performance. The Board also noted each Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds over the longer-term, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	the subadvisory fees are paid by the Advisor and not the Funds.

In addition, the Trustees reviewed the subadvisory fee to be paid to each Subadvisor for the Funds of Funds and concluded that such subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying funds of the Funds of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying funds.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular Fund is set forth in Appendix A.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

54

APPENDIX A

Portfolio (subadvisors)	Performance of Portfolio, as of 12.31.2014	Fees and expenses	Comments
JHF II Retirement Living through II 2010 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-year period. Lipper Category - The fund outperformed the average for the one-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

JHF II Retirement Living through II 2015 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-year period. Lipper Category - The fund outperformed the average for the one-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

JHF II Retirement Living through II 2020 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-year period. Lipper Category - The fund outperformed the average for the one-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

JHF II Retirement Living through II 2025 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-year period. Lipper Category - The fund outperformed the average for the one-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

JHF II Retirement Living through II 2030 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-year period. Lipper Category - The fund outperformed the average for the one-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

JHF II Retirement Living through II 2035 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-year period. Lipper Category - The fund outperformed the average for the one-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

JHF II Retirement Living through II 2040 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-year period. Lipper Category - The fund outperformed the average for the one-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

55

Portfolio (subadvisors)	Performance of Portfolio, as of 12.31.2014	Fees and expenses	Comments
JHF II Retirement Living through II 2045 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-year period. Lipper Category - The fund outperformed the average for the one-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

JHF II Retirement Living through II 2050 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed for the one-year period. Lipper Category - The fund outperformed the average for the one-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

JHF II Retirement Living through II 2055 Portfolio (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The fund underperformed since inception. Lipper Category - The fund outperformed the average since inception.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

56

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2005	221
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2005	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2005	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2012	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank-Austin) (until 2009); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Grace K. Fey, Born: 1946	2008	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2012	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

57

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Hassell H. McClellan, Born: 1945	2005	221
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2012	221
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

Gregory A. Russo, Born: 1949	2012	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	221
Non-Independent Trustee*
Chairman, HealthFleet, Inc. (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010); Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).
*Effective 3-10-15.

Craig Bromley, Born: 1966	2012	221
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

58

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).

John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds [3], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).

Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

59

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

60

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Retirement Living II Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF251910	RL2A 8/15 10/15

JOHN HANCOCK

Funds II

8.31.2015 **Annual Report**

John Hancock

John Hancock Funds II

Annual report — table of contents

Manager’s commentary and fund performance (See below for each fund’s page #)	3
Shareholder expense example	40
Portfolio of investments (See below for each fund’s page #)	44
Statements of assets and liabilities	200
Statements of operations	209
Statements of changes in net assets	218
Statement of cash flows	224
Financial highlights	225
Notes to financial statements	233
Report of independent registered public accounting firm	297
Federal tax information	298
Evaluation of advisory and subadvisory agreements by the Board of Trustees	299
Appendix A	303
Trustees and officers information	311
For more information	315

Fund	Manager’s commentary and fund performance	Portfolio of investments
Active Bond Fund	4	44
All Cap Core Fund	5	64
Alpha Opportunities Fund	6	67
Asia Pacific Total Return Bond Fund	7	72
Capital Appreciation Fund	8	75
Capital Appreciation Value Fund	9	76
Core Bond Fund	10	81
Fundamental Global Franchise Fund	11	89
Global Bond Fund	12	90
Global Real Estate Fund	13	96
Health Sciences Fund	14	98
High Yield Fund	15	100
International Growth Opportunities Fund	16	106
International Growth Stock Fund	17	107
International Small Cap Fund	18	108
International Value Fund	19	110
Investment Quality Bond Fund	20	111
Lifestyle II Aggressive Portfolio	21	126
Lifestyle II Balanced Portfolio	22	126
Lifestyle II Conservative Portfolio	23	126
Lifestyle II Growth Portfolio	24	127
Lifestyle II Moderate Portfolio	25	127
Mid Cap Stock Fund	26	127
Mid Value Fund	27	129
Real Estate Equity Fund	28	132
Real Estate Securities Fund	29	132
Real Return Bond Fund	30	133
Science & Technology Fund	31	137
Short Term Government Income Fund	32	139
Small Cap Growth Fund	33	140
Small Company Growth Fund	34	142
Small Company Value Fund	35	144
Strategic Equity Allocation Fund	36	147
Total Return Fund	37	184
U.S. High Yield Bond Fund	38	192
Value Fund	39	197

2

John Hancock Funds II

Manager’s commentary and fund performance

Fund performance

In the following pages we have set forth information regarding the performance of certain funds of John Hancock Funds II (the Trust). There are several ways to evaluate a fund’s historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance tables

The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return is an expression of a fund’s total change in share value in percentage terms over a set period of time—one, five, and ten years (or since the fund’s inception if less than the applicable period). An average annual total return takes the fund’s cumulative total return for a time period greater than one year and shows what would have happened if the fund had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the Trust, but do not reflect the expenses of any insurance company separate accounts (including a possible contingent deferred sales charge) that may invest in the funds, as applicable. If these were included, performance would be lower.

Graph—Change in value of $10,000 investment and comparative indexes

The performance graph for each fund (or portfolio), shows the change in value of a $10,000 investment over the life or ten-year period of each fund (or portfolio), whichever is shorter. Each fund’s (or portfolio’s), performance is compared with the performance of one or more broad-based securities indices as a “benchmark.” All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and fund (or portfolio), operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Funds (or portfolios), that invest in multiple asset classes are compared with a customized benchmark. This benchmark comprises a set percentage allocation from each of the asset classes in which the fund invests.

Portfolio manager’s commentary

Finally, we have provided a commentary by each portfolio manager regarding each fund’s (or portfolio’s) performance during the period ended August 31, 2015. The views expressed are those of the portfolio manager as of August 31, 2015, and are subject to change based on market and other conditions. Information about a fund’s (or portfolio’s) holdings, asset allocation, or country diversification is historical and is no indication of future fund composition, which will vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The funds (or portfolios) are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including loss of principal amount invested. For a more detailed discussion of the risks associated with the funds (or portfolios), see the funds’ prospectuses.

Standard & Poor’s, Standard & Poor’s 500, “S&P 500,” and “S&P MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. “Russell 1000,” “Russell 2000,” “Russell 3000,” and “Russell Midcap” are trademarks of Frank Russell Company. “Wilshire 5000” is a trademark of Wilshire Associates. “EAFE” and “MSCI” are trademarks of MSCI, Inc. “Barclays” is a registered trademark of Barclays Bank PLC. ”Lipper“ is a registered trademark of Reuters S.A. None of the funds in the Trust is sponsored, endorsed, managed, advised, sold, or promoted by any of these companies, and none of these companies makes any representation regarding the advisability of investing in the Trust.

3

Active Bond Fund

Subadvisors: Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC
(John Hancock Asset Management)
Portfolio Managers: Peter Farley, CFA (Declaration), Jeffrey N. Given and Howard C. Greene (John Hancock)

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks income and capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Portfolio Composition*	% of Total
Corporate bonds	40.5
U.S. Government Agency	16.0
Collateralized mortgage obligations	18.1
Asset backed securities	11.2
U.S. Government	10.1
Capital preferred securities	0.8
Preferred securities	0.6
Municipal bonds	0.2
Term loans	0.2
Foreign government obligations	0.1
Short-term investments and other	2.2

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Active Bond Fund Class NAV shares returned 0.74% and the benchmark, the Barclays U.S. Aggregate Bond Index, returned 1.55%.

Environment  >  The U.S. bond market posted modestly positive returns for the 12-month period. The U.S. economy was strong, especially early in the period, prompting the Federal Reserve (Fed) to end its quantitative easing program and begin to lay the groundwork for a short-term interest rate increase sometime in 2015. Economic activity slowed in late 2014 and early 2015 as a combination of severe winter weather, a West Coast port shutdown, and a stronger U.S. dollar put downward pressure on economic growth and created uncertainty about the timing of a possible Fed rate hike. However, economic data improved over the last several months of the period, leading to renewed expectations of a Fed rate increase before year-end.

US Treasury yields modestly declined and corporate credit sectors experienced wider spreads. Market volatility arose in response to the evolving Greek default crisis, collapsing commodity prices, concerns over global growth and more recently economic weakness in China.

Declaration Management & Research LLC

The fund provided mixed performance given the weakness in corporate debt and demand for U.S. Treasuries. Sector allocation detracted given the portfolio’s overweight to corporate debt and underweight to U.S. Treasuries. Corporate debt experienced modest spread widening driven by the underperformance of energy and telecommunications sectors. Oil and other commodity prices experienced substantial price declines during the period which weighed heavily on the broader corporate debt market and on the fund, which had allocations to energy related sectors. The metals and mining sector also experienced significant negative returns but here the fund was underweight. Positive sector performers were mainly mortgage related and the fund remains overweight. Non-agency mortgage and commercial real estate sectors have larger allocations in the fund and are benefiting from recovering real estate markets. Yield curve and duration also detracted from performance.

Concerns over global growth combined with the prospect of the Fed raising interest rates continue to add to market uncertainty and volatility.

John Hancock Asset Management

Sector allocation detracted from performance versus the index for the reporting period. An overweight position in corporate bonds, including both investment grade and high yield, weighed on performance. Underweight positions in U.S. Treasury bonds and residential mortgage-backed securities also detracted from relative results.

On the positive side, an overweight position in commercial mortgage-backed securities aided performance relative to the benchmark. Furthermore, within the fund’s investment-grade corporate bond holdings, the fund benefited from favorable security selection and an emphasis on the financial sector, which was the best-performing segment of the investment-grade corporate bond market.

The fund had a shorter duration than that of its benchmark throughout much of the period, 5.15 years, compared with 5.62 years; it was also increasingly positioned for a flatter yield curve. As short-term bond yields rose and longer-term yields declined, the flatter yield curve positioning proved beneficial, but the shorter duration detracted from performance as longer-term bond yields fell.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Active Bond Fund Class 1 (began 10/15/05)	0.69%	4.50%	—	5.48%	24.64%	—	69.43%
Active Bond Fund Class NAV (began 10/27/05)	0.74%	4.58%	—	5.60%	25.09%	—	70.94%
Barclays U.S. Aggregate Bond Index (10/15/05)[3,4]	1.55%	2.98%	—	4.68%	—	—	57.20%
Barclays U.S. Aggregate Bond Index (10/27/05)[3,4]	1.55%	2.98%	—	4.74%	15.81%	—	57.73%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Active Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.69% and Class NAV shares – 0.64%.

4

All Cap Core Fund

Subadvisor: QS Investors, LLC
Portfolio Managers: Russell Shtern, CFA and Robert Wang

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term growth of capital. Under normal market conditions, the fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Information technology	20.2
Health care	16.9
Financials	15.9
Consumer discretionary	14.1
Industrials	11.6
Consumer staples	7.5
Energy	5.2
Telecommunication services	3.2
Materials	2.3
Utilities	2.0
Short-term investments and other	1.1

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the All Cap Core Fund Class NAV shares returned 2.25% and the benchmark, the Russell 3000 Index, returned 0.36%.

Environment  >  Over the last 12 months, we’ve observed more normal markets compared to past years, but more recent market turbulence in Asia has spilled over to U.S. markets, suggesting some signs of caution. Market volatility levels were low to average for most of the period. News concerning Greece’s referendum and China’s currency moves dominated recent financial headlines. Prices are tracking fundamentals more strongly than they had been a year ago. Both economic outlook and economic strength have been showing signs of deterioration.

The strongest contributions for the period were driven by overweight positions in strong-performing sectors and by the timing of investment activity through the year. Contributors for the period included the information technology sector, notably Electronic Arts, Inc. and Manhattan Associates, Inc. The health care sector also added value, as evidenced by positions in Biogen Idec, Inc. and Centene Corp. Stock selection was important in the industrials sector, with relative returns driven by Southwest Airlines Company. An overweight position in the consumer discretionary sector was also beneficial.

Detractors were most significant in the energy sector, in which the portfolio maintained an average overweight position. Whiting Petroleum Corp. and Nabors Industries, Ltd. were among the poorest performers. An underweight position in the materials sector also detracted from relative performance. Positions in LyondellBasell Industries NV and Alcoa, Inc. were primarily responsible for the declines. The telecommunications sector also detracted, due to the negative return from AT&T, Inc.

For the year ended August 31, 2015, we saw mixed performance from our three style categories. Given the market trend towards “normal,” the model was favoring growth factors and the period has been a generally good year for the growth. The stability/quality style detracted from performance during this period, while valuation factors added marginally to the fund’s outperformance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
All Cap Core Fund Class NAV (began 4/28/06)	2.25%	16.00%	—	5.59%	110.00%	—	66.17%
Russell 3000 Index[3,4]	0.36%	16.03%	—	6.81%	110.28%	—	85.13%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the All Cap Core Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.82%.

5

Alpha Opportunities Fund

Subadvisor: Wellington Management Company LLP
Portfolio Managers: Kent M. Stahl, CFA and Gregg R. Thomas, CFA

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term total return. The fund employs a multiple sleeve structure, which means the fund has several components that are managed separately in different investment styles. The fund seeks to obtain its investment objective by combining these different components into a single fund.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Health care	17.5
Information technology	17.0
Financials	16.3
Industrials	14.7
Consumer discretionary	13.8
Energy	5.5
Consumer staples	5.4
Materials	4.5
Utilities	1.3
Telecommunication services	0.5
Short-term investments and other	3.5

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Alpha Opportunities Fund Class NAV shares lost 1.00% and the benchmark, the Russell 3000 Index, returned 0.36%.

Environment  >  Accommodative global monetary policy continued to be a central theme in the second half of 2014 and early 2015. The Bank of Japan unexpectedly expanded its quantitative easing (QE) policy, the People’s Bank of China surprised markets with its first rate cut in two years, and investors cheered the European Central Bank’s bold announcement of an open-ended sovereign QE program to combat record-low inflation and stimulate growth in Europe. During the first quarter of 2015, there were a few worrisome data points, including fears about Greece’s future in the European Union. Some market participants voiced concerns about potential headwinds such as valuations, near-term U.S. Federal Reserve tightening and the strong U.S. dollar’s impact on exports. Late in the second quarter, the Greek debt crisis took center stage. Despite the default (later resolved) and fears of contagion among the European peripheral countries, there were continued signs of a gradual recovery in the U.S. and Europe. Investor fears resurfaced in mid-August when China unexpectedly devalued its currency and global equities declined sharply.

Security selection was the primary driver of underperformance relative to the benchmark during the period, particularly within the information technology, energy, and industrials sectors. Partially offsetting weak relative results was positive selection in the consumer discretionary sector. Sector allocation decisions, a residual of the bottom-up stock selection process of the underlying managers, contributed positively, led by an underweight to the struggling energy sector and an overweight in the strong health care sector. An underweight to the consumer staples sector and an overweight to the materials sector were detrimental to relative results.

Top detractors during the period included Canadian oilfield services corporation Trican Well Service, Ltd., oil and gas company Pioneer Natural Resources Company, and flash memory semiconductor manufacturer Micron Techonology, Inc. We maintained a position in all three names at the end of the period. Top relative contributors during the period included pharmaceutical company Bristol-Myers Squibb Company and private placement, Uber Technologies.

At the end of the period, stock-by-stock decisions resulted in the industrials, health care, and materials sectors being the fund’s largest overweights. The consumer staples sector was the fund’s largest underweight.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Alpha Opportunities Fund Class NAV (began 10/7/08)	–1.00%	14.86%	—	12.71%	99.92%	—	128.40%
Russell 3000 Index[3,4]	0.36%	16.03%	—	12.25%	110.28%	—	122.05%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Alpha Opportunities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.98%.

6

Asia Pacific Total Return Bond Fund (formerly Asia Total Return Bond Fund)

Subadvisor: John Hancock Asset Management
Portfolio Managers: Neal Capecci, Luc Froehlich, and Endre Pedersen

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks to maximize total return. The fund seeks to generate capital appreciation and income by investing at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds issued by governments, government agencies, international organizations issuing supranational bonds, and corporate issuers in Asia and the Asian region, including Australia and New Zealand.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Portfolio Composition*	% of Total
Corporate bonds	57.7
Foreign government obligations	27.0
U.S. Government	5.2
Other assets and liabilities, net	10.1

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Asia Pacific Total Return Bond Fund Class NAV shares lost 4.65% and the benchmark, a blend of 50% J.P. Morgan Asia Credit Index and 50% J.P. Morgan Emerging Local Markets Plus Asia Index, lost 3.55%.

Environment  >  Treasury yields were volatile over the period. Ten-year U.S. Treasury yields fell sharply below 2% in January 2015, with declining inflation expectations as a result of lower energy prices. In August 2015, yields were under pressure again amid a global sell off in response to concerns of a significant economic downturn in China and its negative implications on global growth.

Indonesia raised fuel prices, providing its government more room to finance economic reform-oriented fiscal policies. Indonesia’s inflation rose and foreign capital outflow both drove local bond yields higher. In the Philippines, credit-ratings company Moody’s Investors Service raised the country’s sovereign credit rating in response to favorable growth prospects, a sound fiscal balance and limited risk exposure faced by other emerging markets. A number of Asian central banks, including People’s Bank of China (“PBoC”) and Bank of Korea, cut their interest rates.

Asian investment-grade credit markets rose modestly amid lower U.S. Treasury yields, while Asian high-yield credit markets underperformed mainly as a result of commodity-related issuers underperforming in light of low commodity prices and rising aversion to risk during August sell-off amid China’s economic slowdown.

Near period-end, the PBoC unexpectedly devalued the Chinese renminbi and shifted to a more market-oriented exchange rate policy. The move dampened investor sentiment and triggered capital outflows from emerging markets, while Asian currencies weakened against the U.S. dollar over the period.

Over the period, currency positioning was a contributor to performance. Specific contributors to performance included the fund’s overweight exposure to the U.S. dollar, underweight exposures to the Singapore dollar and Korean won, and zero exposure to the Taiwanese dollar. The fund’s asset allocation also contributed to performance, with overweight exposure to U.S.-dollar-denominated corporate bonds and lower exposure to government-related bonds. Finally, the fund’s tactical position in U.S. Treasuries established near period-end helped to partially protect the fund from the August sell-off.

The fund’s overweight exposure to offshore renminbi bonds and Indonesian local bonds detracted from performance over the period. Exposure to U.S. dollar interest rate duration also detracted from performance.

We expect global markets to remain volatile in the coming months and Asian bond markets may suffer further losses. In this environment, we expect to keep cash levels relatively elevated and high yield exposure at modest levels.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Asia Pacific Total Return Bond Fund Class NAV (began 1/16/13)	–4.65%	—	—	–1.79%	—	—	–4.64%
J.P. Morgan Asia Credit Index[3,4]	2.07%	—	—	3.04%	—	—	8.19%
J.P. Morgan Emerging Local Markets Plus Asia Index[4,5]	–8.91%	—	—	–3.55%	—	—	–9.04%
Blended Index[4,6]	–3.55%	—	—	–0.29%	—	—	–0.75%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Asia Pacific Total Return Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	J.P. Morgan Asia Credit Index measures the performance of Asia ex Japan USD denominated bond market.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

5	J.P. Morgan Emerging Local Markets Plus Asia Index tracks total returns for local-currency-denominated money market instruments in over 20 emerging markets countries.

6	The Blended Index is 50% J.P. Morgan Asia Credit Index and 50% J.P. Morgan Emerging Local Markets Plus Asia Index.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense is 0.86% and the gross expense is 0.87%.

7

Capital Appreciation Fund

Subadvisor: Jennison Associates LLC
Portfolio Managers: Michael A. Del Balso, Kathleen A. McCarragher, and Spiros “Sig” Segalas

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term growth of capital. Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadvisor believes have above average growth prospects.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Information technology	36.6
Consumer discretionary	30.8
Health care	18.4
Financials	4.2
Consumer staples	3.5
Industrials	2.5
Materials	1.9
Energy	1.6
Short-term investments and other	0.5

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Capital Appreciation Fund Class NAV shares returned 7.06% and the benchmark, the Russell 1000 Growth Index, returned 4.26%.

Environment  >  Weak energy prices, a strong U.S. dollar, and slowing economic growth in China were key influences on the global economic landscape in the twelve months. The Federal Reserve Board ended its quantitative-easing program, signaling confidence in the health of U.S. economic activity and labor market conditions. China’s growth continued to slow despite stimulus measures, easing in lending markets, and the devaluation of the yuan. The European Union struggled to avert Greece’s looming default even as the country’s new government called for less economic austerity. Tensions between Russia and Ukraine remained elevated. Brazil flirted with recession. Japan showed little economic improvement, although investors hoped a weaker yen would boost exports. These challenges, combined with uncertainty about the timing of anticipated monetary tightening in the U.S., contributed to continued volatility in global financial markets.

The fund’s outperformance of the benchmark in the period reflected broadly favorable stock selection. In consumer discretionary, Amazon.com, Inc. benefited as investors increasingly appreciated its strong execution, long-term revenue growth, margin-expansion potential, and cloud infrastructure opportunities. Netflix, Inc. reported strong subscriber growth, reflecting the appeal of the on-demand streaming media network’s original programming. NIKE Inc.’s strong execution and powerful brand fueled impressive earnings, revenue, gross margins, and orders.

Many health care holdings reported strong sales of innovative drugs for cancer (Celgene Corp., Bristol-Myers Squibb Company), cystic fibrosis (Vertex Pharmaceuticals, Inc.), and myelofibrosis (Incyte Corp.).

In information technology, gains in Apple, Inc., Visa, Inc., MasterCard, Inc., and Facebook, Inc. were tempered by declines in Alibaba Group Holdings, Ltd. and Twitter, Inc. Apple’s strength reflected expanding global acceptance of its platform. Visa, Inc. and MasterCard, Inc. continued to benefit from the long-term shift from cash to electronic credit and debit transactions. Internet-based social platform Facebook successfully implemented its mobile interface, and revenue from both mobile and desktop improved. Chinese Internet company, Alibaba, was hurt by worries related to the transition to more mobile-device-based transactions and broad Chinese equity market turbulence. Social media company Twitter, Inc.’s user growth and revenue generation lacked consistency, and we sold the position.

Energy positions lost ground but outperformed the benchmark sector. Equipment and services provider Schlumberger, Ltd. was pressured as falling energy prices caused its customers to curtail future spending. Exploration and productions companies Concho Resources, Inc. and EOG Resources, Inc. were likewise hurt by reduced energy prices.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Capital Appreciation Fund Class 1 (began 10/15/05)	7.01%	17.96%	—	8.73%	128.34%	—	128.56%
Capital Appreciation Fund Class NAV (began 10/15/05)	7.06%	18.01%	—	8.78%	128.86%	—	129.71%
Russell 1000 Growth Index[3,4]	4.26%	17.40%	—	8.78%	123.02%	—	129.56%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Capital Appreciation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Russell 1000 Growth Index is an unmanaged index composed of the Russell 1000 Index securities that have a greater-than-average growth orientation.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.78% and Class NAV shares – 0.73%.

8

Capital Appreciation Value Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David R. Giroux

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Portfolio Composition*	% of Total
Common stocks	62.6
Corporate bonds	19.9
Term loans	4.4
Preferred securities	2.9
Convertible bonds	0.1
Short-term investments and other	10.1

*	As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2015, the Capital Appreciation Value Fund Class NAV shares returned 5.90% and the benchmark, the S&P 500 Index, returned 0.48%.

Environment  >  U.S. equities produced good returns for much of the period on the back of accommodative Federal Reserve (Fed) policy, continued economic improvement, an increase in merger and acquisition activity, and generally favorable corporate earnings reports despite a strong U.S. dollar. A market correction in mid-August 2015 caused stocks to decline sharply, leading to broadly flat returns for the year. Reports of a plunge in Chinese manufacturing activity sparked a global sell off and accelerated after China announced that it would permit the yuan to fall against the U.S. dollar. Uncertainty over the timing of the next rate hike by the Fed also continues to to add to investor concerns. In this environment, the S&P 500 Index gained 0.48% with mixed sector results. The health care, consumer discretionary, and consumer staples sectors achieved the best returns. The energy and materials sectors declined the most driven by commodity weakness.

The portfolio outperformed the all-equity S&P 500 Index for the 12-month period ended August 31, 2015. From an asset class perspective, the portfolio’s equity holdings performed the best and outperformed the S&P 500 Index. The fund’s bonds posted more modest results for the period but outperformed the Barclays U.S. Aggregate Index.

Among equities, the majority of outperformance for the period was driven by security selection. The leading contributor to relative returns was the health care sector due to stock selection and an overweight position. Shares of Allergan, Inc. surged during the period as the company was acquired by Actavis PLC, while Cigna Corp. also benefited from its pending acquisition by Anthem, Inc. Stock selection in the information technology, materials, and consumer discretionary sectors also aided relative outperformance.

The leading detractor from relative performance in the equity portion of the portfolio was the financials sector due mostly to stock selection; it was the only sector that had a negative relative impact. Stock choices in the energy sector did weigh significantly on relative performance but this negative effect was more than offset by the portfolio’s underweight position to the worst performing sector in the index.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Capital Appreciation Value Fund Class NAV (began 1/6/11)	5.90%	—	—	11.19%	—	—	63.83%
S&P 500 Index[3,4]	0.48%	—	—	12.16%	—	—	70.55%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Capital Appreciation Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.87%.

9

Core Bond Fund

Subadvisor: Wells Capital Management, Incorporated
Portfolio Managers: Troy Ludgood and Thomas O’Connor, CFA

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks total return consisting of income and capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities, and money market instruments.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Portfolio Composition*	% of Total
U.S. Government	32.5
U.S. Government Agency	24.9
Corporate bonds	19.0
Asset backed securities	12.2
Collateralized mortgage obligations	7.4
Foreign government obligations	1.5
Municipal bonds	0.9
Short-term investments	1.6

*	As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Core Bond Fund Class NAV shares returned 1.19% and the benchmark, the Barclays U.S. Aggregate Bond Index, returned 1.55%.

Environment  >  The past twelve months have been volatile for the fixed-income markets as the timing of the Federal Reserve’s (Fed) first rate hike in nearly 10 years has been at the forefront of investors’ minds. A crash in global commodities, including oil, which began last summer, signaled a slowdown in global growth that is now starting to take hold. China emerged as the focal point of a global economic turmoil following the collapse of its stock market and the devaluation of its currency. Despite international concerns and headwinds, U.S. economic growth has remained moderate with the unemployment rate falling to 5.1%, placing pressure on the Fed to hike the federal funds rate, possibly by year end.

After a volatile start for the reporting period, the markets settled down and came to grips with the end of quantitative easing (QE) by the Fed, as QE officially ended in October 2014. Geopolitical tensions were ever-present throughout most of this past year with headline risk being transferred from Greece’s defiance and fear of a euro exit (subsequently resolved), to a collapse of the Shanghai Stock Exchange Index in China and a hard landing of its economy, to the Iran nuclear deal. U.S. economic data has been generally positive, with notable bright spots in employment and housing.

Detractors from relative performance included a modest overweight to the credit sector for the period as credit spreads widened. Security level underperformance was concentrated in the energy and foreign government subsectors. Positioning in student loans was a detractor, especially in July and August as spreads widened on low trading volumes and most notably by Moody’s re-evaluation of their ratings on Federal Family Education Loan Program (FFELP) asset-backed securities, given potential slower than expected repayment. Although the collateral behind FFELP bonds remain 97% guaranteed by the U.S. government, rating agencies are considering revising ratings to reflect different assumptions around the timing of cash flows.

Within agency mortgage-backed securities (MBS), security selection across specified pools (for example adjustable rate mortgages and collateralized mortgage obligations) was a significant contributor. In credit, security selection was the main performance contributor and concentrated in the bank, sovereign and health care subsectors. A modest overweight to the credit sector detracted for the period as credit spreads widened. Security level underperformance was concentrated in the energy and foreign agency subsectors.

Consistent with our investment process, security selection was the most significant contributor to the fund’s relative performance; consistent with our bottom-up process, we maintain a neutral duration. We maintain modest overweights to asset-backed securities and commercial MBS, a neutral position in credit, and a modest overweight to agency MBS. We continue to be underweight agency debt and U.S. Treasuries in the fund.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Core Bond Fund Class 1 (began 10/15/05)	1.14%	3.46%	—	5.02%	18.52%	—	62.23%
Core Bond Fund Class NAV (began 10/15/05)	1.19%	3.50%	—	5.07%	18.76%	—	63.00%
Barclays U.S. Aggregate Bond Index[3,4]	1.55%	2.98%	—	4.68%	15.81%	—	57.28%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Core Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.68% and Class NAV shares – 0.63%.

10

Fundamental Global Franchise Fund

Subadvisor: John Hancock Asset Management
Portfolio Managers: Walter T. McCormick, CFA, Emory W. Sanders, Jr., CFA and Jonathan White, CFA

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks to provide capital appreciation. Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of franchise companies. A franchise company is one whose return on invested capital over a three-year period is above its cost of capital.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Consumer staples	41.0
Information technology	19.2
Consumer discretionary	17.6
Industrials	8.5
Financials	2.0
Health care	1.9
Short-term investments and other	9.8

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Fundamental Global Franchise Fund Class NAV shares returned 1.99% and the benchmark, the MSCI World Index, lost 3.61%.

Environment  >  Stock markets worldwide had a turbulent year, as investors reacted to a plunge in oil prices, slowing economic growth in China and uncertainty regarding when the U.S. Federal Reserve would raise short-term interest rates. Equity markets in many countries fell, with particularly steep losses in commodity-rich countries. Most developed markets finished the year down, despite tailwinds from low interest rates in many countries, a new quantitative easing program in Europe and modest economic growth in the U.S. The strong U.S. dollar further hampered earnings for U.S.-based global companies. Within the broad-based MSCI World Index, the energy and materials sectors ended the year with sizable declines, while health care and consumer discretionary stocks posted gains.

The fund maintained its long-term focus on attractively priced, financially sound companies with competitive advantages, global franchises and sustainable cash flows. We believe this strategy helped the fund outperform in a difficult market.

Having no exposure to the weak-performing energy and materials sector gave the biggest boost to performance relative to the benchmark. A sizable overweight and favorable stock selection in the consumer discretionary sector also contributed to the fund’s outperformance. Individual standouts here included Amazon.com, Inc. The stock appreciated as better-than-expected results in its cloud computing business, strength in its North American operation and reduced investment spending helped drive revenues and profit margins. Other top contributors from the sector included AutoZone, Inc., which saw strong demand for its products fueled by the high average age of cars the U.S. In information technology, the fund benefited from a timely investment in eBay, Inc. The stock rallied when management decided to spin off PayPal, Inc. to help unlock value. In consumer staples, shares of Imperial Tobacco Group PLC rose, helped in part by the U.K.-based tobacco company’s acquisition of new assets.

The fund lost ground from an underweight in health care, where few stocks met our valuation criteria. Stock picks in consumer staples also detracted, including a sizable stake in SABMiller PLC, whose revenues and earnings suffered from slowing emerging markets growth and currency headwinds. Disappointments in information technology included an out-of-index stake in Samsung Electronics Co., Ltd. and an overweight in QUALCOMM, Inc. We sold the QUALCOMM position prior to period end. Last, an investment in Ralph Lauren Corp. detracted, as a strong U.S. dollar and weak tourism trends in the U.S. resulted in disappointing earnings, despite the company’s investments for long-term growth and heightened promotional activity.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Fundamental Global Franchise Fund Class A (began 6/29/12)[3]	–3.56%	—	—	9.88%	—	—	34.86%
Fundamental Global Franchise Fund Class I (began 6/29/12)	1.86%	—	—	12.09%	—	—	43.68%
Fundamental Global Franchise Fund Class NAV (began 6/29/12)	1.99%	—	—	12.21%	—	—	44.16%
MSCI World Index[4,5]	–3.61%	—	—	13.29%	—	—	48.60%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Fundamental Global Franchise Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Class A returns reflect maximum sales charge of 5%.

4	MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

5	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class A, Class I, and Class NAV shares, the net expenses equal the gross expenses, and are 1.34%, 1.02%, and 0.90%, respectively.

11

Global Bond Fund

Subadvisor: Pacific Investment Management Company LLC
Portfolio Manager: Andrew Balls, Sachin Gupta, and Lorenzo Pagani

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States) which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Portfolio Composition*	% of Total
Foreign government obligations	38.1
Corporate bonds	24.6
Collateralized mortgage obligations	12.5
U.S. Government	11.9
U.S. Government Agency	8.7
Asset backed securities	1.1
Escrow shares	0.2
Municipal bonds	0.1
Convertible bonds	0.1
Short-term investments	2.7

*	As a percentage of total investments.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2015, the Global Bond Fund Class NAV shares lost 6.02% and the benchmark, the JPMorgan Global Government Bond Unhedged Index, lost 6.21%.

Environment  >  One of the most defining events of 2014 was the sharp decline in oil prices and accompanying market volatility. Growth in the U.S. exceeded expectations and handily outpaced its peers in the developed world, especially Japan and Europe, which continued to struggle. The bouts of market volatility dissipated quickly but still managed to leave certain risk sectors bruised.

In addition to the European Central Bank’s (ECB) highly anticipated foray into quantitative easing (QE), the new year began with a host of global central banks re-embracing monetary easing. However, the U.S. Federal Reserve (Fed) remained an outlier as officials reiterated their desire to hike rates sometime this year, albeit dependent on incoming data. The U.S. economy continued to show signs of strength, as a healthier labor market, improving outlook for spending, and modest rebound in oil prices led to a sell-off in the long end of Treasuries over the second quarter. After the U.S. dollar’s seemingly unstoppable 25% rally over the prior nine months, lingering uncertainty about the start and pace of the Fed rate hikes anchored short-dated Treasuries and led to softness in the U.S. dollar. Elsewhere in developed markets, global deflation fears gradually receded as oil prices firmed, the ECB committed to prevent deflation with QE, and the outlook for growth brightened. Although volatility in Eurozone markets grabbed headlines amid Greek concerns, modest market moves suggested the events in Greece were more noise than news for global financial markets.

Volatility in the markets subsided somewhat through the course of July with a near-term resolution in the Greek debt crisis. U.S. economic releases largely indicated that the expansion remains on track, but tepid wage growth and declining inflation expectations continued to fuel debate about the timing of policy normalization. Market volatility increased sharply in August as China’s unexpected currency devaluation contributed to uncertainty about global growth prospects. Even so, fundamentals appeared largely unchanged as U.S. economic strength, in particular, was reinforced with August data (strong labor markets, higher than expected GDP estimates).

The fund’s duration as of August 31, 2014 was 7.43 years, and 7.19 years as of August 31, 2015, slightly below that of the benchmark (7.45 years). Overall, duration strategies were negative for relative returns over the period. A duration underweight to developed countries for the majority of the reporting period, particularly to the U.S., the U.K., Canada and Germany, detracted from returns as interest rates fell. In contrast, an overweight to duration in New Zealand, Australia, France, Spain, and Italy contributed to performance as yields rallied in those countries. In Japan, an allocation to longer-dated maturities posted positive gains for returns as rates fell. Tactical exposure to emerging-market local rates, specifically in Brazil and Poland, detracted from returns. Tactical exposure to sovereign USD-denominated emerging market debt, specifically in Brazil and Russia, detracted from returns as spreads widened throughout the period.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Global Bond Fund Class 1 (began 10/15/05)	–6.09%	2.12%	—	4.26%	11.05%	—	51.07%
Global Bond Fund Class NAV (began 10/15/05)	–6.02%	2.17%	—	4.33%	11.32%	—	51.95%
J.P. Morgan Global Government Bond Unhedged Index[3,4]	–6.21%	0.46%	—	3.74%	2.32%	—	43.70%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Global Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	J.P. Morgan Global Government Bond Unhedged Index is an unmanaged index which measures the performance of leading government bond markets based on total return in U.S. currency, and reflects reinvestment of all applicable dividends, capital gains and interest.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.82% and Class NAV shares – 0.77%.

12

Global Real Estate Fund

Subadvisor: Deutsche Investment Management Americas Inc.
Portfolio Managers: Daniel Ekins, Joseph D. Fisher, CFA, John Hammond, John F. Robertson, CFA, Chris Robinson, John W. Vojticek, and
David W. Zonavetch, CPA

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks a combination of long-term capital appreciation and current income. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate investment trusts (REITs), foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Portfolio Composition*	% of Total
Retail REITs	25.8
Office REITs	12.2
Diversified real estate activities	10.2
Diversified REITs	10.1
Residential REITs	10.0
Real estate operating companies	9.6
Health care REITs	5.8
Specialized REITs	5.0
Industrial REITs	4.8
Hotel and resort REITs	3.9
Real estate development	1.3
Health care facilities	0.6
Hotels, resorts and cruise lines	0.3
Short-term investments and other	0.4

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Global Real Estate Fund Class NAV shares lost 3.96% and the benchmark, the EPRA/NAREIT Global Index returned, lost 5.54%.

Environment  >  Financial markets started off the reporting period with a choppy fourth quarter of 2014, though global property stocks outperformed their general equity counterparts by a significant margin. In that quarter, investors shook off numerous concerns to drive U.S. and Asian stocks higher, while European stocks were flat. Sharp falls in crude oil prices, the spread of Ebola in West Africa and disappointing economic data from Europe and China kept investors on edge for much of that quarter and contributed to two noteworthy, but relatively short, sell-offs. Global property markets continued the strong run in the first quarter of 2015. Equities advanced as central bank actions boosted stocks in Europe and China. Meanwhile, in the U.S. equities swung between monthly gains and losses as economic data sent conflicting signals over whether the recovery was strong enough to justify higher interest rates. Coming off strength in early 2015, global property stocks reversed course in April and failed to make up ground for the remainder of the second quarter. Property stocks underperformed their broader market peers; geographically, the laggards were the Americas and Continental Europe. The Americas was dragged down by uncertainty regarding the future direction of interest rates, while Continental Europe closed down sharply with losses accelerating into month’s end as Greece’s uncertain status weighed on markets in the region. To end period, global real estate investment trusts outperformed the broader equity market for the cumulative two months of July and August. Property stocks were mostly flat in July; however, in August, global equities tumbled as China’s unexpected devaluation of the yuan on August 11 sparked concern that the slowdown in the world’s second largest economy was worse than expected.

The fund lagged the EPRA/NAREIT Global Index. Over the one-year period, performance was hurt by weak stock selection in the United Kingdom. Positive stock selection, particularly in the Americas, Japan and Continental Europe somewhat offset this. Regional allocation decisions slightly added to relative performance, primarily from overweight positioning in the United Kingdom, which outperformed the broader global real estate market. During the last year, the portfolio’s largest overweight regions included the United Kingdom and Japan, while the largest underweight region was the Americas.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Global Real Estate Fund Class NAV (began 4/28/06)	–3.96%	9.17%	—	2.61%	55.04%	—	27.27%
EPRA/NAREIT Global Index[3,4]	–5.54%	8.66%	—	3.45%	51.46%	—	37.33%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Global Real Estate Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	EPRA/NAREIT Global Index is an unmanaged index, designed to track the performance of listed real estate companies and REITs worldwide.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.02%.

13

Health Sciences Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Taymour Tamaddon

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to healthcare, medicine, or the life sciences.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Health care	89.8
Biotechnology	31.4
Health care providers and services	25.9
Pharmaceuticals	20.5
Health care equipment and supplies	9.5
Life sciences tools and services	1.9
Health care technology	0.6
Industrials	2.1
Consumer staples	1.7
Information technology	0.6
Financials	0.3
Consumer discretionary	0.2
Short-term investments and other	5.3

*	As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2015, the Health Sciences Fund Class NAV shares returned 26.42% and the benchmark, the Lipper Health/Biotechnology Index, returned 21.63%.

Environment  >  U.S. equities produced good returns for much of the period on the back of accommodative Federal Reserve policy, continued economic improvement, an increase in merger and acquisition activity, and generally favorable corporate earnings reports despite a strong U.S. dollar. A market correction in mid-August 2015 caused stocks to decline sharply, leading to broadly flat returns for the year. Reports of a plunge in Chinese manufacturing activity sparked a global sell off and accelerated after China announced that it would permit the yuan to fall against the U.S. dollar. Uncertainty over the timing of the next rate hike by the Federal Reserve also continues to to add to investor concerns. In this environment, the Lipper Health/Biotech Funds Index posted very strong returns and outpaced the broader market, with most industries recording double-digit gains. Pharmaceuticals and biotechnology shares posted the strongest returns. The life sciences industry recorded the most modest gains.

The most significant contributor to relative returns by far was stock selection in the pharmaceuticals industry. Pharmacyclics, Inc.’s shares advanced on news of the full Federal Drug Administration approval for its oncology drug Imbruvica and surged further after the announcement in March the company would be acquired by AbbVie, Inc. We tendered out shares in Pharmacyclics during the period. Valeant Pharmaceuticals International Inc.’s shares advanced steadily as the company reported consecutive quarters of strong, broad-based revenues in its core businesses and after it announced the acquisition of Salix Pharmaceuticals, Ltd. Stock selection in services also aided relative performance. Shares of Aetna, Inc. and Humana, Inc. both surged on speculation of industry consolidation among managed care companies. In July 2015, Aetna announced plans to acquire Humana in a $37 billion cash and stock deal.

The most significant detractor from relative performance was an overweight position in the life sciences industry. This area underperformed more dynamic health care segments for the period and posted only modest gains.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Health Sciences Fund Class NAV (began 9/30/11)	26.42%	—	—	34.46%	—	—	219.57%
Lipper Health/Biotechnology Index[3,5]	21.63%	—	—	31.31%	—	—	191.11%
S&P 500 Index[4,5]	0.48%	—	—	16.95%	—	—	84.87%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Health Sciences Fund expenses was reimbursed. If such expenses were not reimbursed, returns would be lower.

3	Lipper Health/Biotechnology Index measures the performance of health and biotech funds.

4	S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

5	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.99%.

14

High Yield Fund

Subadvisor: Western Asset Management Company, an affiliate of Legg Mason
Portfolio Managers: Michael C. Buchanan and S. Kenneth Leech

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Portfolio Composition*	% of Total
Corporate bonds	88.5
Term loans	4.6
Common stocks	3.0
Preferred securities	1.5
Convertible bonds	0.4
Foreign government obligations	0.4
Short-term investments and other	1.6

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the High Yield Fund Class NAV shares lost 6.69% and the benchmark, the Citigroup High Yield Index, lost 3.78%.

Environment  >  High yield indexes generally had negative returns for the 12 month period ending August 31, 2015. Weakening commodity prices and concern over declining economic growth in China were the main drivers of the risk-averse mentality that enveloped the market during the period. Other factors contributed to negative market sentiment including developments in Greece and the Federal Reserve Board’s (Fed) stated intention of raising the Fed Funds rate before the end of 2015. The decline in energy prices dominated investor sentiment as the price of oil fell from near $100 a barrel to a low of $39 before recovering somewhat at the end of August 2015 to about $45 a barrel. With oil trading down, the bonds of high yield energy issuers in the exploration & production industry and those in the oil field services industry followed suit. Though high yield bonds excluding energy-related issuers were impacted by negative investor sentiment, they gained some support from an economic backdrop that showed material improvement. Real GDP in the U.S. grew at a healthy pace and the unemployment rate dropped to 5.1% by the end of August. In terms of quality, higher rated bonds outperformed lower rated bonds, which is typical during a period of such negative sentiment. Within below-investment grade, BB-rated bonds posted gains and outperformed those rated B and CCC, which lost value.

The fund underperformed its benchmark, the Citigroup High Yield Market Index. The fund’s quality positioning detracted from performance for the period. The fund held an overweight position in lower rated issuances which, as noted, underperformed the market; and an underweight position in higher rated issuances which outperformed the market. From a sector allocation standpoint, relative returns were negatively impacted due to an overweight to the energy (the bottom performing sector), and an underweight in information technology (one of the top performing sectors). An overweight to two other top performing groups, transportation and consumer staples, helped offset some of the drag to performance due to the energy and technology positions. Issue selection also hurt relative performance for the year. The bottom performers for the fund were all energy companies.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
High Yield Fund Class 1 (began 10/15/05)	–6.78%	6.61%	—	6.82%	37.74%	—	91.82%
High Yield Fund Class NAV (began 10/15/05)	–6.69%	6.67%	—	6.87%	38.13%	—	92.80%
Citigroup High Yield Index[3,4,5]	–3.78%	7.06%	—	7.34%	40.66%	—	101.31%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the High Yield Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Citigroup High Yield Index is an unmanaged index which measures the performance of below-investment grade debt issued by corporations domiciled in the U.S. or Canada.

4	Since inception returns for the index may begin on the month-end closest to the actual inception date of the fund.

5	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.76% and Class NAV shares – 0.71%.

15

International Growth Opportunities Fund

Subadvisor: Baillie Gifford Overseas Ltd
Portfolio Managers: James Anderson, Lawrence Burns, Tom Coutts, David Salter, Kave Sigaroudinia, Nick Thomas, CFA, and Sarah Whitley

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term capital appreciation. The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Financials	23.3
Consumer discretionary	23.2
Information technology	20.9
Industrials	9.8
Health care	6.3
Materials	5.6
Consumer staples	5.5
Telecommunication services	4.3
Short-term investments and other	1.1

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the International Growth Opportunities Fund Class NAV shares lost 12.60% and the benchmark, the MSCI EAFE Index, lost 7.07%

Environment  >  Over the past twelve months, we have seen some dramatic political and economic events. We ended the period amid concern about the direction of the Chinese economy and the substantial influence it exerts over other countries and sectors. During such times of turbulence, our goal is to remain on a steady course. We took the opportunity to add to holdings with appealing long-term growth characteristics. The dominant investment theme of the fund is focused on the vital force of technological change, whose reach we perceive to be ever widening and ever more powerful.

The fund trailed the index this year with essentially all of the underperformance occurring in the last three months. Our positive view on innovative businesses benefiting from and even enabling Asian wealth creation was out of favor with recent market sentiment. Leading Chinese internet holdings Baidu, Inc. and Alibaba Group Holdings, Ltd. weakened amid concern about the slowing rate of Chinese growth and the government’s market interventions. Both companies are investing heavily in expanding their markets, successfully permeating Chinese society to an ever greater degree, and we remain enthusiastic about their long term growth prospects. European bank holdings Banco Popular Espanol SA, UniCredit SpA, and Banco Santander SA underperformed as credit growth in Europe generally remained subdued. Rolls-Royce Holdings PLC also suffered a difficult year as results weakened in its marine and oil-related operations.

Amongst the larger holdings that performed well during the year, Italian auto manufacturer, Fiat Chrysler Automobiles NV generated some excitement with its upcoming listing of Ferrari and re-launch of Alfa Romeo, which boosted Fiat’s share price. Fashion retailer Inditex SA performed strongly as its fast fashion model and customer driven approach continues to resonate with consumers around the world. Health care holdings M3, Inc. and Celltrion, Inc. also outperformed following international expansion and a recent drug approval, respectively.

Our focus in managing the fund has not changed: we continue to believe in the secular growth themes captured by the holdings and have been careful not to overreact to short term moves. Indeed, we have been looking for opportunities to add on weakness. We believe many growth companies could be even more valuable despite a perceived lower growth environment.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
International Growth Opportunities Fund Class NAV (began 7/19/12)	–12.60%	—	—	7.93%	—	—	26.90%
MSCI EAFE Index[3,4]	–7.07%	—	—	10.09%	—	—	35.00%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the International Growth Opportunities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.96%.

16

International Growth Stock Fund

Subadvisor: Invesco Advisers, Inc.
Portfolio Managers: Brentley Bates, CFA, CPA, Shuxin Cao, CFA, CPA, Mathew Dennis, CFA, Jason Holzer, CFA, Mark Jason, CFA, Richard Nield, CFA,
and Clas Olsson

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term growth of capital. The fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the fund’s portfolio managers to have strong earnings growth. Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of any market capitalization.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Consumer discretionary	23.4
Financials	19.5
Information technology	14.5
Industrials	10.1
Consumer staples	9.4
Health care	9.2
Energy	4.3
Materials	3.1
Utilities	0.6
Short-term investments and other	5.9

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the International Growth Stock Fund Class NAV shares lost 9.39% and the benchmark, the MSCI AC World ex-USA Growth Index, lost 8.34%.

Environment  >  Global markets were volatile during the period. The headline stories included the massive slowdown in energy markets, possible interest rate hike by the U.S. Federal Reserve Board, the slowing Chinese economy and the narrowly-avoided Greek exit from the Eurozone. As the reporting period began, economic growth appeared to slow in many countries and the price of oil began its sharp and prolonged decline. Global markets continued to decline in the fourth quarter as commodity-based economies in particular struggled due to currency weakness and falling oil prices. Subdued in the first quarter of 2015, volatility peaked in the summer of this calendar year on a significant downturn in China’s financial markets. Weak global economic growth and the uncertain timing of a potential U.S. interest rate hike (once again postponed) led markets to close the fiscal year with modestly negative returns.

At the sector level, the energy sector was the leading detractor from both absolute and relative performance, due to both stock selection and overweight exposure. Stock selection in the financials sector and underweight exposure in the health care sector were significant detractors from relative performance as well. At the geographic level, overweight exposure and stock selection in Brazil was the largest detractor from both absolute and relative results. Other notable detractors at the country level included underweight exposure in Japan, stock selection in France and stock selection in China.

Stock selection and underweight exposure in the materials sector offset some of the shortfalls. Stock selection in the information technology sector and overweight exposure in the consumer discretionary sector also helped. Geographically, stock selection and underweight exposure in Australia was the leading positive factor relative to the index.

During the period, we meaningfully increased the fund’s exposure to the financials, information technology and consumer discretionary sectors. While exposure to the energy, materials and health care sectors was meaningfully decreased. Geographically, exposure to the U.K., Switzerland and Sweden meaningfully increased, while exposure to Canada, Ireland and S. Korea meaningfully decreased.

Over the long-term the managers believe their focus on corporate fundamentals continues to serve fund investors well in an environment that remains dominated by macro-economic and political uncertainties. They continue to believe that for long-term investors the resulting market volatility can often provide opportunities to buy high-quality companies at attractive prices.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
International Growth Stock Fund Class NAV (began 9/16/10)	–9.39%	—	—	6.10%	—	—	34.14%
MSCI AC World ex-USA Growth Index[3,4]	–8.34%	—	—	4.52%	—	—	24.50%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the International Growth Stock Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	MSCI AC World ex-USA Growth Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and emerging markets, excluding the Unites States of America, that have higher than average growth characteristics.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.93%.

17

International Small Cap Fund

Subadvisor: Franklin Templeton Investment Corp.
Portfolio Managers: Harlan B. Hodes, CPA and David Tuttle, CFA

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Consumer discretionary	28.8
Industrials	17.1
Financials	16.3
Information technology	12.8
Consumer staples	7.3
Health care	5.8
Energy	3.8
Materials	3.2
Short-term investments and other	4.9

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the International Small Cap Fund Class NAV shares lost 6.79% and the benchmark, the S&P Citigroup Global ex U.S. <$2 Billion Index, lost 11.87%.

Environment  >  During the 12-month period, international small-capitalization indexes generally performed better than their larger-capitalization counterparts (as measured by MSCI). However, both asset classes experienced negative returns as geopolitical tension in Ukraine and Russia, problems with Greek debt and volatility in Chinese markets hurt stocks.

Although both the fund and the benchmark declined, several holdings performed well and contributed positively to relative performance, notably Greggs PLC and Amer Sports OYJ. Greggs is a retail baker based in the United Kingdom and a leader in the take-away sandwich and savory food market. Greggs reported strong financial results during the period, attributable to new product offerings and renovated stores. Amer Sports is a Finnish sporting goods company with revenues diversified across several product areas including winter sports equipment, apparel and footwear, ball sports and fitness equipment. During the period, Amer announced its acquisition of baseball goods brand Louisville Slugger, which should expand the company’s markets.

The fund also had some underperformers during the period. South Korea-based DGB Financial Group, Inc. specializes in banking, credit cards and securities. Shares declined during the period based on lackluster financial results and issuance of new stock at a discount. However, DGB also has fewer delinquent loans than most South Korean nationwide banks, high customer loyalty and consistently strong returns on tangible equity, and we continue to hold the stock. Canada-based HudBay Minerals, Inc. is an integrated copper, zinc and gold producer with assets in North and Central America. Shares declined primarily due to commodity market weakness. Domestic operations, however, continued to progress, with increased production on new projects that could contribute to cash flow over the next few years, in our analysis. The company also approached an end to a heavy capital investment phase and was positioned to potentially boost its total output. We believe Hudbay’s recent valuation leaves room for price appreciation based on our assessment of the company’s value at period-end.

During the period, the U.S. dollar appreciated against most foreign currencies, which also hurt the fund’s performance because investments in securities with non-U.S. currency exposure lost value as the dollar rose.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
International Small Cap Fund Class 1 (began 10/15/05)	–6.89%	6.96%	—	5.48%	39.99%	—	69.39%
International Small Cap Fund Class NAV (began 10/15/05)	–6.79%	7.03%	—	5.55%	40.44%	—	70.44%
S&P Citigroup Global ex U.S. <$2 Billion Index[3,4]	–11.87%	5.46%	—	5.61%	30.47%	—	71.51%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the International Small Cap Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	S&P Citigroup Global ex U.S. <$2 Billion Index is an unmanaged index which follows an objective, free float-weighted, rules based methodology, capturing the broad investable opportunity set.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 1.15% and Class NAV shares – 1.10%.

18

International Value Fund

Subadvisor: Templeton Investment Counsel, LLC
Portfolio Managers: Peter A. Nori, CFA, Tucker Scott, CFA, and Cindy L. Sweeting, CFA

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term growth of capital. Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including emerging markets.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Financials	26.2
Energy	15.5
Health care	15.2
Industrials	9.1
Consumer discretionary	7.9
Information technology	6.7
Telecommunication services	6.0
Materials	5.1
Consumer staples	2.2
Short-term investments and other	6.1

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the International Value Fund Class NAV shares lost 17.55% and the benchmark, the MSCI EAFE Index, lost 7.07%.

Environment  >  The 12 months under review brought renewed volatility to global equity markets following debt turmoil in Europe, stability concerns in China, and uncertainty about the impact of an eventual interest rate hike in the U.S. The fund declined more than its benchmark during this challenging period.

An overweight position and stock selection in the energy sector accounted for a substantial portion of the fund’s relative shortfall. During the period, strong supply and uncertain demand sent the price of oil to its lowest level since the depths of the global financial crisis in January 2009. We continued to find what we considered attractive bottom-up opportunities in the depressed energy sector and believe that the price of oil should eventually recover to levels that reflect the marginal cost of production and encourage continued investment to meet the world’s prodigious energy needs.

Stock selection in information technology also detracted considerably from relative returns. The top detractors were GCL-Poly Energy Holdings, Ltd., a Hong Kong-based manufacturer of solar cell material, and Samsung Electronics Company, Ltd., a South Korean consumer electronics and semiconductor manufacturer. Both stocks (neither of which was part of the index) remained under-valued in our opinion based on our long-term valuation metrics and analysis. GCL-Poly is positioned to potentially benefit from Chinese solar demand growth, and Samsung recently announced encouraging restructuring initiatives.

During the period, the U.S. dollar appreciated against most foreign currencies, which also hurt the fund’s performance because investments in securities with non-U.S. currency exposure lost value as the dollar rose.

There were some positives. Being underweight in the materials sector, which underperformed the index, and overweight in the strong-performing health care sector both contributed to relative performance.

From a regional standpoint, holdings in South Korea and Japan were under pressure and detracted. In Europe, extreme weakness in securities of companies in Italy and France offset the relatively favorable effect from Spain and the United Kingdom holdings.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
International Value Fund Class 1 (began 10/15/05)	–17.54%	5.28%	—	3.34%	29.35%	—	38.31%
International Value Fund Class NAV (began 10/15/05)	–17.55%	5.33%	—	3.39%	29.62%	—	39.01%
MSCI EAFE Index[3,4]	–7.07%	7.53%	—	4.32%	43.75%	—	51.93%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the International Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	MSCI EAFE Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance. The MSCI EAFE Index consists of 22 developed market country indices.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.97% and Class NAV shares – 0.92%.

19

Investment Quality Bond Fund

Subadvisor: Wellington Management Company LLP
Portfolio Managers: Campe Goodman, CFA, Lucius T. (L.T.) Hill, III, and Joseph F. Marvan, CFA

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Portfolio Composition*	% of Total
U.S. Government Agency	24.6
Corporate bonds	24.6
Asset backed securities	12.1
Collateralized mortgage obligations	9.1
U.S. Government	7.8
Term loans	2.9
Foreign government obligations	1.3
Municipal bonds	1.1
Preferred securities	0.1
Short-term investments	16.4

*	As a percentage of total investments.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Investment Quality Bond Fund Class NAV shares returned 0.16% and the benchmark, the Barclays U.S. Aggregate Bond Index, returned 1.55%.

Environment  >  Early on in the period, geopolitical risks, poor economic data out of the eurozone, and Federal Reserve (Fed) interest rate hike speculation all contributed to risk averse sentiment in global markets. In the first quarter of 2015, many central banks eased monetary policy. The European Central Bank (ECB) launched an open-ended government-bond-buying program. The Fed removed a reference to being “patient” about increasing rates from its policy statement, giving it the flexibility to start raising rates. Growth in the major developed markets began to stabilize while emerging markets continued to languish, driven by a slowdown in Asia. Toward the end of the period, declining commodity prices, lingering Chinese growth concerns, and persistent uncertainty around the timing of the first Fed rate hike kept markets on edge.

US Treasury yields mostly declined during the 12-month period, with the exception of the intermediate part of the curve. Performance across major fixed income sectors was also mixed.

The fund’s modest exposure to emerging markets local debt was the top detractor from relative performance. The fund’s allocation to treasury inflation protected securities and high yield, specifically corporate credit, also detracted from relative performance. These results were partially offset by an underweight to, and security selection within, investment grade credit, specifically within industrials. Duration positioning was also additive to relative performance, as was an allocation to bank loans and asset backed securities.

Derivatives are an important part of the investment process for the fund. Treasury futures, interest rate swaps, interest rate options, and swaptions are used to manage the fund’s duration and yield curve positioning. Credit default swaps are used to gain exposure to specific credits and also to hedge existing credit exposure. We bought and sold protection on credit default swap indices to gain or reduce exposure to certain sectors, and to tactically manage credit exposure at the overall portfolio level. We also bought and sold foreign currency options to manage against anticipated currency exchange rates and to gain or reduce exposure to certain foreign currencies. Additionally, interest rate futures and currency forward contracts were used to implement the fund’s non-US rate and currency positions. The derivatives did not have a meaningful impact on the performance of the portfolio, as they were generally used to gain or reduce exposure to securities or sectors more efficiently, or to hedge certain exposures.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Investment Quality Bond Fund Class 1 (began 10/15/05)	0.11%	3.04%	—	4.66%	16.16%	—	56.86%
Investment Quality Bond Fund Class NAV (began 10/15/05)	0.16%	3.08%	—	4.71%	16.37%	—	57.60%
Barclays U.S. Aggregate Bond Index[3,7]	1.55%	2.98%	—	4.68%	15.81%	—	57.20%
Barclays U.S. Government Index[4,7]	2.27%	2.31%	—	4.29%	12.08%	—	51.39%
Barclays U.S. Credit Index[5,7]	–0.43%	4.12%	—	5.39%	22.40%	—	68.04%
Blended Index[6,7]	0.91%	3.22%	—	4.87%	17.19%	—	59.95%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Investment Quality Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment grade debt issues.

4	Barclays U.S. Government Index is an unmanaged index that represents securities issued by the U.S. Government (i.e. securities in the Treasury and Agency indices).

5	Barclays U.S. Credit Index is and unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.

6	The Blended Index represents 50% of the Barclays U.S. Government Index and 50% Barclays U.S. Credit Index.

7	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Prior to March 20, 2014, the fund compared its performance to the Barclays U.S. Credit Index, the Barclays U.S. Government Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund’s investment strategy, the fund added the Barclays U.S. Aggregate Bond Index as the primary benchmark index and retained 50% Barclays U.S. Credit Index/50% Barclays U.S. Government Index as the secondary benchmark index to which the fund compares its performance.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.69% and Class NAV shares – 0.64%.

20

Lifestyle II Aggressive Portfolio

Subadvisors: John Hancock Asset Management and John Hancock Asset Management, a division of Manulife Asset Management (North America)
Limited (John Hancock Asset Management (North America))
Portfolio Managers: Robert M. Boyda, Michelle Daher, CFA, Steven E. Medina, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE AND POLICIES  >  The portfolio seeks long-term growth of capital. Current income is not a consideration. The portfolio operates as a fund of funds, and normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Asset Allocation*	% of Total
Affiliated investment companies	67.2
Equity	67.2
Unaffiliated investment companies/ Exchange traded funds	32.8
Equity	32.8

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Lifestyle II Aggressive Portfolio Class 1 shares lost 3.93% and the blended benchmark, a blend of 70% Russell 3000 Index and 30% MSCI AC World Index ex-USA, lost 3.43%.

Environment  >  Over the period, the capital market environment was challenging for investors as a result of slow growth across global economies, falling commodity prices, a stronger U.S. dollar and significant uncertainty regarding the evolving monetary policies of various central banks. During the period, major equity markets saw wide performance dispersion as the S&P 500 Index finished slightly positive, while many international developed market and emerging markets indexes declined.

Core bond indexes delivered positive results over the period, with the Barclays U.S. Aggregate Bond Index outperforming the S&P 500 Index (1.55% versus 0.48%). While many market participants believed the Federal Reserve Board would increase interest rates, multiple obstacles continued to push an interest rate hike further off, which in turn supported fixed income prices. As with equities, the 10-year U.S. Treasury rate was volatile, declining from approximately 2.42% and hitting a low of 1.68% in the first quarter of 2015, finally rebounding to 2.21% at period end. Credit-oriented sectors trailed core bonds, which was partly a result of widening credit spreads in response to global growth and falling oil prices.

Detractors from the portfolio’s performance included its overweight exposure to the materials and energy sectors. The prices of global natural resources plunged during the period, and the portfolio’s exposure to that area of the equity market detracted from performance. An allocation to emerging markets generated negative absolute returns, although being underweight compared with the benchmark helped relative performance.

The portfolio’s exposure to equities in the health care sector partially offset weakness from its natural resources and emerging markets holdings. An allocation toward growth-oriented sectors, including a information technology, was one of the period’s bright spots, and we believe these sectors could outperform in a market environment searching for growth.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Lifestyle II Aggressive Portfolio Class R6 (began 12/30/13)	–3.97%	—	—	2.03%	—	—	3.43%
Lifestyle II Aggressive Portfolio Class 1 (began 12/30/13)	–3.93%	—	—	2.06%	—	—	3.47%
S&P 500 Index[3,6]	0.48%	—	—	6.35%	—	—	10.84%
MSCI EAFE Index[4,6]	7.07%	—	—	2.39%	—	—	–3.97%
Blended Index[5,6]	–3.43%	—	—	2.87%	—	—	4.84%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Lifestyle II Aggressive Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.

4	MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

5	The Blended Index is 70% Russell 3000 Index and 30% MSCI AC World ex-USA Index.

6	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class R6 shares the gross expenses are 10.04% and 10.00%, respectively, and the net expenses are 0.73% and 0.69%, respectively.

21

Lifestyle II Balanced Portfolio

Subadvisors: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Robert M. Boyda, Michelle Daher, CFA, Steven E. Medina, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE AND POLICIES  >  The portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The portfolio operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 60% of its assets in underlying funds that invest primarily in equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Asset Allocation*	% of Total
Affiliated investment companies	41.6
Equity	41.6
Unaffiliated investment companies/ Exchange traded funds	58.4
Fixed income	37.9
Equity	20.5

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Lifestyle II Balanced Portfolio Class 1 shares lost 2.67% and the benchmark, a blend of 42% Russell 3000 Index, 18% MSCI AC World ex-USA Index, 32% Barclays US Aggregate Bond Index, and 8% Bank of America Merrill Lynch High Yield Master II Index lost 1.70.

Environment  >  Over the period, the capital market environment was challenging for investors as a result of slow growth across global economies, falling commodity prices, stronger U.S. dollar and significant uncertainty regarding the evolving monetary policies of various central banks. Major equity markets saw wide performance dispersion as the S&P 500 Index finished slightly positive, while many international developed and emerging markets indexes declined.

Core bonds indexes delivered positive results over the period, as Barclays U.S. Aggregate Bond Index outperformed the S&P 500 Index (1.55% versus 0.48%). While many market participants believed the Federal Reserve Board would increase interest rates, multiple obstacles continued to push an interest rate hike further out, which, in turn, supported fixed income prices. As with equities, the 10-year U.S. Treasury rate was volatile, declining from approximately 2.42% and hitting a low of 1.68% in the first quarter of 2015, finally rebounding to 2.21% by period end. Credit-oriented sectors trailed core bonds, which was partly a result of widening credit spreads in response to global growth and falling oil prices.

The prices of global natural resources plunged during the period, and the portfolio’s exposure to that area of the equity market detracted from performance. An allocation to emerging markets generated negative absolute returns, although being underweight compared with the benchmark helped relative performance.

The portfolio’s exposure to equities in the health care and information technology sectors partially offset weakness from its natural resources and emerging market holdings.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Lifestyle II Balanced Portfolio Class R6 (began 12/30/13)	–2.69%	—	—	2.28%	—	—	3.86%
Lifestyle II Balanced Portfolio Class 1 (began 12/30/13)	–2.67%	—	—	2.30%	—	—	3.89%
S&P 500 Index[3,7]	0.48%	—	—	6.35%	—	—	10.84%
Barclays U.S. Aggregate Bond Index[4,7]	1.55%	—	—	3.86%	—	—	6.54%
Blended Index 1[5,7]	1.06%	—	—	5.49%	—	—	9.33%
Blended Index 2[6,7]	–1.70%	—	—	3.20%	—	—	5.41%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Lifestyle II Balanced Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.

4	Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

5	Blended Index 1 is comprised of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

6	Blended Index 2 is comprised of 42% Russell 3000 Index, 18% MSCI AC World ex-USA Index, 8% Bank of America Merrill Lynch U.S. High Yield Master II Index, and 32% Barclays U.S. Aggregate Bond Index.

7	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class R6 shares the gross expenses are 6.18% and 6.15%, respectively, and the net expenses are 0.80% and 0.77%, respectively.

22

Lifestyle II Conservative Portfolio

Subadvisors: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Robert M. Boyda, Michelle Daher, CFA, Steven E. Medina, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE AND POLICIES  >  The portfolio seeks a high level of current income with some consideration given to growth of capital. The portfolio operates as a fund of funds and normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Asset Allocation*	% of Total
Affiliated investment companies	14.8
Equity	14.8
Unaffiliated investment companies/ Exchange-traded funds	85.2
Fixed income	77.5
Equity	7.7

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Lifestyle II Conservative Portfolio Class 1 shares lost 1.56% and the benchmark, a blend of 14% Russell 3000 Index, 6% MSCI AC World ex-USA Index, 64% Barclays US Aggregate Bond Index, and 16% Bank of America Merrill Lynch High Yield Master II Index lost 0.11%.

Environment  >  Over the period, the capital market environment was challenging for investors as a result of slow growth across global economies, falling commodity prices, stronger U.S. dollar and significant uncertainty regarding the evolving monetary policies of various central banks. Major equity markets saw wide performance dispersion as the S&P 500 Index finished slightly positive, while international developed market and emerging market indexes declined.

Core bond indexes delivered positive results over the period, as Barclays U.S. Aggregate Bond Index outperformed the S&P 500 Index (1.55% versus 0.48%). While many market participants believed the Federal Reserve Board would increase interest rates, multiple obstacles continued to push the rate hike further out, which, in turn, supported fixed income prices. As with equities, the 10-year U.S. Treasury rate was volatile, declining from approximately 2.42% and hitting a low of 1.68% in the first quarter of 2015, finally rebounding to 2.21% at period end. Credit-oriented sectors trailed core bonds, which was partly a result of widening credit spreads in response to global growth and falling oil prices.

The prices of global natural resources plunged during the period, and the portfolio’s exposure to that area of the equity market detracted from performance. An allocation to emerging markets generated negative absolute returns, although being underweight relative to the benchmark helped performance relative to the benchmark. The portfolio’s exposure to equities in the health care and information technology sectors partially offset weakness from its natural resources holdings.

Within fixed income, allocations to credit were a headwind in absolute terms. However our decision to diversify our high yield allocations into bank loans and maintain an underweight relative to the benchmark offset some of that impact.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Lifestyle II Conservative Portfolio Class R6 (began 12/30/13)	–1.57%	—	—	2.30%	—	—	3.89%
Lifestyle II Conservative Portfolio Class 1 (began 12/30/13)	–1.56%	—	—	2.32%	—	—	3.92%
S&P 500 Index[3,7]	0.48%	—	—	6.35%	—	—	10.84%
Barclays U.S. Aggregate Bond Index[4,7]	1.55%	—	—	3.86%	—	—	6.54%
Blended Index 1[5,7]	1.44%	—	—	4.44%	—	—	7.54%
Blended Index 2[6,7]	–0.11%	—	—	3.39%	—	—	5.72%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Lifestyle II Conservative Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.

4	Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

5	Blended Index 1 is comprised of 20% S&P 500 Index and 80% Barclays U.S. Aggregate Bond Index.

6	Blended Index 2 is comprised of 14% Russell 3000 Index, 6% MSCI AC World ex-USA Index, 16% Bank of America Merrill Lynch U.S. High Yield Master II Index, and 64% Barclays U.S. Aggregate Bond Index.

7	It is not possible to invest directly in an index. Index figures do not reflect expense or sales charges, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class R6 shares the gross expenses are 18.87% and 18.83%, respectively, and the net expenses are 0.84% and 0.80%, respectively.

23

Lifestyle II Growth Portfolio

Subadvisors: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Robert M. Boyda, Michelle Daher, CFA, Steven E. Medina, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE AND POLICIES  >  The portfolio seeks long-term growth of capital. Current income is also a consideration. The portfolio operates as a fund of funds, and normally invests approximately 80% of its assets in underlying funds that invest primarily in equity securities, and approximately 20% in underlying funds that invest primarily in fixed-income securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Asset Allocation*	% of Total
Affiliated investment companies	54.9
Equity	54.9
Unaffiliated investment companies/ Exchange-traded funds	45.1
Equity	26.9
Fixed income	18.2

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Lifestyle II Growth Portfolio Class 1 shares lost 3.05% and the benchmark, a blend of 56% Russell 3000 Index, 24% MSCI AC World ex-USA Index, 16% Barclays US Aggregate Bond Index, and 4% Bank of America Merrill Lynch High Yield Master II Index lost 2.55%.

Environment  >  Over the period, the capital market environment was challenging for investors as a result of slow growth across global economies, falling commodity prices, stronger U.S. dollar and significant uncertainty regarding the evolving monetary policies of various central banks. Major equity markets saw wide performance dispersion as the S&P 500 Index finished slightly positive, while international developed market and emerging market indexes declined.

Core bond indexes delivered positive results over the period, as Barclays U.S. Aggregate Bond Index outperformed the S&P 500 Index (1.55% versus 0.48%). While many market participants believed the Federal Reserve Board would increase interest rates, multiple obstacles continued to push an interest rate hike further out, which, in turn, supported fixed income prices. As with equities, the 10-year U.S. Treasury rate was volatile, declining from approximately 2.42% and hitting a low of 1.68% in the first quarter of 2015, finally rebounding to 2.21% at period end. Credit-oriented sectors trailed core bonds, which was partly a result of widening credit spreads in response to global growth and falling oil prices.

The prices of global natural resources plunged during the period, and the portfolio’s exposure to that area of the equity market detracted from performance. An allocation to international developed and emerging markets equities generated negative absolute returns, although being underweight compared with the benchmark helped relative performance. The portfolio’s exposure to equities in the health care and information technology sectors partially offset weakness from its natural resources holdings.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Lifestyle II Growth Portfolio Class R6 (began 12/30/13)	–3.04%	—	—	2.28%	—	—	3.85%
Lifestyle II Growth Portfolio Class 1 (began 12/30/13)	–3.05%	—	—	2.27%	—	—	3.84%
S&P 500 Index[3,7]	0.48%	—	—	6.35%	—	—	10.84%
Barclays U.S. Aggregate Bond Index[4,7]	1.55%	—	—	3.86%	—	—	6.54%
Blended Index 1[5,7]	0.79%	—	—	5.94%	—	—	10.13%
Blended Index 2[6,7]	–2.55%	—	—	3.05%	—	—	5.16%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Lifestyle II Growth Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	S&P 500 Index is an unmanaged index that includes 500 widely-traded common Stocks.

4	Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

5	Blended Index 1 is comprised of 80% S&P 500 Index and 20% Barclays U.S. Aggregate Bond Index.

6	Blended Index 2 is comprised of 56% Russell 3000 Index, 24% MSCI AC World ex-USA Index, 4% Bank of America Merrill Lynch U.S. High Yield Master II Index, and 16% Barclays U.S. Aggregate Bond Index.

7	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class R6 shares the gross expenses are 5.70% and 5.67%, respectively, and the net expenses are 0.79% and 0.76%, respectively.

24

Lifestyle II Moderate Portfolio

Subadvisors: John Hancock Asset Management and John Hancock Asset Management (North America)
Portfolio Managers: Robert M. Boyda, Michelle Daher, CFA, Steven E. Medina, Nathan W. Thooft, CFA

INVESTMENT OBJECTIVE AND POLICIES  >  The portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The portfolio operates as a fund of funds, and normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Asset Allocation*	% of Total
Affiliated investment companies	27.4
Equity	27.4
Unaffiliated investment companies/ Exchange-traded funds	72.6
Fixed income	58.8
Equity	13.8

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Lifestyle II Moderate Portfolio Class 1 shares lost 2.15% and the benchmark, a blend of 28% Russell 3000 Index, 12% MSCI AC World ex-USA Index, 48% Barclays US Aggregate Bond Index, and 12% Bank of America Merrill Lynch High Yield Master II Index lost 0.89%.

Environment  >  Over the period, the capital market environment was challenging for investors as a result of slow growth across global economies, falling commodity prices, stronger U.S. dollar and significant uncertainty regarding the evolving monetary policies of various central banks. Major equity markets saw wide performance dispersion as the S&P 500 Index finished slightly positive, while international developed market and emerging market indexes declined.

Core bond indexes delivered positive results over the period, as Barclays U.S. Aggregate Bond Index outperformed the S&P 500 Index (1.55% versus 0.48%). While many market participants believed the Federal Reserve Board would increase interest rates, multiple obstacles continued to push an interest rate hike further out, which, in turn, supported fixed income prices. As with equities, the 10-year U.S. Treasury rate was volatile, declining from approximately 2.42% and hitting a low of 1.68% in the first quarter of 2015, finally rebounding to 2.21% at period end. Credit-oriented sectors trailed core bonds, which was partly a result of widening credit spreads in response to global growth and falling oil prices.

The prices of global natural resources plunged during the period, and the portfolio’s exposure to that area of the equity market detracted from performance. An allocation to emerging markets generated negative absolute returns, although being underweight compared with the benchmark helped relative performance. The portfolio’s exposure to equities in the health care and information technology sectors partially offset weakness from its natural resources holdings.

Within fixed income, allocations to credit were a headwind in absolute terms. However our decision to diversify our high yield allocations into bank loans and maintain an underweight relative to the benchmark offset some of that impact.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Lifestyle II Moderate Portfolio Class R6 (began 12/30/13)	–2.25%	—	—	2.12%	—	—	3.59%
Lifestyle II Moderate Portfolio Class 1 (began 12/30/13)	–2.15%	—	—	2.15%	—	—	3.62%
S&P 500 Index[3,7]	0.48%	—	—	6.35%	—	—	10.84%
Barclays U.S. Aggregate Bond Index[4,7]	1.55%	—	—	3.86%	—	—	6.54%
Blended Index 1[5,7]	1.27%	—	—	4.99%	—	—	8.47%
Blended Index 2[6,7]	–0.89%	—	—	3.31%	—	—	5.60%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not predict future performance.

2	Since inception, a portion of the Lifestyle II Moderate Portfolio expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	S&P 500 Index is an unmanaged index comprised of 500 widely traded U.S. common stocks.

4	Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

5	Blended Index 1 is comprised of 60% Barclays U.S. Aggregate Bond Index and 40% S&P 500 Index.

6	Blended Index 2 is comprised of 28% Russell 3000 Index, 12% MSCI AC World ex-USA Index, 12% Bank of America Merrill Lynch U.S. High Yield Master II Index, and 48% Barclays U.S. Aggregate Bond Index.

7	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 and Class R6 shares the gross expenses are 15.99% and 15.96%, respectively, and the net expenses are is 0.81% and 0.78%, respectively.

25

Mid Cap Stock Fund

Subadvisor: Wellington Management Company LLP
Portfolio Managers: Mario E. Abularach, CFA, Michael T. Carmen, CFA, and Stephen Mortimer

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term growth and capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Health care	25.4
Information technology	21.9
Consumer discretionary	18.1
Industrials	13.5
Financials	6.6
Consumer staples	4.2
Energy	1.3
Materials	1.3
Short-term investments and other	7.7

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Mid Cap Stock Fund Class NAV shares returned 4.83% and the benchmark, the Russell Midcap Growth Index, returned 2.46%.

Environment  >  Accommodative global monetary policy continued to be a central theme in the second half of 2014 and early 2015. The Bank of Japan unexpectedly expanded its quantitative easing (QE) policy, the People’s Bank of China surprised markets with its first rate cut in two years, and investors cheered the European Central Bank’s bold announcement of an open-ended sovereign QE program to combat record-low inflation and stimulate growth in Europe. During the first quarter of 2015, there were a few worrisome data points including fears about Greece’s future in the European Union. Some market participants voiced concerns about potential headwinds such as valuations, near-term U.S. Federal Reserve tightening and the strong U.S. dollar’s impact on exports. Late in the second quarter, the Greek debt crisis took center stage. Despite the default (later resolved) and fears of contagion among the European peripheral countries, there were continued signs of a gradual recovery in the U.S. and Europe. Investor fears resurfaced in mid-August when China unexpectedly devalued its currency and global equities declined sharply.

Within the fund, stock selection was the primary driver of outperformance relative to the benchmark. Strong security selection within the information technology, health care, and consumer discretionary sectors more than offset weak selection among industrials and materials holdings.

Sector allocation, a product of the bottom-up stock selection process, was also additive for the period. In particular, an underweight to the struggling energy sector and an overweight to the strong performing health care sector aided relative results. These results were partially offset by an underweight to the consumer staples sector.

Top contributors to relative performance during the period included our private investment in transportation network company Uber Technologies, Inc. and positions in the manufacturer and distributer of continuous glucose monitoring systems DexCom, Inc. and packaged foods company Nomad Foods, Ltd. We continue to believe these companies offer long-term growth potential and maintained positions in all three names at the end of the period.

Top detractors from relative performance during the period included American e-commerce company zulily, Inc., stock photography, footage, and music provider Shutterstock, Inc., and oil and gas company Pioneer Natural Resources. We eliminated positions in zulily and Shutterstock during the period. We maintained a position in Pioneer Natural Resources Company, a low-cost producer that we believe will be able to weather near-term pricing pressures.

At the end of the period, the fund’s only meaningful overweight allocations were to the health care and information technology sectors. The financials, consumer discretionary, and materials sectors represented the fund’s largest underweights at the end of the period.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Mid Cap Stock Fund Class 1 (began 10/15/05)	4.81%	16.45%	—	9.07%	114.17%	—	135.83%
Mid Cap Stock Fund Class NAV (began 10/15/05)	4.83%	16.51%	—	9.12%	114.69%	—	136.95%
Russell Midcap Growth Index[3,4]	2.46%	17.13%	—	9.17%	120.44%	—	137.86%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Mid Cap Stock Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Russell Midcap Growth Index is an unmanaged index that contains those stocks from the Russell Midcap Index with a greater than average growth orientation.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.92% and Class NAV shares – 0.87%.

26

Mid Value Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David J. Wallack

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the S&P MidCap 400 Index or the Russell Midcap Value Index.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Financials	27.4
Health care	11.0
Consumer discretionary	10.0
Industrials	9.1
Consumer staples	9.0
Materials	8.2
Utilities	7.1
Energy	6.1
Information technology	3.5
Telecommunication services	0.7
Shot-term investments and other	7.9

*	As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2015, the Mid Value Fund Class NAV shares lost 3.55% and the benchmark, the Russell Midcap Value Index, lost 2.54%.

Environment  >  U.S. stocks edged higher over most of the period, only to fall sharply in August 2015 as reports of a plunge in Chinese exports and manufacturing activity sparked a global sell-off. The declines accelerated after China announced that it would permit the yuan to fall against the U.S. dollar. While overall valuations remain elevated among mid-cap stocks, the increased volatility in the stock market has yielded some good investment opportunities, and we have taken advantage of weakness in the real estate investment trust, semiconductors, industrial distributors, metals and mining, and machinery industries, among others.

The energy sector was the greatest detractor from relative performance for the period. In addition to detrimental stock picks, our overweight position weighed on results. The sector was affected by the steep decline in crude oil prices over the period.

Stock selection in consumer discretionary also weighed on relative returns. Shares of Tribune Media Company dropped off to end the period following the surprise departure of its CEO and concern over industry headwinds. Holdings in specialty retail also proved especially detrimental. Abercrombie & Fitch Company is facing the challenge of identifying consumer tastes in a fickle fashion industry.

On the plus side, the health care sector contributed most to relative outperformance for the period. Stock selection was mainly responsible for excess returns, while our overweight position also had a positive impact. Holdings in pharmaceuticals proved especially beneficial. Shares of Hospira, Inc. surged in early 2015 on the news that the company would be acquired by Pfizer, Inc. (not held).

Stock selection in industrials also boosted relative results. Shares of Cintas Corp. climbed steadily over the period on strong performance attributed to solid fundamentals, capital redeployment, and a strategic acquisition. Cintas sold its document storage and imaging businesses; returned capital through stock buybacks and dividends; and acquired Zee Medical, which will strengthen the company’s position in the first aid and safety market. In materials, Vulcan Materials Company, the leading construction aggregates producer in the U.S., has reported strong earnings exhibiting healthy and growing volumes for aggregate sales. The prospect of the passage of a highway and infrastructure bill from the U.S. Congress should provide even further increases in demand.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Mid Value Fund Class NAV (began 1/2/09)	–3.55%	13.99%	—	15.43%	92.43%	—	160.32%
Russell Midcap Value Index[3,4]	–2.54%	15.96%	—	17.10%	109.67%	—	186.25%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Mid Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.00%.

27

Real Estate Equity Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David M. Lee

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term growth through a combination of capital appreciation and current income. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of real estate companies.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Portfolio Composition*	% of Total
Retail REITs	33.7
Residential REITs	19.2
Office REITs	17.5
Industrial REITs	8.1
Specialized REITs	5.7
Hotel and resort REITs	4.7
Hotels, restaurants and leisure	2.0
Health care REITs	1.6
Diversified REITs	1.4
Real estate operating companies	1.0
Real estate management and development	0.6
Short-term investments and other	4.5

*	As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2015, the Real Estate Equity Fund Class NAV shares returned 2.38% and the benchmark, the Wilshire U.S. REIT Index, returned 1.80%, and the Wilshire Real Estate Securities Index returned 2.27%.

Environment  >  Despite some investor angst over looming short-term interest rate hikes, rates still remain low by historical standards. The Federal Reserve confirmed in its most recent meeting that rate increases are still anticipated to be data dependent, so monetary policy will remain largely accommodative for now. While economic growth remains far from robust, employment continues to recover, and we have begun to see small improvements in wage growth. In addition, the low oil price environment should be a boost for consumers. While there has been increased volatility in real estate securities over the past few years, we continue to believe that focusing on individual company analysis is the best way to achieve attractive long-term results.

The fund outperformed the index for the 12-month period ended August 31, 2015. An underweight to health care real estate investment trusts (REITs) was the largest contributor to relative performance during the period as the sector trailed the broader benchmark. We continue to see various risks within the segment and tend to avoid these securities. Stock selection and positioning were strong in the regional mall segment. The Macerich Company performed well, with its stock rising when Simon Property Group, Inc., another large mall owner, took a stake in the firm. At the time, investors were speculating that Simon may eventually acquire the company. We continue to have a constructive view on fundamentals for regional malls. A scarcity of new supply should allow for favorable returns as demand strengthens from an improving economy coupled with lower gas prices. Stock selection was also positive in shopping center REITs and Federal Realty Investment Trust was the primary of driver of outperformance within the sector. The company continues to execute well, posting strong earnings growth during the first quarter of 2015, solid progress on its redevelopment projects, and a strengthened balance sheet. Self-storage was the primary detractor from relative performance driven by an underweight position and stock selection. Despite solid performance during the period, Public Storage slightly trailed the broader self-storage segment thus detracting from performance.

With that in mind, the fundamental conditions for a healthy environment for real estate remain in place. Improving economic activity drives the demand for the properties of real estate firms, and new construction supply still appears restrained. Improving economic fundamentals should help foster an environment for higher rents, cash flow, and dividend distributions, which should help temper rising rate concerns. We maintain a favorable long-term view of real estate fundamentals, with improving demand, reasonably constrained supply, and continued access to capital markets.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Real Estate Equity Fund Class NAV (began 4/28/06)	2.38%	12.37%	—	4.94%	79.19%	—	56.86%
Wilshire U.S. REIT Index[3,4]	1.80%	12.79%	—	5.42%	82.57%	—	63.80%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Real Estate Equity Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Wilshire U.S. REIT Index is an unmanaged index consisting of actively traded real estate investment trusts.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.94%.

28

Real Estate Securities Fund

Subadvisor: Deutsche Investment Management Americas Inc.
Portfolio Managers: Joseph D. Fisher, CFA, John F. Robertson, CFA, John W. Vojticek, and David W. Zonavetch, CPA

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks to achieve a combination of long-term capital appreciation and current income. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (REITs) and real estate companies.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Portfolio Composition*	% of Total
Retail REITs	25.6
Residential REITs	17.8
Office REITs	14.0
Health care REITs	12.8
Specialized REITs	10.2
Hotel and resort REITs	7.4
Diversified REITs	6.2
Industrial REITs	5.6
Short-term investments and other	0.4

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Real Estate Securities Fund Class 1 shares lost 0.30% and the benchmark, the MSCI U.S. REIT Index, lost 0.09%.

Environment  >  Financial markets started off the reporting period with a choppy fourth quarter of 2014, though property stocks outperformed their general equity counterparts by a significant margin. In the fourth quarter, investors shook off numerous concerns to drive U.S. and Asian stocks higher, while European stocks were flat. Sharp falls in crude oil prices, the spread of Ebola in West Africa and disappointing economic data from Europe and China kept investors on edge for much of that quarter and contributed to two noteworthy, but relatively short, sell-offs. The U.S. REIT market continued its strong run in the first quarter of 2015. Yields of 10-year Treasury bonds ended the quarter lower overall but remained somewhat volatile. Specifically, the yield on 10-year treasuries started off at 2.35% and then peaked at 2.63% in September, but ended the period at 2.21%.

Coming off a strong first quarter, U.S. REITs reversed course in the first week of April and failed to make up ground for the remainder of the second quarter. Fears of rising rates continued to put pressure on the property sector. To end that period, U.S. REITs outperformed the broader equity market as second quarter earnings season kicked off for REITs with consistent earnings reports across the board with several companies beating expectations and raising guidance. In August 2015, global stocks tumbled as China’s unexpected devaluation of the yuan sparked concern that the slowdown in the world’s second largest economy was worse than expected. The rapidly spreading concerns over China’s growth came as the Federal Reserve Board was considering its first interest rate hike since 2006; however, action was again postponed.

The fund slightly trailed the MSCI U.S. REIT Index. Performance relative to the benchmark was hurt by weak stock selection in the apartment and specialty sectors. Stock selection and sector positioning had an overall positive effect on relative performance. During the last year, the portfolio’s largest overweight sectors included regional malls and offices, while specialty and health care properties were the largest underweight sectors.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Real Estate Securities Fund Class 1 (began 10/15/05)	–0.30%	11.89%	—	7.19%	75.35%	—	98.60%
MSCI U.S. REIT Index[3,4]	–0.09%	12.25%	—	7.18%	78.22%	—	98.34%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Real Estate Securities Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	MSCI U.S. REIT Index is an unmanaged index consisting of the most actively traded real estate investment trusts.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class 1 shares, the net expense equals the gross expense and is 0.79%.

29

Real Return Bond Fund

Subadvisor: Pacific Investment Management Company LLC
Portfolio Manager: Jeremie Banet and Mihir Worah

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks maximum real return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Portfolio Composition*	% of Total
U.S. Government	79.1
Foreign government obligations	8.5
Corporate bonds	6.2
Asset backed securities	3.7
Collateralized mortgage obligations	1.6
Purchased options	0.1
Municipal bonds	0.1
Short-term investments	0.7

*	As a percentage of total investments.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2015, the Real Return Bond Fund Class NAV shares lost 4.54% and the benchmark, the Barclays Global Real U.S. TIPS Index, lost 2.74%.

Environment  >  One of the most defining events of 2014 was the sharp decline in oil prices and accompanying market volatility. Growth in the U.S. exceeded expectations and handily outpaced its peers in the developed world, especially Japan and Europe, which continued to struggle. The bouts of market volatility dissipated quickly but still managed to leave certain risk sectors bruised.

In addition to the European Central Bank’s (ECB) highly anticipated foray into quantitative easing, the new year began with a host of global central banks re-embracing monetary easing. However, the U.S. Federal Reserve (Fed) remained an outlier as officials reiterated their desire to hike rates sometime this year, albeit dependent on incoming data. The U.S. economy continued to show signs of strength, as a healthier labor market, improving outlook for spending, and modest rebound in oil prices led to a sell-off in the long end of Treasuries over the second quarter. Lingering uncertainty about the start and pace of the Fed rate hikes anchored short-dated Treasuries and led to second quarter softness in the U.S. dollar. Elsewhere in developed markets, global deflation fears gradually receded as oil prices firmed and the outlook for growth brightened.

Volatility in the markets subsided somewhat through the course of July with a near-term resolution in the Greek debt crisis. U.S. economic releases largely indicated that the expansion remains on track, but tepid wage growth and declining inflation expectations continued to fuel debate about the timing of policy normalization. Market volatility increased sharply in August as China’s unexpected currency devaluation contributed to uncertainty about global growth prospects Even so, fundamentals in the U.S. appeared largely unchanged as economic strength there was reinforced by August data (strong labor markets, higher than expected GDP estimates).

The fund’s duration as of August 31, 2014 was 6.69 years, and 7.26 years as of August 31, 2015, below that of the benchmark (7.87 years). Exposure to inflation-linked bonds detracted from returns over the period. In the U.S., an overweight to Treasury Inflation-Protected Securities (TIPS) also detracted from returns, amid declining inflation expectations. This was partially offset by an underweight to real duration at the short end of the U.S. real yield curve, as short-term rates rose faster than long-term rates. Tactical out-of-benchmark exposure to developed non-U.S. bonds, particularly in Germany and the U.K., was negative for relative returns over the period. However, this was partially offset by positive performance from European peripheral nominal and real exposures, as spreads were supported by accommodative ECB policy. Currency positioning was positive for performance, as the fund was positioned long U.S. Dollar versus the Euro and Yen, and these currencies depreciated over the period. An allocation to non-Agency mortgage-backed securities contributed to performance over the last year, benefiting from the ongoing housing recovery.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Real Return Bond Fund Class 1 (began 10/15/05)	–4.51%	2.30%	—	4.10%	12.05%	—	48.74%
Real Return Bond Fund Class NAV (began 10/15/05)	–4.54%	2.33%	—	4.14%	12.23%	—	49.31%
Barclays Global Real U.S. TIPS Index[3,4]	–2.74%	2.79%	—	4.26%	14.76%	—	50.96%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Real Return Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Barclays Global Real U.S. TIPS Index is an unmanaged index that consists of Inflation-Protection securities issued by the U.S.Treasury.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.80% and Class NAV shares – 0.75%.

30

Science & Technology Fund

Subadvisors: T. Rowe Price Associates Inc. and Allianz Global Investors U.S., LLC
Portfolio Managers: Ken Allen (T. Rowe), Huachen Chen and Walter C. Price (Allianz)

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term growth of capital. Current income is incidental to the fund’s objective. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Information technology	75.3
Consumer discretionary	15.4
Health care	3.0
Telecommunication services	2.9
Industrials	0.7
Financials	0.3
Short-term investments and other	2.4

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Science & Technology Fund Class NAV shares lost 0.23% and the benchmark, the Lipper Science & Technology Index, returned 1.70%.

Environment  >  U.S. equities produced mixed returns over the year. Mostly solid economic and employment data, generally favorable corporate earnings, increased merger activity, and aggressive stimulus measures by central banks in Europe and Asia have been supportive. However, equity markets have faced several challenges, including the strengthening of the dollar, uncertainty about when the Federal Reserve would raise short-term interest rates, Greek debt concerns, and investors’ anxiety over the health of China’s economy.

T. Rowe Price Associates, Inc.

Stock selection in hardware detracted the most from relative performance led by Stratasys, Ltd. Shares of the company have been under pressure due to softer end-market demand and execution challenges. While Stratasys faces near-term headwinds to earnings, we continue to favor its longer-term growth prospects given its strong product pipeline, a growing materials footprint, and a disciplined management team.

Stock selection in semiconductors weighed on relative results. Our holding in SanDiskCorp. — which produces flash memory — was hampered by weak quarterly results. However, we believe the issue is largely driven by temporary issues and SanDisk’s longer-term growth prospects remain intact.

Stock selection in software was the top positive factor in relative results as shares of Dealertrack Technologies, Inc. generated impressive gains for the period. Dealertrack has a leading end-to-end solution for automotive retail, and its platform includes financing, enterprise resource planning, customer relationship management, and advertising. Cox Automotive, Inc., a private marketing and software company focused on the auto segment, recently announced its plan to acquire Dealertrack in an all-cash deal at a substantial premium.

Allianz Global Investors U.S. LLC

Within the technology sector, cloud computing stocks performed well, but the group’s contribution to the fund’s relative returns was mixed. Our underweight positions in Amazon.com, Inc. and Microsoft Corp. negatively impacted relative returns, while our overweight to ServiceNow, Inc. positively contributed. Cloud computing services can help companies reduce costs while increasing productivity and efficiency. We reduced our underweight in Microsoft and moved to an overweight position in Amazon. Both companies are generating compelling growth in their cloud businesses. Meanwhile, personal computer (PC) and hardware companies, including Micron Techonlogy, Inc. and Western Digital Corp., struggled during the period and detracted from performance. PC demand has been weighed down by weak international markets and currency headwinds, as well as slower corporate PC demand. As a result, we reduced our exposure to PC and hardware companies, as well as semiconductor companies that supply PC and hardware components.

Toward the end of the period, investors began to rotate toward stocks with fewer perceived risks and lower valuations. Stocks with exposure to China were heavily sold given the challenges facing the Chinese economy and that had a negative impact on the fund’s performance.

Exposure to Apple, Inc. and its suppliers added to relative returns. Apple’s robust iPhone product cycle drove the stock’s performance.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Science & Technology Fund Class NAV (began 2/14/13)	–0.23%	—	—	16.67%	—	—	48.05%
S&P 500 Index[3,5]	0.48%	—	—	13.09%	—	—	36.77%
Lipper Science & Technology Index[4,5]	1.70%	—	—	15.29%	—	—	43.64%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Science & Technology Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

4	Lipper Science & Technology Index consists of the 30 largest funds in the Lipper peer category that invest primarily in the equity securities of domestic companies engaged in science and technology.

5	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expenses equal the gross expenses and are 1.06%.

31

Short Term Government Income Fund

Subadvisor: John Hancock Asset Management
Portfolio Managers: Jeffrey N. Given and Howard C. Greene

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal. The fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than 3 years.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Portfolio Composition*	% of Total
U.S. Government Agency	72.8
U.S. Government	21.5
Collateralized mortgage obligations	3.9
Short-term investments and other	1.8

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Short Term Government Income Fund Class NAV shares returned 0.76% and the benchmark, the Barclays U.S. Government 1–5 Year Index, returned 1.37%.

Environment  >  Short-term U.S. government bonds posted modestly positive returns for the 12-month period. The U.S. economy was strong, especially early in the period, prompting the Federal Reserve (Fed) to end its quantitative easing program and begin to lay the groundwork for a short-term interest rate increase sometime in 2015. Economic activity slowed in late 2014 and early 2015 as a combination of severe winter weather, a West Coast port shutdown, and a stronger U.S. dollar put downward pressure on economic growth and created uncertainty about the timing of a possible Fed rate hike. However, economic data improved over the last several months of the period, leading to renewed expectations of a Fed rate increase before year-end.

In this environment, short-term bond yields were mixed but generally higher during the reporting period as investors began to price in a short-term rate increase by the Fed.

Sector allocation added value during the reporting period, particularly an emphasis on higher-yielding short-term securities such as government agency notes and residential mortgage-backed securities. Together, these holdings comprised a substantial portion of the fund’s average net assets during the period, and their yield advantage over short-term Treasury securities helped lead to outperformance relative to the benchmark.

Within the fund’s mortgage-backed holdings, an emphasis on 30-year mortgages over 15-year mortgages aided performance, as did a small position in adjustable-rate mortgages. Most of the fund’s government agency notes were callable securities, which typically provide higher yields than non-callable securities.

Because of our expectations for a gradual rise in bond yields, the fund had a shorter duration than that of its benchmark throughout much of the fiscal year, 1.98 years compared with 2.63 years for the Barclays U.S. Government 1-5 year Index at the end of the reporting period. This positioning contributed positively to performance given the fund’s focus on short-term bonds, as short-term yields generally rose.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Short Term Government Income Fund Class NAV (began 1/2/09)	0.76%	0.85%	—	1.41%	4.32%	—	9.78%
Barclays U.S. Government 1–5 Year Index[3,4]	1.37%	1.19%	—	1.62%	6.08%	—	11.33%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Short Term Government Income Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	The Barclays U.S. Government 1–5 Year Index is an unmanaged index of securities issued by the U.S. government with maturities of one to five years.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.62%.

32

Small Cap Growth Fund

Subadvisor: Wellington Management Company LLP
Portfolio Managers: Mario E. Abularach, CFA, Steven C. Angeli, CFA, and Stephen Mortimer

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term capital appreciation. Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Health care	25.5
Information technology	23.7
Consumer discretionary	14.5
Industrials	13.3
Financials	10.9
Materials	5.5
Consumer staples	2.1
Energy	1.6
Short-term investments and other	2.9

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Small Cap Growth Fund Class NAV shares returned 1.14% and the benchmark, the Russell 2000 Growth Index, returned 5.11%.

Environment  >  Accommodative global monetary policy continued to be a central theme in the second half of 2014 and early 2015. The Bank of Japan unexpectedly expanded its quantitative easing (QE) policy, the People’s Bank of China surprised markets with its first rate cut in two years, and investors cheered the European Central Bank’s bold announcement of an open-ended sovereign QE program to combat record-low inflation and stimulate growth in Europe. During the first quarter of 2015, there were a few worrisome data points including fears about Greece’s future in the European Union. Some market participants voiced concerns about potential headwinds such as valuations, near-term U.S. Federal Reserve tightening and the strong U.S. dollar’s impact on exports. Late in the second quarter, the Greek debt crisis took center stage. Despite the default (later resolved) and fears of contagion among the European peripheral countries, there were continued signs of a gradual recovery in the U.S. and Europe. Investor fears resurfaced in mid-August when China unexpectedly devalued its currency and global equities declined sharply.

Poor security selection was the primary driver of underperformance during the period, particularly within the information technology, industrials, and consumer discretionary sectors. Partially offsetting that weakness was positive selection in the energy, materials, and health care sectors.

Top detractors from relative performance during the period included American e-commerce company zulily,Inc., web-based consumer review business Yelp, Inc., chemical company Platform Specialty Products Corp., and apparel vendor Vince Holding Corp. We eliminated our positions in Zulily, Yelp, and Vince during the period but retained a position in Platform Specialty at the end of the period. Top contributors to relative performance included biopharmaceutical company Anacor Pharmaceuticals, Inc., manufacturer and distributer of continuous glucose monitoring systems for diabetes management DexCom, Inc., and building products company Headwaters, Inc.

At the end of the period, the fund was most overweight the financials, materials, and information technology sectors. The consumer discretionary, health care, and consumer staples sectors represented the fund’s largest underweights at the end of the period.

The team continues to monitor challenges in evolving global markets that have the potential to impact the portfolio’s holdings, seeking to invest in companies with sustainable revenue growth, superior market positions, positive financial trends, and high quality management.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Small Cap Growth Fund Class NAV (began 9/10/08)	1.14%	16.14%	—	9.49%	111.28%	—	88.25%
Russell 2000 Growth Index[3,4]	5.11%	17.83%	—	10.77%	127.13%	—	104.10%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Small Cap Growth Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Russell 2000 Growth Index is an unmanaged index that contains those securities from the Russell 2000 Index with a greater than average growth orientation.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.10%.

33

Small Company Growth Fund

Subadvisor: Invesco Advisers, Inc.
Portfolio Managers: Juliet Ellis, CFA, Juan Hartsfield, CFA, and Clay Manley, CFA

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Health care	24.6
Information technology	24.3
Consumer discretionary	16.2
Industrials	14.2
Financials	7.5
Energy	2.9
Materials	2.7
Telecommunication services	1.5
Consumer staples	1.3
Short-term investments and other	4.8

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Small Company Growth Fund Class NAV shares returned 5.26% and the benchmark, the Russell 2000 Growth Index, returned 5.11%.

Environment  >  As the reporting period began, economic growth appeared to be stronger in the U.S. than in the rest of the world. In mid-2014, when the price of oil began its sharp and prolonged decline, U.S. equities fell as well. However, while global growth weakened and commodity-based economies and currencies underperformed those of the U.S., continued strengthening of consumer indicators led U.S. equity markets higher through the spring. This strength also helped the market overcome summer fears surrounding Greece. In the final weeks of the fiscal year, however, U.S. equity markets moved sharply lower. A significant downturn in China’s financial markets, weak global economic growth and the uncertain timing of a potential Federal Reserve Board interest rate increase led some indexes to close the fiscal year with modestly negative returns.

During the reporting period, the fund posted positive returns and outperformed its style-specific benchmark, the Russell 2000 Growth Index. The portfolio outperformed in several sectors due to positive stock selection, especially within materials, information technology, industrials, consumer staples and consumer discretionary. Underperformance in the energy and financials sectors offset some of the positive contributions.

Stock selection in the materials sector was positive and an underweight allocation to this relatively weak sector of the market was also beneficial. Solid positive performance from Berry Plastics Group, Inc. and Martin Marietta Materials, Inc. overcame some of the weaker performing stocks in the portfolio.

Positive stock selection within the information technology sector also contributed to relative results, including online supply chain solutions provider, Manhattan Associates, Inc. EPAM Systems, Inc. and MicroStrategy, Inc. were also solid contributors to performance.

Some of the outperformance was offset by underperformance in the energy and financials sectors. Energy was the worst performing sector of the market during the period and the fund’s modest overweight allocation to those stocks detracted from relative performance. In the financials sector, Greenhill & Company, Inc. underperformed for the fund and was sold during the period.

Fund positioning was tilted in favor of cyclical growth while still maintaining exposure to more defensive areas of the market. Changes during the period were moderate, however the most significant changes included a reduction in energy exposure as the price of oil plummeted and impacted related stocks, and an increase in allocation to health care and consumer discretionary stocks.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Small Company Growth Fund Class NAV (began 10/29/05)	5.26%	18.14%	—	9.78%	130.18%	—	150.85%
Russell 2000 Growth Index[3,4]	5.11%	17.83%	—	9.14%	127.13%	—	136.46%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Small Company Growth Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Russell 2000 Growth Index is an unmanaged index that contains those securities from the Russell 2000 Index with a greater than average growth orientation.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 1.07%.

34

Small Company Value Fund

Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: J. David Wagner, CFA

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Financials	31.4
Industrials	17.7
Consumer discretionary	12.7
Information technology	9.6
Health care	6.8
Utilities	5.9
Materials	5.4
Energy	4.7
Consumer staples	3.3
Short-term investments and other	2.5

*	As a percentage of net assets.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2015, the Small Company Value Fund Class NAV shares lost 3.61% and the benchmark, the Russell 2000 Value Index, lost 4.95%.

Environment  >  U.S. stocks fell sharply to end the period as reports of a plunge in Chinese exports and manufacturing activity sparked a global sell-off. The declines accelerated after China announced that it would permit the yuan to fall against the U.S. dollar. Despite the challenging economic environment, some small companies appear poised for turnarounds, with management changes and company restructurings. In some cases, poor economic conditions can be helpful for long-term returns because such conditions often lead to industry consolidation. Recently, for example, we made several new investments in energy firms. Although we have no strong conviction on the direction of oil prices, we are confident that the consolidation that is taking place among shale-based oil and gas producers — as evidenced by the dramatic decline in the drilling rig count — is setting the stage for improved long-term results.

Stock selection in consumer discretionary was the largest contributor to relative performance for the period, especially our holdings in specialty retail. During the period, Aaron’s Inc. reported solid results. Aaron’s Progressive segment, which offers rent-to-own options, had strong growth and margin expansion within its core stores. Despite recent purchases, we remain underweight in the beleaguered energy sector, and the relatively smaller exposure also boosted relative results. The sector was affected by the steep decline in crude oil prices over the period. Stock selection in the industrials sector also aided returns. Within that sector, Alaska Air Group, Inc. was the top contributor. The company employs good cost control and has a relatively conservative balance sheet, with better growth and returns than many of its peers. Despite increased competition in the northwest U.S. market, Alaska Air continues to show strong revenue and has benefited with the airlines industry in general from a more rationalized environment and lower oil prices.

Conversely, stock selection in the health care sector (most notably in the health care equipment and supplies and pharmaceuticals industries) hindered relative performance. Halyard Health, Inc. is a recent spinoff from Kimberly-Clark Corp. and specializes in surgical infection prevention products and pain management devices. Oil is a key component is some of Halyard’s products. As the direction of oil prices became more uncertain, Halyard’s shares gave up territory following a period of strength. Additionally, an underweight to the financials sector also weighed on relative returns.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Small Company Value Fund Class 1 (began 10/15/05)	–3.69%	13.09%	—	7.09%	85.02%	—	96.71%
Small Company Value Fund Class NAV (began 10/15/05)	–3.61%	13.16%	—	7.14%	85.53%	—	97.72%
Russell 2000 Value Index[3,4]	–4.95%	13.23%	—	6.32%	86.15%	—	83.21%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Small Company Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 1.31% and Class NAV shares – 1.26%.

35

Strategic Equity Allocation Fund

Subadvisor: John Hancock Asset Management
Portfolio Managers: Robert Boyda, Marcelle Daher, CFA, Steve Medina, and Nathan Thooft, CFA

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks capital appreciation. The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Financials	20.2
Information technology	14.0
Health care	12.6
Consumer discretionary	12.0
Industrials	10.2
Consumer staples	8.8
Energy	6.1
Materials	4.3
Utilities	3.0
Telecommunication services	3.0
Short-term investments and other	5.8

* As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Strategic Equity Allocation Fund Class NAV shares lost 3.71% and the benchmark, a blend of 70% Russell 3000 Index and 30% MSCI AC World Index ex-USA, lost 3.43%.

Environment  >  Over the period, capital markets continued to face challenges, including slow growth across global economies, falling commodity prices, a stronger U.S. dollar and significant uncertainty with respect to evolving monetary policies across the various central banks. For the 12 months ended August 31, 2015, major equity markets saw wide performance dispersion, as the S&P 500 Index finished the period slightly positive while the MSCI EAFE Index was down 7.07% and the MSCI Emerging Markets was down 22.67%. By design, the fund’s assets are globally diversified. In this context, the return for the year resembled that of the globally diversified MSCI World Index, which declined 3.61%.

The fund slightly trailed the blended benchmark over the period.

The fund’s performance was driven by its asset class positioning. The fund’s assets were modestly diversified away from the benchmark, and overall sleeve allocation was generally neutral. A slight overweight allocation to international equities detracted from performance, as most asset classes outside of the U.S. struggled to produce positive returns, and was partially offset by a sizeable overweight allocation to U.S. large-cap equities that contributed to performance. A sizeable overweight allocation to Japanese equities also added value given the outperformance versus developed markets.

We believe that the financial system’s ample liquidity will continue to support strengthening economic activity and corporate earnings growth in much of the world, which, by extension, would likely bode well for stock prices. The heightened volatility experienced towards the end of the reporting period helped to reset valuations, and we believe it should be welcomed after four years of fairly consistent market gains. We may see lower corporate profits in the U.S., but it is our view that there are enough green shoots coming out of Europe and Japan, where profitability has been subpar for years, to suggest that investors have a place to reposition assets.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Strategic Equity Allocation Fund Class NAV (began 4/13/12)	–3.71%	—	—	10.55%	—	—	40.44%
S&P 500 Index[3,5]	0.48%	—	—	13.32%	—	—	52.74%
Blended Index[4,5]	–3.43%	—	—	10.77%	—	—	41.39%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Strategic Equity Allocation Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

4	The Blended Index is comprised of 70% Russell 3000 Index and 30% MSCI AC World ex-USA Index.

5	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expenses equal the gross expenses and are 0.68%.

36

Total Return Fund

Subadvisor: Pacific Investment Management Company LLC
Portfolio Managers: Mark R. Kissel, Scott A. Mather, and Mihir P. Worah

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Portfolio Composition*	% of Total
U.S. Government Agency	29.5
U.S. Government	24.8
Corporate bonds	20.7
Collateralized mortgage obligations	10.6
Foreign government obligations	4.8
Municipal bonds	3.6
Asset backed securities	3.5
Preferred securities	1.2
Term loans	0.5
Purchased options	0.1
Capital preferred securities	0.1
Short-term investments	0.6

*	As a percentage of total investments.

PORTFOLIO MANAGER’S COMMENTARY

Performance  >  For the year ended August 31, 2015, the Total Return Fund Class NAV shares returned 1.46% and the benchmark, the Barclays U.S. Aggregate Bond Index, returned 1.55%.

Environment  >  One of the most defining events of 2014 was the sharp decline in oil prices and accompanying market volatility. Growth in the U.S. exceeded expectations and handily outpaced its peers in the developed world, especially Japan and Europe, which continued to struggle. The bouts of market volatility dissipated quickly but still managed to leave certain risk sectors bruised.

In addition to the European Central Bank’s (ECB) highly anticipated foray into quantitative easing, the new year began with a host of global central banks re-embracing monetary easing. However, the U.S. Federal Reserve (Fed) remained an outlier as officials reiterated their desire to hike rates sometime this year, albeit dependent on incoming data. The U.S. economy continued to show signs of strength, as a healthier labor market, improving outlook for spending, and modest rebound in oil prices led to a sell-off in the long end of Treasuries over the second quarter. Lingering uncertainty about the start and pace of the Fed rate hikes anchored short-dated Treasuries and led to second quarter softness in the U.S. dollar. Elsewhere in developed markets, global deflation fears gradually receded as oil prices firmed and the outlook for growth brightened.

Volatility in the markets subsided somewhat through the course of July with a near-term resolution in the Greek debt crisis. U.S. economic releases largely indicated that the expansion remains on track, but tepid wage growth and declining inflation expectations continued to fuel debate about the timing of policy normalization. Market volatility increased sharply in August as China’s unexpected currency devaluation contributed to uncertainty about global growth prospects. Even so, fundamentals in the U.S. appeared largely unchanged as economic strength there was reinforced by August data (strong labor markets, higher than expected GDP estimates).

The fund’s duration as of August 31, 2014 was 5.55 years, and 4.31 years by August 31, 2015, considerably below that of the benchmark (7.39 years). An underweight to U.S. duration was negative for returns over the period as U.S. yields rallied across the mid-term and the long end of the curve. Continued tactical duration exposure to Italy and Spain added to returns as yields in both countries fell over the period, while exposure to Germany hurt performance. A defensive position to rates in the U.K. also detracted from returns as rates fell. Holdings of emerging-market local debt, specifically in Mexico, added to returns as yields fell during the reporting period. An allocation to non-Agency mortgage-backed securities also contributed to performance over the period. Within credit, an underweight to investment grade corporates contributed to performance as spreads widened. An allocation to high yield corporates also contributed.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Total Return Fund Class 1 (began 10/15/05)	1.42%	2.96%	—	5.48%	15.67%	—	69.47%
Total Return Fund Class NAV (began 10/15/05)	1.46%	3.01%	—	5.54%	15.98%	—	70.37%
Barclays U.S. Aggregate Bond Index[3,4]	1.55%	2.98%	—	4.68%	15.81%	—	57.20%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Total Return Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the gross expense and is 0.70% and the net expense is 0.69%. For Class 1 shares the gross expense is 0.75% and the net expense is 0.74%.

37

U.S. High Yield Bond Fund

Subadvisor: Wells Capital Management, Incorporated
Portfolio Managers: Niklas Nordenfelt, CFA and Philip Susser

INVESTMENT OBJECTIVE AND POLICIES  >  To seek total return with a high level of current income. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below-investment-grade debt securities (sometimes referred to as “junk bonds” or high yield securities).

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Portfolio Composition*	% of Total
Corporate bonds	91.5
Term loans	5.6
Capital preferred securities	0.4
Preferred securities	0.4
Short-term investments and other	2.1

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the U.S. High Yield Fund Class NAV shares lost 1.24% and the benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index, lost 3.06%.

Environment  >  For the twelve-month period that ended August 31, 2015, high-yield bonds fell in price, driven primarily by the energy and metals sectors as oil fell from over $90 per barrel to below $50 per barrel by the end of the fiscal year. Energy-related issues generally comprise approximately 15% of the high yield market and, on average, those issues declined during the period. Similarly, metals and mining related issues generally comprise a much smaller of the high yield market and, on average, those issues also declined. These sectors dragged down the entire market.

From a fundamental perspective, leverage levels have continued to move higher over the last several years though they are not at record highs. Typically, leverage levels are highest during recessions as cash flow falls for many companies. That is not the situation today as the economy (excluding energy and commodities sectors) appears to be gradually and consistently improving despite brief lapses here and there due to weather and other short term factors. In addition, the Federal Reserve Board’s very accommodative policies have allowed even below-investment grade companies (those that typically issue high-yield debt) to take advantage of these historically low interest rates to keep their interest costs low and push out near-term maturities. These low interest costs have reduced the cash flow impact of higher leverage levels, which can be seen by historically high interest coverage levels.

The fund outperformed the high-yield bond index driven largely by strong credit selection across many sectors and segments of the high yield market. Specifically, the fund’s much lower exposure to energy exploration and production and metals and mining companies insulated the fund from some of the losses incurred by the broader market. While the higher-than-index exposure to oil field services companies detracted from performance, the impact was partly offset by solid security selection in the sector. The quality allocation had a slight negative impact due to less exposure to the highest rated (BB) issues in the index, though certain high quality positions did well.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
U.S. High Yield Bond Fund Class 1 (began 10/15/05)	–1.29%	6.30%	—	6.85%	35.70%	—	92.36%
U.S. High Yield Bond Fund Class NAV (began 10/15/05)	–1.24%	6.34%	—	6.90%	35.96%	—	93.24%
BofA Merrill Lynch U.S. High Yield Master II Index[3,4]	–3.06%	7.13%	—	7.63%	41.08%	—	106.71%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the U.S. High Yield Bond Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	BofA Merrill Lynch U.S. High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class 1 shares – 0.82% and Class NAV shares – 0.77%.

38

Value Fund

Subadvisor: Invesco Advisers, Inc.
Portfolio Managers: Thomas Copper, CFA, Sergio Marcheli, and John Mazanec,

INVESTMENT OBJECTIVE AND POLICIES  >  The fund seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Value Index.

CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

Sector Composition*	% of Total
Financials	27.2
Industrials	17.0
Information technology	12.0
Consumer discretionary	11.9
Health care	9.2
Energy	6.1
Materials	6.0
Consumer staples	2.7
Utilities	2.5
Telecommunication services	2.0
Short-term investments and other	3.4

*	As a percentage of net assets.

PORTFOLIO MANAGERS’ COMMENTARY

Performance  >  For the year ended August 31, 2015, the Value Fund Class NAV shares lost 2.84% and the benchmark, the Russell Midcap Value Index, lost 2.54%.

Environment  >  As the reporting period began, economic growth appeared to be stronger in the U.S. than in the rest of the world. In mid-2014, when the price of oil began its sharp and prolonged decline, U.S. equities fell as well. However, while global growth weakened and commodity-based economies and currencies underperformed those of the U.S., continued strengthening of consumer indicators led U.S. equity markets higher through the spring. Continued low interest rates, the increasing availability of credit from lenders and an improving employment picture all contributed to higher consumer confidence. In the final weeks of the fiscal year, however, U.S. equity markets moved sharply lower. A significant downturn in China’s financial markets, weak global economic growth and the uncertain timing of a potential Federal Reserve Board interest rate increase led some indexes to close the fiscal year with small gains or in the red.

Stock selection in the consumer discretionary sector was the largest detractor from relative results during the period. Within the sector, Ascena Retail Group, Inc. and Fossil Group, Inc. were key detractors. Ascena reported disappointing earnings due to weak sales at two of its store chains, Justice and Lane Bryant. The company also reduced its earnings outlook for the remainder of the 2015 fiscal year. Fossil reported softer sales, due to declining demand for watches and leather goods. The company also cited headwinds from the stronger U.S. dollar, and lowered its earnings guidance for its fiscal year.

Stock selection in the health care sector also detracted from the fund’s relative return for the period. Health care was the best performing sector for the period, and some of the fund’s relative underperformance was largely due to stocks that were not held in the fund but that had very strong returns within the index.

Strong stock selection in the industrials sector was the largest positive factor in the fund’s relative performance. Owens Corning, Masco Corp. and Snap-on, Inc. were among the top gainers in the sector. During the period, Owens Corning benefited from stronger sales and improving pricing for its asphalt roofing and insulation products. Stock selection in the energy sector also had a positive impact on relative performance; however the sector was the largest detractor from the fund’s absolute return.

During the period, managers increased exposure to the financials and consumer discretionary, sectors, and trimmed exposure to health care. At the end of the period, the fund’s largest sector overweights were in industrials and consumer discretionary, and the largest underweights were in utilities and financials.

PERFORMANCE TABLE[1,2]	Average Annual Total Return				Cumulative Total Return
Periods Ending August 31, 2015	1-year	5-year	10-year	Since Inception	5-year	10-year	Since Inception
Value Fund Class NAV (began 10/27/06)	–2.84%	15.98%	—	7.99%	109.85%	—	97.46%
Russell Midcap Value Index[3,4]	–2.54%	15.96%	—	6.89%	109.67%	—	80.34%

1	Performance does not reflect the deduction of taxes on fund distributions or redemptions of fund shares. Past performance does not guarantee future results.

2	Since inception, a portion of the Value Fund expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

3	Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

4	It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from the expense ratios disclosed in the financial highlights tables in this report. For Class NAV shares, the net expense equals the gross expense and is 0.76%.

39

John Hancock Funds II

Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio, in addition to the operating expenses which the fund bears directly, the fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the fund invests. Because the underlying funds have varied operating expenses and transaction costs and the fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 through August 31, 2015).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2015	Ending Account Value 8/31/2015	Expenses Paid During Period[1] 3/1/2015– 8/31/2015	Annualized Expense Ratio
Active Bond Fund
Class 1 — Actual	$1,000.00	$989.50	$3.41	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.47	0.68%
Class NAV — Actual	1,000.00	990.70	3.11	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.16	0.62%
All Cap Core Fund
Class NAV — Actual	$1,000.00	$953.50	$3.94	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%
Alpha Opportunities Fund
Class NAV — Actual	$1,000.00	$944.30	$4.70	0.96%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.89	0.96%
Asia Pacific Total Return Bond Fund
Class NAV — Actual	$1,000.00	$965.40	$3.96	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%

40

John Hancock Funds II

Shareholder expense example

	Beginning Account Value 3/1/2015	Ending Account Value 8/31/2015	Expenses Paid During Period[1] 3/1/2015– 8/31/2015	Annualized Expense Ratio
Capital Appreciation Fund
Class 1 — Actual	$1,000.00	$986.40	$3.86	0.77%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%
Class NAV — Actual	1,000.00	986.90	3.61	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.67	0.72%
Capital Appreciation Value Fund
Class NAV — Actual	$1,000.00	$993.30	$4.02	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%
Core Bond Fund
Class 1 — Actual	$1,000.00	$990.60	$3.36	0.67%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.41	0.67%
Class NAV — Actual	1,000.00	990.80	3.11	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.16	0.62%
Fundamental Global Franchise Fund
Class A — Actual	$1,000.00	$962.90	$6.33	1.28%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.51	1.28%
Class I — Actual	1,000.00	964.50	4.80	0.97%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.94	0.97%
Class NAV — Actual	1,000.00	965.20	4.21	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.33	0.85%
Global Bond Fund
Class 1 — Actual	$1,000.00	$974.50	$4.08	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%
Class NAV — Actual	1,000.00	975.30	3.83	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%
Global Real Estate Fund
Class NAV — Actual	$1,000.00	$903.50	$4.61	0.96%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.89	0.96%
Health Sciences Fund
Class NAV — Actual	$1,000.00	$1,033.20	$4.82	0.94%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.79	0.94%
High Yield Fund
Class 1 — Actual	$1,000.00	$970.40	$3.77	0.76%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.87	0.76%
Class NAV — Actual	1,000.00	971.50	3.53	0.71%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.62	0.71%
International Growth Opportunities Fund
Class NAV — Actual	$1,000.00	$891.10	$4.15	0.87%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.43	0.87%
International Growth Stock Fund
Class NAV — Actual	$1,000.00	$913.90	$4.10	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.33	0.85%
International Small Cap Fund
Class 1 — Actual	$1,000.00	$965.20	$5.25	1.06%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	5.40	1.06%
Class NAV — Actual	1,000.00	965.70	5.00	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.14	1.01%
International Value Fund
Class I — Actual	$1,000.00	$920.20	$4.36	0.90%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,041.00	4.63	0.90%
Class NAV — Actual	1,000.00	920.00	4.11	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,041.50	4.38	0.85%

41

John Hancock Funds II

Shareholder expense example

	Beginning Account Value 3/1/2015	Ending Account Value 8/31/2015	Expenses Paid During Period[1] 3/1/2015– 8/31/2015	Annualized Expense Ratio
Investment Quality Bond Fund
Class 1 — Actual	$1,000.00	$985.00	$3.35	0.67%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.41	0.67%
Class NAV — Actual	1,000.00	984.50	3.10	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.16	0.62%
Lifestyle II Aggressive Portfolio
Class R6 — Actual	$1,000.00	$930.60	$1.22	0.25%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.28	0.25%[2]
Class 1 — Actual	1,000.00	930.60	1.41	0.29%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.48	0.29%[2]
Lifestyle II Balanced Portfolio
Class R6 — Actual	$1,000.00	$948.90	$1.77	0.36%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.84	0.36%[2]
Class 1 — Actual	1,000.00	948.80	1.96	0.40%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	2.04	0.40%[2]
Lifestyle II Conservative Portfolio
Class R6 — Actual	$1,000.00	$966.70	$2.43	0.49%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.50	0.49%[2]
Class 1 — Actual	1,000.00	966.50	2.58	0.52%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.65	0.52%[2]
Lifestyle II Growth Portfolio
Class R6 — Actual	$1,000.00	$940.40	$1.52	0.31%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.58	0.31%[2]
Class 1 — Actual	1,000.00	940.30	1.66	0.34%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.73	0.34%[2]
Lifestyle II Moderate Portfolio
Class R6 — Actual	$1,000.00	$957.70	$2.12	0.43%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	2.19	0.43%[2]
Class 1 — Actual	1,000.00	957.60	2.32	0.47%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.40	0.47%[2]
Mid Cap Stock Fund
Class 1 — Actual	$1,000.00	$982.30	$4.55	0.91%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.63	0.91%
Class NAV — Actual	1,000.00	982.50	4.30	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.38	0.86%
Mid Value Fund
Class NAV — Actual	$1,000.00	$938.10	$4.69	0.96%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.89	0.96%
Real Estate Equity Fund
Class NAV — Actual	$1,000.00	$914.00	$4.25	0.88%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.48	0.88%
Real Estate Securities Fund
Class 1 — Actual	$1,000.00	$895.70	$3.73	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.97	0.78%
Real Return Bond Fund
Class 1 — Actual	$1,000.00	$967.90	$4.07	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%
Class NAV — Actual	1,000.00	968.30	3.87	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.97	0.78%
Science & Technology Fund
Class NAV — Actual	$1,000.00	$940.10	$4.94	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.14	1.01%
Short Term Government Income Fund
Class NAV — Actual	$1,000.00	$1,002.70	$3.08	0.61%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.11	0.61%

42

John Hancock Funds II

Shareholder expense example

	Beginning Account Value 3/1/2015	Ending Account Value 8/31/2015	Expenses Paid During Period[1] 3/1/2015– 8/31/2015	Annualized Expense Ratio
Small Cap Growth Fund
Class NAV — Actual	$1,000.00	$934.90	$5.32	1.09%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.55	1.09%
Small Company Growth Fund
Class NAV — Actual	$1,000.00	$975.50	$5.18	1.04%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	5.30	1.04%
Small Company Value Fund
Class 1 — Actual	$1,000.00	$954.60	$5.27	1.07%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.45	1.07%
Class NAV — Actual	1,000.00	954.90	5.03	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.19	1.02%
Strategic Equity Allocation Fund
Class NAV — Actual	$1,000.00	$934.00	$2.58	0.53%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.70	0.53%
Total Return Fund
Class 1 — Actual	$1,000.00	$987.80	$3.66	0.73%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.72	0.73%
Class NAV — Actual	1,000.00	988.60	3.41	0.68%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.47	0.68%
U.S. High Yield Bond Fund
Class 1 — Actual	$1,000.00	$978.00	$4.09	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	4.18	0.82%
Class NAV — Actual	1,000.00	978.20	3.84	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.92	0.77%
Value Fund
Class NAV — Actual	$1,000.00	$940.20	$3.52	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.67	0.72%

[1]	Expenses are equal to the funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[2]	The funds’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the funds. The range of expense ratios of the underlying funds held by the funds was as follows:

Fund	Range
Lifestyle II Aggressive Portfolio	0.09% – 0.68%
Lifestyle II Balanced Portfolio	0.07% – 0.68%
Lifestyle II Conservative Portfolio	0.07% – 0.68%
Lifestyle II Growth Portfolio	0.07% – 0.68%
Lifestyle II Moderate Portfolio	0.07% – 0.68%

43

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 26.1%
U.S. Government - 10.1%
U.S. Treasury Bonds
2.500%, 02/15/2045	$43,733,000	$39,606,835
3.000%, 05/15/2045	10,332,000	10,405,140
3.125%, 02/15/2042	20,330,000	21,046,836
U.S. Treasury Notes
1.625%, 03/31/2019	8,000,000	8,094,272
2.000%, 07/31/2020 to 08/15/2025	83,357,000	82,134,325
2.125%, 09/30/2021	8,000,000	8,130,000
2.250%, 03/31/2021 to 04/30/2021	8,000,000	8,212,916
2.375%, 05/31/2018	3,700,000	3,834,895
		181,465,219
U.S. Government Agency - 16.0%
Federal Home Loan Banks
2.900%, 09/05/2025	623,810	610,538
3.170%, 10/04/2027	635,000	623,551
3.250%, 06/21/2027	854,545	854,828
Federal Home Loan Mortgage Corp.
2.547%, 06/01/2044 (P)	1,354,632	1,395,056
2.673%, 05/01/2044 (P)	1,334,491	1,379,187
2.997%, 03/01/2044 (P)	421,380	436,646
3.000%, 03/01/2043	2,986,098	3,019,692
3.500%, 01/01/2042 to 09/01/2043	3,707,511	3,867,078
4.000%, 02/01/2044	1,959,174	2,088,127
4.500%, 09/01/2041 to 10/01/2041	6,665,123	7,242,049
5.000%, 03/01/2041	3,173,670	3,510,004
5.500%, 07/01/2037	81,528	91,397
Federal National Mortgage Association
2.112%, 01/01/2036 (P)	390,285	416,043
2.150%, 05/01/2035 (P)	508,377	534,038
2.302%, 04/01/2036 (P)	94,351	100,569
2.497%, 07/01/2033 (P)	895	958
2.520%, 06/01/2044 (P)	2,334,590	2,405,518
2.549%, 04/01/2044 (P)	2,345,445	2,420,019
2.926%, 03/01/2044 (P)	395,211	407,986
3.000%, TBA (C)	52,250,000	52,474,513
3.000%, 07/01/2027 to 05/01/2043	19,235,343	19,514,561
3.500%, TBA (C)	19,000,000	19,688,748
3.500%, 02/01/2026 to 04/01/2045	37,830,422	39,423,737
4.000%, TBA (C)	10,500,000	11,151,328
4.000%, 12/01/2024 to 01/01/2044	38,042,858	40,643,631
4.500%, 02/01/2041 to 11/01/2042	31,986,072	34,895,570
5.000%, 05/01/2018 to 04/01/2041	13,619,596	15,067,442
5.500%, 02/01/2018 to 03/01/2039	13,819,413	15,483,956
6.000%, 09/01/2022 to 02/01/2036	2,672,818	3,045,838
6.250%, 05/15/2029	157,000	214,623
6.500%, 01/01/2039 to 06/01/2039	1,364,602	1,568,403
7.000%, 04/01/2017 to 06/01/2032	6,098	7,133
7.500%, 09/01/2029 to 08/01/2031	1,281	1,526
Government National
Mortgage Association
4.000%, 02/15/2041	4,890,653	5,220,771
5.000%, 04/15/2035	15,092	16,710
5.500%, 03/15/2035	9,431	10,659
6.000%, 03/15/2033 to 06/15/2033	6,975	8,115
6.500%, 09/15/2028 to 08/15/2031	1,754	2,037
7.000%, 04/15/2029	1,139	1,339
8.000%, 10/15/2026	711	840
		289,844,764
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $467,876,004)		$471,309,983

Active Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		$785,000	$812,573
Republic of Argentina
1.000%, 12/15/2035 (P)	ARS	393,449	2,920
8.280%, 12/31/2033 (H)		$1,016,478	1,039,348
			1,854,841
Mexico - 0.0%
Government of Mexico
8.000%, 12/07/2023	MXN	238,900	16,157
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,400
9.375%, 04/01/2029		1,000	1,461
			9,861
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,673,842)			$1,880,859

CORPORATE BONDS - 40.5%
Consumer discretionary - 4.0%
21st Century Fox America, Inc.
5.400%, 10/01/2043		1,000,000	1,005,508
6.150%, 03/01/2037 to 02/15/2041		1,165,000	1,303,032
6.400%, 12/15/2035		430,000	486,164
6.650%, 11/15/2037		865,000	1,013,756
6.750%, 01/09/2038		2,000	2,453
7.750%, 12/01/2045		9,000	12,196
Advance Auto Parts, Inc.
4.500%, 12/01/2023		1,350,000	1,396,440
Altice Financing SA
6.500%, 01/15/2022 (S)		480,000	481,200
6.625%, 02/15/2023 (S)		610,000	606,950
Amazon.com, Inc.
3.800%, 12/05/2024		1,000,000	999,505
4.950%, 12/05/2044		1,600,000	1,596,307
AMC Entertainment, Inc.
5.875%, 02/15/2022		1,110,000	1,126,650
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)		405,000	424,238
AutoNation, Inc.
5.500%, 02/01/2020		1,335,000	1,459,435
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	976,497
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)		500,000	511,250
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		985,000	1,049,025
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		865,000	893,545
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,274,021
Dana Holding Corp.
6.000%, 09/15/2023		1,170,000	1,178,775
Delphi Corp.
5.000%, 02/15/2023		2,895,000	3,010,800
Discovery Communications LLC
3.450%, 03/15/2025		1,000,000	921,279
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)		745,000	780,388
Eldorado Resorts, Inc.
7.000%, 08/01/2023 (S)		425,000	423,406

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Fiat Chrysler Automobiles NV
5.250%, 04/15/2023	$760,000	$751,450
Ford Motor Company
4.750%, 01/15/2043	435,000	412,221
Ford Motor Credit Company LLC
5.875%, 08/02/2021	4,528,000	5,081,521
General Motors Company
4.875%, 10/02/2023	2,185,000	2,222,877
6.250%, 10/02/2043	1,175,000	1,257,528
General Motors Financial Company, Inc.
3.450%, 04/10/2022	1,440,000	1,377,429
4.000%, 01/15/2025	1,810,000	1,712,030
4.375%, 09/25/2021	955,000	963,597
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (S)	790,964	787,246
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,020,230
Harman International Industries, Inc.
4.150%, 05/15/2025	565,000	554,978
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	845,000	849,225
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,590,000	1,543,520
International Game Technology PLC
6.500%, 02/15/2025 (S)	740,000	701,150
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,345,000	1,129,800
L Brands, Inc.
6.625%, 04/01/2021	1,570,000	1,766,250
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,290,000	1,357,441
MDC Holdings, Inc.
5.500%, 01/15/2024	1,330,000	1,336,650
MGM Resorts International
6.000%, 03/15/2023	1,470,000	1,492,050
Midcontinent Communications &
Midcontinent Finance Corp.
6.875%, 08/15/2023 (S)	490,000	493,675
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (S)	845,000	878,800
Myriad International Holdings BV
5.500%, 07/21/2025 (S)	635,000	630,238
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,740,000	1,663,821
QVC, Inc.
4.375%, 03/15/2023	890,000	850,711
5.125%, 07/02/2022	820,000	827,465
5.450%, 08/15/2034	950,000	840,859
Radio One, Inc.
9.250%, 02/15/2020 (S)	865,000	769,850
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022	1,000,000	1,040,000
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	1,400,000	1,377,092
3.950%, 06/15/2025	1,430,000	1,392,490
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	1,065,000	1,123,575
Time Warner Cable, Inc.
5.500%, 09/01/2041	1,000,000	900,762
8.250%, 04/01/2019	1,010,000	1,179,728
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	41,294

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Time Warner Entertainment Company LP
8.375%, 07/15/2033	$535,000	$635,426
Time Warner, Inc.
3.400%, 06/15/2022	1,500,000	1,480,490
7.625%, 04/15/2031	9,000	11,256
Toll Brothers Finance Corp.
4.000%, 12/31/2018	1,400,000	1,428,000
Tops Holding II Corp.
8.750%, 06/15/2018	408,000	403,920
Viacom, Inc.
4.375%, 03/15/2043	1,078,000	794,577
6.125%, 10/05/2017	1,500,000	1,619,624
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)	250,000	254,375
Waterford Gaming LLC
8.625%, 09/15/2014 (H)(S)	67,905	0
Yum! Brands, Inc.
3.875%, 11/01/2023	1,400,000	1,389,070
6.250%, 03/15/2018	88,000	96,315
6.875%, 11/15/2037	250,000	290,758
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)	920,000	871,700
		72,535,884
Consumer staples - 1.6%
Alliance One International, Inc.
9.875%, 07/15/2021	1,980,000	1,670,625
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	12,768
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	855,000	1,021,694
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	821,121
Constellation Brands, Inc.
4.250%, 05/01/2023	1,100,000	1,106,600
4.750%, 11/15/2024	565,000	577,713
CVS Health Corp.
5.125%, 07/20/2045	1,575,000	1,677,347
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	320,554	427,788
Embotelladora Andina SA
5.000%, 10/01/2023 (S)	1,000,000	1,061,046
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	2,000,000	1,844,020
General Mills, Inc.
5.700%, 02/15/2017	245,000	260,126
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	1,000,000	1,038,660
HRG Group, Inc.
7.875%, 07/15/2019	885,000	932,569
Kraft Foods Group, Inc.
6.125%, 08/23/2018	429,000	476,140
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	1,625,000	1,622,840
4.875%, 02/15/2025 (S)	862,000	929,899
5.200%, 07/15/2045 (S)	1,085,000	1,138,360
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,100,145
Post Holdings, Inc.
7.750%, 03/15/2024 (S)	485,000	500,763
Revlon Consumer Products Corp.
5.750%, 02/15/2021	840,000	831,600

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Reynolds American, Inc.
3.250%, 11/01/2022	$2,000,000	$1,944,812
4.450%, 06/12/2025	1,140,000	1,170,150
Rite Aid Corp.
6.125%, 04/01/2023 (S)	215,000	220,644
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	525,553
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,590,000	1,506,148
The Clorox Company
5.950%, 10/15/2017	500,000	543,341
The Kroger Company
6.800%, 12/15/2018	920,000	1,051,309
7.000%, 05/01/2018	580,000	650,236
Tops Holding LLC
8.000%, 06/15/2022 (S)	1,320,000	1,313,400
Vector Group, Ltd.
7.750%, 02/15/2021	790,000	840,560
		28,817,977
Energy - 5.0%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,550,000	1,739,942
8.700%, 03/15/2019	500,000	592,336
Apache Corp.
6.900%, 09/15/2018	455,000	512,963
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	998,708
BP Capital Markets PLC
2.750%, 05/10/2023	720,000	683,374
4.750%, 03/10/2019	1,000,000	1,089,498
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,117,357
California Resources Corp.
6.000%, 11/15/2024	1,100,000	830,500
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,298,049
Chesapeake Energy Corp.
5.750%, 03/15/2023 (L)	870,000	648,594
Cimarex Energy Company
4.375%, 06/01/2024	1,685,000	1,621,021
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	10,907
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	1,045,000	977,359
CNOOC Finance 2015 USA LLC
3.500%, 05/05/2025	1,400,000	1,342,018
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,138,005
Continental Resources, Inc.
3.800%, 06/01/2024	230,000	193,928
5.000%, 09/15/2022	2,530,000	2,292,813
CSI Compressco LP
7.250%, 08/15/2022	725,000	594,500
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,316,668
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	1,940,000	1,484,100
DCP Midstream Operating LP
3.875%, 03/15/2023	610,000	498,678
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,017,403

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Devon Energy Corp. (continued)
5.000%, 06/15/2045	$1,400,000	$1,331,809
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,317,463
Ecopetrol SA
5.875%, 09/18/2023	640,000	645,600
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	511,261
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	651,525
7.500%, 04/15/2038	600,000	675,265
Encana Corp.
6.500%, 08/15/2034	1,000,000	931,699
Energen Corp.
4.625%, 09/01/2021	1,000,000	932,500
Energy Transfer Partners LP
5.150%, 03/15/2045	1,135,000	953,528
6.700%, 07/01/2018	700,000	767,792
9.700%, 03/15/2019	1,090,000	1,303,260
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	450,683
6.125%, 10/15/2039	1,000,000	1,036,577
6.300%, 09/15/2017	820,000	892,226
6.875%, 03/01/2033	209,000	240,076
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,780,000	1,628,700
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	1,285,000	1,259,300
EP Energy LLC
7.750%, 09/01/2022	580,000	539,400
EQT Corp.
4.875%, 11/15/2021	1,625,000	1,697,470
Freeport-McMoran Oil & Gas LLC
6.750%, 02/01/2022	1,385,000	1,260,350
6.875%, 02/15/2023	494,000	443,365
FTS International, Inc.
6.250%, 05/01/2022	570,000	216,600
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,444,839
Kerr-McGee Corp.
6.950%, 07/01/2024	1,005,000	1,184,677
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	956,829
5.800%, 03/15/2035	208,000	191,095
7.300%, 08/15/2033	212,000	221,448
7.750%, 03/15/2032	455,000	496,847
Kinder Morgan, Inc.
4.300%, 06/01/2025	1,600,000	1,474,779
5.550%, 06/01/2045	2,195,000	1,886,842
Linn Energy LLC
6.500%, 05/15/2019	1,000,000	415,000
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,535,000	1,456,988
Marathon Oil Corp.
3.850%, 06/01/2025	1,400,000	1,278,025
6.800%, 03/15/2032	760,000	815,402
MarkWest Energy Partners LP
4.875%, 12/01/2024	530,000	491,575

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP
4.000%, 02/15/2025	$490,000	$452,119
Newfield Exploration Company
5.625%, 07/01/2024	1,000,000	972,500
5.750%, 01/30/2022	905,000	892,556
Nexen Energy ULC
5.875%, 03/10/2035	212,000	232,469
6.400%, 05/15/2037	1,625,000	1,908,762
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	335,544
6.200%, 08/01/2040	500,000	372,940
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (S)	955,000	799,813
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,230,401
Pacific Exploration and Production Corp.
5.125%, 03/28/2023 (S)	875,000	437,500
Pacific Rubiales Energy Corp.
5.375%, 01/26/2019 (S)	975,000	526,500
Petro-Canada
6.050%, 05/15/2018	396,000	436,415
Petroleos Mexicanos
4.875%, 01/24/2022	660,000	669,900
Phillips 66
4.875%, 11/15/2044	1,500,000	1,425,741
Plains All American Pipeline LP
4.900%, 02/15/2045	1,700,000	1,527,368
Regency Energy Partners LP
5.000%, 10/01/2022	290,000	283,846
5.500%, 04/15/2023	1,565,000	1,519,459
5.875%, 03/01/2022	285,000	293,061
Rowan Companies, Inc.
4.875%, 06/01/2022	830,000	729,831
Shell International Finance BV
4.375%, 05/11/2045	2,390,000	2,354,889
Sinopec Group Overseas Development
2015, Ltd.
3.250%, 04/28/2025 (S)	1,250,000	1,188,513
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,000,000	1,093,833
6.750%, 02/15/2032	511,000	550,945
Summit Midstream Holdings LLC
7.500%, 07/01/2021	495,000	495,000
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	840,410
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,460,000	1,316,459
Talisman Energy, Inc.
6.250%, 02/01/2038	650,000	592,220
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)	695,000	601,175
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	1,355,000	1,287,250
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	739,684
TransCanada Pipelines, Ltd.
3.750%, 10/16/2023	2,000,000	1,970,820
7.125%, 01/15/2019	400,000	463,983
Tullow Oil PLC
6.000%, 11/01/2020 (S)	765,000	566,100
6.250%, 04/15/2022 (S)	805,000	585,638
Western Atlas, Inc.
6.000%, 06/01/2018	880,000	980,999

Active Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Whiting Petroleum Corp.
6.250%, 04/01/2023		$845,000	$762,613
Williams Partners LP
4.300%, 03/04/2024		1,300,000	1,217,324
4.875%, 05/15/2023 to 03/15/2024		2,850,000	2,662,987
WPX Energy, Inc.
5.250%, 09/15/2024		375,000	307,913
6.000%, 01/15/2022		765,000	650,250
			90,275,246
Financials - 16.0%
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016		490,000	516,120
American Express Bank FSB
6.000%, 09/13/2017		805,000	872,535
American International Group, Inc.
6.250%, 03/15/2037		100,000	109,000
American Tower Corp.
3.400%, 02/15/2019		740,000	752,570
4.700%, 03/15/2022		1,100,000	1,150,163
5.000%, 02/15/2024		1,330,000	1,387,138
5.900%, 11/01/2021		1,500,000	1,676,229
Aquarius + Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024		735,000	759,017
ARC Properties Operating Partnership LP
2.000%, 02/06/2017		400,000	390,500
4.600%, 02/06/2024		3,132,000	2,991,060
Ares Capital Corp.
3.875%, 01/15/2020		1,345,000	1,369,478
Aspen Insurance Holdings, Ltd.
4.650%, 11/15/2023		2,000,000	2,056,890
Assurant, Inc.
4.000%, 03/15/2023		1,740,000	1,755,891
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)		1,380,000	1,380,032
AvalonBay Communities, Inc.
3.450%, 06/01/2025		895,000	874,497
5.700%, 03/15/2017		1,500,000	1,593,716
AXA SA
8.600%, 12/15/2030		820,000	1,098,800
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)		1,095,000	1,162,069
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,000,000	1,026,250
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	1,650,000	439,019
Bank of America Corp.
3.300%, 01/11/2023		$690,000	679,378
3.625%, 03/17/2016		1,250,000	1,267,939
3.950%, 04/21/2025		455,000	439,951
4.200%, 08/26/2024		840,000	832,301
4.250%, 10/22/2026		835,000	820,979
5.000%, 05/13/2021		1,000,000	1,095,712
5.625%, 07/01/2020		1,000,000	1,122,702
5.650%, 05/01/2018		1,000,000	1,088,238
5.750%, 12/01/2017		849,000	918,413
6.875%, 04/25/2018		1,795,000	2,012,233
7.625%, 06/01/2019		685,000	808,581

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (6.250% to
09/05/2024, then 3 month
LIBOR + 3.705%)
09/05/2024 (Q)	$1,355,000	$1,341,450
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)	1,280,000	1,347,200
Barclays Bank PLC
10.179%, 06/12/2021 (S)	1,440,000	1,901,232
BNP Paribas SA (7.375% to 08/19/2025,
then 5 Year U.S. Swap Rate + 5.150%)
08/19/2025 (Q)(S)	335,000	343,040
Boston Properties LP
3.700%, 11/15/2018	1,042,000	1,088,477
BPCE SA
4.500%, 03/15/2025 (S)	1,385,000	1,342,504
5.700%, 10/22/2023 (S)	1,735,000	1,836,636
Brandywine Operating Partnership LP
5.700%, 05/01/2017	1,500,000	1,586,075
Capital One Financial Corp.
2.450%, 04/24/2019	910,000	901,206
3.150%, 07/15/2016	1,000,000	1,016,867
3.500%, 06/15/2023	605,000	592,598
4.750%, 07/15/2021	1,500,000	1,604,600
Capital One Financial Corp. (5.550% to
06/01/2020, then 3 month
LIBOR + 3.800%)
06/01/2020 (Q)	1,190,000	1,182,194
Capital One NA
2.350%, 08/17/2018	1,170,000	1,166,587
CIT Group, Inc.
5.500%, 02/15/2019 (S)	1,000,000	1,051,250
Citigroup, Inc.
3.500%, 05/15/2023	1,390,000	1,344,140
4.450%, 01/10/2017	1,350,000	1,401,862
4.500%, 01/14/2022	1,000,000	1,070,886
5.375%, 08/09/2020	195,000	216,738
5.500%, 09/13/2025	1,000,000	1,085,835
Citigroup, Inc. (5.950% to 08/15/2020,
then 3 month LIBOR + 4.095%)
08/15/2020 (Q)	975,000	966,950
CNA Financial Corp.
6.500%, 08/15/2016	985,000	1,032,837
7.250%, 11/15/2023	750,000	881,543
CNO Financial Group, Inc.
5.250%, 05/30/2025	1,040,000	1,075,100
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025	1,200,000	1,197,089
Commerzbank AG
8.125%, 09/19/2023 (S)	1,790,000	2,096,538
Corrections Corp. of America
4.625%, 05/01/2023	910,000	894,075
Credit Acceptance Corp.
6.125%, 02/15/2021	1,385,000	1,374,613
Credit Agricole SA
4.375%, 03/17/2025 (S)	1,400,000	1,359,338
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)	1,345,000	1,318,842

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	$1,875,000	$1,908,808
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)	755,000	836,498
Credit Suisse AG
6.500%, 08/08/2023 (S)	1,500,000	1,649,229
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 Year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	975,000	1,030,331
Credito Real SAB de CV
7.500%, 03/13/2019 (S)	1,415,000	1,434,456
Crown Castle International Corp.
5.250%, 01/15/2023	1,000,000	1,046,250
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)	2,000,000	2,070,520
4.883%, 08/15/2020 (S)	1,705,000	1,829,487
6.113%, 01/15/2020 (S)	1,373,000	1,539,279
DDR Corp.
3.500%, 01/15/2021	1,350,000	1,355,766
Discover Bank
2.600%, 11/13/2018	1,705,000	1,706,945
Discover Financial Services
3.950%, 11/06/2024	1,210,000	1,163,784
5.200%, 04/27/2022	1,200,000	1,265,735
Doric Nimrod Air Alpha 2013-1 Class A
Pass Through Trust
5.250%, 05/30/2023 (S)	1,132,885	1,189,530
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2019 (S)	701,099	727,390
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through Trust
5.125%, 11/30/2022 (S)	1,017,144	1,048,270
Dresdner Bank AG
7.250%, 09/15/2015	281,000	281,488
Education Realty Operating
Partnership LP
4.600%, 12/01/2024	840,000	845,074
Enova International, Inc.
9.750%, 06/01/2021	1,235,000	1,025,050
EPR Properties
5.250%, 07/15/2023	2,000,000	2,028,612
7.750%, 07/15/2020	920,000	1,078,050
Equity Commonwealth
5.875%, 09/15/2020	1,200,000	1,310,196
ERP Operating LP
3.375%, 06/01/2025	605,000	588,542
5.125%, 03/15/2016	1,670,000	1,704,896
5.750%, 06/15/2017	775,000	830,946
Essex Portfolio LP
5.500%, 03/15/2017	1,430,000	1,508,341
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	1,275,000	1,169,813
FS Investment Corp.
4.000%, 07/15/2019	1,330,000	1,337,739

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp.
0.800%, 08/15/2036 (P)	$1,245,000	$1,131,007
General Electric Capital Corp. (5.250% to
06/15/2023, then 3 month
LIBOR + 2.967%)
06/15/2023 (Q)	1,145,000	1,164,465
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	1,500,000	1,730,550
Genworth Holdings, Inc.
4.900%, 08/15/2023	400,000	328,000
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,265,000	1,439,576
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	1,655,000	1,849,463
HBOS PLC
6.000%, 11/01/2033 (S)	1,235,000	1,370,974
6.750%, 05/21/2018 (S)	2,570,000	2,835,581
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,296,178
4.250%, 11/15/2023	1,000,000	997,478
Health Care REIT, Inc.
4.500%, 01/15/2024	2,000,000	2,066,430
4.950%, 01/15/2021	575,000	623,554
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,106,368
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	600,000	593,250
ING Bank NV
5.800%, 09/25/2023 (S)	1,515,000	1,638,071
ING Groep NV (6.500% to 04/16/2025,
then 5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (Q)	455,000	436,516
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,154,249
Iron Mountain, Inc.
5.750%, 08/15/2024	1,330,000	1,334,988
6.000%, 08/15/2023	1,215,000	1,242,338
iStar Financial, Inc.
5.000%, 07/01/2019	435,000	421,950
Jefferies Group LLC
5.125%, 04/13/2018	1,100,000	1,159,712
6.875%, 04/15/2021	1,530,000	1,708,390
8.500%, 07/15/2019 (L)	1,280,000	1,520,968
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,000,000	1,017,910
3.375%, 05/01/2023	1,750,000	1,679,395
4.125%, 12/15/2026	1,400,000	1,389,161
4.500%, 01/24/2022	1,300,000	1,387,923
4.625%, 05/10/2021	2,465,000	2,669,622
6.300%, 04/23/2019	1,267,000	1,436,694
JPMorgan Chase & Co. (5.000% to
07/01/2019, then 3 month
LIBOR + 3.320%)
07/01/2019 (Q)	1,615,000	1,574,625

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	$1,095,000	$1,034,775
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	2,440,000	2,574,200
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	2,010,000	2,110,500
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	636,719
Legg Mason, Inc.
3.950%, 07/15/2024	1,340,000	1,358,495
Leucadia National Corp.
5.500%, 10/18/2023	3,770,000	3,794,203
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	2,000,000	2,032,176
Liberty Mutual Group, Inc. (7.800% to
3-15-37, then 3 month
LIBOR + 3.576%)
03/07/2037 (S)	1,385,000	1,613,525
Liberty Property LP
4.400%, 02/15/2024	1,000,000	1,028,656
5.500%, 12/15/2016	1,500,000	1,569,833
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,152,158
8.750%, 07/01/2019	900,000	1,102,071
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 Year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	1,170,000	1,221,188
Loews Corp.
2.625%, 05/15/2023	870,000	823,603
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (S)	1,760,000	1,742,937
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	1,350,000	1,364,918
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	1,600,000	1,608,000
Markel Corp.
5.000%, 03/30/2043	1,730,000	1,736,206
5.350%, 06/01/2021	1,500,000	1,661,528
Marsh & McLennan Companies, Inc.
4.050%, 10/15/2023	2,000,000	2,059,578
McGraw Hill Financial, Inc.
4.000%, 06/15/2025 (S)	1,680,000	1,624,412
4.400%, 02/15/2026 (S)	1,145,000	1,138,239
MetLife, Inc.
3.000%, 03/01/2025	14,000	13,349
6.400%, 12/15/2036	1,175,000	1,291,031
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,575,897
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	1,080,000	1,103,311
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,443,363
Morgan Stanley
0.737%, 10/18/2016 (P)	830,000	828,093

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
3.750%, 02/25/2023	$1,700,000	$1,721,648
4.100%, 05/22/2023	1,100,000	1,103,119
4.300%, 01/27/2045	780,000	741,168
4.875%, 11/01/2022	1,140,000	1,206,118
5.500%, 01/26/2020 to 07/24/2020	2,690,000	2,995,832
5.550%, 04/27/2017	805,000	855,201
5.625%, 09/23/2019	1,000,000	1,111,565
5.950%, 12/28/2017	290,000	316,036
6.625%, 04/01/2018	140,000	156,019
7.300%, 05/13/2019	2,790,000	3,266,295
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	300,000	297,615
Morgan Stanley (5.550% to 07/15/2020,
then 3 month LIBOR + 3.810%)
07/15/2020 (Q)	1,080,000	1,078,650
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	881,969
6.875%, 05/01/2021	635,000	666,750
National Retail Properties, Inc.
3.300%, 04/15/2023	1,740,000	1,679,123
Nationstar Mortgage LLC
6.500%, 07/01/2021	1,085,000	956,156
7.875%, 10/01/2020	1,100,000	1,039,500
9.625%, 05/01/2019	630,000	656,775
NewStar Financial, Inc.
7.250%, 05/01/2020 (S)	1,190,000	1,181,075
Nippon Life Insurance Company (5.100%
to 10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	1,150,000	1,184,500
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	1,050,858
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	835,000	820,251
4.950%, 04/01/2024	2,010,000	2,068,445
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	740,000	832,623
Piedmont Operating Partnership LP
4.450%, 03/15/2024	1,000,000	1,008,496
Prologis International Funding II
4.875%, 02/15/2020 (S)	1,900,000	2,010,559
Prologis LP
4.500%, 08/15/2017	1,250,000	1,315,794
Prudential Financial, Inc.
5.375%, 06/21/2020	700,000	782,050
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month
LIBOR + 3.040%)
03/15/2044	355,000	347,456
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	453,000	477,915
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	910,000	887,250
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,662,000	2,068,525
Realty Income Corp.
3.250%, 10/15/2022	1,020,000	983,681

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Realty Income Corp. (continued)
5.375%, 09/15/2017	$1,250,000	$1,341,650
5.950%, 09/15/2016	560,000	585,272
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	1,500,000	1,600,835
RLI Corp.
4.875%, 09/15/2023	2,000,000	2,080,542
Royal Bank of Scotland Group PLC
(8.000% to 08/15/2025, then 5 Year
U.S. Swap Rate + 5.720%)
08/10/2025 (Q)	700,000	714,875
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	3,755,000	3,811,325
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	914,273
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)	995,000	1,056,690
State Street Corp.
3.100%, 05/15/2023	1,540,000	1,502,057
Stearns Holdings, Inc.
9.375%, 08/15/2020 (S)	520,000	520,000
Stifel Financial Corp.
4.250%, 07/18/2024	2,555,000	2,525,342
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,025,115
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	597,575
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,685,000	2,099,389
The Allstate Corp. (5.750% to 08/15/2023,
then 3 month LIBOR + 2.938%)
08/15/2053	2,000,000	2,060,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018	925,000	1,035,393
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	1,041,867
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	2,200,000	2,209,502
3.750%, 05/22/2025	1,695,000	1,686,388
5.250%, 07/27/2021	2,375,000	2,640,269
5.375%, 03/15/2020	1,000,000	1,108,374
5.950%, 01/18/2018	750,000	818,222
6.150%, 04/01/2018	1,000,000	1,101,992
The Hartford Financial
Services Group, Inc.
5.500%, 03/30/2020	1,325,000	1,482,818
6.625%, 03/30/2040	500,000	630,321
The PNC Financial Services Group, Inc.
2.854%, 11/09/2022 (P)	2,280,000	2,251,721
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	1,110,000	1,048,950

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	$1,440,000	$1,578,600
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	300,000	304,052
USB Realty Corp.
1.436%, 01/15/2017 (P)(Q)(S)	1,125,000	1,020,938
Ventas Realty LP
3.500%, 02/01/2025	290,000	274,301
3.750%, 05/01/2024	505,000	494,374
4.750%, 06/01/2021	1,290,000	1,383,064
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,335,909
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	2,147,000	2,168,470
Weingarten Realty Investors
3.375%, 10/15/2022	1,505,000	1,472,802
Wells Fargo & Company
3.450%, 02/13/2023	1,100,000	1,094,766
3.500%, 03/08/2022	1,700,000	1,744,844
5.375%, 11/02/2043	2,000,000	2,144,926
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)	1,685,000	1,722,913
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	1,660,000	1,662,075
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	2,884,000	3,078,670
Wells Fargo Bank NA
5.850%, 02/01/2037	930,000	1,120,369
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,494,167
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,132,414
		289,592,506
Health care - 2.5%
AbbVie, Inc.
3.600%, 05/14/2025	1,805,000	1,774,885
4.400%, 11/06/2042	2,000,000	1,840,342
Actavis Funding SCS
3.800%, 03/15/2025	2,480,000	2,402,498
4.750%, 03/15/2045	850,000	778,996
Agilent Technologies, Inc.
3.875%, 07/15/2023	930,000	933,501
Alere, Inc.
7.250%, 07/01/2018	800,000	836,000
Allergan, Inc.
3.375%, 09/15/2020	1,487,000	1,489,647
5.750%, 04/01/2016	400,000	409,918
Anthem, Inc.
3.300%, 01/15/2023	1,500,000	1,452,773
4.650%, 08/15/2044	1,280,000	1,201,725
6.375%, 06/15/2037	415,000	483,130
Celgene Corp.
5.000%, 08/15/2045	1,815,000	1,825,148

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Cigna Corp.
4.500%, 03/15/2021	$1,000,000	$1,067,815
6.150%, 11/15/2036	500,000	566,237
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)	509,000	509,000
Covidien International Finance SA
6.000%, 10/15/2017	610,000	664,563
Endo Finance LLC
6.000%, 07/15/2023 to 02/01/2025 (S)	955,000	987,138
7.750%, 01/15/2022 (S)	1,123,000	1,198,803
HCA, Inc.
4.750%, 05/01/2023	1,000,000	1,013,740
5.250%, 04/15/2025	1,150,000	1,191,688
7.500%, 02/15/2022	935,000	1,072,623
Laboratory Corp. of America Holdings
4.000%, 11/01/2023	2,000,000	2,040,816
Mallinckrodt International Finance SA
5.500%, 04/15/2025 (S)	215,000	213,119
5.750%, 08/01/2022 (S)	950,000	970,188
Medco Health Solutions, Inc.
7.125%, 03/15/2018	795,000	888,012
Medtronic, Inc.
4.625%, 03/15/2045	1,280,000	1,304,065
Mylan, Inc.
2.600%, 06/24/2018	940,000	935,861
Perrigo Company PLC
2.300%, 11/08/2018	2,000,000	1,995,006
Quest Diagnostics, Inc.
4.700%, 03/30/2045	1,250,000	1,123,765
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	380,000	387,600
Select Medical Corp.
6.375%, 06/01/2021	885,000	898,275
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	9,000	10,111
UnitedHealth Group, Inc.
1.450%, 07/17/2017	1,410,000	1,411,074
3.750%, 07/15/2025	1,475,000	1,509,850
5.375%, 03/15/2016	15,000	15,388
5.700%, 10/15/2040	1,500,000	1,745,825
5.800%, 03/15/2036	115,000	134,940
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)	375,000	380,156
5.625%, 12/01/2021 (S)	605,000	618,613
6.125%, 04/15/2025 (S)	885,000	911,550
7.500%, 07/15/2021 (S)	790,000	848,263
WellCare Health Plans, Inc.
5.750%, 11/15/2020	565,000	592,544
Zimmer Holdings, Inc.
3.550%, 04/01/2025	2,675,000	2,562,294
		45,197,485
Industrials - 4.5%
Ahern Rentals, Inc.
7.375%, 05/15/2023 (S)	1,325,000	1,159,375
Air Lease Corp.
3.375%, 01/15/2019 (L)	1,305,000	1,314,788
3.875%, 04/01/2021	680,000	686,800
4.750%, 03/01/2020	2,090,000	2,212,850
5.625%, 04/01/2017	510,000	535,500
Aircastle, Ltd.
5.500%, 02/15/2022	710,000	734,850
6.250%, 12/01/2019	560,000	607,600

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Aircastle, Ltd. (continued)
7.625%, 04/15/2020	$430,000	$488,050
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	251,360	286,551
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	1,946,043	2,067,670
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023	1,874,512	1,996,355
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	528,294	542,822
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 05/01/2023	2,090,000	2,053,425
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	635,000	630,638
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	1,881,204	1,975,264
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	661,440	696,165
Builders FirstSource, Inc.
10.750%, 08/15/2023 (S)	755,000	766,325
Casella Waste Systems, Inc.
7.750%, 02/15/2019	1,025,000	1,022,438
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	951,909
5.500%, 03/15/2016	405,000	415,577
7.150%, 02/15/2019	450,000	523,268
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	473,127	493,519
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	131,045	134,649
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	377,624	408,778
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	26,136	27,704
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 01/01/1900	1,026,808	1,133,339
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	510,269	531,955
CSX Corp.
7.375%, 02/01/2019	727,000	843,580
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	1,409,325	1,603,107
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,786,945	2,050,520
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	194,868	209,240

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	$602,000	$608,773
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)	660,000	679,157
EnerSys
5.000%, 04/30/2023 (S)	325,000	312,813
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	2,000,000	1,976,564
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	810,000	816,075
GATX Corp.
5.200%, 03/15/2044	400,000	412,863
General Electric Company
2.700%, 10/09/2022	1,400,000	1,370,223
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)	480,000	489,600
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 (S)	1,170,000	1,208,025
7.125%, 03/15/2021	755,000	799,356
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	718,361
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	1,300,000	1,340,323
Lockheed Martin Corp.
2.900%, 03/01/2025	1,887,000	1,781,294
Masco Corp.
4.450%, 04/01/2025	440,000	439,952
5.850%, 03/15/2017	705,000	744,304
7.125%, 03/15/2020	760,000	877,800
Navios South American Logistics, Inc.
7.250%, 05/01/2022 (S)	910,000	839,475
Nemak SAB de CV
5.500%, 02/28/2023 (S)	800,000	798,000
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	730,429	813,515
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	1,020,000	660,450
7.500%, 09/21/2015 (Q)(S)	620,000	434,000
Optimas OE Solutions Holding LLC
8.625%, 06/01/2021 (S)	460,000	447,350
Owens Corning
4.200%, 12/15/2022	1,255,000	1,261,545
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,100,499
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)	2,035,000	1,971,081
Ryder System, Inc.
2.450%, 11/15/2018	1,850,000	1,857,994
Safway Group Holding LLC
7.000%, 05/15/2018 (S)	530,000	540,542
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	569,000	605,985
Stanley Black & Decker, Inc. (5.750% to
12/15/2018, then 3 month
LIBOR + 4.304%)
12/15/2053	1,350,000	1,446,188
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	4,740,000	3,792,000

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Textron, Inc.
3.875%, 03/01/2025	$590,000	$584,437
7.250%, 10/01/2019	720,000	840,982
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	1,700,000	1,669,179
Trinity Industries, Inc.
4.550%, 10/01/2024	1,840,000	1,726,240
Tutor Perini Corp.
7.625%, 11/01/2018	1,250,000	1,278,125
Tyco Electronics Group SA
2.375%, 12/17/2018	2,020,000	2,029,967
4.875%, 01/15/2021	500,000	547,258
6.550%, 10/01/2017	730,000	801,051
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	110,295	118,126
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	429,863	462,103
Union Pacific Corp.
4.163%, 07/15/2022	686,000	729,268
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026	1,305,000	1,308,263
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022	1,670,000	1,670,000
United Rentals North America, Inc.
5.500%, 07/15/2025	860,000	825,600
5.750%, 11/15/2024	985,000	970,225
6.125%, 06/15/2023	2,000,000	2,035,000
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	1,077,621	1,196,159
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	952,632	1,043,132
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)	1,450,000	1,428,250
		81,512,083
Information technology - 0.6%
Alibaba Group Holding, Ltd.
3.600%, 11/28/2024 (S)	1,400,000	1,327,204
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)	590,000	595,900
Ancestry.com, Inc.
11.000%, 12/15/2020	885,000	983,456
Fiserv, Inc.
3.850%, 06/01/2025	1,386,000	1,367,771
Infor US, Inc.
6.500%, 05/15/2022 (S)	265,000	248,438
Juniper Networks, Inc.
4.350%, 06/15/2025	1,000,000	994,555
Leidos, Inc.
5.500%, 07/01/2033	825,000	785,712
Micron Technology, Inc.
5.875%, 02/15/2022	940,000	925,900
QUALCOMM, Inc.
3.450%, 05/20/2025	1,000,000	932,461
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)	865,000	845,538
VeriSign, Inc.
5.250%, 04/01/2025	870,000	876,525

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)	$730,000	$781,100
		10,664,560
Materials - 2.0%
Alcoa, Inc.
5.720%, 02/23/2019	150,000	157,500
5.870%, 02/23/2022	650,000	672,750
Allegheny Technologies, Inc.
9.375%, 06/01/2019	1,905,000	2,043,113
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,025,000	820,000
ArcelorMittal
10.600%, 06/01/2019	740,000	862,100
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	871,087	918,997
Ashland, Inc.
4.750%, 08/15/2022	1,000,000	992,500
Axiall Corp.
4.875%, 05/15/2023	1,000,000	970,000
Ball Corp.
4.000%, 11/15/2023	1,000,000	942,500
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,360,000	1,360,000
Cemex SAB de CV
6.125%, 05/05/2025 (S)	1,160,000	1,107,800
6.500%, 12/10/2019 (S)	1,050,000	1,065,750
CF Industries, Inc.
4.950%, 06/01/2043	730,000	664,935
Commercial Metals Company
7.350%, 08/15/2018	655,000	697,575
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)	2,000,000	1,977,850
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,080,761
Glencore Finance Canada, Ltd.
4.250%, 10/25/2022 (S)	655,000	599,548
4.950%, 11/15/2021 (S)	1,100,000	1,080,201
Glencore Funding LLC
4.125%, 05/30/2023 (S)	575,000	516,805
4.625%, 04/29/2024 (S)	855,000	775,408
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	957,963
Methanex Corp.
5.650%, 12/01/2044	1,050,000	983,917
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	710,000	691,895
Norbord, Inc.
6.250%, 04/15/2023 (S)	725,000	728,625
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	1,705,000	1,705,000
Platform Specialty Products Corp.
6.500%, 02/01/2022 (S)	1,780,000	1,723,627
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	850,000	794,750
8.250%, 01/15/2021 (S)	530,000	500,850
Rockwood Specialties Group, Inc.
4.625%, 10/15/2020	1,735,000	1,795,725
The Dow Chemical Company
3.000%, 11/15/2022	460,000	445,061
4.125%, 11/15/2021	1,700,000	1,770,229
The Mosaic Company
4.250%, 11/15/2023	1,700,000	1,721,163

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Valspar Corp.
4.200%, 01/15/2022	$1,000,000	$1,026,321
Vulcan Materials Company
4.500%, 04/01/2025	870,000	854,775
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	825,000	781,688
		35,787,682
Telecommunication services - 1.9%
America Movil SAB de CV
4.375%, 07/16/2042	1,500,000	1,366,919
AT&T, Inc.
4.350%, 06/15/2045	762,000	649,400
4.750%, 05/15/2046	535,000	487,797
5.350%, 09/01/2040	257,000	251,700
5.550%, 08/15/2041	800,000	801,581
5.600%, 05/15/2018	500,000	544,909
CC Holdings GS V LLC
3.849%, 04/15/2023	1,190,000	1,170,491
CCO Safari II LLC
6.484%, 10/23/2045 (S)	1,285,000	1,303,262
CenturyLink, Inc.
7.600%, 09/15/2039	1,000,000	855,000
Columbus International, Inc.
7.375%, 03/30/2021 (S)	550,000	578,875
Comcel Trust
6.875%, 02/06/2024 (S)	1,040,000	1,068,600
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018	870,000	984,662
8.750%, 06/15/2030	227,000	320,909
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	1,155,000	1,068,375
Digicel, Ltd.
6.750%, 03/01/2023 (S)	670,000	614,725
GCI, Inc.
6.875%, 04/15/2025	760,000	780,900
Millicom International Cellular SA
4.750%, 05/22/2020 (S)	1,145,000	1,096,338
6.625%, 10/15/2021 (S)	1,000,000	995,500
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)	505,000	506,151
Rogers Communications, Inc.
5.450%, 10/01/2043	2,000,000	2,071,574
SBA Tower Trust
2.933%, 12/15/2017 (S)	895,000	906,862
3.598%, 04/15/2018 (S)	2,365,000	2,363,713
5.101%, 04/17/2017 (S)	940,000	970,727
SoftBank Corp.
4.500%, 04/15/2020 (S)	950,000	952,850
Sprint Capital Corp.
6.875%, 11/15/2028	900,000	774,000
8.750%, 03/15/2032	685,000	648,181
T-Mobile USA, Inc.
6.125%, 01/15/2022	485,000	500,156
6.250%, 04/01/2021	560,000	578,368
Telecom Italia Capital SA
7.200%, 07/18/2036	760,000	839,325
Verizon Communications, Inc.
4.272%, 01/15/2036	2,045,000	1,831,422
4.400%, 11/01/2034	875,000	804,592
4.522%, 09/15/2048	615,000	548,616
4.672%, 03/15/2055	991,000	857,733
5.012%, 08/21/2054	1,643,000	1,498,728

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Verizon Communications, Inc. (continued)
6.550%, 09/15/2043	$905,000	$1,068,591
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	925,000	945,813
		33,607,345
Utilities - 2.4%
AES Corp.
4.875%, 05/15/2023	1,300,000	1,209,000
Appalachian Power Company
7.000%, 04/01/2038	425,000	543,618
Arizona Public Service Company
5.500%, 09/01/2035	222,000	247,203
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	107,000	115,560
Berkshire Hathaway Energy Company
3.750%, 11/15/2023	2,000,000	2,041,108
BVPS II Funding Corp.
8.890%, 06/01/2017	55,000	57,008
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	13,246
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	215,893
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,115,212
Centrica PLC
4.000%, 10/16/2023 (S)	2,000,000	2,009,754
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025 (S)	1,085,000	1,034,202
Commonwealth Edison Company
5.800%, 03/15/2018	1,270,000	1,399,082
Duke Energy Corp.
3.950%, 10/15/2023	2,000,000	2,059,566
Dynegy, Inc.
6.750%, 11/01/2019	375,000	388,828
7.625%, 11/01/2024	1,750,000	1,820,000
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	1,520,000	1,535,200
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	1,055,000	989,063
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,027,437
Exelon Generation Company LLC
5.600%, 06/15/2042	298,000	295,217
FirstEnergy Corp.
4.250%, 03/15/2023	1,500,000	1,502,933
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	1,120,000	1,200,640
6.875%, 06/21/2023 (S)	655,000	749,755
7.250%, 01/15/2019 (S)	1,195,000	1,362,300
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/01/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	522,600
NiSource Finance Corp.
4.800%, 02/15/2044	3,140,000	3,157,364
5.650%, 02/01/2045	2,000,000	2,272,924
NRG Yield Operating LLC
5.375%, 08/15/2024	790,000	760,375
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,723,303

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company
8.250%, 10/15/2018	$455,000	$541,865
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,092,477
PNPP II Funding Corp.
9.120%, 05/30/2016	71,000	72,344
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,590,000	1,565,846
3.500%, 12/01/2022	1,530,000	1,530,846
PSEG Power LLC
8.625%, 04/15/2031	214,000	287,222
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,135,643
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,264,663
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	870,738
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	790,000	872,555
Talen Energy Supply LLC
6.500%, 06/01/2025 (S)	690,000	639,975
TransAlta Corp.
6.650%, 05/15/2018	580,000	631,827
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	770,405
W3A Funding Corp.
8.090%, 01/02/2017	704,523	704,421
		43,349,218
TOTAL CORPORATE BONDS (Cost $722,397,204)		$731,339,986

CAPITAL PREFERRED SECURITIES - 0.8%
Financials - 0.8%
BAC Capital Trust XIV, Series G
4.000%, 09/04/2015 (P)(Q)	1,479,000	1,136,804
Goldman Sachs Capital II
4.000%, 09/21/2015 (P)(Q)	2,195,000	1,612,447
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,650,000	1,656,188
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month
LIBOR + 3.960%)
12/15/2037 (S)	375,000	467,813
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	905,000	1,253,425
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,227,000	1,264,765
State Street Capital Trust IV
1.286%, 06/15/2037 (P)	1,830,000	1,560,075
SunTrust Preferred Capital I
4.000%, 09/21/2015 (P)(Q)	102,000	80,580
USB Capital IX
3.500%, 09/21/2015 (P)(Q)	1,525,000	1,240,969
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	2,120,000	2,151,800

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2037 (S)	$2,047,000	$2,118,645
		14,543,511
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $14,098,850)		$14,543,511

TERM LOANS (M) - 0.2%
Consumer staples - 0.0%
The Sun Products Corp.
5.500%, 03/23/2020	825,429	793,443
Financials - 0.0%
Walter Investment Management Corp.
4.750%, 12/19/2020	451,632	426,416
Industrials - 0.1%
Delta Air Lines, Inc.
3.250%, 10/18/2018	534,280	532,694
Gol LuxCo SA TBD 08/19/2020 (T)	885,000	879,469
WP CPP Holdings LLC
4.500%, 12/28/2019	487,500	483,234
		1,895,397
Utilities - 0.1%
ExGen Texas Power LLC
5.750%, 09/16/2021	838,428	802,795
La Frontera Generation LLC
4.500%, 09/30/2020	471,509	455,595
		1,258,390
TOTAL TERM LOANS (Cost $4,451,684)		$4,373,646

CONVERTIBLE BONDS - 0.0%
Utilities - 0.0%
NRG Yield, Inc.
3.250%, 06/01/2020 (S)	835,000	731,147
TOTAL CONVERTIBLE BONDS (Cost $835,000)		$731,147

MUNICIPAL BONDS - 0.2%
Buckeye Ohio Tobacco Settlement
Financing Authority, Series A-2
5.875%, 06/01/2030	850,000	710,252
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	744,282
State of Hawaii Department of Business
Economic Development & Tourism
1.467%, 07/01/2022	1,929,535	1,925,927
TOTAL MUNICIPAL BONDS (Cost $3,236,829)		$3,380,461

COLLATERALIZED MORTGAGE
OBLIGATIONS - 18.1%
Commercial and residential - 15.0%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
0.779%, 08/25/2035 (P)	809,275	777,871
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.819%, 12/25/2046	3,847,028	386,619

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.419%, 06/25/2045 (P)	$1,650,456	$1,537,184
Series 2005-1, Class AHM,
2.480%, 06/25/2045 (P)	986,552	977,876
Series 2004-4, Class 5A,
2.480%, 02/25/2045 (P)	143,718	145,769
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	2,150,000	2,451,017
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	4,257,000	4,838,004
AOA Mortgage Trust, Series 2015-1177,
Class C 3.110%, 12/13/2029 (P)(S)	1,200,000	1,172,137
BAMLL Commercial
Mortgage Securities Trust
Series 2013-DSNY, Class E,
2.787%, 09/15/2026 (P)(S)	965,000	964,999
Series 2014-ICTS, Class D,
2.098%, 06/15/2028 (P)(S)	685,000	680,258
Series 2014-ICTS, Class E,
3.148%, 06/15/2028 (P)(S)	390,000	388,077
Series 2015-200P, Class F,
3.716%, 04/14/2033 (P)(S)	1,375,000	1,194,370
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-5, Class AM,
5.448%, 09/10/2047	1,750,000	1,805,685
Series 2006-6, Class AJ,
5.421%, 10/10/2045	1,800,000	1,834,776
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,650,000	1,711,525
Series 2007-3, Class AJ,
5.741%, 06/10/2049 (P)	1,500,000	1,545,882
Series 2007-3, Class AM,
5.741%, 06/10/2049 (P)	1,000,000	1,058,288
Series 2007-3, Class AMF,
5.317%, 06/10/2049	2,100,000	2,212,008
Series 2007-4, Class AM,
6.002%, 02/10/2051 (P)	2,800,000	2,984,845
Series 2007-5, Class AM,
5.772%, 02/10/2051 (P)	747,000	787,605
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2005-5, Class XC IO
0.228%, 10/10/2045 (S)	19,794,615	4,315
Banc of America Mortgage Trust,
Series 2003-I, Class 2A6
2.765%, 10/25/2033 (P)	1,769,665	1,805,503
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.549%, 04/25/2035 (P)(S)	1,569,417	1,440,714
Series 2005-3A, Class A1,
0.519%, 11/25/2035 (P)(S)	926,422	822,872
Series 2005-4A , Class A2,
0.589%, 01/25/2036 (P)(S)	1,009,442	888,213
Series 2006-1A, Class A2,
0.559%, 04/25/2036 (P)(S)	529,306	453,113
Series 2006-2A, Class A2,
0.479%, 07/25/2036 (P)(S)	964,432	800,888

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Trust, Series 2015, Class C
2.187%, 02/15/2028 (P)(S)	$705,000	$696,180
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1,
0.899%, 01/25/2035 (P)	2,034,781	1,974,740
Series 2005-1, Class A1,
0.759%, 01/25/2035 (P)	1,169,503	1,112,036
Series 2005-5, Class 1A4,
0.759%, 07/25/2035 (P)	1,305,121	1,240,837
Series 2005-7, Class 11A1,
0.739%, 08/25/2035 (P)	2,867,078	2,733,145
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	1,565,692	1,591,687
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	923,146	953,059
Bear Stearns Commercial
Mortgage Securities Trust
Series 2004-PWR6, Class X1 IO,
0.614%, 11/11/2041 (S)	6,989,637	125,932
Series 2005-PWR8, Class X1 IO,
0.484%, 06/11/2041 (S)	3,000,781	822
Series 2007-PWR16, Class AJ,
5.895%, 06/11/2040 (P)	700,000	711,148
Series 2004-PWR5, Class X1 IO,
0.728%, 07/11/2042 (S)	30,822	530
Series 2004-T16, Class X1 IO,
0.501%, 02/13/2046 (S)	31,936	247
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.409%, 12/25/2036 (P)	1,024,444	822,869
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.846%, 07/05/2033 (P)(S)	1,000,000	1,004,715
Series 2014-ATLS, Class DFL,
3.190%, 07/05/2033 (P)(S)	1,625,000	1,597,427
BLCP Hotel Trust, Series 2014-CLRN,
Class D 2.698%, 08/15/2029 (P)(S)	2,035,000	2,025,582
BWAY Mortgage Trust
Series 2013-1515, Class F,
3.927%, 03/10/2033 (P)(S)	1,670,000	1,548,032
Series 2013-1515, Class XB IO,
0.534%, 03/10/2033 (S)	46,410,000	1,632,518
Series 2015-1740, Class D,
3.787%, 01/13/2035 (P)(S)	1,210,000	1,159,225
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2,
3.950%, 05/15/2029 (P)(S)	1,475,000	1,424,104
Series 2015-JWRZ, Class GL1,
3.048%, 05/15/2029 (P)(S)	1,000,000	998,480
Series 2015-JWRZ, Class GL2,
3.886%, 05/15/2029 (P)(S)	1,340,000	1,324,318
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.198%, 12/15/2027 (P)(S)	1,805,000	1,801,477
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.517%, 04/15/2044 (S)	11,748,341	243,167
CGBAM Commercial Mortgage,
Series 2015-SMRT, Class F
3.912%, 04/10/2028 (P)(S)	1,075,000	1,021,997

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.604%, 07/20/2034 (P)	$423,976	$426,445
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD3, Class AJ,
5.688%, 10/15/2048	500,000	474,680
Series 2007-CD4, Class AMFX,
5.366%, 12/11/2049 (P)	2,450,000	2,535,527
COBALT CMBS Commercial
Mortgage Trust, Series 2007-C3,
Class AJ 5.959%, 05/15/2046 (P)	700,000	713,951
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank)
Series 2014-CR15, Class D,
4.918%, 02/10/2047 (P)(S)	500,000	482,569
Series 2014-CR16, Class XA IO,
1.421%, 04/10/2047	12,070,596	825,074
Commercial Mortgage Trust
(Deutsche Bank)
Series 2012-CR3, Class XA IO,
2.308%, 10/15/2045	33,196,553	3,313,248
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	850,000	930,361
Series 2012-LC4, Class XA IO,
2.577%, 12/10/2044 (S)	5,830,729	600,769
Series 2013-300P, Class D,
4.540%, 08/10/2030 (P)(S)	1,620,000	1,661,302
Series 2013-300P, Class E,
4.540%, 08/10/2030 (P)(S)	800,000	784,035
Series 2013-CR11, Class B,
5.331%, 10/10/2046 (P)	2,500,000	2,753,083
Series 2013-CR13, Class C,
4.912%, 12/10/2023 (P)	960,000	989,395
Series 2013-CR6, Class XA IO,
1.650%, 03/10/2046	13,717,931	785,516
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	1,290,000	1,407,396
Series 2014-FL4, Class D,
2.031%, 07/13/2031 (P)(S)	1,555,000	1,548,679
Series 2014-TWC, Class D,
2.437%, 02/13/2032 (P)(S)	1,390,000	1,378,934
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley),
Series 2014-PAT, Class D
2.336%, 08/13/2027 (P)(S)	2,005,000	2,000,150
Commercial Mortgage Trust
(Deutsche Bank/UBS)
Series 2014-UBS2, Class D,
5.183%, 03/10/2047 (P)(S)	1,000,000	944,679
Series 2014-UBS2, Class XA IO,
1.586%, 03/10/2047	10,390,667	843,203
Commercial Mortgage Trust (Goldman
Sachs/Royal Bank of Scotland),
Series 2007-GG11, Class AJ
6.252%, 12/10/2049 (P)	1,230,000	1,271,643
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO,
2.044%, 08/15/2045	24,636,075	2,222,149
Series 2014-CR15, Class XA IO,
1.485%, 02/10/2047	18,216,451	1,146,052

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Wells
Fargo) (continued)
Series 2014-CR16, Class C,
5.069%, 04/10/2047 (P)	$1,315,000	$1,349,504
Core Industrial Trust, Series 2015-CALW,
Class F 3.979%, 02/10/2034 (S)(P)	1,575,000	1,504,325
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL,
0.428%, 01/15/2049 (P)	1,000,000	962,499
Series 2007-C3, Class AM,
5.889%, 06/15/2039 (P)	1,550,000	1,591,714
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.811%, 02/15/2038 (S)	4,286,222	3,699
Credit Suisse Mortgage Trust,
Series 2014-ICE, Class D
2.348%, 04/15/2027 (P)(S)	1,800,000	1,786,466
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,468,555	2,477,271
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,234,916
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.469%, 06/25/2034 (P)	1,383,653	1,309,979
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.655%, 07/19/2044 (P)	1,666,113	1,520,377
Extended Stay America Trust
Series 2013-ESFL, Class DFL,
3.334%, 12/05/2031 (P)(S)	228,253	227,675
Series 2013-ESH5, Class C5,
2.674%, 12/05/2031 (S)	1,150,000	1,150,726
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.188%, 08/25/2034 (P)	645,897	637,992
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.781%, 11/25/2049 (P)(S)	1,055,000	1,130,342
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	875,000	930,268
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX,
3.495%, 12/15/2019 (P)(S)	735,000	715,476
Series 2015-NRF, Class EFX,
3.495%, 12/15/2019 (P)(S)	2,245,000	2,101,687
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.007%, 06/10/2048 (S)	107,178	0
Great Wolf Trust, Series 2015-WOLF,
Class D 3.688%, 05/15/2034 (P)(S)	1,725,000	1,725,561
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG5, Class AJ,
5.500%, 04/10/2037 (P)	925,000	926,117
Series 2006-GG7, Class AM,
6.013%, 07/10/2038 (P)	1,465,000	1,503,562
Series 2007-GG11, Class AM,
5.867%, 12/10/2049 (P)	1,500,000	1,592,232
GS Mortgage Securities Corp. Trust,
Series 2014-NEW, Class D
3.790%, 01/10/2031 (S)	1,300,000	1,254,019

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ,
5.710%, 04/10/2038 (P)	$1,500,000	$1,512,878
Series 2010-C2, Class XA IO,
0.801%, 12/10/2043 (S)	42,668,341	308,577
Series 2011-GC5, Class XA IO,
1.814%, 08/10/2044 (S)	23,403,335	1,142,668
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,143,575
Series 2005-GG4, Class XC IO,
0.718%, 07/10/2039 (S)	147,876	64
Series 2006-GG6, Class AM,
5.622%, 04/10/2038 (P)	3,000,000	3,030,804
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.394%, 08/19/2045	4,011,243	230,490
Series 2005-9, Class 2A1C,
0.653%, 06/20/2035 (P)	1,909,714	1,753,547
Series 2005-8, Class 1X IO,
2.065%, 09/19/2035	4,057,582	229,643
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	5,482,431	91,008
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	5,692,395	88,232
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	4,407,578	58,621
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.338%, 07/15/2029 (P)(S)	1,475,000	1,459,234
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.941%, 11/05/2030 (P)(S)	1,182,558	1,181,308
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	1,426,000	1,431,878
Series 2013-HLT, Class EFX,
4.601%, 11/05/2030 (P)(S)	1,000,000	1,002,988
Impac Secured Assets Trust,
Series 2006-5, Class 2A
0.399%, 12/25/2036 (P)	1,018,514	963,222
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.333%, 07/25/2035	19,577,885	1,413,837
Series 2005-AR8, Class AX2 IO,
2.296%, 04/25/2035	20,914,919	1,496,588
Series 2005-AR18, Class 1X IO,
2.097%, 10/25/2036	14,771,683	1,347,628
Series 2005-AR18, Class 2X IO,
1.774%, 10/25/2036	18,781,700	768,510
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.211%, 05/15/2048 (S)	25,296,705	1,080,599
JPMBB Commercial
Mortgage Securities Trust
Series 2013-C14, Class XA IO,
1.135%, 08/15/2046	19,376,662	745,498
Series 2014-C19, Class C,
4.833%, 04/15/2047 (P)	2,185,000	2,181,653
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB13, Class AJ,
5.519%, 01/12/2043 (P)	1,000,000	984,761
Series 2005-LDP5, Class AM,
5.447%, 12/15/2044 (P)	2,000,000	2,004,254

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust (continued)
Series 2005-LDP5, Class A4,
5.405%, 12/15/2044 (P)	$719,467	$718,618
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	2,000,000	2,052,224
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,749,112
Series 2006-LDP8, Class C,
5.549%, 05/15/2045 (P)	1,000,000	1,011,820
Series 2007-CB19, Class AJ,
5.884%, 02/12/2049 (P)	700,000	653,121
Series 2007-LD12, Class AM,
6.208%, 02/15/2051 (P)	2,115,000	2,256,390
Series 2011-C3A, Class XA IO,
1.342%, 02/15/2046 (S)	22,086,224	792,608
Series 2011-C4, Class XA IO,
1.626%, 07/15/2046 (S)	30,634,357	1,085,620
Series 2012-HSBC, Class XA IO,
1.582%, 07/05/2032 (S)	24,735,000	2,128,966
Series 2014-FBLU, Class D,
2.788%, 12/15/2028 (P)(S)	1,730,000	1,730,561
Series 2014-FL5, Class C,
2.200%, 07/15/2031 (P)(S)	2,740,000	2,731,646
Series 2014-INN, Class F,
4.198%, 06/15/2029 (P)(S)	2,390,000	2,351,146
Series 2014-PHH, Class C,
2.288%, 08/15/2027 (P)(S)	1,985,000	2,000,515
Series 2015-MAR7, Class C,
4.490%, 06/05/2032 (S)	1,625,000	1,624,306
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,195,687	1,238,246
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	3,727,031	3,887,390
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ,
5.276%, 02/15/2041 (P)	800,000	804,157
Series 2006-C4, Class AJ,
6.048%, 06/15/2038 (P)	950,000	971,483
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	1,000,000	1,029,692
Series 2007-C7, Class AJ,
6.455%, 09/15/2045 (P)	1,300,000	1,362,405
Series 2004-C1, Class XCL IO,
0.676%, 01/15/2036 (S)	5,233,893	11,944
Series 2005-C1, Class XCL IO,
0.464%, 02/15/2040 (S)	45,811	253
Lehman Brothers Small Balance
Commercial, Series 2005-1A, Class A
0.449%, 02/25/2030 (P)(S)	1,065,582	995,261
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.299%, 11/25/2034 (P)	1,675,000	1,619,129
Series 2004-13, Class 2A1,
2.684%, 04/21/2034 (P)	255,651	257,326
Series 2004-8, Class 5A1,
2.628%, 08/25/2034 (P)	219,216	217,954
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	817,950	848,970

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2005-2, Class 1A
1.673%, 10/25/2035 (P)	$1,421,996	$1,379,009
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.492%, 02/12/2051 (S)	44,496,562	331,677
Series 2005-CIP1, Class XC IO,
0.230%, 07/12/2038 (S)	18,385,028	184
Series 2006-C2, Class X IO,
0.546%, 08/12/2043 (S)	13,326,642	40,979
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-4, Class AJ,
5.239%, 12/12/2049	1,000,000	1,003,097
Series 2007-5, Class AM,
5.419%, 08/12/2048	2,740,000	2,851,477
Series 2007-5, Class AMFL,
0.374%, 08/12/2048 (P)(S)	1,000,000	939,300
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	3,050,000	3,139,816
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
1.972%, 08/15/2045 (S)	18,368,630	1,347,762
Series 2012-C6, Class XA IO,
2.247%, 11/15/2045 (S)	14,203,464	1,182,311
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	1,006,729
Series 2013-C7, Class C,
4.321%, 02/15/2046 (P)	899,000	899,832
Series 2013-C7, Class XA IO,
1.816%, 02/15/2046	29,291,105	2,269,651
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	745,000	740,947
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class D,
5.862%, 07/12/2044 (P)	900,000	912,548
Series 2006-T23, Class A4,
6.009%, 08/12/2041 (P)	554,334	566,574
Series 2007-IQ14, Class AM,
5.865%, 04/15/2049 (P)	3,595,000	3,733,292
Series 2011-C3, Class XA IO,
1.356%, 07/15/2049 (S)	18,809,332	577,052
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,456,914
Series 2014-150E, Class D,
4.438%, 09/09/2032 (P)(S)	3,385,000	3,410,381
Series 2015, Class XLF1 C,
2.394%, 08/14/2031 (P)(S)	1,635,000	1,626,814
Series 2005-IQ9, Class X1 IO,
1.484%, 07/15/2056 (S)	118,188	2,034
Series 2005-T17, Class X1 IO,
0.941%, 12/13/2041 (S)	141,205	585
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 2A2
2.847%, 08/25/2034 (P)	1,900,394	1,882,223
MortgageIT Trust, Series 2005-2,
Class 1A2 0.529%, 05/25/2035 (P)	1,174,340	1,096,229
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2004-AP3, Class A6
4.793%, 10/25/2034 (P)	271,423	280,582

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Opteum Mortgage Acceptance Corp.
Asset Backed Pass-Through
Certificates, Series 2005-3, Class APT
0.489%, 07/25/2035 (P)	$1,265,093	$1,232,543
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.324%, 12/25/2045	10,183,946	1,293,512
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	1,425	1,442
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.403%, 05/20/2035 (P)	3,460	3,162
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	810,000	811,166
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.649%, 11/25/2023 (P)	1,249,339	1,249,616
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	900,000	935,240
TMSQ Mortgage Trust, Series 2011-1500,
Class D 3.963%, 10/10/2036 (P)(S)	1,090,000	1,055,298
UBS Commercial Mortgage Trust,
Series 2012-C1, Class B
4.822%, 05/10/2045	850,000	907,842
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.885%, 05/10/2063 (S)	22,772,248	1,562,700
VNDO Mortgage Trust,
Series 2013-PENN, Class D
4.079%, 12/13/2029 (P)(S)	1,919,000	1,942,746
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C21, Class AJ,
5.451%, 10/15/2044 (P)	2,170,000	2,169,037
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	2,000,000	2,027,878
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	1,500,000	1,524,023
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,775,000	2,919,408
Series 2007-C33, Class AJ,
6.150%, 02/15/2051 (P)	1,000,000	1,029,095
Series 2005-C17, Class XC IO,
0.189%, 03/15/2042 (S)	2,109,147	9,327
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.599%, 06/25/2044 (P)	936,879	867,008
Series 2004-CB2, Class 1A,
5.000%, 07/25/2034	1,063,639	1,120,503
Series 2005-AR13, Class X IO,
1.477%, 10/25/2045	638,973	46,450
Series 2005-AR19, Class A1A2,
0.489%, 12/25/2045 (P)	1,849,888	1,698,802
Series 2005-AR2, Class 2A1B,
0.569%, 01/25/2045 (P)	2,555,303	2,313,134
Series 2005-AR2, Class 2A3,
0.549%, 01/25/2045 (P)	1,012,218	935,049
Series 2005-AR8, Class 2AB2,
0.619%, 07/25/2045 (P)	3,094,111	2,865,685
Series 2005-AR8, Class 2AB3,
0.559%, 07/25/2045 (P)	804,515	740,749

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	$7,113	$7,212
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.710%, 03/18/2028 (P)(S)	4,125,000	4,043,865
Series 2013-BTC, Class E,
3.668%, 04/16/2035 (P)(S)	2,735,000	2,519,671
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.723%, 03/25/2035 (P)	806,426	805,807
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO,
1.218%, 02/15/2044 (S)	73,502,162	1,784,780
Series 2011-C3, Class XA IO,
1.722%, 03/15/2044 (S)	39,858,359	1,827,267
Series 2012-C10, Class XA IO,
1.920%, 12/15/2045 (S)	8,732,274	770,798
Series 2012-C9, Class XA IO,
2.344%, 11/15/2045 (S)	23,361,397	2,333,804
Series 2013-C15, Class B,
4.630%, 08/15/2046 (P)	1,505,000	1,577,655
Series 2013-C15, Class C,
4.630%, 08/15/2046 (P)	1,000,000	1,008,280
Series 2013-C16, Class B,
5.148%, 09/15/2046 (P)	880,000	954,878
Series 2013-C16, Class XA IO,
1.195%, 09/15/2046	15,408,458	760,700
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
2.769%, 11/15/2029 (P)(S)	192,823	191,217
		270,398,210
U.S. Government Agency - 3.1%
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2,
2.049%, 10/25/2027 (P)	1,255,000	1,247,798
Series 2015-DNA1, Class M3,
3.499%, 10/25/2027 (P)	425,000	402,650
Series 290, Class IO,
3.500%, 11/15/2032	4,661,511	825,076
Series 3387, Class SB IO,
6.222%, 11/15/2037	6,889,981	1,381,228
Series 3632, Class AP,
3.000%, 02/15/2040	2,799,853	2,890,974
Series 3830, Class NI IO,
4.500%, 01/15/2036	4,262,360	312,881
Series 3943, Class DI IO,
4.000%, 11/15/2039	3,647,648	380,952
Series 4030, Class BI IO,
5.000%, 01/15/2042	2,451,146	401,140
Series K006, Class BX1 IO,
5.532%, 02/25/2020	4,480,473	943,874
Series K010, Class X1 IO,
0.493%, 10/25/2020	35,371,814	385,800
Series K011, Class X1 IO,
0.473%, 11/25/2020	54,638,638	762,919
Series K014, Class X1 IO,
1.408%, 04/25/2021	14,900,005	870,399
Series K015, Class X1 IO,
1.803%, 07/25/2021	20,457,641	1,629,656

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K017, Class X1 IO,
1.571%, 12/25/2021	$24,353,455	$1,744,438
Series K018, Class X1 IO,
1.578%, 01/25/2022	10,646,920	768,963
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	998,313
Series K021, Class X1 IO,
1.630%, 06/25/2022	16,626,162	1,362,464
Series K022, Class X1 IO,
1.418%, 07/25/2022	30,684,146	2,178,083
Series K024, Class X1 IO,
1.013%, 09/25/2022	11,005,661	549,579
Series K026, Class X1 IO,
1.167%, 11/25/2022	13,586,034	816,765
Series K038, Class A2,
3.389%, 03/25/2024	3,600,000	3,759,235
Series K705, Class X1 IO,
1.880%, 09/25/2018	15,417,655	710,754
Series K707, Class X1 IO,
1.679%, 12/25/2018	11,332,737	499,570
Series K709, Class X1 IO,
1.662%, 03/25/2019	32,890,370	1,534,895
Series K710, Class X1 IO,
1.905%, 05/25/2019	24,644,898	1,367,866
Series KAIV, Class X1 IO,
1.349%, 06/25/2021	25,489,771	1,507,057
Series KS01, Class X1 IO,
1.756%, 01/25/2023	16,470,654	1,150,393
Series T-41, Class 3A,
6.625%, 07/25/2032 (P)	1,779	2,045
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	386	446
Series 2011-118, Class CD,
3.500%, 10/25/2039	3,604,770	3,757,810
Series 2011-41, Class KA,
4.000%, 01/25/2041	1,114,505	1,173,516
Series 2011-86, Class NA,
4.000%, 01/25/2041	1,993,339	2,059,918
Series 2012-103, Class PS IO,
6.451%, 04/25/2042	3,467,779	750,602
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	4,618,168	820,592
Series 2012-30, Class PB,
2.250%, 10/25/2040	2,491,482	2,509,261
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,352,843	2,277,142
Series 2012-M5, Class X IO,
0.726%, 02/25/2022	32,572,972	1,033,768
Series 2012-MB, Class X1 IO,
2.239%, 12/25/2019	10,700,540	549,430
Series 2013-M11, Class SA IO,
6.471%, 01/25/2018	11,835,248	758,994
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,168,859	212,690
Series 402, Class 4 IO,
4.000%, 10/25/2039	682,081	112,537
Series 402, Class 7 IO,
4.500%, 11/25/2039	670,027	127,712
Series 407, Class 15 IO,
5.000%, 01/25/2040	1,256,315	237,496

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 407, Class 21 IO,
5.000%, 01/25/2039	$575,337	$120,794
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,105,802	235,118
Series 407, Class 8 IO,
5.000%, 03/25/2041	561,123	122,785
Series 407, Class C6 IO,
5.500%, 01/25/2040	4,227,155	937,691
Series 2002-W3, Class A5,
7.500%, 11/25/2041	13,871	16,220
Government National
Mortgage Association
Series 2008-90, Class IO,
0.723%, 12/16/2050	6,692,582	590,714
Series 2012-114, Class IO,
0.921%, 01/16/2053	20,274,686	1,503,429
Series 2012-120, Class IO,
0.913%, 02/16/2053	15,963,735	1,063,137
Series 2012-125, Class IO,
0.724%, 02/16/2053	18,899,288	983,973
Series 2012-70, Class IO,
0.763%, 08/16/2052	12,115,992	600,250
Series 2013-42, Class IA IO,
3.500%, 03/20/2043	5,839,819	867,901
Series 2013-63, Class IO,
0.758%, 09/16/2051	20,908,228	1,280,922
		56,090,615
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $323,724,982)		$326,488,825

ASSET BACKED SECURITIES - 11.2%
ABCLO 2007-1, Ltd., Series 2007-1A,
Class C 2.139%, 04/15/2021 (P)(S)	2,000,000	1,982,584
ACA CLO, Ltd., Series 2007-1A, Class E
5.039%, 06/15/2022 (P)(S)	1,096,477	1,053,679
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-HE3, Class M2
0.874%, 05/25/2035 (P)	1,035,000	993,708
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1
0.641%, 10/25/2035 (P)	2,915,000	2,647,190
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.454%, 05/10/2032 (P)(S)	494,420	491,329
Ally Auto Receivables Trust
Series 2014-2, Class A4,
1.840%, 01/15/2020	2,245,000	2,262,947
Series 2015-1, Class A4,
1.750%, 05/15/2020	1,635,000	1,639,789
Ally Master Owner Trust
Series 2012-4, Class A,
1.720%, 07/15/2019	860,000	864,572
Series 2015-3, Class A,
1.630%, 05/15/2020	2,515,000	2,507,948
Alterna Funding I LLC, Series 2014-1A
1.639%, 02/15/2021 (S)	606,443	606,139
American Express Credit
Account Master Trust
Series 2014-3, Class A,
1.490%, 04/15/2020	2,295,000	2,310,659

Active Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
American Express Credit Account
Master Trust (continued)
Series 2014-4, Class A,
1.430%, 06/15/2020	$2,505,000	$2,509,544
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.609%, 01/25/2036 (P)	1,100,000	1,011,082
Series 2005-R3, Class M2,
0.669%, 05/25/2035 (P)	1,350,000	1,277,945
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	47	51
Apidos CDO IV, Series 2006-4A, Class E
3.895%, 10/27/2018 (P)(S)	700,000	686,162
Apidos Cinco CDO, Ltd., Series 2007-CA,
Class D 4.559%, 05/14/2020 (P)(S)	1,000,000	969,833
Apidos Quattro CDO, Series 2006-QA,
Class E 3.887%, 01/20/2019 (P)(S)	500,000	492,480
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	3,035,000	3,090,046
Argent Securities, Inc.
Series 2003-W10, Class M1,
1.279%, 01/25/2034 (P)	814,059	752,343
Series 2004-W6, Class M1,
1.024%, 05/25/2034 (P)	531,688	507,656
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	1,100,000	1,107,637
Babson Mid-Market CLO, Inc.,
Series 2007-2A, Class E
3.939%, 04/15/2021 (P)(S)	1,000,000	983,024
Bank of the West Auto Trust
Series 2014-1, Class A4,
1.650%, 03/16/2020 (S)	2,035,000	2,043,421
Series 2015-1, Class A4,
1.660%, 09/15/2020 (S)	2,045,000	2,039,736
Battalion Clo, Ltd., Series 2007-1A,
Class D 2.436%, 07/14/2022 (P)(S)	1,250,000	1,223,323
Bayview Financial Mortgage Pass-
Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041 (P)	1,275,000	1,325,472
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2,
0.439%, 07/25/2036 (P)(S)	2,329,878	2,189,365
Series 2006-1A, Class A3,
0.549%, 07/25/2036 (P)(S)	1,315,000	1,122,500
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.499%, 06/27/2033 (P)(S)	1,426,169	1,296,423
California Republic
Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	1,335,000	1,349,833
Series 2015-2, Class A4,
1.750%, 01/15/2021	2,015,000	2,017,559
Capital One Multi-Asset Execution Trust,
Series 2015-A5, Class A5
1.600%, 05/17/2021	2,330,000	2,333,954
CarMax Auto Owner Trust
Series 2014-3, Class A3,
1.160%, 06/17/2019	2,065,000	2,063,984
Series 2015-2, Class A4,
1.800%, 03/15/2021	975,000	974,397

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Chase Issuance Trust
Series 2014-A6, Class A,
1.260%, 07/15/2019	$1,666,000	$1,669,350
Series 2014-A7, Class A,
1.380%, 11/15/2019	2,735,000	2,742,182
Series 2015, Class A2A,
1.590%, 02/18/2020	2,575,000	2,585,923
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	900,000	902,601
CIFC Funding Ltd., Series 2006-1A,
Class B2L 4.287%, 10/20/2020 (P)(S)	477,542	477,527
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	1,115,000	1,212,770
Series 2014-A8, Class A8,
1.730%, 04/09/2020	2,860,000	2,885,102
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
6.265%, 06/25/2037 (P)	456,804	473,070
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	3,908,481	3,996,176
CNH Equipment Trust, Series 2015-C,
Class A3 1.660%, 11/16/2020	2,905,000	2,908,730
COA Caerus CLO, Ltd., Series 2007-6A,
Class D 7.036%, 12/13/2019 (P)(S)	1,000,000	999,926
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	1,306,669	1,389,727
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.613%, 02/25/2035 (P)	1,187,555	1,204,837
Credit Suisse Mortgage Trust,
Series 2006-CF2, Class M1
0.669%, 05/25/2036 (P)(S)	2,295,002	2,239,995
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.619%, 07/25/2035 (P)	790,000	763,191
Series 2006-MH1, Class B1,
5.329%, 10/25/2036 (P)(S)	460,000	415,167
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,686,667	1,677,318
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	4,860,575	4,861,251
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%, 04/15/2020	3,620,000	3,625,014
Driven Brands Funding LLC,
Series 2015-1A, Class A2
5.216%, 07/20/2045 (S)	1,540,000	1,524,600
Duane Street CLO III, Ltd.,
Series 2006-3A, Class D
1.786%, 01/11/2021 (P)(S)	1,200,000	1,181,064
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.889%, 11/25/2035 (P)	1,570,000	1,532,339
EquiFirst Mortgage Loan Trust,
Series 2004-3, Class M3
1.174%, 12/25/2034 (P)	1,010,913	906,250
Foothill CLO, Ltd., Series 2007-1A,
Class E 3.829%, 02/22/2021 (P)(S)	1,350,000	1,335,267

Active Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2014-1, Class B,
2.410%, 11/15/2025 (S)	$1,470,000	$1,474,994
Series 2015-A, Class A4,
1.640%, 06/15/2020	1,175,000	1,179,013
Series 2015-B, Class A4,
1.580%, 08/15/2020	1,235,000	1,238,197
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A,
1.490%, 09/15/2019	2,175,000	2,176,135
Series 2014-4, Class A1,
1.400%, 08/15/2019	2,905,000	2,902,737
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	1,594,874	1,607,429
Gale Force 4 CLO, Ltd., Series 2007-4A,
Class D 3.833%, 08/20/2021 (P)(S)	1,000,000	1,000,849
GE Equipment Midticket LLC,
Series 2014-1, Class A4
1.590%, 08/22/2023	640,000	644,100
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	675,000	678,127
Series 2015-2, Class A4,
1.850%, 07/22/2019	2,213,000	2,224,693
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	1,390,000	1,381,150
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
1.689%, 04/15/2019 (P)(S)	2,000,000	1,936,082
Goldentree Loan Opportunities V, Ltd.,
Series 2007-5A, Class E
5.287%, 10/18/2021 (P)(S)	1,100,000	1,099,272
Greens Creek Funding, Ltd.,
Series 2007-1A, Class C
2.537%, 04/18/2021 (P)(S)	1,000,000	994,069
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.469%, 10/25/2035 (P)	1,723,893	1,621,773
GSAA Trust, Series 2005-10, Class M3
0.749%, 06/25/2035 (P)	2,000,000	1,918,224
GSC Group CDO Fund VIII, Ltd.,
Series 2007-8A, Class C
1.764%, 04/17/2021 (P)(S)	1,000,000	987,012
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.499%, 03/25/2035 (P)(S)	1,465,027	1,437,708
Harch CLO III, Ltd., Series 2007-1A,
Class D 2.044%, 04/17/2020 (P)(S)	1,300,000	1,267,117
HOA Funding LLC, Series 2014-1A,
Class A2 4.846%, 08/20/2044 (S)	490,000	484,373
Home Equity Asset Trust, Series 2005-1,
Class M4 1.219%, 05/25/2035 (P)	875,000	840,735
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.569%, 10/25/2035 (P)	1,245,770	1,201,740
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	3,500,000	3,500,585
Series 2015-2, Class A4,
1.470%, 08/23/2021	1,790,000	1,787,614
Series 2015-3, Class A4,
1.560%, 10/18/2021	1,835,000	1,833,778

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	$1,700,000	$1,705,542
Series 2015, Class AA4,
1.650%, 12/15/2021	935,000	935,973
Katonah IX CLO, Ltd., Series 2006-9A,
Class B1L 1.695%, 01/25/2019 (P)(S)	1,500,000	1,447,137
KVK CLO, Ltd., Series 2012-1A, Class E
6.539%, 07/15/2023 (P)(S)	1,300,000	1,270,762
LCM V, Ltd., Series 5A, Class D
0.951%, 03/21/2019 (P)(S)	2,000,000	1,968,858
LCM VI, Ltd., Series 6A, Class E
4.575%, 05/28/2019 (P)(S)	1,100,000	1,102,704
LightPoint CLO V, Series 2006-5A,
Class D 3.961%, 08/05/2019 (P)(S)	800,000	784,002
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A,
0.719%, 06/25/2035 (P)	1,133,860	1,087,215
Series 2005-WMC1, Class M1,
0.949%, 09/25/2035 (P)	640,103	581,562
Miramax LLC, Series 2014-1A, Class A2
3.340%, 07/20/2026 (S)	992,160	998,944
Mountain View CLO II, Ltd.,
Series 2006-2A, Class B
0.686%, 01/12/2021 (P)(S)	1,000,000	955,446
MVW Owner Trust
Series 2014-1A, Class A,
2.250%, 09/22/2031 (S)	493,878	491,191
Series 2015-1A, Class A,
2.520%, 12/20/2032 (S)	1,390,000	1,392,951
Nantucket CLO, Ltd., Series 2006-1A,
Class E 4.032%, 11/24/2020	1,000,000	972,351
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
0.479%, 09/25/2036 (P)	2,030,000	1,878,718
Nautique Funding, Ltd., Series 2006-1A,
Class D 4.289%, 04/15/2020 (P)(S)	1,000,000	971,739
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.874%, 03/25/2035 (P)	2,500,000	2,371,593
Series 2005-2, Class M2,
0.649%, 06/25/2035 (P)	2,450,000	2,317,548
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	2,545,000	2,534,426
Octagon Investment Partners XI, Ltd.
Series 2007-1A, Class B,
1.079%, 08/25/2021 (P)(S)	1,000,000	948,805
Series 2007-1A, Class C,
2.282%, 08/25/2021 (P)(S)	750,000	721,548
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	1,345,000	1,348,364
RAMP Trust, Series 2005-RS3, Class M1
0.619%, 03/25/2035 (P)	985,000	951,155
RASC Series Trust, Series 2005-KS7,
Class M4 0.779%, 08/25/2035 (P)	2,000,000	1,894,346
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	1,120,000	1,124,708
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.349%, 09/25/2036 (P)	2,396,608	2,216,443

Active Bond Fund (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	$1,232,068	$1,239,986
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,163,522	1,219,493
Soundview Home Loan Trust,
Series 2005-CTX1, Class M2
0.639%, 11/25/2035 (P)	1,240,000	1,167,818
Specialty Underwriting &
Residential Finance Trust
Series 2005-AB1, Class M1,
0.629%, 03/25/2036 (P)	754,782	741,103
Series 2006-BC1, Class A2D,
0.499%, 12/25/2036 (P)	3,250,000	3,151,486
Structured Asset Investment Loan Trust
Series 2005-1, Class M2,
0.919%, 02/25/2035 (P)(S)	1,770,000	1,660,173
Series 2005-2, Class M2,
0.934%, 03/25/2035 (P)	2,245,000	2,094,911
SunTrust Auto Receivables Trust,
Series 2015-1, Class A4
1.780%, 01/15/2021 (S)	2,070,000	2,060,370
Symphony CLO IV, Ltd., Series 2007-4A,
Class D 3.537%, 07/18/2021 (P)(S)	1,000,000	996,394
TAL Advantage V LLC
Series 2013-1A, Class A,
2.830%, 02/22/2038 (S)	975,000	973,558
Series 2014-1A, Class A,
3.510%, 02/22/2039 (S)	2,035,750	2,047,401
Telos CLO, Ltd., Series 2007-2A, Class D
2.489%, 04/15/2022 (P)(S)	1,000,000	990,627
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4,
1.440%, 04/15/2020	1,165,000	1,166,850
Series 2015-B, Class A4,
1.740%, 09/15/2020	1,715,000	1,722,287
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	1,360,000	1,355,263
Voya CLO III, Ltd.
3.788%, 12/13/2020 (P)(S)	850,000	831,872
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.371%, 06/15/2045 (S)	2,775,000	2,764,366
Series 2015-1A, Class A2II,
4.080%, 06/15/2045 (S)	1,400,000	1,397,817
Westgate Resorts LLC
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	1,005,388	1,009,158
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	713,858	719,212
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	320,941	324,097
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	2,129,838	2,119,189
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	1,421,116	1,419,339
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	860,003	858,928
Series 2015-1A, Class A,
2.750%, 05/20/2027 (S)	1,186,801	1,187,549

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	$1,390,000	$1,394,298
TOTAL ASSET BACKED SECURITIES (Cost $201,706,143)		$203,242,773

PREFERRED SECURITIES - 0.6%
Consumer staples - 0.1%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	$453,532
Financials - 0.4%
Ally Financial, Inc., 7.000% (S)	1,440	1,456,065
Discover Financial Services, 6.500%	31,500	817,425
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%)	26,000	731,120
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	76,423	1,951,079
Regions Financial Corp., 6.375%	41,628	1,059,433
The Goldman Sachs Group, Inc. (5.500%
to 05/10/2023, then
3 month LIBOR + 3.640%)	32,950	811,229
Wells Fargo & Company,
Series L, 7.500%	966	569,457
Weyerhaeuser Company, 6.375%	5,600	274,680
		7,670,488
Utilities - 0.1%
Dominion Resources, Inc., 6.375%	29,102	1,474,016
Exelon Corp., 6.500%	13,538	613,136
		2,087,152
TOTAL PREFERRED SECURITIES (Cost $10,308,430)		$10,211,172

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers
Holdings, Inc., 01/26/2017 (I)	1,120,000	115,584
TOTAL ESCROW CERTIFICATES (Cost $0)		$115,584

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	356,716	$3,568,980
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,568,902)		$3,568,980

SHORT-TERM INVESTMENTS - 5.8%
Money market funds - 5.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	96,716,073	96,716,073

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 0.5%
Barclays Tri-Party Repurchase Agreement
dated 08/31/2015 at 0.110% to be
repurchased at $8,649,026 on
09/01/2015, collateralized by
$8,798,200 U.S. Treasury Notes,
0.500% due 09/30/2016 (valued at
$8,822,089, including interest)	$8,649,000	$8,649,000
TOTAL SHORT-TERM INVESTMENTS (Cost $105,365,073)		$105,365,073
Total Investments (Active Bond Fund)
(Cost $1,859,242,943) - 103.8%		$1,876,552,000
Other assets and liabilities, net - (3.8%)		(68,902,662)
TOTAL NET ASSETS - 100.0%		$1,807,649,338

All Cap Core Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.9%
Consumer discretionary - 14.1%
Auto components - 0.1%
Visteon Corp. (I)	7,400	$737,484
Diversified consumer services - 0.1%
ServiceMaster Global Holdings, Inc. (I)	28,400	999,112
Hotels, restaurants and leisure - 3.1%
Boyd Gaming Corp. (I)	81,300	1,308,930
Darden Restaurants, Inc.	78,700	5,352,386
Denny’s Corp. (I)	102,200	1,147,706
Isle of Capri Casinos, Inc. (I)	83,400	1,539,564
Jack in the Box, Inc.	48,400	3,783,912
Marriott International, Inc., Class A	77,400	5,469,084
Starbucks Corp.	29,500	1,613,945
Vail Resorts, Inc.	11,200	1,208,592
		21,424,119
Household durables - 0.8%
GoPro, Inc., Class A (I)	57,300	2,669,607
NVR, Inc. (I)	2,067	3,141,737
		5,811,344
Internet and catalog retail - 1.4%
Amazon.com, Inc. (I)	2,840	1,456,608
Expedia, Inc.	68,600	7,888,314
		9,344,922
Leisure products - 0.1%
Nautilus, Inc. (I)	18,200	278,096
Sturm Ruger & Company, Inc.	8,700	547,143
		825,239
Media - 2.2%
The Madison Square Garden, Inc., Class A (I)	17,000	1,197,480
The Walt Disney Company	112,100	11,420,748
Thomson Reuters Corp.	52,200	2,026,404
World Wrestling
Entertainment, Inc., Class A (L)	26,800	537,608
		15,182,240
Multiline retail - 0.8%
Target Corp.	68,900	5,354,219

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty retail - 3.8%
Aaron’s, Inc.	42,100	$1,585,065
American Eagle Outfitters, Inc.	167,300	2,847,446
Express, Inc. (I)	63,600	1,297,440
Lowe’s Companies, Inc.	2,400	166,008
O’Reilly Automotive, Inc. (I)	9,900	2,376,693
The Children’s Place, Inc.	40,300	2,414,776
The Home Depot, Inc.	80,700	9,398,322
Ulta Salon Cosmetics & Fragrance, Inc. (I)	36,500	5,770,285
		25,856,035
Textiles, apparel and luxury goods - 1.7%
Culp, Inc.	10,800	332,100
NIKE, Inc., Class B	25,000	2,793,750
Perry Ellis International, Inc. (I)	8,500	210,460
Skechers U.S.A., Inc., Class A (I)	60,600	8,528,844
		11,865,154
		97,399,868
Consumer staples - 7.5%
Beverages - 1.3%
Dr. Pepper Snapple Group, Inc.	116,500	8,939,045
PepsiCo, Inc.	1,300	120,809
		9,059,854
Food and staples retailing - 1.1%
CVS Health Corp.	32,900	3,368,960
Ingles Markets, Inc., Class A	17,600	874,720
The Kroger Company	4,300	148,350
Walgreens Boots Alliance, Inc.	36,200	3,133,110
		7,525,140
Food products - 1.2%
Cal-Maine Foods, Inc. (L)	137,800	7,319,936
John B. Sanfilippo & Son, Inc.	15,200	785,688
		8,105,624
Household products - 1.3%
The Clorox Company	81,700	9,082,589
Personal products - 0.3%
USANA Health Sciences, Inc. (I)	14,200	2,080,158
Tobacco - 2.3%
Altria Group, Inc.	137,700	7,377,966
Philip Morris International, Inc.	30,300	2,417,940
Reynolds American, Inc.	68,100	5,703,375
		15,499,281
		51,352,646
Energy - 5.2%
Energy equipment and services - 0.5%
Schlumberger, Ltd.	44,100	3,412,017
Oil, gas and consumable fuels - 4.7%
Alon USA Energy, Inc.	10,200	189,108
Exxon Mobil Corp.	17,000	1,279,080
HollyFrontier Corp.	59,100	2,769,426
Marathon Petroleum Corp.	122,100	5,776,551
Nordic American Tankers, Ltd. (L)	366,500	4,995,395
Teekay Tankers, Ltd., Class A	102,500	602,700
Tesoro Corp.	86,800	7,986,468
Valero Energy Corp.	145,200	8,616,168
		32,214,896
		35,626,913

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 15.9%
Banks - 5.0%
Banc of California, Inc.	39,700	$491,883
Bank of America Corp.	565,900	9,246,806
Citigroup, Inc.	249,100	13,321,868
First Citizens BancShares, Inc., Class A	5,600	1,328,208
First Republic Bank	57,400	3,461,794
Great Southern Bancorp, Inc.	2,300	92,621
Heartland Financial USA, Inc.	16,500	600,105
Signature Bank (I)	23,700	3,163,713
Zions Bancorporation	94,900	2,752,100
		34,459,098
Capital markets - 2.1%
BGC Partners, Inc., Class A	36,200	317,474
Interactive Brokers Group, Inc., Class A	67,600	2,698,592
INTL. FCStone, Inc. (I)	60,900	1,611,414
Northern Trust Corp.	71,200	4,972,608
The Bank of New York Mellon Corp.	35,700	1,420,860
The Goldman Sachs Group, Inc.	7,600	1,433,360
WisdomTree Investments, Inc. (L)	117,800	2,208,750
		14,663,058
Consumer finance - 0.1%
Synchrony Financial (I)(L)	25,200	830,340
Diversified financial services - 1.4%
CBOE Holdings, Inc.	33,400	2,112,884
MarketAxess Holdings, Inc.	9,000	813,780
McGraw-Hill Financial, Inc.	69,900	6,779,601
		9,706,265
Insurance - 4.1%
Alleghany Corp. (I)	12,857	6,040,090
American Financial Group, Inc.	11,600	801,096
First American Financial Corp.	42,000	1,632,120
Markel Corp. (I)	6,201	5,108,074
StanCorp Financial Group, Inc.	7,300	830,083
The Chubb Corp.	19,100	2,307,471
The Progressive Corp.	312,400	9,359,504
Universal Insurance Holdings, Inc.	86,000	2,118,180
		28,196,618
Real estate investment trusts - 1.8%
Annaly Capital Management, Inc.	127,000	1,277,620
CoreSite Realty Corp.	10,700	520,983
Digital Realty Trust, Inc.	31,500	1,994,580
Equinix, Inc.	2,000	539,540
Extra Space Storage, Inc.	32,800	2,410,144
Prologis, Inc.	2,400	91,200
Simon Property Group, Inc.	32,300	5,792,036
		12,626,103
Real estate management and development - 1.2%
CBRE Group, Inc., Class A (I)	76,400	2,446,328
Jones Lang LaSalle, Inc.	36,600	5,448,642
		7,894,970
Thrifts and mortgage finance - 0.2%
Essent Group, Ltd. (I)	28,200	755,478
Flagstar Bancorp, Inc. (I)	16,200	329,346
HomeStreet, Inc. (I)	18,400	409,584
		1,494,408
		109,870,860

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care - 16.9%
Biotechnology - 3.3%
Amgen, Inc.	63,800	$9,683,564
Gilead Sciences, Inc.	124,400	13,070,708
		22,754,272
Health care providers and services - 6.3%
Aetna, Inc.	44,300	5,073,236
Amedisys, Inc. (I)	9,500	367,080
AmerisourceBergen Corp.	39,300	3,931,572
Anthem, Inc.	63,300	8,928,465
Centene Corp. (I)	134,800	8,319,856
HCA Holdings, Inc. (I)	24,700	2,139,514
Molina Healthcare, Inc. (I)	22,400	1,670,816
The Ensign Group, Inc.	12,900	605,655
UnitedHealth Group, Inc.	104,900	12,136,930
		43,173,124
Life sciences tools and services - 2.7%
Cambrex Corp. (I)	117,600	5,622,456
Illumina, Inc. (I)	15,000	2,964,150
Mettler-Toledo International, Inc. (I)	9,500	2,817,225
Waters Corp. (I)	59,600	7,234,248
		18,638,079
Pharmaceuticals - 4.6%
AbbVie, Inc.	34,500	2,153,145
Allergan PLC (I)	2,900	880,846
Bristol-Myers Squibb Company	4,600	273,562
Eli Lilly & Company	120,700	9,939,645
Johnson & Johnson	37,600	3,533,648
Merck & Company, Inc.	151,600	8,163,660
Pfizer, Inc.	216,100	6,962,742
		31,907,248
		116,472,723
Industrials - 11.6%
Aerospace and defense - 4.2%
General Dynamics Corp.	69,500	9,871,085
Lockheed Martin Corp.	5,300	1,066,254
Northrop Grumman Corp.	57,000	9,333,180
Spirit AeroSystems Holdings, Inc., Class A (I)	164,700	8,417,817
The Boeing Company	800	104,544
TransDigm Group, Inc. (I)	2,500	574,575
		29,367,455
Air freight and logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (I)	49,800	2,057,238
Airlines - 2.3%
Alaska Air Group, Inc.	28,800	2,155,968
Allegiant Travel Company	23,400	4,756,284
JetBlue Airways Corp. (I)	392,800	8,767,296
		15,679,548
Building products - 0.4%
American Woodmark Corp. (I)	33,600	2,227,008
Apogee Enterprises, Inc.	3,200	166,880
Universal Forest Products, Inc.	2,600	156,156
		2,550,044
Commercial services and supplies - 0.4%
Waste Management, Inc.	54,200	2,713,252
Construction and engineering - 1.4%
Argan, Inc.	39,900	1,562,085
Comfort Systems USA, Inc.	57,500	1,593,900

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction and engineering (continued)
Dycom Industries, Inc. (I)	88,500	$6,291,465
		9,447,450
Electrical equipment - 0.1%
Acuity Brands, Inc.	5,500	1,071,785
Machinery - 0.4%
AGCO Corp.	35,500	1,740,920
Douglas Dynamics, Inc.	15,600	346,632
PACCAR, Inc.	4,300	253,571
Wabtec Corp.	3,000	287,280
		2,628,403
Marine - 0.4%
Matson, Inc.	69,300	2,611,224
Professional services - 1.7%
Equifax, Inc.	11,700	1,145,430
Insperity, Inc.	53,100	2,357,109
RPX Corp. (I)	97,200	1,338,444
Verisk Analytics, Inc. (I)	92,500	6,759,900
		11,600,883
Road and rail - 0.0%
P.A.M. Transportation Services, Inc. (I)	5,100	197,013
		79,924,295
Information technology - 20.2%
Communications equipment - 1.6%
Cisco Systems, Inc.	33,000	854,040
Infinera Corp. (I)	265,800	5,799,756
InterDigital, Inc.	82,600	4,086,222
		10,740,018
Electronic equipment, instruments and components - 0.3%
CDW Corp.	30,500	1,212,375
Multi-Fineline Electronix, Inc. (I)	42,600	680,322
		1,892,697
Internet software and services - 1.0%
EarthLink Holdings Corp.	496,800	4,168,152
LogMeIn, Inc. (I)	17,300	1,078,482
Stamps.com, Inc. (I)	23,600	1,943,224
		7,189,858
IT services - 3.9%
Accenture PLC, Class A	107,200	10,105,744
Blackhawk Network Holdings, Inc. (I)	80,300	3,172,653
Cognizant Technology
Solutions Corp., Class A (I)	13,800	868,572
EPAM Systems, Inc. (I)	36,000	2,541,960
Fiserv, Inc. (I)	24,300	2,072,061
Global Payments, Inc.	29,000	3,230,310
Leidos Holdings, Inc.	5,900	248,272
Luxoft Holding, Inc. (I)	3,200	195,488
Paychex, Inc.	50,600	2,259,796
The Western Union Company	115,600	2,131,664
		26,826,520
Semiconductors and semiconductor equipment - 2.7%
Lam Research Corp.	14,800	1,076,996
Maxim Integrated Products, Inc.	43,100	1,451,177
NVIDIA Corp.	354,600	7,971,408
Sigma Designs, Inc. (I)	33,700	331,945
Skyworks Solutions, Inc.	25,300	2,209,955
Tessera Technologies, Inc.	182,100	5,961,954
		19,003,435

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 6.5%
Blackbaud, Inc.	12,300	$702,822
Electronic Arts, Inc. (I)	132,900	8,791,335
Ellie Mae, Inc. (I)	58,200	4,215,426
FactSet Research Systems, Inc.	55,300	8,732,976
Fortinet, Inc. (I)	108,700	4,580,618
Gigamon, Inc. (I)	26,200	596,836
Infoblox, Inc. (I)	36,200	696,488
Intuit, Inc.	22,000	1,886,500
Manhattan Associates, Inc. (I)	71,700	4,193,016
Microsoft Corp.	61,593	2,680,527
Proofpoint, Inc. (I)	1,700	95,778
Red Hat, Inc. (I)	7,300	527,133
Tableau Software, Inc., Class A (I)	73,300	6,902,661
		44,602,116
Technology hardware, storage and peripherals - 4.2%
Apple, Inc.	256,073	28,874,791
		139,129,435
Materials - 2.3%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	43,500	6,069,555
LyondellBasell Industries NV, Class A	85,500	7,299,990
The Dow Chemical Company	17,700	774,552
		14,144,097
Containers and packaging - 0.2%
Sealed Air Corp.	32,100	1,651,545
		15,795,642
Telecommunication services - 3.2%
Diversified telecommunication services - 2.9%
AT&T, Inc.	374,400	12,430,080
General Communication, Inc., Class A (I)	8,100	136,485
Inteliquent, Inc.	52,300	958,136
Verizon Communications, Inc.	145,500	6,694,455
		20,219,156
Wireless telecommunication services - 0.3%
Telephone & Data Systems, Inc.	68,200	1,939,608
		22,158,764
Utilities - 2.0%
Electric utilities - 0.0%
PPL Corp.	2,200	68,178
Multi-utilities - 2.0%
Ameren Corp.	60,700	2,445,603
Consolidated Edison, Inc.	40,200	2,528,982
Public Service Enterprise Group, Inc.	103,300	4,157,825
WEC Energy Group, Inc.	98,600	4,698,290
		13,830,700
		13,898,878
TOTAL COMMON STOCKS (Cost $657,979,372)		$681,630,024

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	1,375,500	13,762,017
TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,762,004)		$13,762,017

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.1239% (Y)	6,322,003	6,322,003
TOTAL SHORT-TERM INVESTMENTS (Cost $6,322,003)		$6,322,003
Total Investments (All Cap Core Fund)
(Cost $678,063,379) - 101.8%		$701,714,044
Other assets and liabilities, net - (1.8%)		(12,389,399)
TOTAL NET ASSETS - 100.0%		$689,324,645

Alpha Opportunities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.6%
Consumer discretionary - 13.7%
Auto components - 0.2%
Delphi Automotive PLC	58,000	$4,380,160
Automobiles - 0.5%
Fiat Chrysler Automobiles NV (I)	128,860	1,806,645
Harley-Davidson, Inc.	108,314	6,071,000
		7,877,645
Diversified consumer services - 0.1%
LifeLock, Inc. (I)(L)	87,005	735,192
The Honest Company, Inc. (I)(R)	8,330	350,027
		1,085,219
Hotels, restaurants and leisure - 2.3%
Accor SA	74,506	3,527,828
ARAMARK Holdings Corp.	5,846	183,214
Chipotle Mexican Grill, Inc. (I)	8,538	6,062,065
Hilton Worldwide Holdings, Inc.	125,463	3,115,246
Las Vegas Sands Corp.	41,939	1,938,840
McDonald’s Corp.	147,302	13,996,636
Melia Hotels International SA (L)	203,232	2,893,875
Sands China, Ltd.	861,600	2,994,762
Whitbread PLC	6,182	451,467
Wyndham Worldwide Corp.	14,918	1,140,929
Wynn Resorts, Ltd.	13,084	981,954
		37,286,816
Household durables - 3.9%
D.R. Horton, Inc.	336,803	10,228,707
GoPro, Inc., Class A (I)(L)	6,670	310,755
Harman International Industries, Inc.	92,547	9,045,544
iRobot Corp. (I)(L)	51,900	1,520,670
Mohawk Industries, Inc. (I)	3,512	691,759
NVR, Inc. (I)	9,523	14,474,484
PulteGroup, Inc.	972,041	20,111,528
Sony Corp.	174,825	4,508,032
Whirlpool Corp.	14,581	2,451,066
		63,342,545
Internet and catalog retail - 2.0%
Amazon.com, Inc. (I)	47,159	24,187,380
Expedia, Inc.	6,296	723,977
Groupon, Inc. (I)(L)	475,618	2,140,281
HSN, Inc.	25,988	1,580,330
Netflix, Inc. (I)	19,722	2,268,622
Wayfair, Inc., Class A (I)(L)	10,968	409,106

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet and catalog retail (continued)
Zalando SE (I)(S)	26,504	$867,963
		32,177,659
Media - 0.5%
CyberAgent, Inc.	45,928	1,817,197
Markit, Ltd. (I)	21,670	619,329
Rightmove PLC	11,649	660,410
Sky Group Finance PLC	283,305	4,512,549
Solocal Group (I)(L)	972,349	357,938
		7,967,423
Multiline retail - 0.0%
Dollar General Corp.	4,340	323,287
Dollar Tree, Inc. (I)	4,194	319,834
		643,121
Specialty retail - 3.5%
Advance Auto Parts, Inc.	116,064	20,340,216
CarMax, Inc. (I)	20,677	1,261,297
Jand, Inc., Class A (I)(R)	8,158	93,697
Lowe’s Companies, Inc.	117,070	8,097,732
Signet Jewelers, Ltd.	8,681	1,197,978
The Home Depot, Inc.	83,903	9,771,343
The TJX Companies, Inc.	193,418	13,601,154
Tiffany & Company	24,651	2,027,545
Zhongsheng Group Holdings, Ltd.	609,920	254,855
		56,645,817
Textiles, apparel and luxury goods - 0.7%
ANTA Sports Products, Ltd.	675,599	1,700,243
Asics Corp.	67,099	1,958,696
Christian Dior SA	2,837	525,180
Kate Spade & Company (I)	51,242	971,548
Michael Kors Holdings, Ltd. (I)	13,518	587,492
Pandora A/S	6,045	698,746
Samsonite International SA	1,565,700	4,877,491
		11,319,396
		222,725,801
Consumer staples - 5.4%
Beverages - 1.9%
Anheuser-Busch InBev NV, ADR	53,235	5,797,824
Monster Beverage Corp. (I)	55,927	7,743,652
The Coca-Cola Company	445,331	17,510,415
		31,051,891
Food and staples retailing - 0.3%
Ain Pharmaciez, Inc.	11,560	529,396
Rite Aid Corp. (I)	74,980	618,585
Seven & I Holdings Company, Ltd.	73,127	3,179,908
		4,327,889
Food products - 2.7%
ConAgra Foods, Inc.	29,250	1,219,140
Greencore Group PLC	1,217,111	5,538,741
Mondelez International, Inc., Class A	385,958	16,349,181
Nomad Foods, Ltd. (I)	529,311	10,513,647
The Hershey Company	50,844	4,551,555
The Kraft Heinz Company	79,448	5,772,692
		43,944,956
Personal products - 0.2%
Avon Products, Inc.	160,280	831,853
Kose Corp.	9,190	907,784

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
The Estee Lauder Companies, Inc., Class A	17,914	$1,429,000
		3,168,637
Tobacco - 0.3%
British American Tobacco PLC	96,642	5,117,427
		87,610,800
Energy - 5.5%
Energy equipment and services - 0.8%
Halliburton Company	214,252	8,430,816
McDermott International, Inc. (I)(L)	329,922	1,676,004
Patterson-UTI Energy, Inc.	63,327	1,030,964
Petroleum Geo-Services ASA (L)	122,540	556,163
Trican Well Service, Ltd. (L)	580,945	812,510
		12,506,457
Oil, gas and consumable fuels - 4.7%
Chevron Corp.	68,110	5,516,229
China Suntien Green Energy Corp., Ltd.,
H Shares	7,205,580	1,165,637
Cobalt International Energy, Inc. (I)	451,533	3,616,779
Continental Resources, Inc. (I)	23,223	745,458
Exxon Mobil Corp.	57,991	4,363,243
Imperial Oil, Ltd. (L)	316,496	11,156,484
Karoon Gas Australia, Ltd. (I)	1,232,387	1,688,223
Laredo Petroleum, Inc. (I)(L)	73,475	748,710
Marathon Oil Corp.	202,829	3,506,913
Marathon Petroleum Corp.	9,104	430,710
Newfield Exploration Company (I)	12,218	406,982
Occidental Petroleum Corp.	64,674	4,721,849
Pioneer Natural Resources Company	120,067	14,775,445
Rice Energy, Inc. (I)	147,004	2,859,228
Southwestern Energy Company (I)	481,099	7,813,048
Suncor Energy, Inc.	227,674	6,429,514
Tesoro Corp.	4,692	431,711
Tsakos Energy Navigation, Ltd.	176,195	1,323,224
Valero Energy Corp.	7,279	431,936
Whiting Petroleum Corp. (I)	51,534	996,152
World Fuel Services Corp.	114,417	4,422,217
		77,549,692
		90,056,149
Financials - 16.0%
Banks - 5.2%
Alpha Bank AE (I)	4,303,620	404,484
Axis Bank, Ltd.	352,826	2,694,601
Bank of America Corp.	549,490	8,978,667
BOK Financial Corp.	60,331	3,817,746
Citigroup, Inc.	85,792	4,588,156
Cullen/Frost Bankers, Inc.	16,103	1,041,220
FinecoBank Banca Fineco SpA	20,601	159,459
First Republic Bank	61,569	3,713,226
HDFC Bank, Ltd.	135,869	2,387,177
ICICI Bank, Ltd.	748,360	3,147,764
JPMorgan Chase & Co.	151,242	9,694,612
M&T Bank Corp.	96,811	11,446,933
Piraeus Bank SA (I)	2,779,789	266,473
Sberbank of Russia, ADR	237,100	1,176,016
The PNC Financial Services Group, Inc.	230,102	20,966,894
Wells Fargo & Company	195,564	10,429,428
		84,912,856
Capital markets - 1.7%
BlackRock, Inc.	47,922	14,494,967

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Julius Baer Group, Ltd. (I)	29,956	$1,456,017
Matsui Securities Company, Ltd.	79,650	689,771
Northern Trust Corp.	86,356	6,031,103
Partners Group Holding AG	2,468	795,982
Schroders PLC	14,921	643,992
SEI Investments Company	57,965	2,931,870
WisdomTree Investments, Inc.	66,486	1,246,613
		28,290,315
Consumer finance - 0.3%
American Express Company	33,485	2,568,969
Springleaf Holdings, Inc. (I)	48,611	2,175,828
		4,744,797
Diversified financial services - 0.9%
Berkshire Hathaway, Inc., Class B (I)	39,388	5,279,568
Euronext NV (S)	7,606	347,294
Hong Kong Exchanges & Clearing, Ltd.	10,811	253,965
Japan Exchange Group, Inc.	47,960	1,488,212
London Stock Exchange Group PLC	21,521	824,851
MarketAxess Holdings, Inc.	13,655	1,234,685
McGraw Hill Financial, Inc.	19,778	1,918,268
Moody’s Corp.	19,161	1,960,362
MSCI, Inc.	29,557	1,788,790
		15,095,995
Insurance - 6.4%
ACE, Ltd.	162,127	16,562,894
Alleghany Corp. (I)	8,884	4,173,614
American International Group, Inc.	297,167	17,931,057
Assured Guaranty, Ltd.	148,600	3,753,636
Fairfax Financial Holdings, Ltd.	12,363	5,748,851
First American Financial Corp.	17,827	692,757
FNF Group	18,789	684,107
Markel Corp. (I)	16,029	13,203,889
Marsh & McLennan Companies, Inc.	274,054	14,724,921
MetLife, Inc.	213,569	10,699,807
Reinsurance Group of America, Inc.	48,047	4,366,511
Unum Group	199,731	6,698,978
White Mountains Insurance Group, Ltd.	5,787	4,162,647
		103,403,669
Real estate investment trusts - 1.1%
American Tower Corp.	133,678	12,323,775
Kennedy Wilson Europe Real Estate PLC	314,641	5,683,668
		18,007,443
Real estate management and development - 0.4%
CBRE Group, Inc., Class A (I)	7,800	249,756
Deutsche Annington Immobilien SE	174,739	5,727,297
Relo Holdings, Inc.	6,285	656,512
WeWork Companies, Inc., Class A (I)(R)	5,941	178,111
		6,811,676
		261,266,751
Health care - 17.5%
Biotechnology - 1.9%
Actelion, Ltd. (I)	3,305	448,704
Agios Pharmaceuticals, Inc. (I)	11,066	956,102
Alkermes PLC (I)	8,861	527,761
Alnylam Pharmaceuticals, Inc. (I)	15,832	1,629,271
Amgen, Inc.	8,950	1,358,431
Anacor Pharmaceuticals, Inc. (I)	5,534	721,689
Arena Pharmaceuticals, Inc. (I)	502,567	1,361,957
Biogen, Inc. (I)	4,854	1,443,094

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
BioMarin Pharmaceutical, Inc. (I)	7,087	$915,924
Bluebird Bio, Inc. (I)	6,799	904,743
Celgene Corp. (I)	28,383	3,351,465
Dyax Corp. (I)	31,876	733,786
Five Prime Therapeutics, Inc. (I)	17,357	330,998
Incyte Corp. (I)	21,228	2,466,481
Portola Pharmaceuticals, Inc. (I)	93,422	4,405,782
PTC Therapeutics, Inc. (I)	13,327	508,958
Regeneron Pharmaceuticals, Inc. (I)	8,558	4,394,533
TESARO, Inc. (I)	25,527	1,314,130
Ultragenyx Pharmaceutical, Inc. (I)	6,943	774,978
United Therapeutics Corp. (I)	3,733	562,264
Vertex Pharmaceuticals, Inc. (I)	18,146	2,313,978
		31,425,029
Health care equipment and supplies - 2.4%
Becton, Dickinson and Company	103,325	14,570,892
Boston Scientific Corp. (I)	39,782	665,951
ConforMIS, Inc. (I)	29,481	447,198
Corindus Vascular Robotics, Inc. (I)(L)	656,505	2,297,768
Edwards Lifesciences Corp. (I)	9,382	1,321,736
Hoya Corp.	17,252	673,093
Intuitive Surgical, Inc. (I)	21,988	11,234,769
Medtronic PLC	104,970	7,588,281
Sysmex Corp.	6,013	362,977
		39,162,665
Health care providers and services - 2.5%
Acadia Healthcare Company, Inc. (I)	49,013	3,579,419
Cardinal Health, Inc.	111,273	9,154,430
Cigna Corp.	11,268	1,586,422
Envision Healthcare Holdings, Inc. (I)	100,972	4,136,823
HCA Holdings, Inc. (I)	20,760	1,798,231
Humana, Inc.	9,401	1,718,409
Laboratory Corp. of America Holdings (I)	50,576	5,958,359
LifePoint Health, Inc. (I)	10,897	851,383
Team Health Holdings, Inc. (I)	10,920	641,441
UnitedHealth Group, Inc.	82,537	9,549,531
Universal Health Services, Inc., Class B	11,965	1,640,880
		40,615,328
Health care technology - 0.5%
CareView Communications, Inc. (I)	2,320,370	765,722
Cerner Corp. (I)	125,984	7,780,772
		8,546,494
Life sciences tools and services - 0.3%
Illumina, Inc. (I)	21,890	4,325,683
Pharmaceuticals - 9.9%
Akorn, Inc. (I)	5,719	227,559
Allergan PLC (I)	60,518	18,381,737
AstraZeneca PLC, ADR	21,078	659,320
Bristol-Myers Squibb Company	676,184	40,212,662
Eisai Company, Ltd.	132,544	9,029,376
Eli Lilly & Company	15,561	1,281,448
Endo International PLC (I)	16,145	1,243,165
Jazz Pharmaceuticals PLC (I)	13,404	2,262,863
Johnson & Johnson	152,057	14,290,317
Merck & Company, Inc.	550,453	29,641,894
Mylan NV (I)	274,160	13,595,594
Ono Pharmaceutical Company, Ltd.	59,160	7,522,814
Pfizer, Inc.	193,230	6,225,871
Roche Holding AG	24,969	6,797,171
Santen Pharmaceutical Company, Ltd.	102,537	1,604,296

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Shionogi & Company, Ltd.	15,258	$597,786
TherapeuticsMD, Inc. (I)	1,235,878	7,575,932
		161,149,805
		285,225,004
Industrials - 14.6%
Aerospace and defense - 2.3%
Airbus Group NV	7,167	466,676
DigitalGlobe, Inc. (I)	185,519	4,278,068
Lockheed Martin Corp.	38,254	7,695,940
Northrop Grumman Corp.	37,930	6,210,658
Safran SA	15,253	1,190,040
TransDigm Group, Inc. (I)	9,910	2,277,615
United Technologies Corp.	171,604	15,720,642
		37,839,639
Air freight and logistics - 0.8%
United Parcel Service, Inc., Class B	132,407	12,929,544
Airlines - 1.1%
AirAsia BHD	2,898,632	600,121
American Airlines Group, Inc.	240,539	9,376,210
JetBlue Airways Corp. (I)	40,345	900,500
United Continental Holdings, Inc. (I)	123,090	7,012,437
		17,889,268
Building products - 1.5%
Builders FirstSource, Inc. (I)	55,340	819,585
Fortune Brands Home & Security, Inc.	244,079	11,679,180
Lennox International, Inc.	97,223	11,476,203
Wienerberger AG	45,968	816,637
		24,791,605
Commercial services and supplies - 0.4%
Clean Harbors, Inc. (I)	129,342	6,353,279
Construction and engineering - 0.5%
Abengoa SA, B Shares (L)	882,307	1,079,957
AECOM (I)	111,085	3,054,838
Jacobs Engineering Group, Inc. (I)	104,721	4,231,776
		8,366,571
Electrical equipment - 1.6%
Acuity Brands, Inc.	11,793	2,298,102
Capstone Turbine Corp. (I)(L)	1,986,000	797,578
Eaton Corp. PLC	203,410	11,606,575
Generac Holdings, Inc. (I)(L)	330,345	10,214,267
Zumtobel Group AG	26,258	756,023
		25,672,545
Industrial conglomerates - 0.8%
3M Company	49,939	7,098,329
Danaher Corp.	74,115	6,449,487
		13,547,816
Machinery - 1.5%
Allison Transmission Holdings, Inc.	226,436	6,476,070
Arcam AB (I)(L)	164,405	2,433,765
DMG Mori Seiki Company, Ltd.	60,105	858,496
IDEX Corp.	51,309	3,685,525
Jain Irrigation Systems, Ltd.	3,015,293	2,650,186
KUKA AG (L)	6,624	525,919
PACCAR, Inc.	110,394	6,509,934
Vallourec SA (L)	53,423	682,031
		23,821,926

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Marine - 0.0%
Scorpio Bulkers, Inc. (I)(L)	360,679	$591,514
Professional services - 0.1%
Nielsen Holdings PLC	12,160	549,997
Randstad Holding NV	4,884	307,641
		857,638
Road and rail - 3.4%
AMERCO	9,462	3,544,087
Canadian National Railway Company	177,071	9,853,579
CSX Corp.	34,551	946,006
DSV A/S	89,063	3,179,930
East Japan Railway Company	5,079	469,243
Genesee & Wyoming, Inc., Class A (I)	134,188	9,175,775
Hertz Global Holdings, Inc. (I)	778,955	14,356,141
Landstar System, Inc.	93,772	6,207,706
Old Dominion Freight Line, Inc. (I)	6,939	461,374
Union Pacific Corp.	76,063	6,521,642
		54,715,483
Trading companies and distributors - 0.6%
AerCap Holdings NV (I)	29,758	1,251,026
HD Supply Holdings, Inc. (I)	72,404	2,389,332
MSC Industrial Direct Company, Inc., Class A	91,325	6,181,789
Travis Perkins PLC	9,841	306,925
		10,129,072
		237,505,900
Information technology - 15.6%
Communications equipment - 2.1%
Cisco Systems, Inc.	1,080,532	27,964,168
Motorola Solutions, Inc.	80,126	5,193,767
ParkerVision, Inc. (I)(L)	1,453,500	319,770
		33,477,705
Electronic equipment, instruments and components - 0.6%
Alps Electric Company, Ltd.	45,005	1,406,389
Arrow Electronics, Inc. (I)	98,412	5,503,199
Hamamatsu Photonics KK	14,721	363,909
Ingenico SA	3,587	443,408
IPG Photonics Corp. (I)(L)	5,271	444,978
Largan Precision Company, Ltd.	12,405	1,154,442
Murata Manufacturing Company, Ltd.	1,898	273,394
TE Connectivity, Ltd.	12,880	763,655
		10,353,374
Internet software and services - 4.4%
Alibaba Group Holding, Ltd., ADR (I)	21,296	1,408,092
Apigee Corp. (I)	38,310	244,016
Baidu, Inc., ADR (I)	3,154	464,427
CoStar Group, Inc. (I)	68,906	12,199,118
Coupons.com, Inc. (I)(L)	300,038	2,802,355
Facebook, Inc., Class A (I)	157,357	14,072,437
Gogo, Inc. (I)(L)	151,213	2,402,775
Google, Inc., Class A (I)	5,526	3,579,853
Google, Inc., Class C (I)	23,870	14,757,628
j2 Global, Inc.	5,384	374,619
LendingClub Corp. (I)(L)	89,695	1,125,672
Monster Worldwide, Inc. (I)	268,717	1,953,573
New Relic, Inc. (I)	6,501	211,673
Pandora Media, Inc. (I)	37,161	666,668
Shutterstock, Inc. (I)(L)	37,119	1,243,858
Tencent Holdings, Ltd.	257,205	4,307,415
Yelp, Inc. (I)(L)	3,950	95,906
Zillow Group, Inc., Class A (I)(L)	125,573	3,187,043

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Zillow Group, Inc., Class C (I)(L)	254,236	$6,269,460
		71,366,588
IT services - 1.6%
Accenture PLC, Class A	104,124	9,815,769
Automatic Data Processing, Inc.	81,694	6,316,580
EPAM Systems, Inc. (I)	7,004	494,552
FleetCor Technologies, Inc. (I)	3,607	538,020
Global Payments, Inc.	8,514	948,374
MasterCard, Inc., Class A	9,877	912,338
Nomura Research Institute, Ltd.	11,841	479,580
Optimal Payments PLC (I)	1,296,762	6,297,056
Visa, Inc., Class A	12,713	906,437
		26,708,706
Semiconductors and semiconductor equipment - 3.4%
Avago Technologies, Ltd.	6,678	841,228
Cree, Inc. (I)(L)	20,240	550,933
Cypress Semiconductor Corp. (I)	214,925	2,149,250
GCL-Poly Energy Holdings, Ltd. (I)	10,911,265	1,752,964
Intel Corp.	203,676	5,812,913
Maxim Integrated Products, Inc.	119,782	4,033,060
Micron Technology, Inc. (I)	597,977	9,812,803
NXP Semiconductors NV (I)	217,334	18,397,323
Sumco Corp.	595,985	5,472,137
SunEdison Semiconductor, Ltd. (I)	86,545	1,038,540
SunEdison, Inc. (I)(L)	356,948	3,712,259
SunPower Corp. (I)(L)	82,017	1,989,732
		55,563,142
Software - 3.0%
Activision Blizzard, Inc.	52,478	1,502,445
Adobe Systems, Inc. (D)(I)	34,030	2,673,737
DraftKings, Inc. (I)(R)	178,010	1,270,991
EnerNOC, Inc. (I)(L)	275,683	2,574,879
FactSet Research Systems, Inc.	39,078	6,171,198
FireEye, Inc. (I)	9,688	366,013
Fortinet, Inc. (I)	10,519	443,271
Guidewire Software, Inc. (I)	8,663	484,348
Manhattan Associates, Inc. (I)	13,692	800,708
Microsoft Corp.	470,290	20,467,021
Nintendo Company, Ltd.	12,490	2,569,768
ServiceNow, Inc. (I)	15,424	1,094,487
Splunk, Inc. (I)	5,749	356,266
Tangoe, Inc. (I)	127,249	954,368
The Ultimate Software Group, Inc. (I)	2,626	462,675
Workday, Inc., Class A (I)	93,314	6,556,242
		48,748,417
Technology hardware, storage and peripherals - 0.5%
Apple, Inc.	51,734	5,833,526
Hewlett-Packard Company	13,816	387,677
Stratasys, Ltd. (I)(L)	73,114	2,241,675
		8,462,878
		254,680,810
Materials - 4.5%
Chemicals - 2.1%
Daicel Corp.	46,567	612,705
Methanex Corp. (L)	103,105	4,202,560
Platform Specialty Products Corp. (I)	387,101	7,409,113
Praxair, Inc.	103,759	10,972,514
Syngenta AG, ADR	31,700	2,198,078
The Dow Chemical Company	94,643	4,141,578

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	11,222	$2,870,700
Wacker Chemie AG	16,224	1,396,128
		33,803,376
Construction materials - 0.5%
Buzzi Unicem SpA (L)	325,013	5,526,669
Martin Marietta Materials, Inc.	11,475	1,925,505
Vulcan Materials Company	9,082	850,257
		8,302,431
Containers and packaging - 0.7%
Ball Corp.	56,804	3,743,952
Packaging Corp. of America	25,993	1,744,390
Silgan Holdings, Inc.	68,085	3,564,931
Smurfit Kappa Group PLC	92,980	2,742,453
		11,795,726
Paper and forest products - 1.2%
Louisiana-Pacific Corp. (I)	528,681	8,691,516
Norbord, Inc. (L)	632,260	10,385,481
		19,076,997
		72,978,530
Telecommunication services - 0.5%
Diversified telecommunication services - 0.4%
Verizon Communications, Inc.	123,208	5,668,800
Wireless telecommunication services - 0.1%
SBA Communications Corp., Class A (I)	2,772	327,650
SoftBank Corp.	20,805	1,210,504
		1,538,154
		7,206,954
Utilities - 1.3%
Electric utilities - 0.4%
Duke Energy Corp.	93,717	6,645,472
Gas utilities - 0.2%
UGI Corp.	107,329	3,657,772
Independent power and renewable electricity producers - 0.1%
China Longyuan Power Group Corp., H Shares	1,913,650	2,029,725
Multi-utilities - 0.6%
Dominion Resources, Inc.	135,700	9,465,075
		21,798,044
TOTAL COMMON STOCKS (Cost $1,541,553,223)		$1,541,054,743

PREFERRED SECURITIES - 1.8%
Consumer discretionary - 0.1%
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	19,437	816,743
Specialty retail - 0.0%
Jand, Inc., Series D (I)(R)	18,218	209,239
		1,025,982
Financials - 0.2%
Capital markets - 0.1%
Forward Venture (I)(R)	32,560	1,313,470
Real estate management and development - 0.1%
Redfin Corp. (I)(R)	178,309	588,010
WeWork Companies, Inc., Series D1 (I)(R)	29,527	885,219

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Real estate management and development (continued)
WeWork Companies, Inc., Series D2 (I)(R)	23,200	$695,536
		2,168,765
		3,482,235
Industrials - 0.1%
Electrical equipment - 0.1%
Lithium Technology Corp. (I)(R)	289,885	1,414,639
Information technology - 1.4%
Electronic equipment, instruments and components - 0.1%
Veracode, Inc. (I)(R)	40,760	1,102,558
Internet software and services - 0.7%
DocuSign, Inc., Series B (I)(R)	1,637	31,255
DocuSign, Inc., Series B1 (I)(R)	491	9,375
DocuSign, Inc., Series D (I)(R)	1,177	22,473
DocuSign, Inc., Series E (I)(R)	30,429	580,984
DocuSign, Inc., Series F (I)(R)	4,919	93,919
Dropbox, Inc., Series C (I)(R)	20,535	320,962
Lookout, Inc., Series F (I)(R)	51,118	430,414
Uber Technologies, Inc. (I)(R)	277,136	10,062,808
		11,552,190
Software - 0.5%
Birst, Inc.,Series F (I)(R)	108,745	635,169
Cloudera, Inc., Series F (I)(R)	28,981	867,112
Essence Group Holdings Corp. (I)(R)	381,964	809,764
MarkLogic Corp., Series F (I)(R)	74,146	861,146
Nutanix, Inc. (I)(R)	70,054	1,307,208
Pinterest, Inc., Series G (I)(R)	78,022	2,800,636
Zuora, Inc., Series F (I)(R)	237,163	901,053
		8,182,088
Technology hardware, storage and peripherals - 0.1%
Pure Storage, Inc., Series F (I)(R)	119,359	1,973,004
		22,809,840
TOTAL PREFERRED SECURITIES (Cost $20,232,124)		$28,732,696

WARRANTS - 0.1%
Moscow Exchange MICEX (Expiration Date:
04/18/2023; Strike Price: RUB 0.00) (I)(S)	985,510	1,138,777
TOTAL WARRANTS (Cost $1,592,812)		$1,138,777

SECURITIES LENDING COLLATERAL - 3.2%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	5,293,590	52,962,906
TOTAL SECURITIES LENDING
COLLATERAL (Cost $52,963,322)		$52,962,906

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.1%
Repurchase agreement - 3.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 08/31/2015 at 0.150% to
be repurchased at $50,900,212 on
09/01/2015 collateralized by $50,937,400
U.S. Treasury Notes, 1.875% due
06/30/2020 (valued at $51,918,096,
including interest)	$50,900,000	$50,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $50,900,000)		$50,900,000
Total Investments (Alpha Opportunities Fund)
(Cost $1,667,241,481) - 102.8%		$1,674,789,122
Other assets and liabilities, net - (2.8%)		(46,153,263)
TOTAL NET ASSETS - 100.0%		$1,628,635,859

Asia Pacific Total Return Bond Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 27.0%
Australia - 0.9%
Queensland Treasury Corp.
7.125%, 09/18/2017	NZD	5,565,000	$3,813,378
Canada - 0.6%
Province of British Columbia
2.850%, 11/13/2016	CNY	18,000,000	2,751,076
China - 4.6%
Republic of China
1.940%, 08/18/2018		23,500,000	3,516,504
2.480%, 12/01/2020		31,000,000	4,602,464
2.560%, 06/29/2017		14,000,000	2,141,160
The Export-Import Bank of China
3.000%, 05/14/2016		16,000,000	2,457,815
3.250%, 01/21/2017		23,000,000	3,506,342
3.650%, 05/14/2019		20,000,000	2,994,686
			19,218,971
Indonesia - 4.5%
Republic of Indonesia
5.625%, 05/15/2023	IDR	36,000,000,000	2,108,703
7.000%, 05/15/2027		24,000,000,000	1,447,960
8.250%, 06/15/2032		35,000,000,000	2,268,149
8.375%, 03/15/2034		168,000,000,000	11,418,824
9.500%, 07/15/2031		26,000,000,000	1,876,534
			19,120,170
Malaysia - 3.2%
Government of Malaysia
3.314%, 10/31/2017	MYR	6,000,000	1,425,057
3.418%, 08/15/2022		12,000,000	2,692,609
3.580%, 09/28/2018		10,000,000	2,353,324
4.048%, 09/30/2021		15,000,000	3,505,268
4.262%, 09/15/2016		7,000,000	1,687,277
4.392%, 04/15/2026		8,000,000	1,894,265
			13,557,800
New Zealand - 1.5%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	1,900,000	1,301,372
5.500%, 04/15/2023		4,100,000	3,047,473

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
New Zealand (continued)
Dominion of New Zealand (continued)
6.000%, 12/15/2017	NZD	2,940,000	$2,006,401
			6,355,246
Philippines - 1.4%
Republic of the Philippines
3.900%, 11/26/2022	PHP	181,000,000	2,729,166
7.000%, 01/27/2016		79,800,000	1,742,754
7.750%, 08/23/2017		57,000,000	1,329,120
			5,801,040
South Korea - 8.7%
Export-Import Bank of Korea
7.000%, 06/27/2017	INR	100,000,000	1,500,278
8.000%, 05/15/2018	IDR	50,000,000,000	3,210,249
8.400%, 07/06/2016		24,000,000,000	1,638,389
Republic of Korea
2.250%, 06/10/2025	KRW	4,800,000,000	4,042,385
2.750%, 03/10/2018		16,000,000,000	13,824,507
3.500%, 09/10/2016		4,000,000,000	3,446,571
4.000%, 03/10/2016		3,100,000,000	2,654,164
5.000%, 06/10/2020		1,000,000,000	962,341
5.750%, 09/10/2018		6,000,000,000	5,662,093
			36,940,977
Thailand - 0.8%
Kingdom of Thailand
1.200%, 07/14/2021	THB	127,845,600	3,362,706
Vietnam - 0.8%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$3,000,000	3,273,750
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $137,266,892)			$114,195,114

CORPORATE BONDS - 57.7%
Australia - 2.6%
Australia & New Zealand Banking
Group, Ltd. (3.450% to 08/08/2017,
then 5 Year CMT + 2.900%)
08/08/2022		4,000,000	4,087,168
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	1,856,046
FMG Resources August 2006 Pty, Ltd.
8.250%, 11/01/2019		$4,400,000	3,388,000
SGSP Australia Assets Pty, Ltd.
6.250%, 02/21/2017	AUD	2,000,000	1,484,750
Telstra Corp., Ltd.
4.000%, 11/15/2017		520,000	380,606
			11,196,570
China - 4.1%
Bank of China, Ltd.
5.000%, 11/13/2024		$2,000,000	2,025,610
China Cinda Finance 2015 I, Ltd.
3.125%, 04/23/2020 (S)		1,500,000	1,450,319
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		2,000,000	2,086,148
Geely Automobile Holdings, Ltd.
5.250%, 10/06/2019 (S)		2,700,000	2,713,500
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		2,000,000	2,065,000
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		2,000,000	1,810,000

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
China (continued)
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		$1,332,000	$1,363,449
Wanda Properties International
Company, Ltd.
7.250%, 01/29/2024		900,000	966,438
Want Want China Finance, Ltd.
1.875%, 05/14/2018 (S)		1,200,000	1,179,362
West China Cement, Ltd.
6.500%, 09/11/2019		1,500,000	1,473,770
			17,133,596
Germany - 0.7%
KFW
6.000%, 03/28/2017	AUD	4,000,000	3,016,324
Hong Kong - 12.2%
Champion MTN, Ltd.
3.750%, 01/17/2023		$4,188,000	4,035,800
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018		500,000	474,917
5.250%, 04/25/2018 (S)		1,300,000	1,234,784
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		4,000,000	3,877,612
FPT Finance, Ltd.
6.375%, 09/28/2020		3,000,000	3,282,555
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	2,025,000
Henson Finance, Ltd.
5.500%, 09/17/2019		3,519,000	3,819,231
HLP Finance, Ltd
4.750%, 06/25/2022		4,000,000	4,117,100
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then reset of
5 Year U.S. Treasury
Note Rate + 4.885% until 10/28/2020,
then 3 month LIBOR + 5.638%)
10/28/2015 (Q)		6,000,000	6,012,960
MCE Finance, Ltd.
5.000%, 02/15/2021		1,400,000	1,281,000
Sino MTN, Ltd
3.250%, 09/21/2017		6,000,000	6,078,600
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		4,000,000	4,240,808
Texhong Textile Group, Ltd.
7.625%, 01/19/2016		2,000,000	2,015,000
The Bank of East Asia, Ltd. (4.250% to
09/13/2017, then 5 Year Singapore
Swap Offered Rate + 3.085%)
09/13/2022	SGD	2,750,000	1,995,063
The Hong Kong Mortgage Corp., Ltd.
3.265%, 02/22/2017 (P)	AUD	2,000,000	1,435,232
Wharf Finance No. 1, Ltd.
4.000%, 03/27/2018	CNY	21,560,000	3,219,908
Wharf Finance, Ltd.
6.125%, 11/06/2017		$2,000,000	2,154,232
			51,299,802
India - 1.2%
Reliance Industries, Ltd.
4.875%, 02/10/2045 (S)		3,000,000	2,741,400
Vedanta Resources PLC
6.000%, 01/31/2019		1,000,000	867,500

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
India (continued)
Vedanta Resources PLC (continued)
9.500%, 07/18/2018		$1,400,000	$1,365,000
			4,973,900
Indonesia - 4.7%
Bank Negara Indonesia Persero Tbk PT
4.125%, 04/27/2017		2,000,000	2,037,600
MPM Global Pte, Ltd.
6.750%, 09/19/2019		1,700,000	1,422,681
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (S)		1,500,000	1,331,250
Pelabuhan Indonesia III PT
4.875%, 10/01/2024 (S)		900,000	857,250
Pertamina Persero PT
4.875%, 05/03/2022		4,000,000	3,875,200
6.450%, 05/30/2044		3,500,000	3,220,000
Perusahaan Gas Negara Persero Tbk PT
5.125%, 05/16/2024		2,000,000	1,937,600
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		4,000,000	4,075,200
Star Energy Geothermal Wayang Windu, Ltd.
6.125%, 03/27/2020		1,000,000	945,000
			19,701,781
Luxembourg - 0.1%
European Investment Bank
6.125%, 01/23/2017	AUD	500,000	374,953
Malaysia - 5.3%
IOI Investment L BHD
4.375%, 06/27/2022		$4,915,000	4,893,118
Malayan Banking BHD (3.250% to 09/20/2017, then 5 Year CMT + 2.600%)
09/20/2022		4,000,000	3,997,084
Malayan Banking BHD (3.800% to 04/28/2016, then 5 Year Singapore Swap Offered Rate + 1.930%)
04/28/2021	SGD	5,250,000	3,746,678
Petronas Capital, Ltd.
4.500%, 03/18/2045 (S)		$4,000,000	3,743,332
SSG Resources, Ltd.
4.250%, 10/04/2022		6,000,000	5,958,984
			22,339,196
Netherlands - 2.2%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		3,600,000	3,780,036
Indo Energy Finance II BV
6.375%, 01/24/2023		2,000,000	1,080,000
6.375%, 01/24/2023 (S)		2,000,000	1,080,000
Listrindo Capital BV
6.950%, 02/21/2019		1,000,000	1,025,000
Majapahit Holding BV
8.000%, 08/07/2019		2,000,000	2,247,600
			9,212,636
Philippines - 2.6%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	2,932,620
6.350%, 08/17/2016	INR	210,000,000	3,137,000
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	888,284

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Philippines (continued)
Power Sector Assets & Liabilities Management Corp.
7.250%, 05/27/2019		$3,500,000	$4,060,000
			11,017,904
Singapore - 7.5%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (S)		800,000	688,000
9.000%, 01/29/2019 (S)		2,000,000	1,912,400
9.000%, 01/29/2019		1,000,000	956,200
DBS Bank, Ltd. (3.625% to 09/21/2017,
then 5 Year U.S. Swap Rate + 2.229%)
09/21/2022		4,485,000	4,593,663
Global Logistic Properties, Ltd.
3.375%, 05/11/2016	CNY	27,000,000	4,084,720
Mapletree Treasury Services, Ltd.
(5.125% to 07/25/2017, then 10 Year
Singapore Swap Offered
Rate + 4.467%)
07/25/2017 (Q)	SGD	3,250,000	2,349,010
Oversea-Chinese Banking Corp., Ltd.
(3.150% to 03/11/2018, then 5 Year
U.S. Swap Rate + 2.279%)
03/11/2023		$2,000,000	2,020,046
Singapore Post, Ltd. (4.250% to
03/02/2022, then 10 Year Singapore
Swap Offered Rate + 3.692%)
03/02/2022 (Q)	SGD	5,000,000	3,687,403
TBG Global Pte, Ltd.
4.625%, 04/03/2018 (S)		$1,800,000	1,773,000
4.625%, 04/03/2018		1,000,000	985,000
United Overseas Bank, Ltd. (2.875% to
10/17/2017, then 5 Year
CMT + 2.300%)
10/17/2022		5,000,000	5,041,000
United Overseas Bank, Ltd. (3.150% to
07/11/2017, then 5 Year Singapore
Swap Offered Rate + 2.115%)
07/11/2022	SGD	5,000,000	3,562,436
			31,652,878
Thailand - 2.7%
PTT Global Chemical PCL
4.250%, 09/19/2022		$4,000,000	4,032,992
Pttep Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	1,007,298
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	3,985,224
4.875%, 01/23/2043		2,700,000	2,471,769
			11,497,283
United Kingdom - 0.3%
European Bank for Reconstruction &
Development
6.000%, 03/03/2016	INR	85,000,000	1,270,684
United States - 9.2%
CNOOC Finance 2015 USA LLC
3.500%, 05/05/2025		$4,000,000	3,834,336
Inter-American Development Bank
4.500%, 02/04/2016	IDR	60,000,000,000	4,109,423
International Bank for Reconstruction &
Development
6.000%, 12/20/2016	INR	495,000,000	7,375,638

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
United States (continued)
International Finance Corp.
1.800%, 01/27/2016	CNY	22,750,000	$3,481,291
3.100%, 09/24/2019		20,000,000	2,994,686
6.450%, 10/30/2018	INR	250,000,000	3,737,067
7.750%, 12/03/2016		265,000,000	4,003,543
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,483,358
7.375%, 02/22/2018		2,250,000	1,750,600
Reliance Holding USA, Inc.
5.400%, 02/14/2022		$3,500,000	3,794,588
Theta Capital Pte, Ltd.
7.000%, 05/16/2019		2,500,000	2,481,205
			39,045,735
Virgin Islands - 2.3%
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018		3,000,000	2,949,090
COSL Finance BVI, Ltd.
3.250%, 09/06/2022		4,000,000	3,756,264
Poly Real Estate Finance, Ltd.
4.500%, 08/06/2018		2,000,000	2,038,928
Wiseyear Holdings, Ltd.
5.875%, 04/06/2021		900,000	989,771
			9,734,053
TOTAL CORPORATE BONDS (Cost $263,510,637)			$243,467,295

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 5.2%
U.S. Government - 5.2%
U.S. Treasury Note
2.125%, 05/15/2025		22,000,000	21,802,924
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $22,082,188)			$21,802,924
Total Investments (Asia Pacific Total Return Bond Fund)
(Cost $422,859,717) - 89.9%			$379,465,333
Other assets and liabilities, net - 10.1%			42,618,195
TOTAL NET ASSETS - 100.0%			$422,083,528

Capital Appreciation Fund

		Shares or Principal Amount	Value

COMMON STOCKS - 99.5%
Consumer discretionary - 30.8%
Automobiles - 1.3%
Tesla Motors, Inc. (I)(L)		113,316	$28,222,484
Hotels, restaurants and leisure - 4.9%
Chipotle Mexican Grill, Inc. (I)		38,874	27,600,929
Marriott International, Inc., Class A		427,747	30,224,603
Starbucks Corp.		841,742	46,051,705
			103,877,237
Internet and catalog retail - 9.4%
Amazon.com, Inc. (I)		174,680	89,591,625
JD.com, Inc., ADR (I)		506,648	13,112,050
Netflix, Inc. (I)		442,709	50,924,816
The Priceline Group, Inc. (I)		30,705	38,339,491

Capital Appreciation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail (continued)
TripAdvisor, Inc. (I)	69,201	$4,837,150
		196,805,132
Media - 3.2%
The Walt Disney Company	427,258	43,529,045
Time Warner, Inc.	343,358	24,412,754
		67,941,799
Multiline retail - 1.2%
Dollar General Corp.	338,358	25,204,287
Specialty retail - 5.3%
Inditex SA	1,154,066	38,327,840
O’Reilly Automotive, Inc. (I)	125,727	30,183,281
The TJX Companies, Inc.	361,489	25,419,906
Tiffany & Company	207,335	17,053,304
		110,984,331
Textiles, apparel and luxury goods - 5.5%
Luxottica Group SpA	368,826	24,977,301
NIKE, Inc., Class B	521,437	58,270,585
Under Armour, Inc., Class A (I)	337,811	32,271,085
		115,518,971
		648,554,241
Consumer staples - 3.5%
Beverages - 0.8%
Monster Beverage Corp. (I)	119,184	16,502,217
Food and staples retailing - 2.7%
Costco Wholesale Corp.	235,177	32,936,539
The Kroger Company	698,464	24,097,008
		57,033,547
		73,535,764
Energy - 1.6%
Energy equipment and services - 0.6%
Schlumberger, Ltd.	171,676	13,282,572
Oil, gas and consumable fuels - 1.0%
Concho Resources, Inc. (I)	193,482	20,927,013
		34,209,585
Financials - 4.2%
Banks - 1.0%
Citigroup, Inc.	388,939	20,800,458
Capital markets - 1.0%
Morgan Stanley	613,893	21,148,614
Diversified financial services - 1.0%
McGraw-Hill Financial, Inc.	220,374	21,374,074
Real estate investment trusts - 1.2%
American Tower Corp.	269,080	24,806,485
		88,129,631
Health care - 18.4%
Biotechnology - 8.1%
Alexion Pharmaceuticals, Inc. (I)	187,157	32,226,564
Biogen, Inc. (I)	126,073	37,481,503
Celgene Corp. (I)	314,752	37,165,916
Gilead Sciences, Inc.	227,589	23,912,776
Incyte Corp. (I)	70,307	8,168,970
Regeneron Pharmaceuticals, Inc. (I)	49,982	25,665,757
Vertex Pharmaceuticals, Inc. (I)	53,281	6,794,393
		171,415,879

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies - 1.6%
Abbott Laboratories	756,765	$34,273,887
Life sciences tools and services - 1.7%
Illumina, Inc. (I)	178,942	35,360,729
Pharmaceuticals - 7.0%
Allergan PLC (I)	135,239	41,077,494
Bristol-Myers Squibb Company	551,168	32,777,961
Novo Nordisk A/S, ADR	604,785	33,426,467
Shire PLC, ADR	173,969	40,360,808
		147,642,730
		388,693,225
Industrials - 2.5%
Aerospace and defense - 1.7%
The Boeing Company	266,023	34,763,886
Road and rail - 0.8%
Canadian Pacific Railway, Ltd.	117,859	17,113,127
		51,877,013
Information technology - 36.6%
Communications equipment - 0.3%
Palo Alto Networks, Inc. (I)	38,887	6,386,023
Internet software and services - 13.2%
Alibaba Group Holding, Ltd., ADR (I)	269,253	17,803,008
Facebook, Inc., Class A (I)	924,496	82,677,677
Google, Inc., Class A (I)	84,130	54,501,097
Google, Inc., Class C (I)	88,052	54,438,149
LinkedIn Corp., Class A (I)	189,257	34,179,814
Tencent Holdings, Ltd.	2,126,761	35,616,892
		279,216,637
IT services - 7.7%
FleetCor Technologies, Inc. (I)	173,813	25,925,947
MasterCard, Inc., Class A	767,868	70,927,967
Visa, Inc., Class A	915,797	65,296,326
		162,150,240
Semiconductors and semiconductor equipment - 1.8%
ARM Holdings PLC, ADR	459,470	19,371,255
NXP Semiconductors NV (I)	231,784	19,620,516
		38,991,771
Software - 8.3%
Adobe Systems, Inc. (I)	483,009	37,950,017
FireEye, Inc. (I)(L)	281,344	10,629,176
Red Hat, Inc. (I)	415,219	29,982,964
salesforce.com, Inc. (I)	616,172	42,737,690
Splunk, Inc. (I)	333,649	20,676,229
VMware, Inc., Class A (I)	144,734	11,455,696
Workday, Inc., Class A (I)	299,681	21,055,587
		174,487,359
Technology hardware, storage and peripherals - 5.3%
Apple, Inc.	982,551	110,792,451
		772,024,481
Materials - 1.9%
Chemicals - 1.9%
Monsanto Company	276,729	27,022,587
The Sherwin-Williams Company	47,227	12,081,139
		39,103,726
		39,103,726
TOTAL COMMON STOCKS (Cost $1,141,501,797)		$2,096,127,666

Capital Appreciation Fund (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 1.3%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	2,710,761	$27,121,439
TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,121,361)		$27,121,439

SHORT-TERM INVESTMENTS - 0.5%
Repurchase agreement - 0.5%
Repurchase Agreement with State Street Corp.
dated 08/31/2015 at 0.000% to be
repurchased at $10,624,000 on 09/01/2015,
collateralized by $10,720,000 U.S Treasury
Notes, 1.625% due 12/31/2019 (valued at
$10,841,136, including interest)	$10,624,000	$10,624,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,624,000)		$10,624,000
Total Investments (Capital Appreciation Fund)
(Cost $1,179,247,158) - 101.3%		$2,133,873,105
Other assets and liabilities, net - (1.3%)		(27,034,077)
TOTAL NET ASSETS - 100.0%		$2,106,839,028

Capital Appreciation Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 62.6%
Consumer discretionary - 7.2%
Auto components - 1.7%
Johnson Controls, Inc.	808,400	$33,257,577
Hotels, restaurants and leisure - 0.4%
Compass Group PLC	573,306	9,042,518
Media - 1.3%
Comcast Corp., Class A	137,200	7,728,476
Liberty Global PLC LiLAC (I)	28,350	942,638
Liberty Global PLC LiLAC (I)	26,690	917,335
Liberty Global PLC, Series A (I)	65,500	3,151,860
Liberty Global PLC, Series C (I)	176,200	7,906,094
Time Warner Cable, Inc.	27,100	5,041,142
		25,687,545
Specialty retail - 3.8%
AutoZone, Inc. (I)	80,200	57,422,398
Lowe’s Companies, Inc.	239,700	16,580,049
O’Reilly Automotive, Inc. (I)	9,800	2,352,686
		76,355,133
		144,342,773
Consumer staples - 4.5%
Beverages - 1.0%
PepsiCo, Inc.	186,100	17,294,273
SABMiller PLC	63,290	2,944,066
		20,238,339
Food and staples retailing - 1.0%
CVS Health Corp.	190,700	19,527,680
Food products - 1.0%
General Mills, Inc.	125,100	7,100,676
Mondelez International, Inc., Class A	221,900	9,399,684
The Kraft Heinz Company	59,100	4,294,206
		20,794,566

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco - 1.5%
Altria Group, Inc.	225,500	$12,082,290
Philip Morris International, Inc.	212,200	16,933,560
		29,015,850
		89,576,435
Energy - 1.5%
Oil, gas and consumable fuels - 1.5%
Canadian Natural Resources, Ltd.	1,308,500	29,401,995
Financials - 9.8%
Capital markets - 3.2%
Affiliated Managers Group, Inc. (I)	53,200	9,918,608
The Bank of New York Mellon Corp.	1,387,700	55,230,460
		65,149,068
Insurance - 3.9%
Marsh & McLennan Companies, Inc.	1,445,600	77,672,088
Real estate investment trusts - 2.7%
American Tower Corp.	361,000	33,280,590
Crown Castle International Corp.	28,500	2,376,615
Iron Mountain, Inc.	651,136	18,453,194
		54,110,399
		196,931,555
Health care - 15.5%
Health care equipment and supplies - 3.3%
Abbott Laboratories	493,000	22,327,970
Becton, Dickinson and Company	318,004	44,844,924
		67,172,894
Health care providers and services - 3.4%
Aetna, Inc.	243,700	27,908,524
Anthem, Inc.	142,700	20,127,835
Henry Schein, Inc. (I)	19,200	2,626,752
UnitedHealth Group, Inc.	145,000	16,776,500
		67,439,611
Life sciences tools and services - 3.6%
PerkinElmer, Inc.	394,100	19,184,788
Thermo Fisher Scientific, Inc.	426,300	53,445,231
		72,630,019
Pharmaceuticals - 5.2%
Allergan PLC (I)	159,692	48,504,848
Eli Lilly & Company	152,500	12,558,375
Pfizer, Inc.	741,401	23,887,940
Zoetis, Inc.	413,593	18,557,918
		103,509,081
		310,751,605
Industrials - 10.2%
Aerospace and defense - 0.7%
The Boeing Company	106,600	13,930,488
Commercial services and supplies - 1.3%
Tyco International, Ltd.	748,400	27,159,436
Electrical equipment - 1.7%
AMETEK, Inc.	524,800	28,244,736
Sensata Technologies Holding NV (I)	111,900	5,304,060
		33,548,796
Industrial conglomerates - 4.8%
Danaher Corp.	901,009	78,405,803

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Roper Technologies, Inc.	108,000	$17,505,720
		95,911,523
Machinery - 1.2%
IDEX Corp.	146,800	10,544,644
Pentair PLC	234,200	12,948,918
		23,493,562
Professional services - 0.5%
IHS, Inc., Class A (I)	85,900	9,966,118
		204,009,923
Information technology - 8.4%
Electronic equipment, instruments and components - 0.3%
TE Connectivity, Ltd.	98,700	5,851,923
Internet software and services - 0.8%
Google, Inc., Class A (I)	6,000	3,886,920
Google, Inc., Class C (I)	21,575	13,338,744
		17,225,664
IT services - 4.0%
Fiserv, Inc. (I)	701,500	59,816,905
Visa, Inc., Class A	286,600	20,434,580
		80,251,485
Semiconductors and semiconductor equipment - 0.3%
Texas Instruments, Inc.	118,400	5,664,256
Software - 3.0%
Microsoft Corp.	761,300	33,131,776
NetScout Systems, Inc. (I)	524,138	19,157,244
SS&C Technologies Holdings, Inc.	107,300	7,268,502
		59,557,522
		168,550,850
Materials - 0.9%
Chemicals - 0.9%
Cytec Industries, Inc.	253,900	18,839,380
Telecommunication services - 0.5%
Wireless telecommunication services - 0.5%
SBA Communications Corp., Class A (I)	80,100	9,467,820
Utilities - 4.1%
Electric utilities - 1.8%
FirstEnergy Corp.	610,200	19,501,992
Xcel Energy, Inc.	457,900	15,444,967
		34,946,959
Multi-utilities - 2.3%
PG&E Corp.	931,619	46,189,670
		81,136,629
TOTAL COMMON STOCKS (Cost $1,095,440,502)		$1,253,008,965

PREFERRED SECURITIES - 2.9%
Financials - 1.0%
American Tower Corp., 5.500%	113,115	11,608,992
State Street Corp., 6.000%	60,000	1,524,600
The Charles Schwab Corp., 6.000% (I)	100,000	2,510,000
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	1,998,750
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,719,000
		19,361,342

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Health care - 1.3%
Allergan PLC, 5.500%	25,059	$25,734,089
Telecommunication services - 0.2%
T-Mobile US, Inc., 5.500%	62,363	4,303,671
Utilities - 0.4%
SCE Trust I, 5.625%	60,000	1,512,600
SCE Trust II, 5.100%	9,890	239,338
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	108,739	2,949,002
SCE Trust IV (5.375 to 09/15/2025, then
3 month LIBOR + 3.132%) (I)	180,000	4,581,000
		9,281,940
TOTAL PREFERRED SECURITIES (Cost $55,920,817)		$58,681,042

CORPORATE BONDS - 19.9%
Consumer discretionary - 5.0%
Amazon.com, Inc.
2.600%, 12/05/2019	$1,870,000	$1,891,817
3.800%, 12/05/2024	1,430,000	1,429,292
American Honda Finance Corp.
0.950%, 05/05/2017	1,325,000	1,320,154
AutoZone, Inc.
2.500%, 04/15/2021	900,000	883,762
Cablevision Systems Corp.
7.750%, 04/15/2018	1,350,000	1,454,490
CCO Holdings LLC
7.375%, 06/01/2020	2,925,000	3,049,313
Cedar Fair LP
5.250%, 03/15/2021	925,000	941,188
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (S)	2,625,000	2,577,094
DISH DBS Corp.
4.625%, 07/15/2017	425,000	434,031
7.125%, 02/01/2016	5,000,000	5,075,000
Ford Motor Credit Company LLC
0.799%, 09/08/2017 (P)	2,925,000	2,892,512
0.849%, 12/06/2017 (P)	4,225,000	4,193,853
0.912%, 03/27/2017 (P)	5,700,000	5,676,807
1.461%, 03/27/2017	6,710,000	6,679,329
1.561%, 05/09/2016 (P)	2,955,000	2,965,786
1.724%, 12/06/2017	1,425,000	1,411,966
2.145%, 01/09/2018	2,035,000	2,027,019
2.375%, 03/12/2019	2,500,000	2,468,688
2.597%, 11/04/2019	3,075,000	3,030,751
4.250%, 02/03/2017	1,110,000	1,147,776
5.000%, 05/15/2018	1,490,000	1,586,188
6.625%, 08/15/2017	1,225,000	1,324,713
Group 1 Automotive, Inc.
5.000%, 06/01/2022	1,025,000	1,017,313
Hanesbrands, Inc.
6.375%, 12/15/2020	2,575,000	2,681,219
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	4,350,000	4,534,875
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023	3,725,000	3,969,781
6.625%, 04/01/2021	375,000	421,875
6.900%, 07/15/2017	825,000	895,125
7.000%, 05/01/2020	650,000	744,250
8.500%, 06/15/2019	650,000	765,375
Lamar Media Corp.
5.000%, 05/01/2023	1,250,000	1,240,625
5.875%, 02/01/2022	675,000	705,375

Capital Appreciation Value Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Levi Strauss & Company
6.875%, 05/01/2022		$1,425,000	$1,535,438
Penske Automotive Group, Inc.
5.375%, 12/01/2024		950,000	952,375
Unitymedia GmbH
6.125%, 01/15/2025 (S)		2,425,000	2,493,203
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)		2,750,000	2,825,625
Univision Communications, Inc.
5.125%, 05/15/2023 (S)		1,550,000	1,526,750
6.750%, 09/15/2022 (S)		9,414,000	9,955,305
8.500%, 05/15/2021 (S)		3,275,000	3,418,674
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (S)		1,475,000	1,430,750
5.375%, 04/15/2021 (S)		3,060,000	3,136,500
6.000%, 04/15/2021 (S)	GBP	855,000	1,354,900
			100,066,862
Consumer staples - 0.5%
B&G Foods, Inc.
4.625%, 06/01/2021		$1,100,000	1,071,125
CVS Health Corp.
3.875%, 07/20/2025		2,825,000	2,888,534
PepsiCo, Inc.
1.250%, 04/30/2018		620,000	617,033
Rite Aid Corp.
9.250%, 03/15/2020		4,310,000	4,641,331
The Hershey Company
3.200%, 08/21/2025		415,000	415,210
			9,633,233
Energy - 5.5%
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018		710,000	700,108
Chesapeake Energy Corp.
3.250%, 03/15/2016		1,075,000	1,056,188
Chevron Corp.
0.454%, 03/02/2018 (P)		360,000	358,663
1.365%, 03/02/2018		2,360,000	2,351,027
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023		5,150,000	5,082,375
6.500%, 01/15/2022		650,000	659,750
7.000%, 01/15/2021		8,725,000	8,943,125
Diamondback Energy, Inc.
7.625%, 10/01/2021		1,550,000	1,631,375
Energy Transfer Partners LP
4.150%, 10/01/2020		1,400,000	1,409,587
4.900%, 02/01/2024		1,800,000	1,757,857
EQT Corp.
4.875%, 11/15/2021		8,885,000	9,281,244
6.500%, 04/01/2018		1,165,000	1,269,636
8.125%, 06/01/2019		2,791,000	3,268,509
MarkWest Energy Partners LP
4.500%, 07/15/2023		10,000,000	9,250,000
4.875%, 12/01/2024		2,425,000	2,249,188
5.500%, 02/15/2023		7,430,000	7,281,400
ONEOK Partners LP
2.000%, 10/01/2017		1,120,000	1,104,025
Range Resources Corp.
4.875%, 05/15/2025 (S)		50,000	45,250
5.000%, 08/15/2022 to 03/15/2023		27,025,000	24,819,563
5.750%, 06/01/2021		7,595,000	7,329,175

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Shell International Finance BV
0.762%, 05/11/2020 (P)	$3,960,000	$3,945,015
Southern California Gas Company
3.200%, 06/15/2025	1,750,000	1,758,143
Targa Resources Partners LP
4.125%, 11/15/2019 (S)	900,000	848,250
4.250%, 11/15/2023	2,425,000	2,121,875
5.000%, 01/15/2018 (S)	3,950,000	3,910,500
5.250%, 05/01/2023	2,200,000	2,068,000
6.875%, 02/01/2021	3,075,000	3,075,000
WPX Energy, Inc.
5.250%, 01/15/2017	1,600,000	1,572,000
		109,146,828
Financials - 1.2%
American Tower Corp.
3.500%, 01/31/2023	350,000	332,803
5.000%, 02/15/2024	580,000	604,917
CBRE Services, Inc.
5.000%, 03/15/2023	525,000	529,634
Crown Castle International Corp.
4.875%, 04/15/2022	2,575,000	2,642,594
5.250%, 01/15/2023	4,025,000	4,211,156
Iron Mountain, Inc.
7.750%, 10/01/2019	775,000	806,000
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)	5,540,000	5,460,363
KFW
0.500%, 04/19/2016	3,762,000	3,763,580
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	809,001
National Rural Utilities Cooperative
Finance Corp.
0.950%, 04/24/2017	715,000	712,743
Regions Bank
7.500%, 05/15/2018	15,000	17,013
State Street Corp. (5.250% to 09/15/2020,
then 3 month LIBOR + 3.597%)
09/15/2020 (Q)	2,650,000	2,653,313
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	87,593
The Bank of New York Mellon Corp.
(4.950% to 06/20/2020, then 3 month
LIBOR + 3.420%)
06/20/2020 (Q)	2,130,000	2,111,363
		24,742,073
Health care - 2.3%
Becton, Dickinson and Company
1.800%, 12/15/2017	1,785,000	1,783,749
2.675%, 12/15/2019	1,500,000	1,499,913
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,389,594
Community Health Systems, Inc.
5.125%, 08/15/2018 to 08/01/2021	1,454,000	1,489,845
7.125%, 07/15/2020	350,000	370,125
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025	2,575,000	2,523,500
5.125%, 07/15/2024	9,135,000	9,095,034
5.750%, 08/15/2022	9,065,000	9,645,160
Eli Lilly & Company
1.250%, 03/01/2018	1,330,000	1,325,695

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	$2,350,000	$2,538,000
5.875%, 01/31/2022 (S)	1,375,000	1,485,000
HCA, Inc.
6.500%, 02/15/2020	875,000	966,875
8.000%, 10/01/2018	1,125,000	1,290,938
Johnson & Johnson
1.125%, 11/21/2017	955,000	956,600
3.375%, 12/05/2023	765,000	800,335
Medtronic, Inc.
1.500%, 03/15/2018 (S)	1,650,000	1,645,311
2.500%, 03/15/2020 (S)	1,995,000	2,008,105
Novartis Capital Corp.
3.400%, 05/06/2024	600,000	612,436
Omnicare, Inc.
5.000%, 12/01/2024	1,050,000	1,128,750
Roche Holdings, Inc.
3.350%, 09/30/2024 (S)	2,145,000	2,155,247
UnitedHealth Group, Inc.
1.400%, 12/15/2017	1,070,000	1,065,093
WellCare Health Plans, Inc.
5.750%, 11/15/2020	925,000	970,094
		46,745,399
Industrials - 1.3%
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	150,000	162,563
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	1,595,000	1,595,919
1.250%, 11/06/2017	1,700,000	1,690,861
2.250%, 12/01/2019	810,000	812,771
CNH Industrial Capital LLC
3.250%, 02/01/2017	2,056,000	2,043,150
3.625%, 04/15/2018	4,225,000	4,193,313
3.875%, 11/01/2015	775,000	775,000
6.250%, 11/01/2016	2,475,000	2,570,906
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,229,113	1,296,714
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	299,140	338,028
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,199,078	1,205,074
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	346,823	361,563
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	99,168	104,623
IMS Health, Inc.
6.000%, 11/01/2020 (S)	450,000	462,375
International Lease Finance Corp.
2.236%, 06/15/2016 (P)	1,620,000	1,610,118
John Deere Capital Corp.
0.700%, 09/04/2015	2,335,000	2,335,019
Moog, Inc.
5.250%, 12/01/2022 (S)	550,000	555,500
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	74,176	82,336

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025		$251,031	$259,817
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		318,676	336,203
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025		1,429,006	1,404,241
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		439,942	455,340
Xylem, Inc.
3.550%, 09/20/2016		1,100,000	1,123,508
4.875%, 10/01/2021		100,000	108,565
			25,883,507
Information technology - 1.2%
Amphenol Corp.
1.550%, 09/15/2017		500,000	499,480
Fiserv, Inc.
2.700%, 06/01/2020		1,590,000	1,577,568
Harris Corp.
1.999%, 04/27/2018		670,000	666,070
NXP BV
3.500%, 09/15/2016 (S)		1,550,000	1,557,750
3.750%, 06/01/2018 (S)		9,050,000	9,129,188
5.750%, 02/15/2021 to 03/15/2023 (S)		8,025,000	8,338,906
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023 (S)		1,825,000	1,881,940
			23,650,902
Materials - 0.2%
Cytec Industries, Inc.
3.950%, 05/01/2025		2,590,000	2,545,967
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	550,000	619,806
The Valspar Corp.
3.950%, 01/15/2026		$800,000	805,194
			3,970,967
Telecommunication services - 2.4%
CCO Safari II LLC
3.579%, 07/23/2020 (S)		380,000	378,814
SBA Communications Corp.
4.875%, 07/15/2022		475,000	470,844
5.625%, 10/01/2019		1,650,000	1,722,188
SBA Telecommunications, Inc.
5.750%, 07/15/2020		3,875,000	4,044,531
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		2,180,000	2,427,975
T-Mobile USA, Inc.
6.542%, 04/28/2020		7,000,000	7,297,500
6.625%, 11/15/2020		3,708,000	3,837,780
Telesat Canada
6.000%, 05/15/2017 (S)		650,000	658,125
UPC Holding BV
6.375%, 09/15/2022 (S)	EUR	1,575,000	1,905,561
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$8,856,000	9,509,130
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		13,657,500	14,528,166
			46,780,614

Capital Appreciation Value Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Utilities - 0.3%
AmeriGas Finance LLC
6.750%, 05/20/2020		$125,000	$129,063
7.000%, 05/20/2022		650,000	674,375
AmeriGas Partners LP
6.250%, 08/20/2019		300,000	306,750
Berkshire Hathaway Energy Company
2.400%, 02/01/2020		1,780,000	1,775,201
3.500%, 02/01/2025		1,860,000	1,861,321
CMS Energy Corp.
6.550%, 07/17/2017		745,000	809,697
8.750%, 06/15/2019		345,000	423,182
Suburban Propane Partners LP
7.375%, 08/01/2021		400,000	419,000
			6,398,589
TOTAL CORPORATE BONDS (Cost $402,230,975)			$397,018,974

CONVERTIBLE BONDS - 0.1%
Consumer discretionary - 0.1%
The Priceline Group, Inc.
0.350%, 06/15/2020		1,619,000	1,904,349
TOTAL CONVERTIBLE BONDS (Cost $1,727,937)			$1,904,349

TERM LOANS (M) - 4.4%
Consumer discretionary - 0.5%
Cequel Communications LLC
3.500%, 02/14/2019		2,214,775	2,200,472
Charter Communications Operating LLC
3.000%, 07/01/2020		1,960,000	1,941,799
3.000%, 01/03/2021		801,164	793,296
Hanesbrands, Inc.
3.250%, 04/15/2022		448,875	450,828
Hilton Worldwide Finance LLC
3.500%, 10/26/2020		1,849,507	1,845,739
Kasima LLC
3.250%, 05/17/2021		428,676	426,533
Peninsula Gaming LLC
4.250%, 11/20/2017		1,535,002	1,533,083
Univision Communications, Inc.
4.000%, 03/01/2020		174,083	172,753
			9,364,503
Consumer staples - 0.5%
Charger OpCo BV
4.250%, 07/02/2022	EUR	1,500,000	1,683,899
4.250%, 07/02/2022		$6,125,000	6,094,375
Pinnacle Foods Finance LLC
3.000%, 04/29/2020		2,930,526	2,912,210
			10,690,484
Health care - 0.9%
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021		4,826,842	4,816,788
HCA, Inc.
2.948%, 03/31/2017		12,327,392	12,310,269
			17,127,057
Information technology - 0.4%
First Data Corp.
3.700%, 03/24/2018		1,000,000	993,594
3.700%, 09/24/2018		250,000	248,177
Kronos, Inc.
4.500%, 10/30/2019		3,216,587	3,215,783

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Information technology (continued)
Kronos, Inc. (continued)
9.750%, 04/30/2020	$2,498,041	$2,556,328
		7,013,882
Telecommunication services - 2.1%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	27,173,120	26,604,196
Telesat Canada
3.500%, 03/28/2019	3,459,822	3,442,523
4.092%, 03/24/2017	$660,000	500,418
4.342%, 03/26/2019	3,665,625	2,772,345
UPC Financing Partnership
3.250%, 06/30/2021	9,325,000	9,186,794
		42,506,276
Utilities - 0.0%
Texas Competitive Electric Holdings
Company LLC
3.750%, 05/05/2016	366,832	366,947
TOTAL TERM LOANS (Cost $88,856,009)		$87,069,149

ASSET BACKED SECURITIES - 0.0%
Ford Credit Auto Owner Trust,
Series 2012-C, Class A3
0.580%, 12/15/2016	$61,092	$61,089
TOTAL ASSET BACKED SECURITIES (Cost $61,091)		$61,089

SHORT-TERM INVESTMENTS - 10.2%
Money market funds - 10.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	8,177,598	8,177,598
T. Rowe Price Reserve Investment
Fund, 0.0975% (Y)	196,026,690	196,026,690
		204,204,288
TOTAL SHORT-TERM INVESTMENTS (Cost $204,204,288)		$204,204,288
Total Investments (Capital Appreciation Value Fund)
(Cost $1,848,441,619) - 100.1%		$2,001,947,856
Other assets and liabilities, net - (0.1%)		(1,449,268)
TOTAL NET ASSETS - 100.0%		$2,000,498,588

Core Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 62.9%
U.S. Government - 35.6%
U.S. Treasury Bonds
2.500%, 02/15/2045	$19,126,000	$17,321,481
2.875%, 08/15/2045	5,900,000	5,805,506
3.000%, 05/15/2045	11,185,000	11,264,223
3.125%, 02/15/2043	3,203,000	3,298,757
3.375%, 05/15/2044	125,000	134,954
4.500%, 08/15/2039	147,000	188,700
U.S. Treasury Notes
0.375%, 10/31/2016	3,000	2,996
0.500%, 04/30/2017	14,465,000	14,427,333
0.625%, 05/31/2017 to 09/30/2017	67,342,000	67,200,180

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.875%, 01/31/2017 to 08/15/2017	$91,150,000	$91,415,352
1.000%, 03/15/2018 to 09/30/2019	24,037,000	23,925,622
1.375%, 03/31/2020 to 08/31/2020	41,968,000	41,665,046
1.500%, 01/31/2019 to 10/31/2019	41,892,000	42,027,127
1.625%, 03/31/2019 to 07/31/2020	64,147,000	64,471,590
1.875%, 10/31/2017 to 08/31/2022	7,559,000	7,686,293
2.000%, 07/31/2022 to 08/15/2025	13,137,000	12,893,912
2.125%, 05/15/2025	28,609,000	28,352,721
		432,081,793
U.S. Government Agency - 27.3%
Federal Home Loan Mortgage Corp.
2.607%, 07/01/2045 (P)	1,348,816	1,379,321
2.622%, 12/01/2042 (P)	1,412,933	1,448,596
2.650%, 10/01/2045 (P)	1,171,000	1,197,634
2.690%, 08/01/2045 (P)	1,180,000	1,207,266
2.743%, 08/01/2045 (P)	855,000	884,692
2.744%, 05/01/2045 (P)	933,971	959,884
2.760%, 10/01/2045 (P)	966,000	989,810
2.790%, 10/01/2045 (P)	1,210,000	1,242,361
2.830%, 10/01/2045 (P)	1,222,000	1,255,904
2.891%, 08/01/2044 (P)	1,475,990	1,523,761
3.002%, 09/01/2045 (P)	503,000	517,510
3.500%, TBA (C)	11,300,000	11,662,937
3.500%, 12/01/2028 to 08/01/2045	20,956,571	21,960,605
4.000%, 10/01/2029 to 07/01/2035	952,017	1,020,937
4.500%, 08/01/2020 to 08/20/2045	7,779,615	8,189,271
5.000%, 08/01/2039 to 07/01/2044	4,624,782	5,184,642
Federal National Mortgage Association
2.018%, 10/09/2019 (Z)	1,935,000	1,780,477
2.455%, 07/01/2045 (P)	1,301,907	1,324,778
2.510%, 09/01/2045 (P)	489,000	498,939
2.560%, 08/01/2045 (P)	1,409,000	1,438,933
2.562%, 03/01/2045 (P)	266,168	272,330
2.625%, 09/06/2024	571,000	575,205
2.699%, 10/01/2045 (P)	1,920,000	1,963,525
2.723%, 01/01/2045 (P)	1,749,092	1,800,953
2.731%, 01/01/2045 (P)	1,338,205	1,378,431
2.747%, 02/01/2045 (P)	1,419,737	1,463,406
2.760%, 09/01/2045 (P)	1,991,000	2,046,240
2.771%, 07/01/2045 (P)	738,547	760,343
2.790%, 10/01/2045 (P)	1,468,000	1,508,730
2.810%, 10/01/2045 (P)	1,222,000	1,255,904
2.832%, 05/01/2043 (P)	553,864	573,630
2.947%, 09/01/2045 (P)	502,000	516,906
3.000%, TBA (C)	3,900,000	4,040,156
3.000%, 11/01/2033 to 04/01/2043	22,417,846	22,614,117
3.500%, TBA (C)	47,758,000	49,455,517
3.500%, 12/01/2029 to 08/01/2045	27,085,115	28,325,724
4.000%, TBA (C)	400,000	424,812
4.000%, 03/01/2025 to 06/01/2045	23,926,451	25,676,537
4.377%, 04/01/2040 (P)	953,292	1,018,235
4.500%, 01/01/2020 to 03/01/2045	16,311,452	17,822,293
5.000%, 07/01/2041 to 07/01/2044	10,199,725	11,478,242
5.500%, 08/01/2041	258,892	291,982
Government National Mortgage Association
2.500%, 05/20/2045 to 10/20/2045 (P)	8,849,566	9,058,118
3.000%, TBA (C)	11,100,000	11,245,688
3.500%, TBA (C)	17,900,000	18,632,221
4.000%, 05/20/2045 to 09/20/2045	34,428,774	36,739,977
4.500%, 04/15/2045 to 08/20/2045	9,861,284	10,683,779
5.000%, 12/20/2044	1,598,688	1,765,489

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Tennessee Valley Authority
2.875%, 09/15/2024	$1,328,000	$1,338,582
		330,395,330
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $761,796,877)		$762,477,123

FOREIGN GOVERNMENT
OBLIGATIONS - 1.6%
Brazil - 0.0%
Federative Republic of Brazil
5.000%, 01/27/2045	465,000	374,325
Colombia - 0.0%
Republic of Colombia
5.000%, 06/15/2045	620,000	551,025
Indonesia - 0.1%
Republic of Indonesia
4.125%, 01/15/2025 (S)	930,000	890,475
Japan - 0.2%
Japan Bank for International Cooperation
1.750%, 05/28/2020	1,935,000	1,919,996
Jordan - 0.3%
Hashemite Kingdom of Jordan
2.578%, 06/30/2022	1,970,000	1,996,902
3.000%, 06/30/2025	1,735,000	1,766,587
		3,763,489
Mexico - 0.2%
Government of Mexico
5.750%, 10/12/2110	2,488,000	2,376,040
Paraguay - 0.1%
Republic of Paraguay
4.625%, 01/25/2023 (S)	480,000	481,200
6.100%, 08/11/2044 (S)	745,000	748,725
		1,229,925
Peru - 0.0%
Republic of Peru
4.125%, 08/25/2027	500,000	496,250
Slovakia - 0.3%
Government of Slovakia
4.375%, 05/21/2022 (S)	2,755,000	3,057,224
Slovenia - 0.4%
Republic of Slovenia
5.250%, 02/18/2024 (S)	3,160,000	3,483,900
5.500%, 10/26/2022 (S)	875,000	982,097
5.850%, 05/10/2023 (S)	640,000	729,856
		5,195,853
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $20,100,158)		$19,854,602

CORPORATE BONDS - 20.8%
Consumer discretionary - 2.9%
Amazon.com, Inc. 4.950%, 12/05/2044	1,520,000	1,516,492
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044	745,000	713,828
CCO Safari II LLC
4.908%, 07/23/2025 (S)	1,520,000	1,509,570
6.484%, 10/23/2045 (S)	1,270,000	1,288,049
Coach, Inc. 4.250%, 04/01/2025	875,000	818,423
Comcast Corp. 4.400%, 08/15/2035	555,000	555,453

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	$500,000	$444,654
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	640,000	639,505
2.375%, 08/01/2018 (S)	920,000	925,572
DIRECTV Holdings LLC
3.800%, 03/15/2022	315,000	312,262
3.950%, 01/15/2025	1,760,000	1,704,616
4.450%, 04/01/2024	1,290,000	1,302,465
Ford Motor Credit Company LLC
3.664%, 09/08/2024	825,000	796,973
General Motors Company
3.500%, 10/02/2018	1,560,000	1,581,934
5.000%, 04/01/2035	685,000	643,649
5.200%, 04/01/2045	400,000	375,556
General Motors Financial Company, Inc.
3.450%, 04/10/2022	1,240,000	1,186,120
Grupo Televisa SAB 5.000%, 05/13/2045	620,000	575,062
Hyundai Capital America
2.000%, 03/19/2018 (S)	555,000	551,988
2.600%, 03/19/2020 (S)	1,370,000	1,356,340
Johnson Controls, Inc. 4.950%, 07/02/2064	320,000	279,929
Kohl’s Corp. 5.550%, 07/17/2045	550,000	518,344
McDonald’s Corp.
2.200%, 05/26/2020	535,000	527,868
3.375%, 05/26/2025	760,000	745,689
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	825,000	811,501
3.500%, 06/15/2022	575,000	563,811
3.900%, 11/15/2024	1,035,000	1,027,263
3.950%, 06/15/2025	980,000	954,294
Sky Group Finance PLC
3.750%, 09/16/2024 (S)	1,370,000	1,316,538
Thomson Reuters Corp. 3.850%, 09/29/2024	645,000	634,070
Time Warner Cable, Inc. 6.550%, 05/01/2037	350,000	351,478
Toyota Motor Credit Corp.
1.125%, 05/16/2017	1,595,000	1,595,419
2.750%, 05/17/2021	1,675,000	1,686,145
Viacom, Inc.
4.850%, 12/15/2034	1,120,000	939,598
5.250%, 04/01/2044	490,000	420,842
Volkswagen Group of America Finance LLC
2.400%, 05/22/2020 (S)	1,405,000	1,392,500
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	1,475,000	1,473,109
Yum! Brands, Inc. 5.350%, 11/01/2043	645,000	611,575
		34,648,484
Consumer staples - 1.7%
Altria Group, Inc.
2.625%, 01/14/2020	1,490,000	1,487,857
4.500%, 05/02/2043	820,000	756,396
BAT International Finance PLC
3.950%, 06/15/2025 (S)	1,465,000	1,494,168
CVS Health Corp.
2.800%, 07/20/2020	845,000	853,567
3.875%, 07/20/2025	1,100,000	1,124,739
Kraft Heinz Foods Company
2.800%, 07/02/2020 (S)	1,975,000	1,972,523
3.950%, 07/15/2025 (S)	1,985,000	2,013,862
5.200%, 07/15/2045 (S)	430,000	451,147
PepsiCo, Inc.
1.250%, 04/30/2018	455,000	452,822
1.850%, 04/30/2020	900,000	882,250

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
PepsiCo, Inc. (continued)
3.500%, 07/17/2025	$730,000	$737,816
Pernod Ricard SA 5.750%, 04/07/2021 (S)	1,702,000	1,906,778
Reynolds American, Inc.
4.450%, 06/12/2025	895,000	918,670
5.700%, 08/15/2035	980,000	1,038,131
Walgreens Boots Alliance, Inc.
4.800%, 11/18/2044	955,000	881,213
Wm. Wrigley Jr. Company
2.000%, 10/20/2017 (S)	290,000	291,712
2.400%, 10/21/2018 (S)	610,000	616,156
2.900%, 10/21/2019 (S)	1,441,000	1,464,968
3.375%, 10/21/2020 (S)	1,420,000	1,455,906
		20,800,681
Energy - 3.5%
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	767,000	612,113
Chevron Corp.
1.365%, 03/02/2018	2,020,000	2,012,320
2.411%, 03/03/2022	1,740,000	1,688,186
ConocoPhillips Company 2.875%, 11/15/2021	745,000	737,850
Continental Resources, Inc.
4.500%, 04/15/2023	370,000	333,046
Ecopetrol SA
5.375%, 06/26/2026	1,185,000	1,106,198
5.875%, 05/28/2045	595,000	480,463
7.375%, 09/18/2043	175,000	171,238
Energy Transfer Partners LP
2.500%, 06/15/2018	1,075,000	1,067,475
4.050%, 03/15/2025	1,005,000	911,724
4.150%, 10/01/2020	545,000	548,732
4.750%, 01/15/2026	1,620,000	1,535,106
6.125%, 12/15/2045	130,000	124,640
EnLink Midstream Partners LP
5.050%, 04/01/2045	1,675,000	1,396,836
Ensco PLC 5.200%, 03/15/2025 (L)	310,000	277,024
Enterprise Products Operating LLC
3.700%, 02/15/2026	1,080,000	1,017,680
3.750%, 02/15/2025	825,000	788,069
4.850%, 03/15/2044	155,000	139,293
4.900%, 05/15/2046	825,000	744,186
Exxon Mobil Corp.
1.305%, 03/06/2018	1,465,000	1,461,812
1.912%, 03/06/2020	1,735,000	1,726,462
2.709%, 03/06/2025	1,220,000	1,188,823
Kerr-McGee Corp. 6.950%, 07/01/2024	2,225,000	2,622,792
Kinder Morgan Energy Partners LP
4.100%, 11/15/2015	735,000	738,688
Kinder Morgan, Inc.
5.300%, 12/01/2034	640,000	554,144
5.550%, 06/01/2045	275,000	236,392
Marathon Oil Corp.
3.850%, 06/01/2025	255,000	232,783
5.200%, 06/01/2045	1,270,000	1,118,597
Marathon Petroleum Corp.
5.000%, 09/15/2054	145,000	126,463
MPLX LP 4.000%, 02/15/2025	150,000	138,404
Newfield Exploration Company
5.625%, 07/01/2024	565,000	549,463
Niagara Mohawk Power Corp.
4.278%, 10/01/2034 (S)	835,000	837,663
ONEOK Partners LP 2.000%, 10/01/2017	585,000	576,656

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petrobras Global Finance BV
4.875%, 03/17/2020	$1,290,000	$1,128,892
6.250%, 03/17/2024	155,000	135,749
Petroleos Mexicanos
2.378%, 04/15/2025	875,000	882,991
2.460%, 12/15/2025	2,740,000	2,759,580
4.500%, 01/23/2026 (S)	570,000	541,529
5.625%, 01/23/2046 (S)	925,000	823,250
Rowan Companies, Inc.
5.400%, 12/01/2042	685,000	482,221
5.850%, 01/15/2044	425,000	309,712
Shell International Finance BV
4.125%, 05/11/2035	580,000	561,794
4.375%, 05/11/2045	245,000	241,401
Statoil ASA 2.900%, 11/08/2020	1,260,000	1,283,023
Sunoco Logistics Partners Operations LP
5.350%, 05/15/2045	320,000	272,419
Talisman Energy, Inc. 3.750%, 02/01/2021	505,000	489,347
TC PipeLines LP 4.650%, 06/15/2021	166,000	169,022
Valero Energy Corp. 4.900%, 03/15/2045	905,000	815,940
Weatherford International, Ltd.
4.500%, 04/15/2022	615,000	518,368
5.950%, 04/15/2042	800,000	612,458
Western Gas Partners LP
3.950%, 06/01/2025	1,545,000	1,431,197
5.375%, 06/01/2021	215,000	227,782
Williams Partners LP 4.000%, 09/15/2025	990,000	886,622
		42,374,618
Financials - 6.2%
AIA Group, Ltd.
3.200%, 03/11/2025 (S)	1,170,000	1,118,646
American International Group, Inc.
3.750%, 07/10/2025	1,035,000	1,038,358
4.375%, 01/15/2055	520,000	467,298
4.500%, 07/16/2044	590,000	563,384
American Tower Corp.
2.800%, 06/01/2020	685,000	676,664
3.450%, 09/15/2021	1,335,000	1,321,565
3.500%, 01/31/2023	1,311,000	1,246,584
4.000%, 06/01/2025	750,000	727,460
Aon PLC
4.750%, 05/15/2045	500,000	479,149
Assurant, Inc.
2.500%, 03/15/2018	825,000	832,986
Bank of America Corp.
1.500%, 10/09/2015	1,779,000	1,780,322
3.875%, 08/01/2025	3,265,000	3,294,817
6.000%, 09/01/2017	1,570,000	1,693,440
Barclays PLC
5.250%, 08/17/2045	1,085,000	1,086,866
Citigroup, Inc.
1.550%, 08/14/2017	2,210,000	2,202,770
1.700%, 07/25/2016	940,000	944,590
4.650%, 07/30/2045	1,500,000	1,491,846
Credit Agricole SA
4.375%, 03/17/2025 (S)	1,210,000	1,174,857
Credit Suisse Group Funding Guernsey, Ltd.
4.875%, 05/15/2045 (S)	950,000	926,790
DDR Corp.
3.375%, 05/15/2023	1,360,000	1,286,542
4.625%, 07/15/2022	1,650,000	1,715,621
Deutsche Bank AG
2.950%, 08/20/2020	2,010,000	2,007,516

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
DNB Boligkreditt AS
2.000%, 05/28/2020 (S)	$2,630,000	$2,625,629
General Electric Capital Corp.
5.875%, 01/14/2038	1,545,000	1,864,423
HCP, Inc.
4.000%, 06/01/2025	555,000	538,110
Healthcare Trust of America Holdings LP
3.375%, 07/15/2021	485,000	480,801
HSBC Holdings PLC
4.250%, 08/18/2025	1,305,000	1,291,420
HSBC USA, Inc.
2.750%, 08/07/2020	2,830,000	2,824,634
Intesa Sanpaolo SpA
2.375%, 01/13/2017	1,000,000	1,002,185
JPMorgan Chase & Co.
2.750%, 06/23/2020	2,679,000	2,686,533
3.900%, 07/15/2025	2,120,000	2,151,965
4.950%, 06/01/2045	1,150,000	1,147,476
Lazard Group LLC
3.750%, 02/13/2025	1,980,000	1,868,071
4.250%, 11/14/2020	1,085,000	1,140,993
MetLife, Inc.
1.903%, 12/15/2017	390,000	391,897
Mid-America Apartments LP
3.750%, 06/15/2024	1,220,000	1,198,709
4.300%, 10/15/2023	1,055,000	1,079,018
Morgan Stanley
2.800%, 06/16/2020	2,405,000	2,412,761
3.950%, 04/23/2027	1,660,000	1,578,887
4.000%, 07/23/2025	2,290,000	2,334,479
5.375%, 10/15/2015	745,000	749,138
Murray Street Investment Trust I
4.647%, 03/09/2017	1,961,000	2,042,909
Perrigo Finance PLC
3.900%, 12/15/2024	1,265,000	1,225,406
Principal Financial Group, Inc.
3.400%, 05/15/2025	615,000	593,572
Rabobank Nederland NV
3.375%, 05/21/2025	1,500,000	1,464,311
4.375%, 08/04/2025	1,100,000	1,103,014
5.250%, 08/04/2045	670,000	685,039
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	810,000	816,748
Stadshypotek AB
1.750%, 04/09/2020 (S)	4,055,000	4,005,918
Sumitomo Mitsui Banking Corp.
1.350%, 07/11/2017	1,145,000	1,138,891
Synchrony Financial
4.500%, 07/23/2025	1,320,000	1,312,500
Tanger Properties LP
3.750%, 12/01/2024	615,000	600,885
3.875%, 12/01/2023	705,000	699,873
The Goldman Sachs Group, Inc.
3.750%, 05/22/2025	500,000	497,460
5.150%, 05/22/2045	710,000	699,497
6.750%, 10/01/2037	1,099,000	1,307,504
		75,638,727
Health care - 1.5%
AbbVie, Inc.
2.500%, 05/14/2020	3,200,000	3,162,230
3.600%, 05/14/2025	1,365,000	1,342,226
Actavis Funding SCS
2.350%, 03/12/2018	970,000	969,159

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Actavis Funding SCS (continued)
3.000%, 03/12/2020	$1,235,000	$1,229,271
3.800%, 03/15/2025	1,575,000	1,525,780
4.750%, 03/15/2045	1,275,000	1,168,494
Amgen, Inc.
2.200%, 05/22/2019	1,010,000	1,001,997
2.700%, 05/01/2022	815,000	788,623
Anthem, Inc. 5.100%, 01/15/2044	490,000	496,482
Baxalta, Inc. 5.250%, 06/23/2045 (S)	1,140,000	1,142,682
Boston Scientific Corp. 3.375%, 05/15/2022	550,000	533,936
Celgene Corp.
2.125%, 08/15/2018	505,000	505,088
2.875%, 08/15/2020	765,000	768,534
3.875%, 08/15/2025	410,000	407,371
5.000%, 08/15/2045	810,000	814,529
Medtronic, Inc.
3.150%, 03/15/2022	495,000	495,628
4.375%, 03/15/2035	530,000	524,989
Mylan, Inc. 5.400%, 11/29/2043	540,000	530,959
UnitedHealth Group, Inc. 3.750%, 07/15/2025	755,000	772,838
		18,180,816
Industrials - 1.1%
Burlington Northern Santa Fe LLC
3.650%, 09/01/2025	760,000	763,259
4.700%, 09/01/2045	760,000	758,415
Embraer Netherlands Finance BV
5.050%, 06/15/2025	645,000	610,944
ERAC USA Finance LLC
4.500%, 02/15/2045 (S)	360,000	329,144
5.625%, 03/15/2042 (S)	1,139,000	1,214,868
FedEx Corp. 4.100%, 02/01/2045	800,000	710,623
L-3 Communications Corp.
3.950%, 05/28/2024	1,070,000	1,021,208
Northrop Grumman Corp.
3.250%, 08/01/2023	1,495,000	1,457,716
3.850%, 04/15/2045	745,000	652,694
Penske Truck Leasing Company LP
3.050%, 01/09/2020 (S)	370,000	370,717
3.200%, 07/15/2020 (S)	1,870,000	1,871,520
3.375%, 02/01/2022 (S)	1,445,000	1,399,613
Siemens Financieringsmaatschappij NV
3.250%, 05/27/2025 (S)	645,000	633,656
Valmont Industries, Inc. 5.250%, 10/01/2054	710,000	623,969
Verisk Analytics, Inc. 5.500%, 06/15/2045	195,000	191,970
		12,610,316
Information technology - 0.8%
Alibaba Group Holding, Ltd.
3.600%, 11/28/2024 (S)	1,195,000	1,132,864
Apple, Inc.
2.700%, 05/13/2022	1,240,000	1,224,320
4.375%, 05/13/2045	365,000	360,777
Baidu, Inc. 4.125%, 06/30/2025	460,000	452,464
Intel Corp.
2.450%, 07/29/2020	1,135,000	1,139,474
3.100%, 07/29/2022	1,130,000	1,136,989
3.700%, 07/29/2025	620,000	626,568
4.900%, 07/29/2045	595,000	610,391
Oracle Corp.
2.500%, 05/15/2022	1,360,000	1,322,766
2.950%, 05/15/2025	890,000	856,298
3.900%, 05/15/2035	310,000	290,832

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Oracle Corp. (continued)
4.125%, 05/15/2045	$540,000	$508,300
		9,662,043
Materials - 0.6%
Albemarle Corp. 5.450%, 12/01/2044	905,000	898,806
Barrick Gold Corp. 4.100%, 05/01/2023	340,000	300,375
Eastman Chemical Company
4.650%, 10/15/2044	565,000	531,198
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	490,000	489,978
International Paper Company
5.150%, 05/15/2046	505,000	488,910
LYB International Finance BV
4.875%, 03/15/2044	540,000	515,287
LyondellBasell Industries NV
4.625%, 02/26/2055	525,000	450,247
Monsanto Company 4.400%, 07/15/2044	500,000	449,715
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	1,205,000	1,168,280
Teck Resources, Ltd. 3.750%, 02/01/2023 (L)	490,000	367,500
The Mosaic Company
5.450%, 11/15/2033	400,000	417,842
5.625%, 11/15/2043	500,000	526,745
Vale Overseas, Ltd. 8.250%, 01/17/2034	335,000	333,928
		6,938,811
Telecommunication services - 1.1%
America Movil SAB de CV
3.125%, 07/16/2022	1,270,000	1,244,994
AT&T, Inc.
3.000%, 06/30/2022	2,225,000	2,135,310
3.400%, 05/15/2025	2,335,000	2,222,600
4.500%, 05/15/2035	745,000	682,523
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (S)	330,000	352,096
Bharti Airtel, Ltd. 4.375%, 06/10/2025 (S)	745,000	741,069
Verizon Communications, Inc.
2.500%, 09/15/2016	820,000	831,700
4.272%, 01/15/2036	473,000	423,600
4.400%, 11/01/2034	1,547,000	1,422,519
4.862%, 08/21/2046	3,610,000	3,390,158
		13,446,569
Utilities - 1.4%
Alabama Power Company 3.750%, 03/01/2045	800,000	696,473
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,695,000	1,689,527
Appalachian Power Company
4.450%, 06/01/2045	1,055,000	1,003,003
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	540,000	526,223
Comision Federal de Electricidad
6.125%, 06/16/2045 (S)	355,000	354,113
Commonwealth Edison Company
3.700%, 03/01/2045	270,000	242,708
Consolidated Edison Company of New
York, Inc. 4.625%, 12/01/2054	515,000	503,112
Dominion Resources, Inc. 4.700%, 12/01/2044	825,000	804,549
Duke Energy Progress LLC
3.250%, 08/15/2025	1,135,000	1,133,593
4.200%, 08/15/2045	940,000	935,729
Exelon Corp. 2.850%, 06/15/2020	820,000	818,183

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company
3.250%, 06/15/2023	$645,000	$642,495
PacifiCorp 3.600%, 04/01/2024	1,520,000	1,546,100
Potomac Electric Power Company
3.600%, 03/15/2024	720,000	729,465
Public Service Company of Colorado
4.300%, 03/15/2044	420,000	421,636
Public Service Company of New Mexico
3.850%, 08/01/2025	610,000	609,353
Public Service Electric & Gas Company
3.050%, 11/15/2024	660,000	656,051
Puget Energy, Inc. 6.000%, 09/01/2021	1,800,000	2,057,274
Puget Sound Energy, Inc. 4.300%, 05/20/2045	445,000	433,043
Southwestern Electric Power Company
3.550%, 02/15/2022	530,000	537,088
3.900%, 04/01/2045	710,000	621,131
Virginia Electric and Power Company
4.450%, 02/15/2044	465,000	475,780
		17,436,629
TOTAL CORPORATE BONDS (Cost $258,826,612)		$251,737,694

MUNICIPAL BONDS - 1.0%
County of Clark Department of Aviation
(Nevada) 6.820%, 07/01/2045	1,770,000	2,410,634
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,190,000	1,640,379
New Jersey Turnpike Authority
7.102%, 01/01/2041	1,586,000	2,122,718
North Texas Tollway Authority
6.718%, 01/01/2049	1,410,000	1,884,113
Port Authority of New York & New Jersey
4.458%, 10/01/2062	1,610,000	1,579,217
State of California 7.600%, 11/01/2040	1,090,000	1,606,595
The Ohio State University 4.800%, 06/01/2111	479,000	459,064
TOTAL MUNICIPAL BONDS (Cost $11,534,861)		$11,702,720

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.1%
Commercial and residential - 3.7%
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	1,110,000	1,232,496
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%, 11/10/2046	240,000	255,969
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR1, Class A2,
2.350%, 05/15/2045	2,078,616	2,110,563
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	241,000	241,609
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	484,000	498,330
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	80,000	85,248
Series 2014-CR16, Class ASB,
3.653%, 04/10/2047	940,000	985,950
Series 2014-CR18, Class ASB,
3.452%, 07/15/2047	318,000	330,356
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	1,321,000	1,354,440

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG) (continued)
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047 (P)	$959,000	$987,910
Series 2014-UBS6, Class ASB,
3.387%, 12/10/2047	843,000	863,788
Series 2015-LC21, Class A4,
3.708%, 07/10/2048	499,000	511,116
Commercial Mortgage Trust (Deutsche Bank
AG), Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	1,561,000	1,687,224
Commercial Mortgage Trust (Deutsche Bank
AG/Jefferies & Company)
Series 2014-UBS5, Class A4,
3.838%, 09/10/2047	577,000	601,172
Series 2014-UBS5, Class ASB,
3.548%, 09/10/2047	195,000	201,961
Series 2015-PC1, Class ASB,
3.608%, 07/10/2050	1,310,000	1,358,291
Commercial Mortgage Trust (Deutsche Bank
AG/UBS), Series 2014-UBS3, Class A4
3.819%, 06/10/2047	933,000	973,776
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class AS,
3.849%, 06/15/2057	753,000	756,587
Series 2015-C2, Class ASB,
3.224%, 06/15/2057	961,000	972,960
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	763,606	766,303
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	3,940,000	4,331,128
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class AAB
3.120%, 05/10/2050	875,000	880,842
GS Mortgage Securities Trust
Series 2011-GC3, Class A2,
3.645%, 03/10/2044 (S)	526,429	528,306
Series 2012-GC6, Class A1,
1.282%, 01/10/2045	9,716	9,722
Series 2012-GCJ7, Class A1,
1.144%, 05/10/2045	130,270	130,334
Series 2012-GCJ7, Class A2,
2.318%, 05/10/2045	1,525,000	1,541,351
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	181,000	186,097
Series 2013-GC16, Class A1,
1.264%, 11/10/2046	264,844	264,021
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	361,000	376,566
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	237,000	247,760
Series 2014-GC26, Class AAB,
3.365%, 11/10/2047	523,000	535,714
Series 2015-GC28, Class A5,
3.396%, 02/10/2048	342,000	341,722
Series 2015-GC32, Class AAB,
3.513%, 07/10/2048	1,309,000	1,347,843
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust,
Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,900,668	2,164,188

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4,
3.801%, 09/15/2047	$500,000	$515,203
Series 2015-C28, Class A3,
2.912%, 10/15/2048	621,000	594,373
Series 2015-C28, Class ASB,
3.042%, 10/15/2048	470,000	471,186
Series 2015-C30, Class A4,
3.551%, 07/15/2048	786,000	795,887
Series 2015-C30, Class AS,
4.226%, 07/15/2048 (P)	1,114,000	1,147,446
Series 2015-C30, Class ASB,
3.559%, 07/15/2048	1,048,000	1,078,925
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	19,614	19,626
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	737,000	779,047
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	259,801	267,003
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (S)	1,617,000	1,700,901
Series 2012-LC9, Class A2,
1.677%, 12/15/2047	466,000	466,514
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	206,783	207,868
JPMorgan Mortgage Trust, Series 2015-IVR2,
Class A2
2.772%, 01/25/2045 (P)(S)	733,514	739,851
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	711,973	714,340
Series 2013-C9, Class A,
1.970%, 05/15/2046	312,000	313,236
Series 2015-C22, Class A3,
3.046%, 04/15/2048	557,000	538,259
Series 2015-C23, Class A3,
3.451%, 07/15/2050	1,366,000	1,379,514
Morgan Stanley Capital I Trust
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	765,373	773,712
Series 2011-C3, Class A2,
3.224%, 07/15/2049	1,044,643	1,061,566
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A2,
2.113%, 05/10/2063	854,000	862,479
Series 2013-C5, Class A4,
3.185%, 03/10/2046	202,000	202,728
		44,291,307
U.S. Government Agency - 4.4%
Federal Home Loan Mortgage Corp.
Series 2014-HQ1, Class M1,
1.849%, 08/25/2024 (P)	985,607	988,743
Series 2015-DN1, Class M1,
1.449%, 01/25/2025 (P)	780,560	780,927
Series 271, Class 30, 3.000%, 08/15/2042	989,233	991,818
Series 300, Class 300, 3.000%, 01/15/2043	13,200,140	13,278,678
Series 342, Class 300, 3.000%, 02/15/2045	4,448,878	4,496,841
Series 4225, Class A, 4.000%, 09/15/2040	1,404,023	1,501,659
Series 4227, Class AB, 3.500%, 10/15/2037	1,388,617	1,460,859

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4462, Class DA, 4.000%, 04/15/2040	$7,804,032	$8,389,436
Series 4483, Class PA, 2.500%, 06/15/2045	10,689,686	10,887,135
Federal National Mortgage Association
Series 2007-108, Class AN,
8.200%, 11/25/2037 (P)	379,742	463,592
Series 2012-112, Class DA,
3.000%, 10/25/2042	4,956,447	4,999,772
Series 2012-134, Class LC,
3.000%, 12/25/2042	546,308	555,168
Series 2013-133, Class AB,
4.000%, 06/25/2039	756,144	799,281
Series 2014-49, Class LC,
3.000%, 07/25/2054	3,266,876	3,368,963
Series 411, Class A3, 3.000%, 08/25/2042	525,986	530,445
		53,493,317
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $98,441,416)		$97,784,624

ASSET BACKED SECURITIES - 13.3%
Ally Auto Receivables Trust
Series 2013-1, Class A3,
0.630%, 05/15/2017	69,350	69,326
Series 2014-1, Class A4,
1.530%, 04/15/2019	2,828,000	2,831,642
Series 2014-2, Class A4,
1.840%, 01/15/2020	7,000	7,056
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	1,731,000	1,733,005
Series 2014-4, Class A2,
1.430%, 06/17/2019	1,019,000	1,022,936
Series 2014-5, Class A1,
0.677%, 10/15/2019 (P)	2,240,000	2,230,406
Series 2015-2, Class A1,
0.768%, 01/15/2021 (P)	2,138,000	2,137,250
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A,
2.100%, 03/20/2019 (S)	1,139,000	1,143,574
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	3,003,000	2,997,414
Bank of The West Auto Trust, Series 2014-1,
Class A3
1.090%, 03/15/2019 (S)	556,000	555,482
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	318,000	319,329
Series 2014-3, Class A4,
1.790%, 03/16/2020	255,000	257,051
Series 2015-1, Class A3,
1.330%, 04/15/2019	1,755,000	1,760,223
Series 2015-1, Class A4,
1.820%, 09/15/2020	730,000	736,188
Series 2015-2, Class A3,
1.310%, 08/15/2019	2,604,000	2,606,325
Capital Auto Receivables Asset Trust
Series 2013-2, Class A4,
1.560%, 07/20/2018	549,000	551,007
Series 2013-3, Class A3,
1.310%, 12/20/2017	3,886,000	3,890,383
Series 2013-3, Class A4,
1.680%, 04/20/2018	298,000	299,588

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Capital Auto Receivables
Asset Trust (continued)
Series 2013-4, Class A3,
1.090%, 03/20/2018	$1,862,000	$1,861,212
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,022,000	1,023,750
Series 2014-1, Class A3,
1.320%, 06/20/2018	705,000	705,683
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,425,000	1,431,638
Series 2014-2, Class A1,
0.503%, 06/20/2016 (P)	249,318	249,275
Series 2014-2, Class A2,
0.910%, 04/20/2017	3,657,000	3,655,702
Series 2014-2, Class A3,
1.260%, 05/21/2018	1,067,000	1,067,625
Series 2014-2, Class A4,
1.620%, 10/22/2018	305,000	306,311
Series 2014-3, Class A3,
1.480%, 11/20/2018	908,000	908,127
Series 2015-1, Class A2,
1.420%, 06/20/2018	2,241,000	2,239,402
Series 2015-1, Class A3,
1.610%, 06/20/2019	1,968,000	1,964,692
Series 2015-1, Class A4,
1.860%, 10/21/2019	1,232,000	1,230,031
Series 2015-2, Class A2,
1.390%, 09/20/2018	991,000	986,648
Series 2015-2, Class A3,
1.730%, 09/20/2019	2,437,000	2,432,299
Series 2015-2, Class A4,
1.970%, 01/21/2020	3,131,000	3,127,982
Series 2015-3, Class A3,
1.940%, 01/21/2020	2,339,000	2,340,230
Capital One Multi-Asset Execution Trust
Series 2007-A1, Class A1,
0.248%, 11/15/2019 (P)	656,000	653,201
Series 2007-A2, Class A2,
0.278%, 12/16/2019 (P)	615,000	610,841
Citibank Credit Card Issuance Trust
Series 2013-A6, Class A6,
1.320%, 09/07/2018	2,288,000	2,291,949
Series 2013-A7, Class A7,
0.622%, 09/10/2020 (P)	160,000	160,457
Series 2014-A6, Class A6,
2.150%, 07/15/2021	6,366,000	6,436,128
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%, 10/17/2022	2,013,000	1,991,803
Ford Credit Auto Owner Trust
Series 2013-B, Class A3,
0.570%, 10/15/2017	435,199	435,102
Series 2013-D, Class A3,
0.670%, 04/15/2018	701,023	700,323
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	2,873,000	2,895,895
Series 2014-B, Class A3,
0.900%, 10/15/2018	1,433,000	1,431,988
Series 2015-2, Class A,
2.440%, 01/15/2027 (S)	1,189,000	1,196,781
Series 2015-A, Class A4,
1.640%, 06/15/2020	383,000	384,308
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class A, 1.920%, 01/15/2019	1,377,000	1,390,591

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master
Owner Trust A (continued)
Series 2014-1, Class A1,
1.200%, 02/15/2019	$6,063,000	$6,060,181
Series 2014-1, Class A2,
0.598%, 02/15/2019 (P)	372,000	370,076
Series 2014-2, Class A,
0.698%, 02/15/2021 (P)	1,190,000	1,182,064
Series 2015-2, Class A2,
0.757%, 01/15/2022 (P)	2,284,000	2,275,337
Honda Auto Receivables Owner Trust
Series 2013-3, Class A3,
0.770%, 05/15/2017	536,671	536,849
Series 2013-4, Class A3,
0.690%, 09/18/2017	1,100,766	1,099,939
Series 2014-1, Class A3,
0.670%, 11/21/2017	2,617,000	2,612,012
Series 2014-4, Class A4,
1.460%, 10/15/2020	306,000	306,201
Hyundai Auto Receivables Trust
Series 2011-C A4, 1.300%, 02/15/2018	128,895	129,051
Series 2013-A, Class A4,
0.750%, 09/17/2018	580,000	578,740
Series 2013-B, Class A4,
1.010%, 02/15/2019	515,000	515,242
Series 2013-C, Class A3,
1.010%, 02/15/2018	62,473	62,509
Series 2014-B, Class A3,
0.900%, 12/17/2018	1,144,000	1,143,771
Navient Student Loan Trust
Series 2014-1, Class A2,
0.509%, 03/27/2023 (P)	557,000	550,088
Series 2014-8, Class A2,
0.639%, 04/25/2023 (P)	782,000	771,585
Series 2014-8, Class B,
1.699%, 07/26/2049 (P)	495,000	458,470
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.475%, 10/27/2036 (P)	966,500	914,332
Series 2004-4, Class A5,
0.455%, 01/25/2037 (P)	950,820	925,681
Series 2005-1, Class A5,
0.405%, 10/25/2033 (P)	2,888,000	2,747,831
Series 2005-2, Class A5,
0.381%, 03/23/2037 (P)	1,007,000	946,801
Series 2005-3, Class A5,
0.401%, 12/24/2035 (P)	1,092,000	1,037,626
Series 2005-4, Class A4,
0.461%, 03/22/2032 (P)	668,000	602,012
Series 2006-1, Class A4,
0.419%, 11/23/2022 (P)	115,006	114,605
Series 2006-2, Class A4,
0.375%, 10/26/2026 (P)	376,492	375,449
Series 2010-4, Class A,
0.999%, 04/25/2046 (P)(S)	401,881	401,353
SLC Student Loan Trust, Series 2007-2,
Class A2
0.721%, 05/15/2028 (P)	312,438	308,600
SLM Private Education Loan Trust
Series 2011-A, Class A2,
4.370%, 04/17/2028 (S)	2,329,000	2,455,502
Series 2011-B, Class A2,
3.740%, 02/15/2029 (S)	311,000	325,137

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Private Education Loan Trust (continued)
Series 2012-B, Class A2,
3.480%, 10/15/2030 (S)	$1,470,000	$1,511,339
Series 2012-C, Class A1,
1.298%, 08/15/2023 (P)(S)	1,244,678	1,245,559
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	1,778,000	1,814,965
Series 2012-E, Class A1,
0.948%, 10/16/2023 (P)(S)	276,378	276,216
Series 2012-E, Class A2B,
1.948%, 06/15/2045 (P)(S)	499,000	509,430
Series 2013-A, Class A1,
0.798%, 08/15/2022 (P)(S)	1,257,698	1,252,566
Series 2013-B, Class A1,
0.848%, 07/15/2022 (P)(S)	447,825	447,333
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	357,000	353,636
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	281,000	288,631
Series 2014-A, Class A1,
0.798%, 07/15/2022 (P)(S)	1,333,480	1,329,639
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	489,000	496,135
SLM Student Loan Trust
Series 2004-10, Class A6A,
0.845%, 04/27/2026 (P)(S)	2,826,000	2,789,923
Series 2004-3, Class A5,
0.465%, 07/25/2023 (P)	1,423,762	1,384,412
Series 2004-9, Class A5,
0.445%, 01/27/2020 (P)	2,694,866	2,673,755
Series 2005-2, Class A5,
0.385%, 04/27/2020 (P)	2,873,557	2,847,744
Series 2005-5, Class A3,
0.395%, 04/25/2025 (P)	92,667	91,828
Series 2005-5, Class A4,
0.435%, 10/25/2028 (P)	8,572,000	8,069,981
Series 2005-6, Class A5B,
1.495%, 07/27/2026 (P)	379,404	380,344
Series 2005-6, Class A6,
0.435%, 10/27/2031 (P)	1,891,000	1,788,954
Series 2005-7, Class A4,
0.445%, 10/25/2029 (P)	856,000	800,898
Series 2005-9, Class A5,
0.415%, 01/27/2025 (P)	495,835	493,466
Series 2006-3, Class A5,
0.395%, 01/25/2021 (P)	1,012,000	969,784
Series 2007-2, Class A4,
0.355%, 07/25/2022 (P)	2,578,000	2,406,957
Series 2007-2, Class B,
0.465%, 07/25/2025 (P)	2,151,000	1,790,675
Series 2007-3, Class A3,
0.335%, 04/25/2019 (P)	3,916,000	3,851,856
Series 2007-5, Class A5,
0.375%, 01/25/2024 (P)	869,000	856,010
Series 2008-5, Class A3,
1.595%, 01/25/2018 (P)	105,795	105,958
Series 2010-1, Class A,
0.599%, 03/25/2025 (P)	806,386	795,009
Series 2012-6, Class A3,
0.949%, 05/26/2026 (P)	963,000	952,423
Series 2012-6, Class B,
1.199%, 04/27/2043 (P)	720,000	635,690
Series 2013-1, Class B,
1.999%, 11/25/2043 (P)	185,000	163,135

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2013-2, Class B,
1.699%, 06/25/2043 (P)	$119,000	$110,102
Series 2013-3, Class B,
1.699%, 09/25/2043 (P)	366,000	337,897
Series 2013-5, Class A2,
0.599%, 10/26/2020 (P)	463,583	461,313
Series 2013-6, Class A2,
0.699%, 02/25/2021 (P)	272,000	270,668
Series 2014-2, Class A3,
0.789%, 03/26/2029 (P)	840,000	808,795
Series 2014-2, Class B,
1.699%, 01/25/2045 (P)	100,000	92,013
SMB Private Education Loan Trust
Series 2015-A, Class A1,
0.798%, 07/17/2023 (P)(S)	1,983,111	1,964,797
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	5,452,000	5,315,907
Series 2015-A, Class A2B,
1.198%, 06/15/2027 (P)(S)	2,328,000	2,309,041
Series 2015-B, Class A2A,
2.980%, 07/15/2027 (S)	1,381,000	1,380,157
Series 2015-B, Class A2B,
1.391%, 07/15/2027 (P)(S)	1,663,000	1,653,484
Trade MAPS 1, Ltd., Series 2013-1A, Class A
0.892%, 12/10/2018 (P)(S)	1,142,000	1,142,235
World Financial Network Credit
Card Master Trust
Series 2013-B, Class A, 0.910%, 03/16/2020	750,000	750,218
Series 2014-B, Class A, 0.610%, 07/15/2019	749,000	748,915
TOTAL ASSET BACKED SECURITIES (Cost $163,260,070)		$161,784,996

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	59,933	599,640
TOTAL SECURITIES LENDING
COLLATERAL (Cost $599,640)		$599,640

SHORT-TERM INVESTMENTS - 1.7%
Money market funds - 1.7%
State Street Institutional Liquid Reserves
Fund, 0.1239% (Y)	20,843,332	20,843,332
TOTAL SHORT-TERM INVESTMENTS (Cost $20,843,332)		$20,843,332
Total Investments (Core Bond Fund)
(Cost $1,335,402,966) - 109.4%		$1,326,784,731
Other assets and liabilities, net - (9.4%)		(114,294,744)
TOTAL NET ASSETS - 100.0%		$1,212,489,987

Fundamental Global Franchise Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 90.2%
Belgium - 1.8%
Anheuser-Busch InBev NV	75,367	$8,220,149
China - 1.0%
Alibaba Group Holding, Ltd., ADR (I)	65,075	4,302,759

Fundamental Global Franchise Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France - 5.0%
Danone SA	365,922	$22,670,057
Germany - 4.2%
adidas AG	254,549	19,016,897
Ireland - 3.9%
Experian PLC	1,035,171	17,470,768
Netherlands - 5.7%
Heineken Holding NV	365,900	25,513,469
South Korea - 2.4%
Samsung Electronics Company, Ltd.	11,937	10,984,099
Switzerland - 1.7%
Nestle SA	103,439	7,620,032
United Kingdom - 17.0%
Diageo PLC	494,497	13,102,626
Imperial Tobacco Group PLC	322,437	15,520,111
Intertek Group PLC	145,530	5,629,216
Reckitt Benckiser Group PLC	150,405	13,177,609
SABMiller PLC	620,894	28,882,086
		76,311,648
United States - 47.5%
Amazon.com, Inc (I)	42,957	22,032,217
American Tower Corp.	98,162	9,049,555
Amgen, Inc.	56,028	8,503,930
Apple, Inc.	169,713	19,136,838
AutoZone, Inc. (I)	10,529	7,538,659
eBay, Inc. (I)	794,278	21,532,877
Google, Inc., Class A (I)	10,839	7,021,721
Google, Inc., Class C (I)	11,380	7,035,685
IHS, Inc., Class A (I)	131,271	15,230,061
McCormick & Company, Inc.	65,672	5,206,476
McDonald’s Corp.	175,018	16,630,210
PayPal Holdings, Inc. (I)	306,239	10,718,365
PepsiCo, Inc.	175,176	16,279,106
Philip Morris International, Inc.	38,608	3,080,918
Ralph Lauren Corp.	125,265	13,928,215
The Coca-Cola Company	258,257	10,154,665
The Procter & Gamble Company	213,102	15,059,918
Visa, Inc., Class A	78,784	5,617,299
		213,756,715
TOTAL COMMON STOCKS (Cost $346,082,225)		$405,866,593

SHORT-TERM INVESTMENTS - 9.6%
Money market funds - 9.6%
JPMorgan U.S. Treasury Plus Money Market
Fund, 0.0000% (Y)	42,899,696	42,899,696
TOTAL SHORT-TERM INVESTMENTS (Cost $42,899,696)		$42,899,696
Total Investments (Fundamental Global Franchise Fund)
(Cost $388,981,921) - 99.8%		$448,766,289
Other assets and liabilities, net - 0.2%		1,103,213
TOTAL NET ASSETS - 100.0%		$449,869,502

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Global Bond Fund

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 40.6%
Australia - 0.5%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,200,000	1,255,504
3.750%, 11/20/2020		200,000	193,557
Queensland Treasury Corp.
4.250%, 07/21/2023 (S)		1,300,000	1,006,930
			2,455,991
Brazil - 0.3%
Banco Nacional de Desenvolvimento
Economico e Social
4.000%, 04/14/2019 (S)		$1,100,000	1,050,500
5.750%, 09/26/2023 (S)		800,000	752,000
			1,802,500
Canada - 1.9%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	459,524
Province of Ontario
2.100%, 09/08/2018		1,000,000	786,303
2.450%, 06/29/2022		$1,100,000	1,103,187
3.150%, 06/02/2022	CAD	600,000	494,238
3.450%, 06/02/2045		1,100,000	875,560
3.500%, 06/02/2024		3,800,000	3,186,558
Province of Quebec
3.000%, 09/01/2023		1,500,000	1,215,575
4.250%, 12/01/2021		1,900,000	1,660,767
			9,781,712
France - 5.1%
Government of France
0.250%, 07/25/2024	EUR	3,009,295	3,486,833
1.000%, 05/25/2018 to 11/25/2018		14,500,000	16,742,877
1.750%, 05/25/2023 to 11/25/2024		2,500,000	2,994,104
3.000%, 04/25/2022		800,000	1,039,111
3.250%, 05/25/2045		1,600,000	2,260,460
			26,523,385
Germany - 0.6%
Federal Republic of Germany
4.250%, 07/04/2039		1,400,000	2,470,917
Federal Republic of Germany, Inflation
Linked Bond
0.100%, 04/15/2023		831,824	966,849
Greece - 0.5%
Republic of Greece
3.800%, 08/08/2017	JPY	400,000,000	2,746,534
Italy - 10.5%
Republic of Italy
3.250%, 09/01/2046 (S)	EUR	1,100,000	1,312,373
3.750%, 09/01/2024		7,100,000	9,174,629
4.000%, 02/01/2037		3,400,000	4,552,812
4.500%, 05/01/2023		10,000,000	13,491,089
4.750%, 08/01/2023 to 09/01/2028 (S)		10,100,000	14,013,276
5.000%, 03/01/2025 (S)		4,500,000	6,380,369
5.000%, 09/01/2040		3,300,000	5,061,393
6.000%, 08/04/2028	GBP	500,000	929,082
			54,915,023
Japan - 5.3%
Government of Japan
1.400%, 09/20/2034	JPY	160,000,000	1,387,124
1.500%, 12/20/2044		100,000,000	841,110
1.600%, 03/20/2033		360,000,000	3,265,107

Global Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Japan (continued)
Government of Japan (continued)
1.700%, 09/20/2032 to 09/20/2044	JPY	2,400,000,000	$22,132,862
			27,626,203
Mexico - 2.0%
Government of Mexico
4.750%, 06/14/2018	MXN	12,300,000	736,135
8.000%, 06/11/2020		145,000,000	9,647,391
			10,383,526
New Zealand - 1.0%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	1,100,000	724,125
5.000%, 03/15/2019		6,700,000	4,589,034
			5,313,159
Norway - 0.2%
Kommunalbanken AS
6.500%, 04/12/2021	AUD	1,300,000	1,098,450
Poland - 0.0%
Republic of Poland
3.250%, 07/25/2025	PLN	100,000	27,087
Slovenia - 4.5%
Republic of Slovenia
4.125%, 02/18/2019		$4,100,000	4,306,763
4.125%, 02/18/2019 (S)		1,900,000	1,995,817
4.700%, 11/01/2016 (S)	EUR	7,600,000	8,973,439
4.750%, 05/10/2018		$4,800,000	5,099,760
5.250%, 02/18/2024		500,000	551,250
5.500%, 10/26/2022		1,600,000	1,795,834
5.850%, 05/10/2023		600,000	684,240
Spain - 2.6%
Autonomous Community of Catalonia
4.300%, 11/15/2016	EUR	400,000	459,215
4.950%, 02/11/2020		1,000,000	1,189,198
Autonomous Community of Madrid
4.300%, 09/15/2026		1,300,000	1,663,268
Kingdom of Spain
2.150%, 10/31/2025 (S)		650,000	733,672
4.400%, 10/31/2023 (S)		1,500,000	2,007,812
4.800%, 01/31/2024 (S)		2,100,000	2,886,261
5.150%, 10/31/2044 (S)		2,300,000	3,560,519
5.400%, 01/31/2023 (S)		700,000	987,482
			13,487,427
Sweden - 0.2%
Kingdom of Sweden
4.250%, 03/12/2019	SEK	6,300,000	863,253
United Kingdom - 5.4%
Government of United Kingdom
2.250%, 09/07/2023	GBP	1,900,000	3,023,222
2.750%, 09/07/2024		1,400,000	2,307,812
3.250%, 01/22/2044		7,200,000	12,551,757
3.500%, 01/22/2045		1,700,000	3,108,183
4.250%, 12/07/2040		2,800,000	5,663,779
4.750%, 12/07/2030 to 12/07/2038		800,000	1,652,507
			28,307,260
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $230,830,633)			$212,176,379

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS - 26.2%
Australia - 0.7%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$400,000	$400,212
CNOOC Curtis Funding No. 1 Pty, Ltd.
4.500%, 10/03/2023 (S)		1,900,000	1,971,252
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		1,500,000	1,505,696
			3,877,160
Belgium - 0.3%
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		1,200,000	1,311,720
China - 0.4%
Sinopec Group Overseas Development
2012, Ltd.
3.900%, 05/17/2022 (S)		300,000	303,967
Sinopec Group Overseas Development
2013, Ltd.
4.375%, 10/17/2023 (S)		1,500,000	1,560,617
			1,864,584
Denmark - 5.3%
Nykredit Realkredit A/S
1.000%, 07/01/2016 to 10/01/2016	DKK	94,800,000	14,354,142
2.000%, 10/01/2015 to 04/01/2016		47,600,000	7,234,438
Realkredit Danmark A/S
1.000%, 04/01/2016		26,000,000	3,930,777
2.000%, 01/01/2016		13,500,000	2,042,864
			27,562,221
France - 2.0%
BNP Paribas Home Loan SFH
2.200%, 11/02/2015 (S)		$5,800,000	5,813,798
BPCE SA
4.500%, 03/15/2025 (S)		200,000	193,863
Cie de Financement Foncier SA
2.500%, 09/16/2015 (S)		3,900,000	3,901,498
Dexia Credit Local SA
0.375%, 07/10/2017	EUR	400,000	450,906
			10,360,065
Germany - 2.2%
FMS Wertmanagement AoeR
3.375%, 06/17/2021		2,600,000	3,425,801
KFW
5.000%, 03/19/2024	AUD	100,000	80,831
6.250%, 05/19/2021		8,100,000	6,816,921
Landwirtschaftliche Rentenbank
4.250%, 01/24/2023		300,000	229,607
5.375%, 04/23/2024	NZD	1,500,000	1,055,470
			11,608,630
Greece - 0.2%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	300,000	275,207
National Bank of Greece SA
3.875%, 10/07/2016		800,000	806,364
			1,081,571
Hong Kong - 0.4%
CNOOC Finance 2012, Ltd.
3.875%, 05/02/2022		$2,100,000	2,114,547

Global Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Ireland - 1.3%
Depfa ACS Bank
3.875%, 11/14/2016	EUR	1,500,000	$1,757,119
4.875%, 05/21/2019		100,000	130,838
5.125%, 03/16/2037 (S)		$500,000	615,550
5.750%, 03/28/2017		2,000,000	2,133,346
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016	EUR	1,800,000	2,044,857
Italy - 0.7%
Banca Carige SpA
3.750%, 11/25/2016		500,000	582,920
3.875%, 10/24/2018		1,435,000	1,764,320
Banco Popolare SC
2.375%, 01/22/2018		500,000	562,724
3.500%, 03/14/2019		600,000	690,842
			3,600,806
Ivory Coast - 0.5%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	2,584,690
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.700%, 03/05/2018 (S)		$700,000	694,923
Macau - 0.3%
Wynn Macau, Ltd.
5.250%, 10/15/2021 (S)		1,800,000	1,651,500
Netherlands - 1.7%
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,315,180
Petrobras Global Finance BV
3.250%, 03/17/2017		2,900,000	2,778,490
7.875%, 03/15/2019		1,200,000	1,209,336
Rabobank Nederland NV
6.875%, 03/19/2020	EUR	1,400,000	1,879,867
Stichting AK Rabobank Certificaten
6.500%, 09/29/2015 (Q)		600,000	749,170
Norway - 0.3%
Eksportfinans ASA
2.000%, 09/15/2015		$880,000	878,900
5.500%, 05/25/2016		600,000	614,604
			1,493,504
Portugal - 0.4%
Novo Banco SA
4.000%, 01/21/2019	EUR	200,000	220,708
4.750%, 01/15/2018		100,000	113,690
5.000%, 05/21/2019		247,000	280,669
5.875%, 11/09/2015		1,300,000	1,456,564
			2,071,631
Russia - 0.3%
Gazprom OAO
9.250%, 04/23/2019		$1,500,000	1,657,275
Spain - 0.7%
Bankia SA
3.500%, 12/14/2015	EUR	3,300,000	3,736,106
Sweden - 0.4%
Skandinaviska Enskilda Banken AB
3.000%, 06/20/2018	SEK	3,000,000	383,322
Stadshypotek AB
3.000%, 03/21/2018		4,000,000	509,358

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Sweden (continued)
Sveriges Sakerstallda Obligationer AB
4.000%, 03/21/2018	SEK	3,000,000	$390,244
Swedbank AB
2.200%, 03/04/2020 (S)		$1,000,000	992,111
			2,275,035
Switzerland - 2.1%
EUROFIMA
6.250%, 12/28/2018	AUD	3,300,000	2,627,995
UBS AG
5.125%, 05/15/2024		$2,800,000	2,800,000
UBS AG (7.250% to 02/22/2017, then
5 Year U.S. Swap Rate + 6.061%)
02/22/2022		5,100,000	5,357,606
United Kingdom - 1.9%
Barclays Bank PLC
7.625%, 11/21/2022		2,700,000	3,078,000
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		200,000	216,000
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	1,000,000	1,843,456
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,097,542
Tesco Corporate Treasury Services PLC
1.375%, 07/01/2019	EUR	800,000	869,712
Tesco PLC
5.000%, 03/24/2023	GBP	100,000	153,215
6.125%, 02/24/2022		950,000	1,562,118
The Royal Bank of Scotland PLC (9.500%
to 03/16/2017, then 5 Year U.S. Swap
Rate + 8.500%)
03/16/2022		$1,000,000	1,095,382
			9,915,425
United States - 4.0%
Ally Financial, Inc.
2.750%, 01/30/2017		600,000	597,750
3.500%, 07/18/2016		400,000	404,000
Altria Group, Inc.
9.250%, 08/06/2019		354,000	438,390
Bank of America Corp.
0.939%, 08/25/2017 (P)		2,000,000	1,996,024
1.700%, 08/25/2017		1,000,000	998,281
Bank of America Corp. (6.100% to
03/17/2025, then 3 month
LIBOR + 3.898%)
03/17/2025 (Q)		1,300,000	1,269,125
CCO Safari II LLC
4.464%, 07/23/2022 (S)		1,500,000	1,492,034
6.384%, 10/23/2035 (S)		1,000,000	1,015,201
Citigroup, Inc.
0.985%, 04/27/2018 (P)		1,000,000	997,318
Dexia Credit Local SA
1.875%, 01/29/2020 (S)		2,200,000	2,179,085
International Lease Finance Corp.
6.750%, 09/01/2016 (S)		2,100,000	2,184,420
7.125%, 09/01/2018 (S)		500,000	552,585
Masco Corp.
6.125%, 10/03/2016		700,000	726,936
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		200,000	209,000
7.250%, 12/15/2021 (S)		200,000	207,000

Global Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Red Oak Power LLC
8.540%, 11/30/2019	$489,137	$520,930
Verizon Communications, Inc.
2.036%, 09/14/2018 (P)	3,800,000	3,901,544
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022	1,400,000	1,363,964
		21,053,587
TOTAL CORPORATE BONDS (Cost $141,578,485)		$136,914,334

CONVERTIBLE BONDS - 0.1%
Cayman Islands - 0.1%
NB Finance, Ltd.
3.500%, 12/06/2015	500,000	495,625
TOTAL CONVERTIBLE BONDS (Cost $497,196)		$495,625

MUNICIPAL BONDS - 0.1%
United States - 0.1%
New Jersey Turnpike Authority
7.102%, 01/01/2041	400,000	535,364
TOTAL MUNICIPAL BONDS (Cost $584,832)		$535,364

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 22.0%
U.S. Government - 12.7%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023	1,344,647	1,302,307
0.125%, 07/15/2024 (C)	6,129,951	5,880,683
0.250%, 01/15/2025	11,182,362	10,772,338
1.375%, 01/15/2020 to 02/15/2044	748,514	786,632
1.750%, 01/15/2028	1,252,867	1,393,766
2.375%, 01/15/2025 to 01/15/2027	4,711,088	5,484,800
2.500%, 01/15/2029	8,446,412	10,198,603
U.S. Treasury Bonds
2.750%, 11/15/2042	7,900,000	7,567,134
2.875%, 08/15/2045	1,600,000	1,574,374
3.000%, 05/15/2042 to 05/15/2045	1,100,000	1,108,781
3.125%, 11/15/2041 to 08/15/2044	8,100,000	8,384,704
3.375%, 05/15/2044 (D)	400,000	431,854
3.625%, 02/15/2044 (D)	4,600,000	5,200,995
4.250%, 05/15/2039	1,100,000	1,362,911
4.375%, 11/15/2039 to 05/15/2040	2,200,000	2,777,720
4.625%, 02/15/2040 (D)	300,000	392,133
6.125%, 11/15/2027	400,000	559,771
U.S. Treasury Notes
2.250%, 11/15/2024 (D)	300,000	301,195
2.375%, 08/15/2024 (D)	300,000	304,766
U.S. Treasury Strip 2.201%, 05/15/2026	500,000	383,710
		66,169,177
U.S. Government Agency - 9.3%
Federal National Mortgage Association
1.383%, 11/01/2042 to 10/01/2044 (P)	1,336,205	1,364,258
2.054%, 11/01/2035 (P)	127,576	133,169
2.662%, 07/01/2035 (P)	43,738	46,745
3.500%, TBA (C)	12,000,000	12,434,999
3.730%, 01/01/2018	5,000,000	5,183,440
4.000%, TBA (C)	19,317,655	20,516,167
4.500%, TBA (C)	8,000,000	8,666,250

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
5.319%, 09/01/2035 (P)		$40,665	$43,287
			48,388,315
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $115,123,697)			$114,557,492

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.3%
Commercial and residential - 13.0%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.761%, 09/25/2035 (P)		74,666	65,439
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.314%, 10/25/2034 (P)		114,800	114,644
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.676%, 02/20/2036 (P)		567,896	563,543
Series 2006-J, Class 4A1,
2.932%, 01/20/2047 (P)		79,359	66,975
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-5, Class 1A2,
2.564%, 08/25/2033 (P)		26,554	26,536
Series 2003-7, Class 6A,
2.471%, 10/25/2033 (P)		58,597	59,081
Series 2003-9, Class 2A1,
2.834%, 02/25/2034 (P)		10,219	9,997
Series 2004-2, Class 22A,
2.649%, 05/25/2034 (P)		131,912	126,955
Series 2004-2, Class 23A,
2.459%, 05/25/2034 (P)		50,043	46,184
Series 2005-2, Class A1,
2.680%, 03/25/2035 (P)		629,932	632,387
Series 2005-2, Class A2,
2.515%, 03/25/2035 (P)		125,528	126,946
Series 2005-4, Class 3A1,
2.693%, 08/25/2035 (P)		327,313	282,203
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)		400,271	401,973
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.692%, 09/25/2035 (P)		1,134,062	962,636
Series 2005-9, Class 24A1,
2.541%, 11/25/2035 (P)		476,546	354,060
Series 2006-8, Class 3A1,
0.359%, 02/25/2034 (P)		47,646	43,365
Series 2006-6, Class 32A1,
2.620%, 11/25/2036 (P)		1,175,602	845,868
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.502%, 01/26/2036 (P)		618,699	503,344
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.453%, 05/20/2045 (P)		411,165	318,934
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.586%, 02/15/2041 (P)	GBP	785,160	1,176,230

Global Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Casa D’este Finance SRL, Series 1,
Class 1A2
0.336%, 09/15/2021 (P)	EUR	717,496	$788,508
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)		$162,990	161,194
Series 2005-11, Class A2A,
2.730%, 10/25/2035 (P)		650,783	644,493
Series 2005-12, Class 2A1,
0.991%, 08/25/2035 (P)(S)		971,718	754,040
Series 2005-6, Class A1,
2.210%, 09/25/2035 (P)		215,540	215,917
Series 2005-6, Class A2,
2.420%, 09/25/2035 (P)		238,933	240,219
Series 2005-7, Class 1A2,
2.358%, 09/25/2035 (P)		1,566,835	1,347,959
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		90,404	83,096
Series 2005-56, Class 2A2,
2.224%, 11/25/2035 (P)		62,097	51,825
Series 2005-56, Class 2A3,
1.684%, 11/25/2035 (P)		62,054	50,273
Series 2006-OA19, Class A1,
0.383%, 02/20/2047 (P)		1,490,554	1,120,102
Series 2007-11T1, Class A12,
0.549%, 05/25/2037 (P)		273,207	161,074
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		121,913	103,907
Series 2005-81, Class A1,
0.479%, 02/25/2037 (P)		2,770,899	2,202,718
Series 2006-OA1, Class 2A1,
0.413%, 03/20/2046 (P)		908,278	717,581
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.766%, 08/25/2034 (P)		33,437	29,573
Series 2004-22, Class A3,
2.428%, 11/25/2034 (P)		132,682	125,109
Series 2005-R2, Class 1AF1,
0.539%, 06/25/2035 (P)(S)		223,789	197,403
Series 2004-12, Class 12A1,
2.685%, 08/25/2034 (P)		322,250	279,610
Series 2004-25, Class 1A1,
0.529%, 02/25/2035 (P)		141,117	130,029
Series 2004-25, Class 2A1,
0.539%, 02/25/2035 (P)		173,830	151,870
Series 2005-HYB9, Class 5A1,
2.330%, 02/20/2036 (P)		381,006	328,079
Series 2005-HYB9, Class 3A2A,
2.313%, 02/20/2036 (P)		257,306	237,628
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.285%, 07/25/2033 (P)		9,964	9,864
Series 2003-AR20, Class 2A1,
2.580%, 08/25/2033 (P)		89,887	90,461
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.927%, 12/16/2049 (P)(S)		236,845	245,231
Creso S.R.L, Series 2, Class A
0.685%, 12/30/2060 (P)	EUR	2,644,413	2,947,204

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.285%, 02/20/2044 (P)	GBP	1,001,150	$1,557,775
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2006-AR3, Class A2
0.319%, 08/25/2036 (P)		$1,665,497	1,329,962
Eurosail PLC, Series 2006-1X, Class A2C
0.729%, 06/10/2044 (P)	GBP	1,565,176	2,319,467
First Flexible PLC, Series 7, Class A
0.811%, 09/15/2033 (P)		172,813	259,932
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.728%, 08/25/2035 (P)		$60,387	54,646
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.548%, 11/15/2031 (P)		185,471	176,775
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.684%, 10/18/2054 (P)(S)	GBP	2,136,397	3,284,746
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.006%, 06/25/2034 (P)		$10,659	10,325
Great Hall Mortgages PLC
Series 2006-1, Class A2B,
0.136%, 06/18/2038 (P)	EUR	1,231,717	1,303,038
Series 2007-1, Class A2A,
0.702%, 03/18/2039 (P)	GBP	1,184,513	1,700,282
Series 2007-1, Class A2B,
0.116%, 03/18/2039 (P)	EUR	1,377,341	1,440,039
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.780%, 10/25/2033 (P)		$8,146	8,037
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.502%, 11/10/2045		3,367,592	352,439
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.860%, 03/25/2033 (P)		44,109	43,361
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.526%, 05/19/2033 (P)		100,284	99,574
Series 2005-4, Class 3A1,
2.672%, 07/19/2035 (P)		25,477	22,642
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A,
2.570%, 12/25/2034 (P)		43,870	41,652
Series 2006-AR4, Class A1A,
0.409%, 05/25/2046 (P)		1,777,389	1,510,674
JPMorgan Alternative Loan Trust
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (P)		1,993	1,422
Series 2006-S1, Class 3A2,
0.469%, 03/25/2036 (P)		1,275,552	1,185,440
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
1.990%, 11/25/2033 (P)		61,375	61,235
Series 2006-A1, Class 3A2,
2.667%, 02/25/2036 (P)		582,567	505,882
Series 2007-A1, Class 5A6,
2.597%, 07/25/2035 (P)		193,711	186,543

Global Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.182%, 02/25/2033 (P)		$70,381	$67,232
Series 2005-2, Class 1A,
1.673%, 10/25/2035 (P)		317,342	307,749
Series 2005-A8, Class A3A2,
0.449%, 08/25/2036 (P)		44,369	42,790
Series 2003-C, Class A1,
0.859%, 06/25/2028 (P)		260,776	247,953
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class A4
5.378%, 08/12/2048		867,534	902,123
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
6.077%, 08/12/2049 (P)		2,000,000	2,128,746
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A4FL
0.342%, 07/12/2044 (P)		984,558	980,551
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.638%, 12/15/2030 (P)		264,503	252,216
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.641%, 10/07/2020 (P)		1,878,202	1,887,521
Series 2010-R2, Class 2A,
0.661%, 11/05/2020 (P)		12,987,970	13,054,118
Puma Finance PTY, Ltd., Series 2006-G5,
Class A1
0.473%, 02/21/2038 (P)(S)		221,536	221,153
Residential Accredit Loans Trust
Series 2006-QO6, Class A1,
0.379%, 06/25/2046 (P)		1,448,697	639,918
Series 2007-QO2, Class A1,
0.349%, 02/25/2047 (P)		309,492	175,156
Series 2007-QS1, Class 1A1,
6.000%, 01/25/2037		1,135,043	948,946
Series 2006-QO3, Class A1,
0.409%, 04/25/2046 (P)		891,088	460,188
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.599%, 01/25/2046 (P)		341,935	174,208
Residential Funding Mortgage
Securities Trust, Series 2005-SA4,
Class 1A21
3.132%, 09/25/2035 (P)		110,411	87,454
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.721%, 06/12/2044 (P)	GBP	751,496	1,051,872
Sequoia Mortgage Trust, Series 5, Class A
0.905%, 10/19/2026 (P)		$78,593	76,725
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.563%, 02/25/2034 (P)		82,303	82,333
Series 2004-1, Class 4A2,
2.563%, 02/25/2034 (P)		452,666	450,458
Series 2004-12, Class 7A1,
2.712%, 09/25/2034 (P)		177,894	177,359
Series 2004-19, Class 2A1,
1.598%, 01/25/2035 (P)		485,028	388,774

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Structured Adjustable Rate Mortgage
Loan Trust (continued)
Series 2004-4, Class 3A2,
2.488%, 04/25/2034 (P)		$165,827	$165,873
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.419%, 05/25/2036 (P)		1,163,848	871,419
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.661%, 10/28/2035 (P)(S)		34,419	34,064
Swan Trust, Series 2010-1, Class A
3.330%, 04/25/2041 (P)	AUD	678,186	486,830
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
1.449%, 06/25/2047 (P)		$195,186	173,179
Series 2007-3, Class 3A1,
1.441%, 06/25/2047 (P)		371,994	331,604
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		329,747	316,763
Torrens Trust, Series 2007-1, Class A
2.465%, 10/19/2038 (P)	AUD	322,103	228,996
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.384%, 11/25/2042 (P)		$171,134	160,051
Series 2003-AR5, Class A7,
2.560%, 06/25/2033 (P)		45,598	46,252
Series 2005-AR13, Class A1A1,
0.489%, 10/25/2045 (P)		97,665	90,298
Series 2005-AR2, Class 2A1A,
0.509%, 01/25/2045 (P)		149,199	140,394
Series 2006-AR13, Class 2A,
2.187%, 10/25/2046 (P)		1,712,283	1,574,875
Series 2006-AR17, Class 1A1A,
0.978%, 12/25/2046 (P)		275,172	257,709
Series 2006-AR3, Class A1A,
1.184%, 02/25/2046 (P)		602,960	552,778
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.124%, 07/25/2046 (P)		207,280	131,570
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.714%, 09/25/2034 (P)		87,232	89,278
			68,055,631
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.368%, 02/25/2045 (P)		143,338	146,934
Federal National Mortgage Association
Series 2003-W6, Class F,
0.549%, 09/25/2042 (P)		264,242	262,933
Series 2004-W2, Class 5AF,
0.549%, 03/25/2044 (P)		142,893	142,664
Series 2005-120, Class NF,
0.299%, 01/25/2021 (P)		7,106	7,103
Series 2006-15, Class FC,
0.329%, 03/25/2036 (P)		148,578	142,487
Series 2006-16, Class FC,
0.499%, 03/25/2036 (P)		573,079	573,879

Global Bond Fund (continued)

		Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2006-5, Class 3A2,
2.259%, 05/25/2035 (P)		$241,655	$252,216
			1,528,216
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $73,911,708)			$69,583,847

ASSET BACKED SECURITIES - 1.2%
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.206%, 05/01/2023 (P)	EUR	743,322	819,522
Jubilee CDO VI BV, Series VI-X,
Class A1B
0.396%, 09/20/2022 (P)		1,000,000	1,107,863
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.759%, 10/25/2034 (P)		$134,514	125,507
Magi Funding PLC, Series 2010-1A,
Class A
0.331%, 04/11/2021 (P)(S)	EUR	54,227	60,799
Mercator CLO II PLC, Series X, Class A1
0.210%, 02/18/2024 (P)		226,010	251,366
Neuberger Berman CLO XII, Ltd.,
Series 2012-12AR, Class A2R
1.445%, 07/25/2023 (P)(S)		$1,400,000	1,400,622
OHA Credit Partners VI, Ltd.,
Series 2012-6A, Class AR
1.531%, 05/15/2023 (P)(S)		1,300,000	1,299,470
Panther CDO V BV, Series 2015-A,
Class A1
0.364%, 10/15/2084 (P)(S)	EUR	446,011	481,927
Penta CLO SA, Series 2007-1X, Class A1
0.268%, 06/04/2024 (P)		487,655	539,048
SACO I Trust, Series 2005-10, Class 1A
0.719%, 06/25/2036 (P)		$119,983	185,116
TOTAL ASSET BACKED SECURITIES (Cost $6,616,454)			$6,271,240

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		3,662	32,958
TOTAL COMMON STOCKS (Cost $11,535)			$32,958

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient Corp., 2.010%		6,200	$139,872
TOTAL PREFERRED SECURITIES (Cost $69,750)			$139,872

ESCROW SHARES - 0.2%
United States - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)		3,600,000	388,800
6.875%, 05/02/2018 (I)		4,200,000	459,480
TOTAL ESCROW SHARES (Cost $0)			$848,280

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Over the Counter Option on the USD vs.
BRL (Expiration Date: 11/25/2015;
Strike Price: $3.75; Counterparty:
Credit Suisse International) (I)		2,900,000	$106,790
			106,790
Put options - 0.0%
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
Date: 11/20/2015; Strike
Price: $107.00) (I)		350,000	5,469
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
Date: 11/20/2015; Strike
Price: $109.50) (I)		600,000	9,375
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 3.450% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Bank of America NA) (I)		5,000,000	49
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 3.450% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Citibank NA) (I)		3,100,000	30
Over the Counter Option on the USD vs.
MXN (Expiration Date: 10/08/2015;
Strike Price: $16.10; Counterparty:
Bank of America NA) (I)		2,800,000	8,658
			23,581
TOTAL PURCHASED OPTIONS (Cost $812,168)			$130,371

SHORT-TERM INVESTMENTS - 2.9%
Certificate of deposit - 1.5%
Credit Suisse New York 0.614%,
01/28/2016 *		$4,600,000	$4,599,871
Intesa Sanpaolo SpA 1.666%,
04/11/2016 *		3,200,000	3,205,632
			7,805,503
Foreign government - 1.3%
Japan Treasury Discount Bill, 0.000% ,
10/05/2015 *	JPY	800,000,000	6,598,774
U.S. Government - 0.0%
U.S. Treasury Bill
0.113%, 01/14/2016 (D)*		$233,000	232,864
0.115%, 01/28/2016 (D)*		10,000	9,994
			242,858
U.S. Government - 0.1%
U.S. Treasury Bills
0.148%, 02/11/2016 (D)*		291,000	290,757
0.273%, 02/04/2016 (D)*		302,000	301,788
			592,545
TOTAL SHORT-TERM INVESTMENTS (Cost $15,137,145)			$15,239,680
Total Investments (Global Bond Fund)
(Cost $585,173,603) - 106.6%			$556,925,442
Other assets and liabilities, net - (6.6%)			(34,669,150)
TOTAL NET ASSETS - 100.0%			$522,256,292

Global Bond Fund (continued)

	Shares or Principal Amount	Value
SALE COMMITMENTS OUTSTANDING - (18.1)%
U.S. Government Agency - (18.1)%
Federal National Mortgage Association
3.500%, TBA (C)	(5,000,000)	$(5,181,250)
3.500%, TBA (C)	(12,200,000)	(12,611,749)
4.000%, TBA (C)	(19,317,655)	(20,516,166)
4.000%, TBA (C)	(12,300,000)	(13,034,637)
4.500%, TBA (C)	(17,000,000)	(18,415,780)
4.500%, TBA (C)	(22,700,000)	(24,555,017)
		(94,314,599)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(94,195,698))		$(94,314,599)

Global Real Estate Fund

	Shares or Principal Amount	Value

COMMON STOCKS - 99.6%
Australia - 5.7%
Dexus Property Group	279,236	$1,461,372
Federation Centres	1,264,366	2,541,688
Goodman Group	267,565	1,156,389
Investa Office Fund	255,159	697,633
Mirvac Group	1,722,204	2,141,009
Scentre Group	1,028,219	2,785,142
Stockland	386,029	1,072,559
The GPT Group	103,616	331,143
Westfield Corp. (I)	596,309	4,129,298
		16,316,233
Canada - 1.4%
Chartwell Retirement Residences	190,595	1,689,220
Smart Real Estate Investment Trust	107,347	2,388,299
		4,077,519
Finland - 0.7%
Citycon OYJ (I)	821,744	2,062,930
France - 4.2%
Gecina SA	12,904	1,628,627
ICADE	14,397	1,029,301
Klepierre	109,746	4,829,791
Societe Fonciere Lyonnaise SA	5,034	240,765
Unibail-Rodamco SE	16,614	4,313,338
		12,041,822
Germany - 3.5%
ADO Properties SA (I)(S)	59,275	1,293,720
Deutsche Wohnen AG	80,427	2,116,276
TLG Immobilien AG	51,832	981,677
Vonovia SE	178,106	5,837,633
		10,229,306
Hong Kong - 6.6%
Cheung Kong Property Holdings, Ltd. (I)	236,020	1,662,382
China Resources Land, Ltd.	39,445	98,805
Hang Lung Properties, Ltd.	623,345	1,411,173
Henderson Land Development Company, Ltd.	118,800	733,294
Hongkong Land Holdings, Ltd.	376,300	2,607,193
New World Development Company, Ltd.	2,135,163	2,173,078
Sun Hung Kai Properties, Ltd.	371,272	4,710,991
Swire Properties, Ltd.	450,752	1,376,277
The Link REIT	575,492	3,051,622

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
The Wharf Holdings, Ltd.	210,337	$1,185,243
		19,010,058
Ireland - 0.5%
Hibernia REIT PLC	978,898	1,453,686
Japan - 11.8%
Aeon Mall Company, Ltd.	8,300	139,639
Daibiru Corp.	79,400	673,746
Global One Real Estate Investment Corp.	298	898,392
GLP J-REIT	495	463,430
Invesco Office J-REIT, Inc. (L)	1,182	946,822
Japan Logistics Fund, Inc.	483	871,925
Japan Real Estate Investment Corp.	615	2,577,993
Japan Retail Fund Investment Corp.	778	1,430,177
Mitsubishi Estate Company, Ltd.	312,000	6,711,381
Mitsui Fudosan Company, Ltd.	259,000	7,176,514
Mori Hills REIT Investment Corp.	1,226	1,408,056
Nippon Accommodations Fund, Inc.	312	1,035,899
Nippon Building Fund, Inc.	258	1,083,949
Nomura Real Estate Office Fund, Inc.	431	1,699,156
NTT Urban Development Corp.	287,600	2,677,734
Sekisui House REIT, Inc. (I)	574	576,021
Tokyo Tatemono Company, Ltd.	226,600	2,846,464
Top REIT, Inc.	179	700,886
		33,918,184
Jersey, Channel Islands - 0.1%
LXB Retail Properties PLC (I)	212,026	260,855
Malta - 0.1%
BGP Holdings PLC (I)	4,606,148	217,088
Netherlands - 0.5%
Wereldhave NV	25,000	1,430,908
Singapore - 2.3%
Ascendas Real Estate Investment Trust	130,600	206,116
CapitaLand Commercial Trust	654,600	616,528
CapitaLand Mall Trust	1,220,600	1,658,305
CapitaLand, Ltd.	857,600	1,718,769
Global Logistic Properties, Ltd.	320,200	504,126
Mapletree Industrial Trust	942,100	1,025,628
Suntec Real Estate Investment Trust	259,200	280,979
UOL Group, Ltd.	111,194	493,082
		6,503,533
Spain - 0.2%
Lar Espana Real Estate Socimi SA	56,194	571,907
Sweden - 1.7%
Castellum AB	36,135	511,380
Fabege AB	110,896	1,567,444
Hufvudstaden AB, A Shares	80,286	1,029,814
Kungsleden AB	143,000	955,864
Pandox AB (I)	53,673	751,904
		4,816,406
Switzerland - 0.7%
PSP Swiss Property AG (I)	23,085	1,999,619
United Kingdom - 7.3%
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	128,898
Great Portland Estates PLC	169,499	2,137,824
Hammerson PLC	303,000	2,897,304
Helical Bar PLC	86,172	561,276
Intu Properties PLC	41,683	1,678,714
Land Securities Group PLC	229,664	4,386,997

Global Real Estate Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Quintain Estates & Development PLC (I)	525,945	$1,050,318
Segro PLC	307,000	1,956,970
St. Modwen Properties PLC	186,828	1,277,286
The British Land Company PLC	397,000	4,949,992
		21,025,579
United States - 52.3%
Alexandria Real Estate Equities, Inc.	20,992	1,805,102
American Assets Trust, Inc.	34,388	1,324,626
American Residential Properties, Inc.	47,453	804,328
Apartment Investment & Management
Company, Class A	84,429	3,041,977
Boston Properties, Inc.	50,524	5,728,411
Camden Property Trust	37,225	2,681,317
Chesapeake Lodging Trust	29,336	848,104
Columbia Property Trust, Inc.	11,144	238,259
Coresite Realty Corp.	26,910	1,310,248
Cousins Properties, Inc.	83,888	769,253
CubeSmart	108,478	2,743,409
DiamondRock Hospitality Company	84,235	990,604
Duke Realty Corp.	139,113	2,512,381
Equinix, Inc.	8,617	2,324,608
Equity LifeStyle Properties, Inc.	50,106	2,793,911
Equity Residential	160,547	11,438,974
Essex Property Trust, Inc.	24,614	5,282,657
Extra Space Storage, Inc.	36,931	2,713,690
Federal Realty Investment Trust	32,830	4,237,696
First Industrial Realty Trust, Inc., REIT	60,529	1,173,657
General Growth Properties, Inc.	243,147	6,171,071
HCP, Inc.	57,746	2,140,067
Health Care REIT, Inc.	140,597	8,906,820
Healthcare Trust of America, Inc., Class A	96,726	2,322,391
Kilroy Realty Corp.	61,748	4,004,975
Kimco Realty Corp.	197,407	4,550,231
Lasalle Hotel Properties	63,956	2,012,056
LTC Properties, Inc.	30,360	1,238,384
Mack-cali Realty Corp.	24,691	462,462
Medical Properties Trust, Inc.	77,648	906,152
National Health Investors, Inc.	19,581	1,078,913
National Retail Properties, Inc.	94,490	3,283,528
Paramount Group, Inc.	60,988	1,002,643
Pebblebrook Hotel Trust	73,302	2,789,874
Pennsylvania Real Estate Investment Trust	39,357	780,843
Piedmont Office Realty Trust, Inc.	111,871	1,897,332
Post Properties, Inc.	30,935	1,712,561
Prologis, Inc.	185,607	7,053,066
Public Storage	26,792	5,392,426
Retail Properties of America, Inc.	94,575	1,290,949
Simon Property Group, Inc.	76,797	13,771,238
Spirit Realty Capital, Inc.	235,948	2,265,101
Store Capital Corp.	46,043	928,227
Strategic Hotels & Resorts, Inc. (I)	180,543	2,435,525
Sunstone Hotel Investors, Inc.	147,356	2,037,933
Tanger Factory Outlet Centers, Inc.	39,384	1,246,110
The Macerich Company	74,729	5,692,855
Urban Edge Properties	70,043	1,464,599
VEREIT, Inc.	66,497	541,286
Vornado Realty Trust	69,610	6,069,296
		150,212,126
TOTAL COMMON STOCKS (Cost $256,490,368)		$286,147,759

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	7,003	$70,067
TOTAL SECURITIES LENDING COLLATERAL (Cost $70,065)		$70,067
Total Investments (Global Real Estate Fund)
(Cost $256,560,433) - 99.6%		$286,217,826
Other assets and liabilities, net - 0.4%		1,168,740
TOTAL NET ASSETS - 100.0%		$287,386,566

Health Sciences Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 93.2%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Class A (I)(R)	16,938	$194,538
Consumer staples - 1.7%
Food and staples retailing - 1.7%
CP ALL PCL	256,500	364,946
CVS Health Corp.	10,900	1,116,160
Raia Drogasil SA	17,800	194,852
Rite Aid Corp. (I)	549,400	4,532,547
		6,208,505
		6,208,505
Financials - 0.3%
Diversified financial services - 0.1%
RPI International Holdings LP (R)	3,456	407,470
Insurance - 0.2%
ProAssurance Corp.	19,100	921,193
		1,328,663
Health care - 88.5%
Biotechnology - 30.8%
Abcam PLC	90,785	801,379
ACADIA Pharmaceuticals, Inc. (I)	57,600	2,109,888
Acceleron Pharma, Inc. (I)	24,317	704,707
Achillion Pharmaceuticals, Inc. (I)	45,000	332,550
Advanced Accelerator Applications SA (I)(R)	34,428	235,664
Advaxis, Inc. (I)	38,905	575,794
Agios Pharmaceuticals, Inc. (I)	1,100	95,040
Aimmune Therapeutics, Inc. (I)	5,900	124,431
Alexion Pharmaceuticals, Inc. (I)	81,981	14,116,309
Alkermes PLC (I)	78,600	4,681,416
Amicus Therapeutics, Inc. (I)	92,500	1,330,150
Array BioPharma, Inc. (I)	85,400	503,860
aTyr Pharma, Inc. (I)	3,300	47,784
Axovant Sciences, Ltd. (I)	10,700	128,614
Baxalta, Inc. (I)	138,200	4,857,730
Bellicum Pharmaceuticals, Inc. (I)	24,585	419,415
Biogen, Inc. (I)	16,300	4,845,990
BioMarin Pharmaceutical, Inc. (I)	40,600	5,247,144
Bluebird Bio, Inc. (I)	18,900	2,515,023
Blueprint Medicines Corp. (I)	5,200	142,272
Celgene Corp. (I)	27,600	3,259,008
Chimerix, Inc. (I)	28,400	1,389,896
Clovis Oncology, Inc. (I)	23,869	1,858,440
CoLucid Pharmaceuticals, Inc. (I)	10,700	70,085

Health Sciences Fund (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Dyax Corp. (I)	60,331	$1,388,820
Editas Medicine, Inc. (I)(R)	25,252	113,634
Exelixis, Inc. (I)	299,800	1,783,810
FibroGen, Inc. (I)	12,600	308,700
Five Prime Therapeutics, Inc. (I)	11,700	223,119
Gilead Sciences, Inc.	105,800	11,116,406
Immune Design Corp. (I)	13,700	218,378
Incyte Corp. (I)	81,200	9,434,628
Inotek Pharmaceuticals Corp. (I)	15,400	189,882
Insmed, Inc. (I)	88,600	2,165,384
Intercept Pharmaceuticals, Inc. (I)	2,900	550,304
Ironwood Pharmaceuticals, Inc. (I)	65,200	717,200
Ligand Pharmaceuticals, Inc. (I)	4,200	386,148
Medivation, Inc. (I)	3,700	325,822
Momenta Pharmaceuticals, Inc. (I)	5,200	101,452
Neurocrine Biosciences, Inc. (I)	103,400	4,795,692
Novavax, Inc. (I)	231,800	2,496,486
Ophthotech Corp. (I)	16,600	730,898
Orexigen Therapeutics, Inc. (I)	130,100	360,377
Portola Pharmaceuticals, Inc. (I)	4,500	212,220
Prothena Corp. PLC (I)	39,387	2,265,934
Puma Biotechnology, Inc. (I)	21,356	1,963,044
Regeneron Pharmaceuticals, Inc. (I)	15,585	8,002,898
Retrophin, Inc. (I)	9,100	249,522
Seres Therapeutics, Inc. (I)	6,000	247,980
Spark Therapeutics, Inc. (I)	10,667	465,188
TESARO, Inc. (I)	34,817	1,792,379
Ultragenyx Pharmaceutical, Inc. (I)	11,948	1,333,636
United Therapeutics Corp. (I)	10,106	1,522,166
Vertex Pharmaceuticals, Inc. (I)	57,000	7,268,640
Xencor, Inc. (I)	10,600	177,762
		113,301,098
Health care equipment and supplies - 9.3%
Align Technology, Inc. (I)	9,700	549,020
Becton, Dickinson and Company	55,500	7,826,610
DexCom, Inc. (I)	12,100	1,139,094
GenMark Diagnostics, Inc. (I)	22,300	230,582
GN Store Nord A/S	54,971	987,239
HeartWare International, Inc. (I)	100	8,560
IDEXX Laboratories, Inc. (I)	20,500	1,465,135
Intuitive Surgical, Inc. (I)	8,980	4,588,331
Lantheus Holdings, Inc. (I)	64,500	400,545
Medtronic PLC	69,778	5,044,252
Oxford Immunotec Global PLC (I)	7,400	106,338
Sirona Dental Systems, Inc. (I)	38,500	3,672,130
Teleflex, Inc.	5,700	745,560
The Cooper Companies, Inc.	14,600	2,371,332
Thoratec Corp. (I)	39,871	2,504,696
Tornier NV (I)	42,400	942,976
West Pharmaceutical Services, Inc.	20,500	1,144,925
Wright Medical Group, Inc. (I)	21,000	484,470
		34,211,795
Health care providers and services - 25.8%
Acadia Healthcare Company, Inc. (I)	15,600	1,139,268
Adeptus Health, Inc., Class A (I)	10,600	1,056,184
Aetna, Inc.	101,000	11,566,520
Anthem, Inc.	51,600	7,278,180
Centene Corp. (I)	10,700	660,404
Cigna Corp.	83,200	11,713,728
Community Health Systems, Inc. (I)	12,200	655,140
DaVita HealthCare Partners, Inc. (I)	70,400	5,325,056
Diplomat Pharmacy, Inc. (I)	31,100	1,228,139

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Envision Healthcare Holdings, Inc. (I)	20,100	$823,497
Fresenius SE & Company KGaA	17,178	1,211,857
HCA Holdings, Inc. (I)	87,200	7,553,264
Henry Schein, Inc. (I)	15,200	2,079,512
Humana, Inc.	66,000	12,064,140
McKesson Corp.	48,000	9,483,840
Mediclinic International, Ltd.	41,060	329,845
MEDNAX, Inc. (I)	18,200	1,466,010
Team Health Holdings, Inc. (I)	14,200	834,108
UnitedHealth Group, Inc.	104,100	12,044,370
Universal American Corp. (I)	18,900	135,135
Universal Health Services, Inc., Class B	29,200	4,004,488
WellCare Health Plans, Inc. (I)	24,600	2,230,482
		94,883,167
Health care technology - 0.6%
athenahealth, Inc. (I)	16,900	2,247,193
Castlight Health, Inc., B Shares (I)	18,568	98,225
		2,345,418
Life sciences tools and services - 1.9%
Agilent Technologies, Inc.	107,034	3,886,405
Bruker Corp. (I)	36,100	663,518
Illumina, Inc. (I)	2,400	474,264
Mettler-Toledo International, Inc. (I)	2,800	830,340
Thermo Fisher Scientific, Inc.	8,000	1,002,960
		6,857,487
Pharmaceuticals - 20.1%
AbbVie, Inc.	126,523	7,896,300
Allergan PLC (I)	60,707	18,439,144
Aspen Pharmacare Holdings, Ltd. (I)	49,156	1,267,201
Astellas Pharma, Inc.	123,200	1,822,185
Bristol-Myers Squibb Company	91,900	5,465,293
Carbylan Therapeutics, Inc. (I)	30,400	165,072
Catalent, Inc. (I)	56,700	1,802,493
Eli Lilly & Company	76,900	6,332,715
Endo International PLC (I)	15,800	1,216,600
GlaxoSmithKline PLC, ADR	27,900	1,141,947
Horizon Pharma PLC (I)	16,300	476,286
Jazz Pharmaceuticals PLC (I)	5,400	911,628
Mallinckrodt PLC (I)	17,783	1,533,606
Natco Pharma, Ltd.	3,013	101,482
Pacira Pharmaceuticals, Inc. (I)	24,000	1,381,200
Relypsa, Inc. (I)	17,000	390,320
Shire PLC, ADR	10,100	2,343,200
Supernus Pharmaceuticals, Inc. (I)	11,100	201,465
Takeda Pharmaceutical Company, Ltd.	19,600	961,471
Teva Pharmaceutical Industries, Ltd., ADR	63,000	4,057,830
TherapeuticsMD, Inc. (I)	83,400	511,242
Valeant Pharmaceuticals International, Inc. (I)	61,700	14,228,020
Zeneca, Inc. (I)	33,315	20,489
Zoetis, Inc.	16,100	722,407
ZS Pharma, Inc. (I)	14,600	746,936
		74,136,532
		325,735,497
Industrials - 2.1%
Industrial conglomerates - 1.8%
Danaher Corp.	76,000	6,613,520
Professional services - 0.3%
The Advisory Board Company (I)	26,730	1,299,880
		7,913,400

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology - 0.5%
Electronic equipment, instruments and components - 0.5%
FEI Company	22,800	$1,720,944
TOTAL COMMON STOCKS (Cost $225,137,292)		$343,101,547

PREFERRED SECURITIES - 1.3%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	37,822	434,397
Health care - 1.1%
Biotechnology - 0.4%
Acerta Pharma BV, Series B (I)(R)	54,392	625,508
aTyr Pharma, Inc., Series E (I)	9,424	132,523
Ovid Therapeutics, Inc., Series B (I)(R)	14,542	90,597
REGENXBIO, Inc., Series D (I)(R)	8,481	81,162
Seres Health, Inc. (I)	18,389	722,746
		1,652,536
Health care equipment and supplies - 0.2%
Novocure, Ltd., Series J (I)(R)	4,103	566,009
Sartorius AG	1,077	237,353
		803,362
Health care providers and services - 0.1%
Anthem, Inc., 5.250% (I)	7,500	366,375
Pharmaceuticals - 0.4%
Allergan PLC, 5.500%	1,191	1,223,086
Beigene, Ltd., Series A (I)(R)	107,621	125,917
		1,349,003
		4,171,276
Information technology - 0.1%
Software - 0.1%
Doximity, Inc. (I)(R)	63,738	307,268
TOTAL PREFERRED SECURITIES (Cost $4,344,664)		$4,912,941

CONVERTIBLE BONDS - 0.2%
Health care - 0.2%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022 (S)	$590,000	$540,956
TOTAL CONVERTIBLE BONDS (Cost $590,000)		$540,956

RIGHTS - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	10,400	37,440
TOTAL RIGHTS (Cost $26,000)		$37,440

SHORT-TERM INVESTMENTS - 6.2%
Money market funds - 6.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	17,450,869	17,450,869
T. Rowe Price Prime Reserve Investment
Fund, 0.0975% (Y)	5,315,699	5,315,699
TOTAL SHORT-TERM INVESTMENTS (Cost $22,766,568)		$22,766,568
Total Investments (Health Sciences Fund) (Cost $252,864,524) - 100.9%		$371,359,452
Other assets and liabilities, net - (0.9%)		(3,297,449)
TOTAL NET ASSETS - 100.0%		$368,062,003

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

High Yield Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 0.4%
Brazil - 0.2%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	4,289,000	$1,146,346
Mexico - 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	17,886,000	1,111,821
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,402,075)			$2,258,167

CORPORATE BONDS - 88.5%
Consumer discretionary - 15.8%
Altice Financing SA
5.250%, 02/15/2023 (S)	EUR	250,000	283,231
6.625%, 02/15/2023 (S)		$4,000,000	3,980,000
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)		1,100,000	1,152,250
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		2,300,000	2,070,162
Caesars Entertainment
Resort Properties LLC
8.000%, 10/01/2020		1,590,000	1,570,125
11.000%, 10/01/2021 (L)		4,250,000	3,947,188
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)		740,000	756,650
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		1,340,000	1,410,350
CEC Entertainment, Inc.
8.000%, 02/15/2022		1,300,000	1,300,000
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		655,000	648,450
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		1,690,000	1,795,625
DISH DBS Corp.
5.875%, 11/15/2024		1,500,000	1,366,875
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)		2,040,000	2,136,900
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		1,120,000	1,150,800
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,271,000
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	1,065,941
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)		$1,780,000	1,726,600
FCA US LLC
8.250%, 06/15/2021		330,000	353,991
Fiat Chrysler Automobiles NV
4.500%, 04/15/2020		360,000	360,180
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		3,000,000	15,000
GameStop Corp.
5.500%, 10/01/2019 (S)		1,190,000	1,228,675
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		1,900,000	1,805,000
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		1,240,000	1,295,800
Guitar Center, Inc.
9.625%, 04/15/2020 (S)		6,240,000	5,460,000
iHeartCommunications, Inc.
10.000%, 01/15/2018 (L)		2,400,000	1,743,000
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		2,080,000	2,152,800

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Landry’s, Inc.
9.375%, 05/01/2020 (S)		$1,500,000	$1,600,313
Levi Strauss & Company
5.000%, 05/01/2025		940,000	920,025
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
5.641%, 07/15/2035	GBP	380,000	551,039
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		$2,000,000	1,830,000
Medianews Group, Inc.
12.000%, 12/31/2018		1,391,000	1,248,693
MGM Resorts International
6.625%, 12/15/2021		960,000	1,020,000
Modular Space Corp.
10.250%, 01/31/2019 (S)		2,190,000	1,598,700
Monitronics International, Inc.
9.125%, 04/01/2020		2,063,000	1,928,905
NCL Corp., Ltd.
5.250%, 11/15/2019 (S)		500,000	512,500
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)		1,500,000	1,605,000
Netflix, Inc.
5.500%, 02/15/2022 (S)		1,000,000	1,025,000
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		5,445,771	4,628,905
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		2,243,000	2,254,215
6.000%, 04/01/2022 (S)		500,000	515,000
Schaeffler Holding Finance BV, PIK
6.750%, 11/15/2022 (S)		1,280,000	1,366,400
6.875%, 08/15/2018 (S)	EUR	1,720,000	1,999,486
Service Corp. International
5.375%, 05/15/2024		$280,000	291,200
7.500%, 04/01/2027		1,300,000	1,500,876
Shea Homes LP
5.875%, 04/01/2023 (S)		1,100,000	1,124,750
6.125%, 04/01/2025 (S)		2,210,000	2,259,725
Speedway Motorsports, Inc.
5.125%, 02/01/2023		1,310,000	1,296,900
Standard Pacific Corp.
5.875%, 11/15/2024		910,000	932,750
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		650,000	637,000
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		220,000	221,100
5.875%, 04/15/2023 (S)		970,000	972,425
The William Carter Company
5.250%, 08/15/2021		885,000	913,763
Time Warner Cable, Inc.
7.300%, 07/01/2038		1,050,000	1,111,573
Toll Brothers Finance Corp.
6.750%, 11/01/2019		480,000	532,800
Tribune Media Company
5.875%, 07/15/2022 (S)		950,000	957,125
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)		2,130,000	2,098,050
Virgin Media Finance PLC
5.750%, 01/15/2025 (S)		410,000	411,794
6.000%, 10/15/2024 (S)		2,160,000	2,216,700
6.375%, 04/15/2023 (S)		2,040,000	2,120,315
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)		1,510,000	1,536,425

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
William Lyon Homes, Inc.
8.500%, 11/15/2020	$2,840,000	$3,067,200
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)	4,090,000	3,783,250
		94,636,495
Consumer staples - 5.3%
Alliance One International, Inc.
9.875%, 07/15/2021 (L)	2,040,000	1,721,250
Beverages & More, Inc.
10.000%, 11/15/2018 (S)	2,840,000	2,783,200
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)	1,990,000	1,960,150
Century Intermediate Holding Company 2, PIK
9.750%, 02/15/2019 (S)	3,560,000	3,693,500
Constellation Brands, Inc.
4.750%, 11/15/2024	3,090,000	3,159,525
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)	1,650,000	1,666,500
DS Services of America, Inc.
10.000%, 09/01/2021 (S)	1,900,000	2,206,375
Kraft Heinz Foods Company
7.125%, 08/01/2039 (S)	1,170,000	1,433,331
Kronos Acquisition Holdings, Inc.
9.000%, 08/15/2023	460,000	416,300
Pactiv LLC
7.950%, 12/15/2025	3,400,000	3,281,000
8.375%, 04/15/2027	1,360,000	1,326,000
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)	1,690,000	1,723,800
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	3,550,000	3,310,375
Spectrum Brands, Inc.
5.750%, 07/15/2025 (S)	2,160,000	2,224,800
6.125%, 12/15/2024 (S)	910,000	946,400
		31,852,506
Energy - 15.7%
American Energy-Permian Basin LLC
8.000%, 06/15/2020 (S)	1,480,000	1,339,400
Antero Resources Corp.
5.125%, 12/01/2022	2,350,000	2,115,000
Approach Resources, Inc.
7.000%, 06/15/2021	1,075,000	720,250
Arch Coal, Inc.
7.000%, 06/15/2019	2,240,000	291,200
9.875%, 06/15/2019	2,370,000	319,950
Atwood Oceanics, Inc.
6.500%, 02/01/2020	1,000,000	855,000
Berry Petroleum Company LLC
6.375%, 09/15/2022	1,300,000	656,500
6.750%, 11/01/2020	1,000,000	535,000
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)	1,320,000	1,293,600
Bonanza Creek Energy, Inc.
6.750%, 04/15/2021	1,120,000	840,000
BreitBurn Energy Partners LP
8.625%, 10/15/2020	1,110,000	595,326
California Resources Corp.
6.000%, 11/15/2024	3,460,000	2,612,300
Calumet Specialty Products Partners LP
6.500%, 04/15/2021	1,500,000	1,417,500

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023	$570,000	$513,000
7.500%, 09/15/2020	670,000	639,850
CGG SA
6.500%, 06/01/2021	3,850,000	2,165,625
Chesapeake Energy Corp.
4.875%, 04/15/2022 (L)	630,000	456,750
6.125%, 02/15/2021 (L)	990,000	766,636
6.625%, 08/15/2020 (L)	1,080,000	858,600
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	1,300,000	747,500
Comstock Resources, Inc.
9.500%, 06/15/2020 (L)	2,050,000	667,583
Crestwood Midstream Partners LP
6.125%, 03/01/2022	2,580,000	2,347,800
CrownRock LP
7.750%, 02/15/2023 (S)	1,340,000	1,333,300
EP Energy LLC
6.375%, 06/15/2023	1,970,000	1,674,500
9.375%, 05/01/2020	420,000	406,770
Foresight Energy LLC
7.875%, 08/15/2021 (S)	1,605,000	1,235,850
FTS International, Inc.
6.250%, 05/01/2022	2,370,000	900,600
Gulfport Energy Corp.
6.625%, 05/01/2023 (S)	550,000	514,250
7.750%, 11/01/2020	810,000	791,775
Halcon Resources Corp.
8.625%, 02/01/2020 (S)	1,660,000	1,456,650
8.875%, 05/15/2021 (L)	3,450,000	1,242,000
9.750%, 07/15/2020	880,000	303,600
Hercules Offshore, Inc.
6.750%, 04/01/2022 (H)(S)	2,030,000	456,750
7.500%, 10/01/2021 (H)(S)	5,430,000	1,221,750
8.750%, 07/15/2021 (H)(S)	95,000	21,850
10.250%, 04/01/2019 (H)(S)	10,000	2,300
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	1,540,000	1,101,100
Key Energy Services, Inc.
6.750%, 03/01/2021	3,385,000	1,421,700
Kinder Morgan, Inc.
7.750%, 01/15/2032	1,690,000	1,813,089
Linn Energy LLC
6.500%, 09/15/2021	1,320,000	488,400
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (L)	3,590,000	2,468,125
MarkWest Energy Partners LP
4.875%, 12/01/2024 to 06/01/2025	4,740,000	4,389,750
Matador Resources Company
6.875%, 04/15/2023 (S)	1,510,000	1,457,150
MEG Energy Corp.
6.500%, 03/15/2021 (S)	360,000	298,800
7.000%, 03/31/2024 (S)	2,280,000	1,869,600
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)	3,490,000	1,064,450
Murray Energy Corp.
11.250%, 04/15/2021 (S)	4,810,000	2,224,625
New Gulf Resources LLC
12.250%, 05/15/2019	490,000	153,125
NGL Energy Partners LP
5.125%, 07/15/2019	1,440,000	1,332,000
6.875%, 10/15/2021	1,430,000	1,401,400

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Oasis Petroleum, Inc.
6.875%, 03/15/2022 (L)		$710,000	$589,300
6.875%, 01/15/2023		2,310,000	1,848,000
Pacific Drilling SA
5.375%, 06/01/2020 (S)		950,000	684,000
Pacific Drilling V, Ltd.
7.250%, 12/01/2017 (S)		1,090,000	839,300
Parker Drilling Company
6.750%, 07/15/2022		1,090,000	850,200
Parsley Energy LLC
7.500%, 02/15/2022 (S)		1,500,000	1,470,000
Petrobras Global Finance BV
6.850%, 06/05/2115		920,000	692,208
QEP Resources, Inc.
5.250%, 05/01/2023		1,000,000	860,000
5.375%, 10/01/2022		1,910,000	1,656,925
6.875%, 03/01/2021		810,000	773,550
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (H)		440,000	28,600
Range Resources Corp.
4.875%, 05/15/2025 (S)		1,000,000	905,000
5.000%, 03/15/2023		500,000	457,500
Rice Energy, Inc.
6.250%, 05/01/2022		2,210,000	1,966,900
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)		2,000,000	1,930,000
6.875%, 04/15/2040 (S)		1,710,000	1,624,500
Rose Rock Midstream LP
5.625%, 11/15/2023 (S)		1,370,000	1,226,150
RSP Permian, Inc.
6.625%, 10/01/2022 (S)		1,500,000	1,470,000
Samson Investment Company
9.750%, 02/15/2020 (H)		5,000,000	18,750
Sanchez Energy Corp.
6.125%, 01/15/2023 (L)		1,030,000	772,500
7.750%, 06/15/2021 (L)		2,690,000	2,273,050
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		1,700,000	1,309,000
SM Energy Company
5.625%, 06/01/2025		1,670,000	1,482,125
Summit Midstream Holdings LLC
5.500%, 08/15/2022		2,900,000	2,566,500
7.500%, 07/01/2021		1,430,000	1,430,000
Targa Resources Partners LP
5.250%, 05/01/2023		1,220,000	1,146,800
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)		980,000	847,700
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)		1,440,000	1,368,000
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		1,800,000	1,818,000
Triangle USA Petroleum Corp.
6.750%, 07/15/2022 (S)		860,000	507,400
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	295,364
Vanguard Natural Resources LLC
7.875%, 04/01/2020		$1,140,000	798,000
WPX Energy, Inc.
7.500%, 08/01/2020 (L)		790,000	758,700
8.250%, 08/01/2023 (L)		610,000	587,125
			93,650,776

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials - 10.5%
ABN AMRO Bank NV
4.750%, 07/28/2025 (S)		$1,530,000	$1,530,618
Ally Financial, Inc.
8.000%, 11/01/2031		1,050,000	1,243,169
Bank of America Corp. (5.200% to
06/01/2023, then 3 month
LIBOR + 3.135%)
06/01/2023 (Q)		2,490,000	2,351,183
Barclays Bank PLC
7.625%, 11/21/2022		1,000,000	1,140,000
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		1,140,000	1,209,248
BNP Paribas SA (7.375% to 08/19/2025,
then 5 Year U.S. Swap Rate + 5.150%)
08/19/2025 (Q)(S)		900,000	921,600
CBRE Services, Inc.
5.250%, 03/15/2025		2,000,000	2,049,455
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		4,990,000	5,057,325
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)		4,790,000	4,646,300
CNO Financial Group, Inc.
4.500%, 05/30/2020		460,000	473,800
5.250%, 05/30/2025		2,310,000	2,387,963
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	387,000	630,634
7.500%, 07/08/2026		720,000	1,189,902
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		$3,645,000	2,460,375
CTR Partnership LP
5.875%, 06/01/2021		3,220,000	3,260,250
Equinix, Inc.
5.375%, 01/01/2022		1,470,000	1,484,700
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		1,190,000	1,237,600
First Cash Financial Services, Inc.
6.750%, 04/01/2021		500,000	515,000
Galaxy Bidco, Ltd.
6.375%, 11/15/2020	GBP	175,000	271,363
Genworth Holdings, Inc.
4.900%, 08/15/2023		$750,000	615,000
7.700%, 06/15/2020 (L)		1,300,000	1,355,250
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		210,000	172,200
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)		2,360,000	2,460,300
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 Year
U.S. ISDAFIX + 4.368%)
03/30/2025 (Q)		1,430,000	1,421,063
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)		1,160,000	1,146,950
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,493,557
Liberty Mutual Group, Inc. (7.800% to
3-15-37, then 3 month
LIBOR + 3.576%)
03/15/2037 (S)		$1,740,000	2,027,100

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Navient Corp.
5.875%, 10/25/2024		$2,150,000	$1,816,750
Novo Banco SA
5.875%, 11/09/2015	EUR	700,000	784,304
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)		$2,180,000	2,125,500
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)	EUR	850,000	969,566
The Geo Group, Inc.
5.875%, 10/15/2024		$2,100,000	2,157,750
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		1,850,000	1,928,625
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		1,510,000	1,887,500
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	950,352
The Royal Bank of Scotland PLC
(13.125% to 03/19/2017, then 5 Year
Australian Dollar Swap Rate + 8.750%)
03/19/2022	AUD	5,160,000	4,114,791
TMX Finance LLC
8.500%, 09/15/2018 (S)		$1,600,000	1,298,000
			62,785,043
Health care - 9.0%
Acadia Healthcare Company, Inc.
5.625%, 02/15/2023		1,620,000	1,651,491
Air Medical Merger Sub Corp.
6.375%, 05/15/2023 (S)		1,800,000	1,674,000
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (S)		1,060,000	1,085,334
BioScrip, Inc.
8.875%, 02/15/2021		1,311,000	981,611
Concordia Healthcare Corp.
7.000%, 04/15/2023 (S)		2,520,000	2,602,152
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025		1,520,000	1,489,600
DJO Finco, Inc.
8.125%, 06/15/2021 (S)		2,900,000	3,000,050
DPx Holdings BV
7.500%, 02/01/2022 (S)		3,000,000	3,127,500
Endo Finance LLC
6.000%, 07/15/2023 (S)		2,420,000	2,516,800
ExamWorks Group, Inc.
5.625%, 04/15/2023		2,590,000	2,651,513
Fresenius Medical
Care US Finance II, Inc.
4.750%, 10/15/2024 (S)		3,100,000	3,107,750
5.875%, 01/31/2022 (S)		1,100,000	1,188,000
HCA, Inc.
5.375%, 02/01/2025		5,810,000	5,897,150
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023		1,700,000	1,729,750
IASIS Healthcare LLC
8.375%, 05/15/2019		1,710,000	1,772,073
JLL/Delta Dutch Pledgeco BV, PIK
8.750%, 05/01/2020 (S)		3,350,000	3,433,750
Kindred Healthcare, Inc.
8.750%, 01/15/2023 (S)		1,020,000	1,142,400

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Tenet Healthcare Corp.
8.125%, 04/01/2022		$4,890,000	$5,415,675
Universal Hospital Services, Inc.
7.625%, 08/15/2020		3,130,000	3,036,100
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/2020 (S)		2,770,000	2,818,475
5.500%, 03/01/2023 (S)		2,430,000	2,463,413
7.500%, 07/15/2021 (S)		1,160,000	1,245,550
			54,030,137
Industrials - 15.7%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021		40,000	40,650
4.625%, 07/01/2022		2,520,000	2,538,900
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)		280,000	290,472
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		1,345,057	1,385,408
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		3,240,000	3,337,200
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)		2,593,443	2,664,763
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		1,930,000	1,925,175
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)		1,510,000	1,499,626
6.500%, 07/15/2022 (S)		500,000	520,000
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		2,000,000	1,870,000
Astaldi SpA
7.125%, 12/01/2020 (S)	EUR	1,470,000	1,735,998
7.125%, 12/01/2020		300,000	354,285
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		$2,800,000	2,079,000
CBC Ammo LLC
7.250%, 11/15/2021 (S)		3,860,000	3,628,400
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 11/01/2020		70,010	74,211
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		356,485	381,510
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		30,318	33,047
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		1,087,947	1,238,899
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		1,260,690	1,352,090
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		529,051	571,375
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)		3,680,000	3,753,600
Empresas ICA SAB de CV
8.875%, 05/29/2024 (S)		3,010,000	1,316,875

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Europcar Groupe SA
5.750%, 06/15/2022 (S)	EUR	800,000	$921,510
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		$2,200,000	2,227,500
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		1,290,000	1,299,675
Garda World Security Corp.
7.250%, 11/15/2021 (S)		340,000	317,900
H&E Equipment Services, Inc.
7.000%, 09/01/2022		1,300,000	1,293,500
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		2,660,000	2,726,500
International Lease Finance Corp.
8.250%, 12/15/2020		2,620,000	3,104,700
8.625%, 01/15/2022		2,470,000	3,019,575
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,500,000	1,545,000
Jack Cooper Holdings Corp.
10.250%, 06/01/2020 (S)		2,610,000	2,375,100
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (S)		1,540,000	1,068,375
KION Finance SA
6.750%, 02/15/2020 (S)	EUR	3,817,000	4,497,411
KraussMaffei Group GmbH
8.750%, 12/15/2020 (S)		696,000	832,767
8.750%, 12/15/2020		660,000	789,693
LMI Aerospace, Inc.
7.375%, 07/15/2019		$400,000	386,000
Michael Baker Holdings LLC, PIK
8.875%, 04/15/2019 (S)		4,100,000	3,526,000
Michael Baker International LLC
8.250%, 10/15/2018 (S)		1,500,000	1,462,500
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		2,930,000	2,798,150
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		3,000,000	3,000,000
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		1,780,000	1,748,850
SIG Combibloc Holdings SCA
7.750%, 02/15/2023 (S)	EUR	780,000	903,374
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		$1,380,000	1,469,700
Techniplas LLC
10.000%, 05/01/2020 (S)		630,000	595,350
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021		2,900,000	2,262,000
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 08/15/2021		2,546,987	2,610,662
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 04/11/2022		840,000	842,100
United Rentals North America, Inc.
5.500%, 07/15/2025		2,110,000	2,025,600
5.750%, 11/15/2024		1,010,000	994,850
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		1,517,076	1,600,515
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		1,063,596	1,100,822

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
USG Corp.
5.500%, 03/01/2025 (S)		$860,000	$855,700
WESCO Distribution, Inc.
5.375%, 12/15/2021		600,000	583,500
West Corp.
5.375%, 07/15/2022 (S)		2,140,000	2,011,600
XPO Logistics, Inc.
5.750%, 06/15/2021 (S)	EUR	180,000	195,036
6.500%, 06/15/2022 (S)		$2,150,000	2,117,750
7.875%, 09/01/2019 (S)		1,960,000	2,077,600
			93,778,349
Information technology - 1.9%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		1,000,000	1,051,250
6.125%, 09/15/2023 (S)		400,000	430,000
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)		1,810,000	1,828,100
Ancestry.com, Inc.
11.000%, 12/15/2020		1,000,000	1,111,250
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (S)		1,720,000	1,672,700
CommScope, Inc.
4.375%, 06/15/2020 (S)		270,000	272,363
First Data Corp.
5.375%, 08/15/2023 (S)		230,000	232,875
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018		2,340,000	2,375,100
Micron Technology, Inc.
5.250%, 08/01/2023 (S)		1,090,000	1,019,150
5.500%, 02/01/2025		1,560,000	1,450,800
			11,443,588
Materials - 6.2%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020 (L)		900,000	954,000
Appvion, Inc.
9.000%, 06/01/2020 (S)		2,910,000	1,658,700
ArcelorMittal
6.125%, 06/01/2025		1,660,000	1,531,350
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)		2,728,262	2,878,316
Ardagh Packaging Finance PLC
9.250%, 10/15/2020 (S)	EUR	830,000	972,459
Ball Corp.
5.250%, 07/01/2025		$2,110,000	2,099,450
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		2,400,000	1,872,000
BWAY Holding Company
9.125%, 08/15/2021 (S)		1,400,000	1,421,000
Celanese US Holdings LLC
4.625%, 11/15/2022		960,000	934,800
Cemex SAB de CV
5.700%, 01/11/2025 (S)		560,000	525,000
6.125%, 05/05/2025 (S)		550,000	525,250
Coeur Mining, Inc.
7.875%, 02/01/2021		1,390,000	886,125
Coveris Holdings SA
7.875%, 11/01/2019 (S)		2,000,000	1,940,000
Eco Services Operations LLC
8.500%, 11/01/2022 (S)		1,060,000	1,012,300
Evraz Group SA
6.750%, 04/27/2018 (S)		1,600,000	1,516,000

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
FMG Resources August 2006 Pty, Ltd.
9.750%, 03/01/2022 (S)		$3,000,000	$2,741,250
Global Brass & Copper, Inc.
9.500%, 06/01/2019		1,800,000	1,937,250
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)		2,490,000	2,365,500
Hexion US Finance Corp.
8.875%, 02/01/2018		2,172,000	1,889,640
HIG BBC Intermediate Holdings LLC, PIK
10.500%, 09/15/2018 (S)		1,600,000	1,560,000
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	1,261,000	1,441,465
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$3,270,000	147,150
NWH Escrow Corp.
7.500%, 08/01/2021 (S)		10,000	9,250
Ryerson, Inc.
9.000%, 10/15/2017		2,070,000	1,888,875
St. Barbara, Ltd.
8.875%, 04/15/2018 (S)		420,000	390,075
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		1,790,000	1,552,825
Verso Paper Holdings LLC
11.750%, 01/15/2019 (L)		550,000	151,250
			36,801,280
Telecommunication services - 6.9%
Axtel SAB de CV
9.000%, 01/31/2020 (S)		2,329,000	2,212,550
CCO Safari II LLC
4.908%, 07/23/2025 (S)		4,750,000	4,717,406
6.484%, 10/23/2045 (S)		1,030,000	1,044,638
CenturyLink, Inc.
5.625%, 04/01/2025 (S)		820,000	732,260
5.800%, 03/15/2022		1,190,000	1,139,425
6.450%, 06/15/2021		1,250,000	1,248,250
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)		2,500,000	2,418,750
Communications Sales & Leasing, Inc.
8.250%, 10/15/2023 (S)		1,600,000	1,452,000
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		3,410,000	3,000,800
7.250%, 10/15/2020		1,910,000	1,835,988
Intelsat Luxembourg SA
8.125%, 06/01/2023 (L)		1,860,000	1,371,750
Level 3 Financing, Inc.
5.625%, 02/01/2023		1,180,000	1,190,325
7.000%, 06/01/2020		1,825,000	1,920,813
Oi SA
5.750%, 02/10/2022 (S)		1,080,000	777,600
Sprint Capital Corp.
6.875%, 11/15/2028		3,000,000	2,580,000
8.750%, 03/15/2032		9,570,000	9,055,613
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		1,050,000	1,012,851
Windstream Corp.
7.500%, 04/01/2023 (L)		3,710,000	2,903,112
7.750%, 10/01/2021		550,000	448,256
			41,062,387
Utilities - 1.5%
Midwest Generation LLC, Series B
8.560%, 01/02/2016		169,947	169,947

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028		$2,538,037	$2,620,523
NRG REMA LLC
9.237%, 07/02/2017		974,340	1,015,750
9.681%, 07/02/2026		4,585,000	4,676,700
Red Oak Power LLC
9.200%, 11/30/2029		720,000	806,400
			9,289,320
TOTAL CORPORATE BONDS (Cost $596,028,337)			$529,329,881

CONVERTIBLE BONDS - 0.4%
Materials - 0.4%
Hercules, Inc.
6.500%, 06/30/2029		790,000	697,669
Mirabela Nickel, Ltd., PIK
9.500%, 06/24/2019 (S)		2,186,831	1,421,440
			2,119,109
Telecommunication services - 0.0%
Axtel SAB de CV
9.000%, 01/31/2020 (S)	MXN	2,655,000	293,980
TOTAL CONVERTIBLE BONDS (Cost $3,328,610)			$2,413,089

TERM LOANS (M) - 4.6%
Consumer discretionary - 2.0%
CWGS Group LLC
5.250%, 02/20/2020		$3,268,000	3,276,170
Equinox Holdings, Inc.
9.750%, 07/31/2020		2,340,000	2,371,199
MediArena Acquisition BV
10.000%, 08/13/2022		2,950,000	2,758,250
Spencer Gifts LLC
9.250%, 11/12/2021		1,440,000	1,454,400
The Gymboree Corp.
5.000%, 02/23/2018		1,170,000	768,300
TOMS Shoes LLC
6.500%, 10/28/2020		1,197,000	1,112,462
			11,740,781
Consumer staples - 0.4%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		970,000	973,638
Lantheus Medical Imaging, Inc.
7.000%, 06/30/2022		1,330,000	1,305,063
			2,278,701
Energy - 0.8%
Murray Energy Corp.
7.500%, 04/16/2020		810,000	606,150
Panda Temple Power LLC
7.250%, 03/04/2022		1,635,900	1,562,285
TPF II Power LLC
5.500%, 10/02/2021		1,492,815	1,494,991
Westmoreland Coal Company
7.500%, 12/16/2020		1,175,999	1,046,639
			4,710,065
Health care - 0.6%
Immucor, Inc.
5.000%, 08/17/2018		1,165,047	1,160,678

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Health care (continued)
Radnet Management, Inc.
8.000%, 03/25/2021	$2,840,000	$2,793,850
		3,954,528
Industrials - 0.3%
Intelligrated, Inc.
4.500%, 07/30/2018	1,759,458	1,752,860
Information technology - 0.3%
Kronos, Inc.
9.750%, 04/30/2020	1,808,582	1,850,781
Materials - 0.2%
Essar Steel Algoma, Inc.
7.500%, 08/09/2019	803,925	709,464
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	340,000	274,125
		983,589
TOTAL TERM LOANS (Cost $27,838,602)		$27,271,305

COMMON STOCKS - 3.0%
Consumer discretionary - 0.3%
Bossier Casino Venture Holdco, Inc. (I)(S)	163,507	$0
Ford Motor Company	124,503	1,726,857
New Cotai LLC (I)	11	371,405
PB Investors II LLC (I)	110,176	0
		2,098,262
Energy - 0.6%
KCAD Holdings I, Ltd. (I)	752,218,031	3,858,879
Financials - 1.4%
Citigroup, Inc.	99,793	5,336,930
JPMorgan Chase & Co.	48,826	3,129,747
		8,466,677
Health care - 0.4%
Physiotherapy
Associates Holdings, Inc. (I)	33,100	2,285,886
Industrials - 0.2%
DeepOcean Group Holdings AS (I)	151,066	945,673
Materials - 0.1%
Mirabela Nickel, Ltd. (I)	5,975,613	352,961
TOTAL COMMON STOCKS (Cost $22,133,659)		$18,008,338

PREFERRED SECURITIES - 1.5%
Energy - 0.2%
Rex Energy Corp., 6.000%	19,200	$795,967
Financials - 1.3%
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	311,500	7,952,595
TOTAL PREFERRED SECURITIES (Cost $9,259,707)		$8,748,562

WARRANTS - 0.0%
Jack Cooper Holdings Corp. (Expiration
Date: 05/16/2018; Strike
Price: $27.33) (I)(S)	2,163	281,190
TOTAL WARRANTS (Cost $118,257)		$281,190

High Yield Fund (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 3.6%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	2,162,608	$21,637,113
TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,637,263)		$21,637,113
Total Investments (High Yield Fund)
(Cost $683,746,510) - 102.0%		$609,947,645
Other assets and liabilities, net - (2.0%)		(12,044,055)
TOTAL NET ASSETS - 100.0%		$597,903,590

International Growth Opportunities Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 98.9%
Argentina - 1.2%
MercadoLibre, Inc.	94,200	$10,366,710
Australia - 0.5%
Cochlear, Ltd.	61,958	3,737,818
China - 14.8%
Alibaba Group Holding, Ltd., ADR (I)	370,774	24,515,577
Baidu, Inc., ADR (I)	273,200	40,228,700
JD.com, Inc., ADR (I)	150,900	3,905,292
New Oriental Education & Technology
Group, Inc., ADR (I)	383,700	7,862,013
Tencent Holdings, Ltd.	2,637,000	44,161,907
Youku Tudou, Inc., ADR (I)	169,412	2,813,933
		123,487,422
Denmark - 3.4%
Chr Hansen Holding A/S	131,594	6,618,850
Novo Nordisk A/S, B Shares	215,904	11,920,140
Novozymes A/S, B Shares	230,478	10,021,892
		28,560,882
France - 4.7%
Essilor International SA	42,653	5,077,480
Kering	86,698	14,837,599
L’Oreal SA	113,107	19,343,308
		39,258,387
Germany - 4.3%
AIXTRON SE (I)	307,426	1,961,345
BASF SE	121,838	9,789,260
MorphoSys AG (I)	46,867	3,299,878
Rocket Internet SE (I)(S)	84,011	2,361,707
Rocket Internet SE (I)(S)	101,066	2,812,705
Volkswagen AG	35,281	6,579,633
Zalando SE (I)(S)	280,905	9,199,144
		36,003,672
Hong Kong - 5.0%
AIA Group, Ltd.	6,136,000	33,901,999
Hong Kong Exchanges and Clearing, Ltd.	329,728	7,745,763
		41,647,762
Ireland - 1.9%
Bank of Ireland (I)	23,916,965	9,456,038
James Hardie Industries PLC	483,685	6,038,721
		15,494,759

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

International Growth Opportunities Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy - 3.8%
EXOR SpA	237,094	$10,880,572
UniCredit SpA	3,242,857	21,151,337
		32,031,909
Japan - 12.0%
COOKPAD, Inc.	70,900	1,466,702
M3, Inc.	706,000	16,335,206
Rakuten, Inc.	1,816,300	25,897,454
SBI Holdings, Inc.	426,900	5,169,591
SMC Corp.	63,700	15,417,360
SoftBank Group Corp.	612,200	35,619,854
		99,906,167
Netherlands - 1.4%
ASML Holding NV	125,848	11,478,188
Norway - 1.2%
Schibsted ASA, A Shares	152,692	4,956,685
Schibsted ASA, B Shares (I)	152,692	4,711,139
		9,667,824
Peru - 1.2%
Credicorp, Ltd.	86,864	9,553,303
Portugal - 0.5%
Jeronimo Martins SGPS SA	304,886	4,217,670
Russia - 1.2%
Magnit PJSC, GDR	160,717	7,982,288
Mail.Ru Group, Ltd., GDR (I)	107,344	1,972,635
		9,954,923
South Korea - 2.0%
Celltrion, Inc. (I)	134,541	8,052,985
NAVER Corp.	19,903	8,333,729
		16,386,714
Spain - 9.9%
Banco Popular Espanol SA	5,170,286	22,016,043
Banco Santander SA	1,594,787	9,735,468
Distribuidora Internacional
de Alimentacion SA (I)	980,725	5,881,505
Industria de Diseno Textil SA	1,343,004	44,602,485
		82,235,501
Sweden - 8.5%
Alfa Laval AB	418,376	7,042,638
Atlas Copco AB, A Shares	932,614	23,482,228
Elekta AB, B Shares	698,791	4,330,928
Investment AB Kinnevik, B Shares	673,689	19,010,420
Svenska Handelsbanken AB, A Shares	1,162,353	17,337,558
		71,203,772
Switzerland - 3.6%
Cie Financiere Richemont SA	214,589	16,033,536
Syngenta AG	42,329	14,191,260
		30,224,796
Turkey - 1.0%
BIM Birlesik Magazalar AS	501,480	8,689,900
United Kingdom - 16.8%
Aggreko PLC	567,828	9,234,872
ARM Holdings PLC	1,537,603	22,030,829
ASOS PLC (I)	101,225	4,598,298
Fiat Chrysler Automobiles NV (I)	3,173,522	44,493,332
Ocado Group PLC (I)	1,010,774	5,258,357

International Growth Opportunities Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Prudential PLC	1,005,193	$21,694,360
Rolls-Royce Holdings PLC (I)	2,318,819	26,270,771
Standard Chartered PLC	572,319	6,667,770
		140,248,589
TOTAL COMMON STOCKS (Cost $766,419,492)		$824,356,668

SHORT-TERM INVESTMENTS - 1.3%
Money market funds - 1.3%
BlackRock Cash Funds - Prime, 0.1500% (Y)	10,314,632	10,314,632
TOTAL SHORT-TERM INVESTMENTS (Cost $10,314,632)		$10,314,632
Total Investments (International Growth Opportunities Fund) (Cost $776,734,124) - 100.2%		$834,671,300
Other assets and liabilities, net - (0.2%)		(1,385,399)
TOTAL NET ASSETS - 100.0%		$833,285,901

International Growth Stock Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 94.1%
Australia - 4.4%
Amcor, Ltd.	1,302,110	$12,713,588
Aurizon Holdings, Ltd.	2,284,506	8,058,935
Brambles, Ltd.	973,011	6,810,702
CSL, Ltd.	85,145	5,549,356
		33,132,581
Belgium - 1.2%
Anheuser-Busch InBev NV	80,827	8,815,661
Brazil - 3.3%
Banco Bradesco SA, ADR	1,380,543	8,794,059
BM&FBovespa SA	3,610,640	10,732,411
BRF SA	291,189	5,581,862
		25,108,332
Canada - 7.1%
Canadian National Railway Company	109,886	6,114,894
Cenovus Energy, Inc.	421,992	6,116,895
CGI Group, Inc., Class A (I)	391,750	14,471,762
Fairfax Financial Holdings, Ltd.	17,071	7,938,093
Great-West Lifeco, Inc.	216,950	5,545,780
Suncor Energy, Inc.	448,876	12,712,922
		52,900,346
China - 3.3%
Baidu, Inc., ADR (I)	69,771	10,273,780
CNOOC, Ltd.	2,350,907	2,946,782
Great Wall Motor Company, Ltd., H Shares	1,710,500	4,554,910
Industrial & Commercial Bank of China, Ltd.,
H Shares	12,173,539	7,127,438
		24,902,910
Denmark - 2.7%
Carlsberg A/S, Class B	144,506	10,918,779
Novo Nordisk A/S, B Shares	167,024	9,221,457
		20,140,236

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France - 3.3%
Publicis Groupe SA	215,422	$15,332,029
Schneider Electric SE	144,347	9,098,278
Schneider Electric SE	1,555	96,517
		24,526,824
Germany - 7.9%
adidas AG	70,393	5,258,934
Allianz SE	63,266	10,080,316
Deutsche Boerse AG	175,424	15,670,343
Deutsche Post AG	180,062	4,946,726
ProSiebenSat.1 Media SE	231,552	11,246,159
SAP SE	179,860	12,063,148
		59,265,626
Hong Kong - 3.0%
CK Hutchison Holdings, Ltd.	1,182,372	15,748,205
Galaxy Entertainment Group, Ltd.	2,186,910	7,006,257
		22,754,462
Israel - 2.7%
Teva Pharmaceutical Industries, Ltd., ADR	318,647	20,524,053
Japan - 7.1%
Denso Corp.	80,853	3,607,467
FANUC Corp.	36,488	5,909,248
Japan Tobacco, Inc.	408,500	14,517,844
Keyence Corp.	9,873	4,570,396
Komatsu, Ltd.	363,017	6,011,584
Toyota Motor Corp.	157,770	9,325,192
Yahoo Japan Corp.	2,396,500	9,699,638
		53,641,369
Mexico - 2.0%
Fomento Economico Mexicano SAB
de CV, ADR	59,569	5,303,428
Grupo Televisa SAB, ADR	322,501	9,855,631
		15,159,059
Netherlands - 1.5%
Royal Dutch Shell PLC, B Shares	416,102	10,864,012
Singapore - 3.3%
Avago Technologies, Ltd.	112,537	14,176,286
United Overseas Bank, Ltd.	776,234	10,672,159
		24,848,445
South Korea - 1.5%
Samsung Electronics Company, Ltd.	12,228	11,251,869
Spain - 1.2%
Amadeus IT Holding SA, A Shares	209,470	8,728,678
Sweden - 4.0%
Getinge AB, B Shares	216,726	4,807,314
Investor AB, B Shares	330,894	11,894,697
Sandvik AB	366,472	3,536,528
Telefonaktiebolaget LM Ericsson, B Shares	1,018,778	9,930,437
		30,168,976
Switzerland - 9.6%
ABB, Ltd. (I)	504,052	9,734,345
Cie Financiere Richemont SA	36,838	2,752,440
Julius Baer Group, Ltd. (I)	217,764	10,584,459
Novartis AG	61,101	5,962,591
Roche Holding AG	46,483	12,653,808
Syngenta AG	32,625	10,937,888
The Swatch Group AG	14,237	5,442,076

International Growth Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
UBS Group AG	663,179	$13,718,281
		71,785,888
Taiwan - 1.7%
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,293,000	12,812,433
Thailand - 1.6%
Kasikornbank PCL, NVDR	2,362,600	11,884,312
Turkey - 0.8%
Akbank TAS	2,677,859	6,268,267
United Kingdom - 20.9%
Aberdeen Asset Management PLC	1,351,801	6,561,613
British American Tobacco PLC	321,374	17,017,490
Centrica PLC	1,303,675	4,827,150
Compass Group PLC	766,517	12,089,925
Informa PLC	802,538	7,079,100
Kingfisher PLC	2,181,710	11,856,554
Lloyds Banking Group PLC	7,127,273	8,400,743
Next PLC	69,311	8,392,186
RELX PLC	1,143,997	18,239,897
Sky Group Finance PLC	1,640,038	26,122,845
Smith & Nephew PLC	581,975	10,359,258
Unilever NV	214,773	8,606,897
WPP PLC	835,035	17,189,370
		156,743,028
TOTAL COMMON STOCKS (Cost $652,064,249)		$706,227,367

SHORT-TERM INVESTMENTS - 6.0%
Money market funds - 6.0%
Fidelity Institutional Money Market
Government Portfolio, 0.0000% (Y)	45,266,888	45,266,888
TOTAL SHORT-TERM INVESTMENTS (Cost $45,266,888)		$45,266,888
Total Investments (International Growth Stock Fund) (Cost $697,331,137) - 100.1%		$751,494,255
Other assets and liabilities, net - (0.1%)		(427,457)
TOTAL NET ASSETS - 100.0%		$751,066,798

International Small Cap Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 90.8%
Austria - 1.5%
Wienerberger AG	659,815	$11,721,796
Bahamas - 1.6%
Steiner Leisure, Ltd. (I)	205,100	13,058,717
Belgium - 1.6%
Barco NV	99,780	6,191,525
Ontex Group NV	205,580	6,414,340
		12,605,865
Brazil - 0.8%
Grendene SA	815,200	3,670,665
Tupy SA	567,800	2,674,100
		6,344,765

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada - 7.0%
AGF Management, Ltd., Class B	518,900	$2,461,186
Badger Daylighting, Ltd. (L)	567,200	8,941,721
Canaccord Genuity Group, Inc.	598,006	2,813,665
Dorel Industries, Inc., Class B (L)	254,600	6,856,551
Enerflex, Ltd.	427,800	4,113,462
Ensign Energy Services, Inc.	353,900	2,829,909
Genworth MI Canada, Inc. (L)	214,800	4,976,516
HudBay Minerals, Inc.	1,268,370	6,353,419
Laurentian Bank of Canada	91,600	3,371,292
Mullen Group, Ltd. (L)	489,270	7,106,985
Precision Drilling Corp.	1,249,900	6,023,386
		55,848,092
China - 2.5%
China ZhengTong Auto
Services Holdings, Ltd.	16,221,000	6,421,764
Goldpac Group, Ltd. (L)	5,136,000	2,773,121
Kingdee International Software
Group Company, Ltd. (L)	21,338,000	7,326,237
Shenguan Holdings Group, Ltd.	11,007,600	1,560,996
SinoMedia Holding, Ltd.	4,257,000	1,422,434
		19,504,552
Finland - 3.9%
Amer Sports OYJ	582,818	15,953,630
Huhtamaki OYJ	469,526	15,264,723
		31,218,353
France - 0.5%
Beneteau SA	250,390	3,703,962
Germany - 4.7%
Gerresheimer AG	229,090	16,511,655
Jenoptik AG	290,539	3,913,504
Kloeckner & Company SE (L)	1,138,005	10,291,963
Leoni AG	112,260	6,794,292
		37,511,414
Hong Kong - 6.6%
Dah Sing Financial Holdings, Ltd.	917,974	5,000,240
EVA Precision Industrial Holdings, Ltd.	18,640,000	4,296,902
Luk Fook Holdings International, Ltd.	2,756,000	7,111,404
Sitoy Group Holdings, Ltd. (L)	5,991,000	3,036,305
Stella International Holdings, Ltd.	2,553,000	6,296,316
Techtronic Industries Company, Ltd.	4,363,000	15,778,247
Value Partners Group, Ltd.	8,464,000	7,626,564
Yingde Gases Group Company, Ltd.	8,550,000	3,541,821
		52,687,799
India - 1.1%
Dewan Housing Finance Corp., Ltd.	703,957	4,881,186
Jain Irrigation Systems, Ltd.	4,023,453	3,536,276
		8,417,462
Italy - 2.5%
Amplifon SpA	522,022	4,182,495
Azimut Holding SpA	143,769	3,164,411
MARR SpA	300,246	5,756,825
Sorin SpA (I)	2,270,327	7,111,680
		20,215,411
Japan - 16.7%
Aderans Company, Ltd.	372,600	2,742,634
Asahi Company, Ltd. (L)	248,800	2,581,346
Asics Corp.	559,300	16,326,618
Capcom Company, Ltd.	260,600	6,108,420

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daibiru Corp.	512,900	$4,352,194
Descente, Ltd.	672,160	9,332,489
Keihin Corp.	495,100	6,839,475
Kobayashi Pharmaceutical Company, Ltd.	208,600	16,194,645
Koshidaka Holdings Company, Ltd. (L)	123,100	2,555,668
KYB Company, Ltd.	1,395,000	4,106,617
Meitec Corp.	335,711	12,932,650
Nachi-Fujikoshi Corp.	1,718,100	7,905,630
Shinko Plantech Company, Ltd.	574,100	4,651,938
Square Enix Holdings Company, Ltd.	379,100	9,870,031
Tokai Rika Company, Ltd.	244,900	5,187,187
Tsugami Corp. (L)	904,000	3,821,825
Tsumura & Company	548,700	12,215,935
Unipres Corp.	280,400	5,213,749
		132,939,051
Luxembourg - 1.4%
Grand City Properties SA	446,330	7,878,502
Stabilus SA (I)	100,700	3,663,059
		11,541,561
Netherlands - 5.4%
Aalberts Industries NV	495,531	15,371,674
Accell Group	195,391	4,196,151
Arcadis NV	466,130	11,681,156
Beter Bed Holding NV	233,140	5,559,140
USG People NV	388,424	5,718,362
		42,526,483
Norway - 1.5%
Ekornes ASA	341,120	3,852,543
Tomra Systems ASA	967,050	8,412,204
		12,264,747
Singapore - 0.1%
Sakari Resources, Ltd. (I)	1,380,000	704,156
South Korea - 7.4%
Binggrae Company, Ltd.	94,434	5,762,585
BNK Financial Group, Inc.	1,013,689	11,920,926
DGB Financial Group, Inc.	1,093,659	9,610,556
Hyundai Mipo Dockyard Company, Ltd. (I)	62,160	2,830,790
KIWOOM Securities Company, Ltd.	63,194	3,040,523
Korea Investment Holdings Company, Ltd.	108,581	6,401,277
Sindoh Company, Ltd.	172,670	8,429,601
Youngone Corp.	205,942	10,670,677
		58,666,935
Spain - 1.9%
Construcciones y Auxiliar
de Ferrocarriles SA (L)	21,113	6,593,510
Melia Hotels International SA (L)	274,140	3,903,537
Tecnicas Reunidas SA	98,993	4,748,244
		15,245,291
Sweden - 1.0%
Bulten AB (L)	328,695	2,856,335
Duni AB	337,670	4,827,940
The Thule Group AB (S)	1,500	17,970
		7,702,245
Switzerland - 2.6%
Logitech International SA (L)	636,060	8,421,434
Oriflame Holding AG (I)	153,910	2,061,587
Vontobel Holding AG	188,116	9,885,444
		20,368,465

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan - 5.3%
Casetek Holdings, Ltd.	975,000	$3,640,523
Chicony Electronics Company, Ltd.	3,157,852	7,845,724
D-Link Corp.	4,956,761	1,429,213
Giant Manufacturing Company, Ltd.	1,263,746	9,161,214
Simplo Technology Company, Ltd.	3,290,300	10,916,628
Tripod Technology Corp.	6,250,000	8,774,099
		41,767,401
United Kingdom - 13.2%
Bellway PLC	194,886	7,381,543
Bovis Homes Group PLC	228,730	3,843,138
Debenhams PLC	4,598,430	5,301,578
Devro PLC	872,350	3,866,818
DFS Furniture PLC (I)	81,510	366,267
Dignity PLC	220,118	8,107,553
Foxtons Group PLC	2,207,500	8,096,548
Greggs PLC	795,020	13,834,156
HomeServe PLC	1,001,650	6,437,760
Laird PLC	1,579,560	9,169,195
Man Group PLC	4,158,018	10,168,218
Oxford Instruments PLC	561,510	7,190,247
SIG PLC	4,044,770	11,583,346
UBM PLC	1,266,760	9,504,203
		104,850,570
TOTAL COMMON STOCKS (Cost $641,877,128)		$721,415,093

PREFERRED SECURITIES - 1.3%
Brazil - 0.5%
Alpargatas SA	1,842,900	3,867,059
Germany - 0.8%
Draegerwerk AG & Company KGaA	67,200	6,365,651
TOTAL PREFERRED SECURITIES (Cost $13,589,948)		$10,232,710

EXCHANGE-TRADED FUNDS - 3.0%
iShares MSCI EAFE ETF	197,400	11,838,078
iShares MSCI EAFE Small-Cap ETF (L)	244,800	12,009,888
TOTAL EXCHANGE-TRADED FUNDS (Cost $24,910,498)		$23,847,966

SECURITIES LENDING COLLATERAL - 6.0%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	4,764,217	47,666,466
TOTAL SECURITIES LENDING
COLLATERAL (Cost $47,666,151)		$47,666,466

SHORT-TERM INVESTMENTS - 5.4%
U.S. Government Agency - 5.4%
Federal Agricultural Mortgage Corp. Discount
Notes
0.010%, 09/01/2015*	$42,500,000	$42,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $42,500,000)		$42,500,000
Total Investments (International Small Cap Fund)
(Cost $770,543,725) - 106.5%		$845,662,235
Other assets and liabilities, net - (6.5%)		(51,571,885)
TOTAL NET ASSETS - 100.0%		$794,090,350

International Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 93.9%
Australia - 0.4%
WorleyParsons, Ltd.	1,325,759	$7,081,940
Belgium - 0.6%
UCB SA	136,070	10,268,178
Brazil - 0.5%
BM&FBovespa SA	3,111,400	9,248,450
Canada - 5.7%
Barrick Gold Corp.	1,079,980	7,505,861
Cenovus Energy, Inc.	1,050,700	15,230,198
Ensign Energy Services, Inc.	1,115,400	8,919,130
HudBay Minerals, Inc.	2,074,400	10,390,921
Precision Drilling Corp.	3,430,500	16,531,902
Silver Wheaton Corp.	1,517,200	18,601,730
Suncor Energy, Inc.	716,300	20,286,818
Trican Well Service, Ltd. (L)	1,913,600	2,676,364
		100,142,924
China - 5.3%
China Life Insurance Company, Ltd., H Shares	3,350,000	11,445,500
China Telecom Corp., Ltd., H Shares	39,449,589	20,636,659
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	6,134,000	12,807,791
Sinopec Engineering Group Company, Ltd.,
H Shares	16,688,000	14,393,849
Sinopharm Group Company, Ltd.,
H Shares (L)	2,524,400	9,582,569
Springland International Holdings, Ltd.	21,264,500	5,624,500
Trina Solar, Ltd., ADR (I)(L)	2,266,056	20,167,898
		94,658,766
Denmark - 0.4%
FLSmidth & Company A/S (L)	159,670	6,043,519
France - 10.7%
AXA SA	1,317,527	33,187,053
BNP Paribas SA	721,060	45,419,821
Cie de Saint-Gobain	379,760	17,429,766
Cie Generale des Etablissements Michelin	218,910	21,137,885
Sanofi	257,396	25,317,808
Societe Generale SA	148,845	7,232,088
Technip SA	405,810	22,096,074
Total SA	370,612	17,087,510
		188,908,005
Germany - 8.5%
Bayer AG	160,710	21,720,860
Deutsche Boerse AG	243,300	21,733,596
Deutsche Lufthansa AG (I)	921,960	11,186,972
Gerresheimer AG	172,650	12,443,744
Kloeckner & Company SE (L)	709,860	6,419,878
Merck KGaA	165,258	15,735,273
Metro AG	376,850	10,957,006
MorphoSys AG (I)	172,590	12,151,960
Muenchener Rueckversicherungs AG	70,236	12,883,492
Siemens AG	253,869	25,164,148
		150,396,929
Hong Kong - 3.5%
China Mobile, Ltd.	1,742,000	20,952,945
Digital China Holdings, Ltd.	6,940,000	6,053,004
First Pacific Company, Ltd.	3,649,000	2,376,732
GCL-Poly Energy Holdings, Ltd. (I)	105,824,000	17,001,315
Kingboard Chemical Holdings, Ltd.	8,778,800	11,351,574
Kunlun Energy Company, Ltd.	6,860,000	4,880,705
		62,616,275

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

International Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India - 0.9%
Hero MotorCorp, Ltd.	165,335	$6,003,462
Jain Irrigation Systems, Ltd.	3,198,361	2,811,090
LIC Housing Finance, Ltd.	1,059,620	7,054,882
		15,869,434
Ireland - 1.1%
CRH PLC	669,120	19,999,504
Israel - 2.0%
Teva Pharmaceutical Industries, Ltd., ADR	551,792	35,540,923
Italy - 3.0%
Eni SpA	1,068,720	17,640,153
Saipem SpA (I)(L)	671,282	6,454,181
UniCredit SpA	4,444,657	28,990,004
		53,084,338
Japan - 5.3%
Canon, Inc.	215,100	6,553,469
ITOCHU Corp.	1,728,200	20,726,746
Nissan Motor Company, Ltd.	3,190,500	28,693,504
SoftBank Group Corp.	452,400	26,322,153
Toyota Motor Corp.	207,600	12,270,456
		94,566,328
Netherlands - 5.4%
Aegon NV	3,384,340	20,844,833
ING Groep NV	658,038	10,082,703
QIAGEN NV (I)	809,510	21,276,282
Royal Dutch Shell PLC, B Shares	695,253	18,152,369
SBM Offshore NV (I)	2,194,710	26,176,528
		96,532,715
Norway - 0.2%
Telenor ASA	160,281	3,187,253
Russia - 0.3%
Lukoil OAO, ADR	111,948	4,322,312
Singapore - 0.7%
United Overseas Bank, Ltd.	925,300	12,721,613
South Africa - 0.3%
Petra Diamonds, Ltd. (I)	2,940,570	5,606,635
South Korea - 11.3%
Daewoo International Corp.	371,336	6,841,756
Hana Financial Group, Inc.	1,567,015	36,014,473
Hyundai Mobis Company, Ltd.	92,022	16,057,317
Hyundai Motor Company	68,782	8,656,464
KB Financial Group, Inc., ADR	1,228,615	36,747,875
KIWOOM Securities Company, Ltd.	119,862	5,767,053
Korea Investment Holdings Company, Ltd.	276,241	16,285,493
POSCO	104,288	16,792,549
Samsung Electronics Company, Ltd., GDR (S)	123,964	57,002,156
		200,165,136
Spain - 1.1%
Telefonica SA	1,398,531	19,708,677
Sweden - 0.6%
Getinge AB, B Shares	448,971	9,958,864
Switzerland - 7.7%
ABB, Ltd. (I)	675,770	13,050,595
Basilea Pharmaceutica (I)	48,490	5,030,133
Credit Suisse Group AG (I)	1,550,741	41,742,052
GAM Holding AG (I)	521,820	9,614,178
Glencore PLC	2,782,600	6,281,045
Lonza Group AG (I)	106,080	14,485,071

International Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Roche Holding AG	140,930	$38,364,589
Swiss Re AG	97,973	8,399,095
		136,966,758
Thailand - 0.6%
Bangkok Bank PCL	2,446,200	11,219,972
United Kingdom - 16.4%
Aberdeen Asset Management PLC	1,271,480	6,171,739
Aviva PLC	2,520,840	18,559,846
BAE Systems PLC	3,393,080	23,355,737
Barclays PLC	4,426,620	17,590,496
BP PLC	3,057,362	16,946,188
Carillion PLC (L)	1,965,880	10,252,348
GlaxoSmithKline PLC	1,251,365	25,549,808
HSBC Holdings PLC	2,433,750	19,235,502
Kingfisher PLC	2,677,140	14,548,980
Marks & Spencer Group PLC	3,463,480	27,499,682
Noble Corp. PLC (L)	961,910	12,524,068
Petrofac, Ltd.	2,131,110	28,991,759
Serco Group PLC	1,872,132	3,228,142
Standard Chartered PLC	1,159,050	13,503,445
Subsea 7 SA (I)	1,157,479	9,956,486
Tesco PLC	9,892,390	28,711,873
Vodafone Group PLC	4,359,456	15,011,484
		291,637,583
United States - 1.4%
Halliburton Company	480,930	18,924,596
Stillwater Mining Company (I)	614,500	5,868,475
		24,793,071
TOTAL COMMON STOCKS (Cost $1,757,405,553)		$1,665,246,102

SECURITIES LENDING COLLATERAL - 3.3%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	5,930,729	59,337,537
TOTAL SECURITIES LENDING
COLLATERAL (Cost $59,337,327)		$59,337,537

SHORT-TERM INVESTMENTS - 5.3%
U.S. Government Agency - 5.3%
Federal Agricultural Mortgage Corp. Discount
Notes
0.010%, 09/01/2015*	$93,500,000	$93,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $93,500,000)		$93,500,000
Total Investments (International Value Fund)
(Cost $1,910,242,880) - 102.5%		$1,818,083,639
Other assets and liabilities, net - (2.5%)		(43,746,976)
TOTAL NET ASSETS - 100.0%		$1,774,336,663

Investment Quality Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 41.8%
U.S. Government - 10.1%
Treasury Inflation Protected Securities
0.250%, 01/15/2025	$21,392,564	$20,608,151

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds
2.500%, 02/15/2045		$5,225,000	$4,732,026
3.000%, 11/15/2044 to 05/15/2045		6,230,000	6,265,589
3.125%, 08/15/2044		3,870,000	3,985,698
3.750%, 11/15/2043		1,000	1,157
U.S. Treasury Notes
1.500%, 10/31/2019		20,200,000	20,252,601
1.750%, 09/30/2019 (D)		2,320,000	2,351,023
			58,196,245
U.S. Government Agency - 31.7%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)		9,700,000	9,851,453
3.500%, TBA (C)		10,900,000	11,272,130
4.000%, TBA (C)		3,500,000	3,710,000
4.500%, TBA (C)		5,300,000	5,732,281
5.000%, TBA (C)		2,900,000	3,181,390
5.000%, 03/01/2019 to 12/01/2019		73,932	77,965
6.500%, 04/01/2029 to 08/01/2034		4,138	4,815
7.500%, 08/01/2025 to 05/01/2028		1,750	2,027
Federal National Mortgage Association
2.500%, TBA (C)		3,300,000	3,312,806
2.500%, 12/01/2042 to 03/01/2043		1,742,516	1,695,244
2.780%, 03/01/2027		650,000	637,429
2.890%, 02/01/2027		1,110,000	1,100,141
2.970%, 06/01/2027 to 06/01/2030		2,455,000	2,398,503
3.000%, TBA (C)		9,300,000	9,339,961
3.100%, 02/01/2030		1,091,893	1,083,882
3.130%, 02/01/2027		442,000	448,627
3.500%, TBA (C)		61,100,000	63,314,869
4.000%, TBA (C)		15,500,000	16,461,484
4.500%, TBA (C)		8,600,000	9,316,218
5.000%, TBA (C)		2,500,000	2,757,032
5.000%, 03/15/2016 to 06/01/2019		2,141,948	2,198,711
5.500%, 08/01/2035 to 11/01/2035		103,039	115,676
6.500%, 09/01/2031		5	6
Government National
Mortgage Association
3.000%, TBA (C)		3,000,000	3,039,492
3.000%, 08/20/2045		3,500,000	3,550,586
3.500%, TBA (C)		17,300,000	18,009,546
4.000%, TBA (C)		10,200,000	10,811,999
4.000%, 09/15/2040 to 02/15/2042		441,677	471,664
6.000%, 08/15/2032 to 04/15/2035		13,715	15,994
6.500%, 06/15/2028 to 08/15/2034		7,748	8,890
7.000%, 11/15/2031 to 11/15/2033		42,849	50,113
8.000%, 07/15/2030		985	1,189
			183,972,123
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $243,538,982)			$242,168,368
FOREIGN GOVERNMENT
OBLIGATIONS - 1.7%
Brazil - 0.2%
Federative Republic of Brazil
2.625%, 01/05/2023		225,000	192,938
5.625%, 01/07/2041		250,000	222,500
6.000%, 08/15/2016	BRL	1,126,000	827,511
			1,242,949

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	892,316,465	$247,204
3.500%, 03/10/2021		455,864,601	151,301
			398,505
Costa Rica - 0.0%
Republic of Costa Rica
9.200%, 03/27/2019 (S)	CRC	89,450,000	174,787
Dominican Republic - 0.1%
Government of Dominican Republic
5.500%, 01/27/2025 (S)		$375,000	371,250
Egypt - 0.0%
Arab Republic of Egypt
5.875%, 06/11/2025 (S)		200,000	193,280
Indonesia - 0.1%
Republic of Indonesia
3.375%, 07/30/2025 (S)	EUR	270,000	290,678
7.875%, 04/15/2019	IDR	5,193,000,000	362,678
8.375%, 03/15/2024		3,187,000,000	221,572
			874,928
Jamaica - 0.1%
Government of Jamaica
6.750%, 04/28/2028		$355,000	354,113
Kazakhstan - 0.1%
Republic of Kazakhstan
5.125%, 07/21/2025 (S)		315,000	307,519
Malaysia - 0.0%
Government of Malaysia
3.492%, 03/31/2020	MYR	1,140,000	264,493
Mexico - 0.3%
Government of Mexico
3.000%, 03/06/2045	EUR	225,000	216,821
3.040%, 05/28/2020 (P)	MXN	18,651,400	1,105,016
5.625%, 03/19/2114	GBP	225,000	330,801
10.000%, 12/05/2024	MXN	4,926,000	376,603
			2,029,241
Peru - 0.1%
Republic of Peru 4.125%, 08/25/2027		$325,000	322,563
Poland - 0.1%
Republic of Poland 3.250%, 07/25/2025	PLN	1,690,000	457,774
Romania - 0.0%
Government of Romania
5.850%, 04/26/2023	RON	270,000	78,426
Russia - 0.0%
Government of Russia
7.500%, 02/27/2019	RUB	8,155,000	112,438
South Africa - 0.1%
Republic of South Africa
7.750%, 02/28/2023	ZAR	5,925,000	435,970
8.500%, 01/31/2037		4,985,000	360,751
			796,721
Thailand - 0.0%
Kingdom of Thailand 3.850%, 12/12/2025	THB	7,504,000	228,813
Tunisia - 0.1%
Banque Centrale de Tunisie SA
5.750%, 01/30/2025		$390,000	374,505

The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Turkey - 0.1%
Republic of Turkey 4.875%, 04/16/2043		$410,000	$360,267
Uruguay - 0.2%
Republic of Uruguay
3.700%, 06/26/2037	UYU	11,934,878	308,477
4.250%, 04/05/2027		20,623,011	638,702
4.375%, 12/15/2028		3,953,242	122,086
			1,069,265
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $11,228,746)			$10,011,837

CORPORATE BONDS - 31.7%
Consumer discretionary - 3.9%
21st Century Fox America, Inc.
6.150%, 02/15/2041		$175,000	196,780
6.200%, 12/15/2034		400,000	449,026
7.750%, 01/20/2024		453,000	567,767
Buffalo Thunder Development Authority
11.000%, 12/09/2022 (S)		9,330	6,873
CCO Holdings LLC
5.125%, 02/15/2023		10,000	9,975
5.250%, 09/30/2022		145,000	146,160
5.750%, 09/01/2023		45,000	46,013
CCO Safari II LLC
4.464%, 07/23/2022 (S)		445,000	442,637
4.908%, 07/23/2025 (S)		1,005,000	998,104
6.484%, 10/23/2045 (S)		1,150,000	1,166,344
Comcast Corp.
4.250%, 01/15/2033		915,000	908,496
4.750%, 03/01/2044		505,000	524,283
Cox Communications, Inc.
4.800%, 02/01/2035 (S)		275,000	244,559
5.875%, 12/01/2016 (S)		750,000	788,828
DIRECTV Holdings LLC
3.125%, 02/15/2016		1,225,000	1,236,099
DISH DBS Corp.
5.875%, 07/15/2022		50,000	47,282
6.750%, 06/01/2021		355,000	356,385
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)		60,000	62,850
Ford Motor Credit Company LLC
1.461%, 03/27/2017		1,490,000	1,483,189
2.240%, 06/15/2018		555,000	552,107
4.207%, 04/15/2016		100,000	101,709
4.250%, 02/03/2017		245,000	253,338
5.000%, 05/15/2018		310,000	330,012
General Motors Financial Company, Inc.
2.400%, 04/10/2018		950,000	938,689
3.500%, 07/10/2019		870,000	876,716
4.750%, 08/15/2017		1,020,000	1,057,618
Group 1 Automotive, Inc.
5.000%, 06/01/2022		105,000	104,213
Lennar Corp.
4.500%, 06/15/2019		150,000	153,300
Liberty Interactive LLC
8.250%, 02/01/2030		255,000	258,825
Meritage Homes Corp.
6.000%, 06/01/2025		135,000	136,096
Myriad International Holdings BV
5.500%, 07/21/2025 (S)		380,000	377,150
NBCUniversal Enterprise, Inc.
5.250%, 03/19/2021 (Q)(S)		100,000	105,529

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Sally Holdings LLC
5.750%, 06/01/2022	$60,000	$62,400
Sky Group Finance PLC
5.625%, 10/15/2015 (S)	131,000	131,702
Sky PLC
2.625%, 09/16/2019 (S)	670,000	669,331
Sotheby’s
5.250%, 10/01/2022 (S)	160,000	152,000
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	201,704
TEGNA, Inc.
5.125%, 10/15/2019 to 07/15/2020	585,000	604,700
The Home Depot, Inc.
2.625%, 06/01/2022	500,000	491,504
4.250%, 04/01/2046	540,000	530,831
The Ryland Group, Inc.
5.375%, 10/01/2022	88,000	88,660
Time Warner Cable, Inc.
4.500%, 09/15/2042	345,000	275,684
5.000%, 02/01/2020	624,000	670,603
5.875%, 11/15/2040	275,000	259,488
6.750%, 07/01/2018	775,000	858,561
8.750%, 02/14/2019	270,000	318,953
Time Warner, Inc.
4.850%, 07/15/2045	475,000	459,081
6.100%, 07/15/2040	290,000	317,562
7.700%, 05/01/2032	302,000	385,601
Videotron, Ltd.
5.375%, 06/15/2024 (S)	275,000	279,813
Volkswagen Group of America
Finance LLC
1.600%, 11/20/2017 (S)	840,000	837,399
		22,522,529
Consumer staples - 1.8%
Altria Group, Inc.
9.250%, 08/06/2019	165,000	204,334
BAT International Finance PLC
2.750%, 06/15/2020 (S)	510,000	517,011
CVS Health Corp.
2.800%, 07/20/2020	1,395,000	1,409,144
3.875%, 07/20/2025	1,075,000	1,099,177
4.750%, 05/18/2020	500,000	542,437
5.125%, 07/20/2045	735,000	782,762
CVS Pass-Through Trust
5.880%, 01/10/2028	260,666	296,576
6.943%, 01/10/2030	40,381	47,658
Imperial Tobacco Finance PLC
2.050%, 07/20/2018 (S)	425,000	423,010
2.950%, 07/21/2020 (S)	575,000	570,821
3.750%, 07/21/2022 (S)	330,000	326,771
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	2,400,000	2,396,810
2.800%, 07/02/2020 (S)	675,000	674,154
Reynolds American, Inc.
3.250%, 06/12/2020	985,000	997,389
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	300,000	342,405
		10,630,459
Energy - 2.9%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	400,000	417,382
6.375%, 09/15/2017	60,000	64,916

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Antero Resources Corp.
5.625%, 06/01/2023 (S)		$70,000	$64,050
BP Capital Markets PLC
2.521%, 01/15/2020		385,000	388,016
Cenovus Energy, Inc.
5.200%, 09/15/2043		465,000	401,121
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)		845,000	835,105
Concho Resources, Inc.
6.500%, 01/15/2022		40,000	40,600
ConocoPhillips Company
3.350%, 11/15/2024 to 05/15/2025		905,000	875,911
Continental Resources, Inc.
5.000%, 09/15/2022		245,000	222,031
Crestwood Midstream Partners LP
6.250%, 04/01/2023 (S)		60,000	54,600
DCP Midstream LLC
5.350%, 03/15/2020 (S)		20,000	19,435
9.750%, 03/15/2019 (S)		20,000	22,036
DCP Midstream Operating LP
4.950%, 04/01/2022		25,000	22,639
5.600%, 04/01/2044		30,000	24,416
Ecopetrol SA
5.875%, 05/28/2045		400,000	323,000
EnCana Corp.
6.500%, 05/15/2019		850,000	930,019
Energy Transfer Equity LP
7.500%, 10/15/2020		300,000	320,625
Energy Transfer Partners LP
3.600%, 02/01/2023		955,000	868,288
4.150%, 10/01/2020		365,000	367,500
4.750%, 01/15/2026		135,000	127,925
5.950%, 10/01/2043		800,000	744,037
Harvest Operations Corp.
6.875%, 10/01/2017		215,000	198,875
Hess Corp.
5.600%, 02/15/2041		200,000	192,645
Kerr-McGee Corp.
6.950%, 07/01/2024		625,000	736,739
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044		405,000	345,299
Kinder Morgan, Inc.
3.050%, 12/01/2019		125,000	122,932
5.050%, 02/15/2046		900,000	715,369
Lukoil International Finance BV
3.416%, 04/24/2018 (S)		1,055,000	1,001,383
Marathon Oil Corp.
2.700%, 06/01/2020		575,000	558,927
MarkWest Energy Partners LP
4.875%, 12/01/2024 to 06/01/2025		125,000	115,813
MEG Energy Corp.
7.000%, 03/31/2024 (S)		90,000	73,800
Nexen Energy ULC
5.875%, 03/10/2035		70,000	76,759
6.200%, 07/30/2019		285,000	317,557
6.400%, 05/15/2037		385,000	452,230
Peabody Energy Corp.
6.000%, 11/15/2018		30,000	9,975
6.500%, 09/15/2020		280,000	73,850
Petrobras Global Finance BV
5.375%, 10/01/2029	GBP	295,000	320,269
6.750%, 01/27/2041		$415,000	317,770

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petroleos de Venezuela SA
9.750%, 05/17/2035		$445,000	$169,768
Petroleos Mexicanos
5.500%, 06/27/2044		650,000	562,413
7.470%, 11/12/2026	MXN	7,500,000	425,778
QEP Resources, Inc.
6.800%, 03/01/2020		$5,000	4,850
SM Energy Company
6.125%, 11/15/2022		35,000	33,600
Statoil ASA
3.700%, 03/01/2024		95,000	96,474
3.950%, 05/15/2043		575,000	536,059
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		355,000	330,578
Tesoro Corp.
5.125%, 04/01/2024		75,000	73,500
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		90,000	90,900
6.250%, 10/15/2022 (S)		130,000	131,300
Williams Partners LP
3.600%, 03/15/2022		1,100,000	1,040,799
4.300%, 03/04/2024		610,000	571,206
WPX Energy, Inc.
5.250%, 09/15/2024		40,000	32,844
6.000%, 01/15/2022		30,000	25,500
Zhaikmunai LLP
7.125%, 11/13/2019		200,000	166,000
			17,055,413
Financials - 13.7%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		100,000	99,500
American International Group, Inc.
4.700%, 07/10/2035		875,000	879,304
American Tower Corp.
3.400%, 02/15/2019		620,000	630,532
3.450%, 09/15/2021		740,000	732,553
5.000%, 02/15/2024		215,000	224,237
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)		250,000	253,824
AXA Financial, Inc.
7.000%, 04/01/2028		235,000	293,686
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 Year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	1,000,000	1,135,953
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/09/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/19/2018 (Q)		$800,000	858,400
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
CMT + 4.398%)
04/15/2024 (Q)		540,000	330,750
Banco Santander SA (6.250% to
03/12/2019, then 5 Year Euro Swap
Rate + 5.410%)
03/12/2019 (Q)	EUR	1,200,000	1,337,155
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)		600,000	655,381
Bank of America Corp.
3.950%, 04/21/2025		$300,000	290,078

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
4.000%, 04/01/2024 to 01/22/2025		$1,340,000	$1,326,621
4.200%, 08/26/2024		775,000	767,897
5.000%, 01/21/2044		305,000	322,154
5.625%, 07/01/2020		185,000	207,700
5.650%, 05/01/2018		975,000	1,061,032
6.400%, 08/28/2017		80,000	86,871
7.750%, 05/14/2038		1,210,000	1,623,355
Barclays Bank PLC
6.050%, 12/04/2017 (S)		2,145,000	2,320,489
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		400,000	432,000
Barclays PLC (8.000% to 12/15/2020,
then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	500,000	607,364
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$330,000	350,046
BPCE SA
4.000%, 04/15/2024		250,000	257,383
5.700%, 10/22/2023 (S)		785,000	830,985
Brandywine Operating Partnership LP
4.950%, 04/15/2018		425,000	451,330
5.700%, 05/01/2017		835,000	882,915
Capital One Financial Corp.
6.150%, 09/01/2016		1,300,000	1,359,735
Capital One NA
1.650%, 02/05/2018		1,400,000	1,382,198
2.350%, 08/17/2018		645,000	643,119
CIT Group, Inc.
5.500%, 02/15/2019 (S)		490,000	515,113
Citigroup, Inc.
2.500%, 09/26/2018		325,000	328,055
4.300%, 11/20/2026		300,000	297,280
4.400%, 06/10/2025		625,000	628,314
4.650%, 07/30/2045		875,000	870,244
5.500%, 09/13/2025		790,000	857,810
6.675%, 09/13/2043		125,000	154,449
8.500%, 05/22/2019		565,000	682,012
CNO Financial Group, Inc.
4.500%, 05/30/2020		10,000	10,300
5.250%, 05/30/2025		35,000	36,181
Credit Agricole SA
4.375%, 03/17/2025 (S)		220,000	213,610
Credit Agricole SA (6.500% to
06/23/2021, then 5 Year Euro Swap
Rate + 5.120%)
06/23/2021 (Q)	EUR	425,000	484,068
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)		$225,000	220,624
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	240,000	302,779
Credit Suisse Group AG (6.250% to
12/18/2024, then 5 Year U.S. Swap
Rate + 3.455%)
12/18/2024 (Q)(S)		$400,000	384,000

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group Guernsey I, Ltd.
(7.875% to 08/24/2016, then 5 Year
U.S. Swap Rate + 5.220%)
02/24/2041		$200,000	$207,725
Deutsche Bank AG
4.500%, 04/01/2025		1,040,000	1,005,660
Discover Financial Services
6.450%, 06/12/2017		950,000	1,027,492
Duke Realty LP
3.750%, 12/01/2024		245,000	238,523
Everest Reinsurance Holdings, Inc.
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/01/2067		495,000	478,913
General Electric Capital Corp.
5.875%, 01/14/2038		685,000	826,621
6.000%, 08/07/2019		125,000	142,527
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)		400,000	433,000
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2068		250,000	279,375
HCP, Inc.
4.000%, 06/01/2025		450,000	436,305
4.200%, 03/01/2024		160,000	158,629
6.000%, 01/30/2017		480,000	507,711
HSBC Holdings PLC
4.250%, 08/18/2025		1,175,000	1,162,773
5.250%, 03/14/2044		240,000	244,608
6.500%, 09/15/2037		220,000	258,726
6.800%, 06/01/2038		245,000	298,380
HSBC Holdings PLC (5.250% to
09/16/2022, then 5 Year Euro Swap
Rate + 4.380%)
09/16/2022 (Q)	EUR	325,000	365,720
HSBC Holdings PLC (5.625% to
01/17/2020, then 5 Year
ISDAFIX + 3.626%)
01/17/2020 (Q)		$725,000	719,635
HSBC USA, Inc.
2.750%, 08/07/2020		475,000	474,099
ING Groep NV (6.000% to 04/16/2020,
then 5 Year U.S. Swap Rate + 4.445%)
04/16/2020 (Q)		340,000	329,375
ING Groep NV (6.500% to 4-16-25, then
5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (Q)		235,000	225,453
Intercorp Peru, Ltd.
5.875%, 02/12/2025 (S)		40,000	39,700
Intesa Sanpaolo SpA
2.375%, 01/13/2017		775,000	776,693
JPMorgan Chase & Co.
2.600%, 01/15/2016		185,000	186,212
2.750%, 06/23/2020		760,000	762,137
5.600%, 07/15/2041		135,000	153,697
5.625%, 08/16/2043		1,205,000	1,294,579
6.000%, 01/15/2018		1,275,000	1,393,521
KBC Groep NV (5.625% to 03/19/2019,
then 5 Year Euro Swap Rate + 4.759%)
03/19/2019 (Q)	EUR	285,000	320,612

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Kimco Realty Corp.
4.300%, 02/01/2018		$600,000	$635,462
5.584%, 11/23/2015		425,000	429,257
6.875%, 10/01/2019		300,000	350,488
Liberty Property LP
3.375%, 06/15/2023		260,000	250,229
4.125%, 06/15/2022		210,000	214,675
6.625%, 10/01/2017		100,000	109,471
Lloyds Banking Group PLC (6.375% to
06/27/2020, then 5 Year Euro Swap
Rate + 5.290%)
06/27/2020 (Q)	EUR	800,000	938,836
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	450,000	698,139
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		$380,000	385,783
3.500%, 03/10/2025		325,000	322,018
Massachusetts Mutual Life
Insurance Company
5.375%, 12/01/2041 (S)		80,000	88,791
8.875%, 06/01/2039 (S)		550,000	821,970
Morgan Stanley
1.875%, 01/05/2018		1,175,000	1,174,966
3.950%, 04/23/2027		730,000	694,330
4.000%, 07/23/2025		985,000	1,004,132
4.300%, 01/27/2045		810,000	769,674
4.350%, 09/08/2026		435,000	433,979
4.875%, 11/01/2022		60,000	63,480
5.550%, 04/27/2017		350,000	371,826
6.625%, 04/01/2018		1,450,000	1,615,915
MSCI, Inc.
5.250%, 11/15/2024 (S)		45,000	45,788
5.750%, 08/15/2025 (S)		45,000	45,900
Nationwide Building Society (6.875% to
06/20/2019, then 5 Year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	800,000	1,224,286
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)		$260,000	352,524
9.375%, 08/15/2039 (S)		455,000	675,745
Navient Corp.
5.500%, 01/15/2019		165,000	158,565
7.250%, 01/25/2022		65,000	61,263
8.000%, 03/25/2020		11,000	11,117
8.450%, 06/15/2018		139,000	148,035
PNC Funding Corp.
5.625%, 02/01/2017		1,200,000	1,265,516
Prologis LP
3.350%, 02/01/2021		850,000	850,072
4.500%, 08/15/2017		920,000	968,424
Rabobank USA Financial Corp. (5.500%
to 06/29/2020, then 5 Year Euro Swap
Rate + 5.250%)
06/29/2020 (Q)	EUR	200,000	229,345
Realty Income Corp.
3.250%, 10/15/2022		$81,000	78,116
5.750%, 01/15/2021		600,000	671,693
6.750%, 08/15/2019		450,000	519,288
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024		270,000	272,249

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Scotland Group PLC
(7.500% to 08/10/2020, then 5 Year
U.S. Swap Rate + 5.800%)
08/10/2020 (Q)	$755,000	$756,888
Santander Bank NA
8.750%, 05/30/2018	250,000	287,460
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)	660,000	700,920
Standard Chartered PLC (6.500% to
04/02/2020, then 5 Year U.S. Swap
Rate + 4.889%)
04/02/2020 (Q)(S)	710,000	696,302
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)	200,000	203,871
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	233,156
SunTrust Banks, Inc.
3.500%, 01/20/2017	960,000	984,110
The Bank of New York Mellon Corp.
2.600%, 08/17/2020	1,135,000	1,140,623
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	660,218
7.250%, 02/01/2018	321,000	359,309
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	975,000	984,612
2.550%, 10/23/2019	875,000	876,644
2.600%, 04/23/2020	370,000	368,886
3.500%, 01/23/2025	725,000	707,699
5.150%, 05/22/2045	660,000	650,237
6.250%, 02/01/2041	440,000	524,336
6.750%, 10/01/2037	1,145,000	1,362,232
UDR, Inc.
3.700%, 10/01/2020	215,000	222,170
UniCredit SpA (8.000% to 06/03/2024,
then 5 Year U.S. Swap Rate + 5.180%)
06/03/2024 (Q)	200,000	198,050
Ventas Realty LP
4.750%, 06/01/2021	661,000	708,687
Wells Fargo & Company
2.600%, 07/22/2020	575,000	575,612
3.000%, 02/19/2025	475,000	456,846
4.100%, 06/03/2026	1,190,000	1,194,310
5.606%, 01/15/2044	895,000	995,051
Welltower, Inc.
4.500%, 01/15/2024	575,000	594,099
5.250%, 01/15/2022	885,000	962,053
		79,723,515
Health care - 3.4%
AbbVie, Inc.
1.800%, 05/14/2018	1,000,000	993,074
2.500%, 05/14/2020	250,000	247,049
4.500%, 05/14/2035	475,000	453,722
Actavis Funding SCS
2.350%, 03/12/2018	1,800,000	1,798,439
3.000%, 03/12/2020	940,000	935,639
3.850%, 06/15/2024	1,350,000	1,314,500
Anthem, Inc.
4.625%, 05/15/2042	525,000	495,766
5.100%, 01/15/2044	175,000	177,315
7.000%, 02/15/2019	720,000	815,188

The accompanying notes are an integral part of the financial statements.	116

 John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Cardinal Health, Inc.
1.950%, 06/15/2018		$280,000	$279,533
3.500%, 11/15/2024		1,105,000	1,080,086
Celgene Corp.
4.625%, 05/15/2044		735,000	690,529
Community Health Systems, Inc.
5.125%, 08/01/2021		170,000	174,675
EMD Finance LLC
2.950%, 03/19/2022 (S)		705,000	690,662
HCA, Inc.
5.875%, 03/15/2022		140,000	152,250
6.500%, 02/15/2020		255,000	281,775
Hologic, Inc.
5.250%, 07/15/2022 (S)		35,000	35,831
McKesson Corp.
1.400%, 03/15/2018		685,000	675,078
Medtronic, Inc.
2.500%, 03/15/2020		1,565,000	1,575,280
3.150%, 03/15/2022 (S)		135,000	135,171
4.375%, 03/15/2035		525,000	520,036
4.625%, 03/15/2045		390,000	397,332
Perrigo Company PLC
1.300%, 11/08/2016		350,000	347,871
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)		60,000	61,200
Roche Holdings, Inc.
3.350%, 09/30/2024 (S)		870,000	874,156
Tenet Healthcare Corp.
6.000%, 10/01/2020		505,000	540,350
UnitedHealth Group, Inc.
1.400%, 10/15/2017		650,000	648,417
1.900%, 07/16/2018		700,000	701,812
3.350%, 07/15/2022		535,000	547,239
3.750%, 07/15/2025		485,000	496,459
4.750%, 07/15/2045		175,000	183,145
WellCare Health Plans, Inc.
5.750%, 11/15/2020		115,000	120,606
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017		1,135,000	1,131,682
			19,571,867
Industrials - 1.3%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021		305,000	309,956
Air Lease Corp.
4.500%, 01/15/2016		925,000	933,325
Aircastle, Ltd.
5.500%, 02/15/2022		30,000	31,050
Canadian Pacific Railway Company
9.450%, 08/01/2021		275,000	365,020
Clean Harbors, Inc.
5.125%, 06/01/2021		20,000	20,198
5.250%, 08/01/2020		126,000	128,205
CNH Industrial Capital LLC
3.375%, 07/15/2019		45,000	43,763
EnerSys
5.000%, 04/30/2023 (S)		145,000	139,563
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021		225,000	238,219
Hutchison Whampoa Europe Finance
13, Ltd. (3.750% to 05/10/2018, then
5 Year Euro Swap Rate + 2.941%)
05/10/2018 (Q)	EUR	240,000	272,683

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	$1,336,000	$1,369,595
Kansas City Southern de Mexico SA
de CV
3.000%, 05/15/2023	1,175,000	1,122,952
Oshkosh Corp.
5.375%, 03/01/2025	85,000	85,000
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	75,000	75,926
4.250%, 01/17/2023 (S)	1,225,000	1,241,699
4.875%, 07/11/2022 (S)	251,000	263,822
Ryder System, Inc.
2.550%, 06/01/2019	305,000	304,380
Sensata Technologies BV
5.000%, 10/01/2025 (S)	55,000	53,350
5.625%, 11/01/2024 (S)	85,000	87,125
The ADT Corp.
6.250%, 10/15/2021 (L)	375,000	387,188
United Rentals North America, Inc.
4.625%, 07/15/2023	65,000	63,944
5.500%, 07/15/2025	80,000	76,800
USG Corp.
5.500%, 03/01/2025 (S)	5,000	4,975
		7,618,738
Information technology - 1.0%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	375,000	394,219
Alibaba Group Holding, Ltd.
3.125%, 11/28/2021	400,000	386,355
Apple, Inc.
3.450%, 02/09/2045	1,270,000	1,070,734
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	70,000	68,352
6.125%, 11/01/2023 (S)	85,000	84,247
Cardtronics, Inc.
5.125%, 08/01/2022	120,000	115,500
CommScope, Inc.
4.375%, 06/15/2020 (S)	80,000	80,700
First Data Corp.
5.375%, 08/15/2023 (S)	140,000	141,750
NCR Corp.
4.625%, 02/15/2021	255,000	247,350
5.000%, 07/15/2022	20,000	19,450
NXP BV
4.625%, 06/15/2022 (S)	200,000	198,000
Open Text Corp.
5.625%, 01/15/2023 (S)	45,000	45,000
Oracle Corp.
2.500%, 05/15/2022	1,045,000	1,016,390
QUALCOMM, Inc.
3.450%, 05/20/2025	875,000	815,903
TSMC Global, Ltd.
1.625%, 04/03/2018 (S)	1,200,000	1,181,801
		5,865,751
Materials - 1.0%
ArcelorMittal
6.000%, 08/05/2020	325,000	323,375
Building Materials Corp. of America
5.375%, 11/15/2024 (S)	285,000	286,425
Cascades, Inc.
5.500%, 07/15/2022 (S)	40,000	38,400
5.750%, 07/15/2023 (S)	90,000	87,075

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Cemex SAB de CV
4.375%, 03/05/2023 (S)	EUR	140,000	$149,133
4.375%, 03/05/2023		185,000	197,068
CF Industries, Inc.
4.950%, 06/01/2043		$750,000	683,153
5.150%, 03/15/2034		875,000	844,071
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)		115,000	112,413
CRH America, Inc.
5.125%, 05/18/2045 (S)		560,000	549,594
Eagle Spinco, Inc.
4.625%, 02/15/2021		150,000	146,250
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		170,000	104,975
Freeport-McMoran, Inc.
4.000%, 11/14/2021		580,000	469,800
5.450%, 03/15/2043		175,000	124,250
Graphic Packaging International, Inc.
4.875%, 11/15/2022		140,000	140,700
Norbord, Inc.
6.250%, 04/15/2023 (S)		140,000	140,700
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)		205,000	205,000
Owens-Brockway Glass Container, Inc.
5.875%, 08/15/2023 (S)		65,000	66,138
Southern Copper Corp.
5.250%, 11/08/2042		150,000	121,548
5.875%, 04/23/2045		235,000	201,839
Steel Dynamics, Inc.
5.125%, 10/01/2021		50,000	49,250
5.500%, 10/01/2024		55,000	53,419
United States Steel Corp.
7.375%, 04/01/2020		125,000	113,738
Vedanta Resources PLC
8.250%, 06/07/2021		200,000	172,500
West China Cement, Ltd.
6.500%, 09/11/2019		200,000	196,503
			5,577,317
Telecommunication services - 2.1%
America Movil SAB de CV
7.125%, 12/09/2024	MXN	5,800,000	337,355
AT&T, Inc.
4.750%, 05/15/2046		$580,000	528,827
CCO Safari II LLC
3.579%, 07/23/2020 (S)		655,000	652,956
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030		475,000	671,505
Digicel Group, Ltd.
7.125%, 04/01/2022		365,000	318,006
GTP Acquisition Partners I LLC
3.482%, 06/16/2025 (S)		1,405,000	1,385,077
SBA Tower Trust
2.898%, 10/15/2019 (S)		705,000	701,295
2.933%, 12/15/2017 (S)		595,000	602,886
3.598%, 04/15/2018 (S)		940,000	939,489
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)		185,000	196,507
9.000%, 11/15/2018 (S)		100,000	111,375
Sprint Corp.
7.125%, 06/15/2024		265,000	245,788
T-Mobile USA, Inc.
6.125%, 01/15/2022		20,000	20,625

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
T-Mobile USA, Inc. (continued)
6.464%, 04/28/2019	$210,000	$216,038
6.500%, 01/15/2024	30,000	30,825
6.633%, 04/28/2021	80,000	83,600
6.731%, 04/28/2022	225,000	236,250
6.836%, 04/28/2023	30,000	31,425
Verizon Communications, Inc.
2.625%, 02/21/2020	110,000	110,047
4.272%, 01/15/2036	1,693,000	1,516,185
4.400%, 11/01/2034	490,000	450,572
4.522%, 09/15/2048	537,000	479,036
4.672%, 03/15/2055	2,288,000	1,980,317
5.012%, 08/21/2054	120,000	109,463
		11,955,449
Utilities - 0.6%
AES Corp.
5.500%, 03/15/2024	211,000	201,505
Berkshire Hathaway Energy Company
6.125%, 04/01/2036	250,000	294,920
Calpine Corp.
5.875%, 01/15/2024 (S)	50,000	52,500
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	624,519
DPL, Inc.
7.250%, 10/15/2021	110,000	113,438
Exelon Corp.
2.850%, 06/15/2020	585,000	583,704
Nevada Power Company
7.125%, 03/15/2019	25,000	29,164
NRG Energy, Inc.
6.250%, 07/15/2022	200,000	195,000
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	283,158
PacifiCorp
6.350%, 07/15/2038	110,000	140,059
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	426,841
PSEG Power LLC
8.625%, 04/15/2031	154,000	206,692
WEC Energy Group, Inc.
6.200%, 04/01/2033	138,000	167,502
		3,319,002
TOTAL CORPORATE BONDS (Cost $186,121,740)		$183,840,040

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II
9.700%, 04/01/2030	248,000	366,420
TOTAL CAPITAL PREFERRED SECURITIES (Cost $332,225)		$366,420

MUNICIPAL BONDS - 1.4%
Chicago O’Hare International Airport
(Illinois) 6.845%, 01/01/2038	500,000	549,705
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	85,000	94,793
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040	740,000	825,255
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	75,000	89,479
New Jersey State Turnpike Authority
7.414%, 01/01/2040	630,000	868,329

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	$180,000	$220,462
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	1,190,000	348,146
6.200%, 07/01/2039	675,000	197,485
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	245,000	71,667
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	925,000	270,581
State of California
7.300%, 10/01/2039	750,000	1,039,110
7.550%, 04/01/2039	505,000	731,215
7.600%, 11/01/2040	160,000	235,830
7.625%, 03/01/2040	435,000	628,632
State of Illinois, GO
5.100%, 06/01/2033	220,000	204,127
5.665%, 03/01/2018	1,035,000	1,100,702
University of California
4.601%, 05/15/2031	660,000	704,933
5.770%, 05/15/2043	15,000	18,136
TOTAL MUNICIPAL BONDS (Cost $8,332,152)		$8,198,587

TERM LOANS (M) - 3.7%
Consumer discretionary - 1.3%
Acosta, Inc.
4.250%, 09/26/2021	99,251	98,401
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	545,874	538,856
Altice Financing SA
5.250%, 02/04/2022	130,000	130,853
Aristocrat International Pty, Ltd.
4.750%, 10/20/2021	112,346	112,517
Bass Pro Group LLC
4.000%, 06/05/2020	104,738	104,214
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	679,494	676,582
Caesars Growth Properties Holdings LLC
6.250%, 05/08/2021	99,000	86,130
Charter Communications, Inc.
TBD 01/20/2023 (T)	190,000	189,584
CityCenter Holdings LLC
4.250%, 10/16/2020	286,418	286,060
Delta 2 Lux Sarl
4.750%, 07/30/2021	175,000	173,600
7.750%, 07/31/2022	210,000	205,888
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	502,322	501,298
Interactive Data Corp.
4.750%, 05/02/2021	113,850	113,679
ION Media Networks, Inc.
4.750%, 12/18/2020	341,447	340,024
MGOC, Inc.
4.000%, 07/31/2020	234,762	234,028
Michaels Stores, Inc.
3.750%, 01/28/2020	248,096	247,166
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	425,232	420,315
Party City Holdco, Inc.
4.250%, 07/28/2022	145,000	144,819
PetSmart, Inc.
4.250%, 03/11/2022	403,988	403,069

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value

TERM LOANS (M) (continued)
Consumer discretionary (continued)
Scientific Games International, Inc.
6.000%, 10/01/2021	$114,425	$113,058
Serta Simmons Holdings LLC
4.250%, 10/01/2019	308,129	307,860
SRAM LLC
4.020%, 04/10/2020	351,283	338,110
The ServiceMaster Company LLC
4.250%, 07/01/2021	617,171	616,510
Town Sports International LLC
4.500%, 11/15/2020	386,948	270,864
Tribune Media Company
3.750%, 12/27/2020	782,638	778,481
		7,431,966
Consumer staples - 0.3%
Albertson’s Holdings LLC
5.500%, 08/25/2021	481,448	481,229
HB Acquisition Corp.
4.500%, 08/03/2022	100,000	99,999
JBS USA LLC TBD 08/06/2022 (T)	205,000	204,231
Reynolds Group Holdings, Inc.
4.500%, 12/01/2018	437,497	437,376
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	424,304	417,586
		1,640,421
Energy - 0.1%
Arch Coal, Inc.
6.250%, 05/16/2018	171,906	91,325
Seadrill Operating LP
4.000%, 02/21/2021	148,120	100,352
Western Refining, Inc.
4.250%, 11/12/2020	201,925	200,600
		392,277
Financials - 0.2%
ARG IH Corp.
4.750%, 11/15/2020	153,063	153,177
Asurion LLC
4.250%, 07/08/2020	492,601	479,362
8.500%, 03/03/2021	385,000	377,781
DTZ US Borrower LLC
5.500%, 11/04/2021	305,028	302,613
		1,312,933
Health care - 0.4%
Alkermes, Inc.
3.500%, 09/18/2019	153,814	153,237
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	320,125	289,313
Community Health Systems, Inc.
3.750%, 12/31/2019	52,157	52,068
4.000%, 01/27/2021	95,968	96,103
Endo Luxembourg Finance I Company
SARL TBD 06/11/2022 (T)	275,000	274,871
Medpace Holdings, Inc.
4.750%, 04/01/2021	107,925	107,284
MPH Acquisition Holdings LLC
3.750%, 03/31/2021	219,363	216,586
Opal Acquisition, Inc.
5.000%, 11/27/2020	513,254	503,758
Pharmaceutical Product Development LLC
TBD 07/24/2022 (T)	100,000	99,375

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Health care (continued)
PRA Holdings, Inc.
4.500%, 09/23/2020	$404,151	$403,573
Valeant Pharmaceuticals International, Inc.
4.000%, 04/01/2022	100,748	100,702
		2,296,870
Industrials - 0.3%
AFGlobal Corp.
5.000%, 12/19/2019	157,210	108,999
Fly Funding II SARL
3.500%, 08/09/2019	200,750	199,663
Gardner Denver, Inc.
4.250%, 07/30/2020	540,375	514,820
RBS Global, Inc.
4.000%, 08/21/2020	540,375	536,033
The Kenan Advantage Group, Inc.
4.000%, 07/31/2022	85,000	84,735
TransDigm, Inc.
3.500%, 05/14/2022	598,572	590,342
		2,034,592
Information technology - 0.5%
Avago Technologies Cayman, Ltd.
3.750%, 05/06/2021	172,203	171,964
CDW LLC
3.250%, 04/29/2020	595,433	589,644
First Data Corp.
3.700%, 03/24/2018	475,000	471,957
3.950%, 07/08/2022	330,000	328,020
Freescale Semiconductor, Inc.
4.250%, 02/28/2020	417,573	416,921
Kronos, Inc.
4.500%, 10/30/2019	112,540	112,512
SS&C European Holdings SARL
4.000%, 07/08/2022	24,756	24,774
SS&C Technologies, Inc.
4.000%, 07/08/2022	157,363	157,475
TransFirst, Inc.
4.750%, 11/12/2021	104,475	104,116
Zayo Group LLC
3.750%, 05/06/2021	605,166	601,535
		2,978,918
Materials - 0.3%
Berry Plastics Group, Inc.
3.750%, 01/06/2021	733,950	727,630
Coveris Holdings SA
4.500%, 05/08/2019	246,576	245,651
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	419,469	338,197
Minerals Technologies, Inc.
3.750%, 05/09/2021	109,993	110,039
Quikrete Holdings, Inc.
4.000%, 09/28/2020	297,950	296,647
The Chemours Company
3.750%, 05/12/2022	55,000	52,983
Univar, Inc.
4.250%, 07/01/2022	165,000	163,427
		1,934,574
Telecommunication services - 0.3%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	880,000	861,575
Level 3 Financing, Inc.
3.500%, 05/31/2022	515,000	510,172

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Telecommunication services (continued)
Level 3 Financing, Inc. (continued)
4.000%, 01/15/2020	$295,000	$294,631
		1,666,378
TOTAL TERM LOANS (Cost $22,179,118)		$21,688,929

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.8%
Commercial and residential - 11.1%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 5A1,
0.459%, 01/25/2036 (P)	154,980	128,768
Series 2005-10, Class 6A21,
0.699%, 01/25/2036 (P)	225,943	195,681
Series 2005-9, Class 5A1,
0.469%, 11/25/2035 (P)	126,238	115,014
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.519%, 11/25/2035 (P)	231,764	190,192
Series 2006-12CB, Class A8,
6.000%, 05/25/2036	303,704	260,809
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	280,779	244,385
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	431,097	299,263
Series 2007-OA3, Class 1A1,
0.339%, 04/25/2047 (P)	187,776	157,218
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1,
0.389%, 09/25/2046 (P)	184,383	130,295
Series 2006-3, Class 2A11,
1.124%, 10/25/2046 (P)	190,393	138,946
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.935%, 02/10/2051 (P)	815,281	868,614
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.393%, 10/20/2036 (P)	214,731	166,202
BB-UBS Trust, Series 2012, Class A
3.430%, 11/05/2036 (S)	485,000	484,804
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	435,000	458,580
BCAP LLC Trust, Series 2006-AA2,
Class A1 0.369%, 01/25/2037 (P)	351,776	280,497
Bear Stearns Alt-A Trust
Series 2005-10, Class 11A1,
0.699%, 01/25/2036 (P)	440,902	365,611
Series 2005-7, CLass 21A1,
2.794%, 09/25/2035 (P)	265,455	244,220
Series 2005-9, Class 11A1,
0.719%, 11/25/2035 (P)	283,804	243,876
Series 2006-3, Class 1A1,
0.579%, 05/25/2036 (P)	154,160	125,101
Series 2006-4, Class 11A1,
0.519%, 08/25/2036 (P)	194,565	140,928
Bear Stearns ARM Trust, Series 2007-4,
Class 22A1 4.793%, 06/25/2047 (P)	269,377	240,004
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.895%, 06/11/2040 (P)	400,000	422,861
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	414,097	434,347

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
0.379%, 10/25/2036 (P)	$181,918	$150,133
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	385,000	378,951
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3,
0.539%, 03/25/2035 (P)	168,992	136,870
Series 2007-12, Class A9,
5.750%, 08/25/2037	241,823	228,238
Series 2007-HY1, Class 1A1,
2.626%, 04/25/2037 (P)	369,888	345,613
Series 2007-HY4, Class 1A1,
2.574%, 09/25/2047 (P)	421,671	376,166
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.349%, 12/10/2049 (P)	329,332	351,856
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	1,040,046	1,129,753
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	1,060,000	1,130,530
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	535,000	566,394
Series 2014-GC21, Class A5,
3.855%, 05/10/2047	530,000	553,487
Series 2014-GC23, Class XA IO,
1.291%, 07/10/2047	4,741,109	341,151
Series 2015-GC29, Class AA IO,
1.315%, 04/10/2048	4,015,153	318,542
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.485%, 01/15/2046 (P)	502,482	503,862
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	1,300,000	1,344,277
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.239%, 12/10/2049 (P)	858,923	905,596
Commercial Mortgage Pass Through
Certificates, Series 2012-CR3, Class A3
2.822%, 10/15/2045	1,900,000	1,894,906
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank
AG), Series 2013-WWP, Class A2
3.424%, 03/10/2031 (S)	1,060,000	1,070,298
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	550,000	586,078
Series 2013-CR9, Class A4,
4.376%, 07/10/2045 (P)	1,270,110	1,381,820
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	640,000	679,747
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	530,000	560,345
Series 2014-CR18, Class A5,
3.828%, 07/15/2047	840,000	875,997
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	755,000	774,112

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2006-C7, Class A4,
5.926%, 06/10/2046 (P)	$275,163	$279,793
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	355,000	380,049
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	425,000	450,016
Commercial Mortgage Trust (Deutsche
Bank AG/UBS), Series 2014-UBS2,
Class A5 3.961%, 03/10/2047	615,000	649,663
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.467%, 09/15/2039	342,556	351,064
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	19,607	19,597
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class XA IO,
1.051%, 06/15/2057	10,991,594	665,541
Series 2015-C3, Class A4,
3.718%, 08/15/2048	1,422,000	1,452,664
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.349%, 03/25/2037 (P)	172,333	123,442
DSLA Mortgage Loan Trust,
Series 2006-AR1, Class 1A1A
1.088%, 03/19/2046 (P)	103,415	77,874
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.405%, 09/25/2043 (P)(S)	690,000	765,049
Series 2012-K706, Class B,
4.167%, 11/25/2044 (P)(S)	500,000	522,622
Series 2014-K503, Class B,
3.079%, 10/25/2047 (P)(S)	695,000	700,283
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	87,300	95,506
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
3.161%, 09/19/2035 (P)	104,629	97,496
Series 2006-AR1, Class 1A1,
3.102%, 04/19/2036 (P)	553,021	493,785
GS Mortgage Securities Trust
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	329,777
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	830,000	859,159
Series 2014-GC20, Class A5,
3.862%, 06/10/2047	860,000	898,367
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	535,000	564,567
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1,
2.707%, 01/25/2036 (P)	27,661	25,637
Series 2006-AR1, Class 2A4,
2.707%, 01/25/2036 (P)	130,027	117,891
HarborView Mortgage Loan Trust
Series 2004-11, Class 1A,
0.905%, 01/19/2035 (P)	31,697	21,675
Series 2005-8, Class 1A2A,
0.535%, 09/19/2035 (P)	111,272	88,529

The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2006-1, Class 2A1A,
0.445%, 03/19/2036 (P)	$281,262	$202,969
Series 2006-12, Class 2A13,
0.445%, 12/19/2036 (P)	693,310	472,854
Series 2006-12, Class 2A2A,
0.395%, 01/19/2038 (P)	96,956	81,867
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	1,115,000	1,112,660
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.661%, 12/25/2036 (P)	298,378	260,793
IndyMac INDX Mortgage Loan Trust
Series 2005-AR13, Class 1A1,
2.633%, 08/25/2035 (P)	139,183	111,437
Series 2005-AR14, Class 1A1A,
0.479%, 07/25/2035 (P)	69,647	57,529
Series 2006-AR27, Class 2A2,
0.399%, 10/25/2036 (P)	72,166	61,648
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	530,000	556,132
Series 2014-C21, Class A5,
3.775%, 08/15/2047	435,000	447,180
Series 2014-C22, Class A4,
3.801%, 09/15/2047	1,365,000	1,406,504
Series 2013-C17, Class A4,
4.199%, 01/15/2047	340,000	363,340
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB19, Class A4,
5.884%, 02/12/2049 (P)	790,345	832,428
Series 2008-C2, Series A4,
6.068%, 02/12/2051	734,166	790,260
Series 2012-LC9, Class A5,
2.840%, 12/15/2047	665,000	657,976
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	627,081	653,711
Series 2013-C16, Class A4,
4.166%, 12/15/2046	700,000	746,400
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,468,304	1,520,567
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.636%, 05/25/2036 (P)	184,476	163,652
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	645,432	672,893
Series 2006-C4, Class A4,
6.028%, 06/15/2038 (P)	1,258,975	1,283,985
Series 2007-C2, Class A3,
5.430%, 02/15/2040	403,083	421,396
Lehman XS Trust, Series 2006-16N,
Class A4A 0.389%, 11/25/2046 (P)	401,102	322,654
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.671%, 07/25/2035 (P)	449,267	363,737
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.865%, 05/12/2039 (P)	820,000	828,143

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	$990,815	$1,030,319
Series 2007-7, Class A4,
5.810%, 06/12/2050 (P)	729,295	772,016
Series 2007-9, Class A4,
5.700%, 09/12/2049	595,000	629,926
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	190,000	201,052
Series 2014-C17, Class A5,
3.741%, 08/15/2047	1,040,000	1,073,737
Series 2014-C19, Class XA IO,
1.313%, 12/15/2047	3,027,828	207,794
Series 2015-C22, Class A4,
3.306%, 04/15/2048	1,158,000	1,146,688
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	1,089,155	1,124,927
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	810,045	849,155
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	532,855	567,613
Series 2007-T27, Class A4,
5.825%, 06/11/2042 (P)	188,660	200,950
Series 2014-MP, Class A,
3.469%, 08/11/2029 (S)	810,000	834,614
Morgan Stanley Mortgage Loan Trust,
Series 2006-6AR, Class 3A1
2.684%, 05/25/2036 (P)	122,765	88,515
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2006-AF1, Class 3A1
3.471%, 06/25/2036 (P)	60,430	45,989
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	417,000	458,535
RALI Series Trust
Series 06-QO7, Class 1A1,
0.984%, 09/25/2046 (P)	399,571	270,684
Series 2005-QS17, Class A9,
6.000%, 12/25/2035	156,517	139,569
Series 2007-QH9, Class A1,
1.406%, 11/25/2037 (P)	282,283	181,925
RBSGC Mortgage Loan Trust,
Series 2007-A, Class 2A4
6.250%, 01/25/2037	28,059	25,632
RFMSI Series Trust, Series 2005-SA3,
Class 1A 2.855%, 08/25/2035 (P)	233,150	182,538
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.633%, 07/20/2037 (P)	39,137	33,368
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	785,171	794,799
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.499%, 09/25/2034 (P)	47,948	40,399
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	605,000	607,182

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C23,
Class A4 5.418%, 01/15/2045 (P)	$276,873	$277,157
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class D,
4.242%, 05/15/2048 (P)	80,000	68,023
Series 2015-NXS1, Class XA IO,
1.349%, 05/15/2048	4,074,966	321,499
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.719%, 10/25/2035 (P)	325,000	311,643
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	435,000	452,037
Series 2006-AR16, Class A1,
2.617%, 10/25/2036 (P)	334,542	316,639
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	430,000	461,213
Series 2014-C19, Class A5,
4.101%, 03/15/2047	420,000	447,096
Series 2014-C20, Class A5,
3.995%, 05/15/2047	1,015,000	1,070,015
Series 2014-C21, Class A5,
3.678%, 08/15/2047	630,000	647,642
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	1,015,000	1,074,879
		64,299,468
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.
Series 2014-DN1, Class M2,
2.399%, 02/25/2024 (P)	595,000	598,916
Series 2014-DN2, Class M2,
1.849%, 04/25/2024 (P)	660,000	654,326
Series 2014-DN4, Class M2,
2.591%, 10/25/2024	395,000	398,668
Series 2014-HQ1, Class M2,
2.691%, 08/25/2024	700,000	711,757
Series 2015-DNA1, Class M2,
2.049%, 10/25/2027 (P)	450,000	447,417
Series 2015-DNA2, Class M2,
2.799%, 12/25/2027 (P)	585,000	592,178
Series 2895, Class EK,
4.000%, 11/15/2019	30,937	32,066
Federal National Mortgage Association
Series 2014-04, Class 1M2,
5.099%, 11/25/2024 (P)	160,000	160,881
Series 2014-C02, Class 2M2,
2.799%, 05/25/2024 (P)	70,000	63,262
Series 2014-C03, Class 1M2,
3.199%, 07/25/2024 (P)	375,000	340,155
Series 2014-C03, Class 2M2,
3.099%, 07/25/2024 (P)	275,000	249,658
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.052%, 09/16/2035	22,789	4,849
		4,254,133
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $69,707,357)		$68,553,601

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES - 15.7%
American Credit Acceptance
Receivables Trust, Series 2013-1,
Class A 1.450%, 04/16/2018 (S)	$23,083	$23,081
AMMC CLO XIV, Ltd., Series 2014-14A,
Class A2L 2.345%, 07/27/2026 (P)(S)	360,000	356,985
Apidos CDO, Series 2012-9AR, Class BR
2.139%, 07/15/2023 (P)(S)	470,000	466,923
Apidos CLO XVII
Series 2014-17A, Class A1A,
1.789%, 04/17/2026 (P)(S)	2,250,000	2,242,908
Series 2014-17A, Class A2A,
2.339%, 04/17/2026 (P)(S)	2,340,000	2,320,185
Apidos CLO XX, Series 2015-20A,
Class A1 1.839%, 01/16/2027 (P)(S)	1,280,000	1,280,175
Apidos CLO XXI, Series 2015-21A,
Class A1 1.707%, 07/18/2027 (P)(S)	2,255,000	2,233,007
Atlas Senior Loan Fund V, Ltd.,
Series 2014-1A, Class A
1.839%, 07/16/2026 (P)(S)	485,000	483,796
Atlas Senior Loan Fund VI, Ltd.,
Series 2014-6A, Class A
1.829%, 10/15/2026 (P)(S)	1,275,000	1,267,041
Atrium XI, Series 2011-A, Class B
2.444%, 10/23/2025 (P)(S)	390,000	387,035
Avery Point IV CLO, Ltd.,
Series 2014-1A, Class A
1.815%, 04/25/2026 (P)(S)	1,705,000	1,704,991
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class A
1.726%, 08/05/2027 (P)(S)	2,345,000	2,335,260
Babson CLO, Ltd., Series 2015-IA,
Class A 1.709%, 04/20/2027 (P)(S)	2,270,000	2,261,338
BlueMountain CLO, Series 2015-3A,
Class A1 1.883%, 10/20/2027	2,050,000	2,042,612
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	168,417	169,205
Carlyle Global Market Strategies
Series 2012-1AR, Class BR,
2.071%, 04/20/2022 (P)(S)	660,000	655,332
Series 2014-4, Class B,
2.624%, 10/15/2026 (P)(S)	570,000	571,906
Series 2014-4A, Class A1,
1.674%, 10/15/2026 (P)(S)	780,000	777,576
Series 2015-2A, Class A1,
1.744%, 04/27/2027 (P)(S)	1,435,000	1,430,132
Cent CLO 17, Ltd., Series 2013-17A,
Class A1 1.597%, 01/30/2025 (P)(S)	1,210,000	1,201,712
Cent CLO 21, Ltd., Series 2014-21A,
Class A1A 1.785%, 07/27/2026 (P)(S)	1,120,000	1,116,018
Cent CLO 22, Ltd., Series 2014-22A,
Class A1 1.791%, 11/07/2026 (P)(S)	810,000	806,106
Cent CLO 23, Ltd.
Series 2015-23A, Class A1,
1.767%, 04/17/2026 (P)(S)	1,420,000	1,414,615
Series 2015-23A, Class A2A,
2.327%, 04/17/2026 (P)(S)	570,000	568,228
CIFC Funding, Ltd.
Series 2012-2A, Class A1R,
1.634%, 12/05/2024 (P)(S)	1,755,000	1,754,721
Series 2014-2A, Class A1L,
1.809%, 05/24/2026	1,755,000	1,746,413
Consumer Credit Origination Loan Trust,
Series 2015-1, Class A
2.820%, 03/15/2021 (S)	308,638	309,858

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	$118,623	$119,153
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	153,458	153,629
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	356,557	356,596
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	590,000	589,789
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	1,015,000	1,015,606
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	1,060,000	1,057,876
Dryden Senior Loan Fund
Series 2012-24RA, Class AR,
1.564%, 11/15/2023 (P)(S)	1,615,000	1,608,713
Series 2015-38A, Class A,
1.697%, 07/15/2027 (P)(S)	1,235,000	1,229,499
First Investors Auto Owner Trust
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	165,000	165,202
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	430,433	430,916
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	325,000	324,228
Series 2014-3A, Class A3,
1.670%, 11/16/2020 (S)	1,070,000	1,065,048
Series 2014-3A, Class B,
2.390%, 11/16/2020 (S)	290,000	289,261
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	171,752	171,205
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	190,000	190,143
Galaxy XIX CLO, Ltd., Series 2015-19A,
Class A1A 1.843%, 01/24/2027 (P)(S)	1,630,000	1,623,297
Galaxy XVII CLO, Ltd., Series 2014-17A,
Class B 2.389%, 07/15/2026 (P)(S)	920,000	914,506
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	170,000	170,285
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036 (P)	743,382	419,464
Series 2006-17, Class A2,
0.379%, 11/25/2036 (P)	83,814	44,888
Series 2006-20, Class 2A1A,
0.249%, 12/25/2046 (P)	676,319	467,588
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	285,384	157,035
GSAA Trust
Series 2005-7, Class AF4,
5.058%, 05/25/2035 (P)	430,000	407,926
Series 2007-3, Class 1A2,
0.369%, 03/25/2047 (P)	739,342	373,758
GSAMP Trust, Series 2007-FM2,
Class A2B 0.289%, 01/25/2037 (P)	595,895	356,415
Highbridge Loan Management, Ltd.,
Series 2015-6A, Class A
1.740%, 05/05/2027 (P)(S)	905,000	899,316
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	376,000	377,017

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
ING IM CLO, Ltd., Series 2012-1RA,
Class A2R 2.136%, 03/14/2022 (P)(S)	$915,000	$914,956
LCM X LP, Series 10AR, Class BR
2.189%, 04/15/2022 (P)(S)	775,000	772,451
Madison Park Funding IX, Ltd.,
Series 2012-9AR, Class AR
1.611%, 08/15/2022 (P)(S)	2,367,000	2,362,436
Madison Park Funding XII, Ltd.,
Series 2014-12A, Class B1
2.437%, 07/20/2026 (P)(S)	920,000	919,991
Magnetite IX, Ltd., Series 2014-9A,
Class A1 1.715%, 07/25/2026 (P)(S)	1,765,000	1,756,023
Magnetite VIII, Ltd., Series 2014-8A,
Class A 1.769%, 04/15/2026 (P)(S)	1,255,000	1,253,010
Magnetite XII, Ltd., Series 2015-12A,
Class A 1.789%, 04/15/2027 (P)(S)	1,015,000	1,013,542
Marine Park CLO, Ltd., Series 2012-1A,
Class A1AR 1.605%, 10/12/2023 (P)(S)	1,515,000	1,513,746
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 2A3
0.429%, 04/25/2037 (P)	500,000	339,500
NRZ Advance Receivables Trust Advance
Receivables Backed 201,
Series 2015-T2, Class AT2
3.302%, 08/17/2048	4,005,000	4,004,992
Oaktree EIF II Series A1, Ltd.,
Series 2015-B1A, Class A
1.871%, 02/15/2026 (P)(S)	1,425,000	1,420,692
OCP CLO, Ltd., Series 2015-8A,
Class A1 1.804%, 04/17/2027 (P)(S)	2,005,000	1,988,202
OHA Credit Partners VII, Ltd.,
Series 2012-7A, Class A
1.753%, 11/20/2023 (P)(S)	1,105,000	1,102,251
OHA Loan Funding, Ltd., Series 2015-1A,
Class A 1.774%, 02/15/2027 (P)(S)	1,695,000	1,687,049
OZLM XII, Ltd., Series 2015-12A,
Class A1 1.726%, 04/30/2027 (P)(S)	1,950,000	1,944,166
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	440,000	443,264
Race Point IX CLO, Ltd., Series 2015-9A,
Class A1 1.768%, 04/15/2027 (P)(S)	1,710,000	1,702,762
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF5
5.909%, 04/25/2037	101,344	56,816
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	64,754	64,765
Series 2013-5, Class B,
1.550%, 10/15/2018	835,000	834,977
Series 2013-5, Class C,
2.250%, 06/17/2019	155,000	156,229
Series 2014-1, Class C,
2.360%, 04/15/2020	805,000	810,329
Series 2014-4, Class B,
1.820%, 05/15/2019	250,000	251,334
Series 2015-2, Class B,
1.830%, 01/15/2020	1,400,000	1,393,197
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.289%, 07/25/2036 (P)	242,645	121,418
Seneca Park CLO, Ltd., Series 2014-1A,
Class A 1.769%, 07/17/2026 (P)(S)	340,000	338,869

The accompanying notes are an integral part of the financial statements.	124

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Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Sound Point CLO IV, Ltd.,
Series 2013-3A, Class A
1.662%, 01/21/2026 (P)(S)	$1,176,000	$1,168,948
Sound Point CLO VIII, Ltd.,
Series 2015-1A, Class A
1.819%, 04/15/2027 (P)(S)	1,385,000	1,376,268
Soundview Home Loan Trust
Series 2006-3, Class A4,
0.449%, 11/25/2036 (P)	245,000	169,277
Series 2007-OPT2, Class 2A3,
0.379%, 07/25/2037 (P)	55,000	34,027
SpringCastle America Funding LLC,
Series 2014-AA, Class A
2.700%, 05/25/2023 (S)	793,097	796,039
Springleaf Funding Trust,
Series 2014-AA, Class A
2.410%, 12/15/2022 (S)	945,000	942,586
Symphony CLO, Ltd., Series 2012-10AR,
Class AR 1.564%, 07/23/2023 (P)(S)	2,325,000	2,320,894
Treman Park CLO LLC, Series 2015-1A,
Class A 1.761%, 04/20/2027 (P)(S)	1,425,000	1,421,036
Venture XI CLO, Ltd., Series 2012-11AR,
Class AR 1.609%, 11/14/2022 (P)(S)	2,060,000	2,053,863
Venture XXI CLO, Ltd., Series 2015-21A,
Class A 1.773%, 07/15/2027 (P)(S)	1,765,000	1,764,966
Voya CLO, Ltd.
Series 2015-1A, Class A1,
1.755%, 04/18/2027 (P)(S)	1,335,000	1,331,078
Series 2015-1A, Class A2,
2.375%, 04/18/2027 (P)(S)	475,000	468,548
Westlake Automobile Receivables Trust,
Series 2014-2A, Class B
1.580%, 04/15/2020 (S)	1,115,000	1,117,242
TOTAL ASSET BACKED SECURITIES (Cost $91,124,142)		$91,037,257

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	32,500	830,375
TOTAL PREFERRED SECURITIES (Cost $910,000)		$830,375

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	22,184	$221,957
TOTAL SECURITIES LENDING
COLLATERAL (Cost $221,961)		$221,957

SHORT-TERM INVESTMENTS - 21.2%
Repurchase agreement - 21.2%
BNP Paribas Tri-Party Repurchase
Agreement dated 08/31/2015 at 0.150%
to be repurchased at $63,800,266 on
09/01/2015, collateralized by
$11,988,441 Federal Home Loan
Mortgage Corp., 1.000% - 6.000% due
08/25/2016 to 04/01/2045 (valued at
$12,789,461, including interest),
$42,618,758 Federal National Mortgage
Association, 2.500% - 7.500% due
07/01/2018 to 07/01/2045 (valued at
$44,519,579, including interest),
$5,976,468 Government National
Mortgage Association, 3.000% - 6.000%
due 06/20/2035 to 07/20/2045 (valued
at $6,383,436, including interest),
$1,402,000 Federal Farm Credit Bank,
0.280% - 4.875% due 01/30/2018 to
04/29/2030 (valued at $1,383,339,
including interest), $44 U.S. Treasury
Inflation Indexed Notes, 1.125% due
01/15/2021 (valued at $45, including
interest) and $200 U.S. Treasury Notes,
1.375% due 08/31/2020 (valued at
$199, including interest)	$63,800,000	$63,800,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 08/31/2015 at 0.110%
to be repurchased at $7,400,023 on
09/01/2015, collateralized by
$7,196,380 Federal Home Loan
Mortgage Corp., 3.500% due
09/01/2042 (valued at $7,506,506,
including interest) and $38,470 Federal
National Mortgage Association, 4.000%
due 04/01/2042 (valued at $41,494,
including interest)	7,400,000	7,400,000
Societe Generale SA Tri-Party Repurchase
Agreement dated 08/31/2015 at 0.130%
to be repurchased at $51,600,186 on
09/01/2015, collateralized by $891
Federal Home Loan Mortgage Corp.,
3.002% due 06/01/2043 (valued at
$947, including interest), $33,916,900
U.S. Treasury Bonds, 3.000% - 3.750%
due 05/15/2044 to 11/15/2044 (valued
at $36,028,649, including interest) and
$16,401,000 U.S. Treasury Notes,
1.500% due 08/31/2018 (valued at
$16,602,404, including interest)	51,600,000	51,600,000
		122,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $122,800,000)		$122,800,000
Total Investments (Investment Quality Bond Fund)
(Cost $756,496,423) - 129.3%		$749,717,371
Other assets and liabilities, net - (29.3%)		(169,845,571)
TOTAL NET ASSETS - 100.0%	`	$579,871,800

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Lifestyle II Aggressive Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 67.2%
Equity - 67.2%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	2,344,456	$30,196,598
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $32,208,478)		$30,196,598

UNAFFILIATED INVESTMENT COMPANIES - 32.8%
Exchange-traded funds - 32.8%
Financial Select Sector SPDR Fund	44,555	1,043,924
iShares MSCI USA Minimum Volatility ETF	71,734	2,872,228
Vanguard Dividend Appreciation ETF	25,399	1,919,402
Vanguard Energy ETF	7,599	712,862
Vanguard FTSE Developed Markets ETF	28,244	1,054,066
Vanguard FTSE Emerging Markets ETF	53,417	1,845,023
Vanguard Health Care ETF	4,185	554,010
Vanguard Information Technology ETF	13,182	1,349,046
Vanguard Materials ETF	2,352	226,756
Vanguard Mid-Cap ETF	14,272	1,745,180
Vanguard REIT ETF	5,964	441,515
Vanguard Small-Cap ETF	8,674	989,358
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $15,665,798)		$14,753,370
Total Investments (Lifestyle II Aggressive Portfolio)
(Cost $47,874,276) - 100.0%		$44,949,968
Other assets and liabilities, net - 0.0%		21,232
TOTAL NET ASSETS - 100.0%		$44,971,200

Lifestyle II Balanced Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 41.6%
Equity - 41.6%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	4,545,950	$58,551,841
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $61,940,881)		$58,551,841

UNAFFILIATED INVESTMENT COMPANIES - 58.4%
Exchange-traded funds - 58.4%
Financial Select Sector SPDR Fund	98,769	2,314,158
iShares iBoxx Investment Grade Corporate
Bond ETF	43,377	4,990,958
iShares JPMorgan USD Emerging Markets
Bond ETF	17,557	1,896,332
iShares MSCI USA Minimum Volatility ETF	174,825	6,999,993
iShares TIPS Bond ETF	6,332	706,525
PowerShares Senior Loan Portfolio	345,382	8,075,031
SPDR Barclays High Yield Bond ETF	316,417	11,710,593
Vanguard Dividend Appreciation ETF	61,899	4,677,707
Vanguard Energy ETF	16,803	1,576,289
Vanguard FTSE Developed Markets ETF	37,994	1,417,936
Vanguard FTSE Emerging Markets ETF	46,775	1,615,609
Vanguard Health Care ETF	9,958	1,318,240
Vanguard Information Technology ETF	27,556	2,820,081
Vanguard Intermediate-Term Bond ETF	48,561	4,085,437
Vanguard Intermediate-Term Corporate
Bond ETF	138,447	11,660,006
Vanguard Materials ETF	5,116	493,234

Lifestyle II Balanced Portfolio (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Mid-Cap ETF	22,856	$2,794,832
Vanguard REIT ETF	23,339	1,727,786
Vanguard Short-Term Inflation-Protected
Securities ETF	14,629	708,336
Vanguard Small-Cap ETF	10,370	1,182,801
Vanguard Total Bond Market ETF	117,109	9,537,357
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $84,949,031)		$82,309,241
Total Investments (Lifestyle II Balanced Portfolio)
(Cost $146,889,912) - 100.0%		$140,861,082
Other assets and liabilities, net - 0.0%		(33,816)
TOTAL NET ASSETS - 100.0%		$140,827,266

Lifestyle II Conservative Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 14.8%
Equity - 14.8%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	334,338	$4,306,269
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $4,520,186)		$4,306,269

UNAFFILIATED INVESTMENT COMPANIES - 85.2%
Exchange-traded funds - 85.2%
iShares iBoxx Investment Grade Corporate
Bond ETF	22,069	2,539,258
iShares JPMorgan USD Emerging Markets
Bond ETF	6,676	721,075
iShares MSCI USA Minimum Volatility ETF	25,853	1,035,154
iShares TIPS Bond ETF	3,495	389,972
PowerShares Senior Loan Portfolio	121,304	2,836,088
SPDR Barclays High Yield Bond ETF	77,938	2,884,485
Vanguard Dividend Appreciation ETF	9,207	695,773
Vanguard Energy ETF	1,210	113,510
Vanguard Intermediate-Term Bond ETF	24,674	2,075,824
Vanguard Intermediate-Term Corporate
Bond ETF	70,352	5,925,045
Vanguard Materials ETF	396	38,178
Vanguard Mid-Cap ETF	552	67,500
Vanguard REIT ETF	3,849	284,941
Vanguard Short-Term Inflation-Protected
Securities ETF	8,062	390,362
Vanguard Total Bond Market ETF	59,505	4,846,087
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $25,395,520)		$24,843,252
Total Investments (Lifestyle II Conservative Portfolio)
(Cost $29,915,706) - 100.0%		$29,149,521
Other assets and liabilities, net - 0.0%		(10,052)
TOTAL NET ASSETS - 100.0%		$29,139,469

The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Lifestyle II Growth Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 54.9%
Equity - 54.9%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	4,984,490	$64,200,230
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $68,337,949)		$64,200,230

UNAFFILIATED INVESTMENT COMPANIES - 45.1%
Exchange-traded funds - 45.1%
Financial Select Sector SPDR Fund	98,418	2,305,934
iShares iBoxx Investment Grade Corporate
Bond ETF	16,034	1,844,872
iShares JPMorgan USD Emerging Markets
Bond ETF	11,155	1,204,852
iShares MSCI USA Minimum Volatility ETF	196,498	7,867,780
iShares TIPS Bond ETF	2,669	297,807
PowerShares Senior Loan Portfolio	147,334	3,444,669
SPDR Barclays High Yield Bond ETF	130,829	4,841,981
Vanguard Dividend Appreciation ETF	69,570	5,257,405
Vanguard Energy ETF	14,427	1,353,397
Vanguard FTSE Developed Markets ETF	36,210	1,351,357
Vanguard FTSE Emerging Markets ETF	78,392	2,707,660
Vanguard Health Care ETF	9,598	1,270,583
Vanguard Information Technology ETF	28,886	2,956,193
Vanguard Intermediate-Term Bond ETF	17,948	1,509,965
Vanguard Intermediate-Term Corporate
Bond ETF	51,218	4,313,580
Vanguard Materials ETF	4,559	439,533
Vanguard Mid-Cap ETF	29,496	3,606,771
Vanguard REIT ETF	15,442	1,143,171
Vanguard Short-Term Inflation-Protected
Securities ETF	6,166	298,558
Vanguard Small-Cap ETF	11,216	1,279,297
Vanguard Total Bond Market ETF	43,284	3,525,049
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $55,047,133)		$52,820,414
Total Investments (Lifestyle II Growth Portfolio)
(Cost $123,385,082) - 100.0%		$117,020,644
Other assets and liabilities, net - 0.0%		53,670
TOTAL NET ASSETS - 100.0%		$117,074,314

Lifestyle II Moderate Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 27.4%
Equity - 27.4%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	920,446	$11,855,342
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $12,623,663)		$11,855,342

UNAFFILIATED INVESTMENT COMPANIES - 72.6%
Exchange-traded funds - 72.6%
iShares iBoxx Investment Grade Corporate
Bond ETF	22,521	2,591,266
iShares JPMorgan USD Emerging Markets
Bond ETF	7,554	815,908
iShares MSCI USA Minimum Volatility ETF	60,587	2,425,903
iShares TIPS Bond ETF	2,581	287,988

Lifestyle II Moderate Portfolio (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
PowerShares Senior Loan Portfolio	157,197	$3,675,266
SPDR Barclays High Yield Bond ETF	125,645	4,650,121
Vanguard Dividend Appreciation ETF	21,369	1,614,855
Vanguard Energy ETF	3,605	338,185
Vanguard FTSE Developed Markets ETF	4,497	167,828
Vanguard FTSE Emerging Markets ETF	6,297	217,498
Vanguard Intermediate-Term Bond ETF	25,243	2,123,694
Vanguard Intermediate-Term Corporate
Bond ETF	71,991	6,063,082
Vanguard Materials ETF	1,120	107,979
Vanguard Mid-Cap ETF	4,259	520,791
Vanguard REIT ETF	5,723	423,674
Vanguard Short-Term Inflation-Protected
Securities ETF	5,964	288,777
Vanguard Small-Cap ETF	1,399	159,570
Vanguard Total Bond Market ETF	60,869	4,957,172
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $32,348,336)		$31,429,557
Total Investments (Lifestyle II Moderate Portfolio)
(Cost $44,971,999) - 100.0%		$43,284,899
Other assets and liabilities, net - 0.0%		16,391
TOTAL NET ASSETS - 100.0%		$43,301,290

Mid Cap Stock Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 83.9%
Consumer discretionary - 17.7%
Automobiles - 1.1%
Tesla Motors, Inc. (I)(L)	67,162	$16,727,367
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	52,540	2,207,731
Hotels, restaurants and leisure - 8.5%
Chipotle Mexican Grill, Inc. (I)	50,944	36,170,749
Diamond Resorts International, Inc. (I)	998,289	25,346,558
Hilton Worldwide Holdings, Inc.	660,659	16,404,163
Jack in the Box, Inc.	146,022	11,416,000
Panera Bread Company, Class A (I)	131,457	23,438,783
Wyndham Worldwide Corp.	252,146	19,284,126
		132,060,379
Household durables - 3.0%
GoPro, Inc., Class A (I)(L)	376,480	17,540,203
Harman International Industries, Inc.	202,424	19,784,922
Whirlpool Corp.	60,270	10,131,387
		47,456,512
Media - 1.3%
IMAX Corp. (I)(L)	647,196	20,289,595
Specialty retail - 1.3%
Advance Auto Parts, Inc.	112,528	19,720,532
Jand, Inc., Class A (I)(R)	49,365	566,972
		20,287,504
Textiles, apparel and luxury goods - 2.4%
Kate Spade & Company (I)	725,561	13,756,637

The accompanying notes are an integral part of the financial statements.	127

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Samsonite International SA	7,339,800	$22,865,051
		36,621,688
		275,650,776
Consumer staples - 4.2%
Beverages - 2.2%
Monster Beverage Corp. (I)	254,471	35,234,055
Food products - 2.0%
Nomad Foods, Ltd. (I)	1,554,487	30,876,612
		66,110,667
Energy - 1.3%
Oil, gas and consumable fuels - 1.3%
Diamondback Energy, Inc. (I)	98,635	6,735,784
Energen Corp.	115,209	5,990,868
Pioneer Natural Resources Company	66,437	8,175,737
		20,902,389
		20,902,389
Financials - 5.2%
Capital markets - 2.6%
Julius Baer Group, Ltd. (I)	299,713	14,567,602
Northern Trust Corp.	375,630	26,233,999
		40,801,601
Real estate investment trusts - 1.3%
Equinix, Inc.	72,947	19,678,912
Real estate management and development - 1.3%
CBRE Group, Inc., Class A (I)	623,627	19,968,537
WeWork Companies, Inc., Class A (I)(R)	35,488	1,063,930
		21,032,467
		81,512,980
Health care - 25.4%
Biotechnology - 2.5%
Alnylam Pharmaceuticals, Inc. (I)	68,363	7,035,236
Incyte Corp. (I)	96,914	11,260,438
Isis Pharmaceuticals, Inc. (I)	123,389	6,191,660
Regeneron Pharmaceuticals, Inc. (I)	29,415	15,104,603
		39,591,937
Health care equipment and supplies - 10.7%
Becton, Dickinson and Company	197,835	27,898,692
Boston Scientific Corp. (I)	1,393,099	23,320,477
ConforMIS, Inc. (I)	186,116	2,823,238
DexCom, Inc. (I)	168,628	15,874,640
HeartWare International, Inc. (I)	218,189	18,676,978
Hologic, Inc. (I)	439,904	17,072,674
Insulet Corp. (I)	642,640	19,092,834
Intuitive Surgical, Inc. (I)	82,257	42,029,214
		166,788,747
Health care providers and services - 0.7%
Envision Healthcare Holdings, Inc. (I)	278,194	11,397,608
Health care technology - 4.8%
athenahealth, Inc. (I)(L)	131,836	17,530,233
Cerner Corp. (I)	507,679	31,354,255
Veeva Systems, Inc., Class A (I)	980,126	25,385,263
		74,269,751
Life sciences tools and services - 0.9%
Illumina, Inc. (I)	72,392	14,305,383

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals - 5.8%
Allergan PLC (I)	89,713	$27,249,427
Eisai Company, Ltd.	264,500	18,018,695
Mylan NV (I)	531,965	26,380,144
Ono Pharmaceutical Company, Ltd.	143,060	18,191,577
		89,839,843
		396,193,269
Industrials - 13.0%
Aerospace and defense - 2.2%
DigitalGlobe, Inc. (I)	625,941	14,434,199
Textron, Inc.	517,234	20,068,679
		34,502,878
Building products - 1.5%
Fortune Brands Home & Security, Inc.	504,415	24,136,258
Commercial services and supplies - 1.0%
Stericycle, Inc. (I)	112,710	15,907,889
Construction and engineering - 1.0%
AECOM (I)	556,563	15,305,483
Electrical equipment - 2.1%
Acuity Brands, Inc.	58,770	11,452,510
AMETEK, Inc.	386,041	20,776,727
		32,229,237
Machinery - 0.8%
The Middleby Corp. (I)	113,890	12,362,760
Professional services - 1.2%
Nielsen Holdings PLC	412,462	18,655,656
Road and rail - 2.5%
Kansas City Southern	180,765	16,764,146
Landstar System, Inc.	333,701	22,091,006
		38,855,152
Trading companies and distributors - 0.7%
HD Supply Holdings, Inc. (I)	316,191	10,434,303
		202,389,616
Information technology - 15.8%
Communications equipment - 1.6%
Arista Networks, Inc. (I)(L)	333,497	24,942,241
Electronic equipment, instruments and components - 1.6%
CDW Corp.	630,863	25,076,804
Internet software and services - 5.5%
Akamai Technologies, Inc. (I)	304,164	21,689,935
Apigee Corp. (I)	256,097	1,631,214
CoStar Group, Inc. (I)	164,529	29,128,214
LendingClub Corp. (I)	980,617	12,306,743
New Relic, Inc. (I)	54,719	1,781,651
Zillow Group, Inc., Class A (I)(L)	246,521	6,256,703
Zillow Group, Inc., Class C (I)(L)	493,042	12,158,416
		84,952,876
Semiconductors and semiconductor equipment - 1.5%
First Solar, Inc. (I)	156,985	7,510,162
NXP Semiconductors NV (I)	186,831	15,815,244
		23,325,406
Software - 5.6%
DraftKings, Inc. (I)(R)	1,058,252	7,555,919
Mobileye NV (I)(L)	209,016	11,821,945
ServiceNow, Inc. (I)	237,117	16,825,822
SS&C Technologies Holdings, Inc.	270,222	18,304,838

The accompanying notes are an integral part of the financial statements.	128

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Tyler Technologies, Inc. (I)	85,450	$11,795,518
Workday, Inc., Class A (I)	308,122	21,648,652
		87,952,694
		246,250,021
Materials - 1.3%
Chemicals - 1.3%
Platform Specialty Products Corp. (I)	40,496	775,093
Platform Specialty Products Corp. (I)	1,018,354	19,491,296
		20,266,389
		20,266,389
TOTAL COMMON STOCKS (Cost $1,187,282,086)		$1,309,276,107

PREFERRED SECURITIES - 8.4%
Consumer discretionary - 0.4%
Diversified consumer services - 0.3%
The Honest Company, Inc. (I)(R)	122,593	5,151,358
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	110,231	1,266,036
		6,417,394
Financials - 1.4%
Capital markets - 0.5%
Forward Venture (I)(R)	197,507	7,967,432
Real estate management and development - 0.9%
Redfin Corp. (I)(R)	1,074,553	3,543,553
WeWork Companies, Inc., Series D1 (I)(R)	176,378	5,287,812
WeWork Companies, Inc., Series D2 (I)(R)	138,582	4,154,688
		12,986,053
		20,953,485
Industrials - 0.5%
Electrical equipment - 0.5%
Lithium Technology Corp. (I)(R)	1,672,498	8,161,790
Information technology - 6.1%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	254,658	6,888,499
Internet software and services - 3.5%
DocuSign, Inc., Series B (I)(R)	10,938	208,840
DocuSign, Inc., Series B1 (I)(R)	3,276	62,549
DocuSign, Inc., Series D (I)(R)	7,860	150,072
DocuSign, Inc., Series E (I)(R)	203,275	3,881,150
DocuSign, Inc., Series F (I)(R)	29,825	569,452
Lookout, Inc., Series F (I)(R)	341,649	2,876,685
One Kings Lane, Inc. (I)(R)	529,764	7,755,745
Uber Technologies, Inc. (I)(R)	1,059,388	38,466,378
		53,970,871
Software - 1.8%
Birst, Inc.,Series F (I)(R)	639,317	3,734,187
Essence Group Holdings Corp. (I)(R)	2,576,993	5,463,225
MarkLogic Corp., Series F (I)(R)	433,540	5,035,220
Nutanix, Inc. (I)(R)	273,945	5,111,814
Pinterest, Inc., Series G (I)(R)	114,145	4,097,287
Zuora, Inc., Series F (I)(R)	1,403,516	5,332,378
		28,774,111

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Technology hardware, storage and peripherals - 0.4%
Pure Storage, Inc., Series F (I)(R)	368,950	$6,098,744
		95,732,225
TOTAL PREFERRED SECURITIES (Cost $96,153,224)		$131,264,894

SECURITIES LENDING COLLATERAL - 6.6%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	10,286,701	102,919,474
TOTAL SECURITIES LENDING
COLLATERAL (Cost $102,918,712)		$102,919,474

SHORT-TERM INVESTMENTS - 4.7%
Repurchase agreement - 4.7%
Societe Generale SA Tri-Party Repurchase Agreement dated 08/31/2015 at 0.130% to be repurchased at $73,500,265 on 09/01/2015, collateralized by $3,391,000 Federal Farm Credit Bank, 0.218% - 1.550% due 05/17/2018 - 10/22/2018 (valued at $3,441,961, including interest) and collaterized by $28,620,237 Federal Home Loan Mortgage Corp., 2.500% - 4.000% due 07/01/2027 - 01/01/2043 (valued at $29,580,829, including interest) and collateralized by $23,938,808 Federal National Mortgage Association, 2.761% - 3.500% due 05/01/2042 - 07/01/2045 (valued at $24,843,166, including interest) and collateralized by $7,573,100 U.S. Treasury Bonds, 3.000% due 11/15/2044 (valued at $7,751,025, including interest) and collateralized by $9,350,700 U.S Treasury Notes, 0.875% - 2.625% due 12/31/2015 - 11/15/2017 (valued at $9,383,020, including interest)	$73,500,000	$73,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $73,500,000)		$73,500,000
Total Investments (Mid Cap Stock Fund)
(Cost $1,459,854,022) - 103.6%		$1,616,960,475
Other assets and liabilities, net - (3.6%)		(56,410,311)
TOTAL NET ASSETS - 100.0%		$1,560,550,164

Mid Value Fund

	Shares or Principal Amount	Value

COMMON STOCKS - 92.1%
Consumer discretionary - 10.0%
Auto components - 0.2%
Visteon Corp. (I)	15,900	$1,584,594
Diversified consumer services - 0.7%
Strayer Education, Inc. (I)	132,700	6,932,248
Leisure products - 1.5%
Mattel, Inc.	537,500	12,593,625
Sankyo Company, Ltd.	42,500	1,635,565
		14,229,190
Media - 4.9%
Cablevision Systems Corp., Class A	365,800	9,207,186

The accompanying notes are an integral part of the financial statements.	129

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
DreamWorks Animation
SKG, Inc., Class A (I) (L)	35,200	$701,888
News Corp., Class A (I)	914,200	12,460,546
Scholastic Corp.	150,700	6,511,747
Tribune Media Company, Class A	254,300	10,156,742
Viacom, Inc., Class B	197,100	8,035,767
		47,073,876
Multiline retail - 1.6%
Kohl’s Corp.	291,600	14,880,348
Specialty retail - 0.3%
Abercrombie & Fitch Company, Class A (L)	141,600	2,812,176
The Gap, Inc.	10,300	337,943
		3,150,119
Textiles, apparel and luxury goods - 0.8%
Coach, Inc.	249,700	7,553,425
		95,403,800
Consumer staples - 9.0%
Beverages - 0.5%
Carlsberg A/S, Class B	65,074	4,916,945
Food and staples retailing - 2.5%
Sysco Corp.	596,200	23,770,494
Food products - 5.2%
Archer-Daniels-Midland Company	82,100	3,693,679
Bunge, Ltd.	287,100	20,800,395
Dean Foods Company	69,800	1,148,908
Flowers Foods, Inc.	115,600	2,683,076
Kellogg Company	201,900	13,381,932
McCormick & Company, Inc.	74,900	5,938,072
Tootsie Roll Industries, Inc. (L)	82,608	2,567,457
		50,213,519
Household products - 0.3%
The Clorox Company	23,500	2,612,495
Personal products - 0.5%
Avon Products, Inc. (L)	930,200	4,827,738
		86,341,191
Energy - 6.1%
Energy equipment and services - 0.4%
SEACOR Holdings, Inc. (I)	60,200	3,883,502
Oil, gas and consumable fuels - 5.7%
Cameco Corp.	597,300	8,398,038
Canadian Natural Resources, Ltd.	450,900	10,131,723
Canadian Oil Sands, Ltd.	527,200	3,085,619
CONSOL Energy, Inc. (L)	439,800	6,698,154
Hess Corp.	140,300	8,340,835
Murphy Oil Corp.	485,400	15,047,400
WPX Energy, Inc. (I)	361,500	2,642,565
		54,344,334
		58,227,836
Financials - 27.4%
Banks - 4.2%
CIT Group, Inc.	5,000	217,200
Commerce Bancshares, Inc.	42,878	1,921,363
First Horizon National Corp.	1,002,458	14,565,715
First Niagara Financial Group, Inc.	1,166,200	10,787,350
Popular, Inc. (I)	107,000	3,141,520
SunTrust Banks, Inc.	113,500	4,581,995

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
WestAmerica Bancorp.	103,300	$4,662,962
		39,878,105
Capital markets - 5.2%
E*TRADE Financial Corp. (I)	610,710	16,055,566
Lazard, Ltd., Class A	98,100	4,878,513
Legg Mason, Inc.	3,000	132,990
Northern Trust Corp.	314,300	21,950,712
Waddell & Reed Financial, Inc., Class A	186,500	7,286,555
		50,304,336
Consumer finance - 1.4%
Ally Financial, Inc. (I)	625,410	13,671,463
Diversified financial services - 1.0%
Groupe Bruxelles Lambert SA	35,485	2,750,318
PHH Corp. (I)	394,400	6,389,280
		9,139,598
Insurance - 10.0%
CNA Financial Corp.	300,700	10,819,186
First American Financial Corp.	323,700	12,578,982
FNF Group	280,787	10,223,455
Kemper Corp.	215,300	7,625,926
Loews Corp.	288,400	10,512,180
Marsh & McLennan Companies, Inc.	342,800	18,418,644
The Progressive Corp.	334,400	10,018,624
White Mountains Insurance Group, Ltd.	21,900	15,752,889
		95,949,886
Real estate investment trusts - 4.2%
AvalonBay Communities, Inc.	15,900	2,624,454
Rayonier, Inc.	530,200	12,194,600
The Macerich Company	136,700	10,413,806
Washington Real Estate Investment Trust	231,100	5,685,060
Weyerhaeuser Company	186,997	5,224,696
WP Glimcher, Inc.	301,100	3,646,321
		39,788,937
Real estate management and development - 0.7%
The St. Joe Company (I)	404,900	7,065,505
Thrifts and mortgage finance - 0.7%
Capitol Federal Financial, Inc.	543,512	6,549,320
		262,347,150
Health care - 11.0%
Biotechnology - 0.4%
Seattle Genetics, Inc. (I)	102,300	4,119,621
Health care equipment and supplies - 2.9%
Haemonetics Corp. (I)	116,600	4,210,426
Hologic, Inc. (I)	572,200	22,207,082
Thoratec Corp. (I)	15,200	954,864
		27,372,372
Health care providers and services - 3.5%
HealthSouth Corp.	168,000	7,173,600
Quest Diagnostics, Inc.	187,400	12,705,720
Select Medical Holdings Corp.	708,300	9,137,070
Tenet Healthcare Corp. (I)	93,825	4,619,005
		33,635,395
Pharmaceuticals - 4.2%
Hospira, Inc. (I)	363,600	32,713,089

The accompanying notes are an integral part of the financial statements.	130

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	163,700	$7,345,219
		40,058,308
		105,185,696
Industrials - 9.1%
Aerospace and defense - 2.2%
Bombardier, Inc., Class B (I)	2,458,163	2,410,330
Textron, Inc.	482,200	18,709,360
		21,119,690
Air freight and logistics - 2.6%
C.H. Robinson Worldwide, Inc.	255,600	17,235,108
Expeditors International of Washington, Inc.	148,100	7,252,457
		24,487,565
Commercial services and supplies - 1.6%
Cintas Corp.	177,200	15,060,228
Construction and engineering - 1.1%
KBR, Inc.	634,600	11,067,424
Machinery - 0.8%
AGCO Corp.	58,000	2,844,320
Ingersoll-Rand PLC	3,100	171,399
Xylem, Inc.	148,300	4,812,335
		7,828,054
Professional services - 0.5%
ManpowerGroup, Inc.	60,900	5,292,210
Trading companies and distributors - 0.3%
Fastenal Company	74,100	2,855,814
		87,710,985
Information technology - 3.5%
Communications equipment - 0.4%
ADTRAN, Inc.	245,900	3,939,318
Electronic equipment, instruments and components - 0.4%
AVX Corp.	310,500	4,055,130
IT services - 0.3%
The Western Union Company	134,800	2,485,712
Semiconductors and semiconductor equipment - 2.4%
Altera Corp.	88,000	4,272,400
Applied Materials, Inc.	645,500	10,382,868
Broadcom Corp., Class A	67,500	3,487,725
Marvell Technology Group, Ltd.	436,300	4,917,101
		23,060,094
		33,540,254
Materials - 8.2%
Chemicals - 0.9%
The Scotts Miracle-Gro Company, Class A	132,500	8,240,175
Construction materials - 2.2%
Vulcan Materials Company	222,400	20,821,088
Containers and packaging - 0.9%
Greif, Inc., Class A	10,100	295,728
Packaging Corp. of America	86,500	5,805,015
WestRock Company	49,876	2,960,141
		9,060,884
Metals and mining - 3.2%
Barrick Gold Corp.	37,700	262,015
Compania de Minas Buenaventura SA, ADR	206,100	1,302,552
Franco-Nevada Corp.	299,400	12,971,876

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Lonmin PLC (I) (L)	782,248	$419,419
Newmont Mining Corp.	605,600	10,337,592
Nucor Corp.	86,600	3,748,914
Silver Wheaton Corp.	98,400	1,203,432
		30,245,800
Paper and forest products - 1.0%
Louisiana-Pacific Corp. (I)	594,600	9,775,224
		78,143,171
Telecommunication services - 0.7%
Wireless telecommunication services - 0.7%
Telephone & Data Systems, Inc.	228,956	6,511,509
Utilities - 7.1%
Electric utilities - 4.3%
American Electric Power Company, Inc.	179,100	9,723,339
Entergy Corp.	64,300	4,200,719
FirstEnergy Corp.	787,654	25,173,422
Pepco Holdings, Inc.	83,600	1,921,128
		41,018,608
Independent power and renewable electricity producers - 1.3%
AES Corp.	959,900	11,518,800
NRG Energy, Inc.	67,419	1,342,986
		12,861,786
Multi-utilities - 1.5%
CenterPoint Energy, Inc.	488,100	9,088,422
NiSource, Inc.	302,100	5,072,259
		14,160,681
		68,041,075
TOTAL COMMON STOCKS (Cost $761,859,454)		$881,452,667

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock
Collateral Trust, 0.1436% (W) (Y)	1,076,752	10,773,016
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,772,943)		$10,773,016

SHORT-TERM INVESTMENTS - 7.9%
Money market funds - 7.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,999,999	1,999,999
T. Rowe Price Reserve Investment
Fund, 0.0975% (Y)	73,564,385	73,564,385
		75,564,384
TOTAL SHORT-TERM INVESTMENTS (Cost $75,564,384)		$75,564,384
Total Investments (Mid Value Fund)
(Cost $848,196,781) - 101.1%		$967,790,067
Other assets and liabilities, net - (1.1%)		(10,411,483)
TOTAL NET ASSETS - 100.0%		$957,378,584

The accompanying notes are an integral part of the financial statements.	131

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 94.5%
Consumer discretionary - 2.0%
Hotels, restaurants and leisure - 2.0%
Hilton Worldwide Holdings, Inc.	187,544	$4,656,718
Financials - 92.5%
Real estate investment trusts - 91.9%
Diversified REITs - 1.4%
PS Business Parks, Inc.	45,100	3,290,496
Health care REITs - 1.6%
Healthcare Realty Trust, Inc.	163,900	3,753,310
Hotel and resort REITs - 4.7%
Host Hotels & Resorts, Inc.	189,462	3,359,161
Pebblebrook Hotel Trust	89,100	3,391,146
RLJ Lodging Trust	88,300	2,431,782
Sunstone Hotel Investors, Inc.	113,000	1,562,790
		10,744,879
Industrial REITs - 8.1%
DCT Industrial Trust, Inc.	144,500	4,639,895
EastGroup Properties, Inc.	42,400	2,289,600
Prologis, Inc.	243,944	9,269,872
Terreno Realty Corp.	112,600	2,290,284
		18,489,651
Office REITs - 17.5%
Alexandria Real Estate Equities, Inc.	27,000	2,321,730
Boston Properties, Inc.	63,250	7,171,285
Douglas Emmett, Inc.	239,500	6,617,385
Highwoods Properties, Inc.	105,700	4,010,258
Kilroy Realty Corp.	84,300	5,467,698
SL Green Realty Corp.	75,200	7,783,952
Vornado Realty Trust	77,574	6,763,677
		40,135,985
Residential REITs - 19.2%
American Campus Communities, Inc.	71,600	2,452,300
AvalonBay Communities, Inc.	80,516	13,289,971
Camden Property Trust	87,700	6,317,031
Equity Residential	142,750	10,170,938
Essex Property Trust, Inc.	51,007	10,947,122
Post Properties, Inc.	13,800	763,968
		43,941,330
Retail REITs - 33.7%
Acadia Realty Trust	152,400	4,503,420
Federal Realty Investment Trust	69,280	8,942,662
General Growth Properties, Inc.	379,294	9,626,482
Kimco Realty Corp.	244,400	5,633,420
Regency Centers Corp.	127,940	7,588,121
Simon Property Group, Inc.	119,300	21,392,876
Taubman Centers, Inc.	44,400	3,063,156
The Macerich Company	114,512	8,723,524
Urban Edge Properties	158,337	3,310,827
Weingarten Realty Investors	145,800	4,613,112
		77,397,600
Specialized REITs - 5.7%
Plum Creek Timber Company, Inc.	60,000	2,309,400
Public Storage	53,500	10,767,945
		13,077,345
		210,830,596

Real Estate Equity Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development - 0.6%
Alexander & Baldwin, Inc.	38,500	$1,302,455
		212,133,051
TOTAL COMMON STOCKS (Cost $102,062,377)		$216,789,769

CONVERTIBLE BONDS - 1.0%
Financials - 1.0%
Real estate operating companies - 1.0%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	$1,911,000	$2,214,371
TOTAL CONVERTIBLE BONDS (Cost $1,881,931)		$2,214,371

SHORT-TERM INVESTMENTS - 4.4%
Money market funds - 4.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	501,112	501,112
T. Rowe Price Reserve Investment
Fund, 0.0975% (Y)	9,730,344	9,730,344
		10,231,456
TOTAL SHORT-TERM INVESTMENTS (Cost $10,231,456)		$10,231,456
Total Investments (Real Estate Equity Fund)
(Cost $114,175,764) - 99.9%		$229,235,596
Other assets and liabilities, net - 0.1%		253,055
TOTAL NET ASSETS - 100.0%		$229,488,651

Real Estate Securities Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 99.6%
Financials - 99.6%
Real estate investment trusts - 99.6%
Diversified REITs - 6.2%
American Assets Trust, Inc.	89,962	$3,465,336
Cousins Properties, Inc.	311,837	2,859,545
Duke Realty Corp.	511,641	9,240,237
Spirit Realty Capital, Inc.	1,187,652	11,401,459
Store Capital Corp.	169,483	3,416,777
VEREIT, Inc.	225,852	1,838,435
		32,221,789
Health care REITs - 12.8%
HCP, Inc.	228,887	8,482,552
Healthcare Trust of America, Inc., Class A	398,148	9,559,533
LTC Properties, Inc.	123,106	5,021,494
Medical Properties Trust, Inc.	312,903	3,651,578
National Health Investors, Inc.	79,851	4,399,790
Welltower, Inc.	560,781	35,525,476
		66,640,423
Hotel and resort REITs - 7.4%
Chesapeake Lodging Trust	100,538	2,906,554
DiamondRock Hospitality Company	275,748	3,242,796
LaSalle Hotel Properties	231,197	7,273,458
Pebblebrook Hotel Trust	251,214	9,561,205
Strategic Hotels & Resorts, Inc. (I)	613,706	8,278,894

The accompanying notes are an integral part of the financial statements.	132

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Real Estate Securities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs (continued)
Sunstone Hotel Investors, Inc.	514,594	$7,116,835
		38,379,742
Industrial REITs - 5.6%
First Industrial Realty Trust, Inc.	218,476	4,236,250
Prologis, Inc.	660,259	25,089,842
		29,326,092
Office REITs - 14.0%
Alexandria Real Estate Equities, Inc.	70,899	6,096,605
Boston Properties, Inc.	173,690	19,692,972
Columbia Property Trust, Inc.	38,171	816,096
Kilroy Realty Corp.	210,247	13,636,620
Mack-Cali Realty Corp.	83,092	1,556,313
Paramount Group, Inc.	214,956	3,533,877
Piedmont Office Realty Trust, Inc., Class A	387,352	6,569,490
Vornado Realty Trust	242,222	21,119,337
		73,021,310
Residential REITs - 17.8%
American Residential Properties, Inc.	170,150	2,884,043
Apartment Investment & Management
Company, Class A	280,173	10,094,633
Camden Property Trust	129,274	9,311,606
Equity LifeStyle Properties, Inc.	164,118	9,151,220
Equity Residential	530,488	37,797,270
Essex Property Trust, Inc.	84,271	18,086,242
Post Properties, Inc.	102,697	5,685,306
		93,010,320
Retail REITs - 25.6%
Federal Realty Investment Trust	109,964	14,194,153
General Growth Properties, Inc.	743,032	18,858,152
Kimco Realty Corp.	660,285	15,219,569
National Retail Properties, Inc.	371,818	12,920,676
Pennsylvania Real Estate Investment Trust	102,989	2,043,302
Retail Properties of America, Inc., Class A	269,689	3,681,255
Simon Property Group, Inc.	238,689	42,801,711
Tanger Factory Outlet Centers	107,815	3,411,267
The Macerich Company	202,452	15,422,793
Urban Edge Properties	230,211	4,813,712
		133,366,590
Specialized REITs - 10.2%
CoreSite Realty Corp.	100,493	4,893,004
CubeSmart	360,485	9,116,666
Equinix, Inc.	33,796	9,117,147
Extra Space Storage, Inc.	122,232	8,981,607
Public Storage	89,096	17,932,352
The GEO Group, Inc.	102,350	3,073,571
		53,114,347
TOTAL COMMON STOCKS (Cost $475,072,404)		$519,080,613

Real Estate Securities Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.6%
Repurchase agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 08/31/2015 at 0.000% to be
repurchased at $3,059,000 on 09/01/2015,
collateralized by $3,090,000 U.S. Treasury
Notes, 1.625% due 12/31/2019 (valued at
$3,124,917, including interest)	$3,059,000	$3,059,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,059,000)		$3,059,000
Total Investments (Real Estate Securities Fund)
(Cost $478,131,404) - 100.2%		$522,139,613
Other assets and liabilities, net - (0.2%)		(1,178,007)
TOTAL NET ASSETS - 100.0%		$520,961,606

Real Return Bond Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 105.4%
U.S. Government - 105.4%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 07/15/2024	$99,807,948	$97,866,305
0.125%, 04/15/2019 to 07/15/2022 (D)	61,772,554	60,390,377
0.250%, 01/15/2025	402,968	388,192
0.375%, 07/15/2023	43,683,357	43,089,525
0.375%, 07/15/2025 (D)	1,006,190	985,870
0.625%, 07/15/2021 to 01/15/2024	60,412,178	61,299,727
0.625%, 02/15/2043 (D)	9,132,992	7,952,480
0.750%, 02/15/2042 (D)	2,819,493	2,547,311
0.750%, 02/15/2045	12,412,803	11,138,715
1.125%, 01/15/2021	18,325,104	19,077,679
1.250%, 07/15/2020	21,554,164	22,698,108
1.375%, 01/15/2020 to 02/15/2044	35,419,314	37,177,666
1.625%, 01/15/2018 (D)	1,366,764	1,416,932
1.750%, 01/15/2028	22,619,944	25,163,806
1.875%, 07/15/2019	21,568,136	23,094,470
2.000%, 01/15/2016 (D)	3,366,188	3,362,024
2.000%, 01/15/2026	22,565,482	25,497,528
2.125%, 02/15/2040 to 02/15/2041 (D)	5,180,031	6,270,409
2.375%, 01/15/2025 to 01/15/2027	50,664,196	59,085,085
2.500%, 07/15/2016 to 01/15/2029	16,511,665	18,993,174
3.625%, 04/15/2028 (D)	501,595	669,433
3.875%, 04/15/2029	25,206,339	34,972,812
U.S. Treasury Bonds
2.500%, 02/15/2045 (D)	4,150,000	3,758,452
2.875%, 08/15/2045	2,420,000	2,381,241
3.000%, 11/15/2044 (D)	300,000	301,481
3.000%, 05/15/2045	7,360,000	7,412,131
U.S. Treasury Notes
1.500%, 05/31/2020	7,400,000	7,394,221
2.125%, 05/15/2025	11,600,000	11,496,087
		595,881,241
U.S. Government Agency - 0.0%
Federal National Mortgage Association
1.383%, 10/01/2044 (P)	30,318	30,735
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $621,637,885)		$595,911,976

The accompanying notes are an integral part of the financial statements.	133

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 11.3%
Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	1,338,809,400	$370,898
France - 0.2%
Government of France
0.250%, 07/25/2018	EUR	1,044,330	1,196,076
Germany - 1.5%
Federal Republic of Germany
0.750%, 04/15/2018		5,442,846	6,241,451
1.500%, 04/15/2016		1,750,650	1,955,260
			8,196,711
Greece - 0.1%
Republic of Greece
3.800%, 08/08/2017	JPY	100,000,000	686,633
Italy - 2.5%
Republic of Italy
1.700%, 09/15/2018	EUR	1,522,800	1,789,535
2.100%, 09/15/2021		826,850	1,007,626
2.250%, 04/22/2017		3,217,600	3,705,952
2.350%, 09/15/2019		222,326	269,442
2.350%, 09/15/2024 (S)		4,924,750	6,164,599
2.550%, 10/22/2016 to 09/15/2041		1,072,452	1,318,227
3.100%, 09/15/2026		106,495	142,938
			14,398,319
Mexico - 1.7%
Government of Mexico
4.000%, 11/15/2040 to 11/08/2046	MXN	60,066,719	3,863,369
4.500%, 12/04/2025		73,096,572	4,941,845
4.750%, 06/14/2018		11,246,000	673,054
			9,478,268
New Zealand - 0.5%
Dominion of New Zealand
2.058%, 09/20/2025	NZD	3,900,000	2,567,351
3.059%, 09/20/2030		600,000	433,856
			3,001,207
Slovenia - 0.3%
Republic of Slovenia
4.125%, 02/18/2019		$300,000	315,129
4.700%, 11/01/2016 (S)	EUR	1,000,000	1,180,716
			1,495,845
Spain - 1.3%
Autonomous Community of Catalonia
4.950%, 02/11/2020		300,000	356,759
Kingdom of Spain
0.550%, 11/30/2019 (S)		2,714,985	3,070,907
1.000%, 11/30/2030 (S)		601,674	629,028
1.800%, 11/30/2024 (S)		904,995	1,077,509
3.800%, 04/30/2024 (S)		1,100,000	1,414,830
5.400%, 01/31/2023 (S)		600,000	846,413
			7,395,446
United Kingdom - 3.1%
Government of United Kingdom
0.125%, 03/22/2024	GBP	10,679,313	17,649,074
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $70,598,770)			$63,868,477

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS - 8.3%
Consumer discretionary - 0.5%
CCO Safari II LLC
4.464%, 07/23/2022 (S)		$2,800,000	$2,785,129
Energy - 1.1%
California Resources Corp.
5.500%, 09/15/2021		1,200,000	930,456
Petrobras Global Finance BV
2.429%, 01/15/2019 (P)		700,000	616,000
2.643%, 03/17/2017 (P)		4,400,000	4,169,000
3.000%, 01/15/2019		100,000	87,109
3.250%, 03/17/2017		300,000	287,430
4.375%, 05/20/2023		200,000	157,140
			6,247,135
Financials - 3.8%
Ally Financial, Inc.
3.600%, 05/21/2018		5,700,000	5,700,000
Banca Monte dei Paschi di Siena SpA
3.625%, 04/01/2019	EUR	300,000	341,894
Banco Popolare SC
3.500%, 03/14/2019		500,000	575,701
Banco Popular Espanol SA (11.500% to
10/10/2018, then 5 Year Euro Swap
Rate + 10.237%)
10/10/2018 (Q)		500,000	623,949
Bank of America Corp.
3.875%, 08/01/2025		$100,000	100,913
Bank of America NA
1.750%, 06/05/2018		2,700,000	2,685,656
Barclays Bank PLC
7.625%, 11/21/2022		4,800,000	5,472,000
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		900,000	972,000
Barclays PLC
2.010%, 12/21/2020	MXN	2,500,000	146,489
Intesa Sanpaolo SpA
3.125%, 01/15/2016		$600,000	604,272
6.500%, 02/24/2021 (S)		600,000	686,840
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		200,000	218,620
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	5,252
7.000%, 09/27/2027		$300,000	31,980
Lloyds Bank PLC
1.750%, 05/14/2018		1,100,000	1,092,461
3.500%, 05/14/2025		200,000	196,475
Navient Corp.
6.250%, 01/25/2016		367,000	369,753
Nykredit Realkredit A/S (4.000% to
06/03/2021, then 5 Year Euro Swap
Rate + 2.850%)
06/03/2036	EUR	400,000	441,903
UBS AG
7.625%, 08/17/2022		$650,000	755,920
UBS AG (4.750% to 05/22/2018, then
5 Year U.S. Swap Rate + 3.765%)
05/22/2023		200,000	203,650
			21,225,728
Health care - 1.5%
Actavis Funding SCS
3.800%, 03/15/2025		200,000	193,750

The accompanying notes are an integral part of the financial statements.	134

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Baxalta, Inc.
2.875%, 06/23/2020 (S)		$1,400,000	$1,381,106
3.600%, 06/23/2022 (S)		300,000	299,621
4.000%, 06/23/2025 (S)		1,200,000	1,191,634
Zimmer Holdings, Inc.
1.450%, 04/01/2017		5,300,000	5,284,508
			8,350,619
Industrials - 0.3%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,022,573
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	600,000	550,415
			1,572,988
Telecommunication services - 0.9%
AT&T, Inc.
1.212%, 06/30/2020 (P)		$300,000	299,275
2.450%, 06/30/2020		500,000	495,281
3.000%, 06/30/2022		1,100,000	1,055,659
3.400%, 05/15/2025		1,400,000	1,332,608
4.500%, 05/15/2035		300,000	274,841
4.750%, 05/15/2046		500,000	455,886
BellSouth Corp.
4.821%, 04/26/2021 (S)		1,200,000	1,228,418
			5,141,968
Utilities - 0.2%
Electricite de France SA
0.747%, 01/20/2017 (P)(S)		1,100,000	1,100,979
1.150%, 01/20/2017 (S)		300,000	299,793
			1,400,772
TOTAL CORPORATE BONDS (Cost $45,755,152)			$46,724,339

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		620,000	531,135
TOTAL MUNICIPAL BONDS (Cost $593,056)			$531,135

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.1%
Commercial and residential - 1.9%
Banc of America Mortgage Trust,
Series 2005-A, Class 2A2
2.649%, 02/25/2035 (P)		315,704	311,694
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.592%, 05/25/2033 (P)		51,798	52,013
Series 2005-2, Class A1,
2.680%, 03/25/2035 (P)		394,615	396,153
Series 2005-2, Class A2,
2.515%, 03/25/2035 (P)		99,586	100,710
Series 2005-5, Class A1,
2.320%, 08/25/2035 (P)		125,174	126,405
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)		222,611	223,557
Bear Stearns ALT-A Trust, Series 2004-9,
Class 6A1 2.538%, 09/25/2034 (P)		91,227	89,465
Bella Vista Mortgage Trust,
Series 2005-1, Class 1A1
0.800%, 01/22/2045 (P)		792,981	725,313

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		$191,955	$191,899
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)		36,220	35,821
Series 2005-6, Class A1,
2.210%, 09/25/2035 (P)		156,756	157,030
Series 2005-6, Class A2,
2.420%, 09/25/2035 (P)		170,666	171,585
Series 2005-6, Class A3,
2.070%, 09/25/2035 (P)		41,391	40,151
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.424%, 04/19/2034 (P)		4,324,641	4,286,722
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.727%, 07/25/2035 (P)		254,350	255,479
Marche M5 SRL, Series 5, Class A
0.381%, 10/27/2065 (P)	EUR	95,632	107,099
Marche Mutui 4 SRL, Series 4, Class A
0.342%, 02/25/2055 (P)		178,202	195,991
Marche Mutui SRL, Series 6, Class A1
2.231%, 01/27/2064 (P)		425,806	485,851
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.599%, 03/25/2036 (P)		$574,389	139,400
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.618%, 05/25/2036 (P)		919,986	831,987
Residential Accredit Loans Trust,
Series 2006-QO6, Class A1
0.379%, 06/25/2046 (P)		900,541	397,787
Swan Trust, Series 2010-1, Class A
3.330%, 04/25/2041 (P)	AUD	678,186	486,830
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.410%, 03/25/2037 (P)		$579,479	546,360
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036 (P)		657,236	331,758
U.S. Government Agency - 0.2%
Federal National Mortgage Association
Series 2003-34, Class A1,
6.000%, 04/25/2043		10,213	11,245
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		12,687	14,518
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		74,699	85,410
Series 2007-63, Class FC,
0.549%, 07/25/2037 (P)		1,013,221	1,016,855
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $12,214,370)			$11,815,088

ASSET BACKED SECURITIES - 4.9%
Carlyle Global Market Strategies,
Series 2012-1AR, Class AR
1.505%, 04/20/2022 (P)(S)		2,700,000	2,694,600
CIFC Funding, Ltd., Series 2011-1AR,
Class A1R
1.587%, 01/19/2023 (P)(S)		1,588,307	1,582,586

The accompanying notes are an integral part of the financial statements.	135

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037 (P)		$576,421	$389,743
Doral CLO II, Ltd., Series 2012-2A,
Class A1R
1.531%, 05/26/2023 (P)(S)		2,439,280	2,426,240
Fraser Sullivan CLO VII, Ltd.,
Series 2012-7A, Class A1R
1.362%, 04/20/2023 (P)(S)		1,269,847	1,264,259
Harvest CLO V SA, Series V, Class A1D
0.266%, 04/05/2024 (P)	EUR	1,322,865	1,458,933
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.206%, 05/01/2023 (P)		2,017,588	2,224,417
LCM IX LP, Series 9A, Class A
1.486%, 07/14/2022 (P)(S)		$365,280	363,641
Magi Funding PLC, Series 2010-1A,
Class A
0.331%, 04/11/2021 (P)(S)	EUR	23,724	26,600
OHA Credit Partners VI, Ltd.,
Series 2012-6A, Class AR
1.531%, 05/15/2023 (P)(S)		$2,800,000	2,798,858
SLM Student Loan Trust, Series 2008-9,
Class A
1.795%, 04/25/2023 (P)		7,042,874	7,065,066
Venture XI CLO, Ltd., Series 2012-11AR,
Class AR
1.609%, 11/14/2022 (P)(S)		2,700,000	2,691,957
Voya CLO, Ltd.
Series 2012-2AR, Class AR,
1.589%, 10/15/2022 (P)(S)		1,300,000	1,296,861
Series 2012-3AR, Class AR,
1.609%, 10/15/2022 (P)(S)		1,300,000	1,297,817
Wood Street CLO BV, Series II-A,
Class A1
0.339%, 03/29/2021 (P)(S)	EUR	80,856	90,441
TOTAL ASSET BACKED SECURITIES (Cost $27,711,951)			$27,672,019

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		1,029	9,261
TOTAL COMMON STOCKS (Cost $3,241)			$9,261

PURCHASED OPTIONS - 0.1%
Call options - 0.0%
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.800% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/19/2016; Strike Rate: 0.800%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		23,800,000	32,358
Put options - 0.1%
Exchange Traded Option on Eurodollar
Futures (Expiration date: 12/14/2015;
Strike Price: $99.38) (I)		1,167,500	23,350
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.950% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/05/2016; Strike Rate: 0.950%;
Counterparty: Goldman Sachs
& Company) (I)		36,000,000	23,296

Real Return Bond Fund (continued)

	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.950% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/15/2015; Strike Rate: 0.950%;
Counterparty: Citibank N.A.) (I)	32,100,000	$14,609
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.950% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/15/2015; Strike Rate: 0.950%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	13,600,000	6,189
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/06/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley
Company, Inc.) (I)	32,200,000	12,397
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/11/2016; Strike Rate: 1.500%;
Counterparty: Nomura
Global Finance) (I)	85,400,000	34,724
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/29/2016; Strike Rate: 1.500%;
Counterparty: Goldman Sachs
& Company) (I)	33,500,000	18,036
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/29/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley
Company, Inc.) (I)	143,300,000	77,153
Over the Counter Option on 20 Year
Interest Rate Swap. Receive a fixed rate
of 3.065% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
10/05/2015; Strike Rate: 3.065%;
Counterparty: BNP Paribas) (I)	2,400,000	3,154
Over the Counter Option on 20 Year
Interest Rate Swap. Receive a fixed rate
of 3.065% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
10/05/2015; Strike Rate: 3.065%;
Counterparty: Morgan Stanley
Company, Inc.) (I)	5,700,000	7,490
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.683% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/11/2017; Strike Rate: 2.683%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	3,000,000	380,557

The accompanying notes are an integral part of the financial statements.	136

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Real Return Bond Fund (continued)

	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 3.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
02/08/2016; Strike Rate: 3.250%;
Counterparty: Deutsche
Bank Security) (I)	6,100,000	$80,389
		681,344
TOTAL PURCHASED OPTIONS (Cost $1,003,848)		$713,702

SHORT-TERM INVESTMENTS - 0.9%
U.S. Government - 0.2%
U.S. Treasury Bill
0.125%, 01/07/2016 (D)*	$348,000	$347,837
0.135%, 01/14/2016 (D)*	687,000	686,600
0.140%, 01/28/2016 (D)*	21,000	20,987
0.209%, 02/04/2016 (D)*	41,000	40,971
		1,096,395
Repurchase agreement - 0.7%
Repurchase Agreement with State
Street Corp. dated 08/31/2015 at
0.000% to be repurchased at $4,206,000
on 09/01/2015, collateralized by
$4,245,000 U.S Treasury Notes, 1.625%
due 12/31/2019 (valued at $4,292,969,
including interest)	4,206,000	4,206,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,302,405)		$5,302,395
Total Investments (Real Return Bond Fund)
(Cost $784,820,678) - 133.1%		$752,548,392
Other assets and liabilities, net - (33.1%)		(187,128,880)
TOTAL NET ASSETS - 100.0%		$565,419,512

Science & Technology Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 97.1%
Consumer discretionary - 15.3%
Automobiles - 0.7%
Tesla Motors, Inc. (I)(L)	23,565	$5,869,096
Household durables - 0.5%
iRobot Corp. (I)	132,500	3,882,250
Internet and catalog retail - 12.9%
Amazon.com, Inc. (I)	84,125	43,146,871
Ctrip.com International, Ltd., ADR (I)	48,100	3,196,245
Etsy, Inc. (I)(L)	35,800	513,014
Expedia, Inc.	50,905	5,853,566
Flipkart Limited (I)(R)	1,314	186,903
JD.com, Inc., ADR (I)	223,300	5,779,004
Netflix, Inc. (I)	92,365	10,624,746
The Priceline Group, Inc. (I)	21,675	27,064,272
Vipshop Holdings, Ltd., ADR (I)(L)	599,285	10,781,137
		107,145,758
Media - 1.2%
News Corp., Class A (I)	483,100	6,584,653

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Twenty-First Century Fox, Inc., Class A	132,900	$3,640,131
		10,224,784
		127,121,888
Financials - 0.3%
Real estate investment trusts - 0.3%
American Tower Corp.	33,600	3,097,584
Health care - 3.0%
Biotechnology - 0.4%
Grifols SA, ADR	105,400	3,192,566
Health care equipment and supplies - 0.8%
Intuitive Surgical, Inc. (I)	13,500	6,897,825
Health care technology - 1.1%
Veeva Systems, Inc., Class A (I)	353,600	9,158,240
Life sciences tools and services - 0.7%
Agilent Technologies, Inc.	156,300	5,675,253
		24,923,884
Industrials - 0.7%
Aerospace and defense - 0.5%
The Boeing Company	31,100	4,064,148
Electrical equipment - 0.2%
Nidec Corp.	20,200	1,581,598
		5,645,746
Information technology - 74.9%
Communications equipment - 3.4%
Cisco Systems, Inc.	294,505	7,621,789
Lumentum Holdings, Inc. (I)	40,220	793,943
Palo Alto Networks, Inc. (I)	114,105	18,738,323
Viavi Solutions, Inc. (I)	200,600	1,077,222
		28,231,277
Electronic equipment, instruments and components - 2.6%
Control4 Corp. (I)(L)	60,300	540,891
Corning, Inc.	44,940	773,417
Fitbit, Inc., Class A (I)(L)	13,185	454,751
IPG Photonics Corp. (I)(L)	33,630	2,839,045
National Instruments Corp.	65,200	1,904,492
RealD, Inc. (I)	333,400	3,137,294
TE Connectivity, Ltd.	96,300	5,709,627
Trimble Navigation, Ltd. (I)	321,600	6,078,240
		21,437,757
Internet software and services - 19.9%
58.com, Inc., ADR (I)(L)	147,800	6,718,988
Alibaba Group Holding, Ltd., ADR (I)	156,300	10,334,556
Angie’s List, Inc. (I)(L)	304,100	1,608,689
Baidu, Inc., ADR (I)	134,340	19,781,565
Coupons.com, Inc. (I)(L)	66,200	618,308
Criteo SA, ADR (I)	240,100	9,414,321
eBay, Inc. (I)	125,350	3,398,239
Facebook, Inc., Class A (I)	270,220	24,165,775
GoDaddy, Inc., Class A (I)(L)	48,155	1,207,727
Google, Inc., Class A (I)	23,705	15,356,573
Google, Inc., Class C (I)	51,531	31,859,041
GrubHub, Inc. (I)	25,147	665,138
LinkedIn Corp., Class A (I)	63,400	11,450,040
MercadoLibre, Inc.	53,700	5,909,685
NAVER Corp.	1,592	666,597
NetEase, Inc., ADR	64,740	7,197,793
Tencent Holdings, Ltd.	543,200	9,096,977

The accompanying notes are an integral part of the financial statements.	137

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
VeriSign, Inc. (I)(L)	33,000	$2,275,020
Yandex NV, Class A (I)	264,500	3,226,900
		164,951,932
IT services - 6.8%
Amadeus IT Holding SA, A Shares	46,450	1,935,592
Cognizant Technology
Solutions Corp., Class A (I)	162,935	10,255,129
Computer Sciences Corp.	6,805	421,842
Fidelity National Information Services, Inc.	82,450	5,693,997
Fiserv, Inc. (I)	52,125	4,444,699
MasterCard, Inc., Class A	107,815	9,958,872
PayPal Holdings, Inc. (I)	187,365	6,557,775
Visa, Inc., Class A	243,650	17,372,245
		56,640,151
Semiconductors and semiconductor equipment - 11.5%
Altera Corp.	123,200	5,981,360
Applied Materials, Inc.	412,100	6,628,629
ARM Holdings PLC, ADR	60,700	2,559,112
ASML Holding NV	19,100	1,738,482
Atmel Corp.	405,800	3,315,386
Avago Technologies, Ltd.	63,490	7,997,835
Intel Corp.	291,825	8,328,686
Lam Research Corp.	90,815	6,608,608
Micron Technology, Inc. (I)	583,965	9,582,866
Microsemi Corp. (I)	65,300	2,073,928
Qorvo, Inc. (I)	15,330	850,968
Semtech Corp. (I)	60,900	1,032,255
SK Hynix, Inc.	609,013	18,433,211
Skyworks Solutions, Inc.	227,410	19,864,264
STR Holdings, Inc.	161,722	132,612
		95,128,202
Software - 19.9%
Adobe Systems, Inc. (I)	90,770	7,131,799
Atlassian, Inc. (I)(R)	5,959	117,035
Atlassian, Inc., Class A (I)(R)	4,105	80,622
Atlassian, Inc., Class A Ordinary (I)(R)	21,437	421,023
Atlassian, Inc., Series 1 (I)(R)	10,460	205,434
Atlassian, Inc., Series 2 (I)(R)	28,006	550,038
Atlassian, Inc., Series A (I)(R)	20,711	406,764
Autodesk, Inc. (I)	33,000	1,542,750
CyberArk Software, Ltd. (I)(L)	48,620	2,482,051
Electronic Arts, Inc. (I)	50,470	3,338,591
FireEye, Inc. (I)(L)	249,255	9,416,854
Fleetmatics Group PLC (I)(L)	50,900	2,278,284
Fortinet, Inc. (I)	160,335	6,756,517
Imperva, Inc. (I)	100,960	6,015,197
Interactive Intelligence Group, Inc. (I)	62,700	2,195,127
Intuit, Inc.	89,375	7,663,906
Microsoft Corp.	1,193,960	51,961,139
Oracle Corp.	81,905	3,037,856
Proofpoint, Inc. (I)	88,645	4,994,259
Qlik Technologies, Inc. (I)	63,800	2,415,468
Red Hat, Inc. (I)	197,200	14,239,812
salesforce.com, Inc. (I)	180,500	12,519,480
ServiceNow, Inc. (I)	216,730	15,379,161
Tableau Software, Inc., Class A (I)	84,280	7,936,648
The Sage Group PLC	210,930	1,656,433
		164,742,248
Technology hardware, storage and peripherals - 10.8%
Apple, Inc.	175,875	19,831,665
Dell, Inc. (I)(R)	992,200	15,172,131

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Quanta Computer, Inc.	1,171,000	$2,155,276
SanDisk Corp.	326,200	17,797,472
Seagate Technology PLC (L)	282,400	14,515,360
Stratasys, Ltd. (I)(L)	264,400	8,106,504
Western Digital Corp.	148,135	12,141,145
		89,719,553
		620,851,120
Telecommunication services - 2.9%
Wireless telecommunication services - 2.9%
SoftBank Corp.	302,600	17,606,269
T-Mobile US, Inc. (I)	157,800	6,250,458
		23,856,727
		23,856,727
TOTAL COMMON STOCKS (Cost $785,669,842)		$805,496,949

PREFERRED SECURITIES - 0.5%
Consumer discretionary - 0.1%
Internet and catalog retail - 0.1%
Flipkart Limited, Series C (I)(R)	590	83,922
Flipkart Limited, Series E (I)(R)	1,097	156,037
Flipkart Limited, Series G (I)(R)	6,498	924,276
		1,164,235
		1,164,235
Information technology - 0.4%
Internet and catalog retail - 0.2%
Airbnb, Inc., Series E (I)(R)	16,398	1,526,562
Software - 0.2%
Cloudera, Inc., Series F (I)(R)	45,681	1,366,776
		2,893,338
TOTAL PREFERRED SECURITIES (Cost $3,162,194)		$4,057,573

SECURITIES LENDING COLLATERAL - 4.9%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	4,077,176	40,792,550
TOTAL SECURITIES LENDING
COLLATERAL (Cost $40,792,299)		$40,792,550

SHORT-TERM INVESTMENTS - 4.8%
Money market funds - 0.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,000,000	1,000,000
T. Rowe Price Prime Reserve Investment
Fund, 0.0975% (Y)	6,280,664	6,280,664
		7,280,664

The accompanying notes are an integral part of the financial statements.	138

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 3.9%
Repurchase Agreement with State Street Corp.
dated 08/31/2015 at 0.000% to be
repurchased at $32,371,000 on 09/01/2015,
collateralized by $32,455,000 Federal Home
Loan Mortgage Corp., 1.870% due
12/24/2019 (valued at $33,022,963,
including interest)	32,371,000	$32,371,000
TOTAL SHORT-TERM INVESTMENTS (Cost $39,651,664)		$39,651,664
Total Investments (Science & Technology Fund)
(Cost $869,275,999) - 107.3%		$889,998,736
Other assets and liabilities, net - (7.3%)		(60,894,940)
TOTAL NET ASSETS - 100.0%		$829,103,796

Short Term Government Income Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 94.3%
U.S. Government - 21.5%
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	$4,935,000	$4,911,208
0.750%, 06/30/2017 to 03/31/2018	12,235,000	12,220,470
0.875%, 02/28/2017 to 07/15/2018	27,690,000	27,726,376
1.625%, 06/30/2020	3,770,000	3,784,824
		48,642,878
U.S. Government Agency - 72.8%
Federal Agricultural Mortgage Corp.
1.750%, 06/15/2020	3,775,000	3,768,050
2.000%, 07/27/2016	8,861,000	8,978,763
5.125%, 04/19/2017 (S)	23,768,000	25,398,722
Federal Farm Credit Bank
0.900%, 12/26/2017	2,075,000	2,065,772
0.970%, 09/05/2017	2,695,000	2,690,750
1.030%, 03/12/2018	3,700,000	3,681,097
1.200%, 07/13/2018	2,390,000	2,385,650
1.240%, 11/13/2018	6,825,000	6,797,318
1.480%, 01/22/2019	3,785,000	3,777,706
1.540%, 04/01/2019	4,545,000	4,558,380
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	10,790,000	10,775,462
1.130%, 03/27/2018	4,750,000	4,731,618
1.150%, 07/25/2018	5,245,000	5,228,195
Federal Home Loan Mortgage Corp.
1.100%, 05/07/2018	4,980,000	4,943,915
1.200%, 03/20/2018	2,330,000	2,327,609
1.250%, 05/25/2018	8,800,000	8,785,225
2.205%, 09/01/2042 (P)	1,167,416	1,201,409
2.340%, 09/01/2039 (P)	556,540	595,758
2.594%, 01/01/2044 (P)	1,344,450	1,382,330
2.997%, 03/01/2044 (P)	864,369	895,685
5.500%, 07/01/2037 to 07/01/2040	2,690,119	3,023,258
Federal National Mortgage Association
0.900%, 11/27/2017	3,000,000	2,989,653
1.000%, 12/12/2017 to 12/28/2017	5,370,000	5,355,549
1.050%, 11/15/2017 to 05/15/2018	3,365,000	3,367,683
1.929%, 08/01/2042 (P)	1,112,695	1,145,672
2.348%, 09/01/2041 (P)	1,449,608	1,551,759

Short Term Government Income Fund (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.366%, 04/01/2042 (P)	$716,106	$752,931
2.499%, 02/01/2042 (P)	1,269,233	1,338,546
2.500%, 10/01/2027	1,809,968	1,853,096
2.559%, 11/01/2044 (P)	2,504,286	2,581,090
2.926%, 03/01/2044 (P)	809,243	835,400
3.500%, 12/01/2025 to 12/01/2026	1,353,211	1,428,167
5.500%, 05/01/2034 to 08/01/2040	2,679,394	3,005,792
6.000%, 12/01/2036 to 02/01/2037	2,064,114	2,351,389
6.500%, 01/01/2039	1,169,738	1,344,772
Government National Mortgage Association
2.500%, 01/20/2042 (P)	1,511,414	1,561,010
Tennessee Valley Authority
1.750%, 10/15/2018	3,515,000	3,569,785
3.875%, 02/15/2021	7,950,000	8,711,181
4.500%, 04/01/2018	6,030,000	6,538,136
5.500%, 07/18/2017	4,221,000	4,578,025
6.250%, 12/15/2017	1,613,000	1,802,077
		164,654,385
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $212,603,384)		$213,297,263

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.9%
U.S. Government Agency - 3.9%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036	77,004	78,904
Series K017, Class X1 IO,
1.571%, 12/25/2021	2,090,282	149,727
Series K018, Class X1 IO,
1.577%, 01/25/2022	2,612,682	188,698
Series K022, Class X1 IO,
1.417%, 07/25/2022	7,595,616	539,167
Series K026, Class X1 IO,
1.167%, 11/25/2022	3,167,450	190,421
Series K038, Class X1 IO,
1.351%, 03/25/2024	4,966,239	401,123
Series K704, Class X1 IO,
2.123%, 08/25/2018	10,241,811	502,822
Series K706, Class X1 IO,
1.710%, 10/25/2018	4,076,960	175,436
Series K707, Class X1 IO,
1.678%, 12/25/2018	1,444,984	63,698
Series K709, Class X1 IO,
1.662%, 03/25/2019	2,138,558	99,800
Series K710, Class X1 IO,
1.904%, 05/25/2019	2,926,521	162,431
Series K711, Class X1 IO,
1.824%, 07/25/2019	5,572,192	302,102
Series K715, Class X1 IO,
1.304%, 01/25/2021	15,740,403	823,955
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	2,750,486	2,908,180
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,922,024	2,034,799

The accompanying notes are an integral part of the financial statements.	139

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association,
Series 2012-114, Class IO
0.922%, 01/16/2053	$1,189,586	$88,211
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $8,757,440)		$8,709,474

SHORT-TERM INVESTMENTS - 1.4%
Repurchase agreement - 1.4%
Barclays Tri-Party Repurchase Agreement
dated 08/31/2015 at 0.110% to be
repurchased at $3,217,010 on 09/01/2015,
collateralized by $3,272,500 U.S. Treasury
Notes, 0.500% due 09/30/2016 (valued at
$3,281,385, including interest)	3,217,000	3,217,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,217,000)		$3,217,000
Total Investments (Short Term Government Income Fund)
(Cost $224,577,824) - 99.6%		$225,223,737
Other assets and liabilities, net - 0.4%		907,323
TOTAL NET ASSETS - 100.0%		$226,131,060

Small Cap Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 93.8%
Consumer discretionary - 14.3%
Hotels, restaurants and leisure - 6.5%
Buffalo Wild Wings, Inc. (I)	6,477	$1,228,557
ClubCorp Holdings, Inc.	84,802	1,908,893
Diamond Resorts International, Inc. (I)	150,178	3,813,019
Jack in the Box, Inc.	30,080	2,351,654
Panera Bread Company, Class A (I)	13,571	2,419,709
Texas Roadhouse, Inc.	61,492	2,213,097
		13,934,929
Household durables - 1.0%
GoPro, Inc., Class A (I)	46,053	2,145,609
Internet and catalog retail - 0.8%
HSN, Inc.	26,299	1,599,242
Media - 1.7%
IMAX Corp. (I)	112,362	3,522,549
Specialty retail - 1.4%
CST Brands, Inc.	52,628	1,827,244
Rent-A-Center, Inc.	47,072	1,265,766
		3,093,010
Textiles, apparel and luxury goods - 2.9%
Crocs, Inc. (I)	88,537	1,304,150
Kate Spade & Company (I)	12,372	234,573
Skechers U.S.A., Inc., Class A (I)	12,682	1,784,865
Steven Madden, Ltd. (I)	71,789	2,933,299
		6,256,887
		30,552,226

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples - 2.1%
Food products - 2.1%
Freshpet, Inc. (I)(L)	80,931	$1,051,294
Nomad Foods, Ltd. (I)	111,702	2,218,725
SunOpta, Inc. (I)	125,620	1,112,993
		4,383,012
		4,383,012
Energy - 1.6%
Oil, gas and consumable fuels - 1.6%
Diamondback Energy, Inc. (I)	22,844	1,560,017
RSP Permian, Inc. (I)	75,315	1,803,041
		3,363,058
		3,363,058
Financials - 10.9%
Banks - 3.1%
Associated Banc-Corp.	139,196	2,555,639
PrivateBancorp, Inc.	69,638	2,635,798
United Community Banks, Inc.	77,388	1,514,483
		6,705,920
Capital markets - 1.6%
Financial Engines, Inc. (L)	28,160	914,074
HFF, Inc., Class A	40,915	1,486,442
WisdomTree Investments, Inc.	50,766	951,863
		3,352,379
Diversified financial services - 0.9%
MarketAxess Holdings, Inc.	20,506	1,854,153
Insurance - 1.9%
Assured Guaranty, Ltd.	53,304	1,346,459
First American Financial Corp.	70,951	2,757,156
		4,103,615
Real estate investment trusts - 1.4%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	83,598	1,589,198
Pebblebrook Hotel Trust	37,474	1,426,260
		3,015,458
Real estate management and development - 1.2%
Kennedy-Wilson Holdings, Inc.	105,572	2,529,505
Thrifts and mortgage finance - 0.8%
EverBank Financial Corp.	86,720	1,715,322
		23,276,352
Health care - 25.5%
Biotechnology - 10.1%
Achillion Pharmaceuticals, Inc. (I)	74,865	553,252
Agios Pharmaceuticals, Inc. (I)(L)	14,770	1,276,128
Anacor Pharmaceuticals, Inc. (I)	19,347	2,523,042
BioCryst Pharmaceuticals, Inc. (I)	108,425	1,262,067
Cepheid, Inc. (I)	23,669	1,153,627
Five Prime Therapeutics, Inc. (I)	40,911	780,173
Flexion Therapeutics, Inc. (I)	40,783	983,278
Galapagos NV (I)	22,892	1,385,882
Ironwood Pharmaceuticals, Inc. (I)	49,007	539,077
Novavax, Inc. (I)	166,781	1,796,231
Otonomy, Inc. (I)	37,410	848,085
Portola Pharmaceuticals, Inc. (I)	44,941	2,119,418
PTC Therapeutics, Inc. (I)	34,524	1,318,472
TESARO, Inc. (I)	31,271	1,609,831
Ultragenyx Pharmaceutical, Inc. (I)	18,468	2,061,398

The accompanying notes are an integral part of the financial statements.	140

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Zafgen, Inc. (I)	35,125	$1,282,765
		21,492,726
Health care equipment and supplies - 6.1%
Cardiovascular Systems, Inc. (I)	37,548	904,156
DexCom, Inc. (I)	32,092	3,021,141
Endologix, Inc. (I)	105,179	1,365,223
HeartWare International, Inc. (I)	24,779	2,121,082
Insulet Corp. (I)	112,243	3,334,740
LDR Holding Corp. (I)	61,960	2,312,347
		13,058,689
Health care providers and services - 5.0%
Acadia Healthcare Company, Inc. (I)	39,719	2,900,679
Adeptus Health, Inc., Class A (I)	14,454	1,440,197
Envision Healthcare Holdings, Inc. (I)	67,646	2,771,457
LifePoint Health, Inc. (I)	20,071	1,568,147
Team Health Holdings, Inc. (I)	34,476	2,025,120
		10,705,600
Health care technology - 1.6%
Veeva Systems, Inc., Class A (I)	136,536	3,536,282
Pharmaceuticals - 2.7%
Aerie Pharmaceuticals, Inc. (I)	49,079	775,939
Aratana Therapeutics, Inc. (I)	59,727	1,054,779
Intersect ENT, Inc. (I)	44,831	1,141,397
Relypsa, Inc. (I)	46,492	1,067,456
Tetraphase Pharmaceuticals, Inc. (I)	38,265	1,661,084
		5,700,655
		54,493,952
Industrials - 13.3%
Aerospace and defense - 0.9%
Astronics Corp. (I)	22,839	1,179,863
DigitalGlobe, Inc. (I)	28,516	657,579
		1,837,442
Air freight and logistics - 0.6%
XPO Logistics, Inc. (I)(L)	35,851	1,258,370
Building products - 2.4%
Advanced Drainage Systems, Inc.	87,714	2,491,955
Masonite International Corp. (I)	40,321	2,663,202
		5,155,157
Electrical equipment - 1.8%
Acuity Brands, Inc.	11,245	2,191,313
Generac Holdings, Inc. (I)	53,285	1,647,572
		3,838,885
Machinery - 1.1%
Altra Industrial Motion Corp.	44,695	1,117,822
Watts Water Technologies, Inc., Class A	23,176	1,271,204
		2,389,026
Professional services - 2.7%
The Advisory Board Company (I)	59,094	2,873,741
TriNet Group, Inc. (I)	94,170	1,585,823
WageWorks, Inc. (I)	31,080	1,392,695
		5,852,259
Road and rail - 2.7%
Landstar System, Inc.	51,488	3,408,506
Swift Transportation Company (I)	120,379	2,346,187
		5,754,693

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors - 1.1%
HD Supply Holdings, Inc. (I)	70,236	$2,317,788
		28,403,620
Information technology - 20.6%
Communications equipment - 1.9%
Arista Networks, Inc. (I)(L)	36,876	2,757,956
Ciena Corp. (I)	54,781	1,224,903
		3,982,859
Internet software and services - 3.8%
Apigee Corp. (I)(L)	35,543	226,392
comScore, Inc. (I)	25,577	1,335,375
CoStar Group, Inc. (I)	21,726	3,846,371
Demandware, Inc. (I)	19,788	1,103,973
Zillow Group, Inc., Class A (I)(L)	21,176	537,447
Zillow Group, Inc., Class C (I)(L)	42,352	1,044,400
		8,093,958
IT services - 5.2%
Heartland Payment Systems, Inc.	28,025	1,669,730
MAXIMUS, Inc.	25,733	1,558,133
Virtusa Corp. (I)	42,387	2,243,120
WEX, Inc. (I)	20,402	1,928,601
WNS Holdings, Ltd., ADR (I)	123,565	3,687,180
		11,086,764
Semiconductors and semiconductor equipment - 3.4%
Ambarella, Inc. (I)(L)	11,183	1,069,430
Entegris, Inc. (I)	73,900	1,014,647
Inphi Corp. (I)	31,937	758,184
Mellanox Technologies, Ltd. (I)	64,695	2,616,266
SunEdison Semiconductor, Ltd. (I)	4,433	53,196
SunPower Corp. (I)	72,743	1,764,745
		7,276,468
Software - 5.7%
DraftKings, Inc. (I)(R)	1,794	12,809
Fair Isaac Corp.	24,516	2,097,834
Fleetmatics Group PLC (I)	32,153	1,439,168
Guidewire Software, Inc. (I)	24,868	1,390,370
HubSpot, Inc. (I)	52,673	2,490,906
Telogis, Inc. (I)(R)	162,887	309,485
Tyler Technologies, Inc. (I)	16,371	2,259,853
Verint Systems, Inc. (I)	41,093	2,191,490
		12,191,915
Technology hardware, storage and peripherals - 0.6%
Nimble Storage, Inc. (I)	49,871	1,329,561
		43,961,525
Materials - 5.5%
Chemicals - 1.2%
Platform Specialty Products Corp. (I)	115,923	2,218,766
Platform Specialty Products Corp. (I)	11,259	215,497
		2,434,263
Construction materials - 2.2%
Headwaters, Inc. (I)	231,854	4,678,812
Containers and packaging - 1.1%
Graphic Packaging Holding Company	170,766	2,407,801
Paper and forest products - 1.0%
KapStone Paper and Packaging Corp.	101,077	2,202,468
		11,723,344
TOTAL COMMON STOCKS (Cost $180,003,768)		$200,157,089

The accompanying notes are an integral part of the financial statements.	141

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES - 3.3%
Consumer discretionary - 0.2%
Diversified consumer services - 0.2%
The Honest Company, Inc. (I)(R)	12,795	$537,646
Information technology - 3.1%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	30,455	823,808
Internet software and services - 0.3%
DocuSign, Inc., Series B (I)(R)	1,234	23,561
DocuSign, Inc., Series B1 (I)(R)	370	7,064
DocuSign, Inc., Series D (I)(R)	887	16,936
DocuSign, Inc., Series E (I)(R)	22,933	437,862
DocuSign, Inc., Series F (I)(R)	3,823	72,993
		558,416
Software - 2.1%
Cloudera, Inc., Series F (I)(R)	33,122	991,010
DraftKings, Inc., Series D (I)(R)	44,990	321,229
DraftKings, Inc., Series D1 (I)(R)	41,614	318,988
MarkLogic Corp., Series F (I)(R)	72,325	839,997
Nutanix, Inc. (I)(R)	39,570	738,376
Telogis, Inc. (I)(R)	221,826	607,803
Zuora, Inc., Series F (I)(R)	192,994	733,242
		4,550,645
Technology hardware, storage and peripherals - 0.3%
Pure Storage, Inc., Series F (I)(R)	36,727	607,097
		6,539,966
TOTAL PREFERRED SECURITIES (Cost $5,768,281)		$7,077,612

SECURITIES LENDING COLLATERAL - 4.0%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	859,995	8,604,338
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,604,234)		$8,604,338
Total Investments (Small Cap Growth Fund)
(Cost $194,376,283) - 101.1%		$215,839,039
Other assets and liabilities, net - (1.1%)		(2,363,827)
TOTAL NET ASSETS - 100.0%		$213,475,212

Small Company Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 95.2%
Consumer discretionary - 16.2%
Auto components - 0.8%
Visteon Corp. (I)	14,138	$1,408,993
Distributors - 0.8%
Pool Corp.	22,380	1,559,438
Hotels, restaurants and leisure - 7.5%
BJ’s Restaurants, Inc. (I)	29,181	1,254,491
Brinker International, Inc.	23,581	1,252,859
Choice Hotels International, Inc.	19,680	1,003,680
Domino’s Pizza, Inc.	14,072	1,490,788
Dunkin’ Brands Group, Inc.	29,364	1,472,898
Jack in the Box, Inc.	20,080	1,569,854
Penn National Gaming, Inc. (I)	84,010	1,525,622
Texas Roadhouse, Inc.	40,956	1,474,006

Small Company Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
The Cheesecake Factory, Inc.	26,597	$1,443,419
Vail Resorts, Inc.	14,242	1,536,854
		14,024,471
Household durables - 0.7%
Standard Pacific Corp. (I)	157,424	1,330,233
Leisure products - 0.7%
Brunswick Corp.	28,044	1,394,067
Media - 0.7%
IMAX Corp. (I)	39,659	1,243,310
Specialty retail - 2.0%
DSW, Inc., Class A	35,250	1,046,573
Five Below, Inc. (I)	29,891	1,155,885
Group 1 Automotive, Inc.	17,470	1,526,878
		3,729,336
Textiles, apparel and luxury goods - 3.0%
Carter’s, Inc.	14,688	1,443,977
G-III Apparel Group, Ltd. (I)	37,060	2,569,370
Steven Madden, Ltd. (I)	40,892	1,670,847
		5,684,194
		30,374,042
Consumer staples - 1.3%
Food products - 1.3%
B&G Foods, Inc.	32,774	996,002
Lancaster Colony Corp.	16,054	1,522,401
		2,518,403
		2,518,403
Energy - 2.9%
Energy equipment and services - 1.2%
Atwood Oceanics, Inc.	20,001	382,219
Dril-Quip, Inc. (I)	14,561	1,003,835
Patterson-UTI Energy, Inc.	58,112	946,063
		2,332,117
Oil, gas and consumable fuels - 1.7%
Energen Corp.	18,758	975,416
Laredo Petroleum, Inc. (I)(L)	45,193	460,517
Oasis Petroleum, Inc. (I)(L)	33,774	376,918
SemGroup Corp., Class A	15,626	859,430
Ultra Petroleum Corp. (I)(L)	54,214	461,903
		3,134,184
		5,466,301
Financials - 7.5%
Banks - 3.7%
Cathay General Bancorp	47,301	1,401,529
Cullen/Frost Bankers, Inc.	19,254	1,244,964
Hancock Holding Company	36,793	1,033,147
Home BancShares, Inc.	38,664	1,473,872
SVB Financial Group (I)	14,150	1,769,882
		6,923,394
Capital markets - 2.4%
Affiliated Managers Group, Inc. (I)	6,452	1,202,911
Janus Capital Group, Inc.	78,836	1,173,080
Stifel Financial Corp. (I)	25,919	1,207,825
WisdomTree Investments, Inc.	46,213	866,494
		4,450,310

The accompanying notes are an integral part of the financial statements.	142

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance - 0.7%
American Equity Investment Life
Holding Company	57,204	$1,387,769
Real estate investment trusts - 0.7%
Corrections Corp. of America	42,269	1,241,863
		14,003,336
Health care - 24.6%
Biotechnology - 7.4%
ACADIA Pharmaceuticals, Inc. (I)	22,985	841,941
Alnylam Pharmaceuticals, Inc. (I)	13,666	1,406,368
Anacor Pharmaceuticals, Inc. (I)	11,076	1,444,421
Cepheid, Inc. (I)	24,012	1,170,345
Enanta Pharmaceuticals, Inc. (I)	17,625	688,080
Exact Sciences Corp. (I)	82,376	1,821,333
Incyte Corp. (I)	17,426	2,024,727
Insys Therapeutics, Inc. (I)(L)	11,290	366,022
Neurocrine Biosciences, Inc. (I)	34,212	1,586,753
Repligen Corp. (I)	37,275	1,270,332
Seattle Genetics, Inc. (I)	28,945	1,165,615
		13,785,937
Health care equipment and supplies - 4.9%
Alere, Inc. (I)	17,193	893,520
DexCom, Inc. (I)	31,428	2,958,632
Hill-Rom Holdings, Inc.	30,306	1,601,369
NuVasive, Inc. (I)	38,612	2,035,625
Sirona Dental Systems, Inc. (I)	16,822	1,604,482
		9,093,628
Health care providers and services - 5.9%
Chemed Corp.	16,953	2,311,542
Community Health Systems, Inc. (I)	32,476	1,743,961
Envision Healthcare Holdings, Inc. (I)	36,933	1,513,145
HealthEquity, Inc. (I)	3,751	109,979
HealthSouth Corp.	38,219	1,631,951
Select Medical Holdings Corp.	93,787	1,209,852
VCA, Inc. (I)	46,071	2,551,412
		11,071,842
Health care technology - 0.1%
HMS Holdings Corp. (I)	26,383	275,702
Life sciences tools and services - 3.7%
Affymetrix, Inc. (I)	96,999	905,001
Bio-Techne Corp.	14,613	1,380,636
PAREXEL International Corp. (I)	27,063	1,778,580
PerkinElmer, Inc.	28,778	1,400,913
VWR Corp. (I)	57,804	1,517,355
		6,982,485
Pharmaceuticals - 2.6%
Catalent, Inc. (I)	50,932	1,619,128
Jazz Pharmaceuticals PLC (I)	8,308	1,402,557
Nektar Therapeutics (I)	101,994	1,127,034
Pacira Pharmaceuticals, Inc. (I)	12,223	703,434
		4,852,153
		46,061,747
Industrials - 14.2%
Aerospace and defense - 1.7%
Hexcel Corp.	30,584	1,475,984
TransDigm Group, Inc. (I)	7,238	1,663,510
		3,139,494

Small Company Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics - 0.7%
Forward Air Corp.	30,467	$1,371,624
Building products - 1.6%
AO Smith Corp.	24,027	1,549,982
Masonite International Corp. (I)	21,236	1,402,638
		2,952,620
Commercial services and supplies - 1.5%
Pitney Bowes, Inc.	68,367	1,354,350
Steelcase, Inc., Class A	83,682	1,475,314
		2,829,664
Electrical equipment - 1.4%
Acuity Brands, Inc.	13,249	2,581,833
Machinery - 2.8%
ITT Corp.	39,664	1,483,830
WABCO Holdings, Inc. (I)	15,951	1,839,469
Wabtec Corp.	19,102	1,829,208
		5,152,507
Marine - 0.6%
Kirby Corp. (I)	16,917	1,193,156
Professional services - 0.7%
CEB, Inc.	18,651	1,335,785
Road and rail - 2.3%
Knight Transportation, Inc.	61,161	1,663,579
Old Dominion Freight Line, Inc. (I)	20,525	1,364,707
Swift Transportation Company (I)	65,383	1,274,315
		4,302,601
Trading companies and distributors - 0.9%
Watsco, Inc.	14,234	1,743,096
		26,602,380
Information technology - 24.3%
Communications equipment - 2.1%
ARRIS Group, Inc. (I)	61,778	1,632,175
Finisar Corp. (I)	48,082	741,905
Infinera Corp. (I)	69,429	1,514,941
		3,889,021
Electronic equipment, instruments and components - 1.4%
Cognex Corp.	32,993	1,173,231
SYNNEX Corp.	18,572	1,470,717
		2,643,948
Internet software and services - 2.2%
CoStar Group, Inc. (I)	12,208	2,161,304
Envestnet, Inc. (I)	27,103	846,427
HomeAway, Inc. (I)	38,689	1,109,987
		4,117,718
IT services - 2.0%
Booz Allen Hamilton Holding Corp.	57,216	1,527,667
EPAM Systems, Inc. (I)	32,332	2,282,963
		3,810,630
Semiconductors and semiconductor equipment - 4.1%
Atmel Corp.	179,406	1,465,747
Cavium, Inc. (I)	23,041	1,567,249
MKS Instruments, Inc.	30,714	1,035,062
Monolithic Power Systems, Inc.	28,681	1,379,269
Power Integrations, Inc.	26,960	1,058,180
Silicon Laboratories, Inc. (I)	26,954	1,171,960
		7,677,467

The accompanying notes are an integral part of the financial statements.	143

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software - 11.9%
Aspen Technology, Inc. (I)	36,900	$1,397,403
Cadence Design Systems, Inc. (I)	78,186	1,565,284
CommVault Systems, Inc. (I)	31,104	1,114,767
Fair Isaac Corp.	15,834	1,354,915
Guidewire Software, Inc. (I)	29,504	1,649,569
Interactive Intelligence Group, Inc. (I)	23,458	821,265
Manhattan Associates, Inc. (I)	64,296	3,760,029
Mentor Graphics Corp.	59,461	1,536,472
MicroStrategy, Inc., Class A (I)	9,592	1,905,930
Proofpoint, Inc. (I)	4,538	255,671
Qlik Technologies, Inc. (I)	47,909	1,813,835
Qualys, Inc. (I)	35,583	1,034,042
SolarWinds, Inc. (I)	30,069	1,195,243
The Ultimate Software Group, Inc. (I)	9,794	1,725,605
Verint Systems, Inc. (I)	24,267	1,294,159
		22,424,189
Technology hardware, storage and peripherals - 0.6%
Cray, Inc. (I)	51,834	1,098,362
		45,661,335
Materials - 2.7%
Chemicals - 0.8%
PolyOne Corp.	43,901	1,425,465
Construction materials - 0.9%
Martin Marietta Materials, Inc.	10,663	1,789,251
Containers and packaging - 0.6%
Berry Plastics Group, Inc. (I)	39,644	1,173,462
Metals and mining - 0.4%
Carpenter Technology Corp.	18,944	738,816
		5,126,994
Telecommunication services - 1.5%
Wireless telecommunication services - 1.5%
SBA Communications Corp., Class A (I)	23,198	2,742,004
TOTAL COMMON STOCKS (Cost $129,882,094)		$178,556,542

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	148,312	1,483,879
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,483,863)		$1,483,879

SHORT-TERM INVESTMENTS - 4.0%
Money market funds - 4.0%
State Street Institutional Liquid Reserves
Fund, 0.1239% (Y)	7,603,599	7,603,599
TOTAL SHORT-TERM INVESTMENTS (Cost $7,603,599)		$7,603,599
Total Investments (Small Company Growth Fund)
(Cost $138,969,556) - 100.0%		$187,644,020
Other assets and liabilities, net - 0.0%		(33,393)
TOTAL NET ASSETS - 100.0%		$187,610,627

Small Company Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 97.5%
Consumer discretionary - 12.7%
Auto components - 1.6%
Dorman Products, Inc. (I)(L)	43,000	$2,165,050
Drew Industries, Inc.	44,600	2,464,596
		4,629,646
Distributors - 0.9%
Pool Corp.	36,700	2,557,256
Diversified consumer services - 0.3%
American Public Education, Inc. (I)	37,900	831,147
Hotels, restaurants and leisure - 0.6%
Interval Leisure Group, Inc.	36,200	726,172
Red Robin Gourmet Burgers, Inc. (I)	12,600	992,754
		1,718,926
Household durables - 2.3%
Cavco Industries, Inc. (I)	19,000	1,359,450
CSS Industries, Inc.	49,300	1,305,464
Ethan Allen Interiors, Inc. (L)	59,300	1,764,175
Meritage Homes Corp. (I)	50,900	2,144,926
		6,574,015
Leisure products - 0.3%
Brunswick Corp.	15,200	755,592
Media - 1.5%
National CineMedia, Inc.	16,600	218,290
New Media Investment Group, Inc.	84,000	1,253,280
Saga Communications, Inc., Class A	52,400	1,829,284
Scholastic Corp.	21,900	946,299
		4,247,153
Multiline retail - 0.3%
Fred’s, Inc., Class A	71,900	943,328
Specialty retail - 3.2%
Aaron’s, Inc.	110,000	4,141,500
Haverty Furniture Companies, Inc.	67,300	1,555,303
Party City Holdco, Inc. (I)	36,800	623,392
Pier 1 Imports, Inc. (L)	125,450	1,277,081
Sportsman’s Warehouse Holdings, Inc. (I)(L)	101,700	1,313,964
		8,911,240
Textiles, apparel and luxury goods - 1.7%
Crocs, Inc. (I)	51,700	761,541
Culp, Inc.	78,700	2,420,025
Steven Madden, Ltd. (I)	35,800	1,462,788
		4,644,354
		35,812,657
Consumer staples - 3.3%
Food and staples retailing - 1.4%
PriceSmart, Inc.	27,100	2,303,771
SpartanNash Company	61,800	1,748,940
		4,052,711
Food products - 1.5%
Pinnacle Foods, Inc.	32,600	1,461,784
Post Holdings, Inc. (I)	41,800	2,728,704
		4,190,488
Tobacco - 0.4%
Vector Group, Ltd.	49,300	1,174,819
		9,418,018

The accompanying notes are an integral part of the financial statements.	144

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy - 4.7%
Energy equipment and services - 1.9%
Atwood Oceanics, Inc. (L)	52,200	$997,542
Bristow Group, Inc.	24,600	911,676
RPC, Inc. (L)	111,700	1,297,954
Tesco Corp.	80,800	685,992
TETRA Technologies, Inc. (I)	181,800	1,398,042
		5,291,206
Oil, gas and consumable fuels - 2.8%
Clayton Williams Energy, Inc. (I)(L)	32,000	1,628,160
Matador Resources Company (I)	125,200	2,868,332
PDC Energy, Inc. (I)	23,400	1,314,612
Teekay Tankers, Ltd., Class A	201,500	1,184,820
WPX Energy, Inc. (I)	137,300	1,003,663
		7,999,587
		13,290,793
Financials - 31.4%
Banks - 12.2%
BankUnited, Inc.	49,100	1,749,924
BBCN Bancorp, Inc.	98,500	1,433,175
Columbia Banking System, Inc.	91,200	2,764,272
East West Bancorp, Inc.	118,395	4,784,342
Glacier Bancorp, Inc.	106,000	2,757,060
Home BancShares, Inc.	159,100	6,064,892
National Bank Holdings Corp., Class A	91,700	1,849,589
Popular, Inc. (I)	51,800	1,520,848
Sandy Spring Bancorp, Inc.	65,100	1,671,117
Signature Bank (I)	18,300	2,442,867
SVB Financial Group (I)	34,800	4,352,784
Wintrust Financial Corp.	62,500	3,187,500
		34,578,370
Capital markets - 2.7%
Hercules Technology Growth Capital, Inc.	161,900	1,878,040
Houlihan Lokey, Inc. (I)	8,500	187,000
Janus Capital Group, Inc.	81,200	1,208,256
Main Street Capital Corp. (L)	37,700	1,058,993
Safeguard Scientifics, Inc. (I)	65,600	1,148,000
TPG Specialty Lending, Inc.	50,500	881,730
Waddell & Reed Financial, Inc., Class A	31,700	1,238,519
		7,600,538
Diversified financial services - 0.5%
Compass Diversified Holdings	86,700	1,447,890
Insurance - 4.5%
Assured Guaranty, Ltd.	54,202	1,369,143
Employers Holdings, Inc.	75,750	1,670,288
Enstar Group, Ltd. (I)	4,600	672,106
National Interstate Corp.	66,200	1,833,740
ProAssurance Corp.	112,400	5,421,052
Safety Insurance Group, Inc.	15,600	820,248
State Auto Financial Corp.	46,300	1,013,970
Third Point Reinsurance, Ltd. (I)	1,100	15,389
		12,815,936
Real estate investment trusts - 9.6%
Acadia Realty Trust	79,000	2,334,450
American Assets Trust, Inc.	18,700	720,324
American Campus Communities, Inc.	38,900	1,332,325
CatchMark Timber Trust, Inc., Class A	70,490	709,834
Cedar Realty Trust, Inc.	165,100	1,033,526
Corporate Office Properties Trust	36,300	763,389
Douglas Emmett, Inc.	25,200	696,276

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
First Potomac Realty Trust	143,600	$1,509,236
Hatteras Financial Corp.	96,200	1,561,326
Home Properties, Inc.	20,300	1,506,463
Kilroy Realty Corp.	31,000	2,010,660
Kite Realty Group Trust	62,600	1,471,726
LaSalle Hotel Properties	73,300	2,306,018
Potlatch Corp.	48,400	1,598,168
PS Business Parks, Inc.	15,800	1,152,768
Redwood Trust, Inc.	102,500	1,495,475
Saul Centers, Inc.	38,600	1,904,524
Strategic Hotels & Resorts, Inc. (I)	116,100	1,566,189
Washington Real Estate Investment Trust	55,000	1,353,000
		27,025,677
Real estate management and development - 0.3%
Forestar Group, Inc. (I)	57,500	743,475
Thrifts and mortgage finance - 1.6%
Radian Group, Inc.	113,600	2,042,528
United Financial Bancorp, Inc.	101,800	1,277,590
WSFS Financial Corp.	48,100	1,324,193
		4,644,311
		88,856,197
Health care - 6.8%
Biotechnology - 0.4%
Momenta Pharmaceuticals, Inc. (I)	59,500	1,160,845
Health care equipment and supplies - 4.2%
Analogic Corp.	18,400	1,482,672
Atrion Corp.	6,100	2,360,700
Halyard Health, Inc. (I)	65,400	2,056,176
Quidel Corp. (I)	82,200	1,692,498
West Pharmaceutical Services, Inc.	75,100	4,194,335
		11,786,381
Health care providers and services - 2.2%
National HealthCare Corp.	33,200	2,003,952
Select Medical Holdings Corp.	68,500	883,650
The Ensign Group, Inc.	13,100	615,045
Triple-S Management Corp., Class B (I)	47,830	1,006,343
WellCare Health Plans, Inc. (I)	19,800	1,795,266
		6,304,256
		19,251,482
Industrials - 17.7%
Aerospace and defense - 0.3%
Cubic Corp.	21,100	888,732
Air freight and logistics - 0.8%
Hub Group, Inc., Class A (I)	30,500	1,149,545
UTi Worldwide, Inc. (I)	139,200	991,104
		2,140,649
Airlines - 0.1%
Alaska Air Group, Inc.	5,500	411,730
Building products - 0.8%
Gibraltar Industries, Inc. (I)	14,300	234,377
Universal Forest Products, Inc.	33,300	1,999,998
		2,234,375
Commercial services and supplies - 4.2%
Brady Corp., Class A	36,700	805,932
G&K Services, Inc., Class A	41,300	2,792,293
Matthews International Corp., Class A	46,200	2,346,036
McGrath RentCorp	97,200	2,493,180

The accompanying notes are an integral part of the financial statements.	145

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
MSA Safety, Inc.	28,800	$1,309,824
US Ecology, Inc.	42,000	2,098,320
		11,845,585
Construction and engineering - 1.3%
Aegion Corp. (I)	78,000	1,435,200
Comfort Systems USA, Inc.	75,800	2,101,176
		3,536,376
Machinery - 3.0%
CIRCOR International, Inc.	33,300	1,506,492
ESCO Technologies, Inc.	60,600	2,188,266
Hillenbrand, Inc.	34,370	926,615
Nordson Corp.	28,600	1,902,472
RBC Bearings, Inc. (I)	13,200	816,552
Sun Hydraulics Corp.	39,700	1,280,722
		8,621,119
Marine - 0.7%
Kirby Corp. (I)	27,500	1,939,575
Professional services - 1.2%
FTI Consulting, Inc. (I)	38,600	1,538,596
Navigant Consulting, Inc. (I)	115,200	1,819,008
		3,357,604
Road and rail - 3.4%
Genesee & Wyoming, Inc., Class A (I)	56,100	3,836,118
Landstar System, Inc.	67,300	4,455,260
Universal Truckload Services, Inc.	52,400	1,028,612
YRC Worldwide, Inc. (I)	22,300	372,633
		9,692,623
Trading companies and distributors - 1.9%
Beacon Roofing Supply, Inc. (I)	105,000	3,806,250
Kaman Corp.	40,000	1,553,200
		5,359,450
		50,027,818
Information technology - 9.6%
Communications equipment - 0.9%
Ixia (I)	133,500	2,065,245
Sonus Networks, Inc. (I)	52,020	366,221
		2,431,466
Electronic equipment, instruments and components - 5.5%
Badger Meter, Inc. (L)	26,600	1,550,514
Belden, Inc.	45,600	2,297,784
Electro Rent Corp.	124,500	1,327,170
Fabrinet (I)	66,300	1,318,044
Littelfuse, Inc.	35,300	3,168,175
Methode Electronics, Inc.	43,700	1,161,109
Newport Corp. (I)	50,200	768,060
SYNNEX Corp.	48,800	3,864,472
		15,455,328
Semiconductors and semiconductor equipment - 2.6%
Advanced Energy Industries, Inc. (I)	69,200	1,679,484
Brooks Automation, Inc.	78,800	817,944
Cabot Microelectronics Corp. (I)	53,500	2,320,830
Entegris, Inc. (I)	50,600	694,738
Intersil Corp., Class A	57,300	603,942
Teradyne, Inc.	74,900	1,351,196
		7,468,134

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software - 0.6%
Progress Software Corp. (I)	62,800	$1,701,252
		27,056,180
Materials - 5.4%
Chemicals - 2.6%
American Vanguard Corp.	69,400	927,184
Innospec, Inc.	81,500	4,001,650
Minerals Technologies, Inc.	46,500	2,501,235
		7,430,069
Containers and packaging - 0.5%
Myers Industries, Inc.	101,200	1,443,112
Metals and mining - 1.0%
Carpenter Technology Corp.	48,600	1,895,400
Reliance Steel & Aluminum Company	1,300	75,556
Stillwater Mining Company (I)	86,400	825,120
		2,796,076
Paper and forest products - 1.3%
Clearwater Paper Corp. (I)	42,400	2,376,944
Wausau Paper Corp.	178,600	1,391,294
		3,768,238
		15,437,495
Utilities - 5.9%
Electric utilities - 2.6%
Cleco Corp.	22,000	1,178,760
El Paso Electric Company	67,300	2,382,420
PNM Resources, Inc.	92,100	2,358,681
Portland General Electric Company	45,500	1,571,570
		7,491,431
Gas utilities - 1.8%
ONE Gas, Inc.	40,100	1,723,097
Southwest Gas Corp.	60,300	3,321,927
		5,045,024
Multi-utilities - 1.5%
NorthWestern Corp.	53,100	2,742,084
Vectren Corp.	37,500	1,508,625
		4,250,709
		16,787,164
TOTAL COMMON STOCKS (Cost $184,013,568)		$275,937,804

SECURITIES LENDING COLLATERAL - 3.8%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	1,064,645	10,651,882
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,651,892)		$10,651,882

SHORT-TERM INVESTMENTS - 2.0%
Money market funds - 2.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	471,675	471,675

The accompanying notes are an integral part of the financial statements.	146

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.0975% (Y)	5,234,943	$5,234,943
		5,706,618
TOTAL SHORT-TERM INVESTMENTS (Cost $5,706,618)		$5,706,618
Total Investments (Small Company Value Fund)
(Cost $200,372,078) - 103.3%		$292,296,304
Other assets and liabilities, net - (3.3%)		(9,373,763)
TOTAL NET ASSETS - 100.0%		$282,922,541

Strategic Equity Allocation Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 93.2%
Consumer discretionary - 11.9%
Auto components - 0.7%
Aisin Seiki Company, Ltd.	23,600	$848,598
American Axle &
Manufacturing Holdings, Inc. (I)	11,630	234,926
BorgWarner, Inc.	41,173	1,796,790
Bridgestone Corp.	80,400	2,688,384
Cheng Shin Rubber Industry Company, Ltd.	155,516	249,733
Cie Generale des Etablissements Michelin	25,360	2,448,765
Continental AG	15,222	3,224,177
Cooper Tire & Rubber Company	8,868	342,305
Cooper-Standard Holding, Inc. (I)	2,075	119,147
Dana Holding Corp.	63,623	1,115,947
Delphi Automotive PLC	52,782	3,986,097
Denso Corp.	60,200	2,685,978
Dorman Products, Inc. (I)(L)	4,183	210,614
Drew Industries, Inc.	3,716	205,346
Federal-Mogul Holdings Corp. (I)	5,106	46,975
Fox Factory Holding Corp. (I)	2,905	43,633
Gentex Corp.	69,566	1,078,273
Gentherm, Inc. (I)	5,631	256,717
GKN PLC	199,800	887,241
Halla Visteon Climate Control Corp.	2,493	76,660
Hankook Tire Company, Ltd.	4,959	154,816
Horizon Global Corp. (I)	2,893	30,261
Hyundai Mobis Company, Ltd.	4,547	793,426
Hyundai Wia Corp.	1,089	96,197
Johnson Controls, Inc.	119,508	4,916,559
Koito Manufacturing Company, Ltd.	12,900	440,818
Magna International, Inc.	51,272	2,530,084
Metaldyne Performance Group, Inc.	1,811	34,192
Modine Manufacturing Company (I)	7,904	70,188
Motorcar Parts of America, Inc. (I)	2,923	93,214
NGK Spark Plug Company, Ltd.	22,000	538,869
NHK Spring Company, Ltd.	18,300	176,466
NOK Corp.	11,700	287,605
Nokian Renkaat OYJ	14,052	378,738
Pirelli & C. SpA	33,814	566,545
Remy International, Inc. (I)	4,616	135,249
Standard Motor Products, Inc.	3,136	111,014
Stanley Electric Company, Ltd.	16,900	328,000
Stoneridge, Inc. (I)	4,845	59,157
Strattec Security Corp.	660	41,639
Sumitomo Electric Industries, Ltd.	93,000	1,272,617

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Sumitomo Rubber Industries, Ltd.	21,600	$305,196
Superior Industries International, Inc.	3,963	75,693
Tenneco, Inc. (I)	9,403	442,411
The Goodyear Tire & Rubber Company	49,042	1,459,980
The Yokohama Rubber Company, Ltd.	12,000	235,151
Tower International, Inc. (I)	3,479	85,062
Toyoda Gosei Company, Ltd.	7,500	146,505
Toyota Industries Corp.	20,200	999,208
Valeo SA	10,873	1,361,604
		40,712,770
Automobiles - 1.4%
Astra International Tbk PT	1,195,708	503,662
Bayerische Motoren Werke AG	45,827	4,211,995
Brilliance China Automotive Holdings, Ltd.	287,500	347,278
Byd Company, Ltd., H Shares (I)	60,994	248,663
China Motor Corp.	46,000	31,254
Chongqing Changan Automobile
Company, Ltd., Class B	81,600	129,382
Daihatsu Motor Company, Ltd.	23,700	289,135
Daimler AG	133,151	10,672,657
Dongfeng Motor Group Company, Ltd.,
H Shares	258,780	259,910
Fiat Chrysler Automobiles NV (I)	118,704	1,664,258
Ford Motor Company	724,576	10,049,869
Ford Otomotiv Sanayi AS	7,237	73,269
Fuji Heavy Industries, Ltd.	72,700	2,541,506
Geely Automobile Holdings, Ltd.	505,000	195,335
General Motors Company	245,973	7,241,445
Great Wall Motor Company, Ltd., H Shares	98,250	261,631
Guangzhou Automobile Group Company, Ltd.,
H Shares	211,219	148,052
Harley-Davidson, Inc.	37,868	2,122,501
Honda Motor Company, Ltd.	201,600	6,341,142
Hyundai Motor Company	10,289	1,294,907
Isuzu Motors, Ltd.	73,300	830,354
Kia Motors Corp.	17,581	723,094
Mahindra & Mahindra, Ltd., ADR	1,434	26,816
Mahindra & Mahindra, Ltd., GDR	21,771	399,608
Mazda Motor Corp.	66,800	1,144,780
Mitsubishi Motors Corp.	78,700	601,824
Nissan Motor Company, Ltd.	307,800	2,768,174
Peugeot SA (I)	59,221	1,018,121
Renault SA	26,338	2,180,955
Suzuki Motor Corp.	45,200	1,534,829
Tata Motors, Ltd., ADR (I)	9,836	249,048
Thor Industries, Inc.	10,779	588,318
Tofas Turk Otomobil Fabrikasi AS	13,443	83,311
Toyota Motor Corp.	338,000	19,977,901
UMW Holdings BHD	48,200	97,572
Volkswagen AG	4,897	913,257
Winnebago Industries, Inc. (L)	4,248	86,999
Yamaha Motor Company, Ltd.	32,500	625,655
Yulon Motor Company, Ltd.	71,000	64,311
		82,542,778
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,647	219,221
Genuine Parts Company	27,780	2,319,352
Imperial Holdings, Ltd.	25,029	348,169
Jardine Cycle and Carriage, Ltd.	10,254	208,140
LKQ Corp. (I)	71,931	2,157,211
Pool Corp.	6,796	473,545
VOXX International Corp. (I)	3,671	28,450

The accompanying notes are an integral part of the financial statements.	147

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distributors (continued)
Weyco Group, Inc.	1,271	$34,253
		5,788,341
Diversified consumer services - 0.1%
2U, Inc. (I)	3,804	133,026
American Public Education, Inc. (I)	2,827	61,996
Apollo Education Group, Inc. (I)	37,566	417,358
Benesse Holdings, Inc.	8,500	225,286
Bright Horizons Family Solutions, Inc. (I)	5,783	353,457
Capella Education Company	1,940	94,575
Career Education Corp. (I)	11,788	43,733
Carriage Services, Inc.	2,704	62,057
Chegg, Inc. (I)(L)	12,370	91,909
DeVry Education Group, Inc.	23,459	613,687
Estacio Participacoes SA	30,875	106,162
Graham Holdings Company, Class B	1,048	693,315
Grand Canyon Education, Inc. (I)	7,339	271,249
H&R Block, Inc.	50,063	1,703,143
Houghton Mifflin Harcourt Company (I)	21,278	480,457
K12, Inc. (I)	5,495	72,644
Kroton Educacional SA	142,080	340,053
LifeLock, Inc. (I)(L)	14,639	123,700
Monitronics International, Inc., Class A (I)	2,289	64,275
Regis Corp. (I)	6,434	69,745
Service Corp. International	47,786	1,416,855
Sotheby’s (L)	24,236	853,350
Steiner Leisure, Ltd. (I)	2,098	133,580
Strayer Education, Inc. (I)	1,755	91,681
Universal Technical Institute, Inc.	4,079	18,192
		8,535,485
Hotels, restaurants and leisure - 1.5%
Accor SA	28,664	1,357,229
Aristocrat Leisure, Ltd.	41,275	247,364
Belmond, Ltd., Class A (I)	14,916	169,595
Berjaya Sports Toto BHD	43,712	30,740
Biglari Holdings, Inc. (I)	251	93,688
BJ’s Restaurants, Inc. (I)	3,325	142,942
Bloomin’ Brands, Inc.	19,193	397,295
Bob Evans Farms, Inc.	3,717	167,971
Bojangles’, Inc. (I)(L)	1,326	27,607
Boyd Gaming Corp. (I)	12,383	199,366
Bravo Brio Restaurant Group, Inc. (I)	2,814	35,879
Brinker International, Inc.	14,456	768,047
Buffalo Wild Wings, Inc. (I)	7,418	1,407,046
Caesars Acquisition Company, Class A (I)	7,531	53,621
Caesars Entertainment Corp. (I)(L)	9,180	87,669
Carnival Corp.	81,918	4,032,823
Carnival PLC	22,458	1,134,336
Carrols Restaurant Group, Inc. (I)	6,286	79,518
Chipotle Mexican Grill, Inc. (I)	5,641	4,005,166
Churchill Downs, Inc.	2,079	276,237
Chuy’s Holdings, Inc. (I)	2,707	82,942
ClubCorp Holdings, Inc.	6,975	157,007
Compass Group PLC	203,081	3,203,112
Cracker Barrel Old Country Store, Inc. (L)	8,609	1,241,246
Crown Resorts, Ltd.	27,902	226,908
Darden Restaurants, Inc.	23,067	1,568,787
Dave & Buster’s Entertainment, Inc. (I)	3,544	122,055
Del Frisco’s Restaurant Group, Inc. (I)	3,876	57,520
Denny’s Corp. (I)	13,418	150,684
Diamond Resorts International, Inc. (I)	6,438	163,461
DineEquity, Inc.	2,598	248,109
Domino’s Pizza, Inc.	13,051	1,382,623

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Dunkin’ Brands Group, Inc.	22,756	$1,141,441
El Pollo Loco Holdings, Inc. (I)	2,139	27,828
Eldorado Resorts, Inc. (I)	5,159	48,598
Fiesta Restaurant Group, Inc. (I)	4,219	217,869
Flight Centre Travel Group, Ltd. (L)	4,245	111,733
Galaxy Entertainment Group, Ltd.	213,000	682,393
Genting BHD	195,300	318,812
Genting Malaysia BHD	255,060	240,626
Genting Singapore PLC	522,900	286,333
InterContinental Hotels Group PLC	28,762	1,076,842
International Speedway Corp., Class A	11,031	353,985
Interval Leisure Group, Inc.	6,258	125,535
Intrawest Resorts Holdings, Inc. (I)	3,160	28,408
Isle of Capri Casinos, Inc. (I)	3,696	68,228
Jack in the Box, Inc.	14,593	1,140,881
Jamba, Inc. (I)(L)	2,488	34,384
Jollibee Foods Corp.	36,150	147,991
Kangwon Land, Inc.	7,851	282,216
Krispy Kreme Doughnuts, Inc. (I)	10,191	174,674
La Quinta Holdings, Inc. (I)	14,284	269,253
Marriott International, Inc., Class A	37,710	2,664,589
Marriott Vacations Worldwide Corp.	3,933	279,282
McDonald’s Corp.	174,759	16,605,600
McDonald’s Holdings
Company Japan, Ltd. (L)	7,700	169,524
Merlin Entertainments PLC (S)	85,446	505,749
MGM China Holdings, Ltd.	88,000	145,777
Minor International PCL, Foreign Shares	128,030	94,652
Monarch Casino & Resort, Inc. (I)	2,041	35,820
Morgans Hotel Group Company (I)	5,802	26,631
Noodles & Company (I)(L)	2,062	24,579
Oriental Land Company, Ltd.	24,700	1,360,324
Panera Bread Company, Class A (I)	5,998	1,069,443
Papa John’s International, Inc.	4,500	302,625
Papa Murphy’s Holdings, Inc. (I)(L)	1,644	24,298
Paradise Company, Ltd.	3,034	58,395
Penn National Gaming, Inc. (I)	12,522	227,400
Pinnacle Entertainment, Inc. (I)	9,369	353,867
Popeyes Louisiana Kitchen, Inc. (I)	3,574	198,786
Potbelly Corp. (I)(L)	3,627	38,301
Red Robin Gourmet Burgers, Inc. (I)	2,192	172,708
Restaurant Brands International, Inc.	25,300	970,769
Royal Caribbean Cruises, Ltd.	29,957	2,641,009
Ruby Tuesday, Inc. (I)	10,042	66,076
Ruth’s Hospitality Group, Inc.	5,800	93,264
Sands China, Ltd.	220,452	766,250
Scientific Games Corp., Class A (I)(L)	8,054	88,755
SeaWorld Entertainment, Inc. (L)	10,320	183,696
Shake Shack, Inc., Class A (I)(L)	908	45,346
Shangri-La Asia, Ltd.	112,500	110,405
SJM Holdings, Ltd.	182,384	165,133
Sodexo	12,833	1,126,942
Sonic Corp.	8,157	220,239
Speedway Motorsports, Inc.	2,099	40,616
Starbucks Corp.	273,518	14,964,170
Starwood Hotels & Resorts Worldwide, Inc.	31,217	2,231,079
Tabcorp Holdings, Ltd.	63,547	209,594
Tatts Group, Ltd.	110,763	289,777
Texas Roadhouse, Inc.	10,834	389,916
The Cheesecake Factory, Inc.	18,205	987,985
The Habit Restaurants, Inc., Class A (I)(L)	1,929	48,071
The Marcus Corp.	3,107	60,307
The Wendy’s Company	54,665	497,998

The accompanying notes are an integral part of the financial statements.	148

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Tsogo Sun Holdings, Ltd.	48,570	$85,776
Tui AG	55,268	972,681
Vail Resorts, Inc.	5,639	608,504
Whitbread PLC	22,160	1,618,328
William Hill PLC	106,519	583,871
Wyndham Worldwide Corp.	21,925	1,676,824
Wynn Macau, Ltd.	142,950	220,635
Wynn Resorts, Ltd.	14,732	1,105,637
Yum! Brands, Inc.	78,756	6,282,366
Zoe’s Kitchen, Inc. (I)(L)	3,068	105,969
		93,912,961
Household durables - 0.7%
Arcelik AS	22,997	107,836
Barratt Developments PLC	121,279	1,180,683
Bassett Furniture Industries, Inc.	1,864	54,093
Beazer Homes USA, Inc. (I)	4,459	74,465
Casio Computer Company, Ltd. (L)	24,900	477,579
Cavco Industries, Inc. (I)	1,440	103,032
Century Communities, Inc. (I)	2,575	56,650
Coway Company, Ltd.	3,602	256,954
CSS Industries, Inc.	1,659	43,930
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	24,461	56,656
D.R. Horton, Inc.	60,626	1,841,212
Electrolux AB, Series B	23,776	669,658
Ethan Allen Interiors, Inc. (L)	4,085	121,529
Flexsteel Industries, Inc.	1,086	33,449
Garmin, Ltd. (L)	22,292	838,402
Haier Electronics Group Company, Ltd.	115,000	206,119
Hanssem Company, Ltd.	628	168,994
Harman International Industries, Inc.	12,975	1,268,177
Helen of Troy, Ltd. (I)	4,399	374,531
Hooker Furniture Corp.	1,952	46,575
Hovnanian Enterprises, Inc., Class A (I)(L)	19,835	37,091
Husqvarna AB, B Shares	40,725	264,149
Iida Group Holdings Company, Ltd.	17,700	311,905
Installed Building Products, Inc. (I)	3,189	85,210
iRobot Corp. (I)	4,665	136,685
Jarden Corp. (I)	45,866	2,354,760
KB Home	34,154	500,356
La-Z-Boy, Inc.	7,989	220,576
Leggett & Platt, Inc.	25,201	1,119,428
Lennar Corp., Class A	32,538	1,656,184
LG Electronics, Inc.	7,098	266,898
LGI Homes, Inc. (I)	2,401	62,522
Libbey, Inc.	3,487	122,882
Lifetime Brands, Inc.	2,164	31,421
M/I Homes, Inc. (I)	3,863	96,498
MDC Holdings, Inc.	15,206	433,219
Meritage Homes Corp. (I)	6,112	257,560
Mohawk Industries, Inc. (I)	11,297	2,225,170
NACCO Industries, Inc., Class A	807	42,480
Newell Rubbermaid, Inc.	49,312	2,077,515
Nikon Corp.	42,000	536,862
NVR, Inc. (I)	913	1,387,714
Panasonic Corp.	273,400	2,994,177
Persimmon PLC (I)	37,392	1,196,272
PulteGroup, Inc.	60,160	1,244,710
Rinnai Corp.	4,400	329,187
Sekisui Chemical Company, Ltd.	51,000	561,656
Sekisui House, Ltd.	73,600	1,097,062
Sharp Corp. (I)(L)	187,000	272,205
Sony Corp.	144,700	3,731,230

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Standard Pacific Corp. (I)	22,501	$190,133
Steinhoff International Holdings, Ltd.	310,499	1,859,764
Taylor Morrison Home Corp., Class A (I)	5,079	101,326
Taylor Wimpey PLC	397,375	1,217,834
Techtronic Industries Company	123,500	446,622
Tempur Sealy International, Inc. (I)	14,430	1,053,679
The Ryland Group, Inc.	7,236	312,885
Toll Brothers, Inc. (I)	37,894	1,400,941
TopBuild Corp. (I)	7,076	224,451
TRI Pointe Group, Inc. (I)	58,187	807,636
Tupperware Brands Corp.	11,786	603,797
Universal Electronics, Inc. (I)	2,539	115,753
WCI Communities, Inc. (I)	2,488	62,001
Whirlpool Corp.	14,387	2,418,455
William Lyon Homes, Class A (I)	3,049	69,090
ZAGG, Inc. (I)	5,112	37,420
		44,555,895
Internet and catalog retail - 1.0%
1-800-Flowers.com, Inc., Class A (I)	4,021	33,736
Amazon.com, Inc. (I)	69,597	35,695,605
B2W Cia Digital (I)	11,015	47,381
Blue Nile, Inc. (I)	2,026	69,006
Etsy, Inc. (I)(L)	3,172	45,455
Expedia, Inc.	18,290	2,103,167
FTD Companies, Inc. (I)	2,813	84,081
HSN, Inc.	12,722	773,625
Lands’ End, Inc. (I)	2,621	66,678
Liberty TripAdvisor Holdings, Inc., Class A (I)	11,658	295,763
Netflix, Inc. (I)	77,364	8,899,181
Nutrisystem, Inc.	4,562	127,645
Orbitz Worldwide, Inc. (I)(L)	17,215	197,456
Overstock.com, Inc. (I)	2,044	40,165
PetMed Express, Inc. (L)	3,510	58,196
Rakuten, Inc.	115,100	1,641,136
Shutterfly, Inc. (I)	5,839	226,904
The Priceline Group, Inc. (I)	9,444	11,792,156
Travelport Worldwide, Ltd. (L)	16,302	216,002
TripAdvisor, Inc. (I)	20,273	1,417,083
Wayfair, Inc., Class A (I)(L)	3,140	117,122
zulily, Inc., Class A (I)	10,329	183,340
		64,130,883
Leisure products - 0.2%
Arctic Cat, Inc.	2,231	58,965
Bandai Namco Holdings, Inc.	22,100	510,542
Black Diamond, Inc. (I)	4,147	30,895
Brunswick Corp.	21,920	1,089,643
Callaway Golf Company	12,870	113,900
Escalade, Inc.	2,015	36,048
Giant Manufacturing Company, Ltd.	28,000	202,979
Hasbro, Inc.	20,348	1,517,757
Malibu Boats, Inc., Class A (I)	3,010	51,983
Mattel, Inc.	61,517	1,441,343
Merida Industry Company, Ltd.	21,100	115,039
Nautilus, Inc. (I)	5,068	77,439
Performance Sports Group, Ltd. (I)	7,282	94,520
Polaris Industries, Inc.	14,458	1,877,660
Sankyo Company, Ltd.	6,100	234,752
Sega Sammy Holdings, Inc.	22,300	234,953
Shimano, Inc.	9,800	1,316,635
Smith & Wesson Holding Corp. (I)	8,445	152,686
Sturm Ruger & Company, Inc. (L)	2,958	186,029
Vista Outdoor, Inc. (I)	15,042	703,364

The accompanying notes are an integral part of the financial statements.	149

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Yamaha Corp.	20,800	$475,289
		10,522,421
Media - 2.5%
Alibaba Pictures Group, Ltd. (I)	960,000	223,983
Altice NV (I)	12,211	383,398
Altice NV (I)	36,633	1,045,164
AMC Entertainment Holdings, Inc., Class A	3,291	95,373
AMC Networks, Inc., Class A (I)	14,016	1,014,478
Astro Malaysia Holdings BHD	134,700	92,987
Axel Springer AG	6,021	363,915
BEC World PCL	61,500	63,482
Cable One, Inc. (I)	1,048	435,276
Cablevision Systems Corp., Class A	39,932	1,005,088
Carmike Cinemas, Inc. (I)	3,924	93,587
CBS Corp., Class B	82,487	3,731,712
Cheil Worldwide, Inc. (I)	5,373	78,993
Cinemark Holdings, Inc.	24,847	883,311
Comcast Corp., Class A	458,120	25,805,900
Cumulus Media, Inc., Class A (I)	24,009	34,333
Cyfrowy Polsat SA (I)	16,615	99,522
Daily Journal Corp. (I)(L)	196	38,212
Dentsu, Inc.	26,800	1,371,980
Discovery Communications, Inc., Series A (I)	27,094	720,700
Discovery Communications, Inc., Series C (I)	47,725	1,210,306
DreamWorks Animation
SKG, Inc., Class A (I)(L)	29,064	579,536
Entercom Communications Corp., Class A (I)	4,371	48,168
Entravision Communications Corp., Class A	10,932	88,003
Eros International PLC (I)	4,526	149,901
Eutelsat Communications	22,715	684,320
Gannett Company, Inc. (I)	20,615	270,263
Global Eagle Entertainment, Inc. (I)	7,336	86,345
Global Mediacom Tbk PT	365,300	30,656
Gray Television, Inc. (I)	10,112	117,198
Grupo Televisa SAB	353,500	2,160,216
Hakuhodo DY Holdings, Inc.	29,000	289,429
Harte-Hanks, Inc.	8,185	31,512
IMAX Corp. (I)	9,305	291,712
ITV PLC	466,589	1,776,911
JCDecaux SA	10,596	379,853
John Wiley & Sons, Inc., Class A	10,969	565,562
Journal Media Group, Inc.	4,469	29,898
Kabel Deutschland Holding AG	2,892	391,642
Lagardere SCA	15,926	432,912
Live Nation Entertainment, Inc. (I)	34,505	849,513
Loral Space & Communications, Inc. (I)	2,091	113,353
Martha Stewart Living
Omnimedia, Inc., Class A (I)	5,415	32,761
MDC Partners, Inc., Class A	6,874	135,005
Media General, Inc. (I)	15,108	177,519
Media Nusantara Citra Tbk PT	311,600	41,997
Meredith Corp.	14,346	677,418
Naspers, Ltd.	53,570	6,934,560
National CineMedia, Inc.	9,776	128,554
New Media Investment Group, Inc.	7,120	106,230
News Corp., Class A (I)	90,889	1,238,817
Nexstar Broadcasting Group, Inc., Class A	5,006	232,679
Numericable Group SA (I)	13,338	685,200
Omnicom Group, Inc.	44,412	2,974,716
Pearson PLC	99,925	1,732,356
ProSiebenSat.1 Media AG	30,180	1,465,807
Publicis Groupe SA	25,699	1,829,059
REA Group, Ltd.	4,036	118,194

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Reading International, Inc., Class A (I)	3,071	$39,401
Reed Elsevier NV	143,255	2,202,726
Reed Elsevier PLC	137,463	2,191,716
Rentrak Corp. (I)(L)	1,999	91,234
RTL Group SA	5,279	459,159
Scholastic Corp.	4,175	180,402
Scripps Networks Interactive, Inc., Class A	17,123	909,060
SES SA	43,370	1,286,710
SFX Entertainment, Inc. (I)(L)	8,025	8,186
Shaw Communications, Inc., Class B	51,712	1,038,878
Sinclair Broadcast Group, Inc., Class A (L)	10,467	280,306
Singapore Press Holdings, Ltd.	131,500	367,230
Sky Group Finance PLC	125,445	1,998,118
Surya Citra Media Tbk PT	348,800	67,707
TEGNA, Inc.	41,231	980,885
Telenet Group Holding NV (I)	6,508	365,955
The EW Scripps Company, Class A	9,322	163,321
The Interpublic Group of Companies, Inc.	75,026	1,416,491
The New York Times Company, Class A	52,371	636,831
The Walt Disney Company	284,610	28,996,067
Thomson Reuters Corp.	46,100	1,793,401
Time Warner Cable, Inc.	51,509	9,581,704
Time Warner, Inc.	150,312	10,687,183
Time, Inc.	42,472	882,143
Toho Company, Ltd.	13,600	306,385
Tribune Publishing Company	4,425	52,171
Twenty-First Century Fox, Inc., Class A	322,522	8,833,878
Viacom, Inc., Class B	65,182	2,657,470
Vivendi SA	157,018	3,875,646
Wolters Kluwer NV	42,397	1,341,375
World Wrestling
Entertainment, Inc., Class A (L)	4,900	98,294
WPP PLC	160,151	3,296,749
		153,756,257
Multiline retail - 0.6%
Big Lots, Inc.	21,079	1,011,581
Burlington Stores, Inc. (I)	11,721	622,268
Canadian Tire Corp., Ltd. (L)	9,455	892,605
Dollar General Corp.	54,165	4,034,751
Dollar Tree, Inc. (I)	41,726	3,182,025
Dollarama, Inc.	15,785	901,314
Don Quijote Company, Ltd.	14,600	565,621
El Puerto de Liverpool SAB de CV	27,100	324,384
Fred’s, Inc., Class A	5,930	77,802
Harvey Norman Holding, Ltd.	42,543	131,248
Hyundai Department Store Company, Ltd.	1,015	129,125
Isetan Mitsukoshi Holdings, Ltd.	44,040	703,866
J Front Retailing Company, Ltd.	29,700	481,551
J.C. Penney Company, Inc. (I)(L)	72,223	657,952
Kohl’s Corp.	36,094	1,841,877
Lojas Americanas SA	14,553	49,959
Lojas Renner SA	12,972	352,392
Lotte Shopping Company, Ltd.	735	166,125
Macy’s, Inc.	61,359	3,596,251
Marks & Spencer Group PLC	200,459	1,591,628
Marui Group Company, Ltd.	29,500	356,589
Matahari Department Store Tbk PT	136,500	170,091
Next PLC	17,566	2,126,899
Nordstrom, Inc.	25,573	1,863,760
SACI Falabella	53,918	330,841
Shinsegae Company, Ltd.	460	97,360
Takashimaya Company, Ltd.	35,000	302,480
Target Corp.	116,430	9,047,775

The accompanying notes are an integral part of the financial statements.	150

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Tuesday Morning Corp. (I)	7,006	$55,558
Woolworths Holdings, Ltd.	129,917	974,774
		36,640,452
Specialty retail - 2.0%
Aaron’s, Inc.	15,274	575,066
ABC-Mart, Inc.	3,300	199,816
Abercrombie & Fitch Company, Class A (L)	27,386	543,886
Advance Auto Parts, Inc.	13,500	2,365,875
America’s Car-Mart, Inc. (I)	1,427	51,087
American Eagle Outfitters, Inc. (L)	71,851	1,222,904
Asbury Automotive Group, Inc. (I)	4,174	336,299
Ascena Retail Group, Inc. (I)	65,393	789,297
AutoNation, Inc. (I)	13,564	811,670
AutoZone, Inc. (I)	5,801	4,153,458
Barnes & Noble Education, Inc. (I)	4,990	64,371
Barnes & Noble, Inc.	7,896	123,257
Bed Bath & Beyond, Inc. (I)	31,255	1,941,248
Best Buy Company, Inc.	52,958	1,945,677
Big 5 Sporting Goods Corp.	3,262	37,513
Boot Barn Holdings, Inc. (I)	1,938	42,326
Build-A-Bear Workshop, Inc. (I)	2,389	46,824
Cabela’s, Inc. (I)(L)	11,341	510,005
Caleres, Inc.	6,759	225,075
CarMax, Inc. (I)	38,196	2,329,956
Chico’s FAS, Inc.	56,080	836,153
Citi Trends, Inc. (I)	2,645	69,854
Conn’s, Inc. (I)(L)	4,286	127,937
CST Brands, Inc.	18,218	632,529
Destination XL Group, Inc. (I)	7,869	47,607
Dick’s Sporting Goods, Inc.	22,968	1,151,386
Dixons Carphone PLC	118,462	779,900
Dufry AG (I)	5,307	712,525
Express, Inc. (I)	13,160	268,464
Fast Retailing Company, Ltd.	6,600	2,675,290
Five Below, Inc. (I)	8,501	328,734
Foot Locker, Inc.	33,070	2,341,025
Francesca’s Holdings Corp. (I)	6,727	75,611
GameStop Corp., Class A (L)	19,414	824,707
Genesco, Inc. (I)	3,741	224,048
GOME Electrical Appliances Holdings, Ltd.	1,130,795	179,580
Group 1 Automotive, Inc.	3,597	314,378
Guess?, Inc.	24,749	547,200
Haverty Furniture Companies, Inc.	3,269	75,547
Hennes & Mauritz AB, B Shares	93,830	3,602,858
Hibbett Sports, Inc. (I)	3,884	153,418
Hikari Tsushin, Inc.	2,200	146,244
Home Product Center PCL	200,773	40,888
Hotai Motor Company, Ltd.	25,000	275,427
Hotel Shilla Company, Ltd.	2,226	226,728
Inditex SA	138,291	4,592,801
Kingfisher PLC	285,412	1,551,082
Kirkland’s, Inc.	2,856	63,746
L Brands, Inc.	44,707	3,750,917
Lithia Motors, Inc., Class A	3,532	376,511
Lowe’s Companies, Inc.	170,012	11,759,730
Lumber Liquidators Holdings, Inc. (I)(L)	4,299	64,958
MarineMax, Inc. (I)	4,184	68,199
Mattress Firm Holding Corp. (I)(L)	3,196	192,048
Monro Muffler Brake, Inc.	4,985	315,999
Mr. Price Group, Ltd.	32,326	581,111
Murphy USA, Inc. (I)	10,061	514,218
Nitori Holdings Company, Ltd.	9,100	722,277
O’Reilly Automotive, Inc. (I)	18,486	4,437,934

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Office Depot, Inc. (I)	116,562	$924,337
Outerwall, Inc. (L)	2,862	176,299
Party City Holdco, Inc. (I)	3,935	66,659
Pier 1 Imports, Inc. (L)	14,060	143,131
Rent-A-Center, Inc.	20,801	559,339
Restoration Hardware Holdings, Inc. (I)	5,177	478,769
Ross Stores, Inc.	75,260	3,659,141
Sanrio Company, Ltd. (L)	6,200	204,434
Select Comfort Corp. (I)	8,189	199,402
Shimamura Company, Ltd.	2,700	249,031
Shoe Carnival, Inc.	2,539	65,760
Signet Jewelers, Ltd.	15,651	2,159,838
Sonic Automotive, Inc., Class A	4,988	107,292
Sports Direct International PLC (I)	32,709	395,695
Sportsman’s Warehouse Holdings, Inc. (I)(L)	3,106	40,130
Stage Stores, Inc.	5,102	54,795
Staples, Inc.	116,505	1,655,536
Stein Mart, Inc.	5,140	55,204
The Buckle, Inc. (L)	4,409	186,060
The Cato Corp., Class A	4,194	147,335
The Children’s Place, Inc.	3,212	192,463
The Container Store Group, Inc. (I)(L)	2,600	43,966
The Finish Line, Inc., Class A	7,233	190,734
The Foschini Group, Ltd.	27,533	311,052
The Gap, Inc.	48,219	1,582,065
The Home Depot, Inc.	236,777	27,575,049
The Men’s Wearhouse, Inc.	7,499	423,319
The Pep Boys - Manny, Moe & Jack (I)	8,662	104,810
The TJX Companies, Inc.	124,118	8,727,978
Tiffany & Company	20,472	1,683,822
Tile Shop Holdings, Inc. (I)(L)	4,434	52,765
Tractor Supply Company	24,773	2,113,385
Truworths International, Ltd.	57,446	380,610
Urban Outfitters, Inc. (I)	17,468	539,062
USS Company, Ltd.	27,400	485,244
Via Varejo SA	12,303	23,102
Vitamin Shoppe, Inc. (I)	4,605	164,859
West Marine, Inc. (I)	3,263	28,617
Williams-Sonoma, Inc.	20,154	1,532,309
Winmark Corp.	413	40,846
Yamada Denki Company, Ltd.	84,800	326,263
Zumiez, Inc. (I)	3,552	82,797
		122,098,483
Textiles, apparel and luxury goods - 1.1%
adidas AG	28,910	2,159,822
ANTA Sports Products, Ltd.	95,000	239,081
Asics Corp.	19,600	572,146
Belle International Holdings, Ltd.	441,888	403,702
Burberry Group PLC	54,072	1,162,046
Carter’s, Inc.	12,424	1,221,403
CCC SA	2,380	107,653
Cherokee, Inc. (I)	1,556	39,896
Christian Dior SA	7,466	1,382,091
Cie Financiere Richemont SA	69,089	5,162,149
Coach, Inc.	50,153	1,517,128
Columbia Sportswear Company	4,424	271,501
Crocs, Inc. (I)	12,093	178,130
Culp, Inc.	1,758	54,059
Deckers Outdoor Corp. (I)	13,206	850,334
Eclat Textile Company, Ltd.	17,720	266,499
Feng TAY Enterprise Company, Ltd.	30,900	183,240
Formosa Taffeta Company, Ltd.	83,000	72,269
Fossil Group, Inc. (I)	7,628	469,732

The accompanying notes are an integral part of the financial statements.	151

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
G-III Apparel Group, Ltd. (I)	6,221	$431,302
Gildan Activewear, Inc.	29,515	926,550
Hanesbrands, Inc.	72,883	2,194,507
Hermes International SA	3,599	1,276,996
Hugo Boss AG	9,170	1,046,391
Iconix Brand Group, Inc. (I)(L)	7,404	102,842
Kate Spade & Company (I)	30,186	572,327
Kering	10,330	1,767,896
Li & Fung, Ltd.	529,200	348,605
LPP SA (L)	125	258,004
Luxottica Group SpA	22,144	1,499,616
LVMH Moet Hennessy Louis Vuitton SA	38,216	6,360,666
Michael Kors Holdings, Ltd. (I)	36,502	1,586,377
Movado Group, Inc.	2,647	74,937
NIKE, Inc., Class B	126,907	14,181,857
Oxford Industries, Inc.	2,281	191,969
Pandora A/S	16,731	1,933,948
Perry Ellis International, Inc. (I)	2,046	50,659
Pou Chen Corp.	218,000	353,016
PVH Corp.	14,993	1,783,867
Ralph Lauren Corp.	10,954	1,217,975
Ruentex Industries, Ltd.	46,000	73,522
Sequential Brands Group, Inc. (I)(L)	4,145	67,854
Shenzhou International Group Holdings, Ltd.	53,000	267,574
Skechers U.S.A., Inc., Class A (I)	9,719	1,367,852
Steven Madden, Ltd. (I)	8,736	356,953
The Swatch Group AG	6,605	488,619
The Swatch Group AG, Bearer Shares	4,074	1,557,280
Tumi Holdings, Inc. (I)	8,743	172,412
Under Armour, Inc., Class A (I)	30,746	2,937,165
Unifi, Inc. (I)	2,351	68,250
Vera Bradley, Inc. (I)	3,550	38,411
VF Corp.	62,245	4,508,405
Vince Holding Corp. (I)	2,609	23,951
Wolverine World Wide, Inc.	15,907	428,694
Yue Yuen Industrial Holdings, Ltd.	65,500	234,375
		67,064,505
		730,261,231
Consumer staples - 8.7%
Beverages - 1.9%
AMBEV SA	483,305	2,544,026
Anadolu Efes Biracilik Ve Malt Sanayii AS	20,021	149,320
Anheuser-Busch InBev NV	101,329	11,051,827
Arca Continental SAB de CV	58,200	336,776
Asahi Group Holdings, Ltd.	47,800	1,574,073
Brown-Forman Corp., Class B	28,336	2,779,762
Carlsberg A/S, Class B	15,463	1,168,373
Cia Cervecerias Unidas SA	16,910	187,439
Coca-Cola Amatil, Ltd.	43,876	262,153
Coca-Cola Bottling Company Consolidated	737	113,668
Coca-Cola Enterprises, Inc.	39,471	2,032,362
Coca-Cola Femsa SAB de CV, Series L	71,900	515,934
Coca-Cola HBC AG (I)	24,379	496,515
Coca-Cola Icecek AS	7,486	92,597
Constellation Brands, Inc., Class A	30,894	3,954,432
Diageo PLC	306,660	8,125,553
Dr. Pepper Snapple Group, Inc.	35,099	2,693,146
Fomento Economico Mexicano SAB de CV	265,600	2,365,764
Heineken Holding NV	14,187	989,235
Heineken NV	32,440	2,563,915
Kirin Holdings Company, Ltd.	101,300	1,486,530
MGP Ingredients, Inc.	2,220	35,387

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Molson Coors Brewing Company, Class B	29,081	$1,980,125
Monster Beverage Corp. (I)	26,587	3,681,236
National Beverage Corp. (I)	1,905	50,330
PepsiCo, Inc.	269,065	25,004,210
Pernod Ricard SA	28,990	3,039,973
Remy Cointreau SA (L)	3,220	190,895
SABMiller PLC	118,229	5,499,668
Suntory Beverage & Food, Ltd.	17,000	717,737
The Boston Beer Company, Inc., Class A (I)	3,574	732,920
The Coca-Cola Company	714,510	28,094,533
Treasury Wine Estates, Ltd.	49,895	211,531
Tsingtao Brewery Company, Ltd., H Shares	34,800	171,014
Vina Concha y Toro SA	43,778	73,379
		114,966,338
Food and staples retailing - 1.9%
Aeon Company, Ltd.	80,700	1,210,337
Alimentation Couche-Tard, Inc., Class B	52,046	2,205,507
Almacenes Exito SA	22,959	126,122
BIM Birlesik Magazalar AS	20,678	358,319
Carrefour SA	75,256	2,443,389
Casey’s General Stores, Inc.	15,180	1,606,955
Casino Guichard Perrachon SA	7,683	485,335
Cencosud SA	140,395	290,351
China Resources Enterprises, Ltd.	114,855	360,604
Colruyt SA	8,690	423,164
Controladora Comercial Mexicana SAB de CV	66,200	190,782
Costco Wholesale Corp.	80,007	11,204,980
CP ALL PCL	354,500	504,380
CVS Health Corp.	205,666	21,060,198
Delhaize Group SA	12,952	1,158,900
Distribuidora Internacional
de Alimentacion SA (I)	78,051	468,081
E-Mart Company, Ltd.	1,395	269,467
Empire Company, Ltd.	7,337	491,662
Eurocash SA	7,840	86,264
FamilyMart Company, Ltd.	7,100	328,769
George Weston, Ltd.	6,863	568,717
Grupo Comercial Chedraui SA de CV	48,800	122,089
ICA Gruppen AB	7,649	283,865
Ingles Markets, Inc., Class A	2,169	107,799
J Sainsbury PLC (L)	162,417	601,175
Jeronimo Martins SGPS SA	29,847	412,893
Koninklijke Ahold NV	125,733	2,479,787
Lawson, Inc.	7,900	563,713
Loblaw Companies, Ltd.	28,748	1,534,421
Massmart Holdings, Ltd.	14,209	122,788
Metro AG	22,369	650,387
Metro, Inc.	32,592	860,631
Natural Grocers by Vitamin Cottage, Inc. (I)	1,464	35,546
Pick n Pay Stores, Ltd.	31,895	150,542
President Chain Store Corp.	55,000	368,057
PriceSmart, Inc.	3,023	256,985
Raia Drogasil SA	21,886	239,580
Seven & I Holdings Company, Ltd.	93,200	4,052,777
Shoprite Holdings, Ltd.	61,613	754,418
Smart & Final Stores, Inc. (I)	3,876	63,179
SpartanNash Company	5,886	166,574
Sun Art Retail Group, Ltd.	227,000	189,028
SUPERVALU, Inc. (I)	89,639	738,625
Sysco Corp.	108,626	4,330,919
Tesco PLC	990,395	2,874,549
The Andersons, Inc.	4,472	158,219
The Chefs’ Warehouse, Inc. (I)	3,153	47,736

The accompanying notes are an integral part of the financial statements.	152

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
The Fresh Market, Inc. (I)	6,686	$143,950
The Jean Coutu Group PJC, Inc.	12,567	193,243
The Kroger Company	178,668	6,164,046
The SPAR Group, Ltd.	21,690	310,668
United Natural Foods, Inc. (I)	19,593	943,403
Village Super Market, Inc., Class A	1,343	37,322
Wal-Mart de Mexico SAB de CV	759,200	1,831,232
Wal-Mart Stores, Inc.	287,710	18,623,468
Walgreens Boots Alliance, Inc.	159,067	13,767,249
Weis Markets, Inc.	1,773	72,072
Wesfarmers, Ltd.	86,094	2,489,622
Whole Foods Market, Inc.	65,595	2,148,892
WM Morrison Supermarkets PLC	269,033	690,596
Woolworths, Ltd.	96,774	1,816,813
		117,241,141
Food products - 2.0%
Ajinomoto Company, Inc.	70,000	1,537,678
Alico, Inc.	713	29,996
Archer-Daniels-Midland Company	113,073	5,087,154
Aryzta AG (I)	11,519	590,429
Associated British Foods PLC	43,454	2,118,114
Astra Agro Lestari Tbk PT	24,620	29,985
B&G Foods, Inc.	9,007	273,723
Barry Callebaut AG (I)	281	308,196
Boulder Brands, Inc. (I)	9,270	76,014
BRF SA	66,910	1,282,612
Cal-Maine Foods, Inc. (L)	4,882	259,332
Calavo Growers, Inc.	2,327	135,548
Calbee, Inc.	9,200	351,461
Campbell Soup Company	32,328	1,551,421
Charoen Pokphand Foods PCL	200,400	106,224
Charoen Pokphand Indonesia Tbk PT	439,303	58,417
China Agri-Industries Holdings, Ltd. (I)	224,484	85,099
China Huishan Dairy
Holdings Company, Ltd. (L)	613,500	224,720
China Mengniu Dairy Company, Ltd.	130,498	456,261
Chocoladefabriken Lindt & Sprungli AG	125	704,628
Chocoladefabriken Lindt & Sprungli AG	13	874,067
CJ CheilJedang Corp.	526	174,702
ConAgra Foods, Inc.	77,468	3,228,866
Danone SA	79,116	4,901,511
Darling Ingredients, Inc. (I)	25,732	330,399
Dean Foods Company	36,978	608,658
Diamond Foods, Inc. (I)	4,099	123,667
Farmer Brothers Company (I)	1,435	32,804
Felda Global Ventures Holdings BHD	113,800	33,108
Flowers Foods, Inc.	43,715	1,014,625
Fresh Del Monte Produce, Inc.	5,028	199,059
Freshpet, Inc. (I)(L)	3,437	44,647
General Mills, Inc.	108,705	6,170,096
Genting Plantations BHD	23,000	54,031
Golden Agri-Resources, Ltd.	597,740	133,509
Gruma SAB de CV, Class B	28,200	381,452
Grupo Bimbo SAB de CV, Series A (I)	238,000	615,379
Grupo Lala SAB de CV	89,400	204,026
Hormel Foods Corp.	24,359	1,488,335
Indofood CBP Sukses Makmur Tbk PT	66,000	59,863
Indofood Sukses Makmur Tbk PT	245,917	92,709
Ingredion, Inc.	16,919	1,460,786
Inventure Foods, Inc. (I)	3,566	30,846
IOI Corp. BHD	246,900	235,176
J&J Snack Foods Corp.	2,318	264,159
JBS SA	75,681	295,282

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
John B. Sanfilippo & Son, Inc.	1,357	$70,143
Kellogg Company	45,506	3,016,138
Kerry Group PLC	2,564	187,468
Kerry Group PLC, Class A	18,734	1,395,240
Keurig Green Mountain, Inc.	21,046	1,191,204
Kikkoman Corp.	18,000	578,081
Kuala Lumpur Kepong BHD	38,100	188,893
Lancaster Colony Corp.	7,425	704,113
Landec Corp. (I)	4,665	62,045
Limoneira Company (L)	2,145	40,712
Lotte Confectionery Company, Ltd.	47	77,404
M Dias Branco SA	3,234	56,447
McCormick & Company, Inc.	23,335	1,849,999
Mead Johnson Nutrition Company	36,788	2,881,972
MEIJI Holdings Company, Ltd.	7,500	1,219,509
Mondelez International, Inc., Class A	296,502	12,559,825
Nestle SA	426,539	31,421,798
NH Foods, Ltd.	21,000	483,924
Nisshin Seifun Group, Inc.	26,700	363,983
Nissin Food Products Company, Ltd.	7,600	360,339
Omega Protein Corp. (I)	3,768	64,320
Orion Corp.	239	188,463
Orkla ASA	82,795	610,391
Post Holdings, Inc. (I)	21,523	1,405,021
PPB Group BHD	40,500	147,891
Sanderson Farms, Inc. (L)	3,424	236,393
Saputo, Inc.	33,118	762,751
Seaboard Corp. (I)	32	106,248
Seneca Foods Corp., Class A (I)	1,519	44,780
Snyder’s-Lance, Inc.	7,685	259,522
Standard Foods Corp.	37,016	84,254
Tate & Lyle PLC	55,992	460,768
Thai Union Frozen Products PCL (I)	133,900	64,998
The Hain Celestial Group, Inc. (I)	24,261	1,476,524
The Hershey Company	26,906	2,408,625
The J.M. Smucker Company	17,753	2,089,883
The Kraft Heinz Company	107,939	7,842,848
The WhiteWave Foods Company (I)	41,409	1,910,611
Tiger Brands, Ltd.	21,913	495,133
Tingyi Cayman Islands Holding Corp.	186,000	285,836
Tootsie Roll Industries, Inc. (L)	7,745	240,715
Toyo Suisan Kaisha, Ltd.	10,800	404,343
TreeHouse Foods, Inc. (I)	16,766	1,330,717
Tyson Foods, Inc., Class A	53,142	2,246,844
Ulker Biskuvi Sanayi AS	15,034	92,504
Uni-President Enterprises Corp.	470,943	839,836
Universal Robina Corp.	79,820	330,609
Want Want China Holdings, Ltd.	565,000	455,492
WH Group, Ltd. (I)(S)	530,500	278,471
Wilmar International, Ltd.	164,600	332,544
Yakult Honsha Company, Ltd.	10,900	607,114
Yamazaki Baking Company, Ltd.	13,000	218,366
		125,350,826
Household products - 1.1%
Central Garden & Pet Company, Class A (I)	6,968	88,145
Church & Dwight Company, Inc.	30,947	2,670,107
Colgate-Palmolive Company	155,029	9,737,371
Energizer Holdings, Inc.	14,706	614,123
Henkel AG & Company, KGaA	14,319	1,313,137
HRG Group, Inc. (I)	12,376	159,403
Kimberly-Clark Corp.	66,454	7,079,345
Kimberly-Clark de Mexico SAB de CV	221,400	496,660
LG Household & Health Care, Ltd.	625	423,722

The accompanying notes are an integral part of the financial statements.	153

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Orchids Paper Products Company	1,596	$39,948
Reckitt Benckiser Group PLC	78,659	6,891,660
Svenska Cellulosa AB SCA, B Shares	58,151	1,653,952
The Clorox Company	23,859	2,652,405
The Procter & Gamble Company	494,552	34,949,990
Unicharm Corp.	46,000	928,046
Unilever Indonesia Tbk PT	89,545	253,077
WD-40 Company	2,295	192,183
		70,143,274
Personal products - 0.6%
AMOREPACIFIC Corp.	2,145	686,116
AMOREPACIFIC Group	1,863	270,755
Avon Products, Inc.	102,882	533,958
Beiersdorf AG	13,820	1,142,004
Edgewell Personal Care Company (I)	14,706	1,295,010
Elizabeth Arden, Inc. (I)(L)	4,462	49,216
Hengan International Group Company, Ltd.	70,000	686,478
Hypermarcas SA (I)	35,779	162,486
Inter Parfums, Inc.	2,739	70,392
Kao Corp.	62,300	2,845,430
L’Oreal SA	34,505	5,900,991
Medifast, Inc. (I)	1,769	49,125
Natura Cosmeticos SA	18,740	122,413
Natural Health Trends Corp. (L)	1,287	34,414
Nutraceutical International Corp. (I)	1,480	35,875
Revlon, Inc., Class A (I)	1,876	62,546
Shiseido Company, Ltd.	44,400	928,699
The Estee Lauder Companies, Inc., Class A	40,558	3,235,312
Unilever NV	229,054	9,179,235
Unilever PLC	156,358	6,270,719
USANA Health Sciences, Inc. (I)	890	130,376
		33,691,550
Tobacco - 1.2%
Altria Group, Inc.	358,770	19,222,897
British American Tobacco Malaysia BHD	10,798	160,024
British American Tobacco PLC	227,254	12,033,647
Gudang Garam Tbk PT	28,082	88,892
Imperial Tobacco Group PLC	116,646	5,614,625
Japan Tobacco, Inc.	136,100	4,836,912
KT&G Corp.	7,329	684,689
Philip Morris International, Inc.	282,316	22,528,817
Reynolds American, Inc.	75,687	6,338,786
Souza Cruz SA	39,044	285,726
Swedish Match AB	19,815	585,185
Universal Corp.	3,485	171,497
Vector Group, Ltd.	12,655	301,569
		72,853,266
		534,246,395
Energy - 6.1%
Energy equipment and services - 0.9%
Amec Foster Wheeler PLC	46,787	574,366
Atwood Oceanics, Inc. (L)	24,207	462,596
Baker Hughes, Inc.	79,028	4,425,568
Basic Energy Services, Inc. (I)	7,131	37,153
Bristow Group, Inc.	5,354	198,419
Bumi Armada BHD	160,450	32,761
C&J Energy Services, Ltd. (I)(L)	8,846	49,007
Cameron International Corp. (I)	35,258	2,353,824
CARBO Ceramics, Inc. (L)	3,115	85,413
China Oilfield Services, Ltd., H Shares	172,000	186,333
Diamond Offshore Drilling, Inc. (L)	11,746	278,498

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Dril-Quip, Inc. (I)	9,210	$634,937
Ensco PLC, Class A	43,208	782,497
Era Group, Inc. (I)	3,463	58,525
Exterran Holdings, Inc.	10,793	240,900
Fairmount Santrol Holdings, Inc. (I)(L)	10,190	51,052
FMC Technologies, Inc. (I)	42,127	1,465,177
Forum Energy Technologies, Inc. (I)	9,305	146,275
Geospace Technologies Corp. (I)	2,194	38,856
Gulfmark Offshore, Inc., Class A (L)	4,169	37,646
Halliburton Company	155,259	6,109,442
Helix Energy Solutions Group, Inc. (I)	39,753	276,283
Helmerich & Payne, Inc.	19,595	1,156,301
Hornbeck Offshore Services, Inc. (I)	5,101	100,745
Key Energy Services, Inc. (I)	23,132	16,451
Matrix Service Company (I)	4,297	85,940
McDermott International, Inc. (I)(L)	37,177	188,859
Nabors Industries, Ltd.	68,946	795,637
National Oilwell Varco, Inc.	70,612	2,989,006
Natural Gas Services Group, Inc. (I)	2,292	49,713
Newpark Resources, Inc. (I)	13,261	97,203
Noble Corp., PLC (L)	57,216	744,952
Oceaneering International, Inc.	23,350	1,023,197
Oil States International, Inc. (I)	20,201	573,102
Parker Drilling Company (I)	20,090	67,703
Patterson-UTI Energy, Inc.	34,970	569,312
Petrofac, Ltd.	31,416	427,386
PHI, Inc. (I)	2,141	54,296
Pioneer Energy Services Corp. (I)	10,306	34,113
RigNet, Inc. (I)	2,009	57,919
Rowan Companies PLC, Class A	29,502	530,151
Saipem SpA (I)(L)	34,444	331,170
Sapurakencana Petroleum BHD	295,989	121,831
Schlumberger, Ltd.	231,384	17,902,180
SEACOR Holdings, Inc. (I)	2,791	180,047
Seadrill, Ltd. (L)	37,848	292,711
Seventy Seven Energy, Inc. (I)	9,386	26,938
Subsea 7 SA (I)	26,601	228,818
Superior Energy Services, Inc.	35,577	566,030
Technip SA	13,825	752,764
Tenaris SA	61,501	809,032
Tesco Corp.	6,460	54,845
TETRA Technologies, Inc. (I)	12,781	98,286
Tidewater, Inc. (L)	7,368	132,108
Transocean, Ltd. (I)(L)	47,932	658,590
Transocean, Ltd. (L)	62,970	896,063
U.S. Silica Holdings, Inc. (L)	8,400	168,840
Unit Corp. (I)	7,910	120,232
WorleyParsons, Ltd.	15,915	85,015
		51,513,014
Oil, gas and consumable fuels - 5.2%
Abraxas Petroleum Corp. (I)	15,453	30,133
Adaro Energy Tbk PT	897,445	37,955
Alon USA Energy, Inc.	4,877	90,420
AltaGas, Ltd.	17,434	479,316
Anadarko Petroleum Corp.	92,585	6,627,234
Apache Corp.	68,539	3,100,704
Approach Resources, Inc. (I)(L)	6,060	15,514
ARC Resources, Ltd. (L)	42,396	637,422
Ardmore Shipping Corp.	3,046	34,176
Banpu PCL	83,500	47,987
Baytex Energy Corp. (L)	27,088	156,689
BG Group PLC	416,181	6,316,617
Bill Barrett Corp. (I)(L)	7,997	43,744

The accompanying notes are an integral part of the financial statements.	154

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Bonanza Creek Energy, Inc. (I)	7,870	$60,206
BP PLC	2,222,022	12,316,146
Cabot Oil & Gas Corp.	75,154	1,778,895
California Resources Corp.	73,021	283,321
Callon Petroleum Company (I)	10,570	96,927
Caltex Australia, Ltd.	20,685	469,214
Cameco Corp.	50,210	706,436
Canadian Natural Resources, Ltd.	135,261	3,048,410
Canadian Oil Sands, Ltd.	61,853	362,016
Carrizo Oil & Gas, Inc. (I)	8,011	291,841
Cenovus Energy, Inc.	103,199	1,495,899
Chesapeake Energy Corp. (I)(L)	94,144	735,265
Chevron Corp.	342,744	27,758,837
China Coal Energy Company, Ltd.,
H Shares (L)	254,995	119,217
China Petroleum & Chemical Corp., H Shares	2,429,639	1,629,178
China Shenhua Energy Company, Ltd.,
H Shares	323,500	562,284
Cimarex Energy Company	17,071	1,886,516
Clayton Williams Energy, Inc. (I)	972	49,455
Clean Energy Fuels Corp. (I)(L)	11,358	60,425
Cloud Peak Energy, Inc. (I)(L)	10,410	49,760
CNOOC, Ltd.	1,700,716	2,131,789
Columbia Pipeline Group, Inc.	58,227	1,476,637
ConocoPhillips	224,760	11,046,954
CONSOL Energy, Inc. (L)	41,809	636,751
Contango Oil & Gas Company (I)	3,071	28,591
Cosan SA Industria e Comercio	11,394	57,023
Crescent Point Energy Corp. (L)	61,788	792,780
Delek Group, Ltd.	593	139,599
Delek US Holdings, Inc.	8,926	274,564
Denbury Resources, Inc. (L)	84,328	365,984
Devon Energy Corp.	70,284	2,998,315
DHT Holdings, Inc.	14,574	104,204
Dorian LPG, Ltd. (I)	4,078	53,748
Eclipse Resources Corp. (I)(L)	7,990	30,762
Ecopetrol SA	570,732	298,015
Empresas COPEC SA	49,107	484,097
Enbridge, Inc.	105,486	4,359,436
Encana Corp.	103,529	773,556
Energen Corp.	18,630	968,760
Energy Absolute PCL	396,500	225,655
Energy XXI, Ltd. (L)	16,295	30,961
Enerplus Corp. (L)	25,578	162,925
Eni SpA	335,046	5,530,245
EOG Resources, Inc.	100,115	7,840,006
EQT Corp.	27,630	2,150,167
Evolution Petroleum Corp.	4,789	28,111
EXCO Resources, Inc. (L)	27,443	22,934
Exxaro Resources, Ltd.	18,836	96,306
Exxon Mobil Corp.	762,066	57,337,846
Formosa Petrochemical Corp.	110,000	247,888
Frontline, Ltd. (I)(L)	18,558	49,364
Galp Energia SGPS SA	45,673	481,905
GasLog, Ltd. (L)	6,526	90,646
Gastar Exploration, Inc. (I)	13,616	22,466
Green Plains, Inc.	5,930	126,072
Grupa Lotos SA (I)	6,959	55,134
GS Holdings Corp.	3,410	134,230
Gulfport Energy Corp. (I)	25,221	903,668
Halcon Resources Corp. (I)(L)	58,566	67,351
Hess Corp.	44,684	2,656,464
HollyFrontier Corp.	46,346	2,171,774

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Husky Energy, Inc. (L)	44,257	$788,189
Idemitsu Kosan Company, Ltd.	9,900	170,352
Imperial Oil, Ltd. (L)	37,742	1,332,560
Inner Mongolia Yitai Coal Co.	101,200	84,986
Inpex Corp.	116,000	1,175,797
Inter Pipeline Ltd. (L)	42,188	904,303
IRPC PCL	720,800	76,413
Jones Energy, Inc., Class A (I)(L)	4,835	28,672
JX Holdings, Inc.	274,700	1,062,934
Keyera Corp. (L)	21,484	659,413
Kinder Morgan, Inc.	315,925	10,239,129
Koninklijke Vopak NV	9,702	398,862
Kunlun Energy Company, Ltd.	308,000	219,134
Lundin Petroleum AB (I)	21,519	281,215
Magnum Hunter Resources Corp. (I)(L)	34,243	27,394
Marathon Oil Corp.	122,795	2,123,126
Marathon Petroleum Corp.	99,308	4,698,261
Matador Resources Company (I)	11,383	260,785
MEG Energy Corp. (I)	20,691	185,898
MOL Hungarian Oil and Gas PLC	7,449	369,844
Murphy Oil Corp.	30,353	940,943
Navios Maritime Acquisition Corp.	13,844	47,762
Neste Oil OYJ	15,650	401,214
Newfield Exploration Company (I)	29,763	991,406
Noble Energy, Inc.	76,777	2,565,120
Nordic American Tankers, Ltd. (L)	13,818	188,339
Northern Oil and Gas, Inc. (I)(L)	9,797	59,076
Oasis Petroleum, Inc. (I)(L)	21,717	242,362
Occidental Petroleum Corp.	140,123	10,230,380
OMV AG	21,422	548,426
ONEOK, Inc.	37,904	1,364,923
Origin Energy, Ltd.	84,758	497,283
Pacific Ethanol, Inc. (I)(L)	4,211	29,814
Panhandle Oil and Gas, Inc., Class A	2,798	49,133
Par Petroleum Corp. (I)	2,627	50,806
Paramount Resources, Ltd. (I)	7,829	83,789
Parsley Energy, Inc., Class A (I)	13,015	223,858
PDC Energy, Inc. (I)	6,240	350,563
Peabody Energy Corp. (L)	43,761	118,155
Pembina Pipeline Corp. (L)	42,625	1,182,588
Penn Virginia Corp. (I)(L)	11,752	14,455
PetroChina Company, Ltd., H Shares	2,009,739	1,674,172
Petroleo Brasileiro SA (I)	306,007	896,087
Petronas Dagangan BHD	20,600	104,108
Peyto Exploration & Development Corp. (L)	18,761	444,640
Phillips 66	98,828	7,814,330
Pioneer Natural Resources Company	27,323	3,362,368
Polski Koncern Naftowy Orlen SA	30,605	598,471
Polskie Gornictwo Naftowe i Gazownictwo SA	174,654	314,118
PrairieSky Royalty, Ltd. (L)	18,137	379,945
PTT Exploration & Production PCL	98,000	217,352
PTT PCL	69,100	516,636
QEP Resources, Inc.	38,432	539,585
Range Resources Corp.	30,164	1,164,934
Reliance Industries, Ltd., GDR (S)	14,767	384,029
Renewable Energy Group, Inc. (I)	7,108	59,849
Repsol SA	133,494	1,903,355
REX American Resources Corp. (I)	1,048	56,194
Rex Energy Corp. (I)(L)	8,105	27,962
Ring Energy, Inc. (I)(L)	3,536	36,244
Royal Dutch Shell PLC, A Shares	474,306	12,356,751
Royal Dutch Shell PLC, B Shares	297,660	7,771,627
RSP Permian, Inc. (I)	8,528	204,160

The accompanying notes are an integral part of the financial statements.	155

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
S-Oil Corp.	3,005	$153,930
Sanchez Energy Corp. (I)(L)	8,579	55,249
SandRidge Energy, Inc. (I)(L)	69,459	37,029
Santos, Ltd.	75,370	276,648
Sasol, Ltd.	74,565	2,411,331
Scorpio Tankers, Inc.	27,676	261,815
SemGroup Corp., Class A	6,811	374,605
Ship Finance International, Ltd. (L)	8,954	150,427
Showa Shell Sekiyu KK	21,600	184,979
SK Innovation Company, Ltd. (I)	4,319	367,561
SM Energy Company	15,953	585,475
Solazyme, Inc. (I)(L)	13,747	36,430
Southwestern Energy Company (I)	71,377	1,159,162
Spectra Energy Corp.	122,034	3,547,528
Statoil ASA	113,799	1,734,406
Stone Energy Corp. (I)	9,111	51,659
Suncor Energy, Inc.	179,468	5,082,835
Synergy Resources Corp. (I)	16,243	174,450
Tambang Batubara Bukit Asam Persero
Tbk PT	50,290	20,901
Teekay Tankers, Ltd., Class A	13,438	79,015
Tesoro Corp.	23,120	2,127,271
Thai Oil PCL	59,600	85,630
The Williams Companies, Inc.	123,096	5,933,227
TonenGeneral Sekiyu KK	32,000	320,262
Total SA	292,508	13,486,491
Tourmaline Oil Corp. (I)	21,759	550,756
TransCanada Corp.	88,445	3,085,760
Triangle Petroleum Corp. (I)(L)	7,861	31,758
Tullow Oil PLC (I)	110,048	375,104
Tupras Turkiye Petrol Rafinerileri AS (I)	12,023	310,505
Ultra Petroleum Corp. (I)(L)	23,787	202,665
Ultrapar Participacoes SA	36,722	642,672
Valero Energy Corp.	92,616	5,495,833
Veresen, Inc.	37,200	384,272
Vermilion Energy, Inc. (L)	13,535	468,931
W&T Offshore, Inc. (L)	6,074	21,684
Western Refining, Inc.	27,769	1,194,622
Westmoreland Coal Company (I)(L)	3,118	47,331
Woodside Petroleum, Ltd.	56,810	1,307,525
World Fuel Services Corp.	17,070	659,756
WPX Energy, Inc. (I)	48,415	353,914
Yanzhou Coal Mining Company, Ltd.,
H Shares	177,210	83,367
		318,841,192
		370,354,206
Financials - 19.4%
Banks - 8.3%
1st Source Corp.	2,678	80,179
Agricultural Bank of China, Ltd., H Shares	2,194,700	883,789
Akbank TAS	216,375	506,485
Alior Bank SA (I)	4,876	113,360
Alliance Financial Group BHD	87,140	78,034
Ameris Bancorp	5,169	140,959
AMMB Holdings BHD	165,200	184,888
Aozora Bank, Ltd.	140,000	511,106
Arrow Financial Corp.	1,637	45,067
Associated Banc-Corp.	36,066	662,172
Australia & New Zealand Banking Group, Ltd.	211,910	4,214,658
Banc of California, Inc.	6,154	76,248
Banca Monte dei Paschi di Siena SpA (I)	334,217	700,262
BancFirst Corp.	1,095	66,215

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA	799,480	$7,395,822
Banco Bradesco SA	77,633	538,795
Banco Comercial Portugues SA (I)	4,536,780	320,144
Banco de Chile	2,627,201	271,429
Banco de Credito e Inversiones	3,822	166,653
Banco de Sabadell SA	625,790	1,325,855
Banco do Brasil SA	88,491	435,056
Banco Latinoamericano de
Comercio Exterior SA	4,535	111,788
Banco Popolare SC (I)	47,641	816,626
Banco Popular Espanol SA	214,027	911,370
Banco Santander Brasil SA	43,626	173,583
Banco Santander Chile	7,201,712	347,869
Banco Santander SA	1,818,643	11,102,060
BancorpSouth, Inc.	35,126	834,594
Bangkok Bank PCL	26,600	122,006
Bangkok Bank PCL (Foreign Shares)	12,961	59,510
Bank Central Asia Tbk PT	723,930	663,224
Bank Danamon Indonesia Tbk PT	187,901	47,288
Bank Handlowy w Warszawie SA	2,998	69,501
Bank Hapoalim, Ltd.	137,538	697,571
Bank Leumi Le-Israel, Ltd. (I)	181,618	661,735
Bank Mandiri Persero Tbk PT	550,128	355,991
Bank Millennium SA (I)	59,762	94,188
Bank Negara Indonesia Persero Tbk PT	433,753	152,803
Bank of America Corp.	1,914,719	31,286,508
Bank of China, Ltd., H Shares	7,564,321	3,445,296
Bank of Communications Company, Ltd.,
H Shares	833,076	626,447
Bank of East Asia, Ltd.	103,493	356,178
Bank of Hawaii Corp.	10,314	640,087
Bank of Ireland (I)	3,297,190	1,308,237
Bank of Marin Bancorp	803	38,544
Bank of Montreal	81,249	4,384,827
Bank of Queensland, Ltd.	28,116	253,501
Bank of the Ozarks, Inc.	28,742	1,201,416
Bank of the Philippine Islands	66,840	120,880
Bank Pekao SA	12,506	532,883
Bank Rakyat Indonesia Persero Tbk PT	655,077	495,944
Bank Zachodni WBK SA (I)	3,457	277,081
Bankia SA	580,438	697,735
Bankinter SA	83,988	629,269
Banner Corp.	3,316	147,264
Bar Harbor Bankshares	1,513	50,171
Barclays Africa Group, Ltd.	45,457	596,083
Barclays PLC	2,012,291	7,996,457
BB&T Corp.	140,405	5,183,753
BBCN Bancorp, Inc.	12,335	179,474
BDO Unibank, Inc.	146,730	309,023
Bendigo and Adelaide Bank, Ltd.	34,549	269,509
Berkshire Hills Bancorp, Inc.	4,547	127,225
Blue Hills Bancorp, Inc.	5,211	73,736
BNC Bancorp	4,181	86,379
BNP Paribas SA	144,821	9,122,362
BOC Hong Kong Holdings, Ltd.	334,500	1,130,336
Boston Private Financial Holdings, Inc.	12,883	153,308
Bridge Bancorp, Inc.	2,640	69,590
Bryn Mawr Bank Corp.	3,072	91,177
BS Financial Group, Inc.	14,516	170,707
BSB Bancorp, Inc. (I)	1,942	40,627
CaixaBank SA	328,065	1,411,921
Camden National Corp.	1,707	68,297
Canadian Imperial Bank of Commerce (L)	50,043	3,677,909

The accompanying notes are an integral part of the financial statements.	156

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Capital Bank Financial Corp., Class A (I)	3,567	$109,757
Capitec Bank Holdings, Ltd.	4,605	167,650
Cardinal Financial Corp.	5,335	119,024
Cascade Bancorp (I)	7,517	40,667
Cathay General Bancorp	30,089	891,537
CenterState Banks, Inc.	7,776	107,464
Central Pacific Financial Corp.	3,600	74,664
Chang Hwa Commercial Bank	446,405	217,221
Chemical Financial Corp.	5,154	164,619
China CITIC Bank Corp., Ltd., H Shares (I)	779,500	476,942
China Construction Bank Corp., H Shares	8,012,196	5,622,092
China Development Financial Holdings Corp.	1,338,000	386,771
China Everbright Bank Company, Ltd.	326,900	149,069
China Merchants Bank Company, Ltd.,
H Shares	437,255	1,033,192
China Minsheng Banking Corp., Ltd.,
H Shares	561,000	539,966
Chongqing Rural Commercial Bank, H Shares	239,000	139,365
CIMB Group Holdings BHD	428,200	509,865
Citigroup, Inc.	552,998	29,574,333
Citizens & Northern Corp.	1,863	37,223
City Holding Company	2,466	117,431
City National Corp.	11,439	1,004,115
CNB Financial Corp.	1,937	33,026
CoBiz Financial, Inc.	4,531	58,359
Columbia Banking System, Inc.	9,117	276,336
Comerica, Inc.	32,450	1,427,800
Commerce Bancshares, Inc.	19,754	885,177
Commerzbank AG (I)	147,111	1,643,449
Commonwealth Bank of Australia	124,214	6,636,295
Community Bank Systems, Inc.	6,377	227,404
Community Trust Bancorp, Inc.	2,656	93,226
ConnectOne Bancorp, Inc.	5,038	96,478
Corpbanca SA	17,407,085	162,905
Credicorp, Ltd.	6,900	758,862
Credit Agricole SA	140,978	1,905,849
CTBC Financial Holding Company, Ltd.	1,443,343	870,684
CU Bancorp (I)	2,403	51,833
Cullen/Frost Bankers, Inc.	12,997	840,386
Customers Bancorp, Inc. (I)	4,292	105,197
CVB Financial Corp.	16,739	272,009
Danske Bank A/S	102,021	3,155,294
DBS Group Holdings, Ltd.	147,772	1,862,566
DGB Financial Group, Inc.	11,280	99,123
DNB ASA	99,868	1,421,748
E.Sun Financial Holding Company, Ltd.	666,502	400,760
Eagle Bancorp, Inc. (I)	4,613	193,331
East West Bancorp, Inc.	34,231	1,383,275
Enterprise Financial Services Corp.	2,905	69,459
Erste Group Bank AG (I)	41,098	1,216,171
Farmers Capital Bank Corp. (I)	1,562	40,518
FCB Financial Holdings, Inc., Class A (I)	4,326	142,671
Fidelity Southern Corp.	3,352	64,677
Fifth Third Bancorp	148,191	2,951,965
Financial Institutions, Inc.	3,038	75,251
First BanCorp (I)	18,297	73,371
First Bancorp North Carolina	2,568	43,707
First Busey Corp.	9,355	59,872
First Business Financial Services, Inc.	1,932	43,335
First Citizens BancShares, Inc., Class A	1,150	272,757
First Commonwealth Financial Corp.	14,033	124,192
First Community Bancshares, Inc.	3,411	60,409
First Connecticut Bancorp, Inc.	2,595	44,115

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Financial Bancorp	9,383	$173,023
First Financial Bankshares, Inc. (L)	10,105	314,670
First Financial Corp.	1,547	50,881
First Financial Holding Company, Ltd.	737,599	357,343
First Horizon National Corp.	55,214	802,259
First Interstate BancSystem, Inc., Class A	3,213	85,723
First Merchants Corp.	6,010	156,380
First Midwest Bancorp, Inc.	12,002	211,715
First NBC Bank Holding Company (I)	2,470	86,450
First Niagara Financial Group, Inc.	83,310	770,618
FirstMerit Corp.	64,619	1,160,557
Flushing Financial Corp.	5,182	103,381
FNB Corp.	26,596	334,046
Fukuoka Financial Group, Inc.	95,000	470,648
Fulton Financial Corp.	68,885	837,642
Getin Noble Bank SA (I)	137,437	31,962
Glacier Bancorp, Inc.	11,820	307,438
Great Southern Bancorp, Inc.	1,891	76,151
Great Western Bancorp, Inc.	6,193	155,878
Grupo Financiero Banorte SAB
de CV, Series O	360,900	1,727,628
Grupo Financiero Inbursa SAB
de CV, Series O	337,300	712,443
Grupo Financiero Santander Mexico SAB
de CV, Class B	264,100	413,354
Guaranty Bancorp	2,978	47,767
Hana Financial Group, Inc.	19,343	444,557
Hancock Holding Company	30,414	854,025
Hang Seng Bank, Ltd.	68,700	1,221,938
Hanmi Financial Corp.	5,168	125,272
HDFC Bank, Ltd., ADR	7,626	434,606
Heartland Financial USA, Inc.	2,853	103,764
Heritage Commerce Corp.	5,375	56,868
Heritage Financial Corp.	5,374	95,227
Heritage Oaks Bancorp	3,360	26,107
Hilltop Holdings, Inc. (I)	11,926	246,272
Hokuhoku Financial Group, Inc.	151,000	340,485
Home BancShares, Inc.	8,946	341,022
HomeTrust Bancshares, Inc. (I)	4,107	74,706
Hong Leong Bank BHD	42,300	131,695
Hong Leong Financial Group BHD	17,800	59,133
Horizon Bancorp	2,304	54,444
HSBC Holdings PLC	2,342,469	18,514,088
Hua Nan Financial Holdings Company, Ltd.	606,430	287,254
Huntington Bancshares, Inc.	147,448	1,608,658
IBERIABANK Corp.	5,854	356,509
ICICI Bank, Ltd., ADR	35,550	309,996
Independent Bank Corp. (Massachusetts)	4,013	181,749
Independent Bank Corp. (Michigan)	4,481	63,048
Independent Bank Group, Inc.	1,658	70,283
Industrial & Commercial Bank of China, Ltd.,
H Shares	7,024,270	4,112,609
Industrial Bank of Korea	18,563	207,003
ING Groep NV	542,746	8,316,189
International Bancshares Corp.	22,236	570,353
Intesa Sanpaolo RSP	117,377	387,429
Intesa Sanpaolo SpA	1,676,054	6,098,084
Investors Bancorp, Inc.	53,832	634,141
JPMorgan Chase & Co.	676,281	43,349,612
Kasikornbank PCL	134,459	677,827
KB Financial Group, Inc.	25,779	777,651
KBC Groep NV	31,592	2,087,667
KeyCorp	155,614	2,138,136

The accompanying notes are an integral part of the financial statements.	157

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Komercni Banka AS	1,538	$350,266
Krung Thai Bank PCL	246,000	124,904
Lakeland Bancorp, Inc.	4,847	53,608
Lakeland Financial Corp.	2,723	111,888
LegacyTexas Financial Group, Inc.	7,494	212,230
Lloyds Banking Group PLC	6,958,166	8,201,432
M&T Bank Corp.	24,168	2,857,624
MainSource Financial Group, Inc.	3,818	79,071
Malayan Banking BHD	394,133	822,315
MB Financial, Inc.	11,692	385,134
mBank (I)	1,422	137,381
Mega Financial Holding Company, Ltd.	966,575	726,184
Mercantile Bank Corp.	3,225	65,468
Metro Bancorp, Inc.	2,274	65,127
Metropolitan Bank & Trust Company	28,600	51,173
MidWestOne Financial Group, Inc.	988	28,820
Mitsubishi UFJ Financial Group, Inc.	1,577,000	10,402,177
Mizrahi Tefahot Bank, Ltd.	17,256	200,660
Mizuho Financial Group, Inc.	2,873,600	5,885,041
National Australia Bank, Ltd.	200,326	4,441,929
National Bank Holdings Corp., Class A	5,808	117,147
National Bank of Canada	42,165	1,387,766
National Bankshares, Inc. (L)	1,178	37,425
National Penn Bancshares, Inc.	21,838	262,384
Natixis SA	127,543	809,906
NBT Bancorp, Inc.	6,812	176,431
Nedbank Group, Ltd.	26,184	466,080
NewBridge Bancorp	4,758	39,729
Nordea Bank AB	300,183	3,544,497
Novo Banco SA (I)	322,715	484
OFG Bancorp	6,927	59,849
Old National Bancorp	18,516	255,521
Old Second Bancorp, Inc. (I)	6,437	40,103
Opus Bank	1,710	62,911
OTP Bank PLC	46,744	901,198
Oversea-Chinese Banking Corp., Ltd.	254,564	1,612,034
Pacific Continental Corp.	4,403	56,887
Pacific Premier Bancorp, Inc. (I)	4,022	75,453
PacWest Bancorp	23,148	987,031
Park National Corp.	1,410	118,736
Park Sterling Corp.	6,245	45,026
Peapack Gladstone Financial Corp.	2,973	63,087
Penns Woods Bancorp, Inc.	732	31,395
People’s United Financial, Inc.	55,843	865,567
Peoples Bancorp, Inc.	3,410	74,952
Peoples Financial Services Corp.	982	35,107
Pinnacle Financial Partners, Inc.	5,661	268,445
Powszechna Kasa Oszczednosci
Bank Polski SA	84,223	662,771
Preferred Bank	2,239	68,625
PrivateBancorp, Inc.	12,209	462,111
Prosperity Bancshares, Inc.	24,869	1,284,981
Public Bank BHD	213,462	915,334
QCR Holdings, Inc.	2,363	51,301
Raiffeisen Bank International AG (I)	17,476	234,512
Regions Financial Corp.	244,261	2,342,463
Renasant Corp.	6,443	201,924
Republic Bancorp, Inc., Class A	1,396	34,886
Resona Holdings, Inc.	272,200	1,371,969
RHB Capital BHD	43,216	66,668
Royal Bank of Canada	179,266	9,993,439
Royal Bank of Scotland Group PLC (I)	310,663	1,605,176
S&T Bancorp, Inc.	5,490	164,261

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Sandy Spring Bancorp, Inc.	4,153	$106,608
Seacoast Banking Corp. of Florida (I)	4,620	71,887
ServisFirst Bancshares, Inc.	3,499	131,178
Seven Bank, Ltd.	73,700	313,144
Shinhan Financial Group Company, Ltd.	28,477	954,937
Shinsei Bank, Ltd.	222,000	478,526
Siam Commercial Bank PCL	118,909	471,058
Sierra Bancorp	3,210	54,570
Signature Bank (I)	12,020	1,604,550
Simmons First National Corp., Class A	4,547	199,477
SinoPac Financial Holdings Company, Ltd.	906,701	312,238
Skandinaviska Enskilda Banken AB, Series A	150,119	1,744,396
Societe Generale SA	99,173	4,818,641
South State Corp.	3,788	284,668
Southside Bancshares, Inc. (L)	4,131	107,571
Southwest Bancorp, Inc.	3,577	59,664
Square 1 Financial, Inc., Class A (I)	2,720	68,571
Standard Bank Group, Ltd.	163,490	1,800,860
Standard Chartered PLC	301,339	3,510,742
State Bank Financial Corp.	5,873	118,635
State Bank of India, GDR	10,258	382,315
Sterling Bancorp	19,285	270,569
Stock Yards Bancorp, Inc.	2,678	94,373
Stonegate Bank	2,560	79,821
Suffolk Bancorp	1,670	44,522
Sumitomo Mitsui Financial Group, Inc.	157,400	6,424,510
Sumitomo Mitsui Trust Holdings, Inc.	411,000	1,696,563
Sun Bancorp, Inc. (I)	2,079	41,289
SunTrust Banks, Inc.	94,023	3,795,709
Suruga Bank, Ltd.	22,500	429,774
SVB Financial Group (I)	12,116	1,515,469
Svenska Handelsbanken AB, A Shares	147,986	2,207,346
Swedbank AB, A Shares	89,498	2,041,554
Synovus Financial Corp.	31,498	958,484
Taishin Financial Holdings Company, Ltd.	758,422	265,901
Taiwan Business Bank (I)	364,686	91,973
Taiwan Cooperative Financial
Holding Company, Ltd.	665,334	282,517
Talmer Bancorp, Inc., Class A	8,552	138,970
TCF Financial Corp.	39,944	619,931
Texas Capital Bancshares, Inc. (I)	7,112	383,052
The Bancorp, Inc. (I)	6,065	44,517
The Bank of Kyoto, Ltd.	43,000	466,203
The Bank of Nova Scotia	151,565	6,937,705
The Bank of Yokohama, Ltd.	139,000	848,772
The Chiba Bank, Ltd.	86,000	626,132
The Chugoku Bank, Ltd.	20,200	298,787
The First of Long Island Corp.	1,694	43,248
The Gunma Bank, Ltd.	47,000	313,256
The Hachijuni Bank, Ltd.	51,000	351,426
The Hiroshima Bank, Ltd.	63,000	355,004
The Iyo Bank, Ltd.	30,300	338,714
The Joyo Bank, Ltd.	76,000	405,936
The PNC Financial Services Group, Inc.	94,326	8,594,985
The Shizuoka Bank, Ltd.	66,000	694,528
The Toronto-Dominion Bank	230,220	9,183,601
TMB Bank PCL	893,000	58,794
Tompkins Financial Corp.	2,353	123,509
Towne Bank	7,266	133,404
TriCo Bancshares	3,862	91,684
TriState Capital Holdings, Inc. (I)	3,845	48,178
Triumph Bancorp, Inc. (I)	2,836	41,037
Trustmark Corp.	26,428	608,637

The accompanying notes are an integral part of the financial statements.	158

 John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Turkiye Garanti Bankasi AS	227,223	$575,182
Turkiye Halk Bankasi AS	62,076	237,393
Turkiye Is Bankasi, Class C	155,350	259,613
Turkiye Vakiflar Bankasi Tao, Class D	73,247	96,729
U.S. Bancorp	323,089	13,682,819
UMB Financial Corp.	6,077	304,640
Umpqua Holdings Corp.	86,222	1,440,770
UniCredit SpA	631,020	4,115,806
Union Bankshares Corp.	7,106	167,702
Unione di Banche Italiane SCPA	118,592	922,954
United Bankshares, Inc.	10,708	400,693
United Community Banks, Inc.	7,893	154,466
United Overseas Bank, Ltd.	110,014	1,512,541
Univest Corp. of Pennsylvania	4,001	77,419
Valley National Bancorp	86,838	821,487
Washington Trust Bancorp, Inc.	2,532	97,761
Webster Financial Corp.	35,301	1,248,949
Wells Fargo & Company	854,085	45,548,353
WesBanco, Inc.	5,497	169,253
WestAmerica Bancorp.	4,050	182,817
Western Alliance Bancorp (I)	13,512	412,386
Westpac Banking Corp.	239,046	5,308,106
Wilshire Bancorp, Inc.	11,212	119,744
Wintrust Financial Corp.	7,219	368,169
Woori Bank Company, Ltd. (I)	22,562	173,885
Yadkin Financial Corp.	4,254	88,568
Yamaguchi Financial Group, Inc.	25,000	307,887
Yapi ve Kredi Bankasi AS	86,217	106,187
Zions Bancorporation	36,947	1,071,463
		506,178,563
Capital markets - 1.9%
3i Group PLC	118,748	888,931
Aberdeen Asset Management PLC	114,323	554,923
Affiliated Managers Group, Inc. (I)	9,929	1,851,163
Ameriprise Financial, Inc.	33,188	3,739,292
Arlington Asset Investment Corp., Class A	3,485	58,025
BGC Partners, Inc., Class A	28,919	253,620
BlackRock, Inc.	23,161	7,005,508
Brait SE (I)	45,386	496,303
Calamos Asset Management, Inc., Class A	3,765	39,758
CETIP SA - Mercados Organizados	22,836	206,029
China Cinda Asset Management
Company, Ltd., H Shares	833,100	309,343
China Everbright, Ltd.	88,884	185,522
China Galaxy Securities Company, Ltd.,
H Shares	316,500	216,507
CI Financial Corp. (L)	32,137	768,249
CITIC Securities Company, Ltd., H Shares	205,900	412,250
Cohen & Steers, Inc.	3,249	97,405
Coronation Fund Managers, Ltd.	30,629	170,680
Cowen Group, Inc., Class A (I)	17,702	93,644
Credit Suisse Group AG (I)	202,148	5,441,314
Daewoo Securities Company, Ltd.	11,990	125,514
Daiwa Securities Group, Inc.	206,000	1,423,911
Deutsche Bank AG	190,902	5,608,985
Diamond Hill Investment Group, Inc.	495	96,386
E*TRADE Financial Corp. (I)	52,470	1,379,436
Eaton Vance Corp.	27,888	966,877
Evercore Partners, Inc., Class A	5,349	280,181
Federated Investors, Inc., Class B	22,594	700,414
Financial Engines, Inc. (L)	8,148	264,484
Franklin Resources, Inc.	71,235	2,890,716
GAMCO Investors, Inc., Class A	1,064	62,244

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
GF Securities Company, Ltd., H Shares (I)	89,200	$152,600
Greenhill & Company, Inc.	4,595	161,330
Haitong Securities Company, Ltd., H Shares	308,400	443,632
Hargreaves Lansdown PLC	31,891	545,847
HFF, Inc., Class A	5,938	215,728
Huatai Securities Company, Ltd.,
H Shares (I)(S)	80,600	147,959
ICAP PLC	67,106	463,777
IGM Financial, Inc.	14,349	410,641
INTL. FCStone, Inc. (I)	2,429	64,271
Invesco, Ltd.	78,921	2,691,995
Investec PLC	67,451	548,727
Investec, Ltd.	32,598	265,137
Investment Technology Group, Inc.	5,353	87,896
Janus Capital Group, Inc.	57,628	857,505
Julius Baer Group, Ltd. (I)	29,577	1,437,595
KCG Holdings, Inc., Class A (I)	6,811	78,327
Korea Investment Holdings Company, Ltd.	2,603	153,457
Ladenburg Thalmann
Financial Services, Inc. (I)	17,415	45,453
Legg Mason, Inc.	18,045	799,935
Macquarie Group, Ltd.	22,364	1,207,095
Mediobanca SpA	73,913	738,837
Mirae Asset Securities Company, Ltd.	1,614	53,233
Moelis & Company, Class A	2,936	80,094
Morgan Stanley	280,354	9,658,195
Nomura Holdings, Inc.	450,300	2,824,827
Northern Trust Corp.	39,906	2,787,035
OM Asset Management PLC	3,717	61,405
Oppenheimer Holdings, Inc., Class A	1,856	37,027
Partners Group Holding AG	2,096	676,004
Piper Jaffray Companies (I)	2,465	103,185
Platinum Asset Management, Ltd.	17,886	86,126
Raymond James Financial, Inc.	30,272	1,604,113
RCS Capital Corp., Class A (I)(L)	8,015	16,351
Safeguard Scientifics, Inc. (I)	2,684	46,970
Samsung Securities Company, Ltd.	3,825	146,022
SBI Holdings, Inc.	27,264	330,156
Schroders PLC	15,261	658,666
SEI Investments Company	30,644	1,549,974
State Street Corp.	74,972	5,391,986
Stifel Financial Corp. (I)	26,530	1,236,298
T. Rowe Price Group, Inc.	47,840	3,438,739
The Bank of New York Mellon Corp.	204,378	8,134,244
The Charles Schwab Corp.	210,806	6,404,286
The Goldman Sachs Group, Inc.	73,142	13,794,581
UBS Group AG	483,461	10,000,697
Virtu Financial, Inc., Class A (I)	3,099	72,950
Virtus Investment Partners, Inc.	1,095	125,991
Waddell & Reed Financial, Inc., Class A	19,929	778,626
Walter Investment Management Corp. (I)(L)	6,102	100,317
Westwood Holdings Group, Inc.	1,307	72,552
WisdomTree Investments, Inc.	44,415	832,781
Woori Investment & Securities Company, Ltd.	9,389	76,962
Yuanta Financial Holdings Company, Ltd.	864,187	347,243
		119,632,994
Consumer finance - 0.5%
Acom Company, Ltd. (I)	48,300	217,608
AEON Credit Service Company, Ltd.	12,700	287,583
American Express Company	159,373	12,227,097
Capital One Financial Corp.	99,587	7,742,889
Cash America International, Inc.	4,356	120,226
Compartamos SAB de CV	154,900	245,593

The accompanying notes are an integral part of the financial statements.	159

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Credit Saison Company, Ltd.	18,700	$373,657
Discover Financial Services	80,620	4,331,713
Encore Capital Group, Inc. (I)(L)	4,084	165,933
Enova International, Inc. (I)	4,156	54,028
Ezcorp, Inc., Class A (I)	8,730	55,174
First Cash Financial Services, Inc. (I)	4,490	185,302
Green Dot Corp., Class A (I)	7,206	127,474
Navient Corp.	70,776	905,225
Nelnet, Inc., Class A	3,717	139,945
PRA Group, Inc. (I)	7,539	401,753
Regional Management Corp. (I)	1,987	32,786
Samsung Card Company, Ltd.	2,319	71,047
SLM Corp. (I)	100,660	853,597
World Acceptance Corp. (I)(L)	1,179	44,307
		28,582,937
Diversified financial services - 1.5%
African Bank Investments, Ltd. (I)	119,121	2,785
ASX, Ltd.	14,832	416,010
Ayala Corp.	19,790	311,989
Berkshire Hathaway, Inc., Class B (I)	332,407	44,555,834
BM&FBovespa SA	177,265	526,910
CBOE Holdings, Inc.	19,738	1,248,626
Chailease Holding Company, Ltd.	99,288	160,008
CME Group, Inc.	58,012	5,478,653
Corp. Financiera Colombiana SA	8,809	105,837
Deutsche Boerse AG	26,644	2,380,075
Eurazeo SA	5,436	352,848
Exor SpA	12,952	594,388
Far East Horizon, Ltd.	169,000	134,395
First Pacific Company, Ltd.	210,000	136,781
FirstRand, Ltd. (L)	455,017	1,815,568
FNFV Group (I)	12,400	179,428
Fubon Financial Holding Company, Ltd.	651,736	1,122,103
Gain Capital Holdings, Inc.	5,474	45,215
Groupe Bruxelles Lambert SA	10,136	785,606
Grupo de Inversiones Suramericana SA	26,371	304,752
GT Capital Holdings, Inc.	6,800	184,817
HACI Omer Sabanci Holding AS	91,404	273,081
Hong Kong Exchanges & Clearing, Ltd.	100,415	2,358,884
Industrivarden AB, C Shares	16,223	295,003
Intercontinental Exchange, Inc.	20,366	4,651,798
Investment AB Kinnevik, B Shares	23,264	656,472
Investor AB, B Shares	45,014	1,618,124
Japan Exchange Group, Inc.	34,100	1,058,132
Leucadia National Corp.	57,364	1,231,031
London Stock Exchange Group PLC	38,129	1,461,398
MarketAxess Holdings, Inc.	5,823	526,516
McGraw Hill Financial, Inc.	50,066	4,855,901
Metro Pacific Investments Corp.	1,204,600	128,716
Mitsubishi UFJ Lease &
Finance Company, Ltd.	63,100	303,851
Moody’s Corp.	32,340	3,308,705
MSCI, Inc.	26,585	1,608,924
NewStar Financial, Inc. (I)	4,137	47,120
Onex Corp.	11,620	707,481
ORIX Corp.	164,200	2,200,842
Pargesa Holding SA	3,920	240,263
PHH Corp. (I)	7,733	125,275
PICO Holdings, Inc. (I)	4,016	52,007
PSG Group, Ltd.	11,858	177,286
Remgro, Ltd.	64,924	1,237,965
RMB Holdings, Ltd.	95,169	482,039
Singapore Exchange, Ltd.	68,700	353,773

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
The NASDAQ OMX Group, Inc.	21,945	$1,123,365
Wendel SA	3,870	496,010
		92,422,590
Insurance - 3.7%
ACE, Ltd.	59,515	6,080,052
Admiral Group PLC	26,319	622,931
Aegon NV (L)	261,536	1,610,859
Aflac, Inc.	79,104	4,635,494
Ageas	27,398	1,118,484
AIA Group, Ltd.	1,096,909	6,060,524
Alleghany Corp. (I)	3,798	1,784,262
Allianz SE	63,628	10,138,030
Ambac Financial Group, Inc. (I)	6,990	113,588
American Equity Investment Life
Holding Company	11,947	289,834
American Financial Group, Inc.	17,461	1,205,857
American International Group, Inc.	243,014	14,663,465
AMERISAFE, Inc.	3,024	141,342
AMP, Ltd.	226,601	958,512
Aon PLC	51,345	4,797,677
Argo Group International Holdings, Ltd.	4,202	235,228
Arthur J. Gallagher & Company	39,715	1,736,340
Aspen Insurance Holdings, Ltd.	14,571	668,955
Assicurazioni Generali SpA	156,392	2,860,303
Assurant, Inc.	12,157	903,873
Atlas Financial Holdings, Inc. (I)	2,071	33,405
Aviva PLC	493,254	3,631,623
AXA SA	269,332	6,784,207
Baldwin & Lyons, Inc., Class B	2,162	49,553
Baloise Holding AG	6,981	853,767
BB Seguridade Participacoes SA	73,808	584,090
Brown & Brown, Inc.	27,310	875,559
Cathay Financial Holdings Company, Ltd.	820,466	1,185,189
China Life Insurance Company, Ltd.	337,485	258,173
China Life Insurance Company, Ltd., H Shares	708,376	2,420,214
China Pacific Insurance Group Company, Ltd.,
H Shares	251,100	910,836
China Taiping Insurance
Holdings Company, Ltd. (I)	154,000	434,164
Cincinnati Financial Corp.	26,906	1,407,991
Citizens, Inc. (I)(L)	9,038	56,849
CNO Financial Group, Inc.	76,788	1,373,737
CNP Assurances	25,603	394,824
Crawford & Company, Class B	3,206	20,454
Delta Lloyd NV (L)	32,419	344,218
Direct Line Insurance Group PLC	172,942	932,191
Discovery, Ltd.	50,077	505,816
Dongbu Insurance Company, Ltd.	2,834	127,437
eHealth, Inc. (I)	3,044	45,477
Employers Holdings, Inc.	5,029	110,889
Endurance Specialty Holdings, Ltd.	16,451	1,048,751
Enstar Group, Ltd. (I)	1,334	194,911
Everest Re Group, Ltd.	10,506	1,847,060
Fairfax Financial Holdings, Ltd.	2,703	1,256,907
FBL Financial Group, Inc., Class A	1,574	89,781
Federated National Holding Company	2,401	52,606
Fidelity & Guaranty Life	1,967	48,506
First American Financial Corp.	42,281	1,643,040
Genworth Financial, Inc., Class A (I)	90,283	467,666
Gjensidige Forsikring ASA	22,084	327,027
Global Indemnity PLC (I)	1,743	46,782
Great-West Lifeco, Inc.	43,000	1,099,187
Greenlight Capital Re, Ltd., Class A (I)	4,390	111,945

The accompanying notes are an integral part of the financial statements.	160

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Hallmark Financial Services, Inc. (I)	2,996	$34,424
Hannover Rueckversicherung AG	8,864	899,613
Hanwha Life Insurance Company, Ltd.	14,480	97,327
HCC Insurance Holdings, Inc.	22,630	1,748,620
HCI Group, Inc.	1,392	55,332
Heritage Insurance Holdings, Inc. (I)	3,983	69,981
Horace Mann Educators Corp.	6,346	210,814
Hyundai Marine & Fire
Insurance Company, Ltd.	4,176	98,782
Industrial Alliance Insurance and
Financial Services, Inc.	14,631	467,311
Infinity Property & Casualty Corp.	1,802	139,259
Insurance Australia Group, Ltd.	179,398	646,735
Intact Financial Corp.	18,036	1,248,235
James River Group Holdings, Ltd.	1,888	52,109
Kansas City Life Insurance Company	869	40,200
Kemper Corp.	18,412	652,153
Legal & General Group PLC	736,134	2,832,068
Liberty Holdings, Ltd.	17,207	166,805
Lincoln National Corp.	46,054	2,339,083
Loews Corp.	54,362	1,981,495
Maiden Holdings, Ltd.	7,911	113,365
Mapfre SA	153,633	451,033
Marsh & McLennan Companies, Inc.	97,983	5,264,627
MBIA, Inc. (I)	24,129	169,386
Medibank Pvt., Ltd. (I)	210,991	349,970
Mercury General Corp.	8,607	437,752
MetLife, Inc.	203,171	10,178,867
MMI Holdings, Ltd.	158,966	336,666
MS&AD Insurance Group Holdings, Inc.	64,000	2,012,108
Muenchener Rueckversicherungs AG	24,265	4,450,982
National General Holdings Corp.	5,853	107,285
National Western Life Insurance
Company, Class A	380	86,420
New China Life Insurance Company, Ltd.,
H Shares	73,800	287,653
NN Group NV (L)	28,390	866,500
Old Mutual PLC	613,966	1,868,512
Old Republic International Corp.	57,041	896,114
OneBeacon Insurance Group, Ltd., Class A	4,301	62,149
People’s Insurance Company Group of
China, Ltd., H Shares	623,000	294,347
PICC Property & Casualty Company, Ltd.,
H Shares	328,780	623,640
Ping An Insurance Group Company of
China, Ltd., H Shares	554,710	2,709,077
Porto Seguro SA	13,723	125,929
Power Corp. of Canada	50,960	1,115,573
Power Financial Corp. (L)	36,513	897,560
Powszechny Zaklad Ubezpieczen SA	5,677	647,716
Primerica, Inc.	20,085	853,412
Principal Financial Group, Inc.	49,754	2,505,114
Prudential Financial, Inc.	82,555	6,662,189
Prudential PLC	315,805	6,815,808
QBE Insurance Group, Ltd.	104,572	981,984
Rand Merchant Insurance Holdings, Ltd.	96,857	306,824
Reinsurance Group of America, Inc.	15,653	1,422,545
RenaissanceRe Holdings, Ltd.	10,890	1,110,236
RLI Corp.	6,756	352,055
RSA Insurance Group PLC	127,181	992,793
Safety Insurance Group, Inc.	2,412	126,823
Sampo OYJ, Class A	56,995	2,745,714

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Samsung Fire & Marine
Insurance Company, Ltd.	2,371	$540,220
Samsung Life Insurance Company, Ltd.	5,338	443,547
Sanlam, Ltd.	238,615	1,148,125
SCOR SE	22,200	781,392
Selective Insurance Group, Inc.	8,997	272,789
Shin Kong Financial Holding Company, Ltd.	931,568	221,411
Sompo Japan Nipponkoa Holdings, Inc.	42,000	1,387,162
Sony Financial Holdings, Inc.	23,600	441,400
StanCorp Financial Group, Inc.	9,981	1,134,940
Standard Life PLC	244,861	1,549,649
State Auto Financial Corp.	2,432	53,261
State National Companies, Inc.	5,498	52,231
Stewart Information Services Corp.	3,578	138,612
Sul America SA	19,279	93,029
Sun Life Financial, Inc.	78,433	2,493,211
Suncorp Group, Ltd.	98,570	899,496
Swiss Life Holding AG (I)	4,405	1,030,964
Swiss Re AG (I)	47,192	4,045,707
Symetra Financial Corp.	11,662	367,003
T&D Holdings, Inc.	73,700	989,390
The Allstate Corp.	74,532	4,343,725
The Chubb Corp.	41,974	5,070,879
The Dai-ichi Life Insurance Company, Ltd.	135,000	2,452,842
The Hanover Insurance Group, Inc.	10,456	824,978
The Hartford Financial Services Group, Inc.	76,564	3,518,116
The Navigators Group, Inc. (I)	1,577	119,931
The Progressive Corp.	97,445	2,919,452
The Travelers Companies, Inc.	58,093	5,783,158
Third Point Reinsurance, Ltd. (I)	12,947	181,129
Tokio Marine Holdings, Inc.	86,800	3,474,686
Torchmark Corp.	23,107	1,350,835
Tryg A/S	18,472	362,622
UnipolSai SpA	111,494	255,399
United Fire Group, Inc.	3,308	109,826
United Insurance Holdings Corp.	2,944	38,684
Universal Insurance Holdings, Inc.	5,082	125,170
Unum Group	45,741	1,534,153
W.R. Berkley Corp.	23,616	1,281,876
XL Group PLC	55,868	2,083,318
Zurich Insurance Group AG (I)	19,994	5,489,620
		224,613,454
Real estate investment trusts - 2.7%
Acadia Realty Trust	10,713	316,569
AG Mortgage Investment Trust, Inc.	4,327	71,525
Agree Realty Corp.	2,984	84,895
Alexander’s, Inc.	248	90,024
Alexandria Real Estate Equities, Inc.	17,035	1,464,840
Altisource Residential Corp., Class B	9,005	137,506
American Assets Trust, Inc.	5,838	224,880
American Campus Communities, Inc.	26,558	909,612
American Capital Mortgage Investment Corp.	7,281	111,181
American Residential Properties, Inc.	5,191	87,987
American Tower Corp.	77,192	7,116,330
Anworth Mortgage Asset Corp.	16,846	84,735
Apartment Investment & Management
Company, Class A	29,086	1,047,969
Apollo Commercial Real Estate Finance, Inc.	8,650	141,601
Apollo Residential Mortgage, Inc.	5,291	73,862
Ares Commercial Real Estate Corp.	5,234	65,530
Armada Hoffler Properties, Inc.	5,392	53,812
ARMOUR Residential REIT, Inc.	6,837	146,107
Ascendas Real Estate Investment Trust	173,300	273,506

The accompanying notes are an integral part of the financial statements.	161

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Ashford Hospitality Prime, Inc.	4,906	$67,850
Ashford Hospitality Trust, Inc.	13,374	103,515
AvalonBay Communities, Inc.	24,015	3,963,916
BGP Holdings PLC (I)	181,302	8,138
BioMed Realty Trust, Inc.	48,127	890,350
Bluerock Residential Growth Reit, Inc.	3,949	44,347
Boston Properties, Inc.	27,862	3,158,994
Camden Property Trust	20,536	1,479,208
Campus Crest Communities, Inc.	11,498	59,445
CapitaCommercial Trust	169,100	159,265
CapitaMall Trust	202,600	275,252
Capstead Mortgage Corp.	12,738	132,730
Care Capital Properties, Inc.	36,017	1,144,972
CareTrust REIT, Inc.	5,686	63,740
CatchMark Timber Trust, Inc., Class A	6,903	69,513
Cedar Realty Trust, Inc.	14,553	91,102
Chambers Street Properties	36,686	248,364
Chatham Lodging Trust	5,958	136,736
Chesapeake Lodging Trust	9,312	269,210
Colony Financial, Inc.	16,900	366,899
Communications Sales & Leasing, Inc. (I)	28,343	569,694
CorEnergy Infrastructure Trust, Inc.	8,911	45,713
CoreSite Realty Corp.	3,749	182,539
Corporate Office Properties Trust	22,355	470,126
Corrections Corp. of America	27,672	813,003
Cousins Properties, Inc.	33,778	309,744
Crown Castle International Corp.	61,565	5,133,905
CubeSmart	25,689	649,675
CyrusOne, Inc.	8,213	260,024
CYS Investments, Inc.	22,693	177,232
DCT Industrial Trust, Inc.	13,385	429,792
Dexus Property Group	73,562	384,986
DiamondRock Hospitality Company	30,937	363,819
Douglas Emmett, Inc.	32,422	895,820
Duke Realty Corp.	81,592	1,473,552
DuPont Fabros Technology, Inc.	9,681	258,773
Dynex Capital, Inc.	9,826	65,834
Easterly Government Properties	2,881	45,174
EastGroup Properties, Inc.	4,992	269,568
Education Realty Trust, Inc.	7,433	217,415
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	187,228	160,423
EPR Properties	8,604	437,858
Equinix, Inc.	10,402	2,806,148
Equity One, Inc.	30,138	708,544
Equity Residential	66,168	4,714,470
Essex Property Trust, Inc.	12,002	2,575,869
Extra Space Storage, Inc.	29,113	2,139,223
Federal Realty Investment Trust	16,241	2,096,388
Federation Centres	257,791	518,225
FelCor Lodging Trust, Inc.	22,421	180,937
Fibra Uno Administracion SA de CV	332,900	715,503
First Industrial Realty Trust, Inc.	17,432	338,006
First Potomac Realty Trust	10,057	105,699
Fonciere Des Regions	3,964	330,538
Franklin Street Properties Corp.	13,934	145,053
Gecina SA	4,644	586,127
General Growth Properties, Inc.	114,290	2,900,680
Getty Realty Corp.	4,549	71,692
Gladstone Commercial Corp.	4,194	60,394
Goodman Group	134,305	580,454
Government Properties Income Trust	10,662	168,886
Gramercy Property Trust, Inc.	8,992	198,813

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Growthpoint Properties, Ltd.	305,879	$603,419
H&R Real Estate Investment Trust	20,437	320,784
Hammerson PLC	94,424	902,890
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	5,271	100,202
Hatteras Financial Corp.	14,304	232,154
HCP, Inc.	83,830	3,106,740
Healthcare Realty Trust, Inc.	15,508	355,133
Hersha Hospitality Trust	7,583	185,329
Highwoods Properties, Inc.	36,397	1,380,902
Home Properties, Inc.	13,695	1,016,306
Hospitality Properties Trust	35,461	912,057
Host Hotels & Resorts, Inc.	137,790	2,443,017
Hudson Pacific Properties, Inc.	11,546	327,791
Hyprop Investments, Ltd.	31,981	298,949
ICADE	4,374	312,717
Independence Realty Trust, Inc. (L)	5,928	43,926
InfraREIT, Inc. (I)	3,344	94,234
Inland Real Estate Corp.	13,547	113,930
Intu Properties PLC	109,909	539,992
Invesco Mortgage Capital, Inc.	18,703	254,361
Investors Real Estate Trust	19,803	132,482
Iron Mountain, Inc.	34,757	985,013
iStar, Inc. (I)	13,390	166,973
Japan Prime Realty Investment Corp.	98	316,787
Japan Real Estate Investment Corp.	152	637,162
Japan Retail Fund Investment Corp.	292	536,776
Kilroy Realty Corp.	20,821	1,350,450
Kimco Realty Corp.	75,097	1,730,986
Kite Realty Group Trust	12,929	303,961
Klepierre	22,974	1,011,062
Ladder Capital Corp., Class A	6,289	97,983
Lamar Advertising Company, Class A	19,132	1,020,501
Land Securities Group PLC	95,934	1,832,518
LaSalle Hotel Properties	43,951	1,382,698
Lexington Realty Trust	31,958	257,901
Liberty Property Trust	35,345	1,086,505
LTC Properties, Inc.	5,557	226,670
Mack-Cali Realty Corp.	33,550	628,392
Medical Properties Trust, Inc.	32,128	374,934
Mid-America Apartment Communities, Inc.	17,817	1,400,238
Mirvac Group	283,253	352,135
Monmouth Real Estate
Investment Corp., Class A	10,249	97,570
Monogram Residential Trust, Inc. (L)	26,234	242,927
National Health Investors, Inc.	5,774	318,147
National Retail Properties, Inc.	31,688	1,101,158
National Storage Affiliates Trust	4,074	52,718
New Residential Investment Corp.	30,693	434,613
New Senior Investment Group, Inc.	10,936	124,561
New York Mortgage Trust, Inc.	16,593	108,518
New York REIT, Inc.	25,607	245,315
Nexpoint Residential Trust, Inc.	3,446	42,558
Nippon Building Fund, Inc.	172	722,632
Nippon Prologis REIT, Inc.	173	313,149
Omega Healthcare Investors, Inc.	38,023	1,284,417
One Liberty Properties, Inc.	2,926	63,875
Orchid Island Capital, Inc.	3,523	32,024
Parkway Properties, Inc.	13,346	211,401
Pebblebrook Hotel Trust	11,136	423,836
Pennsylvania Real Estate Investment Trust	10,963	217,506
PennyMac Mortgage Investment Trust	11,486	173,094
Physicians Realty Trust	10,902	158,079

The accompanying notes are an integral part of the financial statements.	162

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Plum Creek Timber Company, Inc.	31,825	$1,224,944
Potlatch Corp.	16,054	530,103
Preferred Apartment Communities, Inc.	4,683	47,813
Prologis, Inc.	95,621	3,633,598
PS Business Parks, Inc.	2,991	218,223
Public Storage	26,393	5,312,119
QTS Realty Trust, Inc., Class A	3,711	149,145
RAIT Financial Trust	14,484	75,172
Ramco-Gershenson Properties Trust	12,865	199,408
Rayonier, Inc.	30,028	690,644
Realty Income Corp.	42,447	1,896,956
Redefine Properties Ltd.	475,486	412,011
Redwood Trust, Inc.	13,003	189,714
Regency Centers Corp.	22,304	1,322,850
Resilient Property Income Fund, Ltd.	36,914	310,994
Resource Capital Corp.	21,593	69,961
Retail Opportunity Investments Corp.	14,448	230,157
Rexford Industrial Realty, Inc.	8,610	111,241
RioCan Real Estate Investment Trust	22,040	407,261
RLJ Lodging Trust	20,186	555,922
Rouse Properties, Inc.	5,881	91,391
Ryman Hospitality Properties	6,674	341,909
Sabra Health Care REIT, Inc.	9,402	225,366
Saul Centers, Inc.	1,531	75,540
Scentre Group	407,910	1,104,911
Segro PLC	89,106	568,007
Select Income REIT	9,569	177,505
Senior Housing Properties Trust	55,572	872,480
Silver Bay Realty Trust Corp.	5,954	93,240
Simon Property Group, Inc.	56,774	10,180,714
SL Green Realty Corp.	18,241	1,888,126
Sovran Self Storage, Inc.	13,671	1,226,699
STAG Industrial, Inc.	10,363	176,793
Starwood Waypoint Residential Trust	5,776	139,144
Stockland	180,938	502,727
Store Capital Corp.	5,142	103,663
Strategic Hotels & Resorts, Inc. (I)	42,699	576,010
Summit Hotel Properties, Inc.	13,329	161,681
Sun Communities, Inc.	7,217	470,621
Sunstone Hotel Investors, Inc.	32,210	445,464
Suntec Real Estate Investment Trust	194,500	210,843
Tanger Factory Outlet Centers	22,662	717,026
Taubman Centers, Inc.	14,616	1,008,358
Terreno Realty Corp.	6,833	138,983
The British Land Company PLC	117,282	1,462,333
The GEO Group, Inc.	11,471	344,474
The GPT Group	135,180	432,018
The Link REIT	206,425	1,094,595
The Macerich Company	25,611	1,951,046
UDR, Inc.	61,241	1,978,084
UMH Properties, Inc.	5,129	47,956
Unibail-Rodamco SE	13,392	3,476,853
United Development Funding IV (L)	5,124	89,568
United Urban Investment Corp.	312	409,697
Universal Health Realty Income Trust	2,039	93,794
Urban Edge Properties	35,632	745,065
Urstadt Biddle Properties, Inc., Class A	4,651	83,392
Ventas, Inc.	60,167	3,310,388
Vornado Realty Trust	31,783	2,771,160
Washington Real Estate Investment Trust	10,567	259,948
Weingarten Realty Investors	26,955	852,856
Welltower, Inc.	64,053	4,057,758
Western Asset Mortgage Capital Corp.	6,243	79,786

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Westfield Corp. (I)	151,248	$1,047,360
Weyerhaeuser Company	94,473	2,639,576
Whitestone REIT	4,965	56,700
WP Glimcher, Inc.	43,792	530,321
Xenia Hotels & Resorts, Inc.	17,262	319,347
		163,756,905
Real estate management and development - 0.7%
Aeon Mall Company, Ltd.	13,700	230,489
Alexander & Baldwin, Inc.	18,392	622,201
Altisource Portfolio Solutions SA (I)	2,262	60,870
AV Homes, Inc. (I)	2,491	35,223
Ayala Land, Inc.	666,800	512,300
Azrieli Group	4,745	187,212
BR Malls Participacoes SA	46,851	144,688
Brookfield Asset Management, Inc. (L)	106,675	3,357,716
Bumi Serpong Damai Tbk PT	434,500	49,644
CapitaLand, Ltd.	220,700	442,318
CBRE Group, Inc., Class A (I)	50,875	1,629,018
Central Pattana PCL	103,900	130,437
Cheung Kong Property Holdings, Ltd. (I)	244,948	1,725,265
China Overseas Land & Investment, Ltd.	376,397	1,102,473
China Resources Land, Ltd.	263,211	659,308
China Vanke Company, Ltd.	125,200	285,073
City Developments, Ltd.	35,100	218,844
Consolidated-Tomoka Land Company	814	44,713
Country Garden Holdings Company, Ltd.	537,467	188,249
Daito Trust Construction Company, Ltd.	8,900	972,195
Daiwa House Industry Company, Ltd.	73,500	1,801,953
Dalian Wanda Commercial Properties
Company, Ltd., H Shares (S)	55,900	344,764
Deutsche Annington Immobilien SE	61,739	2,023,576
Deutsche Wohnen AG	46,280	1,217,770
Evergrande Real Estate Group, Ltd.	520,900	343,379
First Capital Realty, Inc. (L)	17,765	234,823
Forestar Group, Inc. (I)	5,462	70,624
Franshion Properties China, Ltd.	304,000	76,555
FRP Holdings, Inc. (I)	875	27,221
Global Logistic Properties, Ltd.	269,100	423,673
Goldin Properties Holdings, Ltd. (I)	135,700	129,955
Guangzhou R&F Properties Company, Ltd.,
H Shares	96,800	88,617
Hang Lung Properties, Ltd.	202,000	457,302
Henderson Land Development Company, Ltd.	104,473	644,860
Highwealth Construction Corp. (I)	55,000	85,187
Hulic Company, Ltd.	37,700	346,078
Hysan Development Company, Ltd.	55,557	223,440
IOI Properties Group BHD	150,133	65,475
Jones Lang LaSalle, Inc.	10,608	1,579,213
Kennedy-Wilson Holdings, Inc.	14,480	346,941
Kerry Properties, Ltd.	57,768	173,294
Lend Lease Corp.	42,184	417,404
Lippo Karawaci Tbk PT	1,146,200	87,405
Longfor Properties Company, Ltd.	138,500	168,307
Marcus & Millichap, Inc. (I)	2,226	94,516
Megaworld Corp.	957,300	88,422
Mitsubishi Estate Company, Ltd.	155,000	3,334,178
Mitsui Fudosan Company, Ltd.	117,000	3,241,898
Multiplan Empreendimentos Imobiliarios SA	7,567	85,922
New World China Land, Ltd.	248,000	150,194
New World Development Company, Ltd.	481,257	489,803
Nomura Real Estate Holdings, Inc.	15,300	287,010
NTT Urban Development Corp.	13,800	128,487
RE/MAX Holdings, Inc., Class A	2,008	73,653

The accompanying notes are an integral part of the financial statements.	163

 John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Ruentex Development Company, Ltd. (I)	79,000	$84,498
Shimao Property Holdings, Ltd.	132,500	185,438
Shui On Land, Ltd.	342,959	75,415
Sino Land Company, Ltd.	273,075	405,325
Sino-Ocean Land Holdings, Ltd.	321,358	168,015
SM Prime Holdings, Inc.	754,000	314,276
SOHO China, Ltd.	198,000	84,601
Sumitomo Realty &
Development Company, Ltd.	44,000	1,485,721
Summarecon Agung Tbk PT	581,700	66,960
Sun Hung Kai Properties, Ltd.	153,500	1,947,727
Sunac China Holdings, Ltd.	177,400	96,183
Swire Pacific, Ltd., Class A	52,500	575,896
Swire Properties, Ltd.	105,400	321,817
Swiss Prime Site AG (I)	8,448	663,191
Tejon Ranch Company (I)	2,294	54,207
The St. Joe Company (I)	10,572	184,481
The Wharf Holdings, Ltd.	123,625	696,623
Tokyo Tatemono Company, Ltd.	26,100	327,858
Tokyu Fudosan Holdings Corp.	63,500	436,305
UOL Group, Ltd.	39,400	174,717
Wheelock and Company, Ltd.	83,000	376,800
Yuexiu Property Company, Ltd.	648,500	102,457
		40,778,646
Thrifts and mortgage finance - 0.1%
Anchor Bancorp Wisconsin, Inc. (I)	1,350	55,229
Astoria Financial Corp.	13,592	219,783
Bank Mutual Corp.	9,520	68,830
BankFinancial Corp.	3,661	45,030
Beneficial Bancorp, Inc. (I)	13,182	163,984
BofI Holding, Inc. (I)	2,354	272,687
Brookline Bancorp, Inc.	11,636	122,760
Capitol Federal Financial, Inc.	21,267	256,267
Clifton Bancorp, Inc.	5,147	70,977
Dime Community Bancshares, Inc.	4,992	85,014
Essent Group, Ltd. (I)	8,588	230,073
EverBank Financial Corp.	14,492	286,652
Federal Agricultural Mortgage Corp., Class C	1,840	43,553
First Defiance Financial Corp.	1,763	66,447
Flagstar Bancorp, Inc. (I)	3,361	68,329
Fox Chase Bancorp, Inc.	3,378	58,304
HomeStreet, Inc. (I)	3,569	79,446
Hudson City Bancorp, Inc.	87,356	812,411
Kearny Financial Corp. (I)	14,945	169,626
Lendingtree, Inc. (I)	969	102,666
Meridian Bancorp, Inc. (I)	9,196	117,157
Meta Financial Group, Inc.	1,246	54,101
MGIC Investment Corp. (I)	52,897	558,592
Nationstar Mortgage Holdings, Inc. (I)(L)	6,214	103,898
New York Community Bancorp, Inc.	105,056	1,855,289
NMI Holdings, Inc., Class A (I)	8,711	72,476
Northfield Bancorp, Inc.	8,183	122,500
Northwest Bancshares, Inc.	14,804	190,083
OceanFirst Financial Corp.	1,906	35,109
Ocwen Financial Corp. (I)(L)	16,857	125,416
Oritani Financial Corp.	7,540	113,703
PennyMac Financial Services, Inc. (I)	2,295	39,405
Provident Financial Services, Inc.	10,144	192,127
Radian Group, Inc.	29,642	532,963
TrustCo Bank Corp.	16,189	95,839
United Community Financial Corp.	9,507	47,440
United Financial Bancorp, Inc.	8,408	105,520
Walker & Dunlop, Inc. (I)	4,215	102,551

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Washington Federal, Inc.	36,448	$827,005
Waterstone Financial, Inc.	5,280	68,006
WSFS Financial Corp.	4,625	127,326
		8,764,574
		1,184,730,663
Health care - 12.6%
Biotechnology - 2.4%
AbbVie, Inc.	313,381	19,558,108
ACADIA Pharmaceuticals, Inc. (I)	12,437	455,567
Acceleron Pharma, Inc. (I)	3,467	100,474
Achillion Pharmaceuticals, Inc. (I)	18,622	137,617
Acorda Therapeutics, Inc. (I)	6,678	213,496
Actelion, Ltd. (I)	13,583	1,844,101
Adamas Pharmaceuticals, Inc. (I)	1,810	36,309
Aduro Biotech, Inc. (I)	1,330	25,749
Advaxis, Inc. (I)(L)	4,816	71,277
Aegerion Pharmaceuticals, Inc. (I)(L)	4,044	71,538
Affimed NV (I)(L)	2,659	26,803
Agenus, Inc. (I)	12,180	86,600
Akebia Therapeutics, Inc. (I)	4,187	29,142
Alder Biopharmaceuticals, Inc. (I)	3,263	126,441
Alexion Pharmaceuticals, Inc. (I)	43,293	7,454,622
AMAG Pharmaceuticals, Inc. (I)	4,760	297,690
Amgen, Inc.	138,570	21,032,155
Amicus Therapeutics, Inc. (I)	15,241	219,166
Anacor Pharmaceuticals, Inc. (I)	6,396	834,102
Anthera Pharmaceuticals, Inc. (I)	5,943	40,591
Ardelyx, Inc. (I)	2,015	38,245
Arena Pharmaceuticals, Inc. (I)	37,887	102,674
ARIAD Pharmaceuticals, Inc. (I)	26,276	248,045
Array BioPharma, Inc. (I)	22,185	130,892
Arrowhead Research Corp. (I)(L)	9,609	56,981
Atara Biotherapeutics, Inc. (I)	2,295	93,016
Avalanche Biotechnologies, Inc. (I)	3,142	32,865
Baxalta, Inc. (I)	99,166	3,485,685
Bellicum Pharmaceuticals, Inc. (I)	1,479	25,232
BioCryst Pharmaceuticals, Inc. (I)	11,423	132,964
Biogen, Inc. (I)	42,871	12,745,548
BioSpecifics Technologies Corp. (I)	872	43,304
BioTime, Inc. (I)(L)	8,999	27,177
Blueprint Medicines Corp. (I)	1,507	41,232
Cara Therapeutics, Inc. (I)	2,988	56,652
Catalyst Pharmaceuticals, Inc. (I)(L)	12,761	46,322
Celgene Corp. (I)	144,545	17,067,874
Celldex Therapeutics, Inc. (I)	15,387	228,343
Cellular Biomedicine Group, Inc. (I)	1,646	38,204
Cepheid, Inc. (I)	11,201	545,937
ChemoCentryx, Inc. (I)	4,915	32,341
Chimerix, Inc. (I)	6,469	316,593
Clovis Oncology, Inc. (I)	3,889	302,798
Coherus Biosciences, Inc. (I)	3,756	103,666
Concert Pharmaceuticals, Inc. (I)(L)	2,664	41,505
CSL, Ltd.	36,306	2,366,264
CTI BioPharma Corp. (I)	27,470	43,403
Curis, Inc. (I)	18,296	47,936
Cytokinetics, Inc. (I)	6,114	42,309
CytRx Corp. (I)	9,492	23,350
Dicerna Pharmaceuticals, Inc. (I)	2,519	27,633
Durata Therapeutics, Inc. (I)	2,145	1,780
Dyax Corp. (I)	22,756	523,843
Dynavax Technologies Corp. (I)	4,691	133,037
Eagle Pharmaceuticals, Inc. (I)(L)	1,356	106,514

The accompanying notes are an integral part of the financial statements.	164

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Emergent BioSolutions, Inc. (I)	4,688	$156,064
Enanta Pharmaceuticals, Inc. (I)	2,507	97,873
Epizyme, Inc. (I)(L)	4,617	92,340
Esperion Therapeutics, Inc. (I)(L)	2,054	98,489
Exact Sciences Corp. (I)	13,891	307,130
Exelixis, Inc. (I)(L)	31,184	185,545
FibroGen, Inc. (I)(L)	7,560	185,220
Five Prime Therapeutics, Inc. (I)	3,424	65,296
Flexion Therapeutics, Inc. (I)	2,331	56,200
Foundation Medicine, Inc. (I)(L)	1,871	44,043
Galena Biopharma, Inc. (I)(L)	27,054	42,745
Genocea Biosciences, Inc. (I)	3,176	36,937
Genomic Health, Inc. (I)	2,826	77,772
Geron Corp. (I)(L)	25,192	76,332
Gilead Sciences, Inc.	267,834	28,141,318
Grifols SA	18,872	769,027
Halozyme Therapeutics, Inc. (I)	16,597	289,784
Heron Therapeutics, Inc. (I)	3,915	150,571
Idera Pharmaceuticals, Inc. (I)(L)	13,714	41,416
Ignyta, Inc. (I)	3,075	42,066
Immune Design Corp. (I)	1,910	30,445
ImmunoGen, Inc. (I)	13,581	182,800
Immunomedics, Inc. (I)(L)	15,957	34,467
Infinity Pharmaceuticals, Inc. (I)	7,830	69,061
Inovio Pharmaceuticals, Inc. (I)(L)	11,586	86,779
Insmed, Inc. (I)	9,601	234,648
Insys Therapeutics, Inc. (I)(L)	3,701	119,986
Ironwood Pharmaceuticals, Inc. (I)	19,881	218,691
Karyopharm Therapeutics, Inc. (I)(L)	3,691	51,157
Keryx Biopharmaceuticals, Inc. (I)(L)	16,369	101,160
Kite Pharma, Inc. (I)(L)	4,508	239,690
KYTHERA Biopharmaceuticals, Inc. (I)	4,027	300,897
La Jolla Pharmaceutical Company (I)	1,963	69,844
Lexicon Pharmaceuticals, Inc. (I)(L)	6,989	83,449
Ligand Pharmaceuticals, Inc. (I)	2,723	250,353
Lion Biotechnologies, Inc. (I)	7,259	51,611
MacroGenics, Inc. (I)	4,391	115,703
MannKind Corp. (I)(L)	38,729	146,783
Merrimack Pharmaceuticals, Inc. (I)(L)	17,245	174,002
MiMedx Group, Inc. (I)(L)	17,058	165,633
Mirati Therapeutics, Inc. (I)	1,665	42,990
Momenta Pharmaceuticals, Inc. (I)	9,528	185,891
Myriad Genetics, Inc. (I)(L)	10,728	402,944
Navidea Biopharmaceuticals, Inc. (I)(L)	25,900	48,692
Neurocrine Biosciences, Inc. (I)	13,295	616,622
NewLink Genetics Corp. (I)(L)	3,224	144,790
Northwest Biotherapeutics, Inc. (I)(L)	7,859	60,514
Novavax, Inc. (I)	41,868	450,918
Ocata Therapeutics, Inc. (I)(L)	6,560	27,749
OncoMed Pharmaceuticals, Inc. (I)(L)	2,736	53,598
Oncothyreon, Inc. (I)	16,889	57,423
Ophthotech Corp. (I)	3,732	164,320
OPKO Health, Inc. (I)(L)	10,541	114,051
Orexigen Therapeutics, Inc. (I)(L)	16,336	45,251
Organovo Holdings, Inc. (I)(L)	13,338	36,413
Osiris Therapeutics, Inc. (I)(L)	3,122	56,196
Otonomy, Inc. (I)	2,408	54,589
OvaScience, Inc. (I)(L)	3,702	71,967
PDL BioPharma, Inc. (L)	25,219	142,487
Peregrine Pharmaceuticals, Inc. (I)(L)	32,136	36,956
Pfenex, Inc. (I)	2,688	58,733
Portola Pharmaceuticals, Inc. (I)	7,244	341,627
Progenics Pharmaceuticals, Inc. (I)	11,123	81,532

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Prothena Corp. PLC (I)(L)	4,900	$281,897
PTC Therapeutics, Inc. (I)	5,287	201,911
Radius Health, Inc. (I)	4,591	279,408
Raptor Pharmaceutical Corp. (I)	12,645	153,384
Regeneron Pharmaceuticals, Inc. (I)	13,737	7,053,950
Regulus Therapeutics, Inc. (I)(L)	4,668	38,884
Repligen Corp. (I)	5,136	175,035
Retrophin, Inc. (I)	5,493	150,618
Rigel Pharmaceuticals, Inc. (I)	14,327	42,981
Sage Therapeutics, Inc. (I)	2,175	117,472
Sangamo BioSciences, Inc. (I)	10,924	82,585
Sarepta Therapeutics, Inc. (I)	6,532	233,192
Sorrento Therapeutics, Inc. (I)	4,567	57,910
Spark Therapeutics, Inc. (I)(L)	1,278	55,734
Spectrum Pharmaceuticals, Inc. (I)(L)	11,060	80,406
Stemline Therapeutics, Inc. (I)	2,832	26,083
Synergy Pharmaceuticals, Inc. (I)(L)	15,938	111,566
Synta Pharmaceuticals Corp. (I)	15,836	31,672
TESARO, Inc. (I)	3,658	188,314
TG Therapeutics, Inc. (I)	5,724	70,291
Threshold Pharmaceuticals, Inc. (I)	10,964	46,049
TrovaGene, Inc. (I)(L)	4,122	24,526
Ultragenyx Pharmaceutical, Inc. (I)	5,598	624,849
United Therapeutics Corp. (I)	10,930	1,646,277
Vanda Pharmaceuticals, Inc. (I)(L)	6,707	79,076
Verastem, Inc. (I)	5,449	33,184
Versartis, Inc. (I)	3,660	47,470
Vertex Pharmaceuticals, Inc. (I)	44,415	5,663,801
Vitae Pharmaceuticals, Inc. (I)	2,272	17,631
Vital Therapies, Inc. (I)(L)	2,764	10,337
Xencor, Inc. (I)	4,562	76,505
XOMA Corp. (I)	14,657	12,179
Zafgen, Inc. (I)	2,629	96,011
ZIOPHARM Oncology, Inc. (I)(L)	17,981	156,615
		146,909,095
Health care equipment and supplies - 1.7%
Abaxis, Inc.	3,505	164,805
Abbott Laboratories	271,253	12,285,048
ABIOMED, Inc. (I)	6,499	623,254
Accuray, Inc. (I)(L)	12,621	86,959
Align Technology, Inc. (I)	17,185	972,671
Analogic Corp.	1,904	153,424
AngioDynamics, Inc. (I)	4,102	60,546
Anika Therapeutics, Inc. (I)	2,332	82,576
Antares Pharma, Inc. (I)(L)	26,321	47,378
AtriCure, Inc. (I)	4,646	113,641
Atrion Corp.	229	88,623
Baxter International, Inc.	99,166	3,812,933
Becton, Dickinson and Company	38,209	5,388,233
Boston Scientific Corp. (I)	244,155	4,087,155
C.R. Bard, Inc.	13,506	2,617,328
Cantel Medical Corp.	5,409	268,449
Cardiovascular Systems, Inc. (I)	5,006	120,544
Cerus Corp. (I)(L)	15,595	77,351
Cochlear, Ltd.	4,373	263,816
Coloplast A/S	16,055	1,091,619
CONMED Corp.	4,275	226,832
CryoLife, Inc.	4,767	46,621
Cutera, Inc. (I)	2,741	40,101
Cyberonics, Inc. (I)	4,048	264,496
Cynosure, Inc., Class A (I)	3,509	111,025
DENTSPLY International, Inc.	25,536	1,338,342
Edwards Lifesciences Corp. (I)	19,611	2,762,798

The accompanying notes are an integral part of the financial statements.	165

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Elekta AB, B Shares (L)	36,426	$225,759
Endologix, Inc. (I)	10,651	138,250
Essilor International SA	28,040	3,337,940
Exactech, Inc. (I)	1,899	37,239
GenMark Diagnostics, Inc. (I)	7,127	73,693
Getinge AB, B Shares	19,780	438,751
Globus Medical, Inc., Class A (I)	10,607	259,023
Greatbatch, Inc. (I)	3,887	220,859
Haemonetics Corp. (I)	8,000	288,880
Halyard Health, Inc. (I)	18,217	572,742
HeartWare International, Inc. (I)	2,694	230,606
Hill-Rom Holdings, Inc.	13,398	707,950
Hologic, Inc. (I)	57,803	2,243,334
Hoya Corp.	52,700	2,056,109
ICU Medical, Inc. (I)	2,179	247,360
IDEXX Laboratories, Inc. (I)	22,131	1,581,703
Inogen, Inc. (I)	2,521	124,260
Insulet Corp. (I)	8,906	264,597
Integra LifeSciences Holdings Corp. (I)	4,002	240,040
Intuitive Surgical, Inc. (I)	6,724	3,435,628
Invacare Corp.	5,146	90,518
Invivo Therapeutics Holdings Corp. (I)	4,462	43,505
K2M Group Holdings, Inc. (I)	2,882	61,185
LDR Holding Corp. (I)	3,668	136,890
Masimo Corp. (I)	6,854	278,478
Medtronic PLC	259,656	18,770,532
Meridian Bioscience, Inc.	6,559	125,474
Merit Medical Systems, Inc. (I)	6,938	157,840
Natus Medical, Inc. (I)	5,127	208,566
Neogen Corp. (I)	5,804	299,719
Nevro Corp. (I)	2,383	107,306
NuVasive, Inc. (I)	7,536	397,298
NxStage Medical, Inc. (I)	9,901	171,980
Olympus Corp.	31,800	1,155,341
OraSure Technologies, Inc. (I)	9,607	51,878
Orthofix International NV (I)	3,007	112,702
Oxford Immunotec Global PLC (I)(L)	3,655	52,522
Quidel Corp. (I)	4,542	93,520
ResMed, Inc.	33,323	1,730,797
Rockwell Medical Technologies, Inc. (I)(L)	7,997	95,724
RTI Surgical, Inc. (I)	9,936	63,392
SeaSpine Holdings Corp. (I)	1,334	18,849
Second Sight Medical Products, Inc. (I)(L)	2,005	19,068
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	180,000	126,241
Sirona Dental Systems, Inc. (I)	13,137	1,253,007
Smith & Nephew PLC	109,054	1,941,186
Sonova Holding AG	7,059	916,895
Spectranetics Corp. (I)	6,674	112,457
St. Jude Medical, Inc.	51,151	3,622,002
STAAR Surgical Company (I)(L)	6,511	52,023
STERIS Corp.	23,278	1,490,956
Stryker Corp.	54,408	5,367,349
SurModics, Inc. (I)	2,352	53,508
Sysmex Corp.	18,000	1,086,576
Tandem Diabetes Care, Inc. (I)	3,198	36,713
Teleflex, Inc.	9,820	1,284,456
Terumo Corp.	37,600	1,025,548
The Cooper Companies, Inc.	11,490	1,866,206
Thoratec Corp. (I)	21,250	1,334,925
Tornier NV (I)	5,725	127,324
Unilife Corp. (I)(L)	20,136	24,566
Varian Medical Systems, Inc. (I)	18,202	1,478,913

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Vascular Solutions, Inc. (I)	2,860	$98,842
West Pharmaceutical Services, Inc.	28,150	1,572,178
William Demant Holdings A/S (I)	3,530	287,805
Wright Medical Group, Inc. (I)	8,097	186,798
Zeltiq Aesthetics, Inc. (I)	5,064	163,415
Zimmer Biomet Holdings, Inc.	31,199	3,230,968
		106,905,232
Health care providers and services - 2.0%
AAC Holdings, Inc. (I)(L)	1,271	30,008
Aceto Corp.	4,655	104,319
Addus HomeCare Corp. (I)	1,213	34,862
Adeptus Health, Inc., Class A (I)(L)	979	97,548
Aetna, Inc.	63,618	7,285,533
Air Methods Corp. (I)	6,133	229,681
Alfresa Holdings Corp.	22,000	401,630
Almost Family, Inc. (I)	1,212	53,692
Amedisys, Inc. (I)	4,428	171,098
AmerisourceBergen Corp.	37,936	3,795,117
AMN Healthcare Services, Inc. (I)	7,441	250,018
Amsurg Corp. (I)	7,513	589,169
Anthem, Inc.	48,192	6,797,482
Bangkok Dusit Medical Services PCL	304,712	165,766
BioScrip, Inc. (I)(L)	11,480	27,896
BioTelemetry, Inc. (I)	4,854	69,364
Bumrungrad Hospital PCL	29,800	192,044
Capital Senior Living Corp. (I)	4,684	97,615
Cardinal Health, Inc.	60,407	4,969,684
Centene Corp. (I)	28,119	1,735,505
Chemed Corp.	2,621	357,373
Cigna Corp.	46,982	6,614,596
Civitas Solutions, Inc. (I)	1,968	47,744
Community Health Systems, Inc. (I)	27,911	1,498,821
CorVel Corp. (I)	1,532	46,006
Cross Country Healthcare, Inc. (I)	5,447	75,659
DaVita HealthCare Partners, Inc. (I)	31,380	2,373,583
Diplomat Pharmacy, Inc. (I)	5,671	223,948
ExamWorks Group, Inc. (I)	6,491	232,508
Express Scripts Holding Company (I)	132,901	11,110,524
Five Star Quality Care, Inc. (I)	7,842	26,506
Fresenius Medical Care AG &
Company KGaA	29,998	2,284,827
Fresenius SE & Company KGaA	52,338	3,692,292
Genesis Healthcare, Inc. (I)	6,336	45,999
Hanger, Inc. (I)	5,500	98,615
HCA Holdings, Inc. (I)	52,820	4,575,268
Health Net, Inc. (I)	18,240	1,168,454
HealthEquity, Inc. (I)	5,652	165,717
Healthscope, Ltd.	86,255	163,112
HealthSouth Corp.	14,108	602,412
Healthways, Inc. (I)	4,979	60,794
Henry Schein, Inc. (I)	15,241	2,085,121
Humana, Inc.	27,366	5,002,231
IHH Healthcare BHD	212,009	294,910
IPC Healthcare, Inc. (I)	2,725	216,365
Kindred Healthcare, Inc.	12,994	260,920
Laboratory Corp. of America Holdings (I)	18,229	2,147,558
Landauer, Inc.	1,622	62,301
LHC Group, Inc. (I)	2,110	91,363
Life Healthcare Group Holdings, Ltd.	126,017	361,802
LifePoint Health, Inc. (I)	10,477	818,568
Magellan Health Services, Inc. (I)	4,235	237,160
McKesson Corp.	42,193	8,336,493
Mediclinic International, Ltd.	58,550	470,346

The accompanying notes are an integral part of the financial statements.	166

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Medipal Holdings Corp.	16,900	$291,524
MEDNAX, Inc. (I)	22,116	1,781,444
Miraca Holdings, Inc.	6,800	290,874
Molina Healthcare, Inc. (I)	14,980	1,117,358
National HealthCare Corp.	1,186	71,587
Netcare, Ltd.	129,094	387,748
Nobilis Health Corp. (I)	5,617	29,208
Odontoprev SA	23,797	64,173
Owens & Minor, Inc.	24,513	833,197
Patterson Companies, Inc.	15,379	704,820
PharMerica Corp. (I)	4,740	155,093
Qualicorp SA	23,884	112,418
Quest Diagnostics, Inc.	26,232	1,778,530
RadNet, Inc. (I)	5,978	36,705
Ramsay Health Care, Ltd.	10,837	480,424
Select Medical Holdings Corp.	16,383	211,341
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	65,600	136,973
Sinopharm Group Company, Ltd., H Shares	113,600	431,223
Sonic Healthcare, Ltd.	29,215	430,253
Surgical Care Affiliates, Inc. (I)	3,336	121,931
Suzuken Company, Ltd.	9,300	318,692
Team Health Holdings, Inc. (I)	11,138	654,246
Tenet Healthcare Corp. (I)	18,242	898,054
The Ensign Group, Inc.	3,968	186,298
The Providence Service Corp. (I)	2,176	97,550
Triple-S Management Corp., Class B (I)	3,816	80,289
UnitedHealth Group, Inc.	173,394	20,061,686
Universal American Corp. (I)	8,016	57,314
Universal Health Services, Inc., Class B	16,547	2,269,256
US Physical Therapy, Inc.	1,996	91,716
VCA, Inc. (I)	19,428	1,075,923
WellCare Health Plans, Inc. (I)	17,239	1,563,060
		119,768,835
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	40,205	553,623
Castlight Health, Inc., B Shares (I)(L)	5,558	29,402
Cerner Corp. (I)	55,950	3,455,472
Computer Programs & Systems, Inc.	1,758	80,903
HealthStream, Inc. (I)	4,026	100,046
HMS Holdings Corp. (I)	13,866	144,900
M3, Inc.	24,300	562,246
MedAssets, Inc. (I)	9,525	201,168
Medidata Solutions, Inc. (I)	8,601	413,020
Merge Healthcare, Inc. (I)	11,694	82,910
Omnicell, Inc. (I)	5,613	190,730
Press Ganey Holdings, Inc. (I)	1,569	50,600
Quality Systems, Inc.	7,944	107,959
Vocera Communications, Inc. (I)	4,387	51,503
		6,024,482
Life sciences tools and services - 0.4%
Accelerate Diagnostics, Inc. (I)(L)	3,484	68,356
Affymetrix, Inc. (I)	12,059	112,510
Agilent Technologies, Inc.	61,070	2,217,452
Albany Molecular Research, Inc. (I)(L)	3,967	79,102
Bio-Rad Laboratories, Inc., Class A (I)	4,891	681,463
Bio-Techne Corp.	8,785	830,007
Cambrex Corp. (I)	4,873	232,978
Charles River
Laboratories International, Inc. (I)	11,199	771,499
Fluidigm Corp. (I)	4,638	56,537
Harvard Bioscience, Inc. (I)	6,829	29,843

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
INC Research Holdings, Inc. (I)	2,089	$85,670
Lonza Group AG (I)	6,967	951,333
Luminex Corp. (I)	6,765	123,258
Mettler-Toledo International, Inc. (I)	6,613	1,961,085
NanoString Technologies, Inc. (I)	2,392	36,382
NeoGenomics, Inc. (I)	9,699	58,970
Pacific Biosciences of California, Inc. (I)(L)	10,607	52,823
PAREXEL International Corp. (I)	22,757	1,495,590
PerkinElmer, Inc.	20,564	1,001,056
PRA Health Sciences, Inc. (I)	3,143	118,271
QIAGEN NV (I)	30,236	794,693
Sequenom, Inc. (I)(L)	18,944	40,730
Thermo Fisher Scientific, Inc.	72,514	9,091,080
Waters Corp. (I)	15,102	1,833,081
		22,723,769
Pharmaceuticals - 6.0%
Aerie Pharmaceuticals, Inc. (I)	3,414	53,975
Akorn, Inc. (I)	18,671	742,919
Allergan PLC (I)	71,514	21,721,662
Amphastar Pharmaceuticals, Inc. (I)	5,136	66,100
ANI Pharmaceuticals, Inc. (I)	1,256	61,255
Aratana Therapeutics, Inc. (I)	4,862	85,863
Aspen Pharmacare Holdings, Ltd. (I)	46,218	1,191,461
Assembly Biosciences, Inc. (I)	2,584	35,427
Astellas Pharma, Inc.	265,500	3,926,869
AstraZeneca PLC	153,985	9,606,985
Bayer AG	114,328	15,452,127
BioDelivery Sciences International, Inc. (I)(L)	7,548	50,949
Bristol-Myers Squibb Company	303,788	18,066,272
Catalent, Inc. (I)	37,069	1,178,424
Celltrion, Inc. (I)(L)	4,146	248,160
Cempra, Inc. (I)	5,026	172,894
Chelsea Therapeutics International, Ltd. (I)	9,811	785
China Medical System Holdings, Ltd.	103,000	112,155
Chugai Pharmaceutical Company, Ltd.	27,700	1,032,801
Corcept Therapeutics, Inc. (I)	10,184	50,920
CSPC Pharmaceutical Group, Ltd.	394,000	362,612
Daiichi Sankyo Company, Ltd.	78,700	1,514,652
Depomed, Inc. (I)	9,438	254,165
Dermira, Inc. (I)	2,358	60,601
Dr. Reddy’s Laboratories, Ltd., ADR	7,640	497,135
Durect Corp. (I)	19,124	39,395
Eisai Company, Ltd.	31,100	2,118,644
Eli Lilly & Company	178,193	14,674,194
Endo International PLC (I)	36,928	2,843,456
Endocyte, Inc. (I)(L)	6,743	35,536
Foamix Pharmaceuticals, Ltd. (I)	3,850	39,116
Furiex Pharmaceuticals, Inc. (I)	863	4,738
GlaxoSmithKline PLC	593,079	12,109,257
Hanmi Pharm Company, Ltd. (I)	341	123,726
Hisamitsu Pharmaceutical Company, Inc.	7,000	243,181
Hospira, Inc. (I)	31,553	2,838,823
IGI Laboratories, Inc. (I)(L)	6,840	53,557
Impax Laboratories, Inc. (I)	11,169	457,482
Intersect ENT, Inc. (I)	2,310	58,813
Intra-Cellular Therapies, Inc. (I)	3,449	92,399
Johnson & Johnson	505,562	47,512,717
Kalbe Farma Tbk PT	1,224,410	145,911
Kyowa Hakko Kirin Company, Ltd.	28,737	481,952
Lannett Company, Inc. (I)(L)	4,127	197,890
Luye Pharma Group, Ltd. (I)	126,300	107,909
Mallinckrodt PLC (I)	21,469	1,851,487
Merck & Company, Inc.	514,905	27,727,634

The accompanying notes are an integral part of the financial statements.	167

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck KGaA	17,869	$1,701,429
Mitsubishi Tanabe Pharma Corp.	28,200	503,974
Mylan NV (I)	74,997	3,719,101
Nektar Therapeutics (I)(L)	20,625	227,906
Novartis AG	304,345	29,699,727
Novo Nordisk A/S, Class B	275,847	15,229,607
Ocular Therapeutix, Inc. (I)	2,161	38,077
Omeros Corp. (I)(L)	6,001	84,554
Ono Pharmaceutical Company, Ltd.	10,300	1,309,753
Orion OYJ, Class B	12,409	490,838
Otsuka Holdings Company, Ltd.	48,200	1,644,738
Pacira Pharmaceuticals, Inc. (I)	5,690	327,460
Paratek Pharmaceuticals, Inc. (I)	1,996	51,856
Pernix Therapeutics Holdings (I)	7,341	35,384
Perrigo Company PLC	26,646	4,875,419
Pfizer, Inc.	1,122,234	36,158,379
Phibro Animal Health Corp., Class A	2,819	99,511
POZEN, Inc. (I)(L)	4,693	40,970
Prestige Brands Holdings, Inc. (I)	8,146	378,952
Relypsa, Inc. (I)	5,130	117,785
Revance Therapeutics, Inc. (I)(L)	2,528	76,497
Richter Gedeon Nyrt	28,799	441,187
Roche Holding AG	92,939	25,300,262
Sagent Pharmaceuticals, Inc. (I)	3,521	70,350
Sanofi	162,355	15,969,516
Santen Pharmaceutical Company, Ltd.	45,800	716,588
SciClone Pharmaceuticals, Inc. (I)	8,105	63,705
ScinoPharm Taiwan, Ltd.	17,122	19,516
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	38,600	113,127
Shionogi & Company, Ltd.	36,900	1,445,688
Shire PLC	71,958	5,565,051
Sihuan Pharmaceutical Holdings Group, Ltd.	280,000	127,462
Sino Biopharmaceutical, Ltd.	284,000	339,215
Sucampo Pharmaceuticals, Inc., Class A (I)	4,022	108,031
Sumitomo Dainippon Pharma Company, Ltd.	19,300	206,108
Supernus Pharmaceuticals, Inc. (I)	5,451	98,936
Taisho Pharmaceutical
Holdings Company, Ltd.	3,900	252,308
Takeda Pharmaceutical Company, Ltd.	97,600	4,787,731
Tetraphase Pharmaceuticals, Inc. (I)	5,653	245,397
Teva Pharmaceutical Industries, Ltd.	112,229	7,314,884
The Medicines Company (I)	10,358	424,678
TherapeuticsMD, Inc. (I)(L)	20,077	123,072
Theravance Biopharma, Inc. (I)	4,169	60,701
Theravance, Inc. (L)	13,391	186,269
Trius Therapeutics, Inc. (I)(L)	6,739	741
UCB SA	15,891	1,199,179
Valeant Pharmaceuticals International, Inc. (I)	39,374	9,127,908
VIVUS, Inc. (I)(L)	17,799	20,113
XenoPort, Inc. (I)	9,959	67,223
Yuhan Corp.	521	109,461
Zoetis, Inc.	91,064	4,086,042
Zogenix, Inc. (I)	3,243	62,330
ZS Pharma, Inc. (I)	2,868	146,727
		365,916,408
		768,247,821
Industrials - 10.2%
Aerospace and defense - 1.9%
AAR Corp.	5,454	132,696
Aerojet Rocketdyne Holdings, Inc. (I)	9,701	199,550
Aerovironment, Inc. (I)	3,191	76,744

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Airbus Group NV	80,522	$5,243,153
American Science & Engineering, Inc.	1,260	49,531
Astronics Corp. (I)	2,988	154,360
AviChina Industry & Technology
Company, Ltd., H Shares	202,000	140,069
B/E Aerospace, Inc.	25,104	1,223,820
BAE Systems PLC	383,782	2,641,709
Bombardier, Inc., Class B (I)	249,226	244,376
CAE, Inc.	36,569	401,659
Cobham PLC	136,872	586,544
Cubic Corp.	3,348	141,018
Curtiss-Wright Corp.	7,282	478,500
DigitalGlobe, Inc. (I)	11,275	260,002
Ducommun, Inc. (I)	1,931	45,610
Embraer SA	68,208	432,195
Engility Holdings, Inc.	2,825	78,535
Esterline Technologies Corp. (I)	12,059	985,341
Finmeccanica SpA (I)	53,063	717,027
General Dynamics Corp.	56,904	8,082,075
HEICO Corp.	3,113	158,452
HEICO Corp., Class A	12,249	534,914
Honeywell International, Inc.	142,624	14,158,284
Huntington Ingalls Industries, Inc.	11,501	1,294,783
KLX, Inc. (I)	20,642	807,102
Korea Aerospace Industries, Ltd.	2,927	228,304
Kratos Defense & Security Solutions, Inc. (I)	7,876	36,545
L-3 Communications Holdings, Inc.	15,016	1,583,738
Lockheed Martin Corp.	48,776	9,812,756
Meggitt PLC	96,641	702,872
Moog, Inc., Class A (I)	5,956	375,824
National Presto Industries, Inc. (L)	789	64,737
Northrop Grumman Corp.	35,318	5,782,969
Orbital ATK, Inc.	14,053	1,063,953
Precision Castparts Corp.	25,204	5,803,221
Raytheon Company	55,548	5,697,003
Rockwell Collins, Inc.	24,178	1,978,969
Rolls-Royce Holdings PLC (I)	226,402	2,565,001
Safran SA	39,924	3,114,873
Singapore Technologies Engineering, Ltd.	131,500	286,179
Sparton Corp. (I)	1,742	40,484
TASER International, Inc. (I)(L)	8,357	195,554
Teledyne Technologies, Inc. (I)	13,766	1,347,829
Textron, Inc.	50,351	1,953,619
Thales SA	14,015	965,477
The Boeing Company	117,219	15,318,179
The KEYW Holding Corp. (I)(L)	5,655	47,502
Triumph Group, Inc.	11,652	575,492
United Technologies Corp.	150,879	13,822,025
Vectrus, Inc. (I)	1,811	45,003
Zodiac Aerospace	27,454	834,209
		113,510,366
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	8,675	78,856
Atlas Air Worldwide Holdings, Inc. (I)	3,908	161,439
Bollore SA	118,482	639,846
C.H. Robinson Worldwide, Inc.	26,617	1,794,784
Deutsche Post AG	134,072	3,683,288
Echo Global Logistics, Inc. (I)	4,669	108,601
Expeditors International of Washington, Inc.	34,881	1,708,123
FedEx Corp.	48,100	7,244,341
Forward Air Corp.	4,843	218,032
Hub Group, Inc., Class A (I)	5,664	213,476
Hyundai Glovis Company, Ltd.	1,251	181,783

The accompanying notes are an integral part of the financial statements.	168

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Park-Ohio Holdings Corp.	1,426	$51,422
Radiant Logistics, Inc. (I)	5,240	31,545
Royal Mail PLC	96,919	685,243
Sinotrans, Ltd., H Shares	174,000	79,896
TNT Express NV	69,776	589,385
United Parcel Service, Inc., Class B	126,362	12,339,249
UTi Worldwide, Inc.	14,609	104,016
XPO Logistics, Inc. (I)(L)	11,159	391,681
Yamato Transport Company, Ltd.	42,900	835,214
		31,140,220
Airlines - 0.4%
Air China, Ltd., H Shares	173,466	125,452
AirAsia BHD	111,046	22,991
Alaska Air Group, Inc.	30,654	2,294,758
Allegiant Travel Company	2,068	420,342
American Airlines Group, Inc.	126,226	4,920,289
ANA Holdings, Inc.	143,000	418,791
Cathay Pacific Airways, Ltd.	106,000	191,479
China Airlines, Ltd. (I)	260,000	93,480
China Southern Airlines Company, Ltd.,
H Shares	172,400	107,338
Delta Air Lines, Inc.	149,884	6,561,922
Deutsche Lufthansa AG (I)	31,817	386,066
easyJet PLC	19,361	495,872
Eva Airways Corp. (I)	186,000	112,540
Hawaiian Holdings, Inc. (I)	7,451	168,840
International Consolidated
Airlines Group SA (I)	103,938	861,901
Japan Airlines Company, Ltd.	14,700	521,699
JetBlue Airways Corp. (I)	62,224	1,388,840
Korean Air Lines Company, Ltd. (I)	2,329	65,482
Latam Airlines Group SA (I)	34,451	192,993
Qantas Airways, Ltd. (I)	42,067	100,489
Republic Airways Holdings, Inc. (I)	8,119	25,007
Ryanair Holdings PLC, ADR	4,192	305,806
Singapore Airlines, Ltd.	46,040	324,133
SkyWest, Inc.	8,281	131,668
Southwest Airlines Company	121,727	4,467,381
Turk Hava Yollari (I)	54,647	151,234
Virgin America, Inc. (I)(L)	3,902	127,322
		24,984,115
Building products - 0.3%
AAON, Inc.	6,498	134,379
Advanced Drainage Systems, Inc.	5,318	151,084
Allegion PLC	17,736	1,057,243
American Woodmark Corp. (I)	2,038	135,079
AO Smith Corp.	17,718	1,142,988
Apogee Enterprises, Inc.	4,547	237,126
Asahi Glass Company, Ltd.	116,000	687,196
Assa Abloy AB	99,054	1,892,946
Builders FirstSource, Inc. (I)	7,409	109,727
Cie de Saint-Gobain	65,410	3,002,120
Continental Building Products, Inc. (I)	4,934	98,631
Daikin Industries, Ltd.	29,000	1,722,976
Fortune Brands Home & Security, Inc.	37,698	1,803,849
Geberit AG	4,975	1,578,673
Gibraltar Industries, Inc. (I)	5,052	82,802
Griffon Corp.	5,404	89,923
Insteel Industries, Inc.	3,426	59,304
KCC Corp.	386	127,839
Lennox International, Inc.	9,789	1,155,494
LIXIL Group Corp.	33,000	679,820

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Masco Corp.	63,689	$1,670,562
Masonite International Corp. (I)	4,604	304,094
NCI Building Systems, Inc. (I)	4,276	44,599
Nortek, Inc. (I)	1,111	90,891
Patrick Industries, Inc. (I)	2,083	78,717
PGT, Inc. (I)	7,705	103,016
Ply Gem Holdings, Inc. (I)	3,521	47,886
Quanex Building Products Corp.	5,361	96,230
Simpson Manufacturing Company, Inc.	6,615	230,930
Taiwan Glass Industrial Corp. (I)	78,395	31,638
TOTO, Ltd.	35,000	514,149
Trex Company, Inc. (I)	5,032	195,292
Universal Forest Products, Inc.	3,149	189,129
		19,546,332
Commercial services and supplies - 0.6%
ABM Industries, Inc.	8,727	279,351
ACCO Brands Corp. (I)	17,195	130,682
Aggreko PLC	31,047	504,934
ARC Document Solutions, Inc. (I)	7,204	47,835
Babcock International Group PLC	30,445	448,787
Brady Corp., Class A	7,450	163,602
Brambles, Ltd.	119,998	839,943
Casella Waste Systems, Inc., Class A (I)	7,195	44,321
CECO Environmental Corp.	3,918	37,926
China Everbright International, Ltd.	235,000	307,546
Cintas Corp.	17,297	1,470,072
Civeo Corp.	17,268	33,673
Clean Harbors, Inc. (I)	12,624	620,091
Copart, Inc. (I)	26,926	942,949
Dai Nippon Printing Company, Ltd.	69,000	708,571
Deluxe Corp.	19,460	1,128,875
Edenred	27,760	587,170
Ennis, Inc.	4,263	69,615
Essendant, Inc.	5,901	203,585
G&K Services, Inc., Class A	3,096	209,321
G4S PLC	185,062	723,909
Healthcare Services Group, Inc.	11,192	374,260
Heritage-Crystal Clean, Inc. (I)	2,311	27,547
Herman Miller, Inc.	23,441	635,486
HNI Corp.	17,426	814,491
InnerWorkings, Inc. (I)	6,821	49,520
Interface, Inc.	10,360	251,126
ISS A/S	21,165	737,330
KEPCO Plant Service &
Engineering Company, Ltd.	1,501	159,951
Kimball International, Inc., Class B	5,613	61,350
Knoll, Inc.	7,653	183,060
Matthews International Corp., Class A	5,181	263,091
McGrath RentCorp	4,153	106,524
Mobile Mini, Inc.	7,202	244,940
MSA Safety, Inc.	12,027	546,988
Multi-Color Corp.	2,035	134,086
Park24 Company, Ltd.	10,800	211,553
Pitney Bowes, Inc.	36,704	727,106
Quad/Graphics, Inc.	4,650	67,146
R.R. Donnelley & Sons Company	49,327	774,434
Republic Services, Inc.	45,592	1,868,360
Rollins, Inc.	22,750	635,180
S-1 Corp.	1,268	100,665
Secom Company, Ltd.	26,000	1,662,916
Securitas AB, Series B	30,945	394,056
Societe BIC SA	3,876	614,172
SP Plus Corp. (I)	2,772	63,673

The accompanying notes are an integral part of the financial statements.	169

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Steelcase, Inc., Class A	12,958	$228,450
Stericycle, Inc. (I)	15,444	2,179,766
Team, Inc. (I)	3,267	136,691
Tetra Tech, Inc.	9,340	242,653
The ADT Corp. (L)	31,671	1,038,175
The Brink’s Company	7,605	217,959
Toppan Printing Company, Ltd.	64,000	530,811
Tyco International PLC	76,405	2,772,737
UniFirst Corp.	2,283	247,500
US Ecology, Inc.	3,418	170,763
Viad Corp.	3,233	88,390
Waste Connections, Inc.	29,290	1,393,032
Waste Management, Inc.	77,639	3,886,608
West Corp.	8,060	196,180
		34,541,484
Construction and engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	24,369	787,735
AECOM (I)	35,559	977,873
Aegion Corp. (I)	5,863	107,879
Argan, Inc.	2,129	83,350
Boskalis Westminster NV	12,056	627,469
Bouygues SA	27,595	1,050,853
China Communications Construction
Company, Ltd., H Shares	421,365	499,996
China Railway Construction Corp., H Shares	187,800	245,217
China Railway Group, Ltd., H Shares	381,000	340,072
China State Construction
International Holdings, Ltd.	172,000	226,869
Chiyoda Corp.	18,000	129,590
Cimic Group, Ltd.	7,780	129,453
Comfort Systems USA, Inc.	5,871	162,744
CTCI Corp.	50,000	64,530
Daelim Industrial Company, Ltd.	1,858	105,611
Daewoo Engineering &
Construction Company, Ltd. (I)	6,933	37,356
Dialog Group BHD	291,212	109,097
Dycom Industries, Inc. (I)	5,332	379,052
EMCOR Group, Inc.	9,626	443,662
Ferrovial SA	55,878	1,332,239
Fluor Corp.	26,960	1,229,915
Furmanite Corp. (I)	6,341	39,758
Gamuda BHD	143,600	148,516
Granite Construction, Inc.	14,753	508,979
Great Lakes Dredge & Dock Corp. (I)	10,393	57,681
GS Engineering & Construction Corp. (I)	3,316	68,278
Hc2 Holdings, Inc. (I)(L)	3,521	26,548
Hyundai Development Company	3,772	190,783
Hyundai Engineering &
Construction Company, Ltd.	5,201	145,968
IJM Corp. BHD	127,200	190,906
Jacobs Engineering Group, Inc. (I)	23,063	931,976
JGC Corp.	26,000	379,248
Kajima Corp.	103,000	577,233
KBR, Inc.	34,111	594,896
Larsen & Toubro, Ltd., GDR (I)	21,907	526,533
MasTec, Inc. (I)	10,456	173,151
MYR Group, Inc. (I)	3,372	96,743
Northwest Pipe Company (I)	1,812	29,934
Obayashi Corp.	79,000	682,102
Orion Marine Group, Inc. (I)	5,032	36,130
Primoris Services Corp.	6,286	115,474

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Promotora y Operadora de Infraestructura
SAB de CV (I)	35,700	$381,236
Quanta Services, Inc. (I)	37,953	919,981
Shimizu Corp.	73,000	712,076
Sinopec Engineering Group Company, Ltd.,
H Shares	118,000	101,778
Skanska AB, Series B	37,555	735,177
SNC-Lavalin Group, Inc.	19,477	584,784
Taisei Corp.	126,000	850,292
Tutor Perini Corp. (I)	5,824	103,085
Vinci SA	64,572	4,153,498
		23,133,306
Electrical equipment - 0.7%
ABB, Ltd. (I)	290,912	5,618,143
Acuity Brands, Inc.	10,270	2,001,315
Alstom SA (I)(L)	29,465	913,198
AMETEK, Inc.	43,837	2,359,307
AZZ, Inc.	4,033	204,070
Doosan Heavy Industries and
Construction Company, Ltd.	3,188	49,624
Eaton Corp. PLC	85,045	4,852,668
Emerson Electric Company	121,700	5,807,524
Encore Wire Corp.	3,291	106,859
EnerSys	6,837	365,574
Enphase Energy, Inc. (I)(L)	4,504	20,718
Franklin Electric Company, Inc.	7,420	217,332
FuelCell Energy, Inc. (I)(L)	44,659	36,857
Fuji Electric Company, Ltd.	71,000	281,484
Generac Holdings, Inc. (I)	10,659	329,576
General Cable Corp.	7,730	112,472
Hubbell, Inc., Class B	12,586	1,241,861
Legrand SA	36,151	2,081,489
LS Corp.	1,182	31,102
LS Industrial Systems Company, Ltd.	1,001	36,548
LSI Industries, Inc.	4,366	41,433
Mabuchi Motor Company, Ltd.	6,200	288,933
Mitsubishi Electric Corp.	239,000	2,378,236
Nidec Corp.	26,900	2,106,188
OSRAM Licht AG	12,319	650,218
Plug Power, Inc. (I)(L)	28,235	48,282
Powell Industries, Inc.	1,565	45,948
Power Solutions International, Inc. (I)(L)	804	25,278
PowerSecure International, Inc. (I)	3,823	46,105
Prysmian SpA	25,483	543,768
Regal-Beloit Corp.	10,595	706,369
Rockwell Automation, Inc.	24,645	2,756,050
Schneider Electric SE	74,525	4,697,374
Schneider Electric SE	1,474	91,490
Shanghai Electric Group Company, Ltd.,
H Shares (L)	269,136	147,912
Teco Electric & Machinery Company, Ltd.	181,000	136,585
Thermon Group Holdings, Inc. (I)	5,234	119,754
Vestas Wind Systems A/S	32,537	1,733,850
Vicor Corp. (I)	2,704	26,391
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	49,500	325,600
		43,583,485
Industrial conglomerates - 1.7%
3M Company	115,629	16,435,506
Aboitiz Equity Ventures, Inc.	165,650	195,048
Alfa SAB de CV, Class A	408,200	815,044
Alliance Global Group, Inc.	177,500	75,024

The accompanying notes are an integral part of the financial statements.	170

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Beijing Enterprises Holdings, Ltd.	49,114	$286,527
Bidvest Group, Ltd.	42,663	1,025,736
Carlisle Companies, Inc.	15,449	1,555,714
Cheil Industries, Inc. (I)	1,802	270,341
CITIC, Ltd.	213,033	390,054
CJ Corp.	970	235,671
CK Hutchison Holdings, Ltd.	244,448	3,255,843
Danaher Corp.	112,154	9,759,641
DMCI Holdings, Inc.	342,000	83,114
Doosan Corp.	497	43,275
Enka Insaat ve Sanayi AS	52,917	90,316
Far Eastern New Century Corp.	308,133	279,373
Fosun International, Ltd.	154,000	257,146
General Electric Company	1,836,322	45,577,512
Grupo Carso SAB de CV, Series A1	82,800	376,293
JG Summit Holdings, Inc.	223,360	338,418
Keihan Electric Railway Company, Ltd.	62,000	400,004
Keppel Corp., Ltd.	124,331	605,245
KOC Holdings AS	62,451	243,490
Koninklijke Philips NV	131,592	3,381,717
LG Corp.	6,333	311,616
NWS Holdings, Ltd.	132,230	166,153
Raven Industries, Inc.	6,122	110,931
Roper Technologies, Inc.	18,246	2,957,494
Seibu Holdings, Inc.	14,700	322,376
Sembcorp Industries, Ltd.	84,000	204,243
Shanghai Industrial Holdings, Ltd.	46,070	112,242
Siemens AG	109,628	10,866,656
Sime Darby BHD	264,100	469,081
SK C&C Company, Ltd.	3,223	735,913
SM Investments Corp.	14,680	275,335
Smiths Group PLC	47,714	820,062
Toshiba Corp. (I)	498,000	1,577,548
Turkiye Sise ve Cam Fabrikalari AS	64,445	62,866
		104,968,568
Machinery - 1.6%
Actuant Corp., Class A	9,236	198,020
AGCO Corp.	18,947	929,161
Alamo Group, Inc.	1,552	79,912
Albany International Corp., Class A	4,436	141,508
Alfa Laval AB	29,018	488,468
Altra Industrial Motion Corp.	4,268	106,743
Amada Company, Ltd.	43,100	376,678
American Railcar Industries, Inc. (L)	1,513	62,729
Andritz AG	11,400	544,646
Astec Industries, Inc.	2,953	116,673
Atlas Copco AB, A Shares	66,364	1,670,974
Atlas Copco AB, B Shares	38,564	878,317
Barnes Group, Inc.	8,475	327,389
Blount International, Inc. (I)	7,906	54,472
Briggs & Stratton Corp.	6,763	135,125
Caterpillar, Inc.	109,826	8,395,099
Chart Industries, Inc. (I)	4,840	123,710
China Conch Venture Holdings, Ltd.	68,900	151,967
China International Marine Containers Group
Company, Ltd., H Shares	47,700	84,859
CIRCOR International, Inc.	2,660	120,338
CLARCOR, Inc.	19,542	1,101,583
CNH Industrial NV	124,787	984,373
Columbus McKinnon Corp.	3,375	64,159
Commercial Vehicle Group, Inc. (I)	5,592	28,631
Crane Company	11,520	605,261
CSR Corp., Ltd., H Shares (I)	416,000	483,322

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Cummins, Inc.	30,636	$3,729,933
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	7,024	39,910
Deere & Company	60,853	4,976,558
Donaldson Company, Inc.	29,898	936,106
Doosan Infracore Company, Ltd. (I)	8,998	50,778
Douglas Dynamics, Inc.	3,735	82,992
Dover Corp.	29,204	1,809,188
EnPro Industries, Inc.	3,570	169,361
ESCO Technologies, Inc.	3,961	143,032
FANUC Corp.	25,200	4,081,149
Federal Signal Corp.	9,808	138,783
Flowserve Corp.	24,512	1,106,227
FreightCar America, Inc.	2,120	45,686
GEA Group AG	25,155	979,307
Global Brass & Copper Holdings, Inc.	3,602	70,743
Graco, Inc.	13,875	957,236
Graham Corp.	1,836	33,966
Haitian International Holdings, Ltd.	61,000	110,160
Harsco Corp.	12,708	146,904
Hillenbrand, Inc.	9,822	264,801
Hino Motors, Ltd.	32,800	359,721
Hitachi Construction
Machinery Company, Ltd.	12,800	185,247
Hiwin Technologies Corp.	18,932	97,305
Hurco Companies, Inc.	1,312	40,462
Hyster-Yale Materials Handling, Inc.	1,466	89,074
Hyundai Heavy Industries Company, Ltd. (I)	2,789	215,850
Hyundai Mipo Dockyard Company, Ltd. (I)	734	33,427
IDEX Corp.	18,431	1,323,899
IHI Corp.	172,000	531,387
Illinois Tool Works, Inc.	61,674	5,213,303
IMI PLC (I)	32,761	517,463
Ingersoll-Rand PLC	48,370	2,674,377
ITT Corp.	21,093	789,089
John Bean Technologies Corp.	4,560	151,027
Joy Global, Inc.	18,033	436,759
JTEKT Corp.	25,500	357,995
Kadant, Inc.	1,798	79,993
Kawasaki Heavy Industries, Ltd.	176,000	664,242
Kennametal, Inc.	18,746	571,753
Komatsu, Ltd.	115,500	1,912,687
Kone OYJ, Class B	39,070	1,542,247
Kubota Corp.	139,000	2,163,486
Kurita Water Industries, Ltd.	12,900	267,394
LB Foster Company, Class A	1,827	32,758
Lincoln Electric Holdings, Inc.	17,874	1,048,310
Lindsay Corp. (L)	1,805	137,595
Lydall, Inc. (I)	2,723	73,957
Makita Corp.	14,800	835,510
MAN SE	4,466	468,250
Melrose Industries PLC	120,065	488,072
Meritor, Inc. (I)	15,093	190,926
Metso OYJ (L)	13,783	339,548
Miller Industries, Inc.	2,196	47,631
Minebea Company, Ltd.	39,000	465,462
Mitsubishi Heavy Industries, Ltd.	376,000	1,787,017
Mueller Industries, Inc.	8,942	284,445
Mueller Water Products, Inc., Class A	25,371	227,070
Nabtesco Corp.	14,800	294,585
Navistar International Corp. (I)(L)	8,000	142,720
NGK Insulators, Ltd.	32,000	719,115
NN, Inc.	3,172	76,794

The accompanying notes are an integral part of the financial statements.	171

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Nordson Corp.	13,378	$889,905
NSK, Ltd.	58,100	713,024
Oshkosh Corp.	18,494	777,673
PACCAR, Inc.	64,462	3,801,324
Parker-Hannifin Corp.	25,281	2,721,752
Pentair PLC	32,641	1,804,721
Proto Labs, Inc. (I)	3,564	259,566
RBC Bearings, Inc. (I)	3,683	227,830
Rexnord Corp. (I)	15,852	317,833
Samsung Heavy Industries Company, Ltd.	10,013	95,137
Sandvik AB	105,372	1,016,861
Schindler Holding AG,
Participation Certificates	5,952	911,496
Schindler Holding AG, Registered Shares	2,521	392,327
SembCorp Marine, Ltd. (L)	71,400	121,310
SKF AB, B Shares	39,216	748,011
SMC Corp.	6,700	1,621,605
Snap-on, Inc.	10,583	1,690,846
SPX Corp.	9,701	569,740
Standex International Corp.	1,960	156,839
Stanley Black & Decker, Inc.	28,007	2,843,271
Sulzer AG	3,150	321,143
Sumitomo Heavy Industries, Ltd.	69,000	298,191
Sun Hydraulics Corp.	3,619	116,749
Tennant Company	2,828	162,101
Terex Corp.	24,853	579,820
The Gorman-Rupp Company	3,129	75,628
The Greenbrier Companies, Inc. (L)	4,094	170,720
The Timken Company	17,161	544,862
The Weir Group PLC	25,989	556,311
THK Company, Ltd.	14,600	252,929
Titan International, Inc.	7,186	65,967
TriMas Corp. (I)	7,233	131,930
Trinity Industries, Inc.	36,639	988,887
United Tractors Tbk PT	98,337	133,537
Vallourec SA (L)	15,246	194,640
Valmont Industries, Inc.	5,570	592,035
Volvo AB, Series B	151,654	1,646,849
Wabash National Corp. (I)	10,561	129,161
Wabtec Corp.	22,846	2,187,733
Wartsila OYJ ABP	18,326	758,054
Watts Water Technologies, Inc., Class A	4,357	238,981
WEG SA	57,160	263,998
Weichai Power Company, Ltd., H Shares	99,840	106,790
Woodward, Inc.	23,883	1,089,065
Xerium Technologies, Inc. (I)	2,003	24,377
Xylem, Inc.	32,904	1,067,735
Yangzijiang Shipbuilding Holdings, Ltd.	163,900	127,777
Zardoya Otis SA	21,736	231,775
		100,743,705
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	556	928,203
A.P. Moeller - Maersk A/S, Series B	1,040	1,771,189
China COSCO Holdings Company, Ltd.,
H Shares (I)	245,879	156,727
China Shipping Container Lines
Company, Ltd., H Shares (I)	357,076	143,290
Evergreen Marine Corp Taiwan, Ltd.	177,760	77,906
Golden Ocean Group, Ltd. (L)	11,220	34,221
Hyundai Merchant Marine Company, Ltd. (I)	5,452	39,200
Kirby Corp. (I)	13,192	930,432
Kuehne & Nagel International AG	6,993	930,876
Matson, Inc.	6,786	255,696

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Marine (continued)
MISC BHD	93,800	$180,937
Mitsui O.S.K. Lines, Ltd.	142,000	399,440
Navios Maritime Holdings, Inc. (L)	14,108	39,643
Nippon Yusen KK	199,000	521,798
Scorpio Bulkers, Inc. (I)	30,100	49,364
U-Ming Marine Transport Corp.	36,000	35,672
Wan Hai Lines, Ltd.	22,000	15,181
Yang Ming Marine Transport Corp. (I)	116,000	37,254
		6,547,029
Professional services - 0.4%
Acacia Research Corp.	8,181	77,883
Adecco SA (I)	22,505	1,764,156
Barrett Business Services, Inc.	1,168	41,639
Bureau Veritas SA	35,812	816,345
Capita PLC	80,183	1,508,912
CBIZ, Inc. (I)	8,169	79,648
CDI Corp.	2,612	26,721
CEB, Inc.	13,105	938,580
CRA International, Inc. (I)	1,689	38,374
Equifax, Inc.	21,740	2,128,346
Experian PLC	120,369	2,031,495
Exponent, Inc.	4,004	171,171
Franklin Covey Company (I)	2,249	37,626
FTI Consulting, Inc. (I)	16,288	649,240
GP Strategies Corp. (I)	2,173	53,260
Heidrick & Struggles International, Inc.	3,132	61,043
Hill International, Inc. (I)	6,505	25,500
Huron Consulting Group, Inc. (I)	3,616	261,762
ICF International, Inc. (I)	3,096	105,914
Insperity, Inc.	3,015	133,836
Intertek Group PLC	19,484	753,658
Kelly Services, Inc., Class A	4,826	69,736
Kforce, Inc.	4,028	107,910
Korn/Ferry International	7,898	269,085
ManpowerGroup, Inc.	18,497	1,607,389
Mistras Group, Inc. (I)	2,852	41,753
Navigant Consulting, Inc. (I)	7,633	120,525
Nielsen Holdings PLC	67,279	3,043,029
On Assignment, Inc. (I)	8,105	291,618
Pendrell Corp. (I)	29,479	43,629
Randstad Holding NV	17,808	1,121,718
Recruit Holdings Company, Ltd.	17,400	534,285
Resources Connection, Inc.	6,118	95,991
Robert Half International, Inc.	24,599	1,255,287
RPX Corp. (I)	8,572	118,036
Seek, Ltd.	24,937	218,985
SGS SA	717	1,262,967
The Advisory Board Company (I)	6,601	321,007
The Dun & Bradstreet Corp.	6,454	683,930
Towers Watson & Company, Class A	16,392	1,946,222
TriNet Group, Inc. (I)	6,485	109,207
TrueBlue, Inc. (I)	6,529	156,696
VSE Corp.	745	30,828
WageWorks, Inc. (I)	5,607	251,250
		25,406,192
Road and rail - 0.9%
ArcBest Corp.	4,143	119,650
Asciano, Ltd.	74,727	450,893
Aurizon Holdings, Ltd.	162,721	574,024
BTS Group Holdings PCL	458,500	124,714
Canadian National Railway Company	100,754	5,606,720
Canadian Pacific Railway, Ltd.	19,534	2,837,300

The accompanying notes are an integral part of the financial statements.	172

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Celadon Group, Inc.	4,306	$82,202
Central Japan Railway Company, Ltd.	17,900	2,930,687
CJ Korea Express Company, Ltd. (I)	457	68,754
ComfortDelGro Corp., Ltd.	181,300	361,684
Con-Way, Inc.	22,432	789,606
Cosan Logistica SA	94	44
Covenant Transportation
Group, Inc., Class A (I)	2,037	48,053
CSX Corp.	180,122	4,931,740
DSV A/S	25,392	906,603
East Japan Railway Company	41,400	3,824,899
Genesee & Wyoming, Inc., Class A (I)	12,135	829,791
Hankyu Hanshin Holdings, Inc.	140,000	839,614
Heartland Express, Inc.	7,864	159,167
J.B. Hunt Transport Services, Inc.	16,493	1,200,361
Kansas City Southern	20,080	1,862,219
Keikyu Corp.	58,000	465,675
Keio Corp.	71,000	532,450
Keisei Electric Railway Company, Ltd.	34,000	362,676
Kintetsu Corp.	222,000	791,961
Knight Transportation, Inc.	9,495	258,264
Landstar System, Inc.	10,502	695,232
Localiza Rent a Car SA	13,836	85,496
Marten Transport, Ltd.	3,799	70,319
MTR Corp., Ltd.	131,028	584,480
Nagoya Railroad Company, Ltd.	106,000	421,930
Nippon Express Company, Ltd.	104,000	503,006
Norfolk Southern Corp.	55,533	4,326,576
Odakyu Electric Railway Company, Ltd.	77,000	702,230
Old Dominion Freight Line, Inc. (I)	16,022	1,065,303
Roadrunner Transportation Systems, Inc. (I)	4,538	98,384
Ryder Systems, Inc.	9,921	813,224
Saia, Inc. (I)	3,989	149,787
Swift Transportation Company (I)	13,649	266,019
Tobu Railway Company, Ltd.	124,000	553,405
Tokyu Corp.	139,000	985,380
Union Pacific Corp.	159,603	13,684,361
Universal Truckload Services, Inc.	1,675	32,880
USA Truck, Inc. (I)	1,782	35,195
Werner Enterprises, Inc.	17,318	458,754
West Japan Railway Company	20,300	1,370,087
YRC Worldwide, Inc. (I)	5,286	88,329
		57,950,128
Trading companies and distributors - 0.5%
Aircastle, Ltd.	9,598	199,446
Applied Industrial Technologies, Inc.	6,207	262,804
Ashtead Group PLC	61,393	881,033
Barloworld, Ltd.	28,977	185,907
Beacon Roofing Supply, Inc. (I)	7,758	281,228
Brenntag AG	21,265	1,181,209
Bunzl PLC	40,149	1,062,358
CAI International, Inc. (I)	2,844	37,427
Daewoo International Corp.	3,039	55,993
DXP Enterprises, Inc. (I)	2,091	62,207
Fastenal Company (L)	49,453	1,905,919
Finning International, Inc.	23,077	391,341
GATX Corp.	10,381	514,586
H&E Equipment Services, Inc.	4,982	103,177
ITOCHU Corp.	195,400	2,343,482
Kaman Corp.	4,116	159,824
Marubeni Corp.	203,600	1,115,518
Mitsubishi Corp.	170,700	3,171,289
Mitsui & Company, Ltd.	210,900	2,742,488

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
MRC Global, Inc. (I)	16,066	$208,697
MSC Industrial Direct Company, Inc., Class A	11,963	809,775
Noble Group, Ltd. (L)	411,273	159,043
NOW, Inc. (I)(L)	25,344	432,369
Rexel SA	39,663	607,603
Rush Enterprises, Inc., Class A (I)	5,541	141,406
Samsung C&T Corp.	8,339	339,130
SK Networks Company, Ltd.	7,452	41,359
Stock Building Supply Holdings, Inc. (I)	2,544	47,904
Sumitomo Corp.	139,000	1,474,283
TAL International Group, Inc. (I)	5,198	95,279
Textainer Group Holdings, Ltd. (L)	3,369	59,193
Titan Machinery, Inc. (I)	3,169	36,855
Toyota Tsusho Corp.	26,300	605,119
Travis Perkins PLC	30,179	941,235
United Rentals, Inc. (I)	17,559	1,217,365
Veritiv Corp. (I)	1,389	49,907
W.W. Grainger, Inc.	10,920	2,439,965
Watsco, Inc.	6,493	795,133
Wolseley PLC	31,663	2,029,304
		29,188,160
Transportation infrastructure - 0.2%
Abertis Infraestructuras SA	59,487	982,192
Aena SA (I)(S)	8,507	974,010
Aeroports de Paris	3,954	453,459
Airports of Thailand PCL	32,100	247,164
Atlantia SpA	54,305	1,450,826
Beijing Capital International Airport
Company, Ltd., H Shares	142,611	153,439
CCR SA	90,915	373,021
China Merchants Holdings
International Company, Ltd.	110,031	367,395
COSCO Pacific, Ltd.	167,508	220,461
EcoRodovias Infraestrutura e Logistica SA	21,435	41,314
Fraport AG Frankfurt Airport
Services Worldwide	5,597	337,594
Groupe Eurotunnel SA	63,402	857,451
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	44,800	374,805
Grupo Aeroportuario del Sureste SAB
de CV, Class B	30,040	437,805
Hutchison Port Holdings Trust	475,900	250,035
International Container Terminal Services, Inc.	43,110	85,502
Japan Airport Terminal Company, Ltd.	5,400	240,645
Jasa Marga Tbk PT	127,254	46,611
Jiangsu Expressway Company, Ltd., H Shares	116,855	138,055
Kamigumi Company, Ltd.	29,000	242,294
Malaysia Airports Holdings BHD	69,222	71,143
Mitsubishi Logistics Corp.	15,000	180,698
OHL Mexico SAB de CV (I)	112,700	150,894
Sydney Airport	83,197	340,147
TAV Havalimanlari Holding AS	16,016	129,224
Transurban Group	146,672	1,009,776
Wesco Aircraft Holdings, Inc. (I)	9,571	134,377
Westports Holdings Bhd	79,000	78,985
Zhejiang Expressway Company, Ltd., H Shares	136,282	146,196
		10,515,518
		625,758,608
Information technology - 14.0%
Communications equipment - 1.0%
ADTRAN, Inc.	8,402	134,600

The accompanying notes are an integral part of the financial statements.	173

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Alcatel-Lucent (I)	385,834	$1,292,918
Alliance Fiber Optic Products, Inc.	2,476	46,697
Applied Optoelectronics, Inc. (I)(L)	2,498	51,484
ARRIS Group, Inc. (I)	31,373	828,875
Bel Fuse, Inc., Class B	1,787	31,558
Black Box Corp.	2,673	41,164
CalAmp Corp. (I)	5,710	94,900
Calix, Inc. (I)	7,365	58,994
Ciena Corp. (I)	46,141	1,031,713
Cisco Systems, Inc.	926,900	23,988,172
Clearfield, Inc. (I)(L)	2,118	35,985
Comtech Telecommunications Corp.	2,609	69,608
Digi International, Inc. (I)	4,468	45,752
Extreme Networks, Inc. (I)	17,365	52,095
F5 Networks, Inc. (I)	13,120	1,592,899
Finisar Corp. (I)	16,184	249,719
Harmonic, Inc. (I)	14,206	81,969
Harris Corp.	22,374	1,718,771
Infinera Corp. (I)	20,235	441,528
InterDigital, Inc.	14,137	699,357
Ixia (I)	9,619	148,806
Juniper Networks, Inc.	63,986	1,645,080
KVH Industries, Inc. (I)	3,041	33,694
Motorola Solutions, Inc.	33,735	2,186,703
NETGEAR, Inc. (I)	5,363	162,928
Nokia OYJ	459,282	2,881,523
Oclaro, Inc. (I)(L)	17,389	47,298
Plantronics, Inc.	15,268	811,647
Polycom, Inc. (I)	52,942	569,656
QUALCOMM, Inc.	296,928	16,800,186
Ruckus Wireless, Inc. (I)	11,759	133,112
ShoreTel, Inc. (I)	10,844	80,679
Sonus Networks, Inc. (I)	8,176	57,559
Telefonaktiebolaget LM Ericsson, B Shares	300,760	2,931,626
Ubiquiti Networks, Inc. (L)	4,791	168,452
ViaSat, Inc. (I)	6,631	389,704
ZTE Corp., H Shares	71,915	144,777
		61,782,188
Electronic equipment, instruments and components - 0.9%
AAC Technologies Holdings, Inc.	70,000	394,270
Amphenol Corp., Class A	56,395	2,952,842
Anixter International, Inc. (I)	4,390	279,467
Arrow Electronics, Inc. (I)	22,626	1,265,246
AU Optronics Corp.	855,000	271,807
Avnet, Inc.	32,117	1,361,761
AVX Corp.	6,963	90,937
Badger Meter, Inc.	2,254	131,386
Belden, Inc.	16,682	840,606
Benchmark Electronics, Inc. (I)	7,891	168,631
Checkpoint Systems, Inc.	6,744	54,492
Citizen Holdings Company, Ltd.	30,700	231,471
Cognex Corp.	20,603	732,643
Coherent, Inc. (I)	3,702	215,827
Control4 Corp. (I)(L)	3,555	31,888
Corning, Inc.	229,192	3,944,394
CTS Corp.	5,327	100,414
Daktronics, Inc.	6,288	54,643
Delta Electronics Thailand PCL	135,300	328,389
Delta Electronics, Inc.	179,000	897,943
DTS, Inc. (I)	2,834	75,186
Electro Rent Corp.	3,350	35,711
Fabrinet (I)	5,574	110,811
FARO Technologies, Inc. (I)	2,745	106,643

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
FEI Company	16,261	$1,227,380
FLIR Systems, Inc.	25,693	735,591
GSI Group, Inc. (I)	5,652	73,419
Hamamatsu Photonics KK	17,700	437,551
Hexagon AB, B Shares	25,328	815,072
Hirose Electric Company, Ltd.	3,700	421,839
Hitachi High-Technologies Corp.	8,100	181,503
Hitachi, Ltd.	598,000	3,352,980
Hon Hai Precision Industry Company, Ltd.	1,297,016	3,692,301
Ibiden Company, Ltd.	15,000	211,657
II-VI, Inc. (I)	8,148	137,620
Ingram Micro, Inc., Class A (I)	36,949	999,840
Innolux Corp.	832,000	294,565
Insight Enterprises, Inc. (I)	6,030	152,619
InvenSense, Inc. (I)(L)	12,149	124,041
IPG Photonics Corp. (I)	8,463	714,446
Itron, Inc. (I)	5,995	179,850
Jabil Circuit, Inc.	45,818	886,578
Japan Display, Inc. (I)(L)	42,700	133,800
Keyence Corp.	5,600	2,592,343
Keysight Technologies, Inc. (I)	40,043	1,282,978
Kimball Electronics, Inc. (I)	4,759	55,918
Knowles Corp. (I)(L)	34,091	555,001
Kyocera Corp.	39,900	1,954,662
Largan Precision Company, Ltd.	10,000	930,626
LG Display Company, Ltd.	15,519	305,803
LG Innotek Company, Ltd.	948	73,604
Littelfuse, Inc.	3,485	312,779
Mercury Systems, Inc. (I)	5,476	86,740
Mesa Laboratories, Inc.	514	55,718
Methode Electronics, Inc.	5,963	158,437
MTS Systems Corp.	2,300	136,942
Multi-Fineline Electronix, Inc. (I)	1,537	24,546
Murata Manufacturing Company, Ltd.	25,100	3,615,487
National Instruments Corp.	23,940	699,287
Newport Corp. (I)	6,291	96,252
Nippon Electric Glass Company, Ltd.	47,000	207,008
Omron Corp.	24,300	910,530
OSI Systems, Inc. (I)	3,081	225,036
Park Electrochemical Corp.	3,350	58,994
PC Connection, Inc.	1,788	37,673
Plexus Corp. (I)	5,231	199,144
RealD, Inc. (I)	6,699	63,038
Rofin-Sinar Technologies, Inc. (I)	4,447	113,265
Rogers Corp. (I)	2,856	158,965
Samsung Electro-Mechanics Company, Ltd.	3,987	204,480
Samsung SDI Company, Ltd.	3,671	262,016
Sanmina Corp. (I)	12,834	246,926
ScanSource, Inc. (I)	4,389	167,660
Shimadzu Corp.	31,000	454,351
Simplo Technology Company, Ltd.	27,900	92,567
SYNNEX Corp.	4,422	350,178
Synnex Technology International Corp.	133,000	141,562
TDK Corp.	15,300	949,265
TE Connectivity, Ltd.	74,354	4,408,449
Tech Data Corp. (I)	14,319	934,172
TPK Holding Company, Ltd.	27,887	69,947
Trimble Navigation, Ltd. (I)	61,353	1,159,572
TTM Technologies, Inc. (I)	9,275	63,256
Universal Display Corp. (I)	6,274	231,134
Vishay Intertechnology, Inc.	52,799	521,654
Vishay Precision Group, Inc. (I)	2,259	25,278

The accompanying notes are an integral part of the financial statements.	174

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
WPG Holdings Company, Ltd.	131,000	$123,891
Yaskawa Electric Corp.	29,100	331,254
Yokogawa Electric Corp.	27,500	322,388
Zebra Technologies Corp., Class A (I)	12,231	1,013,705
Zhen Ding Technology Holding, Ltd.	30,317	86,257
		56,520,798
Internet software and services - 2.2%
Actua Corp. (I)	6,430	91,499
Akamai Technologies, Inc. (I)	32,521	2,319,073
Angie’s List, Inc. (I)(L)	7,150	37,824
Bankrate, Inc. (I)	10,476	103,293
Bazaarvoice, Inc. (I)(L)	9,942	51,599
Benefitfocus, Inc. (I)(L)	1,280	46,950
Blucora, Inc. (I)	6,421	89,637
Box, Inc., Class A (I)(L)	2,279	30,721
Brightcove, Inc. (I)	5,806	30,946
Carbonite, Inc. (I)	3,014	33,184
ChannelAdvisor Corp. (I)	3,656	41,605
Cimpress NV (I)(L)	5,072	354,939
comScore, Inc. (I)	5,371	280,420
Constant Contact, Inc. (I)	5,021	124,320
Cornerstone OnDemand, Inc. (I)	8,433	301,395
Coupons.com, Inc. (I)(L)	9,631	89,954
Cvent, Inc. (I)	3,696	116,572
Daum Communications Corp.	1,771	201,854
Dealertrack Technologies, Inc. (I)	8,528	535,217
Demandware, Inc. (I)	5,189	289,494
DHI Group, Inc. (I)	7,322	57,112
EarthLink Holdings Corp.	16,342	137,109
eBay, Inc. (I)	201,474	5,461,960
Endurance International
Group Holdings, Inc. (I)(L)	9,196	140,607
Envestnet, Inc. (I)	5,576	174,138
Everyday Health, Inc. (I)	3,557	34,716
Facebook, Inc., Class A (I)	383,861	34,328,689
Gogo, Inc. (I)(L)	8,847	140,579
Google, Inc., Class A (I)	52,164	33,792,882
Google, Inc., Class C (I)	52,313	32,342,512
GrubHub, Inc. (I)	11,652	308,195
GTT Communications, Inc. (I)	3,914	86,069
Hortonworks, Inc. (I)	1,292	30,698
Internap Corp. (I)	9,292	74,057
IntraLinks Holdings, Inc. (I)	6,560	67,174
j2 Global, Inc.	7,473	519,971
Kakaku.com, Inc.	17,300	274,470
Limelight Networks, Inc. (I)	10,367	24,570
Liquidity Services, Inc. (I)	4,136	31,020
LivePerson, Inc. (I)	9,222	84,381
LogMeIn, Inc. (I)	3,845	239,697
Marin Software, Inc. (I)	5,374	19,185
Marketo, Inc. (I)	5,452	152,711
Millennial Media, Inc. (I)(L)	20,850	27,939
Mixi, Inc.	5,100	174,969
Monster Worldwide, Inc. (I)	14,403	104,710
NAVER Corp.	1,870	783,001
New Relic, Inc. (I)	938	30,541
NIC, Inc.	10,365	195,277
OPOWER, Inc. (I)(L)	4,246	38,469
Q2 Holdings, Inc. (I)	3,120	81,619
QuinStreet, Inc. (I)	6,374	35,057
Rackspace Hosting, Inc. (I)	28,030	852,392
Reis, Inc.	1,711	42,604

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
RetailMeNot, Inc. (I)	6,030	$54,270
Rocket Fuel, Inc. (I)(L)	4,470	27,401
SciQuest, Inc. (I)	4,545	49,904
Shutterstock, Inc. (I)	3,068	102,809
SPS Commerce, Inc. (I)	2,600	176,852
Stamps.com, Inc. (I)	2,230	183,618
TechTarget, Inc. (I)	3,521	32,499
Tencent Holdings, Ltd.	490,900	8,221,108
Textura Corp. (I)(L)	3,117	80,606
TrueCar, Inc. (I)(L)	7,786	46,015
United Internet AG	16,979	820,912
United Online, Inc. (I)	2,528	27,530
VeriSign, Inc. (I)(L)	19,065	1,314,341
Web.com Group, Inc. (I)	6,903	148,622
WebMD Health Corp. (I)	5,887	242,132
Wix.com, Ltd. (I)	2,996	59,171
XO Group, Inc. (I)	4,374	64,079
Xoom Corp. (I)	5,092	126,434
Yahoo Japan Corp.	176,900	715,988
Yahoo!, Inc. (I)	159,131	5,130,383
		133,684,250
IT services - 2.4%
Accenture PLC, Class A	114,220	10,767,519
Acxiom Corp. (I)	30,759	644,709
Alliance Data Systems Corp. (I)	11,303	2,907,019
Amadeus IT Holding SA, A Shares	56,575	2,357,506
AtoS	11,696	886,042
Automatic Data Processing, Inc.	85,604	6,618,901
Blackhawk Network Holdings, Inc. (I)	8,469	334,610
Broadridge Financial Solutions, Inc.	28,346	1,496,385
CACI International, Inc., Class A (I)	3,700	290,154
Cap Gemini SA	21,219	1,902,127
Cardtronics, Inc. (I)	7,031	242,570
Cass Information Systems, Inc.	1,840	88,688
CGI Group, Inc., Class A (I)	28,549	1,054,638
Ciber, Inc. (I)	10,076	34,460
Cielo SA	86,879	918,702
Cognizant Technology
Solutions Corp., Class A (I)	111,397	7,011,327
Computer Sciences Corp.	25,084	1,554,957
Computershare, Ltd.	36,220	254,983
Convergys Corp.	38,690	874,394
CoreLogic, Inc. (I)	21,332	809,549
CSG Systems International, Inc.	5,041	155,817
Datalink Corp. (I)	3,856	22,365
DST Systems, Inc.	6,682	684,370
EPAM Systems, Inc. (I)	7,595	536,283
Euronet Worldwide, Inc. (I)	8,076	520,660
Everi Holdings, Inc. (I)	10,602	54,812
EVERTEC, Inc.	10,250	185,525
ExlService Holdings, Inc. (I)	5,186	187,629
Fidelity National Information Services, Inc.	51,855	3,581,106
Fiserv, Inc. (I)	43,002	3,666,781
Forrester Research, Inc.	1,695	53,579
Fujitsu, Ltd.	231,000	1,143,498
Gartner, Inc. (I)	19,633	1,678,818
Global Payments, Inc.	15,715	1,750,494
Heartland Payment Systems, Inc.	5,695	339,308
IBM Corp.	166,910	24,684,320
Infosys, Ltd., ADR (L)	124,216	2,130,304
Itochu Techno-Solutions Corp.	6,000	132,027
Jack Henry & Associates, Inc.	19,337	1,314,143
Leidos Holdings, Inc.	14,776	621,774

The accompanying notes are an integral part of the financial statements.	175

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Lionbridge Technologies, Inc. (I)	10,966	$58,449
Luxoft Holding, Inc. (I)	2,811	171,724
ManTech International Corp., Class A	3,760	102,986
MasterCard, Inc., Class A	176,623	16,314,667
MAXIMUS, Inc.	25,776	1,560,737
MoneyGram International, Inc. (I)	4,989	43,604
NeuStar, Inc., Class A (I)(L)	21,683	606,040
Nomura Research Institute, Ltd.	14,000	567,023
NTT Data Corp.	15,600	750,029
Otsuka Corp.	6,400	336,284
Paychex, Inc.	59,457	2,655,350
PayPal Holdings, Inc. (I)	201,474	7,051,590
Perficient, Inc. (I)	5,616	93,001
Samsung SDS Co., Ltd.	2,065	446,819
Science Applications International Corp.	16,503	804,851
ServiceSource International, Inc. (I)	10,060	47,684
Sonda SA	50,260	82,144
Sykes Enterprises, Inc. (I)	6,059	152,384
Syntel, Inc. (I)	4,876	216,738
TeleTech Holdings, Inc.	2,539	68,680
Teradata Corp. (I)	26,193	765,621
The Hackett Group, Inc.	4,224	59,516
The Western Union Company	94,841	1,748,868
Total System Services, Inc.	29,904	1,370,500
Unisys Corp. (I)	7,828	103,095
VeriFone Systems, Inc. (I)	27,026	844,292
Virtusa Corp. (I)	4,646	245,866
Visa, Inc., Class A	352,234	25,114,284
WEX, Inc. (I)	9,139	863,910
Wipro, Ltd., ADR (L)	31,697	371,172
Xerox Corp.	190,131	1,933,632
		150,044,393
Semiconductors and semiconductor equipment - 1.9%
Advanced Energy Industries, Inc. (I)	6,310	153,144
Advanced Micro Devices, Inc. (I)(L)	248,584	449,937
Advanced Semiconductor Engineering, Inc.	613,095	618,936
Advantest Corp. (L)	17,500	140,245
Alpha & Omega Semiconductor, Ltd. (I)	3,994	30,554
Altera Corp.	54,713	2,656,316
Ambarella, Inc. (I)(L)	4,862	464,953
Amkor Technology, Inc. (I)	15,456	83,462
Analog Devices, Inc.	57,163	3,193,125
Applied Materials, Inc.	225,145	3,621,457
Applied Micro Circuits Corp. (I)	13,063	76,419
ARM Holdings PLC	172,093	2,465,760
ASM Pacific Technology, Ltd.	21,600	167,359
ASML Holding NV	49,303	4,496,785
Atmel Corp.	98,696	806,346
Avago Technologies, Ltd.	46,895	5,907,363
Axcelis Technologies, Inc. (I)	18,690	60,929
Broadcom Corp., Class A	99,109	5,120,962
Brooks Automation, Inc.	10,573	109,748
Cabot Microelectronics Corp. (I)	3,737	162,111
Cascade Microtech, Inc. (I)	2,515	38,781
Cavium, Inc. (I)	8,552	581,707
CEVA, Inc. (I)	3,477	66,932
Cirrus Logic, Inc. (I)	9,800	295,568
Cohu, Inc.	4,346	42,156
Cree, Inc. (I)(L)	25,802	702,330
Cypress Semiconductor Corp. (I)	78,485	784,850
Diodes, Inc. (I)	5,677	111,780
DSP Group, Inc. (I)	3,897	34,099
Entegris, Inc. (I)	21,790	299,177

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Epistar Corp.	97,000	$78,562
Exar Corp. (I)	6,466	38,149
Fairchild Semiconductor International, Inc. (I)	45,508	618,909
First Solar, Inc. (I)	14,121	675,549
FormFactor, Inc. (I)	9,153	60,867
GCL-Poly Energy Holdings, Ltd. (I)	1,032,000	165,797
Hanergy Solar Group, Ltd. (I)	1,136,000	153,909
Hermes Microvision, Inc.	4,000	169,857
Infineon Technologies AG	155,785	1,699,799
Inotera Memories, Inc. (I)	236,000	142,672
Inphi Corp. (I)	5,967	141,657
Integrated Device Technology, Inc. (I)	58,079	1,102,920
Integrated Silicon Solution, Inc.	4,930	108,312
Intel Corp.	864,433	24,670,918
Intersil Corp., Class A	51,640	544,286
IXYS Corp.	4,038	47,608
Kinsus Interconnect Technology Corp.	22,000	39,264
KLA-Tencor Corp.	28,991	1,452,739
Kopin Corp. (I)	12,299	38,127
Lam Research Corp.	28,970	2,108,147
Lattice Semiconductor Corp. (I)	18,076	75,558
Linear Technology Corp.	43,490	1,751,777
M/A-COM Technology
Solutions Holdings, Inc. (I)	3,691	108,921
Mattson Technology, Inc. (I)	12,722	35,749
MaxLinear, Inc., Class A (I)	8,136	80,953
MediaTek, Inc.	145,674	1,123,998
Microchip Technology, Inc. (L)	36,635	1,556,988
Micron Technology, Inc. (I)	195,892	3,214,588
Microsemi Corp. (I)	14,722	467,571
MKS Instruments, Inc.	8,282	279,103
Monolithic Power Systems, Inc.	6,082	292,483
Nanometrics, Inc. (I)	4,105	57,018
NeoPhotonics Corp. (I)	4,651	33,673
Novatek Microelectronics Corp.	56,000	187,922
NVE Corp.	844	44,327
NVIDIA Corp.	93,897	2,110,805
OmniVision Technologies, Inc. (I)	8,930	213,427
PDF Solutions, Inc. (I)	4,367	53,190
Pericom Semiconductor Corp.	3,895	47,441
Phison Electronics Corp.	12,000	83,549
Photronics, Inc. (I)	10,476	95,436
PMC-Sierra, Inc. (I)	26,998	169,817
Power Integrations, Inc.	4,536	178,038
Powertech Technology, Inc.	58,000	99,993
Qorvo, Inc. (I)	27,198	1,509,761
Radiant Opto-Electronics Corp.	42,605	124,255
Rambus, Inc. (I)	17,994	241,659
Realtek Semiconductor Corp.	46,571	83,764
Rohm Company, Ltd.	11,900	644,054
Rudolph Technologies, Inc. (I)	5,189	66,212
Semiconductor
Manufacturing International Corp. (I)	2,522,000	219,394
Semtech Corp. (I)	10,321	174,941
Sigma Designs, Inc. (I)	5,854	57,662
Silicon Laboratories, Inc. (I)	15,945	693,289
Siliconware Precision Industries Company	288,000	347,182
SK Hynix, Inc.	38,861	1,176,220
Skyworks Solutions, Inc.	34,697	3,030,783
STMicroelectronics NV	87,202	632,388
SunEdison, Inc. (I)	68,933	716,903
Synaptics, Inc. (I)	14,640	1,026,118

The accompanying notes are an integral part of the financial statements.	176

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,396,000	$9,322,375
Teradyne, Inc.	50,732	915,205
Tessera Technologies, Inc.	8,117	265,751
Texas Instruments, Inc.	189,469	9,064,197
Tokyo Electron, Ltd.	21,300	1,120,689
Transcend Information, Inc.	16,000	43,194
Ultra Clean Holdings, Inc. (I)	5,562	37,766
Ultratech, Inc. (I)	4,522	77,778
United Microelectronics Corp.	1,179,000	384,721
Vanguard International Semiconductor Corp.	84,000	95,584
Veeco Instruments, Inc. (I)	6,274	144,741
Xcerra Corp. (I)	9,000	56,340
Xilinx, Inc.	47,538	1,991,367
		114,427,957
Software - 2.8%
A10 Networks, Inc. (I)	5,729	38,041
ACI Worldwide, Inc. (I)	45,724	975,293
Activision Blizzard, Inc.	94,307	2,700,009
Adobe Systems, Inc. (I)	86,527	6,798,426
American Software, Inc., Class A	4,467	40,918
ANSYS, Inc. (I)	21,228	1,880,801
Aspen Technology, Inc. (I)	13,243	501,512
Autodesk, Inc. (I)	41,856	1,956,768
AVG Technologies NV (I)	6,252	144,609
Barracuda Networks, Inc. (I)	1,332	35,018
Blackbaud, Inc.	7,290	416,551
Bottomline Technologies, Inc. (I)	6,368	170,280
BroadSoft, Inc. (I)	4,577	144,450
CA, Inc.	57,996	1,582,711
Cadence Design Systems, Inc. (I)	69,207	1,385,524
Callidus Software, Inc. (I)	8,734	137,735
CDK Global, Inc.	37,909	1,878,012
Citrix Systems, Inc. (I)	29,066	1,979,685
COLOPL, Inc. (L)	6,200	111,640
CommVault Systems, Inc. (I)	17,051	611,108
Comverse, Inc. (I)	3,631	68,408
Constellation Software, Inc.	2,404	1,027,328
Dassault Systemes SA	17,374	1,203,719
Digimarc Corp. (I)(L)	1,315	50,141
Ebix, Inc. (L)	4,190	118,954
Electronic Arts, Inc. (I)	56,544	3,740,386
Ellie Mae, Inc. (I)	4,585	332,092
EnerNOC, Inc. (I)	4,423	41,311
Epiq Systems, Inc.	5,095	64,808
ePlus, Inc. (I)	896	67,845
FactSet Research Systems, Inc.	9,185	1,450,495
Fair Isaac Corp.	12,146	1,039,333
Fleetmatics Group PLC (I)	5,881	263,234
Fortinet, Inc. (I)	33,680	1,419,275
Gemalto NV (L)	11,189	804,365
Gigamon, Inc. (I)	4,277	97,430
Globant SA (I)	2,418	65,770
Glu Mobile, Inc. (I)	18,987	87,150
Guidewire Software, Inc. (I)	10,902	609,531
Gungho Online Entertainment, Inc. (L)	54,100	162,477
HubSpot, Inc. (I)	2,970	140,451
Imperva, Inc. (I)	4,159	247,793
Infoblox, Inc. (I)	8,827	169,831
Interactive Intelligence Group, Inc. (I)	2,780	97,328
Intuit, Inc.	50,319	4,314,854
Jive Software, Inc. (I)	8,036	36,242
Kingsoft Corp., Ltd.	81,000	170,487

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Konami Corp.	11,800	$258,964
Manhattan Associates, Inc. (I)	28,907	1,690,481
Mentor Graphics Corp.	38,818	1,003,057
Microsoft Corp.	1,474,385	64,165,235
MicroStrategy, Inc., Class A (I)	1,439	285,929
Mobileiron, Inc. (I)	6,757	27,771
Model N, Inc. (I)	3,720	38,316
Monotype Imaging Holdings, Inc.	6,218	131,697
NCSoft Corp.	1,024	189,122
NetScout Systems, Inc. (I)	32,126	1,174,205
Nexon Company, Ltd.	16,500	229,242
NICE-Systems, Ltd.	7,559	466,591
Nintendo Company, Ltd.	13,100	2,695,273
Open Text Corp.	15,641	709,409
Oracle Corp.	581,009	21,549,624
Oracle Corp. Japan	4,600	192,195
Paycom Software, Inc. (I)	4,990	192,315
Paylocity Holding Corp. (I)	2,479	81,857
Pegasystems, Inc.	5,656	138,629
Progress Software Corp. (I)	7,877	213,388
Proofpoint, Inc. (I)	6,151	346,547
PROS Holdings, Inc. (I)	3,787	83,768
PTC, Inc. (I)	27,192	900,599
QAD, Inc., Class A	1,776	44,702
Qlik Technologies, Inc. (I)	14,207	537,877
Qualys, Inc. (I)	3,898	113,276
RealPage, Inc. (I)	8,320	153,171
Red Hat, Inc. (I)	33,353	2,408,420
Rovi Corp. (I)	34,657	383,653
salesforce.com, Inc. (I)	111,084	7,704,786
SAP SE	135,785	9,107,093
Sapiens International Corp. NV	4,116	47,910
Seachange International, Inc. (I)	5,775	34,881
Silver Spring Networks, Inc. (I)	5,923	68,707
SolarWinds, Inc. (I)	15,715	624,671
Solera Holdings, Inc.	15,871	764,506
Symantec Corp.	124,104	2,542,891
Synchronoss Technologies, Inc. (I)	6,043	244,077
Synopsys, Inc. (I)	36,673	1,721,064
Take-Two Interactive Software, Inc. (I)	13,138	382,710
Tangoe, Inc. (I)	6,370	47,775
TeleCommunication Systems, Inc., Class A (I)	9,117	31,910
Telenav, Inc. (I)	5,187	36,672
The Rubicon Project, Inc. (I)	4,060	58,464
The Sage Group PLC	130,580	1,025,444
The Ultimate Software Group, Inc. (I)	6,758	1,190,692
TiVo, Inc. (I)	15,228	138,575
Totvs SA	11,426	99,873
Trend Micro, Inc.	13,000	461,802
TubeMogul, Inc. (I)	2,356	26,057
Tyler Technologies, Inc. (I)	13,165	1,817,297
Varonis Systems, Inc. (I)	1,485	29,403
VASCO Data Security International, Inc. (I)(L)	4,585	76,661
Verint Systems, Inc. (I)	9,477	505,408
VirnetX Holding Corp. (I)(L)	7,870	28,568
Yodlee, Inc. (I)	3,050	49,441
Zendesk, Inc. (I)	8,495	175,677
Zix Corp. (I)	10,169	44,540
		170,872,997
Technology hardware, storage and peripherals - 2.8%
3D Systems Corp. (I)(L)	24,850	341,191
Acer, Inc. (I)	263,000	97,241
Advantech Company, Ltd.	30,082	191,521

The accompanying notes are an integral part of the financial statements.	177

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Apple, Inc.	1,049,989	$118,396,744
Asustek Computer, Inc.	69,000	628,692
Avid Technology, Inc. (I)	5,227	43,436
BlackBerry, Ltd. (I)(L)	63,690	483,145
Brother Industries, Ltd.	29,300	398,525
Canon, Inc.	132,000	4,021,651
Casetek Holdings, Ltd.	12,000	44,806
Catcher Technology Company, Ltd.	64,000	654,256
Chicony Electronics Company, Ltd.	48,409	120,273
Compal Electronics, Inc.	423,000	247,168
Cray, Inc. (I)	6,443	136,527
Diebold, Inc.	25,314	787,772
Dot Hill Systems Corp. (I)	9,999	96,690
Eastman Kodak Company (I)(L)	3,073	43,268
Electronics For Imaging, Inc. (I)	7,270	318,208
EMC Corp.	353,907	8,801,667
Foxconn Technology Company, Ltd.	88,179	248,073
FUJIFILM Holdings Corp.	57,300	2,348,862
Hewlett-Packard Company	329,188	9,237,015
HTC Corp.	61,000	86,712
Immersion Corp. (I)	4,773	55,319
Inventec Corp.	221,695	101,587
Konica Minolta, Inc.	57,100	625,212
Lenovo Group, Ltd.	634,564	520,569
Lexmark International, Inc., Class A	14,495	434,560
Lite-On Technology Corp.	207,271	189,938
NCR Corp. (I)	40,081	1,005,632
NEC Corp.	322,000	1,012,567
NetApp, Inc.	56,694	1,811,940
Nimble Storage, Inc. (I)	7,922	211,201
Pegatron Corp.	162,000	420,395
QLogic Corp. (I)	13,477	139,352
Quanta Computer, Inc.	265,000	487,744
Quantum Corp. (I)	35,563	41,609
Ricoh Company, Ltd.	87,600	854,025
Samsung Electronics Company, Ltd.	7,371	6,782,588
SanDisk Corp.	37,886	2,067,060
Seagate Technology PLC (L)	57,823	2,972,102
Seiko Epson Corp.	34,600	559,512
Silicon Graphics International Corp. (I)	6,193	30,965
Stratasys, Ltd. (I)(L)	7,925	242,981
Super Micro Computer, Inc. (I)	5,783	158,165
Violin Memory, Inc. (I)(L)	15,929	28,194
Western Digital Corp.	39,490	3,236,600
Wistron Corp.	225,993	111,957
		171,875,217
		859,207,800
Materials - 4.3%
Chemicals - 2.5%
A. Schulman, Inc.	4,534	155,652
Agrium, Inc.	17,217	1,787,788
Air Liquide SA	47,146	5,642,245
Air Products & Chemicals, Inc.	35,299	4,925,269
Air Water, Inc.	19,000	302,544
Airgas, Inc.	12,510	1,207,465
Akzo Nobel NV	34,546	2,332,938
Albemarle Corp.	26,528	1,199,331
American Vanguard Corp.	4,813	64,302
Arkema SA	8,952	630,609
Asahi Kasei Corp.	156,000	1,240,840
Ashland, Inc.	14,701	1,543,164
Axiall Corp.	10,898	275,283

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Balchem Corp.	4,868	$284,924
BASF SE	127,018	10,205,501
Cabot Corp.	15,008	508,321
Calgon Carbon Corp.	8,059	131,039
CF Industries Holdings, Inc.	42,870	2,459,881
Chase Corp.	857	33,852
Chemtura Corp. (I)	10,384	282,445
Core Molding Technologies, Inc. (I)	1,353	29,563
Croda International PLC	16,450	725,805
Cytec Industries, Inc.	16,883	1,252,719
Daicel Corp.	35,900	472,354
E.I. du Pont de Nemours & Company	165,117	8,503,526
Eastman Chemical Company	27,036	1,959,029
Ecolab, Inc.	48,971	5,344,695
EMS-Chemie Holding AG	1,065	479,581
Evonik Industries AG	19,257	716,018
Ferro Corp. (I)	11,337	139,445
Flotek Industries, Inc. (I)(L)	8,579	167,805
FMC Corp.	24,250	1,026,018
Formosa Chemicals & Fibre Corp.	316,100	676,216
Formosa Plastics Corp.	405,040	892,771
FutureFuel Corp.	4,002	40,340
Givaudan SA (I)	1,213	2,085,402
Grupa Azoty SA (I)	4,560	108,515
Hanwha Chemical Corp.	7,024	107,750
Hanwha Corp.	3,001	106,828
Hawkins, Inc.	1,791	68,148
HB Fuller Company	7,743	280,606
Hitachi Chemical Company, Ltd.	12,200	186,749
Hyosung Corp.	1,523	164,695
Incitec Pivot, Ltd.	128,374	320,041
Indorama Ventures PCL	51,552	31,353
Innophos Holdings, Inc.	3,192	153,439
Innospec, Inc.	3,753	184,272
International Flavors & Fragrances, Inc.	14,688	1,609,070
Intrepid Potash, Inc. (I)	8,737	69,110
Israel Chemicals, Ltd.	66,541	374,712
Johnson Matthey PLC	24,926	1,027,417
JSR Corp.	23,400	366,840
K&S AG	26,510	989,449
Kaneka Corp.	35,000	283,133
Kansai Paint Company, Ltd.	29,000	451,472
KMG Chemicals, Inc.	1,714	34,623
Koninklijke DSM NV	25,468	1,337,778
Koppers Holdings, Inc.	3,217	66,914
Kraton Performance Polymers, Inc. (I)	4,917	103,798
Kronos Worldwide, Inc.	3,449	25,557
Kumho Petrochemical Company, Ltd.	915	42,405
Kuraray Company, Ltd.	42,300	498,708
Lanxess AG	12,604	639,076
LG Chem, Ltd.	3,095	612,649
Linde AG	25,635	4,448,739
Lotte Chemical Corp.	1,029	214,908
LSB Industries, Inc. (I)	3,091	73,906
LyondellBasell Industries NV, Class A	71,590	6,112,354
Methanex Corp. (L)	11,838	484,462
Mexichem SAB de CV	151,800	388,500
Minerals Technologies, Inc.	13,581	730,522
Mitsubishi Chemical Holdings Corp.	167,300	948,707
Mitsubishi Gas & Chemicals Company, Inc.	49,000	238,039
Mitsui Chemicals, Inc.	102,000	344,015
Monsanto Company	86,788	8,474,848
Nan Ya Plastics Corp.	465,210	849,210

The accompanying notes are an integral part of the financial statements.	178

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
NewMarket Corp.	2,501	$958,483
Nippon Paint Company, Ltd.	18,300	373,426
Nitto Denko Corp.	20,400	1,367,132
Novozymes A/S, B Shares	34,648	1,506,601
OCI Company, Ltd.	1,114	76,816
OCI NV (I)	11,837	348,203
Olin Corp. (L)	30,285	604,489
OM Group, Inc.	4,751	159,159
OMNOVA Solutions, Inc. (I)	6,317	39,734
Orica, Ltd. (L)	28,557	322,230
Petkim Petrokimya Holding AS (I)	35,481	48,054
Petronas Chemicals Group BHD	241,145	348,558
PolyOne Corp.	34,846	1,131,450
Potash Corp. of Saskatchewan, Inc.	103,672	2,699,759
PPG Industries, Inc.	49,476	4,714,568
Praxair, Inc.	52,511	5,553,038
PTT Global Chemical PCL	125,711	215,043
Quaker Chemical Corp.	2,051	162,767
Rayonier Advanced Materials, Inc.	6,509	44,391
Rentech, Inc. (I)	3,988	28,036
RPM International, Inc.	31,502	1,381,363
Senomyx, Inc. (I)	7,338	48,871
Sensient Technologies Corp.	18,253	1,189,183
Shin-Etsu Chemical Company, Ltd.	50,800	2,786,997
Sigma-Aldrich Corp.	21,717	3,027,567
Sika AG	284	939,128
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares (I)	332,099	120,342
Solvay SA	7,464	875,865
Stepan Company	3,021	136,036
Sumitomo Chemical Company, Ltd.	184,000	913,414
Symrise AG	16,813	1,012,141
Syngenta AG	12,297	4,122,700
Synthos SA	55,695	58,217
Taiwan Fertilizer Company, Ltd.	65,000	82,409
Taiyo Nippon Sanso Corp. (L)	18,100	221,275
Teijin, Ltd.	116,000	368,567
The Chemours Company	75,834	733,315
The Dow Chemical Company	197,246	8,631,485
The Israel Corp., Ltd.	395	119,775
The Mosaic Company	56,555	2,309,141
The Scotts Miracle-Gro Company, Class A	10,574	657,597
The Sherwin-Williams Company	14,432	3,691,850
The Valspar Corp.	17,675	1,295,578
Toray Industries, Inc.	181,000	1,593,682
Trecora Resources (I)	3,593	46,422
Tredegar Corp.	4,049	58,670
Trinseo SA (I)(L)	1,779	51,840
Tronox, Ltd., Class A	9,893	79,639
Umicore SA	11,876	473,898
Yara International ASA	18,330	817,944
		151,824,845
Construction materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	117,710	354,486
Asia Cement Corp.	211,796	227,615
BBMG Corp., H Shares	111,500	71,599
Boral, Ltd.	59,967	241,098
Cementos Argos SA	48,049	153,525
Cemex SAB de CV (I)	1,846,868	1,446,963
China National Building Material
Company, Ltd., H Shares	274,000	159,067
China Resources Cement Holdings, Ltd.	186,000	91,262

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
CRH PLC	97,900	$2,926,169
Eagle Materials, Inc.	11,878	971,977
Grupo Argos SA	33,347	183,405
Headwaters, Inc. (I)	11,553	233,140
HeidelbergCement AG	19,503	1,470,843
Holcim, Ltd. (I)	54,730	3,474,827
Imerys SA	4,558	313,502
Indocement Tunggal Prakarsa Tbk PT	86,220	120,265
James Hardie Industries, Ltd.	34,450	430,103
Lafarge Malayan Cement BHD	34,866	77,272
Martin Marietta Materials, Inc.	11,264	1,890,099
Semen Gresik Persero Tbk PT	174,092	114,433
Siam Cement PCL	1,300	17,425
Siam Cement PCL (Foreign Registered Shares)	29,091	386,510
Summit Materials, Inc. (I)	4,027	94,473
Taiheiyo Cement Corp.	145,000	489,898
Taiwan Cement Corp.	321,000	343,845
U.S. Concrete, Inc. (I)	2,389	123,702
Ultratech Cement, Ltd., GDR (L)	2,420	105,202
Vulcan Materials Company	24,068	2,253,246
		18,765,951
Containers and packaging - 0.3%
AEP Industries, Inc. (I)	697	37,952
Amcor, Ltd.	92,448	902,650
AptarGroup, Inc.	14,803	997,130
Avery Dennison Corp.	16,474	956,810
Ball Corp.	24,993	1,647,289
Bemis Company, Inc.	23,041	977,399
Berry Plastics Group, Inc. (I)	18,497	547,511
Greif, Inc., Class A	12,831	375,692
Klabin SA	56,179	313,840
Myers Industries, Inc.	3,964	56,527
Nampak, Ltd.	79,958	185,975
Owens-Illinois, Inc. (I)	29,672	618,661
Packaging Corp. of America	23,427	1,572,186
Rexam PLC	85,147	698,519
Sealed Air Corp.	38,227	1,966,779
Silgan Holdings, Inc.	9,874	517,003
Sonoco Products Company	23,859	938,136
Toyo Seikan Kaisha, Ltd.	20,300	332,669
WestRock Company	46,870	2,781,735
		16,424,463
Metals and mining - 1.0%
African Rainbow Minerals, Ltd.	14,287	76,300
Agnico-Eagle Mines, Ltd.	26,816	656,743
AK Steel Holding Corp. (I)(L)	28,498	88,059
Alcoa, Inc.	235,976	2,229,973
Allegheny Technologies, Inc.	25,826	498,700
Alumina, Ltd.	193,493	180,397
Aluminum Corp. of China, Ltd., H Shares (I)	374,780	123,882
Anglo American Platinum, Ltd. (I)	7,093	171,620
Anglo American PLC	170,011	1,905,133
AngloGold Ashanti, Ltd. (I)	53,502	433,720
Antofagasta PLC	47,262	438,052
ArcelorMittal	136,723	1,067,710
Barrick Gold Corp.	144,816	1,007,196
BHP Billiton PLC	257,175	4,521,233
BHP Billiton, Ltd.	246,057	4,507,197
Boliden AB	27,030	444,920
Carpenter Technology Corp.	19,805	772,395
Century Aluminum Company (I)	7,854	43,982
China Steel Corp.	1,143,958	686,927

The accompanying notes are an integral part of the financial statements.	179

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Cia Siderurgica Nacional SA	59,766	$57,679
Cliffs Natural Resources, Inc. (L)	24,649	97,857
Coeur Mining, Inc. (I)(L)	21,536	72,361
Commercial Metals Company	45,374	712,372
Compania de Minas
Buenaventura SA, ADR (L)	17,500	110,600
Compass Minerals International, Inc.	7,961	644,841
Eldorado Gold Corp.	90,210	269,478
Eregli Demir ve Celik Fabrikalari TAS	134,958	183,446
First Quantum Minerals, Ltd. (L)	86,165	449,295
Fortescue Metals Group, Ltd. (L)	119,279	161,792
Franco-Nevada Corp.	19,405	840,746
Freeport-McMoRan, Inc.	189,097	2,011,992
Fresnillo PLC	25,280	239,593
Glencore Xstrata PLC (I)	1,354,895	3,058,353
Globe Specialty Metals, Inc.	10,406	142,978
Gold Fields, Ltd.	102,284	328,579
Goldcorp, Inc.	101,198	1,403,818
Grupo Mexico SAB de CV, Series B	551,500	1,398,906
Haynes International, Inc.	2,023	77,319
Hecla Mining Company	56,923	117,261
Hitachi Metals, Ltd.	26,500	335,115
Horsehead Holding Corp. (I)(L)	9,102	74,454
Hyundai Steel Company	5,342	238,635
Iluka Resources, Ltd.	32,078	169,434
Impala Platinum Holdings, Ltd. (I)	71,586	267,976
Industrias Penoles SAB de CV	20,110	286,766
JFE Holdings, Inc.	60,900	943,097
Jiangxi Copper Company, Ltd., H Shares	125,925	158,972
Kaiser Aluminum Corp.	2,632	219,983
KGHM Polska Miedz SA	13,068	270,913
Kinross Gold Corp. (I)	148,983	266,122
Kobe Steel, Ltd.	383,000	512,775
Korea Zinc Company, Ltd.	567	246,655
Kumba Iron Ore, Ltd.	8,861	60,268
Maruichi Steel Tube, Ltd.	5,800	147,387
Materion Corp.	3,237	100,218
Mitsubishi Materials Corp.	136,000	436,102
Molycorp, Inc. (I)	31,242	3,699
Newcrest Mining, Ltd. (I)	58,725	468,569
Newmont Mining Corp.	96,549	1,648,091
Nippon Steel & Sumitomo Metal Corp.	942,002	1,931,691
Norsk Hydro ASA	136,361	469,579
Nucor Corp.	58,040	2,512,552
POSCO	4,654	749,391
Randgold Resources, Ltd.	10,913	659,970
Real Industry, Inc. (I)	3,998	38,701
Reliance Steel & Aluminum Company	17,566	1,020,936
Rio Tinto PLC	154,908	5,655,788
Rio Tinto, Ltd.	33,385	1,197,307
Royal Gold, Inc.	15,416	741,818
Schnitzer Steel Industries, Inc., Class A	4,368	75,610
Silver Wheaton Corp.	50,872	623,719
South32, Ltd. (I)	407,870	440,271
Southern Copper Corp. (L)	16,700	445,222
Steel Dynamics, Inc.	57,178	1,113,827
Stillwater Mining Company (I)	18,893	180,428
Sumitomo Metal Mining Company, Ltd.	61,000	774,340
SunCoke Energy, Inc.	10,454	120,012
Teck Resources, Ltd.	71,896	516,431
ThyssenKrupp AG	50,864	1,099,500
TimkenSteel Corp.	6,330	113,117
Turquoise Hill Resources, Ltd. (I)	127,480	381,781

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
United States Steel Corp. (L)	34,448	$564,258
Vale SA	133,872	661,488
Vedanta, Ltd., ADR	20,968	127,905
Voestalpine AG	16,503	601,676
Worthington Industries, Inc.	18,973	485,519
Yamana Gold, Inc.	115,995	217,777
Zijin Mining Group Company, Ltd., H Shares	556,229	143,998
		62,753,248
Paper and forest products - 0.2%
Boise Cascade Company (I)	6,054	196,452
Clearwater Paper Corp. (I)	2,909	163,079
Deltic Timber Corp.	1,736	107,823
Domtar Corp.	15,136	608,619
Duratex SA	28,095	42,530
Empresas CMPC SA	137,813	374,190
Fibria Celulose SA	25,556	360,933
International Paper Company	76,907	3,317,768
KapStone Paper and Packaging Corp.	13,068	284,752
Louisiana-Pacific Corp. (I)	55,605	914,146
Mondi PLC	44,840	1,007,722
Mondi, Ltd.	15,893	368,246
Neenah Paper, Inc.	2,592	149,610
Nine Dragons Paper Holdings, Ltd.	156,000	87,576
Oji Holdings Corp.	99,000	456,988
PH Glatfelter Company	6,706	121,110
Sappi, Ltd. (I)	72,191	231,243
Schweitzer-Mauduit International, Inc.	4,696	165,910
Stora Enso OYJ, Series R	68,625	608,874
UPM-Kymmene OYJ	66,702	1,108,769
Wausau Paper Corp.	7,162	55,792
West Fraser Timber Company, Ltd.	8,988	349,996
		11,082,128
		260,850,635
Telecommunication services - 3.0%
Diversified telecommunication services - 2.2%
8x8, Inc. (I)	13,921	107,609
Alibaba Health
Information Technology, Ltd. (I)	234,000	161,632
Asia Pacific Telecom Company, Ltd. (I)	158,000	43,168
AT&T, Inc.	1,120,140	37,188,648
Atlantic Tele-Network, Inc.	1,641	117,249
BCE, Inc.	19,306	780,693
Belgacom SA	18,948	679,669
Bezeq The
Israeli Telecommunication Corp., Ltd.	248,694	446,461
BT Group PLC	1,019,643	6,802,226
CenturyLink, Inc.	103,064	2,786,851
China Communications Services Corp., Ltd.,
H Shares	228,400	83,902
China Telecom Corp., Ltd., H Shares	1,322,196	691,659
China Unicom Hong Kong, Ltd.	570,416	746,341
Chunghwa Telecom Company, Ltd.	366,000	1,108,464
Cincinnati Bell, Inc. (I)	33,046	113,348
Cogent Communications Group, Inc.	7,234	200,888
Consolidated Communications Holdings, Inc.	7,926	154,636
Deutsche Telekom AG	438,836	7,485,898
Elisa OYJ, Class A	17,369	577,967
FairPoint Communications, Inc. (I)	3,484	56,998
Frontier Communications Corp.	210,059	1,064,999
General Communication, Inc., Class A (I)	5,684	95,775
Globalstar, Inc. (I)(L)	76,239	134,181

The accompanying notes are an integral part of the financial statements.	180

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Hawaiian Telcom Holdco, Inc. (I)	1,996	$43,932
HKT Trust and HKT, Ltd.	232,000	268,273
IDT Corp., Class B	2,713	42,377
Iliad SA	3,577	805,143
inContact, Inc. (I)	9,867	74,496
Inmarsat PLC	53,759	803,109
Inteliquent, Inc.	5,423	99,349
Intelsat SA (I)(L)	4,541	43,911
Iridium Communications, Inc. (I)(L)	13,037	97,126
Koninklijke KPN NV	449,367	1,745,624
KT Corp.	2,091	51,215
Level 3 Communications, Inc. (I)	53,590	2,397,081
LG Uplus Corp.	14,275	132,720
Lumos Networks Corp.	4,119	48,357
Nippon Telegraph & Telephone Corp.	92,600	3,531,962
Orange Polska SA	63,605	119,677
Orange SA	253,558	4,010,086
ORBCOMM, Inc. (I)	9,828	59,853
Pacific Datavision, Inc. (I)	2,119	67,744
PCCW, Ltd.	354,000	186,508
Premiere Global Services, Inc. (I)	7,655	82,521
Singapore Telecommunications, Ltd.	681,100	1,815,158
Straight Path
Communications, Inc., Class B (I)(L)	1,571	35,740
Swisscom AG	3,390	1,829,816
TDC A/S	115,885	732,662
Telecom Italia SpA (I)	1,332,876	1,617,631
Telecom Italia SpA	787,806	789,511
Telefonica Deutschland Holding AG	80,948	490,753
Telefonica SA	563,252	7,937,612
Telekom Malaysia BHD	95,618	147,730
Telekomunikasi Indonesia Persero Tbk PT	2,959,300	604,140
Telenor ASA	76,637	1,523,958
TeliaSonera AB	256,757	1,446,295
Telkom SA, Ltd.	31,330	149,947
Telstra Corp., Ltd.	327,825	1,344,944
TELUS Corp.	26,157	855,729
TPG Telecom, Ltd. (L)	21,286	142,033
True Corp. PCL (I)	592,600	160,363
Turk Telekomunikasyon AS	43,561	91,668
Verizon Communications, Inc.	743,326	34,200,429
Vonage Holdings Corp. (I)	28,769	159,668
Windstream Holdings, Inc. (I)(L)	15,833	113,839
XL Axiata Tbk PT (I)	186,251	39,757
		132,569,709
Wireless telecommunication services - 0.8%
Advanced Info Service PCL	84,200	559,063
America Movil SAB de CV, Series L	4,736,100	4,334,214
Axiata Group BHD	214,453	313,719
Boingo Wireless, Inc. (I)	6,134	46,312
China Mobile, Ltd.	584,970	7,036,071
DiGi.Com BHD	293,720	365,971
ENTEL Chile SA	13,095	122,375
Far EasTone
Telecommunications Company, Ltd.	153,000	335,960
Globe Telecom, Inc.	2,820	154,895
KDDI Corp.	216,300	5,367,240
Leap Wireless International, Inc. (I)	7,912	19,938
Maxis BHD	158,660	248,246
Millicom International Cellular SA	6,533	435,277
MTN Group, Ltd. (L)	224,195	2,991,431
NTT DOCOMO, Inc.	188,700	3,957,746
Philippine Long Distance Telephone Company	8,630	463,139

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
RingCentral, Inc., Class A (I)	8,502	$146,319
Rogers Communications, Inc., Class B	45,912	1,567,276
Shenandoah Telecommunications Company	3,927	151,936
SK Telecom Company, Ltd.	647	133,264
SoftBank Corp.	118,800	6,912,177
Spok Holdings, Inc.	3,823	63,118
StarHub, Ltd.	46,100	119,602
Taiwan Mobile Company, Ltd.	161,000	483,716
Tele2 AB, B Shares	31,540	310,870
Telephone & Data Systems, Inc.	23,249	661,202
Tim Participacoes SA	87,789	213,018
Tower Bersama Infrastructure Tbk PT (I)	104,600	53,368
Turkcell Iletisim Hizmetleri AS	85,702	335,645
Vodacom Group, Ltd.	49,986	532,532
Vodafone Group PLC	3,231,036	11,125,878
		49,561,518
		182,131,227
Utilities - 3.0%
Electric utilities - 1.5%
ALLETE, Inc.	7,525	359,545
American Electric Power Company, Inc.	89,030	4,833,439
AusNet Services	132,807	123,138
CEZ AS	16,591	379,044
Cheung Kong Infrastructure Holdings, Ltd.	57,000	470,223
Chubu Electric Power Company, Inc.	79,600	1,232,168
Cleco Corp.	23,492	1,258,701
CLP Holdings, Ltd.	171,000	1,417,507
CPFL Energia SA	18,956	82,062
Duke Energy Corp.	126,062	8,939,056
Edison International	59,246	3,464,706
EDP - Energias de Portugal SA	276,057	963,982
EDP - Energias do Brasil SA	22,232	68,719
El Paso Electric Company	6,530	231,162
Electricite de France SA	33,160	715,291
Endesa SA	39,888	824,001
Enea SA	20,468	76,860
Enel SpA	930,722	4,185,224
Energa SA	21,097	109,109
Enersis SA	2,187,426	609,499
Entergy Corp.	32,832	2,144,915
Eversource Energy	57,613	2,721,638
Exelon Corp.	157,334	4,839,594
FirstEnergy Corp.	76,620	2,448,775
Fortis, Inc. (L)	35,984	976,185
Fortum OYJ	54,950	889,483
Great Plains Energy, Inc.	36,541	910,602
Hawaiian Electric Industries, Inc.	25,401	718,086
Hokuriku Electric Power Company	19,700	284,152
Iberdrola SA	700,202	4,734,833
IDACORP, Inc.	19,634	1,165,671
Interconexion Electrica SA ESP	41,584	90,394
Isagen SA ESP	86,227	82,992
Korea Electric Power Corp.	17,134	699,976
Kyushu Electric Power Company, Inc. (I)	52,400	624,242
MGE Energy, Inc.	5,645	217,107
NextEra Energy, Inc.	80,966	7,967,864
OGE Energy Corp.	47,192	1,323,264
Otter Tail Corp.	5,949	153,544
Pepco Holdings, Inc.	46,033	1,057,838
PGE Polska Grupa Energetyczna SA	78,909	326,337
Pinnacle West Capital Corp.	20,513	1,221,139
PNM Resources, Inc.	31,200	799,032

The accompanying notes are an integral part of the financial statements.	181

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Portland General Electric Company	11,892	$410,750
Power Assets Holdings, Ltd.	125,000	1,075,988
PPL Corp.	122,401	3,793,207
Red Electrica Corp. SA	13,566	1,079,464
Reliance Infrastructure, Ltd., GDR (S)	1,952	30,088
Shikoku Electric Power Company, Inc.	22,400	349,748
SSE PLC	120,150	2,692,458
Tauron Polska Energia SA	89,443	82,916
Tenaga Nasional BHD	288,236	768,829
Terna Rete Elettrica Nazionale SpA	195,091	908,002
The Chugoku Electric Power Company, Inc.	36,500	533,406
The Empire District Electric Company	6,822	147,696
The Kansai Electric Power Company, Ltd. (I)	86,800	1,081,538
The Southern Company	165,441	7,181,794
Tohoku Electric Power Company, Inc.	55,900	766,250
Tokyo Electric Power Company, Inc. (I)	179,100	1,226,421
Transmissora Alianca de Energia Eletrica SA	8,155	41,600
UIL Holdings Corp.	8,856	403,214
Unitil Corp.	2,736	98,523
Westar Energy, Inc.	31,269	1,142,882
Xcel Energy, Inc.	92,019	3,103,801
		93,659,674
Gas utilities - 0.3%
AGL Resources, Inc.	21,784	1,328,606
APA Group, Ltd.	85,370	532,431
Atmos Energy Corp.	23,888	1,308,824
Chesapeake Utilities Corp.	2,454	120,909
China Gas Holdings, Ltd.	165,800	242,725
China Resources Gas Group, Ltd.	84,000	222,217
Enagas SA	26,753	730,007
ENN Energy Holdings, Ltd.	72,700	371,372
GAIL India, Ltd., GDR	2,997	78,763
GAIL India, Ltd., GDR	500	13,300
Gas Natural SDG SA	44,260	895,136
Hong Kong & China Gas Company, Ltd.	625,690	1,180,844
Korea Gas Corp.	1,848	62,947
National Fuel Gas Company	19,962	1,077,150
New Jersey Resources Corp.	13,304	376,104
Northwest Natural Gas Company	4,123	181,330
ONE Gas, Inc.	20,539	882,561
Osaka Gas Company, Ltd.	231,000	937,326
Perusahaan Gas Negara Persero Tbk PT	643,769	127,571
Petronas Gas BHD	60,099	305,393
Piedmont Natural Gas Company, Inc. (L)	12,187	470,174
Questar Corp.	41,549	802,311
Snam SpA	274,663	1,341,776
South Jersey Industries, Inc.	10,756	259,220
Southwest Gas Corp.	7,242	398,962
The Laclede Group, Inc.	6,621	350,516
Toho Gas Company, Ltd.	48,000	288,845
Tokyo Gas Company, Ltd.	287,000	1,568,013
UGI Corp.	40,790	1,390,123
WGL Holdings, Inc.	19,495	1,056,629
		18,902,085
Independent power and renewable electricity producers - 0.1%
Abengoa Yield PLC (L)	7,570	172,293
Aboitiz Power Corp.	125,400	115,854
AES Corp.	124,310	1,491,720
AES Gener SA	294,291	147,052
Atlantic Power Corp. (L)	20,619	48,455
CGN Power Company, Ltd., H Shares (I)(S)	637,500	253,236
China Longyuan Power Group Corp., H Shares	302,200	320,530

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity
producers (continued)
China Power International Development, Ltd.	303,100	$202,214
China Resources Power
Holdings Company, Ltd.	182,532	446,575
Colbun SA	875,501	238,577
Datang International Power Generation
Company, Ltd., H Shares	268,336	108,649
Dynegy, Inc. (I)	19,988	514,691
Electric Power Development Company, Ltd.	17,700	554,094
Empresa Nacional de Electricidad SA	362,040	450,033
Enel Green Power SpA	227,549	432,209
Energy Development Corp.	803,000	102,986
Glow Energy PCL	35,500	97,800
Huadian Power International Corp., H Shares	156,000	126,869
Huaneng Power International, Inc., H Shares	336,564	384,045
Huaneng Renewables Corp., Ltd., H Shares	378,600	135,052
NRG Energy, Inc.	61,436	1,223,805
NRG Yield, Inc., Class A (L)	5,998	94,349
NRG Yield, Inc., Class C (L)	5,116	82,163
Ormat Technologies, Inc.	5,870	206,624
Pattern Energy Group, Inc. (L)	8,210	186,121
Talen Energy Corp. (I)	32,654	465,320
Tractebel Energia SA	17,247	159,504
TransAlta Corp.	39,274	196,430
Vivint Solar, Inc. (I)(L)	3,334	41,475
		8,998,725
Multi-utilities - 1.0%
AGL Energy, Ltd.	51,578	619,578
Alliant Energy Corp.	26,715	1,513,939
Ameren Corp.	44,153	1,778,924
ATCO, Ltd.	10,985	331,487
Avista Corp.	9,664	303,353
Black Hills Corp.	17,571	698,974
Canadian Utilities, Ltd., Class A	17,047	471,267
CenterPoint Energy, Inc.	78,233	1,456,698
Centrica PLC	605,309	2,241,299
CMS Energy Corp.	50,140	1,643,589
Consolidated Edison, Inc.	53,268	3,351,090
Dominion Resources, Inc.	108,221	7,548,415
DTE Energy Company	32,722	2,554,279
E.ON SE	276,724	3,127,215
Engie	199,952	3,571,138
MDU Resources Group, Inc.	46,057	824,881
National Grid PLC	455,475	6,001,169
NiSource, Inc.	58,227	977,631
NorthWestern Corp.	7,262	375,010
PG&E Corp.	87,505	4,338,498
Public Service Enterprise Group, Inc.	92,043	3,704,731
RWE AG	67,716	1,013,905
SCANA Corp.	25,987	1,374,452
Sempra Energy	42,432	4,024,675
Suez Environnement Company	40,538	729,149
TECO Energy, Inc.	42,927	904,472
Vectren Corp.	19,539	786,054
Veolia Environnement SA	61,389	1,340,735
WEC Energy Group, Inc.	57,228	2,726,914
YTL Corp. BHD	361,217	134,234
YTL Power International BHD	179,663	66,335
		60,534,090
Water utilities - 0.1%
Aguas Andinas SA, Class A	292,670	151,924
American States Water Company	6,037	227,897

The accompanying notes are an integral part of the financial statements.	182

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Aqua America, Inc.	41,871	$1,061,849
Beijing Enterprises Water Group, Ltd. (I)	414,000	297,067
California Water Service Group	7,482	154,354
Cia de Saneamento Basico do Estado de
Sao Paulo	36,540	158,486
Connecticut Water Service, Inc.	2,211	76,832
Consolidated Water Company, Ltd.	2,894	30,763
Guangdong Investment, Ltd.	267,380	361,635
Middlesex Water Company	2,283	51,961
Severn Trent PLC	28,847	914,853
SJW Corp.	2,709	77,857
United Utilities Group PLC	82,459	1,075,691
York Water Company	1,900	40,337
		4,681,506
		186,776,080
TOTAL COMMON STOCKS (Cost $4,897,539,286)		$5,702,564,666

PREFERRED SECURITIES - 0.3%
Consumer discretionary - 0.1%
Bayerische Motoren Werke AG	7,503	545,165
Hyundai Motor Company, Ltd.	1,592	130,331
Hyundai Motor Company, Ltd., 2nd Preferred	2,510	211,930
Lojas Americanas SA	52,005	233,737
Porsche Automobil Holding SE	21,186	1,471,234
Volkswagen AG	22,499	4,262,953
		6,855,350
Consumer staples - 0.1%
Amorepacific Corp.	599	92,315
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	16,156	282,880
Embotelladora Andina SA, B Shares	28,357	97,428
Henkel AG & Company KGaA	24,595	2,570,132
		3,042,755
Energy - 0.0%
Petroleo Brasileiro SA (I)	400,861	1,015,789
Financials - 0.1%
Banco Bradesco SA	258,794	1,644,824
Banco Davivienda SA	11,230	87,646
Banco do Estado do Rio Grande do Sul SA,
B Shares	17,327	36,932
Bancolombia SA	48,848	421,859
Grupo Aval Acciones y Valores	388,735	150,169
Grupo de Inversiones Suramericana SA	11,687	134,217
Itau Unibanco Holding SA	311,344	2,279,291
Itausa - Investimentos Itau SA	363,191	729,056
		5,483,994
Information technology - 0.0%
Samsung Electronics Company, Ltd.	1,371	1,007,643
Materials - 0.0%
Braskem SA, A Shares	14,957	58,027
Fuchs Petrolub AG	9,493	408,520
Gerdau SA	92,783	134,314
LG Chem, Ltd.	509	74,429
Sociedad Quimica y Minera de Chile SA,
B Shares	11,543	181,515
Suzano Papel e Celulose SA, A Shares	39,209	190,064
Usinas Siderurgicas de Minas Gerais SA,
A Shares	36,986	30,391

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Materials (continued)
Vale SA	195,266	$761,864
		1,839,124
Telecommunication services - 0.0%
Oi SA (I)	33,076	24,625
Telefonica Brasil SA	35,054	390,396
		415,021
Utilities - 0.0%
AES Tiete SA	9,325	38,594
Centrais Eletricas Brasileiras SA, B Shares	26,804	55,505
Cia Energetica de Minas Gerais	77,948	161,628
Cia Energetica de Sao Paulo, B Shares	17,683	78,647
Cia Paranaense de Energia, B Shares	9,637	82,375
		416,749
TOTAL PREFERRED SECURITIES (Cost $26,945,005)		$20,076,425

EXCHANGE-TRADED FUNDS - 0.7%
iShares MSCI India ETF (L)	1,028,989	28,996,910
iShares MSCI Russia Capped ETF	337,758	4,400,987
Market Vectors Russia ETF	393,200	6,613,624
TOTAL EXCHANGE-TRADED FUNDS (Cost $44,291,113)		$40,011,521

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	70,775	708
Constellation Software, Inc. (Expiration Date:
09/15/2015; Strike Price: 115.00 CAD) (I)	2,043	450
Forest Laboratories, Inc. (I)(N)	891	0
Groupe Fnac (I)(N)	4,898	31,329
TOTAL RIGHTS (Cost $22,360)		$32,487

WARRANTS - 0.0%
Imperial Holdings (Expiration
Date: 04/11/2019) (I)(N)	163	49
Indorama Ventures PCL (Expiration Date:
08/24/2017; Strike Price: THB 36.00) (I)	15,200	924
Indorama Ventures PCL (Expiration Date:
08/24/2018; Strike Price: THB 43.00) (I)	11,692	646
Minor International PCL (Expiration Date:
11/03/2017; Strike Price: THB 40.00) (I)	11,170	835
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	12,375	12,056
TOTAL WARRANTS (Cost $0)		$14,510

SECURITIES LENDING COLLATERAL - 1.2%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	7,167,529	71,711,840
TOTAL SECURITIES LENDING
COLLATERAL (Cost $71,711,539)		$71,711,840

The accompanying notes are an integral part of the financial statements.	183

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 5.1%
Repurchase agreement - 5.1%
Repurchase Agreement with State Street Corp.
dated 08/31/2015 at 0.000% to be
repurchased at $315,040,000 on 09/01/2015,
collateralized by $311,990,000
U.S. Treasury Bonds, 3.000% due
11/15/2044 (valued at $321,349,700,
including interest)	$315,040,000	$315,040,000
TOTAL SHORT-TERM INVESTMENTS (Cost $315,040,000)		$315,040,000
Total Investments (Strategic Equity Allocation Fund)
(Cost $5,355,549,303) - 100.5%		$6,149,451,449
Other assets and liabilities, net - (0.5%)		(31,580,712)
TOTAL NET ASSETS - 100.0%		$6,117,870,737

Total Return Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 71.3%
U.S. Government - 32.6%
Treasury Inflation Protected Securities
0.125%, 04/15/2020 to 01/15/2023	$110,846,133	$108,237,188
0.250%, 01/15/2025	604,452	582,289
0.375%, 07/15/2023 to 07/15/2025	31,769,989	31,261,726
0.625%, 07/15/2021	5,716,926	5,804,544
0.750%, 02/15/2042 to 02/15/2045	7,730,894	6,941,886
1.125%, 01/15/2021	3,054,184	3,179,613
1.250%, 07/15/2020	4,048,244	4,263,096
1.375%, 02/15/2044	3,071,460	3,219,434
1.750%, 01/15/2028	50,684,165	56,384,157
2.000%, 01/15/2026	38,470,720	43,469,413
2.375%, 01/15/2025 to 01/15/2027	55,021,188	64,380,771
2.500%, 01/15/2029	19,560,112	23,617,818
3.625%, 04/15/2028	885,168	1,181,353
3.875%, 04/15/2029	9,289,344	12,888,603
U.S. Treasury Bonds
2.500%, 02/15/2045	41,100,000	37,222,254
2.750%, 08/15/2042 to 11/15/2042	37,200,000	35,662,176
2.875%, 05/15/2043	1,400,000	1,373,495
3.000%, 05/15/2042 to 11/15/2044	32,800,000	33,034,503
3.125%, 02/15/2042 to 08/15/2044	59,500,000	61,331,915
3.375%, 05/15/2044	17,100,000	18,461,759
4.250%, 05/15/2039	11,300,000	14,000,813
4.375%, 11/15/2039 to 05/15/2040	14,300,000	18,050,630
4.500%, 08/15/2039	12,000,000	15,404,064
4.625%, 02/15/2040	4,200,000	5,489,858
U.S. Treasury Notes
0.625%, 09/30/2017 (D)	10,000,000	9,966,930
2.000%, 08/31/2021	1,400,000	1,413,927
2.250%, 11/15/2024	23,800,000	23,894,819
2.375%, 08/15/2024	17,900,000	18,184,342
2.500%, 05/15/2024	9,000,000	9,248,670
2.750%, 02/15/2024	12,500,000	13,113,938
		681,265,984
U.S. Government Agency - 38.7%
Federal Home Loan Mortgage Corp.
2.533%, 06/01/2034 (P)	68,747	73,129
2.747%, 01/01/2029 (P)	47,442	50,056

Total Return Fund (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
3.500%, TBA (C)	$10,000,000	$10,316,016
4.000%, TBA (C)	24,000,000	25,382,813
4.000%, 05/01/2029 to 09/01/2035	841,927	900,805
4.213%, 11/01/2035 (P)	67,648	70,706
4.500%, TBA (C)	11,000,000	11,897,188
4.500%, 10/01/2025 to 10/01/2041	434,917	472,533
5.500%, 04/01/2035 to 01/01/2040	1,655,734	1,845,868
6.000%, 03/01/2016 to 05/01/2040	22,963,090	26,157,247
Federal National Mortgage Association
1.383%, 06/01/2043 (P)	410,334	419,628
1.583%, 10/01/2040 (P)	59,799	61,450
1.893%, 11/01/2034 (P)	99,979	104,358
2.054%, 11/01/2035 (P)	108,440	113,194
2.106%, 05/01/2035 (P)	163,832	172,211
2.119%, 01/01/2035 (P)	88,293	93,126
2.310%, 08/01/2022	3,126,860	3,116,684
2.341%, 09/01/2035 (P)	1,285,838	1,365,913
2.373%, 03/01/2035 (P)	30,501	32,496
2.409%, 05/01/2035 (P)	57,589	61,042
2.463%, 06/01/2035 (P)	318,348	338,225
2.526%, 07/01/2034 (P)	98,969	105,298
2.640%, 06/01/2022	3,830,784	3,926,632
2.870%, 09/01/2027	2,975,680	2,911,396
2.940%, 07/01/2022	1,540,570	1,602,103
3.000%, TBA (C)	110,000,000	111,123,122
3.000%, 04/01/2022 to 05/01/2022	302,057	313,647
3.156%, 05/01/2022	5,715,371	6,011,227
3.330%, 11/01/2021	321,344	340,967
3.392%, 09/01/2035 (P)	83,098	88,149
3.500%, TBA (C)	163,000,000	168,979,049
3.822%, 05/01/2036 (P)	518,836	550,507
4.000%, TBA (C)	160,000,000	169,844,603
4.000%, 08/01/2018 to 08/01/2041	18,104,280	19,243,621
4.500%, TBA (C)	14,000,000	15,148,751
4.500%, 01/01/2018 to 07/01/2042	12,964,983	13,984,147
5.000%, TBA (C)	5,000,000	5,508,594
5.000%, 03/01/2023 to 03/01/2044	3,274,601	3,617,842
5.500%, TBA (C)	23,000,000	25,731,248
5.500%, 06/01/2018 to 09/01/2041	58,353,657	65,332,437
6.000%, TBA (C)	11,000,000	12,414,532
6.000%, 12/01/2016 to 05/01/2041	22,577,585	25,719,480
6.500%, 03/01/2036 to 11/01/2037	11,179	12,844
Government National
Mortgage Association
1.625%, 09/20/2021 to 11/20/2029 (P)	155,476	160,158
1.750%, 05/20/2023 to 02/20/2032 (P)	382,556	393,679
3.000%, TBA (C)	1,000,000	1,013,164
3.500%, TBA (C)	21,000,000	21,816,681
4.000%, TBA (C)	19,880,000	21,068,948
4.000%, 10/20/2044	120,000	127,406
5.000%, TBA (C)	3,000,000	3,293,906
5.000%, 10/15/2033 to 09/15/2040	23,770,359	26,297,589
U.S. Small Business Administration
4.880%, 11/01/2024	20,191	21,735
5.130%, 09/01/2023	26,320	28,675
5.520%, 06/01/2024	556,256	609,225
		810,386,050
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $1,520,594,334)		$1,491,652,034

The accompanying notes are an integral part of the financial statements.	184

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 6.3%
Brazil - 3.0%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)		$1,400,000	$1,396,780
4.125%, 09/15/2017 (S)	EUR	600,000	681,438
Federative Republic of Brazil
14.020%, 04/01/2016 (Z)	BRL	20,000,000	5,100,966
14.105%, 01/01/2016 (Z)		214,700,000	56,591,016
			63,770,200
Canada - 1.1%
Province of Ontario
1.000%, 07/22/2016		$1,100,000	1,103,596
1.600%, 09/21/2016		1,100,000	1,110,297
1.650%, 09/27/2019		5,500,000	5,462,930
3.000%, 07/16/2018		2,100,000	2,193,026
3.150%, 06/02/2022	CAD	1,400,000	1,153,223
4.000%, 06/02/2021		3,900,000	3,356,532
4.200%, 06/02/2020		1,200,000	1,031,393
4.400%, 06/02/2019		1,900,000	1,618,466
4.400%, 04/14/2020		$800,000	886,903
Province of Quebec
3.500%, 07/29/2020		1,000,000	1,072,072
3.500%, 12/01/2022	CAD	600,000	503,907
4.250%, 12/01/2021		2,800,000	2,447,446
			21,939,791
Germany - 0.4%
Federal Republic of Germany
2.500%, 07/04/2044	EUR	3,400,000	4,739,648
4.250%, 07/04/2039		1,600,000	2,823,905
4.750%, 07/04/2040		300,000	570,132
			8,133,685
Italy - 0.6%
Republic of Italy
2.500%, 12/01/2024		1,800,000	2,117,431
5.000%, 03/01/2025 (S)		6,700,000	9,499,660
			11,617,091
Mexico - 0.4%
Government of Mexico
6.500%, 06/09/2022	MXN	61,200,000	3,804,285
7.750%, 05/29/2031		5,600,000	377,790
8.000%, 06/11/2020		27,400,000	1,823,024
10.000%, 12/05/2024		37,700,000	2,882,241
			8,887,340
Slovenia - 0.1%
Republic of Slovenia
5.500%, 10/26/2022		$2,100,000	2,357,032
			2,357,032
South Korea - 0.7%
Export-Import Bank of Korea
2.625%, 12/30/2020		8,400,000	8,409,752
4.125%, 09/09/2015		3,900,000	3,902,180
Korea Development Bank
3.500%, 08/22/2017		600,000	620,475
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,300,000	1,311,432
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $160,699,730)			$130,948,978

Total Return Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS - 27.2%
Consumer discretionary - 2.1%
Daimler Finance North America LLC
0.980%, 08/01/2016 (P)(S)	$1,500,000	$1,502,987
DISH DBS Corp.
4.250%, 04/01/2018	300,000	299,097
Ford Motor Credit Company LLC
0.761%, 11/08/2016 (P)	14,500,000	14,478,511
0.799%, 09/08/2017 (P)	1,200,000	1,186,672
3.984%, 06/15/2016	2,000,000	2,038,978
6.625%, 08/15/2017	2,200,000	2,379,076
8.000%, 12/15/2016	1,600,000	1,725,170
General Motors Financial Company, Inc.
3.150%, 01/15/2020	4,300,000	4,245,730
4.375%, 09/25/2021	2,100,000	2,118,904
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)	7,400,000	10,169,672
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	2,100,000	2,126,750
Wynn Las Vegas LLC
5.500%, 03/01/2025 (S)	900,000	832,500
		43,104,047
Consumer staples - 0.6%
CVS Health Corp.
2.800%, 07/20/2020	9,600,000	9,697,334
3.875%, 07/20/2025	3,100,000	3,169,719
CVS Pass-Through Trust
6.943%, 01/10/2030	242,284	285,948
Energy - 1.9%
California Resources Corp.
5.000%, 01/15/2020	1,000,000	787,300
5.500%, 09/15/2021	2,700,000	2,093,526
Petrobras Global Finance BV
2.000%, 05/20/2016	1,200,000	1,180,464
2.429%, 01/15/2019 (P)	300,000	264,000
2.643%, 03/17/2017 (P)	1,700,000	1,610,750
3.163%, 03/17/2020 (P)	200,000	174,000
3.250%, 03/17/2017	4,100,000	3,928,210
3.500%, 02/06/2017	700,000	676,067
3.875%, 01/27/2016	12,300,000	12,293,481
4.375%, 05/20/2023	500,000	392,850
5.750%, 01/20/2020	400,000	363,852
5.875%, 03/01/2018	500,000	490,625
6.125%, 10/06/2016	500,000	502,975
6.250%, 03/17/2024	400,000	350,320
6.850%, 06/05/2115	6,500,000	4,890,600
7.875%, 03/15/2019	600,000	604,668
Petroleos Mexicanos
8.000%, 05/03/2019	1,500,000	1,725,225
Ras Laffan Liquefied Natural Gas
Company, Ltd. II
5.298%, 09/30/2020 (S)	1,202,670	1,285,354
Shell International Finance BV
3.250%, 05/11/2025	3,500,000	3,445,085
4.375%, 05/11/2045	2,000,000	1,970,612
		39,029,964
Financials - 15.7%
Ally Financial, Inc.
3.500%, 07/18/2016	345,000	348,450
American International Group, Inc.
5.050%, 10/01/2015	300,000	301,012
6.250%, 03/15/2087	804,000	876,360
Banco Bilbao Vizcaya Argentaria SA
1.075%, 05/16/2016	9,700,000	9,670,793

The accompanying notes are an integral part of the financial statements.	185

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco de Credito e Inversiones
3.000%, 09/13/2017 (S)		$1,000,000	$1,009,831
Banco Popular Espanol SA (11.500% to
10/10/2018, then 5 Year Euro Swap
Rate + 10.237%)
10/10/2018 (Q)	EUR	1,300,000	1,622,268
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,510,000
Bank of America Corp.
0.651%, 08/15/2016 (P)		1,200,000	1,193,424
2.600%, 01/15/2019		400,000	402,772
2.650%, 04/01/2019		1,200,000	1,209,870
3.700%, 09/01/2015		900,000	900,000
5.750%, 12/01/2017		100,000	108,176
6.400%, 08/28/2017		5,700,000	6,189,590
6.500%, 08/01/2016		7,900,000	8,271,292
6.875%, 04/25/2018		17,000,000	19,057,357
Bank of America NA
0.566%, 06/15/2016 (P)		2,100,000	2,093,503
0.586%, 06/15/2017 (P)		5,600,000	5,557,412
0.731%, 05/08/2017 (P)		3,600,000	3,589,697
6.000%, 10/15/2036		2,700,000	3,232,721
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	753,787
Barclays Bank PLC (14.000% to
06/15/2019, then 3 month GBP
LIBOR + 13.400%)
06/15/2019 (Q)	GBP	500,000	997,486
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		$1,700,000	1,722,100
6.500%, 03/10/2021 (S)		1,500,000	1,610,625
BPCE SA
0.895%, 11/18/2016 (P)		15,900,000	15,911,623
Caixa Economica Federal
2.375%, 11/06/2017 (S)		1,000,000	957,500
CIT Group, Inc.
5.250%, 03/15/2018		7,300,000	7,582,875
5.500%, 02/15/2019 (S)		2,400,000	2,523,000
Citigroup, Inc.
0.820%, 05/01/2017 (P)		1,700,000	1,693,022
4.450%, 01/10/2017		700,000	726,891
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)		2,100,000	2,137,865
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	1,400,000	1,766,214
Credit Suisse Group Funding
Guernsey, Ltd.
3.750%, 03/26/2025 (S)		$5,800,000	5,611,198
Credit Suisse/New York
0.586%, 03/11/2016 (P)		5,900,000	5,898,643
Fifth Third Bancorp
0.701%, 12/20/2016 (P)		700,000	696,636
HSBC Finance Corp.
5.500%, 01/19/2016		4,295,000	4,370,682
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		10,400,000	10,761,296
JPMorgan Chase & Co.
0.845%, 04/25/2018 (P)		3,200,000	3,187,034
2.750%, 06/23/2020		11,100,000	11,131,213
3.150%, 07/05/2016		500,000	508,955

Total Return Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)		$4,500,000	$4,435,313
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		7,000,000	7,651,700
LBG Capital No.2 PLC
15.000%, 12/21/2019	GBP	4,900,000	10,576,522
Lloyds Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		$6,800,000	9,732,500
Morgan Stanley
1.575%, 04/25/2018 (P)		18,000,000	18,256,536
5.375%, 10/15/2015		4,600,000	4,625,553
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)		7,900,000	8,229,975
National Australia Bank, Ltd.
0.562%, 06/30/2017 (P)(S)		11,600,000	11,569,295
Navient Corp.
6.000%, 01/25/2017		1,100,000	1,117,875
Novo Banco SA
5.000%, 04/23/2019	EUR	700,000	800,985
5.875%, 11/09/2015		1,000,000	1,120,434
7.000%, 03/04/2016		1,500,000	1,699,989
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		$800,000	836,000
7.250%, 12/15/2021 (S)		800,000	828,000
Rabobank Nederland NV
4.375%, 08/04/2025		1,500,000	1,504,110
Rabobank Nederland NV (8.400% to
06/29/2017, then 5 Year
CMT + 7.490%)
06/29/2017 (Q)		1,100,000	1,182,610
RCI Banque SA
4.600%, 04/12/2016 (S)		6,220,000	6,346,254
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		6,800,000	7,956,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	6,250,000
Springleaf Finance Corp.
6.500%, 09/15/2017		7,000,000	7,350,000
6.900%, 12/15/2017		24,300,000	25,818,750
Stone Street Trust
5.902%, 12/15/2015 (S)		4,500,000	4,560,516
The Bear Stearns Companies LLC
7.250%, 02/01/2018		12,800,000	14,327,603
The Blackstone Group LP
9.296%, 03/18/2019		1,205,876	1,191,848
The Goldman Sachs Group, Inc.
3.750%, 05/22/2025		7,000,000	6,964,433
Turkiye Garanti Bankasi AS
2.787%, 04/20/2016 (P)(S)		900,000	896,058
UBS AG/Stamford CT
0.843%, 06/01/2017 (P)		900,000	899,533
1.133%, 06/01/2020 (P)		300,000	299,724
Vesey Street Investment Trust I
4.404%, 09/01/2016 (P)		300,000	308,623

The accompanying notes are an integral part of the financial statements.	186

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company
2.600%, 07/22/2020		$4,100,000	$4,104,362
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)		8,400,000	8,967,000
			329,101,274
Health care - 1.2%
AbbVie, Inc.
1.061%, 11/06/2015 (P)		4,965,000	4,967,492
Actavis Funding SCS
3.000%, 03/12/2020		600,000	597,217
3.450%, 03/15/2022		400,000	391,242
Amgen, Inc.
2.300%, 06/15/2016		1,100,000	1,110,549
Baxalta, Inc.
2.875%, 06/23/2020 (S)		5,500,000	5,425,772
McKesson Corp.
0.682%, 09/10/2015 (P)		2,000,000	2,000,004
Valeant Pharmaceuticals International, Inc.
4.500%, 05/15/2023	EUR	9,600,000	10,366,301
			24,858,577
Industrials - 1.3%
AerCap Ireland Capital, Ltd.
2.750%, 05/15/2017		$3,900,000	3,861,000
Con-way, Inc.
7.250%, 01/15/2018		400,000	443,217
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	6,500,000	5,962,828
International Lease Finance Corp.
3.875%, 04/15/2018		$1,500,000	1,507,500
6.750%, 09/01/2016 (S)		2,500,000	2,600,500
7.125%, 09/01/2018 (S)		1,900,000	2,099,823
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2022 (S)		10,414,000	7,037,781
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2023 (S)		568,740	317,073
Owens Corning
4.200%, 12/01/2024		3,200,000	3,126,688
			26,956,410
Information technology - 0.9%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (S)		12,300,000	12,076,558
Apple, Inc.
2.850%, 05/06/2021		1,700,000	1,729,266
Baidu, Inc.
3.000%, 06/30/2020		5,500,000	5,457,667
			19,263,491
Materials - 1.2%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)		700,000	633,500
Cemex SAB de CV
7.250%, 01/15/2021 (S)		5,000,000	5,250,000
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)		1,100,000	682,000
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)		10,400,000	10,847,200
7.250%, 10/20/2017		2,300,000	2,398,900
Rio Oil Finance Trust Series 2014-1
6.250%, 07/06/2024 (S)		800,000	666,000

Total Return Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Rio Oil Finance Trust Series 2014-3
6.750%, 01/06/2027 (S)	$7,000,000	$5,685,400
		26,163,000
Telecommunication services - 1.8%
Telefonica Emisiones SAU
0.931%, 06/23/2017 (P)	8,800,000	8,768,118
Verizon Communications, Inc.
0.681%, 06/09/2017 (P)	11,900,000	11,858,076
2.036%, 09/14/2018 (P)	1,900,000	1,950,772
2.500%, 09/15/2016	3,460,000	3,509,367
3.650%, 09/14/2018	6,300,000	6,604,051
5.150%, 09/15/2023	4,700,000	5,140,160
		37,830,544
Utilities - 0.5%
Dynegy, Inc.
6.750%, 11/01/2019	5,625,000	5,832,422
7.375%, 11/01/2022	1,400,000	1,463,000
7.625%, 11/01/2024	800,000	832,000
Red Oak Power LLC
8.540%, 11/30/2019	526,763	561,002
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	1,637,048	1,696,908
TOTAL CORPORATE BONDS (Cost $568,414,538)		$569,845,640

TERM LOANS (M) - 0.7%
Consumer discretionary - 0.5%
FCA US LLC
3.500%, 05/24/2017	3,958,763	3,948,371
MGM Resorts International
2.948%, 12/20/2017	5,358,275	5,327,465
		9,275,836
Health care - 0.2%
HCA, Inc.
2.948%, 03/31/2017	5,048,615	5,041,602
		5,041,602
TOTAL TERM LOANS (Cost $14,361,045)		$14,317,438

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)	2,800,000	2,842,000
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,891,000)		$2,842,000

MUNICIPAL BONDS - 4.8%
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	1,600,000	1,918,416
California State Public Works Board,
Series G2 8.361%, 10/01/2034	20,000,000	27,966,800
California State University
6.434%, 11/01/2030	1,200,000	1,491,528
California Statewide Communities
Development Authority
7.550%, 05/15/2040	4,300,000	5,570,134
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	700,000	731,493

The accompanying notes are an integral part of the financial statements.	187

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021		$190,000	$197,841
6.899%, 12/01/2040		2,700,000	3,011,067
City of Chicago (Illinois)
5.633%, 01/01/2020		2,100,000	2,074,695
7.750%, 01/01/2042		1,600,000	1,533,168
City of North Las Vegas (Nevada)
6.572%, 06/01/2040		3,000,000	2,710,050
City of San Antonio (Texas)
6.308%, 02/01/2037		2,600,000	2,935,504
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042		1,700,000	2,123,929
Illinois Municipal Electric Agency
6.832%, 02/01/2035		1,800,000	2,057,976
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		680,000	675,430
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040		6,800,000	9,254,392
Mississippi Development Bank
6.313%, 01/01/2033		1,100,000	1,297,120
New Jersey State Turnpike Authority
7.414%, 01/01/2040		5,400,000	7,442,820
Public Power Generation Agency
(Nebraska) 7.242%, 01/01/2041		300,000	351,504
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032		1,155,000	1,153,371
State of California
7.500%, 04/01/2034		1,600,000	2,253,120
7.550%, 04/01/2039		700,000	1,013,565
7.950%, 03/01/2036		8,000,000	9,641,920
State of Iowa 6.750%, 06/01/2034		3,900,000	4,423,731
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		2,820,000	2,415,809
University of California
6.270%, 05/15/2031		5,300,000	5,877,276
TOTAL MUNICIPAL BONDS (Cost $93,450,093)			$100,122,659

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.0%
Commercial and residential - 13.7%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.480%, 02/25/2045 (P)		90,771	90,622
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B
1.376%, 05/16/2047 (P)(S)	EUR	781,756	879,073
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class A1A
5.617%, 07/10/2046 (P)		$7,639,855	7,858,003
Banc of America Funding, Ltd.,
Series 2012-R5, Class A
0.449%, 10/03/2039 (P)(S)		6,983,492	6,932,706
Banc of America Mortgage Trust,
Series 2005-F, Class 2A2
2.803%, 07/25/2035 (P)		1,617,243	1,495,486

Total Return Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		$2,513,819	$2,255,019
Series 2011-RR5, Class 12A1,
5.355%, 03/26/2037 (P)(S)		525,936	511,799
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		4,683,802	4,857,197
Series 2012-RR10, Class 8A2,
4.000%, 03/26/2036 (P)(S)		2,499,531	2,505,867
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.661%, 11/25/2034 (P)		1,191,823	1,147,532
Series 2005-1, Class 2A1,
2.652%, 03/25/2035 (P)		2,438,883	2,358,190
Series 2003-8, Class 2A1,
2.725%, 01/25/2034 (P)		264,431	268,370
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1
2.692%, 09/25/2035 (P)		606,591	514,898
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		337,401	352,723
Series 2007-PW16, Class A1A,
5.895%, 06/11/2040 (P)		10,931,640	11,629,068
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		5,800,000	6,124,829
Bella Vista Mortgage Trust,
Series 2005-1, Class 2A
0.740%, 02/22/2035 (P)		2,503,147	2,176,649
Beluga Master Issuer BV, Series 2006-1,
Class A3
0.141%, 10/28/2099 (P)	EUR	4,100,000	4,598,729
CD Mortgage Trust, Series 2006-CD2,
Class A1B
5.486%, 01/15/2046 (P)		$9,139,800	9,149,159
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%, 10/15/2049		10,776,382	11,159,709
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)		380,311	376,120
Series 2005-11, Class A2A,
2.730%, 10/25/2035 (P)		3,295,901	3,264,046
Series 2005-6, Class A1,
2.210%, 09/25/2035 (P)		3,076,338	3,081,719
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1,
6.000%, 12/25/2034		2,831,763	2,827,442
Series 2007-OA6, Class A1B,
0.399%, 06/25/2037 (P)		4,951,084	4,225,983
Series 2005-62, Class 2A1,
1.184%, 12/25/2035 (P)		4,696,194	3,885,819
Series 2005-81, Class A1,
0.479%, 02/25/2037 (P)		4,310,288	3,426,450
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-22, Class A3,
2.428%, 11/25/2034 (P)		902,237	850,740
Series 2004-HYB9, Class 1A1,
2.512%, 02/20/2035 (P)		1,335,931	1,323,432

The accompanying notes are an integral part of the financial statements.	188

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Home Loan Mortgage Pass
Through Trust (continued)
Series 2005-HYB9, Class 3A2A,
2.313%, 02/20/2036 (P)		$210,523	$194,423
Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class A1A,
5.297%, 12/15/2039		1,428,303	1,478,841
Series 2007-C1, Class A3,
5.383%, 02/15/2040		777,840	807,766
Series 2007-C5, Class A4,
5.695%, 09/15/2040 (P)		6,800,000	7,179,386
CSMC, Series 2010-18, Class R
2.328%, 04/26/2038 (P)(S)		1,200,000	1,172,836
Deco, Ltd., Series 2014-BONA, Class A
1.242%, 11/07/2024 (P)(S)	EUR	6,336,496	7,110,503
Eurosail-UK PLC, Series 2007-4X,
Class A2A
0.871%, 06/13/2045 (P)	GBP	4,199,754	6,388,301
First Horizon Mortgage Pass-
Through Trust, Series 2004-AR7,
Class 4A1
2.468%, 02/25/2035 (P)		$1,253,099	1,245,161
Granite Master Issuer PLC, Series 2005-1,
Class A5
0.091%, 12/20/2054 (P)	EUR	816,977	911,545
GreenPoint Mortgage Funding Trust,
Series 2006-AR8, Class 1A1A
0.279%, 01/25/2047		$42	42
Greenwich Capital Commercial
Funding Corp., Series 2007-GG9,
Class A4
5.444%, 03/10/2039		1,967,296	2,052,861
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
2.698%, 09/25/2035 (P)		8,969,162	8,995,944
Series 2005-AR7, Class 6A1,
4.553%, 11/25/2035 (P)		985,608	946,073
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.425%, 05/19/2035 (P)		221,239	182,928
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.469%, 10/25/2035 (P)		6,886,298	6,258,234
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		700,000	736,762
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		2,869,649	2,971,791
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		652,230	680,293
JPMorgan Mortgage Trust,
Series 2005-S3, Class 1A2
5.750%, 01/25/2036		104,819	92,412
Landmark Mortgage Securities No 3 PLC,
Series 3, Class A
0.864%, 04/17/2044 (P)	GBP	2,370,127	3,324,342
Marche M5 SRL, Series 5, Class A
0.381%, 10/27/2065 (P)	EUR	3,460,124	3,875,031
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5,
2.130%, 04/25/2035 (P)		$500,488	474,250

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch Mortgage
Investors Trust (continued)
Series 2005-2, Class 1A,
1.673%, 10/25/2035 (P)		$3,400,096	$3,297,311
Series 2005-2, Class 3A,
1.189%, 10/25/2035 (P)		263,540	249,640
Series 2005-3, Class 4A,
0.449%, 11/25/2035 (P)		102,755	95,969
Series 2005-A6, Class 2A3,
0.579%, 08/25/2035 (P)		1,805,928	1,633,162
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)		2,700,000	2,829,319
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A1A,
5.319%, 12/15/2043		10,884,439	11,284,812
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		1,028,644	1,030,101
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4A,
5.989%, 08/12/2045 (P)(S)		1,455,421	1,531,724
Series 2010-R4, Class 4B,
0.512%, 02/26/2037 (P)(S)		8,412,967	5,627,004
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.579%, 12/25/2035 (P)		1,949,923	1,710,170
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.359%, 02/25/2037 (P)		9,585,066	8,070,262
RBSGC Mortgage Loan Trust,
Series 2005-A, Class 1A
5.500%, 04/25/2035		2,872,891	2,779,792
RBSSP Resecuritization Trust
Series 2011-3, Class 2A1,
0.441%, 02/26/2037 (P)(S)		3,653,656	3,426,855
Series 2011-4, Class 6A1,
0.431%, 06/27/2036 (P)(S)		1,900,000	1,511,612
Residential Asset Securitization Trust,
Series 2005-A1, Class A1
5.500%, 04/25/2035		4,339,325	4,429,678
Residential Funding Mortgage
Securities I Trust, Series 2004-S9,
Class 1A23
5.500%, 12/25/2034		79,365	79,752
RMAC PLC, Series 2005-NS1X,
Class A2A
0.701%, 06/12/2037 (P)	GBP	313,819	436,134
Sequoia Mortgage Trust, Series 6, Class A
0.845%, 04/19/2027 (P)		$2,518,521	2,356,529
Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-1, Class 2A
2.438%, 02/25/2035 (P)		14,646,058	14,440,281
Structured Asset
Mortgage Investments II Trust
Series 2005-AR5, Class A3,
0.455%, 07/19/2035 (P)		1,036,562	989,163
Series 2005-AR8, Class A1A,
0.479%, 02/25/2036 (P)		359,028	290,293
Series 2007-AR2, Class 2A1,
0.329%, 03/25/2037 (P)		1,828,013	1,358,166

The accompanying notes are an integral part of the financial statements.	189

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.661%, 10/28/2035 (P)(S)	$130,026	$128,688
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates,
Series 2004-15, Class 3A5
0.649%, 09/25/2034 (P)	1,131,577	1,047,648
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.399%, 09/25/2036 (P)	6,780,848	6,380,080
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C24,
Class A1A
5.557%, 03/15/2045 (P)	12,665,627	12,805,354
WaMu Mortgage Pass Through
Certificates, Series 2005-AR19,
Class A1A1
0.469%, 12/25/2045 (P)	1,562,405	1,501,976
WaMu Mortgage Pass-
Through Certificates
Series 2001-7, Class A,
1.061%, 05/25/2041 (P)	20,515	19,957
Series 2002-AR17, Class 1A,
1.384%, 11/25/2042 (P)	93,505	87,450
Series 2002-AR9, Class 1A,
1.568%, 08/25/2042 (P)	277,366	262,690
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034	2,500,801	2,749,023
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034	8,344,192	8,932,049
Series 2005-AR13, Class A1A1,
0.489%, 10/25/2045 (P)	10,482,712	9,691,938
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.617%, 01/25/2035 (P)	588,354	594,072
Series 2005-AR13, Class 1A5,
2.740%, 05/25/2035 (P)	1,978,529	1,964,861
Series 2005-AR4, Class 1A3,
2.649%, 04/25/2035 (P)	6,739,840	6,825,550
Series 2006-AR10, Class 1A1,
2.693%, 07/25/2036 (P)	1,957,634	1,928,377
Series 2006-AR2, Class 2A1,
2.631%, 03/25/2036 (P)	1,618,054	1,609,768
Series 2006-AR2, Class 2A5,
2.631%, 03/25/2036 (P)	2,598,010	2,482,442
		285,676,756
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z,
7.500%, 12/20/2029	204,457	245,691
Series 2362, Class ZA,
6.500%, 09/15/2031	119,495	136,673
Series 2503, Class PZ,
6.000%, 09/15/2032	389,164	443,238
Series 2637, Class F,
0.598%, 06/15/2018 (P)	20,046	20,085
Series 2906, Class GZ,
5.000%, 09/15/2034	169,565	189,199
Series 2935, Class HJ,
5.000%, 02/15/2035	186,105	205,224

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series T-63, Class 1A1,
1.368%, 02/25/2045 (P)		$91,215	$93,503
Federal National Mortgage Association
Series 2002-56, Class ZQ,
6.000%, 09/25/2032		1,643,205	1,870,413
Series 2003-W1, Class 1A1,
5.771%, 12/25/2042 (P)		141,932	161,508
Series 2003-W6, Class F,
0.549%, 09/25/2042 (P)		715,007	711,467
Series 2005-120, Class NF,
0.299%, 01/25/2021 (P)		227,388	227,316
Series 2005-9, Class ZA,
5.000%, 02/25/2035		382,188	423,561
Series 2006-5, Class 3A2,
2.259%, 05/25/2035 (P)		100,690	105,090
Series 2007-73, Class A1,
0.259%, 07/25/2037 (P)		703,137	660,951
Government National Mortgage
Association, Series 2005-21, Class Z
5.000%, 03/20/2035		580,195	644,776
			6,138,695
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $296,447,160)			$291,815,451

ASSET BACKED SECURITIES - 4.6%
Ally Auto Receivables Trust,
Series 2014-1, Class A2
0.480%, 02/15/2017		7,322,933	7,319,725
Auto ABS, Series 2012-3, Class A
0.600%, 09/27/2024	EUR	5,525,868	6,203,907
BNC Mortgage Loan Trust, Series 2007-2,
Class A2
0.299%, 05/25/2037 (P)		$413,364	396,336
Bosphorus CLO, Series 1X, Class A
1.126%, 11/10/2023 (P)	EUR	4,068,690	4,554,625
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.519%, 10/25/2035 (P)		$32,289	32,254
Celf Loan Partners III PLC,
Series 2006-1X, Class A1
0.271%, 11/01/2023 (P)	EUR	4,630,843	5,150,560
Citigroup Mortgage Loan Trust,
Series 2007-AMC1, Class A1
0.359%, 12/25/2036 (P)(S)		$4,175,018	2,746,365
Countrywide Asset-Backed Certificates
Series 2004-10, Class MV2,
1.204%, 01/25/2035 (P)		1,540,395	1,539,821
Series 2006-25, Class 2A4,
0.419%, 06/25/2047 (P)		9,100,000	5,677,044
Series 2006-26, Class 1A,
0.339%, 06/25/2037 (P)		4,735,987	3,629,007
Series 2007-9, Class 1A,
0.399%, 06/25/2047 (P)		4,200,849	3,132,409
Countrywide Asset-Backed
Certificates Trust, Series 2005-17,
Class MV1
0.659%, 05/25/2036 (P)		5,300,000	4,277,980
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB6,
Class A3
0.419%, 07/25/2037 (P)(S)		4,253,654	2,868,375

The accompanying notes are an integral part of the financial statements.	190

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.939%, 05/25/2040 (P)(S)		$318,620	$288,834
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035 (P)		3,100,000	2,940,865
GSAMP Trust, Series 2007-FM1,
Class A2A
0.269%, 12/25/2036 (P)		265,407	143,498
Hillmark Funding, Ltd., Series 2006-1A,
Class A1
0.583%, 05/21/2021 (P)(S)		7,015,682	6,916,929
HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A1
0.259%, 12/25/2036 (P)		420,448	173,999
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV1
0.259%, 03/25/2047 (P)		61,347	60,734
Lockwood Grove CLO, Ltd.,
Series 2014-1A, Class A1
1.665%, 01/25/2024 (P)(S)		5,000,000	5,000,570
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2,
0.629%, 06/25/2035 (P)		1,600,000	1,511,955
Series 2006-NC2, Class A3,
0.309%, 08/25/2036 (P)		3,033,800	1,577,722
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC1, Class A2C
0.509%, 12/25/2035 (P)		2,790,829	2,485,984
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A2
0.369%, 04/25/2037 (P)		1,348,200	777,075
New Century Home Equity Loan Trust
Series 2005-4, Class M2,
0.709%, 09/25/2035 (P)		600,000	527,395
Series 2005-C, Class A2C,
0.449%, 12/25/2035 (P)		1,685,740	1,633,880
Nissan Auto Lease Trust, Series 2014-A,
Class A2B
0.358%, 09/15/2016 (P)		4,718,844	4,716,012
Park Place Securities, Inc.
Series 2005-WCW3, Class M1,
0.679%, 08/25/2035 (P)		600,000	557,695
Series 2005-WCW3, Class M2,
0.689%, 08/25/2035 (P)		2,000,000	1,625,466
Penta CLO SA, Series 2007-1X, Class A1
0.268%, 06/04/2024 (P)	EUR	541,839	598,942
RASC Trust, Series 2005-KS4, Class M2
1.069%, 05/25/2035 (P)		$1,887,590	1,827,967
Santander Drive Auto Receivables Trust,
Series 2014-3, Class A2B
0.478%, 08/15/2017 (P)		5,605,579	5,585,388
Securitized Asset
Backed Receivables LLC Trust
Series 2006-FR3, Class A3,
0.449%, 05/25/2036 (P)		2,441,859	1,407,475
Series 2007-HE1, Class A2A,
0.259%, 12/25/2036 (P)		448,774	163,783
SLM Student Loan Trust
Series 2008-9, Class A,
1.795%, 04/25/2023 (P)		4,530,766	4,545,042
Series 2010-C, Class A2,
2.848%, 12/16/2019 (P)(S)		144,242	144,909

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Specialty Underwriting & Residential
Finance Trust, Series 2005-BC2,
Class M3
1.174%, 12/25/2035 (P)		$3,100,000	$2,753,315
Wood Street CLO BV, Series I, Class A
0.305%, 11/22/2021 (P)	EUR	481,685	536,696
TOTAL ASSET BACKED SECURITIES (Cost $97,576,803)			$96,030,538

PREFERRED SECURITIES - 1.6%
Financials - 1.6%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)		900,000	$22,995,000
Sovereign Real Estate
Investment Trust, 12.000% (S)		5,520	7,286,400
Wells Fargo & Company,
Series L, 7.500%		3,080	3,631,320
TOTAL PREFERRED SECURITIES (Cost $35,921,203)			$33,912,720

PURCHASED OPTIONS - 0.2%
Call options - 0.0%
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.800% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/19/2016; Strike Rate: 0.800%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		63,500,000	86,335
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 1.750% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.750%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		10,700,000	34,976
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 1.100% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.100%;
Counterparty: Bank of America NA) (I)		91,800,000	269,360
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 2.100% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/30/2018; Strike Rate: 2.100%;
Counterparty: JPMorgan Securities) (I)		21,300,000	216,676
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		10,700,000	42,892
			650,239
Put options - 0.2%
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 2.580% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
05/12/2016; Strike Rate: 2.580%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		11,100,000	240,400

The accompanying notes are an integral part of the financial statements.	191

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 2.580% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
05/23/2016; Strike Rate: 2.580%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	25,900,000	$580,675
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.905% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/20/2018; Strike Rate: 2.905%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	10,400,000	1,160,760
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.930% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/20/2018; Strike Rate: 2.930%;
Counterparty: Goldman Sachs
& Company) (I)	3,800,000	414,624
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.940% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/20/2018; Strike Rate: 2.940%;
Counterparty: Goldman Sachs
& Company) (I)	3,300,000	356,804
		2,753,263
TOTAL PURCHASED OPTIONS (Cost $3,855,633)		$3,403,502

SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.7%
Ford Motor Credit Company LLC 1.100%,
11/02/2015 *	$14,000,000	13,987,652
		13,987,652
U.S. Government - 0.0%
U.S. Treasury Bill 0.148%, 01/14/2016 *	994,000	993,421
TOTAL SHORT-TERM INVESTMENTS (Cost $14,967,024)		$14,981,073
Total Investments (Total Return Fund)
(Cost $2,809,178,563) - 131.5%		$2,749,872,033
Other assets and liabilities, net - (31.5%)		(658,193,053)
TOTAL NET ASSETS - 100.0%		$2,091,678,980

U.S. High Yield Bond Fund

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 91.5%
Consumer discretionary - 14.3%
American Greetings Corp.
7.375%, 12/01/2021	$1,510,000	$1,589,242
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	4,542,000	4,837,230
CCO Holdings LLC
5.125%, 02/15/2023	20,000	19,950
5.125%, 05/01/2023 (S)	320,000	320,000

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
CCO Holdings LLC (continued)
5.250%, 09/30/2022	$310,000	$312,480
5.375%, 05/01/2025 (S)	1,595,000	1,549,144
5.875%, 05/01/2027 (S)	225,000	220,500
6.625%, 01/31/2022	500,000	526,250
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (S)	755,000	691,769
Cinemark USA, Inc.
5.125%, 12/15/2022	700,000	700,000
7.375%, 06/15/2021	775,000	819,563
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,410,000	2,542,550
CVR Refining LLC
6.500%, 11/01/2022	250,000	244,950
DISH DBS Corp.
5.125%, 05/01/2020	375,000	367,500
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)	2,250,000	2,182,500
GLP Capital LP
5.375%, 11/01/2023	475,000	492,813
Gray Television, Inc.
7.500%, 10/01/2020	4,650,000	4,808,333
Greektown Holdings LLC
8.875%, 03/15/2019 (S)	4,995,000	5,219,775
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	845,000	880,913
Lamar Media Corp.
5.875%, 02/01/2022	500,000	522,500
Levi Strauss & Company
5.000%, 05/01/2025	175,000	171,281
LIN Television Corp.
6.375%, 01/15/2021	350,000	354,375
Live Nation Entertainment, Inc.
5.375%, 06/15/2022 (S)	250,000	250,625
7.000%, 09/01/2020 (S)	255,000	270,300
LKQ Corp.
4.750%, 05/15/2023	2,000,000	1,917,500
Monitronics International, Inc.
9.125%, 04/01/2020	225,000	210,375
NAI Entertainment Holdings
5.000%, 08/01/2018 (S)	625,000	637,500
National CineMedia LLC
6.000%, 04/15/2022	340,000	347,650
7.875%, 07/15/2021	750,000	781,875
Nexstar Broadcasting, Inc.
6.125%, 02/15/2022 (S)	125,000	125,938
6.875%, 11/15/2020	1,275,000	1,338,750
Nielsen Finance LLC
5.000%, 04/15/2022 (S)	890,000	877,763
Outfront Media Capital LLC
5.250%, 02/15/2022	230,000	231,582
5.625%, 02/15/2024	25,000	25,594
Penske Automotive Group, Inc.
5.375%, 12/01/2024	529,000	530,323
5.750%, 10/01/2022	2,000,000	2,060,000
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021	3,275,000	3,463,313
Service Corp. International
7.000%, 06/15/2017	65,000	69,875
8.000%, 11/15/2021	1,640,000	1,910,600
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,417,375

The accompanying notes are an integral part of the financial statements.	192

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer discretionary (continued)
Sotheby’s
5.250%, 10/01/2022 (S)	$1,800,000	$1,710,000
Speedway Motorsports, Inc.
5.125%, 02/01/2023	650,000	643,500
Tempur Sealy International, Inc.
6.875%, 12/15/2020	125,000	133,750
The Nielsen Company Luxembourg SARL
5.500%, 10/01/2021 (S)	655,000	665,644
The William Carter Company
5.250%, 08/15/2021	555,000	573,038
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)	125,000	127,188
Wolverine World Wide, Inc.
6.125%, 10/15/2020	125,000	130,625
		49,824,301
Consumer staples - 1.6%
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	973,750
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)	205,000	212,688
Constellation Brands, Inc.
4.750%, 11/15/2024	40,000	40,900
Cott Beverages, Inc.
5.375%, 07/01/2022	445,000	437,213
6.750%, 01/01/2020	555,000	575,813
Darling Ingredients, Inc.
5.375%, 01/15/2022	150,000	148,125
Energizer SpinCo, Inc.
5.500%, 06/15/2025 (S)	25,000	24,344
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)	765,000	780,300
Pinnacle Foods Finance LLC
4.875%, 05/01/2021	875,000	875,000
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	1,350,000	1,258,875
Spectrum Brands, Inc.
5.750%, 07/15/2025 (S)	75,000	77,250
		5,404,258
Energy - 17.6%
Alpha Natural Resources, Inc.
6.250%, 06/01/2021 (H)	325,000	8,938
Arch Coal, Inc.
7.000%, 06/15/2019	825,000	107,250
7.250%, 06/15/2021	325,000	44,688
Baytex Energy Corp.
5.625%, 06/01/2024 (S)	235,000	196,112
Berry Petroleum Company LLC
6.375%, 09/15/2022	25,000	12,625
Bristow Group, Inc.
6.250%, 10/15/2022	3,825,000	3,366,000
Chesapeake Energy Corp.
6.125%, 02/15/2021	590,000	456,884
CSI Compressco LP
7.250%, 08/15/2022	1,120,000	918,400
Denbury Resources, Inc.
4.625%, 07/15/2023	325,000	217,750
5.500%, 05/01/2022	860,000	612,750
6.375%, 08/15/2021	850,000	678,054
Era Group, Inc.
7.750%, 12/15/2022	3,760,000	3,609,600

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Exterran Partners LP
6.000%, 04/01/2021	$2,175,000	$1,740,000
Forum Energy Technologies, Inc.
6.250%, 10/01/2021	250,000	225,000
Gulfmark Offshore, Inc.
6.375%, 03/15/2022 (L)	4,460,000	2,854,400
Hilcorp Energy I LP
5.000%, 12/01/2024 (S)	10,000	8,651
5.750%, 10/01/2025 (S)	850,000	765,000
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	3,310,000	2,465,950
5.875%, 04/01/2020	585,000	468,000
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,995,000	1,855,350
7.768%, 12/15/2037 (S)	6,255,000	5,379,300
9.625%, 06/01/2019 (S)	435,000	404,550
Northern Tier Energy LLC
7.125%, 11/15/2020	2,500,000	2,525,000
Overseas Shipholding Group, Inc.
7.500%, 02/15/2021	1,225,000	1,218,875
8.125%, 03/30/2018	1,450,000	1,482,625
PHI, Inc.
5.250%, 03/15/2019	4,140,000	3,550,050
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	2,575,000	2,484,875
6.000%, 01/15/2019 (S)	200,000	200,000
6.875%, 04/15/2040 (S)	2,510,000	2,384,500
7.500%, 07/15/2038 (S)	2,200,000	2,260,500
Sabine Oil & Gas Corp.
7.250%, 06/15/2019 (H)	350,000	54,250
7.500%, 09/15/2020 (H)	2,375,000	356,250
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023	1,050,000	1,020,500
5.750%, 05/15/2024	250,000	244,375
6.250%, 03/15/2022	2,258,000	2,269,290
Sabine Pass LNG LP
6.500%, 11/01/2020	2,655,000	2,681,550
7.500%, 11/30/2016	2,700,000	2,781,000
7.500%, 11/30/2016 (S)	1,563,000	1,609,890
SemGroup Corp.
7.500%, 06/15/2021	2,820,000	2,791,800
Swift Energy Company
7.125%, 06/01/2017	3,746,000	1,086,340
8.875%, 01/15/2020	750,000	210,000
Teekay Corp.
8.500%, 01/15/2020	2,005,000	2,075,175
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	165,000	156,750
Ultra Petroleum Corp.
5.750%, 12/15/2018 (S)	1,120,000	898,800
6.125%, 10/01/2024 (S)	830,000	547,800
		61,285,447
Financials - 16.6%
Ally Financial, Inc.
3.500%, 01/27/2019	1,020,000	1,022,550
4.125%, 03/30/2020	900,000	902,430
4.625%, 03/30/2025	350,000	337,750
5.125%, 09/30/2024	2,450,000	2,474,500
5.500%, 02/15/2017	965,000	996,556
CIT Group, Inc.
4.250%, 08/15/2017	1,800,000	1,827,000
5.000%, 05/15/2017	434,000	446,478
5.250%, 03/15/2018	400,000	415,500

The accompanying notes are an integral part of the financial statements.	193

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CIT Group, Inc. (continued)
6.625%, 04/01/2018 (S)	$170,000	$181,900
Dupont Fabros Technology LP
5.625%, 06/15/2023	2,450,000	2,413,250
DuPont Fabros Technology LP
5.875%, 09/15/2021	2,725,000	2,806,750
E*TRADE Financial Corp.
4.625%, 09/15/2023	350,000	350,000
5.375%, 11/15/2022	310,000	323,950
Hockey Merger Sub 2, Inc.
7.875%, 10/01/2021 (S)	2,030,000	2,024,925
Hub Holdings LLC, PIK
8.125%, 07/15/2019 (S)	2,000,000	1,960,000
Infinity Acquisition LLC
7.250%, 08/01/2022 (S)	1,990,000	1,820,850
Iron Mountain, Inc.
5.750%, 08/15/2024	2,770,000	2,780,388
6.000%, 08/15/2023	4,000,000	4,090,000
Jefferies Finance LLC
6.875%, 04/15/2022 (S)	115,000	107,985
7.375%, 04/01/2020 (S)	350,000	342,195
7.500%, 04/15/2021 (S)	1,200,000	1,167,000
MPT Operating Partnership LP
5.500%, 05/01/2024	715,000	736,450
6.375%, 02/15/2022	600,000	633,750
6.875%, 05/01/2021	1,575,000	1,653,750
Navient Corp.
5.875%, 03/25/2021	725,000	650,688
6.125%, 03/25/2024	985,000	837,250
7.250%, 01/25/2022	65,000	61,263
8.000%, 03/25/2020	3,500,000	3,537,100
8.450%, 06/15/2018	1,500,000	1,597,500
NewStar Financial, Inc.
7.250%, 05/01/2020 (S)	1,740,000	1,726,950
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022	950,000	985,625
Sabra Health Care LP
5.375%, 06/01/2023	125,000	129,375
5.500%, 02/01/2021	750,000	783,750
Springleaf Finance Corp.
5.750%, 09/15/2016	650,000	665,438
6.000%, 06/01/2020	3,700,000	3,755,500
6.500%, 09/15/2017	1,200,000	1,260,000
7.750%, 10/01/2021	1,730,000	1,885,700
The Geo Group, Inc.
5.875%, 01/15/2022 to 10/15/2024	2,250,000	2,335,313
6.625%, 02/15/2021	2,200,000	2,293,500
USI, Inc.
7.750%, 01/15/2021 (S)	3,350,000	3,249,500
		57,570,359
Health care - 6.6%
Acadia Healthcare Company, Inc.
5.625%, 02/15/2023	135,000	137,624
Capella Healthcare, Inc.
9.250%, 07/01/2017	1,535,000	1,577,213
Centene Corp.
5.750%, 06/01/2017	125,000	131,094
Community Health Systems, Inc.
5.125%, 08/01/2021	475,000	488,063
6.875%, 02/01/2022	40,000	42,550
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (S)	2,275,000	2,033,281

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025	$305,000	$298,900
5.750%, 08/15/2022	500,000	532,000
Endo Finance LLC
5.375%, 01/15/2023 (S)	250,000	251,875
6.000%, 07/15/2023 to 02/01/2025 (S)	925,000	955,125
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	750,000	811,875
HCA, Inc.
4.250%, 10/15/2019	135,000	137,700
5.250%, 04/15/2025	390,000	404,138
HealthSouth Corp.
5.125%, 03/15/2023	300,000	297,000
5.750%, 11/01/2024	1,410,000	1,429,599
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (S)	125,000	127,188
Hologic, Inc.
5.250%, 07/15/2022 (S)	1,230,000	1,259,213
LifePoint Health, Inc.
5.500%, 12/01/2021	2,000,000	2,083,750
Mallinckrodt International Finance SA
5.500%, 04/15/2025 (S)	300,000	297,375
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (S)	965,000	991,538
PRA Holdings, Inc.
9.500%, 10/01/2023 (S)	374,000	417,010
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	290,000	295,800
Select Medical Corp.
6.375%, 06/01/2021	3,375,000	3,425,625
Tenet Healthcare Corp.
6.000%, 10/01/2020	1,750,000	1,872,500
6.250%, 11/01/2018	775,000	839,906
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)	105,000	107,363
5.875%, 05/15/2023 (S)	670,000	685,913
6.125%, 04/15/2025 (S)	255,000	262,650
7.500%, 07/15/2021 (S)	700,000	751,625
		22,945,493
Industrials - 6.5%
AECOM
5.750%, 10/15/2022 (S)	375,000	376,875
5.875%, 10/15/2024 (S)	1,025,000	1,032,688
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	500,000	498,750
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	4,350,000	4,524,000
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	205,000	197,056
Covanta Holding Corp.
5.875%, 03/01/2024	1,195,000	1,165,125
6.375%, 10/01/2022	1,847,000	1,897,793
7.250%, 12/01/2020	2,081,000	2,172,148
EnPro Industries, Inc.
5.875%, 09/15/2022	1,455,000	1,462,275
GFL Environmental, Inc.
7.875%, 04/01/2020 (S)	975,000	994,500
H&E Equipment Services, Inc.
7.000%, 09/01/2022	3,843,000	3,823,785
Sensata Technologies BV
5.625%, 11/01/2024 (S)	1,575,000	1,614,375

The accompanying notes are an integral part of the financial statements.	194

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The ADT Corp.
3.500%, 07/15/2022	$325,000	$290,973
4.125%, 04/15/2019	270,000	274,050
6.250%, 10/15/2021 (L)	2,215,000	2,286,988
United Rentals North America, Inc.
4.625%, 07/15/2023	165,000	162,319
		22,773,700
Information technology - 9.6%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	700,000	735,875
6.125%, 09/15/2023 (S)	210,000	225,750
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	2,775,000	2,709,677
6.125%, 11/01/2023 (S)	950,000	941,583
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)	2,500,000	1,850,000
Cardtronics, Inc.
5.125%, 08/01/2022	225,000	216,563
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (S)	425,000	413,313
Denali Borrower LLC
5.625%, 10/15/2020 (S)	3,250,000	3,331,250
Emdeon, Inc.
6.000%, 02/15/2021 (S)	925,000	911,125
11.000%, 12/31/2019	3,950,000	4,241,313
First Data Corp.
6.750%, 11/01/2020 (S)	1,466,000	1,546,630
11.750%, 08/15/2021	2,675,000	3,013,388
Infor Software Parent LLC, PIK
7.125%, 05/01/2021 (S)	350,000	317,188
Infor US, Inc.
6.500%, 05/15/2022 (S)	355,000	332,813
Micron Technology, Inc.
5.500%, 02/01/2025	410,000	381,300
5.875%, 02/15/2022	1,400,000	1,379,000
NCR Corp.
4.625%, 02/15/2021	475,000	460,750
5.000%, 07/15/2022	1,510,000	1,468,475
5.875%, 12/15/2021	1,765,000	1,795,888
6.375%, 12/15/2023	715,000	733,769
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023 (S)	35,000	36,092
SunGard Data Systems, Inc.
6.625%, 11/01/2019	3,600,000	3,735,000
7.375%, 11/15/2018	1,021,000	1,050,354
7.625%, 11/15/2020	325,000	340,438
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)	1,300,000	1,391,000
		33,558,534
Materials - 2.8%
ArcelorMittal
6.125%, 06/01/2025	75,000	69,188
7.000%, 02/25/2022	240,000	239,400
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	497,849	525,231
Ball Corp.
5.250%, 07/01/2025	125,000	124,375
Cliffs Natural Resources, Inc.
8.250%, 03/31/2020 (S)	435,000	395,850
Crown Americas LLC
6.250%, 02/01/2021	1,597,000	1,662,876

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	$1,250,000	$1,194,150
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)	215,000	132,763
Novelis, Inc.
8.750%, 12/15/2020	1,475,000	1,471,313
Sealed Air Corp.
4.875%, 12/01/2022 (S)	440,000	440,000
5.125%, 12/01/2024 (S)	1,165,000	1,178,829
Silgan Holdings, Inc.
5.000%, 04/01/2020	2,300,000	2,356,810
		9,790,785
Telecommunication services - 12.6%
Altice US Finance I Corp.
5.375%, 07/15/2023 (S)	630,000	624,488
Altice US Finance II Corp.
7.750%, 07/15/2025 (S)	725,000	705,063
Frontier Communications Corp.
6.250%, 09/15/2021	950,000	866,875
8.500%, 04/15/2020	550,000	565,125
GCI, Inc.
6.750%, 06/01/2021	725,000	744,938
6.875%, 04/15/2025	850,000	873,375
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	4,060,000	3,572,800
7.250%, 10/15/2020	250,000	240,313
7.500%, 04/01/2021	1,050,000	1,017,188
Intelsat Luxembourg SA
7.750%, 06/01/2021	2,540,000	1,903,095
8.125%, 06/01/2023 (L)	3,150,000	2,323,125
Level 3 Financing, Inc.
5.125%, 05/01/2023 (S)	665,000	648,375
5.375%, 08/15/2022	1,000,000	1,003,540
5.375%, 05/01/2025 (S)	665,000	642,556
5.625%, 02/01/2023	285,000	287,494
6.125%, 01/15/2021	880,000	921,800
SBA Communications Corp.
5.625%, 10/01/2019	190,000	198,313
SBA Telecommunications, Inc.
5.750%, 07/15/2020	2,201,000	2,297,294
Sprint Capital Corp.
6.875%, 11/15/2028	625,000	537,500
6.900%, 05/01/2019	2,000,000	2,027,500
8.750%, 03/15/2032	2,175,000	2,058,094
Sprint Communications, Inc.
7.000%, 08/15/2020	1,625,000	1,612,813
9.000%, 11/15/2018 (S)	450,000	501,188
Sprint Corp.
7.875%, 09/15/2023	3,025,000	2,907,781
Syniverse Holdings, Inc.
9.125%, 01/15/2019	4,620,000	4,007,850
T-Mobile USA, Inc.
6.125%, 01/15/2022	105,000	108,281
6.250%, 04/01/2021	1,135,000	1,172,228
6.464%, 04/28/2019	205,000	210,894
6.542%, 04/28/2020	205,000	213,713
6.625%, 11/15/2020 to 04/01/2023	3,000,000	3,109,800
6.633%, 04/28/2021	800,000	836,000
6.731%, 04/28/2022	2,500,000	2,625,000
6.836%, 04/28/2023	1,135,000	1,188,913
Telesat Canada
6.000%, 05/15/2017 (S)	850,000	860,625

The accompanying notes are an integral part of the financial statements.	195

 John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Windstream Corp.
6.375%, 08/01/2023 (L)	$550,000	$405,378
		43,819,315
Utilities - 3.3%
AmeriGas Finance LLC
6.750%, 05/20/2020	2,350,000	2,426,375
7.000%, 05/20/2022	520,000	539,500
Calpine Corp.
6.000%, 01/15/2022 (S)	1,500,000	1,595,625
NSG Holdings LLC
7.750%, 12/15/2025 (S)	2,947,768	3,249,914
Southern Star Central Corp.
5.125%, 07/15/2022 (S)	2,650,000	2,583,750
Suburban Propane Partners LP
5.500%, 06/01/2024	215,000	203,713
7.375%, 08/01/2021	277,000	290,158
TerraForm Power Operating LLC
6.125%, 06/15/2025 (S)	450,000	424,125
		11,313,160
TOTAL CORPORATE BONDS (Cost $328,972,021)		$318,285,352

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
Emigrant Capital Trust I
2.772%, 12/10/2033 (P)(S)	2,450,000	1,543,500
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,052,747)		$1,543,500

TERM LOANS (M) - 5.6%
Consumer discretionary - 1.9%
CCM Merger, Inc.
4.500%, 08/08/2021	384,664	384,424
FOCUS Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,396,500
Learfield Communications, Inc.
8.750%, 10/09/2021	610,680	607,627
TWCC Holding Corp.
7.000%, 06/26/2020	3,690,000	3,457,069
WASH Multifamily Laundry Systems LLC
4.250%, 05/14/2022	670,000	664,975
8.000%, 05/12/2023	12,669	12,669
8.000%, 05/14/2023	72,331	71,789
		6,595,053
Financials - 0.0%
Asurion LLC
8.500%, 03/03/2021	75,000	73,594
Health care - 0.2%
Vertafore, Inc.
9.750%, 10/29/2017	660,000	664,950
Industrials - 1.2%
HGIM Corp.
5.500%, 06/18/2020	2,055,853	1,439,097
LM US Member LLC
8.250%, 01/25/2021	115,000	113,419
Spin Holdco, Inc.
4.250%, 11/14/2019	2,353,434	2,320,340
Total Safety US, Inc.
9.250%, 09/11/2020	369,075	293,415
		4,166,271

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Information technology - 0.1%
Peak 10, Inc.
8.250%, 06/17/2022	$475,000	$453,031
Telecommunication services - 0.5%
LTS Buyer LLC
8.000%, 04/12/2021	666,113	665,558
NTELOS, Inc.
5.750%, 11/09/2019	1,073,131	1,067,765
		1,733,323
Utilities - 1.7%
Texas Competitive Electric Holdings
Company LLC
4.674%, 10/10/2015	13,200,000	5,847,600
TOTAL TERM LOANS (Cost $27,452,907)		$19,533,822

COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	$7,500
TOTAL COMMON STOCKS (Cost $750,000)		$7,500

PREFERRED SECURITIES - 0.4%
Consumer discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	$5,080
Tropicana Las Vegas Resort & Casino LLC (I)	840	3,360
		8,440
Financials - 0.4%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	58,084	1,482,885
TOTAL PREFERRED SECURITIES (Cost $1,688,917)		$1,491,325

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock
Collateral Trust, 0.1436% (W)(Y)	508,809	5,090,682
TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,090,711)		$5,090,682

SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.2%
State Street Institutional Liquid Reserves
Fund, 0.1239% (Y)	694,275	694,275
Repurchase agreement - 0.6%
Repurchase Agreement with State Street Bank dated 08/31/2015 at 0.000% to be repurchased at $2,068,789 on 09/01/2015, collateralized by $2,085,500 U.S. Treasury Notes, 1.500% due 08/31/2018 (valued at $2,110,109, including interest)	$2,068,789	$2,068,789
TOTAL SHORT-TERM INVESTMENTS (Cost $2,763,064)		$2,763,064
Total Investments (U.S. High Yield Bond Fund)
(Cost $367,770,367) - 100.2%		$348,715,245
Other assets and liabilities, net - (0.2%)		(767,504)
TOTAL NET ASSETS - 100.0%		$347,947,741

The accompanying notes are an integral part of the financial statements.	196

 John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 96.6%
Consumer discretionary - 11.9%
Auto components - 4.7%
Dana Holding Corp.	387,523	$6,797,153
Johnson Controls, Inc.	258,005	10,614,326
		17,411,479
Diversified consumer services - 1.4%
DeVry Education Group, Inc.	198,029	5,180,439
Media - 2.0%
TEGNA, Inc.	310,758	7,392,933
Specialty retail - 1.7%
Ascena Retail Group, Inc. (I)	520,917	6,287,468
Textiles, apparel and luxury goods - 2.1%
Fossil Group, Inc. (I)	125,036	7,699,717
		43,972,036
Consumer staples - 2.7%
Food products - 2.7%
ConAgra Foods, Inc.	244,586	10,194,344
Energy - 6.1%
Energy equipment and services - 4.0%
Amec Foster Wheeler PLC	557,474	6,843,652
Amec Foster Wheeler PLC, ADR	23,790	297,613
Baker Hughes, Inc.	139,799	7,828,744
		14,970,009
Oil, gas and consumable fuels - 2.1%
The Williams Companies, Inc.	160,504	7,736,293
		22,706,302
Financials - 27.2%
Banks - 8.8%
BB&T Corp.	238,749	8,814,613
Comerica, Inc.	201,894	8,883,336
Wintrust Financial Corp.	180,205	9,190,455
Zions Bancorporation	198,628	5,760,212
		32,648,616
Capital markets - 6.4%
American Capital, Ltd. (I)	519,461	7,225,703
Northern Trust Corp.	113,763	7,945,208
Stifel Financial Corp. (I)	178,759	8,330,169
		23,501,080
Insurance - 9.0%
ACE, Ltd.	36,252	3,703,501
Arthur J. Gallagher & Company	145,044	6,341,324
FNF Group	283,860	10,335,343
Marsh & McLennan Companies, Inc.	101,563	5,456,980
Willis Group Holdings PLC	177,550	7,650,630
		33,487,778
Real estate management and development - 3.0%
Forest City Enterprises, Inc., Class A (I)	517,098	11,133,120
		100,770,594
Health care - 9.2%
Health care providers and services - 7.0%
Brookdale Senior Living, Inc. (I)	227,865	6,248,058
HealthSouth Corp.	234,802	10,026,045
Universal Health Services, Inc., Class B	70,975	9,733,512
		26,007,615

Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services - 2.2%
PerkinElmer, Inc.	165,317	$8,047,632
		34,055,247
Industrials - 17.0%
Aerospace and defense - 2.4%
Textron, Inc.	225,784	8,760,419
Air freight and logistics - 0.8%
UTi Worldwide, Inc. (I)	417,758	2,974,437
Building products - 5.2%
Masco Corp.	340,246	8,924,653
Owens Corning	233,406	10,337,552
		19,262,205
Commercial services and supplies - 2.1%
Clean Harbors, Inc. (I)	159,888	7,853,699
Electrical equipment - 2.8%
Babcock & Wilcox Enterprises, Inc. (I)	194,560	3,589,632
BWX Technologies, Inc. (I)	259,755	6,888,703
		10,478,335
Machinery - 3.0%
Ingersoll-Rand PLC	134,208	7,420,360
Pentair PLC	69,788	3,858,579
		11,278,939
Road and rail - 0.7%
Swift Transportation Company (I)	123,099	2,399,200
		63,007,234
Information technology - 12.0%
Communications equipment - 2.4%
Ciena Corp. (I)	405,189	9,060,026
IT services - 2.0%
Teradata Corp. (I)	248,209	7,255,149
Software - 4.8%
Cadence Design Systems, Inc. (I)	364,067	7,288,621
Citrix Systems, Inc. (I)	154,452	10,519,726
		17,808,347
Technology hardware, storage and peripherals - 2.8%
Diebold, Inc.	152,003	4,730,333
NetApp, Inc.	175,547	5,610,482
		10,340,815
		44,464,337
Materials - 6.0%
Chemicals - 4.6%
Eastman Chemical Company	118,998	8,622,595
W.R. Grace & Company (I)	84,345	8,345,094
		16,967,689
Construction materials - 1.4%
Eagle Materials, Inc.	63,833	5,223,454
		22,191,143
Telecommunication services - 2.0%
Diversified telecommunication services - 2.0%
Level 3 Communications, Inc. (I)	162,614	7,273,724
Utilities - 2.5%
Electric utilities - 1.7%
Edison International	109,704	6,415,490

The accompanying notes are an integral part of the financial statements.	197

John Hancock Funds II

Portfolio of Investments — August 31, 2015 (showing percentage of total net assets)

Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities - 0.8%
CenterPoint Energy, Inc.	146,293	$2,723,976
		9,139,466
TOTAL COMMON STOCKS (Cost $307,869,090)		$357,774,427

SHORT-TERM INVESTMENTS - 2.8%
Money market funds - 2.8%
State Street Institutional Liquid Reserves
Fund, 0.1239% (Y)	10,222,901	10,222,901
TOTAL SHORT-TERM INVESTMENTS (Cost $10,222,901)		$10,222,901
Total Investments (Value Fund) (Cost $318,091,991) - 99.4%		$367,997,328
Other assets and liabilities, net - 0.6%		2,137,081
TOTAL NET ASSETS - 100.0%		$370,134,409

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CRC	Costa Rican Colon
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and Stock Exchange
GBPLIBOR	Pound Sterling LIBOR
GDR	Global Depositary Receipts
GO	General Obligation
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool).
Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of August 31, 2015.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to Financial Statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of August 31, 2015.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	198

John Hancock Funds II

Portfolio of investments — August 31, 2015 (showing percentage of total net assets)

A fund had the following country concentration as a percentage of net assets on 8-31-15:

Strategic Equity Allocation Fund
United States	67.3%
Japan	5.7%
United Kingdom	4.7%
Switzerland	2.9%
France	2.7%
Germany	2.5%
Canada	2.0%
Australia	1.0%
Netherlands	1.0%
China	0.9%
Other countries	9.3%
Total	100.0%

199
{finblurbsoi}The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — August 31, 2015

Assets	Active Bond Fund	All Cap Core Fund	Alpha Opportunities Fund	Asia Pacific Total Return Bond Fund
Investments in unaffiliated issuers, at value	$1,864,334,020	$687,952,027	$1,570,926,216	$379,465,333
Investments in affiliated issuers, at value	3,568,980	13,762,017	52,962,906	—
Repurchase agreements, at value	8,649,000	—	50,900,000	—
Total investments, at value	1,876,552,000	701,714,044	1,674,789,122	379,465,333
Cash	706,169	—	66,421	34,330,014
Foreign currency, at value	16,027	—	229,911	587,211
Cash held at broker for futures contracts	—	1,034,628	—	2,320,746
Receivable for investments sold	5,676,163	—	20,594,922	—
Receivable for forward foreign currency exchange contracts	—	—	—	223,264
Receivable for fund shares sold	1,806,036	—	—	—
Dividends and interest receivable	14,773,328	847,756	2,524,830	5,482,654
Receivable for securities lending income	2,321	15,250	100,272	—
Other assets	9,502	4,046	9,099	2,458
Total assets	1,899,541,546	703,615,724	1,698,314,577	422,411,680

Liabilities
Payable for investments purchased	85,649,553	—	16,207,237	—
Payable for forward foreign currency exchange contracts	—	—	275,137	196,493
Payable for fund shares repurchased	2,487,110	—	39,269	—
Payable upon return of securities loaned	3,569,338	13,767,820	52,996,685	—
Payable for futures variation margin	—	446,670	—	—
Payable to affiliates
Accounting and legal services fees	17,242	6,830	15,854	4,020
Trustees’ fees	84	43	148	28
Other liabilities and accrued expenses	168,881	69,716	144,388	127,611
Total liabilities	91,892,208	14,291,079	69,678,718	328,152
Net assets	$1,807,649,338	$689,324,645	$1,628,635,859	$422,083,528

Net assets consist of
Paid-in capital	$1,782,393,037	$584,292,269	$1,446,312,398	$467,971,418
Undistributed net investment income (loss)	14,728,207	4,882,724	7,503,196	8,742,625
Accumulated undistributed net realized gain (loss) on investments	(6,760,089)	76,945,657	167,557,669	(11,111,064)
Net unrealized appreciation (depreciation) on investments	17,288,183	23,203,995	7,262,596	(43,519,451)
Net assets	$1,807,649,338	$689,324,645	$1,628,635,859	$422,083,528
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,855,674,041	$664,301,375	$1,614,278,159	$422,859,717
Investments in affiliated issuers, at cost	$3,568,902	$13,762,004	$52,963,322	—
Foreign currency, at cost	$34,560	—	$229,937	$583,488
Securities loaned, unaffiliated issuers, at value	$3,456,631	$13,443,022	$50,082,961	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$240,347,279	—	—	—
Shares outstanding	23,761,494	—	—	—
Net asset value, offering price and redemption price per share	$10.11	—	—	—

Class NAV
Net assets	$1,567,302,059	$689,324,645	$1,628,635,859	$422,083,528
Shares outstanding	155,082,719	51,741,476	137,297,939	47,236,156
Net asset value, offering price and redemption price per share	$10.11	$13.32	$11.86	$8.94

200

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — August 31, 2015

Assets	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund	Fundamental Global Franchise Fund
Investments in unaffiliated issuers, at value	$2,096,127,666	$2,001,947,856	$1,326,185,091	$448,766,289
Investments in affiliated issuers, at value	27,121,439	—	599,640	—
Repurchase agreements, at value	10,624,000	—	—	—
Total investments, at value	2,133,873,105	2,001,947,856	1,326,784,731	448,766,289
Cash	592	—	81	—
Receivable for investments sold	695,749	6,484,456	3,536,784	—
Receivable for delayed delivery securities sold	—	—	134,780,575	—
Receivable for fund shares sold	29,959	24,464	310,023	—
Dividends and interest receivable	958,689	6,592,983	5,166,596	1,192,206
Receivable for securities lending income	13,617	221	194	—
Other assets	11,851	11,326	6,151	2,634
Total assets	2,135,583,562	2,015,061,306	1,470,585,135	449,961,129

Liabilities
Payable for investments purchased	209	9,330,373	25,345,623	—
Payable for delayed delivery securities purchased	—	—	231,227,923	—
Payable for fund shares repurchased	1,431,521	—	730,226	—
Payable upon return of securities loaned	27,152,363	—	599,625	—
Written options, at value	—	5,047,789	—	—
Payable to affiliates
Accounting and legal services fees	20,595	19,418	11,497	4,468
Transfer agent fees	—	—	—	126
Trustees’ fees	154	110	—	23
Other liabilities and accrued expenses	139,692	165,028	180,254	87,010
Total liabilities	28,744,534	14,562,718	258,095,148	91,627
Net assets	$2,106,839,028	$2,000,498,588	$1,212,489,987	$449,869,502

Net assets consist of
Paid-in capital	$934,211,218	$1,650,667,103	$1,222,661,887	$354,340,202
Undistributed net investment income (loss)	1,043,374	19,349,168	5,232,397	3,573,826
Accumulated undistributed net realized gain (loss) on investments	216,958,489	179,700,638	(6,786,062)	32,208,378
Net unrealized appreciation (depreciation) on investments	954,625,947	150,781,679	(8,618,235)	59,747,096
Net assets	$2,106,839,028	$2,000,498,588	$1,212,489,987	$449,869,502
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,152,125,797	$1,848,441,619	$1,334,803,326	$388,981,921
Investments in affiliated issuers, at cost	$27,121,361	—	$599,640	—
Premiums received on written options	—	$2,331,987	—	—
Securities loaned, unaffiliated issuers, at value	$26,618,578	—	$578,461	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A1
Net assets	—	—	—	$127,051
Shares outstanding	—	—	—	10,000
Net asset value and redemption price per share	—	—	—	$12.71

Class I
Net assets	—	—	—	$1,122,838
Shares outstanding	—	—	—	88,020
Net asset value, offering price and redemption price per share	—	—	—	$12.76

Class 1
Net assets	$588,143,809	—	$168,226,903	—
Shares outstanding	32,462,521	—	12,934,966	—
Net asset value, offering price and redemption price per share	$18.12	—	$13.01	—

Class NAV
Net assets	$1,518,695,219	$2,000,498,588	$1,044,263,084	$448,619,613
Shares outstanding	83,679,682	168,721,816	80,402,501	35,141,853
Net asset value, offering price and redemption price per share	$18.15	$11.86	$12.99	$12.77

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	—	—	—	$13.38

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

201

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — August 31, 2015

Assets	Global Bond Fund	Global Real Estate Fund	Health Sciences Fund	High Yield Fund
Investments in unaffiliated issuers, at value	$556,925,442	$286,147,759	$371,359,452	$588,310,532
Investments in affiliated issuers, at value	—	70,067	—	21,637,113
Total investments, at value	556,925,442	286,217,826	371,359,452	609,947,645
Foreign currency, at value	1,491,057	2,145,190	—	578,406
Cash held at broker for futures contracts	1,634,108	—	—	212,487
Cash segregated at custodian for derivative contracts	—	—	—	—
Receivable for investments sold	3,640,275	5,205,243	721,602	4,030,370
Receivable for delayed delivery securities sold	135,941,297	—	—	—
Receivable for forward foreign currency exchange contracts	7,126,197	—	—	100,921
Receivable for fund shares sold	—	9,863	—	—
Dividends and interest receivable	4,793,939	422,874	175,375	12,079,382
Receivable for securities lending income	—	931	—	14,584
Receivable for exchange cleared swaps	5,308,926	—	—	529,432
Swap contracts, at value	1,894,149	—	—	—
Other assets	126,339	1,575	2,426	3,164
Total assets	718,881,729	294,003,502	372,258,855	627,496,391

Liabilities
Due to custodian	1,667,375	1,092,236	—	1,547,556
Payable for collateral held by portfolio for swap contracts	4,080,000	—	—	—
Payable for investments purchased	1,177,342	5,383,703	4,104,683	4,509,439
Payable for delayed delivery securities purchased	86,363,404	—	—	—
Payable for forward foreign currency exchange contracts	4,796,030	—	—	339,191
Payable for fund shares repurchased	116,640	—	—	1,420,898
Payable upon return of securities loaned	—	70,006	—	21,639,984
Written options, at value	541,685	—	22,812	—
Payable for sale commitments outstanding, at value	94,314,599	—	—	—
Swap contracts, at value	1,840,541	—	—	—
Payable for futures variation margin	1,578,036	—	—	20,109
Payable to affiliates
Accounting and legal services fees	5,077	2,859	3,741	5,780
Trustees’ fees	52	31	73	107
Other liabilities and accrued expenses	144,656	68,101	65,543	109,737
Total liabilities	196,625,437	6,616,936	4,196,852	29,592,801
Net assets	$522,256,292	$287,386,566	$368,062,003	$597,903,590

Net assets consist of
Paid-in capital	$559,832,197	$408,810,533	$47,728,416	$934,297,279
Undistributed net investment income (loss)	(4,134,276)	(2,372,078)	267,021	11,054,708
Accumulated undistributed net realized gain (loss) on investments	(3,763,312)	(148,690,186)	201,483,746	(273,258,537)
Net unrealized appreciation (depreciation) on investments	(29,678,317)	29,638,297	118,582,820	(74,189,860)
Net assets	$522,256,292	$287,386,566	$368,062,003	$597,903,590
Investments in unaffiliated issuers, including repurchase agreements, at cost	$585,173,603	$256,490,368	$252,864,524	$662,109,247
Investments in affiliated issuers, at cost	—	$70,065	—	$21,637,263
Foreign currency, at cost	$1,509,969	$2,150,803	—	$606,458
Proceeds received on sale commitments outstanding	$94,195,698	—	—	—
Premiums received on written options	$975,470	—	$117,528	—
Net unamortized upfront payment on swaps	$57,800	—	—	—
Securities loaned, unaffiliated issuers, at value	—	$68,162	—	$20,260,059

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$56,715,774	—	—	$383,672,813
Shares outstanding	4,778,251	—	—	46,070,182
Net asset value, offering price and redemption price per share	$11.87	—	—	$8.33

Class NAV
Net assets	$465,540,518	$287,386,566	$368,062,003	$214,230,777
Shares outstanding	39,260,689	32,639,318	19,689,103	25,979,019
Net asset value, offering price and redemption price per share	$11.86	$8.80	$18.69	$8.25

202

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — August 31, 2015

Assets	International Growth Opportunities Fund	International Growth Stock Fund	International Small Cap Fund	International Value Fund
Investments in unaffiliated issuers, at value	$834,671,300	$751,494,255	$797,995,769	$1,758,746,102
Investments in affiliated issuers, at value	—	—	47,666,466	59,337,537
Total investments, at value	834,671,300	751,494,255	845,662,235	1,818,083,639
Cash	—	—	732,684	766,572
Foreign currency, at value	—	975,831	707,713	11,141,171
Receivable for investments sold	3,322,220	1,826,646	5,479,347	1,493,080
Receivable for fund shares sold	5,489	7,910	—	31,114
Dividends and interest receivable	1,196,859	2,173,320	1,313,223	4,345,554
Receivable for securities lending income	—	—	—	58,941
Other assets	5,201	4,479	4,359	10,498
Total assets	839,201,069	756,482,441	853,899,561	1,835,930,569

Liabilities
Foreign currency overdraft, at value	1,103,593	—	—	—
Payable for investments purchased	4,610,106	5,274,798	11,833,758	1,493,080
Payable for fund shares repurchased	—	—	132,084	486,424
Payable upon return of securities loaned	—	—	47,674,197	59,332,477
Payable to affiliates
Accounting and legal services fees	8,276	7,344	7,623	17,331
Trustees’ fees	30	14	22	165
Other liabilities and accrued expenses	193,163	133,487	161,527	264,429
Total liabilities	5,915,168	5,415,643	59,809,211	61,593,906
Net assets	$833,285,901	$751,066,798	$794,090,350	$1,774,336,663

Net assets consist of
Paid-in capital	$778,690,399	$682,956,408	$737,214,179	$1,934,150,905
Undistributed net investment income	3,804,248	5,161,317	4,721,885	31,185,983
Accumulated undistributed net realized gain (loss) on investments	(7,104,075)	8,875,443	(22,955,889)	(98,499,243)
Net unrealized appreciation (depreciation) on investments	57,895,329	54,073,630	75,110,175	(92,500,982)
Net assets	$833,285,901	$751,066,798	$794,090,350	$1,774,336,663
Investments in unaffiliated issuers, including repurchase agreements, at cost	$776,734,124	$697,331,137	$722,877,574	$1,850,905,553
Investments in affiliated issuers, at cost	—	—	$47,666,151	$59,337,327
Foreign currency, at cost	($1,103,591)	$1,021,750	$711,096	$11,393,391
Securities loaned, unaffiliated issuers, at value	—	—	$44,824,564	$57,117,165

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$97,743,888	$205,462,216
Shares outstanding	—	—	5,419,946	14,143,147
Net asset value, offering price and redemption price per share	—	—	$18.03	$14.53

Class NAV
Net assets	$833,285,901	$751,066,798	$696,346,462	$1,568,874,447
Shares outstanding	70,235,465	61,035,461	38,616,216	108,266,200
Net asset value, offering price and redemption price per share	$11.86	$12.31	$18.03	$14.49

203

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — August 31, 2015

Assets	Investment Quality Bond Fund	Lifestyle II Aggressive Portfolio	Lifestyle II Balanced Portfolio	Lifestyle II Conservative Portfolio
Investments in unaffiliated issuers, at value	$626,695,414	$14,753,370	$82,309,241	$24,843,252
Investments in affiliated issuers, at value	221,957	30,196,598	58,551,841	4,306,269
Repurchase agreement, at value	122,800,000	—	—	—
Total investments, at value	749,717,371	44,949,968	140,861,082	29,149,521
Cash	—	215,202	525,115	771,517
Cash held at broker for futures contracts	810,000	—	—	—
Receivable for investments sold	2,999,468	105	729,254	10,082
Receivable for delayed delivery securities sold	14,751,844	—	—	—
Receivable for forward foreign currency exchange contracts	967,126	—	—	—
Receivable for fund shares sold	—	55,364	173	—
Dividends and interest receivable	3,150,993	—	—	—
Receivable for securities lending income	462	—	—	—
Swap contracts, at value	1,332,803	—	—	—
Receivable due from advisor	—	2,925	9,776	2,353
Receivable for exchange cleared swaps	183,217	—	—	—
Other assets	3,044	2,217	2,590	2,133
Total assets	773,916,328	45,225,781	142,127,990	29,935,606

Liabilities
Due to custodian	1,271,474	—	—	—
Foreign currency overdraft, at value	38,015	—	—	—
Payable for investments purchased	1,587,453	214,171	1,251,002	750,989
Payable for delayed delivery securities purchased	189,001,048	—	—	—
Payable for forward foreign currency exchange contracts	787,914	—	—	—
Payable for fund shares repurchased	233,756	—	—	6,343
Payable upon return of securities loaned	221,965	—	—	—
Swap contracts, at value	698,461	—	—	—
Payable for futures variation margin	74,977	—	—	—
Payable to affiliates
Accounting and legal services fees	5,509	426	1,299	256
Trustees’ fees	24	7	—	4
Other liabilities and accrued expenses	123,932	39,977	48,423	38,545
Total liabilities	194,044,528	254,581	1,300,724	796,137
Net assets	$579,871,800	$44,971,200	$140,827,266	$29,139,469

Net assets consist of
Paid-in capital	$583,672,743	$47,720,744	$146,477,317	$29,825,830
Undistributed net investment income (loss)	1,944,571	11,550	233,759	81,116
Accumulated undistributed net realized gain (loss) on investments	1,850,065	163,214	145,020	(1,292)
Net unrealized appreciation (depreciation) on investments	(7,595,579)	(2,924,308)	(6,028,830)	(766,185)
Net assets	$579,871,800	$44,971,200	$140,827,266	$29,139,469
Investments in unaffiliated issuers, including repurchase agreements, at cost	$756,274,462	$15,665,798	$84,949,031	$25,395,520
Investments in affiliated issuers, at cost	$221,961	$32,208,478	$61,940,881	$4,520,186
Foreign currency, at cost	($38,093)	—	—	—
Net unamortized upfront payment on swaps	$240,495	—	—	—
Securities loaned, unaffiliated issuers, at value	$217,559	—	—	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	—	$272,627	$136,113	$317,768
Shares outstanding	—	26,754	13,378	31,360
Net asset value, offering price and redemption price per share	—	$10.19	$10.17	$10.13

Class 1
Net assets	$69,420,023	$44,698,573	$140,691,153	$28,821,701
Shares outstanding	5,675,375	4,386,470	13,830,015	2,845,337
Net asset value, offering price and redemption price per share	$12.23	$10.19	$10.17	$10.13

Class NAV
Net assets	$510,451,777	—	—	—
Shares outstanding	41,791,051	—	—	—
Net asset value, offering price and redemption price per share	$12.21	—	—	—

204

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — August 31, 2015

Assets	Lifestyle II Growth Portfolio	Lifestyle II Moderate Portfolio	Mid Cap Stock Fund	Mid Value Fund
Investments in unaffiliated issuers, at value	$52,820,414	$31,429,557	$1,514,041,001	$957,017,051
Investments in affiliated issuers, at value	64,200,230	11,855,342	102,919,474	10,773,016
Total investments, at value	117,020,644	43,284,899	1,616,960,475	967,790,067
Cash	—	172,833	90,089	—
Foreign currency, at value	—	—	26	—
Receivable for investments sold	175,637	31,297	45,929,359	11,069,783
Receivable for fund shares sold	85,633	53,311	18,344	5,686
Dividends and interest receivable	—	—	753,378	1,795,299
Receivable for securities lending income	—	—	93,947	8,362
Receivable due from advisor	8,756	3,260	—	—
Other assets	2,488	2,199	8,606	5,312
Total assets	117,293,158	43,547,799	1,663,854,224	980,674,509

Liabilities
Due to custodian	96,967	—	—	—
Payable for investments purchased	74,446	206,142	—	12,410,329
Payable for fund shares repurchased	—	—	238,798	—
Payable upon return of securities loaned	—	—	102,931,321	10,785,886
Payable to affiliates
Accounting and legal services fees	1,083	398	15,284	9,261
Trustees’ fees	—	—	110	71
Other liabilities and accrued expenses	46,348	39,969	118,547	90,378
Total liabilities	218,844	246,509	103,304,060	23,295,925
Net assets	$117,074,314	$43,301,290	$1,560,550,164	$957,378,584

Net assets consist of
Paid-in capital	$123,021,000	$44,832,076	$1,237,877,777	$764,038,434
Undistributed net investment income (loss)	224,971	109,195	—	4,608,677
Accumulated undistributed net realized gain (loss) on investments	192,781	47,119	165,564,218	69,138,962
Net unrealized appreciation (depreciation) on investments	(6,364,438)	(1,687,100)	157,108,169	119,592,511
Net assets	$117,074,314	$43,301,290	$1,560,550,164	$957,378,584
Investments in unaffiliated issuers, including repurchase agreements, at cost	$55,047,133	$32,348,336	$1,356,935,310	$837,423,838
Investments in affiliated issuers, at cost	$68,337,949	$12,623,663	$102,918,712	$10,772,943
Foreign currency, at cost	—	—	$26	—
Securities loaned, unaffiliated issuers, at value	—	—	$100,783,230	$10,532,876

Net asset value per share

The funds have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	$1,050,071	$563,361	—	—
Shares outstanding	102,465	55,666	—	—
Net asset value, offering price and redemption price per share	$10.25	$10.12	—	—

Class 1
Net assets	$116,024,243	$42,737,929	$365,717,210	—
Shares outstanding	11,331,967	4,224,393	17,777,236	—
Net asset value, offering price and redemption price per share	$10.24	$10.12	$20.57	—

Class NAV
Net assets	—	—	$1,194,832,954	$957,378,584
Shares outstanding	—	—	57,703,704	61,974,297
Net asset value, offering price and redemption price per share	—	—	$20.71	$15.45

205

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — August 31, 2015

Assets	Real Estate Equity Fund	Real Estate Securities Fund	Real Return Bond Fund	Science & Technology Fund
Investments in unaffiliated issuers, at value	$229,235,596	$519,080,613	$748,342,392	$816,835,186
Investments in affiliated issuers, at value	—	—	—	40,792,550
Repurchase agreements, at value	—	3,059,000	4,206,000	32,371,000
Total investments, at value	229,235,596	522,139,613	752,548,392	889,998,736
Cash	—	123,437	7,566	—
Foreign currency, at value	—	—	1,180,960	3,243,768
Cash held at broker for futures contracts	—	—	1,036,000	—
Receivable for investments sold	238,323	11,379,651	6,737,203	5,165,926
Receivable for forward foreign currency exchange contracts	—	—	4,218,770	—
Receivable for fund shares sold	6,110	—	—	—
Dividends and interest receivable	201,395	258,779	2,249,880	577,053
Receivable for securities lending income	—	—	—	36,324
Swap contracts, at value	—	—	592,769	—
Receivable for exchange cleared swaps	—	—	3,462,651	—
Other assets	1,253	2,963	2,951	5,018
Total assets	229,682,677	533,904,443	772,037,142	899,026,825

Liabilities
Due to custodian	—	—	—	844,322
Payable for collateral held by portfolio for swap contracts	—	—	2,050,000	—
Payable for investments purchased	137,319	11,193,652	6,670,146	28,183,810
Payable for forward foreign currency exchange contracts	—	—	3,854,010	—
Payable for sale-buybacks	—	—	84,568,722	—
Payable for open reverse repurchase agreement	—	—	101,447,360	—
Payable for fund shares repurchased	—	1,674,422	1,640,874	—
Payable upon return of securities loaned	—	—	—	40,800,602
Written options, at value	—	—	1,121,498	—
Swap contracts, at value	—	—	4,672,641	—
Payable for futures variation margin	—	—	452,573	—
Payable to affiliates
Accounting and legal services fees	2,287	5,230	5,314	8,346
Trustees’ fees	—	50	27	63
Other liabilities and accrued expenses	54,420	69,483	134,465	85,886
Total liabilities	194,026	12,942,837	206,617,630	69,923,029
Net assets	$229,488,651	$520,961,606	$565,419,512	$829,103,796

Net assets consist of
Paid-in capital	$123,220,877	$431,548,039	$615,964,477	$655,096,317
Undistributed net investment income (loss)	681,637	2,723,523	6,069,896	—
Accumulated undistributed net realized gain (loss) on investments	(9,473,695)	42,681,835	(19,557,581)	153,409,711
Net unrealized appreciation (depreciation) on investments	115,059,832	44,008,209	(37,057,280)	20,597,768
Net assets	$229,488,651	$520,961,606	$565,419,512	$829,103,796
Investments in unaffiliated issuers, including repurchase agreements, at cost	$114,175,764	$478,131,404	$784,820,678	$828,483,700
Investments in affiliated issuers, at cost	—	—	—	$40,792,299
Foreign currency, at cost	—	—	$1,190,969	$3,368,220
Premiums received on written options	—	—	$1,593,972	—
Net unamortized upfront payment on swaps	—	—	($198,399)	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$520,961,606	$86,198,791	—
Shares outstanding	—	38,906,690	7,733,961	—
Net asset value, offering price and redemption price per share	—	$13.39	$11.15	—

Class NAV
Net assets	$229,488,651	—	$479,220,721	$829,103,796
Shares outstanding	20,186,512	—	43,523,689	66,005,673
Net asset value, offering price and redemption price per share	$11.37	—	$11.01	$12.56

206

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — August 31, 2015

Assets	Short Term Government Income Fund	Small Cap Growth Fund	Small Company Growth Fund	Small Company Value Fund
Investments in unaffiliated issuers, at value	$222,006,737	$207,234,701	$186,160,141	$281,644,422
Investments in affiliated issuers, at value	—	8,604,338	1,483,879	10,651,882
Repurchase agreements, at value	3,217,000	—	—	—
Total investments, at value	225,223,737	215,839,039	187,644,020	292,296,304
Cash	63,071	7,154,148	—	—
Receivable for investments sold	—	526,925	1,795,686	2,675,712
Receivable for fund shares sold	—	—	3,383	—
Dividends and interest receivable	1,268,857	45,340	80,991	222,676
Receivable for securities lending income	—	16,142	4,568	5,364
Other assets	1,180	1,204	1,032	1,553
Total assets	226,556,845	223,582,798	189,529,680	295,201,609

Liabilities
Payable for investments purchased	—	1,408,378	384,672	1,228,038
Payable for fund shares repurchased	347,191	32,640	—	347,316
Payable upon return of securities loaned	—	8,608,678	1,486,649	10,650,000
Payable to affiliates
Accounting and legal services fees	2,145	2,094	1,804	2,788
Trustees’ fees	—	—	—	49
Other liabilities and accrued expenses	76,449	55,796	45,928	50,877
Total liabilities	425,785	10,107,586	1,919,053	12,279,068
Net assets	$226,131,060	$213,475,212	$187,610,627	$282,922,541

Net assets consist of
Paid-in capital	$233,894,817	$165,281,080	$120,079,965	$142,942,733
Undistributed net investment income (loss)	1,150,845	(708,415)	—	1,562,970
Accumulated undistributed net realized gain (loss) on investments	(9,560,515)	27,439,791	18,856,198	46,492,612
Net unrealized appreciation (depreciation) on investments	645,913	21,462,756	48,674,464	91,924,226
Net assets	$226,131,060	$213,475,212	$187,610,627	$282,922,541
Investments in unaffiliated issuers, including repurchase agreements, at cost	$224,577,824	$185,772,049	$137,485,693	$189,720,186
Investments in affiliated issuers, at cost	—	$8,604,234	$1,483,863	$10,651,892
Securities loaned, unaffiliated issuers, at value	—	$8,425,378	$1,486,649	$10,483,183

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	—	$84,802,080
Shares outstanding	—	—	—	2,582,739
Net asset value, offering price and redemption price per share	—	—	—	$32.83

Class NAV
Net assets	$226,131,060	$213,475,212	$187,610,627	$198,120,461
Shares outstanding	23,307,886	21,540,078	9,408,067	6,037,436
Net asset value, offering price and redemption price per share	$9.70	$9.91	$19.94	$32.82

207

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — August 31, 2015

Assets	Strategic Equity Allocation Fund	Total Return Fund	U.S. High Yield Bond Fund	Value Fund
Investments in unaffiliated issuers, at value	$5,762,699,609	$2,749,872,033	$341,555,774	$367,997,328
Investments in affiliated issuers, at value	71,711,840	—	5,090,682	—
Repurchase agreements, at value	315,040,000	—	2,068,789	—
Total investments, at value	6,149,451,449	2,749,872,033	348,715,245	367,997,328
Cash	—	1,208,794	—	—
Foreign currency, at value	4,833,062	5,442,545	—	511,230
Cash held at broker for futures contracts	27,699,933	525,283	—	—
Cash segregated at custodian for derivative contracts	2,070,000	—	—	—
Receivable for investments sold	3,743	15,505,023	2,000,774	1,553,947
Receivable for delayed delivery securities sold	—	352,419,943	—	—
Receivable for forward foreign currency exchange contracts	—	48,400,833	—	—
Receivable for fund shares sold	382,305	—	—	3,335
Dividends and interest receivable	13,466,023	12,880,562	6,310,756	276,224
Receivable for securities lending income	134,825	—	4,495	—
Swap contracts, at value	—	1,900,344	—	—
Receivable for exchange cleared swaps	—	13,262,496	—	—
Other assets	33,623	10,889	1,776	2,088
Total assets	6,198,074,963	3,201,428,745	357,033,046	370,344,152

Liabilities
Due to custodian	492,720	—	—	—
Payable for collateral held by portfolio	—	34,898,000	—	—
Payable for investments purchased	2,754,696	6,713,050	2,129,147	151,197
Payable for delayed delivery securities purchased	—	952,484,544	—	—
Payable for forward foreign currency exchange contracts	1,881,709	13,897,169	—	—
Payable for sale buybacks	—	11,882,417	—	—
Payable for open reverse repurchase agreement	—	71,054,000	—	—
Payable for fund shares repurchased	—	8,596,349	1,788,977	—
Payable upon return of securities loaned	71,748,751	—	5,091,753	—
Written options, at value	—	4,612,274	—	—
Swap contracts, at value	—	1,686,327	—	—
Payable for futures variation margin	2,709,820	3,580,498	—	—
Payable to affiliates
Accounting and legal services fees	59,303	20,118	3,356	3,611
Trustees’ fees	233	179	—	27
Other liabilities and accrued expenses	556,994	324,840	72,072	54,908
Total liabilities	80,204,226	1,109,749,765	9,085,305	209,743
Net assets	$6,117,870,737	$2,091,678,980	$347,947,741	$370,134,409

Net assets consist of
Paid-in capital	$5,119,857,092	$2,110,362,846	$365,029,713	$292,011,553
Undistributed net investment income (loss)	72,605,386	20,213,194	4,607,407	592,751
Accumulated undistributed net realized gain (loss) on investments	155,375,842	3,000,787	(2,634,257)	27,628,072
Net unrealized appreciation (depreciation) on investments	770,032,417	(41,897,847)	(19,055,122)	49,902,033
Net assets	$6,117,870,737	$2,091,678,980	$347,947,741	$370,134,409
Investments in unaffiliated issuers, including repurchase agreements, at cost	$5,283,837,764	$2,809,178,563	$362,679,656	$318,091,991
Investments in affiliated issuers, at cost	$71,711,539	—	$5,090,711	—
Foreign currency, at cost	$4,881,129	$6,865,952	—	$514,534
Premiums received on written options	—	$6,347,644	—	—
Net unamortized upfront payment on swaps	—	$360,647	—	—
Securities loaned, unaffiliated issuers, at value	$69,000,724	—	$4,942,054	—

Net asset value per share

The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$242,456,886	$86,554,967	—
Shares outstanding	—	17,674,724	7,728,113	—
Net asset value, offering price and redemption price per share	—	$13.72	$11.20	—

Class NAV
Net assets	$6,117,870,737	$1,849,222,094	$261,392,774	$370,134,409
Shares outstanding	475,004,804	135,232,902	23,358,238	31,805,291
Net asset value, offering price and redemption price per share	$12.88	$13.67	$11.19	$11.64

208

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the year ended August 31, 2015

Investment income	Active Bond Fund	All Cap Core Fund	Alpha Opportunities Fund	Asia Pacific Total Return Bond Fund
Dividends	$771,194	$12,899,827	$26,376,055	—
Interest	71,254,895	12,772	35,673	$18,017,556
Securities lending	24,856	427,185	1,216,241	—
Less foreign taxes withheld	—	(3,228)	(499,235)	(418,214)
Total investment income	72,050,945	13,336,556	27,128,734	17,599,342

Expenses
Investment management fees	10,874,234	5,941,209	17,477,872	3,117,038
Class 1 distribution and service fees	87,605	—	—	—
Accounting and legal services fees	211,425	89,242	210,101	50,773
Professional fees	91,043	51,114	92,783	73,878
Custodian fees	232,633	81,321	256,440	351,628
Trustees’ fees	23,251	10,226	24,091	5,748
Registration and filing fees	22,226	5,512	3,652	9,678
Expense recapture	—	—	—	5,252
Other	28,077	14,503	25,136	9,782
Total expenses before reductions	11,570,494	6,193,127	18,090,075	3,623,777
Less expense reductions	(138,378)	(58,601)	(681,678)	(33,215)
Net expenses	11,432,116	6,134,526	17,408,397	3,590,562
Net investment income (loss)	60,618,829	7,202,030	9,720,337	14,008,780

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	5,473,048	77,755,817	197,987,656 [1]	(591,276)[2]
Investments in affiliated issuers	(750)	(5,537)	(13,876)	—
Futures contracts	—	1,010,993	—	(1,723,693)
Written options	—	—	14,079	—
	5,472,298	78,761,273	197,987,859	(2,314,969)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(52,655,633)	(62,800,069)	(212,687,814)	(32,855,392)
Investments in affiliated issuers	(214)	(523)	(366)	—
Futures contracts	—	(702,635)	—	196,294
	(52,655,847)	(63,503,227)	(212,688,180)	(32,659,098)
Net realized and unrealized gain (loss)	(47,183,549)	15,258,046	(14,700,321)	(34,974,067)

Increase (decrease) in net assets from operations	$13,435,280	$22,460,076	($4,979,984)	($20,965,287)

1	Net of foreign taxes of $188,192.
2	Net of foreign taxes of $146,791.

209

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the year ended August 31, 2015

Investment income	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund	Fundamental Global Franchise Fund
Dividends	$18,164,321	$20,934,290	—	$8,335,263
Interest	309	24,206,673	$17,886,559	—
Securities lending	137,964	23,768	1,408	—
Less foreign taxes withheld	(330,352)	(105,309)	—	(460,115)
Total investment income	17,972,242	45,059,422	17,887,967	7,875,148

Expenses
Investment management fees	16,098,636	17,226,335	5,103,288	3,705,020
Class A distribution and service fees	—	—	—	390
Class 1 distribution and service fees	297,109	—	66,529	—
Transfer agent fees	—	—	—	1,256
Accounting and legal services fees	267,193	247,128	101,123	54,751
Professional fees	75,084	81,787	81,543	66,142
Custodian fees	258,999	268,181	95,981	190,982
Trustees’ fees	30,363	27,276	9,151	5,899
Registration and filing fees	6,932	17,126	70,186	10,425
Other	39,408	27,690	13,085	10,928
Total expenses before reductions	17,073,724	17,895,523	5,540,886	4,045,793
Less expense reductions	(175,491)	(864,060)	(66,451)	(35,274)
Net expenses	16,898,233	17,031,463	5,474,435	4,010,519
Net investment income (loss)	1,074,009	28,027,959	12,413,532	3,864,629

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	239,490,854	235,640,829	1,347,811	36,129,520
Investments in affiliated issuers	(4,467)	(178)	(21)	—
Written options	—	1,820,920	—	—
	239,486,387	237,461,571	1,347,790	36,129,520

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(73,787,591)	(136,836,733)	(15,648,287)	(30,664,714)
Investments in affiliated issuers	(1,685)	—	2	—
Written options	—	(2,967,322)	—	—
	(73,789,276)	(139,804,055)	(15,648,285)	(30,664,714)
Net realized and unrealized gain (loss)	165,697,111	97,657,516	(14,300,495)	5,464,806

Increase (decrease) in net assets from operations	$166,771,120	$125,685,475	($1,886,963)	$9,329,435

210

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the year ended August 31, 2015

Investment income	Global Bond Fund	Global Real Estate Fund	Health Sciences Fund	High Yield Fund
Dividends	$4,844	$8,598,163	$5,000,845	$1,010,070
Interest	13,980,383	1,133	12,156	51,418,300
Securities lending	—	48,642	—	206,855
Less foreign taxes withheld	(40)	(371,407)	(43,722)	—
Total investment income	13,985,187	8,276,531	4,969,279	52,635,225

Expenses
Investment management fees	4,015,485	2,872,310	4,731,653	4,758,632
Class 1 distribution and service fees	30,774	—	—	218,209
Accounting and legal services fees	66,729	37,094	57,439	81,908
Professional fees	108,466	58,420	54,660	91,131
Custodian fees	152,978	138,240	66,137	91,028
Trustees’ fees	7,801	4,398	6,535	10,274
Registration and filing fees	7,930	7,076	6,057	3,539
Interest expense	76,732	—	—	—
Other	13,919	15,622	10,963	20,867
Total expenses before reductions	4,480,814	3,133,160	4,933,444	5,275,588
Less expense reductions	(43,648)	(24,279)	(266,291)	(53,564)
Net expenses	4,437,166	3,108,881	4,667,153	5,222,024
Net investment income (loss)	9,548,021	5,167,650	302,126	47,413,201

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	1,883,151	31,609,301	232,631,328	(10,731,305)
Investments in affiliated issuers	—	(306)	—	(2,241)
Futures contracts	1,922,187	—	—	(272,572)
Written options	2,089,469	—	(407,190)	—
Swap contracts	(11,443,348)	—	—	(277,472)
	(5,548,541)	31,608,995	232,224,138	(11,283,590)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(33,780,760)	(46,710,635)	(103,868,420)	(88,586,600)
Investments in affiliated issuers	—	2	—	(87)
Futures contracts	(2,267,042)	—	—	12,173
Written options	(489,529)	—	534,966	—
Swap contracts	(4,004,413)	—	—	346,414
	(40,541,744)	(46,710,633)	(103,333,454)	(88,228,100)
Net realized and unrealized gain (loss)	(46,090,285)	(15,101,638)	128,890,684	(99,511,690)

Increase (decrease) in net assets from operations	($36,542,264)	($9,933,988)	$129,192,810	($52,098,489)

211

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the year ended August 31, 2015

Investment income	International Growth Opportunities Fund	International Growth Stock Fund	International Small Cap Fund	International Value Fund
Dividends	$13,241,082	$18,656,574	$17,582,350	$52,973,049
Securities lending	—	—	611,226	1,264,637
Interest	9,943	24,714	15,894	23,231
Less foreign taxes withheld	(1,037,927)	(1,656,301)	(1,823,479)	(5,175,473)
Total investment income	12,213,098	17,024,987	16,385,991	49,085,444

Expenses
Investment management fees	7,068,400	5,708,146	6,835,207	15,362,089
Class 1 distribution and service fees	—	—	51,720	118,814
Accounting and legal services fees	101,426	83,966	83,915	223,172
Professional fees	73,078	77,505	58,537	107,326
Custodian fees	588,109	448,501	507,161	1,142,411
Trustees’ fees	10,964	8,938	8,916	25,207
Registration and filing fees	17,093	20,982	21,729	16,574
Other	13,732	12,637	13,697	27,037
Total expenses before reductions	7,872,802	6,360,675	7,580,882	17,022,630
Less expense reductions	(66,530)	(55,070)	(55,064)	(146,264)
Net expenses	7,806,272	6,305,605	7,525,818	16,876,366
Net investment income	4,406,826	10,719,382	8,860,173	32,209,078

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(2,716,226)	18,198,132	13,811,847	25,723,372 [2]
Investments in affiliated issuers	—	—	(5,538)	(6,982)
	(2,716,226)	18,198,132	13,806,309	25,716,390

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(121,021,785)	(108,925,226)	(80,427,834)[1]	(419,860,771)[3]
Investments in affiliated issuers	—	—	(1,597)	(3,320)
	(121,021,785)	(108,925,226)	(80,429,431)	(419,864,091)
Net realized and unrealized gain (loss)	(123,738,011)	(90,727,094)	(66,623,122)	(394,147,701)

Increase (decrease) in net assets from operations	($119,331,185)	($80,007,712)	($57,762,949)	($361,938,623)

1	Net of $185,358 decrease in accrued foreign withholding taxes.
2	Net of foreign taxes of $87,996.
3	Net of $462,869 decrease in accrued foreign withholding taxes.

212

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the year ended August 31, 2015

Investment income	Investment Quality Bond Fund	Lifestyle II Aggressive Portfolio	Lifestyle II Balanced Portfolio	Lifestyle II Conservative Portfolio
Dividends	$63,984	$124,133	$994,388	$316,791
Interest	14,404,876	—	—	—
Securities lending	21,795	—	—	—
Income distributions received from affiliated underlying funds	—	171,358	270,785	19,990
Less foreign taxes withheld	(6,378)	—	—	—
Total investment income	14,484,277	295,491	1,265,173	336,781

Expenses
Investment management fees	3,230,646	43,430	192,310	53,939
Class 1 distribution and service fees	33,535	11,420	31,711	6,291
Transfer agent fees	—	46	17	22
Accounting and legal services fees	65,001	2,713	7,472	1,488
State registration fees	—	770	770	770
Professional fees	88,486	32,841	33,510	32,676
Custodian fees	78,913	11,000	11,000	11,000
Trustees’ fees	7,005	186	483	96
Registration and filing fees	21,216	29,080	37,699	28,237
Other	11,741	1,576	1,664	1,552
Total expenses before reductions	3,536,543	133,062	316,636	136,071
Less expense reductions	(42,562)	(64,810)	(56,772)	(68,477)
Net expenses	3,493,981	68,252	259,864	67,594
Net investment income (loss)	10,990,296	227,239	1,005,309	269,187

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	6,595,482	(29,137)	(207,980)	(32,834)
Investments in affiliated issuers	(160)	(34,754)	(20,750)	(2,446)
Capital gain distributions received from unaffiliated issuers	—	—	18,945	9,622
Capital gain distributions received from affiliated issuers	—	252,667	399,272	29,476
Futures contracts	1,713,729	—	—	—
Swap contracts	(1,566,249)	—	—	—
	6,742,802	188,776	189,487	3,818

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(17,105,569)	(951,750)	(2,688,091)	(568,146)
Investments in affiliated issuers	(7)	(2,089,956)	(3,447,864)	(222,187)
Futures contracts	(92,353)	—	—	—
Swap contracts	(177,191)	—	—	—
	(17,375,120)	(3,041,706)	(6,135,955)	(790,333)
Net realized and unrealized gain (loss)	(10,632,318)	(2,852,930)	(5,946,468)	(786,515)

Increase (decrease) in net assets from operations	$357,978	($2,625,691)	($4,941,159)	($517,328)

213

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the year ended August 31, 2015

Investment income	Lifestyle II Growth Portfolio	Lifestyle II Moderate Portfolio	Mid Cap Stock Fund	Mid Value Fund
Dividends	$519,154	$424,907	$8,106,280	$18,930,463
Interest	—	—	25,127	204,314
Securities lending	—	—	2,204,591	174,661
Income distributions received from affiliated underlying funds	272,198	68,980	—	—
Less foreign taxes withheld	—	—	(95,907)	(163,924)
Total investment income	791,352	493,887	10,240,091	19,145,514

Expenses
Investment management fees	124,166	73,392	13,799,291	10,280,130
Class 1 distribution and service fees	25,626	9,881	182,092	—
Transfer agent fees	43	43	—	—
Accounting and legal services fees	6,035	2,360	192,179	120,075
State registration fees	770	770	—	—
Professional fees	33,292	32,809	80,683	60,259
Custodian fees	11,000	11,000	191,865	114,851
Trustees’ fees	392	165	21,306	13,503
Registration and filing fees	35,680	29,606	7,169	9,216
Other	1,633	1,568	33,122	16,109
Total expenses before reductions	238,637	161,594	14,507,707	10,614,143
Less expense reductions	(59,661)	(66,920)	(126,319)	(594,280)
Net expenses	178,976	94,674	14,381,388	10,019,863
Net investment income (loss)	612,376	399,213	(4,141,297)	9,125,651

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(115,235)	(49,584)	214,516,744	112,856,800
Investments in affiliated issuers	(55,674)	(4,241)	(11,253)	(3,669)
Capital gain distributions received from unaffiliated issuers	6,238	12,180	—	—
Capital gain distributions received from affiliated issuers	401,355	101,711	—	—
	236,684	60,066	214,505,491	112,853,131

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(2,291,873)	(931,425)	(128,113,810)	(155,724,743)
Investments in affiliated issuers	(4,256,452)	(779,675)	(8,004)	(2,352)
	(6,548,325)	(1,711,100)	(128,121,814)	(155,727,095)
Net realized and unrealized gain (loss)	(6,311,641)	(1,651,034)	86,383,677	(42,873,964)

Increase (decrease) in net assets from operations	($5,699,265)	($1,251,821)	$82,242,380	($33,748,313)

214

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the year ended August 31, 2015

Investment income	Real Estate Equity Fund	Real Estate Securities Fund	Real Return Bond Fund	Science & Technology Fund
Dividends	$5,320,068	$14,073,912	—	$6,850,811
Interest	102,649	—	$7,266,667	14,345
Securities lending	—	508	—	372,834
Less foreign taxes withheld	—	—	(1,872)	(100,119)
Total investment income	5,422,717	14,074,420	7,264,795	7,137,871

Expenses
Investment management fees	2,186,264	4,201,101	3,825,729	10,081,965
Class 1 distribution and service fees	—	300,079	46,874	—
Accounting and legal services fees	29,028	69,725	63,611	114,979
Professional fees	47,632	52,879	103,545	56,023
Custodian fees	27,344	63,960	87,592	122,747
Trustees’ fees	3,344	8,230	7,141	12,915
Registration and filing fees	6,120	8,614	12,496	6,164
Interest expense	—	—	162,174	—
Other	8,003	12,152	11,641	16,688
Total expenses before reductions	2,307,735	4,716,740	4,320,803	10,411,481
Less expense reductions	(116,349)	(45,719)	(41,607)	(424,075)
Net expenses	2,191,386	4,671,021	4,279,196	9,987,406
Net investment income (loss)	3,231,331	9,403,399	2,985,599	(2,849,535)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	26,896,645	56,817,486	11,820,570	183,136,890
Investments in affiliated issuers	—	66	—	(5,795)
Futures contracts	—	—	(1,541,853)	—
Written options	—	—	1,030,329	—
Swap contracts	—	—	(8,183,882)	—
	26,896,645	56,817,552	3,125,164	183,131,095

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(21,479,405)	(69,184,141)	(30,872,439)	(171,515,729)
Investments in affiliated issuers	—	—	—	(2,550)
Futures contracts	—	—	(141,517)	—
Written options	—	—	143,237	—
Swap contracts	—	—	(420,544)	—
	(21,479,405)	(69,184,141)	(31,291,263)	(171,518,279)
Net realized and unrealized gain (loss)	5,417,240	(12,366,589)	(28,166,099)	11,612,816

Increase (decrease) in net assets from operations	$8,648,571	($2,963,190)	($25,180,500)	$8,763,281

215

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the year ended August 31, 2015

Investment income	Short Term Government Income Fund	Small Cap Growth Fund	Small Company Growth Fund	Small Company Value Fund
Dividends	—	$929,692	$1,313,394	$6,523,892
Interest	$2,844,422	4,038	3,535	4,531
Securities lending	—	310,433	155,305	147,375
Less foreign taxes withheld	—	—	—	(2,694)
Total investment income	2,844,422	1,244,163	1,472,234	6,673,104

Expenses
Investment management fees	1,297,589	2,446,388	2,002,075	3,557,930
Class 1 distribution and service fees	—	—	—	48,903
Accounting and legal services fees	27,059	27,200	23,153	39,914
Professional fees	70,248	56,304	42,315	44,363
Custodian fees	25,062	25,072	21,509	35,351
Trustees’ fees	3,078	3,004	2,537	4,864
Registration and filing fees	7,510	6,024	5,946	7,177
Other	6,042	10,490	7,678	9,877
Total expenses before reductions	1,436,588	2,574,482	2,105,213	3,748,379
Less expense reductions	(17,700)	(17,898)	(15,244)	(210,698)
Net expenses	1,418,888	2,556,584	2,089,969	3,537,681
Net investment income (loss)	1,425,534	(1,312,421)	(617,735)	3,135,423

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	148,651	32,787,424	25,313,436	68,492,227
Investments in affiliated issuers	—	(3,764)	1,418	9,024
Futures contracts	(318,980)	—	—	—
	(170,329)	32,783,660	25,314,854	68,501,251

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	509,876	(27,162,069)	(13,332,001)	(81,277,720)
Investments in affiliated issuers	—	(864)	(552)	(11,535)
Futures contracts	50,842	—	—	—
	560,718	(27,162,933)	(13,332,553)	(81,289,255)
Net realized and unrealized gain (loss)	390,389	5,620,727	11,982,301	(12,788,004)

Increase (decrease) in net assets from operations	$1,815,923	$4,308,306	$11,364,566	($9,652,581)

216

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — For the year ended August 31, 2015

Investment income	Strategic Equity Allocation Fund	Total Return Fund	U.S. High Yield Bond Fund	Value Fund
Dividends	$137,688,740	$2,299,952	$117,983	$5,095,359
Interest	17,858	57,736,151	25,002,133	8,623
Securities lending	2,149,941	—	58,430	—
Less foreign taxes withheld	(4,693,253)	—	—	—
Total investment income	135,163,286	60,036,103	25,178,546	5,103,982

Expenses
Investment management fees	38,618,790	14,715,532	2,881,787	2,791,698
Class 1 distribution and service fees	—	140,068	45,354	—
Accounting and legal services fees	712,550	254,283	45,527	46,938
Professional fees	169,915	144,625	59,033	45,444
Custodian fees	1,072,080	341,192	44,656	44,222
Trustees’ fees	77,912	28,752	5,567	5,201
Registration and filing fees	58,622	8,135	7,064	5,666
Other	67,895	34,022	11,300	7,176
Total expenses before reductions	40,777,764	15,666,609	3,100,288	2,946,345
Less expense reductions	(8,386,049)	(622,630)	(29,799)	(30,819)
Net expenses	32,391,715	15,043,979	3,070,489	2,915,526
Net investment income (loss)	102,771,571	44,992,124	22,108,057	2,188,456

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	189,102,627	34,044,294	1,686,373	34,248,235
Investments in affiliated issuers	(13,297)	—	(763)	—
Futures contracts	7,678,011	25,694,713	—	—
Written options	—	10,322,130	—	—
Swap contracts	—	(7,577,170)	—	—
	196,767,341	62,483,967	1,685,610	34,248,235

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(513,063,511)	(62,100,927)	(28,507,371)	(46,051,783)
Investments in affiliated issuers	(3,395)	—	58	—
Futures contracts	(26,639,496)	(7,796,719)	—	—
Written options	—	239,941	—	—
Swap contracts	—	(11,516,210)	—	—
	(539,706,402)	(81,173,915)	(28,507,313)	(46,051,783)
Net realized and unrealized gain (loss)	(342,939,061)	(18,689,948)	(26,821,703)	(11,803,548)

Increase (decrease) in net assets from operations	($240,167,490)	$26,302,176	($4,713,646)	($9,615,092)

217

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Active Bond Fund		All Cap Core Fund		Alpha Opportunities Fund
Increase (decrease) in net assets	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
From operations
Net investment income (loss)	$60,618,829	$61,974,105	$7,202,030	$5,669,551	$9,720,337	$8,382,787
Net realized gain (loss)	5,472,298	22,949,335	78,761,273	96,679,015	197,987,859	240,678,930
Change in net unrealized appreciation (depreciation)	(52,655,847)	55,688,126	(63,503,227)	25,102,792	(212,688,180)	68,806,191
Increase (decrease) in net assets resulting from operations	13,435,280	140,611,566	22,460,076	127,451,358	(4,979,984)	317,867,908
Distributions to shareholders
From net investment income
Class 1	(5,818,864)	(2,953,576)	—	—	—	—
Class NAV	(60,623,202)	(62,936,757)	(5,174,242)	(7,493,145)	(7,901,121)	(8,264,762)
From net realized gain
Class 1	(621,590)	(374,957)	—	—	—	—
Class NAV	(6,790,666)	(8,448,658)	(53,298,421)	—	(214,870,802)	(191,554,720)
Total distributions	(73,854,322)	(74,713,948)	(58,472,663)	(7,493,145)	(222,771,923)	(199,819,482)
From fund share transactions	154,898,272	(145,121,484)	(35,392,872)	71,359,453	(29,887,041)	353,643,546
Total increase (decrease)	94,479,230	(79,223,866)	(71,405,459)	191,317,666	(257,638,948)	471,691,972

Net assets
Beginning of year	1,713,170,108	1,792,393,974	760,730,104	569,412,438	1,886,274,807	1,414,582,835
End of year	$1,807,649,338	$1,713,170,108	$689,324,645	$760,730,104	$1,628,635,859	$1,886,274,807

Undistributed net investment income (loss)	$14,728,207	$15,872,740	$4,882,724	$2,856,171	$7,503,196	$5,431,717

	Asia Pacific Total Return Bond Fund		Capital Appreciation Fund		Capital Appreciation Value Fund
Increase (decrease) in net assets	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
From operations
Net investment income (loss)	$14,008,780	$12,813,536	$1,074,009	$424,196	$28,027,959	$23,380,549
Net realized gain (loss)	(2,314,969)	(10,931,722)	239,486,387	216,132,417	237,461,571	205,500,672
Change in net unrealized appreciation (depreciation)	(32,659,098)	31,283,167	(73,789,276)	323,126,018	(139,804,055)	72,998,301
Increase (decrease) in net assets resulting from operations	(20,965,287)	33,164,981	166,771,120	539,682,631	125,685,475	301,879,522
Distributions to shareholders
From net investment income
Class 1	—	—	—	(385,060)	—	—
Class NAV	(11,460,097)	(14,665,372)	—	(1,692,886)	(26,397,373)	(24,213,098)
From net realized gain
Class 1	—	—	(43,556,466)	(31,031,106)	—	—
Class NAV	—	(910,387)	(131,725,410)	(83,567,806)	(223,603,907)	(212,469,220)
Total distributions	(11,460,097)	(15,575,759)	(175,281,876)	(116,676,858)	(250,001,280)	(236,682,318)
From fund share transactions	11,487,186	21,084,912	(253,813,156)	32,621,089	137,545,169	152,330,229
Total increase (decrease)	(20,938,198)	38,674,134	(262,323,912)	455,626,862	13,229,364	217,527,433

Net assets
Beginning of year	443,021,726	404,347,592	2,369,162,940	1,913,536,078	1,987,269,224	1,769,741,791
End of year	$422,083,528	$443,021,726	$2,106,839,028	$2,369,162,940	$2,000,498,588	$1,987,269,224

Undistributed net investment income (loss)	$8,742,625	$4,643,809	$1,043,374	—	$19,349,168	$15,185,940

218

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Core Bond Fund		Fundamental Global Franchise Fund		Global Bond Fund
Increase (decrease) in net assets	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
From operations
Net investment income (loss)	$12,413,532	$8,768,264	$3,864,629	$4,418,627	$9,548,021	$11,890,317
Net realized gain (loss)	1,347,790	5,421,271	36,129,520	21,527,221	(5,548,541)	(3,335,129)
Change in net unrealized appreciation (depreciation)	(15,648,285)	18,355,613	(30,664,714)	36,630,951	(40,541,744)	30,416,033
Increase (decrease) in net assets resulting from operations	(1,886,963)	32,545,148	9,329,435	62,576,799	(36,542,264)	38,971,221
Distributions to shareholders
From net investment income
Class A	—	—	(645)	(764)	—	—
Class I	—	—	(5,793)	(3,497)	—	—
Class 1	(1,966,489)	(1,613,591)	—	—	—	—
Class NAV	(10,419,950)	(8,925,816)	(4,361,694)	(4,032,151)	—	—
From net realized gain
Class A	—	—	(6,509)	(5,920)	—	—
Class I	—	—	(34,732)	(18,135)	—	—
Class 1	—	(305,403)	—	—	—	—
Class NAV	—	(1,678,726)	(22,637,963)	(18,704,226)	—	—
Total distributions	(12,386,439)	(12,523,536)	(27,047,336)	(22,764,693)	—	—
From fund share transactions	719,051,137	(52,137,487)	12,258,325	6,867,939	(49,597,623)	(15,134,549)
Total increase (decrease)	704,777,735	(32,115,875)	(5,459,576)	46,680,045	(86,139,887)	23,836,672

Net assets
Beginning of year	507,712,252	539,828,127	455,329,078	408,649,033	608,396,179	584,559,507
End of year	$1,212,489,987	$507,712,252	$449,869,502	$455,329,078	$522,256,292	$608,396,179

Undistributed net investment income (loss)	$5,232,397	$2,897,882	$3,573,826	$4,010,174	($4,134,276)	($391,964)

	Global Real Estate Fund		Health Sciences Fund		High Yield Fund
Increase (decrease) in net assets	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
From operations
Net investment income (loss)	$5,167,650	$6,233,338	$302,126	($2,617,667)	$47,413,201	$71,520,546
Net realized gain (loss)	31,608,995	26,909,906	232,224,138	142,945,268	(11,283,590)	25,034,848
Change in net unrealized appreciation (depreciation)	(46,710,633)	26,452,851	(103,333,454)	47,213,897	(88,228,100)	15,103,587
Increase (decrease) in net assets resulting from operations	(9,933,988)	59,596,095	129,192,810	187,541,498	(52,098,489)	111,658,981
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(33,012,583)	(31,839,936)
Class NAV	(8,099,034)	(12,325,059)	—	—	(21,407,470)	(41,433,939)
From net realized gain
Class NAV	—	—	(141,133,260)	(99,704,308)	—	—
Total distributions	(8,099,034)	(12,325,059)	(141,133,260)	(99,704,308)	(54,420,053)	(73,273,875)
From fund share transactions	(33,493,089)	(2,366,610)	(240,424,867)	(12,553,377)	(244,485,731)	(188,662,135)
Total increase (decrease)	(51,526,111)	44,904,426	(252,365,317)	75,283,813	(351,004,273)	(150,277,029)

Net assets
Beginning of year	338,912,677	294,008,251	620,427,320	545,143,507	948,907,863	1,099,184,892
End of year	$287,386,566	$338,912,677	$368,062,003	$620,427,320	$597,903,590	$948,907,863

Undistributed net investment income (loss)	($2,372,078)	($4,116,832)	$267,021	($16)	$11,054,708	$13,707,673

219

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	International Growth Opportunities Fund		International Growth Stock Fund		International Small Cap Fund
Increase (decrease) in net assets	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
From operations
Net investment income (loss)	$4,406,826	$7,579,372	$10,719,382	$11,624,829	$8,860,173	$6,071,853
Net realized gain (loss)	(2,716,226)	27,000,812	18,198,132	26,705,667	13,806,309	31,202,019
Change in net unrealized appreciation (depreciation)	(121,021,785)	83,468,042	(108,925,226)	80,946,083	(80,429,431)	68,404,728
Increase (decrease) in net assets resulting from operations	(119,331,185)	118,048,226	(80,007,712)	119,276,579	(57,762,949)	105,678,600
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(540,204)	(1,699,241)
Class NAV	(6,875,088)	(6,292,032)	(12,337,009)	(11,051,305)	(3,350,891)	(8,465,869)
From net realized gain
Class NAV	(29,198,742)	(8,725,047)	(18,536,165)	—	—	—
Total distributions	(36,073,830)	(15,017,079)	(30,873,174)	(11,051,305)	(3,891,095)	(10,165,110)
From fund share transactions	140,412,478	129,562,738	172,244,652	(49,344,912)	159,147,946	(20,093,804)
Total increase (decrease)	(14,992,537)	232,593,885	61,363,766	58,880,362	97,493,902	75,419,686

Net assets
Beginning of year	848,278,438	615,684,553	689,703,032	630,822,670	696,596,448	621,176,762
End of year	$833,285,901	$848,278,438	$751,066,798	$689,703,032	$794,090,350	$696,596,448

Undistributed net investment income (loss)	$3,804,248	$6,770,981	$5,161,317	$7,362,616	$4,721,885	$582,204

	International Value Fund		Investment Quality Bond Fund		Lifestyle II Aggressive Portfolio
Increase (decrease) in net assets	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Period ended 8-31-14[1]
From operations
Net investment income (loss)	$32,209,078	$56,440,854	$10,990,296	$11,446,548	$227,239	($246)
Net realized gain (loss)	25,716,390	77,082,845	6,742,802	7,647,242	188,776	(9)
Change in net unrealized appreciation (depreciation)	(419,864,091)	163,200,469	(17,375,120)	9,185,451	(3,041,706)	117,398
Increase (decrease) in net assets resulting from operations	(361,938,623)	296,724,168	357,978	28,279,241	(2,625,691)	117,143
Distributions to shareholders
From net investment income
Class R6	—	—	—	—	(5,102)	—
Class 1	(6,220,011)	(4,197,533)	(1,349,521)	(1,769,748)	(210,366)	—
Class NAV	(44,475,478)	(26,643,592)	(9,975,349)	(11,721,112)	—	—
From net realized gain
Class R6	—	—	—	—	(624)	—
Class 1	—	—	(495,849)	(376,038)	(24,917)	—
Class NAV	—	—	(3,687,680)	(2,466,187)	—	—
Total distributions	(50,695,489)	(30,841,125)	(15,508,399)	(16,333,085)	(241,009)	—
From fund share transactions	112,146,563	95,432,453	154,448,758	(21,960,907)	42,988,122	4,732,635
Total increase (decrease)	(300,487,549)	361,315,496	139,298,337	(10,014,751)	40,121,422	4,849,778

Net assets
Beginning of year	2,074,824,212	1,713,508,716	440,573,463	450,588,214	4,849,778	—
End of year	$1,774,336,663	$2,074,824,212	$579,871,800	$440,573,463	$44,971,200	$4,849,778

Undistributed net investment income (loss)	$31,185,983	$50,693,749	$1,944,571	$2,690,783	$11,550	($213)

1	Period from 12-30-13 (commencement of operations) to 8-31-14.

220

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Lifestyle II Balanced Portfolio		Lifestyle II Conservative Portfolio		Lifestyle II Growth Portfolio
Increase (decrease) in net assets	Year ended 8-31-15	Period ended 8-31-14[1]	Year ended 8-31-15	Period ended 8-31-14[1]	Year ended 8-31-15	Period ended 8-31-14[1]
From operations
Net investment income (loss)	$1,005,309	$7,602	$269,187	$4,754	$612,376	$3,572
Net realized gain (loss)	189,487	(454)	3,818	(84)	236,684	(884)
Change in net unrealized appreciation (depreciation)	(6,135,955)	107,125	(790,333)	24,148	(6,548,325)	183,887
Increase (decrease) in net assets resulting from operations	(4,941,159)	114,273	(517,328)	28,818	(5,699,265)	186,575
Distributions to shareholders
From net investment income
Class R6	(1,793)	(314)	(1,924)	(633)	(1,477)	—
Class 1	(775,782)	(1,919)	(189,138)	(1,646)	(390,967)	—
From net realized gain
Class R6	(118)	—	(59)	—	(168)	—
Class 1	(43,252)	—	(4,464)	—	(41,397)	—
Total distributions	(820,945)	(2,233)	(195,585)	(2,279)	(434,009)	—
From portfolio share transactions	137,693,926	8,783,404	27,491,636	2,334,207	113,002,054	10,018,959
Total increase (decrease)	131,931,822	8,895,444	26,778,723	2,360,746	106,868,780	10,205,534

Net assets
Beginning of year	8,895,444	—	2,360,746	—	10,205,534	—
End of year	$140,827,266	$8,895,444	$29,139,469	$2,360,746	$117,074,314	$10,205,534

Undistributed net investment income (loss)	$233,759	$5,382	$81,116	$2,488	$224,971	$3,585

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

	Lifestyle II Moderate Portfolio		Mid Cap Stock Fund		Mid Value Fund
Increase (decrease) in net assets	Year ended 8-31-15	Period ended 8-31-14[1]	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
From operations
Net investment income (loss)	$399,213	$5,348	($4,141,297)	($6,268,612)	$9,125,651	$7,718,838
Net realized gain (loss)	60,066	(294)	214,505,491	214,280,192	112,853,131	87,238,020
Change in net unrealized appreciation (depreciation)	(1,711,100)	24,000	(128,121,814)	73,872,802	(155,727,095)	131,768,021
Increase (decrease) in net assets resulting from operations	(1,251,821)	29,054	82,242,380	281,884,382	(33,748,313)	226,724,879
Distributions to shareholders
From net investment income
Class R6	(4,548)	(457)	—	—	—	—
Class 1	(289,235)	(1,507)	—	—	—	—
Class NAV	—	—	—	(17,492)	(8,307,300)	(5,306,135)
From net realized gain
Class R6	(241)	—	—	—	—	—
Class 1	(12,044)	—	(45,732,424)	(41,365,017)	—	—
Class NAV	—	—	(170,748,835)	(143,829,579)	(120,369,786)	(31,795,815)
Total distributions	(306,068)	(1,964)	(216,481,259)	(185,212,088)	(128,677,086)	(37,101,950)
From portfolio share transactions	42,723,340	2,108,749	6,335,740	108,962,555	34,640,486	106,861,648
Total increase (decrease)	41,165,451	2,135,839	(127,903,139)	205,634,849	(127,784,913)	296,484,577

Net assets
Beginning of year	2,135,839	—	1,688,453,303	1,482,818,454	1,085,163,497	788,678,920
End of year	$43,301,290	$2,135,839	$1,560,550,164	$1,688,453,303	$957,378,584	$1,085,163,497

Undistributed net investment income (loss)	$109,195	$3,467	—	—	$4,608,677	$3,637,253

1	Period from 12-30-13 (commencement of operations) to 8-31-14.

221

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Real Estate Equity Fund		Real Estate Securities Fund		Real Return Bond Fund
Increase (decrease) in net assets	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
From operations
Net investment income (loss)	$3,231,331	$3,121,858	$9,403,399	$9,698,855	$2,985,599	$12,291,983
Net realized gain (loss)	26,896,645	10,147,877	56,817,552	35,629,582	3,125,164	(2,141,184)
Change in net unrealized appreciation (depreciation)	(21,479,405)	41,114,698	(69,184,141)	66,026,854	(31,291,263)	25,653,310
Increase (decrease) in net assets resulting from operations	8,648,571	54,384,433	(2,963,190)	111,355,291	(25,180,500)	35,804,109
Distributions to shareholders
From net investment income
Class 1	—	—	(9,604,313)	(10,708,094)	(2,333,922)	(2,477,528)
Class NAV	(3,197,138)	(3,727,077)	—	—	(10,932,801)	(10,601,690)
From net realized gain
Class 1	—	—	(43,287,402)	(45,247,364)	—	—
Class NAV	(6,419,069)	—	—	—	—	—
Total distributions	(9,616,207)	(3,727,077)	(52,891,715)	(55,955,458)	(13,266,723)	(13,079,218)
From fund share transactions	(29,065,787)	(4,602,259)	10,116,862	4,391,721	45,196,382	(20,509,448)
Total increase (decrease)	(30,033,423)	46,055,097	(45,738,043)	59,791,554	6,749,159	2,215,443

Net assets
Beginning of year	259,522,074	213,466,977	566,699,649	506,908,095	558,670,353	556,454,910
End of year	$229,488,651	$259,522,074	$520,961,606	$566,699,649	$565,419,512	$558,670,353

Undistributed net investment income (loss)	$681,637	$406,213	$2,723,523	$2,916,513	$6,069,896	$6,082,222

	Science & Technology Fund		Short Term Government Income Fund		Small Cap Growth Fund
Increase (decrease) in net assets	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
From operations
Net investment income (loss)	($2,849,535)	($1,691,226)	$1,425,534	$1,561,393	($1,312,421)	($1,869,557)
Net realized gain (loss)	183,131,095	131,115,947	(170,329)	(138,137)	32,783,660	27,395,979
Change in net unrealized appreciation (depreciation)	(171,518,279)	139,361,376	560,718	1,744,849	(27,162,933)	15,409,702
Increase (decrease) in net assets resulting from operations	8,763,281	268,786,097	1,815,923	3,168,105	4,308,306	40,936,124
Distributions to shareholders
From net investment income
Class NAV	—	(850,478)	(3,900,419)	(3,112,504)	—	—
From net realized gain
Class NAV	(137,401,534)	(18,924,071)	—	—	(27,571,279)	(21,614,213)
Total distributions	(137,401,534)	(19,774,549)	(3,900,419)	(3,112,504)	(27,571,279)	(21,614,213)
From fund share transactions	(67,947,863)	(96,463,379)	(4,223,359)	4,943,332	(3,740,597)	9,899,439
Total increase (decrease)	(196,586,116)	152,548,169	(6,307,855)	4,998,933	(27,003,570)	29,221,350

Net assets
Beginning of year	1,025,689,912	873,141,743	232,438,915	227,439,982	240,478,782	211,257,432
End of year	$829,103,796	$1,025,689,912	$226,131,060	$232,438,915	$213,475,212	$240,478,782

Undistributed net investment income (loss)	—	($116,342)	$1,150,845	$1,325,379	($708,415)	—

222

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Small Company Growth Fund		Small Company Value Fund		Strategic Equity Allocation Fund
Increase (decrease) in net assets	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
From operations
Net investment income (loss)	($617,735)	($262,377)	$3,135,423	$1,902,956	$102,771,571	$94,132,653
Net realized gain (loss)	25,314,854	18,049,707	68,501,251	20,986,497	196,767,341	156,988,314
Change in net unrealized appreciation (depreciation)	(13,332,553)	18,647,131	(81,289,255)	29,513,448	(539,706,402)	758,713,107
Increase (decrease) in net assets resulting from operations	11,364,566	36,434,461	(9,652,581)	52,402,901	(240,167,490)	1,009,834,074
Distributions to shareholders
From net investment income
Class 1	—	—	(631,736)	(170,523)	—	—
Class NAV	—	—	(1,723,346)	(531,565)	(101,183,005)	(75,823,905)
From net realized gain
Class 1	—	—	(8,304,060)	(642,785)	—	—
Class NAV	(21,478,032)	(8,436,114)	(20,945,049)	(1,527,415)	(149,194,112)	(77,841,756)
Total distributions	(21,478,032)	(8,436,114)	(31,604,191)	(2,872,288)	(250,377,117)	(153,665,661)
From fund share transactions	(6,176,412)	48,850	(66,899,348)	(12,387,920)	666,224,132	668,806,371
Total increase (decrease)	(16,289,878)	28,047,197	(108,156,120)	37,142,693	175,679,525	1,524,974,784

Net assets
Beginning of year	203,900,505	175,853,308	391,078,661	353,935,968	5,942,191,212	4,417,216,428
End of year	$187,610,627	$203,900,505	$282,922,541	$391,078,661	$6,117,870,737	$5,942,191,212

Undistributed net investment income (loss)	—	—	$1,562,970	$980,870	$72,605,386	$69,003,246

	Total Return Fund		U.S. High Yield Bond Fund		Value Fund
Increase (decrease) in net assets	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14	Year ended 8-31-15	Year ended 8-31-14
From operations
Net investment income (loss)	$44,992,124	$39,702,498	$22,108,057	$36,663,874	$2,188,456	$2,119,005
Net realized gain (loss)	62,483,967	28,978,243	1,685,610	19,783,832	34,248,235	26,042,071
Change in net unrealized appreciation (depreciation)	(81,173,915)	68,803,040	(28,507,313)	4,767,084	(46,051,783)	52,561,208
Increase (decrease) in net assets resulting from operations	26,302,176	137,483,781	(4,713,646)	61,214,790	(9,615,092)	80,722,284
Distributions to shareholders
From net investment income
Class 1	(9,344,431)	(6,408,692)	(5,688,642)	(5,887,794)	—	—
Class NAV	(63,091,813)	(43,682,483)	(19,545,936)	(35,821,989)	(2,333,158)	(1,764,310)
From net realized gain
Class 1	(636,462)	(4,574,820)	(3,487,355)	(1,746,674)	—	—
Class NAV	(3,885,252)	(30,495,108)	(11,884,083)	(10,831,069)	(27,961,492)	(20,903,448)
Total distributions	(76,957,958)	(85,161,103)	(40,606,016)	(54,287,526)	(30,294,650)	(22,667,758)
From fund share transactions	(354,347,934)	(136,709,099)	(93,379,578)	(216,968,196)	(12,043,391)	56,500,789
Total increase (decrease)	(405,003,716)	(84,386,421)	(138,699,240)	(210,040,932)	(51,953,133)	114,555,315

Net assets
Beginning of year	2,496,682,696	2,581,069,117	486,646,981	696,687,913	422,087,542	307,532,227
End of year	$2,091,678,980	$2,496,682,696	$347,947,741	$486,646,981	$370,134,409	$422,087,542

Undistributed net investment income (loss)	$20,213,194	$18,063,678	$4,607,407	$6,376,033	$592,751	$1,151,630

223

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statement of cash flows

Real Return Bond Fund
Cash flows from operating activities
Net decrease in net assets from operations	($25,180,500)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(476,994,905)
Long-term investments sold	341,072,308
Increase in short-term investments	(2,161,718)
Net amortization of premium (discount)	1,610,994
Increase in foreign currency	(159,366)
Increase in cash held at broker for futures contracts	(982,000)
Decrease in cash collateral for swap contracts	36,000
Increase in receivable for investments sold	(6,737,203)
Decrease in unrealized appreciation/depreciation for forward foreign currency exchange contracts	1,457,275
Increase in dividends and interest receivable	(291,688)
Decrease in unrealized appreciation/depreciation of swap contracts	1,761,916
Decrease in other assets	100,995
Increase in receivable for exchange cleared swaps	(2,975,096)
Increase in payable for collateral held by fund	429,000
Increase in payable for investments purchased	6,667,847
Increase in payable for written options	941,713
Increase in payable for futures variation margin	198,398
Decrease in payable to affiliates	(6,265)
Increase in other liabilities and accrued expenses	7,927
Net change in unrealized (appreciation) depreciation on investments	29,470,016
Net realized loss on investments	4,678,754
Net cash used in operating activities	($127,055,598)

Cash flows from financing activities
Borrowings under sale-buybacks	$1,219,187,593
Repayments of sale-buybacks	(1,218,745,066)
Decrease in payable for sale-buybacks	(7,098,303)
Increase in payable for open reverse repurchase agreement	99,564,610
Portfolio shares sold	85,492,821
Portfolio shares repurchased	(53,563,162)
Increase in payable for Portfolio shares repurchased	1,427,423
Net cash provided by financing activities	$126,265,916

Net decrease in cash	($789,682)

Cash at beginning of period	$797,248

Cash at end of period	$7,566

Supplemental disclosure of cash flow information:
Cash paid for interest	$162,174
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	($13,266,723)

224

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Fund
CLASS 1
08-31-2015	10.46	0.34		(0.27)	0.07	(0.38)	(0.04)	—	(0.42)	10.11	0.69	0.68		0.67		3.28		240	63
08-31-2014	10.08	0.36		0.45	0.81	(0.38)	(0.05)	—	(0.43)	10.46	8.25	0.68		0.68		3.50		102	81
08-31-2013	10.48	0.34		(0.32)	0.02	(0.38)	(0.04)	—	(0.42)	10.08	0.15	0.68		0.68		3.21		72	96
08-31-2012	10.26	0.35		0.45	0.80	(0.42)	(0.16)	—	(0.58)	10.48	8.14	0.68		0.68		3.45		65	89
08-31-2011	10.21	0.47		0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.26	5.59	0.69		0.69		4.55		44	112
CLASS NAV
08-31-2015	10.46	0.34		(0.27)	0.07	(0.38)	(0.04)	—	(0.42)	10.11	0.74	0.63		0.62		3.34		1,567	63
08-31-2014	10.07	0.36		0.47	0.83	(0.39)	(0.05)	—	(0.44)	10.46	8.41	0.63		0.63		3.54		1,611	81
08-31-2013	10.47	0.34		(0.32)	0.02	(0.38)	(0.04)	—	(0.42)	10.07	0.20	0.63		0.63		3.26		1,720	96
08-31-2012	10.25	0.36		0.45	0.81	(0.43)	(0.16)	—	(0.59)	10.47	8.20	0.63		0.63		3.49		1,576	89
08-31-2011	10.20	0.47		0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.25	5.64	0.64		0.64		4.61		1,193	112
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
All Cap Core Fund
CLASS NAV
08-31-2015	14.08	0.13		0.20	0.33	(0.10)	(0.99)	—	(1.09)	13.32	2.25	0.80		0.80		0.94		689	246
08-31-2014	11.66	0.11		2.46	2.57	(0.15)	—	—	(0.15)	14.08	22.18	0.81		0.81		0.86		761	245
08-31-2013	9.68	0.15		1.97	2.12	(0.14)	—	—	(0.14)	11.66	22.19	0.82		0.81		1.38		569	173
08-31-2012	8.53	0.11		1.14	1.25	(0.10)	—	—	(0.10)	9.68	14.78	0.81		0.81		1.19		530	287
08-31-2011	7.18	0.09		1.34	1.43	(0.08)	—	—	(0.08)	8.53	19.87	0.81		0.80		0.98		601	197
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Alpha Opportunities Fund
CLASS NAV
08-31-2015	13.58	0.07		(0.16)	(0.09)	(0.06)	(1.57)	—	(1.63)	11.86	(1.00)	1.00		0.96		0.54		1,629	98
08-31-2014	12.67	0.06		2.55	2.61	(0.07)	(1.63)	—	(1.70)	13.58	21.69	1.01		0.97		0.49		1,886	109
08-31-2013	10.66	0.09		2.56	2.65	(0.10)	(0.54)	—	(0.64)	12.67	26.04	1.01		1.00		0.76		1,415	130
08-31-2012	10.91	0.06		1.10	1.16	(0.03)	(1.38)	—	(1.41)	10.66	12.53	1.01		1.01		0.59		1,205	151
08-31-2011	10.35	0.03		1.80	1.83	(0.03)	(1.24)	—	(1.27)	10.91	17.00	1.02		1.01		0.26		1,533	164
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Asia Pacific Total Return Bond Fund
CLASS NAV
08-31-2015	9.63	0.30		(0.74)	(0.44)	(0.25)	—	—	(0.25)	8.94	(4.65)	0.83		0.82		3.21		422	35
08-31-2014	9.25	0.28		0.45	0.73	(0.33)	(0.02)	—	(0.35)	9.63	8.12	0.87		0.86		3.00		443	31
08-31-2013[3]	10.00	0.16		(0.91)	(0.75)	—	—	—	—	9.25	(7.50)[4]	0.89	[5]	0.86	[5]	2.64	[5]	404	7
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 1-16-13 (commencement of operations) to 8-31-13. 4. Not annualized. 5. Annualized.

Capital Appreciation Fund
CLASS 1
08-31-2015	18.30	—	[3]	1.22	1.22	—	(1.40)	—	(1.40)	18.12	7.01	0.78		0.77		0.01		588	33
08-31-2014	15.07	—	[3]	4.19	4.19	(0.01)	(0.95)	—	(0.96)	18.30	28.39	0.78		0.78		(0.02)		588	45
08-31-2013	12.87	0.04		2.20	2.24	(0.04)	—	—	(0.04)	15.07	17.44	0.79		0.78		0.27		507	44
08-31-2012	11.44	0.01		1.43	1.44	(0.01)	—	—	(0.01)	12.87	12.59	0.78		0.78		0.11		439	52
08-31-2011	9.11	0.01		2.33	2.34	(0.01)	—	—	(0.01)	11.44	25.69	0.78		0.78		0.06		371	67
CLASS NAV
08-31-2015	18.32	0.01		1.22	1.23	—	(1.40)	—	(1.40)	18.15	7.06	0.73		0.72		0.06		1,519	33
08-31-2014	15.08	0.01		4.20	4.21	(0.02)	(0.95)	—	(0.97)	18.32	28.49	0.73		0.73		0.03		1,781	45
08-31-2013	12.89	0.05		2.18	2.23	(0.04)	—	—	(0.04)	15.08	17.39	0.74		0.73		0.33		1,406	44
08-31-2012	11.45	0.02		1.43	1.45	(0.01)	—	—	(0.01)	12.89	12.72	0.73		0.73		0.15		1,410	52
08-31-2011	9.12	0.01		2.34	2.35	(0.02)	—	—	(0.02)	11.45	25.72	0.73		0.73		0.11		1,560	67
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.

225

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Capital Appreciation Value Fund
CLASS NAV
08-31-2015	12.70	0.14	0.59	0.73	(0.17)	(1.40)	—	(1.57)	11.86	5.90	0.84		0.80		1.22		2,000		90
08-31-2014	12.41	0.16	1.88	2.04	(0.18)	(1.57)	—	(1.75)	12.70	17.68	0.85		0.81		1.25		1,987		63
08-31-2013	11.22	0.14	1.62	1.76	(0.16)	(0.41)	—	(0.57)	12.41	16.37	0.84		0.80		1.21		1,770		83
08-31-2012	9.76	0.16	1.37	1.53	(0.06)	(0.01)	—	(0.07)	11.22	15.75	0.86		0.83		1.48		1,953		84
08-31-2011[3]	10.00	0.08	(0.32)	(0.24)	—	—	—	—	9.76	(2.40)[4]	0.92	[5]	0.88	[5]	1.23	[5]	433		44
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 1-6-11 (commencement of operations) to 8-31-11 4. Not annualized. 5. Annualized.

Core Bond Fund
CLASS 1
08-31-2015	13.08	0.18	(0.03)	0.15	(0.22)	—	—	(0.22)	13.01	1.14	0.68		0.67		1.39		168		408
08-31-2014	12.60	0.20	0.57	0.77	(0.24)	(0.05)	—	(0.29)	13.08	6.22	0.68		0.68		1.59		93		332
08-31-2013	13.64	0.19	(0.48)	(0.29)	(0.26)	(0.49)	—	(0.75)	12.60	(2.26)	0.67		0.67		1.46		84		346
08-31-2012	13.36	0.26	0.70	0.96	(0.38)	(0.30)	—	(0.68)	13.64	7.41	0.68		0.68		1.93		76		362
08-31-2011	13.76	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.36	5.09	0.68		0.67		2.64		15		536
CLASS NAV
08-31-2015	13.06	0.19	(0.04)	0.15	(0.22)	—	—	(0.22)	12.99	1.19	0.63		0.62		1.44		1,044		408
08-31-2014	12.58	0.21	0.57	0.78	(0.25)	(0.05)	—	(0.30)	13.06	6.29	0.63		0.63		1.64		415		332
08-31-2013	13.62	0.20	(0.48)	(0.28)	(0.27)	(0.49)	—	(0.76)	12.58	(2.21)	0.62		0.62		1.50		456		346
08-31-2012	13.35	0.28	0.67	0.95	(0.38)	(0.30)	—	(0.68)	13.62	7.39	0.63		0.63		2.06		559		362
08-31-2011	13.75	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.35	5.15	0.63		0.62		2.69		560		536
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Fundamental Global Franchise Fund
CLASS A
08-31-2015	13.24	0.05	0.14	0.19	(0.07)	(0.65)	—	(0.72)	12.71	1.51 [3]	1.33		1.32		0.38		—	[4]	28
08-31-2014	12.11	0.06	1.74	1.80	(0.08)	(0.59)	—	(0.67)	13.24	15.05 [3]	1.42		1.42		0.50		—	[4]	13
08-31-2013	10.55	0.07	1.53	1.60	(0.04)	—	—	(0.04)	12.11	15.21 [3]	1.38		1.38		0.64		—	[4]	26
08-31-2012[5]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50 [3,6]	1.48	[7]	1.48	[7]	0.33	[7]	—	[4]	2
CLASS I
08-31-2015	13.29	0.11	0.12	0.23	(0.11)	(0.65)	—	(0.76)	12.76	1.86	0.98		0.98		0.83		1		28
08-31-2014	12.14	0.13	1.72	1.85	(0.11)	(0.59)	—	(0.70)	13.29	15.52	1.02		1.02		1.01		1		13
08-31-2013	10.55	0.13	1.52	1.65	(0.06)	—	—	(0.06)	12.14	15.75	1.00		1.00		1.14		—	[4]	26
08-31-2012[5]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50 [6]	1.10	[7]	1.10	[7]	0.71	[7]	—	[4]	2
CLASS NAV
08-31-2015	13.30	0.11	0.14	0.25	(0.13)	(0.65)	—	(0.78)	12.77	1.99	0.87		0.87		0.83		449		28
08-31-2014	12.15	0.13	1.74	1.87	(0.13)	(0.59)	—	(0.72)	13.30	15.62	0.90		0.90		1.03		454		13
08-31-2013	10.56	0.13	1.53	1.66	(0.07)	—	—	(0.07)	12.15	15.76	0.90		0.90		1.11		408		26
08-31-2012[5]	10.00	0.02	0.54	0.56	—	—	—	—	10.56	5.60 [6]	0.99	[7]	0.99	[7]	0.95	[7]	371		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Does not reflect the effect of sales charges, if any. 4. Less than $500,000. 5. Period from 6-29-12 (commencement of operations) to 8-31-12. 6. Not annualized. 7. Annualized.

Global Bond Fund
CLASS 1
08-31-2015	12.64	0.20	(0.97)	(0.77)	—	—	—	—	11.87	(6.09)	0.83		0.82		1.64		57		61
08-31-2014	11.84	0.24	0.56	0.80	—	—	—	—	12.64	6.76	0.86		0.85		1.96		69		97
08-31-2013	12.83	0.25	(0.86)	(0.61)	(0.38)	—	—	(0.38)	11.84	(4.93)	0.86		0.86		2.00		74		85
08-31-2012[3]	13.26	0.34	0.38	0.72	(1.15)	—	—	(1.15)	12.83	6.05	0.86		0.86		2.67		92		109
08-31-2011	12.78	0.29	0.89	1.18	(0.70)	—	—	(0.70)	13.26	9.86	0.85		0.85		2.28		86		135
CLASS NAV
08-31-2015	12.62	0.20	(0.96)	(0.76)	—	—	—	—	11.86	(6.02)	0.78		0.77		1.68		466		61
08-31-2014	11.82	0.25	0.55	0.80	—	—	—	—	12.62	6.77	0.81		0.80		2.02		540		97
08-31-2013	12.80	0.25	(0.84)	(0.59)	(0.39)	—	—	(0.39)	11.82	(4.83)	0.81		0.81		2.04		511		85
08-31-2012[3]	13.24	0.34	0.38	0.72	(1.16)	—	—	(1.16)	12.80	6.04	0.81		0.81		2.73		654		109
08-31-2011	12.76	0.29	0.90	1.19	(0.71)	—	—	(0.71)	13.24	9.94	0.80		0.80		2.32		753		135
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 156%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%.

226

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Global Real Estate Fund
CLASS NAV
08-31-2015	9.39	0.15	(0.51)	(0.36)	(0.23)	—	—	(0.23)	8.80	(3.96)	0.98		0.97		1.62	287	139
08-31-2014	8.15	0.17	1.41	1.58	(0.34)	—	—	(0.34)	9.39	19.95	1.02		1.01		1.92	339	97
08-31-2013	7.93	0.15	0.36	0.51	(0.29)	—	—	(0.29)	8.15	6.42	1.00		0.99		1.79	294	109
08-31-2012	7.36	0.15	0.67	0.82	(0.25)	—	—	(0.25)	7.93	11.85	1.00		1.00		2.12	497	97
08-31-2011	6.75	0.13	0.75	0.88	(0.27)	—	—	(0.27)	7.36	13.07	1.01		1.01		1.69	495	107
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Health Sciences Fund
CLASS NAV
08-31-2015	20.26	0.01	4.41	4.42	—	(5.99)	—	(5.99)	18.69	26.42	0.99		0.94		0.06	368	44
08-31-2014	17.77	(0.08)	6.02	5.94	—	(3.45)	—	(3.45)	20.26	37.34	1.04		0.99		(0.45)	620	61
08-31-2013	13.70	(0.06)	4.61	4.55	—	(0.48)	—	(0.48)	17.77	34.29	1.08		1.03		(0.39)	545	42
08-31-2012[3]	10.00	(0.05)	3.75	3.70	—	—	—	—	13.70	37.00 [4]	1.12	[5]	1.06	[5]	(0.45)[5]	476	25
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 9-30-11 (commencement of operations) to 8-31-12. 4. Not annualized. 5. Annualized.

High Yield Fund
CLASS 1
08-31-2015	9.63	0.60	(1.23)	(0.63)	(0.67)	—	—	(0.67)	8.33	(6.78)	0.77		0.76		6.72	384	59
08-31-2014	9.31	0.61	0.34	0.95	(0.63)	—	—	(0.63)	9.63	10.53	0.76		0.75		6.44	502	70
08-31-2013	9.12	0.67	0.18	0.85	(0.66)	—	—	(0.66)	9.31	9.56	0.76		0.76		7.12	453	67
08-31-2012	8.80	0.70	0.35	1.05	(0.73)	—	—	(0.73)	9.12	12.67	0.76		0.76		7.99	367	75
08-31-2011	8.80	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.80	8.30	0.76		0.76		7.60	325	104
CLASS NAV
08-31-2015	9.54	0.60	(1.22)	(0.62)	(0.67)	—	—	(0.67)	8.25	(6.69)	0.72		0.71		6.73	214	59
08-31-2014	9.23	0.61	0.34	0.95	(0.64)	—	—	(0.64)	9.54	10.57	0.71		0.70		6.50	447	70
08-31-2013	9.05	0.67	0.17	0.84	(0.66)	—	—	(0.66)	9.23	9.58	0.71		0.71		7.19	646	67
08-31-2012	8.74	0.70	0.34	1.04	(0.73)	—	—	(0.73)	9.05	12.70	0.71		0.71		8.04	565	75
08-31-2011	8.74	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.74	8.42	0.71		0.71		7.67	565	104
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
International Growth Opportunities Fund
CLASS NAV
08-31-2015	14.19	0.07	(1.82)	(1.75)	(0.11)	(0.47)	—	(0.58)	11.86	(12.60)	0.90		0.89		0.51	833	23
08-31-2014	12.21	0.13	2.12	2.25	(0.11)	(0.16)	—	(0.27)	14.19	18.51	0.96		0.95		0.97	848	14
08-31-2013	10.27	0.12	1.86	1.98	(0.02)	(0.02)	—	(0.04)	12.21	19.29	0.98		0.98		1.04	616	16
08-31-2012[3]	10.00	0.01	0.26	0.27	—	—	—	—	10.27	2.70 [4]	1.08	[5]	1.08	[5]	0.77 [5]	491	1
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 7-19-12 (commencement of operations) to 8-31-12. 4. Not annualized. 5. Annualized.

International Growth Stock Fund
CLASS NAV
08-31-2015	14.25	0.20	(1.51)	(1.31)	(0.25)	(0.38)	—	(0.63)	12.31	(9.39)	0.88		0.87		1.49	751	22
08-31-2014	12.14	0.23	2.09	2.32	(0.21)	—	—	(0.21)	14.25	19.26	0.92		0.92		1.68	690	26
08-31-2013	10.89	0.16	1.20	1.36	(0.11)	—	—	(0.11)	12.14	12.53	0.92		0.92		1.37	631	25
08-31-2012	10.61	0.15	0.25	0.40	(0.12)	— [4]	—	(0.12)	10.89	3.87	0.96		0.96		1.43	428	30
08-31-2011[3]	10.00	0.19	0.43	0.62	(0.01)	— [4]	—	(0.01)	10.61	6.21 [5]	0.99	[6]	0.99	[6]	1.79 [6]	278	27
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 9-16-10 (commencement of operations) to 8-31-11. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized.

227

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
International Small Cap Fund
CLASS 1
08-31-2015	19.47	0.21		(1.55)	(1.34)	(0.10)	—	—	(0.10)	18.03	(6.89)	1.09		1.09		1.14		98		29
08-31-2014	16.87	0.16		2.71	2.87	(0.27)	—	—	(0.27)	19.47	17.10	1.14		1.14		0.84		116		23
08-31-2013	14.22	0.25		2.65	2.90	(0.25)	—	—	(0.25)	16.87	20.57	1.19		1.18		1.52		109		29
08-31-2012	14.93	0.24		(0.71)	(0.47)	(0.24)	—	—	(0.24)	14.22	(2.98)	1.22		1.20		1.72		98		25
08-31-2011	13.72	0.20		1.15	1.35	(0.14)	—	—	(0.14)	14.93	9.74	1.20		1.19		1.27		122		28
CLASS NAV
08-31-2015	19.46	0.23		(1.55)	(1.32)	(0.11)	—	—	(0.11)	18.03	(6.79)	1.04		1.04		1.24		696		29
08-31-2014	16.86	0.17		2.71	2.88	(0.28)	—	—	(0.28)	19.46	17.17	1.09		1.09		0.89		581		23
08-31-2013	14.22	0.25		2.65	2.90	(0.26)	—	—	(0.26)	16.86	20.56	1.14		1.13		1.55		512		29
08-31-2012	14.93	0.25		(0.71)	(0.46)	(0.25)	—	—	(0.25)	14.22	(2.92)	1.17		1.15		1.82		250		25
08-31-2011	13.71	0.22		1.14	1.36	(0.14)	—	—	(0.14)	14.93	9.87	1.15		1.14		1.37		185		28
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
International Value Fund
CLASS 1
08-31-2015	18.11	0.26		(3.42)	(3.16)	(0.42)	—	—	(0.42)	14.53	(17.54)	0.93		0.92		1.62		205		32
08-31-2014	15.74	0.47		2.16	2.63	(0.26)	—	—	(0.26)	18.11	16.80	0.97		0.96		2.69		281		28
08-31-2013	12.98	0.28		2.80	3.08	(0.32)	—	—	(0.32)	15.74	23.98	0.96		0.96		1.94		251		36
08-31-2012	13.59	0.37		(0.54)	(0.17)	(0.44)	—	—	(0.44)	12.98	(1.06)	0.97		0.91		2.92		223		22
08-31-2011	12.62	0.35		0.86	1.21	(0.24)	—	—	(0.24)	13.59	9.49	0.97		0.95		2.39		254		29
CLASS NAV
08-31-2015	18.07	0.27		(3.42)	(3.15)	(0.43)	—	—	(0.43)	14.49	(17.55)	0.88		0.87		1.69		1,569		32
08-31-2014	15.70	0.49		2.15	2.64	(0.27)	—	—	(0.27)	18.07	16.90	0.92		0.91		2.81		1,793		28
08-31-2013	12.94	0.29		2.80	3.09	(0.33)	—	—	(0.33)	15.70	24.11	0.91		0.91		2.00		1,462		36
08-31-2012	13.56	0.39		(0.56)	(0.17)	(0.45)	—	—	(0.45)	12.94	(1.08)	0.92		0.86		3.07		1,122		22
08-31-2011	12.59	0.36		0.86	1.22	(0.25)	—	—	(0.25)	13.56	9.55	0.92		0.90		2.47		897		29
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Investment Quality Bond Fund
CLASS 1
08-31-2015	12.57	0.24		(0.23)	0.01	(0.26)	(0.09)	—	(0.35)	12.23	0.11	0.68		0.67		1.92		69		133
08-31-2014	12.24	0.32		0.46	0.78	(0.37)	(0.08)	—	(0.45)	12.57	6.54	0.69		0.68		2.54		57		100
08-31-2013	13.23	0.29		(0.64)	(0.35)	(0.32)	(0.32)	—	(0.64)	12.24	(2.78)	0.68		0.67		2.25		64		72
08-31-2012	12.59	0.30		0.69	0.99	(0.35)	— [3]	—	(0.35)	13.23	8.01	0.68		0.68		2.35		87		66
08-31-2011	12.59	0.39		0.06	0.45	(0.45)	—	—	(0.45)	12.59	3.71	0.68		0.68		3.19		73		70
CLASS NAV
08-31-2015	12.55	0.24		(0.22)	0.02	(0.27)	(0.09)	—	(0.36)	12.21	0.16	0.63		0.62		1.97		510		133
08-31-2014	12.23	0.32		0.46	0.78	(0.38)	(0.08)	—	(0.46)	12.55	6.51	0.64		0.63		2.60		384		100
08-31-2013	13.22	0.30		(0.64)	(0.34)	(0.33)	(0.32)	—	(0.65)	12.23	(2.73)	0.63		0.62		2.31		386		72
08-31-2012	12.57	0.31		0.69	1.00	(0.35)	— [3]	—	(0.35)	13.22	8.16	0.63		0.63		2.39		375		66
08-31-2011	12.58	0.40		0.04	0.44	(0.45)	—	—	(0.45)	12.57	3.69	0.63		0.63		3.25		383		70
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.
Lifestyle II Aggressive Portfolio
CLASS R6
08-31-2015	10.77	0.21	[3]	(0.63)	(0.42)	(0.14)	(0.02)	—	(0.16)	10.19	(3.97)	0.56	[4]	0.28	[4]	1.93	[3]	—	[9]	14
08-31-2014[5]	10.00	—	[3,6]	0.77	0.77	—	—	—	—	10.77	7.70 [7]	10.62	[4,8]	0.38	[4,8]	(0.04)[3,8]		—	[9]	2
CLASS 1
08-31-2015	10.77	0.10	[3]	(0.51)	(0.41)	(0.15)	(0.02)	—	(0.17)	10.19	(3.93)	0.58	[4]	0.30	[4]	0.97	[3]	45		14
08-31-2014[5]	10.00	—	[3,6]	0.77	0.77	—	—	—	—	10.77	7.70 [7]	9.53	[4,8]	0.33	[4,8]	(0.04)[3,8]		5		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include the expenses indirectly incurred from underlying fund and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.09% – 0.68% and 0.09% – 0.52%, for the periods ended 8-31-15 and 8-31-14, respectively. 5. Period from 12-30-13 (commencement of operations) to 8-31-14. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized. 9. Less than $500,000.

228

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Lifestyle II Balanced Portfolio
CLASS R6
08-31-2015	10.64	0.21	[4]	(0.49)	(0.28)	(0.18)	(0.01)	—	(0.19)	10.17	(2.69)		0.51	[7]	0.40	[7]	2.02	[4]	—	[8]	18
08-31-2014[3]	10.00	0.07	[4]	0.60	0.67	(0.03)	—	—	(0.03)	10.64	6.73	[5]	6.84	[6,7]	0.50	[6,7]	1.00	[4,6]	—	[8]	2
CLASS 1
08-31-2015	10.64	0.17	[4]	(0.45)	(0.28)	(0.18)	(0.01)	—	(0.19)	10.17	(2.67)		0.50	[7]	0.41	[7]	1.58	[4]	141		18
08-31-2014[3]	10.00	0.05	[4]	0.62	0.67	(0.03)	—	—	(0.03)	10.64	6.74	[5]	5.74	[6,7]	0.45	[6,7]	0.66	[4,6]	9		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 12-30-13 (commencement of operations) to 8-31-14. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include the expenses indirectly incurred from underlying fund and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% – 0.68% and 0.08% – 0.65% for the periods ended 8-31-15 and 8-31-14, respectively. 8. Less than $500,000.

Lifestyle II Conservative Portfolio
CLASS R6
08-31-2015	10.49	0.22	[3]	(0.38)	(0.16)	(0.19)	(0.01)	—	(0.20)	10.13	(1.57)		1.08	[4]	0.52	[4]	2.12	[3]	—	[5]	18
08-31-2014[6]	10.00	0.14	[3]	0.41	0.55	(0.06)	—	—	(0.06)	10.49	5.55	[7]	19.53	[4,8]	0.63	[4,8]	1.99	[3]	—	[5]	11
CLASS 1
08-31-2015	10.49	0.22	[3]	(0.38)	(0.16)	(0.19)	(0.01)	—	(0.20)	10.13	(1.56)		1.07	[4]	0.53	[4]	2.12	[3]	29		18
08-31-2014[6]	10.00	0.09	[3]	0.47	0.56	(0.07)	—	—	(0.07)	10.49	5.57	[7]	18.44	[4,8]	0.58	[4,8]	1.29	[3]	2		11
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Ratios do not include the expenses indirectly incurred from underlying fund and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.07% – 0.68% and 0.08% – 0.65% for the periods ended 8-31-15 and 8-31-14, respectively. 5. Less than $500,000. 6. Period from 12-30-13 (commencement of operations) to 8-31-14. 7. Not annualized. 8. Annualized.

Lifestyle II Growth Portfolio
CLASS R6
08-31-2015	10.71	0.09	[3]	(0.41)	(0.32)	(0.13)	(0.01)	—	(0.14)	10.25	(3.04)		0.45	[6]	0.32	[6]	0.84	[3]	1		11
08-31-2014[4]	10.00	0.03	[3]	0.68	0.71	—	—	—	—	10.71	7.10	[5]	6.32	[6,7]	0.44	[6,7]	0.43	[3,7]	—	[8]	21
CLASS 1
08-31-2015	10.71	0.13	[3]	(0.45)	(0.32)	(0.14)	(0.01)	—	(0.15)	10.24	(3.05)		0.46	[6]	0.35	[6]	1.19	[3]	116		11
08-31-2014[4]	10.00	0.02	[3]	0.69	0.71	—	—	—	—	10.71	7.10	[5]	5.22	[6,7]	0.39	[6,7]	0.29	[3,7]	10		21
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Period from 12-30-13 (commencement of operations) to 8-31-14. 5. Not annualized. 6. Ratios do not include the expenses indirectly incurred from underlying fund and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% – 0.68% and 0.08% – 0.65% for the periods ended 8-31-15 and 8-31-14, respectively. 7. Annualized. 8. Less than $500,000.

Lifestyle II Moderate Portfolio
CLASS R6
08-31-2015	10.55	0.22	[3]	(0.45)	(0.23)	(0.19)	(0.01)	—	(0.20)	10.12	(2.25)		0.79	[7]	0.45	[7]	2.14	[3]	1		16
08-31-2014[4]	10.00	0.11	[3]	0.49	0.60	(0.05)	—	—	(0.05)	10.55	5.97	[5]	16.64	[6,7]	0.57	[6,7]	1.54	[3,6]	—	[8]	6
CLASS 1
08-31-2015	10.54	0.21	[3]	(0.43)	(0.22)	(0.19)	(0.01)	—	(0.20)	10.12	(2.15)		0.81	[7]	0.47	[7]	1.99	[3]	43		16
08-31-2014[4]	10.00	0.09	[3]	0.50	0.59	(0.05)	—	—	(0.05)	10.54	5.90	[5]	15.54	[6,7]	0.52	[6,7]	1.32	[3,6]	2		6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4. Period from 12-30-13 (commencement of operations) to 8-31-14. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.07% – 0.68% and 0.08% – 0.65% for the periods ended 8-31-15 and 8-31-14, respectively. 8. Less than $500,000.

229

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Stock Fund
CLASS 1
08-31-2015	22.57	(0.06)	1.03	0.97	—	(2.97)	—	(2.97)	20.57	4.81	0.91	0.91	(0.29)	366	79
08-31-2014	21.40	(0.09)	3.97	3.88	—	(2.71)	—	(2.71)	22.57	19.04	0.92	0.91	(0.43)	361	107
08-31-2013	17.68	0.01	4.40	4.41	—	(0.69)	—	(0.69)	21.40	25.79	0.92	0.92	0.07	338	121
08-31-2012	16.79	(0.06)	1.71	1.65	—	(0.76)	—	(0.76)	17.68	10.62	0.92	0.92	(0.33)	311	120
08-31-2011	13.61	(0.06)	3.24	3.18	—	—	—	—	16.79	23.37	0.93	0.93	(0.33)	338	120
CLASS NAV
08-31-2015	22.69	(0.05)	1.04	0.99	—	(2.97)	—	(2.97)	20.71	4.83	0.86	0.86	(0.24)	1,195	79
08-31-2014	21.49	(0.08)	3.99	3.91	—	(2.71)	—	(2.71)	22.69	19.10	0.87	0.86	(0.38)	1,328	107
08-31-2013	17.74	0.02	4.42	4.44	—	(0.69)	—	(0.69)	21.49	25.88	0.87	0.87	0.11	1,145	121
08-31-2012	16.84	(0.05)	1.71	1.66	—	(0.76)	—	(0.76)	17.74	10.65	0.87	0.87	(0.28)	687	120
08-31-2011	13.64	(0.05)	3.25	3.20	—	—	—	—	16.84	23.46	0.88	0.88	(0.28)	518	120
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Mid Value Fund
CLASS NAV
08-31-2015	18.20	0.15	(0.72)	(0.57)	(0.14)	(2.04)	—	(2.18)	15.45	(3.55)	1.03	0.97	0.88	957	47
08-31-2014	14.94	0.13	3.75	3.88	(0.09)	(0.53)	—	(0.62)	18.20	26.44	1.04	0.98	0.77	1,085	40
08-31-2013	13.05	0.15	2.50	2.65	(0.17)	(0.59)	—	(0.76)	14.94	21.15	1.04	0.99	1.08	789	35
08-31-2012	13.87	0.13	1.42	1.55	(0.15)	(2.22)	—	(2.37)	13.05	13.60	1.05	0.99	1.02	599	54
08-31-2011	13.11	0.11	1.87	1.98	(0.25)	(0.97)	—	(1.22)	13.87	14.64	1.04	0.99	0.73	389	50
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Real Estate Equity Fund
CLASS NAV
08-31-2015	11.53	0.16	0.15	0.31	(0.16)	(0.31)	—	(0.47)	11.37	2.38	0.92	0.88	1.29	229	17
08-31-2014	9.39	0.13	2.16	2.29	(0.15)	—	—	(0.15)	11.53	24.75	0.93	0.88	1.27	260	15
08-31-2013	9.60	0.16	(0.25)	(0.09)	(0.12)	—	—	(0.12)	9.39	(0.98)	0.93	0.88	1.66	213	11
08-31-2012	8.17	0.11	1.45	1.56	(0.13)	—	—	(0.13)	9.60	19.31	0.93	0.89	1.23	206	14
08-31-2011	6.96	0.07	1.23	1.30	(0.09)	—	—	(0.09)	8.17	18.76	0.91	0.87	0.89	181	19
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Real Estate Securities Fund
CLASS 1
08-31-2015	14.68	0.23	(0.15)	0.08	(0.25)	(1.12)	—	(1.37)	13.39	(0.30)	0.79	0.78	1.57	521	169
08-31-2014	13.41	0.26	2.64	2.90	(0.31)	(1.32)	—	(1.63)	14.68	24.28	0.79	0.78	1.89	567	108
08-31-2013	15.26	0.27	(0.48)	(0.21)	(0.26)	(1.38)	—	(1.64)	13.41	(1.60)	0.79	0.79	1.81	507	111
08-31-2012	13.54	0.22	2.39	2.61	(0.18)	(0.71)	—	(0.89)	15.26	20.36	0.79	0.79	1.59	557	93
08-31-2011	11.53	0.16	2.07	2.23	(0.22)	—	—	(0.22)	13.54	19.49	0.79	0.79	1.22	441	93
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Real Return Bond Fund
CLASS 1
08-31-2015	11.96	0.04	(0.57)	(0.53)	(0.28)	—	—	(0.28)	11.15	(4.51)	0.83	0.82	0.36	86	52
08-31-2014	11.49	0.25	0.49	0.74	(0.27)	—	—	(0.27)	11.96	6.50	0.81	0.80	2.12	103	40
08-31-2013	13.18	0.25	(1.26)	(1.01)	(0.38)	(0.30)	—	(0.68)	11.49	(8.04)	0.82	0.82	1.99	122	44
08-31-2012[3]	13.12	0.28	0.94	1.22	(0.43)	(0.73)	—	(1.16)	13.18	9.88	0.81	0.81	2.16	172	218
08-31-2011	13.08	0.41	0.69	1.10	(0.56)	(0.50)	—	(1.06)	13.12	9.03	0.80	0.80	3.24	121	400
CLASS NAV
08-31-2015	11.82	0.07	(0.60)	(0.53)	(0.28)	—	—	(0.28)	11.01	(4.54)	0.78	0.77	0.58	479	52
08-31-2014	11.35	0.26	0.49	0.75	(0.28)	—	—	(0.28)	11.82	6.62	0.76	0.75	2.27	456	40
08-31-2013	13.03	0.26	(1.25)	(0.99)	(0.39)	(0.30)	—	(0.69)	11.35	(8.02)	0.77	0.77	2.08	434	44
08-31-2012[3]	12.98	0.30	0.92	1.22	(0.44)	(0.73)	—	(1.17)	13.03	9.96	0.76	0.76	2.31	510	218
08-31-2011	12.96	0.42	0.67	1.09	(0.57)	(0.50)	—	(1.07)	12.98	9.01	0.75	0.75	3.30	521	400
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 321%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%.

230

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Science & Technology Fund
CLASS NAV
08-31-2015	14.54	(0.04)	0.06	0.02	—	(2.00)	—	(2.00)	12.56	(0.23)	1.05		1.01		(0.29)	829	113
08-31-2014	11.23	(0.02)	3.59	3.57	(0.01)	(0.25)	—	(0.26)	14.54	32.14	1.05		1.01		(0.17)	1,026	97
08-31-2013[3]	10.00	(0.01)	1.24	1.23	—	—	—	—	11.23	12.30 [4]	1.11	[5]	1.07	[5]	(0.09)[5]	873	45
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 2-14-13 (commencement of operations) to 8-31-13. 4. Not annualized. 5. Annualized.

Short Term Government Income Fund
CLASS NAV
08-31-2015	9.79	0.06	0.01	0.07	(0.16)	—	—	(0.16)	9.70	0.76	0.62		0.61		0.61	226	31
08-31-2014	9.79	0.07	0.06	0.13	(0.13)	—	—	(0.13)	9.79	1.36	0.62		0.62		0.67	232	53
08-31-2013	10.07	0.05	(0.17)	(0.12)	(0.16)	—	—	(0.16)	9.79	(1.25)	0.64		0.63		0.49	227	54
08-31-2012	10.14	0.10	0.03	0.13	(0.20)	—	—	(0.20)	10.07	1.26	0.64		0.63		0.99	189	74
08-31-2011	10.25	0.11	0.10	0.21	(0.25)	(0.07)	—	(0.32)	10.14	2.16	0.64		0.63		1.13	140	106
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Small Cap Growth Fund
CLASS NAV
08-31-2015	11.06	(0.06)	0.22	0.16	—	(1.31)	—	(1.31)	9.91	1.14	1.10		1.09		(0.56)	213	93
08-31-2014	10.22	(0.09)	2.03	1.94	—	(1.10)	—	(1.10)	11.06	19.49	1.11		1.10		(0.83)	240	100
08-31-2013	8.59	(0.03)	2.20	2.17	—	(0.54)	—	(0.54)	10.22	26.90	1.12		1.12		(0.27)	211	122
08-31-2012	10.07	(0.06)	0.81	0.75	—	(2.23)	—	(2.23)	8.59	10.54	1.12		1.12		(0.69)	138	147
08-31-2011	8.91	(0.07)	2.30	2.23	—	(1.07)	—	(1.07)	10.07	24.62	1.12		1.12		(0.64)	150	144
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Small Company Growth Fund
CLASS NAV
08-31-2015	21.16	(0.07)	1.14	1.07	—	(2.29)	—	(2.29)	19.94	5.26	1.05		1.04		(0.32)	188	30
08-31-2014	18.26	(0.03)	3.86	3.83	—	(0.93)	—	(0.93)	21.16	21.25	1.06		1.05		(0.14)	204	33
08-31-2013	14.76	0.02	3.98	4.00	(0.03)	(0.47)	—	(0.50)	18.26	27.81	1.07		1.07		0.13	176	30
08-31-2012	13.04	(0.01)	1.73	1.72	—	—	—	—	14.76	13.19	1.08		1.08		(0.09)	105	32
08-31-2011	10.46	(0.06)	2.64	2.58	—	—	—	—	13.04	24.67	1.07		1.07		(0.44)	109	46
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Small Company Value Fund
CLASS 1
08-31-2015	37.30	0.30	(1.53)	(1.23)	(0.23)	(3.01)	—	(3.24)	32.83	(3.69)	1.13		1.07		0.87	85	31
08-31-2014	32.79	0.15	4.60	4.75	(0.05)	(0.19)	—	(0.24)	37.30	14.48	1.12		1.06		0.42	110	20
08-31-2013	27.07	0.30	5.98	6.28	(0.56)	—	—	(0.56)	32.79	23.51	1.13		1.07		0.98	118	10
08-31-2012	24.29	0.21	2.78	2.99	(0.21)	—	—	(0.21)	27.07	12.37	1.13		1.08		0.79	109	6
08-31-2011	20.19	0.11	4.12	4.23	(0.13)	—	—	(0.13)	24.29	20.91	1.12		1.07		0.42	112	13
CLASS NAV
08-31-2015	37.28	0.32	(1.52)	(1.20)	(0.25)	(3.01)	—	(3.26)	32.82	(3.61)	1.08		1.02		0.93	198	31
08-31-2014	32.77	0.17	4.60	4.77	(0.07)	(0.19)	—	(0.26)	37.28	14.54	1.07		1.01		0.47	281	20
08-31-2013	27.05	0.32	5.98	6.30	(0.58)	—	—	(0.58)	32.77	23.58	1.08		1.02		1.03	236	10
08-31-2012	24.27	0.22	2.78	3.00	(0.22)	—	—	(0.22)	27.05	12.42	1.08		1.03		0.85	213	6
08-31-2011	20.17	0.12	4.12	4.24	(0.14)	—	—	(0.14)	24.27	20.97	1.07		1.02		0.48	218	13
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Strategic Equity Allocation Fund
CLASS NAV
08-31-2015	13.96	0.23	(0.72)	(0.49)	(0.24)	(0.35)	—	(0.59)	12.88	(3.71)	0.66		0.53		1.67	6,118	32
08-31-2014	11.82	0.23	2.31	2.54	(0.20)	(0.20)	—	(0.40)	13.96	21.80	0.66		0.52		1.79	5,942	19
08-31-2013	10.21	0.21	1.54	1.75	(0.13)	(0.01)	—	(0.14)	11.82	17.28	0.66		0.50		1.84	4,417	10
08-31-2012[3]	10.00	0.07	0.14	0.21	—	—	—	—	10.21	2.10 [4]	0.68	[5]	0.51	[5]	1.93 [5]	3,135	6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Period from 4-13-12 (commencement of operations) to 8-31-12. 4. Not annualized. 5. Annualized.

231

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Total Return Fund
CLASS 1
08-31-2015	14.00	0.27	(0.08)	0.19	(0.44)	(0.03)	—	(0.47)	13.72	1.42	0.76	0.73	1.94	242	63
08-31-2014	13.72	0.21	0.52	0.73	(0.26)	(0.19)	—	(0.45)	14.00	5.45	0.77	0.74	1.50	318	130
08-31-2013	14.70	0.22	(0.45)	(0.23)	(0.42)	(0.33)	—	(0.75)	13.72	(1.67)	0.79	0.78	1.56	355	205
08-31-2012[3]	14.11	0.33	0.68	1.01	(0.36)	(0.06)	—	(0.42)	14.70	7.38	0.78	0.78	2.32	410	193
08-31-2011	15.04	0.30	0.03	0.33	(0.56)	(0.70)	—	(1.26)	14.11	2.43	0.78	0.78	2.12	363	417
CLASS NAV
08-31-2015	13.96	0.28	(0.09)	0.19	(0.45)	(0.03)	—	(0.48)	13.67	1.46	0.71	0.68	2.06	1,849	63
08-31-2014	13.68	0.22	0.52	0.74	(0.27)	(0.19)	—	(0.46)	13.96	5.52	0.72	0.69	1.56	2,178	130
08-31-2013	14.65	0.23	(0.44)	(0.21)	(0.43)	(0.33)	—	(0.76)	13.68	(1.56)	0.74	0.73	1.61	2,226	205
08-31-2012[3]	14.07	0.33	0.68	1.01	(0.37)	(0.06)	—	(0.43)	14.65	7.37	0.73	0.73	2.37	2,034	193
08-31-2011	15.00	0.31	0.03	0.34	(0.57)	(0.70)	—	(1.27)	14.07	2.49	0.73	0.73	2.16	1,920	417
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. In accordance with Accounting Standards Update 2011-3, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the fund turnover rate would have been 274%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.005, the ratio of net investment income to average net assets by 0.01% and the ratio of expenses to average net assets by 0.005%.

U.S. High Yield Bond Fund
CLASS 1
08-31-2015	12.59	0.66	(0.82)	(0.16)	(0.75)	(0.48)	—	(1.23)	11.20	(1.29)	0.83	0.82	5.61	87	40
08-31-2014	12.49	0.70	0.44	1.14	(0.80)	(0.24)	—	(1.04)	12.59	9.60	0.82	0.81	5.59	95	54
08-31-2013	12.83	0.76	(0.16)	0.60	(0.79)	(0.15)	—	(0.94)	12.49	4.78	0.81	0.81	5.95	92	61
08-31-2012	12.49	0.85	0.57	1.42	(0.90)	(0.18)	—	(1.08)	12.83	12.11	0.82	0.82	6.86	95	38
08-31-2011	12.62	0.91	(0.07)	0.84	(0.97)	—	—	(0.97)	12.49	6.77	0.82	0.82	7.11	67	53
CLASS NAV
08-31-2015	12.58	0.67	(0.82)	(0.15)	(0.76)	(0.48)	—	(1.24)	11.19	(1.24)	0.78	0.77	5.65	261	40
08-31-2014	12.48	0.71	0.44	1.15	(0.81)	(0.24)	—	(1.05)	12.58	9.66	0.77	0.76	5.64	391	54
08-31-2013	12.82	0.77	(0.16)	0.61	(0.80)	(0.15)	—	(0.95)	12.48	4.84	0.76	0.76	6.00	605	61
08-31-2012	12.48	0.86	0.57	1.43	(0.91)	(0.18)	—	(1.09)	12.82	12.18	0.77	0.77	6.91	564	38
08-31-2011	12.62	0.92	(0.08)	0.84	(0.98)	—	—	(0.98)	12.48	6.74	0.77	0.77	7.17	458	53
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Value Fund
CLASS NAV
08-31-2015	12.91	0.07	(0.40)	(0.33)	(0.07)	(0.87)	—	(0.94)	11.64	(2.84)	0.73	0.72	0.54	370	27
08-31-2014	11.04	0.07	2.51	2.58	(0.06)	(0.65)	—	(0.71)	12.91	24.03	0.74	0.73	0.54	422	45
08-31-2013	10.01	0.09	2.30	2.39	(0.13)	(1.23)	—	(1.36)	11.04	26.46	0.78	0.77	0.88	308	42
08-31-2012	9.37	0.10	1.50	1.60	(0.10)	(0.86)	—	(0.96)	10.01	18.28	0.79	0.79	1.05	145	22
08-31-2011	8.59	0.09	1.35	1.44	(0.07)	(0.59)	—	(0.66)	9.37	16.42	0.80	0.79	0.88	160	41
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.

232

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Notes to financial statements

1.  ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), thirty six of which are presented in this report.

The funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporate (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plan. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the funds invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the funds are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

For International Value Fund, securities with market value of approximately $25,629,093 at the beginning of the year were transferred from Level 2 to 1 during the period since quoted prices in active markets for identical securities became available.

As of August 31, 2015, all investments for All Cap Core Fund, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio, Lifestyle II Moderate Portfolio, Small Company Growth Fund, and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

All investments for Real Estate Securities Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements, which are categorized as Level 2.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds, which are categorized as Level 2.

All investments for Short Term Government Income Fund and Asia Pacific Total Return Bond Fund are categorized as Level 2 under the hierarchy described above.

All investments for Core Bond Fund are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds, which are categorized as Level 1.

233

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

All investments for Investment Quality Bond Fund are categorized as Level 2 under the hierarchy described above, except for preferred securities, securities lending collateral, and futures, which are categorized as Level 1.

The following is a summary of the values by input classification of the funds’ investments as of August 31, 2015, by major security category or type:

	Total Market Value at 8-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Fund
U.S. Government and Agency obligations	$471,309,983	—	$471,309,983	—
Foreign government obligations	1,880,859	—	1,880,859	—
Corporate bonds	731,339,986	—	731,339,986	—
Capital preferred securities	14,543,511	—	14,543,511	—
Term loans	4,373,646	—	4,373,646	—
Convertible bonds	731,147	—	731,147	—
Municipal bonds	3,380,461	—	3,380,461	—
Collateralized mortgage obligations	326,488,825	—	326,488,825	—
Asset backed securities	203,242,773	—	203,242,773	—
Preferred securities	10,211,172	$7,570,455	2,640,717	—
Escrow certificates	115,584	—	115,584	—
Securities lending collateral	3,568,980	3,568,980	—	—
Short-term investments	105,365,073	96,716,073	8,649,000	—
Total investments in securities	$1,876,552,000	$107,855,508	$1,768,696,492	—

Alpha Opportunities Fund
Common stocks
Consumer discretionary	$222,725,801	$187,868,200	$34,413,877	$443,724
Consumer staples	87,610,800	61,823,897	25,786,903	—
Energy	90,056,149	86,646,126	3,410,023	—
Financials	261,266,751	233,461,121	27,627,519	178,111
Health care	285,225,004	257,741,589	27,483,415	—
Industrials	237,505,900	221,182,310	16,323,590	—
Information technology	254,680,810	228,645,341	24,764,478	1,270,991
Materials	72,978,530	62,700,575	10,277,955	—
Telecommunication services	7,206,954	5,996,450	1,210,504	—
Utilities	21,798,044	19,768,319	2,029,725	—
Preferred securities	28,732,696	—	—	28,732,696
Warrants	1,138,777	—	1,138,777	—
Securities lending collateral	52,962,906	52,962,906	—	—
Short-term investments	50,900,000	—	50,900,000	—
Total investments in securities	$1,674,789,122	$1,418,796,834	$225,366,766	$30,625,522
Other financial instruments:
Forward foreign currency contracts	($275,137)	—	($275,137)	—

Capital Appreciation Fund
Common stocks
Consumer discretionary	$648,554,241	$585,249,100	$63,305,141	—
Consumer staples	73,535,764	73,535,764	—	—
Energy	34,209,585	34,209,585	—	—
Financials	88,129,631	88,129,631	—	—
Health care	388,693,225	388,693,225	—	—
Industrials	51,877,013	51,877,013	—	—
Information technology	772,024,481	736,407,589	35,616,892	—
Materials	39,103,726	39,103,726	—	—
Securities lending collateral	27,121,439	27,121,439	—	—
Short-term investments	10,624,000	—	10,624,000	—
Total investments in securities	$2,133,873,105	$2,024,327,072	$109,546,033	—

Capital Appreciation Value Fund
Common stocks
Consumer discretionary	$144,342,773	$135,300,255	$9,042,518	—
Consumer staples	89,576,435	86,632,369	2,944,066	—
Energy	29,401,995	29,401,995	—	—
Financials	196,931,555	196,931,555	—	—
Health care	310,751,605	310,751,605	—	—
Industrials	204,009,923	204,009,923	—	—
Information technology	168,550,850	168,550,850	—	—
Materials	18,839,380	18,839,380	—	—
Telecommunication services	9,467,820	9,467,820	—	—
Utilities	81,136,629	81,136,629	—	—
Preferred securities	58,681,042	58,681,042	—	—

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	Total Market Value at 8-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Fund (continued)
Corporate bonds	$397,018,974	—	$397,018,974	—
Convertible bonds	1,904,349	—	1,904,349	—
Term loans	87,069,149	—	87,069,149	—
Asset backed securities	61,089	—	61,089	—
Short-term investments	204,204,288	$204,204,288	—	—
Total investments in securities	$2,001,947,856	$1,503,907,711	$498,040,145	—
Other financial instruments:
Written options	($5,047,789)	($588,759)	($4,459,030)	—

Fundamental Global Franchise Fund
Common stocks
Belgium	$8,220,149	—	$8,220,149	—
China	4,302,759	$4,302,759	—	—
France	22,670,057	—	22,670,057	—
Germany	19,016,897	—	19,016,897	—
Ireland	17,470,768	—	17,470,768	—
Netherlands	25,513,469	—	25,513,469	—
South Korea	10,984,099	—	10,984,099	—
Switzerland	7,620,032	—	7,620,032	—
United Kingdom	76,311,648	—	76,311,648	—
United States	213,756,715	213,756,715	—	—
Short-term investments	42,899,696	42,899,696	—	—
Total investments in securities	$448,766,289	$260,959,170	$187,807,119	—

Global Bond Fund
Foreign government obligations	$212,176,379	—	$212,176,379	—
Corporate bonds	136,914,334	—	136,914,334	—
Convertible bonds	495,625	—	495,625	—
Municipal bonds	535,364	—	535,364	—
U.S. Government and Agency obligations	114,557,492	—	114,557,492	—
Collateralized mortgage obligations	69,583,847	—	69,583,847	—
Asset backed securities	6,271,240	—	6,271,240	—
Common stocks	32,958	$32,958	—	—
Preferred securities	139,872	139,872	—	—
Escrow shares	848,280	—	848,280	—
Purchased options	130,371	14,844	115,527	—
Short-term investments	15,239,680	—	15,239,680	—
Total investments in securities	$556,925,442	$187,674	$556,737,768	—
Sale commitments outstanding	($94,314,599)	—	($94,314,599)	—
Other financial instruments:
Futures	($1,768,022)	($1,768,022)	—	—
Forward foreign currency contracts	$2,330,167	—	$2,330,167	—
Written options	($541,685)	—	($541,685)	—
Inflation swaps	$89,639	—	$89,639	—
Interest rate swaps	($1,227,809)	—	($1,227,809)	—
Credit default swaps	($343,366)	—	($343,366)	—
Volatility swaps	($608)	—	($608)	—
Currency swaps	$1,678,217	—	$1,678,217	—

Global Real Estate Fund
Common stocks
Australia	$16,316,233	—	$16,316,233	—
Canada	4,077,519	$4,077,519	—	—
Finland	2,062,930	—	2,062,930	—
France	12,041,822	—	12,041,822	—
Germany	10,229,306	—	10,229,306	—
Hong Kong	19,010,058	—	19,010,058	—
Ireland	1,453,686	—	1,453,686	—
Japan	33,918,184	—	33,918,184	—
Jersey, Channel Islands	260,855	—	260,855	—
Malta	217,088	—	—	$217,088
Netherlands	1,430,908	—	1,430,908	—
Singapore	6,503,533	—	6,503,533	—
Spain	571,907	—	571,907	—
Sweden	4,816,406	—	4,816,406	—
Switzerland	1,999,619	—	1,999,619	—

235

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 8-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Real Estate Fund (continued)
United Kingdom	$21,025,579	—	$21,025,579	—
United States	150,212,126	$150,212,126	—	—
Securities lending collateral	70,067	70,067	—	—
Total investments in securities	$286,217,826	$154,359,712	$131,641,026	$217,088

Health Sciences Fund
Common stocks
Consumer discretionary	$194,538	—	—	$194,538
Consumer staples	6,208,505	$5,843,559	$364,946	—
Financials	1,328,663	921,193	—	407,470
Health care	325,735,497	317,883,051	7,482,659	369,787
Industrials	7,913,400	7,913,400	—	—
Information technology	1,720,944	1,720,944	—	—
Preferred securities
Consumer discretionary	434,397	—	—	434,397
Health care	4,171,276	1,589,461	1,092,622	1,489,193
Information technology	307,268	—	—	307,268
Convertible bonds	540,956	—	540,956	—
Rights	37,440	37,440	—	—
Short-term investments	22,766,568	22,766,568	—	—
Total investments in securities	$371,359,452	$358,675,616	$9,481,183	$3,202,653
Other financial instruments:
Written options	($22,812)	($22,812)	—	—

High Yield Fund
Foreign government obligations	$2,258,167	—	$2,258,167	—
Corporate bonds	529,329,881	—	526,011,026	$3,318,855
Convertible bonds	2,413,089	—	2,413,089	—
Term loans	27,271,305	—	27,271,305	—
Common stocks	18,008,338	$10,193,534	—	7,814,804
Preferred securities	8,748,562	7,952,595	795,967	—
Warrants	281,190	—	281,190	—
Securities lending collateral	21,637,113	21,637,113	—	—
Total investments in securities	$609,947,645	$39,783,242	$559,030,744	$11,133,659
Other financial instruments:
Futures	($105,816)	($105,816)	—	—
Forward foreign currency contracts	($238,270)	—	($238,270)	—
Credit default swaps	($415,445)	—	($415,445)	—

International Growth Opportunities Fund
Common stocks
Argentina	$10,366,710	$10,366,710	—	—
Australia	3,737,818	—	$3,737,818	—
China	123,487,422	79,325,515	44,161,907	—
Denmark	28,560,882	—	28,560,882	—
France	39,258,387	—	39,258,387	—
Germany	36,003,672	—	36,003,672	—
Hong Kong	41,647,762	—	41,647,762	—
Ireland	15,494,759	—	15,494,759	—
Italy	32,031,909	—	32,031,909	—
Japan	99,906,167	—	99,906,167	—
Netherlands	11,478,188	—	11,478,188	—
Norway	9,667,824	—	9,667,824	—
Peru	9,553,303	9,553,303	—	—
Portugal	4,217,670	—	4,217,670	—
Russia	9,954,923	—	9,954,923	—
South Korea	16,386,714	—	16,386,714	—
Spain	82,235,501	—	82,235,501	—
Sweden	71,203,772	—	71,203,772	—
Switzerland	30,224,796	—	30,224,796	—
Turkey	8,689,900	—	8,689,900	—
United Kingdom	140,248,589	—	140,248,589	—
Short-term investments	10,314,632	10,314,632	—	—
Total investments in securities	$834,671,300	$109,560,160	$725,111,140	—

236

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 8-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Fund
Common stocks
Australia	$33,132,581	—	$33,132,581	—
Belgium	8,815,661	—	8,815,661	—
Brazil	25,108,332	$25,108,332	—	—
Canada	52,900,346	52,900,346	—	—
China	24,902,910	10,273,780	14,629,130	—
Denmark	20,140,236	—	20,140,236	—
France	24,526,824	—	24,526,824	—
Germany	59,265,626	—	59,265,626	—
Hong Kong	22,754,462	—	22,754,462	—
Israel	20,524,053	20,524,053	—	—
Japan	53,641,369	—	53,641,369	—
Mexico	15,159,059	15,159,059	—	—
Netherlands	10,864,012	—	10,864,012	—
Singapore	24,848,445	14,176,286	10,672,159	—
South Korea	11,251,869	—	11,251,869	—
Spain	8,728,678	—	8,728,678	—
Sweden	30,168,976	—	30,168,976	—
Switzerland	71,785,888	—	71,785,888	—
Taiwan	12,812,433	—	12,812,433	—
Thailand	11,884,312	—	11,884,312	—
Turkey	6,268,267	—	6,268,267	—
United Kingdom	156,743,028	—	156,743,028	—
Short-term investments	45,266,888	45,266,888	—	—
Total investments in securities	$751,494,255	$183,408,744	$568,085,511	—

International Small Cap Fund
Common stocks
Austria	$11,721,796	—	$11,721,796	—
Bahamas	13,058,717	$13,058,717	—	—
Belgium	12,605,865	—	12,605,865	—
Brazil	6,344,765	6,344,765	—	—
Canada	55,848,092	55,848,092	—	—
China	19,504,552	—	19,504,552	—
Finland	31,218,353	—	31,218,353	—
France	3,703,962	—	3,703,962	—
Germany	37,511,414	—	37,511,414	—
Hong Kong	52,687,799	—	52,687,799	—
India	8,417,462	—	8,417,462	—
Italy	20,215,411	—	20,215,411	—
Japan	132,939,051	—	132,939,051	—
Luxembourg	11,541,561	—	11,541,561	—
Netherlands	42,526,483	—	42,526,483	—
Norway	12,264,747	—	12,264,747	—
Singapore	704,156	—	—	$704,156
South Korea	58,666,935	—	58,666,935	—
Spain	15,245,291	—	15,245,291	—
Sweden	7,702,245	—	7,702,245	—
Switzerland	20,368,465	8,421,434	11,947,031	—
Taiwan	41,767,401	—	41,767,401	—
United Kingdom	104,850,570	—	104,850,570	—
Preferred securities
Brazil	3,867,059	3,867,059	—	—
Germany	6,365,651	—	6,365,651	—
Exchange-traded funds	23,847,966	23,847,966	—	—
Securities lending collateral	47,666,466	47,666,466	—	—
Short-term investments	42,500,000	—	42,500,000	—
Total investments in securities	$845,662,235	$159,054,499	$685,903,580	$704,156

International Value Fund
Common stocks
Australia	$7,081,940	—	$7,081,940	—
Belgium	10,268,178	—	10,268,178	—
Brazil	9,248,450	$9,248,450	—	—
Canada	100,142,924	100,142,924	—	—
China	94,658,766	20,167,898	74,490,868	—
Denmark	6,043,519	—	6,043,519	—

237

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 8-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Fund (continued)
France	$188,908,005	—	$188,908,005	—
Germany	150,396,929	—	150,396,929	—
Hong Kong	62,616,275	—	62,616,275	—
India	15,869,434	—	15,869,434	—
Ireland	19,999,504	—	19,999,504	—
Israel	35,540,923	$35,540,923	—	—
Italy	53,084,338	—	53,084,338	—
Japan	94,566,328	—	94,566,328	—
Netherlands	96,532,715	—	96,532,715	—
Norway	3,187,253	—	3,187,253	—
Russia	4,322,312	4,322,312	—	—
Singapore	12,721,613	—	12,721,613	—
South Africa	5,606,635	—	5,606,635	—
South Korea	200,165,136	93,750,031	106,415,105	—
Spain	19,708,677	—	19,708,677	—
Sweden	9,958,864	—	9,958,864	—
Switzerland	136,966,758	—	136,966,758	—
Thailand	11,219,972	—	11,219,972	—
United Kingdom	291,637,583	12,524,068	279,113,515	—
United States	24,793,071	24,793,071	—	—
Securities lending collateral	59,337,537	59,337,537	—	—
Short-term investments	93,500,000	—	93,500,000	—
Total investments in securities	$1,818,083,639	$359,827,214	$1,458,256,425	—

Mid Cap Stock Fund
Common stocks
Consumer discretionary	$275,650,776	$250,011,022	$22,865,051	$2,774,703
Consumer staples	66,110,667	35,234,055	30,876,612	—
Energy	20,902,389	20,902,389	—	—
Financials	81,512,980	65,881,448	14,567,602	1,063,930
Health care	396,193,269	357,159,759	39,033,510	—
Industrials	202,389,616	202,389,616	—	—
Information technology	246,250,021	237,062,888	1,631,214	7,555,919
Materials	20,266,389	20,266,389	—	—
Preferred securities	131,264,894	—	—	131,264,894
Securities lending collateral	102,919,474	102,919,474	—	—
Short-term investments	73,500,000	—	73,500,000	—
Total investments in securities	$1,616,960,475	$1,291,827,040	$182,473,989	$142,659,446

Mid Value Fund
Common stocks
Consumer discretionary	$95,403,800	$93,768,235	$1,635,565	—
Consumer staples	86,341,191	81,424,246	4,916,945	—
Energy	58,227,836	58,227,836	—	—
Financials	262,347,150	259,596,832	2,750,318	—
Health care	105,185,696	105,185,696	—	—
Industrials	87,710,985	87,710,985	—	—
Information technology	33,540,254	33,540,254	—	—
Materials	78,143,171	77,723,752	419,419	—
Telecommunication services	6,511,509	6,511,509	—	—
Utilities	68,041,075	68,041,075	—	—
Securities lending collateral	10,773,016	10,773,016	—	—
Short-term investments	75,564,384	75,564,384	—	—
Total investments in securities	$967,790,067	$958,067,820	$9,722,247	—

Real Return Bond Fund
U.S. Government and Agency obligations	$595,911,976	—	$595,911,976	—
Foreign government obligations	63,868,477	—	63,868,477	—
Corporate bonds	46,724,339	—	46,724,339	—
Municipal bonds	531,135	—	531,135	—
Collateralized mortgage obligations	11,815,088	—	11,815,088	—
Asset backed securities	27,672,019	—	27,672,019	—
Common stocks	9,261	$9,261	—	—
Purchased options	713,702	23,350	690,352	—
Short-term investments	5,302,395	—	5,302,395	—
Total investments in securities	$752,548,392	$32,611	$752,515,781	—

238

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	Total Market Value at 8-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Return Bond Fund (continued)
Other financial instruments:
Futures	($435,421)	($435,421)	—	—
Forward foreign currency contracts	$364,760	—	$364,760	—
Written options	($1,121,498)	—	($1,121,498)	—
Inflation swaps	($3,696,455)	—	($3,696,455)	—
Interest rate swaps	$190,557	—	$190,557	—
Credit default swaps	$339,803	—	$339,803	—

Science & Technology Fund
Common stocks
Consumer discretionary	$127,121,888	$126,934,985	—	$186,903
Financials	3,097,584	3,097,584	—	—
Health care	24,923,884	24,923,884	—	—
Industrials	5,645,746	4,064,148	$1,581,598	—
Information technology	620,851,120	569,953,987	33,944,086	16,953,047
Telecommunication services	23,856,727	6,250,458	17,606,269	—
Preferred securities	4,057,573	—	—	4,057,573
Securities lending collateral	40,792,550	40,792,550	—	—
Short-term investments	39,651,664	7,280,664	32,371,000	—
Total investments in securities	$889,998,736	$783,298,260	$85,502,953	$21,197,523

Small Cap Growth Fund
Common stocks
Consumer discretionary	$30,552,226	$30,552,226	—	—
Consumer staples	4,383,012	2,164,287	$2,218,725	—
Energy	3,363,058	3,363,058	—	—
Financials	23,276,352	23,276,352	—	—
Health care	54,493,952	54,493,952	—	—
Industrials	28,403,620	28,403,620	—	—
Information technology	43,961,525	43,412,839	226,392	$322,294
Materials	11,723,344	11,723,344	—	—
Preferred securities	7,077,612	—	—	7,077,612
Securities lending collateral	8,604,338	8,604,338	—	—
Total investments in securities	$215,839,039	$205,994,016	$2,445,117	$7,399,906

Strategic Equity Allocation Fund
Common stocks
Consumer discretionary	$730,261,231	$511,148,266	$219,112,965	—
Consumer staples	534,246,395	350,314,095	183,932,300	—
Energy	370,354,206	282,582,264	87,771,942	—
Financials	1,184,730,663	744,805,553	439,914,187	$10,923
Health care	768,247,821	572,938,336	195,173,979	135,506
Industrials	625,758,608	417,492,589	207,745,541	520,478
Information technology	859,207,800	742,752,468	116,301,423	153,909
Materials	260,850,635	146,355,101	114,495,534	—
Telecommunication services	182,131,227	88,407,422	93,703,867	19,938
Utilities	186,776,080	122,855,535	63,920,545	—
Preferred securities
Consumer discretionary	6,855,350	233,737	6,621,613	—
Consumer staples	3,042,755	282,880	2,759,875	—
Energy	1,015,789	1,015,789	—	—
Financials	5,483,994	5,483,994	—	—
Information technology	1,007,643	—	1,007,643	—
Materials	1,839,124	1,174,660	664,464	—
Telecommunication services	415,021	415,021	—	—
Utilities	416,749	416,749	—	—
Exchange-traded funds	40,011,521	40,011,521	—	—
Rights	32,487	32,487	—	—
Warrants	14,510	14,461	49	—
Securities lending collateral	71,711,840	71,711,840	—	—
Short-term investments	315,040,000	—	315,040,000	—
Total investments in securities	$6,149,451,449	$4,100,444,768	$2,048,165,927	$840,754
Other financial instruments:
Futures	($21,875,656)	($21,875,656)	—	—
Forward foreign currency contracts	($1,881,709)	—	($1,881,709)	—

239

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	Total Market Value at 8-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
U.S. Government and Agency obligations	$1,491,652,034	—	$1,491,652,034	—
Foreign government obligations	130,948,978	—	130,948,978	—
Corporate bonds	569,845,640	—	568,653,792	$1,191,848
Term loans	14,317,438	—	14,317,438	—
Capital preferred securities	2,842,000	—	2,842,000	—
Municipal bonds	100,122,659	—	100,122,659	—
Collateralized mortgage obligations	291,815,451	—	291,815,451	—
Asset backed securities	96,030,538	—	96,030,538	—
Preferred securities	33,912,720	$26,626,320	7,286,400	—
Purchased options	3,403,502	—	3,403,502	—
Short-term investments	14,981,073	—	14,981,073	—
Total investments in securities	$2,749,872,033	$26,626,320	$2,722,053,865	$1,191,848
Other financial instruments:
Futures	($3,814,959)	($3,814,959)	—	—
Forward foreign currency contracts	$34,503,664	—	$34,503,664	—
Written options	($4,612,274)	—	($4,612,274)	—
Interest rate swaps	($4,148,835)	—	($4,148,835)	—
Credit default swaps	$3,395,459	—	$3,395,459	—

U.S. High Yield Bond Fund
Corporate bonds	$318,285,352	—	$318,285,352	—
Capital preferred securities	1,543,500	—	1,543,500	—
Term loans	19,533,822	—	19,533,822	—
Common stocks	7,500	—	—	$7,500
Preferred securities	1,491,325	$1,482,885	—	8,440
Securities lending collateral	5,090,682	5,090,682	—	—
Short-term investments	2,763,064	694,275	2,068,789	—
Total investments in securities	$348,715,245	$7,267,842	$341,431,463	$15,940

Value Fund
Common stocks
Consumer discretionary	$43,972,036	$43,972,036	—	—
Consumer staples	10,194,344	10,194,344	—	—
Energy	22,706,302	15,862,650	$6,843,652	—
Financials	100,770,594	100,770,594	—	—
Health care	34,055,247	34,055,247	—	—
Industrials	63,007,234	63,007,234	—	—
Information technology	44,464,337	44,464,337	—	—
Materials	22,191,143	22,191,143	—	—
Telecommunication services	7,273,724	7,273,724	—	—
Utilities	9,139,466	9,139,466	—	—
Short-term investments	10,222,901	10,222,901	—	—
Total investments in securities	$367,997,328	$361,153,676	$6,843,652	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-14	$225,387	$15,322,300	$15,547,687
Realized gain (loss)	—	681,363	681,363
Change in unrealized appreciation (depreciation)	1,154,171	8,197,183	9,351,354
Purchases	513,268	8,493,095	9,006,363
Sales	—	(3,961,245)	(3,961,245)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 8-31-15	$1,892,826	$28,732,696	$30,625,522
Change in unrealized at period end*	$1,154,171	8,197,183	$9,351,354

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

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High Yield Fund
	Corporate Bonds	Convertible Bonds	Common Stocks	Totals
Balance as of 8-31-14	$5,328,514	1,993,000	$12,056,491	$19,378,005
Realized gain (loss)	137,261	—	—	137,261
Change in unrealized appreciation (depreciation)	(487,664)	—	(4,746,320)	(5,233,984)
Purchases	467,173	—	—	467,173
Sales	(2,126,429)	—	—	(2,126,429)
Transfers into Level 3	—	—	504,633	504,633
Transfers out of Level 3	—	(1,993,000)	—	(1,993,000)
Balance as of 8-31-15	$3,318,855	—	$7,814,804	$11,133,659
Change in unrealized at period end*	($490,167)	—	($4,746,320)	($5,236,487)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Mid Cap Stock Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-14	$1,421,591	$76,134,758	$77,556,349
Realized gain (loss)	—	4,540,613	4,540,613
Change in unrealized appreciation (depreciation)	6,908,863	35,309,641	42,218,504
Purchases	3,064,098	37,460,590	40,524,688
Sales	—	(22,180,708)	(22,180,708)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 8-31-15	$11,394,552	$131,264,894	$142,659,446
Change in unrealized at period end*	$6,908,863	$35,309,641	$42,218,504

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Science & Technology Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-14	$15,765,155	$1,271,211	$17,036,366
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	1,225,000	289,282	1,514,282
Purchases	149,795	2,497,080	2,646,875
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 8-31-15	$17,139,950	$4,057,573	$21,197,523
Change in unrealized at period end*	$1,225,000	$289,282	$1,514,282

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Small Cap Growth Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-14	$229,671	$4,288,980	$4,518,651
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	82,961	753,229	836,190
Purchases	9,662	2,793,822	2,803,484
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(758,419)	(758,419)
Balance as of 8-31-15	$322,294	$7,077,612	$7,399,906
Change in unrealized at period end*	$82,961	$753,229	$836,190

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

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The valuation techniques and significant unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the tables below.

Alpha Opportunities Fund	Fair Value at 8-31-15	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$93,697	Market Approach	Prior/recent transactions	$11.49

	$1,799,129	Market Approach	Prior/recent transactions Discount	$7.67 – $45.76 (weighted average $17.57) 6.9% – 8.9% (weighted average 7.3%)
	$1,892,826

Preferred Securities	$5,513,496	Market Approach	EV to revenue multiple Discount	1.31x – 14.50x (weighted average 5.87x) 7.5% – 17.5% (weighted average 12.4%)

	$1,845,053	Market Approach	EV to revenue multiple Discount Allocated using OPM – Volatility	3.98x – 5.79x (weighted average 4.40x) 10% – 17.5% (weighted average 11.7%) 40%

	$861,146	Market Approach	Liquidation Preference	$11.61

	$14,640,888	Market Approach	Prior/recent transactions Discount	$32.83 – $45.76 (weighted average $39.28) 8.2% – 9.2% (weighted average 8.5%)
	$5,872,113	Market Approach	Prior / recent transactions	$3.30 – $35.90 (weighted average $21.47)
	$28,732,696
Total	$30,625,522

High Yield Fund	Fair Value at 8-31-15		Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$352,961		Market Approach	Prior/recent transactions	$0.06

	$7,090,438		Market Approach	EV/EBITDA multiple Discount	5.48x – 9.32x (weighted average 6.92x) 10% – 17.5% (weighted average 12.4%)
	$7,443,399

Corporate Bonds	$3,318,855		Market Approach	Yield spread	440 bps – 756 bps (weighted average 637.11 bps)
Total	$10,762,254	*

*	Amount excludes valuations provided by a broker, which amounted to $371,405.

Mid Cap Stock Fund	Fair Value at 8-31-15	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$10,827,580	Market Approach	Prior/recent transactions Discount	$7.67 – $45.76 (weighted average $17.91) 6.9% – 8.9% (weighted average 7.3%)

	$566,972	Market Approach	Prior/recent transactions	$11.49
	$11,394,552

Preferred Securities	$18,794,220	Market Approach	EV to revenue multiple Discount Allocated using OPM – Volatility	1.67x – 5.79x (weighted average 3.30x) 10% – 17.5% (weighted average 14.2%) 40%
	$23,562,282	Market Approach	EV to revenue multiple Discount	1.31x – 9.48x (weighted average 5.41x) 7.5% – 17.5% (weighted average 12.6%)
	$5,035,220	Market Approach	Liquidation Preference	$11.61

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Mid Cap Stock Fund, continued	Fair Value at 8-31-15	Valuation Technique	Significant Unobservable Inputs	Input/Range
Preferred Securities (continued)	$61,027,668	Market Approach	Prior/recent transactions Discount	$32.89 – $45.76 (weighted average $39.73) 8.2% – 9.2% (weighted average 8.6%)
	$22,845,504	Market Approach	Prior/recent transactions	$3.30 – $35.90 (weighted average $13.50)
	$131,264,894
Total	$142,659,446

Science & Technology Fund	Fair Value at 8-31-15	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$1,780,916	Market Approach	EV to revenue multiple Discount	9.77x 17.5%

	$186,903	Market Approach	Prior/recent transactions	$142.24

	$15,172,131	Market Approach	Prior/recent transactions Interest rate	$13.75 5.75%
	$17,139,950

Preferred Securities	$2,690,797	Market Approach	Prior/recent transactions	$93.09 – $142.24 (weighted average $114.36)

	$1,366,776	Market Approach	Prior/recent transactions Discount	$32.83 8.9%
	$4,057,573
Total	$21,197,523

Small Cap Growth Fund	Fair Value at 8-31-15	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$309,485	Market Approach	EV to revenue multiple Probability weighted expected Future Price Discount	3.57x $2.90 37%

	$12,809	Market Approach	Prior/recent transactions Discount	$7.67 6.9%
	$322,294

Preferred Securities	$2,169,281	Market Approach	EV to revenue multiple Discount	4.49x – 9.48x (weighted average 5.59x) 7.5% – 17.5% (weighted average 11.6%)

	$1,849,885	Market Approach	Prior/recent transactions Discount	$7.67 – $45.76 (weighted average $32.22) 6.9% – 8.9% (weighted average 8.3%)

	$839,997	Market Approach	Liquidation Preference	$11.61

	$607,803	Market Approach	EV to revenue multiple Probability weighted expected Future Price Discount	3.57x $4.18 37%

	$1,610,646	Market Approach	Prior/recent transactions	$3.80 – $19.09 (weighted average $9.87)
	$7,077,612
Total	$7,399,906

A change to unobservable inputs of the fund’s Level 3 securities may result in changes to the fair value measurement, as follows:

Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) – Volatility	Variable	Variable
Discount	Decrease	Increase
Enterprise values to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Interest rate	Increase	Decrease
Liquidation Preference	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Probability – weighted expected price	Increase	Decrease

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Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Yield spread	Decrease	Increase

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the funds for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, a fund delivers a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.

The following table summarizes the open reverse repurchase agreements as of August 31, 2015:

Fund	Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
Real Return Bond Fund	JPMorgan Chase & Co.(1)	0.23%	8/19/2015	9/2/2015	$1,852,500	($1,852,642)
Real Return Bond Fund	The Royal Bank of Scotland(2)	0.30%	8/27/2015	9/3/2015	7,446,250	(7,446,498)
Real Return Bond Fund	The Bank of Nova Scotia(3)	0.40%	8/31/2015	10/13/2015	5,381,250	(5,381,250)
Real Return Bond Fund	The Bank of Nova Scotia(4)	0.41%	8/21/2015	10/21/2015	58,163,560	(58,170,185)
Real Return Bond Fund	The Bank of Nova Scotia(5)	0.39%	8/25/2015	10/26/2015	401,500	(401,526)
Real Return Bond Fund	Societe Generale(6)	0.18%	8/27/2015	9/1/2015	3,239,000	(3,239,065)
Real Return Bond Fund	Societe Generale(7)	0.25%	8/24/2015	9/1/2015	2,486,550	(2,486,671)
Real Return Bond Fund	Societe Generale(8)	0.25%	8/4/2015	9/2/2015	444,750	(444,833)
Real Return Bond Fund	Societe Generale(9)	0.29%	8/20/2015	9/3/2015	16,731,000	(16,732,483)
Real Return Bond Fund	Societe Generale(10)	0.29%	8/17/2015	9/8/2015	5,301,000	(5,301,598)
Total Return Fund	JPMorgan Chase & Co.(11)	0.22%	8/18/2015	9/1/2015	2,988,000	(2,988,237)
Total Return Fund	JPMorgan Chase & Co.(12)	0.23%	8/19/2015	9/2/2015	22,044,750	(22,046,440)
Total Return Fund	JPMorgan Chase & Co.(13)	0.22%	8/20/2015	9/3/2015	7,332,000	(7,332,493)
Total Return Fund	Toronto Dominion Bank(14)	0.35%	9/1/2015	9/14/2015	15,392,000	(15,391,850)
Total Return Fund	Standard Chartered Bank(15)	0.37%	8/26/2015	10/26/2015	2,950,500	(2,950,652)
Total Return Fund	The Royal Bank of Scotland(16)	0.32%	8/24/2015	9/1/2015	12,331,125	(12,331,892)
Total Return Fund	The Royal Bank of Scotland(17)	0.40%	8/25/2015	10/6/2015	8,015,625	(8,016,159)

(1)	Reverse repurchase agreement with JPMorgan Chase & Co. dated 8/19/2015 at 0.23% to be repurchased at $1,852,666 on 9/2/2015, collateralized by $2,000,000 U.S. Treasury Bonds, 2.500% due 2/15/2045 (valued at $1,811,302, including interest)

(2)	Reverse repurchase agreement with The Royal Bank of Scotland dated 8/27/2015 at 0.30% to be repurchased at $7,446,684 on 9/3/2015, collateralized by $7,400,000 U.S. Treasury Notes, 1.500% due 5/31/2020 (valued at $7,394,221, including interest)

(3)	Reverse repurchase agreement with The Bank of Nova Scotia dated 8/31/2015 at 0.40% to be repurchased at $5,383,821 on 10/13/2015, collateralized by $5,000,000 U.S. Treasury Inflation Indexed Notes, 0.625% due 7/15/2021 (valued at $5,076,630, including interest)

(4)	Reverse repurchase agreement with The Bank of Nova Scotia dated 8/21/2015 at 0.41% to be repurchased at $58,203,968 on 10/21/2015, collateralized by $57,304,000 U.S. Treasury Inflation Indexed Notes, 0.125%—0.375% due 7/15/2022–7/15/2023 (valued at $55,977,703 including interest)

(5)	Reverse repurchase agreement with The Bank of Nova Scotia dated 8/25/2015 at 0.39% to be repurchased at $401,770 on 10/26/2015, collateralized by $400,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 1/15/2023 (valued at $386,802, including interest)

(6)	Reverse repurchase agreement with Societe Generale dated 8/27/2015 at 0.18% to be repurchased at $3,239,081 on 9/1/2015, collateralized by $3,160,000 U.S. Treasury Bonds, 3.000% due 5/15/2045 (valued at $3,182,382, including interest)

(7)	Reverse repurchase agreement with Societe Generale dated 8/24/2015 at 0.25% to be repurchased at $2,486,688 on 9/1/2015, collateralized by $2,420,000 U.S. Treasury Bonds, 2.875% due 8/15/2045 (valued at $2,381,241, including interest)

(8)	Reverse repurchase agreement with Societe Generale dated 8/4/2015 at 0.25% to be repurchased at $444,840 on 9/2/2015, collateralized by $300,000 U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/2025 (valued at $347,516, including interest)

(9)	Reverse repurchase agreement with Societe Generale dated 8/20/2015 at 0.29% to be repurchased at $16,732,887 on 9/3/2015, collateralized by $15,600,000 U.S. Treasury Inflation Indexed Notes, 0.625% due 7/15/2021 (valued at $15,839,086, including interest)

(10)	Reverse repurchase agreement with Societe Generale dated 8/17/2015 at 0.29% to be repurchased at $5,301,939 on 9/8/2015, collateralized by $3,600,000 U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/2025 (valued at $4,170,186, including interest)

(11)	Reverse repurchase agreement with JPMorgan Chase & Co. dated 8/18/2015 at 0.22% to be repurchased at $2,988,256 on 9/1/2015, collateralized by $3,200,000 U.S. Treasury Bonds, 2.500% due 2/15/2045 (valued at $2,898,083, including interest)

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(12)	Reverse repurchase agreement with JPMorgan Chase & Co. dated 8/19/2015 at 0.23% to be repurchased at $22,046,722 on 9/2/2015, collateralized by $23,800,000 U.S. Treasury Bonds, 2.500% due 2/15/2045 (valued at $21,554,494, including interest)

(13)	Reverse repurchase agreement with JPMorgan Chase & Co. dated 8/20/2015 at 0.22% to be repurchased at $7,332,627 on 9/3/2015, collateralized by $7,800,000 U.S. Treasury Bonds, 2.500% due 2/15/2045 (valued at $7,064,078, including interest)

(14)	Reverse repurchase agreement with Toronto Dominion Bank dated 9/1/2015 at 0.35% to be repurchased at $15,393,945 on 9/14/2015, collateralized by $14,800,000 U.S. Treasury Bonds, 3.125% due 8/15/2044 (valued at $15,242,461, including interest)

(15)	Reverse repurchase agreement with Standard Chartered Bank dated 8/26/2015 at 0.37% to be repurchased at $2,952,350 on 10/26/2015, collateralized by $2,800,000 U.S. Treasury Bonds, 3.125% due 8/15/2044 (valued at $2,883,709, including interest)

(16)	Reverse repurchase agreement with The Royal Bank of Scotland dated 8/24/2015 at 0.32% to be repurchased at $12,332,002 on 9/1/2015, collateralized by $11,300,000 U.S. Treasury Bonds, 3.125% due 8/15/2044 (valued at $11,637,825, including interest)

(17)	Reverse repurchase agreement with The Royal Bank of Scotland dated 8/25/2015 at 0.40% to be repurchased at $8,019,366 on 10/6/2015, collateralized by $7,500,000 U.S. Treasury Bonds, 3.125% due 8/15/2044 (valued at $7,724,220, including interest)

When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date. As a result, the Total Return Fund has received the following amount of cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral held by the fund:

Fund	Counterparty	Collateral Received
Total Return Fund	Barclays Capital, Inc.	$400,000
	Credit Suisse Securities (USA) LLC	280,000
	Goldman Sachs & Company	1,430,000
		$2,110,000

Sale-Buybacks. Certain funds may enter into financing transactions referred to as sale-buybacks and are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a fund to counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the fund are reflected as a liability on the Statements of assets and liabilities. The fund will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the fund would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of operations. Interest payments based upon negotiated financing terms made by the fund to counterparties are recorded as a component of interest expense on the Statements of operations. In periods of increased demand for the security, the fund may receive a fee for use of the security by the counterparty, which may result in income to the fund. The average borrowings by the funds and the weighted average interest rate for the year ended August 31, 2015 and the exposure to the counterparties at August 31, 2015 were as follows:

Fund	Average Borrowing	Weighted Average Interest Rate
Global Bond Fund	$12,667,299	0.61%
Real Return Bond Fund	71,900,346	0.23%
Total Return Fund	11,007,762	(0.03%)

Fund	Counterparty	Payable for fund borrowed	Market value of securities	Net exposure
Real Return Bond Fund	Barclays Capital, Inc.	($17,586,411)	$17,566,195	($20,216)
	BNP Paribas Securities Corp.	(21,380,848)	21,224,502	(156,346)
	Morgan Stanley Co., Inc.	(45,601,463)	45,143,128	(458,335)
		($84,568,722)	$83,933,825	($634,897)

Total Return Fund	Barclays Capital, Inc.	($1,671,312)	$1,647,834	($23,478)
	BNP Paribas Securities Corp.	(10,211,105)	9,994,288	(216,817)
		($11,882,417)	$11,642,122	($240,295)

Term loans. Certain funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would

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likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2015, Investment Quality Bond Fund had $9,969 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the fund may need to sell other investments to make distributions.

Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, a fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The funds may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their collateral in JHCT, an affiliate of the funds, which has a floating net asset value and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the funds is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The funds may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The funds may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund or trust or property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the funds and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the funds and other affiliated funds had an agreement

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with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. Commitment fees for the year ended August 31, 2015 were as follows:

Fund	Commitment Fee
Active Bond Fund	$1,125
All Cap Core Fund	770
Alpha Opportunities Fund	1,140
Asia Pacific Total Return Bond Fund	650
Capital Appreciation Fund	1,318
Capital Appreciation Value Fund	1,239
Core Bond Fund	771
Fundamental Global Franchise Fund	660
Global Bond Fund	700
Global Real Estate Fund	610
Health Sciences Fund	680
High Yield Fund	751
International Growth Opportunities Fund	802
International Growth Stock Fund	746
International Small Cap Fund	747
International Value Fund	1,183
Investment Quality Bond Fund	686
Lifestyle II Aggressive Portfolio	505
Lifestyle II Balanced Portfolio	$516
Lifestyle II Conservative Portfolio	502
Lifestyle II Growth Portfolio	512
Lifestyle II Moderate Portfolio	504
Mid Cap Stock Fund	1,079
Mid Value Fund	865
Real Estate Equity Fund	585
Real Estate Securities Fund	709
Real Return Bond Fund	687
Science & Technology Fund	849
Short Term Government Income Fund	578
Small Cap Growth Fund	581
Small Company Growth Fund	569
Small Company Value Fund	621
Strategic Equity Allocation Fund	2,651
Total Return Fund	1,261
U.S. High Yield Bond Fund	634
Value Fund	641

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2015, certain funds have capital loss carryforwards available to offset future net realized capital gains. Use of certain losses acquired in mergers, may be limited in a given year. The following table details the capital loss carryforwards available as of August 31, 2015:

	Capital Loss Carryforwards Expiring at August 31			No Expiration Date
Fund	2017	2018	2019	Short Term	Long Term
Asia Pacific Total Return Bond Fund	—	—	—	$1,327,427	$5,385,245
Core Bond Fund	—	—	—	1,550,607	881,113
Global Bond Fund	$2,907,427	—	—	—	—
Global Real Estate Fund	—	$132,974,012	—	—	—
High Yield Fund	24,597,994	229,714,878	—	—	—
International Small Cap Fund	—	16,694,169	—	—	—
International Value Fund	—	88,133,382	—	—	—
Real Return Bond Fund	—	—	—	12,315,825	5,118,082
Short Term Government Income Fund	—	—	—	2,329,899	3,380,288

As of August 31, 2015, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on August 31, 2015, including short-term investments, for federal income tax purposes, were as follows:

Fund	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Active Bond Fund	$1,865,171,415	$40,587,287	($29,206,702)	$11,380,585
All Cap Core Fund	679,364,385	48,488,707	(26,139,048)	22,349,659
Alpha Opportunities Fund	1,694,533,444	115,792,269	(135,536,591)	(19,744,322)
Asia Pacific Total Return Bond Fund	422,859,717	970,423	(44,364,807)	(43,394,384)
Capital Appreciation Fund	1,193,663,891	962,352,055	(22,142,841)	940,209,214
Capital Appreciation Value Fund	1,854,669,182	192,309,733	(45,031,059)	147,278,674

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Fund	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Core Bond Fund	$1,339,757,308	$3,427,046	($16,399,623)	($12,972,577)
Fundamental Global Franchise Fund	388,989,242	69,160,598	(9,383,551)	59,777,047
Global Bond Fund	588,215,896	4,297,666	(35,588,120)	(31,290,454)
Global Real Estate Fund	276,322,972	21,442,001	(11,547,147)	9,894,854
Health Sciences Fund	253,529,345	120,421,594	(2,591,487)	117,830,107
High Yield Fund	686,424,869	10,054,472	(86,531,696)	(76,477,224)
International Growth Opportunities Fund	778,161,674	123,866,888	(67,357,262)	56,509,626
International Growth Stock Fund	704,938,927	100,577,871	(54,022,543)	46,555,328
International Small Cap Fund	772,287,941	162,417,096	(89,042,802)	73,374,294
International Value Fund	1,917,566,986	193,554,020	(293,037,367)	(99,483,347)
Investment Quality Bond Fund	758,826,921	4,442,651	(13,552,201)	(9,109,550)
Lifestyle II Aggressive Portfolio	47,966,398	14,261	(3,030,691)	(3,016,430)
Lifestyle II Balanced Portfolio	147,181,976	10,703	(6,331,597)	(6,320,894)
Lifestyle II Conservative Portfolio	29,959,972	—	(810,451)	(810,451)
Lifestyle II Growth Portfolio	123,577,642	19,164	(6,576,162)	(6,556,998)
Lifestyle II Moderate Portfolio	45,038,560	—	(1,753,661)	(1,753,661)
Mid Cap Stock Fund	1,462,192,008	220,322,396	(65,553,929)	154,768,467
Mid Value Fund	858,648,675	173,083,072	(63,941,680)	109,141,392
Real Estate Equity Fund	145,424,675	84,865,566	(1,054,645)	83,810,921
Real Estate Securities Fund	487,549,168	58,180,091	(23,589,646)	34,590,445
Real Return Bond Fund	787,313,298	1,079,399	(35,844,305)	(34,764,906)
Science & Technology Fund	880,661,649	64,728,813	(55,391,726)	9,337,087
Short Term Government Income Fund	228,285,365	705,129	(3,766,757)	(3,061,628)
Small Cap Growth Fund	195,185,018	33,395,214	(12,741,193)	20,654,021
Small Company Growth Fund	139,520,900	57,187,663	(9,064,543)	48,123,120
Small Company Value Fund	208,505,773	93,052,661	(9,262,130)	83,790,531
Strategic Equity Allocation Fund	5,421,305,443	1,068,183,272	(340,037,266)	728,146,006
Total Return Fund	2,820,300,198	23,631,202	(94,059,367)	(70,428,165)
U.S. High Yield Bond Fund	369,871,350	4,639,437	(25,795,542)	(21,156,105)
Value Fund	319,149,222	69,914,799	(21,066,693)	48,848,106

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Active Bond Fund, Core Bond Fund, High Yield Fund, Investment Quality Bond Fund, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Moderate Portfolio, Real Return Bond Fund, Short Term Government Income Fund, Total Return Fund, and U.S. High Yield Bond Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.

The tax character of distributions for the year ended August 31, 2015, was as follows:

	2015 Distributions
Fund	Ordinary Income	Long Term Capital Gains	Total
Active Bond Fund	$67,765,620	$6,088,702	$73,854,322
All Cap Core Fund	5,160,798	53,311,865	58,472,663
Alpha Opportunities Fund	116,883,226	105,888,697	222,771,923
Asia Pacific Total Return Bond Fund	11,460,097	—	11,460,097
Capital Appreciation Fund	30,451,938	144,829,938	175,281,876
Capital Appreciation Value Fund	65,005,667	184,995,613	250,001,280
Core Bond Fund	12,386,439	—	12,386,439
Fundamental Global Franchise Fund	4,430,152	22,617,184	27,047,336
Global Bond Fund	—	—	—
Global Real Estate Fund	8,099,034	—	8,099,034
Health Sciences Fund	5,012,068	136,121,192	141,133,260
High Yield Fund	54,420,053	—	54,420,053
International Growth Opportunities Fund	7,264,421	28,809,409	36,073,830
International Growth Stock Fund	15,004,076	15,869,098	30,873,174
International Small Cap Fund	3,891,095	—	3,891,095
International Value Fund	50,695,489	—	50,695,489
Investment Quality Bond Fund	13,797,077	1,711,322	15,508,399
Lifestyle II Aggressive Portfolio	241,009	—	241,009
Lifestyle II Balanced Portfolio	820,941	4	820,945
Lifestyle II Conservative Portfolio	195,575	10	195,585
Lifestyle II Growth Portfolio	434,007	2	434,009
Lifestyle II Moderate Portfolio	306,068	—	306,068
Mid Cap Stock Fund	41,500,720	174,980,539	216,481,259
Mid Value Fund	31,586,841	97,090,245	128,677,086
Real Estate Equity Fund	3,735,160	5,881,047	9,616,207
Real Estate Securities Fund	13,435,607	39,456,108	52,891,715
Real Return Bond Fund	13,266,723	—	13,266,723
Science & Technology Fund	69,500,108	67,901,426	137,401,534
Short Term Government Income Fund	3,900,419	—	3,900,419
Small Cap Growth Fund	7,606,317	19,964,962	27,571,279

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	2015 Distributions
Fund	Ordinary Income	Long Term Capital Gains	Total
Small Company Growth Fund	$6,828,020	$14,650,012	$21,478,032
Small Company Value Fund	3,945,179	27,659,012	31,604,191
Strategic Equity Allocation Fund	116,260,521	134,116,596	250,377,117
Total Return Fund	72,436,244	4,521,714	76,957,958
U.S. High Yield Bond Fund	27,893,893	12,712,123	40,606,016
Value Fund	13,468,405	16,826,245	30,294,650

The tax character of distributions for the year ended August 31, 2014, was as follows:

	2014 Distributions
Fund	Ordinary Income	Long Term Capital Gains	Total
Active Bond Fund	$66,273,818	$8,440,130	$74,713,948
All Cap Core Fund	7,493,145	—	7,493,145
Alpha Opportunities Fund	152,208,389	47,611,093	199,819,482
Asia Pacific Total Return Bond Fund	15,511,730	64,029	15,575,759
Capital Appreciation Fund	12,838,978	103,837,880	116,676,858
Capital Appreciation Value Fund	68,494,135	168,188,183	236,682,318
Core Bond Fund	10,540,349	1,983,187	12,523,536
Fundamental Global Franchise Fund	15,559,683	7,205,010	22,764,693
Global Bond Fund	—	—	—
Global Real Estate Fund	12,325,059	—	12,325,059
Health Sciences Fund	7,867,113	91,837,195	99,704,308
High Yield Fund	73,273,875	—	73,273,875
International Growth Opportunities Fund	10,096,542	4,920,537	15,017,079
International Growth Stock Fund	11,051,305	—	11,051,305
International Small Cap Fund	10,165,110	—	10,165,110
International Value Fund	30,841,125	—	30,841,125
Investment Quality Bond Fund	13,491,702	2,841,383	16,333,085
Lifestyle II Aggressive Portfolio	—	—	—
Lifestyle II Balanced Portfolio	2,233	—	2,233
Lifestyle II Conservative Portfolio	2,279	—	2,279
Lifestyle II Growth Portfolio	—	—	—
Lifestyle II Moderate Portfolio	1,964	—	1,964
Mid Cap Stock Fund	87,961,771	97,250,317	185,212,088
Mid Value Fund	16,106,488	20,995,462	37,101,950
Real Estate Equity Fund	3,727,077	—	3,727,077
Real Estate Securities Fund	16,537,265	39,418,193	55,955,458
Real Return Bond Fund	13,079,218	—	13,079,218
Science & Technology Fund	19,774,549	—	19,774,549
Short Term Government Income Fund	3,112,504	—	3,112,504
Small Cap Growth Fund	6,069,136	15,545,077	21,614,213
Small Company Growth Fund	1,739,076	6,697,038	8,436,114
Small Company Value Fund	734,181	2,138,107	2,872,288
Strategic Equity Allocation Fund	96,559,329	57,106,332	153,665,661
Total Return Fund	56,709,862	28,451,241	85,161,103
U.S. High Yield Bond Fund	43,388,258	10,899,268	54,287,526
Value Fund	3,478,560	19,189,198	22,667,758

Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. Net capital losses that are a result of security transactions occurring after October 31, 2014, are treated as occurring on September 1, 2015 the first day of the funds’ next taxable year. Qualified late year ordinary losses are treated as occurring on September 1, 2015, the first day of the funds’ next taxable year. As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Capital Loss Carryforward	Post-October Deferral	Qualified Late Year Ordinary Losses
Active Bond Fund	$16,939,909	—	—	—	—
All Cap Core Fund	28,115,538	$54,567,179	—	—	—
Alpha Opportunities Fund	61,844,821	140,233,991	—	—	—
Asia Pacific Total Return Bond Fund	8,688,244	—	$6,712,672	—	—
Capital Appreciation Fund	1,403,374	231,375,222	—	—	—
Capital Appreciation Value Fund	54,909,803	150,365,735	—	—	—
Core Bond Fund	5,232,397	—	2,431,720	—	—
Fundamental Global Franchise Fund	3,573,826	32,215,699	—	—	—
Global Bond Fund	—	—	2,907,427	—	$2,112,123
Global Real Estate Fund	1,674,287	—	132,974,012	—	—
Health Sciences Fund	24,418,990	177,999,101	—	—	—
High Yield Fund	10,871,014	—	254,312,872	$16,430,671	—
International Growth Opportunities Fund	3,804,248	—	—	5,676,525	—
International Growth Stock Fund	8,693,268	12,947,188	—	—	—
International Small Cap Fund	4,989,361	—	16,694,169	3,785,022	—

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Capital Loss Carryforward	Post-October Deferral	Qualified Late Year Ordinary Losses
International Value Fund	$31,194,271	—	$88,133,382	$3,050,043	—
Investment Quality Bond Fund	4,906,433	$1,362,411	—	—	—
Lifestyle II Aggressive Portfolio	14,996	251,890	—	—	—
Lifestyle II Balanced Portfolio	244,191	426,652	—	—	—
Lifestyle II Conservative Portfolio	81,736	42,354	—	—	—
Lifestyle II Growth Portfolio	230,210	380,102	—	—	—
Lifestyle II Moderate Portfolio	110,220	112,655	—	—	—
Mid Cap Stock Fund	9,118,296	158,783,908	—	—	—
Mid Value Fund	6,912,392	77,287,612	—	—	—
Real Estate Equity Fund	1,590,141	20,866,712	—	—	—
Real Estate Securities Fund	8,381,508	46,441,613	—	—	—
Real Return Bond Fund	6,350,556	—	17,433,907	—	—
Science & Technology Fund	21,292,192	143,503,169	—	—	—
Short Term Government Income Fund	1,150,845	—	5,710,187	—	—
Small Cap Growth Fund	—	28,505,975	—	257,449	$708,415
Small Company Growth Fund	1,939,581	17,467,961	—	—	—
Small Company Value Fund	1,562,970	54,626,307	—	—	—
Strategic Equity Allocation Fund	72,628,378	197,717,317	—	—	—
Total Return Fund	61,738,085	2,873,875	—	—	—
U.S. High Yield Bond Fund	4,607,407	—	—	533,274	—
Value Fund	592,751	28,685,303	—	—	—

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, partnerships, amortization and accretion on debt securities, straddle loss deferrals, characterization of distributions, wash sale loss deferrals, real estate investment trusts, defaulted bonds, treasury inflation protected securities, litigation proceeds and investments in passive foreign investment companies.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash for Real Return Bond Fund is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or cash held at the broker for futures contracts.

3.  DERIVATIVE INSTRUMENTS The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market and may be regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the funds’ custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statements of assets and liabilities. Each fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between a fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to a broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and Receivable for exchange-cleared swaps, respectively.

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Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects a fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable/payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by a fund. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at August 31, 2015, and range of futures contracts notional amounts held by the funds during the year ended August 31, 2015. In addition, the tables detail how the funds used futures contracts during the year ended August 31, 2015.

All Cap Core Fund

The fund used futures contracts to substitute for securities purchase (or to be purchased). The fund held futures contracts with total notional values ranging from approximately $3.6 million to $12.0 million, as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
All Cap Core Fund	Russell 2000 Mini Index Futures	6	Long	Sep 2015	$752,233	$694,500	($57,733)
	S&P 500 Index E-Mini Futures	55	Long	Sep 2015	5,804,368	5,415,300	(389,068)
							($446,801)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Asia Pacific Total Return Bond Fund

The fund used futures contracts to manage against anticipated interest rate changes and manage duration of the fund. The fund held futures contracts with total notional values ranging up to approximately $75.6 million, as measured at each quarter end. At August 31, 2015, the fund held no open futures contracts.

Global Bond Fund

The fund used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. The fund held futures contracts with total notional values ranging from approximately $281.6 million to $575.9 million, as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Fund	10-Year U.S. Treasury Note Futures	1,331	Long	Dec 2015	$170,446,251	$169,120,188	($1,326,063)
	5-Year U.S. Treasury Note Futures	584	Long	Dec 2015	69,979,086	69,751,500	(227,586)
	Euro-Buxl Futures	5	Long	Sep 2015	882,352	850,478	(31,874)
	Eurodollar Futures	98	Long	Mar 2016	24,202,548	24,348,100	145,552
	Euro-OAT Futures	135	Long	Sep 2015	22,619,610	22,376,636	(242,974)
	German Euro BOBL Futures	128	Long	Dec 2015	18,438,596	18,414,042	(24,554)
	Mid-Term Euro-OAT Futures	128	Long	Sep 2015	18,314,596	18,319,243	4,647
	U.K. Long Gilt Bond Futures	30	Long	Dec 2015	5,433,316	5,394,842	(38,474)
	Ultra U.S. Treasury Bond Futures	16	Long	Dec 2015	2,533,886	2,534,500	614
	Euro BTP Futures	52	Long	Dec 2015	7,807,530	7,790,553	(16,977)
	10-Year Australian Treasury Bond Futures	66	Short	Sep 2015	(5,898,758)	(6,049,703)	(150,945)
	10-Year Canada Government Bond Futures	89	Short	Dec 2015	(9,696,295)	(9,567,026)	129,269
	Eurodollar Futures	3	Short	Jun 2016	(741,709)	(744,038)	(2,329)
	German Euro BUND Futures	17	Short	Dec 2015	(2,936,201)	(2,922,529)	13,672
							($1,768,022)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

High Yield Fund

The fund used futures contracts to manage against anticipated interest rate changes. The fund held futures contracts with total notional values ranging from approximately $18.2 million to $44.0 million, as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
High Yield Fund	10-Year U.S. Treasury Note Futures	143	Long	Dec 2015	$18,275,754	$18,169,938	($105,816)
							($105,816)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

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Investment Quality Bond Fund

The fund used futures contracts to gain exposure to foreign bond markets and treasuries markets, gain exposure to treasuries market, manage against anticipated interest rate changes, and manage duration of the fund. The fund held futures contracts with total notional values ranging from approximately $94.6 million to $166.6 million, as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Investment Quality Bond Fund	2-Year U.S. Treasury Note Futures	122	Long	Dec 2015	$26,679,462	$26,653,188	($26,274)
	5-Year U.S. Treasury Note Futures	672	Long	Dec 2015	80,387,040	80,262,000	(125,040)
	U.S. Treasury Long Bond Futures	9	Long	Dec 2015	1,390,869	1,391,625	756
	Ultra U.S. Treasury Bond Futures	29	Long	Dec 2015	4,592,700	4,593,781	1,081
	10-Year U.S. Treasury Note Futures	299	Short	Dec 2015	(38,075,244)	(37,991,688)	83,556
	German Euro BOBL Futures	15	Short	Sep 2015	(2,189,358)	(2,188,699)	659
							($65,262)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Real Return Bond Fund

The fund used futures contracts to gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. The fund held futures contracts with total notional values ranging from approximately $71.4 million to $263.6 million, as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Real Return Bond Fund	5-Year U.S. Treasury Note Futures	250	Long	Dec 2015	$30,079,901	$29,859,375	($220,526)
	10-Year U.S. Treasury Note Futures	12	Long	Dec 2015	1,527,394	1,524,750	(2,644)
	Eurodollar Futures	31	Short	Dec 2015	(7,707,340)	(7,712,800)	(5,460)
	Eurodollar Futures	123	Short	Mar 2016	(30,501,875)	(30,559,350)	(57,475)
	Eurodollar Futures	14	Short	Sep 2016	(3,454,362)	(3,465,350)	(10,988)
	Eurodollar Futures	408	Short	Dec 2016	(100,816,351)	(100,786,200)	30,151
	Eurodollar Futures	214	Short	Mar 2017	(52,616,108)	(52,772,400)	(156,292)
	Euro BTP Futures	1	Short	Dec 2015	(150,142)	(149,818)	324
	U.S. Treasury Long Bond Futures	144	Short	Dec 2015	(22,253,489)	(22,266,000)	(12,511)
							($435,421)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Short Term Government Income Fund

The fund used futures contracts to manage duration of the fund. The fund held futures contracts with total notional values ranging up to approximately $22.6 million, as measured at each quarter end. At August 31, 2015, the fund held no open futures contracts.

Strategic Equity Allocation Fund

The fund used futures contracts to manage against anticipated currency exchange rates and substitute for securities purchase (or to be purchased). The fund held futures contracts with total notional values ranging from approximately $181.7 million to $363.6 million, as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Equity Allocation Fund	10-Year Government of Canada Bond Futures	136	Long	Sep 2015	$10,576,174	$10,319,680	($256,494)
	Mini MSCI EAFE Index Futures	1,304	Long	Sep 2015	120,122,852	112,972,040	(7,150,812)
	Mini MSCI Emerging Markets Index Futures	592	Long	Sep 2015	26,656,726	24,198,000	(2,458,726)
	Russell 2000 Mini Index Futures	201	Long	Sep 2015	24,849,219	23,265,750	(1,583,469)
	S&P 500 Index Futures	314	Long	Sep 2015	162,972,302	154,582,200	(8,390,102)
	S&P Mid 400 Index E-Mini Futures	199	Long	Sep 2015	29,854,026	28,148,550	(1,705,476)
	S&P/TSX 60 Index Futures	82	Long	Sep 2015	10,478,981	10,148,404	(330,577)
							($21,875,656)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Total Return Fund

The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. The fund held futures contracts with total notional values ranging from approximately $1.4 billion to $3.7 billion, as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Fund	10-Year U.S. Treasury Note Futures	1,493	Long	Dec 2015	$191,206,562	$189,704,312	($1,502,250)
	3-Month EURIBOR Futures	207	Long	Dec 2015	58,083,139	58,091,617	8,478

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FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Fund, continued	3-Month EURIBOR Futures	207	Long	Mar 2016	$58,080,236	$58,088,714	$8,478
	5-Year U.S. Treasury Note Futures	39	Long	Dec 2015	4,695,281	4,658,062	(37,219)
	Euro SCHATZ Futures	232	Long	Dec 2015	28,962,954	28,961,405	(1,549)
	Euro-BTP Italian Government Bond Futures	448	Long	Sep 2015	66,380,732	67,953,130	1,572,398
	Euro-Buxl Futures	10	Long	Sep 2015	1,804,317	1,700,956	(103,361)
	Eurodollar Futures	212	Long	Sep 2015	52,807,671	52,803,900	(3,771)
	Eurodollar Futures	102	Long	Mar 2016	25,338,034	25,341,900	3,866
	German Euro BOBL Futures	292	Long	Dec 2015	42,066,326	42,007,034	(59,292)
	10-Year Canada Government Bond Futures	64	Short	Dec 2015	(6,972,624)	(6,879,659)	92,965
	3-Month Sterling Futures	682	Short	Mar 2017	(128,955,126)	(129,207,101)	(251,975)
	3-Month Sterling Futures	355	Short	Jun 2017	(67,022,929)	(67,167,374)	(144,445)
	Eurodollar Futures	1,090	Short	Jun 2016	(269,589,570)	(270,333,625)	(744,055)
	Eurodollar Futures	1,565	Short	Sep 2016	(386,140,324)	(387,376,625)	(1,236,301)
	Eurodollar Futures	172	Short	Dec 2016	(42,340,370)	(42,488,300)	(147,930)
	Eurodollar Futures	285	Short	Mar 2017	(70,115,402)	(70,281,000)	(165,598)
	Eurodollar Futures	2,101	Short	Mar 2018	(513,601,706)	(515,217,725)	(1,616,019)
	German Euro BUND Futures	602	Short	Sep 2015	(103,858,716)	(103,417,599)	441,117
	U.K. Long Gilt Bond Futures	39	Short	Dec 2015	(7,070,134)	(7,013,295)	56,839
	U.S. Treasury Long Bond Futures	221	Short	Dec 2015	(34,186,790)	(34,172,125)	14,665
							($3,814,959)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing a fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at August 31, 2015, and the range of notional contract amounts held by the funds during the year ended August 31, 2015. In addition, the tables detail how the funds used the forward foreign currency contracts during the year ended August 31, 2015.

Alpha Opportunities Fund

The fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging up to approximately $12.6 million, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Alpha Opportunities Fund
	USD	12,471,328	JPY	1,545,023,000	Goldman Sachs International	9/16/2015	—	($275,137)	($275,137)
							—	($275,137)	($275,137)

Asia Pacific Total Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from approximately $15.6 million to $76.5 million, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Asia Pacific Total Return Bond Fund
	USD	10,232,928	AUD	14,400,000	Royal Bank of Canada	9/30/2015	—	($185)	($185)
	USD	14,500,000	KRW	17,397,825,000	Australia and New Zealand Banking Group	9/30/2015	—	(196,308)	(196,308)
	USD	8,742,488	NZD	13,600,000	Royal Bank of Canada	9/30/2015	$142,111	—	142,111
	USD	13,527,272	SGD	19,000,000	Royal Bank of Canada	9/30/2015	81,153	—	81,153
							$223,264	($196,493)	$26,771

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Global Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with USD notional values ranging from approximately $560.8 million to $847.7 million, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Bond Fund
	AUD	6,267,000	USD	4,582,568	Goldman Sachs Bank USA	9/2/2015	—	($122,657)	($122,657)
	AUD	18,474,639	USD	13,190,894	Morgan Stanley Bank, N.A.	9/2/2015	—	(43,416)	(43,416)
	BRL	3,650,698	USD	1,039,000	Bank of America, N.A.	9/2/2015	—	(32,369)	(32,369)
	BRL	4,329,742	USD	1,187,304	Barclays Capital	9/2/2015	$6,564	—	6,564
	BRL	5,332,058	USD	1,514,000	BNP Paribas SA	9/2/2015	—	(43,756)	(43,756)
	BRL	2,430,351	USD	666,452	Citibank N.A.	9/2/2015	3,684	—	3,684
	BRL	4,447,552	USD	1,256,564	Credit Suisse International	9/2/2015	—	(30,212)	(30,212)
	BRL	2,069,040	USD	567,373	Deutsche Bank AG London	9/2/2015	3,137	—	3,137
	BRL	1,560,240	USD	427,850	Goldman Sachs Bank USA	9/2/2015	2,365	—	2,365
	BRL	1,510,354	USD	422,713	HSBC Bank USA	9/2/2015	—	(6,253)	(6,253)
	BRL	11,043,926	USD	3,060,895	JPMorgan Chase Bank N.A.	9/2/2015	—	(15,681)	(15,681)
	BRL	12,908,601	USD	4,045,569	Morgan Stanley Bank, N.A.	9/2/2015	—	(486,196)	(486,196)
	BRL	8,226,553	USD	2,285,058	JPMorgan Chase Bank N.A.	10/2/2015	—	(40,739)	(40,739)
	CAD	9,823,733	USD	7,418,001	Citibank N.A.	9/2/2015	49,063	—	49,063
	CAD	160,000	USD	120,821	Morgan Stanley Bank, N.A.	10/2/2015	786	—	786
	CNY	3,868,200	USD	630,000	Bank of America, N.A.	9/8/2015	—	(23,774)	(23,774)
	CNY	6,668,200	USD	1,092,925	Barclays Capital	9/8/2015	—	(47,882)	(47,882)
	CNY	30,936,600	USD	5,114,017	Citibank N.A.	9/8/2015	—	(265,622)	(265,622)
	CNY	2,855,840	USD	445,043	Credit Suisse International	9/8/2015	2,525	—	2,525
	CNY	3,950,000	USD	653,595	JPMorgan Chase Bank N.A.	9/8/2015	—	(34,549)	(34,549)
	CNY	3,753,050	USD	610,000	Morgan Stanley Bank, N.A.	9/8/2015	—	(21,821)	(21,821)
	CNY	46,486,310	USD	7,166,072	Barclays Capital	9/14/2015	114,673	—	114,673
	DKK	2,524,680	USD	377,608	JPMorgan Chase Bank N.A.	10/1/2015	2,212	—	2,212
	DKK	19,853,000	USD	2,913,731	Citibank N.A.	11/12/2015	75,938	—	75,938
	EUR	3,735,000	USD	4,167,413	Citibank N.A.	11/12/2015	28,526	—	28,526
	EUR	2,220,000	USD	2,482,499	Goldman Sachs Bank USA	11/12/2015	11,472	—	11,472
	EUR	820,000	USD	940,795	JPMorgan Chase Bank N.A.	11/12/2015	—	(19,598)	(19,598)
	EUR	1,137,000	USD	1,305,062	UBS AG	11/12/2015	—	(27,744)	(27,744)
	GBP	2,192,000	USD	3,400,587	Goldman Sachs Bank USA	9/2/2015	—	(36,963)	(36,963)
	GBP	4,066,000	USD	6,340,520	HSBC Bank USA	9/2/2015	—	(101,243)	(101,243)
	INR	103,258,900	USD	1,570,000	Goldman Sachs Bank USA	10/20/2015	—	(30,162)	(30,162)
	INR	72,292,000	USD	1,100,000	Morgan Stanley Bank, N.A.	10/20/2015	—	(21,953)	(21,953)
	INR	356,170,251	USD	5,475,331	Citibank N.A.	11/18/2015	—	(191,454)	(191,454)
	JPY	9,625,058,371	USD	77,871,816	JPMorgan Chase Bank N.A.	9/2/2015	1,519,930	—	1,519,930
	JPY	9,308,958,371	USD	77,964,475	Goldman Sachs Bank USA	10/2/2015	—	(1,140,901)	(1,140,901)
	JPY	323,300,000	USD	2,667,061	Morgan Stanley Bank, N.A.	10/2/2015	1,020	—	1,020
	KRW	2,247,863,500	USD	1,894,326	Bank of America, N.A.	9/30/2015	4,487	—	4,487
	MXN	142,768,369	USD	8,990,565	UBS AG	9/30/2015	—	(463,124)	(463,124)
	MYR	3,781,538	USD	914,962	UBS AG	10/20/2015	—	(17,801)	(17,801)
	NZD	18,872,000	USD	12,178,819	HSBC Bank USA	9/2/2015	—	(217,747)	(217,747)
	NZD	3,680,000	USD	2,424,894	JPMorgan Chase Bank N.A.	9/2/2015	—	(92,509)	(92,509)
	NZD	1,305,000	USD	846,398	UBS AG	10/2/2015	—	(21,273)	(21,273)
	USD	16,491,678	AUD	22,665,639	Deutsche Bank AG London	9/2/2015	361,674	—	361,674
	USD	1,526,705	AUD	2,076,000	JPMorgan Chase Bank N.A.	9/2/2015	49,319	—	49,319
	USD	13,170,336	AUD	18,474,639	Morgan Stanley Bank, N.A.	10/2/2015	42,995	—	42,995
	USD	1,001,096	BRL	3,650,698	Bank of America, N.A.	9/2/2015	—	(5,535)	(5,535)
	USD	1,253,000	BRL	4,329,742	Barclays Capital	9/2/2015	59,132	—	59,132
	USD	1,510,369	BRL	5,332,058	BNP Paribas SA	9/2/2015	40,125	—	40,125
	USD	693,000	BRL	2,430,351	Citibank N.A.	9/2/2015	22,863	—	22,863
	USD	1,249,000	BRL	4,447,552	Credit Suisse International	9/2/2015	22,648	—	22,648
	USD	592,000	BRL	2,069,040	Deutsche Bank AG London	9/2/2015	21,490	—	21,490
	USD	440,000	BRL	1,560,240	Goldman Sachs Bank USA	9/2/2015	9,785	—	9,785
	USD	414,170	BRL	1,510,354	HSBC Bank USA	9/2/2015	—	(2,290)	(2,290)
	USD	3,114,560	BRL	11,043,926	JPMorgan Chase Bank N.A.	9/2/2015	69,345	—	69,345
	USD	3,539,803	BRL	12,908,601	Morgan Stanley Bank, N.A.	9/2/2015	—	(19,570)	(19,570)
	USD	339,000	BRL	1,239,892	Deutsche Bank AG London	10/2/2015	740	—	740
	USD	418,323	BRL	1,510,354	HSBC Bank USA	10/2/2015	6,277	—	6,277

254

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Bond Fund, continued
	USD	2,832,000	BRL	10,389,192	JPMorgan Chase Bank N.A.	10/2/2015	—	($2,318)	($2,318)
	USD	3,800,000	BRL	11,194,800	JPMorgan Chase Bank	1/5/2016	$838,923	—	838,923
	USD	106,304	CAD	140,000	Goldman Sachs Bank USA	9/2/2015	—	(111)	(111)
	USD	5,055,948	CAD	6,646,000	JPMorgan Chase Bank N.A.	9/2/2015	4,294	—	4,294
	USD	5,115,642	CAD	6,786,000	Citibank N.A.	10/2/2015	—	(42,018)	(42,018)
	USD	8,465,976	CNY	52,031,890	Credit Suisse International	9/8/2015	311,519	—	311,519
	USD	890,000	CNY	5,810,810	JPMorgan Chase Bank	9/14/2015	—	(20,096)	(20,096)
	USD	6,210,000	CNY	40,675,500	Nomura Global Financial Products Inc.	9/14/2015	—	(160,648)	(160,648)
	USD	490,000	CNY	3,243,800	UBS AG	10/14/2015	—	(16,577)	(16,577)
	USD	7,124,339	CNY	46,486,310	Barclays Capital	11/3/2015	—	(123,858)	(123,858)
	USD	440,512	CNY	2,855,840	Credit Suisse International	11/16/2015	—	(4,368)	(4,368)
	USD	610,000	CNY	4,001,600	Goldman Sachs Bank USA	11/16/2015	—	(13,365)	(13,365)
	USD	253,770	DKK	1,663,800	JPMorgan Chase Bank N.A.	10/1/2015	3,463	—	3,463
	USD	257,015	DKK	1,685,400	UBS AG	10/1/2015	3,459	—	3,459
	USD	2,049,810	DKK	13,406,600	JPMorgan Chase Bank N.A.	1/4/2016	28,149	—	28,149
	USD	1,930,938	DKK	13,018,000	Bank of America, N.A.	4/1/2016	—	(36,787)	(36,787)
	USD	6,702,266	DKK	45,280,507	HSBC Bank USA	4/1/2016	—	(142,073)	(142,073)
	USD	1,926,198	DKK	12,982,000	JPMorgan Chase Bank N.A.	4/1/2016	—	(36,085)	(36,085)
	USD	2,898,490	DKK	19,193,800	Bank of America, N.A.	7/1/2016	—	(10,496)	(10,496)
	USD	8,655,827	DKK	57,474,690	UBS AG	7/1/2016	—	(54,957)	(54,957)
	USD	381,579	DKK	2,524,680	JPMorgan Chase Bank N.A.	10/3/2016	—	(2,362)	(2,362)
	USD	11,021,584	EUR	10,088,927	Citibank N.A.	11/12/2015	—	(312,423)	(312,423)
	USD	12,221,462	GBP	7,842,000	JPMorgan Chase Bank N.A.	9/2/2015	187,912	—	187,912
	USD	79,764,231	JPY	9,539,158,371	Goldman Sachs Bank USA	9/2/2015	1,081,026	—	1,081,026
	USD	691,257	JPY	85,900,000	JPMorgan Chase Bank N.A.	9/2/2015	—	(17,284)	(17,284)
	USD	4,446,392	JPY	548,000,000	BNP Paribas SA	10/5/2015	—	(76,244)	(76,244)
	USD	2,043,796	JPY	252,000,000	Citibank N.A.	10/5/2015	—	(35,956)	(35,956)
	USD	831,000	KRW	990,302,700	Barclays Capital	9/30/2015	—	(5,527)	(5,527)
	USD	1,052,000	KRW	1,257,560,800	JPMorgan Chase Bank N.A.	9/30/2015	—	(10,285)	(10,285)
	USD	1,893,209	KRW	2,247,863,500	Bank of America, N.A.	10/20/2015	—	(4,601)	(4,601)
	USD	217,000	KRW	259,098,000	HSBC Bank USA	10/20/2015	—	(1,749)	(1,749)
	USD	4,218,435	KRW	4,931,762,978	JPMorgan Chase Bank N.A.	10/20/2015	54,683	—	54,683
	USD	15,499,865	MXN	245,031,732	Citibank N.A.	9/30/2015	864,316	—	864,316
	USD	4,694,838	MXN	77,374,000	HSBC Bank USA	9/30/2015	73,351	—	73,351
	USD	1,150,000	MXN	19,299,530	UBS AG	9/30/2015	—	(2,745)	(2,745)
	USD	1,446,000	MYR	6,149,115	Credit Suisse International	9/30/2015	—	(14,904)	(14,904)
	USD	367,000	MYR	1,571,678	JPMorgan Chase Bank N.A.	9/30/2015	—	(6,399)	(6,399)
	USD	100,000	MYR	422,900	Barclays Capital	10/20/2015	—	(332)	(332)
	USD	964,793	MYR	3,771,375	Credit Suisse International	10/20/2015	70,043	—	70,043
	USD	2,762,000	MYR	11,266,198	JPMorgan Chase Bank N.A.	10/20/2015	89,121	—	89,121
	USD	1,320,000	MYR	5,343,360	UBS AG	10/20/2015	52,300	—	52,300
	USD	14,901,018	NZD	22,552,000	JPMorgan Chase Bank N.A.	9/2/2015	607,562	—	607,562
	USD	12,150,809	NZD	18,872,000	HSBC Bank USA	10/2/2015	218,422	—	218,422
	USD	472,112	PLN	1,809,960	UBS AG	10/21/2015	—	(6,517)	(6,517)
	USD	162,471	SEK	1,410,000	HSBC Bank USA	11/12/2015	—	(4,369)	(4,369)
	USD	1,353,186	SGD	1,904,000	Credit Suisse International	10/9/2015	6,258	—	6,258
	USD	108,885	SGD	152,624	HSBC Bank USA	10/9/2015	916	—	916
	USD	2,669,000	SGD	3,685,288	JPMorgan Chase Bank N.A.	10/9/2015	61,954	—	61,954
	USD	92,552	THB	3,293,926	HSBC Bank USA	10/20/2015	854	—	854
	USD	4,017,265	THB	143,385,860	UBS AG	10/20/2015	25,599	—	25,599
	USD	3,678,000	TWD	119,351,100	HSBC Bank USA	10/20/2015	7,967	—	7,967
	USD	1,151,000	TWD	37,619,060	JPMorgan Chase Bank N.A.	10/20/2015	—	(5,782)	(5,782)
	USD	270,000	TWD	8,737,200	UBS AG	10/20/2015	1,331	—	1,331
							$7,126,197	($4,796,030)	$2,330,167

255

DERIVATIVE INSTRUMENTS, CONTINUED

High Yield Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from approximately $18.6 million to $36.5 million, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
High Yield Fund
	EUR	2,050,000	USD	2,289,393	Citibank N.A. London	11/13/2015	$13,640	—	$13,640
	EUR	100,000	USD	111,272	UBS AG London	11/13/2015	1,071	—	1,071
	GBP	300,000	USD	463,482	UBS AG London	11/13/2015	—	($3,311)	(3,311)
	USD	676,441	EUR	622,529	Citibank N.A. London	11/13/2015	—	(22,928)	(22,928)
	USD	9,531,220	EUR	8,762,600	UBS AG London	11/13/2015	—	(312,952)	(312,952)
	USD	5,572,093	GBP	3,576,425	UBS AG London	11/13/2015	86,210	—	86,210
							$100,921	($339,191)	($238,270)

Investment Quality Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and as a substitute for securities purchased. The fund held forward foreign currency contracts with USD notional values ranging from approximately $18.2 million to $46.5 million, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Investment Quality Bond Fund
	BRL	5,720,000	USD	1,671,496	Morgan Stanley and Company International PLC	9/2/2015	—	($94,282)	($94,282)
	CLP	232,300,000	USD	357,935	State Street Bank and Trust Company	9/16/2015	—	(23,097)	(23,097)
	CNY	2,180,000	USD	341,532	BNP Paribas SA	9/16/2015	—	(168)	(168)
	CNY	2,180,000	USD	347,743	JPMorgan Chase Bank	7/28/2016	—	(12,286)	(12,286)
	EUR	3,000	USD	3,376	JPMorgan Chase Bank N.A.	9/16/2015	—	(9)	(9)
	EUR	165,000	USD	183,552	UBS AG	9/16/2015	$1,640	—	1,640
	EUR	235,000	USD	264,075	Commonwealth Bank of Australia Sydney	9/18/2015	—	(308)	(308)
	IDR	8,898,975,000	USD	654,818	JPMorgan Chase Bank	9/16/2015	—	(23,398)	(23,398)
	INR	22,550,000	USD	350,645	Deutsche Bank AG London	9/16/2015	—	(12,288)	(12,288)
	INR	33,660,000	USD	522,346	JPMorgan Chase Bank	9/16/2015	—	(17,286)	(17,286)
	KES	53,272,000	USD	525,106	Citibank N.A.	9/16/2015	—	(13,565)	(13,565)
	MXN	17,100,000	USD	1,108,374	Deutsche Bank AG London	9/17/2015	—	(86,025)	(86,025)
	MXN	11,228,000	USD	702,875	HSBC Bank USA	9/17/2015	—	(31,592)	(31,592)
	MYR	720,000	USD	189,999	Deutsche Bank AG London	9/17/2015	—	(18,774)	(18,774)
	MYR	710,000	USD	188,219	HSBC Bank USA	9/17/2015	—	(19,372)	(19,372)
	MYR	9,660,000	USD	2,316,555	JPMorgan Chase Bank	9/17/2015	—	(19,284)	(19,284)
	NGN	57,530,000	USD	273,302	Citibank N.A.	9/16/2015	14,019	—	14,019
	NGN	85,790,000	USD	472,672	BNP Paribas SA	10/8/2015	—	(47,845)	(47,845)
	PLN	1,450,000	USD	393,883	BNP Paribas SA	9/17/2015	—	(10,055)	(10,055)
	PLN	710,000	USD	192,052	JPMorgan Chase Bank	9/17/2015	—	(4,109)	(4,109)
	RSD	28,000,000	USD	282,173	Citibank N.A.	9/18/2015	—	(20,721)	(20,721)
	RSD	14,358,000	USD	131,063	Goldman Sachs International	9/18/2015	3,005	—	3,005
	THB	12,260,000	USD	349,836	JPMorgan Chase Bank	9/16/2015	—	(8,038)	(8,038)
	TRY	1,520,000	USD	547,192	Barclays Bank PLC Wholesale	9/16/2015	—	(27,269)	(27,269)
	TWD	32,035,000	USD	995,649	Morgan Stanley and Company International PLC	9/17/2015	—	(10,928)	(10,928)
	USD	1,685,675	BRL	5,720,000	Morgan Stanley and Company International PLC	9/2/2015	108,462	—	108,462
	USD	510,343	BRL	1,870,000	Morgan Stanley and Company International PLC	12/2/2015	10,363	—	10,363
	USD	184,125	CLP	116,150,000	Standard Chartered Bank	9/16/2015	16,706	—	16,706
	USD	182,474	CLP	116,150,000	State Street Bank and Trust Company	9/16/2015	15,054	—	15,054
	USD	339,141	CNY	2,180,000	Goldman Sachs International	9/16/2015	—	(2,223)	(2,223)
	USD	65,399	CNY	430,000	Goldman Sachs International	7/28/2016	—	(769)	(769)
	USD	149,734	COP	384,000,000	Standard Chartered Bank	9/16/2015	24,048	—	24,048

256

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Investment Quality Bond Fund, continued
	USD	177,103	CRC	96,273,000	Citibank N.A.	12/16/2015	—	($1,969)	($1,969)
	USD	390,040	CZK	9,430,000	Citibank N.A.	9/16/2015	—	(1,521)	(1,521)
	USD	475,027	EUR	433,000	Citibank N.A.	9/16/2015	—	(10,962)	(10,962)
	USD	104,666	EUR	93,000	JPMorgan Chase Bank N.A.	9/16/2015	$285	—	285
	USD	303,961	EUR	235,000	Citibank N.A.	9/18/2015	40,195	—	40,195
	USD	1,650,240	EUR	1,440,000	HSBC Bank USA	9/30/2015	33,685	—	33,685
	USD	1,649,520	EUR	1,439,000	Morgan Stanley and Company International PLC	9/30/2015	34,088	—	34,088
	USD	1,651,743	EUR	1,440,000	Royal Bank of Scotland PLC	9/30/2015	35,189	—	35,189
	USD	1,650,963	EUR	1,440,000	State Street Bank and Trust Company	9/30/2015	34,408	—	34,408
	USD	731,048	EUR	680,000	Bank of America, N.A.	3/15/2017	—	(44,347)	(44,347)
	USD	582,377	GBP	377,000	Bank of America, N.A.	9/16/2015	3,919	—	3,919
	USD	190,648	GBP	122,000	Morgan Stanley and Company International PLC	9/16/2015	3,455	—	3,455
	USD	499,942	GBP	317,000	Barclays Bank PLC Wholesale	9/30/2015	13,583	—	13,583
	USD	1,000,773	GBP	634,000	Goldman Sachs International	9/30/2015	28,055	—	28,055
	USD	500,286	GBP	317,000	State Street Bank and Trust Company	9/30/2015	13,927	—	13,927
	USD	189,738	GHS	869,000	Deutsche Bank AG London	9/18/2015	—	(30,744)	(30,744)
	USD	155,120	GHS	712,000	JPMorgan Chase Bank	9/18/2015	—	(25,528)	(25,528)
	USD	980,345	HKD	7,605,000	Deutsche Bank AG London	9/17/2015	—	(918)	(918)
	USD	198,751	IDR	2,726,864,000	Barclays Bank PLC Wholesale	9/16/2015	5,268	—	5,268
	USD	180,773	IDR	2,468,449,000	Goldman Sachs International	9/16/2015	5,626	—	5,626
	USD	270,993	IDR	3,703,662,000	JPMorgan Chase Bank	9/16/2015	8,202	—	8,202
	USD	163,699	IDR	2,363,000,000	Barclays Bank PLC Wholesale	5/18/2016	4,565	—	4,565
	USD	200,207	IDR	2,898,000,000	JPMorgan Chase Bank	5/18/2016	5,044	—	5,044
	USD	466,778	INR	30,700,000	UBS AG	9/16/2015	6,132	—	6,132
	USD	165,158	KES	17,193,000	Deutsche Bank AG London	9/16/2015	64	—	64
	USD	409,398	MXN	6,320,000	HSBC Bank USA	9/17/2015	31,547	—	31,547
	USD	3,255,159	MXN	51,030,000	Royal Bank of Canada	9/17/2015	204,253	—	204,253
	USD	349,890	MXN	5,510,000	UBS AG	9/17/2015	20,466	—	20,466
	USD	1,948,104	MYR	8,010,000	Deutsche Bank AG London	9/17/2015	43,224	—	43,224
	USD	946,321	MYR	3,650,000	JPMorgan Chase Bank	9/17/2015	78,305	—	78,305
	USD	449,461	NGN	92,589,000	Barclays Bank PLC Wholesale	9/16/2015	—	(12,954)	(12,954)
	USD	385,511	NGN	85,790,000	Citibank N.A.	10/8/2015	—	(39,317)	(39,317)
	USD	571,108	PLN	2,160,000	Deutsche Bank AG London	9/17/2015	—	(663)	(663)
	USD	347,309	THB	12,260,000	Deutsche Bank AG London	9/16/2015	5,511	—	5,511
	USD	253,438	TRY	740,000	Toronto Dominion Bank	9/16/2015	318	—	318
	USD	975,042	TWD	32,035,000	JPMorgan Chase Bank	9/17/2015	—	(9,679)	(9,679)
	USD	813,846	UYU	23,050,000	HSBC Bank USA	9/16/2015	7,056	—	7,056
	USD	1,686,970	ZAR	21,201,000	Citibank N.A.	9/16/2015	91,979	—	91,979
	USD	1,113,996	ZAR	14,710,000	JPMorgan Chase Bank N.A.	9/16/2015	7,335	—	7,335
	USD	107,143	ZMW	885,000	BNP Paribas SA	9/16/2015	8,145	—	8,145
	UYU	11,885,000	USD	434,426	HSBC Bank USA	9/16/2015	—	(18,430)	(18,430)
	ZAR	8,265,000	USD	658,006	Bank of America, N.A.	9/16/2015	—	(36,214)	(36,214)
	ZAR	7,850,000	USD	625,164	HSBC Bank USA	9/16/2015	—	(34,594)	(34,594)
	ZMW	885,000	USD	115,385	Citibank N.A.	9/16/2015	—	(16,383)	(16,383)
							$967,126	($787,914)	$179,212

257

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Real Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with USD notional values ranging from approximately $231.9 million to $383.5 million, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Real Return Bond Fund
	BRL	9,556,315	USD	2,639,089	Goldman Sachs Bank USA	9/2/2015	—	($4,063)	($4,063)
	BRL	30,463,124	USD	8,404,525	JPMorgan Chase Bank	9/2/2015	—	(4,728)	(4,728)
	BRL	30,463,124	USD	9,547,174	Morgan Stanley Bank, N.A.	9/2/2015	—	(1,147,377)	(1,147,377)
	BRL	9,556,315	USD	2,618,455	Goldman Sachs Bank USA	10/2/2015	—	(11,358)	(11,358)
	BRL	30,463,124	USD	8,461,626	JPMorgan Chase Bank	10/2/2015	—	(150,857)	(150,857)
	EUR	5,477,000	USD	6,083,502	Citibank N.A.	9/2/2015	$62,517	—	62,517
	EUR	46,086,000	USD	52,491,954	Credit Suisse International	9/2/2015	—	(776,522)	(776,522)
	EUR	1,933,000	USD	2,153,704	Goldman Sachs Bank USA	9/2/2015	15,413	—	15,413
	EUR	330,000	USD	364,345	UBS AG	9/2/2015	5,964	—	5,964
	GBP	11,518,000	USD	17,752,792	Goldman Sachs Bank USA	9/2/2015	—	(78,420)	(78,420)
	GBP	397,000	USD	613,658	JPMorgan Chase Bank N.A.	11/12/2015	—	(4,696)	(4,696)
	INR	428,628,412	USD	6,654,687	Bank of America, N.A.	10/20/2015	—	(262,811)	(262,811)
	INR	296,798,654	USD	4,562,623	Citibank N.A.	11/18/2015	—	(159,540)	(159,540)
	JPY	554,800,000	USD	4,641,413	HSBC Bank USA	9/2/2015	—	(65,177)	(65,177)
	MXN	4,504,000	USD	275,554	Citibank N.A.	9/30/2015	—	(6,534)	(6,534)
	MXN	10,969,000	USD	653,317	JPMorgan Chase Bank N.A.	9/30/2015	1,852	—	1,852
	PLN	2,613,273	USD	681,649	UBS AG	10/21/2015	9,410	—	9,410
	USD	1,027,944	AUD	1,416,000	Citibank N.A.	9/2/2015	20,247	—	20,247
	USD	2,645,347	BRL	9,556,315	Goldman Sachs Bank USA	9/2/2015	10,321	—	10,321
	USD	8,548,653	BRL	30,463,124	JPMorgan Chase Bank	9/2/2015	148,856	—	148,856
	USD	8,353,614	BRL	30,463,124	Morgan Stanley Bank, N.A.	9/2/2015	—	(46,183)	(46,183)
	USD	2,360,000	BRL	8,698,960	Bank of America, N.A.	10/2/2015	—	(13,199)	(13,199)
	USD	480,000	BRL	1,767,120	Credit Suisse International	10/2/2015	—	(2,095)	(2,095)
	USD	10,170,000	BRL	32,742,980	JPMorgan Chase Bank	4/4/2016	1,747,300	—	1,747,300
	USD	403,854	COP	1,124,128,696	BNP Paribas SA	9/22/2015	35,958	—	35,958
	USD	58,079,160	EUR	52,605,000	Citibank N.A.	9/2/2015	—	(951,571)	(951,571)
	USD	1,334,423	EUR	1,221,000	JPMorgan Chase Bank N.A.	9/2/2015	—	(35,722)	(35,722)
	USD	52,515,227	EUR	46,086,000	Credit Suisse International	10/2/2015	777,214	—	777,214
	USD	2,535,790	EUR	2,203,000	JPMorgan Chase Bank N.A.	10/2/2015	62,613	—	62,613
	USD	18,011,526	GBP	11,518,000	Bank of America, N.A.	9/2/2015	337,153	—	337,153
	USD	17,749,678	GBP	11,518,000	Goldman Sachs Bank USA	10/2/2015	78,300	—	78,300
	USD	883,731	GBP	560,000	Citibank N.A.	11/12/2015	24,741	—	24,741
	USD	2,504,892	HUF	712,676,970	Deutsche Bank AG London	10/21/2015	—	(46,179)	(46,179)
	USD	4,489,258	JPY	554,800,000	JPMorgan Chase Bank N.A.	9/2/2015	—	(86,978)	(86,978)
	USD	4,644,149	JPY	554,800,000	HSBC Bank USA	10/2/2015	65,579	—	65,579
	USD	1,888,325	KRW	2,146,931,000	HSBC Bank USA	10/20/2015	75,730	—	75,730
	USD	2,021,662	MXN	32,086,000	Bank of America, N.A.	9/30/2015	105,191	—	105,191
	USD	2,163,376	MXN	34,223,982	Citibank N.A.	9/30/2015	119,204	—	119,204
	USD	7,529,551	MXN	119,577,716	UBS AG	9/30/2015	387,270	—	387,270
	USD	2,774,193	NZD	4,220,000	JPMorgan Chase Bank N.A.	9/2/2015	99,557	—	99,557
	USD	480,152	ZAR	6,042,279	Deutsche Bank AG London	10/21/2015	28,380	—	28,380
							$4,218,770	($3,854,010)	$364,760

Strategic Equity Allocation Fund

The fund used forward foreign currency contracts to manage against anticipated currency exchange rates, manage currency exposure and maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with USD notional values ranging up to approximately $73.0 million, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Strategic Equity Allocation Fund
	USD	30,000,000	EUR	27,420,048	Royal Bank of Canada	11/16/2015	—	($806,163)	($806,163)
	USD	43,035,045	JPY	5,341,725,000	Royal Bank of Canada	11/16/2015	—	(1,075,546)	(1,075,546)
							—	($1,881,709)	($1,881,709)

258

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Total Return Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The fund held forward foreign currency contracts with USD notional values ranging from approximately $1.2 billion to $1.7 billion, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Total Return Fund
	AUD	6,204,000	USD	4,466,787	Citibank N.A.	11/12/2015	—	($67,698)	($67,698)
	AUD	3,094,000	USD	2,201,630	Goldman Sachs Bank USA	11/12/2015	—	(7,758)	(7,758)
	BRL	24,540,354	USD	6,770,666	BNP Paribas SA	9/2/2015	—	(3,994)	(3,994)
	BRL	3,388,650	USD	929,237	Credit Suisse International	9/2/2015	$5,137	—	5,137
	BRL	10,626,770	USD	3,000,769	Deutsche Bank AG London	9/2/2015	—	(70,579)	(70,579)
	BRL	16,161,458	USD	4,480,015	Goldman Sachs Bank USA	9/2/2015	—	(23,710)	(23,710)
	BRL	57,614,939	USD	16,206,801	JPMorgan Chase Bank	9/2/2015	—	(320,255)	(320,255)
	BRL	4,098,514	USD	1,169,000	Morgan Stanley Bank, N.A.	9/2/2015	—	(38,890)	(38,890)
	BRL	12,377,650	USD	3,394,206	UBS AG	9/2/2015	18,765	—	18,765
	BRL	6,969,820	USD	1,909,749	Goldman Sachs Bank USA	10/2/2015	—	(8,284)	(8,284)
	BRL	47,046,469	USD	13,720,008	JPMorgan Chase Bank	10/2/2015	—	(885,069)	(885,069)
	BRL	296,710	USD	86,190	JPMorgan Chase Bank	1/3/2018	—	(21,430)	(21,430)
	CAD	17,109,115	USD	12,901,854	Citibank N.A.	9/2/2015	102,861	—	102,861
	CAD	1,568,000	USD	1,180,236	Morgan Stanley Bank, N.A.	11/12/2015	11,403	—	11,403
	CNY	22,252,230	USD	3,458,000	Bank of America, N.A.	9/14/2015	27,172	—	27,172
	CNY	12,204,675	USD	1,899,708	Credit Suisse International	9/14/2015	11,804	—	11,804
	CNY	15,132,985	USD	2,359,000	Nomura Global Financial Products, Inc.	9/14/2015	11,147	—	11,147
	CNY	19,458,555	USD	3,018,000	BNP Paribas SA	9/25/2015	26,174	—	26,174
	CNY	16,212,247	USD	2,494,000	JPMorgan Chase Bank	9/29/2015	41,265	—	41,265
	CNY	25,029,478	USD	3,844,368	HSBC Bank USA	11/16/2015	54,700	—	54,700
	EUR	40,440,000	USD	44,759,151	Citibank N.A.	9/2/2015	620,619	—	620,619
	EUR	28,257,000	USD	31,370,599	Goldman Sachs Bank USA	9/2/2015	338,010	—	338,010
	EUR	15,957,000	USD	17,522,530	JPMorgan Chase Bank N.A.	9/2/2015	383,628	—	383,628
	EUR	62,715,000	USD	71,403,981	Morgan Stanley Bank, N.A.	9/2/2015	—	(1,028,308)	(1,028,308)
	EUR	21,109,000	USD	23,194,032	UBS AG	9/2/2015	493,444	—	493,444
	EUR	3,773,000	USD	4,266,161	Goldman Sachs Bank USA	10/2/2015	—	(30,438)	(30,438)
	EUR	1,143,000	USD	1,543,679	Bank of America, N.A.	6/13/2016	—	(253,588)	(253,588)
	EUR	4,162,000	USD	5,625,359	Deutsche Bank AG London	6/13/2016	—	(927,758)	(927,758)
	GBP	15,190,000	USD	23,412,478	Goldman Sachs Bank USA	9/2/2015	—	(103,420)	(103,420)
	ILS	5,284,000	USD	1,363,613	Goldman Sachs Bank USA	9/9/2015	—	(16,890)	(16,890)
	ILS	11,234,320	USD	2,903,000	Societe Generale	9/9/2015	—	(39,732)	(39,732)
	ILS	4,622,000	USD	1,180,557	Bank of America, N.A.	11/30/2015	—	(708)	(708)
	ILS	23,180,320	USD	5,973,929	Citibank N.A.	11/30/2015	—	(56,734)	(56,734)
	ILS	5,284,000	USD	1,363,930	Deutsche Bank AG London	11/30/2015	—	(15,093)	(15,093)
	ILS	16,959,791	USD	4,374,000	JPMorgan Chase Bank N.A.	11/30/2015	—	(44,706)	(44,706)
	ILS	10,937,885	USD	2,836,000	Morgan Stanley Bank, N.A.	11/30/2015	—	(43,907)	(43,907)
	INR	43,342,430	USD	652,011	Barclays Capital	9/14/2015	—	(1,429)	(1,429)
	INR	177,137,520	USD	2,698,005	Deutsche Bank AG London	9/14/2015	—	(39,123)	(39,123)
	INR	713,756,860	USD	11,081,460	Bank of America, N.A.	10/20/2015	—	(437,635)	(437,635)
	INR	646,342,355	USD	9,936,085	Citibank N.A.	11/18/2015	—	(347,432)	(347,432)
	JPY	10,286,916,000	USD	85,531,455	Morgan Stanley Bank, N.A.	9/2/2015	—	(680,414)	(680,414)
	JPY	4,245,400,000	USD	34,256,616	UBS AG	9/2/2015	761,325	—	761,325
	JPY	1,058,200,000	USD	8,548,863	Goldman Sachs Bank USA	11/12/2015	188,985	—	188,985
	KRW	4,090,220,747	USD	3,484,004	Citibank N.A.	9/11/2015	—	(26,868)	(26,868)
	KRW	3,190,590,000	USD	2,727,000	JPMorgan Chase Bank	9/11/2015	—	(30,250)	(30,250)
	KRW	1,578,700,400	USD	1,318,000	Credit Suisse International	9/30/2015	15,558	—	15,558
	KRW	1,685,297,500	USD	1,405,000	Goldman Sachs Bank USA	9/30/2015	18,602	—	18,602
	KRW	4,848,819,500	USD	4,039,000	JPMorgan Chase Bank	9/30/2015	56,888	—	56,888
	KRW	1,477,344,800	USD	1,234,000	UBS AG	9/30/2015	13,941	—	13,941
	KRW	9,590,162,200	USD	8,077,082	Bank of America, N.A.	10/20/2015	19,628	—	19,628
	KRW	3,228,636,889	USD	2,747,145	Citibank N.A.	10/20/2015	—	(21,295)	(21,295)
	MXN	32,669,610	USD	2,006,628	Bank of America, N.A.	9/30/2015	—	(55,299)	(55,299)
	MXN	11,744,000	USD	740,503	BNP Paribas SA	9/30/2015	—	(39,043)	(39,043)
	MXN	119,693,396	USD	7,211,684	Citibank N.A.	9/30/2015	—	(62,493)	(62,493)
	MXN	45,440,000	USD	2,780,674	Credit Suisse International	9/30/2015	—	(66,580)	(66,580)
	MXN	45,142,935	USD	2,719,000	Deutsche Bank AG London	9/30/2015	—	(22,649)	(22,649)
	MXN	42,188,320	USD	2,532,000	JPMorgan Chase Bank N.A.	9/30/2015	—	(12,125)	(12,125)

259

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Total Return Fund, continued
	MXN	49,279,462	USD	3,006,000	Morgan Stanley Bank, N.A.	9/30/2015	—	($62,577)	($62,577)
	MXN	497,317,364	USD	30,872,788	UBS AG	9/30/2015	—	(1,168,420)	(1,168,420)
	MXN	18,980,226	USD	1,161,000	Nomura Global Financial Products, Inc.	9/30/2015	—	(27,326)	(27,326)
	MYR	14,859,805	USD	3,601,504	HSBC Bank USA	9/8/2015	—	(65,223)	(65,223)
	MYR	22,487,324	USD	5,497,451	UBS AG	9/10/2015	—	(146,852)	(146,852)
	MYR	3,011,942	USD	711,623	Deutsche Bank AG London	9/11/2015	$4,980	—	4,980
	MYR	3,982,454	USD	940,367	HSBC Bank USA	9/14/2015	6,926	—	6,926
	MYR	2,996,202	USD	726,000	Barclays Capital	9/21/2015	—	(13,680)	(13,680)
	MYR	4,141,500	USD	1,004,000	HSBC Bank USA	9/21/2015	—	(19,396)	(19,396)
	MYR	6,089,930	USD	1,438,000	JPMorgan Chase Bank	9/28/2015	9,062	—	9,062
	MYR	16,206,278	USD	3,811,000	Societe Generale	9/28/2015	39,862	—	39,862
	MYR	5,902,381	USD	1,399,000	Nomura Global Financial Products, Inc.	9/28/2015	3,497	—	3,497
	MYR	9,518,639	USD	2,314,000	Citibank N.A.	10/20/2015	—	(55,725)	(55,725)
	MYR	28,198,588	USD	6,642,777	HSBC Bank USA	10/20/2015	47,272	—	47,272
	PHP	76,595,230	USD	1,629,000	Nomura Global Financial Products, Inc.	9/25/2015	7,779	—	7,779
	THB	143,511,520	USD	4,035,190	UBS AG	9/14/2015	—	(33,821)	(33,821)
	THB	44,345,140	USD	1,238,691	Deutsche Bank AG London	9/17/2015	—	(2,449)	(2,449)
	THB	29,509,800	USD	822,000	Bank of America, N.A.	9/28/2015	220	—	220
	THB	30,929,130	USD	857,000	Citibank N.A.	9/28/2015	4,766	—	4,766
	THB	21,388,960	USD	592,000	HSBC Bank USA	9/28/2015	3,952	—	3,952
	THB	18,339,600	USD	510,000	UBS AG	9/28/2015	989	—	989
	TWD	118,896,500	USD	3,692,438	Goldman Sachs Bank USA	9/14/2015	—	(37,783)	(37,783)
	TWD	37,158,000	USD	1,126,000	Credit Suisse International	9/29/2015	16,310	—	16,310
	TWD	52,825,160	USD	1,594,000	JPMorgan Chase Bank	9/29/2015	29,950	—	29,950
	TWD	89,983,160	USD	2,758,527	Goldman Sachs Bank USA	10/20/2015	8,444	—	8,444
	USD	6,943,000	BRL	24,540,353	BNP Paribas SA	9/2/2015	176,327	—	176,327
	USD	950,000	BRL	3,388,650	Credit Suisse International	9/2/2015	15,625	—	15,625
	USD	3,007,000	BRL	10,626,770	Deutsche Bank AG London	9/2/2015	76,811	—	76,811
	USD	4,586,362	BRL	16,161,458	Goldman Sachs Bank USA	9/2/2015	130,058	—	130,058
	USD	16,002,026	BRL	57,614,939	JPMorgan Chase Bank	9/2/2015	115,481	—	115,481
	USD	1,123,897	BRL	4,098,514	Morgan Stanley Bank, N.A.	9/2/2015	—	(6,213)	(6,213)
	USD	3,536,000	BRL	12,377,650	UBS AG	9/2/2015	123,029	—	123,029
	USD	5,950,215	BRL	19,240,768	BNP Paribas SA	10/2/2015	701,063	—	701,063
	USD	10,929,664	BRL	37,400,000	Credit Suisse International	10/2/2015	726,418	—	726,418
	USD	12,680,386	BRL	45,651,290	JPMorgan Chase Bank	10/2/2015	226,071	—	226,071
	USD	19,032,822	BRL	49,000,000	BNP Paribas SA	1/5/2016	6,072,091	—	6,072,091
	USD	4,079,702	BRL	13,800,000	HSBC Bank USA	1/5/2016	429,537	—	429,537
	USD	43,727,285	BRL	126,900,000	JPMorgan Chase Bank	1/5/2016	10,161,637	—	10,161,637
	USD	9,650,647	BRL	25,000,000	UBS AG	1/5/2016	3,038,029	—	3,038,029
	USD	5,904,931	BRL	20,000,000	Citibank N.A.	4/4/2016	760,194	—	760,194
	USD	86,783	BRL	296,710	BNP Paribas SA	1/3/2018	22,023	—	22,023
	USD	12,526,053	CAD	16,287,000	Goldman Sachs Bank USA	9/2/2015	146,231	—	146,231
	USD	12,277,993	CAD	16,287,000	Citibank N.A.	10/2/2015	—	(100,848)	(100,848)
	USD	276,321	CHF	271,000	Deutsche Bank AG London	11/12/2015	—	(4,715)	(4,715)
	USD	7,386,000	CNY	47,844,387	Bank of America, N.A.	9/14/2015	—	(107,449)	(107,449)
	USD	272,863	CNY	1,745,503	HSBC Bank USA	9/14/2015	—	(520)	(520)
	USD	2,713,000	CNY	17,479,859	JPMorgan Chase Bank	9/25/2015	—	(21,619)	(21,619)
	USD	2,584,000	CNY	16,733,984	UBS AG	9/25/2015	—	(33,931)	(33,931)
	USD	887,000	CNY	5,823,155	Barclays Capital	11/16/2015	—	(20,125)	(20,125)
	USD	1,882,566	CNY	12,204,675	Credit Suisse International	11/16/2015	—	(18,666)	(18,666)
	USD	1,170,000	CNY	7,675,200	Goldman Sachs Bank USA	11/16/2015	—	(25,635)	(25,635)
	USD	175,316,542	EUR	158,780,000	Citibank N.A.	9/2/2015	—	(2,858,527)	(2,858,527)
	USD	2,608,359	EUR	2,357,000	Goldman Sachs Bank USA	9/2/2015	—	(36,550)	(36,550)
	USD	7,998,601	EUR	7,341,000	JPMorgan Chase Bank N.A.	9/2/2015	—	(239,106)	(239,106)
	USD	15,087,079	EUR	13,231,000	Goldman Sachs Bank USA	10/2/2015	233,422	—	233,422
	USD	13,155,207	EUR	11,508,000	JPMorgan Chase Bank N.A.	10/2/2015	235,859	—	235,859
	USD	71,436,374	EUR	62,715,000	Morgan Stanley Bank, N.A.	10/2/2015	1,029,970	—	1,029,970
	USD	39,571,936	EUR	28,934,000	Bank of America, N.A.	6/13/2016	6,914,463	—	6,914,463
	USD	14,138,359	EUR	10,326,000	Deutsche Bank AG London	6/13/2016	2,483,522	—	2,483,522
	USD	8,992,038	EUR	6,531,000	Bank of America, N.A.	6/27/2016	1,617,597	—	1,617,597
	USD	9,937,486	EUR	7,227,000	Barclays Bank PLC Wholesale	6/27/2016	1,777,161	—	1,777,161

260

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FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Total Return Fund, continued
	USD	23,753,697	GBP	15,190,000	Bank of America, N.A.	9/2/2015	$444,639	—	$444,639
	USD	23,408,370	GBP	15,190,000	Goldman Sachs Bank USA	10/2/2015	103,262	—	103,262
	USD	1,773,774	GBP	1,124,000	Citibank N.A.	11/12/2015	49,659	—	49,659
	USD	2,899,928	ILS	11,234,320	Citibank N.A.	9/9/2015	36,659	—	36,659
	USD	1,362,558	ILS	5,284,000	Deutsche Bank AG London	9/9/2015	15,836	—	15,836
	USD	32,569,862	ILS	122,470,823	Deutsche Bank AG London	10/15/2015	1,332,485	—	1,332,485
	USD	7,914,804	ILS	30,024,000	Morgan Stanley Bank, N.A.	11/30/2015	250,634	—	250,634
	USD	2,716,000	INR	177,137,520	Credit Suisse International	9/14/2015	57,118	—	57,118
	USD	659,000	INR	43,342,430	Societe Generale	9/14/2015	8,418	—	8,418
	USD	647,869	INR	43,342,430	Barclays Capital	10/20/2015	1,529	—	1,529
	USD	1,520,000	INR	100,456,800	JPMorgan Chase Bank	10/20/2015	21,948	—	21,948
	USD	2,669,543	INR	177,137,520	Deutsche Bank AG London	11/18/2015	41,663	—	41,663
	USD	15,899,119	INR	1,034,158,215	JPMorgan Chase Bank	11/18/2015	557,119	—	557,119
	USD	15,835,922	JPY	1,976,700,000	Citibank N.A.	9/2/2015	—	($468,775)	(468,775)
	USD	101,583,755	JPY	12,555,616,000	JPMorgan Chase Bank N.A.	9/2/2015	—	(1,980,529)	(1,980,529)
	USD	85,577,342	JPY	10,286,916,000	Morgan Stanley Bank, N.A.	10/2/2015	683,026	—	683,026
	USD	18,338,222	JPY	2,202,300,000	Citibank N.A.	11/12/2015	153,227	—	153,227
	USD	28,717,562	JPY	3,516,300,000	Goldman Sachs Bank USA	11/12/2015	—	(317,493)	(317,493)
	USD	862,493	JPY	104,500,000	JPMorgan Chase Bank N.A.	11/12/2015	—	(393)	(393)
	USD	4,800,171	JPY	574,700,000	UBS AG	11/12/2015	54,715	—	54,715
	USD	6,536,910	KRW	7,280,810,747	JPMorgan Chase Bank	9/11/2015	383,023	—	383,023
	USD	2,269,000	KRW	2,711,001,200	Bank of America, N.A.	9/17/2015	—	(21,963)	(21,963)
	USD	1,750,000	KRW	2,072,000,000	Credit Suisse International	9/17/2015	—	(968)	(968)
	USD	2,761,000	KRW	3,302,984,300	JPMorgan Chase Bank	9/17/2015	—	(30,225)	(30,225)
	USD	2,180,000	KRW	2,563,680,000	Goldman Sachs Bank USA	9/18/2015	13,600	—	13,600
	USD	1,000	KRW	1,175,500	HSBC Bank USA	9/18/2015	7	—	7
	USD	417,000	KRW	492,685,500	UBS AG	9/18/2015	663	—	663
	USD	1,892,000	KRW	2,258,102,000	JPMorgan Chase Bank	9/25/2015	—	(15,759)	(15,759)
	USD	1,981,000	KRW	2,368,087,400	Societe Generale	9/25/2015	—	(19,680)	(19,680)
	USD	8,081,847	KRW	9,590,162,200	Bank of America, N.A.	9/30/2015	—	(19,142)	(19,142)
	USD	3,480,239	KRW	4,090,220,747	Citibank N.A.	10/20/2015	26,978	—	26,978
	USD	779,000	MXN	12,638,574	Bank of America, N.A.	9/30/2015	24,108	—	24,108
	USD	36,035,890	MXN	576,987,895	Citibank N.A.	9/30/2015	1,572,865	—	1,572,865
	USD	1,979,000	MXN	32,889,042	Deutsche Bank AG London	9/30/2015	14,564	—	14,564
	USD	4,850,000	MXN	78,334,543	Goldman Sachs Bank USA	9/30/2015	171,141	—	171,141
	USD	2,211,000	MXN	34,393,210	HSBC Bank USA	9/30/2015	156,721	—	156,721
	USD	2,003,000	MXN	32,669,932	Morgan Stanley Bank, N.A.	9/30/2015	51,651	—	51,651
	USD	11,772,000	MXN	190,748,634	UBS AG	9/30/2015	378,737	—	378,737
	USD	3,809,000	MYR	14,859,805	Bank of America, N.A.	9/8/2015	272,719	—	272,719
	USD	5,742,000	MYR	22,487,324	UBS AG	9/10/2015	391,401	—	391,401
	USD	763,000	MYR	3,011,942	JPMorgan Chase Bank	9/11/2015	46,397	—	46,397
	USD	986,000	MYR	3,982,454	Goldman Sachs Bank USA	9/14/2015	38,707	—	38,707
	USD	1,123,000	MYR	4,685,156	UBS AG	9/25/2015	9,483	—	9,483
	USD	6,655,319	MYR	28,198,588	HSBC Bank USA	9/28/2015	—	(45,101)	(45,101)
	USD	584,000	MYR	2,329,868	Citibank N.A.	10/20/2015	31,244	—	31,244
	USD	710,196	MYR	3,011,942	Deutsche Bank AG London	10/20/2015	—	(4,380)	(4,380)
	USD	4,525,744	MYR	18,842,259	HSBC Bank USA	10/20/2015	55,462	—	55,462
	USD	5,471,368	MYR	22,487,324	UBS AG	10/20/2015	136,304	—	136,304
	USD	3,798,000	PHP	177,404,580	Citibank N.A.	10/20/2015	11,956	—	11,956
	USD	3,669,089	SGD	5,137,000	Citibank N.A.	10/9/2015	35,073	—	35,073
	USD	1,102,189	SGD	1,551,000	UBS AG	10/9/2015	4,980	—	4,980
	USD	2,784,000	THB	99,193,920	HSBC Bank USA	9/14/2015	18,289	—	18,289
	USD	1,240,000	THB	44,317,600	UBS AG	9/14/2015	4,343	—	4,343
	USD	695,000	THB	24,700,300	BNP Paribas SA	9/17/2015	6,412	—	6,412
	USD	554,000	THB	19,644,840	UBS AG	9/17/2015	6,346	—	6,346
	USD	2,818,000	THB	101,363,460	UBS AG	9/25/2015	—	(6,667)	(6,667)
	USD	1,231,809	THB	44,345,140	Deutsche Bank AG London	10/20/2015	—	(2,699)	(2,699)
	USD	2,644,000	THB	94,258,600	JPMorgan Chase Bank	10/20/2015	19,970	—	19,970
	USD	4,014,308	THB	143,511,520	UBS AG	10/20/2015	19,144	—	19,144
	USD	3,440,000	TWD	112,006,400	JPMorgan Chase Bank	9/14/2015	—	(2,866)	(2,866)
	USD	210,000	TWD	6,890,100	UBS AG	9/14/2015	—	(1,789)	(1,789)
	USD	2,767,010	TWD	89,983,160	Goldman Sachs Bank USA	9/29/2015	750	—	750

261

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FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Total Return Fund, continued
	USD	3,520,000	TWD	113,625,600	Citibank N.A.	10/20/2015	$26,026	—	$26,026
	USD	3,697,605	TWD	118,896,500	Goldman Sachs Bank USA	10/20/2015	41,552	—	41,552
	USD	275,000	TWD	8,923,750	Nomura Global Financial Products, Inc.	10/20/2015	596	—	596
							$48,400,833	($13,897,169)	$34,503,664

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If a fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a fund.

The following tables summarizes the range of market value for purchased options held by the funds during the year ended August 31, 2015, as measured each quarter end. In addition, the table details how the funds used purchased options during the year ended August 31, 2015.

Fund	Market Value Range	Reasons for purchasing options
Global Bond Fund	$125,300 to $344,500
To manage duration of the fund, to manage against anticipated interest rate changes, maintain diversity and liquidity of the fund, to manage against anticipated changes in currency exchange rates and gain exposure to foreign currency.

Investment Quality Bond Fund	up to $35,800	To manage duration of the fund, to manage against anticipated changes in currency exchange rates and gain exposure to foreign currency.

Real Return Bond Fund	up to $713,700	To manage duration of the fund, to manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

Total Return Fund	up to $3,403,500	To manage duration of the fund, to manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

The following tables summarize the funds’ written options activities during the year ended August 31, 2015. In addition, the tables detail how the funds used written option contracts held during the year ended August 31, 2015.

	NUMBER OF CONTRACTS/NOTIONAL	PREMIUMS RECEIVED
Alpha Opportunities Fund
Outstanding, beginning of period	—	—
Options written	41	$14,079
Option closed	—	—
Options exercised	—	—
Options expired	(41)	(14,079)
Outstanding, end of period	—	—
Capital Appreciation Value Fund
Outstanding, beginning of period	15,631	$3,735,330
Options written	33,716	7,219,205
Option closed	(20,998)	(4,715,364)
Options exercised	(13,586)	(2,754,246)
Options expired	(4,358)	(1,152,938)
Outstanding, end of period	10,405	$2,331,987

262

DERIVATIVE INSTRUMENTS, CONTINUED

	NUMBER OF CONTRACTS/NOTIONAL	PREMIUMS RECEIVED
Global Bond Fund
Outstanding, beginning of period	123,400,403	$2,441,957
Options written	256,361,527	2,209,277
Option closed	(140,400,000)	(2,215,558)
Options exercised	(17,600,506)	(346,093)
Options expired	(142,211,424)	(1,114,113)
Outstanding, end of period	79,550,000	$975,470
Health Sciences Fund
Outstanding, beginning of period	618	$426,495
Options written	590	333,493
Option closed	(343)	(151,384)
Options exercised	(267)	(139,317)
Options expired	(441)	(351,759)
Outstanding, end of period	157	$117,528
Real Return Bond Fund
Outstanding, beginning of period	74,510,109	$509,022
Options written	498,129,698	3,629,960
Option closed	(108,930,019)	(897,729)
Options exercised	(46,702,149)	(330,619)
Options expired	(217,985,639)	(1,316,662)
Outstanding, end of period	199,022,000	$1,593,972
Total Return Fund
Outstanding, beginning of period	520,000,000	$3,088,609
Options written	2,392,119,332	20,204,758
Option closed	(438,201,314)	(2,791,661)
Options exercised	(417,309,829)	(3,861,587)
Options expired	(995,907,375)	(10,292,475)
Outstanding, end of period	1,060,700,814	$6,347,644

Options on Securities

Capital Appreciation Value Fund

The fund used written options to manage against anticipated changes in securities markets.

FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Capital Appreciation Value Fund	CALLS
	Google, Inc.	$588.00	Jan 2016	62	$139,546	($394,630)
	Google, Inc.	590.00	Jan 2016	21	44,194	(178,185)
	PepsiCo, Inc.	100.00	Jan 2016	530	132,996	(60,420)
	Visa, Inc.	70.00	Jan 2016	492	162,055	(264,450)
	Visa, Inc.	75.00	Jan 2016	492	90,581	(146,124)
					$569,372	($1,043,809)

Health Sciences Fund

The fund used written options to manage against anticipated changes in securities markets, as a substitute for securities purchased and to maintain diversity and liquidity of the fund.

FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences Fund	CALLS
	Biomarin Pharmaceutical, Inc.	$180.00	Jan 2016	4	$2,800	($1,580)
	Bluebird Bio, Inc.	240.00	Nov 2015	25	27,452	(1,688)
	Bluebird Bio, Inc.	250.00	Nov 2015	3	2,707	(90)
	Gilead Sciences, Inc.	125.00	Jan 2016	94	53,296	(18,800)
	Humana, Inc.	220.00	Nov 2015	21	18,837	(630)
	Receptos, Inc.	250.00	Sep 2015	10	12,436	(24)
					$117,528	($22,812)

263

DERIVATIVE INSTRUMENTS, CONTINUED

Over the Counter Options on Securities

Capital Appreciation Value Fund

The fund used written options to manage against anticipated changes in securities markets.

FUND	NAME OF ISSUER	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Capital Appreciation Value Fund	CALLS
	Altria Group, Inc.	Citigroup Global Markets, Inc.	$55.00	Jan 2016	1,199	$143,921	($225,411)
	American Tower Corp.	Citigroup Global Markets, Inc.	105.00	Jan 2016	108	38,691	(11,610)
	American Tower Corp.	Citigroup Global Markets, Inc.	110.00	Jan 2016	171	40,737	(9,405)
	American Tower Corp.	Citigroup Global Markets, Inc.	115.00	Jan 2016	204	54,758	(5,100)
	Boeing Co.	Citigroup Global Markets, Inc.	140.00	Jan 2016	42	19,392	(18,375)
	Comcast Corp.	Citigroup Global Markets, Inc.	70.00	Jan 2016	360	43,787	(9,000)
	Comcast Corp.	Citigroup Global Markets, Inc.	65.00	Jan 2016	527	61,780	(40,052)
	CVS Health Corp.	Morgan Stanley Company, Inc.	120.00	Jan 2016	153	20,832	(11,475)
	CVS Health Corp.	Morgan Stanley Company, Inc.	90.00	Jan 2016	378	95,570	(548,100)
	CVS Health Corp.	Morgan Stanley Company, Inc.	115.00	Jan 2016	153	42,141	(23,027)
	CVS Health Corp.	Morgan Stanley Company, Inc.	110.00	Jan 2016	539	130,402	(149,303)
	CVS Health Corp.	Morgan Stanley Company, Inc.	95.00	Jan 2016	378	57,826	(408,240)
	Lowe’s Companies, Inc.	Morgan Stanley Company, Inc.	75.00	Jan 2016	335	41,218	(61,975)
	Lowe’s Companies, Inc.	J.P. Morgan Clearing Corp.	60.00	Jan 2016	945	185,995	(1,001,700)
	Mondelez International, Inc.	Citigroup Global Markets, Inc.	45.00	Jan 2016	546	46,568	(97,461)
	Pentair Inc.	Citigroup Global Markets, Inc.	70.00	Nov 2015	59	14,632	(590)
	PepsiCo, Inc.	Morgan Stanley Company, Inc.	105.00	Jan 2016	325	66,583	(13,488)
	PepsiCo, Inc.	Morgan Stanley Company, Inc.	110.00	Jan 2016	538	90,125	(8,070)
	Time Warner, Inc.	J.P. Morgan Clearing Corp.	180.00	Jan 2016	59	44,454	(101,775)
	Thermo Fisher Scientific, Inc.	Merrill Lynch Pierce Fenner & Smith, Inc.	150.00	Jan 2016	400	136,028	(27,000)
	UnitedHealth Group, Inc.	Morgan Stanley Company, Inc.	100.00	Jan 2016	303	140,275	(565,095)
	UnitedHealth Group, Inc.	Citigroup Global Markets, Inc.	105.00	Jan 2016	302	95,627	(434,880)
	Visa, Inc.	Citigroup Global Markets, Inc.	75.00	Jan 2016	784	151,273	(232,848)
						$1,762,615	($4,003,980)

Options on Exchange-Traded Futures Contracts

Total Return Fund

The fund used written options to manage against anticipated interest rate changes, manage duration of the fund and maintain diversity and liquidity of the fund.

FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE		NUMBER OF CONTRACTS	PREMIUM	VALUE
Total Return Bond Fund	CALLS
	Euro BUND	156.50	Oct 2015	EUR	94	$44,189	($16,877)
	Euro BUND	157.50	Oct 2015	EUR	42	11,540	(4,242)
	Euro BUND	157.00	Oct 2015	EUR	150	48,109	(20,199)
	Euro BUND	156.00	Oct 2015	EUR	34	19,890	(8,394)
						$123,728	($49,712)

	PUTS
	Euro BUND	153.50	Oct 2015	EUR	117	$54,161	($160,176)
	Euro BUND	154.00	Oct 2015	EUR	117	62,105	(198,250)
	Euro BUND	151.50	Oct 2015	EUR	129	52,381	(63,693)
	10-Year U.S. Treasury Note	126.50	Sep 2015	USD	131	56,745	(56,745)
						$225,392	($478,864)

Foreign Currency Options

Global Bond Fund

The fund used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

FUND	DESCRIPTION	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Fund	CALLS
	U.S. Dollar versus Brazilian Real	Credit Suisse International	4.05	Nov 2015	USD	2,900,000	$49,880	($44,358)
	U.S. Dollar versus Chinese Yuan	HSBC Bank USA N.A.	6.60	Feb 2016	USD	1,700,000	19,080	(23,684)
	U.S. Dollar versus Chinese Yuan	JPMorgan Chase Bank N.A.	6.60	Feb 2016	USD	1,450,000	16,530	(20,201)
							$85,490	($88,243)

264

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	DESCRIPTION	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Fund, continued	PUTS
	U.S. Dollar versus Brazilian Real	Bank of America N.A.	3.42	Sep 2015	USD	1,300,000	$11,655	($2,601)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	3.42	Sep 2015	USD	1,600,000	15,360	(3,202)
	U.S. Dollar versus Mexican Peso	Bank of America N.A.	15.90	Oct 2015	USD	2,800,000	15,470	(4,256)
	U.S. Dollar versus Mexican Peso	Bank of America N.A.	15.75	Oct 2015	USD	2,800,000	10,150	(2,316)
							$52,635	($12,375)

Real Return Bond Fund

The fund used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

FUND	DESCRIPTION	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Fund	CALLS
	U.S. Dollar versus Brazilian Real	Credit Suisse International	4.00	Mar 2016	USD	4,500,000	$190,170	($206,046)
	U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	3.60	Sep 2015	USD	3,882,000	45,652	(78,176)
							$235,822	($284,222)

	PUTS
	Euro versus U.S. Dollar	Goldman Sachs Capital Markets, L.P.	1.23	Nov 2015	EUR	2,270,000	$24,527	($34,633)
	Euro versus U.S. Dollar	Goldman Sachs Capital Markets, L.P.	1.21	Nov 2015	EUR	2,470,000	25,446	(27,010)
							$49,973	($61,643)

Total Return Fund

The fund used written options to manage against currency exchange rate changes, maintain diversity and liquidity, gain exposure to foreign currency and as a substitute for securities purchased.

FUND	DESCRIPTION	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Fund	CALLS
	U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	3.58	Sep 2015	USD	6,300,000	$59,497	($141,775)
	U.S. Dollar versus Brazilian Real	Citibank N.A.	3.55	Sep 2015	USD	3,000,000	24,780	(65,160)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	3.75	Sep 2015	USD	3,800,000	36,195	(48,712)
	U.S. Dollar versus Indian Rupee	Barclay’s PLC	69.00	Nov 2015	USD	12,500,000	112,750	(107,625)
	U.S. Dollar versus Indian Rupee	JPMorgan Chase Bank	68.00	Oct 2015	USD	3,600,000	25,200	(25,200)
	U.S. Dollar versus Indian Rupee	Citibank N.A.	68.10	Oct 2015	USD	3,100,000	20,243	(24,515)
							$278,665	($412,987)

	PUTS
	Australian Dollars versus U.S. Dollar	Bank of America N.A.	0.71	Sep 2015	AUD	2,300,000	$11,304	($13,035)
	Australian Dollars versus U.S. Dollar	Bank of America N.A.	0.72	Sep 2015	AUD	4,300,000	20,390	(61,658)
	Australian Dollars versus U.S. Dollar	Deutsche Bank AG	0.72	Sep 2015	AUD	6,800,000	20,990	(76,329)
	Australian Dollars versus U.S. Dollar	JPMorgan Chase Bank	0.71	Sep 2015	AUD	4,300,000	18,459	(19,263)
	Australian Dollars versus U.S. Dollar	USB AG	0.71	Sep 2015	AUD	9,900,000	48,428	(90,540)
	Euro versus U.S. Dollar	BNP Paribas SA	1.10	Sep 2015	EUR	10,600,000	42,588	(1,451)
	Euro versus U.S. Dollar	Citibank N.A.	1.06	Sep 2015	EUR	3,600,000	32,948	(89)
	Euro versus U.S. Dollar	Deutsche Bank AG	1.07	Sep 2015	EUR	2,200,000	17,971	(89)
	Euro versus U.S. Dollar	HSBC Bank USA N.A.	1.10	Sep 2015	EUR	6,900,000	33,470	(23,306)
	Euro versus U.S. Dollar	JPMorgan Chase Bank	1.12	Sep 2015	EUR	5,000,000	23,301	(34,848)
	U.S. Dollar versus Brazilian Real	Citibank N.A.	3.27	Sep 2015	USD	3,000,000	23,550	(3)
	U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	3.26	Sep 2015	USD	6,300,000	61,368	(13)
	U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	3.42	Sep 2015	USD	6,700,000	59,181	(3,075)
	U.S. Dollar versus Brazilian Real	Morgan Stanley Bank	3.42	Sep 2015	USD	3,700,000	41,440	(8,969)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	700,000	39,095	(5,152)
	U.S. Dollar versus Japanese Yen	Citibank N.A.	99.00	Sep 2015	USD	2,600,000	27,461	(3)
	U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	109.00	Nov 2015	USD	4,400,000	84,150	(2,829)
	U.S. Dollar versus Japanese Yen	Societe Generale Paris	109.00	Nov 2015	USD	4,700,000	80,163	(3,920)
	U.S. Dollar versus Japanese Yen	USB AG	116.30	Oct 2015	USD	7,500,000	45,563	(28,523)
	U.S. Dollar versus Mexican Peso	HSBC Bank USA N.A.	16.85	Oct 2015	USD	6,600,000	63,195	(136,264)
	U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	15.80	Oct 2015	USD	6,700,000	41,708	(5,246)
	U.S. Dollar versus Mexican Peso	Morgan Stanley Bank	16.65	Oct 2015	USD	6,700,000	60,635	(86,993)
							$897,358	($601,598)

265

DERIVATIVE INSTRUMENTS, CONTINUED

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund

The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

FUND	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Fund	CALLS
	5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	0.40%	Apr 2016	EUR	7,800,000	$28,601	($2,610)
									$28,601	($2,610)
	PUTS
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	21,000,000	$399,000	($19)
	5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.40%	Apr 2016	EUR	7,800,000	67,887	(269,793)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	13,000,000	245,040	(12)
	30-Year Interest Rate Swap	Goldman Sachs Capital Markets LP	6-Month EURIBOR	Receive	1.30%	Sep 2015	EUR	1,700,000	49,277	(164,200)
									$761,204	($434,024)

Real Return Bond Fund

The fund used interest rate swaptions to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

FUND	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Fund	CALLS
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.66%	Jan 2016	USD	23,800,000	$23,800	($16,772)
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.52%	Jan 2016	USD	23,800,000	14,280	(7,000)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.80%	Oct 2015	USD	7,500,000	19,875	(28,001)
	5-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.91%	Sep 2015	USD	9,800,000	30,086	(22,795)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.91%	Sep 2015	USD	15,300,000	59,364	(35,588)
	5-Year Interest Rate Swap	Nomura Global Financial Products	3-Month USD LIBOR	Receive	3.00%	Sep 2015	USD	9,800,000	29,155	(39,926)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.35%	Sep 2015	USD	3,600,000	23,400	(42,645)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets LP	3-Month USD LIBOR	Receive	2.35%	Sep 2015	USD	1,400,000	8,540	(16,584)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	6-Month GBP LIBOR	Receive	1.90%	Sep 2015	GBP	2,200,000	21,826	(4,470)
	30-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.25%	Feb 2016	USD	6,100,000	79,470	(70,168)
									$309,796	($283,949)

	PUTS
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.50%	Dec 2017	USD	12,600,000	$419,999	($321,181)
	10-Year Interest Rate Swap	BNP Paribas SA	3-Month USD LIBOR	Receive	2.75%	Oct 2015	USD	2,100,000	11,239	(1,168)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	3,600,000	30,960	(584)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets LP	3-Month USD LIBOR	Receive	2.85%	Sep 2015	USD	1,400,000	12,600	(227)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.75%	Oct 2015	USD	5,000,000	29,682	(2,780)
	30-Year Interest Rate Swap	BNP Paribas SA	3-Month USD LIBOR	Receive	3.12%	Oct 2015	USD	900,000	12,158	(1,940)
	30-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	3.12%	Oct 2015	USD	2,200,000	34,158	(4,741)
									$550,796	($332,621)

266

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Total Return Fund

The fund used interest rate swaptions to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and to gain exposure to treasuries markets.

FUND	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Fund	CALLS
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.52%	Jan 2016	USD	21,200,000	$12,720	($6,235)
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.66%	Jan 2016	USD	21,200,000	21,200	(14,940)
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.50%	Jan 2016	USD	42,300,000	25,380	(10,744)
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.65%	Jan 2016	USD	42,300,000	46,530	(28,227)
	2-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	0.92%	Jan 2016	USD	91,800,000	224,940	(136,176)
	2-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	0.73%	Jan 2016	USD	91,800,000	130,830	(56,301)
	2-Year Interest Rate Swap	Goldman Sachs Capital	3-Month USD LIBOR	Receive	1.60%	Jan 2018	USD	21,300,000	192,765	(129,180)
	2-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.10%	Jan 2018	USD	21,300,000	110,760	(68,925)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.30%	Jan 2016	USD	10,700,000	62,060	(22,011)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.10%	Jan 2016	USD	10,700,000	40,660	(10,383)
									$867,845	($483,122)

	PUTS
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.50%	May 2016	USD	245,700,000	$767,773	($427,665)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.50%	May 2016	USD	105,700,000	356,042	(174,046)
	5-Year Interest Rate Swap	Goldman Sachs Capital	3-Month USD LIBOR	Receive	2.80%	Aug 2018	USD	31,200,000	726,600	(794,935)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.80%	Aug 2018	USD	46,000,000	1,026,441	(1,172,020)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.52%	Sept 2015	USD	65,100,000	569,625	(26)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.60%	Sept 2015	USD	23,400,000	307,125	(2)
									$3,753,606	($2,568,694)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

Global Bond Fund

The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

FUND	DESCRIPTION	COUNTERPARTY	INDEX	BUY/SELL PROTECTION	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Fund	PUTS
	5-Year Credit Default Swap	Barclays Bank PLC	ITRAXX.O	Sell	0.90%	Sep 2015	EUR	12,000,000	$25,610	($2,824)
									$25,610	($2,824)

Real Return Bond Fund

The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

FUND	DESCRIPTION	COUNTERPARTY	INDEX	BUY/SELL PROTECTION	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Fund	PUTS
	5-Year Credit Default Swap	Barclays Bank PLC	ITRAXX.O	Sell	0.90%	Sep 2015	EUR	1,300,000	$2,798	($306)
	5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.O	Sell	0.90%	Sep 2015	EUR	10,800,000	17,961	(2,541)
	5-Year Credit Default Swap	JPMorgan Chase Bank	ITRAXX.O	Sell	0.90%	Sep 2015	EUR	2,500,000	5,351	(588)
									$26,110	($3,435)

267

DERIVATIVE INSTRUMENTS, CONTINUED

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Fund

The fund used inflation floors to manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased.

FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Fund	Floor-OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	($1,609)
								$21,930	($1,609)

Real Return Bond Fund

The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Fund	Floor-OTC CPURNSA Index	Citibank N.A.	234.812	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Mar 2020	USD	5,900,000	$66,670	($70,496)
	Floor-OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Apr 2020	USD	23,900,000	213,520	(19,228)
	Floor-OTC CPURNSA Index	Deutsche Bank AG	233.546	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Jan 2018	USD	900,000	8,730	(5,870)
								$288,920	($95,594)

Total Return Fund

The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Fund	Floor-OTC CPURNSA Index	Citibank N.A.	215.950	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Mar 2020	USD	4,500,000	$38,060	($3,368)
	Floor-OTC CPURNSA Index	Citibank N.A.	216.690	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Apr 2020	USD	11,000,000	98,100	(8,850)
	Floor-OTC CPURNSA Index	Citibank N.A.	217.970	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Sep 2020	USD	4,100,000	52,890	(3,881)
	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.950	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Mar 2020	USD	1,600,000	12,000	(1,198)
								$201,050	($17,297)

Inflation Caps (OTC)

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.”

Real Return Bond Fund

The fund used inflation capped options to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Fund	CALLS
	Floor-OTC CPURNSA Index	JPMorgan Chase Bank	233.900	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Apr 2024	USD	5,700,000	$41,468	($13,949)
	Floor-OTC CPURNSA Index	JPMorgan Chase Bank	234.800	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	May 2024	USD	500,000	3,475	(1,266)
	Floor-OTC CPURNSA Index	Goldman Sachs Capital	117.200	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Jun 2035	EUR	1,900,000	86,439	(44,794)
	Floor-OTC CPURNSA Index	Deutsche Bank AG	236.119	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Jun 2016	USD	1,400,000	1,173	(25)
								$132,555	($60,034)

Swaps. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by a fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a fund.

268

DERIVATIVE INSTRUMENTS, CONTINUED

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. A fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held at August 31, 2015, and the range of notional contract amounts held by the funds during the year ended August 31, 2015. In addition, the tables detail how the funds used interest rate swap contracts during the year ended August 31, 2015.

Global Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased. The fund held interest rate swaps with total USD notional amounts ranging from approximately $311.2 million to $771.1 million, as measured at each quarter end.

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Fund
	BNP Paribas SA	23,759,010	BRL	$10,259,270	BRL-CDI	Fixed 13.730%	Jan 2018	$6,432	($61,173)	($54,741)
	BNP Paribas SA	2,276,515	BRL	1,807,724	BRL-CDI	Fixed 12.055%	Jan 2021	(460)	(74,396)	(74,856)
	Deutsche Bank AG	6,291,461	BRL	4,924,832	BRL-CDI	Fixed 12.055%	Jan 2021	(284)	(206,590)	(206,874)
	Deutsche Bank AG	2,617,192	BRL	2,107,343	BRL-CDI	Fixed 12.230%	Jan 2021	11,752	(87,333)	(75,581)
	HSBC Bank USA	3,683,816	BRL	2,886,237	BRL-CDI	Fixed 12.055%	Jan 2021	(1,796)	(119,334)	(121,130)
	JPMorgan Chase Bank N.A.	10,710,059	BRL	4,281,600	BRL-CDI	Fixed 11.320%	Jan 2016	(1,626)	(20,436)	(22,062)
	JPMorgan Chase Bank N.A.	16,915,382	BRL	7,306,191	BRL-CDI	Fixed 13.730%	Jan 2018	(687)	(38,286)	(38,973)

	Exchange Cleared Swaps
		84,000,000	MXN	6,356,894	MXN-TIIE-Banxico	Fixed 4.300%	Sep 2016	(10,318)	25,485	15,167
		290,000,000	USD	290,000,000	Fixed 1.300%	USD-LIBOR-BBA	May 2017	(178,441)	(682,917)	(861,358)
		28,000,000	EUR	29,342,600	Fixed 0.150%	EUR-EURIBOR-Reuters	Sep 2017	(21,251)	12,463	(8,788)
		9,700,000	GBP	14,386,547	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2017	(101,697)	(29,455)	(131,152)
		2,100,000	GBP	3,277,154	Fixed 1.500%	GBP-LIBOR-BBA	Mar 2018	644	(14,649)	(14,005)
		7,900,000,000	JPY	65,857,472	JPY-LIBOR-BBA	Fixed 0.150%	Mar 2018	22,721	3,500	26,221
		16,900,000	GBP	26,373,283	Fixed 1.750%	GBP-LIBOR-BBA	Sep 2018	14,694	(137,031)	(122,337)
		65,200,000	MXN	4,236,969	MXN-TIIE-Banxico	Fixed 5.615%	Jun 2020	23,384	12,921	36,305
		9,300,000	GBP	13,917,447	GBP-LIBOR-BBA	Fixed 1.500%	Sep 2020	(6,944)	(76,769)	(83,713)
		5,400,000	USD	5,400,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2020	24,041	(81,014)	(56,973)
		5,350,000,000	JPY	44,859,240	Fixed 0.500%	JPY-LIBOR-BBA	Sep 2021	(507,176)	(124,686)	(631,862)
		56,100,000	MXN	3,448,456	MXN-TIIE-Banxico	Fixed 6.000%	Jul 2022	—	9,818	9,818
		108,200,000	USD	108,200,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2022	598,058	(1,813,812)	(1,215,754)
		7,500,000	USD	7,500,000	Fixed 2.300%	USD-LIBOR-BBA	Jan 2023	(29,822)	(65,249)	(95,071)
		2,400,000,000	JPY	19,421,404	JPY-LIBOR-BBA	Fixed 0.750%	Dec 2024	385,957	69,265	455,222
		3,300,000	SEK	400,926	SEK-STIBOR-SIDE	Fixed 1.085%	Jan 2025	—	(4,367)	(4,367)
		2,800,000	SEK	340,179	SEK-STIBOR-SIDE	Fixed 1.080%	Jan 2025	—	(3,864)	(3,864)
		6,500,000	GBP	10,085,713	Fixed 2.000%	GBP-LIBOR-BBA	Sep 2025	231,832	(209,758)	22,074
		3,700,000	EUR	4,205,606	Fixed 0.750%	EUR-EURIBOR-Reuters	Sep 2025	86,976	68,029	155,005
		24,900,000	USD	24,900,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	104,017	(443,785)	(339,768)
		3,260,000,000	JPY	31,739,081	JPY-LIBOR-BBA	Fixed 1.500%	Jun 2033	264,073	1,679,622	1,943,695
		320,000,000	JPY	2,707,531	JPY-LIBOR-BBA	Fixed 1.250%	Jun 2035	53,400	(15,463)	37,937
		1,700,000	EUR	1,919,555	Fixed 2.307%	EUR-EURIBOR-Reuters	Oct 2044	(214,890)	126,959	(87,931)
		20,000,000	JPY	167,147	JPY-LIBOR-BBA	Fixed 1.500%	Dec 2044	7,838	(4,146)	3,692
		1,000,000	GBP	1,660,901	Fiexed 3.000%	GBP-LIBOR-BBA	Sep 2045	(39,171)	(236,909)	(276,080)
		3,250,000	GBP	5,102,540	GBP-LIBOR-BBA	Fixed 2.000%	Sep 2045	257,092	(19,816)	237,276
		2,500,000	USD	2,500,000	USD-LIBOR-BBA	Fixed 2.750%	Dec 2045	35,625	(40,148)	(4,523)
		7,350,000	EUR	8,085,574	Fixed 1.500%	EUR-EURIBOR-Reuters	Mar 2046	314,933	49,112	364,045
		700,000	GBP	1,091,090	Fixed 2.250%	GBP-LIBOR-BBA	Mar 2046	(12,089)	9,586	(2,503)
				$771,056,506				$1,316,817	($2,544,626)	($1,227,809)

269

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Investment Quality Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes. The fund held interest rate swaps with total USD notional amounts ranging from approximately $3.4 million to $32.0 million, as measured at each quarter end.

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Fund
	JPMorgan Chase Bank, N.A.	2,480,000	USD	$2,480,000	FIXED 4.3175%	3 Month LIBOR	Dec 2028	—	($560,668)	($560,668)
	JPMorgan Chase Bank, N.A.	925,000	USD	925,000	FIXED 3.425%	3 Month LIBOR	Jun 2039	—	(132,365)	(132,365)
	Bank of America	5,877,642	CNY	1,579,296	USD-LIBOR-BBA	FIXED 3.12%	Dec 2016	—	3,999	3,999
				$4,984,296				—	($689,034)	($689,034)

Real Return Bond Fund

The fund used interest rate swaps to manage duration, manage against anticipated interest rate changes and substitute for securities purchased. The fund held interest rate swaps with total USD notional amounts ranging from approximately $83.9 million to $256.3 million, as measured at each quarter end.

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Fund
	Credit Suisse International	676,920	BRL	$513,552	BRL-CDI	Fixed 13.450%	Jan 2021	$130	($5,922)	($5,792)
	Deutsche Bank AG	752,134	BRL	568,537	BRL-CDI	Fixed 13.450%	Jan 2021	144	(6,580)	(6,436)
	Goldman Sachs	17,539,673	BRL	7,776,761	BRL-CDI	Fixed 13.805%	Jan 2018	—	(31,087)	(31,087)
	HSBC Bank USA	17,751,523	BRL	7,864,340	Fixed 13.403%	BRL-CDI	Jan 2018	—	79,219	79,219
	HSBC Bank USA	5,829,037	BRL	4,378,531	BRL-CDI	Fixed 13.450%	Jan 2021	1,879	(51,756)	(49,877)
	HSBC Bank USA	2,524,637	BRL	1,946,232	BRL-CDI	Fixed 13.42105%	Jan 2021	—	(22,948)	(22,948)

	Exchange Cleared Swaps
		32,400,000	USD	32,400,000	Fixed 1.300%	USD-LIBOR-BBA	May 2017	508	(96,742)	(96,234)
		34,900,000	USD	34,900,000	Fixed 1.500%	USD-LIBOR-BBA	Dec 2017	(210,653)	(82,737)	(293,390)
		1,800,000	USD	1,800,000	USD-LIBOR-BBA	Fixed 2.000%	Dec 2020	(5,227)	24,218	18,991
		70,000,000	JPY	711,057	Fixed 1.000%	JPY-LIBOR-BBA	Sep 2023	(8,308)	(20,483)	(28,791)
		45,900,000	MXN	2,836,616	Fixed 6.390%	MXN-TIIE-Banxico	Jul 2025	7,886	(20,164)	(12,278)
		13,800,000	MXN	855,801	Fixed 6.420%	MXN-TIIE-Banxico	Jul 2025	—	(5,438)	(5,438)
		3,310,000	EUR	3,539,034	Fixed 0.750%	EUR-EURIBOR-Reuters	Sep 2025	(45,424)	184,091	138,667
		10,040,000	GBP	15,490,716	Fixed 2.000%	GBP-LIBOR-BBA	Sep 2025	250,960	(216,864)	34,096
		16,200,000	USD	16,200,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	274,028	(495,082)	(221,054)
		9,000,000	USD	9,000,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	(83,083)	(39,725)	(122,808)
		39,900,000	MXN	2,680,281	MXN-TIIE-Banxico	Fixed 6.710%	Sep 2029	81,420	(79,346)	2,074
		11,090,000	GBP	16,772,464	Fixed 2.000%	GBP-LIBOR-BBA	Sep 2045	538,455	271,205	809,660
		11,600,000	USD	11,600,000	Fixed 2.750%	USD-LIBOR-BBA	Dec 2045	626,654	(605,666)	20,988
		300,000	EUR	325,995	EUR-EURIBOR-Reuters	Fixed 1.500%	Mar 2046	59,877	(74,736)	(14,859)
		600,000	GBP	924,900	Fixed 2.250%	GBP-LIBOR-BBA	Mar 2046	(3,122)	976	(2,146)
				$173,084,817				$1,486,124	($1,295,567)	$190,557

Total Return Fund

The fund used interest rate swaps to manage duration, gain exposure to treasuries markets, manage against anticipated interest rate changes and substitute for securities purchased. The fund held interest rate swaps with total USD notional amounts ranging from approximately $480.0 million to $1.7 billion, as measured at each quarter end.

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Fund
	Bank of America, N.A.	2,400,000	MXN	$163,021	MXN-TIIE-Banxico	Fixed 6.92%	Nov 2029	—	$2,863	$2,863
	Barclay’s Capital	15,490,678	BRL	11,533,168	BRL-CDI	Fixed 13.70%	Jan 2021	$6,887	(63,373)	(56,486)
	Credit Suisse International	28,400,000	MXN	2,100,864	MXN-TIIE-Banxico	Fixed 6.33%	Nov 2019	—	4,373	4,373
	Credit Suisse International	7,726,854	BRL	5,752,821	BRL-CDI	Fixed 13.70%	Jan 2021	(98)	(28,077)	(28,175)
	Deutsche Bank AG	20,444,737	BRL	15,417,642	BRL-CDI	Fixed 13.70%	Jan 2021	24,594	(99,144)	(74,550)
	Goldman Sachs	7,800,000	MXN	606,575	MXN-TIIE-Banxico	Fixed 5.75%	Jun 2023	(15,229)	5,099	(10,130)
	HSBC Bank USA	49,700,000	MXN	3,798,896	MXN-TIIE-Banxico	Fixed 6.57%	Apr 2024	—	80,340	80,340

	Exchange Cleared Swaps
		42,500,000	MXN	3,132,168	MXN-TIIE-Banxico	Fixed 5.50%	Sep 2022	(75,447)	3,327	(72,120)
		56,000,000	MXN	4,074,834	MXN-TIIE-Banxico	Fixed 5.70%	Jan 2019	92,175	(11,381)	80,794
		65,100,000	MXN	4,902,976	MXN-TIIE-Banxico	Fixed 6.35%	Jun 2021	131,285	6,868	138,153
		45,500,000	MXN	3,383,843	MXN-TIIE-Banxico	Fixed 5.87%	Sep 2021	—	18,376	18,376

270

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Fund, continued

	Exchange Cleared Swaps, continued
		18,100,000	GBP	$27,434,177	Fixed 1.880%	GBP-LIBOR-BBA	Oct 2017	($443,852)	$2,102	($441,750)
		15,700,000	MXN	1,050,172	MXN-TIIE-Banxico	Fixed 6.00%	Jun 2023	34,505	(39,062)	(4,557)
		23,900,000	MXN	1,606,896	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	8,467	(39,354)	(30,887)
		44,400,000	MXN	3,146,537	MXN-TIIE-Banxico	Fixed 6.32%	Nov 2019	3,524	2,491	6,015
		13,400,000	MXN	910,202	MXN-TIIE-Banxico	Fixed 5.92%	Dec 2021	—	4,134	4,134
		76,100,000	MXN	5,076,887	MXN-TIIE-Banxico	Fixed 5.85%	Dec 2021	191,973	(182,994)	8,979
		26,400,000	MXN	1,761,233	MXN-TIIE-Banxico	Fixed 5.010%	Oct 2019	16,221	(30,275)	(14,054)
		1,200,000	MXN	82,334	MXN-TIIE-Banxico	Fixed 6.060%	Dec 2029	—	(5,011)	(5,011)
		43,500,000	MXN	2,984,614	MXN-TIIE-Banxico	Fixed 4.925%	Jan 2020	—	(43,063)	(43,063)
		47,000,000	MXN	3,135,528	MXN-TIIE-Banxico	Fixed 5.375%	Jan 2022	35,193	(110,322)	(75,129)
		782,100,000	MXN	52,195,788	MXN-TIIE-Banxico	Fixed 5.430%	Nov 2021	(204,901)	(728,206)	(933,107)
		38,600,000	GBP	59,198,913	Fixed 1.50%	GBP-LIBOR-BBA	Sep 2017	(437,353)	(84,549)	(521,902)
		393,000,000	MXN	25,776,417	MXN-TIIE-Banxico	Fixed 5.27%	Feb 2020	(107,455)	36,478	(70,977)
		6,900,000	MXN	459,487	MXN-TIIE-Banxico	Fixed 5.795%	Dec 2021	6,056	(6,895)	(839)
		58,500,000	GBP	85,687,920	Fixed 1.50%	GBP-LIBOR-BBA	Dec 2017	(634,725)	40,028	(594,697)
		7,300,000	USD	7,300,000	Fixed .5%	USD-Federal Funds-H.15- OIS-COMPOUND	Jun 2016	(6,305)	(8,302)	(14,607)
		27,300,000	GBP	41,425,411	Fixed 1.50%	GBP-LIBOR-BBA	Mar 2018	(26,739)	(155,331)	(182,070)
		100,300,000	MXN	6,496,324	MXN-TIIE-Banxico	Fixed 5.608%	Oct 2021	(87,132)	29,968	(57,164)
		12,000,000	EUR	13,336,104	Fixed .750%	EUR-EURIBOR-Reuters	Sep 2025	655,955	(153,236)	502,719
		97,900,000	MXN	6,215,655	MXN-TIIE-Banxico	Fixed 5.615%	Jun 2020	59,939	(5,491)	54,448
		12,900,000	USD	12,900,000	Fixed 2.50%	USD-LIBOR-BBA	Dec 2025	130,456	(306,480)	(176,024)
		87,400,000	MXN	5,660,805	MXN-TIIE-Banxico	Fixed 6.0%	Jun 2022	—	26,843	26,843
		181,900,000	USD	181,900,000	Fixed 2.750%	USD-LIBOR-BBA	Dec 2045	10,126,921	(9,797,809)	329,112
		46,300,000	USD	46,300,000	Fixed 2.50%	USD-LIBOR-BBA	Dec 2025	1,247	(633,024)	(631,777)
		107,100,000	USD	107,100,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2022	1,048,753	(2,252,782)	(1,204,029)
		230,700,000	MXN	14,432,794	MXN-TIIE-Banxico	Fixed 6.530%	Jun 2025	157,045	79,935	236,980
		200,000	USD	200,000	Fixed 2.0%	USD-LIBOR-BBA	Dec 2020	868	(2,978)	(2,110)
		304,800,000	MXN	18,723,280	MXN-TIIE-Banxico	Fixed 5.940%	Jul 2022	12,808	(15,137)	(2,329)
		139,900,000	MXN	8,599,837	MXN-TIIE-Banxico	Fixed 4.388%	Jul 2017	—	(2,581)	(2,581)
		7,200,000	CAD	5,395,683	Fixed 2.30%	CAD-BA-CDOR	Dec 2025	(168,442)	25,292	(143,150)
		26,300,000	USD	26,300,000	Fixed 2.350%	USD-LIBOR-BBA	Aug 2025	(146,191)	(103,498)	(249,689)
				$827,659,806				$10,391,003	($14,539,838)	($4,148,835)

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following tables summarize the contracts held at August 31, 2015, and the range of notional contracts amounts held by the funds during the year ended August 31, 2015. In addition, the tables detail how the funds used currency swap contracts during the year ended August 31, 2015.

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Global Bond Fund

The fund used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the fund, and as a substitute for securities purchased. The fund held currency swaps with total USD notional amounts ranging from approximately $27.4 million to $85.2 million, as a measured at each quarter end.

FUND	COUNTERPARTY	RECEIVE	PAY	MATURITY Date*		NOTIONAL AMOUNT OF CURRENCY RECEIVED	NOTIONAL AMOUNT OF CURRENCY DELIVERED	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Fund
	Bank of America N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	14,000,000	$15,482,000	$55,399	$171,204	$226,603
	Bank of America N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2025	EUR	1,800,000	1,963,800	6,031	22,855	28,886
	Bank of America N.A.	Floating rate equal to 3 Month CHF-LIBOR less 0.230% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2017	CHF	1,100,000	1,177,730	2,823	7,647	10,470
	BNP Paribas	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	18,100,000	19,765,200	203,612	221,341	424,953
	Citibank N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2025	EUR	6,990,000	7,619,100	188,353	88,752	277,105
	Citibank N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	17,400,000	19,488,000	162,291	212,780	375,071
	Credit Suisse International	Floating rate equal to 3 Month CHF-LIBOR less 0.230% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2017	CHF	1,400,000	1,481,481	1,569	3,176	4,745
	Deutsche Bank AG	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	8,700,000	9,683,970	135,899	106,390	242,289
	Goldman Sachs Bank USA	Floating rate equal to 3 Month CHF-LIBOR less 0.230% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2017	CHF	3,400,000	3,625,474	18,764	2,022	20,786
	Goldman Sachs Bank USA	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2025	EUR	3,400,000	3,808,000	24,139	43,170	67,309
							$84,094,755	$798,880	$879,337	$1,678,217

*	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

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Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. A fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps — Buyer

The following tables summarize the contracts held at August 31, 2015, and the range of notional contract amounts held by the funds during the year ended August 31, 2015. In addition, the tables detail how the funds used credit default swap contracts during the year ended August 31, 2015.

Global Bond Fund

The fund used credit default swaps to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging from approximately $2.0 million to $29.3 million, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Fund
	Bank of America N.A.	Intuit Inc.	2,000,000	USD	$2,000,000	(1.380)%	Mar 2017	—	($43,700)	($43,700)
	Bank of America N.A.	Barclays Bank PLC	1,600,000	EUR	1,771,279	(1.000)%	Sep 2020	$65,674	(16,688)	48,986
	BNP Paribas SA	UBS AG	1,600,000	USD	1,600,000	(1.000)%	Mar 2017	3,410	(7,119)	(3,709)
	BNP Paribas SA	iTraxx Europe Sub Financials Series 23 Version 1	150,000	EUR	169,058	(1.000)%	Jun 2020	4,642	(100)	4,542
	Citibank N.A.	UBS AG	2,200,000	USD	2,200,000	(1.000)%	Mar 2017	1,951	(7,052)	(5,101)
	Goldman Sachs International	iTraxx Europe Sub Financials Series 23 Version 1	550,000	EUR	619,878	(1.000)%	Jun 2020	17,443	(789)	16,654
	Morgan Stanley Capital Services, Inc.	iTraxx Europe Sub Financials Series 22 Version 1	1,000,000	EUR	1,137,950	(1.000)%	Dec 2019	14,311	7,181	21,492

	Exchange Cleared Swaps
		iTraxx Europe Senior Financials Series 23 Version 1	4,500,000	EUR	5,100,977	(1.000)%	Jun 2020	45,376	10,782	56,158
		CDX.NA.IG.24	11,300,000	USD	11,300,000	(1.000)%	Jun 2020	(163,473)	45,818	(117,655)
					$25,899,142			($10,666)	($11,667)	($22,333)

High Yield Bond Fund

The fund used credit default swaps to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $19.7 million, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
High Yield Fund
	Exchange Cleared Swaps
		MARKIT CDX.NA.HY.23 12/19	5,789,930	USD	$5,789,930	(5.000)%	Dec 2019	($412,474)	($2,971)	($415,445)
					$5,789,930			($412,474)	($2,971)	($415,445)

Investment Quality Bond Fund

The fund used credit default swaps to manage against potential credit events and to gain exposure to a security or a credit index. The fund held credit default swaps with total USD notional mounts ranging from $13.3 million to $55.2 million, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Fund
	Goldman Sachs International	CDX-EMS23V1-5Y	12,130,000	USD	$12,130,000	(1.000)%	Jun 2020	$1,462,083	($224,411)	$1,237,672
	Goldman Sachs International	Turkey Republic	1,265,000	USD	1,265,000	(1.000)%	Sep 2020	96,942	(5,810)	91,132

	Exchange Cleared Swaps
		CDX-NAHYS24V1-5Y	11,800,800	USD	11,800,800	(5.000)%	Jun 2020	(624,492)	(21,008)	(645,500)
		CDX-NAIGS24V1-5Y	21,652,000	USD	21,652,000	(1.000)%	Jun 2020	(269,843)	44,404	(225,439)
		ITRAXX-EUROPES23V1-5Y	3,586,000	EUR	4,024,032	(1.000)%	Jun 2020	(49,792)	(12,625)	(62,417)
		ITRAXX-XOVERS23V1-5Y	3,845,000	EUR	4,314,669	(5.000)%	Jun 2020	(372,303)	4,065	(368,238)
					$55,186,501			$242,595	($215,385)	$27,210

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Real Return Bond Fund

The fund used credit default swaps to manage against potential credit events. The fund held credit default swaps with total USD notional mounts ranging from $2.1 million to $6.6 million, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Fund
	Citibank N.A	GATX Corp.	1,000,000	USD	$1,000,000	(1.070)%	Mar 2016	—	($7,096)	($7,096)
	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	—	(31,130)	(31,130)
	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	95,000	(1.000)%	Jun 2017	($533)	(1,243)	(1,776)
					$2,095,000			($533)	($39,469)	($40,002)

Credit default swaps — Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the contracts held at August 31, 2015, and the range of notional contract amounts held by the funds during the year ended August 31, 2015. In addition, the tables detail how the funds used credit default swap contracts as a seller of protection during the year ended August 31, 2015.

Global Bond Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit. The fund held credit default swaps with total USD notional amounts ranging from approximately $37.6 million to $49.5 million, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING AT 8-31-15	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Fund
	Bank of America N.A.	French Republic	0.270%	1,600,000	USD	$1,600,000	0.250%	Mar 2020	($10,987)	$10,368	($619)
	Barclays Bank PLC	People’s Republic of China	0.807%	200,000	USD	200,000	1.000%	Mar 2019	(201)	1,936	1,735
	Barclays Bank PLC	French Republic	0.270%	1,400,000	USD	1,400,000	0.250%	Mar 2020	(8,438)	7,896	(542)
	Citibank N.A.	Federative Republic of Brazil	3.068%	2,100,000	USD	2,100,000	1.000%	Mar 2019	(60,332)	(80,092)	(140,424)
	Citibank N.A.	Russian Federation	3.586%	3,900,000	USD	3,900,000	1.000%	Dec 2019	(361,211)	(24,094)	(385,305)
	Citibank N.A.	French Republic	0.270%	1,200,000	USD	1,200,000	0.250%	Mar 2020	(9,583)	9,119	(464)
	Citibank N.A.	French Republic	0.288%	200,000	USD	200,000	0.250%	Jun 2020	(1,116)	856	(260)
	Deutsche Bank AG	Federative Republic of Brazil	3.169%	100,000	USD	100,000	1.000%	Sep 2019	(2,336)	(5,577)	(7,913)
	Goldman Sachs International	United Mexican States	1.238%	600,000	USD	600,000	1.000%	Sep 2019	4,179	(8,588)	(4,409)
	Goldman Sachs International	Russian Federation	3.586%	500,000	USD	500,000	1.000%	Dec 2019	(51,440)	2,042	(49,398)
	Goldman Sachs International	Hellenic Republic	31.169%	300,000	EUR	353,670	1.000%	Dec 2015	(31,864)	3,505	(28,359)
	Goldman Sachs International	French Republic	0.270%	5,500,000	USD	5,500,000	0.250%	Mar 2020	(43,286)	41,158	(2,128)
	Goldman Sachs International	French Republic	0.288%	600,000	USD	600,000	0.250%	Jun 2020	(3,068)	2,289	(779)
	HSBC Bank USA	United Mexican States	1.238%	400,000	USD	400,000	1.000%	Sep 2019	2,708	(5,647)	(2,939)
	HSBC Bank USA	Federative Republic of Brazil	3.169%	400,000	USD	400,000	1.000%	Sep 2019	(9,121)	(22,531)	(31,652)
	HSBC Bank USA	French Republic	0.270%	600,000	USD	600,000	0.250%	Mar 2020	(3,436)	3,204	(232)
	JPMorgan Chase Bank N.A.	People’s Republic of China	0.807%	900,000	USD	900,000	1.000%	Mar 2019	2,121	5,689	7,810
	JPMorgan Chase Bank N.A.	Federative Republic of Brazil	3.068%	2,600,000	USD	2,600,000	1.000%	Mar 2019	(64,990)	(108,869)	(173,859)
	JPMorgan Chase Bank N.A.	Russian Federation	3.586%	1,000,000	USD	1,000,000	1.000%	Dec 2019	(103,222)	4,426	(98,796)
	JPMorgan Chase Bank N.A.	French Republic	0.270%	2,100,000	USD	2,100,000	0.250%	Mar 2020	(14,514)	13,701	(813)
	JPMorgan Chase Bank N.A.	French Republic	0.288%	500,000	USD	500,000	0.250%	Jun 2020	(2,558)	1,909	(649)
	Morgan Stanley Capital Services, Inc.	People’s Republic of China	0.807%	600,000	USD	600,000	1.000%	Mar 2019	605	4,601	5,206
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	3.068%	2,100,000	USD	2,100,000	1.000%	Mar 2019	(58,424)	(82,000)	(140,424)
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	3.169%	1,300,000	USD	1,300,000	1.000%	Sep 2019	(29,847)	(73,024)	(102,871)
	Morgan Stanley Capital Services, Inc.	French Republic	0.270%	1,300,000	USD	1,300,000	0.250%	Mar 2020	(8,341)	7,838	(503)

	Exchange Cleared Swaps
		CDX.NA.HY.24	3.919%	15,345,000	USD	15,345,000	5.000%	Jun 2020	1,034,416	(196,862)	837,554
						$47,398,670			$165,714	($486,747)	($321,033)

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Investment Quality Bond Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit. The fund held credit default swaps with total USD notional amounts ranging from approximately $195 thousand to $11.9 million, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING AT 8-31-15	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Fund
	JPMorgan Chase Bank	Malaysia Republic	1.30%	195,000	USD	$195,000	1.000%	Jun 2020	($2,100)	($3,328)	($5,428)
						$195,000			($2,100)	($3,328)	($5,428)

Real Return Bond Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit. The fund held credit default swaps with total USD notional amounts ranging from approximately $7.6 million to $67.1 million, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING AT 8-31-15	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Fund
	Bank of America N.A.	Republic of Indonesia	2.01%	400,000	USD	$400,000	1.000%	Dec 2019	($7,733)	($7,840)	($15,573)
	Bank of America N.A.	JSC “GAZPROM”	3.21%	100,000	USD	100,000	1.000%	Mar 2016	(3,570)	2,548	(1,022)
	Bank of America N.A.	The Goldman Sachs Group, Inc.	0.98%	2,200,000	USD	2,200,000	1.000%	Sep 2020	(2,100)	8,100	6,000
	Barclays Bank PLC	Republic of Indonesia	2.01%	700,000	USD	700,000	1.000%	Dec 2019	(18,345)	(8,908)	(27,253)
	Barclays Bank PLC	Hellenic Republic	27.38%	700,000	USD	700,000	1.000%	Jun 2016	(18,019)	(108,971)	(126,990)
	Citibank N.A.	Freeport-McMoRan, Inc.	5.92%	400,000	USD	400,000	1.000%	Sep 2020	(65,943)	(13,486)	(79,429)
	Deutsche Bank	Republic of Italy	0.84%	3,200,000	USD	3,200,000	1.000%	Mar 2019	(39,146)	62,872	23,726
	Goldman Sachs	Hellenic Republic	32.16%	500,000	EUR	636,485	1.000%	Dec 2015	(8,077)	(39,188)	(47,265)
	Goldman Sachs	Hellenic Republic	23.25%	100,000	USD	100,000	1.000%	Dec 2016	(4,375)	(18,805)	(23,180)
	Goldman Sachs	JSC “GAZPROM”	3.21%	800,000	USD	800,000	1.000%	Mar 2016	(27,732)	19,555	(8,177)
	Goldman Sachs	Sberbank	3.50%	100,000	USD	100,000	1.000%	Mar 2016	(2,831)	1,646	(1,185)
	JPMorgan Chase Bank	JSC “GAZPROM”	3.21%	400,000	USD	400,000	1.000%	Mar 2016	(13,767)	9,665	(4,102)
	Morgan Stanley Capital Services, Inc.	JSC “GAZPROM”	3.21%	200,000	USD	200,000	1.000%	Mar 2016	(7,361)	5,317	(2,044)

	Exchange Cleared Swaps
		CDX.NA.IG.24	0.82%	10,300,000	USD	10,300,000	1.000%	Jun 2020	122,765	(15,522)	107,243
		CDX.NA.HY.24	3.92%	10,593,000	USD	10,593,000	5.000%	Jun 2020	615,991	(36,935)	579,056
						$30,829,485			$519,757	($139,952)	$379,805

Total Return Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to treasuries markets and substitute for securities purchased. The fund held credit default swaps with total USD notional amounts ranging from approximately $83.1 million to $297.4 million, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING AT 8-31-15	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Fund
	Bank of America N.A.	United Mexican States	0.38%	500,000	USD	$500,000	1.000%	Sep 2015	($10)	$1,168	$1,158
	Bank of America N.A.	Prudential Financial, Inc.	0.07%	2,400,000	USD	2,400,000	1.000%	Dec 2015	(4,210)	15,781	11,571
	Bank of America N.A.	MetLife, Inc.	0.08%	1,700,000	USD	1,700,000	1.000%	Dec 2015	(3,715)	11,882	8,167
	Bank of America N.A.	Citigroup Inc.	0.32%	1,800,000	USD	1,800,000	1.000%	Sep 2016	7,512	9,106	16,618
	Barclays Bank PLC	Petroleo Brasileiro S/A Petrobras	6.06%	800,000	USD	800,000	1.000%	Dec 2019	(88,110)	(58,312)	(146,422)
	BNP Paribas	United States of America	0.09%	3,600,000	EUR	5,047,559	0.250%	Mar 2016	(8,904)	14,597	5,693
	BNP Paribas	Petroleo Brasileiro S/A Petrobras	6.06%	1,600,000	USD	1,600,000	1.000%	Dec 2019	(149,641)	(143,203)	(292,844)
	BNP Paribas	Petroleo Brasileiro S/A Petrobras	6.13%	300,000	USD	300,000	1.000%	Mar 2020	(50,677)	(7,531)	(58,208)
	Citibank N.A	Sprint Communications, Inc.	4.21%	2,400,000	USD	2,400,000	5.000%	Dec 2019	104,002	(7,535)	96,467
	Citibank N.A	Volkswagen Aktiengesellschaft	0.44%	4,900,000	EUR	5,381,428	1.000%	Mar 2017	51,670	7,002	58,672
	Citibank N.A	United Mexican States	1.46%	1,300,000	USD	1,300,000	1.000%	Sep 2020	(23,387)	(2,904)	(26,291)
	Citibank N.A.	Federative Republic Of Brazil	0.82%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(162)	2,231	2,069
	Citibank N.A.	United Mexican States	0.38%	700,000	USD	700,000	1.000%	Sep 2015	(110)	1,731	1,621
	Citibank N.A.	MetLife, Inc.	0.08%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(5,463)	17,473	12,010
	Credit Suisse International	Federative Republic of Brazil	0.82%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(240)	4,172	3,932
	Credit Suisse International	United Mexican States	1.07%	800,000	USD	800,000	1.000%	Dec 2018	(1,072)	934	(138)
	Deutsche Bank AG	General Electric Capital Corporation	0.07%	1,000,000	USD	1,000,000	1.000%	Sep 2015	320	2,171	2,491
	Deutsche Bank AG	Berkshire Hathaway Inc.	0.19%	900,000	USD	900,000	1.000%	Sep 2016	4,898	4,652	9,550

275

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FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING AT 8-31-15	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Fund, continued
	Deutsche Bank AG	JPMorgan Chase & Co.	0.31%	1,800,000	USD	$1,800,000	1.000%	Sep 2016	$8,081	$8,618	$16,699
	Goldman Sachs International	CDX.NA.IG.9-V4	0.08%	868,049	USD	868,049	0.548%	Dec 2017	—	10,241	10,241
	Goldman Sachs International	United Mexican States	0.64%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(1,077)	7,448	6,371
	Goldman Sachs International	Sprint Communications, Inc.	4.21%	2,200,000	USD	2,200,000	5.000%	Dec 2019	99,507	(11,079)	88,428
	Goldman Sachs International	Petroleo Brasileiro S/A Petrobras	6.06%	2,500,000	USD	2,500,000	1.000%	Dec 2019	(232,922)	(224,646)	(457,568)
	HSBC Bank USA	Federative Republic of Brazil	0.82%	700,000	USD	700,000	1.000%	Sep 2015	(73)	1,522	1,449
	HSBC Bank USA	United Mexican States	0.64%	200,000	USD	200,000	1.000%	Sep 2016	376	782	1,158
	HSBC Bank USA	United Mexican States	0.71%	100,000	USD	100,000	1.000%	Dec 2016	411	161	572
	HSBC Bank USA	Petroleo Brasileiro S/A Petrobras	6.06%	100,000	USD	100,000	1.000%	Dec 2019	(9,299)	(9,004)	(18,303)
	HSBC Bank USA	Petroleo Brasileiro S/A Petrobras	6.13%	100,000	USD	100,000	1.000%	Mar 2020	(16,013)	(3,390)	(19,403)
	JPMorgan Chase Bank	CDX.NA.IG.9-V4	0.08%	1,928,998	USD	1,928,998	0.553%	Dec 2017	—	22,999	22,999
	JPMorgan Chase Bank	Federative Republic of Brazil	0.82%	8,800,000	USD	8,800,000	1.000%	Sep 2015	(1,219)	19,429	18,210
	JPMorgan Chase Bank	Federative Republic of Brazil	1.46%	900,000	USD	900,000	1.000%	Sep 2016	(1,126)	(1,466)	(2,592)
	JPMorgan Chase Bank	United Mexican States	0.64%	200,000	USD	200,000	1.000%	Sep 2016	392	766	1,158
	JPMorgan Chase Bank	United Mexican States	0.71%	1,300,000	USD	1,300,000	1.000%	Dec 2016	7,431	7	7,438
	JPMorgan Chase Bank	United Mexican States	1.07%	2,400,000	USD	2,400,000	1.000%	Dec 2018	(3,783)	3,370	(413)
	JPMorgan Chase Bank	United Mexican States	1.46%	9,300,000	USD	9,300,000	1.000%	Sep 2020	(250,657)	62,575	(188,082)
	Morgan Stanley Capital Services, Inc.	United Mexican States	0.64%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(2,119)	16,020	13,901
	Morgan Stanley Capital Services, Inc.	United Mexican States	1.30%	8,200,000	USD	8,200,000	1.000%	Dec 2019	40,090	(127,179)	(87,089)
	Morgan Stanley Capital Services, Inc.	Petroleo Brasileiro S/A Petrobras	6.06%	1,200,000	USD	1,200,000	1.000%	Dec 2019	(94,566)	(125,067)	(219,633)
	Morgan Stanley Capital Services, Inc.	iTraxx Europe Series 23 Version 1	0.71%	78,300,000	EUR	86,772,615	1.000%	Jun 2020	970,962	391,905	1,362,867
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	0.82%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(1,391)	21,877	20,486
	Royal Bank of Scotland PLC	United Mexican States	0.38%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(221)	4,622	4,401
	UBS AG	United Mexican States	0.64%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(992)	7,363	6,371

	Exchange Cleared Swaps
		CDX.NA.HY.24	3.92%	50,490,000	USD	50,490,000	5.000%	Jun 2020	2,954,861	(201,901)	2,752,960
		CDX.NA.IG.24	0.82%	33,300,000	USD	33,300,000	1.000%	Jun 2020	429,009	(82,292)	346,717
						$261,788,649			$3,728,363	($332,904)	$3,395,459

Inflation Swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table summarizes the inflation swap contracts the fund held as of August 31, 2015 and the range of notional contract amounts held by the fund during the year ended August 31, 2015. In addition, the table details how the fund used inflation swap contracts during the year ended August 31, 2015.

Global Bond Fund

The fund used inflation swaps to take a position on current versus future inflation expectations. The fund held inflation swaps with total USD notional amounts ranging up to approximately $5.3 million, as measured at each quarter end.

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Fund
	Bank of America N.A.	500,000	GBP	$786,075	UK-RPI	Fixed 3.537%	May 2045	$3,143	$13,109	$16,252
	Citibank N.A.	100,000	GBP	157,345	UK-RPI	Fixed 3.495%	May 2045	—	369	369
	Deutsche Bank AG	300,000	GBP	469,545	UK-RPI	Fixed 3.503%	May 2045	—	2,642	2,642
	Goldman Sachs Bank USA	400,000	GBP	629,560	UK-RPI	Fixed 3.543%	May 2045	929	13,730	14,659
	Goldman Sachs Bank USA	700,000	GBP	1,101,415	UK-RPI	Fixed 3.310%	May 2030	—	17,388	17,388
	Goldman Sachs Bank USA	500,000	GBP	786,725	UK-RPI	Fixed 3.311%	May 2030	—	12,557	12,557
	Goldman Sachs Bank USA	400,000	GBP	629,380	UK-RPI	Fixed 3.313%	May 2030	—	10,210	10,210
	Morgan Stanley Capital Services, Inc.	500,000	GBP	786,076	UK-RPI	Fixed 3.535%	May 2045	2,788	12,774	15,562
				$5,346,121				$6,860	$82,779	$89,639

276

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Real Return Bond Fund

The fund used inflation swaps to take a position on current versus future inflation expectations. The fund held inflation swaps with total USD notional amounts ranging from approximately $100.3 million to $156.9 million, as measured at each quarter end.

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Fund
	Bank of America N.A.	500,000	USD	$500,000	Fixed 1.730%	USA-CPI-U	Aug 2025	—	$7,701	$7,701
	Bank of America N.A.	200,000	GBP	313,940	UK-RPI	Fixed 3.430%	Jun 2030	$55	10,070	10,125
	Bank of America N.A.	1,300,000	GBP	2,017,665	UK-RPI	Fixed 3.350%	Aug 2030	(14,834)	43,258	28,424
	Bank of America N.A.	200,000	GBP	303,260	UK-RPI	Fixed 3.3275%	Jan 2045	2,336	(19,276)	(16,940)
	BNP Paribas SA	2,600,000	USD	2,600,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(551)	(72,459)	(73,010)
	BNP Paribas SA	14,500,000	USD	14,500,000	Fixed 2.250%	USA-CPI-U	Jul 2017	27,852	(900,689)	(872,837)
	BNP Paribas SA	600,000	GBP	922,890	UK-RPI	Fixed 3.400%	Jun 2030	2,820	21,926	24,746
	Citibank N.A.	11,100,000	USD	11,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	2,664	(670,836)	(668,172)
	Citibank N.A.	1,900,000	GBP	2,838,791	UK-RPI	Fixed 3.190%	Apr 2030	—	(3,347)	(3,347)
	Citibank N.A.	1,000,000	GBP	1,525,150	UK-RPI	Fixed 3.350%	May 2030	—	35,817	35,817
	Citibank N.A.	1,700,000	GBP	2,668,492	UK-RPI	Fixed 3.430%	Jun 2030	1,174	84,890	86,064
	Citibank N.A.	1,000,000	GBP	1,548,800	UK-RPI	Fixed 3.325%	Aug 2030	(3,302)	18,515	15,213
	Credit Suisse International	200,000	GBP	311,770	UK-RPI	Fixed 3.3525%	May 2030	—	7,301	7,301
	Credit Suisse International	1,000,000	GBP	1,569,701	UK-RPI	Fixed 3.430%	Jun 2030	(683)	51,309	50,626
	Credit Suisse International	200,000	GBP	319,545	UK-RPI	Fixed 3.550%	Nov 2044	229	15,396	15,625
	Credit Suisse International	400,000	GBP	629,520	UK-RPI	Fixed 3.450%	Dec 2044	(1,400)	3,905	2,505
	Deutsche Bank AG	5,300,000	USD	5,300,000	Fixed 1.800%	USA-CPI-U	Jan 2016	(240)	(107,764)	(108,004)
	Deutsche Bank AG	3,700,000	USD	3,700,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(1,612)	(102,286)	(103,898)
	Deutsche Bank AG	2,300,000	USD	2,300,000	Fixed 1.845%	USA-CPI-U	Nov 2016	—	(66,008)	(66,008)
	Deutsche Bank AG	3,500,000	USD	3,500,000	Fixed 1.860%	USA-CPI-U	Nov 2016	—	(102,775)	(102,775)
	Deutsche Bank AG	4,000,000	USD	4,000,000	Fixed 1.935%	USA-CPI-U	Jan 2017	—	(111,787)	(111,787)
	Deutsche Bank AG	1,900,000	USD	1,900,000	Fixed 2.360%	USA-CPI-U	Jan 2017	—	(101,912)	(101,912)
	Deutsche Bank AG	2,500,000	USD	2,500,000	Fixed 2.1725%	USA-CPI-U	Nov 2018	—	(125,663)	(125,663)
	Deutsche Bank AG	525,000	USD	525,000	USA-CPI-U	Fixed 1.725%	Mar 2019	—	(7,038)	(7,038)
	Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.500%	USA-CPI-U	Jul 2022	7,338	(119,831)	(112,493)
	Deutsche Bank AG	1,600,000	GBP	2,495,061	UK-RPI	Fixed 3.325%	Aug 2030	4,779	19,562	24,341
	Goldman Sachs	5,500,000	USD	5,500,000	Fixed 1.730%	USA-CPI-U	Apr 2016	(11,688)	(137,210)	(148,898)
	Goldman Sachs	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	1,517	(421,513)	(419,996)
	Goldman Sachs	1,800,000	USD	1,800,000	Fixed 2.033%	USA-CPI-U	Apr 2018	—	(83,197)	(83,197)
	Goldman Sachs	600,000	USD	600,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(374)	(29,871)	(30,245)
	Goldman Sachs	1,650,000	GBP	2,513,941	UK-RPI	Fixed 3.140%	Jan 2030	—	949	949
	Goldman Sachs	800,000	GBP	1,230,519	UK-RPI	Fixed 3.400%	Jun 2030	2,502	30,493	32,995
	Goldman Sachs	3,700,000	GBP	5,757,176	UK-RPI	Fixed 3.325%	Aug 2030	(11,755)	68,043	56,288
	Goldman Sachs	500,000	GBP	751,975	UK-RPI	Fixed 3.3575%	Apr 2035	—	(5,128)	(5,128)
	JPMorgan Chase Bank N.A.	400,000	GBP	615,260	UK-RPI	Fixed 3.400%	Jun 2030	(204)	16,701	16,497
	JPMorgan Chase Bank N.A.	400,000	GBP	625,460	UK-RPI	Fixed 3.530%	Dec 2044	2,665	21,815	24,480
	Morgan Stanley Capital Services LLC	1,600,000	GBP	2,472,879	UK-RPI	Fixed 3.320%	May 2030	—	44,127	44,127
	The Royal Bank of Scotland PLC	2,000,000	USD	2,000,000	Fixed 1.935%	USA-CPI-U	Oct 2016	(5,900)	(57,421)	(63,321)
	The Royal Bank of Scotland PLC	7,200,000	USD	7,200,000	Fixed 1.930%	USA-CPI-U	Oct 2016	—	(227,242)	(227,242)
	The Royal Bank of Scotland PLC	12,100,000	USD	12,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	15,592	(743,960)	(728,368)
				$121,756,795				$18,980	($3,715,435)	($3,696,455)

Volatility Swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price volatility, the fund would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the price volatility is less than the strike price. As a payer of the realized price volatility the fund would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would receive the payoff amount when the volatility is less than the strike price. Payments on volatility swap will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

Global Bond Fund

The fund used volatility swaps to gain direct exposure to the volatility of an asset. The fund held total return swaps with total USD notional amounts ranging up to $66 thousand, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE ENTITY	CURRENCY	NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	PAY/ RECEIVE VOLATILITY	VOLATILITY STRIKE RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Fund
	Deutsche Bank AG	EUR versus CHF	CHF	7,000	$7,171	Pay	8.65%	Aug 2016	—	$1,719	$$1,719
	Deutsche Bank AG	USD versus CHF	CHF	13,000	13,317	Pay	10.55%	Aug 2016	—	7,163	7,163

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FUND	COUNTERPARTY	REFERENCE ENTITY	CURRENCY	NOTIONAL AMOUNT	USD NOTIONAL AMOUNT	PAY/ RECEIVE VOLATILITY	VOLATILITY STRIKE RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Fund, continued
	Deutsche Bank AG	EUR versus CHF	CHF	13,000	$13,317	Pay	8.65%	Aug 2016	—	($891)	($891)
	Deutsche Bank AG	EUR versus CHF	CHF	7,000	7,171	Pay	10.25%	Aug 2016	—	6,055	6,055
	Deutsche Bank AG	USD versus CHF	CHF	7,000	7,292	Pay	10.45%	Aug 2016	—	4,931	4,931
	Deutsche Bank AG	EUR versus CHF	CHF	7,000	7,292	Pay	8.45%	Aug 2016	—	(19,585)	(19,585)
	Deutsche Bank AG	USD versus CHF	CHF	6,000	6,236	Pay	10.90%	Aug 2016	—	—	—
	Deutsche Bank AG	EUR versus CHF	CHF	6,000	6,236	Pay	8.70%	Aug 2016	—	—	—
					$68,032				—	($608)	($608)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at August 31, 2015 by risk category:

Fund	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
All Cap Core Fund	Equity	Receivable/payable for futures	Futures†	—	($446,801)
				—	($446,801)
Alpha Opportunities Fund	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward Foreign currency	—	($275,137)
				—	($275,137)
Asia Pacific Total Return Bond Fund	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward Foreign currency	$223,264	($196,493)
				$223,264	($196,493)
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	($5,047,789)
				—	($5,047,789)
Global Bond Fund	Interest rate	Receivable/payable for futures	Futures†	$293,754	($2,061,776)
	Interest rate	Written options, at value	Written options	—	(438,243)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	3,396,096	(4,534,266)
	Interest rate	Investments in unaffiliated issuers, at value*	Purchased options	14,844	—
	Credit	Swap contracts, at value	Credit default swapsˆ	1,000,137	(1,343,503)
	Credit	Written options, at value	Written options	—	(2,824)
	Equity	Swap contracts, at value	Volatility swapsˆ	19,868	(20,476)
	Foreign currency	Written options, at value	Written options	—	(100,618)
	Foreign currency	Investments in unaffiliated issuers, at value*	Purchased options	115,527	—
	Foreign currency	Swap contracts, at value	Currency swapsˆ	1,678,217	—
	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward Foreign currency	7,126,197	(4,796,030)
				$13,644,640	($13,297,736)
Health Sciences Fund	Equity	Written options, at value	Written options	—	($22,812)
				—	($22,812)
High Yield Fund	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward Foreign currency	$100,921	($339,191)
	Credit	Swap contracts, at value	Credit default swapsˆ	—	(415,445)
	Interest rate	Receivable/payable for futures	Futures†	—	(105,816)
				$100,921	($860,452)
Investment Quality Bond Fund	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward Foreign currency	$967,126	($787,914)
	Interest rate	Receivable/payable for futures	Futures†	86,052	(151,314)
	Credit	Swap contracts, at value	Credit default swapsˆ	1,328,804	(1,307,022)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	3,999	(693,033)
				$2,385,981	($2,939,283)
Real Return Bond Fund	Interest rate	Receivable/payable for futures	Futures†	$30,475	($465,896)
	Interest rate	Written options, at value	Written options	—	(772,198)
	Credit	Written options, at value	Written options	—	(3,435)
	Foreign currency	Written options, at value	Written options	—	(345,865)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	1,103,695	(913,138)
	Interest rate	Swap contracts, at value	Inflation swapsˆ	483,824	(4,180,279)
	Interest rate	Investments in unaffiliated issuers, at value*	Purchased options	713,702	—
	Credit	Swap contracts, at value	Credit default swapsˆ	716,025	(376,222)
	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward Foreign currency	4,218,770	(3,854,010)
				$7,266,491	($10,911,043)

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Fund	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Strategic Equity Allocation Fund	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward Foreign currency	—	($1,881,709)
	Equity	Receivable/payable for futures	Futures†	—	(21,619,162)
	Interest rate	Receivable/payable for futures	Futures†	—	(256,494)
				—	($23,757,365)
Total Return Fund	Interest rate	Receivable/payable for futures	Futures†	$2,198,806	($6,013,765)
	Interest rate	Written options, at value	Written options	—	(3,597,689)
	Foreign currency	Written options, at value	Written options	—	(1,014,585)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	1,494,129	(5,642,964)
	Credit	Swap contracts, at value	Credit default swapsˆ	4,912,445	(1,516,986)
	Interest rate	Investments in unaffiliated issuers, at value*	Purchased options	3,403,502	—
	Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward Foreign currency	48,400,833	(13,897,169)
				$60,409,715	($31,683,158)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

*	Purchased options are included in the Portfolio’s Investments

ˆ	Reflects cumulative appreciation/depreciation on swap contracts. Receivable/Payable for exchange cleared swaps, which represents margin, and swap contracts at value, which represents appreciation/depreciation on OTC swaps, are shown separately on Statements of assets and liabilities.

For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between a fund and the applicable counterparty. The tables below reflect certain fund’s exposure to counterparties subject to an ISDA for OTC derivative transactions.

OTC Financial Instruments	Asset	Liability
Global Bond Fund
Foreign forward currency contracts	$7,126,197	($4,796,030)
Purchased option	8,737	—
Written Options		(541,685)
Interest rate swaps	—	(594,217)
Credit default swaps	106,425	(1,225,848)
Currency swaps	1,678,217	—
Inflation swaps	89,639	—
Volatility swaps	19,868	(20,476)
Totals	$9,029,083	($7,178,256)

Total Return Fund
Foreign forward currency contracts	$48,400,833	($13,897,169)
Purchased options	3,403,502	—
Written options	—	(4,083,698)
Interest rate swaps	87,576	(169,341)
Credit default swaps	1,812,768	(1,516,986)
Totals	$53,704,679	($19,667,194)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure*
Global Bond Fund
Bank of America, N.A.	$177,318	$30,041	—	$147,277
Barclays Bank PLC	(274,034)	—	—	(274,034)
Barclays Capital	2,770	—	$304,833	307,603
BNP Paribas SA	216,314	—	290,772	507,086
Citibank N.A.	316,317	—	—	316,317
Credit Suisse International	320,694	330,038	—	(9,344)
Deutsche Bank AG	340,996	790,059	—	(449,063)
Goldman Sachs Bank USA	(96,602)	—	3,998	(92,604)
Goldman Sachs Capital Markets LP	(164,200)	—	—	(164,200)
Goldman Sachs International	(68,419)	—	185,433	117,014
HSBC Bank USA	(347,574)	—	324,929	(22,645)
JPMorgan Chase Bank N.A.	2,865,637	2,930,110	—	(64,473)
Morgan Stanley Bank, N.A.	(548,155)	—	542,435	(5,720)
Morgan Stanley Capital Services, Inc.	(201,538)	—	—	(201,538)
Nomura Global Financial Products, Inc.	(160,648)	—	—	(160,648)
UBS AG	(528,049)	—	623,004	94,955
Totals	$1,850,827	$4,080,248	$2,275,404	$45,983

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Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure*
Total Return Fund
Bank of America NA	$8,462,177	$8,271,047	—	$191,130
Barclays Bank PLC	1,432,923	1,350,207	—	82,716
BNP PARIBAS S.A.	6,614,243	6,110,685	—	503,558
Citibank NA	(595,589)	—	$548,674	(46,915)
Credit Suisse International	693,036	720,038	—	(27,002)
Deutsche Bank AG	2,756,990	3,610,354	—	(853,364)
Goldman Sachs Bank USA	661,986	910,053	—	(248,067)
Goldman Sachs International	(352,528)	—	190,887	(161,641)
HSBC BANK USA, N.A.	528,869	490,109	—	38,760
JP Morgan Chase Bank, N.A.	8,458,186	7,551,028	—	907,158
Morgan Stanley Capital Services LLC	1,440,684	—	—	1,440,684
Normura Global Financial Products, Inc.	(4,307)	—	—	(4,307)
Royal Bank of Scotland PLC	4,401	—	—	4,401
Societe Generale Paris	(15,052)	—	—	(15,052)
UBS AG	3,951,466	3,698,331	—	253,135
Totals	$34,037,485	$32,711,852	$739,561	$2,065,194

*	Negative net exposure amounts represent instances where collateral received from counterparties exceeds net unrealized gains on derivative positions.

Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

	Statements of operations Location—Net Realized Gain (Loss) on:
Fund	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Investments in unaffiliated issuers and Foreign Currency Transactions*	Total
All Cap Core Fund	Equity	—	—	$1,010,993	—	—	$1,010,993
	Total	—	—	$1,010,993	—	—	$1,010,993
Alpha Opportunities Fund	Foreign currency	—	—	—	—	$99,295	$99,295
	Equity	—	$14,079	—	—	—	14,079
	Total	—	$14,079	—	—	$99,295	$113,374
Asia Pacific Total Return Bond Fund	Interest rate	—	—	($1,723,693)	—	—	($1,723,693)
	Foreign currency	—	—	—	—	$8,729,673	8,729,673
	Total	—	—	($1,723,693)	—	$8,729,673	$7,005,980
Capital Appreciation Value Fund	Equity	—	$1,820,920	—	—	—	$1,820,920
	Total	—	$1,820,920	—	—	—	$1,820,920
Global Bond Fund	Interest rate	($7,704)	$705,300	$1,922,187	($957,156)	—	$1,662,627
	Credit	(9,449)	54,008	—	5,105	—	49,664
	Foreign currency	120,048	1,330,161	—	(10,493,050)	$11,998,584	2,955,743
	Equity	—	—	—	1,753	—	1,753
	Total	$102,895	$2,089,469	$1,922,187	($11,443,348)	$11,998,584	$4,669,787
Health Sciences Fund	Equity	—	($407,190)	—	—	—	($407,190)
	Total	—	($407,190)	—	—	—	($407,190)
High Yield Fund	Interest rate	—	—	($272,572)	—	—	($272,572)
	Credit	—	—	—	($277,472)	—	(277,472)
	Foreign currency	—	—	—	—	$5,445,577	5,445,577
	Total	—	—	($272,572)	($277,472)	$5,445,577	$4,895,533
Investment Quality Bond Fund	Interest rate	($154,971)	—	$1,713,729	($1,457,156)	—	$101,602
	Credit	—	—	—	(109,093)	$55,574	(53,519)
	Foreign currency	(102,148)	—	—	—	1,223,320	1,121,172
	Total	($257,119)	—	$1,713,729	($1,566,249)	$1,278,894	$1,169,255
Real Return Bond Fund	Interest rate	($416,797)	$644,451	($1,541,853)	($8,893,688)	—	($10,207,887)
	Foreign currency	—	302,937	—	—	$17,027,150	17,330,087
	Equity	—	—	—	(12,624)	—	(12,624)
	Credit	—	82,941	—	722,430	—	805,371
	Total	($416,797)	$1,030,329	($1,541,853)	($8,183,882)	$17,027,150	$7,914,947
Short Term Government Income Fund	Interest rate	—	—	($318,980)	—	—	($318,980)
	Total	—	—	($318,980)	—	—	($318,980)
Strategic Equity Allocation Fund	Equity	—	—	$6,967,121	—	—	$6,967,121
	Interest rate	—	—	710,890	—	—	710,890
	Foreign currency	—	—	—	—	$2,094,906	2,094,906
	Total	—	—	$7,678,011	—	$2,094,906	$9,772,917
Total Return Fund	Interest rate	($259,035)	$8,675,713	$25,694,713	($7,238,042)	—	$26,873,349
	Credit	—	—	—	(339,128)	—	(339,128)
	Foreign currency	—	1,646,417	—	—	$59,373,168	61,019,585
	Total	($259,035)	$10,322,130	$25,694,713	($7,577,170)	$59,373,168	$87,553,806

*	Realized gain/loss associated with forward foreign currency is included in the caption on the Statements of operations.

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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2015:

	Statements of operations Location—Change in Unrealized Appreciation (Depreciation) of:
Fund	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Investments in Unaffiliated Issuers and Translation of Assets and Liabilities in Foreign Currencies*	Total
All Cap Core Fund	Equity	—	—	($702,635)	—	—	($702,635)
	Total	—	—	($702,635)	—	—	($702,635)
Alpha Opportunities Fund	Foreign currency	—	—	—	—	$275,137	$275,137
	Total	—	—	—	—	$275,137	$275,137
Asia Pacific Total Return Bond Fund	Interest rate	—	—	$196,294	—	—	$196,294
	Foreign currency	—	—	—	—	$159,372	159,372
	Total	—	—	$196,294	—	$159,372	$355,666
Capital Appreciation Value Fund	Equity	—	($2,967,322)	—	—	—	($2,967,322)
	Total	—	($2,967,322)	—	—	—	($2,967,322)
Global Bond Fund	Interest rate	($310,129)	$98,441	($2,267,042)	($3,561,652)	—	($6,040,382)
	Credit	—	(9,132)	—	(1,258,670)	—	(1,267,802)
	Foreign currency	(28,778)	(578,838)	—	816,517	$2,602,488	2,811,389
	Equity	—	—	—	(608)	—	(608)
	Total	($338,907)	($489,529)	($2,267,042)	($4,004,413)	$2,602,488	($4,497,403)
Health Sciences Fund	Equity	—	$534,966	—	—	—	$534,966
	Total	—	$534,966	—	—	—	$534,966
High Yield Fund	Interest rate	—	—	$12,173	—	—	$12,173
	Credit	—	—	—	$346,414	—	346,414
	Foreign currency	—	—	—	—	($840,830)	(840,830)
	Total	—	—	$12,173	$346,414	($840,830)	($482,243)
Investment Quality Bond Fund	Interest rate	$184,053	—	($92,353)	($129,946)	—	($38,246)
	Credit	—	—	—	(47,245)	—	(47,245)
	Foreign currency	—	—	—		$155,090	155,090
	Total	$184,053	—	($92,353)	($177,191)	$155,090	$69,599
Real Return Bond Fund	Interest rate	($195,167)	$227,815	($141,517)	$160,523	—	$51,654
	Credit	—	(17,387)	—	(581,067)	—	(598,454)
	Foreign currency	—	(67,191)	—		($1,457,275)	(1,524,466)
	Total	($195,167)	$143,237	($141,517)	($420,544)	($1,457,275)	($2,071,266)
Short Term Government Income Fund	Interest rate	—	—	$50,842	—	—	$50,842
	Total	—	—	$50,842	—	—	$50,842
Strategic Equity Allocation Fund	Equity	—	—	($26,394,330)	—	—	($26,394,330)
	Interest rate	—	—	(245,166)	—	—	(245,166)
	Foreign currency	—	—	—	—	($1,881,709)	(1,881,709)
	Total	—	—	($26,639,496)	—	($1,881,709)	($28,521,205)
Total Return Fund	Interest rate	($452,131)	$110,975	($7,796,719)	($9,787,529)	—	($17,925,404)
	Credit	—	—	—	(1,728,681)	—	(1,728,681)
	Foreign currency	—	128,966	—	—	$24,710,063	24,839,029
	Total	($452,131)	$239,941	($7,796,719)	($11,516,210)	$24,710,063	$5,184,944

*	Change in unrealized appreciation/depreciation associated with forward foreign currency is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a monthly management fee to the Advisor, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Investment Management Services, LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

•	Active Bond Fund — a) 0.600% of the first $2.5 billion of aggregate net assets; b) 0.575% of the next $2.5 billion of aggregate net assets and c) 0.550% of the excess over $5 billion of aggregate net assets.

•	All Cap Core Fund — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

•	Alpha Opportunities Fund — Effective July 1, 2015, the advisory fee paid is as follows: a) 0.975% of the first $1 billion of aggregate net assets; b) 0.950% of the next $1 billion of aggregate net assets; and c) 0.90% of the excess over $2 billion of aggregate net assets. Prior to July 1, 2015 the advisory fee paid was as follows: a) 1.025% of the first $250 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.975% of the next $500 million of aggregate net assets; and d) 0.950% of the excess over $1 billion of aggregate net assets.

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•	Asia Pacific Total Return Bond Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of the next $250 million of average net assets and c) 0.600% of the excess over $500 million of average net assets.

•	Capital Appreciation Fund — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of the next $200 million of aggregate net assets; c) 0.700% of the next $500 million of aggregate net assets; and d) 0.670% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.800% of aggregate net assets.

•	Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; and c) 0.570% of the excess over $400 million of aggregate net assets.

•	Fundamental Global Franchise Fund — a) 0.800% of the first $1 billion of average net assets and b) 0.780% of the excess over $1 billion of average net assets.

•	Global Bond Fund and Real Estate Securities Fund — 0.700% of aggregate net assets.

•	Global Real Estate Fund — a) 0.900% of the first $500 million of average net assets; b) 0.875% of the next $250 million of aggregate net assets; and c) 0.850% of the excess over $750 million of average net assets.

•	Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the next $250 million of aggregate net assets; and c) 0.950% of excess over $750 million of aggregate net assets. However, when aggregate net assets exceed $750 million, the advisory fee is 0.95% on all net assets.

•	High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.

•	International Growth Opportunities Fund — a) 0.975% of the first $100 million of average net assets; b) 0.850% of the next $300 million of average net assets; and c) 0.750% of the excess over $400 million of average net assets.

•	International Growth Stock Fund — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Small Cap Fund — a) 1.050% of the first $200 million of average net assets; b) 0.950% of the next $300 million of average net assets; and c) 0.850% of the excess over $500 million of average net assets.

•	International Value Fund — Aggregate net assets are the aggregate net assets of the fund, Income Fund, International Small Cap Fund and the following funds of JHVIT: International Value Trust, Global Trust, Income Trust and Mutual Shares Trust. The advisory fee paid is as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of the next $150 million of aggregate net assets; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.800% of aggregate net assets.

•	Investment Quality Bond Fund — a) 0.600% of the first $500 million of aggregate net assets and b) 0.550% of the excess over $500 million of aggregate net assets.

•	Lifestyle II Portfolios — Each fund pays the advisor a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets). The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), is equivalent to the sum of a) 0.050% for the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), is equivalent to the sum of: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion of aggregate net assets.

•	Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million of aggregate net assets; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Value Fund — Effective July 1, 2015, the advisory fee paid is as follows: a) 1.050% of the first $20 million of aggregate net assets; b)1.000% pf the next $30 million of aggregate net assets; and c) 0.950% of the excess over $50 million of aggregate net assets. However, when aggregate net assets exceed $50 million, then the advisory fee rate is 0.950% of all aggregate net assets of the fund. Prior to July 1, 2015, the advisory fee paid was as follows: a) 1.050% of the first $50 million of aggregate net assets; and b) 1.000% of the excess over $50 million of aggregate net assets.

•	Real Estate Equity Fund — a) 0.875% of the first $250 million of average net assets; b) 0.850% of the next $250 million of average net assets; and c) 0.825% of the excess over $500 million of average net assets.

•	Real Return Bond Fund — a) 0.700% of the first $1 billion of aggregate net assets; and b) 0.650% of the excess over $1 billion of aggregate net assets.

•	Science & Technology Fund — (a) 1.050% of the first $500 million of aggregate net assets; and (b) 1.000% of the excess over $500 million of aggregate net assets.

•	Short Term Government Income Fund — a) 0.570% of the first $250 million of aggregate net assets; and b) 0.550% of the excess over $250 million of aggregate net assets.

•	Small Cap Growth Fund — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of the next $400 million of aggregate net assets; and c) 1.000% of the excess over $500 million of aggregate net assets.

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•	Small Company Growth Fund — Aggregate net assets are the aggregate net assets of the fund, New Opportunities Fund, International Growth Stock Fund, Value Fund and the following funds of JHVIT: Small Company Growth Trust, Small Cap Opportunities Trust, International Growth Stock Trust and Value Trust. The advisory fee paid is as follows: a) 1.050% of the first $250 million of aggregate net assets; and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets of exceed $1 billion, then the advisory fee rate is 1.000% of aggregate net assets of the fund.

•	Small Company Value Fund — a) 1.050% of the first $500 million of aggregate net assets; and b) 1.000% of the excess over $500 million of aggregate net assets.

•	Strategic Equity Allocation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion; c) 0.625% of the next $2.5 billion; and d) 0.600% of the excess over $10 billion of aggregate net assets.

•	Total Return Fund — a) 0.700% of the first $1 billion of Total Return Net Assets; and b) 0.650% of the excess over $1 billion of Total Return Net Assets. Prior to January 1, 2015, the following fees were in effect: a) 0.700% of the first $1 billion of Total Return Net Assets; and b) 0.675% of the excess over $1 billion of Total Return Net Assets. If Relationship Net Assets are less than $3 billion, then the advisory fees to be paid is 0.700% of aggregate net assets. Relationship Net Assets are aggregate net assets of all funds of the Trust and JHVIT that are subadvised by Pacific Investment Management Company, LLC. The term Total Return Net Assets includes the net assets of the Total Return Fund, a series of the Trust, and Total Return Trust, a series of JHVIT, which liquidated April 8, 2015.

•	U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.

•	Value Fund — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of the next $300 million of aggregate net assets; and c) 0.650% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor
Science & Technology Fund	Allianz Global Investors U.S. LLC[1]; T. Rowe Price Associates, Inc.
International Growth Opportunities Fund	Baillie Gifford Overseas Ltd
Active Bond Fund	Declaration Management & Research LLC[1] and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,3]
Global Real Estate Fund Real Estate Securities Fund	Deutsche Investment Management Americas Inc. and RREEF America L.L.C.
International Small Cap Fund	Franklin Templeton Investments Corporation
International Growth Stock Fund Small Company Growth Fund Value Fund	Invesco Advisers, Inc.
Capital Appreciation Fund	Jennison Associates, LLC
Lifestyle II Aggressive Portfolio Lifestyle II Balanced Portfolio Lifestyle II Conservative Portfolio Lifestyle II Growth Portfolio Lifestyle II Moderate Portfolio	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,2,3]
Asia Pacific Total Return Bond Fund Fundamental Global Franchise Fund Short-Term Government Income Fund Strategic Equity Allocation Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,3]
Global Bond Fund Real Return Bond Fund Total Return Fund	Pacific Investment Management Company LLC
All Cap Core Fund	QS Investors, LLC
Capital Appreciation Value Fund Health Sciences Fund Mid Value Fund Real Estate Equity Fund Small Company Value Fund	T. Rowe Price Associates, Inc.
International Value Fund	Templeton Investment Counsel, LLC
Alpha Opportunities Fund Investment Quality Bond Fund Mid Cap Stock Fund Small Cap Growth Fund	Wellington Management Company, LLP
Core Bond Fund U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
High Yield Fund	Western Asset Management Company, an affiliate of Legg Mason

1	An affiliate of the Advisor.

2	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

3	Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

The funds are not responsible for payment of the subadvisory fees.

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Expense reimbursements The Advisor voluntarily agrees to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, fund brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the funds’ business, advisory fees, class specific expenses, and fees under any agreements or plans of the funds dealing with services for shareholders and others with beneficial interests in shares of the funds. This expense reduction will continue in effect until terminated by the Advisor.

Fund	Expense limitation as a percentage of average net assets
Active Bond Fund	0.15%
All Cap Core Fund	0.20%
Alpha Opportunities Fund	0.20%
Capital Appreciation Fund	0.20%
Capital Appreciation Value Fund	0.20%
Core Bond Fund	0.15%
Fundamental Global Franchise Fund	0.25%
Global Bond Fund	0.15%
Global Real Estate Fund	0.25%
Health Sciences Fund	0.20%
High Yield Fund	0.15%
International Growth Opportunities Fund	0.25%
International Growth Stock Fund	0.25%
International Small Cap Fund	0.25%
International Value Fund	0.25%
Investment Quality Bond Fund	0.15%
Mid Cap Stock Fund	0.20%
Mid Value Fund	0.20%
Real Estate Equity Fund	0.20%
Real Estate Securities Fund	0.20%
Real Return Bond Fund	0.15%
Science & Technology Fund	0.20%
Small Cap Growth Fund	0.20%
Small Company Growth Fund	0.20%
Small Company Value Fund	0.20%
Strategic Equity Allocation Fund	0.20%
Total Return Fund	0.15%
U.S. High Yield Bond Fund	0.15%
Value Fund	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolio. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2015, this waiver amounted to 0.01% of the fund’s average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reimburse Asia Pacific Total Return Bond Fund for certain fund expenses excluding certain expenses such as advisory fees, taxes, transfer agent fees, Rule 12b-1 fees, brokerage commissions, interest, Class speific expenes, litigation and indemnification expenses and other extraordinary expenses, short term dividend expense and acquired fund fees and expenses that exceed 0.15% of the fund’s average net assets. The expense limitation shall continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor.

The Advisor contractually agreed to waive its advisory fee on International Value Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The expense reimbursement shall continue in effect until December 31, 2015 and may terminate any time thereafter.

The Advisor contractually agrees to reduce its management fee on Total Return Fund by 0.000% on aggregate net assets of the fund and another fund that are below $3 billion and 0.025% on aggregate net assets of the fund and another fund that equal or exceed $3 billion. This expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operation expenses of each fund in an amount equal to the amount by which the expenses of the fund exceed 0.05% of the average net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, acquired fund fees and expenses paid indirectly, short dividend expense, advisory fees and Class specific expenses. This expense limitation shall continue in effect until December 31, 2015, unless renewed by mutual agreement of the funds and the Advisor. Prior to January 1, 2015 the waiver amount was 0.10%.

In addition, for Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the funds in an amount equal to the amount by which the expenses of the share class exceed 0.10% of the average annual net assets, excluding fund level expenses such as advisory fees, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense not incurred in the ordinary course of business and short dividend expense. This expense limitation shall continue in effect until December 31, 2015, unless renewed by mutual agreement of the funds and the Advisor.

The Advisor voluntarily agreed to waive its advisory fee on Strategic Equity Allocation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The Advisor voluntarily agreed to waive a portion of its advisory fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund, Health Sciences Fund, Mid Value Fund, Real Estate Equity Fund, Science & Technology Fund and Small Company Value Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor voluntarily agreed to waive a portion of its advisory fees for the funds subadvised by Deutsche Investment Management Americas, Inc. which include Global Real Estate Fund and Real Estate Securities Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by Deutsche Investment Management Americas, Inc. This voluntary expense reimbursement may terminate at any time.

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The Advisor voluntarily agreed to reduce its advisory fees that would be payable by Alpha Opportunities Fund (after giving effect to asset-based break-points) 0.03%, of the fund’s average daily net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.

The Advisor voluntarily agreed to reduce its advisory fees that would be payable by Total Return Fund (after giving effect to asset-based break-points) by 0.02%, of the fund’s average daily net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.

The Advisor has voluntarily agreed to waive its advisory fee for Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the funds and their underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the funds’ first $7.5 billion of average net assets and 0.49% of the funds’ average net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the Trust.

For the year ended August 31, 2015, the waivers under these agreements amounted to:

EXPENSE REIMBURSEMENT BY CLASS

Fund	Class A	Class I	Class R6	Class 1	Class NAV	Total
Active Bond Fund	—	—	—	$13,451	$124,927	$138,378
All Cap Core Fund	—	—	—	—	58,601	58,601
Alpha Opportunities Fund	—	—	—	—	681,678	681,678
Asia Pacific Total Return Bond Fund	—	—	—	—	33,215	33,215
Capital Appreciation Fund	—	—	—	45,296	130,195	175,491
Capital Appreciation Value Fund	—	—	—	—	864,060	864,060
Core Bond Fund	—	—	—	10,149	56,302	66,451
Fundamental Global Franchise Fund	$10	$74	—	—	35,190	35,274
Global Bond Fund	—	—	—	4,679	38,969	43,648
Global Real Estate Fund	—	—	—	—	24,279	24,279
Health Sciences Fund	—	—	—	—	266,291	266,291
High Yield Fund	—	—	—	33,221	20,343	53,564
International Growth Opportunities Fund	—	—	—	—	66,530	66,530
International Growth Stock Fund	—	—	—	—	55,070	55,070
International Small Cap Fund	—	—	—	7,869	47,195	55,064
International Value Fund	—	—	—	18,075	128,189	146,264
Investment Quality Bond Fund	—	—	—	5,111	37,451	42,562
Lifestyle II Aggressive Portfolio	—	—	$927	63,883	—	64,810
Lifestyle II Balanced Portfolio	—	—	188	56,584	—	56,772
Lifestyle II Conservative Portfolio	—	—	958	67,519	—	68,477
Lifestyle II Growth Portfolio	—	—	341	59,320	—	59,661
Lifestyle II Moderate Portfolio	—	—	1,210	65,710	—	66,920
Mid Cap Stock Fund	—	—	—	27,764	98,555	126,319
Mid Value Fund	—	—	—	—	594,280	594,280
Real Estate Equity Fund	—	—	—	—	116,349	116,349
Real Estate Securities Fund	—	—	—	45,719	—	45,719
Real Return Bond Fund	—	—	—	7,121	34,486	41,607
Science & Technology Fund	—	—	—	—	424,075	424,075
Short Term Government Income Fund	—	—	—	—	17,700	17,700
Small Cap Growth Fund	—	—	—	—	17,898	17,898
Small Company Growth Fund	—	—	—	—	15,244	15,244
Small Company Value Fund	—	—	—	60,037	150,661	210,698
Strategic Equity Allocation Fund	—	—	—	—	8,386,049	8,386,049
Total Return Fund	—	—	—	79,928	542,702	622,630
U.S. High Yield Bond Fund	—	—	—	6,914	22,885	29,799
Value Fund	—	—	—	—	30,819	30,819

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. For Asia Pacific Total Return Bond Fund, the amount recovered during the year ended August 31, 2015 was $5,252, which was recovered from Class NAV shares.

Effective October 1, 2014, the expense recapture program was terminated.

The net investment management fees incurred for the year ended August 31, 2015, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to an annual effective rate of the funds’ average daily net assets as follows:

Portfolio	Annual Effective Rate
Active Bond Fund	0.59%
All Cap Core Fund	0.76%
Alpha Opportunities Fund	0.93%
Asia Pacific Total Return Bond Fund	0.71%
Capital Appreciation Fund	0.69%
Capital Appreciation Value Fund	0.77%
Core Bond Fund	0.58%
Fundamental Global Franchise Fund	0.79%
Global Bond Fund	0.69%
Global Real Estate Fund	0.89%
Health Sciences Fund	0.90%
High Yield Fund	0.67%
International Growth Opportunities Fund	0.80%
International Growth Stock Fund	0.78%
International Small Cap Fund	0.94%
International Value Fund	0.79%
Investment Quality Bond Fund	0.57%
Lifestyle II Aggressive Portfolio	0.00%
Lifestyle II Balanced Portfolio	0.21%
Lifestyle II Conservative Portfolio	0.00%
Lifestyle II Growth Portfolio	0.13%
Lifestyle II Moderate Portfolio	0.03%

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Portfolio	Annual Effective Rate
Mid Cap Stock Fund	0.82%
Mid Value Fund	0.94%
Real Estate Equity Fund	0.83%
Real Estate Securities Fund	0.69%
Real Return Bond Fund	0.69%
Science & Technology Fund	0.97%
Short Term Government Income Fund	0.55%
Small Cap Growth Fund	1.03%
Small Company Growth Fund	0.99%
Small Company Value Fund	0.97%
Strategic Equity Allocation Fund	0.49%
Total Return Fund	0.64%
U.S. High Yield Bond Fund	0.73%
Value Fund	0.68%

Accounting and legal services. Fundamental Global Franchise Fund has a service agreement to reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to each fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended August 31, 2015 amounted to an annual rate of 0.01% of each fund’s average daily net assets.

Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The funds may pay the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds’ shares.

Class	Rule 12b-1 Fee
Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares of the Fundamental Global Franchise Fund are assessed up-front sales charges, which resulted in payments to the Distributor. For the year ended August 31, 2015 no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connected with the sale of these shares.

During the year ended August 31, 2015, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The funds have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended August 31, 2015 were:

Fund	Class	Distribution and Service Fees	Transfer Agent Fees
Fundamental Global Franchise Fund
	Class A	$390	$162
	Class I	—	1,094
	Total	$390	$1,256
Lifestyle II Aggressive Portfolio
	Class R6	—	$46
	Total	—	$46
Lifestyle II Balanced Portfolio
	Class R6	—	$17
	Total	—	$17
Lifestyle II Conservative Portfolio
	Class R6	—	$22
	Total	—	$22
Lifestyle II Growth Portfolio
	Class R6	—	$43
	Total	—	$43
Lifestyle II Moderate Portfolio
	Class R6	—	$43
	Total	—	$43

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program: Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statements of assets and liabilities. The funds’ activity in this program during the period for which loans were outstanding was as follows:

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Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Fund	Borrower	20,071,428	6	0.49%	($1,632)
Fundamental Global Franchise Fund	Lender	23,324,034	3	0.46%	894
Strategic Equity Allocation Fund	Lender	53,320,591	5	0.48%	3,456

6.  FUND SHARE TRANSACTIONS Transactions in the funds’ shares for the years ended August 31, 2015 and 2014 were as follows:

Active Bond Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	13,985,601	$143,948,911	3,395,725	$34,874,606
Distributions reinvested	630,912	6,440,454	327,995	3,328,533
Repurchased	(621,300)	(6,379,280)	(1,093,596)	(11,117,264)
Net increase	13,995,213	$144,010,085	2,630,124	$27,085,875
Class NAV shares
Sold	9,044,060	$93,514,958	3,604,111	$36,658,696
Distributions reinvested	6,604,539	67,413,868	7,049,787	71,385,415
Repurchased	(14,651,105)	(150,040,639)	(27,452,875)	(280,251,470)
Net increase (decrease)	997,494	$10,888,187	(16,798,977)	($172,207,359)
Total net increase (decrease)	14,992,707	$154,898,272	(14,168,853)	($145,121,484)

All Cap Core Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	—	—	4,623,229	$63,866,308
Distributions reinvested	4,366,891	$58,472,663	576,396	7,493,145
Repurchased	(6,653,211)	(93,865,535)	—	—
Total net increase (decrease)	(2,286,320)	($35,392,872)	5,199,625	$71,359,453

Alpha Opportunities Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,743,061	$21,943,640	16,294,767	$219,858,112
Distributions reinvested	18,274,973	222,771,922	15,909,194	199,819,482
Repurchased	(21,607,067)	(274,602,603)	(4,991,954)	(66,034,048)
Total net increase (decrease)	(1,589,033)	($29,887,041)	27,212,007	$353,643,546

Asia Pacific Total Return Bond Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,944	$27,089	581,167	$5,509,153
Distributions reinvested	1,245,663	11,460,097	1,707,868	15,575,759
Total net increase	1,248,607	$11,487,186	2,289,035	$21,084,912

Capital Appreciation Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,609,723	$29,913,402	1,122,344	$19,145,093
Distributions reinvested	2,519,171	43,556,466	1,867,786	31,416,166
Repurchased	(3,799,242)	(69,082,537)	(4,511,567)	(76,529,939)
Net increase (decrease)	329,652	$4,387,331	(1,521,437)	($25,968,680)
Class NAV shares
Sold	2,579,978	$47,317,650	13,597,167	$225,636,981
Distributions reinvested	7,605,393	131,725,410	5,065,995	85,260,692
Repurchased	(23,696,192)	(437,243,547)	(14,701,959)	(252,307,904)
Net increase (decrease)	(13,510,821)	($258,200,487)	3,961,203	$58,589,769
Total net increase (decrease)	(13,181,169)	($253,813,156)	2,439,766	$32,621,089

Capital Appreciation Value Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	12,169,567	$149,842,811	3,581,972	$44,346,292
Distributions reinvested	21,404,219	250,001,280	20,333,532	236,682,318
Repurchased	(21,292,619)	(262,298,922)	(10,072,663)	(128,698,381)
Total net increase	12,281,167	$137,545,169	13,842,841	$152,330,229

Core Bond Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	6,116,957	$80,400,137	1,186,484	$15,273,647
Distributions reinvested	151,291	1,966,489	151,145	1,918,994
Repurchased	(455,910)	(5,952,260)	(842,779)	(10,759,861)
Net increase	5,812,338	$76,414,366	494,850	$6,432,780
Class NAV shares
Sold	58,165,847	$766,215,552	772,067	$9,807,325
Distributions reinvested	803,272	10,419,950	836,805	10,604,542
Repurchased	(10,314,625)	(133,998,731)	(6,123,706)	(78,982,134)
Net increase (decrease)	48,654,494	$642,636,771	(4,514,834)	($58,570,267)
Total net increase (decrease)	54,466,832	$719,051,137	(4,019,984)	($52,137,487)

287

FUND SHARE TRANSACTIONS, CONTINUED

Fundamental Global Franchise Fund[1]	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class I shares
Sold	44,380	$587,589	21,588	$275,641
Distributions reinvested	2,641	32,930	1,139	14,570
Repurchased	(12,361)	(157,818)	—	—
Net increase	34,660	$462,701	22,727	$290,211
Class NAV shares
Sold	2,227,963	$29,351,030	2,297,305	$29,633,534
Distributions reinvested	2,165,169	26,999,657	1,777,668	22,736,377
Repurchased	(3,417,849)	(44,555,063)	(3,509,157)	(45,792,183)
Net increase	975,283	$11,795,624	565,816	$6,577,728
Total net increase	1,009,943	$12,258,325	588,543	$6,867,939

1 There were no fund shares transactions for Class A shares for the years ended 8-31-15 and 8-31-14.

Global Bond Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	430,163	$5,200,413	455,777	$5,614,647
Repurchased	(1,075,953)	(12,995,621)	(1,260,253)	(15,363,838)
Net decrease	(645,790)	($7,795,208)	(804,476)	($9,749,191)
Class NAV shares
Sold	2,377,058	$28,774,854	2,392,553	$29,060,174
Repurchased	(5,905,323)	(70,577,269)	(2,830,175)	(34,445,532)
Net decrease	(3,528,265)	($41,802,415)	(437,622)	($5,385,358)
Total net decrease	(4,174,055)	($49,597,623)	(1,242,098)	($15,134,549)

Global Real Estate Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,592,879	$24,069,967	3,151,071	$26,968,809
Distributions reinvested	862,517	8,099,034	1,508,575	12,325,059
Repurchased	(6,902,436)	(65,662,090)	(4,661,110)	(41,660,478)
Total net decrease	(3,447,040)	($33,493,089)	(1,464)	($2,366,610)

Health Sciences Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	6,279	$123,645	45,816	$830,439
Distributions reinvested	8,744,316	141,133,260	5,910,154	99,704,308
Repurchased	(19,680,291)	(381,681,772)	(6,019,962)	(113,088,124)
Total net decrease	(10,929,696)	($240,424,867)	(63,992)	($12,553,377)

High Yield Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,616,178	$14,439,716	5,761,771	$54,980,698
Distributions reinvested	3,729,842	33,012,583	3,365,142	31,839,936
Repurchased	(11,436,849)	(100,961,808)	(5,586,323)	(53,080,753)
Net increase (decrease)	(6,090,829)	($53,509,509)	3,540,590	$33,739,881
Class NAV shares
Sold	824,866	$7,241,231	3,296,998	$31,106,793
Distributions reinvested	2,433,355	21,407,470	4,424,680	41,433,939
Repurchased	(24,118,426)	(219,624,923)	(30,893,730)	(294,942,748)
Net decrease	(20,860,205)	($190,976,222)	(23,172,052)	($222,402,016)
Total net decrease	(26,951,034)	($244,485,731)	(19,631,462)	($188,662,135)

International Growth Opportunities Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	11,450,369	$156,648,899	9,846,045	$136,663,945
Distributions reinvested	2,820,471	36,073,830	1,087,406	15,017,079
Repurchased	(3,830,363)	(52,310,251)	(1,560,720)	(22,118,286)
Total net increase	10,440,477	$140,412,478	9,372,731	$129,562,738

International Growth Stock Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	10,834,094	$149,482,431	1,310,034	$17,380,492
Distributions reinvested	2,380,353	30,873,174	834,691	11,051,305
Repurchased	(588,672)	(8,110,953)	(5,699,047)	(77,776,709)
Total net increase (decrease)	12,625,775	$172,244,652	(3,554,322)	($49,344,912)

288

FUND SHARE TRANSACTIONS, CONTINUED

International Small Cap Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class I shares
Sold	704,357	$13,929,445	420,134	$7,921,207
Distributions reinvested	30,520	540,204	92,350	1,699,241
Repurchased	(1,253,203)	(23,031,833)	(1,044,074)	(19,731,262)
Net decrease	(518,326)	($8,562,184)	(531,590)	($10,110,814)
Class NAV shares
Sold	8,752,706	$167,485,617	1,145,898	$21,824,136
Distributions reinvested	189,423	3,350,891	460,102	8,465,869
Repurchased	(175,956)	(3,126,378)	(2,118,385)	(40,272,995)
Net increase (decrease)	8,766,173	$167,710,130	(512,385)	($9,982,990)
Total net increase (decrease)	8,247,847	$159,147,946	(1,043,975)	($20,093,804)

International Value Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	681,463	$11,090,652	1,056,025	$18,460,591
Distributions reinvested	408,405	6,220,011	241,933	4,197,533
Repurchased	(2,483,627)	(39,293,511)	(1,731,983)	(30,354,776)
Net decrease	(1,393,759)	($21,982,848)	(434,025)	($7,696,652)
Series NAV shares
Sold	14,701,387	$232,343,144	10,866,442	$188,718,890
Distributions reinvested	2,927,945	44,475,478	1,540,092	26,643,592
Repurchased	(8,621,024)	(142,689,211)	(6,279,575)	(112,233,377)
Net increase	9,008,308	$134,129,411	6,126,959	$103,129,105
Total net increase	7,614,549	$112,146,563	5,692,934	$95,432,453

Investment Quality Bond Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,845,379	$22,962,912	489,432	$6,079,185
Distributions reinvested	149,420	1,845,370	174,753	2,145,786
Repurchased	(852,986)	(10,595,183)	(1,379,585)	(17,028,046)
Net increase (decrease)	1,141,813	$14,213,099	(715,400)	($8,803,075)
Class NAV shares
Sold	10,968,962	$136,893,482	1,091,465	$13,513,901
Distributions reinvested	1,108,236	13,663,029	1,156,885	14,187,299
Repurchased	(839,680)	(10,320,852)	(3,294,852)	(40,859,032)
Net increase (decrease)	11,237,518	$140,235,659	(1,046,502)	($13,157,832)
Total net increase (decrease)	12,379,331	$154,448,758	(1,761,902)	($21,960,907)

Lifestyle II Aggressive Portfolio	Year ended 8/31/15		Period ended 8/31/14[1]
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	29,014	$312,677	10,000	$100,000
Distributions reinvested	384	4,117	—	—
Repurchased	(12,644)	(134,671)	—	—
Net Increase	16,754	$182,123	10,000	$100,000
Class 1 shares
Sold	4,096,312	$44,395,921	442,369	$4,654,687
Distributions reinvested	21,773	233,627	—	—
Repurchased	(171,913)	(1,823,549)	(2,071)	(22,052)
Net increase	3,946,172	$42,805,999	440,298	$4,632,635
Total net increase	3,962,926	$42,988,122	450,298	$4,732,635

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

Lifestyle II Balanced Portfolio	Year ended 8/31/15		Period ended 8/31/14[1]
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	3,461	$36,650	10,000	$100,000
Distributions reinvested	1	11	—	—
Repurchased	(84)	(902)	—	—
Net Increase	3,378	$35,759	10,000	$100,000
Class 1 shares
Sold	13,792,402	$145,913,551	825,807	$8,681,964
Distributions reinvested	77,367	817,116	151	1,590
Repurchased	(865,698)	(9,072,500)	(14)	(150)
Net increase	13,004,071	$137,658,167	825,944	$8,683,404
Total net increase	13,007,449	$137,693,926	835,944	$8,783,404

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

289

FUND SHARE TRANSACTIONS, CONTINUED

Lifestyle II Conservative Portfolio	Year ended 8/31/15		Period ended 8/31/14[1]
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	21,387	$220,083	10,000	$100,000
Repurchased	(27)	(279)	—	—
Net Increase	21,360	$219,804	10,000	$100,000
Class 1 shares
Sold	2,778,126	$28,807,726	230,868	$2,400,940
Distributions reinvested	18,520	191,614	95	986
Repurchased	(166,269)	(1,727,508)	(16,003)	(167,719)
Net increase	2,630,377	$27,271,832	214,960	$2,234,207
Total net increase	2,651,737	$27,491,636	224,960	$2,334,207

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

Lifestyle II Growth Portfolio	Year ended 8/31/15		Period ended 8/31/14[1]
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	92,953	$1,002,752	10,000	$100,000
Distributions reinvested	23	241	—	—
Repurchased	(511)	(5,481)	—	—
Net Increase	92,465	$997,512	10,000	$100,000
Class 1 shares
Sold	10,608,821	$114,352,136	982,428	$10,341,969
Distributions reinvested	40,343	430,864	—	—
Repurchased	(259,926)	(2,778,458)	(39,699)	(423,010)
Net increase	10,389,238	$112,004,542	942,729	$9,918,959
Total net increase	10,481,703	$113,002,054	952,729	$10,018,959

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

Lifestyle II Moderate Portfolio	Year ended 8/31/15		Period ended 8/31/14[1]
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	57,813	$602,312	10,000	$100,000
Distributions reinvested	270	2,819	—	—
Repurchased	(12,417)	(128,938)	—	—
Net Increase	45,666	$476,193	10,000	$100,000
Class 1 shares
Sold	4,238,115	$44,398,931	195,216	$2,036,071
Distributions reinvested	28,708	299,298	98	1,025
Repurchased	(235,012)	(2,451,082)	(2,732)	(28,347)
Net increase	4,031,811	$42,247,147	192,582	$2,008,749
Total net increase	4,077,477	$42,723,340	202,582	$2,108,749

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

Mid Cap Stock Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,400,909	$30,069,903	695,434	$15,392,008
Distributions reinvested	2,292,352	45,732,424	1,961,357	41,365,017
Repurchased	(1,902,997)	(40,765,956)	(2,476,128)	(53,876,629)
Net increase	1,790,264	$35,036,371	180,663	$2,880,396
Class NAV shares
Sold	821,769	$17,334,874	3,425,308	$72,757,915
Distributions reinvested	8,507,665	170,748,835	6,785,239	143,847,071
Repurchased	(10,132,043)	(216,784,340)	(4,955,870)	(110,522,827)
Net increase (decrease)	(802,609)	($28,700,631)	5,254,677	$106,082,159
Total net increase	987,655	$6,335,740	5,435,340	$108,962,555

Mid Value Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	867,203	$14,553,572	8,504,462	$137,706,170
Distributions reinvested	8,027,267	128,677,086	2,287,420	37,101,950
Repurchased	(6,550,680)	(108,590,172)	(3,958,446)	(67,946,472)
Total net increase	2,343,790	$34,640,486	6,833,436	$106,861,648

Real Estate Equity Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,127,428	$24,933,622	2,304,209	$22,911,589
Distributions reinvested	788,860	9,616,206	387,430	3,727,077
Repurchased	(5,241,697)	(63,615,615)	(2,924,772)	(31,240,925)
Total net decrease	(2,325,409)	($29,065,787)	(233,133)	($4,602,259)

290

FUND SHARE TRANSACTIONS, CONTINUED

Real Estate Securities Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	4,254,670	$65,062,923	2,837,676	$39,355,334
Distributions reinvested	3,593,187	52,891,715	4,632,074	55,955,458
Repurchased	(7,538,115)	(107,837,776)	(6,684,856)	(90,919,071)
Total net increase	309,742	$10,116,862	784,894	$4,391,721

Real Return Bond Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	766,803	$8,776,433	646,880	$7,617,660
Distributions reinvested	204,615	2,333,922	210,684	2,477,528
Repurchased	(1,828,231)	(20,851,717)	(2,883,527)	(33,516,234)
Net decrease	(856,813)	($9,741,362)	(2,025,963)	($23,421,046)
Class NAV shares
Sold	6,881,401	$76,716,388	3,354,825	$38,232,619
Distributions reinvested	970,622	10,932,801	911,741	10,601,690
Repurchased	(2,894,799)	(32,711,445)	(3,966,440)	(45,922,711)
Net increase	4,957,224	$54,937,744	300,126	$2,911,598
Total net increase (decrease)	4,100,411	$45,196,382	(1,725,837)	($20,509,448)

Science & Technology Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	76,735	$994,553	2,679,227	$34,334,248
Distributions reinvested	10,643,031	137,401,534	1,541,274	19,774,549
Repurchased	(15,258,564)	(206,343,950)	(11,426,651)	(150,572,176)
Total net decrease	(4,538,798)	($67,947,863)	(7,206,150)	($96,463,379)

Short Term Government Income Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,527,423	$14,866,573	2,233,561	$21,881,847
Distributions reinvested	402,168	3,900,419	318,538	3,112,504
Repurchased	(2,364,394)	(22,990,351)	(2,049,967)	(20,051,019)
Total net increase (decrease)	(434,803)	($4,223,359)	502,132	$4,943,332

Small Cap Growth Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	518,316	$5,400,010	2,517,575	$26,357,483
Distributions reinvested	2,721,745	27,571,279	2,039,077	21,614,213
Repurchased	(3,439,737)	(36,711,886)	(3,479,781)	(38,072,257)
Total net increase (decrease)	(199,676)	($3,740,597)	1,076,871	$9,899,439

Small Company Growth Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	247,547	$4,960,040	866,721	$17,567,509
Distributions reinvested	1,096,377	21,478,032	419,290	8,436,114
Repurchased	(1,571,180)	(32,614,484)	(1,280,876)	(25,954,773)
Total net increase (decrease)	(227,256)	($6,176,412)	5,135	$48,850

Small Company Value Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	39,751	$1,392,155	92,628	$3,414,138
Distributions reinvested	260,291	8,935,796	21,717	813,308
Repurchased	(673,031)	(23,429,055)	(748,264)	(27,499,412)
Net decrease	(372,989)	($13,101,104)	(633,919)	($23,271,966)
Class NAV shares
Sold	159,612	$5,522,104	1,487,554	$54,097,482
Distributions reinvested	660,886	22,668,395	55,024	2,058,980
Repurchased	(2,315,854)	(81,988,743)	(1,219,021)	(45,272,416)
Net increase (decrease)	(1,495,356)	($53,798,244)	323,557	$10,884,046
Total net decrease	(1,868,345)	($66,899,348)	(310,362)	($12,387,920)

Strategic Equity Allocation Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	82,942,160	$1,131,081,274	77,681,064	$1,014,613,230
Distributions reinvested	18,615,399	250,377,117	11,939,834	153,665,661
Repurchased	(52,074,774)	(715,234,259)	(37,763,056)	(499,472,520)
Total net increase	49,482,785	$666,224,132	51,857,842	$668,806,371

291

FUND SHARE TRANSACTIONS, CONTINUED

Total Return Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	960,246	$13,325,363	916,273	$12,713,964
Distributions reinvested	729,235	9,980,893	799,484	10,983,512
Repurchased	(6,752,153)	(93,722,833)	(4,825,811)	(66,868,649)
Net decrease	(5,062,672)	($70,416,577)	(3,110,054)	($43,171,173)
Class NAV shares
Sold	62,320,839	$872,348,599	10,966,348	$151,268,258
Distributions reinvested	4,907,635	66,977,065	5,417,666	74,177,591
Repurchased	(88,040,262)	(1,223,257,021)	(23,108,624)	(318,983,775)
Net decrease	(20,811,788)	($283,931,357)	(6,724,610)	($93,537,926)
Total net decrease	(25,874,460)	($354,347,934)	(9,834,664)	($136,709,099)

U.S. High Yield Bond Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,067,901	$12,539,683	1,223,443	$15,316,020
Distributions reinvested	790,353	9,175,996	618,089	7,634,468
Repurchased	(1,691,123)	(20,000,136)	(1,656,180)	(20,696,337)
Net increase	167,131	$1,715,543	185,352	$2,254,151
Class NAV shares
Sold	537,567	$6,422,731	1,845,540	$23,050,830
Distributions reinvested	2,705,713	31,430,019	3,782,508	46,653,058
Repurchased	(11,003,650)	(132,947,871)	(22,945,996)	(288,926,235)
Net decrease	(7,760,370)	($95,095,121)	(17,317,948)	($219,222,347)
Total net decrease	(7,593,239)	($93,379,578)	(17,132,596)	($216,968,196)

Value Fund	Year ended 8/31/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	633,671	$7,673,551	4,848,855	$57,922,395
Distributions reinvested	2,499,559	30,294,650	1,945,730	22,667,758
Repurchased	(4,011,639)	(50,011,592)	(1,955,069)	(24,089,364)
Total net increase (decrease)	(878,409)	($12,043,391)	4,839,516	$56,500,789

Affiliates of the Trust owned shares of beneficial interest in the following funds on August 31, 2015:

Fund	Class	% of Class
Fundamental Global Franchise Fund	Class A	100%
Lifestyle II Balanced Portfolio	Class R6	75%
Lifestyle II Conservative Portfolio	Class R6	32%
Lifestyle II Growth Portfolio	Class R6	10%

For funds with Class NAV, affiliates of the Trust owned 100% of the shares of beneficial interest of this class.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, are aggregated below for the year ended August 31, 2015. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the year ended August 31, 2015.

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
Active Bond Fund	$586,579,458	$657,975,332	$516,213,565	$598,607,127
All Cap Core Fund	—	1,856,893,806	—	1,930,769,075
Alpha Opportunities Fund	—	1,729,333,462	—	1,983,954,757
Asia Total Return Bond Fund	—	146,953,261	—	172,252,083
Capital Appreciation Fund	—	749,457,494	—	1,158,918,054
Capital Appreciation Value Fund	—	1,723,282,928	—	1,776,336,406
Core Bond Fund	2,878,950,727	1,678,562,726	2,616,988,047	1,208,057,403
Fundamental Global Franchise Fund	—	118,605,088	—	141,745,192
Global Bond Fund	61,084,027	298,625,523	41,009,529	328,771,125
Global Real Estate Fund	—	438,982,789	—	474,139,114
Health Sciences Fund	—	211,063,971	—	606,300,302
High Yield Fund	20,660,064	390,797,136	20,721,407	620,009,369
International Growth Opportunties Fund	—	310,042,173	—	201,097,013
International Growth Stock Fund	—	300,543,102	—	148,136,331
International Small Cap Fund	—	362,437,649	—	200,218,274
International Value Fund	—	589,750,017	—	582,611,616
Investment Quality Bond Fund	318,309,890	608,405,154	288,595,666	500,474,574
Lifestyle II Aggressive	—	46,393,412	—	3,183,756

292

PURCHASE AND SALE OF SECURITIES, CONTINUED

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
Lifestyle II Balanced	—	$149,387,764	—	$11,046,216
Lifestyle II Conservative	—	29,770,313	—	2,286,493
Lifestyle II Growth	—	119,287,864	—	5,746,260
Lifestyle II Moderate	—	46,120,423	—	3,124,496
Mid Cap Stock Fund	—	1,277,707,459	—	1,586,184,931
Mid Value Fund	—	442,767,579	—	550,910,094
Real Estate Equity Fund	—	40,839,124	—	72,806,488
Real Estate Securities Fund	—	995,146,335	—	1,016,749,510
Real Return Bond Fund	$360,967,456	116,027,449	$273,132,865	67,939,443
Science & Technology Fund	—	1,089,246,500	—	1,276,359,654
Short Term Government Income Fund	—	70,143,148	—	72,939,387
Small Cap Growth Fund	—	213,795,478	—	246,669,390
Small Company Growth Fund	—	59,533,452	—	93,159,005
Small Company Value Fund	—	102,642,602	—	198,237,301
Strategic Equity Allocation Fund	—	2,387,800,652	—	1,907,092,856
Total Return Fund	720,623,303	778,691,310	492,695,918	1,696,558,521
U.S. High Yield Bond Fund	—	151,780,331	—	260,676,627
Value Fund	—	107,671,676	—	153,473,485

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of each fund’s net assets. At August 31, 2015, funds within the John Hancock group of funds held the following percentage of each fund’s net assets listed below. The following funds had an affiliate ownership of 5% or more of each fund’s net assets.

FUND
Active Bond Fund	86.7%
All Cap Core Fund	100.0%
Alpha Opportunities Fund	100.0%
Asia Pacific Total Return Bond Fund	100.0%
Capital Appreciation Fund	62.2%
Capital Appreciation Value Fund	99.8%
Core Bond Fund	49.0%
Fundamental Global Franchise Fund	99.8%
Global Bond Fund	89.2%
Global Real Estate Fund	99.0%
Health Sciences Fund	100.0%
High Yield Fund	35.8%
International Growth Opportunities Fund	100.0%
International Growth Stock Fund	99.5%
International Small Cap Fund	87.7%
Investment Quality Bond Fund	88.0%
Mid Cap Stock Fund	76.6%
Mid Value Fund	100.0%
Real Estate Equity Fund	100.0%
Real Return Bond Fund	85.4%
Science & Technology Fund	100.0%
Short Term Government Income Fund	100.0%
Small Cap Growth Fund	100.0%
Small Company Growth Fund	79.9%
Small Company Value Fund	70.0%
Strategic Equity Allocation Fund	100.0%
Total Return Fund	88.4%
U.S. High Yield Bond Fund	75.1%
Value Fund	100.0%

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS John Hancock Lifestyle II Portfolios (the portfolios) invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the year ended August 31, 2015, the funds did not hold 5% or more of any underlying fund’s net assets.

Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds from their investments in affiliated underlying funds is as follows.

					DIVIDENDS AND DISTRIBUTIONS
FUND	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Lifestyle II Aggressive Portfolio
Strategic Equity Allocation	232,720	2,204,486	(92,750)	2,344,456	$171,358	$252,667	($34,754)	$30,196,598
Lifestyle II Balanced Portfolio
Strategic Equity Allocation	258,273	4,490,205	(202,528)	4,545,950	$270,785	$399,272	($20,750)	$58,551,841
Lifestyle II Conservative Portfolio
Strategic Equity Allocation	22,664	332,019	(20,345)	334,338	$19,990	$29,476	($2,446)	$4,306,269
Lifestyle II Growth Portfolio
Strategic Equity Allocation	398,398	4,698,867	(112,775)	4,984,490	$272,198	$401,355	($55,674)	$64,200,230
Lifestyle II Moderate Portfolio
Strategic Equity Allocation	41,011	931,346	(51,911)	920,446	$68,980	$101,711	($4,241)	$11,855,342

293

10.  DIRECT PLACEMENT SECURITIES The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at August 31, 2015.

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount		Ending share amount		Value as a percentage of fund’s net assets		Value as of 8-31-15
Alpha Opportunities Fund	Birst, Inc., Series F	3/3/2015	$635,169	—		108,745		0.0	%*	$635,169
	Bought: 108,745 shares
Alpha Opportunities Fund	Cloudera, Inc., Series F	2/5/2014	$421,963	28,981		28,981			0.1%	$867,112
Alpha Opportunities Fund	DocuSign, Inc., Series B	2/28/2014	$21,498	1,637		1,637		0.0	%*	$31,255
Alpha Opportunities Fund	DocuSign, Inc., Series B1	3/3/2014	$6,448	491		491		0.0	%*	$9,375
Alpha Opportunities Fund	DocuSign, Inc., Series D	3/3/2014	$15,457	1,177		1,177		0.0	%*	$22,473
Alpha Opportunities Fund	DocuSign, Inc., Series E	2/28/2014	$399,606	30,429		30,429		0.0	%*	$580,984
Alpha Opportunities Fund	DocuSign, Inc., Series F	4/30/2015	$93,919	—		4,919		0.0	%*	$93,919
	Bought: 4,919 shares
Alpha Opportunities Fund	DraftKings, Inc.	12/4/2014	$320,646	—		178,010			0.1%	$1,270,991
	Bought: 178,010 shares
Alpha Opportunities Fund	Dropbox, Inc., Series C	1/28/2014	$392,243	20,535		20,535		0.0	%*	$320,962
Alpha Opportunities Fund	Essence Group Holdings Corp.	5/1/2014	$604,000	381,964		381,964		0.0	%*	$809,764
Alpha Opportunities Fund	Forward Venture	11/20/2014	$1,013,632	—		32,560			0.1%	$1,313,470
	Bought: 32,560 shares
Alpha Opportunities Fund	Jand, Inc., Class A	4/23/2015	$93,697	—		8,158		0.0	%*	$93,697
	Bought: 8,158 shares
Alpha Opportunities Fund	Jand, Inc., Series D	4/23/2015	$209,239	—		18,218		0.0	%*	$209,239
	Bought: 18,218 shares
Alpha Opportunities Fund	Lithium Technology Corp.	8/18/2014	$1,412,899	184,771		289,885			0.1%	$1,414,639
	Bought: 105,114 shares
Alpha Opportunities Fund	Lookout, Inc., Series F	7/31/2014	$583,926	51,118		51,118		0.0	%*	$430,414
Alpha Opportunities Fund	MarkLogic Corp., Series F	4/27/2015	$861,146	—		74,146			0.1%	$861,146
	Bought: 74,146 shares
Alpha Opportunities Fund	Nutanix, Inc.	8/25/2014	$938,478	70,054		70,054			0.1%	$1,307,208
Alpha Opportunities Fund	Pinterest, Inc., Series G	3/16/2015	$2,800,636	—		78,022			0.2%	$2,800,636
	Bought: 78,022 shares
Alpha Opportunities Fund	Pure Storage, Inc., Series F	4/16/2014	$1,877,028	119,359		119,359			0.1%	$1,973,004
Alpha Opportunities Fund	Redfin Corp.	12/15/2014	$588,010	—		178,309		0.0	%*	$588,010
	Bought: 178,309 shares
Alpha Opportunities Fund	The Honest Company, Inc. (Common)	8/20/2014	$225,387	8,330		8,330		0.0	%*	$350,027
Alpha Opportunities Fund	The Honest Company, Inc. (Preferred)	8/20/2014	$525,913	19,437		19,437			0.1%	$816,743
Alpha Opportunities Fund	Uber Technologies, Inc.	6/5/2014	$4,229,225	277,136	**	277,136	**		0.6%	$10,062,808
Alpha Opportunities Fund	Veracode, Inc.	8/26/2014	$752,670	40,760		40,760			0.1%	$1,102,558
Alpha Opportunities Fund	WeWork Companies, Inc., Class A	12/8/2014	$98,925	—		5,941		0.0	%*	$178,111
	Bought: 5,941 shares
Alpha Opportunities Fund	WeWork Companies, Inc., Series D1	12/8/2014	$491,659	—		29,527			0.1%	$885,219
	Bought: 29,527 shares
Alpha Opportunities Fund	WeWork Companies, Inc., Series D2	12/8/2014	$386,307	—		23,200		0.0	%*	$695,536
	Bought: 23,200 shares
Alpha Opportunities Fund	Zuora, Inc., Series F	1/15/2015	$901,053	—		237,163			0.1%	$901,053
	Bought: 237,163 shares
										$30,625,522

Health Sciences Fund	Acerta Pharma BV, Series B	5/12/2015	$625,508	—		54,392			0.2%	$625,508
	Bought: 54,392 shares
Health Sciences Fund	Advanced Accelerator Applications SA	6/12/2015	$236,346	—		34,428			0.1%	$235,664
	Bought: 34,428 shares
Health Sciences Fund	Beigene, Ltd., Series A	4/21/2015	$125,917	—		107,621		0.0	%*	$125,917
	Bought: 107,621 shares
Health Sciences Fund	Doximity, Inc.	4/10/2014	$307,268	63,738		63,738			0.1%	$307,268
Health Sciences Fund	Editas Medicine, Inc.	8/4/2015	$113,634	—		25,252		0.0	%*	$113,634
	Bought: 25,252 shares
Health Sciences Fund	Jand, Inc., Class A	4/23/2015	$194,538	—		16,938			0.1%	$194,538
	Bought: 16,938 shares
Health Sciences Fund	Jand, Inc., Series D	4/23/2015	$434,397	—		37,822			0.1%	$434,397
	Bought: 37,822 shares
Health Sciences Fund	Novocure, Ltd., Series J	6/1/2015	$566,009	—		4,103			0.2%	$566,009
	Bought: 4,103 shares
Health Sciences Fund	Ovid Therapeutics, Inc., Series B	8/10/2015	$90,597	—		14,542		0.0	%*	$90,597
	Bought: 14,542 shares
Health Sciences Fund	REGENXBIO, Inc., Series D	5/15/2015	$81,162	—		8,481		0.0	%*	$81,162
	Bought: 8,481 shares

294

DIRECT PLACEMENT SECURITIES, CONTINUED

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount		Ending share amount		Value as a percentage of fund’s net assets	Value as of 8-31-15
Health Sciences Fund	RPI International Holdings LP	5/21/2015	$407,462	—		3,456		0.1%	$407,470
	Bought: 3,456 shares
									$3,182,164
Mid Cap Stock Fund	Birst, Inc., Series F	3/3/2015	$3,734,187	—		639,317		0.2%	$3,734,187
	Bought: 639,317 shares
Mid Cap Stock Fund	DocuSign, Inc., Series B	3/7/2014	$143,642	10,938		10,938		0.0%*	$208,840
Mid Cap Stock Fund	DocuSign, Inc., Series B1	3/3/2014	$43,022	3,276		3,276		0.0%*	$62,549
Mid Cap Stock Fund	DocuSign, Inc., Series D	3/3/2014	$103,221	7,860		7,860		0.0%*	$150,072
Mid Cap Stock Fund	DocuSign, Inc., Series E	3/3/2014	$2,669,489	203,275		203,275		0.2%	$3,881,150
Mid Cap Stock Fund	DocuSign, Inc., Series F	4/30/2015	$569,452	—		29,825		0.0%*	$569,452
	Bought: 29,825 shares
Mid Cap Stock Fund	DraftKings, Inc.	12/4/2014	$1,906,210	—		1,058,252		0.5%	$7,555,919
	Bought: 1,058,252 shares
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	$4,074,999	2,576,993		2,576,993		0.4%	$5,463,225
Mid Cap Stock Fund	Forward Venture	11/20/2014	$6,148,632	—		197,507		0.5%	$7,967,432
	Bought: 197,507 shares
Mid Cap Stock Fund	Jand, Inc., Class A	4/23/2015	$566,972	—		49,365		0.0%*	$566,972
	Bought: 49,365 shares
Mid Cap Stock Fund	Jand, Inc., Series D	4/23/2015	$1,266,036	—		110,231		0.1%	$1,266,036
	Bought: 110,231 shares
Mid Cap Stock Fund	Lithium Technology Corp.	8/18/2014	$8,151,755	1,161,748		1,672,498		0.5%	$8,161,790
	Bought: 510,750 shares
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	$3,902,691	341,649		341,649		0.2%	$2,876,685
Mid Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	$5,035,220	—		433,540		0.3%	$5,035,220
	Bought: 433,540 shares
Mid Cap Stock Fund	Nutanix, Inc.	8/25/2014	$3,669,904	273,945		273,945		0.3%	$5,111,814
Mid Cap Stock Fund	One Kings Lane, Inc.	1/28/2014	$8,167,372	529,764		529,764		0.5%	$7,755,745
Mid Cap Stock Fund	Pinterest, Inc., Series G	3/16/2015	$4,097,287	—		114,145		0.3%	$4,097,287
	Bought: 114,145 shares
Mid Cap Stock Fund	Pure Storage, Inc., Series F	4/16/2014	$5,802,071	368,950		368,950		0.4%	$6,098,744
Mid Cap Stock Fund	Redfin Corp.	12/15/2014	$3,543,553	—		1,074,553		0.2%	$3,543,553
	Bought: 1,074,553 shares
Mid Cap Stock Fund	The Honest Company, Inc. (Common)	8/20/2014	$1,421,591	52,540		52,540		0.1%	$2,207,731
Mid Cap Stock Fund	The Honest Company, Inc. (Preferred)	8/20/2014	$3,317,036	122,593		122,593		0.3%	$5,151,358
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	$16,434,339	1,059,388	**	1,059,388	**	2.5%	$38,466,378
Mid Cap Stock Fund	Veracode, Inc.	8/26/2014	$4,702,489	254,658		254,658		0.4%	$6,888,499
Mid Cap Stock Fund	WeWork Companies, Inc., Class A	12/8/2014	$590,916	—		35,488		0.1%	$1,063,930
	Bought: 35,488 shares
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1	12/8/2014	$2,936,898	—		176,378		0.3%	$5,287,812
	Bought: 176,378 shares
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	$2,307,551	—		138,582		0.3%	$4,154,688
	Bought: 138,582 shares
Mid Cap Stock Fund	Zuora, Inc., Series F	1/15/2015	$5,332,378	—		1,403,516		0.3%	$5,332,378
	Bought: 1,403,516 shares
									$142,659,446

Science & Technology Fund	Airbnb, Inc., Series E	7/14/2015	$1,526,562	—		16,398		0.2%	$1,526,562
	Bought: 16,398 shares
Science & Technology Fund	Atlassian, Inc.	4/9/2014	$95,344	5,959		5,959		0.0%*	$117,035
Science & Technology Fund	Atlassian, Inc., Class A	4/9/2014	$65,680	4,105		4,105		0.0%*	$80,622
Science & Technology Fund	Atlassian, Inc., Class A Ordinary	4/9/2014	$342,992	21,437		21,437		0.1%	$421,023
Science & Technology Fund	Atlassian, Inc., Series 1	4/9/2014	$167,360	10,460		10,460		0.0%*	$205,434
Science & Technology Fund	Atlassian, Inc., Series 2	4/9/2014	$448,096	28,006		28,006		0.1%	$550,038
Science & Technology Fund	Atlassian, Inc., Series A	4/9/2014	$331,376	20,711		20,711		0.0%*	$406,764
Science & Technology Fund	Cloudera, Inc., Series F	2/5/2014	$665,115	45,681		45,681		0.2%	$1,366,776
Science & Technology Fund	Dell, Inc.	9/27/2012	$13,266,240	992,200		992,200		1.8%	$15,172,131
Science & Technology Fund	Flipkart Limited	3/19/2015	$149,795	—		1,314		0.0%*	$186,903
	Bought: 1,314 shares
Science & Technology Fund	Flipkart Limited, Series C	3/19/2015	$67,260	—		590		0.0%*	$83,922
	Bought: 590 shares

295

DIRECT PLACEMENT SECURITIES, CONTINUED

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund’s net assets	Value as of 8-31-15
Science & Technology Fund	Flipkart Limited, Series E	3/19/2015	$125,058	—	1,097	0.0%*	$156,037
	Bought: 1,097 shares
Science & Technology Fund	Flipkart Limited, Series G	12/17/2014	$778,200	—	6,498	0.1%	$924,276
	Bought: 6,498 shares
							$21,197,523

Small Cap Growth Fund	Cloudera, Inc., Series F	2/5/2014	$482,256	33,122	33,122	0.5%	$991,010
Small Cap Growth Fund	DocuSign, Inc., Series B	2/28/2014	$16,205	1,234	1,234	0.0%*	$23,561
Small Cap Growth Fund	DocuSign, Inc., Series B1	3/3/2014	$4,859	370	370	0.0%*	$7,064
Small Cap Growth Fund	DocuSign, Inc., Series D	3/3/2014	$11,648	887	887	0.0%*	$16,936
Small Cap Growth Fund	DocuSign, Inc., Series E	2/28/2014	$301,165	22,933	22,933	0.2%	$437,862
Small Cap Growth Fund	DocuSign, Inc., Series F	4/30/2015	$72,993	—	3,823	0.0%*	$72,993
	Bought: 3,823 shares
Small Cap Growth Fund	DraftKings, Inc.	7/17/2015	$9,662	—	1,794	0.0%*	$12,809
	Bought: 1,794 shares
Small Cap Growth Fund	DraftKings, Inc., Series D	7/13/2015	$243,166	—	44,990	0.2%	$321,229
	Bought: 44,990 shares
Small Cap Growth Fund	DraftKings, Inc., Series D1	8/11/2015	$318,988	—	41,614	0.1%	$318,988
	Bought: 41,614 shares
Small Cap Growth Fund	MarkLogic Corp., Series F	4/27/2015	$839,997	—	72,325	0.4%	$839,997
	Bought: 72,325 shares
Small Cap Growth Fund	Nutanix, Inc.	8/25/2014	$530,100	39,570	39,570	0.3%	$738,376
Small Cap Growth Fund	Pure Storage, Inc., Series F	4/16/2014	$577,565	36,727	36,727	0.3%	$607,097
Small Cap Growth Fund	Telogis, Inc. (Common)	9/27/2013	$322,695	162,887	162,887	0.1%	$309,485
Small Cap Growth Fund	Telogis, Inc. (Preferred)	9/27/2013	$488,283	221,826	221,826	0.3%	$607,803
Small Cap Growth Fund	The Honest Company, Inc.	8/3/2015	$585,435	—	12,795	0.3%	$537,646
	Bought: 12,795 shares
Small Cap Growth Fund	Veracode, Inc.	8/26/2014	$562,379	30,455	30,455	0.4%	$823,808
Small Cap Growth Fund	Zuora, Inc., Series F	1/15/2015	$733,242	—	192,994	0.3%	$733,242
	Bought: 192,994 shares
							$7,399,906

*	Less than 0.05%
**	Four-for-one stock split

296

John Hancock Funds II

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios’ of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds (as listed in the Table of Contents on Page 2) which are part of John Hancock Funds II (the “Trust”) at August 31, 2015, and the results of each of their operations, the changes in each of their net assets and each of their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers, agent banks and transfer agent, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 23, 2015

297

John Hancock Funds II

Federal tax information (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended August 31, 2015.

Dividend Received Deduction  The funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.

Qualified Dividend Income  The funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Foreign Tax Credit  The following table details the income derived from foreign sources and the amounts the funds intend to pass through as foreign tax credits for the year ended August 31, 2015:

Fund	Foreign Sourced Income	Foreign Tax Credit
Asia Pacific Total Return Bond Fund	$19,185,909	$565,004
International Growth Opportunities Fund	13,085,371	1,006,405
International Growth Stock Fund	18,057,150	1,410,195
International Small Cap Fund	14,400,022	1,271,772
International Value Fund	39,758,335	2,954,411

Long Term Capital Gains  The funds below paid the following amounts in capital gain dividends.

Fund	Capital Gains
Active Bond Fund	$6,088,702
All Cap Core Fund	53,311,885
Alpha Opportunities Fund	105,888,697
Capital Appreciation Fund	144,829,938
Capital Appreciation Value Fund	184,995,613
Fundamental Global Franchise Fund	22,617,184
Health Sciences Fund	136,121,192
International Growth Opportunities Fund	28,809,409
International Growth Stock Fund	15,869,098
Investment Quality Bond Fund	1,711,322
Lifestyle II Balanced Portfolio	4
Lifestyle II Conservative Portfolio	10
Lifestyle II Growth Portfolio	2
Mid Cap Stock Fund	174,980,539
Mid Value Fund	97,090,245
Real Estate Equity Fund	5,881,047
Real Estate Securities Fund	39,456,108
Science & Technology Fund	67,901,426
Small Cap Growth Fund	19,964,962
Small Company Growth Fund	14,650,012
Small Company Value Fund	27,659,012
Strategic Equity Allocation Fund	134,116,596
Total Return Fund	4,521,714
U.S. High Yield Bond Fund	12,712,123
Value Fund	16,826,245

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

298

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Funds II (the “Trust”) of the Advisory Agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Advisor”) and each of the Subadvisory Agreements (collectively, the “Subadvisory Agreements”) with respect to each of the portfolios of the Trust included in this report.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, a “Subadvisor” and collectively, the “Subadvisors”) with respect to each of the Funds identified below in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and

(f)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board reviewed Fund performance against each Fund’s respective benchmarks and also concluded that the performance of each of the Funds generally

299

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees has been in line with or outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. The Board also noted that the Advisor pays the subadvisory fees of the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and each Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, in the case of the Lifestyle II Funds (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds of Funds may invest; and

(l)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  considered that with respect to each Fund (except those discounted specifically below), the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust. The Funds of Funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement);

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c)  considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

300

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data;

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from a Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board also took into account the subadvisory fees paid by the Advisor to a Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);

(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4)	the subadvisory fees are paid by the Advisor and not the Funds, and that the fee structure for certain of the Funds contains breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

301

John Hancock Funds II

Evaluation of advisory and subadvisory agreements by the board of trustees

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular Fund is set forth in Appendix A.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

302

John Hancock Funds II

Appendix A

PORTFOLIO (SUBADVISOR)	Performance of trust, as of 12.31.2014	Fees and expenses	Comments

JHF II Active Bond Fund (Declaration Management & Research LLC) (Manulife Asset Management (United States))	Benchmark Index — The fund outperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II All Cap Core Fund (QS Investors, LLC)
Benchmark Index — The fund underperformed for the one-, three- and five-year periods.

Lipper Category — The fund underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

The subadvisor fees for this fund are lower than the peer group median.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the three- and five-year periods.

JHF II Alpha Opportunities Fund (Wellington Management Company, LLP)
Benchmark Index — The fund underperformed for the one- and five-year periods and outperformed for the three-year period.

Lipper Category — The fund underperformed the average for the one- and five-year periods and outperformed the average for the three-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group for the three-year period.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Asia Pacific Total Return Bond Fund (Manulife Asset Management (United States))	Benchmark Index — The fund outperformed for the one-year period. Lipper Category — The fund outperformed the average for the one-year period.
The Subadvisor fees for this fund are lower than the peer group median.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group for the one-year period.

The Board took into account management’s discussion of the fund’s expenses, including actions taken that have reduced certain fund expenses.

JHF II Capital Appreciation Fund (Jennison Associates LLC)
Benchmark Index — The fund underperformed for the one- and five-year periods and outperformed for three-year period.

Lipper Category — The fund outperformed the average for the three- and five-year periods and underperformed the average for the one-year period.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three-year period and to the peer group for the three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

303

John Hancock Funds II

Appendix A

PORTFOLIO (SUBADVISOR)	Performance of trust, as of 12.31.2014	Fees and expenses	Comments

JHF II Capital Appreciation Value Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the one- and three-year periods. Lipper Category — The fund outperformed the average for the one- and three-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group for the one- and three-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Core Bond Fund (Wells Capital Management, Incorporated)
Benchmark Index — The fund underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Fundamental Global Franchise Fund (Manulife Asset Management (United States))	Benchmark Index — The fund underperformed for the one-year period. Lipper Category — The fund underperformed the average for the one-year period.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s performance, including differences in the fund’s investment strategies relative to the Lipper peer group.

JHF II Global Bond Fund (Pacific Investment Management Company LLC)
Benchmark Index — The fund outperformed for the one, three- and five-year periods.

Lipper Category — The fund underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the fund’s one- and three- year performance relative to its peer group.

The Board noted the fund’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group for the five-year period.

The Board took into account management’s discussion of the fund’s expenses.

304

John Hancock Funds II

Appendix A

PORTFOLIO (SUBADVISOR)	Performance of trust, as of 12.31.2014	Fees and expenses	Comments

JHF II Global Real Estate Fund (Deutsche Investment Management Americas Inc./RREEF America LLC)
Benchmark Index — The fund outperformed for the one- and three-year periods and underperformed for the five-year period.

Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses, including action taken that will further reduce certain fund expenses.

JHF II Health Sciences Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the one- and three-year periods. Lipper Category — The fund outperformed the average for the one- and three-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group for the one- and three-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II High Yield Fund (Western Asset Management Company)
Benchmark Index — The fund outperformed for the three-year period and underperformed for the one and five-year periods.

Lipper Category — The fund outperformed the average for the three- and five-year periods and underperformed the average for the one-year period.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three-year period and to the peer group for the three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II International Growth Opportunities Fund (Baillie Gifford Overseas Ltd)	Benchmark Index — The fund underperformed for the one-year period. Lipper Category — The fund underperformed the average for the one-year period.
The subadvisor fees for this fund are lower than the peer group median.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s performance, including differences in the fund’s investment strategies relative to the Lipper peer group.

305

John Hancock Funds II

Appendix A

PORTFOLIO (SUBADVISOR)	Performance of trust, as of 12.31.2014	Fees and expenses	Comments

JHF II International Growth Stock Fund (Invesco Advisers, Inc.)	Benchmark Index — The fund outperformed for the one-and three-year periods. Lipper Category — The fund outperformed the average for the one- and three-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.
The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group for the one- and three-year periods.

JHF II International Small Cap Fund (Franklin Templeton Investments Corp.)
Benchmark Index — The fund underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board noted the fund’s favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses, including action taken that will further reduce certain fund expenses.

JHF II International Value Fund (Templeton Investment Counsel, LLC)	Benchmark Index — The fund underperformed for the one-, three- and five-year periods. Lipper Category — The fund underperformed the average for the one-, three- and five-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s performance, including differences in the fund’s positioning relative to the index.

JHF II Investment Quality Bond Fund (Wellington Management Company, LLP)
Benchmark Index — The fund underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are equal to the peer group median.

The Board noted the fund’s favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Lifestyle II Aggressive Portfolio (Manulife Asset Management (United States)) (Manulife Asset Management (North America))	Benchmark Index — The fund underperformed for the one-year period. Lipper Category — The fund outperformed the average for the one-year period.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

306

John Hancock Funds II

Appendix A

PORTFOLIO (SUBADVISOR)	Performance of trust, as of 12.31.2014	Fees and expenses	Comments

JHF II Lifestyle II Balanced Portfolio (Manulife Asset Management (United States)) (Manulife Asset Management (North America))	Benchmark Index — The fund underperformed for the one-year period. Lipper Category — The fund outperformed the average for the one-year period.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are equal to the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

JHF II Lifestyle II Conservative Portfolio (Manulife Asset Management (United States)) (Manulife Asset Management (North America))	Benchmark Index — The fund underperformed for the one-year period. Lipper Category — The fund outperformed the average for the one-year period.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

JHF II Lifestyle II Growth Portfolio (Manulife Asset Management (United States)) (Manulife Asset Management (North America))	Benchmark Index — The fund underperformed for the one-year period. Lipper Category — The fund outperformed the average for the one-year period.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

JHF II Lifestyle II Moderate Portfolio (Manulife Asset Management (United States)) (Manulife Asset Management (North America))	Benchmark Index — The fund underperformed for the one-year period. Lipper Category — The fund outperformed the average for the one-year period.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are equal to the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-year period.

The Board also noted the relatively short performance history of the fund.

JHF II Mid Cap Stock Fund (Wellington Management Company, LLP)
Benchmark Index — The fund underperformed for the one- and five-year periods and outperformed for the three-year period.

Lipper Category — The fund outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Total expenses for this fund are lower than the peer group median.
The Board noted the fund’s favorable performance relative to the benchmark index for the three-year period and to the peer group for the one- and three-year periods.

307

John Hancock Funds II

Appendix A

PORTFOLIO (SUBADVISOR)	Performance of trust, as of 12.31.2014	Fees and expenses	Comments

JHF II Mid Value Fund (T. Rowe Price Associates, Inc.)
Benchmark Index — The fund underperformed for the one-, three- and five-year periods.

Lipper Category — The fund outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-year period.

The Board took into account management’s discussion of the fund’s expenses, including action taken that will further reduce certain fund expenses.

JHF II Real Estate Equity Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund underperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Real Estate Securities Fund (Deutsche Investment Management Americas Inc./RREEF America LLC)
Benchmark Index — The fund outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.

Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period and to the peer group for the one-, three- and five-year periods.

JHF II Real Return Bond Fund (Pacific Investment Management Company LLC)	Benchmark Index — The fund underperformed for the one-, three-and five-year periods. Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.
The Board noted the fund’s favorable performance relative to the peer group for the one-, three- and five-year periods. The Board took into account management’s discussion of the fund’s expenses.

308

John Hancock Funds II

>Appendix A

PORTFOLIO (SUBADVISOR)	Performance of trust, as of 12.31.2014	Fees and expenses	Comments

JHF II Science & Technology Fund (Allianz Global Investors U.S. LLC) (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund outperformed for the one-year period. Lipper Category — The fund outperformed the average for the one-year period.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group for the one-year period.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Short Term Government Income Fund (Manulife Asset Management (United States))	Benchmark Index — The fund underperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Small Cap Growth Fund (Wellington Management Company, LLP)
Benchmark Index — The fund outperformed for the one- and three-year periods and underperformed for the five-year period.

Lipper Category — The fund outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.

The subadvisor fees for this fund are higher than the peer group median.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group for the one- and three-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Small Company Growth Fund (Invesco Advisers, Inc.)	Benchmark Index — The fund outperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.
The subadvisor fees for this fund are higher than the peer group median.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are equal to the peer group median.

The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the fund’s expenses.

JHF II Small Company Value Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund underperformed for the one-, three- and five-year periods. Lipper Category — The fund underperformed the average for the one-, three- and five-year periods.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s performance, including differences in the fund’s positioning relative to the index.

The Board also took into account management’s discussion of underlying fund expenses.

309

John Hancock Funds II

Appendix A

PORTFOLIO (SUBADVISOR)	Performance of trust, as of 12.31.2014	Fees and expenses	Comments

JHF II Strategic Equity Allocation Fund (Manulife Asset Management (United States))	Benchmark Index — The Fund underperformed for the one-year period. Lipper Category — The Fund outperformed the average for the one-year period.
Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this Fund are lower than the peer group median.

Total expenses for this Fund are lower than the peer group median.
The Board took into account management’s discussion of the Fund’s performance, including the favorable performance relative to the peer group for the one-year period.

JHF II Total Return Fund (Pacific Investment Management Company LLC)
Benchmark Index — The fund underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The fund underperformed the average for the one-, three- and five-year periods.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s underperformance relative to the peer group for the one-, three- and five- year period and relative to the benchmark index for the one- year period.

The Board noted the fund’s favorable performance relative to the benchmark index for the three- and five-year periods and relative to both the peer group and benchmark index for the year-to-date period ended April 30, 2015.

The Board took into account management’s discussion of the fund’s expenses.

JHF II U.S. High Yield Bond Fund (Wells Capital Management, Incorporated)
Benchmark Index — The fund outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The fund outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

The subadvisor fees for this fund are lower than the peer group median.

Net management fees for this fund are higher than the peer group median.

Total expenses for this fund are lower than the peer group median.
The Board noted the fund’s favorable performance relative to the benchmark index and peer group for the one-year period. The Board took into account management’s discussion of the fund’s expenses.

JHF II Value Fund (Invesco Advisers, Inc.)	Benchmark Index — The fund underperformed for the one-, three- and five-year periods. Lipper Category — The fund outperformed the average for the one-, three- and five-year periods.
The subadvisor fees for this fund are lower than the peer group median.

Net management fees for this fund are lower than the peer group median.

Total expenses for this fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s performance relative to its benchmark.

The Board noted the fund’s favorable performance relative to the peer group for the one-, three- and five-year periods.

310

John Hancock Funds II

Trustees and officers information

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
James M. Oates Born: 1946	Trustee and Chairperson of the Board (since 2005)
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock Collateral Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[2] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis[3] Born: 1941	Trustee (since 2005)
Director, Island Commuter Corp. (marine transport).
Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[2] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess[3] Born: 1942	Trustee (since 2005)
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010); Director, PMA Capital Corporation (2004-2010).

Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[2] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham Born: 1944	Trustee (since 2012 and 2005-2006)
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009); former Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009); former Director, LIN Television (2009-2014).

Trustee, John Hancock retail funds[2] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2015);

311

John Hancock Funds II

Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Grace K. Fey Born: 1946	Trustee (since 2008)
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[2] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman[3] Born: 1947	Trustee (since 2008)
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000).

Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[2] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson Born: 1952	Trustee (since 2012)
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011).
Trustee, John Hancock retail funds[2] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015);

Hassell H. McClellan Born: 1945	Trustee (since 2005)
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013).
Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[2] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky Born: 1944	Trustee and Vice Chairperson of the Board (since 2012)
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).
Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[2]; Trustee and Vice Chairperson of the Board, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2015).

312

John Hancock Funds II

Trustees and officers information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Gregory A Russo Born: 1949	Trustee (since 2012)
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Chairman (since 2014) and Director and Member (since 2012) of Finance Committee, The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995).
Trustee, John Hancock retail funds[2] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

NON-INDEPENDENT TRUSTEES4

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
James R. Boyle* Born: 1959	Trustee (since 2015)
Chairman, HealthFleet, Inc., (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010).
Trustee, John Hancock Collateral Trust (since 2015); Trustee, John Hancock retail funds[2] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley Born: 1966	Trustee (since 2012)
President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General Manager, U. S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife (Japan)) (2005-2012, including prior positions).

Trustee, John Hancock retail funds[2] and John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Collateral Trust (since 2015).

Warren A. Thomson Born: 1955	Trustee (since 2012)
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife Asset Management (since 2001, including prior positions); Director (since 2006), and President and Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds[2], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012), Trustee, John Hancock Collateral Trust (since 2015).

313

John Hancock Funds II

Trustees and officers information

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Name, Year of Birth	Position with the Trust	Principal Occupation(s) and Other Directorships During Past Five Years
Andrew G. Arnott Born: 1971	President (since 2014); Executive Vice President (2007-2014, including prior positions)
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds[2], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015).

John J. Danello Born: 1955	Senior Vice President (since 2006, including prior positions); and Secretary and Chief Legal Officer (since 2014)
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds[2], John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary (since 2015), John Hancock Collateral Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr. Born: 1947	Chief Compliance Officer (since 2005)
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds[2], John Hancock Variable Insurance Trust, John Hancock Funds II John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust (since 2015).

Charles A. Rizzo Born: 1957	Chief Financial Officer (since 2007)
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds[2], John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust (since 2015).

Salvatore Schiavone Born: 1965	Treasurer (2007-2009 and since 2010, including prior positions)
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[2] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust (since 2015).

1	Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

2	John Hancock retail funds currently is composed of John Hancock Funds III and 35 other John Hancock funds consisting of 25 series of other John Hancock trusts and 10 closed-end funds. The information for the John Hancock retail funds category relates to service as a Trustee or officer for any of these funds for the stated period.

3	Member of the audit committee.

4	Because Messr. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

*	Non-Independent Trustee, effective 3-10-15.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

314

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY The Trust’s proxy voting policies and procedures, as well as the funds’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

QUARTERLY PORTFOLIO DISCLOSURE The funds’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The funds’ Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

315

ITEM 2. CODE OF ETHICS.

(a)  As of the end of the fiscal year August 31, 2015 the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b)  Not applicable

(c)  Not applicable

(d)  Not applicable

(e)  Not applicable

(f)(1) A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(f)(2) Not applicable.

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that at least one member of its audit committee is an “audit committee financial expert”. Peter S. Burgess is an audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES:

2015: $2,902,847

2014: $2,535,450

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

(b)	AUDIT RELATED FEES:

2015: $23,920

2014: $19,505

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by the principal accountant for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and service provider internal controls reviews. Additionally, amounts billed to control affiliates for service provider internal controls reviews were $103,940 and $98,642 for the fiscal years ended August 31, 2015 and 2014, respectively.

(c)	TAX FEES:

2015: $0

2014: $0

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The tax fees for the years ended August 31, 2015 and 2014 were $0 as the tax services were provided by a service provider other than the principal accountant.

(d)	ALL OTHER FEES:

2015: $90,626

2014: $25,151

These fees represent all other fees billed to the Registrant for products and services provided by the principal accountant.

Such fees relate primarily to procedures performed in connection with supplemental filings required for mergers and new share class launches. These fees were billed to the Registrant and were approved by the Registrant’s audit committee.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant and rendered to the registrant’s control affiliates for each of the last two fiscal years of the registrant were $6,672,869 for the fiscal year ended August 31, 2015, and $6,048,884 for the fiscal year ended August 31, 2014.

(h)	The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were non pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess – Chairman

Charles L. Bardelis

Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	This schedule is included as part of the Report to shareholders filed under Item 1 of this form, except for Emerging Markets Fund and International Small Company Fund, which follow:

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II and Shareholders of the John Hancock Emerging Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary of fund’s investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the fund’s investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the John Hancock Emerging Markets Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and fund’s investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers and transfer agent and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II and Shareholders of the John Hancock International Small Company Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary of fund’s investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the fund’s investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the John Hancock International Small Company Fund (the "Fund") at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and fund’s investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, brokers and transfer agent and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

Fund's investments

Emerging Markets Fund

As of 8-31-15
	Shares	Value
Common stocks 97.6%		$1,966,743,395
(Cost $2,154,118,087)
Australia 0.0%		256,043
MMG, Ltd. (I)	1,240,000	256,043
Brazil 6.2%		125,725,357
AES Tiete SA	62,293	251,979
Aliansce Shopping Centers SA	57,186	175,028
Alupar Investimento SA	31,500	126,898
Ambev SA	1,030,700	5,425,410
Ambev SA, ADR	1,376,891	7,256,216
Arezzo Industria e Comercio SA	46,291	279,279
B2W Cia Digital (I)	79,565	342,248
Banco Alfa de Investimento SA	10,300	15,904
Banco Bradesco SA	333,801	2,316,675
Banco Bradesco SA, ADR	124,166	790,937
Banco do Brasil SA	376,874	1,852,857
Banco Santander Brasil SA	11,900	47,349
BB Seguridade Participacoes SA	318,236	2,518,405
Bematech SA	66,175	179,732
BM&FBovespa SA	1,409,144	4,188,596
BR Malls Participacoes SA	458,413	1,415,694
Brasil Brokers Participacoes SA	176,643	88,647
Brasil Insurance Participacoes e Administracao SA	37,195	10,051
Brasil Pharma SA (I)	34,872	7,115
Braskem SA, ADR (L)	93,576	726,150
BRF SA	212,400	4,071,539
BRF SA, ADR	198,233	3,776,339
CCR SA	460,456	1,889,233
Centrais Eletricas Brasileiras SA (I)	175,500	240,991
Centrais Eletricas Brasileiras SA, ADR (I)(L)	74,612	100,726
Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	40,402	82,420
CETIP SA - Mercados Organizados	203,334	1,834,500
Cia Brasileira de Distribuicao, ADR (L)	113,362	1,952,094
Cia de Locacao das Americas	4,000	3,254
Cia de Saneamento Basico do Estado de Sao Paulo	157,292	682,228
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	144,527	625,802
Cia de Saneamento de Minas Gerais-COPASA	57,300	150,097
Cia Energetica de Minas Gerais	54,904	113,846
Cia Energetica de Minas Gerais, ADR	464,943	976,380
Cia Hering	222,100	851,251
Cia Paranaense de Energia	17,200	101,256
Cia Paranaense de Energia, ADR (L)	68,270	572,103
Cia Providencia Industria e Comercio SA (I)	39,800	113,035
Cia Siderurgica Nacional SA	502,376	484,832
Cia Siderurgica Nacional SA, ADR (L)	259,126	241,272

SEE NOTES TO FINANCIAL STATEMENTS1

	Shares	Value
Brazil (continued)
Cielo SA	439,459	$4,647,058
Contax Participacoes SA	30,900	19,426
Cosan Logistica SA	111,000	52,031
Cosan SA Industria e Comercio	83,400	417,385
CPFL Energia SA	139,622	604,433
CPFL Energia SA, ADR (L)	40,200	350,142
CR2 Empreendimentos Imobiliarios SA	28,800	17,868
Cyrela Brazil Realty SA Empreendimentos e Participacoes	357,995	829,183
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	5,501
Dimed Sa Distribuidora Da Medicamentos	300	15,800
Direcional Engenharia SA	115,025	106,885
Duratex SA	292,306	442,491
EcoRodovias Infraestrutura e Logistica SA	228,616	440,634
EDP - Energias do Brasil SA	275,072	850,249
Embraer SA	49,300	312,386
Embraer SA, ADR	129,323	3,269,285
Equatorial Energia SA	186,437	1,817,255
Estacio Participacoes SA	185,022	636,186
Eternit SA	148,398	85,111
Even Construtora e Incorporadora SA	337,400	324,687
EZ Tec Empreendimentos e Participacoes SA	67,009	243,525
Fibria Celulose SA, ADR (L)	229,051	3,257,105
Fleury SA	60,400	276,465
Gafisa SA (I)	423,722	266,385
Gafisa SA, ADR (I)(L)	74,154	89,726
General Shopping Brasil SA (I)	21,384	24,175
Gerdau SA	105,528	129,777
Gerdau SA, ADR (L)	647,018	957,587
Gol Linhas Aereas Inteligentes SA, ADR	8,533	10,069
Grendene SA	80,101	360,677
Guararapes Confeccoes SA	7,494	99,186
Helbor Empreendimentos SA	188,760	104,096
Hypermarcas SA (I)	234,332	1,064,191
Iguatemi Empresa de Shopping Centers SA	54,100	307,297
Industrias Romi SA	57,600	32,559
International Meal Company Alimentacao SA (I)	43,300	71,517
Iochpe-Maxion SA	98,076	405,377
Itau Unibanco Holding SA	165,678	1,146,196
Itau Unibanco Holding SA, ADR	423,685	3,101,374
JBS SA	758,639	2,959,961
JHSF Participacoes SA	127,200	58,573
Joao Fortes Engenharia SA (I)	675	558
JSL SA	70,300	188,028
Kepler Weber SA	13,100	64,188
Klabin SA	456,645	2,551,012
Kroton Educacional SA	690,572	1,652,810
Light SA	78,903	254,333

2SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Linx SA	6,600	$79,328
Localiza Rent a Car SA	192,718	1,190,854
Log-in Logistica Intermodal SA (I)	65,400	45,804
Lojas Americanas SA	143,575	492,882
Lojas Renner SA	115,750	3,144,414
LPS Brasil Consultoria de Imoveis SA	46,600	40,989
M Dias Branco SA	24,729	431,623
Magnesita Refratarios SA (I)	282,565	222,053
Mahle-Metal Leve SA Industria e Comercio	46,200	273,889
Marcopolo SA	16,000	8,162
Marfrig Global Foods SA (I)	408,330	720,586
Marisa Lojas SA	53,540	125,929
Mills Estruturas e Servicos de Engenharia SA (I)	81,217	109,733
Minerva SA (I)	146,200	469,240
MRV Engenharia e Participacoes SA	429,804	754,926
Multiplan Empreendimentos Imobiliarios SA	37,244	422,899
Multiplus SA	65,097	677,239
Natura Cosmeticos SA	169,000	1,103,942
Odontoprev SA	295,670	797,334
Oi SA (I)	90,181	67,139
Oi SA, ADR (I)	1,220	952
Oi SA, ADR (I)(L)	17,544	13,158
Paranapanema SA (I)	275,500	164,085
PDG Realty SA Empreendimentos e Participacoes (I)	1,317,639	32,699
Petroleo Brasileiro SA (I)	65,083	190,584
Petroleo Brasileiro SA, ADR (I)(L)	629,013	3,170,226
Petroleo Brasileiro SA, ADR (I)(L)	453,915	2,659,942
Porto Seguro SA	157,025	1,440,942
Profarma Distribuidora de Produtos Farmaceuticos SA (I)	19,000	40,707
QGEP Participacoes SA	125,500	216,627
Qualicorp SA	222,657	1,048,007
Raia Drogasil SA	124,576	1,363,701
Restoque Comercio e Confeccoes de Roupas SA	123,997	142,574
Rodobens Negocios Imobiliarios SA	40,800	50,063
Rossi Residencial SA (I)	38,707	6,724
Rumo Logistica Operadora Multimodal SA (I)	78,544	170,661
Santos Brasil Participacoes SA	63,108	208,814
Sao Carlos Empreendimentos e Participacoes SA	53,300	380,646
Sao Martinho SA	66,300	556,484
SLC Agricola SA	77,400	343,393
Smiles SA	48,700	642,413
Somos Educacao SA	57,000	202,749
Sonae Sierra Brasil SA	28,236	125,350
Souza Cruz SA	249,600	1,826,585
Springs Global Participacoes SA (I)	192,387	37,134
Sul America SA	326,688	1,576,397
T4F Entretenimento SA (I)	20,100	13,856

SEE NOTES TO FINANCIAL STATEMENTS3

	Shares	Value
Brazil (continued)
Technos SA	13,800	$15,791
Tecnisa SA	81,200	67,169
Tegma Gestao Logistica (I)	29,178	42,641
Telefonica Brasil SA, ADR	106,101	1,180,904
Tempo Participacoes SA	16,496	18,649
Tereos Internacional SA (I)	9,500	655
Tim Participacoes SA	206,600	501,311
Tim Participacoes SA, ADR	76,789	928,379
TOTVS SA	151,984	1,328,469
TPI - Triunfo Participacoes e Investimentos SA	75,690	113,744
Tractebel Energia SA	112,135	1,037,047
Transmissora Alianca de Energia Eletrica SA	137,794	702,905
Trisul SA	30,607	21,689
Ultrapar Participacoes SA	107,702	1,884,893
Ultrapar Participacoes SA, ADR	195,658	3,416,189
Usinas Siderurgicas de Minas Gerais SA	62,544	166,421
Vale SA	26,900	132,918
Vale SA, ADR (L)	338,230	1,674,239
Vale SA, ADR, Preference A Shares	148,741	577,115
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	92,863	1,202,189
Vanguarda Agro SA (I)	196,311	33,561
WEG SA	232,740	1,074,930
Chile 1.6%		31,478,998
AES Gener SA	1,330,178	664,666
Aguas Andinas SA, Class A	1,696,184	880,485
Banco de Chile	1,552,338	160,380
Banco de Chile, ADR	15,536	971,311
Banco de Credito e Inversiones	25,592	1,115,883
Banco Santander Chile	9,354,666	451,866
Banco Santander Chile, ADR	42,558	818,390
Banmedica SA	33,114	57,386
Besalco SA	274,576	100,570
Bupa Chile SA	16,089	12,512
CAP SA	44,286	107,005
Cementos BIO BIO SA	2,795	1,915
Cencosud SA	531,562	1,099,325
Cencosud SA, ADR (L)	17,083	109,331
Cia Cervecerias Unidas SA	44,820	496,809
Cia Cervecerias Unidas SA, ADR (L)	21,542	478,663
Cia Sud Americana de Vapores SA (I)	14,432,090	399,134
Cintac SA	78,352	9,621
Colbun SA	4,321,621	1,177,659
Corpbanca SA	103,016,699	964,087
Corpbanca SA, ADR	13,087	181,778
Cristalerias de Chile SA	62,943	395,643
E.CL SA	460,179	637,787
Embotelladora Andina SA, ADR, Series A	300	4,830

4SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Chile (continued)
Embotelladora Andina SA, ADR, Series B	5,172	$107,629
Empresa Nacional de Electricidad SA	1,054,250	1,310,484
Empresa Nacional de Electricidad SA, ADR	15,602	579,146
Empresa Nacional de Telecomunicaciones SA	131,137	1,225,494
Empresas AquaChile SA (I)	57,292	18,782
Empresas CMPC SA	677,749	1,854,910
Empresas COPEC SA	119,700	1,181,713
Empresas Hites SA	44,774	16,620
Empresas Iansa SA	3,811,926	149,624
Empresas La Polar SA (I)	55,116	1,479
Enersis SA	1,491,921	415,705
Enersis SA, ADR	323,459	4,489,611
Forus SA	76,921	202,413
Gasco SA	206,863	1,321,392
Grupo Security SA	593,749	167,903
Inversiones Aguas Metropolitanas SA	564,446	820,450
Inversiones La Construccion SA	14,369	166,599
Latam Airlines Group SA (I)	46,383	259,835
Latam Airlines Group SA, ADR (I)(L)	169,270	934,370
Masisa SA	4,377,608	132,563
Molibdenos y Metales SA (I)	7,542	44,679
Multiexport Foods SA	72,522	8,584
Parque Arauco SA	518,121	903,589
PAZ Corp., SA	115,321	54,601
Ripley Corp. SA	790,262	260,620
SACI Falabella	140,860	864,318
Salfacorp SA	66,565	36,993
Sigdo Koppers SA	190,206	223,771
Sociedad Matriz SAAM SA	8,590,526	582,843
Sociedad Quimica y Minera de Chile SA, ADR	34,889	547,060
Socovesa SA	678,810	127,291
Sonda SA	306,446	500,852
Tech Pack SA (I)	91,088	30,878
Vina Concha y Toro SA	297,807	499,174
Vina Concha y Toro SA, ADR	311	10,431
Vina San Pedro Tarapaca SA	16,312,632	129,556
China 9.4%		188,832,364
361 Degrees International, Ltd.	372,000	113,730
AAC Technologies Holdings, Inc.	233,500	1,315,172
Agile Property Holdings, Ltd.	1,073,250	529,469
Agricultural Bank of China, Ltd., H Shares	4,710,000	1,896,681
Air China, Ltd., H Shares	224,000	161,998
Aluminum Corp. of China, Ltd., ADR (I)	23,602	195,189
Angang Steel Company, Ltd., H Shares	474,000	211,999
Anhui Conch Cement Company, Ltd., H Shares	362,500	1,091,675
Anhui Expressway Company, Ltd., H Shares	258,000	197,340
Anhui Tianda Oil Pipe Company, Ltd., H Shares	97,000	16,889

SEE NOTES TO FINANCIAL STATEMENTS5

	Shares	Value
China (continued)
ANTA Sports Products, Ltd.	398,000	$1,001,625
Anton Oilfield Services Group (I)(L)	588,000	77,669
Asia Cement China Holdings Corp.	385,500	121,311
Asia Plastic Recycling Holding, Ltd.	99,269	41,069
AVIC International Holdings, Ltd., H Shares	140,000	78,371
AviChina Industry & Technology Company, Ltd., H Shares	608,000	421,593
Bank of China, Ltd., H Shares	16,979,075	7,733,406
Bank of Chongqing Company, Ltd., H Shares	61,000	44,665
Bank of Communications Company, Ltd., H Shares	1,771,858	1,332,383
Baoxin Auto Group, Ltd.	425,500	143,826
Baoye Group Company, Ltd., H Shares	224,000	129,452
BBMG Corp., H Shares	300,500	192,965
Beijing Capital International Airport Company, Ltd., H Shares	988,415	1,063,463
Beijing Capital Land, Ltd., H Shares	632,000	253,630
Beijing Jingneng Clean Energy Company, Ltd., H Shares	458,000	132,744
Beijing North Star Company, H Shares	328,000	92,474
Belle International Holdings, Ltd.	2,363,000	2,158,800
Besunyen Holdings Company, Ltd.	126,000	14,780
Billion Industrial Holdings, Ltd.	12,000	6,276
Biostime International Holdings, Ltd. (L)	123,500	203,497
Bloomage Biotechnology Corp., Ltd. (L)	72,500	114,993
Boer Power Holdings, Ltd.	127,000	207,719
Bolina Holding Company, Ltd.	142,000	41,227
Boyaa Interactive International, Ltd.	72,000	30,452
Byd Company, Ltd., H Shares (I)	50,500	205,880
BYD Electronic International Company, Ltd. (I)	331,483	191,406
C.banner International Holdings, Ltd. (I)	109,000	36,690
Cabbeen Fashion, Ltd.	106,000	69,913
CCRC Corp., Ltd., H Shares (I)	1,384,000	1,607,975
Central China Real Estate, Ltd.	522,538	99,311
Changshouhua Food Company, Ltd.	185,000	108,311
Chaowei Power Holdings, Ltd. (I)	184,000	90,195
Chigo Holding, Ltd. (I)	1,536,000	23,760
China Animal Healthcare, Ltd. (I)	182,000	61,058
China Aoyuan Property Group, Ltd.	1,008,000	187,494
China Automation Group, Ltd. (I)	117,000	12,704
China BlueChemical, Ltd., H Shares	1,450,000	411,617
China Child Care Corp., Ltd.	339,000	31,488
China CITIC Bank Corp., Ltd., H Shares (I)	1,844,962	1,128,853
China Coal Energy Company, Ltd., H Shares (L)	675,000	315,581
China Communications Construction Company, Ltd., H Shares	986,202	1,170,237
China Communications Services Corp., Ltd., H Shares	1,707,200	627,131
China Conch Venture Holdings, Ltd.	127,000	280,442
China Construction Bank Corp., H Shares	18,895,000	13,258,470
China COSCO Holdings Company, Ltd., H Shares (I)	223,500	142,462
China Datang Corp. Renewable Power Company, Ltd., H Shares (I)	1,649,000	208,922
China Dongxiang Group Company	2,060,000	512,820

6SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
China Dredging Environment Protection Holdings, Ltd. (I)	184,000	$24,182
China Eastern Airlines Corp., Ltd., H Shares (I)	204,000	108,922
China Everbright Bank Company, Ltd., H Shares	433,000	197,452
China Financial Services Holdings, Ltd.	94,000	6,004
China Galaxy Securities Company, Ltd., H Shares	957,500	654,994
China Great Star International, Ltd. (I)(L)	64,029	121,991
China Harmony New Energy Auto Holding, Ltd.	394,500	175,019
China Hongqiao Group, Ltd. (L)	712,000	340,268
China Huishan Dairy Holdings Company, Ltd. (L)	213,000	78,020
China Huiyuan Juice Group, Ltd. (I)	423,500	140,424
China International Marine Containers Group Company, Ltd., H Shares	96,100	170,964
China ITS Holdings Company, Ltd. (I)	344,000	40,385
China Lesso Group Holdings, Ltd.	567,000	397,177
China Life Insurance Company, Ltd., ADR	135,819	2,318,430
China Lilang, Ltd.	260,000	223,613
China Longyuan Power Group Corp., H Shares	1,070,000	1,134,903
China Machinery Engineering Corp., H Shares	78,000	57,662
China Medical System Holdings, Ltd.	481,800	524,626
China Mengniu Dairy Company, Ltd.	265,000	926,521
China Merchants Bank Company, Ltd., H Shares	992,461	2,345,092
China Minsheng Banking Corp., Ltd., H Shares	2,022,700	1,946,863
China Modern Dairy Holdings, Ltd.	856,000	223,045
China Molybdenum Company, Ltd., H Shares	190,000	103,334
China National Building Material Company, Ltd., H Shares	2,412,000	1,400,258
China National Materials Company, Ltd., H Shares	754,000	166,296
China Oilfield Services, Ltd., H Shares	554,000	600,166
China Pacific Insurance Group Company, Ltd., H Shares	405,400	1,470,542
China Petroleum & Chemical Corp., ADR	66,160	4,456,538
China Pioneer Pharma Holdings, Ltd.	186,000	78,427
China Qinfa Group, Ltd. (I)	620,000	18,778
China Railway Construction Corp., H Shares	443,835	579,530
China Railway Group, Ltd., H Shares	371,000	331,147
China Rare Earth Holdings, Ltd. (I)	1,388,800	119,654
China Sanjiang Fine Chemicals Company, Ltd. (I)	360,000	66,821
China SCE Property Holdings, Ltd.	157,000	32,465
China Shanshui Cement Group, Ltd. (I)	1,080,000	701,229
China Shenhua Energy Company, Ltd., H Shares	743,500	1,292,299
China Shineway Pharmaceutical Group, Ltd.	203,000	243,772
China Shipping Container Lines Company, Ltd., H Shares (I)	428,850	172,092
China Shipping Development Company, Ltd., H Shares (L)	420,000	297,521
China Southern Airlines Company, Ltd., H Shares	254,000	158,143
China Suntien Green Energy Corp., Ltd., H Shares	1,117,000	180,696
China Taifeng Beddings Holdings, Ltd. (I)	46,000	6,410
China Telecom Corp., Ltd., ADR (L)	5,800	302,180
China Telecom Corp., Ltd., H Shares	2,250,000	1,177,008
China Tian Lun Gas Holdings, Ltd. (I)(L)	84,000	75,377
China Vanke Company, Ltd., H Shares	296,500	675,114

SEE NOTES TO FINANCIAL STATEMENTS7

	Shares	Value
China (continued)
China Yongda Automobiles Services Holdings, Ltd.	59,500	$24,855
China Yurun Food Group, Ltd. (I)(L)	951,000	219,628
China ZhengTong Auto Services Holdings, Ltd.	513,500	203,291
China Zhongwang Holdings, Ltd. (L)	1,274,200	441,982
Chinasoft International, Ltd. (I)	432,000	141,644
Chongqing Iron & Steel Company, Ltd., H Shares (I)	156,000	29,589
Chongqing Machinery & Electric Company, Ltd., H Shares	864,000	110,675
Chongqing Rural Commercial Bank, H Shares	995,000	580,200
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. (I)	165,000	22,983
CIFI Holdings Group Company, Ltd	50,000	9,400
CITIC Securities Company, Ltd., H Shares	258,000	516,564
CNOOC, Ltd.	6,101,000	7,647,396
CNOOC, Ltd., ADR (L)	21,903	2,742,694
Coland Holdings, Ltd.	20,000	26,894
Comtec Solar Systems Group, Ltd. (I)	512,000	46,969
Coolpad Group, Ltd.	1,056,000	195,572
Country Garden Holdings Company, Ltd.	4,147,293	1,452,596
CPMC Holdings, Ltd.	144,000	76,151
CSPC Pharmaceutical Group, Ltd.	732,000	673,686
CSSC Offshore and Marine Engineering Group Company, Ltd., H Shares (I)	24,000	56,938
CT Environmental Group, Ltd.	816,000	267,574
Da Ming International Holdings, Ltd.	50,000	15,186
Dalian Port PDA Company, Ltd., H Shares	192,621	61,875
Daphne International Holdings, Ltd.	808,000	155,226
Datang International Power Generation Company, Ltd., H Shares	992,000	401,660
Dongfang Electric Corp., Ltd., H Shares	92,000	101,686
Dongfeng Motor Group Company, Ltd., H Shares	1,028,000	1,032,488
Dongjiang Environmental Company, Ltd., H Shares	17,500	26,208
Dongyue Group, Ltd.	860,000	206,008
ENN Energy Holdings, Ltd.	324,000	1,655,086
Evergrande Real Estate Group, Ltd. (L)	4,945,566	3,260,135
Fantasia Holdings Group Company, Ltd. (L)	523,500	55,586
Fosun International, Ltd.	269,059	449,269
Fufeng Group, Ltd. (L)	391,000	173,907
Fuguiniao Company, Ltd.	65,600	97,491
Future Land Development Holdings, Ltd.	112,000	14,423
Geely Automobile Holdings, Ltd.	3,015,000	1,166,210
Golden Eagle Retail Group, Ltd. (L)	287,000	319,661
Goldpac Group, Ltd.	63,000	34,016
GOME Electrical Appliances Holdings, Ltd.	5,397,000	857,089
Goodbaby International Holdings, Ltd. (I)	172,000	67,476
Great Wall Motor Company, Ltd., H Shares	272,500	725,643
Greatview Aseptic Packaging Company, Ltd.	306,000	140,965
Greenland Hong Kong Holdings, Ltd. (I)	131,250	58,028
Greentown China Holdings, Ltd. (I)	519,000	404,511
Guangdong Yueyun Transportation Company, Ltd., H Shares	24,000	15,299
Guangshen Railway Company, Ltd., ADR	36,106	734,757

8SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Guangzhou Automobile Group Company, Ltd., H Shares	592,857	$415,559
Guangzhou Baiyunshan Pharmaceutical Company, Ltd., H Shares	42,000	101,117
Guangzhou R&F Properties Company, Ltd., H Shares (I)	838,599	767,709
Guodian Technology & Environment Group Corp., Ltd., H Shares (I)	501,000	43,938
Haitian International Holdings, Ltd.	264,000	476,760
Haitong Securities Company, Ltd., H Shares	578,800	832,601
Harbin Electric Company, Ltd., H Shares	520,000	271,533
Hengan International Group Company, Ltd.	229,000	2,245,767
Hengshi Mining Investments, Ltd. (I)	11,255,000	2,773,910
Hidili Industry International Development, Ltd. (I)	528,000	30,012
Hilong Holding, Ltd. (L)	367,000	70,983
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	127,000	65,472
HL Technology Group, Ltd. (I)	64,000	22,812
HNA Infrastructure Company, Ltd., H Shares	124,000	125,102
Honghua Group, Ltd. (I)(L)	1,149,000	80,599
Hopefluent Group Holdings, Ltd.	16,000	3,554
HOSA International, Ltd.	188,000	73,703
Huadian Fuxin Energy Corp., Ltd., H Shares	518,000	182,462
Huadian Power International Corp., H Shares	558,000	453,801
Huaneng Power International, Inc., ADR	4,400	199,408
Huaneng Power International, Inc., H Shares	796,000	908,296
Huaneng Renewables Corp., Ltd., H Shares	1,934,000	702,294
Huishang Bank Corp., Ltd., H Shares	174,000	78,058
Hydoo International Holding, Ltd.	90,000	10,746
Industrial & Commercial Bank of China, Ltd., H Shares	24,663,000	14,439,844
Inner Mongolia Yitai Coal Company, H Shares	940,000	631,476
Intime Retail Group Company, Ltd.	251,500	264,501
Jiangnan Group, Ltd.	498,000	100,809
Jiangsu Expressway Company, Ltd., H Shares	450,000	531,640
Jiangxi Copper Company, Ltd., H Shares	469,000	592,083
Jingwei Textile Machinery Company, Ltd., H Shares	166,000	242,425
Kaisa Group Holdings, Ltd. (I)(L)	1,089,000	219,204
Kasen International Holdings, Ltd. (I)	240,000	29,078
Kingdee International Software Group Company, Ltd. (L)	598,000	205,319
KWG Property Holding, Ltd.	876,012	554,415
Labixiaoxin Snacks Group, Ltd. (I)	121,000	11,396
Lenovo Group, Ltd.	2,818,000	2,311,769
Leoch International Technology, Ltd.	118,000	7,603
Lianhua Supermarket Holdings Company, Ltd., H Shares (I)	235,200	122,339
Lifetech Scientific Corp. (I)	768,000	106,919
Lingbao Gold Company, Ltd., H Shares (I)	222,000	44,782
Livzon Pharmaceutical Group, Inc., H Shares	9,420	48,619
Logan Property Holdings Company, Ltd.	352,000	151,263
Longfor Properties Company, Ltd.	639,000	776,519
Lonking Holdings, Ltd.	1,240,000	169,336
Maanshan Iron & Steel Company, Ltd., H Shares (I)	574,000	128,721
Maoye International Holdings, Ltd.	866,000	109,518

SEE NOTES TO FINANCIAL STATEMENTS9

	Shares	Value
China (continued)
Metallurgical Corp. of China, Ltd., H Shares	489,000	$180,456
Microport Scientific Corp. (I)	131,000	48,045
Minth Group, Ltd.	190,000	329,688
New China Life Insurance Company, Ltd., H Shares	138,900	541,396
NVC Lighting Holdings, Ltd.	1,230,000	282,501
Pacific Online, Ltd.	283,000	80,123
Parkson Retail Group, Ltd.	986,500	141,328
Peak Sport Products Company, Ltd.	401,000	96,255
PetroChina Company, Ltd., ADR	22,705	1,896,776
PetroChina Company, Ltd., H Shares	4,520,000	3,765,296
Phoenix Healthcare Group Company, Ltd.	80,000	116,006
PICC Property & Casualty Company, Ltd., H Shares	1,168,596	2,216,629
Ping An Insurance Group Company of China, Ltd., H Shares	1,358,000	6,632,161
Powerlong Real Estate Holdings, Ltd.	620,000	110,351
PW Medtech Group, Ltd. (I)	261,000	54,160
Qunxing Paper Holdings Company, Ltd. (I)	969,268	258,136
Renhe Commercial Holdings Company, Ltd. (I)(L)	12,894,000	724,093
Sany Heavy Equipment International Holdings Company, Ltd. (I)(L)	682,000	145,176
Semiconductor Manufacturing International Corp., ADR (I)	164,905	709,092
Semiconductor Manufacturing International Corp. (I)	7,536,000	655,574
Shandong Chenming Paper Holdings, Ltd., H Shares	225,584	84,990
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	440,000	308,589
Shandong Xinhua Pharmaceutical Company, Ltd., H Shares	40,000	25,806
Shanghai Electric Group Company, Ltd., H Shares	186,000	102,222
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	42,000	123,092
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	486,000	149,035
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	131,100	273,737
Shanghai Prime Machinery Company, Ltd., H Shares	288,000	46,650
Shengli Oil & Gas Pipe Holdings, Ltd. (I)	450,000	13,149
Shenguan Holdings Group, Ltd.	854,000	121,106
Shenzhen Expressway Company, Ltd., H Shares	368,000	240,270
Shenzhou International Group Holdings, Ltd.	175,000	883,501
Shui On Land, Ltd.	2,686,567	590,764
Shunfeng International Clean Energy, Ltd. (I)	568,000	135,852
Sichuan Expressway Company, Ltd., H Shares	446,000	142,049
Sihuan Pharmaceutical Holdings Group, Ltd.	1,968,000	895,879
Sino-Ocean Land Holdings, Ltd.	1,612,681	843,156
SinoMedia Holding, Ltd.	133,000	44,441
Sinopec Engineering Group Company, Ltd., H Shares	171,000	147,492
Sinopec Oilfield Service Corp., H Shares (I)	506,000	146,982
Sinopec Shanghai Petrochemical Company, Ltd., H Shares (I)	458,000	165,965
Sinopharm Group Company, Ltd., H Shares	368,400	1,398,439
Sinosoft Technology Group, Ltd.	132,000	57,199
Sinotrans, Ltd., H Shares	833,574	382,754
Sinotruk Hong Kong, Ltd.	559,555	245,920
SOHO China, Ltd.	1,344,500	574,472
Springland International Holdings, Ltd.	247,000	65,332

10SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
SPT Energy Group, Inc. (I)	556,000	$54,968
Sun Art Retail Group, Ltd. (L)	936,500	779,844
Sunac China Holdings, Ltd.	584,000	315,880
Sunny Optical Technology Group Company, Ltd.	305,000	508,145
Synertone Communication Corp. (I)	1,448,000	29,065
TCL Communication Technology Holdings, Ltd. (L)	336,000	227,144
Tencent Holdings, Ltd.	1,186,400	19,868,658
Tenwow International Holdings, Ltd.	177,000	61,594
The People's Insurance Company Group of China, Ltd., H Shares	696,000	328,837
Tian Shan Development Holdings, Ltd.	134,000	55,483
Tiangong International Company, Ltd. (L)	1,007,564	90,932
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	60,000	31,465
Tianjin Jinran Public Utilities Company, Ltd., H Shares (I)	350,000	38,135
Tianneng Power International, Ltd. (I)	410,700	163,637
Tingyi Cayman Islands Holding Corp.	802,000	1,232,474
Tong Ren Tang Technologies Company, Ltd., H Shares	164,000	212,489
Tonly Electronics Holdings, Ltd.	44,780	24,135
TravelSky Technology, Ltd., H Shares	250,500	303,715
Trigiant Group, Ltd.	482,000	97,625
Tsingtao Brewery Company, Ltd., H Shares	58,000	285,023
Uni-President China Holdings, Ltd.	314,600	284,901
Universal Health International Group Holding, Ltd. (L)	567,000	197,520
Want Want China Holdings, Ltd.	2,485,000	2,003,358
Weichai Power Company, Ltd., H Shares	296,800	317,461
Weiqiao Textile Company, H Shares	365,000	156,668
West China Cement, Ltd.	1,932,000	315,267
Wisdom Holdings Group	355,000	144,242
Wumart Stores, Inc., H Shares (I)	190,000	102,417
Wuzhou International Holdings, Ltd. (I)	638,000	105,259
Xiamen International Port Company, Ltd., H Shares	494,662	121,238
Xiao Nan Guo Restaurants Holdings, Ltd. (I)	240,000	23,942
Xinchen China Power Holdings, Ltd. (I)	160,000	33,027
Xingda International Holdings, Ltd.	804,000	161,575
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	271,650	196,275
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	65,400	111,676
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	555,000	62,981
XTEP International Holdings, Ltd.	426,000	183,598
Yanzhou Coal Mining Company, Ltd., ADR (L)	52,903	248,115
Yanzhou Coal Mining Company, Ltd., H Shares	186,000	87,502
Youyuan International Holdings, Ltd.	49,000	10,863
Yuanda China Holdings, Ltd.	252,000	12,663
Yuzhou Properties Company	240,000	51,793
Zall Development Group, Ltd.	119,000	68,935
Zhaojin Mining Industry Company, Ltd., H Shares	361,000	180,300
Zhejiang Expressway Company, Ltd., H Shares	628,000	673,686
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhong An Real Estate, Ltd. (I)	618,200	61,101

SEE NOTES TO FINANCIAL STATEMENTS11

	Shares	Value
China (continued)
Zhongsheng Group Holdings, Ltd.	300,500	$125,564
Zhuzhou CSR Times Electric Company, Ltd., H Shares	114,000	749,868
Zijin Mining Group Company, Ltd., H Shares	865,384	224,033
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (L)	565,400	226,721
ZTE Corp., H Shares	110,240	221,932
Colombia 0.5%		9,689,651
Almacenes Exito SA	36,830	202,320
Banco de Bogota SA	5,237	99,439
Bancolombia SA	83,073	678,813
Bancolombia SA, ADR	70,173	2,420,969
Bolsa de Valores de Colombia	7,585,458	39,236
Celsia SA ESP	30,112	34,010
Cementos Argos SA	208,085	664,869
Corp. Financiera Colombiana SA	28,167	338,417
Ecopetrol SA	1,432,532	748,016
Ecopetrol SA, ADR	88,238	924,734
Empresa de Energia de Bogota SA	727,737	402,631
Empresa de Telecomunicaciones de Bogota	352,815	64,682
Grupo Argos SA	5,127	28,198
Grupo Aval Acciones y Valores, ADR (L)	54,042	416,123
Grupo de Inversiones Suramericana SA	38,774	448,086
Grupo Nutresa SA	54,951	357,993
Interconexion Electrica SA ESP	311,840	677,869
Isagen SA ESP	1,187,809	1,143,246
Cyprus 0.0%		889,791
Eurasia Drilling Company, Ltd., GDR	61,453	780,234
Globaltrans Investment PLC, GDR (I)	32,027	109,557
Czech Republic 0.3%		5,761,297
CEZ AS	126,356	2,886,774
Fortuna Entertainment Group NV (I)	2,980	8,432
Komercni Banka AS	3,207	730,367
Pegas Nonwovens SA	25,785	984,087
Philip Morris CR AS	320	146,950
Unipetrol AS (I)	159,030	1,004,687
Egypt 0.1%		2,112,180
Commercial International Bank Egypt SAE, GDR	331,614	1,839,785
Global Telecom Holding, GDR (I)	209,229	272,395
Greece 0.3%		6,922,543
Aegean Airlines SA	28,191	205,482
Alpha Bank AE (I)	1,790,104	168,247
Athens Water Supply and Sewage Company SA	9,971	55,584
Bank of Greece	2,764	27,256
Ellaktor SA (I)	29,391	40,840
FF Group (I)	17,266	367,377

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Greece (continued)
Fourlis Holdings SA (I)	24,619	$57,943
Frigoglass SA (I)	17,930	38,868
GEK Terna Holding Real Estate Construction SA (I)	18,488	31,481
Hellenic Exchanges - Athens Stock Exchange SA	68,558	331,483
Hellenic Petroleum SA (I)	35,511	172,631
Hellenic Telecommunications Organization SA	148,992	1,363,623
Intracom Holdings SA (I)	39,886	13,719
Intralot SA-Integrated Lottery Systems & Services (I)	99,786	170,424
JUMBO SA	68,738	578,639
Lamda Development SA (I)	3,765	19,209
Marfin Investment Group Holdings SA (I)	510,636	44,020
Metka SA	25,620	193,418
Motor Oil Hellas Corinth Refineries SA (I)	38,468	401,670
Mytilineos Holdings SA (I)	19,909	101,317
National Bank of Greece SA (I)	440,139	255,425
National Bank of Greece SA, ADR (I)	1,435	919
OPAP SA	130,537	1,024,616
Piraeus Bank SA (I)	760,744	72,926
Piraeus Port Authority SA	2,954	46,955
Public Power Corp. SA	77,701	353,806
Terna Energy SA (I)	33,346	90,948
Titan Cement Company SA	32,997	693,717
Guernsey, Channel Islands 0.0%		179,578
Etalon Group, Ltd., GDR	99,341	179,578
Hong Kong 4.6%		93,237,440
Ajisen China Holdings, Ltd.	341,000	132,886
Alibaba Health Information Technology, Ltd. (I)(L)	292,000	201,695
Alibaba Pictures Group, Ltd. (I)	350,000	81,660
AMVIG Holdings, Ltd.	433,333	167,772
Anxin-China Holdings, Ltd. (I)	1,988,000	98,758
Asian Citrus Holdings, Ltd. (I)	144,000	23,008
Beijing Enterprises Holdings, Ltd.	149,930	874,680
Beijing Enterprises Water Group, Ltd. (I)	540,000	387,479
Beijing Properties Holdings, Ltd. (I)	658,000	40,285
Bosideng International Holdings, Ltd.	1,874,000	173,835
Brilliance China Automotive Holdings, Ltd.	558,000	674,021
C C Land Holdings, Ltd.	450,693	107,863
Carrianna Group Holdings Company, Ltd.	348,000	36,353
CECEP COSTIN New Materials Group, Ltd.	162,000	23,600
Century Sunshine Group Holdings, Ltd.	135,000	10,726
Chaoda Modern Agriculture Holdings, Ltd. (I)	1,047,312	33,616
Chia Tai Enterprises International, Ltd. (I)	29,840	12,321
China Aerospace International Holdings, Ltd.	1,552,755	218,058
China Agri-Industries Holdings, Ltd. (I)	1,544,600	585,538
China All Access Holdings, Ltd.	444,000	139,627
China Culiangwang Beverages Holdings, Ltd. (I)	571,500	10,462

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Hong Kong (continued)
China Dynamics Holdings, Ltd. (I)(L)	1,450,000	$74,908
China Energine International Holdings, Ltd.	89,589	7,735
China Everbright International, Ltd.	923,000	1,207,936
China Everbright, Ltd.	421,000	878,727
China Fiber Optic Network System Group, Ltd. (I)(L)	419,600	85,002
China Foods, Ltd. (I)	288,000	133,716
China Gas Holdings, Ltd.	772,000	1,130,180
China Glass Holdings, Ltd. (I)	182,000	25,999
China Grand Pharmaceutical and Healthcare Holdings, Ltd. (I)	120,000	28,026
China High Precision Automation Group, Ltd. (I)	74,000	11,840
China High Speed Transmission Equipment Group Company, Ltd. (I)	662,000	453,521
China Household Holdings, Ltd. (I)	370,000	13,129
China Lumena New Materials Corp. (I)(L)	1,272,000	205,160
China Merchants Holdings International Company, Ltd.	400,800	1,338,279
China Merchants Land, Ltd. (L)	626,000	98,387
China Metal Recycling Holdings, Ltd. (I)	14,579,934	0
China Mobile, Ltd.	409,500	4,925,508
China Mobile, Ltd., ADR	358,226	21,429,079
China New Town Development Company, Ltd. (I)	2,185,332	74,456
China Ocean Resources Company, Ltd. (I)(L)	63,930	199,308
China Oil and Gas Group, Ltd. (I)	3,617,040	228,386
China Overseas Grand Oceans Group, Ltd. (L)	524,000	165,814
China Overseas Land & Investment, Ltd.	1,478,000	4,329,089
China Power International Development, Ltd.	1,267,000	845,284
China Power New Energy Development Company, Ltd.	2,920,000	150,974
China Precious Metal Resources Holdings Company, Ltd. (I)(L)	1,488,000	55,774
China Properties Group, Ltd. (I)	384,000	71,273
China Resources Cement Holdings, Ltd.	1,475,518	723,972
China Resources Enterprises, Ltd.	464,486	1,458,323
China Resources Gas Group, Ltd.	390,000	1,031,722
China Resources Land, Ltd.	720,444	1,804,617
China Resources Power Holdings Company, Ltd.	670,000	1,639,193
China Ruifeng Renewable Energy Holdings, Ltd. (I)	408,000	49,466
China Singyes Solar Technologies Holdings, Ltd. (I)	261,800	162,979
China South City Holdings, Ltd. (L)	1,328,000	342,423
China Starch Holdings, Ltd.	1,685,000	32,606
China State Construction International Holdings, Ltd.	347,200	457,960
China Taiping Insurance Holdings Company, Ltd. (I)	215,710	608,139
China Tianyi Holdings, Ltd. (I)	332,000	39,809
China Traditional Chinese Medicine Company, Ltd. (I)	428,000	298,295
China Travel International Investment Hong Kong, Ltd.	1,402,000	489,721
China Unicom Hong Kong, Ltd.	1,064,000	1,392,155
China Unicom Hong Kong, Ltd., ADR (L)	277,036	3,626,401
China Vanadium Titano - Magnetite Mining Company, Ltd. (I)	369,000	16,138
China Water Affairs Group, Ltd.	608,000	265,922
Chinese People Holdings Company, Ltd. (I)	1,544,324	24,223
CIMC Enric Holdings, Ltd.	368,000	192,919

14SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
CITIC Dameng Holdings, Ltd. (I)	191,000	$15,996
CITIC Resources Holdings, Ltd. (I)	1,044,000	160,382
CITIC, Ltd.	1,819,923	3,332,197
Citychamp Watch & Jewellery Group, Ltd.	1,325,800	212,189
Clear Media, Ltd.	87,000	83,823
Coastal Greenland, Ltd. (I)	1,485,000	36,435
Comba Telecom Systems Holdings, Ltd.	614,625	119,781
Concord New Energy Group, Ltd. (I)	1,460,000	89,886
COSCO International Holdings, Ltd.	423,040	243,451
COSCO Pacific, Ltd.	1,128,006	1,484,592
Coslight Technology International Group Company, Ltd. (I)	54,000	15,602
CP Pokphand Company, Ltd.	3,588,000	384,112
DaChan Food Asia, Ltd. (I)	287,000	28,118
Dah Chong Hong Holdings, Ltd.	584,000	211,028
Dawnrays Pharmaceutical Holdings, Ltd.	144,000	114,248
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	8,382
Digital China Holdings, Ltd.	471,000	410,802
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,965
Embry Holdings, Ltd.	80,000	43,125
EVA Precision Industrial Holdings, Ltd.	266,000	61,318
EverChina International Holdings Company, Ltd. (I)	1,870,000	62,989
Extrawell Pharmaceutical Holdings, Ltd. (I)	230,000	9,914
Far East Horizon, Ltd.	489,000	388,871
Franshion Properties China, Ltd.	3,004,000	756,481
Freetech Road Recycling Technology Holdings, Ltd.	130,000	14,103
Fu Shou Yuan International Group, Ltd.	114,000	66,615
GCL-Poly Energy Holdings, Ltd. (I)(L)	5,821,000	935,182
Global Bio-Chem Technology Group Company, Ltd. (I)	813,200	33,552
Global Sweeteners Holdings, Ltd. (I)	444,000	22,901
Glorious Property Holdings, Ltd. (I)	905,000	98,270
Goldbond Group Holdings, Ltd.	100,000	4,190
Golden Meditech Holdings, Ltd.	675,500	88,572
Goldlion Holdings, Ltd.	288,000	119,994
Good Friend International Holdings, Inc.	42,000	10,082
Guangdong Investment, Ltd.	1,254,000	1,696,051
Guangdong Land Holdings, Ltd. (I)	430,000	100,687
Haier Electronics Group Company, Ltd.	459,000	822,683
Hanergy Thin Film Power Groupd, Ltd. (I)	2,486,000	336,811
Heng Tai Consumables Group, Ltd. (I)	1,891,630	20,242
Hengdeli Holdings, Ltd. (L)	1,720,400	239,745
HKC Holdings, Ltd. (I)(L)	3,725,423	74,619
Hopewell Highway Infrastructure, Ltd.	573,000	274,191
Hopson Development Holdings, Ltd. (I)	556,000	428,034
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	2,499,910	319,724
Huabao International Holdings, Ltd.	1,267,000	421,820
Inspur International, Ltd.	211,000	39,500
Jinchuan Group International Resources Company, Ltd. (I)	144,000	6,640

SEE NOTES TO FINANCIAL STATEMENTS15

	Shares	Value
Hong Kong (continued)
Ju Teng International Holdings, Ltd.	727,722	$277,611
Kai Yuan Holdings, Ltd. (I)	3,700,000	40,772
Kingboard Chemical Holdings, Ltd.	530,648	686,163
Kingboard Laminates Holdings, Ltd.	204,000	80,908
Kunlun Energy Company, Ltd.	2,204,000	1,568,087
Lai Fung Holdings, Ltd.	3,450,000	54,515
Le Saunda Holdings, Ltd.	180,400	59,321
Lee & Man Paper Manufacturing, Ltd.	678,000	388,878
Lee's Pharmaceutical Holdings, Ltd.	112,500	157,877
Loudong General Nice Resources China Holdings, Ltd. (I)	921,000	86,609
MIE Holdings Corp. (I)	510,000	59,986
Mingfa Group International Company, Ltd. (I)	940,000	235,033
Minmetals Land, Ltd.	906,000	89,258
Nan Hai Corp., Ltd. (I)	5,350,000	79,278
New World China Land, Ltd.	1,705,230	1,032,727
New World Department Store China, Ltd.	211,000	37,847
Nine Dragons Paper Holdings, Ltd.	727,000	408,125
North Mining Shares Company, Ltd. (I)	2,430,000	33,808
Overseas Chinese Town Asia Holdings, Ltd.	58,000	23,403
PAX Global Technology, Ltd. (I)	39,000	36,293
Phoenix Satellite Television Holdings, Ltd.	726,000	155,498
Poly Property Group Company, Ltd.	1,482,944	396,712
Pou Sheng International Holdings, Ltd. (I)	1,882,000	281,702
Prosperity International Holdings HK, Ltd. (I)	1,460,000	47,082
Qingling Motors Company, Ltd., H Shares	848,000	275,610
Real Nutriceutical Group, Ltd.	620,000	110,305
REXLot Holdings, Ltd. (L)	6,393,536	362,986
Road King Infrastructure, Ltd.	166,000	146,863
Rotam Global Agrosciences, Ltd.	26,929	24,819
S&C Engine Group, Ltd. (I)	20,235	23,708
Samson Holding, Ltd.	740,915	98,433
Shanghai Industrial Holdings, Ltd.	348,041	847,942
Shanghai Industrial Urban Development Group, Ltd.	1,049,500	167,168
Shanghai Zendai Property, Ltd. (I)	4,865,000	79,887
Shenzhen International Holdings, Ltd.	638,399	882,680
Shenzhen Investment, Ltd.	1,565,824	555,696
Shimao Property Holdings, Ltd.	1,142,000	1,598,270
Shougang Concord International Enterprises Company, Ltd. (I)	4,248,000	172,136
Shougang Fushan Resources Group, Ltd.	1,836,000	232,884
Silver Base Group Holdings, Ltd. (I)	10,274,000	1,523,537
Silver Grant International, Ltd.	766,334	105,712
SIM Technology Group, Ltd. (I)	685,000	31,767
Sino Biopharmaceutical, Ltd.	1,452,000	1,734,297
Sino Oil and Gas Holdings, Ltd. (I)	6,745,000	157,664
Sinofert Holdings, Ltd.	1,628,000	249,304
Sinolink Worldwide Holdings, Ltd. (I)	1,564,000	150,170
Sinopec Kantons Holdings, Ltd.	460,000	244,577

16SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Sinotrans Shipping, Ltd.	1,151,000	$213,690
SITC International Holdings Company, Ltd.	203,000	101,897
Skyworth Digital Holdings, Ltd.	1,065,278	613,802
SMI Holdings Group, Ltd.	596,000	39,324
Solargiga Energy Holdings, Ltd. (I)	997,000	27,035
Sparkle Roll Group, Ltd. (I)	704,000	31,770
SRE Group, Ltd. (I)	960,000	42,069
SSY Group, Ltd.	750,000	215,172
TCC International Holdings, Ltd.	1,524,125	288,738
TCL Multimedia Technology Holdings, Ltd.	257,200	115,508
Texhong Textile Group, Ltd.	192,000	163,407
Tian An China Investment, Ltd.	653,000	372,349
Tianjin Development Holdings, Ltd.	216,000	139,673
Tianjin Port Development Holdings, Ltd.	654,000	102,872
Tibet 5100 Water Resources Holdings, Ltd.	540,000	145,516
Time Watch Investments, Ltd.	62,000	9,117
Tomson Group, Ltd.	553,583	121,611
Tongda Group Holdings, Ltd.	1,070,000	165,121
Top Spring International Holdings, Ltd.	25,500	12,637
Towngas China Company, Ltd.	536,000	341,887
TPV Technology, Ltd.	738,588	113,508
Truly International Holdings, Ltd.	973,000	239,774
United Energy Group, Ltd. (I)	2,012,000	231,104
V1 Group, Ltd. (I)	1,941,600	130,102
Wasion Group Holdings, Ltd.	176,000	169,538
Welling Holding, Ltd.	608,000	98,069
Yanchang Petroleum International, Ltd. (I)	3,832,273	115,037
Yingde Gases Group Company, Ltd.	593,000	245,649
Yip's Chemical Holdings, Ltd.	218,000	95,602
Yuexiu Property Company, Ltd.	5,097,516	805,360
Yuexiu Transport Infrastructure, Ltd.	430,000	256,863
Zhuhai Holdings Investment Group, Ltd.	218,000	28,120
Hungary 0.3%		4,978,176
FHB Mortgage Bank PLC (I)	7,029	17,626
Magyar Telekom Telecommunications PLC (I)	255,675	363,904
MOL Hungarian Oil and Gas PLC	31,509	1,564,427
OTP Bank PLC	97,767	1,884,893
Richter Gedeon Nyrt	74,893	1,147,326
India 12.4%		248,766,900
3M India, Ltd. (I)	232	37,423
Aarti Industries, Ltd.	10,458	66,203
Aban Offshore, Ltd.	21,138	78,373
ABB, Ltd.	13,954	258,672
ABG Shipyard, Ltd. (I)	21,999	45,961
ACC, Ltd.	28,965	581,079
Adani Enterprises, Ltd.	96,061	108,523

SEE NOTES TO FINANCIAL STATEMENTS17

	Shares	Value
India (continued)
Adani Ports and Special Economic Zone, Ltd.	283,775	$1,488,867
Adani Power, Ltd. (I)	713,310	241,632
Adani Transmissions, Ltd. (I)	96,061	30,562
Aditya Birla Nuvo, Ltd. (I)	50,286	1,543,029
Advanta, Ltd. (I)	15,589	131,968
Aegis Logistics, Ltd.	8,297	100,458
Agro Tech Foods, Ltd.	4,498	40,592
AIA Engineering, Ltd.	30,748	422,955
Ajanta Pharma, Ltd.	27,207	616,913
Akzo Nobel India, Ltd.	3,239	63,440
Alembic Pharmaceuticals, Ltd.	74,308	795,697
Alembic, Ltd.	126,534	76,106
Allahabad Bank	147,249	184,397
Allcargo Logistics, Ltd.	13,413	61,816
Alok Industries, Ltd. (I)	487,315	43,966
Alstom India, Ltd.	8,586	87,066
Alstom T&D India, Ltd.	20,743	164,998
Amara Raja Batteries, Ltd.	48,262	733,190
Ambuja Cements, Ltd.	321,448	1,001,673
Amtek Auto, Ltd.	132,086	101,750
Anant Raj, Ltd.	116,689	58,679
Andhra Bank	157,627	159,936
Apar Industries, Ltd.	4,039	25,380
Apollo Hospitals Enterprise, Ltd.	38,816	779,602
Apollo Tyres, Ltd.	318,818	860,937
Arvind, Ltd.	169,772	692,104
Asahi India Glass, Ltd. (I)	21,842	49,154
Ashok Leyland, Ltd.	786,208	1,066,140
Asian Paints, Ltd.	177,457	2,261,540
Atul, Ltd.	11,274	226,865
Aurobindo Pharma, Ltd.	294,366	3,318,108
Axis Bank, Ltd.	403,180	3,079,165
Axis Bank, Ltd., GDR	95	3,614
Bajaj Auto, Ltd.	70,438	2,370,475
Bajaj Corp., Ltd.	33,263	253,471
Bajaj Electricals, Ltd.	26,420	101,048
Bajaj Finance, Ltd.	17,501	1,322,573
Bajaj Finserv, Ltd.	40,226	1,091,724
Bajaj Hindusthan, Ltd. (I)	266,322	49,889
Bajaj Holdings and Investment, Ltd.	36,149	865,357
Balkrishna Industries, Ltd.	34,859	336,302
Ballarpur Industries, Ltd.	436,184	97,670
Balmer Lawrie & Company, Ltd.	15,335	137,834
Balrampur Chini Mills, Ltd. (I)	160,224	95,736
Bank of Baroda	250,535	695,001
Bank of India	135,003	288,525
Bank of Maharashtra	162,313	85,615

18SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
BASF India, Ltd.	6,798	$122,103
Bata India, Ltd.	12,563	201,686
BEML, Ltd. (I)	16,941	329,573
Berger Paints India, Ltd.	160,530	514,158
BGR Energy Systems, Ltd.	18,048	29,324
Bharat Electronics, Ltd.	8,497	429,416
Bharat Forge, Ltd.	68,219	1,194,937
Bharat Heavy Electricals, Ltd.	280,860	957,399
Bharat Petroleum Corp., Ltd.	110,053	1,459,766
Bharti Airtel, Ltd.	618,754	3,294,946
Bhushan Steel, Ltd.	33,252	26,320
Biocon, Ltd.	50,117	335,215
Birla Corp., Ltd.	39,968	272,493
Blue Dart Express, Ltd.	3,281	338,425
Blue Star, Ltd.	21,317	113,482
Bombay Dyeing & Manufacturing Company, Ltd.	112,251	106,095
Bosch, Ltd.	1,836	641,641
Brigade Enterprises, Ltd. (I)	1,735	3,582
Britannia Industries, Ltd.	17,064	751,376
Cadila Healthcare, Ltd.	34,393	981,417
Cairn India, Ltd.	291,290	656,171
Canara Bank	80,970	346,224
Carborundum Universal, Ltd.	2,776	7,087
Castex Technologies, Ltd.	59,139	53,866
CCL Products India, Ltd.	56,620	188,995
Ceat, Ltd.	17,802	296,338
Central Bank of India	140,211	143,651
Century Plyboards India, Ltd.	51,282	117,770
Century Textiles & Industries, Ltd.	38,674	317,263
CESC, Ltd.	73,861	577,009
Chambal Fertilizers & Chemicals, Ltd.	188,470	172,969
Chennai Petroleum Corp., Ltd. (I)	37,144	129,239
Cholamandalam Investment and Finance Company, Ltd.	8,951	81,478
Cipla, Ltd.	100,248	1,027,748
City Union Bank, Ltd.	160,171	231,033
Clariant Chemicals India, Ltd.	10,306	115,600
CMC, Ltd.	7,783	235,210
Colgate-Palmolive India, Ltd.	37,264	1,096,548
Container Corp of India	19,570	434,093
Coromandel International, Ltd.	62,400	177,690
Corp. Bank	150,570	107,955
Cox & Kings, Ltd.	51,419	185,203
Credit Analysis & Research, Ltd.	3,243	59,471
CRISIL, Ltd.	5,690	166,861
Crompton Greaves, Ltd.	202,125	517,091
Cummins India, Ltd.	47,280	774,463
Cyient, Ltd.	30,080	267,249

SEE NOTES TO FINANCIAL STATEMENTS19

	Shares	Value
India (continued)
Dabur India, Ltd.	320,275	$1,320,273
Dalmia Bharat, Ltd. (I)	22,546	237,442
DB Corp., Ltd.	6,096	30,748
DB Realty, Ltd. (I)	79,514	65,315
DCB Bank, Ltd. (I)	184,559	357,737
DCM Shriram, Ltd.	30,347	54,479
Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	82,908
Delta Corp., Ltd.	67,950	83,222
DEN Networks, Ltd. (I)	34,948	64,169
Dena Bank	139,193	88,768
Dewan Housing Finance Corp., Ltd.	3,050	21,148
Dish TV India, Ltd. (I)	369,767	580,977
Dishman Pharmaceuticals & Chemicals, Ltd. (I)	27,086	92,019
Divi's Laboratories, Ltd.	35,945	1,283,619
DLF, Ltd.	275,612	458,679
Dr. Reddy's Laboratories, Ltd.	54,303	3,504,907
Dr. Reddy's Laboratories, Ltd., ADR	34,550	2,248,169
Dynamatic Technologies, Ltd. (I)	519	17,464
eClerx Services, Ltd.	18,608	465,628
Edelweiss Financial Services, Ltd.	274,866	232,154
Eicher Motors, Ltd.	6,579	1,866,754
EID Parry India, Ltd.	81,890	164,975
EIH, Ltd.	81,595	124,547
Electrosteel Castings, Ltd.	93,708	26,896
Elgi Equipments, Ltd.	350	711
Emami, Ltd.	51,797	919,576
Engineers India, Ltd.	62,432	176,102
Entertainment Network India, Ltd. (I)	2,857	26,933
Eros International Media, Ltd. (I)	19,887	143,596
Escorts, Ltd.	55,299	145,245
Ess Dee Aluminium, Ltd. (I)	8,586	36,162
Essar Oil, Ltd. (I)	186,568	493,811
Essar Ports, Ltd.	118,939	159,040
Essel Propack, Ltd.	89,057	201,020
Eveready Industries India, Ltd.	21,433	92,910
Exide Industries, Ltd.	299,126	691,746
FAG Bearings India, Ltd.	2,433	151,562
FDC, Ltd. (I)	51,198	155,166
Federal Bank, Ltd.	1,502,172	1,385,477
Federal-Mogul Goetze India, Ltd. (I)	8,475	50,186
Financial Technologies India, Ltd.	15,328	27,282
Finolex Cables, Ltd.	82,106	297,229
Finolex Industries, Ltd.	37,493	144,835
Firstsource Solutions, Ltd. (I)	298,869	127,164
Fortis Healthcare, Ltd. (I)	132,309	330,488
Future Consumer Enterprise, Ltd. (I)	305,681	74,200
Future Retail, Ltd.	43,144	75,045

20SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Gabriel India, Ltd.	72,613	$95,348
GAIL India, Ltd.	180,797	807,675
GAIL India, Ltd., GDR	1,143	30,039
Gammon Infrastructure Projects, Ltd. (I)	26,614	4,458
Gateway Distriparks, Ltd.	79,408	434,821
Gati, Ltd.	7,132	15,986
Gillette India, Ltd.	1,325	98,450
GlaxoSmithKline Consumer Healthcare, Ltd.	4,580	421,833
GlaxoSmithKline Pharmaceuticals, Ltd.	476	24,312
Glenmark Pharmaceuticals, Ltd. (I)	92,781	1,581,031
Global Offshore Services, Ltd.	9,583	83,187
GMR Infrastructure, Ltd.	1,539,091	269,885
Godfrey Phillips India, Ltd.	2,623	21,738
Godrej Consumer Products, Ltd.	75,841	1,510,010
Godrej Industries, Ltd.	38,812	221,271
Godrej Properties, Ltd.	46,599	217,509
Graphite India, Ltd.	80,662	83,964
Grasim Industries, Ltd.	27,242	1,516,591
Greaves Cotton, Ltd.	77,026	156,064
Grindwell Norton, Ltd.	43	483
GRUH Finance, Ltd.	26,952	97,170
Gujarat Alkalies & Chemicals, Ltd.	42,533	112,621
Gujarat Fluorochemicals, Ltd.	32,948	323,312
Gujarat Gas Company, Ltd. (I)	30,086	336,502
Gujarat Industries Power Company, Ltd.	14,146	15,373
Gujarat Mineral Development Corp., Ltd.	81,437	90,978
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd. (I)	65,805	58,364
Gujarat Pipavav Port, Ltd. (I)	95,764	247,343
Gujarat State Fertilisers & Chemicals, Ltd.	157,141	157,222
Gujarat State Petronet, Ltd.	191,729	359,243
Gulf Oil Corp., Ltd.	21,110	42,334
Gulf Oil Lubricants India, Ltd.	22,053	163,088
GVK Power & Infrastructure, Ltd. (I)	648,891	71,227
Hathway Cable & Datacom, Ltd. (I)	269,630	173,465
Havells India, Ltd.	292,245	1,137,780
HCL Infosystems, Ltd. (I)	100,678	57,410
HCL Technologies, Ltd.	366,930	5,364,510
HDFC Bank, Ltd.	518,287	9,106,148
HEG, Ltd.	16,671	36,014
HeidelbergCement India, Ltd. (I)	118,641	136,641
Hero MotorCorp, Ltd.	61,492	2,232,830
Hexa Tradex, Ltd. (I)	42,642	11,031
Hexaware Technologies, Ltd.	205,958	751,340
Hikal, Ltd.	15,030	25,085
Himachal Futuristic Communications, Ltd. (I)	795,229	159,084
Hindalco Industries, Ltd.	969,531	1,166,586
Hinduja Ventures, Ltd.	5,652	32,686

SEE NOTES TO FINANCIAL STATEMENTS21

	Shares	Value
India (continued)
Hindustan Construction Company, Ltd. (I)	41,263	$11,367
Hindustan Petroleum Corp., Ltd.	66,901	844,636
Hindustan Unilever, Ltd.	254,031	3,297,053
Hitachi Home & Life Solutions India, Ltd.	10,006	215,349
Honeywell Automation India, Ltd.	130	17,306
Hotel Leela Venture, Ltd. (I)	161,732	48,734
Housing Development & Infrastructure, Ltd. (I)	364,708	327,641
HSIL, Ltd.	27,538	108,735
HT Media, Ltd.	34,438	42,350
Huhtamaki PPL, Ltd.	7,301	30,786
ICICI Bank, Ltd.	742,413	3,122,751
ICICI Bank, Ltd., ADR	267,538	2,332,931
ICRA, Ltd.	1,035	61,307
IDBI Bank, Ltd.	346,331	317,675
Idea Cellular, Ltd.	901,673	2,125,376
IDFC, Ltd.	597,521	1,191,437
IFB Industries, Ltd. (I)	3,807	29,689
IFCI, Ltd.	799,536	239,410
IIFL Holdings, Ltd.	254,359	720,650
IL&FS Transportation Networks, Ltd.	23,349	34,101
Indiabulls Housing Finance, Ltd.	282,305	3,169,616
Indiabulls Real Estate, Ltd. (I)	251,053	233,511
Indian Bank	92,080	184,289
Indian Hotels Company, Ltd. (I)	405,125	534,009
Indian Oil Corp., Ltd.	95,827	595,659
Indian Overseas Bank (I)	198,424	103,708
Indoco Remedies, Ltd.	22,414	113,104
Indraprastha Gas, Ltd.	41,890	301,578
IndusInd Bank, Ltd.	99,860	1,295,864
Info Edge India, Ltd.	11,381	128,487
Infosys, Ltd.	476,945	7,931,254
Infosys, Ltd., ADR (L)	337,548	5,788,948
Ingersoll-Rand India, Ltd.	9,856	115,545
Inox Leisure, Ltd. (I)	18,663	65,470
Intellect Design Arena, Ltd. (I)	63,788	162,204
Ipca Laboratories, Ltd.	21,683	259,340
IRB Infrastructure Developers, Ltd.	128,055	450,917
ITC, Ltd.	1,153,189	5,647,205
Jagran Prakashan, Ltd.	72,113	150,805
Jain Irrigation Systems, Ltd.	245,512	215,784
Jaiprakash Associates, Ltd. (I)	813,565	117,729
Jaiprakash Power Ventures, Ltd. (I)	623,661	56,357
Jammu & Kashmir Bank, Ltd.	338,170	485,756
Jaypee Infratech, Ltd. (I)	132,566	26,357
JB Chemicals & Pharmaceuticals, Ltd.	36,646	148,281
JBF Industries, Ltd.	24,468	86,382
Jindal Poly Films, Ltd.	15,538	90,673

22SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Jindal Saw, Ltd.	176,270	$176,065
Jindal Steel & Power, Ltd. (I)	202,531	209,367
JK Cement, Ltd.	21,809	205,218
JK Lakshmi Cement, Ltd. (I)	39,277	209,118
JK Tyre & Industries, Ltd.	85,982	140,078
JM Financial, Ltd.	322,345	223,439
JSW Energy, Ltd.	491,218	558,870
JSW Holdings, Ltd. (I)	692	9,420
JSW Steel, Ltd.	114,869	1,581,289
Jubilant Foodworks, Ltd. (I)	24,748	618,128
Jubilant Life Sciences, Ltd.	48,461	259,733
Just Dial, Ltd.	11,528	146,791
Jyothy Laboratories, Ltd.	23,250	112,165
Kajaria Ceramics, Ltd.	45,197	465,048
Kalpataru Power Transmission, Ltd.	46,835	177,280
Kansai Nerolac Paints, Ltd.	37,510	145,375
Kaveri Seed Company, Ltd.	31,179	230,189
KEC International, Ltd.	68,163	134,301
Kesoram Industries, Ltd. (I)	60,840	84,118
Kirloskar Brothers, Ltd.	4,757	14,568
Kitex Garments, Ltd.	3,177	33,143
Kolte-patil Developers, Ltd.	12,539	31,102
Kotak Mahindra Bank, Ltd.	269,324	2,636,173
KPIT Cummins Infosystems, Ltd.	121,766	186,615
KRBL, Ltd. (I)	34,245	82,714
KSB Pumps, Ltd.	7,884	71,376
KSK Energy Ventures, Ltd. (I)	7,103	3,757
Lakshmi Machine Works, Ltd.	2,932	156,108
Lakshmi Vilas Bank, Ltd.	64,491	74,194
Larsen & Toubro, Ltd.	82,020	1,980,473
Larsen & Toubro, Ltd., GDR (I)	10,356	248,906
LIC Housing Finance, Ltd.	16,115	107,293
Lupin, Ltd.	68,310	1,974,438
Mahanagar Telephone Nigam (I)	189,203	44,889
Maharashtra Seamless, Ltd.	41,430	103,498
Mahindra & Mahindra Financial Services, Ltd.	11,702	44,612
Mahindra & Mahindra, Ltd.	262,202	4,821,322
Mahindra & Mahindra, Ltd., GDR	19,216	352,711
Mahindra Cie Automotive, Ltd. (I)	8,507	37,135
Mahindra Holidays & Resorts India, Ltd.	12,942	58,553
Mahindra Lifespace Developers, Ltd.	19,772	137,454
Manappuram Finance, Ltd.	25,512	8,902
Mangalore Refinery and Petrochemicals, Ltd. (I)	252,641	211,016
Marico Kaya Enterprises, Ltd. (I)	1,827	33,256
Marico, Ltd.	113,687	693,121
Maruti Suzuki India, Ltd.	45,727	2,886,112
MAX India, Ltd.	52,025	393,871

SEE NOTES TO FINANCIAL STATEMENTS23

	Shares	Value
India (continued)
Mayur Uniquoters, Ltd.	4,057	$24,849
McLeod Russel India, Ltd.	37,627	93,573
Mercator, Ltd.	94,019	33,271
Merck, Ltd.	5,102	58,949
Metalyst Forgings, Ltd.	4,992	4,041
MindTree, Ltd.	61,521	1,295,008
Monsanto India, Ltd.	5,398	213,511
Motherson Sumi Systems, Ltd.	251,908	1,149,308
Motilal Oswal Financial Services, Ltd.	2,874	13,828
Mphasis, Ltd.	31,866	202,818
MPS, Ltd.	1,986	23,898
MRF, Ltd.	1,560	956,582
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	40,153
Natco Pharma, Ltd.	9,399	316,573
National Aluminium Company, Ltd.	427,632	207,488
Nava Bharat Ventures, Ltd.	38,940	88,325
Navneet Publications India, Ltd. (I)	93,894	131,870
NCC, Ltd.	507,008	546,117
NESCO, Ltd.	4,348	92,195
Nestle India, Ltd.	8,890	797,473
NHPC, Ltd.	1,316,361	324,853
NIIT Technologies, Ltd.	45,471	318,988
NIIT, Ltd. (I)	86,244	93,665
Nirvikara Paper Mills, Ltd. (I)	3,873	1,981
Nitin Fire Protection Industries, Ltd.	56,264	37,395
NTPC, Ltd.	716,601	1,314,510
Oberoi Realty, Ltd.	36,624	122,614
OCL India, Ltd.	3,751	28,220
Oil & Natural Gas Corp., Ltd.	318,593	1,146,876
Oil India, Ltd.	94,685	638,005
Omaxe, Ltd.	77,327	154,955
Oracle Financial Services Software, Ltd.	12,631	791,762
Orient Cement, Ltd.	75,252	187,604
Oriental Bank of Commerce	77,057	157,529
Orissa Minerals Development Company, Ltd.	400	13,265
Page Industries, Ltd.	4,271	901,790
Parsvnath Developers, Ltd. (I)	129,259	35,737
PC Jeweller, Ltd.	31,068	188,912
Peninsula Land, Ltd.	89,370	30,792
Persistent Systems, Ltd.	17,276	183,432
Petronet LNG, Ltd.	173,825	470,960
Pfizer, Ltd.	6,687	238,719
PI Industries, Ltd.	35,155	383,735
Pidilite Industries, Ltd.	85,459	732,224
Pipavav Defence & Offshore Engineering Company, Ltd. (I)	85,649	72,290
Piramal Enterprises, Ltd.	82,996	1,220,980
Plethico Pharmaceuticals, Ltd. (I)	5,976	2,263

24SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Polaris Financial Technology, Ltd.	93,425	$233,930
Power Finance Corp., Ltd.	16,529	55,267
Power Grid Corp. of India, Ltd.	479,923	945,489
Praj Industries, Ltd.	88,664	110,049
Prestige Estates Projects, Ltd.	39,931	121,711
Prism Cement, Ltd. (I)	71,827	105,611
Procter & Gamble Hygiene & Health Care, Ltd.	2,698	244,940
PTC India Financial Services, Ltd.	177,436	109,865
PTC India, Ltd.	253,385	225,507
Punj Lloyd, Ltd. (I)	224,909	87,183
Punjab & Sind Bank	12,349	7,099
Punjab National Bank	25,000	54,127
Puravankara Projects, Ltd.	5,372	5,313
PVR, Ltd.	5,675	70,588
Radico Khaitan, Ltd.	60,239	80,750
Rain Industries, Ltd.	114,375	64,806
Rajesh Exports, Ltd.	43,299	331,034
Rallis India, Ltd.	67,146	217,159
Ratnamani Metals & Tubes, Ltd.	6,611	59,478
RattanIndia Infrastructure, Ltd. (I)	1,265,893	38,878
Raymond, Ltd.	39,698	233,547
Redington India, Ltd.	123,482	201,614
REI Agro, Ltd. (I)	164,589	867
Relaxo Footwears, Ltd.	11,994	94,079
Reliance Capital, Ltd.	108,604	511,335
Reliance Communications, Ltd. (I)	564,683	511,733
Reliance Industries, Ltd.	390,781	5,039,655
Reliance Infrastructure, Ltd.	72,487	373,933
Reliance Power, Ltd. (I)	555,888	313,883
Repco Home Finance, Ltd.	3,591	39,431
Rolta India, Ltd.	94,206	136,620
Ruchi Soya Industries, Ltd.	127,227	64,243
Rural Electrification Corp., Ltd.	364,591	1,386,115
Sadbhav Engineering, Ltd.	12,270	56,215
Sanofi India, Ltd.	3,537	208,537
Schneider Electric Infrastructure, Ltd. (I)	17,841	49,360
Shasun Pharmaceuticals, Ltd.	15,065	84,234
Shipping Corp. of India, Ltd. (I)	152,490	155,280
Shoppers Stop, Ltd.	11,091	63,560
Shree Cement, Ltd. (I)	3,900	628,178
Shree Renuka Sugars, Ltd. (I)	287,615	32,657
Shriram Transport Finance Company, Ltd.	43,154	527,876
Siemens India, Ltd.	48,698	924,983
Simplex Infrastructures, Ltd. (I)	4,288	19,325
Sintex Industries, Ltd.	301,836	429,375
SITI Cable Network, Ltd. (I)	25,952	12,880
SJVN, Ltd.	393,949	144,438

SEE NOTES TO FINANCIAL STATEMENTS25

	Shares	Value
India (continued)
SKF India, Ltd.	9,218	$164,700
SML Isuzu, Ltd.	827	14,407
Sobha Developers, Ltd.	50,252	215,317
Solar Industries India, Ltd.	1,324	68,941
Sona Koyo Steering Systems, Ltd.	29,557	28,853
Sonata Software, Ltd.	34,306	72,528
SREI Infrastructure Finance, Ltd.	294,220	203,629
SRF, Ltd.	20,992	370,729
State Bank of Bikaner & Jaipur	18,445	145,771
State Bank of India	535,379	1,990,031
State Bank of Travancore	4,261	26,982
Sterlite Technologies, Ltd.	130,820	152,449
Strides Arcolab, Ltd.	10,655	195,617
Styrolution ABS India, Ltd.	189	2,158
Sun Pharma Advanced Research Company, Ltd. (I)	38,518	214,535
Sun Pharmaceutical Industries, Ltd.	369,806	4,913,538
Sun TV Network, Ltd.	91,584	471,125
Sundaram Finance, Ltd.	17,300	377,089
Sundram Fasteners, Ltd.	61,412	154,480
Suprajit Engineering, Ltd.	5,024	10,518
Supreme Industries, Ltd.	35,584	316,733
Swaraj Engines, Ltd.	3,065	41,249
Syndicate Bank	165,888	214,462
TAKE Solutions, Ltd.	13,870	25,243
Tamil Nadu Newsprint & Papers, Ltd.	37,939	109,322
Tata Chemicals, Ltd.	57,964	349,183
Tata Communications, Ltd. (I)	58,989	349,215
Tata Consultancy Services, Ltd.	223,209	8,637,278
Tata Elxsi, Ltd.	15,104	416,586
Tata Global Beverages, Ltd.	424,457	763,891
Tata Motors, Ltd. (I)	295,305	1,524,901
Tata Motors, Ltd., ADR (I)	56,012	1,418,224
Tata Power Company, Ltd.	866,462	794,717
Tata Sponge Iron, Ltd.	4,883	35,539
Tata Steel, Ltd.	322,120	1,090,388
Tata Teleservices Maharashtra, Ltd. (I)	545,887	53,267
Tech Mahindra, Ltd.	385,036	2,968,765
Techno Electric & Engineering Company, Ltd.	4,467	38,325
Texmaco Rail & Engineering, Ltd. (I)	14,361	25,172
The Great Eastern Shipping Company, Ltd.	80,733	444,571
The India Cements, Ltd. (I)	271,316	296,041
The Karnataka Bank, Ltd.	140,550	268,319
The Karur Vysya Bank, Ltd.	49,942	349,920
The Phoenix Mills, Ltd.	15,361	77,955
The Ramco Cements, Ltd.	66,242	323,651
The South Indian Bank, Ltd.	847,658	259,304
Thermax, Ltd.	21,037	297,141

26SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Tide Water Oil Company India, Ltd.	54	$12,993
Time Technoplast, Ltd.	105,115	84,632
Timken India, Ltd.	6,876	59,386
Titagarh Wagons, Ltd.	36,160	58,426
Titan Company, Ltd.	96,547	492,412
Torrent Pharmaceuticals, Ltd.	42,772	1,031,327
Torrent Power, Ltd.	105,066	244,865
Transport Corp. of India, Ltd.	22,613	88,992
Tree House Education And Accessories, Ltd. (I)	8,309	49,215
Trent, Ltd.	871	16,359
Triveni Turbine, Ltd.	75,426	130,520
TTK Prestige, Ltd.	1,611	95,312
Tube Investments of India, Ltd.	46,789	279,741
TV18 Broadcast, Ltd. (I)	444,964	216,814
TVS Motor Company, Ltd.	147,779	500,361
UCO Bank	198,438	133,659
Uflex, Ltd.	27,559	63,907
Ultratech Cement, Ltd.	12,839	556,966
Unichem Laboratories, Ltd.	15,334	61,734
Union Bank of India, Ltd.	180,959	481,213
Unitech, Ltd. (I)	1,334,364	123,515
United Breweries, Ltd.	52,726	679,326
United Spirits, Ltd. (I)	27,822	1,379,551
UPL, Ltd.	257,014	1,949,770
Usha Martin, Ltd. (I)	147,220	34,562
Uttam Galva Steels, Ltd. (I)	10,613	5,387
V-Guard Industries, Ltd.	7,855	105,800
VA Tech Wabag, Ltd.	21,621	225,072
Vakrangee, Ltd.	174,093	309,137
Vardhman Textiles, Ltd.	14,933	205,969
Vedanta, Ltd.	173,319	259,135
Vedanta, Ltd., ADR	203,956	1,244,132
Videocon Industries, Ltd.	88,580	189,650
Vijaya Bank	193,537	104,898
VIP Industries, Ltd.	96,200	115,877
Voltas, Ltd.	85,152	348,861
VST Industries, Ltd.	2,691	60,380
WABCO India, Ltd.	2,647	270,305
Welspun Corp, Ltd.	67,511	113,801
Welspun Enterprises, Ltd. (I)	1,343	13,552
Welspun India, Ltd.	19,641	226,522
Whirlpool of India, Ltd. (I)	2,377	24,292
Wipro, Ltd.	338,197	2,881,367
Wockhardt, Ltd.	15,794	316,970
Yes Bank, Ltd.	158,062	1,640,650
Zee Entertainment Enterprises, Ltd.	349,995	2,026,202
Zensar Technologies, Ltd.	11,341	142,153

SEE NOTES TO FINANCIAL STATEMENTS27

	Shares	Value
India (continued)
Zuari Agro Chemicals, Ltd.	9,847	$25,723
Zydus Wellness, Ltd.	8,264	108,798
Indonesia 2.9%		58,461,510
Ace Hardware Indonesia Tbk PT	7,373,800	312,405
Adaro Energy Tbk PT	16,689,200	705,825
Adhi Karya Persero Tbk PT	1,606,100	227,607
Agung Podomoro Land Tbk PT (I)	9,468,700	217,368
AKR Corporindo Tbk PT	523,100	226,235
Alam Sutera Realty Tbk PT	15,466,900	389,334
Aneka Tambang Persero Tbk PT (I)	5,185,000	184,766
Arwana Citramulia Tbk PT	2,819,300	95,208
Asahimas Flat Glass Tbk PT	113,500	44,397
Astra Agro Lestari Tbk PT	531,800	647,690
Astra Graphia Tbk PT	606,500	75,494
Astra International Tbk PT	4,552,000	1,917,416
Bakrie & Brothers Tbk PT (I)	129,839,261	462,061
Bakrie Sumatera Plantations Tbk PT (I)	17,913,000	63,747
Bakrie Telecom Tbk PT (I)	34,369,000	122,310
Bakrieland Development Tbk PT (I)	43,066,000	153,260
Bank Bukopin Tbk PT	4,561,266	220,800
Bank Central Asia Tbk PT	5,345,500	4,897,247
Bank Danamon Indonesia Tbk PT	2,900,771	730,027
Bank Mandiri Persero Tbk PT	3,776,446	2,443,758
Bank Negara Indonesia Persero Tbk PT	2,729,503	961,556
Bank Pan Indonesia Tbk PT (I)	7,576,100	578,726
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,604,300	177,937
Bank Permata Tbk PT	25,500	2,320
Bank Rakyat Indonesia Persero Tbk PT	8,334,400	6,309,785
Bank Tabungan Negara Persero Tbk PT	6,670,098	505,208
Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	47,730
Barito Pacific Tbk PT (I)	3,360,000	38,919
Bayan Resources Tbk PT (I)	98,000	56,958
Bekasi Fajar Industrial Estate Tbk PT	1,683,700	35,167
Benakat Petroleum Energy Tbk PT	3,785,000	18,874
Berau Coal Energy Tbk PT (I)	2,539,400	14,821
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
BISI International Tbk PT	1,070,100	77,247
Budi Starch & Sweetener Tbk PT (I)	2,039,000	11,025
Bumi Resources Minerals Tbk PT (I)	1,665,300	5,913
Bumi Resources Tbk PT (I)	31,738,030	112,884
Bumi Serpong Damai Tbk PT	6,770,500	773,561
Central Proteinaprima Tbk PT (I)	2,611,400	9,290
Charoen Pokphand Indonesia Tbk PT	4,271,320	567,989
Ciputra Development Tbk PT	13,858,500	856,057
Ciputra Property Tbk PT	2,817,100	73,170
Ciputra Surya Tbk PT	1,437,500	222,873
Citra Marga Nusaphala Persada Tbk PT (I)	1,912,560	234,683

28SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Darma Henwa Tbk PT (I)	20,860,500	$74,237
Delta Dunia Makmur Tbk PT (I)	6,032,500	25,023
Dharma Satya Nusantara Tbk PT	120,700	20,914
Eagle High Plantations Tbk PT	6,247,300	114,676
Elnusa Tbk PT	4,227,800	87,684
Energi Mega Persada Tbk PT (I)	40,739,638	162,521
Erajaya Swasembada Tbk PT	1,509,800	48,340
Eureka Prima Jakarta Tbk PT (I)	267,600	10,284
Exploitasi Energi Indonesia Tbk PT (I)	3,373,000	13,157
Express Transindo Utama Tbk PT (I)	1,573,900	83,025
Fajar Surya Wisesa Tbk PT	146,500	13,240
Gajah Tunggal Tbk PT	2,965,600	105,403
Garuda Indonesia Persero Tbk PT (I)	1,599,900	37,106
Global Mediacom Tbk PT	7,667,400	643,458
Golden Eagle Energy Tbk PT (I)	368,800	37,666
Gudang Garam Tbk PT	216,843	686,402
Hanson International Tbk PT (I)	9,472,100	485,359
Harum Energy Tbk PT (I)	1,287,400	85,677
Hexindo Adiperkasa Tbk PT	117,000	12,556
Holcim Indonesia Tbk PT	1,567,500	123,047
Indah Kiat Pulp & Paper Corp. Tbk PT	4,254,000	236,585
Indika Energy Tbk PT (I)	2,104,400	34,267
Indo Tambangraya Megah Tbk PT	450,900	301,137
Indocement Tunggal Prakarsa Tbk PT	637,700	889,504
Indofood CBP Sukses Makmur Tbk PT	226,500	205,438
Indofood Sukses Makmur Tbk PT	3,908,000	1,473,289
Indosat Tbk PT (I)	1,053,700	303,431
Inovisi Infracom Tbk PT (I)	671,012	5,588
Intiland Development Tbk PT	8,754,200	310,673
Japfa Comfeed Indonesia Tbk PT (I)	6,370,500	166,757
Jasa Marga Tbk PT	1,491,900	546,460
Kalbe Farma Tbk PT	10,794,000	1,286,306
Kawasan Industri Jababeka Tbk PT	18,294,966	257,098
Krakatau Steel Persero Tbk PT (I)	608,000	13,815
Lippo Cikarang Tbk PT (I)	614,900	309,590
Lippo Karawaci Tbk PT	15,448,925	1,178,081
Malindo Feedmill Tbk PT	928,800	76,303
Matahari Putra Prima Tbk PT	1,501,000	266,887
Mayora Indah Tbk PT	259,308	487,180
Medco Energi Internasional Tbk PT	2,330,400	204,449
Media Nusantara Citra Tbk PT	4,577,300	616,918
Metrodata Electronics Tbk PT	253,851	11,921
Mitra Adiperkasa Tbk PT (I)	773,800	220,173
MNC Investama Tbk PT	25,245,900	465,227
MNC Sky Vision Tbk PT (I)	451,800	48,224
Modern Internasional Tbk PT (I)	304,100	3,894
Modernland Realty Tbk PT	3,024,200	77,547

SEE NOTES TO FINANCIAL STATEMENTS29

	Shares	Value
Indonesia (continued)
Multipolar Corp. Tbk PT	7,890,500	$230,176
Nippon Indosari Corpindo Tbk PT	1,484,600	121,449
Nusantara Infrastructure Tbk PT (I)	12,628,600	143,736
Pabrik Kertas Tjiwi Kimia Tbk PT	642,000	29,264
Pakuwon Jati Tbk PT	25,768,300	698,681
Pan Brothers Tbk PT	2,798,100	105,528
Panin Financial Tbk PT (I)	21,480,100	397,208
Panin Sekuritas Tbk PT	22,500	5,842
Paninvest Tbk PT (I)	1,443,000	63,619
Pembangunan Perumahan Persero Tbk PT	2,761,200	649,111
Perusahaan Gas Negara Persero Tbk PT	4,704,900	932,332
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,855,400	372,956
Petrosea Tbk PT	243,000	6,614
Ramayana Lestari Sentosa Tbk PT	4,070,000	175,203
Resource Alam Indonesia Tbk PT (I)	392,500	19,243
Salim Ivomas Pratama Tbk PT	1,743,000	58,291
Samindo Resources Tbk PT	31,500	1,110
Sampoerna Agro Tbk PT	1,063,300	100,629
Samudera Indonesia Tbk PT	23,000	7,362
Sawit Sumbermas Sarana Tbk PT	982,700	112,949
Selamat Sempurna Tbk PT	1,127,500	387,783
Semen Baturaja Persero Tbk PT	1,308,400	24,487
Semen Indonesia Persero Tbk PT	2,541,800	1,670,764
Sentul City Tbk PT	39,341,400	171,178
Sigmagold Inti Perkasa Tbk PT (I)	375,500	12,026
Sinar Mas Multiartha Tbk PT	37,000	13,109
Sri Rejeki Isman Tbk PT	9,098,000	210,305
Sugih Energy Tbk PT (I)	12,804,400	358,958
Summarecon Agung Tbk PT	8,726,300	1,004,499
Surya Citra Media Tbk PT	2,750,200	533,853
Surya Semesta Internusa Tbk PT	3,996,600	197,448
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	940,300	390,803
Telekomunikasi Indonesia Persero Tbk PT	5,193,700	1,060,292
Telekomunikasi Indonesia Persero Tbk PT, ADR	73,618	2,960,180
Tempo Scan Pacific Tbk PT	242,800	27,962
Tiga Pilar Sejahtera Food Tbk	1,927,500	220,100
Timah Persero Tbk PT	3,809,680	163,700
Tiphone Mobile Indonesia Tbk PT	2,122,100	126,184
Total Bangun Persada Tbk PT	221,300	10,198
Tower Bersama Infrastructure Tbk PT (I)	1,400,600	714,604
Trias Sentosa Tbk PT	1,000,000	14,764
Trimegah Securities Tbk PT (I)	1,137,100	4,369
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	8,300
Tunas Baru Lampung Tbk PT	1,768,600	55,359
Tunas Ridean Tbk PT	872,500	31,663
Unilever Indonesia Tbk PT	672,100	1,899,525

30SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
United Tractors Tbk PT	1,164,500	$1,581,335
Vale Indonesia Tbk PT	3,074,500	338,542
Visi Media Asia Tbk PT (I)	5,490,600	164,050
Waskita Karya Persero Tbk PT	2,372,202	270,150
Wijaya Karya Persero Tbk PT	1,559,100	306,272
Wintermar Offshore Marine Tbk PT (I)	208,300	2,607
XL Axiata Tbk PT (I)	2,804,600	598,673
Luxembourg 0.0%		25,424
O'Key Group SA, GDR	12,712	25,424
Malaysia 4.1%		82,332,048
Adventa BHD (I)	25,200	5,627
Aeon Company BHD	535,000	354,151
AEON Credit Service M BHD	10,060	29,194
Affin Holdings BHD	678,790	369,208
AirAsia BHD	1,555,600	322,065
AirAsia X Bhd (I)	2,039,450	75,465
Alam Maritim Resources BHD (I)	503,700	51,791
Alliance Financial Group BHD	1,091,500	977,442
AMMB Holdings BHD	1,979,850	2,215,805
Amway Malaysia Holdings BHD	400	943
Ann Joo Resources BHD	234,300	41,281
APM Automotive Holdings BHD	115,500	110,520
Astro Malaysia Holdings BHD	958,800	661,888
Axiata Group BHD	1,525,091	2,231,024
Barakah Offshore Petroleum BHD	286,400	59,840
Batu Kawan BHD	29,600	121,604
Benalec Holdings BHD	518,300	67,829
Berjaya Assets BHD	388,400	74,504
Berjaya Auto BHD	147,400	75,308
Berjaya Corp. BHD	3,536,200	303,218
Berjaya Land BHD	846,900	137,131
Berjaya Sports Toto BHD	621,241	436,882
BIMB Holdings BHD	565,900	538,661
Bintulu Port Holdings BHD	300	485
Bonia, Corp. BHD	527,800	88,529
Boustead Holdings BHD	400,806	363,259
Boustead Plantations BHD	84,200	26,067
British American Tobacco Malaysia BHD	73,600	1,090,736
Bumi Armada BHD	1,787,400	364,953
Bursa Malaysia BHD	314,400	616,657
Cahya Mata Sarawak BHD	475,500	560,438
Carlsberg Brewery-Malay BHD	168,900	470,712
CB Industrial Product Holding BHD	356,440	146,877
CIMB Group Holdings BHD	1,380,106	1,643,316
Coastal Contracts BHD	272,666	124,645
CSC Steel Holdings BHD	234,900	50,831

SEE NOTES TO FINANCIAL STATEMENTS31

	Shares	Value
Malaysia (continued)
Cypark Resources BHD	129,400	$44,968
Daibochi Plastic & Packaging Industry BHD	9,100	9,113
Datasonic Group BHD	158,100	39,897
Daya Materials BHD (I)	1,450,200	34,577
Dayang Enterprise Holdings BHD	309,600	115,887
Dialog Group BHD	1,706,460	639,294
DiGi.Com BHD	1,400,080	1,744,483
DKSH Holdings Malaysia BHD	6,800	6,306
DRB-Hicom BHD	1,184,700	366,767
Dutch Lady Milk Industries BHD	9,900	110,566
Eastern & Oriental BHD	789,370	289,150
ECM Libra Financial Group BHD (I)	100,844	30,030
Eco World Development Group BHD (I)	62,600	20,147
Evergreen Fibreboard BHD (I)	388,400	165,549
Felda Global Ventures Holdings BHD	161,400	46,956
Fraser & Neave Holdings BHD	40,200	174,222
Gamuda BHD	706,700	730,892
Gas Malaysia BHD	83,900	40,971
GD Express Carrier BHD	48,200	9,921
Genting BHD	1,268,600	2,070,891
Genting Malaysia BHD	1,182,300	1,115,392
Genting Plantations BHD	103,500	243,141
Globetronics Technology BHD	249,080	340,961
Glomac BHD	345,600	60,705
Goldis BHD	314,063	163,728
Guinness Anchor BHD	133,500	410,640
GuocoLand Malaysia BHD	183,100	46,376
Hai-O Enterprise BHD	58,500	28,736
Hap Seng Consolidated BHD	795,000	1,031,769
Hap Seng Plantations Holdings BHD	205,300	99,222
Hartalega Holdings BHD	219,700	430,246
Hibiscus Petroleum BHD (I)	243,200	41,390
Hock Seng LEE BHD	188,092	73,539
Hong Leong Bank BHD	238,240	741,726
Hong Leong Financial Group BHD	252,900	840,156
Hong Leong Industries BHD	84,300	98,522
Hua Yang BHD	148,366	64,048
Hume Industries BHD	67,932	52,453
Hwang Capital Malaysia BHD	69,400	31,591
I-BHD	568,200	67,543
IHH Healthcare Bhd	370,900	515,932
IJM Corp. BHD	1,193,730	1,791,591
IJM Plantations BHD	183,300	135,426
Inari Amertron BHD	320,850	236,930
Insas BHD	488,074	73,208
IOI Corp. BHD	1,559,900	1,485,829
IOI Properties Group BHD	640,557	279,354

32SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Iris Corp. BHD (I)	1,485,500	$65,515
Iskandar Waterfront City BHD (I)	335,500	60,286
JAKS Resources BHD (I)	413,200	78,701
Jaya Tiasa Holdings BHD	403,105	106,459
JCY International BHD	623,800	95,151
K&N Kenanga Holdings BHD	312,317	42,727
Karambunai Corp. BHD (I)	1,224,300	14,321
Karex BHD	24,200	18,289
Keck Seng Malaysia BHD	287,150	312,476
Kian JOO CAN Factory BHD (I)	332,000	235,725
Kim Loong Resources BHD	37,800	20,786
Kimlun Corp. BHD	93,700	25,884
KLCCP Stapled Group	388,900	647,736
KNM Group BHD (I)	2,112,510	243,086
Kossan Rubber Industries BHD	341,100	560,750
KPJ Healthcare BHD	446,400	447,449
KSL Holdings BHD	594,622	203,051
Kuala Lumpur Kepong BHD	158,458	785,605
KUB Malaysia BHD (I)	384,800	27,498
Kulim Malaysia BHD	450,000	297,872
Kumpulan Europlus BHD (I)	192,200	35,224
Kumpulan Fima BHD	93,300	40,644
Kumpulan Perangsang Selangor BHD	251,200	70,162
Lafarge Malaysia BHD	341,500	756,853
Land & General BHD	1,002,200	87,947
Landmarks BHD (I)	325,700	72,532
LBS Bina Group BHD	210,000	65,006
Lingkaran Trans Kota Holdings BHD	57,400	66,693
Lion Industries Corp. BHD (I)	490,300	34,456
LPI Capital BHD	27,600	85,809
Magnum BHD	464,300	287,706
Mah Sing Group BHD	1,445,012	477,460
Malayan Banking BHD	2,121,809	4,426,922
Malayan Flour Mills BHD	278,800	80,287
Malaysia Airports Holdings BHD	548,688	563,916
Malaysia Building Society BHD	312,587	102,130
Malaysia Marine and Heavy Engineering Holdings BHD (I)	432,900	104,189
Malaysian Bulk Carriers BHD	408,700	81,211
Malaysian Pacific Industries BHD	73,138	115,196
Malaysian Resources Corp. BHD	1,189,400	242,308
Malton BHD	413,600	72,862
Matrix Concepts Holdings BHD	333,083	183,130
Maxis BHD	795,085	1,244,025
MBM Resources BHD	151,150	105,942
Media Chinese International, Ltd.	186,800	23,794
Media Prima BHD	1,039,380	259,830
Mega First Corp. BHD	185,400	90,177

SEE NOTES TO FINANCIAL STATEMENTS33

	Shares	Value
Malaysia (continued)
MISC BHD	380,650	$734,263
Mitrajaya Holdings BHD	41,100	9,101
MK Land Holdings BHD	623,400	47,617
MKH BHD	200,533	97,014
MMC Corp. BHD	1,199,700	482,235
MNRB Holdings BHD	55,100	42,288
MPHB Capital BHD (I)	145,400	47,825
Mudajaya Group BHD (I)	232,800	49,901
Muhibbah Engineering Malaysia BHD	352,700	156,153
Mulpha International BHD (I)	1,698,900	113,241
My EG Services BHD	557,600	345,875
Naim Holdings BHD	148,000	70,575
NCB Holdings BHD	29,600	30,427
Nestle Malaysia BHD	2,900	49,813
NTPM Holdings BHD	145,500	25,818
Oldtown BHD	360,400	115,767
Oriental Holdings BHD	352,620	571,590
OSK Holdings BHD	733,145	284,651
Padini Holdings BHD	592,600	193,270
Panasonic Manufacturing Malaysia BHD	10,900	56,589
Pantech Group Holdings BHD	271,084	33,242
Paramount Corp. BHD	163,400	58,795
Parkson Holdings BHD (I)	551,248	137,995
Perisai Petroleum Teknologi BHD (I)	1,262,600	86,922
PESTECH International BHD	23,200	29,100
Petronas Chemicals Group BHD	1,207,100	1,744,777
Petronas Dagangan BHD	130,300	658,508
Petronas Gas BHD	298,900	1,518,860
Pharmaniaga BHD	12,000	18,483
PJ Development Holdings BHD	297,900	109,756
POS Malaysia BHD	404,900	364,652
Power Root BHD	71,000	35,275
PPB Group BHD	288,000	1,051,670
Press Metal BHD	538,400	220,492
Prestariang BHD	136,800	56,663
Protasco BHD	289,400	103,351
Public Bank BHD	1,228,260	5,266,832
Puncak Niaga Holding BHD (I)	155,700	92,160
QL Resources BHD	404,200	371,386
RCE Capital BHD	491,550	43,301
RHB Capital BHD	445,779	687,692
Rimbunan Sawit BHD (I)	215,800	25,705
Salcon BHD	691,900	97,939
Sapurakencana Petroleum BHD	3,734,457	1,537,128
Sarawak Oil Palms BHD	110,400	98,316
Scientex BHD	125,400	206,029
Scomi Group BHD (I)	1,322,200	48,941

34SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Scomi Marine BHD (I)	699,300	$44,094
SEG International BHD	19,800	6,609
Selangor Dredging BHD	250,000	53,607
Selangor Properties BHD	18,300	20,075
Shangri-La Hotels Malaysia BHD	36,700	54,562
Shell Refining Company Federation of Malaya BHD (I)	73,000	85,219
SHL Consolidated BHD	113,500	83,493
Sime Darby BHD	958,401	1,702,266
SP Setia BHD	321,989	237,533
Star Media Group BHD	306,500	185,243
Sunway BHD	835,628	676,242
Sunway Construction Group BHD (I)	92,562	24,683
Supermax Corp. BHD	424,300	205,860
Suria Capital Holdings BHD	248,100	129,297
Syarikat Takaful Malaysia BHD	268,000	237,566
Symphony Life BHD	174,168	31,003
TA Ann Holdings BHD	277,840	214,953
TA Enterprise BHD	1,655,900	232,670
TA Global BHD	1,817,440	112,659
Talam Transform BHD (I)	2,215,600	31,358
Taliworks Corp. BHD	2,800	2,331
Tambun Indah Land BHD	225,800	74,038
Tan Chong Motor Holdings BHD	191,600	116,205
Tanjung Offshore BHD (I)	192,400	16,950
Tasek Corp. BHD	5,400	19,283
TDM BHD	883,695	113,539
Telekom Malaysia BHD	585,656	904,839
Tenaga Nasional BHD	1,257,600	3,354,474
TH Heavy Engineering BHD (I)	587,100	21,845
TH Plantations BHD	185,160	52,509
Time dotCom BHD	416,740	597,637
Tiong NAM Logistics Holdings	140,900	31,552
Top Glove Corp. BHD	441,800	815,660
Tropicana Corp. BHD (I)	482,491	102,381
TSH Resources BHD	398,100	165,867
Tune Ins Holdings BHD	271,000	84,575
Uchi Technologies BHD	134,300	46,327
UEM Edgenta BHD	264,100	197,246
UEM Sunrise BHD	1,474,366	296,405
UMW Holdings BHD	691,100	1,399,010
UMW Oil and Gas Corp. BHD	145,700	34,791
Unisem M BHD	640,620	270,291
United Malacca BHD	112,550	145,503
United Plantations BHD	26,800	166,188
United U-Li Corp. BHD	32,700	29,519
UOA Development BHD	436,900	197,100
Uzma BHD	121,700	49,842

SEE NOTES TO FINANCIAL STATEMENTS35

	Shares	Value
Malaysia (continued)
VS Industry BHD	161,697	$210,140
Wah Seong Corp. BHD	383,390	113,949
WCT Holdings BHD	1,070,345	300,785
Wellcall Holdings BHD	167,900	80,367
Westports Holdings Bhd	456,700	456,614
Wing Tai Malaysia BHD	396,750	127,711
WTK Holdings BHD	255,000	55,268
Yinson Holdings BHD	199,000	128,320
YNH Property BHD (I)	419,565	177,780
YTL Corp. BHD	5,961,958	2,215,564
YTL E-Solutions BHD	86,200	10,975
YTL Power International BHD	1,248,975	461,147
Zhulian Corp. BHD	71,300	25,141
Malta 0.2%		3,863,463
Brait SE (I)	350,774	3,835,772
Tiso Blackstar Group SE	32,132	27,691
Mexico 5.6%		111,725,707
Alfa SAB de CV, Class A	2,844,550	5,679,651
Alpek SA de CV	380,788	478,613
Alsea SAB de CV (L)	441,026	1,364,171
America Movil SAB de CV, Series L	9,527,383	8,718,929
America Movil SAB de CV, Series L, ADR (L)	265,130	4,851,879
Arca Continental SAB de CV	319,641	1,849,614
Axtel SAB de CV (I)	1,177,009	481,857
Banregio Grupo Financiero SAB de CV	243,003	1,284,846
Bio Pappel SAB de CV (I)	18,527	19,206
Bolsa Mexicana de Valores SAB de CV	374,494	573,584
Cemex SAB de CV (I)	746,963	585,222
Cemex SAB de CV, ADR (I)	548,740	4,313,096
Cia Minera Autlan SAB de CV, Series B (I)	60,050	35,366
Coca-Cola Femsa SAB de CV, ADR (L)	21,331	1,536,045
Coca-Cola Femsa SAB de CV, Series L	5,352	38,404
Consorcio ARA SAB de CV (I)	1,228,906	434,699
Controladora Comercial Mexicana SAB de CV	617,767	1,780,340
Corporacion GEO SAB de CV, Series B (I)	777,652	19
Corporacion Inmobiliaria Vesta SAB de CV	424,919	659,718
Dine SAB de CV (I)	103,700	60,826
El Puerto de Liverpool SAB de CV	55,669	666,352
Empresas ICA SAB de CV, ADR (I)(L)	231,841	370,946
Fomento Economico Mexicano SAB de CV	33,178	295,525
Fomento Economico Mexicano SAB de CV, ADR	61,904	5,511,313
Gantera SAB de CV	295,218	468,066
Genomma Lab Internacional SAB de CV, Class B (I)	686,456	561,647
Gruma SAB de CV, Class B	270,205	3,654,970
Grupo Aeromexico SAB de CV (I)(L)	200,247	304,426
Grupo Aeroportuario del Centro Norte SAB de CV (I)	144,802	752,534

36SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (I)	12,057	$503,862
Grupo Aeroportuario del Pacifico SAB de CV, ADR	43,267	3,618,852
Grupo Aeroportuario del Sureste SAB de CV, ADR	14,678	2,139,172
Grupo Bimbo SAB de CV, Series A (I)	865,591	2,238,095
Grupo Carso SAB de CV, Series A1	490,374	2,228,552
Grupo Cementos de Chihuahua SAB de CV	57,000	155,193
Grupo Comercial Chedraui SA de CV	195,986	490,324
Grupo Elektra SAB de CV (L)	50,624	874,450
Grupo Famsa SAB de CV, Class A (I)	376,108	227,361
Grupo Financiero Banorte SAB de CV, Series O	968,501	4,636,214
Grupo Financiero Inbursa SAB de CV, Series O	1,488,679	3,144,378
Grupo Financiero Interacciones SA de CV	83,771	480,833
Grupo Financiero Santander Mexico SAB de CV, Class B	877,358	1,373,190
Grupo Gigante SAB de CV (I)	168,900	416,494
Grupo Herdez SAB de CV	168,961	414,521
Grupo Industrial Maseca SAB de CV, Series B	2,600	3,609
Grupo Industrial Saltillo SAB de CV	100,600	190,269
Grupo KUO SAB de CV, Series B	206,101	289,888
Grupo Mexico SAB de CV, Series B	3,086,871	7,829,995
Grupo Pochteca SAB de CV (I)	20,836	16,586
Grupo Sanborns SAB de CV	359,826	559,302
Grupo Simec SAB de CV, Series B (I)	165,365	450,336
Grupo Sports World SAB de CV (I)	27,369	32,271
Grupo Televisa SAB	703,885	4,301,397
Grupo Televisa SAB, ADR	166,208	5,079,316
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	91,659	175,278
Industrias Bachoco SAB de CV, ADR	7,062	401,333
Industrias Bachoco SAB de CV, Series B	164,751	783,141
Industrias CH SAB de CV, Series B (I)	300,125	1,034,682
Industrias Penoles SAB de CV	61,306	874,214
Infraestructura Energetica Nova SAB de CV	195,687	869,993
Kimberly-Clark de Mexico SAB de CV	930,039	2,086,329
Maxcom Telecomunicaciones SAB de CV (I)	86,584	5,960
Megacable Holdings SAB de CV	189,748	709,805
Mexichem SAB de CV	924,854	2,366,971
Minera Frisco SAB de CV, Class A1 (I)	1,076,585	605,701
OHL Mexico SAB de CV (I)	608,150	814,252
Organizacion Cultiba SAB de CV	26,856	32,678
Organizacion Soriana SAB de CV, Series B (I)	1,540,362	3,008,305
Promotora y Operadora de Infraestructura SAB de CV (I)	122,227	1,305,247
Qualitas Controladora SAB de CV (I)	223,022	322,364
Rassini SAB de CV	5,950	21,902
TV Azteca SA de CV	686,013	98,543
Urbi Desarrollos Urbanos SAB de CV (I)	883,860	83,055
Vitro SAB de CV (I)	3,300	10,103
Wal-Mart de Mexico SAB de CV	2,939,207	7,089,527

SEE NOTES TO FINANCIAL STATEMENTS37

	Shares	Value
Netherlands 0.1%		$1,068,533
VimpelCom, Ltd., ADR	228,808	1,068,533
Peru 0.1%		2,730,055
Cementos Pacasmayo SAA, ADR	10,202	63,456
Compania de Minas Buenaventura SA, ADR	21,714	137,232
Credicorp, Ltd.	21,587	2,374,138
Grana y Montero SAA, ADR (L)	35,603	155,229
Philippines 1.8%		36,851,423
Aboitiz Equity Ventures, Inc.	901,660	1,061,677
Aboitiz Power Corp.	799,300	738,456
Alliance Global Group, Inc.	2,257,500	954,178
Alsons Consolidated Resources, Inc.	3,145	1,204
Alsons Consolidated Resources, Inc.	629,000	22,627
Atlas Consolidated Mining & Development (I)	664,800	64,917
Ayala Corp.	69,150	1,090,148
Ayala Land, Inc.	2,637,200	2,026,153
Bank of the Philippine Islands	351,235	635,206
BDO Unibank, Inc.	679,781	1,431,666
Belle Corp.	4,310,000	284,156
Bloomberry Resorts Corp.	890,800	133,337
Cebu Air, Inc.	314,980	601,972
China Banking Corp.	303,015	275,158
COL Financial Group, Inc.	10,000	3,349
Cosco Capital, Inc.	2,958,200	439,829
D&L Industries, Inc.	2,813,400	685,119
DMCI Holdings, Inc.	2,967,000	721,048
East West Banking Corp. (I)	55,200	24,560
EEI Corp.	297,300	52,936
Emperador, Inc.	253,800	46,376
Empire East Land Holdings, Inc. (I)	3,856,000	68,425
Energy Development Corp.	11,652,000	1,494,382
Filinvest Land, Inc.	15,263,750	585,181
First Gen Corp.	1,310,400	654,252
First Philippine Holdings Corp.	345,050	515,253
Globe Telecom, Inc.	20,010	1,099,099
GT Capital Holdings, Inc.	6,450	175,304
International Container Terminal Services, Inc.	470,290	932,752
JG Summit Holdings, Inc.	529,430	802,154
Jollibee Foods Corp.	283,920	1,162,310
Leisure & Resorts World Corp.	373,000	61,231
Lepanto Consolidated Mining Company, Class B (I)	7,724,363	33,692
Lopez Holdings Corp.	3,112,100	450,275
LT Group, Inc.	1,965,200	545,600
Manila Electric Company	91,530	555,865
Manila Water Company, Inc.	1,222,200	591,731
Megawide Construction Corp. (I)	31,770	4,010
Megaworld Corp.	12,818,600	1,184,007

38SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Philippines (continued)
Melco Crown Philippines Resorts Corp. (I)	168,600	$21,629
Metro Pacific Investments Corp.	9,962,400	1,064,518
Metropolitan Bank & Trust Company	155,364	277,987
Pepsi-Cola Products Philippines, Inc.	1,942,000	182,326
Petron Corp.	1,544,800	261,089
Philippine Long Distance Telephone Company	59,685	3,203,065
Philippine National Bank (I)	399,820	512,741
Philippine Stock Exchange, Inc.	20,064	128,692
Philweb Corp.	628,140	248,022
Puregold Price Club, Inc.	801,600	542,948
RFM Corp.	101,000	8,808
Rizal Commercial Banking Corp.	460,340	343,946
Robinsons Land Corp.	1,807,050	1,120,698
Robinsons Retail Holdings, Inc.	175,050	260,146
San Miguel Corp.	418,334	464,927
Security Bank Corp.	215,407	607,150
Semirara Mining And Power Corp.	246,360	675,011
SM Investments Corp.	48,010	900,466
SM Prime Holdings, Inc.	2,931,704	1,221,968
Top Frontier Investment Holdings, Inc. (I)	25,432	37,799
Trans-Asia Oil & Energy Development Corp.	377,000	14,736
Travellers International Hotel Group, Inc.	79,400	6,806
Union Bank of Philippines, Inc.	517,951	598,237
Universal Robina Corp.	297,420	1,231,893
Vista Land & Lifescapes, Inc.	5,662,600	706,220
Poland 2.0%		41,180,711
ABC Data SA	23,575	21,183
Action SA	5,661	54,028
Agora SA (I)	54,053	160,455
Alior Bank SA (I)	20,620	479,385
Amica Wronki SA	1,331	56,127
AmRest Holdings SE (I)	6,354	283,328
Apator SA	6,846	59,790
Asseco Poland SA	107,367	1,486,735
ATM SA	2,780	7,137
Bank Handlowy w Warszawie SA	19,232	445,848
Bank Millennium SA (I)	357,822	563,947
Bank Pekao SA	20,896	890,382
Bank Zachodni WBK SA (I)	13,524	1,083,959
Bioton SA (I)	63,938	157,148
Boryszew SA	152,807	235,631
Budimex SA	14,056	728,964
CCC SA (L)	16,130	729,599
CD Projekt SA (I)(L)	44,806	288,756
Ciech SA (I)	58,282	1,116,959
ComArch SA (I)	2,909	98,977
Cyfrowy Polsat SA (I)	76,980	461,102

SEE NOTES TO FINANCIAL STATEMENTS39

	Shares	Value
Poland (continued)
Emperia Holding SA	9,026	$164,871
Enea SA	149,136	560,027
Energa SA	62,040	320,856
Eurocash SA	77,844	856,521
Fabryki Mebli Forte SA	22,522	332,809
Famur SA (I)	29,897	13,578
Firma Oponiarska Debica SA	4,886	102,150
Getin Holding SA (I)(L)	301,321	123,640
Getin Noble Bank SA (I)(L)	780,891	181,601
Grupa Azoty SA (I)	22,057	524,893
Grupa Kety SA	16,625	1,332,268
Grupa Lotos SA (I)	127,443	1,009,693
Hawe SA (I)(L)	95,254	19,689
Impexmetal SA (I)	97,051	68,822
ING Bank Slaski SA	10,257	345,085
Integer.pl SA (I)	797	26,090
Inter Cars SA	1,264	78,359
Jastrzebska Spolka Weglowa SA (I)	22,070	71,497
KGHM Polska Miedz SA	152,265	3,156,607
Kopex SA	44,093	71,756
Kruk SA	2,406	111,247
LC Corp. SA (I)	298,224	143,597
LPP SA (L)	500	1,032,014
Lubelski Wegiel Bogdanka SA (L)	36,858	457,191
mBank (I)	6,858	662,560
MCI Management SA (I)	26,839	81,680
Midas SA (I)	191,007	30,310
Netia SA	393,934	571,289
Neuca SA	1,844	160,672
Orange Polska SA	525,786	989,301
Orbis SA	52,200	860,567
Pelion SA	9,437	162,648
Pfleiderer Grajewo SA (I)	6,153	39,615
PGE Polska Grupa Energetyczna SA	556,392	2,301,025
Polnord SA (I)	21,527	55,285
Polski Koncern Miesny Duda SA (I)	2,108	3,479
Polski Koncern Naftowy Orlen SA (L)	240,291	4,698,815
Polskie Gornictwo Naftowe i Gazownictwo SA	959,031	1,724,832
Powszechna Kasa Oszczednosci Bank Polski SA	355,162	2,794,856
Powszechny Zaklad Ubezpieczen SA	23,097	2,635,247
Quercus TFI SA (I)	1,202	1,864
Rafako SA (I)	15,011	27,597
Sygnity SA (I)	20,049	47,981
Synthos SA	521,082	544,681
Tauron Polska Energia SA	1,038,617	962,827
Trakcja SA (I)(L)	27,774	65,452
TVN SA	172,965	896,312

40SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Poland (continued)
Vistula Group SA (I)	21,896	$15,605
Warsaw Stock Exchange	23,922	279,961
Wawel SA	80	28,021
Zespol Elektrowni Patnow Adamow Konin SA	5,285	23,928
Russia 1.1%		22,535,729
Gazprom OAO, ADR	789,937	3,542,120
Lukoil OAO, ADR	109,061	4,124,499
Magnitogorsk Iron & Steel Works OJSC, GDR	104,474	423,518
Mail.Ru Group, Ltd., GDR (I)	11,226	206,297
Mechel, ADR (I)(L)	68,156	77,698
MegaFon OAO, GDR	23,617	303,394
MMC Norilsk Nickel OJSC, ADR (I)	109,481	1,722,775
Novatek OAO, ADR	6,871	655,240
Novolipetsk Steel OJSC, GDR	31,812	378,910
PhosAgro OAO, GDR	26,586	371,547
PIK Group, GDR	101,350	285,996
Rosneft OAO, GDR	292,775	1,107,791
Rostelecom OJSC, ADR	31,462	226,575
RusHydro JSC, ADR	465,854	387,121
Sberbank of Russia, ADR	686,712	3,283,736
Severstal OAO, GDR	78,997	838,410
Tatneft OAO, ADR	62,485	1,763,625
TMK OAO, GDR	29,098	101,219
Uralkali OJSC, GDR (I)	77,337	1,183,045
VTB Bank OJSC, GDR (I)	347,231	716,066
X5 Retail Group NV, GDR (I)	51,315	836,147
Singapore 0.0%		77,579
Technovator International, Ltd. (I)	140,000	77,579
South Africa 9.3%		186,401,489
Adcock Ingram Holdings, Ltd. (I)	143,955	551,475
Adcorp Holdings, Ltd.	85,780	188,538
Advtech, Ltd.	233,736	215,665
AECI, Ltd.	182,131	1,337,351
African Bank Investments, Ltd. (I)	878,658	20,542
African Oxygen, Ltd.	26,369	25,240
African Rainbow Minerals, Ltd. (L)	79,703	425,655
Allied Electronics Corp., Ltd., A Shares	86,256	50,667
Anglo American Platinum, Ltd. (I)	27,429	663,663
AngloGold Ashanti, Ltd. (I)	39,933	323,721
AngloGold Ashanti, Ltd., ADR (I)	453,722	3,684,223
ArcelorMittal South Africa, Ltd. (I)(L)	240,520	181,553
Aspen Pharmacare Holdings, Ltd. (I)	155,107	3,998,529
Assore, Ltd. (L)	17,794	115,179
Astral Foods, Ltd.	50,555	679,999
Aveng, Ltd. (I)	614,766	222,015

SEE NOTES TO FINANCIAL STATEMENTS41

	Shares	Value
South Africa (continued)
AVI, Ltd.	401,366	$2,451,251
Barclays Africa Group, Ltd. (L)	233,859	3,066,623
Barloworld, Ltd.	348,438	2,235,461
Bidvest Group, Ltd.	221,636	5,328,742
Blue Label Telecoms, Ltd.	174,483	133,541
Capitec Bank Holdings, Ltd.	42,330	1,541,072
Cashbuild, Ltd.	23,030	543,120
Caxton & CTP Publishers & Printers, Ltd.	238,172	366,956
City Lodge Hotels, Ltd.	36,762	393,060
Clicks Group, Ltd.	285,898	1,971,488
Clover Industries, Ltd.	59,801	78,635
Consolidated Infrastructure Group, Ltd. (I)	12,412	30,574
Coronation Fund Managers, Ltd.	215,758	1,202,314
DataTec, Ltd.	311,804	1,764,240
Discovery, Ltd.	211,233	2,133,616
Distell Group, Ltd.	17,941	226,104
Distribution and Warehousing Network, Ltd.	10,512	4,780
DRDGOLD, Ltd.	375,211	50,538
EOH Holdings, Ltd.	99,559	1,188,628
Eqstra Holdings, Ltd. (I)	292,995	62,386
Exxaro Resources, Ltd. (L)	113,815	581,922
Famous Brands, Ltd. (L)	70,039	725,369
FirstRand, Ltd. (L)	1,809,281	7,219,236
Gold Fields, Ltd.	28,109	90,298
Gold Fields, Ltd., ADR (L)	948,209	3,062,715
Grand Parade Investments, Ltd. (L)	206,978	86,045
Grindrod, Ltd. (L)	628,659	672,849
Group Five, Ltd.	169,328	284,242
Growthpoint Properties, Ltd.	256,607	506,219
Harmony Gold Mining Company, Ltd., ADR (I)(L)	365,804	337,527
Hudaco Industries, Ltd.	19,872	168,922
Hulamin, Ltd.	227,519	82,223
Iliad Africa, Ltd.	108,290	79,012
Illovo Sugar, Ltd. (I)	277,088	310,609
Impala Platinum Holdings, Ltd. (I)	362,601	1,357,365
Imperial Holdings, Ltd.	227,279	3,161,595
Investec, Ltd.	127,532	1,037,288
Invicta Holdings, Ltd.	765	3,223
JSE, Ltd.	67,868	703,899
KAP Industrial Holdings, Ltd.	119,524	57,188
Kumba Iron Ore, Ltd. (L)	44,886	305,292
Lewis Group, Ltd. (L)	153,666	723,899
Liberty Holdings, Ltd.	162,003	1,570,456
Life Healthcare Group Holdings, Ltd.	838,478	2,407,323
Massmart Holdings, Ltd.	130,630	1,128,849
Mediclinic International, Ltd.	267,374	2,147,879
Merafe Resources, Ltd.	2,084,710	128,204

42SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
Metair Investments, Ltd.	156,701	$388,185
MMI Holdings, Ltd.	1,153,444	2,442,823
Mondi, Ltd.	138,542	3,210,068
Mpact, Ltd.	298,694	1,077,292
Mr. Price Group, Ltd.	183,868	3,305,320
MTN Group, Ltd. (L)	1,430,179	19,082,871
Murray & Roberts Holdings, Ltd.	468,406	442,994
Mustek, Ltd.	29,272	19,849
Nampak, Ltd.	556,163	1,293,584
Naspers, Ltd.	74,741	9,675,123
Nedbank Group, Ltd. (L)	160,661	2,859,796
Netcare, Ltd.	1,121,376	3,368,180
Northam Platinum, Ltd. (I)	267,490	759,098
Nu-World Holdings, Ltd.	9,429	19,869
Oceana Group, Ltd.	42,615	311,010
Omnia Holdings, Ltd.	80,853	1,006,945
Peregrine Holdings, Ltd.	223,799	489,555
Petmin, Ltd.	283,328	26,990
Pick n Pay Stores, Ltd.	276,525	1,305,178
Pinnacle Holdings, Ltd. (I)	135,354	122,208
Pioneer Foods, Ltd.	75,515	1,132,142
PPC, Ltd. (L)	549,435	899,206
PSG Group, Ltd.	70,034	1,047,062
Quantum Foods Holdings (I)	64,921	15,580
Raubex Group, Ltd.	172,178	228,930
RCL Foods, Ltd.	10,269	11,973
Reunert, Ltd.	186,446	902,955
Royal Bafokeng Platinum, Ltd. (I)	10,865	27,054
Sanlam, Ltd.	1,002,252	4,822,461
Santam, Ltd.	21,833	351,343
Sappi, Ltd. (I)	495,493	1,587,166
Sappi, Ltd., ADR (I)	384,521	1,242,003
Sasol, Ltd. (L)	295,861	9,567,747
Sasol, Ltd., ADR	113,719	3,725,434
Shoprite Holdings, Ltd.	332,795	4,074,896
Sibanye Gold, Ltd.	58,110	66,839
Sibanye Gold, Ltd., ADR (L)	187,529	892,638
Spur Corp., Ltd.	52,155	137,787
Standard Bank Group, Ltd.	530,558	5,844,159
Stefanutti Stocks Holdings, Ltd. (I)	55,487	18,359
Steinhoff International Holdings, Ltd.	1,569,719	9,401,987
Sun International, Ltd.	143,887	1,124,635
Super Group, Ltd. (I)	525,989	1,310,149
Telkom SA, Ltd.	391,244	1,872,516
The Foschini Group, Ltd.	193,150	2,182,096
The SPAR Group, Ltd.	181,177	2,595,021
Tiger Brands, Ltd.	94,527	2,135,876

SEE NOTES TO FINANCIAL STATEMENTS43

	Shares	Value
South Africa (continued)
Tiger Wheels, Ltd. (I)	14,267	$0
Tongaat Hulett, Ltd.	102,122	883,067
Trencor, Ltd.	208,864	849,116
Truworths International, Ltd.	391,810	2,595,947
Tsogo Sun Holdings, Ltd.	535,219	945,209
Vodacom Group, Ltd.	175,202	1,866,536
Wilson Bayly Holmes-Ovcon, Ltd.	61,425	439,837
Woolworths Holdings, Ltd.	497,807	3,735,076
Zeder Investments, Ltd.	451,653	264,957
South Korea 15.4%		310,275,282
Able C&C Company, Ltd. (L)	2,673	66,148
Advanced Nano Products Company, Ltd.	1,221	40,884
Advanced Process Systems Corp. (I)	10,108	64,763
Aekyung Petrochemical Company, Ltd.	1,668	85,230
AfreecaTV Company, Ltd. (L)	7,394	186,917
Agabang&Company (I)	10,212	97,024
AJ Rent A Car Company, Ltd. (I)(L)	9,408	103,279
AK Holdings, Inc. (L)	3,300	237,125
ALUKO Company, Ltd. (I)	11,100	60,786
AMOREPACIFIC Corp.	11,500	3,678,477
AMOREPACIFIC Group	10,338	1,502,450
Amotech Company, Ltd. (I)	2,147	29,823
Anam Electronics Company, Ltd. (I)	24,159	20,815
Anapass, Inc.	7,670	65,504
Asia Cement Company, Ltd.	155	14,002
ASIA Holdings Company, Ltd.	1,243	130,270
Asia Paper Manufacturing Company, Ltd.	3,412	56,434
Asiana Airlines, Inc. (I)	84,180	359,914
AtlasBX Company, Ltd.	5,379	175,970
AUK Corp. (I)	34,850	66,563
Autech Corp.	9,157	39,123
Avaco Company, Ltd.	3,479	10,498
Baiksan Company, Ltd. (L)	10,760	36,353
BH Company, Ltd. (I)	13,457	62,979
BHI Company, Ltd. (I)(L)	3,795	12,600
Binggrae Company, Ltd.	3,758	229,322
Bioland, Ltd.	4,037	91,480
Bluecom Company, Ltd.	7,710	97,814
BNK Financial Group, Inc.	199,072	2,341,076
Boryung Pharmaceutical Company, Ltd.	2,496	129,486
Bukwang Pharmaceutical Company, Ltd.	10,374	215,446
Byucksan Corp.	17,500	142,654
CammSys Corp. (I)(L)	17,736	25,117
Capro Corp. (I)(L)	28,435	64,454
Cell Biotech Company, Ltd.	2,474	114,757
Celltrion Pharm, Inc. (I)(L)	7,275	84,609
Celltrion, Inc. (I)(L)	16,214	970,493

44SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Chadiostech Company, Ltd. (I)	5,824	$13,604
Cheil Worldwide, Inc. (I)	31,604	464,639
Chemtronics Company, Ltd. (I)(L)	7,365	40,855
Chin Hung International, Inc. (I)	12,541	27,432
Chinyang Holdings Corp.	8,006	26,462
Chong Kun Dang Pharm Corp.	2,433	172,787
Chong Kun Dang Pharmaceutical Corp.	3,286	198,693
Choong Ang Vaccine Laboratory	2,218	27,618
Chosun Refractories Company, Ltd.	1,489	116,944
CJ CGV Company, Ltd.	7,802	751,454
CJ CheilJedang Corp.	6,095	2,024,358
CJ Corp.	7,575	1,840,423
CJ E&M Corp. (I)	11,099	774,531
CJ Freshway Corp.	1,744	132,653
CJ Korea Express Company, Ltd. (I)	2,551	383,790
CJ O Shopping Company, Ltd.	2,587	435,490
CJ Seafood Corp. (I)	15,980	57,795
CKD Bio Corp.	1,890	32,942
Com2uS Corp. (I)(L)	5,400	482,885
Cosmax BTI, Inc.	1,689	127,578
Cosmax, Inc.	3,537	646,960
CosmoAM&T Company, Ltd. (I)	5,021	10,761
Cosmochemical Company, Ltd. (I)	3,900	16,302
Coway Company, Ltd.	27,988	1,996,568
Credu Corp.	751	37,743
Crown Confectionery Company, Ltd.	555	350,390
D.I. Corp	12,958	91,731
Dae Dong Industrial Company, Ltd.	6,828	57,521
Dae Han Flour Mills Company, Ltd.	1,190	212,672
Dae Hwa Pharmaceutical Company, Ltd.	5,629	143,779
Dae Hyun Company, Ltd.	10,081	19,882
Dae Won Chemical Company, Ltd. (I)	9,868	33,356
Dae Won Kang Up Company, Ltd.	22,407	89,104
Dae-Il Corp. (I)	20,210	155,156
Daea TI Company, Ltd. (I)	33,299	39,664
Daechang Company, Ltd. (I)	85,529	60,965
Daeduck Electronics Company	34,869	214,832
Daeduck GDS Company, Ltd.	18,850	142,674
Daegu Department Store	7,610	90,330
Daehan Steel Company, Ltd.	15,177	134,882
Daekyo Company, Ltd.	18,270	146,716
Daekyung Machinery & Engineering Company, Ltd. (I)	29,000	42,525
Daelim Industrial Company, Ltd.	19,802	1,125,575
Daesang Corp.	14,640	389,606
Daesang Holdings Company, Ltd.	17,983	376,087
Daesung Holdings Company, Ltd.	6,326	65,981
Daesung Industrial Company, Ltd. (I)	1,222	3,993

SEE NOTES TO FINANCIAL STATEMENTS45

	Shares	Value
South Korea (continued)
Daewon Cable Company, Ltd. (I)	9,500	$18,298
Daewon Pharmaceutical Company, Ltd.	8,461	168,259
Daewon San Up Company, Ltd.	1,510	8,171
Daewoo Engineering & Construction Company, Ltd. (I)	65,131	350,931
Daewoo International Corp.	25,968	478,453
Daewoo Securities Company, Ltd.	50,329	526,857
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (L)	67,754	384,973
Daewoong Pharmaceutical Company, Ltd.	2,863	182,975
Daihan Pharmaceutical Company, Ltd.	1,745	32,897
Daishin Securities Company, Ltd.	45,940	397,647
Daou Data Corp.	5,479	81,821
Daou Technology, Inc.	32,570	822,015
Dasan Networks, Inc. (I)(L)	12,692	61,270
Daum Communications Corp.	4,245	483,835
Dawonsys Company, Ltd.	2,412	71,131
Dayou Automotive Seat Technology Company, Ltd.	51,034	84,491
Deutsch Motors, Inc. (I)(L)	4,973	16,941
DGB Financial Group, Inc.	160,720	1,412,331
DHP Korea Company, Ltd	3,519	33,427
Digital Chosun Company, Ltd.	10,179	35,691
Digital Power Communications Company, Ltd.	14,000	59,944
Display Tech Company, Ltd.	3,147	12,275
DK UIL Company, Ltd.	1,250	10,558
DNF Company, Ltd. (I)	2,016	39,675
Dong Ah Tire & Rubber Company, Ltd.	8,382	183,484
Dong-A Pharmaceutical Company, Ltd.	1,196	165,375
Dong-Ah Geological Engineering Company, Ltd.	2,970	19,467
Dong-Il Corp.	2,288	133,441
Dongaone Company, Ltd. (I)	9,970	22,493
Dongbang Transport Logistics Company, Ltd.	9,310	18,720
Dongbu HiTek Company, Ltd. (I)(L)	18,890	248,368
Dongbu Insurance Company, Ltd.	38,408	1,727,101
Dongbu Securities Company, Ltd.	37,619	143,537
Dongbu Steel Company, Ltd. (I)(L)	10,268	30,685
Dongil Industries Company, Ltd.	1,652	97,446
Dongjin Semichem Company, Ltd.	20,619	100,187
Dongkook Industrial Company, Ltd. (I)	5,390	11,097
Dongkook Pharmaceutical Company, Ltd.	1,970	81,792
Dongkuk Industries Company, Ltd.	3,639	10,149
Dongkuk Steel Mill Company, Ltd. (I)(L)	63,906	320,602
Dongkuk Structures & Construction Company, Ltd. (L)	17,849	50,558
Dongsuh Company, Inc.	5,085	192,529
Dongsung Chemical Company, Ltd. (L)	1,620	29,726
Dongsung Holdings Company, Ltd.	13,020	70,393
Dongsung Pharmaceutical Company, Ltd. (I)(L)	8,820	36,826
Dongwha Enterprise Company, Ltd. (I)	710	27,275
Dongwha Pharmaceutical Company, Ltd.	10,692	64,121

46SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Dongwon F&B Company, Ltd.	965	$350,840
Dongwon Industries Company, Ltd.	903	264,016
Dongwon Systems Corp.	605	48,822
Dongyang E&P, Inc.	815	7,781
Doosan Corp.	7,036	612,643
Doosan Engine Company, Ltd. (I)	18,930	73,309
Doosan Engineering & Construction Company, Ltd. (L)	3,741	24,213
Doosan Heavy Industries and Construction Company, Ltd.	54,704	851,517
Doosan Infracore Company, Ltd. (I)	127,391	718,906
DRB Holding Company, Ltd.	8,523	101,509
Duk San Neolux Company, Ltd. (I)	1,612	22,820
Duksan Hi-Metal Company, Ltd. (I)	7,165	46,284
DuzonBlzon Company, Ltd.	16,734	315,103
DY Corp.	17,656	85,222
DY Power Corp. (I)	9,452	65,588
e Tec E&C, Ltd.	271	39,774
e-LITECOM Company, Ltd.	8,444	145,928
E-Mart Company, Ltd.	7,373	1,424,218
E1 Corp.	2,450	140,170
Eagon Industries Company, Ltd.	4,424	66,598
Easy Bio, Inc. (L)	33,515	202,750
Ecopro Company, Ltd. (I)	6,273	39,032
EG Corp.	2,045	23,003
ELK Corp. (I)	18,042	53,802
ENF Technology Company, Ltd.	4,942	89,010
Eo Technics Company, Ltd.	7,203	657,553
Eugene Corp.	34,119	144,469
Eugene Investment & Securities Company, Ltd. (I)	107,259	267,576
Eugene Technology Company, Ltd.	6,270	68,921
Eusu Holdings Company, Ltd. (I)	6,472	50,904
EVERDIGM Corp.	7,886	91,149
Fila Korea, Ltd.	5,725	508,077
Flexcom, Inc. (I)(L)	6,630	13,034
Foosung Company, Ltd. (I)	13,588	43,596
Fursys, Inc.	2,060	59,900
Gaon Cable Company, Ltd.	3,002	52,517
Genic Company, Ltd. (I)(L)	2,439	66,832
GIIR, Inc.	3,590	26,819
Global & Yuasa Battery Company, Ltd.	6,600	219,425
Global Display Company, Ltd.	13,135	45,288
GNCO Company, Ltd. (I)(L)	22,159	22,843
Golfzon Company, Ltd. (I)	2,376	186,427
Golfzon Company, Ltd.	11,575	91,816
Grand Korea Leisure Company, Ltd. (L)	24,050	636,124
Green Cross Corp.	1,966	326,553
Green Cross Holdings Corp.	9,616	351,587
GS Engineering & Construction Corp. (I)	35,043	721,556

SEE NOTES TO FINANCIAL STATEMENTS47

	Shares	Value
South Korea (continued)
GS Global Corp.	12,780	$67,992
GS Holdings Corp.	36,079	1,420,198
GS Home Shopping, Inc.	1,841	311,096
GS Retail Company, Ltd.	12,679	715,990
Gwangju Shinsegae Company, Ltd.	185	48,877
Halla Corp. (I)(L)	18,491	60,393
Halla Holdings Corp.	7,370	313,617
Han Kuk Carbon Company, Ltd.	18,841	96,646
Hana Financial Group, Inc.	117,333	2,696,647
Hana Micron, Inc.	18,060	97,701
Hana Tour Service, Inc.	7,543	1,003,424
Hancom, Inc.	8,448	183,049
Handok, Inc.	171	3,730
Handsome Company, Ltd.	7,780	257,165
Hanil Cement Company, Ltd.	2,336	255,819
Hanjin Heavy Industries & Construction Company, Ltd. (I)(L)	78,985	266,228
Hanjin Heavy Industries & Construction Holdings Company, Ltd.	15,878	88,712
Hanjin Kal Corp.	20,501	424,236
Hanjin P&C Company, Ltd. (I)	14,656	30,439
Hanjin Shipping Company, Ltd. (I)	25,644	119,401
Hanjin Transportation Company, Ltd.	7,399	300,076
Hankook Shell Oil Company, Ltd.	630	254,692
Hankook Tire Company, Ltd.	58,464	1,825,199
Hankuk Glass Industries, Inc.	1,820	40,026
Hankuk Paper Manufacturing Company, Ltd.	2,917	89,661
Hanmi Pharm Company, Ltd. (I)	1,042	378,073
Hanmi Science Company, Ltd. (I)	2,351	313,090
Hanmi Semiconductor Company, Ltd.	5,806	48,741
Hanon Systems (L)	20,533	631,390
Hansae Company, Ltd.	14,611	776,215
Hansae Yes24 Holdings Company, Ltd.	10,079	251,731
Hanshin Construction Company, Ltd. (I)	1,870	34,775
Hansol Chemical Company, Ltd.	4,964	331,671
Hansol Holdings Company, Ltd. (I)	30,646	197,438
Hansol HomeDeco Company, Ltd. (I)(L)	52,659	67,442
Hansol Logistics Company, Ltd.	7,427	28,389
Hansol Paper Company, Ltd. (I)	15,541	259,515
Hansol Technics Company, Ltd. (I)	7,411	131,178
Hanssem Company, Ltd.	5,722	1,539,779
Hanwha Chemical Corp.	75,328	1,155,554
Hanwha Corp.	41,657	1,482,882
Hanwha General Insurance Company, Ltd. (I)	30,605	184,394
Hanwha Investment & Securities Company, Ltd.	68,711	281,628
Hanwha Life Insurance Company, Ltd.	113,900	765,577
Hanwha Techwin Company, Ltd. (I)	18,381	485,947
Hanwha Timeworld Company, Ltd.	1,550	166,879
Hanyang Eng Company, Ltd.	11,666	89,251

48SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Hanyang Securities Company, Ltd.	9,980	$69,817
Harim Company, Ltd. (I)	8,646	29,554
Harim Holdings Company, Ltd. (I)	17,498	73,310
Heung-A Shipping Company, Ltd.	43,938	79,821
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	11,596
High Tech Pharm Company, Ltd.	2,280	27,288
Hite Jinro Company, Ltd.	17,263	322,417
Hitejinro Holdings Company, Ltd.	10,694	131,453
HMC Investment Securities Company, Ltd.	18,371	161,297
Hotel Shilla Company, Ltd. (L)	17,510	1,783,472
HS Industries Company, Ltd. (I)	4,197	22,643
HS R&A Company, Ltd. (L)	5,860	217,719
Huchems Fine Chemical Corp.	14,200	234,739
Humax Company, Ltd.	18,729	292,065
Huons Company, Ltd. (L)	4,588	409,271
Husteel Company, Ltd.	2,237	32,445
Huvis Corp.	10,575	75,139
Hwa Shin Company, Ltd.	18,268	89,734
Hwacheon Machine Tool Company, Ltd.	730	40,542
HwaSung Industrial Company, Ltd.	2,511	39,348
Hy-Lok Corp.	6,115	176,413
Hyosung Corp.	23,949	2,589,810
Hyundai BNG Steel Company, Ltd.	8,640	75,866
Hyundai Corp.	5,553	153,307
Hyundai Department Store Company, Ltd.	11,451	1,456,758
Hyundai Development Company	12,544	634,459
Hyundai Elevator Company, Ltd. (I)	6,027	337,218
Hyundai Engineering & Construction Company, Ltd.	50,535	1,418,289
Hyundai Engineering Plastics Company, Ltd.	14,370	112,219
Hyundai Glovis Company, Ltd.	8,186	1,189,510
Hyundai Greenfood Company, Ltd.	16,141	372,277
Hyundai Heavy Industries Company, Ltd. (I)(L)	16,570	1,282,411
Hyundai Home Shopping Network Corp.	3,804	413,016
Hyundai Hy Communications & Networks Company, Ltd.	23,276	73,659
Hyundai Livart Company, Ltd.	5,269	256,851
Hyundai Marine & Fire Insurance Company, Ltd.	48,812	1,154,631
Hyundai Merchant Marine Company, Ltd. (I)	15,393	110,676
Hyundai Mipo Dockyard Company, Ltd. (I)(L)	5,635	256,620
Hyundai Mobis Company, Ltd.	24,682	4,306,869
Hyundai Motor Company	57,017	7,175,796
Hyundai Rotem Company, Ltd. (I)(L)	10,297	149,123
Hyundai Securities Company, Ltd.	108,199	672,496
Hyundai Steel Company	37,925	1,694,165
Hyundai Wia Corp.	10,992	970,982
Hyunjin Materials Company, Ltd. (I)	2,582	2,743
i-SENS, Inc. (I)	1,814	85,385
ICD Company, Ltd.	10,567	49,334

SEE NOTES TO FINANCIAL STATEMENTS49

	Shares	Value
South Korea (continued)
Il Dong Pharmaceutical Company, Ltd.	2,506	$54,583
Iljin Display Company, Ltd. (L)	8,100	48,828
Iljin Electric Company, Ltd.	23,940	111,265
Iljin Holdings Company, Ltd. (L)	17,681	201,016
Iljin Materials Company, Ltd. (I)(L)	7,574	39,253
Ilshin Spinning Company, Ltd.	1,370	238,010
Ilsung Pharmaceutical Company, Ltd.	768	71,005
IM Company, Ltd. (I)	6,464	15,673
iMarketKorea, Inc.	8,940	240,987
InBody Company, Ltd.	4,079	148,321
Industrial Bank of Korea	113,185	1,262,169
Infraware, Inc. (I)(L)	11,671	39,518
InkTec Company, Ltd. (I)(L)	3,756	19,688
Innochips Technology, Inc.	5,203	48,874
InnoWireless, Inc. (I)	2,748	24,516
Innox Corp. (I)	10,675	107,920
Insun ENT Company, Ltd. (I)	8,352	37,983
Intelligent Digital Integrated Securities Company, Ltd.	2,466	37,807
Interflex Company, Ltd. (I)(L)	10,884	100,664
Interojo Company, Ltd.	2,789	93,822
Interpark Corp.	27,330	307,102
INTOPS Company, Ltd.	6,601	95,379
Inzi Controls Company, Ltd.	9,850	40,051
Iones Company, Ltd.	3,531	67,491
IS Dongseo Company, Ltd.	7,865	413,999
ISU Chemical Company, Ltd. (L)	13,580	106,655
IsuPetasys Company, Ltd.	32,560	151,537
Jahwa Electronics Company, Ltd.	15,126	134,184
JB Financial Group Company, Ltd.	101,552	547,539
Jcontentree Corp. (I)	45,716	206,318
Jeil Pharmaceutical Company	2,607	48,208
Jeil Savings Bank (I)	1,850	47
Jinro Distillers Company, Ltd.	1,165	39,870
Jinsung T.E.C.	7,934	33,880
JLS Company, Ltd.	3,270	18,432
Joymax Company, Ltd. (I)	1,170	19,665
Jusung Engineering Company, Ltd. (I)	20,207	84,077
JVM Company, Ltd. (I)	2,389	109,294
JW Pharmaceutical Corp.	2,760	77,313
JYP Entertainment Corp. (I)	3,681	13,438
Kangwon Land, Inc.	31,400	1,128,719
KB Capital Company, Ltd.	10,727	213,157
KB Financial Group, Inc., ADR	121,057	3,620,815
KB Insurance Company, Ltd.	46,294	956,488
KC Cottrell Company, Ltd. (I)	4,309	24,794
KC Green Holdings Company, Ltd.	2,730	16,857
KC Tech Company, Ltd.	13,915	135,320

50SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
KCC Corp.	2,073	$686,556
KCP Company, Ltd. (I)(L)	11,746	346,263
KEC Corp. (I)	31,302	27,940
KEPCO Engineering & Construction Company, Inc. (L)	4,570	97,365
KEPCO Plant Service & Engineering Company, Ltd.	12,162	1,296,022
Keyang Electric Machinery Company, Ltd.	20,001	74,490
Keyeast Company, Ltd. (I)	22,404	68,229
KG Chemical Corp.	8,530	136,913
KG Eco Technology Service Company, Ltd.	16,685	55,358
Kginicis Company, Ltd.	12,757	228,298
KGMobilians Company, Ltd. (L)	6,784	91,388
KH Vatec Company, Ltd. (L)	13,339	183,689
Kia Motors Corp.	98,889	4,067,233
KISCO Corp.	4,740	193,822
KISCO Holdings Company, Ltd.	1,771	88,991
Kishin Corp.	6,900	45,519
KISWIRE, Ltd.	4,736	186,770
KIWOOM Securities Company, Ltd.	6,548	315,051
KMH Company, Ltd. (I)	9,295	92,531
Koentec Company, Ltd.	21,575	51,626
Koh Young Technology, Inc.	9,453	303,913
Kolao Holdings (L)	5,208	78,998
Kolon Corp.	2,980	211,852
Kolon Industries, Inc.	12,500	585,881
Kolon Life Science, Inc. (L)	3,151	520,391
KONA I Company, Ltd. (L)	8,957	322,040
Kook Soon Dang Brewery Company, Ltd.	6,299	36,669
Korea Aerospace Industries, Ltd.	18,965	1,479,257
Korea Cast Iron Pipe Industries Company, Ltd.	4,818	54,748
Korea Circuit Company, Ltd. (L)	13,150	99,241
Korea District Heating Corp. (L)	2,794	149,110
Korea Electric Power Corp.	46,383	1,894,886
Korea Electric Power Corp., ADR (L)	84,454	1,724,551
Korea Electric Terminal Company, Ltd.	4,709	404,078
Korea Electronic Power Industrial Development Company, Ltd.	12,412	51,408
Korea Flange Company, Ltd.	4,252	50,328
Korea Gas Corp.	15,899	541,556
Korea Info & Comm (I)	4,786	68,002
Korea Investment Holdings Company, Ltd.	28,005	1,651,005
Korea Kolmar Company, Ltd. (L)	8,815	774,273
Korea Kolmar Holdings Company, Ltd.	3,119	194,685
Korea Line Corp. (I)	8,352	154,897
Korea United Pharm, Inc.	4,151	77,199
Korea Zinc Company, Ltd.	2,034	884,827
Korean Air Lines Company, Ltd. (I)	16,370	460,260
Korean Petrochemical Industrial Company, Ltd.	1,114	137,118
Korean Reinsurance Company, Ltd.	77,532	910,666

SEE NOTES TO FINANCIAL STATEMENTS51

	Shares	Value
South Korea (continued)
Kortek Corp.	7,186	$84,715
KPX Chemical Company, Ltd.	2,439	115,216
KT Corp. (I)	43,368	1,062,210
KT Corp., ADR (L)	24,776	306,231
KT Hitel Company, Ltd. (I)	7,435	57,258
KT Skylife Company, Ltd.	20,960	347,995
KT&G Corp.	44,515	4,158,676
KTB Investment & Securities Company, Ltd. (I)(L)	50,240	115,799
Kukdo Chemical Company, Ltd.	3,881	234,446
Kukdong Oil & Chemicals Company, Ltd.	654	17,318
Kumho Electric Company, Ltd. (I)	4,559	65,696
Kumho Petrochemical Company, Ltd.	7,468	346,102
Kumho Tire Company, Inc. (I)(L)	81,413	437,753
Kumkang Industrial Company, Ltd.	1,226	86,976
Kunsul Chemical Industrial Company, Ltd.	3,660	152,980
Kwang Dong Pharmaceutical Company, Ltd.	21,332	221,579
Kwang Myung Electric Engineering Company, Ltd. (I)	35,220	71,430
Kwangju Bank (I)	15,635	103,342
Kyeryong Construction Industrial Company, Ltd. (I)	4,430	35,114
Kyobo Securities Company	22,328	192,268
Kyung Dong Navien Company, Ltd.	2,735	71,794
Kyung-In Synthetic Corp. (L)	20,270	67,524
Kyungbang, Ltd.	669	118,555
Kyungchang Industrial Company, Ltd.	12,504	82,921
KyungDong City Gas Company, Ltd.	1,736	163,777
Kyungdong Pharm Company, Ltd.	2,618	52,113
L&F Company, Ltd.	6,143	34,014
LB Semicon, Inc. (I)(L)	25,490	26,837
LEENO Industrial, Inc.	7,356	285,886
LF Corp.	15,438	426,826
LG Chem, Ltd.	10,862	2,150,114
LG Corp.	37,906	1,865,173
LG Display Company, Ltd.	78,594	1,548,703
LG Display Company, Ltd., ADR (L)	373,128	3,738,743
LG Electronics, Inc.	100,469	3,777,822
LG Hausys, Ltd.	6,901	915,503
LG Household & Health Care, Ltd.	4,735	3,210,119
LG Innotek Company, Ltd. (L)	14,254	1,106,706
LG International Corp.	20,644	458,623
LG Life Sciences, Ltd. (I)	7,060	348,845
LG Uplus Corp.	234,267	2,178,070
LiHOM-CUCHEN Company, Ltd. (I)	2,521	35,702
LMS Company, Ltd.	6,182	52,508
Lock & Lock Company, Ltd.	12,480	161,330
Lotte Chemical Corp.	4,867	1,016,482
Lotte Chilsung Beverage Company, Ltd.	421	813,319
Lotte Confectionery Company, Ltd.	677	1,114,950

52SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Lotte Food Company, Ltd.	503	$468,530
LOTTE Himart Company, Ltd.	5,744	314,969
Lotte Non-Life Insurance Company, Ltd. (I)	20,672	47,510
Lotte Shopping Company, Ltd.	4,316	975,502
LS Corp.	16,593	436,617
LS Industrial Systems Company, Ltd.	11,491	419,553
Lumens Company, Ltd.	50,724	171,094
Macquarie Korea Infrastructure Fund	214,608	1,439,289
Maeil Dairy Industry Company, Ltd.	3,530	102,155
Mando Corp.	5,039	498,427
MDS Technology Company, Ltd.	3,901	89,709
Medy-Tox, Inc.	3,593	1,543,746
MegaStudy Company, Ltd.	2,534	91,887
MegaStudyEdu Company, Ltd (I)	1,467	89,432
Melfas, Inc. (I)(L)	16,445	48,261
Meritz Financial Group, Inc.	4,576	63,044
Meritz Fire & Marine Insurance Company, Ltd. (L)	75,961	991,806
Meritz Securities Company, Ltd. (L)	129,524	532,694
Mi Chang Oil Industrial Company, Ltd.	724	45,466
Mirae Asset Securities Company, Ltd.	14,442	476,325
Miwon Specialty Chemical Company, Ltd. (I)	136	34,605
MK Electron Company, Ltd.	9,789	57,934
MNTech Company, Ltd. (I)	10,947	42,457
Modetour Network, Inc.	5,693	204,147
Moorim P&P Company, Ltd.	28,480	135,850
Moorim Paper Company, Ltd. (I)	36,840	123,251
Muhak Company, Ltd. (I)	2,920	125,396
Namhae Chemical Corp.	12,586	111,218
Namyang Dairy Products Company, Ltd. (L)	586	403,194
Naturalendo Tech Company, Ltd. (I)(L)	3,201	74,851
NAVER Corp.	10,333	4,326,605
NCSoft Corp.	5,414	999,908
Neowiz Games Corp. (I)	5,880	99,621
NEOWIZ HOLDINGS Corp. (I)	3,728	53,827
NEPES Corp. (I)(L)	20,876	106,962
Nexen Corp.	1,467	101,871
Nexen Tire Corp.	30,792	372,378
Nexon GT Company, Ltd. (I)(L)	10,825	108,401
NH Investment & Securities Company, Ltd.	65,794	539,315
NHN Entertainment Corp. (I)(L)	7,803	375,149
NICE Holdings Company, Ltd.	10,154	214,416
NICE Information Service Company, Ltd.	33,697	400,280
NK Company, Ltd.	8,518	48,829
Nong Shim Holdings Company, Ltd.	676	75,397
Nong Woo Bio Company, Ltd.	2,887	54,524
NongShim Company, Ltd.	1,603	498,616
Noroo Holdings Company, Ltd.	556	12,837

SEE NOTES TO FINANCIAL STATEMENTS53

	Shares	Value
South Korea (continued)
OCI Company, Ltd. (L)	14,776	$1,018,876
OCI Materials Company, Ltd.	4,318	401,074
OPTRON-TEC, Inc. (I)	10,866	40,003
Orion Corp.	1,836	1,447,773
Osstem Implant Compnay, Ltd. (I)(L)	9,092	497,412
Ottogi Corp.	458	403,443
Pan Ocean Company, Ltd. (I)	6,160	25,870
Pan-Pacific Company, Ltd. (L)	12,491	50,978
Pang Rim Company, Ltd.	538	12,863
PaperCorea, Inc. (I)(L)	99,660	73,784
Paradise Company, Ltd. (L)	10,922	210,213
Partron Company, Ltd. (L)	41,071	270,612
Paru Company, Ltd. (I)	8,449	27,084
Poonglim Industrial Company, Ltd. (I)	276	513
Poongsan Corp.	22,689	471,471
Poongsan Holdings Corp.	4,278	149,495
POSCO	8,024	1,292,032
POSCO Chemtech Company, Ltd.	14,030	142,103
POSCO Coated & Color Steel Company, Ltd. (I)	2,860	41,326
Posco ICT Company, Ltd.	43,663	187,752
Posco M-Tech Company, Ltd. (I)(L)	11,680	23,658
POSCO, ADR	62,265	2,515,506
Power Logics Company, Ltd. (I)	15,589	44,123
PSK, Inc.	2,173	20,485
Pulmuone Company, Ltd.	1,122	179,162
Pyeong Hwa Automotive Company, Ltd.	11,877	117,346
Redrover Company, Ltd. (I)	6,469	51,523
RFsemi Technologies, Inc.	2,994	17,023
RFTech Company, Ltd.	7,268	37,573
Romanson Company, Ltd.	4,877	51,721
S&T Corp.	1,630	30,179
S&T Dynamics Company, Ltd.	27,142	298,458
S&T Holdings Company, Ltd.	7,807	184,882
S&T Motiv Company, Ltd.	5,875	321,832
S-1 Corp.	9,097	722,204
S-Energy Company, Ltd.	6,818	39,425
S-MAC Company, Ltd. (I)(L)	17,451	58,565
S-Oil Corp.	9,589	491,194
Saeron Automotive Corp.	5,190	39,474
Sajo Industries Company, Ltd. (I)	1,299	79,456
Sajohaepyo Corp. (I)	1,028	16,760
Sam Young Electronics Company, Ltd.	13,560	142,035
Sam Yung Trading Company, Ltd.	3,545	55,491
Samchully Company, Ltd. (L)	2,321	225,837
Samchuly Bicycle Company, Ltd.	906	16,725
Samho International Company, Ltd. (I)	2,501	46,441
SAMHWA Paints Industrial Company, Ltd.	7,748	95,734

54SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Samick Musical Instruments Company, Ltd.	15,645	$53,377
Samick THK Company, Ltd.	8,300	57,548
Samjin Pharmaceutical Company, Ltd.	7,516	165,548
Samkwang Glass	553	46,130
Samlip General Foods Company, Ltd.	1,591	492,033
Samsung Electro-Mechanics Company, Ltd.	38,757	1,987,716
Samsung Electronics Company, Ltd.	64,428	59,284,871
Samsung Electronics Company, Ltd., GDR	1,841	846,544
Samsung Engineering Company, Ltd. (I)	9,964	222,368
Samsung Fine Chemicals Company, Ltd. (L)	18,983	570,782
Samsung Fire & Marine Insurance Company, Ltd.	15,606	3,555,746
Samsung Heavy Industries Company, Ltd. (L)	97,761	928,865
Samsung Life Insurance Company, Ltd.	28,363	2,356,752
Samsung SDI Company, Ltd.	21,361	1,524,632
Samsung Securities Company, Ltd.	17,967	685,903
Samyang Foods Company, Ltd.	2,320	45,488
Samyang Genex Company, Ltd.	625	103,246
Samyang Holdings Corp.	1,742	263,451
Samyang Tongsang Company, Ltd.	690	46,846
Samyoung Chemical Company, Ltd. (I)	21,460	29,242
Sangbo Corp. (I)(L)	10,354	39,374
Sapphire Technology Company, Ltd. (I)(L)	2,978	38,038
SAVEZONE I&C Corp.	16,880	90,390
SBI Investment Korea Company, Ltd. (I)	39,105	20,019
SBS Contents Hub Company, Ltd.	4,179	49,777
SBS Media Holdings Company, Ltd.	32,811	97,287
SBW (I)(L)	30,360	30,906
SeAH Besteel Corp.	11,694	314,627
SeAH Holdings Corp.	1,195	201,284
SeAH Steel Corp.	3,211	187,415
Sebang Company, Ltd.	10,942	173,866
Seegene, Inc. (I)(L)	6,061	237,807
Sejong Industrial Company, Ltd.	9,971	78,847
Sekonix Company, Ltd.	1,375	20,101
Sempio Foods Company	747	36,661
Seobu T&D (I)(L)	4,865	91,817
Seohee Construction Company, Ltd. (I)(L)	101,313	95,334
Seoul Semiconductor Company, Ltd. (I)(L)	20,246	242,358
SeowonIntech Company, Ltd.	12,160	125,367
Seoyon Company, Ltd.	18,791	192,348
Sewon Cellontech Company, Ltd. (I)(L)	8,268	32,904
Sewoonmedical Company, Ltd. (L)	13,302	77,664
SFA Engineering Corp.	3,552	130,903
SG Corp. (I)(L)	84,840	58,441
SH Energy Chemical Company, Ltd. (L)	84,833	103,199
Shin Poong Pharmaceutical Company, Ltd.	14,361	51,876
Shin-heung Machine Company, Ltd.	2,056	13,951

SEE NOTES TO FINANCIAL STATEMENTS55

	Shares	Value
South Korea (continued)
Shinhan Financial Group Company, Ltd., ADR (L)	191,097	$6,415,126
Shinil Industrial Company, Ltd. (I)(L)	22,839	24,410
Shinsegae Company, Ltd.	5,962	1,261,871
Shinsegae Engineering & Construction Company, Ltd. (I)	871	43,905
Shinsegae Information & Communication Company, Ltd.	840	99,247
Shinsegae International Company, Ltd. (L)	1,183	146,942
Shinsung Solar Energy Company, Ltd. (I)(L)	62,690	66,010
Shinsung Tongsang Company, Ltd. (I)	75,232	95,631
Shinwha Intertek Corp. (I)	9,160	16,294
Shinwon Corp. (I)	43,430	64,761
Shinyoung Securities Company, Ltd.	4,274	193,959
Showbox Corp. (I)	9,491	61,357
Signetics Corp. (I)	36,310	41,156
Sigong Tech Company, Ltd.	4,960	26,847
Silicon Works Company, Ltd.	5,326	159,152
Silla Company, Ltd.	8,067	123,402
SIMMTECH Company, Ltd. (I)(L)	14,196	141,630
SIMMTECH Holdings Company, Ltd. (I)(L)	12,099	38,338
SIMPAC, Inc.	11,000	65,048
Sindoh Company, Ltd.	3,916	191,176
SJM Company, Ltd.	6,871	37,552
SK Chemicals Company, Ltd.	7,249	419,577
SK Gas Company, Ltd. (L)	4,629	346,166
SK Holdings Company, Ltd.	22,441	5,123,996
SK Hynix, Inc.	257,009	7,778,984
SK Innovation Company, Ltd. (I)	23,936	2,037,032
SK Networks Company, Ltd.	72,126	400,306
SK Securities Company, Ltd. (I)	101,985	103,307
SK Telecom Company, Ltd.	4,529	932,846
SKC Company, Ltd.	17,430	564,950
SL Corp.	10,350	135,973
SM Entertainment Company (I)(L)	10,370	385,515
Solborn, Inc. (I)	4,144	22,638
Solco Biomedical Company, Ltd. (I)	27,413	26,612
Solid, Inc.	15,139	60,148
Songwon Industrial Company, Ltd.	16,777	151,483
Soulbrain Company, Ltd.	6,504	238,303
Ssangyong Cement Industrial Company, Ltd. (I)	13,850	221,302
STS Semiconductor & Telecommunications (I)(L)	33,987	85,995
STX Engine Company, Ltd. (I)(L)	1,692	10,336
Suheung Capsule Company, Ltd.	3,679	169,210
Sung Kwang Bend Company, Ltd. (L)	16,968	148,498
Sungchang Enterprise Holdings, Ltd. (I)(L)	2,240	58,141
Sungshin Cement Company, Ltd. (I)	14,419	151,068
Sungwoo Hitech Company, Ltd.	36,464	241,454
Sunjin Company, Ltd.	1,504	36,358
Suprema, Inc. (I)	6,488	121,457

56SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Synopex, Inc. (I)	30,204	$37,909
Tae Kyung Industrial Company, Ltd.	12,302	63,055
Taekwang Industrial Company, Ltd.	529	532,466
Taewoong Company, Ltd. (I)(L)	8,884	112,692
Taeyoung Engineering & Construction Company, Ltd. (I)	43,625	238,794
Taihan Textile Company, Ltd. (I)	198	22,579
Tailim Packaging Industrial Company, Ltd.	24,670	68,559
TechWing, Inc.	6,113	55,072
TES Company, Ltd.	4,939	55,352
The Basic House Company, Ltd. (I)	3,956	32,737
The WillBes & Company	41,740	56,427
TK Chemical Corp. (I)(L)	35,362	83,771
TK Corp. (I)	11,389	100,642
Tongyang Life Insurance	36,283	459,677
Top Engineering Company, Ltd. (I)	3,817	16,036
Tovis Company, Ltd.	13,049	98,692
TS Corp.	4,875	105,850
Ubiquoss, Inc.	11,600	138,298
Ubivelox, Inc. (I)	1,773	24,096
Uju Electronics Company, Ltd.	6,335	68,249
Unid Company, Ltd.	5,341	252,687
Unison Company, Ltd. (I)	8,426	14,899
Value Added Technologies Company, Ltd. (L)	5,919	181,301
Vieworks Company, Ltd. (L)	5,511	169,361
Visang Education, Inc.	3,857	27,891
Winix, Inc.	1,696	15,103
Wiscom Company, Ltd.	3,680	15,828
WiSoL Company, Ltd. (L)	13,894	156,722
Wonik IPS Company, Ltd. (I)	44,023	413,338
Wonik Materials Company, Ltd. (I)	910	53,364
Woojeon & Handan Company, Ltd. (I)(L)	7,950	11,427
Woongjin Energy Company, Ltd. (I)	26,352	32,595
Woongjin Holdings Company, Ltd. (I)	19,734	49,114
Woongjin Thinkbig Company, Ltd. (I)	19,514	136,536
Wooree ETI Company, Ltd.	6,680	10,133
Woori Bank	111,995	863,146
Woori Bank, ADR (L)	3,163	73,065
Woori Investment Bank Company, Ltd. (I)	71,692	36,033
WooSung Feed Company, Ltd.	5,600	14,856
Y G-1 Company, Ltd.	10,640	114,633
YESCO Company, Ltd.	1,480	50,812
YG Entertainment, Inc. (L)	6,361	312,816
Yoosung Enterprise Company, Ltd.	15,803	55,528
Youlchon Chemical Company, Ltd.	10,380	107,053
Young Poong Corp.	239	262,695
Young Poong Precision Corp.	5,018	41,412
Youngone Corp.	12,980	672,546

SEE NOTES TO FINANCIAL STATEMENTS57

	Shares	Value
South Korea (continued)
Youngone Holdings Company, Ltd.	5,109	$362,697
Yuanta Securities Korea Company, Ltd. (I)	40,711	143,288
Yuhan Corp.	1,898	398,767
YuHwa Securities Company, Ltd.	3,240	37,239
Spain 0.0%		419,291
Banco Santander SA, ADR	5,521	33,623
Cemex Latam Holdings SA (I)	100,689	385,668
Taiwan 14.6%		294,066,298
A-DATA Technology Company, Ltd.	171,242	149,862
Ability Enterprise Company, Ltd. (I)	153,000	67,762
AcBel Polytech, Inc.	356,000	185,500
Accton Technology Corp.	546,796	230,999
Acer, Inc. (I)	1,969,510	728,199
ACES Electronic Company, Ltd.	83,000	42,706
Achem Technology Corp.	244,447	85,385
Acter Company, Ltd.	30,000	69,993
Action Electronics Company, Ltd. (I)	159,640	19,037
Actron Technology Corp.	57,300	160,693
Adlink Technology, Inc.	86,119	206,406
Advanced Ceramic X Corp.	37,000	238,737
Advanced Connectek, Inc. (I)	213,000	41,492
Advanced International Multitech Company, Ltd.	108,000	56,949
Advanced Semiconductor Engineering, Inc.	1,658,532	1,674,334
Advanced Semiconductor Engineering, Inc., ADR	246,003	1,210,335
Advanced Wireless Semiconductor Company (I)	107,000	257,811
Advancetek Enterprise Company, Ltd.	111,440	56,504
Advantech Company, Ltd.	116,869	744,061
AGV Products Corp. (I)	545,829	105,121
AimCore Technology Company, Ltd. (I)	30,969	14,543
Airtac International Group	88,550	422,083
Alcor Micro Corp.	85,000	52,777
ALI Corp.	234,000	90,755
Allis Electric Company, Ltd.	154,000	35,607
Alltek Technology Corp.	32,200	20,870
Alpha Networks, Inc.	393,000	139,537
Altek Corp.	252,491	159,858
AMPOC Far-East Company, Ltd.	96,000	52,073
AmTRAN Technology Company, Ltd.	936,775	426,134
Anpec Electronics Corp.	109,380	54,067
Apacer Technology, Inc.	111,188	55,424
APCB, Inc.	143,000	54,286
Apex Biotechnology Corp.	71,060	77,233
Apex International Company, Ltd.	75,284	80,747
Apex Medical Corp.	49,000	46,488
Apex Science & Engineering	197,235	61,376
Arcadyan Technology Corp.	86,379	58,928

58SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Ardentec Corp.	443,450	$278,089
Arima Communication Corp. (I)	208,676	58,600
Asia Cement Corp.	861,608	925,963
Asia Optical Company, Inc. (I)	274,710	236,976
Asia Polymer Corp.	378,630	194,966
Asia Vital Components Company, Ltd.	308,667	178,547
ASROCK, Inc.	34,000	39,963
Asustek Computer, Inc.	391,528	3,567,402
Aten International Company, Ltd.	80,000	156,939
AU Optronics Corp.	867,000	275,622
AU Optronics Corp., ADR (L)	920,554	2,881,334
Audix Corp.	138,560	126,501
Aurora Corp.	72,000	115,032
AV Tech Corp.	28,000	22,122
Avermedia Technologies, Inc. (I)	89,000	23,261
Avision, Inc. (I)	198,916	43,385
AVY Precision Technology, Inc.	7,630	11,748
Awea Mechantronic Company, Ltd. (I)	6,300	5,117
Bank of Kaohsiung	413,162	106,586
Basso Industry Corp.	103,000	130,619
BenQ Materials Corp.	202,000	98,142
BES Engineering Corp.	1,539,200	355,589
Bin Chuan Enterprise Company, Ltd. (I)	76,982	18,755
Bionet Corp.	24,000	16,653
Biostar Microtech International Corp. (I)	157,000	32,304
Bizlink Holding, Inc.	41,800	176,349
Boardtek Electronics Corp.	131,000	115,401
Bright Led Electronics Corp.	100,000	28,257
C Sun Manufacturing, Ltd.	175,729	77,148
Cameo Communications, Inc. (I)	180,955	21,710
Capital Securities Corp.	1,927,371	490,855
Career Technology MFG. Company, Ltd.	351,000	269,791
Carnival Industrial Corp. (I)	295,000	50,859
Catcher Technology Company, Ltd.	386,000	3,945,983
Cathay Chemical Works	106,000	51,589
Cathay Financial Holdings Company, Ltd.	2,837,619	4,099,032
Cathay Real Estate Development Company, Ltd.	954,000	368,643
Central Reinsurance Company, Ltd.	198,825	91,630
Chailease Holding Company, Ltd.	480,960	775,095
ChainQui Construction Development Company, Ltd.	32,000	22,178
Chaintech Technology Corp.	36,157	14,163
Champion Building Materials Company, Ltd. (I)	487,852	97,144
Champion Microelectronic Corp.	24,955	24,201
Chang Hwa Commercial Bank	1,966,238	956,775
Chang Wah Electromaterials, Inc.	39,010	96,213
Channel Well Technology Company, Ltd.	101,000	42,016
Charoen Pokphand Enterprise	212,465	128,676

SEE NOTES TO FINANCIAL STATEMENTS59

	Shares	Value
Taiwan (continued)
Chaun-Choung Technology Corp.	73,000	$112,103
CHC Resources Corp.	54,000	101,691
Chen Full International Company, Ltd.	49,000	65,612
Chenbro Micom Company, Ltd.	90,000	84,501
Cheng Loong Corp.	1,186,480	419,291
Cheng Shin Rubber Industry Company, Ltd.	1,032,031	1,657,272
Cheng Uei Precision Industry Company, Ltd.	507,335	706,895
Chia Chang Company, Ltd.	26,000	14,959
Chia Hsin Cement Corp.	692,089	206,759
Chicony Electronics Company, Ltd.	422,035	1,048,551
Chien Kuo Construction Company, Ltd.	349,872	93,003
Chien Shing Stainless Steel Company (I)	180,000	16,318
Chilisin Electronics Corp.	106,960	141,598
Chime Ball Technology Company, Ltd.	22,000	35,168
Chimei Materials Technology Corp.	214,050	122,569
Chin-Poon Industrial Company, Ltd.	313,642	443,000
China Airlines, Ltd. (I)	2,726,820	980,393
China Chemical & Pharmaceutical Company, Ltd.	215,000	106,571
China Development Financial Holdings Corp.	5,282,531	1,527,003
China Ecotek Corp.	33,000	58,880
China Electric Manufacturing Corp. (I)	229,000	52,910
China General Plastics Corp.	369,304	144,167
China Life Insurance Company, Ltd.	1,872,227	1,432,239
China Manmade Fibers Corp. (I)	1,161,000	337,715
China Metal Products Company, Ltd.	312,966	220,963
China Motor Corp.	632,905	430,014
China Petrochemical Development Corp. (I)	2,728,045	673,207
China Steel Chemical Corp.	118,000	363,024
China Steel Corp.	4,248,038	2,550,874
China Steel Structure Company, Ltd.	187,000	103,835
China Synthetic Rubber Corp.	487,161	358,333
China Wire & Cable Company, Ltd. (I)	184,000	60,785
Chinese Maritime Transport, Ltd.	31,000	20,775
Chipbond Technology Corp.	490,000	713,962
Chong Hong Construction Company	108,595	151,530
Chroma ATE, Inc.	211,440	350,263
Chun Yu Works & Company, Ltd.	266,000	98,443
Chun Yuan Steel	647,381	183,358
Chung Hsin Electric & Machinery Manufacturing Corp.	412,125	200,833
Chung Hung Steel Corp. (I)	1,196,226	152,728
Chung Hwa Pulp Corp.	580,290	148,249
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	52,000	42,006
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	148,579
Chunghwa Telecom Company, Ltd.	359,000	1,087,264
Chunghwa Telecom Company, Ltd., ADR (L)	89,471	2,722,603
Chyang Sheng Dyeing & Finishing Company, Ltd.	70,000	30,926
Cleanaway Company, Ltd.	53,000	232,699

60SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Clevo Company	352,120	$324,705
CMC Magnetics Corp. (I)	2,465,000	200,696
CoAsia Microelectronics Corp. (I)	67,200	30,931
Collins Company, Ltd.	144,797	54,286
Compal Electronics, Inc.	3,022,895	1,766,342
Compeq Manufacturing Company	1,220,000	812,679
Continental Holdings Corp. (I)	565,950	156,880
Coretronic Corp.	333,500	265,513
Cosmo Electronics Corp. (I)	10,000	9,266
Coxon Precise Industrial Company, Ltd.	152,231	242,213
CSBC Corp. Taiwan	140,312	51,934
CTBC Financial Holding Company, Ltd.	5,477,408	3,304,201
CTCI Corp.	313,000	403,957
Cub Elecparts, Inc. (I)	26,357	274,550
CviLux Corp.	75,000	64,326
Cyberlink Corp.	69,326	134,347
CyberPower Systems, Inc.	36,000	66,854
CyberTAN Technology, Inc.	277,000	124,600
D-Link Corp.	841,658	242,680
DA CIN Construction Company, Ltd.	147,000	62,346
Da-Li Construction Company, Ltd. (I)	142,510	111,303
Dafeng TV, Ltd.	32,670	52,341
Danen Technology Corp. (I)	278,000	46,095
Darfon Electronics Corp.	255,950	114,214
Darwin Precisions Corp.	387,894	133,234
De Licacy Industrial Company	85,993	64,007
Delpha Construction Company, Ltd. (I)	108,383	51,089
Delta Electronics, Inc.	566,000	2,839,308
Depo Auto Parts Industrial Company, Ltd.	88,000	249,457
DFI, Inc.	44,000	45,672
Dimerco Express Corp.	46,000	24,026
DYNACOLOR, Inc.	33,000	49,579
Dynamic Electronics Company, Ltd. (I)	378,927	104,042
Dynapack International Technology Corp.	91,000	132,498
E Ink Holdings, Inc. (I)	867,000	314,009
E-Lead Electronic Company, Ltd.	59,000	71,847
E-LIFE MALL Corp.	66,000	111,074
E-Ton Solar Tech Company, Ltd. (I)	212,541	57,457
E.Sun Financial Holding Company, Ltd.	2,179,915	1,310,757
Eastern Media International Corp. (I)	458,164	75,030
Eclat Textile Company, Ltd.	72,982	1,097,608
Edimax Technology Company, Ltd.	101,359	24,958
Edison Opto Corp. (I)	58,000	32,068
Edom Technology Company, Ltd.	252,356	130,771
eGalax_eMPIA Technology, Inc.	38,179	58,846
Elan Microelectronics Corp.	261,000	260,620
Elite Advanced Laser Corp.	85,200	298,703

SEE NOTES TO FINANCIAL STATEMENTS61

	Shares	Value
Taiwan (continued)
Elite Material Company	284,000	$620,426
Elite Semiconductor Memory Technology, Inc.	209,000	173,058
Elitegroup Computer Systems Company, Ltd.	400,284	224,316
eMemory Technology, Inc.	50,000	467,473
ENG Electric Company, Ltd.	140,156	65,649
EnTie Commercial Bank	233,000	119,918
Entire Technology Company, Ltd. (I)	18,000	8,286
Episil Holdings, Inc. (I)	109,000	26,975
Epistar Corp.	713,810	578,128
Eternal Materials Company, Ltd.	439,823	393,623
Etron Technology, Inc. (I)	245,000	89,280
Eva Airways Corp. (I)	1,562,020	945,109
Everest Textile Company, Ltd.	272,000	111,740
Evergreen International Storage & Transport Corp.	576,320	227,745
Evergreen Marine Corp Taiwan, Ltd.	1,596,694	699,776
Everlight Chemical Industrial Corp.	238,713	119,849
Everlight Electronics Company, Ltd.	383,000	460,823
Excelsior Medical Company, Ltd.	87,763	108,870
Far Eastern Department Stores Company, Ltd.	833,558	401,297
Far Eastern International Bank	1,902,738	620,692
Far Eastern New Century Corp.	1,235,878	1,120,526
Far EasTone Telecommunications Company, Ltd.	1,040,000	2,283,653
Faraday Technology Corp.	204,586	177,462
Farglory F T Z Investment Holding Company, Ltd. (I)	17,000	7,858
Farglory Land Development Company, Ltd.	284,526	264,255
Federal Corp.	551,311	233,129
Feedback Technology Corp.	19,000	32,757
Feng Hsin Iron & Steel Company	290,000	307,593
Feng TAY Enterprise Company, Ltd.	192,482	1,141,438
First Copper Technology Company, Ltd.	307,000	59,315
First Financial Holding Company, Ltd.	3,027,533	1,466,743
First Hotel	117,833	65,788
First Insurance Company, Ltd.	287,165	113,402
First Steamship Company, Ltd.	273,986	86,698
FLEXium Interconnect, Inc.	203,288	580,739
Flytech Technology Company, Ltd.	109,115	303,053
Formosa Advanced Technologies Company, Ltd.	126,000	69,741
Formosa Chemicals & Fibre Corp.	686,440	1,468,465
Formosa International Hotels Corp.	38,171	251,220
Formosa Laboratories, Inc. (I)	47,000	81,807
Formosa Oilseed Processing	109,689	72,596
Formosa Petrochemical Corp.	165,000	371,831
Formosa Plastics Corp.	855,880	1,886,493
Formosa Taffeta Company, Ltd.	677,000	589,470
Formosan Rubber Group, Inc.	493,000	286,338
Formosan Union Chemical	434,295	170,555
Founding Construction & Development Company, Ltd.	241,294	126,692

62SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Foxconn Technology Company, Ltd.	436,255	$1,227,315
Foxlink Image Technology Company, Ltd.	123,000	54,228
FSP Technology, Inc.	249,224	127,047
Fubon Financial Holding Company, Ltd.	2,346,422	4,039,869
Fullerton Technology Company, Ltd.	122,819	85,767
Fulltech Fiber Glass Corp.	249,027	75,589
Fwusow Industry Company, Ltd.	251,921	113,834
G Shank Enterprise Company, Ltd.	166,562	99,966
G Tech Optoelectronics Corp. (I)	174,000	56,998
Gallant Precision Machining Company, Ltd.	76,000	25,442
Gamania Digital Entertainment Company, Ltd.	46,000	52,004
GEM Terminal Industrial Company, Ltd.	47,500	11,598
Gemtek Technology Corp.	226,496	101,013
Genesis Photonics, Inc. (I)	278,740	59,968
Genius Electronic Optical Company, Ltd. (I)	51,589	71,960
GeoVision, Inc.	49,255	118,103
Getac Technology Corp.	446,000	266,997
Giant Manufacturing Company, Ltd.	146,000	1,058,391
Giantplus Technology Company, Ltd. (I)	92,000	21,076
Giga Solution Tech Company, Ltd.	68,237	37,342
Gigabyte Technology Company, Ltd.	469,719	398,197
Gigasolar Materials Corp.	23,040	328,480
Gigastorage Corp. (I)	326,100	160,571
Ginko International Company, Ltd.	16,000	163,013
Gintech Energy Corp. (I)	461,082	183,993
Global Brands Manufacture, Ltd. (I)	317,611	59,207
Global Lighting Technologies, Inc.	63,000	72,538
Global Mixed Mode Technology, Inc.	67,000	108,176
Global Unichip Corp.	75,000	132,619
Globe Union Industrial Corp.	221,450	89,592
Gloria Material Technology Corp.	263,750	127,295
Glory Science Company, Ltd.	37,859	61,734
Gold Circuit Electronics, Ltd. (I)	616,071	163,578
Gourmet Master Company, Ltd.	48,000	250,465
Grand Pacific Petrochemical Corp.	947,000	478,979
Grape King Bio, Ltd.	94,000	482,159
Great China Metal Industry	218,000	180,312
Great Taipei Gas Company, Ltd.	246,000	162,591
Great Wall Enterprise Company, Ltd.	628,642	331,959
Greatek Electronics, Inc.	116,000	94,016
Green Energy Technology, Inc. (I)	335,000	119,790
GTM Holdings Corp. (I)	222,000	81,862
Hannstar Board Corp.	264,467	65,895
HannStar Display Corp. (I)	2,909,980	340,354
HannsTouch Solution, Inc. (I)	811,000	88,932
Harvatek Corp.	114,920	39,756
Hey Song Corp.	410,250	417,681

SEE NOTES TO FINANCIAL STATEMENTS63

	Shares	Value
Taiwan (continued)
Hi-Clearance, Inc.	19,000	$49,775
Highwealth Construction Corp. (I)	442,200	684,902
Hiroca Holdings, Ltd.	38,000	88,203
HiTi Digital, Inc. (I)	25,000	8,002
Hitron Technology, Inc.	213,000	73,919
Hiwin Technologies Corp.	129,139	663,739
Ho Tung Chemical Corp. (I)	954,890	210,694
Hocheng Corp.	313,000	71,726
Hold-Key Electric Wire & Cable Company, Ltd.	151,119	29,506
Holiday Entertainment Company, Ltd.	50,000	86,183
Holtek Semiconductor, Inc.	180,000	221,357
Holy Stone Enterprise Company, Ltd.	217,734	206,991
Hon Hai Precision Industry Company, Ltd.	7,043,499	20,051,195
Hong TAI Electric Industrial	253,000	60,514
Horizon Securities Company, Ltd.	90,000	15,402
Hota Industrial Manufacturing Company, Ltd.	152,572	461,596
Hotai Motor Company, Ltd.	127,000	1,399,167
Hsin Kuang Steel Company, Ltd.	298,153	115,679
Hsin Yung Chien Company, Ltd.	28,200	59,473
Hsing TA Cement Company, Ltd.	190,000	59,347
HTC Corp.	328,700	467,249
Hu Lane Associate, Inc.	63,066	215,850
Hua Eng Wire & Cable Company, Ltd. (I)	666,000	143,843
Hua Nan Financial Holdings Company, Ltd.	2,554,128	1,209,843
Huaku Development Company, Ltd.	168,353	271,486
Huang Hsiang Construction Company	85,000	63,776
Hung Ching Development & Construction Company, Ltd.	149,000	76,035
Hung Poo Real Estate Development Corp.	148,000	88,689
Hung Sheng Construction Company, Ltd. (I)	390,808	179,229
Huxen Corp.	42,000	55,770
Hwa Fong Rubber Company, Ltd.	282,259	107,241
I-Chiun Precision Industry Company, Ltd.	134,000	41,448
I-Sheng Electric Wire & Cable Company, Ltd.	95,000	90,120
Ibase Technology, Inc.	102,086	149,058
Ichia Technologies, Inc.	334,300	169,943
Ideal Bike Corp.	28,000	11,217
ILI Technology Corp.	50,397	76,406
Infortrend Technology, Inc.	245,000	96,410
Innolux Corp.	8,701,219	3,080,618
Inotera Memories, Inc. (I)	1,961,165	1,185,610
Inpaq Technology Company, Ltd.	43,000	27,823
Insyde Software Corp.	9,000	7,343
Intai Technology Corp.	20,000	57,772
Inventec Corp.	2,172,705	995,595
ITE Technology, Inc.	110,881	78,934
ITEQ Corp.	199,700	121,143
J Touch Corp. (I)	101,000	22,997

64SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Janfusun Fancyworld Corp. (I)	48,983	$5,090
Jentech Precision Industrial Company, Ltd.	67,808	87,676
Jess-Link Products Company, Ltd.	77,000	66,381
Jih Sun Financial Holdings Company, Ltd. (I)	314,000	72,212
Johnson Health Tech Company, Ltd.	60,401	88,546
K Laser Technology, Inc. (I)	23,000	9,759
Kang Na Hsiung Enterprise Company, Ltd.	168,000	54,773
Kaori Heat Treatment Company, Ltd.	54,341	53,100
Kaulin Manufacturing Company, Ltd.	124,490	65,234
KD Holding Corp.	7,000	33,347
KEE TAI Properties Company, Ltd.	405,973	204,422
Kenda Rubber Industrial Company, Ltd.	463,850	624,680
Kenmec Mechanical Engineering Company, Ltd.	40,000	12,662
Kerry TJ Logistics Company, Ltd.	202,000	224,257
King Slide Works Company, Ltd.	33,000	419,889
King Yuan Electronics Company, Ltd.	1,481,762	951,821
King's Town Bank	1,035,000	713,843
King's Town Construction Company, Ltd. (I)	143,514	82,257
Kingdom Construction Company, Ltd.	393,000	178,402
Kinik Company	112,000	160,032
Kinko Optical Company, Ltd. (I)	158,648	74,475
Kinpo Electronics, Inc. (I)	1,180,724	358,755
Kinsus Interconnect Technology Corp.	235,000	419,416
KMC Kuei Meng International, Inc.	26,500	109,642
KS Terminals, Inc.	79,000	68,863
Kung Long Batteries Industrial Company, Ltd.	58,000	214,443
Kuo Toong International Company, Ltd.	133,000	119,018
Kuoyang Construction Company, Ltd.	227,543	75,585
Kwong Fong Industries	228,280	110,839
Kwong Lung Enterprise Company, Ltd.	16,000	15,500
KYE System Corp. (I)	234,911	66,961
L&K Engineering Company, Ltd.	205,952	99,185
LAN FA Textile	267,183	105,690
Lanner Electronics, Inc.	43,013	44,472
Largan Precision Company, Ltd.	35,000	3,257,193
Laser Tek Taiwan Company, Ltd.	9,964	7,009
LCY Chemical Corp. (I)	356,806	204,734
Leader Electronics, Inc.	181,867	47,026
Leadtrend Technology Corp.	23,599	17,022
Lealea Enterprise Company, Ltd.	685,863	176,073
Ledtech Electronics Corp.	6,236	1,846
LEE CHI Enterprises Company, Ltd.	287,000	90,895
Lelon Electronics Corp.	120,100	73,153
Leofoo Development Company, Ltd.	225,012	65,556
LES Enphants Company, Ltd. (I)	164,486	59,933
Lextar Electronics Corp.	363,500	153,077
Li Peng Enterprise Company, Ltd. (I)	751,760	178,601

SEE NOTES TO FINANCIAL STATEMENTS65

	Shares	Value
Taiwan (continued)
Lian HWA Food Corp.	65,128	$52,068
Lien Hwa Industrial Corp.	632,095	354,032
Lingsen Precision Industries, Ltd.	390,101	101,465
Lite-On Semiconductor Corp.	232,718	133,497
Lite-On Technology Corp.	1,593,449	1,460,201
Long Bon International Company, Ltd.	407,000	281,430
Long Chen Paper Company, Ltd.	572,968	188,020
Longwell Company	142,000	86,456
Lotes Company, Ltd.	47,000	131,055
Lucky Cement Corp.	272,000	88,286
Lumax International Corp., Ltd.	76,395	97,611
Lung Yen Life Service Corp. (I)	84,000	155,949
Macroblock, Inc.	19,000	21,566
Macronix International (I)	4,400,718	616,873
MacroWell OMG Digital Entertainment Company, Ltd. (I)	8,000	10,829
Mag Layers Scientific-Technics Company, Ltd.	13,317	12,091
Makalot Industrial Company, Ltd.	114,790	967,431
Marketech International Corp.	130,000	69,637
Masterlink Securities Corp.	1,114,665	281,164
Mayer Steel Pipe Corp.	226,407	92,294
Maywufa Company, Ltd.	18,000	6,371
MediaTek, Inc.	318,000	2,453,639
Mega Financial Holding Company, Ltd.	2,118,052	1,591,284
Meiloon Industrial Company, Ltd.	151,412	47,743
Mercuries & Associates, Ltd.	396,068	220,674
Mercuries Life Insurance Company, Ltd.	168,630	90,801
Merida Industry Company, Ltd.	135,162	736,915
Merry Electronics Company, Ltd.	168,585	186,700
Micro-Star International Company, Ltd.	879,488	681,869
Microbio Company, Ltd. (I)	41,000	30,947
Microlife Corp.	30,000	73,113
MIN AIK Technology Company, Ltd.	88,000	133,191
Mirle Automation Corp.	97,955	73,687
Mitac Holdings Corp.	606,733	376,935
Mobiletron Electronics Company, Ltd.	67,000	85,021
Motech Industries, Inc. (I)	291,000	234,387
MPI Corp.	44,000	74,585
Nak Sealing Technologies Corp.	59,000	128,352
Namchow Chemical Industrial Company, Ltd.	148,000	342,321
Nan Kang Rubber Tire Company, Ltd. (I)	348,711	268,271
Nan Ren Lake Leisure Amusement Company, Ltd.	31,000	8,894
Nan Ya Plastics Corp.	1,010,860	1,845,259
Nan Ya Printed Circuit Board Corp.	249,930	241,696
Nantex Industry Company, Ltd.	90,739	66,405
Nanya Technology Corp.	256,000	316,375
National Petroleum Company, Ltd.	92,000	96,903
Neo Solar Power Corp.	688,811	326,431

66SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Netronix, Inc.	28,000	$43,004
New Asia Construction & Development Corp.	285,136	55,539
New Era Electronics Company, Ltd.	44,000	24,595
Newmax Technology Company, Ltd. (I)	69,448	30,379
Nexcom International Company, Ltd.	64,000	48,974
Nichidenbo Corp.	109,979	68,268
Nien Hsing Textile Company, Ltd.	339,572	197,466
Novatek Microelectronics Corp.	346,000	1,161,091
Nuvoton Technology Corp.	30,000	19,889
Ocean Plastics Company, Ltd. (I)	29,000	23,959
Optimax Technology Corp. (I)	170,816	32,478
OptoTech Corp.	447,000	121,255
Orient Semiconductor Electronics, Ltd. (I)	720,000	239,449
Oriental Union Chemical Corp.	383,300	297,662
Pacific Construction Company, Ltd.	235,002	109,258
Pacific Hospital Supply Company, Ltd.	42,000	67,874
Pan Jit International, Inc. (I)	257,000	70,575
Pan-International Industrial Corp.	354,443	122,698
Parade Technologies, Ltd.	46,000	314,334
Paragon Technologies Company, Ltd. (I)	61,808	68,247
PChome Online, Inc.	57,599	610,082
Pegatron Corp.	1,480,321	3,841,480
Phihong Technology Company, Ltd.	266,416	63,098
Phison Electronics Corp.	65,000	452,560
Phoenix Tours International, Inc.	15,750	18,673
Phytohealth Corp. (I)	45,000	20,214
Pixart Imaging, Inc.	41,830	74,324
Plotech Company, Ltd.	100,000	25,117
Polytronics Technology Corp.	42,000	80,321
Portwell, Inc.	112,000	141,159
Posiflex Technologies, Inc.	37,800	159,456
Pou Chen Corp.	1,031,448	1,670,264
Power Mate Technology Company, Ltd.	15,000	24,153
Power Quotient International Company, Ltd.	130,000	43,576
Powertech Industrial Company, Ltd.	67,000	29,438
Powertech Technology, Inc.	710,000	1,224,047
Poya Company, Ltd.	51,199	495,384
President Chain Store Corp.	282,000	1,887,131
President Securities Corp.	901,259	322,983
Prime Electronics Satellitics, Inc. (I)	82,759	19,127
Prince Housing & Development Corp.	1,044,943	295,339
Princeton Technology Corp. (I)	48,000	9,095
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	187,000	156,112
Promise Technology, Inc.	139,000	60,666
Qisda Corp.	1,733,440	517,449
Qualipoly Chemical Corp.	50,000	40,761

SEE NOTES TO FINANCIAL STATEMENTS67

	Shares	Value
Taiwan (continued)
Quanta Computer, Inc.	585,000	$1,076,718
Quanta Storage, Inc.	77,000	44,423
Quintain Steel Company, Ltd. (I)	453,194	72,793
Radiant Opto-Electronics Corp.	211,343	616,368
Radium Life Tech Company, Ltd. (I)	585,644	184,772
Ralec Electronic Corp.	46,259	62,349
Realtek Semiconductor Corp.	253,706	456,322
Rechi Precision Company, Ltd.	282,038	184,164
Rexon Industrial Corp., Ltd. (I)	83,286	24,930
Rich Development Company, Ltd.	275,000	77,009
Richtek Technology Corp.	125,000	647,823
Ritek Corp. (I)	3,160,428	280,730
Ruentex Development Company, Ltd.	249,039	266,372
Ruentex Industries, Ltd.	171,801	274,592
Run Long Construction Company, Ltd.	47,448	40,076
Sampo Corp.	565,997	209,726
San Fang Chemical Industry Company, Ltd.	89,334	93,660
San Shing Fastech Corp.	69,479	124,710
Sanyang Motor Company, Ltd. (I)	322,389	202,779
SCI Pharmtech, Inc.	42,044	93,170
Scientech Corp.	47,000	83,733
ScinoPharm Taiwan, Ltd.	82,241	93,738
SDI Corp.	103,000	77,018
Sea Sonic Electronics Company, Ltd.	16,000	15,632
Senao International Company, Ltd.	52,000	63,141
Sercomm Corp.	216,000	468,807
Sesoda Corp.	185,385	184,881
Shan-Loong Transportation Company, Ltd.	4,000	2,634
Sheng Yu Steel Company, Ltd.	167,000	87,745
ShenMao Technology, Inc.	57,000	44,369
Shih Her Technologies, Inc.	28,000	28,170
Shih Wei Navigation Company, Ltd.	117,363	46,884
Shihlin Electric & Engineering Corp.	460,213	549,716
Shihlin Paper Corp. (I)	61,000	49,997
Shin Hai Gas Corp.	2,408	2,932
Shin Kong Financial Holding Company, Ltd.	4,742,310	1,127,133
Shin Shin Natural Gas Company	1,000	934
Shin Zu Shing Company, Ltd.	121,933	289,341
Shining Building Business Company, Ltd. (I)	297,367	103,893
Shinkong Insurance Company, Ltd.	310,000	199,773
Shinkong Synthetic Fibers Corp.	1,581,287	411,239
Shinkong Textile Company, Ltd.	154,000	184,306
Shiny Chemical Industrial Company, Ltd.	35,954	44,266
Shuttle, Inc. (I)	229,985	44,579
Sigurd Microelectronics Corp.	427,887	266,027
Silergy Corp.	6,000	53,232
Silicon Integrated Systems Corp. (I)	794,000	127,155

68SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Silicon Power Computer & Communications, Inc.	48,000	$23,003
Siliconware Precision Industries Company	719,000	866,751
Siliconware Precision Industries Company, ADR (L)	232,764	1,436,154
Silitech Technology Corp. (I)	92,697	44,120
Simplo Technology Company, Ltd.	239,200	793,623
Sinbon Electronics Company, Ltd.	145,803	230,051
Sincere Navigation Corp.	306,000	176,809
Singatron Enterprise Company, Ltd. (I)	99,000	23,730
Sinmag Equipment Corp.	28,447	96,161
Sino-American Electronic Company, Ltd. (I)	6,250	13,928
Sino-American Silicon Products, Inc. (I)	455,000	416,435
Sinon Corp.	425,150	176,615
SinoPac Financial Holdings Company, Ltd.	3,242,479	1,116,602
Sinphar Pharmaceutical Company, Ltd.	102,940	72,702
Sinyi Realty, Inc.	28,190	25,162
Sirtec International Company, Ltd.	104,000	134,511
Sitronix Technology Corp.	107,000	282,402
Siward Crystal Technology Company, Ltd.	181,301	86,389
Soft-World International Corp.	65,000	90,454
Solar Applied Materials Technology Company	233,899	129,738
Solartech Energy Corp. (I)	260,000	93,862
Solomon Technology Corp.	183,303	78,991
Solytech Enterprise Corp. (I)	136,758	17,018
Sonix Technology Company, Ltd.	128,000	136,709
Southeast Cement Company, Ltd.	324,000	129,501
Spirox Corp.	122,369	44,506
Sporton International, Inc.	63,936	363,566
St. Shine Optical Company, Ltd.	50,000	497,229
Standard Chemical & Pharmaceutical Company, Ltd.	67,000	56,699
Standard Foods Corp.	202,028	459,846
Stark Technology, Inc.	104,000	74,127
Sunonwealth Electric Machine Industry Company, Ltd.	141,000	65,047
Sunplus Technology Company, Ltd.	475,000	161,525
Sunrex Technology Corp.	240,000	86,203
Sunspring Metal Corp.	97,000	113,427
Sunty Development Company, Ltd.	108,000	42,811
Supreme Electronics Company, Ltd.	236,500	85,335
Swancor Ind. Company, Ltd.	48,846	262,533
Sweeten Construction Company, Ltd.	122,588	60,232
Syncmold Enterprise Corp.	97,000	128,841
Synnex Technology International Corp.	611,132	650,472
Sysage Technology Company, Ltd.	68,145	53,587
T-Mac Techvest PCB Company, Ltd.	42,000	13,942
TA Chen Stainless Pipe	869,762	391,062
Ta Chong Bank, Ltd. (I)	2,037,043	860,663
Ta Chong Securities Company, Ltd.	51,000	13,556
Ta Ya Electric Wire & Cable Company, Ltd. (I)	637,406	84,835

SEE NOTES TO FINANCIAL STATEMENTS69

	Shares	Value
Taiwan (continued)
TA-I Technology Company, Ltd.	138,809	$59,030
Tah Hsin Industrial Company, Ltd.	112,500	75,235
TAI Roun Products Company, Ltd.	111,000	33,938
Tai Tung Communication Company, Ltd.	45,361	23,944
Taichung Commercial Bank	1,954,279	567,935
TaiDoc Technology Corp.	36,000	81,448
Taiflex Scientific Company, Ltd.	161,000	153,817
Taimide Tech, Inc.	72,000	76,387
Tainan Enterprises Company, Ltd.	201,467	138,200
Tainan Spinning Company, Ltd.	1,285,398	535,368
Taishin Financial Holdings Company, Ltd.	3,335,091	1,169,276
Taisun Enterprise Company, Ltd. (I)	422,026	134,899
Taita Chemical Company, Ltd. (I)	184,188	51,126
Taiwan Acceptance Corp.	112,000	262,195
Taiwan Building Materials Company, Ltd.	1,617,005	422,838
Taiwan Business Bank (I)	3,069,528	774,129
Taiwan Cement Corp.	2,105,726	2,255,585
Taiwan Chinsan Electronic Industrial Company, Ltd.	54,000	58,529
Taiwan Cogeneration Corp.	308,137	208,543
Taiwan Cooperative Financial Holding Company, Ltd.	5,071,749	2,153,590
Taiwan FamilyMart Company, Ltd.	24,000	156,311
Taiwan Fertilizer Company, Ltd.	554,000	702,376
Taiwan Fire & Marine Insurance Company	155,000	102,569
Taiwan FU Hsing Industrial Company, Ltd.	168,000	263,020
Taiwan Glass Industry Corp. (I)	711,933	287,314
Taiwan Hon Chuan Enterprise Company, Ltd.	284,329	421,642
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	67,000	33,320
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp.	628,356	214,091
Taiwan Life Insurance Company, Ltd. (I)	317,836	299,395
Taiwan Line Tek Electronic	67,244	29,590
Taiwan Mask Corp.	325,850	72,423
Taiwan Mobile Company, Ltd.	608,700	1,828,808
Taiwan Navigation Company, Ltd.	54,000	20,516
Taiwan Paiho, Ltd.	221,342	508,962
Taiwan PCB Techvest Company, Ltd.	236,227	232,540
Taiwan Prosperity Chemical Corp. (I)	100,000	37,884
Taiwan Pulp & Paper Corp. (I)	524,640	169,560
Taiwan Sakura Corp.	200,156	93,663
Taiwan Sanyo Electric Company, Ltd.	79,900	60,816
Taiwan Secom Company, Ltd.	169,430	474,058
Taiwan Semiconductor Company, Ltd.	272,000	181,617
Taiwan Semiconductor Manufacturing Company, Ltd.	9,655,000	37,565,758
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	478,584	9,514,250
Taiwan Sogo Shin Kong SEC	284,460	319,519
Taiwan Styrene Monomer Corp. (I)	460,821	180,877
Taiwan Surface Mounting Technology Company, Ltd.	273,636	229,977

70SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Taiwan TEA Corp.	791,723	$319,895
Taiwan Union Technology Corp.	194,000	136,430
Taiyen Biotech Company, Ltd.	140,472	89,013
Tatung Company, Ltd. (I)	2,428,526	385,312
Te Chang Construction Company, Ltd.	83,265	58,971
Teco Electric & Machinery Company, Ltd.	1,361,109	1,027,108
Tecom Company, Ltd. (I)	23,000	1,116
Tekcore Company, Ltd. (I)	33,000	3,989
Ten Ren Tea Company, Ltd.	35,000	41,428
Test Research, Inc.	173,596	277,558
Test Rite International Company, Ltd.	318,549	190,477
Tex-Ray Industrial Company, Ltd.	91,800	30,592
The Ambassador Hotel	236,000	201,138
Thinking Electronic Industrial Company, Ltd.	74,000	88,222
Thye Ming Industrial Company, Ltd.	133,250	120,972
Ton Yi Industrial Corp.	555,000	253,367
Tong Hsing Electronic Industries, Ltd.	144,951	325,048
Tong Yang Industry Company, Ltd.	447,043	375,510
Tong-Tai Machine & Tool Company, Ltd.	137,590	88,893
Topco Scientific Company, Ltd.	146,416	209,852
Topco Technologies Corp.	26,000	47,248
Topoint Technology Company, Ltd.	179,248	118,015
Toung Loong Textile Manufacturing	69,000	252,119
TPK Holding Company, Ltd.	200,000	501,643
Trade-Van Information Services Company	14,000	10,203
Transasia Airways Corp. (I)	147,000	31,328
Transcend Information, Inc.	96,000	259,164
Tripod Technology Corp.	358,770	503,661
TrueLight Corp.	10,000	19,397
Tsann Kuen Enterprise Company, Ltd.	98,220	54,842
TSC Auto ID Technology Company, Ltd.	20,900	143,939
TSRC Corp.	339,706	212,705
Ttet Union Corp.	47,000	99,353
TTFB Company, Ltd.	7,000	47,315
TTY Biopharm Company, Ltd.	77,094	185,854
Tung Ho Steel Enterprise Corp.	990,138	529,655
Tung Ho Textile Company, Ltd.	64,000	12,978
Tung Thih Electronic Company, Ltd.	50,258	281,961
TURVO International Company, Ltd.	57,062	97,561
TXC Corp.	346,659	343,098
TYC Brother Industrial Company, Ltd. (I)	125,531	69,489
Tycoons Group Enterprise Company, Ltd. (I)	494,536	58,501
Tyntek Corp.	181,702	60,666
U-Ming Marine Transport Corp.	300,000	297,266
Ubright Optronics Corp.	28,600	19,221
Uni-President Enterprises Corp.	2,666,803	4,755,730
Unimicron Technology Corp.	1,210,855	469,603

SEE NOTES TO FINANCIAL STATEMENTS71

	Shares	Value
Taiwan (continued)
Union Bank of Taiwan	1,420,506	$400,413
Union Insurance Company, Ltd.	69,620	36,226
Unitech Computer Company, Ltd.	160,039	71,266
Unitech Printed Circuit Board Corp.	546,869	173,305
United Integrated Services Company, Ltd.	165,000	154,241
United Microelectronics Corp.	7,602,468	2,480,771
United Microelectronics Corp., ADR (L)	137,773	224,570
Unity Opto Technology Company, Ltd.	230,389	107,092
Universal Cement Corp.	456,454	295,532
Unizyx Holding Corp.	410,000	139,496
UPC Technology Corp.	820,938	225,910
Userjoy Technology Company, Ltd.	10,000	7,279
USI Corp.	809,801	318,659
Vanguard International Semiconductor Corp.	631,000	718,016
Ve Wong Corp.	178,450	111,099
Viking Tech Corp.	26,770	20,486
Visual Photonics Epitaxy Company, Ltd.	184,700	210,781
Vivotek, Inc.	54,661	140,567
Wafer Works Corp. (I)	305,218	85,742
Wah Hong Industrial Corp.	14,835	7,382
Wah Lee Industrial Corp.	72,000	93,381
Walsin Lihwa Corp. (I)	3,820,000	854,942
Walsin Technology Corp.	508,721	178,702
Walton Advanced Engineering, Inc.	325,661	78,447
Wan Hai Lines, Ltd.	374,216	258,219
WAN HWA Enterprise Company	3,519	1,480
Waterland Financial Holding Company, Ltd.	2,722,804	650,094
Ways Technical Corp., Ltd. (I)	44,000	12,447
Wei Chuan Food Corp. (I)	336,000	201,611
Wei Mon Industry Company, Ltd. (I)	266,912	13,353
Weikeng Industrial Company, Ltd.	270,900	150,754
Well Shin Technology Company, Ltd.	72,420	96,172
Win Semiconductors Corp.	480,120	449,235
Winbond Electronics Corp. (I)	3,735,000	773,931
Wintek Corp. (I)	819,661	46,102
Wisdom Marine Lines Company, Ltd. (I)	84,744	96,637
Wistron Corp.	2,234,905	1,107,174
Wistron NeWeb Corp.	241,824	455,461
WPG Holdings Company, Ltd.	1,047,760	990,901
WT Microelectronics Company, Ltd.	357,475	363,041
WUS Printed Circuit Company, Ltd.	187,000	130,382
X-Legend Entertainment Company, Ltd. (I)	15,500	62,546
Xxentria Technology Materials Corp.	56,124	133,544
Yageo Corp.	654,819	928,216
Yang Ming Marine Transport Corp. (I)	1,571,916	504,836
YC Company, Ltd.	284,376	109,785
YC INOX Company, Ltd.	358,000	194,740

72SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
YCC Parts Manufacturing Company, Ltd.	11,000	$28,411
Yeong Guan Energy Technology Group Company, Ltd.	33,000	183,014
YFY, Inc.	1,421,614	425,776
Yi Jinn Industrial Company, Ltd.	246,104	106,127
Yieh Phui Enterprise Company, Ltd.	1,377,838	339,631
Yonyu Plastics Company, Ltd.	53,450	38,273
Young Fast Optoelectronics Company, Ltd. (I)	104,648	32,671
Young Optics, Inc.	41,000	37,996
Youngtek Electronics Corp.	89,167	133,296
Yuanta Financial Holdings Company, Ltd.	3,332,350	1,338,987
Yufo Electronics Company, Ltd.	22,000	11,294
Yulon Motor Company, Ltd.	640,900	580,518
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	58,850	115,575
Yungshin Construction & Development Company	74,400	68,988
Yungshin Global Holding Corp.	110,250	145,869
Yungtay Engineering Company, Ltd.	297,000	432,828
Zeng Hsing Industrial Company, Ltd.	45,232	181,946
Zenitron Corp.	222,000	105,588
Zhen Ding Technology Holding, Ltd.	232,450	661,357
Zig Sheng Industrial Company, Ltd.	499,665	153,416
Zinwell Corp.	236,000	221,437
Zippy Technology Corp.	89,000	98,609
ZongTai Real Estate Development Company, Ltd.	92,139	39,499
Thailand 3.0%		60,325,217
AAPICO Hitech PCL	34,300	11,674
Advanced Info Service PCL	462,091	3,068,145
Advanced Information Technology PCL	19,300	13,999
Airports of Thailand PCL	168,300	1,295,879
AJ Plast PCL (I)	93,200	15,861
Amata Corp. PCL	470,200	154,788
Ananda Development PCL	1,211,800	105,477
AP Thailand PCL	1,254,478	192,485
Asia Aviation PCL (I)	218,600	26,507
Asia Green Energy PCL	65,472	2,904
Asia Plus Group Holdings PCL	1,221,800	128,844
Asia Sermkij Leasing PCL	50,700	24,744
Asian Insulators PCL	1,650,880	70,005
Asian Phytoceuticals PCL	160,100	6,923
Bangkok Aviation Fuel Services PCL	110,125	79,111
Bangkok Bank PCL	133,605	613,445
Bangkok Chain Hospital PCL	710,825	130,881
Bangkok Dusit Medical Services PCL	1,300,700	707,592
Bangkok Expressway PCL	389,500	383,035
Bangkok Insurance PCL	11,270	112,873
Bangkok Life Assurance PCL, NVDR	317,060	433,517
Bangkokland PCL	11,453,600	456,930
Banpu PCL (L)	853,900	490,733

SEE NOTES TO FINANCIAL STATEMENTS73

	Shares	Value
Thailand (continued)
BEC World PCL	624,900	$645,036
Berli Jucker PCL	529,700	447,020
Big C Supercenter PCL	35,900	198,805
Big C Supercenter PCL, NVDR	142,400	788,109
Bumrungrad Hospital PCL	136,200	877,729
Cal-Comp Electronics Thailand PCL	3,171,692	284,917
Central Pattana PCL	707,600	888,325
Central Plaza Hotel PCL	557,100	547,853
CH Karnchang PCL	266,723	197,187
Charoen Pokphand Foods PCL	965,933	512,002
Christiani & Nielsen Thai (I)	17,200	1,631
Chularat Hospital PCL	496,500	26,595
CK Power PCL	2,733,600	195,230
COL PCL	8,000	9,262
Country Group Development PCL (I)	794,600	28,375
CP ALL PCL	1,253,500	1,783,471
CS Loxinfo PCL	101,600	17,715
Delta Electronics Thailand PCL	244,500	593,430
Demco PCL	89,600	29,996
Dhipaya Insurance PCL	130,600	139,363
Diamond Building Products PCL	411,800	53,765
DSG International Thailand PCL	317,800	45,216
Dynasty Ceramic PCL	3,177,600	317,361
E for L Aim PCL	295,400	8,571
Eastern Water Resources Development & Management PCL	517,400	165,995
Electricity Generating PCL	128,300	569,109
Energy Absolute PCL	508,600	289,453
Esso Thailand PCL (I)	1,562,900	218,008
G J Steel PCL (I)	6,082,050	39,026
G Steel PCL (I)	2,532,540	20,489
GFPT PCL	639,500	155,214
Glow Energy PCL	280,600	773,030
GMM Grammy PCL (I)	60,740	18,809
Golden Land Property Development PCL (I)	358,000	58,427
Grand Canal Land PCL	788,200	64,648
Grande Asset Hotels & Property PCL	824,985	24,857
Hana Microelectronics PCL	209,400	148,966
Home Product Center PCL (L)	3,256,312	663,163
Indorama Ventures PCL	1,037,400	630,920
Intouch Holdings PCL	284,700	611,575
IRPC PCL	5,876,500	622,980
Italian-Thai Development PCL (I)	588,976	125,699
Jasmine International PCL	2,990,700	471,403
Jay Mart PCL	227,975	54,378
Kang Yong Electric PCL	2,800	21,559
Kasikornbank PCL	388,200	1,958,352
Kasikornbank PCL, NVDR	428,600	2,155,937

74SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
KCE Electronics PCL	268,800	$391,820
KGI Securities Thailand PCL	1,053,600	96,998
Khon Kaen Sugar Industry PCL	1,427,760	141,800
Khonburi Sugar PCL	69,700	13,514
Kiatnakin Bank PCL	424,900	382,286
Krung Thai Bank PCL	2,525,350	1,282,225
Krungthai Card PCL	126,000	309,332
Land & Houses PCL	91,700	19,950
Land and Houses PCL, NVDR	1,896,600	422,242
Lanna Resources PCL	277,500	82,836
LH Financial Group PCL	1,226,400	54,400
Loxley PCL	1,275,510	99,635
LPN Development PCL	452,300	196,844
Major Cineplex Group PCL	396,800	359,771
MBK PCL	650,300	257,616
MCOT PCL	269,500	75,937
Mega Lifesciences PCL	96,600	47,161
Minor International PCL	619,045	457,656
MK Restaurants Group PCL	25,200	40,779
Modernform Group PCL	114,800	27,223
Muang Thai Insurance PCL	2,600	11,098
Nation Multimedia Group PCL	1,286,200	55,618
Noble Development PCL	37,100	11,799
Nok Airlines PCL (I)	130,500	26,395
Padaeng Industry PCL	127,600	53,753
Polyplex PCL	275,000	58,690
Pranda Jewelry PCL	214,300	28,219
Precious Shipping PCL (I)	835,400	167,802
Premier Marketing PCL	127,100	34,394
Property Perfect PCL	3,679,900	90,342
Pruksa Real Estate PCL	776,100	552,115
PTG Energy PCL	406,500	156,499
PTT Exploration & Production PCL	1,169,428	2,593,654
PTT Global Chemical PCL	745,192	1,247,357
PTT PCL	741,300	5,542,430
Quality House PCL	4,342,671	285,917
Raimon Land PCL (I)	1,761,500	53,074
Ratchaburi Electricity Generating Holding PCL	373,000	554,115
Ratchthani Leasing PCL	207,600	15,174
Regional Container Lines PCL	501,900	93,113
Robinson Department Store PCL	162,300	186,773
Rojana Industrial Park PCL	614,960	101,221
RS PCL	457,400	133,985
Saha-Union PCL	252,100	253,190
Sahaviriya Steel Industries PCL (I)	12,921,580	32,444
Samart Corp. PCL (L)	506,600	261,462
Samart I-Mobile PCL	2,540,300	115,517

SEE NOTES TO FINANCIAL STATEMENTS75

	Shares	Value
Thailand (continued)
Samart Telcoms PCL	402,500	$199,874
Sansiri PCL	5,900,909	260,104
SC Asset Corp. PCL	2,638,293	216,392
Siam Cement PCL, Foreign Shares	9,700	128,876
Siam Cement PCL, NVDR	110,800	1,485,185
Siam City Cement PCL	71,600	681,144
Siam Commercial Bank PCL	469,631	1,860,444
Siam Future Development PCL	705,643	106,304
Siam Global House PCL	350,700	102,487
Siamgas & Petrochemicals PCL	473,000	147,792
Sino-Thai Engineering & Construction PCL	436,228	310,331
SNC Former PCL	130,300	50,164
Somboon Advance Technology PCL	311,207	137,176
SPCG PCL	456,300	305,515
Sri Ayudhya Capital PCL	18,000	17,199
Sri Trang Agro-Industry PCL	632,400	206,419
Sriracha Construction PCL	188,700	129,503
Srithai Superware PCL	1,505,400	95,754
STP & I PCL	845,570	327,896
Supalai PCL	995,200	466,435
Susco PCL	437,400	35,875
SVI PCL (I)	747,928	99,738
Symphony Communication PCL	36,100	11,884
Syntec Construction PCL	640,100	50,715
Tata Steel Thailand PCL (I)	5,699,800	77,916
Thai Agro Energy PCL	55,500	4,862
Thai Airways International PCL (I)	1,172,611	333,676
Thai Carbon Black PCL (I)	174,100	109,283
Thai Central Chemical PCL	1,900	1,352
Thai Oil PCL	323,900	465,361
Thai Reinsurance PCL (I)	196,900	15,710
Thai Rung Union Car PCL	44,160	4,608
Thai Stanley Electric PCL	18,200	91,394
Thai Union Frozen Products PCL	1,130,500	548,771
Thai Vegetable Oil PCL	373,300	286,393
Thai-German Ceramic PCL	194,800	16,738
Thaicom PCL	456,700	401,340
Thanachart Capital PCL	732,800	603,086
The Bangchak Petroleum PCL	528,900	516,432
The Erawan Group PCL	301,500	31,626
Thoresen Thai Agencies PCL	1,195,437	340,172
Ticon Industrial Connection PCL	378,044	124,450
TIPCO Foods PCL (I)	125,700	44,536
Tisco Financial Group PCL	302,100	332,904
TMB Bank PCL	8,719,300	574,070
Total Access Communication PCL	377,800	708,803
Total Access Communication PCL, NVDR	106,200	199,093

76SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
TPI Polene PCL	5,738,200	$377,798
True Corp. PCL (I)	3,302,015	893,557
TTCL PCL	121,200	81,149
TTW PCL	1,268,900	403,556
Unique Engineering & Construction PCL	382,880	209,358
Univentures PCL	337,700	57,940
Vanachai Group PCL	470,480	174,568
VGI Global Media PCL	937,700	108,302
Vibhavadi Medical Center PCL	3,126,400	127,341
Vinythai PCL	100,000	25,527
Workpoint Entertainment PCL	89,140	98,851
Turkey 1.7%		35,126,083
Adana Cimento Sanayii TAS, Class A	65,311	144,281
Adel Kalemcilik Ticaret ve Sanayi AS	2,474	51,614
Afyon Cimento Sanayi TAS (I)	52,033	92,934
Akbank TAS	846,423	1,981,286
Akcansa Cimento AS	54,503	263,738
Akenerji Elektrik Uretim AS (I)	174,702	55,714
Akfen Holding AS (L)	63,702	179,520
Aksa Akrilik Kimya Sanayi AS	134,810	454,233
Aksigorta AS	39,780	24,115
Alarko Holding AS (L)	97,048	104,596
Albaraka Turk Katilim Bankasi AS	172,266	79,822
Alkim Alkali Kimya AS	2,994	12,551
Anadolu Anonim Tuerk Sigorta Sirketi	355,852	178,505
Anadolu Cam Sanayii AS (I)(L)	195,858	136,582
Anadolu Efes Biracilik Ve Malt Sanayii AS	107,041	798,329
Anadolu Hayat Emeklilik AS	76,496	135,434
Arcelik AS (L)	209,265	981,277
Aselsan Elektronik Sanayi Ve Ticaret AS	75,915	371,635
Asya Katilim Bankasi AS (I)	351,710	86,364
Aygaz AS	84,996	294,997
Bagfas Bandirma Gubre Fabrik AS	10,105	43,236
Baticim Bati Anadolu Cimento Sanayii AS	24,319	51,205
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)(L)	120,102	83,995
BIM Birlesik Magazalar AS	115,242	1,996,972
Bizim Toptan Satis Magazalari AS	22,731	87,780
Bolu Cimento Sanayii AS	90,128	159,036
Borusan Mannesmann Boru Sanayi ve Ticaret AS	60,704	123,441
Boyner Perakende Ve Tekstil Yatirimlari AS (I)	18,932	401,605
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (L)	51,264	148,886
Bursa Cimento Fabrikasi AS	9,487	13,585
Celebi Hava Servisi AS	8,476	95,913
Cimsa Cimento Sanayi VE Ticaret AS	63,643	325,620
Coca-Cola Icecek AS	26,855	332,178
Deva Holding AS (I)	39,390	47,621
Dogan Sirketler Grubu Holdings AS (I)(L)	1,172,973	209,510

SEE NOTES TO FINANCIAL STATEMENTS77

	Shares	Value
Turkey (continued)
Dogus Otomotiv Servis ve Ticaret AS	92,332	$396,278
Eczacibasi Yatirim Holding Ortakligi AS	7,623	24,774
EGE Endustri VE Ticaret AS	1,422	113,509
EGE Seramik Sanayi ve Ticaret AS	72,648	78,286
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	273,434	233,787
Enka Insaat ve Sanayi AS	116,849	199,431
Eregli Demir ve Celik Fabrikalari TAS	992,038	1,348,464
Fenerbahce Futbol ASA (I)	8,902	118,450
Ford Otomotiv Sanayi AS	55,146	558,308
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (I)	3,124	25,172
Gentas Genel Metal Sanayi ve Ticaret AS	42,086	16,045
Global Yatirim Holding AS (I)	255,987	152,038
Goldas Kuyumculuk Sanayi Ithalat ve Ihracat AS (I)	54,847	3,958
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,887	84,263
Goodyear Lastikleri Turk AS	4,166	88,540
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)(L)	45,028	37,015
GSD Holding AS (L)	245,645	106,658
Gubre Fabrikalari TAS	109,992	234,408
Hurriyet Gazetecilik ve Matbaacilik AS (I)(L)	206,839	41,922
Ihlas Holding AS (I)(L)	918,430	69,377
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	115,194	86,668
Is Finansal Kiralama AS	43,146	10,371
Is Yatirim Menkul Degerler AS	64,156	22,687
Izmir Demir Celik Sanayi AS (I)(L)	121,532	76,798
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	195,088	106,502
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	155,842	93,115
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (L)	902,612	393,600
Karsan Otomotiv Sanayii ve Ticaret AS (I)(L)	85,626	41,186
Kartonsan Karton Sanayi ve Ticaret AS (I)	434	32,203
KOC Holdings AS	133,910	522,101
Konya Cimento Sanayi AS	875	86,352
Koza Altin Isletmeleri AS	42,627	357,967
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	296,290	238,383
Mardin Cimento Sanayii ve Ticaret AS	43,329	58,386
Metro Ticari ve Mali Yatirimlar Holding AS (I)	216,810	49,935
Migros Ticaret AS (I)	24,300	142,437
NET Holding AS (I)	138,094	148,080
Netas Telekomunikasyon AS (I)(L)	27,204	102,900
Nuh Cimento Sanayi AS	31,200	100,558
Otokar Otomotiv Ve Savunma Sanayi AS (L)	10,399	273,835
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS (L)	82,216	104,423
Petkim Petrokimya Holding AS (I)	198,918	269,406
Pinar Entegre Et ve Un Sanayi AS	14,251	51,135
Pinar SUT Mamulleri Sanayii AS	13,168	94,779
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	152,516	123,170
Sekerbank TAS (I)	625,762	294,646
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	202,067

78SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Turkey (continued)
Soda Sanayii AS	136,869	$214,668
Tat Gida Sanayi AS (I)	64,827	154,896
TAV Havalimanlari Holding AS	137,855	1,112,271
Tekfen Holding AS (L)	175,320	240,680
Teknosa Ic ve Dis Ticaret AS	9,804	22,261
Tofas Turk Otomobil Fabrikasi AS	101,323	627,934
Trakya Cam Sanayi AS (L)	404,059	241,335
Tupras Turkiye Petrol Rafinerileri AS (I)	23,809	614,890
Turcas Petrol AS	113,012	60,082
Turk Hava Yollari (I)	700,419	1,938,390
Turk Telekomunikasyon AS	223,612	470,562
Turk Traktor ve Ziraat Makineleri AS	11,119	269,886
Turkcell Iletisim Hizmetleri AS	315,080	1,233,995
Turkcell Iletisim Hizmetleri AS, ADR (L)	54,101	528,026
Turkiye Garanti Bankasi AS	959,976	2,430,040
Turkiye Halk Bankasi AS	531,970	2,034,379
Turkiye Is Bankasi, Class C	709,068	1,184,959
Turkiye Sinai Kalkinma Bankasi AS	1,070,614	569,701
Turkiye Sise ve Cam Fabrikalari AS (L)	718,750	701,139
Turkiye Vakiflar Bankasi TAO, Class D	528,389	697,783
Ulker Biskuvi Sanayi AS (L)	128,521	790,790
Vestel Elektronik Sanayi ve Tracaret AS (I)	80,518	125,564
Yapi ve Kredi Bankasi AS (L)	206,225	253,993
Zorlu Enerji Elektrik Uretim AS (I)(L)	89,281	45,376
Ukraine 0.0%		447,235
Kernel Holding SA	40,520	447,235
Preferred securities 1.6%		$32,004,830
(Cost $68,458,648)
Brazil 1.5%		29,991,495
AES Tiete SA	112,106	463,985
Alpargatas SA	109,254	229,254
Banco ABC Brasil SA	90,154	225,717
Banco Bradesco SA	992,888	6,310,526
Banco Daycoval SA	90,600	216,092
Banco do Estado do Rio Grande do Sul SA, B Shares	263,200	560,996
Banco Industrial e Comercial SA (I)	117,473	263,992
Banco Pan SA	297,091	114,686
Banco Pine SA	61,628	76,129
Banco Sofisa SA	55,800	30,772
Braskem SA, A Shares	26,000	100,870
Centrais Eletricas Brasileiras SA, B Shares	123,448	255,634
Centrais Eletricas de Santa Catarina SA	7,100	24,961
Cia Brasileira de Distribuicao	31,300	548,040
Cia de Gas de Sao Paulo COMGAS, A Shares	19,333	222,828
Cia de Transmissao de Energia Eletrica Paulista	42,818	446,521
Cia Energetica de Minas Gerais	196,118	406,658

SEE NOTES TO FINANCIAL STATEMENTS79

			Shares		Value
Brazil (continued)
	Cia Energetica de Sao Paulo, B Shares		167,895		$746,735
	Cia Energetica do Ceara, A Shares		9,858		103,292
	Cia Ferro Ligas da Bahia - Ferbasa		74,676		148,255
	Cia Paranaense de Energia, B Shares		25,000		213,696
	Cia Saneamento do Parana		20,911		23,352
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (I)		136,248		438,801
	Eucatex SA Industria e Comercio		24,300		22,111
	Gerdau SA		87,188		126,215
	Gol Linhas Aereas Inteligentes SA (I)		119,800		137,418
	Itau Unibanco Holding SA		1,406,855		10,299,311
	Lojas Americanas SA		449,971		2,022,397
	Marcopolo SA		412,200		227,317
	Oi SA (I)		249,072		185,431
	Parana Banco SA		21,100		52,362
	Petroleo Brasileiro SA (I)		112,856		285,979
	Randon Participacoes SA		238,025		202,147
	Suzano Papel e Celulose SA, A Shares		305,153		1,479,214
	Telefonica Brasil SA		64,499		718,325
	Unipar Carbocloro SA		79,001		93,669
	Usinas Siderurgicas de Minas Gerais SA, A Shares		495,300		406,986
	Vale SA		400,039		1,560,821
Chile 0.0%					659,960
	Coca-Cola Embonor SA, B Shares		720		1,194
	Embotelladora Andina SA, B Shares		147,776		507,726
	Sociedad Quimica y Minera de Chile SA, B Shares		9,605		151,040
Colombia 0.1%					1,321,825
	Banco Davivienda SA		64,909		506,590
	Bancolombia SA		19,666		169,839
	Grupo Aval Acciones y Valores		1,055,702		407,820
	Grupo de Inversiones Suramericana SA		20,687		237,576
Panama 0.0%					31,550
	Avianca Holdings SA		43,023		31,550
	Rate (%)	Maturity date	Par value		Value
Corporate bonds 0.0%					$143,477
(Cost $153,294)
India 0.0%					143,477
NTPC, Ltd.	8.490	03-25-25	INR	10,988,038	143,477
			Shares		Value
Rights 0.0%					$25,915
(Cost $0)
	First Financial Holding Company, Ltd. (Expiration Date: 9-14-15; Strike Price: TWD 14.70) (I)		368,420		11,890
	Foosung Company, Ltd. (Expiration Date: 9-4-15; Strike Price: KRW 3,065.00) (I)		1,217		944
	KMC Kuei Meng International, Inc. (Expiration Date: 9-3-15; Strike Price: TWD 120.00) (I)		2,094		933

80SEE NOTES TO FINANCIAL STATEMENTS

		Shares	Value
	Oceana Group, Ltd. (Expiration Date: 9-14-15; Strike Price: ZAR 75.00) (I)	5,957	$9,749
	Solco Biomedical Company, Ltd. (Expiration Date: 9-8-15; Strike Price: KRW 797.00) (I)	7,689	1,911
	Yeong Guan Energy Technology Group Company, Ltd. (Expiration Date: 10-13-15; Strike Price: TWD 168.00) (I)	1,323	488
Warrants 0.0%			$101,835
(Cost $0)
	AirAsia X BHD (Expiration Date: 6-9-20; Strike Price: MYR 0.46) (I)	437,025	4,162
	CK Power PCL (Expiration Date: 5-29-20; Strike Price: THB 6.00) (I)	693,600	9,675
	Eastern & Oriental BHD (Expiration Date: 7-22-19; Strike Price: MYR 2.60) (I)	162,108	7,912
	Grand Canal Land PCL (Expiration Date: 7-31-18; Strike Price: THB 1.00) (I)	78,820	3,782
	Jasmine International PCL (Expiration Date: 6-25-20; Strike Price: THB 4.30) (I)	972,728	42,062
	Ju Teng International Holdings, Ltd. (Expiration Date: 10-14-16; Strike Price: HKD 4.60) (I)	122,715	3,879
	KNM Group BHD (Expiration Date: 4-21-20; Strike Price: MYR 1.00) (I)	176,042	4,820
	Matrix Concepts Holdings BHD (Expiration Date: 4-15-20) (I)(N)	47,583	4,475
	Mitrajaya Holdings BHD (Expiration Date: 8-17-20; Strike Price: MYR 1.09) (I)	5,480	404
	OSK Holdings BHD (Expiration Date: 10-17-19; Strike Price: MYR 1.80) (I)	183,286	13,528
	WCT Holdings BHD (Expiration Date: 8-20-20; Strike Price: MYR 2.08) (I)	214,069	7,136
	Yield (%)	Shares	Value
Securities lending collateral 5.2%			$104,459,662
(Cost $104,460,098)
John Hancock Collateral Trust (W)	0.1436(Y)	10,440,642	104,459,662
Short-term investments 0.1%			$2,331,918
(Cost $2,331,918)
Money market funds 0.1%			2,331,918
BlackRock Cash Funds - Prime	0.1500(Y)	2,331,918	2,331,918
Total investments (Cost $2,329,522,045)† 104.5%			$2,105,811,032
Other assets and liabilities, net (4.5%)			($91,524,303)
Total net assets 100.0%			$2,014,286,729

SEE NOTES TO FINANCIAL STATEMENTS81

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviations
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
THB	Thai Baht
TWD	Taiwan New Dollar
ZAR	South African Rand
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 8-31-15.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $2,348,857,862. Net unrealized depreciation aggregated $243,046,830, of which $373,193,023 related to appreciated investment securities and $616,239,853 related to depreciated investment securities.

82SEE NOTES TO FINANCIAL STATEMENTS

Fund's investments

International Small Company Fund

As of 8-31-15
	Shares	Value
Common stocks 99.2%		$698,077,988
(Cost $675,202,144)
Australia 5.9%		41,483,646
Acrux, Ltd.	65,374	29,412
Adelaide Brighton, Ltd.	174,860	560,794
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	43,923	94,058
Alkane Resources, Ltd. (I)	43,417	8,483
ALS, Ltd.	160,018	598,984
Altium, Ltd.	40,367	116,620
Alumina, Ltd.	427,688	398,740
AMA Group, Ltd.	47,185	19,838
Amalgamated Holdings, Ltd.	36,824	332,990
Ansell, Ltd.	55,723	883,506
AP Eagers, Ltd.	32,327	236,946
APN News & Media, Ltd. (I)	381,653	137,027
Aquarius Platinum, Ltd. (I)	621,954	78,160
ARB Corp., Ltd.	26,817	258,575
Ardent Leisure Group	7,618	13,273
Arrium, Ltd.	924,094	71,737
ASG Group, Ltd. (I)	86,185	56,305
Atlas Iron, Ltd.	124,328	2,288
Ausdrill, Ltd.	74,956	12,796
Ausenco, Ltd. (I)	38,459	10,019
AusNet Services	563,859	522,804
Austal, Ltd.	101,358	150,924
Austbrokers Holdings, Ltd.	23,825	153,172
Austin Engineering, Ltd.	8,305	2,773
Australian Agricultural Company, Ltd. (I)	159,745	151,065
Australian Pharmaceutical Industries, Ltd.	140,963	162,796
Auswide Bank, Ltd.	4,752	17,759
Automotive Holdings Group, Ltd.	84,494	246,204
AVJennings, Ltd.	46,118	21,336
AWE, Ltd. (I)	236,512	157,172
Bank of Queensland, Ltd.	61,521	554,686
BC Iron, Ltd.	46,471	7,863
Beach Energy, Ltd.	555,755	267,377
Beadell Resources, Ltd.	123,034	12,316
Bega Cheese, Ltd. (L)	45,923	147,033
BigAir, Group Ltd.	20,640	11,083
Billabong International, Ltd. (I)	284,709	131,785
Blackmores, Ltd.	4,807	358,881
BlueScope Steel, Ltd.	126,568	388,824
Boom Logistics, Ltd. (I)	42,444	3,175
Boral, Ltd.	23,886	96,034
Bradken, Ltd.	62,294	51,469

SEE NOTES TO FINANCIAL STATEMENTS1

	Shares	Value
Australia (continued)
Breville Group, Ltd.	38,634	$177,804
Brickworks, Ltd.	25,354	268,640
Brookside Energy, Ltd. (I)	43,856	31
BT Investment Management, Ltd.	27,910	190,671
Buru Energy, Ltd. (I)	53,574	14,863
Cabcharge Australia, Ltd.	50,691	112,361
Cardno, Ltd. (L)	57,039	112,959
Carnarvon Petroleum, Ltd. (I)	200,610	14,257
Carsales.com Ltd. (L)	75,520	523,608
Cash Converters International, Ltd.	130,844	41,444
Cedar Woods Properties, Ltd.	26,286	93,953
Challenger, Ltd.	225,572	1,146,064
Civmec, Ltd.	40,300	9,471
Coal of Africa, Ltd. (I)	45,649	2,253
Codan, Ltd.	27,423	16,955
Collins Foods, Ltd.	21,391	50,667
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd.	18,741	146,916
Credit Corp. Group, Ltd.	17,059	142,063
CSG, Ltd. (I)	97,322	115,893
CSR, Ltd.	208,433	460,395
CuDeco, Ltd. (I)	21,846	17,179
Cue Energy Resources, Ltd. (I)	32,865	1,641
Data#3, Ltd.	50,250	35,803
Decmil Group, Ltd.	56,553	42,857
Dick Smith Holdings, Ltd.	85,596	91,609
Domino's Pizza Enterprises, Ltd.	24,664	694,123
Downer EDI, Ltd.	177,571	457,842
Drillsearch Energy, Ltd. (I)(L)	191,020	85,198
DUET Group	682,072	1,061,579
DuluxGroup, Ltd.	180,344	722,259
DWS, Ltd.	30,461	19,779
Echo Entertainment Group, Ltd.	306,986	1,072,737
Elders, Ltd. (I)	4,065	11,535
Emeco Holdings, Ltd. (I)	145,230	6,161
Energy Resources of Australia, Ltd. (I)	93,000	23,770
Energy World Corp., Ltd. (I)	274,968	51,760
Equity Trustees, Ltd.	2,427	39,379
ERM Power, Ltd.	49,837	79,747
Ethane Pipeline Income Fund	15,720	18,941
Euroz, Ltd.	8,183	5,235
Evolution Mining, Ltd.	367,551	267,590
Fairfax Media, Ltd.	1,018,917	618,692
FAR, Ltd. (I)	83,631	4,167
Finbar Group, Ltd.	63,868	53,483
Fleetwood Corp., Ltd.	21,283	24,671
FlexiGroup, Ltd. (L)	70,555	142,019

2SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Flight Centre Travel Group, Ltd. (L)	19,267	$507,126
G8 Education, Ltd. (L)	108,843	241,238
GBST Holdings, Ltd.	13,763	44,519
Global Construction Services, Ltd. (I)	1,732	615
GrainCorp, Ltd., Class A	74,573	432,111
Grange Resources, Ltd.	51,070	3,812
Greencross, Ltd. (L)	27,841	116,165
Greenland Minerals & Energy, Ltd. (I)	39,312	0
GUD Holdings, Ltd.	36,150	228,748
GWA Group, Ltd.	99,943	188,611
Hansen Technologies, Ltd.	55,600	113,586
HFA Holdings, Ltd.	40,809	69,047
Hills, Ltd.	66,646	18,437
Horizon Oil, Ltd. (I)	443,056	25,347
Iluka Resources, Ltd.	161,341	852,190
Imdex, Ltd. (I)	37,597	5,384
IMF Bentham, Ltd.	55,901	59,043
Independence Group NL	92,773	219,330
Infigen Energy (I)	229,890	36,840
Infomedia, Ltd.	124,579	79,621
Integrated Research, Ltd.	23,574	37,136
International Ferro Metals, Ltd. (I)	9,556	132
Intrepid Mines, Ltd. (I)	8,927	731
InvoCare, Ltd.	36,462	300,768
IOOF Holdings, Ltd.	95,979	611,149
IRESS, Ltd.	48,365	325,148
iSelect, Ltd. (I)	76,116	78,458
JB Hi-Fi, Ltd. (L)	33,947	458,624
Karoon Gas Australia, Ltd. (I)	22,778	31,203
Kingsgate Consolidated, Ltd. (I)	71,822	32,803
Kingsrose Mining, Ltd. (I)	24,331	3,279
Lifestyle Communities, Ltd. (I)	11,791	21,597
Linc Energy, Ltd. (I)	105,799	10,360
Lonestar Resources, Ltd. (I)	694	3,002
M2 Group, Ltd.	57,996	377,289
MACA, Ltd.	61,677	36,586
Macmahon Holdings, Ltd. (I)	196,782	11,268
Macquarie Atlas Roads Group	162,768	395,522
Magellan Financial Group, Ltd.	38,021	517,688
Maverick Drilling & Exploration, Ltd. (I)	79,979	5,149
MaxiTRANS Industries, Ltd.	51,752	16,208
Mayne Pharma Group, Ltd. (I)	235,023	184,447
McMillan Shakespeare, Ltd.	26,544	272,226
McPherson's, Ltd.	20,700	9,865
Medusa Mining, Ltd. (I)	28,581	9,894
Melbourne IT, Ltd.	34,562	44,814
Mesoblast, Ltd. (I)	32,438	76,415

SEE NOTES TO FINANCIAL STATEMENTS3

	Shares	Value
Australia (continued)
Metals X, Ltd.	87,308	$71,163
Metcash, Ltd. (L)	331,950	256,180
Mincor Resources NL	61,262	12,851
Mineral Deposits, Ltd. (I)	34,649	15,981
Mineral Resources, Ltd.	60,275	186,797
MMA Offshore, Ltd.	118,508	41,678
Monadelphous Group, Ltd. (L)	37,640	200,605
Mortgage Choice, Ltd.	31,859	44,638
Mount Gibson Iron, Ltd.	215,287	26,758
Myer Holdings, Ltd. (L)	261,171	225,021
Mystate, Ltd.	28,572	95,569
Navitas, Ltd. (L)	89,852	254,136
Nearmap, Ltd. (I)	91,601	32,850
NetComm Wireless, Ltd. (I)	49,570	35,203
New Hope Corp., Ltd	70,203	89,010
Newsat, Ltd. (I)	230,084	18,830
NIB Holdings, Ltd.	161,321	350,567
Nick Scali, Ltd.	8,819	20,837
Nine Entertainment Company Holdings, Ltd. (L)	254,164	299,605
Noble Mineral Resources, Ltd. (I)	41,564	266
Northern Star Resources, Ltd.	224,785	325,257
NRW Holdings, Ltd.	104,637	10,062
Nufarm, Ltd.	70,236	356,588
OceanaGold Corp.	138,580	244,379
Orocobre, Ltd. (I)	3,886	4,480
Orora, Ltd.	453,044	737,170
OrotonGroup, Ltd.	5,374	8,787
OZ Minerals, Ltd.	129,377	346,929
OzForex Group, Ltd.	91,325	169,472
Pacific Brands, Ltd.	429,772	181,939
Pact Group Holdings, Ltd.	48,780	152,996
Paladin Resources, Ltd. (I)	619,892	85,858
Panoramic Resources, Ltd.	75,229	20,317
Patties Foods, Ltd.	13,226	11,103
Peet, Ltd. (L)	130,631	105,012
Perpetual, Ltd.	16,866	517,051
Perseus Mining, Ltd. (I)	159,193	43,460
Platinum Asset Mangement, Ltd.	74,461	358,547
Platinum Australia, Ltd. (I)	36,499	1,740
PMP, Ltd. (I)	35,022	13,201
Premier Investments, Ltd.	34,261	301,988
Prima BioMed, Ltd. (I)	37,664	1,330
Primary Health Care, Ltd. (L)	216,648	636,434
Prime Media Group, Ltd.	115,482	55,444
Programmed Maintenance Services, Ltd.	53,796	99,142
Qantas Airways, Ltd. (I)	44,689	106,752
Qube Holdings, Ltd.	290,641	454,631

4SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
RCG Corp., Ltd.	96,218	$89,594
RCR Tomlinson, Ltd.	53,709	79,183
Reckon, Ltd. (L)	35,555	50,585
Redflex Holdings, Ltd.	5,472	661
Regis Resources, Ltd.	142,407	147,908
Resolute Mining, Ltd. (I)	190,460	36,090
Resource Generation, Ltd. (I)	9,069	259
Retail Food Group, Ltd.	53,079	198,566
Ridley Corp., Ltd.	92,109	81,906
Ruralco Holdings, Ltd.	5,507	14,031
SAI Global, Ltd.	83,082	259,885
Salmat, Ltd.	15,825	7,082
Samson Oil & Gas, Ltd. (I)	96,490	279
Sandfire Resources NL	52,309	225,944
Saracen Mineral Holdings, Ltd. (I)	296,330	93,148
Sedgman, Ltd.	15,038	9,007
Seek, Ltd.	17,677	155,230
Select Harvests, Ltd.	24,530	210,499
Senetas Corp., Ltd. (I)	298,765	35,085
Senex Energy, Ltd. (I)	283,286	30,385
Servcorp, Ltd.	22,350	107,132
Service Stream, Ltd.	22,001	4,841
Seven Group Holdings, Ltd.	44,822	158,018
Seven West Media, Ltd. (L)	518,847	306,064
Seymour Whyte, Ltd.	6,338	5,766
Shine Corp., Ltd.	13,336	22,577
Sigma Pharmaceuticals, Ltd.	459,521	262,794
Silex Systems, Ltd. (I)	30,817	9,417
Silver Chef, Ltd.	6,663	40,295
Silver Lake Resources, Ltd. (I)	151,467	15,717
Sirtex Medical, Ltd.	21,367	524,868
SKILLED Group, Ltd.	70,249	82,866
Slater & Gordon, Ltd. (L)	110,830	257,569
SMS Management & Technology, Ltd.	29,758	95,574
Southern Cross Media Group, Ltd.	241,242	161,216
Spark Infrastructure Group	588,304	831,335
Specialty Fashion Group, Ltd.	51,331	20,452
St. Barbara, Ltd. (I)	211,766	81,559
Steadfast Group, Ltd.	69,269	75,835
Strike Energy, Ltd. (I)	39,151	2,930
STW Communications Group, Ltd.	126,543	54,920
Sundance Energy Australia, Ltd. (I)	155,670	39,840
Sundance Resources, Ltd. (I)	390,505	4,726
Sunland Group, Ltd.	38,548	43,431
Super Retail Group, Ltd. (L)	52,696	330,477
Tabcorp Holdings, Ltd.	313,261	1,033,208
Tap Oil, Ltd. (I)	77,522	15,179

SEE NOTES TO FINANCIAL STATEMENTS5

	Shares	Value
Australia (continued)
Tassal Group, Ltd.	63,712	$170,245
Technology One, Ltd.	83,098	207,758
Ten Network Holdings, Ltd. (I)	761,178	100,101
TFS Corp., Ltd. (L)	88,454	97,284
The Reject Shop, Ltd.	10,731	64,874
Thorn Group, Ltd.	42,794	76,102
Tiger Resources, Ltd. (I)	291,282	12,814
Tox Free Solutions, Ltd.	63,700	122,446
Transfield Services, Ltd. (I)	206,384	171,543
Transpacific Industries Group, Ltd.	647,737	315,501
Treasury Group, Ltd.	2,414	12,774
Treasury Wine Estates, Ltd.	38,133	161,665
Troy Resources, Ltd. (I)	49,905	9,791
UGL, Ltd.	71,910	102,260
UXC, Ltd.	141,337	111,120
Veda Group, Ltd.	294,667	437,904
Villa World, Ltd.	28,611	44,786
Village Roadshow, Ltd.	35,092	174,720
Virgin Australia Holdings, Ltd. (I)	305,078	100,807
Virgin Australia Holdings, Ltd. (I)	252,517	899
Virtus Health, Ltd.	33,061	121,380
Vision Eye Institute, Ltd. (L)	55,907	41,592
Vita Group, Ltd.	15,422	19,753
Vocus Communications, Ltd.	81,144	335,228
Watpac, Ltd.	13,238	8,331
Webjet, Ltd.	29,808	75,541
Western Areas, Ltd.	90,525	178,101
Western Desert Resources, Ltd. (I)	102,010	10,526
White Energy Company, Ltd. (I)(L)	29,677	5,290
Whitehaven Coal, Ltd. (I)(L)	267,687	221,976
WorleyParsons, Ltd.	16,165	86,350
Austria 1.2%		8,265,036
Agrana Beteiligungs AG	898	74,491
AMAG Austria Metall AG (S)	370	14,293
ams AG	28,201	1,045,652
Austria Technologie & Systemtechnik AG	17,185	272,999
BUWOG AG (I)	25,965	547,578
CA Immobilien Anlagen AG (I)	1,316	24,442
Conwert Immobilien Invest SE (I)	27,481	356,791
DO & CO AG	2,686	252,527
EVN AG	12,198	135,185
Flughafen Wien AG	1,244	113,997
Kapsch Trafficcom AG	3,279	100,113
Lenzing AG	3,979	276,336
Mayr-Melnhof Karton AG	4,203	493,512
Oesterreichische Post AG	13,032	500,820
Palfinger AG	6,629	180,161

6SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Austria (continued)
POLYTEC Holding AG	7,237	$59,846
Porr AG	4,234	113,218
Raiffeisen Bank International AG (I)	48,795	654,782
RHI AG	12,435	259,027
Rosenbauer International AG	1,492	122,210
S IMMO AG (I)	29,413	253,866
Schoeller-Bleckmann Oilfield Equipment AG	4,447	242,403
Semperit AG Holding	5,876	229,715
Strabag SE	7,289	180,620
Telekom Austria AG	28,713	178,598
UNIQA Insurance Group AG	30,018	251,055
Wienerberger AG	48,890	868,544
Zumtobel Group AG	16,055	462,255
Belgium 1.8%		12,806,549
Ablynx NV (I)	29,087	408,540
Ackermans & van Haaren NV	10,439	1,545,916
AGFA-Gevaert NV (I)	99,599	303,709
Atenor Group	177	8,200
Banque Nationale de Belgique	70	240,749
Barco NV	5,376	333,590
BHF Kleinwort Benson Group (I)	25,521	157,693
bpost SA	29,224	710,911
Cie d'Entreprises CFE	3,800	476,542
Cie Immobiliere de Belgique SA	1,065	55,334
Cie Maritime Belge SA (I)	5,192	78,535
D'ieteren SA	10,883	401,185
Deceuninck NV	28,638	75,134
Econocom Group SA	34,136	300,196
Elia System Operator SA	10,605	479,580
Euronav NV	52,820	703,810
EVS Broadcast Equipment SA	7,703	215,988
Exmar NV	14,369	163,481
Fagron	14,060	372,368
Galapagos NV (I)	12,181	735,057
Gimv NV	675	32,005
Ion Beam Applications	11,085	342,519
Kinepolis NV (L)	8,751	361,454
Lotus Bakeries SA	112	212,517
MDxHealth (I)	15,912	73,279
Melexis NV	7,395	367,176
Mobistar SA (I)	13,149	273,437
NV Bekaert SA	15,640	452,855
Nyrstar NV (I)	167,351	419,071
Picanol	1,115	66,464
Recticel SA	17,762	107,147
Resilux	531	100,628
Rezidor Hotel Group AB	34,172	141,351

SEE NOTES TO FINANCIAL STATEMENTS7

	Shares	Value
Belgium (continued)
Roularta Media Group NV (I)	668	$11,079
Sioen Industries NV	5,140	91,381
Sipef SA	1,363	65,536
Tessenderlo Chemie NV	16,640	585,771
ThromboGenics NV (I)	6,765	22,642
Umicore SA	27,119	1,082,148
Van de Velde NV	3,138	191,522
Viohalco SA (I)	18,237	40,049
Bermuda 0.3%		1,902,374
Archer, Ltd. (I)	93,726	14,537
Frontline, Ltd. (I)(L)	33,752	86,648
Golden Ocean Group, Ltd. (I)(L)	12,614	37,619
Hiscox, Ltd.	114,355	1,566,936
Hoegh LNG Holdings, Ltd.	13,024	196,634
Cambodia 0.1%		328,876
NagaCorp, Ltd.	532,000	328,876
Canada 7.4%		52,269,631
5N Plus, Inc. (I)	22,489	22,906
Absolute Software Corp.	21,703	137,417
Acadian Timber Corp.	4,303	64,924
Advantage Oil & Gas, Ltd. (I)	74,864	417,112
Aecon Group, Inc.	25,228	244,686
AG Growth International, Inc. (L)	5,100	146,999
AGF Management, Ltd., Class B	33,316	158,021
AGT Food & Ingredients, Inc.	7,314	158,944
Aimia, Inc.	45,828	399,201
Air Canada (I)	28,100	239,862
AirBoss of America Corp.	6,009	100,850
AKITA Drilling, Ltd., Class A	300	2,144
Alamos Gold, Inc., Class A (I)	105,964	436,549
Alaris Royalty Corp. (L)	8,500	173,928
Alarmforce Industries, Inc.	1,242	10,715
Alexco Resource Corp. (I)	6,700	2,088
Algoma Central Corp.	4,052	51,559
Algonquin Power & Utilities Corp.	73,062	543,133
Alterra Power Corp. (I)	16,806	5,685
Altius Minerals Corp. (L)	2,400	23,460
Altus Group, Ltd.	14,255	228,193
Americas Silver Corp. (I)	24,416	2,784
Amica Mature Lifestyles, Inc.	10,700	70,515
Andrew Peller, Ltd., Class A	1,275	17,474
Arsenal Energy, Inc.	3,793	7,064
Asanko Gold, Inc. (I)	3,731	6,126
Athabasca Oil Corp. (I)	129,752	157,801
ATS Automation Tooling Systems, Inc. (I)	34,491	356,812
AuRico Metals, Inc. (I)	46,595	26,563

8SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
AutoCanada, Inc. (L)	7,643	$174,576
Avigilon Corp. (I)(L)	14,637	154,648
Axia NetMedia Corp.	18,035	41,811
B2Gold Corp. (I)	362,053	423,808
Badger Daylighting, Ltd. (L)	15,960	251,604
Ballard Power Systems, Inc. (I)(L)	9,800	13,185
Bankers Petroleum, Ltd. (I)	126,226	225,472
Bellatrix Exploration, Ltd. (I)(L)	76,956	145,653
Birch Mountain Resources, Ltd. (I)	11,200	0
Birchcliff Energy, Ltd. (I)	39,794	208,105
Bird Construction, Inc.	16,379	150,020
Black Diamond Group, Ltd.	16,417	117,300
BlackPearl Resources, Inc. (I)(L)	135,008	90,306
BMTC Group, Inc.	3,096	36,476
Bonavista Energy Corp. (L)	37,592	116,868
Bonterra Energy Corp.	9,663	160,634
Boralex, Inc., Class A	9,400	95,458
Boulder Energy, Ltd. (I)	20,005	84,545
BRP, Inc. (I)	11,800	243,785
Calfrac Well Services, Ltd. (L)	32,048	112,056
Calian Technologies, Ltd.	4,058	54,781
Canaccord Genuity Group, Inc.	47,499	223,486
Canacol Energy, Ltd. (I)(L)	44,693	84,250
Canadian Energy Services & Technology Corp. (L)	73,452	429,345
Canadian Western Bank	29,191	548,052
Canam Group, Inc.	17,736	182,941
Canexus Corp. (L)	41,777	38,741
Canfor Corp. (I)	34,000	519,459
Canfor Pulp Products, Inc.	14,860	135,882
CanWel Building Materials Group, Ltd. (L)	11,650	49,590
Canyon Services Group, Inc. (L)	26,367	113,236
Capital Power Corp.	42,320	658,154
Capstone Infrastructure Corp.	42,892	105,632
Capstone Mining Corp. (I)	119,800	56,458
Cascades, Inc.	33,218	216,639
Cathedral Energy Services, Ltd.	11,360	15,111
Celestica, Inc. (I)	50,302	614,819
Centerra Gold, Inc.	51,049	258,039
Cequence Energy, Ltd. (I)	64,292	25,412
Cervus Equipment Corp.	3,597	37,950
Chinook Energy, Inc. (I)	38,191	21,482
Cineplex, Inc.	24,381	886,952
Clarke, Inc.	3,000	24,970
Claude Resources, Inc. (I)	80,700	37,418
Clearwater Seafoods, Inc.	5,000	42,186
Cogeco Cable, Inc.	7,133	360,066
Cogeco, Inc.	3,365	141,445

SEE NOTES TO FINANCIAL STATEMENTS9

	Shares	Value
Canada (continued)
Colliers International Group, Inc.	5,744	$250,840
Colliers International Group, Inc. (I)	6,280	276,958
COM DEV International, Ltd.	35,729	132,531
Computer Modelling Group, Ltd.	29,728	276,582
Copper Mountain Mining Corp. (I)(L)	41,468	19,858
Corby Spirit and Wine, Ltd.	3,522	52,043
Corridor Resources, Inc. (I)	11,000	4,515
Corus Entertainment, Inc., B Shares (L)	29,790	323,578
Cott Corp.	43,231	456,446
Crew Energy, Inc. (I)	62,803	213,385
Delphi Energy Corp. (I)(L)	72,367	48,956
Denison Mines Corp. (I)(L)	184,719	89,860
Detour Gold Corp. (I)	66,193	668,672
DHX Media, Ltd.	371	2,394
DirectCash Payments, Inc. (L)	5,720	58,391
Dominion Diamond Corp.	35,469	421,539
Dorel Industries, Inc., Class B	11,576	311,750
DragonWave, Inc. (I)	7,498	1,538
Dundee Precious Metals, Inc. (I)	28,124	48,954
E-L Financial Corp., Ltd.	74	38,811
Eastern Platinum, Ltd. (I)	11,202	9,111
easyhome, Ltd.	700	8,811
EcoSynthetix, Inc. (I)	3,185	3,438
Enbridge Income Fund Holdings, Inc. (L)	23,446	589,358
Endeavour Mining Corp. (I)	225,658	97,769
Endeavour Silver Corp. (I)	1,400	2,366
Endeavour Silver Corp. (I)(L)	38,410	64,815
EnerCare, Inc. (L)	24,613	261,920
Enerflex, Ltd.	34,477	331,510
Energy Fuels, Inc. (I)	4,269	14,797
Enerplus Corp. (L)	19,800	126,120
Enghouse Systems, Ltd.	7,402	286,774
Ensign Energy Services, Inc.	59,438	475,287
Epsilon Energy, Ltd. (I)(L)	16,000	35,999
Equitable Group, Inc.	3,700	156,876
Essential Energy Services, Ltd.	57,270	35,260
Evertz Technologies, Ltd.	8,428	96,093
Exchange Income Corp.	7,683	142,144
Exco Technologies, Ltd.	11,390	125,882
Exeter Resource Corp. (I)	7,379	3,141
EXFO, Inc. (I)	8	24
EXFO, Inc. (I)(L)	46	142
Extendicare, Inc. (L)	40,200	240,173
Fiera Capital Corp.	14,421	137,348
Firm Capital Mortgage Investment Corp.	1,400	13,185
First Majestic Silver Corp. (I)(L)	56,900	196,356
First National Financial Corp. (L)	4,298	66,482

10SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
FirstService Corp.	10,423	$333,510
Fortress Paper, Ltd., Class A (I)(L)	2,404	9,575
Fortuna Silver Mines, Inc. (I)	60,459	147,057
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc. (L)	4,700	37,511
Genesis Land Development Corp.	1,561	3,548
Genworth MI Canada, Inc. (L)	14,500	335,938
Gibson Energy, Inc.	46,949	692,316
Glacier Media, Inc.	8,800	6,087
Gluskin Sheff + Associates, Inc.	11,878	207,657
GMP Capital, Inc.	19,948	65,351
Golden Star Resources, Ltd. (I)	52,098	9,463
Gran Tierra Energy, Inc. (I)	131,142	325,961
Granite Oil Corp. (I)	13,335	70,851
Great Canadian Gaming Corp. (I)	21,929	306,866
Great Panther Silver, Ltd. (I)	42,634	17,183
Guardian Capital Group, Ltd., Class A	200	2,623
Guyana Goldfields, Inc. (I)	15,200	46,677
Hanfeng Evergreen, Inc. (I)	3,700	14
Heroux-Devtek, Inc. (I)	13,976	121,212
High Liner Foods, Inc.	5,179	66,922
HNZ Group, Inc.	700	8,609
Home Capital Group, Inc. (L)	6,924	144,732
Horizon North Logistics, Inc.	48,033	119,389
HudBay Minerals, Inc.	102,252	512,193
IAMGOLD Corp. (I)	179,467	301,476
IMAX Corp. (I)	20,944	656,594
Imperial Metals Corp. (I)(L)	16,200	107,992
Innergex Renewable Energy, Inc.	39,188	314,255
Interfor Corp. (I)	27,126	261,858
International Tower Hill Mines, Ltd. (I)	4,097	934
Intertape Polymer Group, Inc.	20,311	228,028
Just Energy Group, Inc. (L)	67,612	407,543
K-Bro Linen, Inc. (L)	2,733	99,797
KAB Distribution, Inc. (I)	18,405	1
Katanga Mining, Ltd. (I)	66,538	11,127
Kelt Exploration, Ltd. (I)	10,273	49,194
Killam Properties, Inc.	22,399	169,406
Kingsway Financial Services, Inc. (I)	2,175	11,259
Kinross Gold Corp. (I)	38,171	68,183
Kirkland Lake Gold, Inc. (I)	38,009	153,700
Klondex Mines, Ltd. (I)	48,400	128,763
Knight Therapeutics, Inc. (I)	4,223	22,630
Lake Shore Gold Corp. (I)	173,865	146,694
Laurentian Bank of Canada	17,271	635,651
Leon's Furniture, Ltd.	8,758	96,327
Lightstream Resources, Ltd. (L)	75,972	32,916

SEE NOTES TO FINANCIAL STATEMENTS11

	Shares	Value
Canada (continued)
Liquor Stores N.A., Ltd.	11,095	$102,044
Long Run Exploration, Ltd. (L)	54,489	18,638
Lucara Diamond Corp.	122,592	158,412
Lundin Mining Corp. (I)	69,169	235,015
MacDonald Dettwiler & Associates, Ltd.	7,493	441,344
Magellan Aerospace Corp.	6,304	80,022
Mainstreet Equity Corp. (I)	3,100	79,055
Major Drilling Group International, Inc.	32,798	100,717
Mandalay Resources Corp.	122,723	77,425
Manitoba Telecom Services, Inc. (L)	10,800	233,059
Maple Leaf Foods, Inc.	43,050	730,371
Martinrea International, Inc.	36,018	320,044
Maxim Power Corp. (I)	6,300	11,014
McCoy Global, Inc.	5,254	12,780
Mediagrif Interactive Technologies, Inc.	1,400	17,867
Medical Facilities Corp.	12,338	150,052
Melcor Developments, Ltd.	4,900	56,241
Mitel Networks Corp. (I)	24,641	181,305
Morneau Shepell, Inc.	16,455	194,118
MTY Food Group, Inc.	8,049	207,221
Mullen Group, Ltd. (L)	36,912	536,172
Nautilus Minerals, Inc. (I)	20,040	5,331
Nevada Copper Corp. (I)	6,158	4,774
Nevsun Resources, Ltd.	99,555	298,907
New Flyer Industries, Inc.	18,787	272,894
New Gold, Inc (I)	97,944	225,578
Newalta Corp.	21,912	221,518
Norbord, Inc.	15,349	252,122
North American Energy Partners, Inc.	3,335	7,732
Northern Dynasty Minerals, Ltd. (I)(L)	6,576	2,999
Northland Power, Inc. (L)	38,411	479,408
NuVista Energy, Ltd. (I)	60,998	263,818
Ovivo, Inc. (I)	1,851	2,110
Painted Pony Petroleum, Ltd. (I)	41,686	218,950
Pan American Silver Corp. (L)	58,699	407,359
Parex Resources, Inc. (I)	54,555	376,113
Parkland Fuel Corp. (L)	31,002	535,159
Pason Systems, Inc.	25,154	391,956
Pengrowth Energy Corp. (L)	88,230	129,434
Penn West Petroleum, Ltd. (L)	104,558	81,860
Perpetual Energy, Inc. (I)(L)	30,632	19,558
PHX Energy Services Corp. (L)	11,019	37,942
Pilot Gold, Inc. (I)	4,070	1,299
Pizza Pizza Royalty Corp.	12,047	126,092
Platinum Group Metals, Ltd. (I)	11,200	2,895
Points International, Ltd. (I)	3,410	31,104
Polymet Mining Corp. (I)(L)	20,250	18,471

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Precision Drilling Corp.	127,155	$612,772
Premium Brands Holdings Corp.	8,321	197,905
Primero Mining Corp. (I)	74,190	214,856
Pulse Seismic, Inc. (L)	28,891	58,195
QLT, Inc. (I)	8,200	28,235
Questerre Energy Corp., Class A (I)	26,400	4,214
RB Energy, Inc. (I)	50,909	25
Redknee Solutions, Inc. (I)	36,800	108,531
Reitmans Canada, Ltd.	1,503	6,580
Reitmans Canada, Ltd., Class A	24,570	108,320
Richelieu Hardware, Ltd.	6,146	310,897
Richmont Mines, Inc. (I)	25,120	63,201
RMP Energy, Inc. (I)	49,317	68,225
Rock Energy, Inc. (I)	21,473	29,379
Rocky Mountain Dealerships, Inc. (L)	6,328	33,093
Rogers Sugar, Inc. (L)	36,909	121,758
RONA, Inc.	50,950	549,932
Rubicon Minerals Corp. (I)(L)	21,100	16,840
Russel Metals, Inc. (L)	27,807	467,325
Sabina Gold & Silver Corp. (I)	8,968	2,301
Sandstorm Gold, Ltd. (I)	54,352	148,728
Sandvine Corp. (I)	72,744	178,045
Savanna Energy Services Corp.	34,333	45,930
Sears Canada, Inc. (L)	10,168	63,763
Secure Energy Services, Inc. (L)	48,545	392,980
SEMAFO, Inc. (I)	107,182	265,592
ShawCor, Ltd.	24,072	536,113
Sherritt International Corp. (L)	138,942	127,789
Sienna Senior Living, Inc.	14,933	180,136
Sierra Wireless, Inc. (I)	14,149	317,315
Silver Standard Resources, Inc. (I)(L)	34,453	221,813
Solium Capital, Inc. (I)(L)	13,429	79,108
Sprott Resource Corp. (I)(L)	45,670	23,606
Sprott, Inc. (L)	61,751	105,609
Spyglass Resources Corp.	39,338	4,934
St Andrew Goldfields, Ltd. (I)	15,500	3,652
Stantec, Inc.	23,758	556,921
Stella-Jones, Inc.	19,507	662,787
Stornoway Diamond Corp. (I)	2,566	1,521
Strad Energy Services, Ltd.	8,902	18,202
Street Capital Group, Inc. (I)	13,900	20,708
Stuart Olson Inc	7,100	31,301
Student Transportation of America, Ltd. (L)	31,813	131,305
SunOpta, Inc. (I)	24,962	221,577
Superior Plus Corp. (L)	49,500	431,940
Surge Energy, Inc. (L)	105,898	243,092
TAG Oil, Ltd. (I)(L)	20,222	15,525

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Canada (continued)
Tahoe Resources, Inc.	42,299	$353,671
Taseko Mines, Ltd. (I)	58,536	28,032
Tembec, Inc. (I)	40,748	30,973
Teranga Gold Corp. (I)	147,103	64,940
The Descartes Systems Group, Inc. (I)	12,232	211,615
The North West Company, Inc.	20,337	418,767
Timmins Gold Corp. (I)	66,972	18,072
TMX Group, Ltd.	11,500	425,262
TORC Oil & Gas, Ltd. (L)	48,413	229,259
Toromont Industries, Ltd.	29,693	790,850
Torstar Corp., Class B	32,264	97,361
Total Energy Services, Inc.	13,739	156,647
TransAlta Corp. (L)	93,115	465,717
TransAlta Renewables, Inc. (L)	18,529	155,206
Transcontinental, Inc., Class A	28,987	316,178
TransForce, Inc.	34,498	620,943
TransGlobe Energy Corp.	35,327	121,373
Transition Therapeutics, Inc. (I)	3,200	7,139
Trican Well Service, Ltd.	54,044	75,586
Trilogy Energy Corp. (L)	10,100	36,927
Trinidad Drilling, Ltd.	88,733	186,153
Twin Butte Energy, Ltd.	120,335	35,672
UEX Corp. (I)	14,600	1,998
Uni-Select, Inc.	7,664	336,654
Valener, Inc.	16,183	206,162
Vecima Networks, Inc.	2,921	20,982
Wajax Corp. (L)	7,847	136,887
Wesdome Gold Mines, Ltd. (I)	11,600	8,376
Western Energy Services Corp.	33,226	139,410
Western Forest Products, Inc.	155,953	224,043
WestJet Airlines, Ltd.	600	10,946
Westport Innovations, Inc. (I)(L)	2,300	8,142
Westshore Terminals Investment Corp.	21,806	439,070
Whistler Blackcomb Holdings, Inc.	13,451	228,818
Whitecap Resources, Inc. (L)	78,439	676,712
Wi-Lan, Inc. (L)	55,498	113,476
Winpak, Ltd.	11,045	335,565
WSP Global, Inc.	6,081	195,058
Xtreme Drilling and Coil Services Corp. (I)	12,048	16,484
Yangarra Resources, Ltd. (I)	16,100	12,115
Yellow Pages, Ltd. (I)	13,518	185,672
Zargon Oil & Gas, Ltd. (L)	10,661	14,586
ZCL Composites, Inc.	14,430	62,849
Zenith Epigenetics Corp. (I)	5,300	1,732
China 0.1%		1,027,163
Aupu Group Holding Company, Ltd.	164,000	44,833
Bund Center Investment, Ltd.	222,000	27,843

14SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
China Chuanglian Education Group, Ltd. (I)	948,000	$30,578
China Gold International Resources Corp., Ltd. (I)(L)	100,028	143,701
Delong Holdings, Ltd. (I)	45,500	3,189
FIH Mobile, Ltd.	1,015,000	451,629
Joyou AG (I)	1,116	155
Sino Grandness Food Industry Group, Ltd. (I)	121,000	25,732
Xinyi Solar Holdings, Ltd.	900,000	299,503
Cyprus 0.0%		200,422
Deep Sea Supply PLC	41,514	11,034
ProSafe SE	65,503	176,293
Songa Offshore SE (I)	116,735	13,095
Denmark 1.8%		12,691,361
ALK-Abello A/S	2,387	289,248
Alm Brand A/S	33,471	200,103
Ambu A/S, Class B (L)	10,856	334,153
Bang & Olufsen A/S (I)(L)	12,344	86,920
Bavarian Nordic A/S (I)	11,114	498,477
Brodrene Hartmann A/S	1,444	51,117
D/S Norden A/S (I)(L)	8,518	200,787
DFDS A/S	2,228	363,620
FLSmidth & Company A/S	18,972	718,091
Fluegger A/S, B Shares	225	12,817
Genmab A/S (I)	13,165	1,177,589
GN Store Nord A/S	49,664	891,930
Gronlandsbanken A/S	20	1,839
H+H International A/S (I)	5,734	49,500
H. Lundbeck A/S (I)	15,387	478,866
Harboes Bryggeri A/S, Class B	1,452	21,709
IC Group A/S	3,014	77,008
Jeudan A/S (I)	492	55,437
Jyske Bank A/S (I)	19,610	1,094,900
NKT Holding A/S	8,630	467,304
Nordjyske Bank A/S	1,190	20,842
Parken Sport & Entertainment A/S (I)	864	7,511
PER Aarsleff A/S, Class B	924	337,845
Ringkjoebing Landbobank A/S	1,423	319,863
Rockwool International A/S, B Shares	2,364	322,026
Royal Unibrew A/S	16,190	537,502
RTX A/S	2,982	39,492
Santa Fe Group A/S (I)	5,870	41,583
Schouw & Company A/S	5,593	310,393
SimCorp A/S	12,962	620,694
Solar A/S, B Shares	2,890	185,867
Spar Nord Bank A/S	31,135	369,064
Sydbank A/S	27,014	1,026,891
TDC A/S	26,825	169,596

SEE NOTES TO FINANCIAL STATEMENTS15

	Shares	Value
Denmark (continued)
TK Development A/S (I)(L)	41,057	$54,524
Topdanmark A/S (I)	29,280	814,731
United International Enterprises	636	102,934
Vestjysk Bank A/S (I)	3,265	4,746
William Demant Holdings A/S (I)	3,079	251,035
Zealand Pharma A/S (I)	4,217	82,807
Faroe Islands 0.1%		342,332
Bakkafrost P/F	11,285	342,332
Finland 2.6%		17,943,170
Ahlstrom OYJ	2,379	20,729
Aktia Bank OYJ	7,313	86,710
Alma Media OYJ (I)	11,325	37,486
Amer Sports OYJ	44,625	1,221,532
Apetitt OYJ	930	13,859
Aspo OYJ	8,100	60,812
Atria OYJ	2,503	24,947
BasWare OYJ	2,950	132,115
Biotie Therapies OYJ (I)	35,851	7,536
Cargotec OYJ, B Shares	13,494	427,063
Caverion Corp.	43,708	455,261
Citycon OYJ	154,339	387,457
Cramo OYJ	10,526	213,359
Digia OYJ	2,622	16,549
Elektrobit OYJ	21,019	110,427
Elisa OYJ	54,577	1,816,085
F-Secure OYJ	42,394	116,036
Finnair OYJ (I)	35,466	115,442
Finnlines OYJ (I)	2,378	41,536
Fiskars OYJ ABP (L)	11,949	244,515
HKScan OYJ, A Shares	15,585	72,771
Huhtamaki OYJ	32,664	1,061,937
Ilkka-Yhtyma OYJ	2,083	5,094
Kemira OYJ	44,311	526,360
Kesko OYJ, A Shares	3,737	125,024
Kesko OYJ, B Shares	24,623	884,487
Konecranes OYJ (L)	18,010	567,966
Lassila & Tikanoja OYJ	14,089	259,370
Lemminkainen OYJ (I)	1,173	15,721
Metsa Board OYJ	88,841	544,996
Metso OYJ (L)	22,729	559,933
Neste OYJ	29,976	768,481
Nokian Renkaat OYJ	45,411	1,223,939
Okmetic OYJ	2,212	16,346
Olvi OYJ, A Shares	5,156	133,063
Oriola-KD OYJ, B Shares (I)	49,766	239,403
Orion OYJ, Class A	8,650	340,972

16SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Finland (continued)
Orion OYJ, Class B	33,188	$1,312,747
Outokumpu OYJ (I)(L)	82,600	354,221
Outotec OYJ (L)	74,258	431,116
PKC Group OYJ	9,817	190,090
Ponsse OYJ	1,465	24,337
Poyry OYJ (I)	12,889	48,654
Raisio OYJ	49,604	231,213
Ramirent OYJ	29,403	238,002
Rapala VMC OYJ	617	3,424
Revenio Group OYJ	1,456	36,566
Sanoma OYJ (L)	24,149	89,938
Stockmann OYJ ABP, B Shares (I)(L)	7,056	65,961
Stockmann OYJ ABP, Series A (I)	1,949	16,379
Talvivaara Mining Company PLC (I)	90,559	3,079
Technopolis OYJ	41,860	165,891
Teleste OYJ	1,377	12,031
Tieto OYJ	24,201	619,476
Tikkurila OYJ	14,464	251,431
Uponor OYJ	26,344	423,311
Vaisala OYJ, A Shares	3,370	89,458
Valmet OYJ	13,406	134,808
YIT OYJ (L)	52,763	305,718
France 4.6%		32,270,881
ABC Arbitrage	1,775	9,638
Actia Group	4,194	27,496
Air France-KLM (I)(L)	63,435	439,078
Akka Technologies SA	4,042	133,195
Albioma SA	8,111	138,222
Altamir	3,756	44,938
Alten SA	12,202	580,338
Altran Technologies SA	63,256	707,576
APRIL SA	6,582	91,745
Archos SA (I)	432	871
Arkema SA	27,016	1,903,090
Assystem SA	4,749	90,799
Aubay	2,137	37,079
Audika Groupe	166	3,277
Axway Software SA	2,311	59,332
Bastide le Confort Medical	507	11,339
Beneteau SA	16,480	243,785
BioMerieux	5,209	590,375
Boiron SA	3,395	361,931
Bonduelle S.C.A	6,518	181,799
Bongrain SA	1,568	101,451
Burelle SA	138	98,339
Catering International Services	1,089	20,780
Cegedim SA (I)	2,125	92,796

SEE NOTES TO FINANCIAL STATEMENTS17

	Shares	Value
France (continued)
Cegid Group SA	2,236	$99,326
CGG SA (I)(L)	23,502	112,287
Chargeurs SA	8,457	72,370
Cie des Alpes	4,221	84,074
Derichebourg SA	53,375	175,167
Devoteam SA	2,216	64,221
Eiffage SA	18,176	1,164,550
Electricite de Strasbourg SA	142	17,579
Eramet (I)(L)	595	33,700
Esso SA Francaise	1,526	106,711
Etablissements Maurel et Prom SA (I)	38,605	203,169
Euler Hermes Group	4,226	435,443
Euro Disney SCA (I)	34,160	52,097
Exel Industries SA, A Shares	185	10,377
Faiveley Transport SA	2,283	238,037
Faurecia	24,148	868,263
Fimalac	2,383	204,632
Fleury Michon SA	344	24,842
GameLoft SA (I)	22,556	87,852
Gaumont SA	489	25,143
Gaztransport Et Technigaz SA (L)	7,412	384,978
GEA	126	10,879
GL Events SA	3,931	86,340
Groupe Crit	1,384	75,322
Groupe Fnac (I)	3,955	225,525
Groupe Gorge	1,934	52,756
Groupe Open	977	12,889
Guerbet SA	2,149	153,700
Haulotte Group SA	6,423	118,093
Havas SA	30,796	259,774
Hi-Media SA (I)	1,196	11,323
HiPay Group SA (I)	1,631	18,137
Imerys SA	6,685	459,796
Interparfums SA	4,049	113,020
Ipsen SA	13,534	907,629
IPSOS	14,479	329,798
Jacquet Metal Service	6,226	101,012
Korian SA	16,115	564,056
Lagardere SCA	50,311	1,367,584
Laurent-Perrier	809	72,693
Le Noble Age (I)	1,354	31,921
Lectra	10,636	124,171
Linedata Services	1,196	38,767
LISI	8,187	237,019
Maisons France Confort	1,083	48,774
Manitou BF SA	5,179	99,958
Manutan International	908	48,398

18SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Mersen	3,879	$87,841
METabolic EXplorer SA (I)	11,208	43,280
Metropole Television SA	21,951	424,476
MGI Coutier	4,649	70,075
Montupet	2,995	215,279
Naturex (L)	2,783	214,930
Neopost SA	12,538	432,104
Nexans SA (I)	16,654	650,135
Nexity SA	13,545	605,153
NextRadioTV	2,941	120,835
NRJ Group (I)	5,042	46,989
Oeneo SA	2,420	17,948
Onxeo (I)	2,056	9,190
Orpea	13,169	1,013,172
Paris Orleans (L)	5,170	153,695
Parrot SA (I)	3,625	153,846
Pierre & Vacances SA (I)	2,089	67,231
Plastic Omnium SA	25,691	663,244
Plastivaloire	180	13,459
PSB Industries SA	506	29,840
Rallye SA	10,422	254,786
Recylex SA (I)	2,379	3,862
Rexel SA	47,957	734,657
Robertet SA	258	62,590
Rubis SCA	15,869	1,122,302
Saft Groupe SA	12,851	469,457
Samse SA	285	38,091
Sartorius Stedim Biotech	1,608	514,707
SEB SA	9,039	839,911
Seche Environnement SA	1,987	70,381
Sequana SA (I)	13,574	67,093
Societe Internationale de Plantations d'Heveas SA	288	8,932
Societe Marseillaise du Tunnel Prado-Carenage SA	219	7,855
Societe Television Francaise 1	52,257	838,132
SOITEC (I)(L)	88,803	57,572
Solocal Group (I)(L)	492,385	181,255
Somfy SA	417	128,571
Sopra Steria Group	6,471	681,502
Stallergenes SA	455	26,992
Ste Industrielle d'Aviation Latecoere SA (I)	5,781	24,253
Stef SA	1,579	108,499
Store Electronic (I)	124	1,714
Synergie SA	3,628	98,469
Technicolor SA	110,597	819,596
Teleperformance	23,750	1,669,678
Tessi SA	606	68,894
TFF Group	88	9,899

SEE NOTES TO FINANCIAL STATEMENTS19

	Shares	Value
France (continued)
Theolia SA (I)	62,327	$38,396
Thermador Groupe	1,127	101,226
Touax SA	271	4,331
Trigano SA	3,960	166,054
UBISOFT Entertainment (I)	42,866	801,682
Union Financiere de France Banque SA	1,403	38,225
Valneva SE (I)	9,551	38,940
Vetoquinol SA	1,285	56,197
Vicat SA	7,176	482,380
Viel & Compagnie SA	6,888	23,571
Vilmorin & Compagnie SA	2,556	197,514
Virbac SA	1,518	347,968
VM Materiaux SA	539	16,345
Vranken-Pommery Monopole Group SA	407	12,259
Gabon 0.0%		46,224
Total Gabon	211	46,224
Georgia 0.1%		341,557
Bank of Georgia Holdings PLC	12,888	341,557
Germany 6.4%		45,108,994
Aareal Bank AG	26,494	984,315
Adler Modemaerkte AG	2,325	28,421
ADVA Optical Networking SE (I)	19,803	205,038
Air Berlin PLC (I)	5,366	6,592
AIXTRON SE (I)(L)	17,077	108,949
Aixtron SE, ADR (I)(L)	3,360	21,370
Allgeier SE	2,463	46,554
Amadeus Fire AG	2,431	228,713
Atoss Software AG	232	12,446
Aurubis AG	14,988	992,257
Axel Springer SE	15,538	939,128
Balda AG	3,880	10,657
Basler AG	410	22,598
Bauer AG	4,872	88,033
BayWa AG	6,577	221,967
Bechtle AG	6,895	594,704
Bertrandt AG	2,054	222,690
Bijou Brigitte AG	1,995	119,002
Bilfinger SE (L)	19,225	770,624
Biotest AG	2,718	62,702
Borussia Dortmund GmbH & Company KGaA	37,982	179,181
CANCOM SE (L)	6,536	220,187
Carl Zeiss Meditec AG	13,450	356,815
CENIT AG	4,392	84,723
CENTROTEC Sustainable AG	4,066	64,380
Cewe Stiftung & Company KGAA	2,665	140,269
comdirect bank AG	14,328	159,060

20SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
CompuGroup Medical AG	10,601	$325,199
Constantin Medien AG (I)	7,438	14,007
CropEnergies AG (I)	7,965	32,201
CTS Eventim AG & Company KGaA	16,927	590,444
Data Modul AG	635	22,791
DEAG Deutsche Entertainment AG	2,850	19,137
Delticom AG	3,267	80,510
Deutsche Beteiligungs AG	222	6,838
Deutz AG	43,882	256,743
Dialog Semiconductor PLC (I)	30,116	1,440,064
Dic Asset AgDIC Asset AG	18,778	170,446
DMG Mori AG	28,236	1,080,258
Dr Hoenle AG	1,598	45,730
Draegerwerk AG & Company KGaA	1,563	121,795
Drillisch AG	19,160	862,184
Duerr AG	9,598	740,536
Eckert & Ziegler AG	2,133	49,959
Elmos Semiconductor AG	5,362	94,570
ElringKlinger AG	12,783	305,594
Euromicron AG (I)	2,304	22,971
Evotec AG (I)(L)	36,504	154,444
Fielmann AG	6,668	438,992
First Sensor AG (I)	680	9,431
Francotyp-Postalia Holding AG	2,607	12,747
Fraport AG Frankfurt Airport Services Worldwide	17,949	1,082,626
Freenet AG	49,443	1,568,211
Fuchs Petrolub SE	3,553	138,733
Gerresheimer AG	12,475	899,135
Gerry Weber International AG	7,054	155,954
Gesco AG	1,342	102,901
GFK AG	6,045	237,037
GFT Technologies AG	7,250	174,860
Grammer AG	5,899	141,019
GRENKELEASING AG	3,059	503,053
H&R AG (I)	5,410	47,929
Hamburger Hafen und Logistik AG	11,487	209,110
Heidelberger Druckmaschinen AG (I)(L)	115,600	279,658
HOCHTIEF AG	2,945	248,286
Homag Group AG	2,213	88,882
Hornbach Baumarkt AG	3,089	116,616
Indus Holding AG	10,809	505,459
Init Innovation In Traffic Systems AG	1,525	38,989
Intershop Communications AG (I)	2,654	3,659
Isra Vision AG	1,585	95,096
IVU Traffic Technologies AG	5,399	24,168
Jenoptik AG	23,113	311,328
KION Group AG (I)	16,157	717,148

SEE NOTES TO FINANCIAL STATEMENTS21

	Shares	Value
Germany (continued)
Kloeckner & Company SE (L)	44,926	$406,305
Koenig & Bauer AG (I)	6,623	202,644
Kontron AG (I)	25,364	88,995
Krones AG	5,585	596,817
KSB AG	73	33,694
KUKA AG (L)	11,114	882,404
KWS Saat AG	973	318,378
Lanxess AG	37,331	1,892,834
LEG Immobilien AG (I)	22,176	1,662,461
Leifheit AG	727	36,089
Leoni AG	14,467	875,584
LPKF Laser & Electronics AG (L)	8,835	82,958
Manz AG (I)(L)	1,315	91,579
MasterFlex AG (I)	414	3,064
Mediclin AG (I)	8,179	32,416
Medigene AG (I)	843	7,152
MLP AG	26,002	116,506
MTU Aero Engines Holding AG	13,534	1,211,188
MVV Energie AG	1,699	40,529
Nemetschek AG	8,720	304,607
Nexus AG	1,186	22,172
Nordex SE (I)	26,497	759,361
Norma Group SE	14,058	691,404
OHB SE	2,619	51,773
Osram Licht AG	28,740	1,516,940
Paion AG (I)	12,721	32,848
Patrizia Immobilien AG (I)	15,562	364,961
Pfeiffer Vacuum Technology AG	4,627	489,588
PNE Wind AG (I)	22,791	53,199
PSI AG (I)	2,339	30,594
Puma SE	979	195,832
PVA TePla AG (I)	1,400	4,038
QSC AG	42,179	81,246
R Stahl AG	823	32,456
Rational AG	1,048	430,561
Rheinmetall AG	16,889	1,039,477
Rhoen-Klinikum AG	22,207	595,259
SAF-Holland SA	18,672	264,370
Salzgitter AG	17,399	540,011
Schaltbau Holding AG	2,428	131,900
SGL Carbon SE (L)	15,924	257,571
SHW AG	2,463	87,677
Singulus Technologies AG (I)	27,287	23,501
Sixt SE	6,249	279,890
SKW Stahl-Metallurgie Holding AG (I)	2,060	10,595
SMA Solar Technology AG (I)	4,351	169,365
SMT Scharf AG (I)	1,261	20,212

22SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
Softing AG	2,069	$26,654
Software AG	24,645	679,281
Solarworld AG (I)	90	1,480
STADA Arzneimittel AG	26,709	916,572
Stroeer Media AG	8,288	486,743
Suedzucker AG (L)	36,547	532,339
Surteco SE	1,666	36,173
Suss Microtec AG (I)	10,574	62,120
Syzygy AG	4,636	47,445
TAG Immobilien AG	42,783	489,195
Takkt AG	12,912	263,311
Technotrans AG	3,217	55,609
Tom Tailor Holding AG (I)	5,865	51,212
Tomorrow Focus AG	7,724	26,541
TUI AG	55,781	996,625
VERBIO Vereinigte BioEnergie AG (I)	9,607	45,054
Vossloh AG (I)	3,813	276,124
VTG AG	6,856	184,644
Wacker Chemie AG	5,098	438,698
Wacker Neuson SE	10,607	176,635
Washtec AG	4,717	123,261
Wincor Nixdorf AG	10,573	448,752
XING AG	1,001	202,698
Gibraltar 0.1%		581,171
888 Holdings PLC	55,416	138,135
Bwin.Party Digital Entertainment PLC	248,582	443,036
Greece 0.0%		83
Alapis Holding Industrial and Commercial SA of Pharmaceutical (I)	1,810	83
TT Hellenic Postbank SA (I)	20,725	0
Guernsey, Channel Islands 0.0%		25,852
Raven Russia, Ltd.	39,227	25,852
Hong Kong 3.3%		23,166,407
ABC Communications Holdings, Ltd. (I)	696,000	20,146
Aeon Stores Hong Kong Company, Ltd.	22,000	22,302
Agritrade Resources, Ltd.	210,000	47,398
Alco Holdings, Ltd.	54,000	14,352
Allied Group, Ltd.	18,000	85,778
Allied Properties HK, Ltd.	726,000	152,622
Anxian Yuan China Holdings, Ltd. (I)	600,000	9,991
APAC Resources, Ltd. (I)	147,812	1,599
Applied Development Holdings, Ltd. (I)	350,000	11,349
APT Satellite Holdings, Ltd.	153,000	111,487
Asia Financial Holdings, Ltd.	94,000	38,252
Asia Satellite Telecom Holdings Company, Ltd.	38,220	69,704
Asia Standard International Group, Ltd.	354,000	67,768

SEE NOTES TO FINANCIAL STATEMENTS23

	Shares	Value
Hong Kong (continued)
ASM Pacific Technology, Ltd.	54,400	$421,498
Associated International Hotels, Ltd.	26,000	77,324
Auto Italia Holdings (I)	950,000	38,014
Bonjour Holdings, Ltd.	635,000	29,883
Bossini International Hldg	246,000	21,271
Bright Smart Securities & Commodities Group, Ltd.	244,000	64,761
Brockman Mining, Ltd. (I)	855,430	19,611
Burwill Holdings, Ltd. (I)	1,604,000	61,055
Cafe de Coral Holdings, Ltd.	128,000	407,236
CCT Fortis Holdings, Ltd.	72,000	7,529
CEC International Holdings, Ltd.	70,000	13,633
Century City International Holdings, Ltd.	452,000	31,494
Champion Technology Holdings, Ltd. (I)	494,000	8,467
Chen Hsong Holdings	40,000	9,499
Cheung Wo International Holdings, Ltd. (I)	210,000	25,205
Chevalier International Holdings, Ltd.	48,000	92,945
China Daye Non-Ferrous Metals Mining, Ltd. (I)	2,004,000	38,246
China Energy Development Holdings, Ltd. (I)	3,364,000	58,704
China Environmental Energy Investment, Ltd.	1,000,000	19,085
China Flavors & Fragrances Company, Ltd.	68,000	17,500
China Metal International Holdings, Inc.	150,000	42,437
China Public Procurement, Ltd. (I)	3,312,000	50,414
China Renji Medical Group, Ltd. (I)	157,500	2,814
China Smarter Energy Group Holdings, Ltd. (I)	1,220,000	140,039
China Solar Energy Holdings, Ltd. (I)	127,000	2,950
China Star Entertainment, Ltd.	6,150,000	45,225
China Strategic Holdings, Ltd. (I)	1,372,500	38,336
China Ting Group Holdings, Ltd. (I)	384,000	38,586
Chow Sang Sang Holdings International, Ltd.	136,000	267,767
Chu Kong Shipping Enterprise Group Company, Ltd.	164,000	48,026
Chuang's Consortium International, Ltd.	332,021	39,495
CITIC Telecom International Holdings, Ltd.	573,000	183,190
CK Life Sciences International Holdings, Inc.	1,270,000	108,216
Continental Holdings, Ltd. (I)	510,000	8,678
Convenience Retail Asia, Ltd.	68,000	35,087
Convoy Financial Holdings, Ltd. (I)	630,000	40,604
CP Lotus Corp. (I)	280,000	6,322
Crocodile Garments (I)	185,000	26,489
Cross-Harbour Holdings, Ltd.	22,000	26,989
CSI Properties, Ltd	2,266,333	72,827
CST Mining Group, Ltd. (I)	2,711,040	29,694
Dah Sing Banking Group, Ltd.	196,848	371,641
Dah Sing Financial Holdings, Ltd.	94,344	513,895
Dan Form Holdings Company, Ltd.	66,000	10,487
Dickson Concepts International, Ltd.	94,000	34,575
DMX Technologies Group, Ltd.	34,000	2,626
Dorsett Hospitality International, Ltd.	299,000	56,714

24SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Eagle Nice International Holdings, Ltd.	46,000	$9,489
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Capital Group, Ltd. (L)	1,071,000	79,933
Emperor Entertainment Hotel, Ltd.	215,000	42,180
Emperor International Holdings, Ltd.	492,250	96,808
Emperor Watch & Jewellery, Ltd.	1,900,000	68,651
ENM Holdings, Ltd. (I)	60,000	3,058
EPI Holdings, Ltd. (I)	159,000	8,208
Esprit Holdings, Ltd.	821,650	689,312
eSun Holdings, Ltd. (I)	113,000	10,203
Fairwood Holdings, Ltd.	29,500	82,087
Far East Consortium International, Ltd.	489,116	196,028
First Pacific Company, Ltd.	410,000	267,049
First Shanghai Investments, Ltd.	424,000	61,731
Fountain SET Holdings, Ltd.	368,000	39,843
Fullshare Holdings, Ltd. (I)	1,560,000	233,409
Future Bright Holdings, Ltd.	162,000	19,168
G-Resources Group, Ltd.	10,033,800	267,386
GCL New Energy Holdings, Ltd. (I)	1,566,000	94,939
Get Nice Holdings, Ltd.	2,426,000	84,465
Giordano International, Ltd.	493,708	268,875
Global Brands Group Holding, Ltd. (I)	2,394,000	453,502
Glorious Sun Enterprises, Ltd.	196,000	34,134
Gold Peak Industries Holding, Ltd.	90,000	9,744
Guangnan Holdings, Ltd.	108,000	15,454
Guoco Group, Ltd.	4,000	43,530
Guotai Junan International Holdings, Ltd. (L)	911,600	238,396
Haitong International Securities Group, Ltd.	575,040	292,862
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hanny Holdings, Ltd.	1,130,000	17,632
Hao Tian Development Group, Ltd. (I)	352,000	19,726
Harbour Centre Development, Ltd.	37,500	63,292
Heng Fai Enterprises, Ltd. (I)	320,000	9,060
HKR International, Ltd.	393,600	178,746
HNA International Investment Holdings, Ltd. (I)	556,000	25,798
Hong Kong Aircraft Engineering Company, Ltd.	13,600	120,542
Hong Kong Ferry Holdings Company, Ltd.	46,000	54,121
Hong Kong Television Network, Ltd. (I)	31,000	6,826
Hong Kong Television Network, Ltd., ADR	1,717	7,503
Hongkong Chinese, Ltd.	224,000	35,823
Hop Hing Group Holdings, Ltd.	920,000	11,868
Hopewell Holdings, Ltd.	232,500	794,693
Hsin Chong Construction Group, Ltd.	920,000	111,423
Hung Hing Printing Group, Ltd.	76,216	9,428
Hutchison Telecommunications Hong Kong Holdings, Ltd.	558,000	224,997
I-CABLE Communications, Ltd. (I)	332,000	21,844
Imagi International Holdings, Ltd. (I)	3,127,500	54,013

SEE NOTES TO FINANCIAL STATEMENTS25

	Shares	Value
Hong Kong (continued)
Integrated Waste Solutions Group Holdings, Ltd. (I)	432,000	$9,577
International Standard Resources Holdings, Ltd. (I)	900,000	18,184
iOne Holdings, Ltd. (I)	980,000	49,459
IPE Group, Ltd.	220,000	34,029
IRC, Ltd. (I)	864,666	33,475
IT, Ltd.	234,808	63,331
ITC Corp., Ltd.	256,000	23,445
Johnson Electric Holdings, Ltd.	140,500	486,556
K Wah International Holdings, Ltd.	492,655	223,345
Kader Holdings Company, Ltd. (I)	248,000	18,207
Keck Seng Investments, Ltd.	1,000	913
Kerry Logistics Network, Ltd.	198,500	287,840
Kingmaker Footwear Holdings, Ltd.	54,000	10,172
Kingston Financial Group, Ltd. (L)	1,136,000	366,908
Ko Yo Chemical Group, Ltd. (I)	536,000	33,698
Kowloon Development Company, Ltd.	166,000	189,031
Lai Sun Development Company, Ltd.	5,124,333	88,025
Landsea Green Properties Company, Ltd.	120,000	10,286
Lee's Pharmaceutical Holdings, Ltd.	9,500	13,332
Lifestyle International Holdings, Ltd.	199,000	307,407
Lippo China Resources, Ltd.	1,494,000	52,147
Lippo, Ltd.	31,250	15,459
Lisi Group Holdings, Ltd.	490,000	36,023
Liu Chong Hing Investment, Ltd.	96,000	112,878
Luen Thai Holdings, Ltd.	103,000	15,814
Luk Fook Holdings International, Ltd.	130,000	335,444
Lung Kee Holdings, Ltd.	48,000	12,777
Magnificent Estates	438,000	13,123
Man Sang International, Ltd. (I)	126,000	19,332
Man Wah Holdings, Ltd.	266,800	281,709
Man Yue Technology Holdings, Ltd.	46,000	4,385
Mandarin Oriental International, Ltd.	17,600	26,358
Melco International Development, Ltd.	289,000	448,866
Midland Holdings, Ltd. (I)	322,000	129,763
Ming Fai International Holdings, Ltd.	41,000	4,439
Miramar Hotel & Investment Company, Ltd.	46,000	70,866
National Electronic Holdings, Ltd.	88,000	10,557
Natural Beauty Bio-Technology, Ltd.	230,000	19,587
Neo-Neon Holdings, Ltd. (I)	228,000	32,928
Neptune Group, Ltd. (I)	970,000	9,184
New Times Energy Corp., Ltd. (I)	36,600	911
NewOcean Energy Holdings, Ltd.	462,000	191,376
Next Media, Ltd.	276,000	21,350
Noble Group, Ltd. (L)	1,614,100	624,189
O Luxe Holdings, Ltd. (I)	595,500	25,696
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	645,000	34,114
Orient Overseas International, Ltd.	90,000	446,363

26SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Oriental Watch Holdings, Ltd.	190,000	$25,496
Pacific Andes International Holdings, Ltd.	2,171,305	43,954
Pacific Basin Shipping, Ltd.	828,000	259,352
Pacific Textiles Holdings, Ltd.	225,000	322,119
Pak Fah Yeow International, Ltd.	20,000	9,730
Paliburg Holdings, Ltd.	71,380	22,435
Paradise Entertainment, Ltd.	176,000	29,529
PCCW, Ltd.	694,000	365,640
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	663,000	20,361
Perfect Shape PRC Holdings, Ltd.	92,000	16,740
Pico Far East Holdings, Ltd.	324,000	89,842
Ping Shan Tea Group, Ltd. (I)	1,492,000	9,804
Playmates Holdings, Ltd.	74,000	81,439
Playmates Toys, Ltd.	224,000	40,728
PME Group, Ltd. (I)	1,760,000	29,266
Polytec Asset Holdings, Ltd.	600,000	82,802
Public Financial Holdings, Ltd.	148,000	66,819
PYI Corp., Ltd.	1,818,801	40,053
Regal Hotels International Holdings, Ltd.	195,200	104,199
SA SA International Holdings, Ltd. (L)	378,000	157,974
Samsonite International SA	19,800	61,681
SAS Dragon Holdings, Ltd.	156,000	27,555
SEA Holdings, Ltd.	70,000	62,728
Seec Media Group, Ltd. (I)	1,192,000	21,359
Shenyin Wanguo HK, Ltd.	180,000	70,524
Shougang Concord Grand Group, Ltd. (I)	863,000	41,724
Shun Ho Technology Holdings, Ltd. (I)	7,227	2,321
Shun Tak Holdings, Ltd.	669,250	294,053
Silver Base Group Holdings, Ltd. (I)	258,000	38,259
Sing Tao News Corp., Ltd.	58,000	8,079
Singamas Container Holdings, Ltd.	670,000	86,385
Sitoy Group Holdings, Ltd.	135,000	68,420
SmarTone Telecommunications Holdings, Ltd.	136,089	243,511
SOCAM Development, Ltd. (I)	134,927	72,505
Solartech International Holdings, Ltd. (I)	320,000	9,915
Solomon Systech International, Ltd. (I)	504,000	20,482
Soundwill Holdings, Ltd.	42,000	52,950
Stella International Holdings, Ltd.	185,500	457,488
Stelux Holdings International, Ltd.	200,000	26,554
Success Universe Group, Ltd. (I)	360,000	9,277
Sun Hung Kai & Company, Ltd.	424,318	270,857
Sunwah Kingsway Capital Holdings, Ltd.	360,000	6,962
Symphony Holdings, Ltd. (I)	470,000	44,822
TAI Cheung Holdings, Ltd.	82,000	68,324
Tan Chong International, Ltd.	63,000	20,303
Tao Heung Holdings, Ltd.	95,000	35,818

SEE NOTES TO FINANCIAL STATEMENTS27

	Shares	Value
Hong Kong (continued)
Television Broadcasts, Ltd.	125,800	$472,178
Termbray Industries International Holdings, Ltd. (I)	94,000	7,137
Texwinca Holdings, Ltd.	294,000	279,751
The Hongkong & Shanghai Hotels, Ltd.	217,000	247,169
Titan Petrochemicals Group, Ltd. (I)	600,000	19,045
Tradelink Electronic Commerce, Ltd.	228,000	44,142
Transport International Holdings, Ltd. (L)	118,800	316,394
Trinity, Ltd.	408,000	44,760
TSC Group Holdings, Ltd. (I)	185,000	40,497
Tsui Wah Holdings, Ltd.	170,000	44,559
United Laboratories International Holdings, Ltd. (I)	224,500	112,959
Up Energy Development Group, Ltd. (I)	898,000	34,842
Upbest Group, Ltd.	4,000	1,087
Value Convergence Holdings, Ltd. (I)	172,000	40,131
Value Partners Group, Ltd.	288,000	259,505
Valuetronics Holdings, Ltd.	76,500	21,181
Van Shung Chong Holdings, Ltd.	58,000	7,992
Vanke Property Overseas, Ltd.	35,000	24,428
Varitronix International, Ltd.	142,000	99,833
Victory City International Holdings, Ltd.	611,840	90,736
Vitasoy International Holdings, Ltd.	344,000	510,260
VS International Group, Ltd. (I)	232,000	14,080
VST Holdings Company, Ltd.	372,400	110,984
VTech Holdings, Ltd.	56,500	652,527
Wai Kee Holdings, Ltd.	72,000	21,622
Willie International Holdings, Ltd. (I)	450,000	12,415
Winfull Group Holdings, Ltd. (I)	552,000	25,032
Wing On Company International, Ltd.	17,000	53,713
Wing Tai Properties, Ltd.	68,000	39,032
Wison Engineering Services Company, Ltd. (I)	314,000	47,335
Xinyi Glass Holdings, Ltd.	818,000	367,258
Yeebo International Holding	82,000	15,328
YGM Trading, Ltd.	22,000	21,973
Yuan Heng Gas Holdings, Ltd. (I)	276,000	24,916
India 0.1%		337,234
Vedanta Resources PLC (L)	40,534	337,234
Ireland 1.4%		9,707,480
Aer Lingus Group PLC	25,626	76,865
Beazley PLC	200,034	1,020,632
C&C Group PLC	65,089	259,202
DCC PLC	29,748	2,206,429
FBD Holdings PLC	9,931	66,788
Glanbia PLC	46,938	940,658
Grafton Group PLC	50,343	576,454
Greencore Group PLC	149,514	680,396
IFG Group PLC	22,431	50,275

28SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Ireland (continued)
Independent News & Media PLC (I)	70,031	$14,364
Irish Continental Group PLC	34,595	173,452
Kenmare Resources PLC (I)	214,459	5,919
Kingspan Group PLC	38,438	943,019
Paddy Power PLC	7,126	785,120
Smurfit Kappa Group PLC	37,002	1,091,373
UDG Healthcare PLC	105,784	816,534
Isle of Man 0.1%		946,999
Hansard Global PLC	11,952	20,697
Playtech PLC	70,851	926,302
Israel 0.8%		5,792,069
Africa Israel Investments, Ltd. (I)	48,492	32,597
Africa Israel Properties, Ltd.	4,887	72,191
Airport City, Ltd. (I)	10,983	109,520
Allot Communications, Ltd. (I)	3,802	19,960
Alrov Properties And Lodgings, Ltd. (I)	2,922	58,607
Amot Investments, Ltd.	29,004	89,952
AudioCodes, Ltd. (I)	4,617	15,071
Avgol Industries 1953, Ltd.	22,734	22,103
Azorim-Investment Development & Construction Company, Ltd. (I)	28,861	22,008
Bayside Land Corp.	222	67,950
Big Shopping Centers 2004, Ltd.	860	42,739
Blue Square Real Estate, Ltd.	1,175	34,529
Brainsway, Ltd. (I)	1,628	9,822
Cellcom Israel, Ltd.	14,952	97,290
Ceragon Networks, Ltd. (I)	4,174	5,768
Clal Biotechnology Industries, Ltd. (I)	10,503	9,508
Clal Insurance Enterprise Holdings, Ltd.	7,277	117,281
Cohen Development & Industrial Buildings, Ltd.	330	6,768
Compugen, Ltd. (I)	16,216	80,974
Delek Automotive Systems, Ltd.	10,997	115,663
Delta Galil Industries, Ltd.	3,158	101,193
Direct Insurance Financial Investments, Ltd.	3,707	27,481
El Al Israel Airlines	53,444	19,953
Electra Israel, Ltd.	684	89,386
Elron Electronic Industries, Ltd.	3,504	16,061
Equital, Ltd. (I)	975	17,346
Evogene, Ltd. (I)	5,330	44,711
EZchip Semiconductor, Ltd. (I)	2,557	57,225
EZchip Semiconductor, Ltd. (I)	8,557	196,126
First International Bank of Israel, Ltd.	9,732	121,515
Formula Systems, Ltd.	3,209	100,706
Fox Wizel, Ltd.	1,319	25,337
Frutarom Industries, Ltd.	12,348	468,905
Gilat Satellite Networks, Ltd. (I)	7,724	32,895
Hadera Paper, Ltd. (I)	503	14,184

SEE NOTES TO FINANCIAL STATEMENTS29

	Shares	Value
Israel (continued)
Harel Insurance Investments & Financial Services, Ltd.	45,752	$208,788
Hilan, Ltd.	2,091	24,440
Industrial Buildings Corp.	16,301	18,002
Israel Discount Bank, Ltd., Class A (I)	235,278	435,655
Ituran Location & Control, Ltd.	5,755	139,924
Jerusalem Oil Exploration (I)	3,656	146,727
Kamada, Ltd. (I)	9,497	33,523
Klil Industries, Ltd.	124	8,154
Magic Software Enterprises, Ltd.	6,056	36,379
Matrix IT, Ltd.	11,728	71,886
Maytronics, Ltd.	8,528	24,198
Mazor Robotics, Ltd. (I)	11,931	70,758
Melisron, Ltd.	5,084	187,908
Menorah Mivtachim Holdings, Ltd.	10,287	97,987
Migdal Insurance Financial Holding, Ltd.	134,964	138,498
Mivtach Shamir Holdings, Ltd.	1,455	29,268
Naphtha Israel Petroleum Corp., Ltd. (I)	12,717	72,539
Nitsba Holdings 1995, Ltd. (I)	12,427	224,733
Nova Measuring Instruments, Ltd. (I)	8,212	89,642
Oil Refineries, Ltd. (I)	380,180	138,524
Osem Investments, Ltd.	3,589	67,863
Partner Communications Company, Ltd. (I)	23,067	100,646
Paz Oil Company, Ltd.	1,576	228,966
Perion Network, Ltd. (I)	699	1,640
Plasson Industries, Ltd.	1,061	32,090
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,393	106,610
Sapiens International Corp. NV	6,541	76,763
Shikun & Binui, Ltd.	72,021	146,642
Shufersal, Ltd.	25,929	68,011
Strauss Group, Ltd.	9,551	130,190
Summit Real Estate Holdings, Ltd. (I)	5,091	21,514
The Phoenix Holdings, Ltd.	23,033	64,676
Tower Semiconductor, Ltd. (I)	8,932	108,730
Tower Semiconductor, Ltd. (I)(L)	5,480	66,368
Union Bank of Israel, Ltd. (I)	2,889	10,502
Italy 4.2%		29,413,040
A2A SpA	586,411	717,260
ACEA SpA	22,134	303,620
Aedes SpA (I)	60,324	33,415
Aeffe SpA (I)(L)	10,932	17,870
Alerion Cleanpower SpA	7,237	23,390
Amplifon SpA	37,857	303,314
Ansaldo STS SpA	37,273	396,368
Arnoldo Mondadori Editore SpA (I)	87,404	90,589
Ascopiave SpA	26,339	63,004
Astaldi SpA	23,310	254,507
Autogrill SpA (I)	45,265	391,136

30SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Azimut Holding SpA	47,473	$1,044,899
Banca Carige SpA (I)	14,180	26,331
Banca Finnat Euramerica SpA	29,383	16,763
Banca Generali SpA	21,345	638,317
Banca IFIS SpA	8,901	207,262
Banca Monte dei Paschi di Siena SpA (I)	151,360	317,133
Banca Popolare dell'Emilia Romagna SC	214,822	1,835,223
Banca Popolare dell'Etruria e del Lazio (I)(L)	72,300	47,299
Banca Popolare di Milano Scarl	2,041,001	2,157,199
Banca Popolare di Sondrio Scarl	149,724	736,528
Banca Profilo SpA	104,135	31,390
Banco di Desio e della Brianza SpA	13,389	49,389
Banco Popolare SC (I)	57,740	989,731
BasicNet SpA	19,265	78,674
Beghelli SpA (I)	11,564	5,552
Biesse SpA	5,080	88,282
Brembo SpA	11,013	456,939
Brunello Cucinelli SpA	7,111	129,160
Buzzi Unicem SpA	28,191	479,371
Cairo Communication SpA (L)	9,146	43,908
Caltagirone Editore SpA (I)	5,211	6,314
Cembre SpA	1,340	21,457
Cementir SpA	22,641	134,757
CIR-Compagnie Industriali Riunite SpA (I)	198,303	183,070
Credito Emiliano SpA	36,002	289,010
Credito Valtellinese Scarl (I)	499,273	691,043
Danieli & C Officine Meccaniche SpA	5,205	104,645
Datalogic SpA	8,618	133,268
Davide Campari Milano SpA	115,890	864,556
De'Longhi SpA	19,375	478,586
DeA Capital SpA	4,303	6,507
Delclima	18,320	89,365
DiaSorin SpA	7,555	346,983
Ei Towers SpA	6,732	411,684
EL.EN. SpA	1,015	49,549
Elica SpA	3,807	8,386
Engineering SpA	2,252	134,947
ERG SpA	25,433	362,512
Esprinet SpA	12,785	113,593
Eurotech SpA (I)	10,718	20,070
Falck Renewables SpA	46,622	59,491
FNM SpA	37,416	22,096
Gas Plus SpA	265	1,170
Geox SpA (I)(L)	28,027	107,369
Gruppo Editoriale L'Espresso SpA (I)	71,235	75,909
Gruppo Mutuionline SpA	7,604	62,478
Hera SpA	266,098	679,776

SEE NOTES TO FINANCIAL STATEMENTS31

	Shares	Value
Italy (continued)
IMMSI SpA (I)	78,958	$45,935
Industria Macchine Automatiche SpA	4,695	216,516
Intek Group SpA (I)	26,355	9,351
Interpump SpA	32,223	438,115
Iren SpA	223,727	351,758
Italcementi SpA	52,674	588,724
Italmobiliare SpA	3,110	129,358
Juventus Football Club SpA (I)	144,708	41,154
La Doria SpA	5,274	70,999
Landi Renzo SpA (I)	9,280	8,013
Maire Tecnimont SpA (I)(L)	50,272	155,775
MARR SpA	13,711	262,891
Mediaset SpA	296,395	1,416,843
Moncler SpA	30,913	558,543
Nice SpA	3,458	10,090
Piaggio & C SpA	67,185	189,983
Prelios SpA (I)	11,532	4,971
Prima Industrie SpA	1,462	24,948
Prysmian SpA	72,624	1,549,678
RCS MediaGroup SpA (I)(L)	86,445	93,207
Recordati SpA	33,154	787,514
Reno de Medici SpA (I)	56,822	20,428
Reply SpA	1,989	213,084
Retelit SpA (I)	39,468	25,296
Sabaf SpA	2,768	36,108
Safilo Group SpA (I)	15,800	183,998
Saipem SpA (I)(L)	22,224	213,677
Salini Impregilo SpA	87,285	364,008
Salvatore Ferragamo Italia SpA	18,020	486,170
Saras SpA (I)	91,463	232,238
SAVE SpA	5,677	81,959
Servizi Italia SpA	3,687	16,901
Snai SpA (I)	13,216	17,879
Societa Cattolica di Assicurazioni SCRL	58,846	416,755
Societa Iniziative Autostradali e Servizi SpA	28,854	330,020
Sogefi SpA (I)	21,868	54,733
SOL SpA	10,113	83,349
Tiscali SpA (I)	1,024,112	68,749
Tod's SpA (L)	4,358	397,782
Trevi Finanziaria Industriale SpA (L)	41,140	58,769
TXT e-solutions SpA (L)	2,388	20,686
Unipol Gruppo Finanziario SpA	99,247	468,065
Vittoria Assicurazioni SpA	10,447	115,400
World Duty Free SpA (I)	37,695	432,496
Yoox SpA (I)	19,779	623,314
Zignago Vetro SpA	10,467	64,396

32SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan 22.9%		$161,283,294
A&D Company, Ltd.	5,600	20,233
Accordia Golf Company, Ltd.	32,000	322,212
Achilles Corp.	58,000	72,919
Adastria Company, Ltd.	6,020	322,826
ADEKA Corp.	31,891	399,034
Aderans Company, Ltd.	10,100	74,344
Advan Company, Ltd.	4,000	60,760
Advanex, Inc.	10,000	18,801
Advantest Corp. (L)	48,800	391,084
Aeon Delight Company, Ltd.	2,100	66,554
Aeon Fantasy Company, Ltd. (L)	3,900	52,691
Aeon Hokkaido Corp.	5,400	23,965
AGORA Hospitality Group Company, Ltd. (I)	74,000	25,664
Agro-kanesho Company, Ltd.	3,700	33,137
Ahresty Corp.	10,800	73,528
Ai Holdings Corp.	12,100	265,857
Aica Kogyo Company, Ltd.	17,100	363,136
Aichi Corp.	17,100	109,617
Aichi Steel Corp.	41,000	159,454
Aichi Tokei Denki Company, Ltd.	6,000	17,108
Aida Engineering, Ltd.	18,200	166,726
Ain Pharmaciez, Inc.	6,600	302,251
Aiphone Company, Ltd.	6,600	98,423
Airport Facilities Company, Ltd.	8,100	41,149
Aisan Industry Company, Ltd.	14,400	132,874
Aizawa Securities Company, Ltd.	12,700	80,663
Akebono Brake Industry Company, Ltd.	38,100	113,750
Alconix Corp.	3,200	45,413
Alinco, Inc.	5,600	50,349
Allied Telesis Holdings KK (I)	6,100	3,265
Alpen Company, Ltd.	7,500	108,985
Alpha Corp.	1,000	9,984
Alpha Systems, Inc.	1,120	16,521
Alpine Electronics, Inc.	16,415	229,883
Alps Logistics Company, Ltd.	3,200	39,875
Altech Corp.	4,500	90,842
Amano Corp.	20,600	260,225
Amiyaki Tei Company, Ltd.	1,700	65,150
Amuse, Inc.	3,200	127,378
Anest Iwata Corp.	12,000	86,910
Anritsu Corp.	46,997	312,625
AOI Electronics Company, Ltd.	700	20,185
AOKI Holdings, Inc.	16,500	198,847
Aoyama Trading Company, Ltd.	15,800	588,428
Arakawa Chemical Industries, Ltd.	6,600	60,790
Arata Corp.	3,800	84,478
Araya Industrial Company, Ltd. (L)	21,000	26,024

SEE NOTES TO FINANCIAL STATEMENTS33

	Shares	Value
Japan (continued)
Arcland Sakamoto Company, Ltd.	7,000	$150,882
Arcland Service Company, Ltd.	600	25,482
Arcs Company, Ltd.	11,284	222,300
Ardepro Company, Ltd. (I)	12,900	10,164
Argo Graphics, Inc.	2,600	36,800
Ariake Japan Company, Ltd.	6,300	261,999
Arisawa Manufacturing Company, Ltd.	15,000	89,343
Arrk Corp. (I)(L)	37,400	34,507
Artnature, Inc.	6,000	51,520
As One Corp.	5,400	179,883
Asahi Broadcasting Corp.	900	6,163
Asahi Company, Ltd.	5,000	51,876
Asahi Diamond Industrial Company, Ltd.	22,300	206,655
Asahi Holdings, Inc.	9,400	139,291
Asahi Intecc Company, Ltd.	7,000	284,388
Asahi Kogyosha Company, Ltd.	2,000	7,277
Asahi Net, Inc.	3,000	13,058
Asahi Organic Chemicals Industry Company, Ltd.	31,000	60,981
Asante, Inc.	1,400	19,125
Asanuma Corp.	23,000	62,196
Asatsu-DK, Inc.	11,900	245,419
Ashikaga Holdings Company, Ltd.	37,800	155,685
Ashimori Industry Company, Ltd.	22,000	33,832
Asia Growth Capital, Ltd. (I)(L)	19,600	25,504
ASKA Pharmaceutical Company, Ltd.	9,100	107,961
ASKUL Corp.	3,500	121,382
Asunaro Aoki Construction Company, Ltd.	4,000	27,138
Ateam, Inc.	1,700	26,055
Atom Corp.	11,300	82,344
Atsugi Company, Ltd.	40,000	36,567
Autobacs Seven Company, Ltd.	19,500	358,161
Avex Group Holdings, Inc.	12,400	157,891
Axell Corp.	3,300	42,882
Axial Retailing, Inc.	5,000	167,486
Azbil Corp.	19,900	504,662
Bando Chemical Industries, Ltd.	32,000	129,351
Bank of the Ryukyus, Ltd.	15,900	225,107
Belc Company, Ltd.	3,900	125,505
Belluna Company, Ltd.	20,300	112,807
Benefit One, Inc.	4,500	80,752
Best Denki Company, Ltd.	25,700	27,104
Bic Camera, Inc. (L)	22,200	214,019
Biofermin Pharmaceutical Company, Ltd.	1,500	42,136
Bit-isle, Inc.	7,500	26,195
BML, Inc.	5,200	158,199
Bookoff Corp.	2,900	21,893
BP Castrol KK	2,800	30,205

34SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Broadleaf Company, Ltd.	8,400	$83,924
Broccoli Company, Ltd.	7,000	25,485
Bronco Billy Company, Ltd.	2,600	50,208
Bunka Shutter Company, Ltd.	24,000	181,991
C Uyemura & Company, Ltd.	2,600	125,693
CAC Holdings Corp.	4,000	30,199
Calsonic Kansei Corp.	55,000	383,781
Can Do Company, Ltd.	3,300	42,061
Canon Electronics, Inc.	7,100	124,698
Capcom Company, Ltd.	15,700	368,005
Career Design Center Company, Ltd.	200	1,702
Carlit Holdings Company, Ltd.	4,600	19,340
Cawachi, Ltd.	6,700	108,113
Central Glass Company, Ltd.	75,432	310,738
Central Sports Company, Ltd.	2,000	42,374
Chimney Company, Ltd.	1,300	30,126
Chino Corp.	2,500	23,369
Chiyoda Company, Ltd.	9,000	251,192
Chiyoda Integre Company, Ltd.	6,600	154,736
Chofu Seisakusho Company, Ltd.	2,800	60,542
Chori Company, Ltd.	4,900	71,608
Chubu Shiryo Company, Ltd.	6,800	63,464
Chudenko Corp.	6,700	132,390
Chuetsu Pulp & Paper Company, Ltd. (L)	39,000	69,136
Chugai Mining Company, Ltd. (I)	34,900	8,062
Chugai Ro Company, Ltd.	26,000	51,266
Chugoku Marine Paints, Ltd.	26,000	174,851
Chuo Gyorui Company, Ltd.	3,000	6,652
Chuo Spring Company, Ltd.	1,000	2,520
Citizen Holdings Company, Ltd.	86,700	653,700
CKD Corp.	25,100	228,960
Clarion Company, Ltd.	41,000	102,446
Cleanup Corp.	9,900	69,158
CMIC Holdings Company, Ltd.	4,200	56,896
CMK Corp.	18,000	35,411
Coca-Cola Central Japan Company, Ltd.	2,887	52,159
Coca-Cola West Company, Ltd.	22,800	468,625
Cocokara Fine, Inc.	5,730	229,361
Colowide Company, Ltd. (L)	16,200	245,051
Computer Engineering & Consulting, Ltd.	5,400	45,254
COMSYS Holdings Corp.	20,800	258,209
CONEXIO Corp.	7,200	76,941
COOKPAD, Inc.	15,900	328,922
Corona Corp.	6,300	61,990
Cosel Company, Ltd.	9,800	110,098
Cosmo Oil Company, Ltd.	206,000	320,629
CREATE SD HOLDINGS Company, Ltd.	4,100	233,390

SEE NOTES TO FINANCIAL STATEMENTS35

	Shares	Value
Japan (continued)
Cresco, Ltd.	1,400	$20,260
CROOZ, Inc. (L)	1,900	54,503
CTI Engineering Company, Ltd.	5,600	59,927
DA Consortium, Inc.	12,200	44,454
Dai Nippon Toryo Company, Ltd.	48,000	69,392
Dai-Dan Company, Ltd.	7,000	44,422
Dai-ichi Seiko Company, Ltd.	4,500	53,699
Daibiru Corp.	16,600	140,859
Daido Kogyo Company, Ltd.	18,000	31,213
Daido Metal Company, Ltd.	11,000	96,069
Daido Steel Company, Ltd.	90,000	332,583
Daidoh, Ltd.	9,700	40,593
Daifuku Company, Ltd.	28,000	406,487
Daihatsu Diesel Manufacturing Company, Ltd.	9,000	61,434
Daihen Corp.	40,000	192,706
Daiho Corp. (L)	26,000	123,390
Daiichi Jitsugyo Company, Ltd.	17,000	85,365
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,000	34,302
Daiichikosho Company, Ltd.	8,500	321,743
Daiken Corp.	38,000	121,392
Daiken Medical Company, Ltd.	5,800	51,721
Daiki Aluminium Industry Company, Ltd.	12,000	32,717
Daikoku Denki Company, Ltd.	2,700	40,353
Daikokutenbussan Company, Ltd.	2,100	76,645
Daikyo, Inc.	115,144	179,762
Dainichi Company, Ltd.	2,100	12,810
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	25,000	118,511
Daio Paper Corp.	31,000	385,803
Daiseki Company, Ltd.	10,700	186,344
Daishinku Corp. (L)	14,000	29,537
Daiso Company, Ltd.	27,000	93,683
Daisue Construction Company, Ltd.	2,300	14,414
Daisyo Corp.	2,100	25,488
Daito Pharmaceutical Company, Ltd.	3,850	95,496
Daiwa Industries, Ltd.	5,000	34,270
Daiwabo Holdings Company, Ltd.	91,000	159,487
DC Company, Ltd.	5,300	17,741
DCM Holdings Company, Ltd.	34,420	271,113
Denka Company, Ltd.	136,000	578,102
Denki Kogyo Company, Ltd.	12,000	52,564
Denyo Company, Ltd.	7,400	115,396
Descente, Ltd.	20,000	277,687
Dijet Industrial Company, Ltd.	3,000	4,483
DKS Company, Ltd. (L)	20,000	61,160
DMG Mori Seiki Company, Ltd.	21,100	301,377
Doshisha Company, Ltd.	9,400	177,216
Doutor Nichires Holdings Company, Ltd.	9,693	149,281

36SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Dr. Ci:Labo Company, Ltd.	8,400	$150,592
Dream Incubator, Inc. (L)	1,500	24,749
DSB Company, Ltd.	2,200	21,458
DTS Corp.	8,800	199,019
Dunlop Sports Company, Ltd.	4,800	46,938
Duskin Company, Ltd.	15,100	300,225
Dydo Drinco, Inc.	1,500	66,821
Dynic Corp.	1,000	1,333
Eagle Industry Company, Ltd.	9,000	183,359
Earth Chemical Company, Ltd.	3,800	143,883
Ebara Corp.	12,000	47,780
Ebara Jitsugyo Company, Ltd.	3,300	39,433
Eco's Company, Ltd.	1,500	14,050
EDION Corp.	32,700	237,245
eGuarantee, Inc.	1,200	22,278
Eidai Company, Ltd.	8,000	28,583
Eiken Chemical Company, Ltd.	6,700	126,027
Eizo Corp.	7,700	175,414
Elecom Company, Ltd.	2,900	61,437
Elematec Corp.	3,300	74,572
Em Systems Company, Ltd.	1,000	17,993
en-japan, Inc.	4,300	109,563
Endo Lighting Corp.	4,400	47,420
Enplas Corp.	3,100	109,852
Enshu, Ltd. (I)	34,000	29,891
EPS Holdings, Inc.	10,700	124,433
ESPEC Corp.	9,700	90,885
Excel Company, Ltd.	2,800	35,365
Exedy Corp.	10,900	247,956
F T Communications Company, Ltd.	1,300	23,074
F-Tech, Inc.	3,500	31,674
F@N Communications Inc. (L)	13,400	100,999
Faith, Inc.	510	6,005
FALCO HOLDINGS Company, Ltd.	2,800	39,196
Fancl Corp.	14,700	204,971
FCC Company, Ltd.	11,600	176,483
FDK Corp. (I)	25,000	23,404
Feed One Holdings Company, Ltd.	21,840	24,959
Ferrotec Corp.	13,300	100,223
FIDEA Holdings Company, Ltd.	62,906	121,901
Fields Corp.	4,500	60,792
Financial Products Group Company, Ltd.	21,900	151,761
FINDEX, Inc.	4,800	41,102
First Juken Company, Ltd.	200	2,181
FJ Next Company, Ltd.	5,300	26,005
Foster Electric Company, Ltd.	8,900	174,079
FP Corp.	8,000	277,267

SEE NOTES TO FINANCIAL STATEMENTS37

	Shares	Value
Japan (continued)
France Bed Holdings Company, Ltd.	43,000	$66,584
Fudo Tetra Corp.	69,500	98,102
Fuji Company, Ltd.	6,200	150,934
Fuji Corp., Ltd.	13,000	73,322
Fuji Kiko Company, Ltd.	7,000	29,784
Fuji Kosan Company, Ltd.	1,100	4,816
Fuji Kyuko Company, Ltd.	17,000	172,322
Fuji Oil Company, Ltd	17,400	54,187
Fuji Oil Company, Ltd.	20,800	287,694
Fuji Pharma Company, Ltd.	4,000	81,720
Fuji Seal International, Inc.	7,800	266,015
Fuji Soft, Inc.	7,700	128,799
Fujibo Holdings, Inc.	40,000	75,299
Fujicco Company, Ltd.	8,000	179,848
Fujikura Kasei Company, Ltd.	10,700	48,846
Fujikura Rubber, Ltd.	7,300	36,960
Fujikura, Ltd.	121,000	597,277
Fujimi, Inc.	7,500	115,379
Fujimori Kogyo Company, Ltd.	4,200	116,070
Fujisash Company, Ltd. (I)	38,000	37,759
Fujishoji Company, Ltd.	2,400	27,441
Fujita Kanko, Inc.	6,000	19,239
Fujitec Company, Ltd.	26,000	229,047
Fujitsu Frontech, Ltd.	5,000	66,641
Fujitsu General, Ltd.	18,000	222,483
Fujiya Company, Ltd. (I)	35,000	55,992
Fukoku Company, Ltd.	3,000	24,777
Fukuda Corp.	7,000	68,835
Fukushima Industries Corp.	5,700	122,406
Fukuyama Transporting Company, Ltd. (L)	46,000	252,875
Fullcast Holdings Company, Ltd.	9,000	63,646
Fumakilla, Ltd.	7,000	28,771
Funai Electric Company, Ltd.	3,500	35,217
Funai Soken Holdings, Inc.	9,600	144,727
Furukawa Battery Company, Ltd.	5,000	32,048
Furukawa Company, Ltd.	90,000	217,999
Furukawa Electric Company, Ltd.	262,000	422,739
Furuno Electric Company, Ltd.	8,900	62,390
Furusato Industries, Ltd.	3,100	43,335
Furuya Metal Company, Ltd.	1,400	24,165
Fuso Chemical Company, Ltd.	4,400	55,655
Fuso Pharmaceutical Industries, Ltd.	26,000	62,771
Futaba Corp.	5,657	77,236
Futaba Industrial Company, Ltd.	19,900	74,507
Future System Consulting Corp.	7,500	43,795
Fuyo General Lease Company, Ltd.	5,300	206,651
G-7 Holdings, Inc.	2,200	34,007

38SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
G-Tekt Corp.	7,300	$75,010
Gakken Company, Ltd.	18,000	36,618
GCA Savvian Corp.	5,100	65,912
Gecoss Corp.	5,000	44,756
Genki Sushi Company, Ltd.	2,200	41,354
Genky Stores, Inc. (L)	1,400	75,296
Geo Holdings Corp.	15,400	233,214
GLOBERIDE, Inc.	43,000	57,683
Glory, Ltd.	16,000	417,280
GMO Internet, Inc.	21,800	310,579
GMO Payment Gateway, Inc.	5,200	174,987
Godo Steel, Ltd.	55,000	88,917
Goldcrest Company, Ltd.	8,970	161,148
Goldwin, Inc.	9,000	59,867
Gourmet Kineya Company, Ltd. (L)	3,000	24,466
Gree, Inc. (L)	32,600	153,547
GS Yuasa Corp.	110,000	409,855
GSI Creos Corp.	11,000	10,415
Gulliver International Company, Ltd. (L)	19,100	168,368
Gun-Ei Chemical Industry Company, Ltd.	18,000	45,242
Gunze, Ltd.	69,000	215,226
Gurunavi, Inc.	8,500	136,142
H-One Company, Ltd.	6,100	32,765
Hagihara Industries, Inc.	1,500	24,071
Hakuto Company, Ltd.	6,800	78,735
Hakuyosha Company, Ltd.	2,000	4,548
Hamakyorex Company, Ltd.	7,400	134,618
Hanwa Company, Ltd.	69,000	288,923
Happinet Corp.	6,200	57,770
Hard Off Corporation Company, Ltd.	4,100	48,838
Harima Chemicals, Inc.	900	3,563
Harmonic Drive Systems, Inc.	8,400	130,142
Haruyama Trading Company, Ltd.	2,700	16,411
Hayashikane Sangyo Company, Ltd. (I)	19,000	19,850
Hazama Corp.	54,400	354,689
Heiwa Corp.	15,800	310,509
Heiwa Real Estate Company, Ltd.	14,400	183,203
Heiwado Company, Ltd.	11,100	234,443
Hi-lex Corp.	6,900	214,054
Hibiya Engineering, Ltd.	8,300	102,186
Hiday Hidaka Corp.	4,608	114,619
Higo Bank, Ltd.	59,000	338,377
Himaraya Company, Ltd.	600	5,335
Hioki EE Corp.	2,600	53,051
Hirakawa Hewtech Corp.	600	6,010
Hiramatsu, Inc.	9,100	51,008
Hiroshima Gas Company, Ltd.	6,200	22,974

SEE NOTES TO FINANCIAL STATEMENTS39

	Shares	Value
Japan (continued)
Hisaka Works, Ltd.	4,000	$33,930
Hitachi Koki Company, Ltd.	19,500	146,251
Hitachi Kokusai Electric, Inc.	18,000	223,495
Hitachi Transport System, Ltd.	9,300	156,866
Hitachi Zosen Corp.	61,580	318,563
Hochiki Corp. (L)	10,000	89,597
Hodogaya Chemical Company, Ltd.	25,000	33,435
Hogy Medical Company, Ltd.	3,900	189,537
Hokkaido Coca-Cola Bottling Company, Ltd.	1,000	4,986
Hokkaido Electric Power Company, Inc. (I)	23,500	257,837
Hokkaido Gas Company, Ltd.	19,000	44,334
Hokkan Holdings, Ltd.	17,000	41,833
Hokko Chemical Industry Company, Ltd.	5,000	17,012
Hokuetsu Industries Company, Ltd.	8,000	53,171
Hokuetsu Paper Mills, Ltd.	62,200	369,108
Hokuriku Electric Industry Company, Ltd.	25,000	32,308
Hokuto Corp.	8,800	159,405
Honeys Company, Ltd.	6,460	52,902
Hoosiers Holdings Company, Ltd.	10,500	40,909
Horiba, Ltd.	11,292	396,719
Hosiden Corp.	27,700	148,809
Hosokawa Micron Corp.	12,000	55,734
House Food Corp.	8,200	149,950
Howa Machinery, Ltd.	7,300	41,283
I-Net Corp.	2,000	20,630
IBJ Leasing Company, Ltd.	6,400	131,851
Ichibanya Company, Ltd.	2,500	110,134
Ichiken Company, Ltd.	8,000	28,832
Ichikoh Industries, Ltd.	16,000	27,235
Ichinen Holdings Company, Ltd.	7,500	70,206
Ichiyoshi Securities Company, Ltd.	14,000	121,179
ICOM, Inc.	1,000	20,949
Idec Corp.	11,800	97,928
Ihara Chemical Industry Company, Ltd.	18,000	192,311
Iino Kaiun Kaisha, Ltd.	31,100	147,336
IJT Technology Holdings Company, Ltd.	8,060	27,404
Ikegami Tsushinki Company, Ltd. (L)	19,000	23,406
Ikyu Corp. (L)	7,500	147,112
Imagica Robot Holdings, Inc.	2,700	11,029
Imasen Electric Industrial	6,300	56,722
Imperial Hotel, Ltd.	2,300	49,572
Inaba Denki Sangyo Company, Ltd.	8,100	261,369
Inaba Seisakusho Company, Ltd.	1,900	20,964
Inabata & Company, Ltd.	19,000	206,020
Inageya Company, Ltd.	9,700	111,463
Ines Corp.	12,700	111,437
Infocom Corp.	4,400	43,812

40SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Information Services International-Dentsu, Ltd.	5,900	$70,448
Innotech Corp.	7,900	30,205
Intage, Inc.	5,800	90,778
Internet Initiative Japan, Inc.	10,300	182,284
Inui Global Logistics Company, Ltd. (L)	6,090	42,103
Iriso Electronics Company, Ltd.	4,200	189,502
Ise Chemical Corp.	3,000	16,519
Iseki & Company, Ltd.	85,000	135,229
Ishihara Sangyo Kaisha, Ltd. (I)	161,000	145,425
Ishii Iron Works Company, Ltd.	16,000	26,044
IT Holdings Corp.	27,700	647,806
Itfor, Inc.	11,000	41,842
Ito En, Ltd.	8,200	193,646
Itochu Enex Company, Ltd.	24,800	214,043
Itochu-Shokuhin Company, Ltd.	1,700	58,016
Itoham Foods, Inc.	57,000	353,299
Itoki Corpitoki Corp.	16,900	118,006
IwaiCosmo Holdings, Inc.	8,900	108,498
Iwaki & Company, Ltd.	9,000	16,516
Iwasaki Electric Company, Ltd.	34,000	69,609
Iwatani Corp.	62,000	370,605
Iwatsu Electric Company, Ltd. (L)	55,000	37,518
Izutsuya Company, Ltd. (I)	25,000	13,780
J Trust Company, Ltd.	29,900	253,363
J-Oil Mills, Inc.	36,000	117,120
Jalux, Inc.	1,500	27,328
Jamco Corp.	3,600	141,146
Janome Sewing Machine Company, Ltd. (I)	97,000	80,482
Japan Aviation Electronics Industry, Ltd.	14,000	255,535
Japan Communications, Inc. (I)(L)	51,300	126,787
Japan Digital Laboratory Company, Ltd.	10,400	151,606
Japan Drilling Company, Ltd. (L)	2,300	57,276
Japan Material Company, Ltd.	400	6,450
Japan Medical Dynamic Marketing, Inc.	6,500	32,340
Japan Property Management Center Company, Ltd.	2,900	36,708
Japan Pulp & Paper Company, Ltd.	38,000	106,954
Japan Pure Chemical Company, Ltd.	600	11,521
Japan Radio Company, Ltd.	29,000	106,474
Japan Transcity Corp., Ltd.	12,000	42,545
Japan Vilene Company, Ltd.	13,000	128,022
Jastec Company, Ltd.	2,100	18,092
JBCC Holdings, Inc.	8,400	53,445
JCU Corp.	1,700	68,876
Jeol, Ltd.	27,000	163,550
Jimoto Holdings, Inc.	7,300	12,685
Jin Company, Ltd.	4,500	209,245
JK Holdings Company, Ltd.	3,600	14,990

SEE NOTES TO FINANCIAL STATEMENTS41

	Shares	Value
Japan (continued)
JMS Company, Ltd.	7,000	$16,486
Joban Kosan Company, Ltd.	20,000	25,408
Joshin Denki Company, Ltd.	13,000	102,555
Jowa Holdings Company, Ltd.	3,500	158,978
JP-Holdings, Inc.	18,000	45,806
JSP Corp.	5,300	86,720
Juki Corp.	12,400	149,923
Justsystems Corp. (I)	16,400	124,333
JVC Kenwood Corp.	54,228	118,484
K&O Energy Group, Inc.	6,000	83,564
K's Holdings Corp.	13,000	414,176
kabu.com Securities Company, Ltd.	68,000	221,549
Kabuki-Za Company, Ltd.	1,000	40,771
Kadokawa Dwango Corp. (I)	8,257	97,544
Kaga Electronics Company, Ltd.	8,000	105,133
Kakiyasu Honten Company, Ltd.	2,100	32,717
Kameda Seika Company, Ltd.	4,600	193,210
Kamei Corp.	9,500	100,467
Kanaden Corp.	4,000	29,992
Kanagawa Chuo Kotsu Company, Ltd.	14,000	76,566
Kanamoto Company, Ltd.	8,000	211,031
Kandenko Company, Ltd.	42,000	279,424
Kaneko Seeds Company, Ltd.	1,600	14,498
Kanematsu Corp.	142,000	218,139
Kanematsu Electronics, Ltd.	4,200	63,210
Kansai Super Market, Ltd.	4,800	32,724
Kansai Urban Banking Corp.	11,100	122,976
Kanto Denka Kogyo Company, Ltd.	16,000	129,456
Kappa Create Holdings Company, Ltd. (I)	5,100	57,119
Kasai Kogyo Company, Ltd.	10,000	108,272
Katakura Industries Company, Ltd.	8,900	97,498
Kato Sangyo Company, Ltd.	7,500	168,653
Kato Works Company, Ltd.	20,000	90,345
KAWADA TECHNOLOGIES, Inc.	1,000	30,391
Kawai Musical Instruments Manufacturing Company, Ltd. (L)	3,400	54,690
Kawasaki Kisen Kaisha, Ltd.	317,000	703,675
Kawasumi Laboratories, Inc.	3,500	25,740
Keihanshin Real Estate Company, Ltd.	11,900	69,402
Keihin Company, Ltd.	10,000	15,448
Keihin Corp.	15,800	218,266
Keiyo Company, Ltd.	9,600	43,231
Kenko Mayonnaise Company, Ltd.	3,200	43,920
Key Coffee, Inc.	6,400	119,559
KFC Holdings Japan, Ltd.	1,000	18,787
KI Holdings Company, Ltd. (I)	3,000	9,403
Kimoto Company, Ltd.	13,400	29,567
Kimura Unity Company, Ltd.	100	1,213

42SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
King Jim Company, Ltd.	3,700	$24,777
Kintetsu Department Store Company, Ltd. (I)	4,000	10,647
Kintetsu World Express, Inc.	4,900	182,961
Kinugawa Rubber Industrial Company, Ltd.	19,000	92,209
Kissei Pharmaceutical Company, Ltd.	5,100	129,822
Kitagawa Iron Works Company, Ltd.	39,000	101,639
Kitano Construction Corp.	15,000	41,370
Kito Corp.	7,600	63,913
Kitz Corp.	37,200	158,029
KLab, Inc. (I)	14,500	171,782
KNT-CT Holdings Company, Ltd. (I)	32,000	57,800
Koa Corp.	12,700	112,318
Koatsu Gas Kogyo Company, Ltd.	9,000	49,550
Kobe Bussan Company, Ltd. (L)	1,900	177,151
Kobe Electric Railway Company, Ltd. (I)	9,000	27,248
Kobelco Eco-Solutions Company, Ltd.	6,000	27,906
Kogi Corp. (L)	6,000	8,912
Kohnan Shoji Company, Ltd.	10,400	135,674
Kohsoku Corp.	3,200	24,185
Koike Sanso Kogyo Company, Ltd.	5,000	14,215
Kojima Company, Ltd.	9,900	28,564
Kokusai Company, Ltd.	2,400	34,082
Kokuyo Company, Ltd.	32,673	330,117
Komaihaltec, Inc. (L)	18,000	31,968
Komatsu Seiren Company, Ltd.	4,000	22,126
Komatsu Wall Industry Company, Ltd.	2,700	47,677
Komehyo Company, Ltd.	900	22,580
Komeri Company, Ltd.	11,000	244,775
Komori Corp.	9,724	110,596
Konaka Company, Ltd.	6,300	32,158
Kondotec, Inc.	6,100	37,032
Konishi Company, Ltd.	5,900	105,891
Konoike Transport Company, Ltd.	3,700	41,836
Kosaido Company, Ltd.	7,500	29,298
Kosei Securities Company, Ltd.	30,000	48,983
Koshidaka Holdings Company, Ltd.	2,900	60,207
Kotobuki Spirits Company, Ltd.	2,300	70,895
Kourakuen Corp.	2,100	26,506
Krosaki Harima Corp.	17,000	35,320
KRS Corp.	1,800	37,206
Kumagai Gumi Company, Ltd.	100,000	325,426
Kumiai Chemical Industry Company, Ltd.	7,981	63,032
Kura Corp.	4,400	122,184
Kurabo Industries, Ltd.	84,000	163,906
Kureha Corp.	59,000	207,377
Kurimoto, Ltd.	40,000	67,181
Kuroda Electric Company, Ltd.	14,600	269,680

SEE NOTES TO FINANCIAL STATEMENTS43

	Shares	Value
Japan (continued)
Kusuri No Aoki Company, Ltd.	4,800	$224,734
KYB Company, Ltd.	74,000	217,842
Kyodo Printing Company, Ltd.	30,000	81,400
Kyoei Steel, Ltd.	7,400	129,001
Kyokuto Kaihatsu Kogyo Company, Ltd.	11,700	120,398
Kyokuto Securities Company, Ltd.	8,300	121,458
Kyokuyo Company, Ltd.	33,000	72,853
Kyorin Company, Ltd.	17,500	310,460
Kyoritsu Maintenance Company, Ltd.	3,840	234,596
Kyoritsu Printing Company, Ltd.	9,100	24,448
Kyosan Electric Manufacturing Company, Ltd.	15,000	42,100
Kyoto Kimono Yuzen Company, Ltd.	5,100	42,511
Kyowa Electronics Instruments Company, Ltd.	8,000	30,587
Kyowa Exeo Corp.	29,200	298,999
Kyowa Leather Cloth Company, Ltd.	200	1,543
Kyudenko Corp.	14,000	276,065
LAC Company, Ltd.	4,100	47,200
Land Business Company, Ltd.	7,800	23,824
Lasertec Corp.	6,600	67,379
LEC, Inc.	1,000	11,220
Leopalace21 Corp. (I)	80,600	391,808
Life Corp.	6,500	190,523
Lifenet Insurance Company (I)	5,800	20,531
Link And Motivation, Inc. (L)	8,500	9,298
Lintec Corp.	16,900	388,895
Lion Corp.	32,000	279,701
Livesense, Inc. (I)	3,700	14,624
Look, Inc.	9,000	13,560
Macnica Fuji Electronics Holdings, Inc. (I)	12,300	136,470
Maeda Corp.	42,000	336,264
Maeda Kosen Company, Ltd.	6,100	47,623
Maeda Road Construction Company, Ltd.	22,000	391,421
Maezawa Kasei Industries Company, Ltd.	2,000	19,115
Maezawa Kyuso Industries Company, Ltd.	2,500	32,322
Makino Milling Machine Company, Ltd.	38,575	298,434
Mamiya-Op Company, Ltd. (L)	20,000	27,146
Mandom Corp.	4,870	177,317
Mani, Inc.	6,600	148,646
Mars Engineering Corp.	3,500	59,923
Marubun Corp.	5,600	40,906
Marudai Food Company, Ltd.	39,000	164,758
Maruei Department Store Company, Ltd. (I)(L)	7,000	6,512
Marufuji Sheet Piling Company, Ltd.	3,000	7,541
Maruha Nichiro Corp.	13,881	208,266
Maruka Machinery Company, Ltd.	3,100	47,988
Marusan Securities Company, Ltd.	22,961	249,466
Maruwa Company, Ltd.	3,300	68,241

44SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Maruyama Manufacturing Company, Inc.	17,000	$28,706
Maruzen Showa Unyu Company, Ltd.	19,000	66,264
Marvelous, Inc.	11,100	97,963
Matsuda Sangyo Company, Ltd.	5,520	60,457
Matsui Construction Company, Ltd.	8,000	40,753
Matsumotokiyoshi Holdings Company, Ltd.	7,400	355,076
Matsuya Company, Ltd.	2,200	36,011
Matsuya Foods Company, Ltd.	3,000	57,431
Max Company, Ltd.	11,000	116,950
Maxvalu Tokai Company, Ltd.	2,000	29,260
MEC Company, Ltd.	9,500	56,763
Medical System Network Company, Ltd.	1,400	6,348
Megachips Corp.	9,100	95,157
Megmilk Snow Brand Company, Ltd.	14,300	271,021
Meidensha Corp.	59,086	189,866
Meiji Shipping Company, Ltd.	3,900	19,713
Meiko Electronics Company, Ltd. (I)	5,700	14,078
Meiko Network Japan Company, Ltd.	6,300	66,078
Meisei Industrial Company, Ltd.	15,000	66,471
Meitec Corp.	9,000	346,708
Meito Sangyo Company, Ltd.	1,500	16,960
Meiwa Corp.	7,500	24,006
Meiwa Estate Company, Ltd.	3,300	14,791
Melco Holdings, Inc.	4,900	79,614
Message Company, Ltd.	5,300	191,789
Micronics Japan Company, Ltd.	5,300	101,182
Mikuni Corp.	6,200	24,295
Milbon Company, Ltd.	4,260	152,567
Mimasu Semiconductor Industry Company, Ltd.	6,700	65,042
Ministop Company, Ltd.	5,600	115,248
Miraial Company, Ltd.	1,500	14,417
Mirait Holdings Corp.	23,080	215,223
Miroku Jyoho Service Company, Ltd.	4,300	28,316
Misawa Homes Company, Ltd.	10,300	73,681
Mitani Corp.	5,500	126,377
Mitani Sekisan Company, Ltd.	3,800	58,631
Mito Securities Company, Ltd.	18,000	61,316
Mitsuba Corp.	11,000	188,995
Mitsubishi Kakoki Kaisha, Ltd.	15,000	37,454
Mitsubishi Nichiyu Forklift Company, Ltd.	11,600	50,651
Mitsubishi Paper Mills, Ltd. (I)	105,387	73,721
Mitsubishi Pencil Company, Ltd.	5,700	249,328
Mitsubishi Research Institute, Inc.	2,600	64,177
Mitsubishi Shokuhin Company, Ltd.	3,800	82,149
Mitsubishi Steel Manufacturing Company, Ltd.	60,000	115,799
Mitsuboshi Belting Company, Ltd.	20,000	164,964
Mitsui Engineering & Shipbuilding Company, Ltd.	307,000	476,234

SEE NOTES TO FINANCIAL STATEMENTS45

	Shares	Value
Japan (continued)
Mitsui High-Tec, Inc.	10,000	$58,937
Mitsui Home Company, Ltd.	12,000	61,195
Mitsui Matsushima Company, Ltd.	57,000	60,172
Mitsui Mining & Smelting Company, Ltd.	217,000	444,387
Mitsui Sugar Company, Ltd.	30,000	123,754
Mitsui-Soko Company, Ltd.	42,000	127,510
Mitsumi Electric Company, Ltd. (L)	36,700	208,811
Mitsumura Printing Company, Ltd.	4,000	8,165
Mitsuuroko Holdings Company, Ltd.	16,100	78,496
Miura Company, Ltd.	19,200	214,101
Miyaji Engineering Group, Inc. (L)	23,000	41,630
Miyazaki Bank, Ltd.	67,000	221,998
Miyoshi Oil & Fat Company, Ltd.	26,000	29,321
Mizuno Corp.	38,000	174,636
Mochida Pharmaceutical Company, Ltd.	4,100	263,789
Modec, Inc.	7,600	100,820
Monex Group, Inc.	69,100	178,461
Moresco Corp.	2,400	35,167
Morinaga & Company, Ltd.	70,000	372,504
Morinaga Milk Industry Company, Ltd.	66,000	320,181
Morita Corp.	18,000	182,822
Morozoff, Ltd.	9,000	31,080
Mory Industries, Inc.	7,000	20,789
Mr. Max Corp. (I)	3,200	10,232
MTI, Ltd.	10,200	63,084
Murakami Corp.	3,000	56,132
Musashi Seimitsu Industry Company, Ltd.	8,300	153,902
Mutoh Holdings Company, Ltd.	11,000	28,929
NAC Company, Ltd.	3,400	24,526
Nachi-Fujikoshi Corp.	56,000	257,677
Nafco Company, Ltd.	3,900	62,263
Nagaileben Company, Ltd.	2,300	46,580
Nagano Keiki Company, Ltd.	700	4,774
Nagase & Company, Ltd.	26,800	322,434
Nagatanien Company, Ltd.	9,000	80,413
Nagawa Company, Ltd.	800	23,069
Nakabayashi Company, Ltd.	15,000	41,949
Nakamuraya Company, Ltd.	13,000	50,137
Nakanishi, Inc.	5,000	196,732
Nakayama Steel Works, Ltd. (I)	51,000	33,949
Nakayamafuku Company, Ltd.	2,500	16,201
Namura Shipbuilding Company, Ltd.	15,472	112,725
Narasaki Sangyo Company, Ltd.	8,000	19,539
Natori Company, Ltd.	2,500	30,183
NDS Company, Ltd.	17,000	42,018
NEC Capital Solutions, Ltd.	3,100	44,113
NEC Networks & System Integration Corp.	7,700	140,143

46SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
NET One Systems Company, Ltd.	36,500	$221,620
Neturen Company, Ltd.	11,400	80,125
New Japan Chemical Company, Ltd. (I)	13,900	23,777
New Japan Radio Company, Ltd. (I)	5,000	24,479
Next Company, Ltd.	21,600	129,294
Nexyz Corp.	2,600	26,100
Nice Holdings, Inc.	34,000	50,293
Nichi-iko Pharmaceutical Company, Ltd.	14,700	441,004
Nichia Steel Works, Ltd.	4,000	9,728
Nichias Corp.	32,000	204,187
Nichiban Company, Ltd.	7,000	37,532
Nichicon Corp.	20,273	147,855
Nichiden Corp.	2,300	53,458
Nichiha Corp.	9,400	131,606
Nichii Gakkan Company, Ltd.	15,600	119,846
Nichimo Company, Ltd.	7,000	13,652
Nichirei Corp.	85,000	518,519
Nichireki Company, Ltd.	11,000	83,975
Nifco, Inc.	13,704	533,421
NIFTY Corp.	2,600	29,598
Nihon Chouzai Company, Ltd.	890	69,177
Nihon Dempa Kogyo Company, Ltd.	6,100	41,609
Nihon Eslead Corp.	3,200	31,856
Nihon House Holdings Company, Ltd.	16,000	71,794
Nihon Kohden Corp.	18,000	358,574
Nihon M&A Center, Inc.	10,800	439,498
Nihon Nohyaku Company, Ltd.	15,000	116,536
Nihon Parkerizing Company, Ltd.	28,000	237,096
Nihon Plast Company, Ltd.	5,200	34,174
Nihon Tokushu Toryo Company, Ltd.	5,500	46,619
Nihon Trim Company, Ltd.	1,800	61,131
Nihon Unisys, Ltd.	17,100	181,079
Nihon Yamamura Glass Company, Ltd.	40,000	59,932
Nikkiso Company, Ltd.	21,600	169,872
Nikko Company, Ltd.	8,000	26,179
Nippi Inc	4,000	26,915
Nippo Corp.	14,000	237,785
Nippon Beet Sugar Manufacturing Company, Ltd.	46,000	72,347
Nippon Carbide Industries Company, Inc.	36,000	58,746
Nippon Carbon Company, Ltd.	45,000	113,594
Nippon Ceramic Company, Ltd.	2,900	41,117
Nippon Chemi-Con Corp.	72,271	173,021
Nippon Chemical Industrial Company, Ltd.	31,000	80,512
Nippon Chemiphar Company, Ltd.	8,000	42,206
Nippon Coke & Engineering Company, Ltd.	83,500	72,250
Nippon Concrete Industries Company, Ltd.	13,000	47,781
Nippon Denko Company, Ltd.	44,800	90,287

SEE NOTES TO FINANCIAL STATEMENTS47

	Shares	Value
Japan (continued)
Nippon Densetsu Kogyo Company, Ltd.	13,500	$248,768
Nippon Felt Company, Ltd.	2,700	11,678
Nippon Filcon Company, Ltd.	3,100	12,270
Nippon Fine Chemical Company, Ltd.	6,000	39,586
Nippon Flour Mills Company, Ltd.	39,000	248,280
Nippon Gas Company, Ltd.	10,300	337,968
Nippon Hume Corp.	7,400	42,722
Nippon Kanzai Company, Ltd.	800	23,246
Nippon Kasei Chemical Company, Ltd.	5,000	5,509
Nippon Kayaku Company, Ltd.	52,000	531,722
Nippon Kinzoku Company, Ltd. (I)	13,000	14,118
Nippon Kodoshi Corp.	2,000	16,939
Nippon Koei Company, Ltd.	26,000	103,589
Nippon Konpo Unyu Soko Company, Ltd.	20,700	365,261
Nippon Koshuha Steel Company, Ltd.	24,000	20,699
Nippon Light Metal Holdings Company, Ltd.	188,100	289,318
Nippon Paper Industries Company, Ltd.	33,300	543,749
Nippon Parking Development Company, Ltd.	79,600	109,197
Nippon Pillar Packing Company, Ltd.	6,800	57,628
Nippon Piston Ring Company, Ltd.	34,000	56,935
Nippon Rietec Company, Ltd.	3,000	20,313
Nippon Seiki Company, Ltd.	14,000	280,070
Nippon Seisen Company, Ltd.	6,000	25,144
Nippon Sharyo, Ltd. (L)	29,000	81,682
Nippon Sheet Glass Company, Ltd. (I)	312,000	281,351
Nippon Soda Company, Ltd.	46,000	263,956
Nippon Steel Trading Company., Ltd.	62,680	207,895
Nippon Suisan Kaisha, Ltd.	108,965	341,063
Nippon Synthetic Chemical Industry Company, Ltd.	17,000	121,921
Nippon Systemware Company, Ltd.	1,900	15,483
Nippon Thompson Company, Ltd.	27,000	120,520
Nippon Valqua Industries, Ltd.	34,000	88,085
Nippon Yakin Kogyo Company, Ltd. (I)(L)	56,000	85,428
Nipro Corp.	40,000	457,064
Nishi-Nippon Railroad Company, Ltd.	129,000	654,803
Nishikawa Rubber Company, Ltd.	4,000	61,694
Nishimatsu Construction Company, Ltd.	103,000	461,495
Nishimatsuya Chain Company, Ltd.	17,300	154,541
Nishio Rent All Company, Ltd.	4,500	115,069
Nissan Shatai Company, Ltd.	17,000	198,637
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	14,532
Nissei ASB Machine Company, Ltd.	2,300	44,479
Nissei Build Kogyo Company, Ltd.	23,000	77,782
Nissei Corp.	1,100	9,048
Nissei Plastic Industrial Company, Ltd.	4,600	35,425
Nissen Holdings Company, Ltd. (I)	600	1,003
Nissha Printing Company, Ltd.	8,600	147,627

48SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nisshin Fudosan Company, Ltd.	15,600	$50,845
Nisshin Oillio Group, Ltd.	57,000	214,523
Nisshin Steel Holdings Comapny, Ltd.	33,796	317,825
Nisshinbo Holdings, Inc.	49,000	588,457
Nissin Corp.	31,000	94,132
Nissin Electric Company, Ltd.	19,000	109,369
Nissin Kogyo Company, Ltd.	15,000	206,269
Nissin Sugar Holdings Company, Ltd.	500	12,057
Nissui Pharmaceutical Company, Ltd.	2,700	30,737
Nitta Corp.	6,900	164,509
Nitta Gelatin, Inc.	4,800	29,290
Nittan Valve Company, Ltd.	4,000	13,959
Nittetsu Mining Company, Ltd.	22,000	102,905
Nitto Boseki Company, Ltd.	58,229	275,127
Nitto FC Company, Ltd.	1,000	7,637
Nitto Kogyo Corp.	9,300	175,425
Nitto Kohki Company, Ltd.	4,100	81,328
Nitto Seiko Company, Ltd.	8,000	20,329
Nittoc Construction Company, Ltd.	20,400	88,072
Nittoku Engineering Company, Ltd.	4,600	39,490
NJS Company, Ltd.	1,900	22,920
Noevir Holdings Company, Ltd.	6,500	146,301
NOF Corp.	50,000	370,799
Nohmi Bosai, Ltd.	10,000	117,639
Nojima Corp.	4,800	51,537
Nomura Company, Ltd.	12,500	188,927
Noritake Company, Ltd.	41,000	91,045
Noritsu Koki Company, Ltd.	2,000	10,399
Noritz Corp.	10,100	151,397
North Pacific Bank, Ltd.	122,800	493,079
NS Solutions Corp.	5,300	204,795
NS United Kaiun Kaisha, Ltd.	44,000	93,608
NSD Company, Ltd.	9,806	121,781
Nuflare Technology, Inc.	1,000	40,269
OAK Capital Corp.	16,400	30,977
Obara Group, Inc.	4,400	180,020
Obayashi Road Corp.	18,000	104,235
Odelic Company, Ltd.	1,000	27,742
Oenon Holdings, Inc.	28,000	50,257
Ohara, Inc.	2,000	9,468
Ohashi Technica, Inc.	3,800	43,521
Ohba Company, Ltd.	600	2,425
Ohsho Food Service Corp.	3,600	120,468
Oiles Corp.	8,672	135,134
Okabe Company, Ltd.	13,800	114,891
Okamoto Industries, Inc.	22,000	197,379
Okamoto Machine Tool Works, Ltd.	7,000	9,145

SEE NOTES TO FINANCIAL STATEMENTS49

	Shares	Value
Japan (continued)
Okamura Corp.	21,500	$192,275
Okasan Securities Group, Inc.	52,000	320,203
Oki Electric Industry Company, Ltd.	262,000	456,533
Okinawa Cellular Telephone Company	4,700	139,104
OKK Corp.	48,000	60,711
OKUMA Corp.	46,382	365,509
Okumura Corp.	58,000	316,287
Okura Industrial Company, Ltd.	19,000	52,161
Okuwa Company, Ltd.	7,000	53,185
Olympic Corp.	1,000	5,273
ONO Sokki Company, Ltd.	2,000	16,504
Onoken Company, Ltd.	5,500	47,854
Onward Holdings Company, Ltd.	44,000	276,758
Open House Company, Ltd.	8,800	161,362
OPT, Inc.	3,900	19,162
Optex Company, Ltd.	3,700	81,869
Organo Corp.	20,000	78,913
Origin Electric Company, Ltd.	12,000	32,963
Osaka Organic Chemical Industry, Ltd.	7,700	40,290
Osaka Steel Company, Ltd.	5,100	78,468
OSAKA Titanium Technologies Company, Ltd. (L)	5,800	151,297
Osaki Electric Company, Ltd. (L)	16,000	90,134
OSG Corp.	23,200	467,532
Otsuka Kagu, Ltd. (L)	2,100	28,467
OUG Holdings, Inc.	5,000	11,858
Outsourcing, Inc.	2,900	65,497
Oyo Corp.	5,900	75,161
Pacific Industrial Company, Ltd.	16,300	167,402
Pacific Metals Company, Ltd. (L)	70,000	184,533
Pal Company, Ltd.	3,700	109,958
Paltac Corp.	12,100	227,445
PanaHome Corp.	27,000	179,650
Panasonic Electric Works SUNX Company, Ltd.	6,100	34,699
Paramount Bed Holdings Company, Ltd.	6,000	179,169
Parco Company, Ltd.	6,900	62,858
Paris Miki Holdings, Inc.	6,300	24,503
Pasco Corp.	4,000	10,305
Pasona Group, Inc.	7,800	79,108
PC Depot Corp.	3,800	34,021
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	21,889
Penta-Ocean Construction Company, Ltd.	98,000	470,964
PIA Corp.	500	9,749
Pilot Corp.	9,800	474,765
Piolax, Inc.	3,700	173,448
Pioneer Corp. (I)	113,200	204,699
Plenus Company, Ltd.	5,900	96,405
Press Kogyo Company, Ltd.	42,000	164,669

50SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Pressance Corp.	2,800	$104,834
Prestige International, Inc.	7,900	68,747
Prima Meat Packers, Ltd.	49,000	139,089
Pronexus, Inc.	5,900	44,325
Proto Corp.	4,300	62,925
PS Mitsubishi Construction Company, Ltd. (L)	8,700	28,985
Qol Company, Ltd.	1,800	25,331
Raito Kogyo Company, Ltd.	18,800	184,760
Rasa Industries, Ltd. (I)	21,000	23,773
Raysum Company, Ltd.	4,300	39,397
Relo Holdings, Inc.	3,800	396,937
Renaissance, Inc.	2,700	30,237
Rengo Company, Ltd.	84,000	336,750
Renown, Inc. (I)	24,700	32,121
Retail Partners Company, Ltd.	1,600	13,722
Rheon Automatic Machinery Company, Ltd.	7,000	31,105
Rhythm Watch Company, Ltd.	29,000	37,527
Riberesute Corp.	2,000	12,811
Ricoh Leasing Company, Ltd.	5,700	159,034
Right On Company, Ltd.	6,100	50,130
Riken Corp.	31,000	105,296
Riken Keiki Company, Ltd.	3,000	38,758
Riken Technos Corp.	14,400	51,714
Riken Vitamin Company, Ltd.	2,000	67,350
Ringer Hut Company, Ltd.	3,600	80,039
Rion Company, Ltd.	1,600	23,967
Riso Kagaku Corp.	10,200	198,588
Riso Kyoiku Company, Ltd.	4,700	11,181
Rock Field Company, Ltd.	3,300	80,415
Rohto Pharmaceutical Company, Ltd.	34,200	588,303
Rokko Butter Company, Ltd.	2,600	37,094
Roland DG Corp.	4,100	92,121
Round One Corp.	32,900	148,205
Royal Holdings Company, Ltd.	9,700	177,043
Ryobi, Ltd.	54,000	214,141
Ryoden Trading Company, Ltd.	12,000	85,511
Ryosan Company, Ltd.	12,929	310,572
Ryoyo Electro Corp.	3,200	40,628
S Foods, Inc.	4,200	86,974
S&B Foods, Inc.	500	20,472
Sac's Bar Holdings, Inc.	6,100	104,443
Saibu Gas Company, Ltd.	105,000	261,605
Saizeriya Company, Ltd.	10,600	246,129
Sakai Chemical Industry Company, Ltd.	34,000	98,250
Sakai Heavy Industries, Ltd.	11,000	22,350
Sakai Moving Service Company, Ltd.	1,800	81,702
Sakai Ovex Company, Ltd.	19,000	30,497

SEE NOTES TO FINANCIAL STATEMENTS51

	Shares	Value
Japan (continued)
Sakata INX Corp.	14,000	$108,197
Sakata Seed Corp.	10,500	169,653
Sala Corp.	4,500	20,799
SAMTY Company, Ltd.	4,900	42,441
San Holdings, Inc.	200	2,599
San-A Company, Ltd.	6,200	287,740
San-Ai Oil Company, Ltd.	20,000	132,852
Sanden Holdings Corp.	44,000	164,137
Sanei Architecture Planning Company, Ltd.	2,900	36,634
Sangetsu Company, Ltd.	19,800	344,319
Sanken Electric Company, Ltd.	39,437	151,160
Sanki Engineering Company, Ltd.	18,000	137,841
Sanko Marketing Foods Company, Ltd.	500	3,791
Sanko Metal Industrial Company, Ltd.	6,000	11,054
Sankyo Frontier Company, Ltd.	2,000	15,207
Sankyo Seiko Company, Ltd.	10,400	41,108
Sankyo Tateyama, Inc.	8,600	131,833
Sankyu, Inc.	92,000	461,658
Sanoh Industrial Company, Ltd.	8,300	51,905
Sansha Electric Manufacturing Company, Ltd.	4,100	25,405
Sanshin Electronics Company, Ltd.	8,900	91,596
Sanwa Holdings Corp.	63,124	480,253
Sanyo Chemical Industries, Ltd.	18,000	134,281
Sanyo Denki Company, Ltd.	17,000	102,475
Sanyo Electric Railway Company, Ltd.	19,000	75,671
Sanyo Housing Nagoya Company, Ltd.	5,200	46,161
Sanyo Shokai, Ltd.	40,000	135,908
Sanyo Special Steel Company, Ltd.	42,648	169,168
Sapporo Holdings, Ltd.	113,000	440,435
Sata Construction Company, Ltd. (L)	9,000	9,748
Sato Holdings Corp.	7,200	150,563
Sato Restaurant Systems Company, Ltd.	5,300	38,852
Sato Shoji Corp.	2,600	15,836
Satori Electric Company, Ltd.	4,700	33,669
Sawada Holdings Company, Ltd.	9,500	92,312
Sawai Pharmaceutical Company, Ltd.	1,200	75,769
Saxa Holdings, Inc.	18,000	34,287
SBS Holdings, Inc.	5,100	39,137
SCREEN Holdings Company, Ltd.	69,000	329,856
Scroll Corp.	9,200	38,046
Seibu Electric Industry Company, Ltd.	3,000	11,175
Seika Corp.	20,000	43,556
Seikitokyu Kogyo Company, Ltd.	9,200	41,977
Seiko Holdings Corp.	45,000	266,717
Seiren Company, Ltd.	17,800	199,756
Sekisui Jushi Corp.	10,000	131,577
Sekisui Plastics Company, Ltd.	15,000	49,831

52SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Senko Company, Ltd.	33,000	$232,289
Senshu Electric Company, Ltd.	1,500	22,858
Senshu Ikeda Holdings, Inc.	89,400	391,344
Senshukai Company, Ltd.	11,200	75,740
Septeni Holdings Company, Ltd.	2,200	32,284
Seria Company, Ltd. (L)	6,000	288,848
Shibaura Electronics Company, Ltd.	1,700	24,665
Shibaura Mechatronics Corp.	10,000	18,086
Shibusawa Warehouse Company, Ltd.	16,000	44,076
Shibuya Kogyo Company, Ltd.	5,400	96,715
Shidax Corp.	9,000	38,369
Shikibo, Ltd.	39,000	37,253
Shikoku Chemicals Corp.	16,000	133,390
Shima Seiki Manufacturing, Ltd.	12,100	171,033
Shimachu Company, Ltd.	17,200	419,316
Shimojima Company, Ltd.	1,800	15,171
Shin Nippon Air Technologies Company, Ltd.	4,400	35,486
Shin-Etsu Polymer Company, Ltd.	11,300	55,584
Shin-Keisei Electric Railway Company, Ltd.	4,000	13,788
Shinagawa Refractories Company, Ltd.	30,000	64,267
Shindengen Electric Manufacturing Company, Ltd.	28,000	106,752
Shinkawa, Ltd. (I)	1,700	10,076
Shinko Electric Industries Company, Ltd.	25,000	159,646
Shinko Plantech Company, Ltd.	15,100	122,355
Shinko Shoji Company, Ltd.	6,700	67,430
Shinmaywa Industries, Ltd.	32,000	334,048
Shinnihon Corp.	8,000	41,782
Shinoken Group Company, Ltd.	3,300	47,135
Shinsho Corp.	15,000	31,570
Shinwa Company, Ltd.	2,000	27,033
Ship Healthcare Holdings, Inc.	16,300	358,140
Shiroki Corp.	17,000	43,719
Shizuki Electric Company, Inc.	5,000	23,569
Shizuoka Gas Company, Ltd.	20,900	144,084
Shobunsha Publications, Inc.	2,400	15,011
Shochiku Company, Ltd.	26,000	207,353
Shoei Company, Ltd.	1,600	27,152
Shoei Foods Corp.	2,200	22,165
Shofu, Inc.	3,500	45,823
Shoko Company, Ltd.	33,000	26,316
Showa Aircraft Industry Company, Ltd.	2,000	18,608
Showa Corp.	18,700	157,591
Showa Denko KK	495,000	566,728
Showa Sangyo Company, Ltd.	37,000	146,240
Siix Corp.	7,800	211,526
Sinanen Company, Ltd.	15,000	58,786
Sinfonia Technology Company, Ltd.	32,000	50,292

SEE NOTES TO FINANCIAL STATEMENTS53

	Shares	Value
Japan (continued)
Sinko Industries Ltd.	6,500	$66,046
Sintokogio, Ltd.	17,600	143,202
SKY Perfect JSAT Holdings, Inc.	61,700	279,976
SMK Corp.	22,000	97,802
SMS Company, Ltd.	9,600	148,741
SNT Corp.	3,200	13,532
Soda Nikka Company, Ltd.	1,900	7,950
Sodick Company, Ltd.	18,100	122,866
Softbank Technology Corp.	1,700	17,576
Softbrain Company, Ltd. (I)	6,100	8,569
Software Service, Inc.	900	41,830
Sogo Medical Company, Ltd.	3,800	121,114
Space Company, Ltd.	2,700	28,574
Sparx Group Company, Ltd. (L)	41,100	124,269
SPK Corp.	300	5,799
SRA Holdings, Inc.	3,400	61,486
Srg Takamiya Company, Ltd.	6,000	32,146
ST Corp.	3,700	31,461
St. Marc Holdings Company, Ltd.	5,600	172,665
Star Mica Company, Ltd.	200	2,130
Star Micronics Company, Ltd.	17,300	245,257
Starts Corp., Inc.	8,000	133,353
Starzen Company, Ltd.	27,000	77,693
Stella Chemifa Corp.	3,800	36,330
Step Company, Ltd.	2,000	17,616
Studio Alice Company, Ltd.	3,400	64,256
Sugimoto & Company, Ltd.	300	3,287
Sumida Corp.	6,800	54,014
Suminoe Textile Company, Ltd.	19,000	54,089
Sumitomo Bakelite Company, Ltd.	66,000	253,651
Sumitomo Densetsu Company, Ltd.	5,900	81,059
Sumitomo Forestry Company, Ltd.	19,100	213,643
Sumitomo Mitsui Construction Company, Ltd.	240,600	316,071
Sumitomo Osaka Cement Company, Ltd.	146,000	564,765
Sumitomo Precision Products Company, Ltd.	13,000	48,454
Sumitomo Real Estate Sales Company, Ltd.	5,800	152,470
Sumitomo Riko Company, Ltd	13,300	111,332
Sumitomo Seika Chemicals Company, Ltd.	19,000	121,138
Sumitomo Warehouse Company, Ltd.	48,952	247,928
Sun Frontier Fudousan Company, Ltd. (L)	6,900	51,709
Sun-Wa Technos Corp.	2,900	26,901
Suncall Corp.	5,000	27,907
SWCC Showa Holdings Company, Ltd. (I)	87,000	61,603
Systena Corp.	6,400	60,179
T Hasegawa Company, Ltd.	6,200	93,239
T RAD Company, Ltd.	27,000	46,001
T&K Toka Company, Ltd.	4,800	87,339

54SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
T-Gaia Corp.	7,300	$119,433
Tabuchi Electric Company, Ltd.	9,100	66,603
Tachi-S Company, Ltd.	10,500	130,873
Tachibana Eletech Company, Ltd.	5,400	58,792
Tachikawa Corp.	2,300	17,481
Tadano, Ltd.	33,000	447,689
Taihei Dengyo Kaisha, Ltd.	7,000	73,804
Taiheiyo Kouhatsu, Inc.	12,000	8,697
Taiho Kogyo Company, Ltd.	6,600	80,429
Taikisha, Ltd.	8,700	196,544
Taiko Pharmaceutical Company, Ltd.	3,100	43,897
Taisei Lamick Company, Ltd.	1,700	41,706
Taiyo Holdings Company, Ltd.	5,100	182,173
Taiyo Yuden Company, Ltd.	34,300	417,967
Takagi Securities Company, Ltd. (L)	16,000	28,332
Takamatsu Construction Group Comapany, Ltd.	3,400	71,569
Takano Company, Ltd.	2,000	11,787
Takaoka Toko Company, Ltd.	1,970	23,038
Takara Holdings, Inc.	28,600	192,307
Takara Leben Company, Ltd.	30,900	140,885
Takara Standard Company, Ltd.	33,000	225,596
Takasago International Corp.	33,000	186,831
Takasago Thermal Engineering Company, Ltd.	20,600	312,691
Takashima & Company, Ltd.	16,000	35,190
Takata Corp. (L)	12,000	125,298
Take and Give Needs Company, Ltd.	2,480	15,673
Takeei Corp. (L)	7,100	88,035
Takeuchi Manufacturing Company, Ltd.	15,600	268,685
Takihyo Company, Ltd.	4,000	14,865
Takiron Company, Ltd.	19,000	78,279
Takisawa Machine Tool Company, Ltd.	22,000	35,125
Takuma Company, Ltd.	29,000	225,950
Tama Home Company, Ltd.	4,700	19,081
Tamron Company, Ltd.	7,200	144,030
Tamura Corp.	30,000	87,128
Tanseisha Company, Ltd.	13,200	92,114
Tasaki & Company, Ltd. (I)	3,400	48,268
Tatsuta Electric Wire & Cable Company, Ltd.	12,900	49,231
Tayca Corp.	10,000	42,702
TBK Company, Ltd.	6,000	24,397
Techno Medica Company, Ltd.	1,500	32,215
Teikoku Electric Manufacturing Company, Ltd.	6,200	39,506
Teikoku Sen-I Company, Ltd.	6,000	69,189
Teikoku Tsushin Kogyo Company, Ltd.	6,000	10,282
Tenma Corp.	2,100	34,884
The Aichi Bank, Ltd.	3,800	202,150
The Akita Bank, Ltd.	81,000	243,010

SEE NOTES TO FINANCIAL STATEMENTS55

	Shares	Value
Japan (continued)
The Aomori Bank, Ltd.	90,000	$276,999
The Awa Bank, Ltd.	74,000	421,354
The Bank of Iwate, Ltd.	6,400	282,350
The Bank of Kochi, Ltd.	37,000	45,014
The Bank of Nagoya, Ltd. (L)	63,000	240,645
The Bank of Okinawa, Ltd.	6,588	260,001
The Bank of Saga, Ltd.	57,000	128,334
The Chiba Kogyo Bank, Ltd.	21,400	120,632
The Chukyo Bank, Ltd.	42,000	78,601
The Daisan Bank, Ltd.	64,000	99,553
The Daishi Bank, Ltd.	119,000	508,161
The Daito Bank, Ltd.	35,000	46,945
The Ehime Bank, Ltd.	71,253	150,695
The Eighteenth Bank, Ltd.	70,000	202,700
The Fukui Bank, Ltd.	101,188	204,831
The Fukushima Bank, Ltd.	88,000	67,333
The Higashi-Nippon Bank, Ltd.	41,000	150,101
The Hokkoku Bank, Ltd.	104,000	397,541
The Hokuetsu Bank, Ltd.	92,000	183,298
The Hyakugo Bank, Ltd.	87,000	418,719
The Hyakujushi Bank, Ltd.	91,000	315,043
The Japan Steel Works, Ltd.	117,000	387,520
The Japan Wool Textile Company, Ltd.	23,000	192,866
The Juroku Bank, Ltd.	119,000	485,118
The Kagoshima Bank, Ltd.	58,000	368,203
The Keiyo Bank, Ltd.	96,000	503,643
The Kinki Sharyo Company, Ltd. (I)	12,000	36,938
The Kita-Nippon Bank, Ltd.	2,600	70,256
The Kiyo Bank, Ltd.	22,039	337,079
The Michinoku Bank, Ltd.	53,000	93,497
The Mie Bank, Ltd.	36,000	80,857
The Minato Bank, Ltd.	59,000	113,726
The Monogatari Corp.	1,100	41,584
The Musashino Bank, Ltd.	11,600	406,803
The NaganoBank, Ltd.	25,000	43,414
The Nanto Bank, Ltd.	88,000	280,243
The Nippon Road Company, Ltd.	24,000	125,394
The Nippon Signal Company, Ltd.	18,600	171,465
The Ogaki Kyoritsu Bank, Ltd.	117,000	414,164
The Oita Bank, Ltd.	59,000	247,608
The Okinawa Electric Power Company, Inc.	9,300	218,916
The Pack Corp.	5,700	129,553
The San-In Godo Bank, Ltd.	53,000	471,524
The Shiga Bank, Ltd.	82,000	418,097
The Shikoku Bank, Ltd.	75,000	154,258
The Shimane Bank, Ltd.	200	2,465
The Shimizu Bank, Ltd.	2,600	68,200

56SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
The Taiko Bank, Ltd.	28,000	$51,850
The Tochigi Bank, Ltd.	44,000	234,739
The Toho Bank, Ltd.	83,000	335,362
The Tohoku Bank, Ltd.	34,000	45,335
The Torigoe Company, Ltd.	2,300	13,796
The Tottori Bank, Ltd.	25,000	43,192
The Towa Bank, Ltd.	85,000	78,859
The Yamagata Bank, Ltd.	56,000	230,857
The Yamanashi Chuo Bank, Ltd.	57,255	279,571
The Yasuda Warehouse Company, Ltd.	6,200	50,184
Tigers Polymer Corp.	2,000	11,716
TKC Corp.	7,100	180,803
Toa Corp.	9,100	84,261
Toa Corp.	71,000	147,626
TOA Oil Company, Ltd.	28,000	35,724
TOA Road Corp.	16,000	58,356
Toabo Corp.	3,800	19,079
Toagosei Company, Ltd.	42,000	307,136
Tobishima Corp. (I)	53,900	111,488
Tobu Store Company, Ltd.	8,000	20,786
TOC Company, Ltd.	19,000	128,010
Tocalo Company, Ltd.	5,000	97,644
Toda Corp.	75,000	380,679
Toda Kogyo Corp.	19,000	45,239
Toei Animation Company, Ltd.	500	19,020
Toei Company, Ltd.	25,000	186,004
Toenec Corp.	13,000	98,332
Togami Electric Manufacturing Company, Ltd.	3,000	12,861
Toho Company, Ltd.	3,200	61,062
Toho Holdings Company, Ltd.	19,800	435,238
Toho Zinc Company, Ltd.	54,000	139,970
Tohokushinsha Film Corp.	3,700	26,937
Tohto Suisan Company, Ltd.	5,000	7,982
Tokai Carbon Company, Ltd.	72,000	175,769
Tokai Corp.	3,400	104,025
Tokai Holdings Corp.	28,200	115,977
Tokai Lease Company, Ltd.	3,000	5,492
Tokai Rika Company, Ltd.	8,700	184,273
Tokai Tokyo Financial Holdings, Inc.	37,000	246,107
Token Corp.	3,050	210,462
Toko, Inc.	11,000	27,145
Tokushu Tokai Paper Company, Ltd.	36,000	101,759
Tokuyama Corp. (L)	113,000	190,047
Tokyo Dome Corp.	65,000	265,379
Tokyo Electron Device, Ltd.	1,800	24,055
Tokyo Energy & Systems, Inc.	10,000	78,549
Tokyo Individualized Educational Institute, Inc.	3,800	19,672

SEE NOTES TO FINANCIAL STATEMENTS57

	Shares	Value
Japan (continued)
Tokyo Keiki, Inc. (L)	28,000	$52,231
Tokyo Ohka Kogyo Company, Ltd.	7,200	201,829
Tokyo Rakutenchi Company, Ltd.	6,000	24,446
Tokyo Rope Manufacturing Company, Ltd. (I)	42,000	67,940
Tokyo Sangyo Company, Ltd.	3,500	14,512
Tokyo Seimitsu Company, Ltd.	12,100	231,543
Tokyo Steel Manufacturing Company, Ltd.	39,000	251,451
Tokyo Tekko Company, Ltd.	20,000	93,198
Tokyo Theatres Company, Inc.	31,000	35,522
Tokyo TY Financial Group, Inc.	10,558	292,803
Tokyotokeiba Company, Ltd.	39,000	101,345
Tokyu Recreation Company, Ltd.	4,000	24,252
Toli Corp.	14,000	37,756
Tomato Bank, Ltd.	38,000	55,697
Tomoe Corp.	7,600	23,388
Tomoe Engineering Company, Ltd.	2,200	30,221
Tomoegawa Company, Ltd.	2,000	3,719
Tomoku Company, Ltd.	21,000	44,777
TOMONY Holdings, Inc.	60,600	240,094
Tomy Company, Ltd.	24,900	124,431
Tonami Holdings Company, Ltd.	19,000	60,554
Topcon Corp.	21,000	334,296
Toppan Forms Company, Ltd.	19,100	233,071
Topre Corp.	13,500	261,430
Topy Industries, Ltd.	82,000	179,625
Toridoll Corp.	8,600	122,765
Torii Pharmaceutical Company, Ltd.	3,000	74,517
Torishima Pump Manufacturing Company, Ltd.	8,100	52,241
Tosei Corp.	14,800	94,629
Toshiba Machine Company, Ltd.	39,000	139,237
Toshiba Plant Systems & Services Corp.	18,700	203,730
Toshiba TEC Corp.	36,000	133,694
Tosho Company, Ltd.	2,100	59,342
Tosho Printing Company, Ltd.	15,000	60,187
Totetsu Kogyo Company, Ltd.	7,600	161,367
Tow Company, Ltd.	4,000	25,669
Towa Corp.	7,100	42,679
Towa Pharmaceutical Company, Ltd.	3,500	273,529
Toyo Construction Company, Ltd.	28,500	125,327
Toyo Corp.	10,400	89,842
Toyo Denki Seizo - Toyo Electric Manufacturing Company, Ltd.	13,000	46,273
Toyo Engineering Corp.	56,000	142,379
Toyo Ink SC Holdings Company, Ltd.	79,000	299,865
Toyo Kanetsu KK	47,000	83,085
Toyo Kohan Company, Ltd.	18,000	67,454
Toyo Machinery & Metal Company, Ltd.	3,100	10,522
Toyo Securities Company, Ltd.	22,000	71,471

58SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Toyo Tanso Company, Ltd.	4,100	$55,387
Toyo Wharf & Warehouse Company, Ltd. (L)	27,000	43,339
Toyobo Company, Ltd.	307,064	439,699
TPR Company, Ltd.	6,300	151,741
Trancom Company, Ltd.	2,300	125,524
Transcosmos, Inc.	7,500	171,477
Trusco Nakayama Corp.	6,600	255,331
Trust Tech, Inc.	600	10,873
TS Tech Company, Ltd.	14,500	387,860
TSI Holdings Company, Ltd.	30,505	235,321
Tsubakimoto Chain Company, Ltd.	49,000	376,596
Tsudakoma Corp. (I)	18,000	19,381
Tsugami Corp.	26,000	109,920
Tsukada Global Holdings, Inc.	4,800	30,650
Tsukishima Kikai Company, Ltd.	8,700	73,399
Tsukuba Bank, Ltd.	34,700	127,270
Tsukui Corp.	9,400	86,241
Tsumura & Company	14,100	313,914
Tsurumi Manufacturing Company, Ltd.	5,000	76,681
Tsutsumi Jewelry Company, Ltd.	900	18,999
TV Tokyo Holdings Corp.	2,000	34,502
Tyo, Inc.	19,500	30,016
U-Shin, Ltd.	6,300	38,383
UACJ Corp.	94,718	175,346
Ube Industries, Ltd.	209,000	360,649
Uchida Yoko Company, Ltd.	16,000	51,104
Uchiyama Holdings Company, Ltd.	3,300	13,327
UKC Holdings Corp.	4,700	91,265
Ulvac, Inc.	15,800	250,040
Umenohana Company, Ltd.	700	15,438
Uniden Corp.	20,000	32,032
Union Tool Company, Ltd.	3,700	106,081
Unipres Corp.	14,300	265,894
United Arrows, Ltd.	7,200	284,033
United Super Markets Holdings, Inc. (I)	14,400	123,999
Unitika, Ltd. (I)	189,000	104,171
Universal Entertainment Corp.	8,800	172,206
UNY Group Holdings Company, Ltd.	77,700	482,514
Usen Corp. (I)	43,490	117,137
Ushio, Inc.	30,600	357,587
UT Holdings Company, Ltd. (I)	10,900	65,601
Utoc Corp.	4,300	18,777
Valor Company, Ltd.	11,100	311,638
Village Vanguard Company, Ltd.	2,200	29,132
Vital KSK Holdings, Inc.	12,200	84,028
Vitec Company, Ltd.	2,600	30,099
VT Holdings Company, Ltd.	29,700	180,314

SEE NOTES TO FINANCIAL STATEMENTS59

	Shares	Value
Japan (continued)
Wacoal Holdings Corp.	38,000	$487,851
Wacom Company, Ltd. (L)	46,700	167,768
Wakachiku Construction Company, Ltd. (L)	35,000	46,315
Wakita & Company, Ltd.	14,200	129,796
Warabeya Nichiyo Company, Ltd.	5,000	116,744
WATAMI Company, Ltd. (I)(L)	6,900	58,511
Weathernews, Inc.	4,200	138,207
Welcia Holdings Company, Ltd.	5,640	270,052
Wellnet Corp.	100	2,115
West Holdings Corp.	6,400	38,977
Wood One Company, Ltd.	8,000	16,835
Wowow, Inc.	4,400	122,699
Xebio Company, Ltd.	8,200	155,169
Y A C Company, Ltd.	900	6,279
Yachiyo Industry Company, Ltd.	1,200	9,567
Yahagi Construction Company, Ltd.	9,000	69,690
Yaizu Suisankagaku Industry Company, Ltd.	2,900	24,193
YAMABIKO Corp.	2,800	96,891
Yamaichi Electronics Company, Ltd.	8,000	62,704
Yamatane Corp.	35,000	52,987
Yamato Kogyo Company, Ltd.	14,400	323,196
Yamaya Corp.	1,000	20,864
Yamazawa Company, Ltd.	1,000	14,406
Yamazen Corp.	18,000	140,461
Yaoko Company, Ltd.	5,400	281,031
Yellow Hat, Ltd.	5,600	121,926
Yodogawa Steel Works, Ltd.	34,825	147,977
Yokogawa Bridge Corp.	13,300	112,999
Yokohama Reito Company, Ltd.	17,200	142,143
Yokowo Company, Ltd.	5,200	25,835
Yomeishu Seizo Company, Ltd.	3,000	24,617
Yomiuri Land Company, Ltd.	13,000	43,671
Yondenko Corp.	1,000	3,354
Yondoshi Holdings, Inc.	7,200	156,065
Yonekyu Corp.	2,000	45,214
Yonex Company, Ltd.	1,000	26,615
Yorozu Corp.	7,700	152,743
Yoshinoya Holdings Company, Ltd.	12,500	148,706
Yuasa Funashoku Company, Ltd.	11,000	29,179
Yuasa Trading Company, Ltd.	6,200	132,560
Yuken Kogyo Company, Ltd.	20,000	39,340
Yumeshin Holdings Company, Ltd.	8,200	53,998
Yurtec Corp.	15,000	130,252
Yusen Logistics Company, Ltd.	5,900	61,680
Yushiro Chemical Industry Company, Ltd.	3,800	44,410
Yutaka Giken Company, Ltd.	1,000	19,076
Zappallas, Inc.	800	3,329

60SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Zenrin Company, Ltd.	10,100	$130,686
Zensho Holdings Company, Ltd.	30,400	290,075
Zeon Corp.	33,000	273,146
Zeria Pharmaceutical Company, Ltd.	7,600	106,378
Zojirushi Corp.	14,000	175,676
Zuiko Corp.	1,100	41,217
Zuken, Inc.	2,300	20,845
Jersey, Channel Islands 0.2%		1,352,045
Centamin PLC	428,981	393,619
Phoenix Group Holdings	74,492	958,426
Liechtenstein 0.0%		302,181
Liechtensteinische Landesbank AG	4,783	184,354
VP Bank AG	1,385	117,827
Luxembourg 0.4%		3,075,668
APERAM (I)	20,321	683,703
d'Amico International Shipping SA	79,552	68,604
Elcoteq SE (I)	353	0
Eurofins Scientific SE	3,097	1,035,258
L'Occitane International SA	134,500	304,656
Regus PLC	210,526	912,677
Sword Group	2,970	70,770
Macau 0.0%		109,785
Macau Legend Development, Ltd. (I)(L)	802,000	109,785
Malaysia 0.0%		39,518
Nam Cheong, Ltd.	379,000	39,518
Malta 0.1%		799,523
Unibet Group PLC	10,144	799,523
Monaco 0.0%		47,985
Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA	1,252	47,985
Mongolia 0.0%		47,673
Mongolian Mining Corp. (I)	1,887,750	47,673
Netherlands 1.8%		12,656,525
Aalberts Industries NV	34,977	1,085,008
Accell Group	8,511	182,779
AMG Advanced Metallurgical Group NV (I)	14,726	113,601
Amsterdam Commodities NV	6,266	151,086
Arcadis NV	25,007	626,672
ASM International NV	21,696	815,519
Atrium European Real Estate, Ltd. (I)	55,580	251,042
BE Semiconductor Industries NV	14,422	282,624
Beter Bed Holding NV	5,279	125,876
BinckBank NV	28,602	240,231
Brack Capital Properties NV (I)	368	22,680

SEE NOTES TO FINANCIAL STATEMENTS61

	Shares	Value
Netherlands (continued)
Brunel International NV	8,264	$144,222
Corbion NV	22,653	497,042
Delta Lloyd NV	73,119	776,358
DOCdata NV	926	20,513
Fugro NV (I)	14,098	294,332
Grontmij (I)	25,109	124,775
Heijmans NV (I)	8,732	80,405
Hunter Douglas NV	368	15,331
KAS Bank NV	4,826	59,481
Kendrion NV	5,852	157,419
Koninklijke BAM Groep NV (I)	120,060	663,551
Koninklijke Ten Cate NV	10,623	286,347
Macintosh Retail Group NV (I)	3,311	8,686
Nederlandsche Apparatenfabriek NV	1,373	46,467
Ordina NV (I)	42,607	43,764
PostNL NV (I)	191,823	723,913
QIAGEN NV (I)	24,909	654,681
SBM Offshore NV (I)	66,552	793,772
Sligro Food Group NV	8,456	334,346
SNS REAAL NV (I)	28,136	0
Telegraaf Media Groep NV (I)	4,667	23,442
TKH Group NV	14,736	570,826
TNT Express NV	119,585	1,010,108
TomTom NV (I)	63,002	631,120
USG People NV	29,923	440,525
Van Lanschot NV	651	16,596
Wessanen	32,316	341,385
New Zealand 1.0%		7,340,258
a2 Milk Company, Ltd. (I)(L)	131,178	58,097
Air New Zealand, Ltd.	192,579	301,762
Chorus, Ltd. (I)	183,304	295,795
Contact Energy, Ltd.	67,866	222,922
Ebos Group, Ltd.	34,161	237,265
Fisher & Paykel Healthcare Corp., Ltd.	218,033	1,004,327
Freightways, Ltd.	57,907	192,925
Genesis Energy, Ltd.	8,702	9,882
Hallenstein Glasson Holdings, Ltd.	24,065	50,389
Hellaby Holdings, Ltd.	16,115	29,347
Infratil, Ltd.	261,791	497,240
Kathmandu Holdings, Ltd.	64,785	70,860
Mainfreight, Ltd.	32,418	290,078
Metlifecare, Ltd.	49,738	137,301
Michael Hill International, Ltd.	43,259	24,128
New Zealand Oil & Gas, Ltd.	40,200	11,508
Nuplex Industries, Ltd.	80,775	199,749
NZX, Ltd.	80,835	51,236
Pacific Edge, Ltd. (I)	105,378	35,942

62SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
New Zealand (continued)
PGG Wrightson, Ltd.	18,780	$5,108
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	19,724	215,617
Pumpkin Patch, Ltd. (I)	30,500	2,651
Restaurant Brands New Zealand, Ltd.	35,586	89,121
Ryman Healthcare, Ltd.	146,544	711,190
Sanford, Ltd.	6,681	21,615
Skellerup Holdings, Ltd.	36,142	28,609
SKY Network Television, Ltd.	158,567	509,562
SKYCITY Entertainment Group, Ltd.	233,518	575,352
Steel & Tube Holdings, Ltd.	23,995	40,414
Summerset Group Holdings, Ltd.	66,844	163,194
The New Zealand Refining Company, Ltd. (I)	28,713	58,202
The Warehouse Group, Ltd.	41,572	68,523
Tourism Holdings, Ltd.	23,000	28,965
Tower, Ltd.	64,122	83,905
Trade Me Group, Ltd.	153,423	340,005
TrustPower, Ltd.	8,544	40,458
Vector, Ltd.	86,800	174,634
Xero, Ltd. (I)	22,650	198,886
Z Energy Ltd.	71,656	263,494
Norway 0.6%		4,161,581
ABG Sundal Collier Holding ASA	123,041	98,324
AF Gruppen ASA	3,843	50,155
Aker ASA	1,712	30,799
American Shipping ASA (I)	14,000	66,272
Atea ASA	24,776	216,232
Austevoll Seafood ASA	25,846	153,308
Bionor Pharma ASA (I)	47,836	7,145
Biotec Pharmacon ASA (I)(L)	11,916	20,820
Bonheur ASA	2,557	19,091
BW Offshore, Ltd.	121,482	45,641
Det Norske Oljeselskap ASA (I)(L)	32,503	194,009
DOF ASA (I)	10,345	6,810
Dolphin Group ASA (I)	50,001	3,309
Ekornes ASA	7,513	84,850
Electromagnetic GeoServices ASA (I)	72,449	7,503
Farstad Shipping ASA	4,400	9,499
Fred Olsen Energy ASA (I)	6,612	30,340
Ganger Rolf ASA	2,018	13,914
Grieg Seafood ASA	14,124	43,414
Hexagon Composites ASA	24,673	44,491
Kongsberg Automotive ASA (I)	151,819	79,773
Kvaerner ASA	59,104	28,917
Leroy Seafood Group ASA	6,448	216,283
Nordic Semiconductor ASA (I)(L)	34,594	193,869
Norske Skogindustrier ASA (I)	49,961	15,026

SEE NOTES TO FINANCIAL STATEMENTS63

	Shares	Value
Norway (continued)
Norwegian Air Shuttle ASA (I)(L)	7,291	$326,972
Odfjell SE, A Shares (I)	7,780	22,530
Olav Thon Eiendomsselskap ASA	3,160	56,147
Opera Software ASA (L)	25,543	160,532
Panoro Energy ASA (I)	86,556	6,429
Petroleum Geo-Services ASA (L)	51,256	232,632
PhotoCure ASA (I)	1,408	6,903
Q-Free ASA (I)	14,930	19,645
REC Silicon ASA (I)(L)	596,226	95,935
Salmar ASA	10,408	158,087
Sevan Marine ASA (I)	7,650	16,624
Siem Offshore, Inc. (I)	37,522	8,250
Solstad Offshore ASA	3,000	9,068
SpareBank 1 SR-Bank ASA	40,014	217,222
Sparebanken 1 SMN	16,711	122,143
Storebrand ASA (I)	46,807	160,190
Tomra Systems ASA	42,713	371,553
Vard Holdings, Ltd. (I)	185,000	46,821
Veidekke ASA	23,829	271,185
Wilh Wilhelmsen Holding ASA	20,420	95,847
Wilh Wilhelmsen Holding ASA, Class A	4,200	77,072
Peru 0.0%		34,007
Hochschild Mining PLC (I)	32,648	34,007
Philippines 0.0%		31,451
Del Monte Pacific, Ltd. (I)	136,300	31,451
Portugal 0.5%		3,470,296
Altri SGPS SA	44,909	166,769
Banco BPI SA (I)	184,497	191,334
Banco Comercial Portugues SA (I)(L)	13,991,810	987,357
Mota-Engil SGPS SA (L)	22,829	55,134
NOS SGPS	73,271	591,013
Novabase SGPS SA	2,054	5,282
Portucel SA	167,953	599,821
REN - Redes Energeticas Nacionais SGPS SA	126,646	378,599
Sonae Industria SGPS SA (I)	523,500	3,702
Sonae SGPS SA	371,043	471,734
Teixeira Duarte SA	37,298	19,551
Singapore 1.2%		8,635,848
Amara Holdings, Ltd.	80,000	25,008
Amtek Engineering, Ltd.	52,000	23,998
ASL Marine Holdings, Ltd.	3,000	768
AusGroup, Ltd. (I)	176,000	14,004
Baker Technology, Ltd.	101,000	13,530
Banyan Tree Holdings, Ltd.	78,000	21,286
Biosensors International Group, Ltd.	351,300	170,576

64SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
Bonvests Holdings, Ltd.	36,400	$29,785
Boustead Projects Pte, Ltd. (I)	28,557	15,095
Boustead Singapore, Ltd.	95,189	57,038
Breadtalk Group, Ltd.	38,000	30,986
Broadway Industrial Group, Ltd. (I)	20,400	2,516
Bukit Sembawang Estates, Ltd.	54,000	181,775
Cape PLC	38,567	150,823
Centurion Corp., Ltd.	85,000	25,574
China Aviation Oil Singapore Corp., Ltd.	72,000	31,766
China Environment, Ltd. (I)	138,600	10,423
China Merchants Holdings Pacific, Ltd. (L)	90,510	58,917
Chip Eng Seng Corp., Ltd.	216,000	98,005
Chuan Hup Holdings, Ltd.	78,000	17,598
COSCO Corp. Singapore, Ltd. (L)	410,300	109,041
Creative Technology, Ltd.	7,050	4,458
CSE Global, Ltd.	168,000	58,352
CW Group Holdings, Ltd.	92,000	39,411
CWT, Ltd. (L)	93,000	134,494
Dyna-Mac Holdings, Ltd.	135,000	19,678
Elec & Eltek International Company, Ltd.	5,000	3,619
Eu Yan Sang International, Ltd.	93,000	27,760
Ezion Holdings, Ltd. (L)	486,900	250,935
Ezra Holdings, Ltd. (L)	1,191,296	111,158
Falcon Energy Group, Ltd.	32,000	4,658
Far East Orchard, Ltd.	64,594	69,684
First Resources, Ltd.	162,700	175,959
FJ Benjamin Holdings, Ltd.	5,000	390
Food Empire Holdings, Ltd.	43,800	7,624
Fragrance Group, Ltd.	200,000	27,084
Frasers Centrepoint, Ltd.	74,100	83,643
Gallant Venture, Ltd. (I)	264,000	42,162
Global Premium Hotels, Ltd.	16,000	3,404
GMG Global, Ltd.	123,400	31,555
Golden Agri-Resources, Ltd.	489,100	109,244
GSH Corp., Ltd.	43,620	8,358
GuocoLand, Ltd.	52,000	71,371
GuocoLeisure, Ltd.	197,000	114,485
Hi-P International, Ltd.	51,000	13,217
Hiap Hoe, Ltd.	38,000	19,783
Ho Bee Investment, Ltd.	88,000	124,720
Hong Fok Corp., Ltd.	137,760	63,540
Hong Leong Asia, Ltd.	46,000	30,000
Hotel Grand Central, Ltd.	11,521	9,435
Hour Glass, Ltd.	31,600	16,126
HTL International Holdings, Ltd.	24,000	3,564
Hwa Hong Corp., Ltd.	55,000	12,675
Hyflux, Ltd.	187,000	88,119

SEE NOTES TO FINANCIAL STATEMENTS65

	Shares	Value
Singapore (continued)
Indofood Agri Resources, Ltd.	207,000	$70,445
Innovalues, Ltd.	62,500	30,407
Jiutian Chemical Group Ltdjiutian Chemical Group, Ltd. (I)	479,000	7,451
K1 Ventures, Ltd.	273,000	36,550
Keppel Infrastructure Trust	626,606	211,018
Keppel Telecommunications & Transportation, Ltd.	30,000	28,082
Lian Beng Group, Ltd.	132,000	49,055
Low Keng Huat Singapore, Ltd.	64,000	23,799
Lum Chang Holdings, Ltd.	41,200	10,519
M1, Ltd.	102,300	213,113
Metro Holdings, Ltd.	53,600	34,018
Mewah International, Inc.	57,000	11,706
Midas Holdings, Ltd.	382,000	70,453
Neptune Orient Lines, Ltd. (I)(L)	324,400	189,579
Nera Telecommunications, Ltd.	25,500	10,393
NSL, Ltd.	29,000	28,633
OKH Global, Ltd. (I)	61,000	31,780
Olam International, Ltd.	80,200	117,658
OM Holdings, Ltd. (I)	23,407	3,273
OSIM International, Ltd. (L)	79,000	82,612
Otto Marine, Ltd.	11,175	2,223
OUE, Ltd.	121,000	154,944
Oxley Holdings, Ltd.	63,100	17,660
Pacific Radiance, Ltd.	27,500	6,193
Pan-United Corp., Ltd.	78,000	37,604
Penguin International, Ltd.	124,000	11,512
Petra Foods, Ltd.	46,000	95,900
Q&M Dental Group Singapore, Ltd.	48,100	24,258
QAF, Ltd.	71,334	49,019
Raffles Education Corp., Ltd.	295,233	58,701
Raffles Medical Group, Ltd.	90,387	279,497
Religare Health Trust	60,000	40,183
Rickmers Maritime	221,728	34,572
Riverstone Holdings, Ltd.	34,500	40,813
Rotary Engineering, Ltd.	100,000	23,478
SATS, Ltd.	184,700	466,477
SBS Transit, Ltd.	20,500	24,004
Sheng Siong Group, Ltd.	180,900	111,581
SHS Holdings, Ltd.	84,000	13,082
SIIC Environment Holdings, Ltd. (I)	1,460,900	175,078
Sim Lian Group, Ltd.	69,447	44,073
Sinarmas Land, Ltd.	417,000	167,135
Sing Holdings, Ltd.	79,000	15,583
Sing Investments & Finance, Ltd.	28,600	25,404
Singapore Post, Ltd.	425,300	536,673
Singapore Reinsurance Corp., Ltd.	47,000	10,658
Singapore Shipping Corp., Ltd.	83,800	17,219

66SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
SMRT Corp., Ltd.	270,000	$233,663
Stamford Land Corp., Ltd.	196,000	69,532
Sunningdale Tech, Ltd.	83,800	9,733
SunVic Chemical Holdings, Ltd. (I)	87,000	16,005
Super Group, Ltd.	186,000	104,210
Swiber Holdings, Ltd.	256,500	20,184
Swissco Holdings, Ltd.	52,000	9,409
Tat Hong Holdings, Ltd.	139,000	46,836
Tiong Woon Corp. Holding, Ltd.	51,000	5,277
Tuan Sing Holdings, Ltd.	316,854	68,433
UMS Holdings, Ltd.	146,900	52,592
United Engineers, Ltd.	178,000	247,269
United Industrial Corp., Ltd.	4,500	10,172
UOB-Kay Hian Holdings, Ltd.	138,334	140,216
UPP Holdings, Ltd.	136,000	13,991
Venture Corp., Ltd.	97,500	553,659
Vibrant Group, Ltd.	512,639	28,007
Vicom, Ltd.	4,000	16,961
Wee Hur Holdings, Ltd.	102,000	20,590
Wheelock Properties Singapore, Ltd.	26,500	28,385
Wing Tai Holdings, Ltd.	176,817	206,357
XP Power, Ltd.	3,562	86,483
Yeo Hiap Seng, Ltd.	8,834	7,893
Yongnam Holdings, Ltd.	98,250	26,746
South Africa 0.1%		387,318
Lonmin PLC (I)(L)	134,717	72,231
Mota-Engil Africa NV	2,005	13,556
Petra Diamonds, Ltd. (I)	158,147	301,531
Spain 2.3%		16,372,942
Abengoa SA, A Shares	8,274	15,774
Abengoa SA, B Shares (L)	142,888	174,896
Acciona SA	12,281	911,082
Acerinox SA	46,388	533,548
Adveo Group International SA	3,825	32,031
Almirall SA	25,214	493,743
Amper SA (I)	11,487	1,509
Atresmedia Corp de Medios de Comunicaion SA	24,066	355,097
Azkoyen SA	2,428	8,940
Baron de Ley SA (I)	1,102	110,509
Bolsas y Mercados Espanoles SA	28,587	1,110,356
Caja de Ahorros del Mediterraneo (I)	1,684	0
Cementos Portland Valderrivas SA (I)	7,035	54,636
Cie Automotive SA	20,155	310,846
Construcciones y Auxiliar de Ferrocarriles SA	627	195,810
Distribuidora Internacional de Alimentacion SA (I)	212,948	1,277,070
Duro Felguera SA	30,857	107,024

SEE NOTES TO FINANCIAL STATEMENTS67

	Shares	Value
Spain (continued)
Ebro Foods SA	28,438	$574,061
Elecnor SA	6,680	67,187
Ence Energia y Celulosa SA	56,065	183,632
Ercros SA (I)	63,514	41,554
Faes Farma SA	97,501	274,962
Fluidra SA	12,779	43,920
Fomento de Construcciones y Contratas SA (I)(L)	38,186	349,317
Gamesa Corporacion Tecnologica SA	98,405	1,471,472
Grupo Catalana Occidente SA	13,026	410,405
Grupo Ezentis SA (I)	65,836	45,972
Iberpapel Gestion SA	1,271	22,139
Indra Sistemas SA (L)	52,824	623,244
Inmobiliaria Colonial SA (I)	503,111	352,611
Laboratorios Farmaceuticos Rovi SA	1,848	26,645
Liberbank SA (I)	368,512	257,898
Mediaset Espana Comunicacion SA	65,310	777,588
Melia Hotels International SA (L)	33,382	475,333
Miquel y Costas SA	3,642	131,112
NH Hotel Group SA (I)	95,630	534,756
Obrascon Huarte Lain SA (L)	11,672	180,512
Papeles y Cartones de Europa SA	21,247	106,465
Pescanova SA (I)	2,188	0
Prim SA	2,446	25,575
Promotora de Informaciones SA (I)	20,902	139,276
Prosegur Cia de Seguridad SA	93,795	457,671
Quabit Inmobiliaria SA (I)(L)	265,692	25,569
Realia Business SA (I)	35,461	27,431
Sacyr SA (I)	114,646	349,201
Solaria Energia y Medio Ambiente SA (I)	10,301	9,439
Tecnicas Reunidas SA	12,470	598,129
Telecomunicaciones y Energia (I)	4,417	5,738
Tubacex SA	31,268	80,025
Tubos Reunidos SA	31,261	39,876
Vidrala SA	5,985	299,431
Viscofan SA	15,701	913,392
Vocento SA (I)	14,712	27,959
Zardoya Otis SA	43,396	462,739
Zeltia SA (I)	68,882	267,835
Sweden 2.8%		19,914,396
AAK AB	9,134	605,682
Acando AB	35,406	56,265
AddTech AB, B Shares	19,555	281,641
AF AB, B Shares	26,838	368,536
Atrium Ljungberg AB, B Shares	12,255	172,085
Avanza Bank Holding AB	8,335	342,290
B&B Tools AB, B Shares	7,855	111,167
BE Group AB (I)	21,520	4,378

68SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Beijer Alma AB	5,647	$122,240
Beijer Electronics AB	1,967	11,491
Beijer Ref AB	5,039	105,532
Betsson AB (I)	27,903	493,527
Bilia AB, A Shares	16,616	329,926
BillerudKorsnas AB	50,257	766,077
BioGaia AB, B Shares	5,070	170,441
Biotage AB	11,979	25,335
Bjorn Borg AB	6,665	20,936
Bulten AB	5,708	49,602
Bure Equity AB	24,662	147,582
Byggmax Group AB	20,973	186,660
Castellum AB	60,204	852,003
Clas Ohlson AB, B Shares	14,703	271,532
Cloetta AB, B Shares (I)	79,959	243,360
Concordia Maritime AB, B Shares (I)	5,539	12,603
Dios Fastigheter AB	20,611	134,800
Doro AB (I)	8,530	47,354
Duni AB	14,919	213,309
East Capital Explorer AB (I)	1,176	7,324
Enea AB (I)	4,257	40,469
Eniro AB (I)(L)	148,388	16,707
Fabege AB	51,457	727,312
Fagerhult AB	1,800	31,353
Fastighets AB Balder, B Shares (I)	25,076	438,416
Gunnebo AB	14,001	60,170
Haldex AB	19,660	216,651
Hemfosa Fastigheter AB	24,839	272,834
HIQ International AB (I)	21,646	114,537
Holmen AB, B Shares	18,699	525,904
Hufvudstaden AB, A Shares	3,446	44,201
Industrial & Financial Systems AB, Class B	6,980	245,866
Indutrade AB	11,925	569,664
Intrum Justitia AB	26,122	895,652
ITAB Shop Concept AB, Class B	1,527	34,684
JM AB	22,573	592,155
KappAhl AB	22,127	67,558
Karolinska Development AB, Class B (I)	11,601	13,871
Klovern AB, A Shares	3,646	3,438
Klovern AB, B Shares	190,866	180,434
KNOW IT AB	3,226	19,971
Kungsleden AB	52,996	354,244
Lagercrantz AB, B Shares	4,279	103,131
Lindab International AB	23,667	177,093
Loomis AB, Class B	20,649	524,163
Medivir AB, B Shares (I)	11,625	104,432
Mekonomen AB	9,708	244,619

SEE NOTES TO FINANCIAL STATEMENTS69

	Shares	Value
Sweden (continued)
Modern Times Group AB, B Shares	22,167	$600,742
MQ Holding AB	14,460	62,096
Munksjo OYJ (I)	1,315	12,732
Mycronic AB	30,882	177,176
Net Insight AB, Class B (I)	86,044	25,674
NetEnt AB (I)	9,564	434,500
New Wave Group AB, B Shares	16,778	73,957
Nibe Industrier AB, B Shares	27,668	835,002
Nobia AB	42,589	498,846
Nolato AB, B Shares	9,637	241,583
Nordnet AB, B Shares	35,990	140,879
OEM International AB, B Shares	8,427	107,951
Opus Group AB	64,359	44,885
Peab AB	63,290	449,415
Pricer AB, B Shares (I)	42,894	41,487
Proact IT Group AB	930	11,593
Proffice AB, B Shares	22,512	50,205
Ratos AB, B Shares	83,220	513,936
Saab AB, Class B	24,263	619,157
Sagax AB	2,519	18,073
SAS AB (I)(L)	71,520	130,065
Sectra AB, B Shares (I)	1,335	17,952
Semcon AB	6,623	32,493
Sensys Gatso Group AB (I)	182,251	59,171
SkiStar AB	7,556	90,837
SSAB AB, A Shares (I)(L)	80,874	339,089
SSAB AB, A Shares (I)	9,753	40,834
SSAB AB, B Shares (I)	47,710	173,986
Sweco AB, B Shares	15,955	214,260
Swedol AB, Class B	662	1,604
Systemair AB	3,130	43,657
TradeDoubler AB (I)	9,405	6,943
Transcom Worldwide AB (I)	1,462	13,996
Tribona AB	13,179	54,309
Victoria Park AB (I)	12,055	13,808
Vitrolife AB	4,604	90,592
Wallenstam AB	53,742	409,710
Wihlborgs Fastigheter AB	25,678	447,994
Switzerland 4.7%		33,151,889
AFG Arbonia-Forster Holding AG (I)(L)	7,238	114,924
Allreal Holding AG (I)	5,407	731,839
Alpiq Holding AG (I)	985	92,179
ALSO Holding AG (I)	779	47,498
APG SGA SA	695	271,356
Ascom Holding AG	16,327	285,853
Autoneum Holding AG (I)	1,210	227,547
Bachem Holding AG	1,143	61,229

70SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Baloise Holding AG	3,264	$399,183
Bank Coop AG	2,535	108,630
Banque Cantonale de Geneve	390	103,603
Banque Cantonale Vaudoise	1,265	750,943
Barry Callebaut AG (I)	688	754,587
Belimo Holding AG	177	403,816
Bell AG	43	108,047
Bellevue Group AG	2,549	36,624
Berner Kantonalbank AG	1,239	232,631
BKW AG	5,625	214,037
Bobst Group AG	3,755	153,991
Bossard Holding AG (I)	2,573	276,848
Bucher Industries AG	2,373	538,494
Burckhardt Compression Holding AG	1,043	360,508
Burkhalter Holding AG	1,808	193,093
Calida Holding AG (I)	2,283	81,504
Carlo Gavazzi Holding AG	85	19,447
Cembra Money Bank AG (I)	7,231	443,136
Charles Voegele Holding AG (I)	3,654	37,408
Cie Financiere Tradition SA	832	53,725
Coltene Holding AG	1,381	87,660
Conzzeta AG	489	314,740
Daetwyler Holding AG	2,811	366,174
DKSH Holding AG (I)	3,271	199,133
Dufry AG (I)	8,056	1,081,610
Edmond de Rothschild Suisse SA	1	18,203
EFG International AG (I)	41,675	478,518
Emmi AG (I)	915	353,387
Energiedienst Holding AG (I)	1,013	26,114
Feintool International Holding AG (I)	567	52,373
Ferrexpo PLC	73,932	69,954
Flughafen Zuerich AG	1,609	1,279,673
Forbo Holding AG (I)	510	550,791
GAM Holding AG (I)	70,464	1,298,251
Gategroup Holding AG (I)	9,676	336,696
Georg Fischer AG	1,792	1,075,177
Gurit Holding AG (I)	209	116,436
Helvetia Holding AG	2,968	1,563,114
Highlight Communications AG (I)	4,309	22,622
HOCHDORF Holding AG	158	24,676
Huber & Suhner AG	6,218	271,635
Implenia AG	7,183	395,722
Inficon Holding AG (I)	774	236,605
Interroll Holding AG (I)	297	216,846
Intershop Holding AG	705	291,455
Jungfraubahn Holding AG	635	56,271
Kaba Holding AG	1,201	793,817

SEE NOTES TO FINANCIAL STATEMENTS71

	Shares	Value
Switzerland (continued)
Kardex AG (I)	2,916	$191,438
Komax Holding AG	1,638	278,194
Kudelski SA	18,429	244,517
Kuoni Reisen Holding AG (I)	1,558	326,599
LEM Holding SA	322	226,089
LifeWatch AG (I)	456	7,878
Logitech International SA	60,601	803,651
Luzerner Kantonalbank AG	1,224	443,668
MCH Group AG	307	19,338
Metall Zug AG	86	233,813
Meyer Burger Technology AG (I)(L)	28,251	228,327
Micronas Semiconductor Holding AG (I)	9,646	42,926
Mobilezone Holding AG	8,979	146,604
Mobimo Holding AG (I)	3,175	657,317
OC Oerlikon Corp. AG (I)	79,671	864,247
Orascom Development Holding AG (I)	4,937	61,751
Orell Fuessli Holding AG (I)	223	27,660
Orior AG (I)	2,149	117,643
Panalpina Welttransport Holding AG	4,484	564,636
Phoenix Mecano AG	318	151,814
Plazza AG (I)	376	78,611
PSP Swiss Property AG (I)	1,910	165,444
Rieter Holding AG (I)	1,347	192,793
Romande Energie Holding SA	101	102,362
Schaffner Holding AG (I)	198	44,678
Schmolz & Bickenbach AG (I)	278,791	227,992
Schweiter Technologies AG	413	334,137
Siegfried Holding AG (I)	1,683	314,756
St. Galler Kantonalbank AG	733	274,249
Straumann Holding AG	4,190	1,250,697
Sulzer AG	8,741	891,146
Swissquote Group Holding SA	3,570	84,830
Tamedia AG	972	151,731
Tecan Group AG	3,718	478,004
Temenos Group AG (I)	22,296	788,507
Tornos SA (I)	2,185	7,628
U-Blox AG (I)	2,550	497,428
Valiant Holding AG	8,127	917,239
Valora Holding AG (I)	1,465	285,280
Vaudoise Assurances Holding SA	407	213,932
Vetropack Holding AG	108	175,981
Von Roll Holding AG (I)	2,046	1,798
Vontobel Holding AG	10,560	554,925
VZ Holding AG	389	106,158
Walliser Kantonalbank	32	24,780
Walter Meier AG	876	32,791
Ypsomed Holding AG (I)	1,048	113,860

72SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Zehnder Group AG	4,558	$155,347
Zug Estates Holding AG, B Shares (I)	87	123,438
Zuger Kantonalbank AG	53	242,924
Thailand 0.0%		7,054
Mermaid Maritime PCL	62,000	7,054
United Arab Emirates 0.0%		207,181
Lamprell PLC (I)	101,843	207,181
United Kingdom 18.0%		126,422,401
4imprint Group PLC	3,295	55,563
A.G.BARR PLC	21,751	186,419
Acacia Mining PLC	29,933	109,588
Acal PLC	1,923	8,667
Afren PLC (I)	310,484	8,504
Aga Rangemaster Group PLC (I)	21,823	61,475
Akastor ASA	14,661	20,924
Alent PLC	100,180	730,466
Amec Foster Wheeler PLC	130,671	1,604,136
Amlin PLC	175,495	1,381,491
Anglo Pacific Group PLC	30,338	39,616
Anglo-Eastern Plantations PLC	3,323	28,511
Arrow Global Group PLC	5,192	21,426
Ashmore Group PLC (L)	135,775	542,369
AVEVA Group PLC	20,780	688,476
Avon Rubber PLC	3,710	49,011
Balfour Beatty PLC	255,155	1,061,506
Barratt Developments PLC	27,716	269,822
BBA Aviation PLC	180,024	800,442
Bellway PLC	47,585	1,802,341
Berendsen PLC	60,370	918,978
Berkeley Group Holdings PLC	40,346	2,068,858
Betfair Group PLC	24,674	1,236,620
Bloomsbury Publishing PLC	18,160	46,993
Bodycote PLC	71,073	691,840
Booker Group PLC	496,944	1,276,524
Boot Henry PLC	18,853	68,921
Bovis Homes Group PLC	56,201	944,293
Braemar Seascope Group PLC	1,929	13,285
Brammer PLC	29,413	136,620
Brewin Dolphin Holdings PLC	107,758	465,388
British Polythene Industries PLC	10,683	115,299
Britvic PLC	90,392	923,515
BTG PLC (I)	43,913	422,323
Cable & Wireless Communications PLC	1,016,680	929,998
Cairn Energy PLC (I)	47,153	108,990
Capital & Counties Properties PLC	5,753	38,854
Carclo PLC	7,141	15,555

SEE NOTES TO FINANCIAL STATEMENTS73

	Shares	Value
United Kingdom (continued)
Carillion PLC (L)	152,801	$796,879
Carpetright PLC (I)	6,882	59,144
Carr's Milling Industries PLC	9,750	23,279
Castings PLC	6,764	44,666
Centaur Media PLC	19,732	26,036
Charles Stanley Group PLC	5,789	33,364
Charles Taylor PLC	7,487	26,010
Chemring Group PLC	74,431	256,435
Chesnara PLC	41,607	229,420
Chime Communications PLC	23,010	127,444
Cineworld Group PLC	79,209	714,857
Clarkson PLC	2,963	104,308
Close Brothers Group PLC	59,649	1,352,433
Cobham PLC	353,004	1,512,740
Communisis PLC	76,410	56,032
Computacenter PLC	27,395	324,721
Concentric AB	16,391	194,175
Connect Group PLC	104,149	243,678
Consort Medical PLC	15,090	219,001
Costain Group PLC	22,129	131,747
Countrywide PLC	25,996	207,826
Cranswick PLC	15,914	410,406
Crest Nicholson Holdings PLC	65,927	554,352
Creston PLC	10,587	24,010
Croda International PLC	38,831	1,713,292
Daily Mail & General Trust PLC	99,459	1,245,692
Dairy Crest Group PLC	65,915	590,200
Darty PLC	89,867	99,740
De La Rue PLC	31,817	237,817
Debenhams PLC	445,287	513,376
Dechra Pharmaceuticals PLC	37,242	541,702
Development Securities PLC	44,597	173,650
Devro PLC	75,316	333,849
Dialight PLC	6,041	58,762
Dignity PLC	19,677	724,758
Diploma PLC	44,384	487,434
Domino's Pizza Group PLC	62,951	831,504
Drax Group PLC	129,743	581,067
DS Smith PLC	359,113	2,158,250
Dunelm Group PLC	26,037	371,749
E2V Technologies PLC	13,271	46,990
Electrocomponents PLC	202,657	567,581
Elementis PLC	163,797	593,085
EnQuest PLC (I)	245,145	126,321
Enterprise Inns PLC (I)	194,488	357,242
Essentra PLC	90,810	1,180,736
esure Group PLC	13,290	49,914

74SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Euromoney Institutional Investor PLC	13,807	$213,349
Evraz PLC	143,859	173,094
Fenner PLC	51,955	135,114
Fidessa Group PLC	13,595	391,795
Findel PLC (I)	18,987	51,960
FirstGroup PLC (I)	410,699	681,574
Flybe Group PLC (I)	27,391	37,197
Foxtons Group PLC	36,823	135,057
Fuller Smith & Turner PLC, Class A	10,352	167,554
Future PLC (I)	44,714	7,088
Galliford Try PLC	37,373	988,371
Gem Diamonds, Ltd.	36,843	73,289
Genus PLC	25,611	539,643
Go-Ahead Group PLC	18,310	706,787
Greene King PLC	112,099	1,405,385
Greggs PLC	42,405	737,890
Halfords Group PLC	80,604	641,754
Halma PLC	138,294	1,593,353
Hardy Oil & Gas PLC (I)	7,986	3,395
Hays PLC	522,426	1,271,160
Headlam Group PLC	23,720	173,912
Helical Bar PLC	39,821	259,372
Henderson Group PLC	412,921	1,626,932
Hikma Pharmaceuticals PLC	20,958	726,497
Hill & Smith Holdings PLC	31,582	347,244
Hilton Food Group, Ltd.	1,897	12,450
Hogg Robinson Group PLC	48,756	47,244
Home Retail Group PLC	311,743	724,788
HomeServe PLC	108,699	698,625
Howden Joinery Group PLC	236,417	1,734,030
Hunting PLC	62,758	499,086
Huntsworth PLC	40,056	22,737
ICAP PLC	184,801	1,277,179
IG Group Holdings PLC	132,851	1,465,684
Imagination Technologies Group PLC (I)	110,021	411,216
IMI PLC	48,723	769,582
Inchcape PLC	147,802	1,645,054
Indivior PLC (I)	72,736	246,747
Informa PLC	199,727	1,761,770
Innovation Group PLC	355,175	210,866
Intermediate Capital Group PLC	43,798	356,335
International Personal Finance PLC	25,827	157,306
Interserve PLC	51,750	459,420
IP Group PLC (I)	81,562	278,241
ITE Group PLC	78,986	181,763
Ithaca Energy, Inc. (I)	140,966	81,434
J.D. Wetherspoon PLC	34,016	390,524

SEE NOTES TO FINANCIAL STATEMENTS75

	Shares	Value
United Kingdom (continued)
James Fisher & Sons PLC	19,303	$310,988
Jardine Lloyd Thompson Group PLC	45,442	733,011
JD Sports Fashion PLC	17,790	238,502
John Menzies PLC	17,248	119,922
John Wood Group PLC	120,926	1,178,104
Johnston Press PLC (I)	2,635	4,051
Jupiter Fund Management PLC	139,504	948,114
Just Retirement Group PLC	4,603	13,108
KAZ Minerals PLC (I)	18,055	47,882
KCOM Group PLC	207,253	297,553
Keller Group PLC	28,433	425,963
Kier Group PLC	44,120	1,009,079
Ladbrokes PLC	361,017	548,485
Laird PLC	122,423	710,654
Lancashire Holdings, Ltd.	76,590	763,396
Laura Ashley Holdings PLC	68,094	29,275
Lavendon Group PLC	40,440	107,910
Lookers PLC	134,298	332,574
Low & Bonar PLC	29,009	29,852
LSL Property Services PLC	17,515	87,968
Man Group PLC	602,130	1,472,478
Management Consulting Group PLC	85,894	21,076
Marshalls PLC	59,533	306,040
Marston's PLC	261,221	607,734
McBride PLC (I)	32,860	59,254
Mears Group PLC	39,299	237,332
Melrose Industries PLC	368,281	1,497,082
Michael Page International PLC	107,762	831,679
Micro Focus International PLC	50,141	1,001,496
Millennium & Copthorne Hotels PLC	57,018	484,852
Mitchells & Butlers PLC (I)	77,347	425,870
Mitie Group PLC	146,824	665,340
Moneysupermarket.com Group PLC	159,510	787,513
Morgan Advanced Materials PLC	115,881	592,083
Morgan Sindall PLC	11,781	148,231
Mothercare PLC (I)	43,053	165,139
MWB Group Holdings PLC (I)	15,166	1,135
N. Brown Group PLC	60,233	277,027
National Express Group PLC	166,223	754,205
NCC Group PLC	33,364	117,799
Norcros PLC	93,556	28,883
Northgate PLC	57,127	435,507
Novae Group PLC	18,725	243,591
Ocado Group PLC (I)	19,830	103,162
Ophir Energy PLC (I)	35,676	52,722
Oxford Biomedica PLC (I)	750	95
Oxford Instruments PLC	8,480	108,588

76SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Pace PLC	143,879	$751,908
PayPoint PLC	17,489	273,749
Pendragon PLC	350,935	246,277
Pennon Group PLC	149,629	1,761,438
Petrofac, Ltd.	63,026	857,410
Petropavlovsk PLC	33,706	3,039
Photo-Me International PLC	41,479	93,250
Poundland Group PLC	31,855	167,214
Premier Farnell PLC	164,353	328,587
Premier Foods PLC (I)	243,699	130,103
Premier Oil PLC (I)	175,219	279,714
Punch Taverns PLC (I)	7,353	14,052
PZ Cussons PLC	84,138	407,007
QinetiQ Group PLC	233,371	828,896
Quintain Estates & Development PLC (I)	224,973	449,274
R.E.A. Holdings PLC	2,867	11,639
Rank Group PLC	28,805	110,851
Rathbone Brothers PLC	4,711	156,557
Redrow PLC	102,557	752,144
Renishaw PLC	11,976	396,393
Renold PLC (I)	36,501	39,995
Rentokil Initial PLC	654,632	1,483,334
Rexam PLC	60,597	497,117
Ricardo PLC	19,176	250,420
Rightmove PLC	33,425	1,894,939
RM PLC	12,019	32,479
Robert Walters PLC	12,302	84,226
Rotork PLC	320,010	1,020,869
RPC Group PLC	92,290	923,062
RPS Group PLC	84,234	300,226
Savills PLC	51,612	708,834
SDL PLC	15,813	92,820
Senior PLC	152,620	664,703
Sepura PLC	12,332	31,679
Serco Group PLC	32,302	55,699
Severfield Rowen PLC	78,284	80,283
Shanks Group PLC	183,180	261,795
SIG PLC	232,360	665,429
Skyepharma PLC (I)	10,259	50,914
Soco International PLC	68,528	160,725
Spectris PLC	45,010	1,251,286
Speedy Hire PLC	226,833	165,510
Spirax-Sarco Engineering PLC	24,363	1,181,062
Spirent Communications PLC	155,960	187,906
Sportech PLC (I)	2,345	2,252
St. Ives PLC	37,604	103,932
St. Modwen Properties PLC	93,019	635,942

SEE NOTES TO FINANCIAL STATEMENTS77

	Shares	Value
United Kingdom (continued)
Stagecoach Group PLC	141,960	$789,604
SThree PLC	31,058	166,804
Stobart Group, Ltd.	16,590	28,816
Stock Spirits Group PLC	8,701	26,286
Stolt-Nielsen, Ltd.	8,803	133,509
STRATEC Biomedical AG	1,400	80,907
SuperGroup PLC (I)	14,219	318,545
Synergy Health PLC	18,565	461,801
Synthomer PLC	119,036	624,976
TalkTalk Telecom Group PLC (L)	183,871	842,532
Tate & Lyle PLC	178,693	1,470,494
Taylor Wimpey PLC	69,679	213,545
Ted Baker PLC	10,602	497,858
Telecity Group PLC	74,198	1,228,151
Telecom Plus PLC	18,837	320,581
The Restaurant Group PLC	72,806	740,463
The Unite Group PLC	83,975	830,048
The Vitec Group PLC	3,750	35,288
Thomas Cook Group PLC (I)	529,398	864,483
Topps Tiles PLC	47,363	117,030
Tribal Group PLC	3,692	7,590
Trifast PLC	22,400	38,048
Trinity Mirror PLC	116,839	244,360
TT Electronics PLC	55,567	135,645
Tullett Prebon PLC	93,582	537,468
UBM PLC	137,879	1,034,474
UK Mail Group PLC	6,109	36,048
Ultra Electronics Holdings PLC	27,481	738,337
UTV Media PLC	26,046	68,264
Vectura Group PLC (I)	166,317	436,382
Vesuvius PLC	105,601	639,802
Victrex PLC	29,867	817,221
Volex PLC (I)	8,308	10,915
Vp PLC	664	7,615
W.S. Atkins PLC	32,320	723,752
WH Smith PLC	44,033	1,007,421
William Hill PLC	304,706	1,670,206
Wilmington Group PLC	8,311	32,916
Wincanton PLC (I)	48,179	135,324
Xaar PLC	25,284	196,798
Xchanging PLC	83,684	121,894
Zeal Network SE	2,167	108,828
United States 0.2%		1,228,618
AgJunction, Inc. (I)	10,400	3,478
Alacer Gold Corp. (I)	95,571	208,489
Argonaut Gold, Inc. (I)	57,099	57,724
BNK Petroleum, Inc. (I)	35,400	14,530

78SEE NOTES TO FINANCIAL STATEMENTS

			Shares	Value
United States (continued)
	Boart Longyear, Ltd. (I)		78,496	$4,126
	Diligent Corp. (I)		12,729	41,364
	Mood Media Corp. (I)		42,000	13,568
	Nexteer Automotive Group, Ltd.		256,000	240,625
	Performance Sports Group, Ltd. (I)		1,841	23,929
	Sims Metal Management, Ltd.		70,995	581,670
	Thompson Creek Metals Company, Inc. (I)		12,600	6,048
	Thompson Creek Metals Company, Inc. (I)		61,272	33,067
Preferred securities 0.3%				$2,042,767
(Cost $2,008,664)
Germany 0.3%				2,042,767
	Biotest AG		702	17,019
	Draegerwerk AG & Company KGaA		2,987	282,949
	Fuchs Petrolub SE		13,595	585,043
	Jungheinrich AG		5,962	416,090
	Sartorius AG		1,847	407,047
	Sixt SE		6,478	235,776
	STO SE & Company KGaA		276	43,903
	Villeroy & Boch AG		3,602	54,940
Rights 0.0%				$16,744
(Cost $33,543)
	Fortune Oil PLC (Expiration Date: 12-31-2015; Strike Price: GBP 999,999) (I)(N)		276,527	2,122
	Ste Industrielle d'Aviation Latecoere SA (I)(N)		5,781	14,622
Warrants 0.0%				$748
(Cost $0)
Hong Kong 0.0%				748
	Miramar Hotel & Investment (I)(N)		4,600	748
	Yield (%)		Shares	Value
Securities lending collateral 5.0%				$34,823,101
(Cost $34,823,128)
John Hancock Collateral Trust (W)	0.1436(Y	)	3,480,535	34,823,101
Total investments (Cost $712,067,479)† 104.5%				$734,961,348
Other assets and liabilities, net (4.5%)				($31,385,185)
Total net assets 100.0%				$703,576,163

SEE NOTES TO FINANCIAL STATEMENTS79

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 8-31-15. The value of securities on loan amounted to $26,150,312.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $14,293 or 0% of the fund's net assets as of 8-31-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $715,199,504. Net unrealized appreciation aggregated $19,761,844, of which $121,489,680 related to appreciated investment securities and $101,727,836 related to depreciated investment securities.

80SEE NOTES TO FINANCIAL STATEMENTS

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

(a)	The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Nominating and Governance Committee Charter"

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott President Date: October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott President Date: October 23, 2015

/s/ Charles A. Rizzo
Charles A. Rizzo Chief Financial Officer Date: October 23, 2015